================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2018 - APRIL 30, 2019

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] Dimensional

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2019 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO       GLOBAL SMALL COMPANY PORTFOLIO        WORLD EX U.S. VALUE PORTFOLIO

U.S. LARGE CAP EQUITY PORTFOLIO             INTERNATIONAL SMALL COMPANY PORTFOLIO WORLD EX U.S. TARGETED VALUE PORTFOLIO

U.S. LARGE CAP VALUE PORTFOLIO              JAPANESE SMALL COMPANY PORTFOLIO      WORLD EX U.S. CORE EQUITY PORTFOLIO

U.S. TARGETED VALUE PORTFOLIO               ASIA PACIFIC SMALL COMPANY PORTFOLIO  WORLD CORE EQUITY PORTFOLIO

U.S. SMALL CAP VALUE PORTFOLIO              UNITED KINGDOM SMALL COMPANY          SELECTIVELY HEDGED GLOBAL EQUITY
                                            PORTFOLIO                             PORTFOLIO

U.S. CORE EQUITY 1 PORTFOLIO                CONTINENTAL SMALL COMPANY PORTFOLIO   EMERGING MARKETS PORTFOLIO

U.S. CORE EQUITY 2 PORTFOLIO                DFA INTERNATIONAL REAL ESTATE         EMERGING MARKETS SMALL CAP PORTFOLIO
                                            SECURITIES PORTFOLIO

U.S. VECTOR EQUITY PORTFOLIO                DFA GLOBAL REAL ESTATE SECURITIES     EMERGING MARKETS VALUE PORTFOLIO
                                            PORTFOLIO

U.S. SMALL CAP PORTFOLIO                    DFA INTERNATIONAL SMALL CAP VALUE     EMERGING MARKETS CORE EQUITY
                                            PORTFOLIO                             PORTFOLIO

U.S. MICRO CAP PORTFOLIO                    INTERNATIONAL VECTOR EQUITY PORTFOLIO EMERGING MARKETS TARGETED VALUE
                                                                                  PORTFOLIO

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO  INTERNATIONAL HIGH RELATIVE           DFA COMMODITY STRATEGY PORTFOLIO
                                            PROFITABILITY PORTFOLIO

DFA REAL ESTATE SECURITIES PORTFOLIO

LARGE CAP INTERNATIONAL PORTFOLIO

INTERNATIONAL CORE EQUITY PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO      U.S. LARGE COMPANY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------

THE U.S. LARGE CAP VALUE SERIES        THE CONTINENTAL SMALL COMPANY SERIES

THE DFA INTERNATIONAL VALUE SERIES     THE CANADIAN SMALL COMPANY SERIES

THE JAPANESE SMALL COMPANY SERIES      THE EMERGING MARKETS SERIES

THE ASIA PACIFIC SMALL COMPANY SERIES  THE EMERGING MARKETS SMALL CAP SERIES

THE UNITED KINGDOM SMALL COMPANY
SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[LOGO] DIMENSIONAL

June 2019

Dear Fellow Shareholder,

Delivering a great investment experience for our clients informs everything we do at Dimensional, from the way we design and manage strategies to how we communicate and set expectations.

Our investment philosophy keeps us focused on the things we can control. And our expert implementation--the way we apply academic insights to real portfolios--helps us pursue better investor outcomes. We work hard to make clients aware of what to expect from markets--and what to expect from Dimensional. We are committed to being open and transparent about what we seek to deliver, and to following through with robust investment strategies that can help achieve our clients' financial goals.

On behalf of everyone at Dimensional, thank you for entrusting us with your investments. We understand that the assets we manage play an important role in your future. We are honored by the opportunity to serve you. And we are committed to delivering a great investment experience.

Sincerely,

/s/ David P. Butler                    /s/ Gerard K. O'Reilly

DAVID P. BUTLER                        GERARD K. O'REILLY

Co-Chief Executive Officer             Co-Chief Executive Officer and

                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses..........................................   3
   Disclosure of Portfolio Holdings.....................................   8
   Schedules of Investments/Summary Schedules of Portfolio Holdings
       Enhanced U.S. Large Company Portfolio............................  11
       U.S. Large Cap Equity Portfolio..................................  16
       U.S. Large Cap Value Portfolio...................................  19
       U.S. Targeted Value Portfolio....................................  20
       U.S. Small Cap Value Portfolio...................................  23
       U.S. Core Equity 1 Portfolio.....................................  26
       U.S. Core Equity 2 Portfolio.....................................  29
       U.S. Vector Equity Portfolio.....................................  32
       U.S. Small Cap Portfolio.........................................  35
       U.S. Micro Cap Portfolio.........................................  38
       U.S. High Relative Profitability Portfolio.......................  41
       DFA Real Estate Securities Portfolio.............................  44
       Large Cap International Portfolio................................  46
       International Core Equity Portfolio..............................  50
       Global Small Company Portfolio...................................  54
       International Small Company Portfolio............................  55
       Japanese Small Company Portfolio.................................  56
       Asia Pacific Small Company Portfolio.............................  57
       United Kingdom Small Company Portfolio...........................  58
       Continental Small Company Portfolio..............................  59
       DFA International Real Estate Securities Portfolio...............  60
       DFA Global Real Estate Securities Portfolio......................  64
       DFA International Small Cap Value Portfolio......................  66
       International Vector Equity Portfolio............................  70
       International High Relative Profitability Portfolio..............  74
       World ex U.S. Value Portfolio....................................  78
       World ex U.S. Targeted Value Portfolio...........................  79
       World ex U.S. Core Equity Portfolio..............................  84
       World Core Equity Portfolio......................................  90
       Selectively Hedged Global Equity Portfolio.......................  91
       Emerging Markets Portfolio.......................................  93
       Emerging Markets Small Cap Portfolio.............................  94
       Emerging Markets Value Portfolio.................................  95
       Emerging Markets Core Equity Portfolio...........................  96
       Emerging Markets Targeted Value Portfolio........................ 101
   Statements of Assets and Liabilities................................. 105
   Statements of Operations............................................. 113
   Statements of Changes in Net Assets.................................. 121
   Financial Highlights................................................. 133
   Notes to Financial Statements........................................ 155
   Section 19(a) Notice................................................. 193
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Consolidated Disclosure of Fund Expenses............................. 195
   Consolidated Disclosure of Portfolio Holdings........................ 197
   Consolidated Schedule of Investments

TABLE OF CONTENTS

CONTINUED

                                                                    PAGE
                                                                    ----
       DFA Commodity Strategy Portfolio............................ 198
   Consolidated Statement of Assets and Liabilities................ 210
   Consolidated Statement of Operations............................ 211
   Consolidated Statement of Changes in Net Assets................. 212
   Consolidated Financial Highlights............................... 213
   Consolidated Notes to Financial Statements...................... 214
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses..................................... 228
   Disclosure of Portfolio Holdings................................ 230
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio........................... 231
       U.S. Large Company Portfolio................................ 232
   Statements of Assets and Liabilities............................ 235
   Statements of Operations........................................ 236
   Statements of Changes in Net Assets............................. 237
   Financial Highlights............................................ 238
   Notes to Financial Statements................................... 241
   Section 19(a) Notice............................................ 252
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses..................................... 253
   Disclosure of Portfolio Holdings................................ 255
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series............................. 257
       The DFA International Value Series.......................... 260
       The Japanese Small Company Series........................... 264
       The Asia Pacific Small Company Series....................... 267
       The United Kingdom Small Company Series..................... 269
       The Continental Small Company Series........................ 272
       The Canadian Small Company Series........................... 276
       The Emerging Markets Series................................. 279
       The Emerging Markets Small Cap Series....................... 283
   Statements of Assets and Liabilities............................ 287
   Statements of Operations........................................ 289
   Statements of Changes in Net Assets............................. 291
   Financial Highlights............................................ 294
   Notes to Financial Statements................................... 299
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Disclosure of Fund Expenses..................................... 313
   Disclosure of Portfolio Holdings................................ 315
   Summary Schedule of Portfolio Holdings
       Dimensional Emerging Markets Value Fund..................... 316
   Statement of Assets and Liabilities............................. 320
   Statement of Operations......................................... 321
   Statements of Changes in Net Assets............................. 322
   Financial Highlights............................................ 323
   Notes to Financial Statements................................... 324
VOTING PROXIES ON FUND PORTFOLIO SECURITIES........................ 333
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS................. 334

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
  P.L.C.  Public Limited Company
  SA      Special Assessment
  ADR     American Depositary Receipt
  REIT    Real Estate Investment Trust
  GDR     Global Depositary Receipt
  CAD     Canadian Dollars
  DKK     Danish Krone
  EUR     Euro
  GBP     British Pounds
  NOK     Norwegian Krone
  SEK     Swedish Krona
  USD     United States Dollar
  AUD     Australian Dollars
  CHF     Swiss Franc
  HKD     Hong Kong Dollar
  ILS     Israeli New Shekel
  JPY     Japanese Yen
  NZD     New Zealand Dollars
  SGD     Singapore Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Investment Footnotes
  ^                           Denominated in USD, unless otherwise noted.
  +                           See Note B to Financial Statements.
  (OMEGA)                     Rule 144A, Section 4(2), or other security that
                              is restricted as to resale to institutional
                              investors. This security has been deemed liquid
                              based upon the Fund's Liquidity Guidelines.
  #                           Total or Partial Securities on Loan.
  (double left angle quote)   Total or partial security pledged as collateral
                              for Futures Contracts.
  @                           Security purchased with cash proceeds from
                              Securities on Loan.
  (S)                         Affiliated Fund.
  ++                          Calculated as a percentage of total net assets.
                              Percentages shown parenthetically next to the
                              category headings have been calculated as a
                              percentage of total investments "Other
                              Securities" are those securities that are not
                              among the top 50 holdings in unaffiliated
                              issuers of the Fund or do not represent more
                              than 1.0% of the net assets of the Fund. Some of
                              the individual securities within this category
                              may include Total or Partial Securities on Loan
                              and/or Non-Income Producing Securities.
  *                           Non-Income Producing Securities.
  (double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
  ~                           Total or partial security pledged as collateral
                              for Swap Agreements.

FINANCIAL HIGHLIGHTS
--------------------

  (A)                         Computed using average shares outstanding.
  (B)                         Non-Annualized
  (C)                         Annualized
  (D)                         Represents the combined ratios for the
                              respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying
                              Fund(s).
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

  --                          Amounts designated as -- are either zero or
                                rounded to zero.
  SEC                         Securities and Exchange Commission
  (a)                         Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,108.60    0.15%     $0.78
Hypothetical 5% Annual Return......... $1,000.00 $1,024.05    0.15%     $0.75

U.S. LARGE CAP EQUITY PORTFOLIO
-------------------------------
Actual Fund Return.................... $1,000.00 $1,095.20    0.18%     $0.94
Hypothetical 5% Annual Return......... $1,000.00 $1,023.90    0.18%     $0.90

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                            BEGINNING  ENDING               EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                              VALUE    VALUE     EXPENSE     DURING
                                            11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                            --------- --------- ---------- ----------
U.S. LARGE CAP VALUE PORTFOLIO (2)
----------------------------------
Actual Fund Return......................... $1,000.00 $1,043.70    0.27%     $1.37
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.46    0.27%     $1.35

U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares......................... $1,000.00 $1,042.00    0.47%     $2.38
   Class R2 Shares......................... $1,000.00 $1,041.70    0.62%     $3.14
   Institutional Class Shares.............. $1,000.00 $1,042.60    0.37%     $1.87
Hypothetical 5% Annual Return
   Class R1 Shares......................... $1,000.00 $1,022.46    0.47%     $2.36
   Class R2 Shares......................... $1,000.00 $1,021.72    0.62%     $3.11
   Institutional Class Shares.............. $1,000.00 $1,022.96    0.37%     $1.86

U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return......................... $1,000.00 $1,020.30    0.52%     $2.60
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.22    0.52%     $2.61

U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,084.80    0.19%     $0.98
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.85    0.19%     $0.95

U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,076.00    0.22%     $1.13
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.70    0.22%     $1.10

U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,056.00    0.32%     $1.63
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.21    0.32%     $1.61

U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return......................... $1,000.00 $1,038.10    0.37%     $1.87
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.96    0.37%     $1.86

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return......................... $1,000.00 $1,023.20    0.52%     $2.61
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.22    0.52%     $2.61

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
------------------------------------------
Actual Fund Return......................... $1,000.00 $1,107.00    0.25%     $1.31
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.56    0.25%     $1.25

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                    BEGINNING  ENDING               EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                      VALUE    VALUE     EXPENSE     DURING
                                                    11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                    --------- --------- ---------- ----------
DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return................................. $1,000.00 $1,131.40    0.18%     $0.95
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.90    0.18%     $0.90

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return................................. $1,000.00 $1,078.10    0.23%     $1.19
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.65    0.23%     $1.15

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return................................. $1,000.00 $1,061.90    0.30%     $1.53
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.31    0.30%     $1.51

GLOBAL SMALL COMPANY PORTFOLIO (3)
----------------------------------
Actual Fund Return................................. $1,000.00 $1,053.30    0.49%     $2.49
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.37    0.49%     $2.46

INTERNATIONAL SMALL COMPANY PORTFOLIO (3)
-----------------------------------------
Actual Fund Return................................. $1,000.00 $1,049.10    0.54%     $2.74
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.12    0.54%     $2.71

JAPANESE SMALL COMPANY PORTFOLIO (2)
------------------------------------
Actual Fund Return................................. $1,000.00 $  984.10    0.54%     $2.66
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.12    0.54%     $2.71

ASIA PACIFIC SMALL COMPANY PORTFOLIO (2)
----------------------------------------
Actual Fund Return................................. $1,000.00 $1,095.30    0.56%     $2.91
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.02    0.56%     $2.81

UNITED KINGDOM SMALL COMPANY PORTFOLIO (2)
------------------------------------------
Actual Fund Return................................. $1,000.00 $1,093.00    0.59%     $3.06
Hypothetical 5% Annual Return...................... $1,000.00 $1,021.87    0.59%     $2.96

CONTINENTAL SMALL COMPANY PORTFOLIO (2)
---------------------------------------
Actual Fund Return................................. $1,000.00 $1,070.90    0.55%     $2.82
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.07    0.55%     $2.76

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return................................. $1,000.00 $1,111.80    0.28%     $1.47
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.41    0.28%     $1.40

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO (4)
-----------------------------------------------
Actual Fund Return................................. $1,000.00 $1,124.00    0.24%     $1.26
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.60    0.24%     $1.20

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                     BEGINNING  ENDING               EXPENSES
                                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                       VALUE    VALUE     EXPENSE     DURING
                                                     11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                     --------- --------- ---------- ----------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,023.00    0.69%     $3.46
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.37    0.69%     $3.46

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return.................................. $1,000.00 $1,048.40    0.49%     $2.49
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.37    0.49%     $2.46

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
---------------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,095.40    0.35%     $1.82
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.06    0.35%     $1.76

WORLD EX U.S. VALUE PORTFOLIO (3)
---------------------------------
Actual Fund Return.................................. $1,000.00 $1,055.40    0.53%     $2.70
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.17    0.53%     $2.66

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return.................................. $1,000.00 $1,060.30    0.68%     $3.47
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.42    0.68%     $3.41

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.................................. $1,000.00 $1,080.20    0.37%     $1.91
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.96    0.37%     $1.86

WORLD CORE EQUITY PORTFOLIO (3)
-------------------------------
Actual Fund Return.................................. $1,000.00 $1,081.40    0.33%     $1.70
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.16    0.33%     $1.66

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO (3)
----------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,084.30    0.35%     $1.81
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.06    0.35%     $1.76

EMERGING MARKETS PORTFOLIO (2)
------------------------------
Actual Fund Return.................................. $1,000.00 $1,120.20    0.48%     $2.52
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.41    0.48%     $2.41

EMERGING MARKETS SMALL CAP PORTFOLIO (2)
----------------------------------------
Actual Fund Return.................................. $1,000.00 $1,144.00    0.71%     $3.77
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.27    0.71%     $3.56

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                               BEGINNING  ENDING               EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                 VALUE    VALUE     EXPENSE     DURING
                                               11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                               --------- --------- ---------- ----------
EMERGING MARKETS VALUE PORTFOLIO (2)
------------------------------------
Actual Fund Return
   Class R2 Shares............................ $1,000.00 $1,093.00    0.80%     $4.15
   Institutional Class Shares................. $1,000.00 $1,094.30    0.55%     $2.86
Hypothetical 5% Annual Return
   Class R2 Shares............................ $1,000.00 $1,020.83    0.80%     $4.01
   Institutional Class Shares................. $1,000.00 $1,022.07    0.55%     $2.76

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return............................ $1,000.00 $1,125.40    0.52%     $2.74
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%     $2.61

EMERGING MARKETS TARGETED VALUE PORTFOLIO (5)
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,202.10    0.85%     $4.64
Hypothetical 5% Annual Return................. $1,000.00 $1,018.99    0.85%     $3.93

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
(3)The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).
(4)The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).
(5)Emerging Markets Targeted Value Portfolio commenced operations on
   November 14, 2018. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (167), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2019 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
U.S. Large Cap Value Portfolio.................              100.0%
Japanese Small Company Portfolio...............              100.0%
Asia Pacific Small Company Portfolio...........              100.0%
United Kingdom Small Company Portfolio.........              100.0%
Continental Small Company Portfolio............              100.0%
Emerging Markets Portfolio.....................              100.0%
Emerging Markets Small Cap Portfolio...........              100.0%
Emerging Markets Value Portfolio...............              100.0%

FUNDS OF FUNDS

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
Global Small Company Portfolio.................              100.0%
International Small Company Portfolio..........              100.0%
World ex U.S. Value Portfolio..................              100.0%
World Core Equity Portfolio....................              100.0%
Selectively Hedged Global Equity Portfolio.....              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

ENHANCED DOMESTIC EQUITY PORTFOLIO

                    ENHANCED U.S. LARGE COMPANY PORTFOLIO
               Corporate.................................  31.7%
               Government................................  17.9%
               Foreign Corporate.........................  31.0%
               Foreign Government........................  16.2%
               Supranational.............................   3.2%
                                                          -----
                                                          100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       U.S. LARGE CAP EQUITY PORTFOLIO
               Communication Services....................   9.7%
               Consumer Discretionary....................  12.0%
               Consumer Staples..........................   6.7%
               Energy....................................   5.3%
               Financials................................  13.6%
               Health Care...............................  13.0%
               Industrials...............................  11.9%
               Information Technology....................  21.4%
               Materials.................................   3.7%
               Real Estate...............................   0.2%
               Utilities.................................   2.5%
                                                          -----
                                                          100.0%

                        U.S. TARGETED VALUE PORTFOLIO
               Communication Services....................   3.4%
               Consumer Discretionary....................  13.4%
               Consumer Staples..........................   4.4%
               Energy....................................   8.4%
               Financials................................  28.0%
               Health Care...............................   4.5%
               Industrials...............................  19.6%
               Information Technology....................  12.1%
               Materials.................................   5.8%
               Real Estate...............................   0.3%
               Utilities.................................   0.1%
                                                          -----
                                                          100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
               Communication Services....................   4.4%
               Consumer Discretionary....................  13.3%
               Consumer Staples..........................   3.9%
               Energy....................................  11.4%
               Financials................................  27.3%
               Health Care...............................   3.5%
               Industrials...............................  18.4%
               Information Technology....................  10.9%
               Materials.................................   6.4%
               Real Estate...............................   0.4%
               Utilities.................................   0.1%
                                                          -----
                                                          100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
               Communication Services....................   7.9%
               Consumer Discretionary....................  13.1%
               Consumer Staples..........................   6.1%
               Energy....................................   5.4%
               Financials................................  14.9%
               Health Care...............................  11.3%
               Industrials...............................  13.3%
               Information Technology....................  20.7%
               Materials.................................   4.1%
               Real Estate...............................   0.3%
               Utilities.................................   2.9%
                                                          -----
                                                          100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
               Communication Services....................   7.9%
               Consumer Discretionary....................  12.4%
               Consumer Staples..........................   5.8%
               Energy....................................   5.8%
               Financials................................  17.2%
               Health Care...............................  11.0%
               Industrials...............................  14.4%
               Information Technology....................  18.8%
               Materials.................................   4.4%
               Real Estate...............................   0.3%
               Utilities.................................   2.0%
                                                          -----
                                                          100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
               Communication Services....................   6.7%
               Consumer Discretionary....................  11.4%
               Consumer Staples..........................   3.9%
               Energy....................................   6.7%
               Financials................................  24.7%
               Health Care...............................   8.5%
               Industrials...............................  16.3%
               Information Technology....................  15.0%
               Materials.................................   5.1%
               Real Estate...............................   0.5%
               Utilities.................................   1.2%
                                                          -----
                                                          100.0%

                           U.S. SMALL CAP PORTFOLIO
               Communication Services....................   4.1%
               Consumer Discretionary....................  14.7%
               Consumer Staples..........................   4.4%
               Energy....................................   5.5%
               Financials................................  19.6%
               Health Care...............................   8.7%
               Industrials...............................  19.6%
               Information Technology....................  14.1%
               Materials.................................   5.1%
               Real Estate...............................   0.7%
               Utilities.................................   3.5%
                                                          -----
                                                          100.0%

                           U.S. MICRO CAP PORTFOLIO
               Communication Services....................   3.4%
               Consumer Discretionary....................  13.2%
               Consumer Staples..........................   3.8%
               Energy....................................   6.5%
               Financials................................  21.6%
               Health Care...............................  10.3%
               Industrials...............................  19.8%
               Information Technology....................  13.6%
               Materials.................................   4.4%
               Real Estate...............................   1.1%
               Utilities.................................   2.3%
                                                          -----
                                                          100.0%

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
               Communication Services....................   6.1%
               Consumer Discretionary....................  18.1%
               Consumer Staples..........................   9.5%
               Energy....................................   2.0%
               Financials................................   3.8%
               Health Care...............................   9.3%
               Industrials...............................  17.8%
               Information Technology....................  30.4%
               Materials.................................   3.0%
               Utilities.................................   0.0%
                                                          -----
                                                          100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

                     DFA REAL ESTATE SECURITIES PORTFOLIO
               Real Estate............................... 100.0%
                                                          -----
                                                          100.0%

                      LARGE CAP INTERNATIONAL PORTFOLIO
               Communication Services....................   5.9%
               Consumer Discretionary....................  12.7%
               Consumer Staples..........................  10.1%
               Energy....................................   7.3%
               Financials................................  18.7%
               Health Care...............................   8.8%
               Industrials...............................  15.4%
               Information Technology....................   6.1%
               Materials.................................   9.8%
               Real Estate...............................   2.0%
               Utilities.................................   3.2%
                                                          -----
                                                          100.0%

                     INTERNATIONAL CORE EQUITY PORTFOLIO
               Communication Services....................   6.1%
               Consumer Discretionary....................  14.2%
               Consumer Staples..........................   7.5%
               Energy....................................   7.1%
               Financials................................  16.4%
               Health Care...............................   6.0%
               Industrials...............................  18.2%
               Information Technology....................   6.3%
               Materials.................................  12.5%
               Real Estate...............................   2.6%
               Utilities.................................   3.1%
                                                          -----
                                                          100.0%

                   DFA INTERNATIONAL REAL ESTATE SECURITIES
                                  PORTFOLIO
               Real Estate............................... 100.0%
                                                          -----
                                                          100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
               Affiliated Investment Companies............  49.8%
               Real Estate................................  50.2%
                                                           -----
                                                           100.0%

                 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
               Communication Services....................   2.7%
               Consumer Discretionary....................  13.9%
               Consumer Staples..........................   4.8%
               Energy....................................   7.3%
               Financials................................  19.8%
               Health Care...............................   2.3%
               Industrials...............................  24.2%
               Information Technology....................   4.3%
               Materials.................................  15.4%
               Real Estate...............................   3.3%
               Utilities.................................   2.0%
                                                          -----
                                                          100.0%

                    INTERNATIONAL VECTOR EQUITY PORTFOLIO
               Communication Services....................   5.2%
               Consumer Discretionary....................  13.9%
               Consumer Staples..........................   5.9%
               Energy....................................   7.1%
               Financials................................  18.2%
               Health Care...............................   4.6%
               Industrials...............................  19.8%
               Information Technology....................   6.6%
               Materials.................................  13.6%
               Real Estate...............................   2.9%
               Utilities.................................   2.2%
                                                          -----
                                                          100.0%

                  INTERNATIONAL HIGH RELATIVE PROFITABILITY
                                  PORTFOLIO
               Communication Services....................   9.4%
               Consumer Discretionary....................  17.3%
               Consumer Staples..........................  12.4%
               Energy....................................   4.2%
               Financials................................   4.8%
               Health Care...............................  10.9%
               Industrials...............................  20.0%
               Information Technology....................   7.0%
               Materials.................................  11.1%
               Real Estate...............................   0.6%
               Utilities.................................   2.3%
                                                          -----
                                                          100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
               Communication Services....................   4.0%
               Consumer Discretionary....................  14.4%
               Consumer Staples..........................   4.7%
               Energy....................................   5.9%
               Financials................................  18.1%
               Health Care...............................   2.6%
               Industrials...............................  21.5%
               Information Technology....................   7.1%
               Materials.................................  15.3%
               Real Estate...............................   4.6%
               Utilities.................................   1.8%
                                                          -----
                                                          100.0%

                     WORLD EX U.S. CORE EQUITY PORTFOLIO
               Communication Services....................   6.4%
               Consumer Discretionary....................  13.3%
               Consumer Staples..........................   7.0%
               Energy....................................   6.8%
               Financials................................  17.7%
               Health Care...............................   5.4%
               Industrials...............................  15.9%
               Information Technology....................   8.8%
               Materials.................................  11.9%
               Real Estate...............................   3.6%
               Utilities.................................   3.2%
                                                          -----
                                                          100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
               Communication Services....................   7.6%
               Consumer Discretionary....................  11.1%
               Consumer Staples..........................   7.2%
               Energy....................................   6.9%
               Financials................................  18.7%
               Health Care...............................   3.1%
               Industrials...............................   9.0%
               Information Technology....................  18.3%
               Materials.................................  10.8%
               Real Estate...............................   4.0%
               Utilities.................................   3.3%
                                                          -----
                                                          100.0%

                  EMERGING MARKETS TARGETED VALUE PORTFOLIO
               Communication Services....................   3.0%
               Consumer Discretionary....................  10.9%
               Consumer Staples..........................   5.1%
               Energy....................................   4.2%
               Financials................................  16.7%
               Health Care...............................   3.1%
               Industrials...............................  17.9%
               Information Technology....................  14.1%
               Materials.................................  15.7%
               Real Estate...............................   7.5%
               Utilities.................................   1.8%
                                                          -----
                                                          100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
BONDS -- (80.1%)
AUSTRALIA -- (6.3%)
Australia & New Zealand Banking Group, Ltd.
(OMEGA)  2.250%, 12/19/19...................................      1,000  $   997,345
         5.100%, 01/13/20...................................        750      762,161
Commonwealth Bank of Australia
(OMEGA)  2.250%, 03/10/20...................................      1,000      996,402
(OMEGA)  2.050%, 09/18/20...................................      1,800    1,783,837
         2.400%, 11/02/20...................................      2,096    2,087,681
National Australia Bank, Ltd.
         2.125%, 05/22/20...................................      5,586    5,554,425
         2.500%, 01/12/21...................................      3,500    3,481,541
Westpac Banking Corp.
         2.150%, 03/06/20...................................      2,204    2,194,779
         2.300%, 05/26/20...................................      3,500    3,486,790
                                                                         -----------
TOTAL AUSTRALIA.............................................              21,344,961
                                                                         -----------
BELGIUM -- (0.3%)
Dexia Credit Local SA
         0.040%, 12/11/19................................... EUR  1,000    1,123,736
                                                                         -----------
CANADA -- (15.9%)
Bank of Montreal
         1.900%, 08/27/21...................................      4,000    3,937,662
Bank of Nova Scotia (The)
         2.350%, 10/21/20...................................      1,500    1,493,269
         2.450%, 03/22/21...................................      6,000    5,976,183
CPPIB Capital, Inc.
         1.400%, 06/04/20................................... CAD  6,200    4,609,020
Manitoba, Province of Canada
         0.750%, 12/15/21................................... GBP  2,500    3,218,282
Province of Alberta Canada
         1.250%, 06/01/20................................... CAD  2,000    1,484,362
Province of British Columbia Canada
         3.700%, 12/18/20................................... CAD  6,000    4,618,303
Province of Ontario Canada
         1.650%, 09/27/19...................................      4,000    3,985,787
Province of Quebec Canada
         4.500%, 12/01/20................................... CAD  5,500    4,281,847
Province of Saskatchewan Canada
         3.900%, 07/28/20................................... CAD  6,300    4,824,812
Royal Bank of Canada
         2.350%, 12/09/19................................... CAD  1,300      972,569
         2.860%, 03/04/21................................... CAD  5,000    3,787,863
         2.030%, 03/15/21................................... CAD  2,130    1,589,352

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
CANADA -- (Continued)
Toronto-Dominion Bank (The)
         1.693%, 04/02/20................................... CAD  3,000  $ 2,234,112
         2.563%, 06/24/20................................... CAD  5,000    3,754,609
         0.625%, 03/08/21................................... EUR  2,000    2,273,605
         3.250%, 06/11/21...................................      1,000    1,012,116
                                                                         -----------
TOTAL CANADA                                                              54,053,753
                                                                         -----------
DENMARK -- (2.7%)
Denmark Government Bond
         3.000%, 11/15/21................................... DKK 55,000    9,021,610
                                                                         -----------
FRANCE -- (3.1%)
Caisse d'Amortissement de la Dette Sociale
         4.250%, 04/25/20................................... EUR  1,000    1,172,615
Sanofi
         4.125%, 10/11/19................................... EUR  1,629    1,861,930
SNCF Reseau EPIC
         5.500%, 12/01/21................................... GBP  2,000    2,888,595
Total Capital Canada, Ltd.
         1.875%, 07/09/20................................... EUR    200      230,096
Total Capital International SA
         2.750%, 06/19/21...................................      2,000    2,007,283
Total Capital SA
         4.450%, 06/24/20...................................      2,200    2,245,534
                                                                         -----------
TOTAL FRANCE                                                              10,406,053
                                                                         -----------
GERMANY -- (2.1%)
Daimler Finance North America LLC
(OMEGA)  2.250%, 03/02/20...................................      1,500    1,493,423
EMD Finance LLC
(OMEGA)  2.400%, 03/19/20...................................      2,100    2,091,290
Kreditanstalt fuer Wiederaufbau
         1.375%, 01/28/20................................... CAD  5,000    3,719,489
                                                                         -----------
TOTAL GERMANY                                                              7,304,202
                                                                         -----------
IRELAND -- (0.2%)
Shire Acquisitions Investments Ireland DA
         2.400%, 09/23/21...................................        515      508,947
                                                                         -----------
JAPAN -- (3.2%)
MUFG Bank, Ltd.
(OMEGA)  2.300%, 03/05/20...................................      1,400    1,395,879
Toyota Credit Canada, Inc.
         2.250%, 05/23/19................................... CAD  1,900    1,418,639

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
JAPAN -- (Continued)
         1.800%, 02/19/20................................... CAD  6,500  $ 4,842,614
         2.200%, 02/25/21................................... CAD  4,500    3,363,160
                                                                         -----------
TOTAL JAPAN.................................................              11,020,292
                                                                         -----------
LUXEMBOURG -- (1.0%)
Nestle Finance International, Ltd.
         0.750%, 11/08/21................................... EUR  2,827    3,244,596
                                                                         -----------
NETHERLANDS -- (4.0%)
BNG Bank NV
         5.375%, 06/07/21................................... GBP    600      851,339
Cooperatieve Rabobank UA
         2.250%, 12/02/19...................................      1,655    1,650,704
         4.750%, 01/15/20...................................        700      710,008
Shell International Finance BV
         4.375%, 03/25/20...................................      1,547    1,570,798
         2.250%, 11/10/20...................................      2,685    2,676,311
         1.625%, 03/24/21................................... EUR  4,879    5,661,740
Toyota Motor Finance Netherlands BV
         0.250%, 01/10/22................................... EUR    500      565,001
                                                                         -----------
TOTAL NETHERLANDS...........................................              13,685,901
                                                                         -----------
NEW ZEALAND -- (0.6%)
ANZ New Zealand International Ltd.
         2.600%, 09/23/19...................................      2,200    2,198,911
                                                                         -----------
NORWAY -- (1.9%)
Norway Government Bond
(OMEGA)  3.750%, 05/25/21................................... NOK 35,000    4,252,601
Equinor ASA
         2.000%, 09/10/20................................... EUR  1,200    1,384,795
         2.900%, 11/08/20...................................        941      945,504
                                                                         -----------
TOTAL NORWAY................................................               6,582,900
                                                                         -----------
SPAIN -- (0.8%)
Telefonica Emisiones SA
         5.462%, 02/16/21...................................      2,500    2,611,429
                                                                         -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.2%)
Council Of Europe Development Bank
         1.625%, 03/10/20...................................      3,000    2,978,712
European Investment Bank
(OMEGA)  2.250%, 07/30/21................................... CAD  8,000    6,029,171

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Nordic Investment Bank
         1.375%, 07/15/20................................... NOK 14,890  $ 1,724,195
                                                                         -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS................              10,732,078
                                                                         -----------
SWEDEN -- (1.6%)
Kommuninvest I Sverige AB
         1.000%, 09/15/21................................... SEK 42,000    4,525,155
Svenska Handelsbanken AB
         2.400%, 10/01/20...................................      1,000      995,353
                                                                         -----------
TOTAL SWEDEN................................................               5,520,508
                                                                         -----------
SWITZERLAND -- (0.7%)
UBS Group Funding Switzerland AG
(OMEGA)  2.950%, 09/24/20...................................      2,500    2,503,897
                                                                         -----------
UNITED KINGDOM -- (1.8%)
AstraZeneca P.L.C.
         1.950%, 09/18/19...................................        700      697,090
Barclays P.L.C.
         2.750%, 11/08/19...................................      1,500    1,497,164
         2.875%, 06/08/20...................................        500      498,698
BP Capital Markets P.L.C.
         2.315%, 02/13/20...................................      2,550    2,542,119
HSBC USA, Inc.
         2.375%, 11/13/19...................................      1,000      998,170
                                                                         -----------
TOTAL UNITED KINGDOM........................................               6,233,241
                                                                         -----------
UNITED STATES -- (30.7%)
Allergan Funding SCS
         3.000%, 03/12/20...................................      1,200    1,200,432
Allergan, Inc.
         3.375%, 09/15/20...................................      1,800    1,809,667
Altria Group, Inc.
#        2.625%, 01/14/20...................................      2,000    1,996,058
American Honda Finance Corp.
#        2.150%, 03/13/20...................................      1,500    1,493,808
Amgen, Inc.
         2.200%, 05/11/20...................................      1,000      995,705
Anthem, Inc.
         2.500%, 11/21/20...................................      1,766    1,757,088
AT&T, Inc.
         2.450%, 06/30/20...................................      1,500    1,495,151
Autodesk, Inc.
         3.125%, 06/15/20...................................      1,500    1,504,495
BAE Systems Holdings, Inc.
(OMEGA)  6.375%, 06/01/19...................................        480      481,258

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                   FACE
                                                                  AMOUNT^
                                                                   (000)    VALUE+
                                                                  ------- ----------
UNITED STATES -- (Continued)
Bank of America Corp.
         2.250%, 04/21/20......................................    1,035  $1,030,931
Biogen, Inc.
         2.900%, 09/15/20......................................    2,000   1,999,395
Broadcom Corp. / Broadcom Cayman Finance Ltd.
         3.000%, 01/15/22......................................    2,900   2,883,235
Capital One NA
#        2.350%, 01/31/20......................................    1,500   1,494,968
Chevron Corp.
         1.961%, 03/03/20......................................    3,600   3,580,397
Citibank NA
         2.100%, 06/12/20......................................    1,000     993,338
Citizens Bank N.A.
         2.450%, 12/04/19......................................    2,200   2,196,328
CVS Health Corp.
         2.800%, 07/20/20......................................    1,500   1,498,539
Discovery Communications LLC
         2.750%, 11/15/19......................................    2,000   1,995,316
Eastman Chemical Co.
         2.700%, 01/15/20......................................      622     621,539
Enterprise Products Operating LLC
         5.250%, 01/31/20......................................    2,000   2,032,896
Exelon Generation Co. LLC
         2.950%, 01/15/20......................................    2,000   2,000,706
Express Scripts Holding Co.
         2.250%, 06/15/19......................................    2,000   1,998,423
General Electric Co.
#        2.200%, 01/09/20......................................    1,000     992,900
General Motors Financial Co., Inc.
         2.350%, 10/04/19......................................      429     428,212
         3.150%, 01/15/20......................................    1,600   1,602,873
Gilead Sciences, Inc.
         2.350%, 02/01/20......................................    1,500   1,495,769
Goldman Sachs Group, Inc. (The)
#        6.000%, 06/15/20......................................    1,000   1,034,197
Harley-Davidson Financial Services, Inc.
(OMEGA)  2.150%, 02/26/20......................................    1,000     992,752
Humana, Inc.
         2.625%, 10/01/19......................................    2,981   2,977,725
JM Smucker Co. (The)
         2.500%, 03/15/20......................................    1,061   1,058,323
John Deere Capital Corp.
         2.050%, 03/10/20......................................      220     218,922
JPMorgan Chase & Co.
         2.250%, 01/23/20......................................    1,000     996,963
#        4.950%, 03/25/20......................................    2,000   2,039,999
Kraft Heinz Foods Co.
         5.375%, 02/10/20......................................    1,500   1,527,441

                                                                   FACE
                                                                  AMOUNT^
                                                                   (000)    VALUE+
                                                                  ------- ----------
UNITED STATES -- (Continued)
Lowe's Cos., Inc.
#        3.750%, 04/15/21....................................      2,500  $2,545,274
LyondellBasell Industries NV
         6.000%, 11/15/21....................................      2,500   2,663,688
Manufacturers & Traders Trust Co.
         2.100%, 02/06/20....................................        400     398,135
Markel Corp.
         7.125%, 09/30/19....................................        527     535,166
         5.350%, 06/01/21....................................      2,100   2,190,758
Merck & Co., Inc.
         1.125%, 10/15/21.................................... EUR  1,700   1,961,247
Molson Coors Brewing Co.
#        2.100%, 07/15/21....................................      2,800   2,751,376
Nasdaq, Inc.
         5.550%, 01/15/20....................................      1,300   1,325,299
NBCUniversal Media LLC
#        4.375%, 04/01/21....................................      2,700   2,785,033
NetApp, Inc.
         3.375%, 06/15/21....................................      1,014   1,022,565
Newmont Goldcorp Corp.
(OMEGA)  3.625%, 06/09/21....................................      2,800   2,822,851
Nissan Motor Acceptance Corp.
(OMEGA)  2.125%, 03/03/20....................................      1,300   1,290,224
Nordstrom, Inc.
#        4.000%, 10/15/21....................................      2,500   2,557,366
Oracle Corp.
         2.250%, 01/10/21.................................... EUR  2,000   2,334,511
Philip Morris International, Inc.
         2.000%, 02/21/20....................................      3,000   2,983,614
PNC Bank NA
         2.600%, 07/21/20....................................      1,000     999,774
Quest Diagnostics, Inc.
         4.750%, 01/30/20....................................      1,131   1,147,031
Ryder System, Inc.
         2.450%, 09/03/19....................................      2,000   1,997,341
Southern Co. (The)
         2.750%, 06/15/20....................................      1,000     999,392
Target Corp.
         3.875%, 07/15/20....................................        463     470,392
TD Ameritrade Holding Corp.
         5.600%, 12/01/19....................................      1,500   1,525,266
Textron, Inc.
         7.250%, 10/01/19....................................      1,500   1,527,218
Tyson Foods, Inc.
         2.650%, 08/15/19....................................      1,200   1,200,496
Verizon Communications, Inc.
         4.600%, 04/01/21....................................      1,600   1,657,830
Volkswagen Group of America Finance LLC
         2.450%, 11/20/19....................................      2,000   1,995,783
Walgreens Boots Alliance, Inc.
         3.300%, 11/18/21....................................      2,500   2,521,470

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
UNITED STATES -- (Continued)
Walmart, Inc.
                           2.850%, 06/23/20.............    3,759  $  3,774,229
Zimmer Biomet Holdings, Inc.
                           2.700%, 04/01/20.............    2,000     1,996,078
                                                                   ------------
TOTAL UNITED STATES.....................................            104,405,156
                                                                   ------------
TOTAL BONDS.............................................            272,502,171
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (17.5%)
U.S. Treasury Notes
                           1.500%, 04/15/20.............   17,200    17,056,219
                           1.125%, 04/30/20.............   23,000    22,715,195
(double left angle quote)  1.750%, 10/31/20.............   20,000    19,835,156
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS.........................             59,606,570
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            332,108,741
                                                                   ------------

                                                              FACE
                                                             AMOUNT^
                                                              (000)      VALUE+
                                                            --------- ------------
COMMERCIAL PAPER -- (1.7%)
(OMEGA)  NRW Bank 2.561%, 06/21/19.......................   3,000,000 $  2,989,231
(OMEGA)  Sanofi 2.540%, 06/28/19.........................   2,800,000    2,788,629
                                                                      ------------
TOTAL COMMERCIAL PAPER...................................                5,777,860
                                                                      ------------
                                                             SHARES
                                                            ---------
SECURITIES LENDING COLLATERAL -- (0.7%)
@(S)     The DFA Short Term Investment Fund..............     209,006    2,418,413
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $342,451,447)....................................             $340,305,014
                                                                      ============

As of April 30, 2019, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                        UNREALIZED
                                                                         FOREIGN
                                                                         EXCHANGE
                                                           SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD      COUNTERPARTY          DATE    (DEPRECIATION)
------------------   -------------- ----------------------- ---------- -------------
USD     1,759,044   NOK 15,059,012 Citibank, N.A.           05/07/19     $ 13,266
USD     4,476,140   NOK 37,937,175 Royal Bank of Scotland   05/07/19       78,116
USD       876,104   GBP    670,313 Citibank, N.A.           05/08/19        1,735
USD     6,246,373   GBP  4,748,762 HSBC Bank                05/08/19       51,992
USD       564,137   EUR    502,568 Citibank, N.A.           05/09/19          159
USD     1,913,051   EUR  1,691,218 Citibank, N.A.           05/09/19       15,179
USD     6,163,881   EUR  5,463,344 Citibank, N.A.           05/09/19       32,960
USD    13,450,333   EUR 11,907,279 Citibank, N.A.           05/09/19       88,080
USD     4,672,896   SEK 43,237,150 Citibank, N.A.           05/14/19      116,113
USD    52,076,052   CAD 69,507,156 Royal Bank of Scotland   07/15/19       96,037
                                                                         --------
TOTAL APPRECIATION                                                       $493,637

USD     9,122,970   DKK 61,027,085 Royal Bank of Scotland   06/03/19     $(72,440)
                                                                         --------
TOTAL (DEPRECIATION)                                                     $(72,440)
                                                                         --------
TOTAL APPRECIATION
  (DEPRECIATION)                                                         $421,197
                                                                         ========

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2019, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------       --------- ---------- ------------ ------------ --------------
LONG POSITION
  CONTRACTS:
S&P 500(R) Emini
  Index..........   2,350    06/21/19  $325,763,311 $346,448,750  $20,685,439
                                       ------------ ------------  -----------
TOTAL FUTURES
  CONTRACTS                            $325,763,311 $346,448,750  $20,685,439
                                       ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Bonds
   Australia.....................          -- $ 21,344,961   --    $ 21,344,961
   Belgium.......................          --    1,123,736   --       1,123,736
   Canada........................          --   54,053,753   --      54,053,753
   Denmark.......................          --    9,021,610   --       9,021,610
   France........................          --   10,406,053   --      10,406,053
   Germany.......................          --    7,304,202   --       7,304,202
   Ireland.......................          --      508,947   --         508,947
   Japan.........................          --   11,020,292   --      11,020,292
   Luxembourg....................          --    3,244,596   --       3,244,596
   Netherlands...................          --   13,685,901   --      13,685,901
   New Zealand...................          --    2,198,911   --       2,198,911
   Norway........................          --    6,582,900   --       6,582,900
   Spain.........................          --    2,611,429   --       2,611,429
   Supranational Organization
     Obligations.................          --   10,732,078   --      10,732,078
   Sweden........................          --    5,520,508   --       5,520,508
   Switzerland...................          --    2,503,897   --       2,503,897
   United Kingdom................          --    6,233,241   --       6,233,241
   United States.................          --  104,405,156   --     104,405,156
U.S. Treasury Obligations........          --   59,606,570   --      59,606,570
Commercial Paper.................          --    5,777,860   --       5,777,860
Securities Lending Collateral....          --    2,418,413   --       2,418,413
Forward Currency Contracts**.....          --      421,197   --         421,197
Futures Contracts**.............. $20,685,439           --   --      20,685,439
                                  ----------- ------------   --    ------------
TOTAL............................ $20,685,439 $340,726,211   --    $361,411,650
                                  =========== ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS++
                                           ------- ------------ ---------------
COMMON STOCKS -- (96.7%)
COMMUNICATION SERVICES -- (9.4%)
*   Alphabet, Inc., Class A...............  13,558 $ 16,255,500       1.0%
*   Alphabet, Inc., Class C...............  14,246   16,931,086       1.0%
    AT&T, Inc............................. 407,523   12,616,912       0.8%
    Comcast Corp., Class A................ 303,463   13,209,744       0.8%
*   Facebook, Inc., Class A............... 133,100   25,741,540       1.6%
*   Netflix, Inc..........................  16,202    6,003,489       0.4%
    Verizon Communications, Inc........... 302,773   17,315,588       1.0%
    Walt Disney Co. (The)................. 121,810   16,684,316       1.0%
    Other Securities......................           36,270,364       2.1%
                                                   ------------      ----
TOTAL COMMUNICATION SERVICES..............          161,028,539       9.7%
                                                   ------------      ----
CONSUMER DISCRETIONARY -- (11.5%)
*   Amazon.com, Inc.......................  23,535   45,340,648       2.7%
    Home Depot, Inc. (The)................  65,421   13,326,258       0.8%
    McDonald's Corp.......................  32,870    6,494,126       0.4%
    NIKE, Inc., Class B...................  74,296    6,525,418       0.4%
    Other Securities......................          126,383,482       7.7%
                                                   ------------      ----
TOTAL CONSUMER DISCRETIONARY..............          198,069,932      12.0%
                                                   ------------      ----
CONSUMER STAPLES -- (6.5%)
    Coca-Cola Co. (The)................... 204,946   10,054,651       0.6%
    PepsiCo, Inc..........................  81,549   10,442,349       0.6%
    Procter & Gamble Co. (The)............ 139,066   14,807,748       0.9%
    Walmart, Inc..........................  95,127    9,782,861       0.6%
    Other Securities......................           66,183,722       4.0%
                                                   ------------      ----
TOTAL CONSUMER STAPLES....................          111,271,331       6.7%
                                                   ------------      ----
ENERGY -- (5.1%)
    Chevron Corp.......................... 104,689   12,568,961       0.8%
    Exxon Mobil Corp...................... 222,311   17,847,127       1.1%
    Other Securities......................           57,475,996       3.4%
                                                   ------------      ----
TOTAL ENERGY..............................           87,892,084       5.3%
                                                   ------------      ----
FINANCIALS -- (13.2%)
    American Express Co...................  52,259    6,126,323       0.4%
    Bank of America Corp.................. 407,306   12,455,417       0.8%
*   Berkshire Hathaway, Inc., Class B.....  85,580   18,546,042       1.1%
    Citigroup, Inc........................ 103,871    7,343,680       0.4%
    JPMorgan Chase & Co................... 183,469   21,291,577       1.3%
    Wells Fargo & Co...................... 211,703   10,248,542       0.6%
    Other Securities......................          149,710,722       9.0%
                                                   ------------      ----
TOTAL FINANCIALS..........................          225,722,303      13.6%
                                                   ------------      ----
HEALTH CARE -- (12.6%)
    Abbott Laboratories...................  81,622    6,493,846       0.4%
    Amgen, Inc............................  36,106    6,474,528       0.4%
    Eli Lilly & Co........................  52,635    6,160,400       0.4%
    Gilead Sciences, Inc..................  93,509    6,081,825       0.4%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS++
                                       ---------- -------------- ---------------
HEALTH CARE -- (Continued)
      Johnson & Johnson...............    157,146 $   22,189,015        1.3%
      Merck & Co., Inc................    127,628     10,045,600        0.6%
      Pfizer, Inc.....................    357,515     14,518,684        0.9%
      Thermo Fisher Scientific, Inc...     21,663      6,010,399        0.4%
      UnitedHealth Group, Inc.........     56,213     13,101,564        0.8%
      Other Securities................               124,775,691        7.5%
                                                  --------------      -----
TOTAL HEALTH CARE.....................               215,851,552       13.1%
                                                  --------------      -----
INDUSTRIALS -- (11.5%)
      3M Co...........................     33,417      6,332,856        0.4%
      Boeing Co. (The)................     26,559     10,031,069        0.6%
      Honeywell International, Inc....     37,479      6,507,479        0.4%
      Union Pacific Corp..............     43,964      7,783,387        0.5%
      United Technologies Corp........     45,156      6,439,697        0.4%
      Other Securities................               159,365,291        9.6%
                                                  --------------      -----
TOTAL INDUSTRIALS.....................               196,459,779       11.9%
                                                  --------------      -----
INFORMATION TECHNOLOGY -- (20.7%)
*     Adobe, Inc......................     22,054      6,379,119        0.4%
      Apple, Inc......................    266,968     53,572,469        3.2%
      Broadcom, Inc...................     23,056      7,341,030        0.4%
      Cisco Systems, Inc..............    245,070     13,711,666        0.8%
      Intel Corp......................    348,935     17,809,642        1.1%
      International Business Machines
        Corp..........................     51,907      7,280,995        0.4%
      Mastercard, Inc. Class A........     53,029     13,482,093        0.8%
      Microsoft Corp..................    379,440     49,554,864        3.0%
      Oracle Corp.....................    150,479      8,326,003        0.5%
      QUALCOMM, Inc...................     70,662      6,086,118        0.4%
      Texas Instruments, Inc..........     55,500      6,539,565        0.4%
#     Visa, Inc., Class A.............     90,457     14,873,844        0.9%
      Other Securities................               149,486,039        9.1%
                                                  --------------      -----
TOTAL INFORMATION TECHNOLOGY..........               354,443,447       21.4%
                                                  --------------      -----
MATERIALS -- (3.6%)
      Other Securities................                61,354,630        3.7%
                                                  --------------      -----
REAL ESTATE -- (0.2%)
      Other Securities................                 3,650,667        0.2%
                                                  --------------      -----
UTILITIES -- (2.4%)
      Other Securities................                40,569,018        2.5%
                                                  --------------      -----
TOTAL COMMON STOCKS...................             1,656,313,282      100.1%
                                                  --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S.
        Government Money Market Fund,
        2.370%........................ 15,732,514     15,732,514        0.9%
                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  The DFA Short Term Investment
        Fund..........................  3,552,638     41,107,577        2.5%
                                                  --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,270,143,849)...............            $1,713,153,373      103.5%
                                                  ==============      =====

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                -------------- ----------- ------- --------------
Common Stocks
   Communication Services...... $  161,028,539          --   --    $  161,028,539
   Consumer Discretionary......    198,069,932          --   --       198,069,932
   Consumer Staples............    111,271,331          --   --       111,271,331
   Energy......................     87,892,084          --   --        87,892,084
   Financials..................    225,722,303          --   --       225,722,303
   Health Care.................    215,851,552          --   --       215,851,552
   Industrials.................    196,459,779          --   --       196,459,779
   Information Technology......    354,443,447          --   --       354,443,447
   Materials...................     61,354,630          --   --        61,354,630
   Real Estate.................      3,650,667          --   --         3,650,667
   Utilities...................     40,569,018          --   --        40,569,018
Temporary Cash Investments.....     15,732,514          --   --        15,732,514
Securities Lending Collateral..             -- $41,107,577   --        41,107,577
                                -------------- -----------   --    --------------
TOTAL.......................... $1,672,045,796 $41,107,577   --    $1,713,153,373
                                ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company............................ $26,219,622,034
                                                                ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........... $26,219,622,034
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS++
                                           --------- -------------- ---------------
COMMON STOCKS -- (90.2%)
COMMUNICATION SERVICES -- (3.0%)
    Nexstar Media Group, Inc., Class A....   328,957 $   38,504,417       0.3%
    Other Securities......................              335,272,775       3.0%
                                                     --------------      ----
TOTAL COMMUNICATION SERVICES..............              373,777,192       3.3%
                                                     --------------      ----
CONSUMER DISCRETIONARY -- (12.1%)
#*  AutoNation, Inc.......................   919,485     38,554,006       0.4%
    Foot Locker, Inc......................   677,657     38,768,757       0.4%
    Graham Holdings Co., Class B..........    48,146     35,793,181       0.3%
    Marriott Vacations Worldwide Corp.....   402,103     42,474,140       0.4%
    PulteGroup, Inc....................... 1,453,321     45,721,479       0.4%
    Toll Brothers, Inc.................... 1,774,310     67,601,211       0.6%
    Other Securities......................            1,219,966,942      10.8%
                                                     --------------      ----
TOTAL CONSUMER DISCRETIONARY..............            1,488,879,716      13.3%
                                                     --------------      ----
CONSUMER STAPLES -- (3.9%)
#   Coty, Inc., Class A................... 3,378,933     36,560,055       0.3%
*   Post Holdings, Inc....................   611,801     68,998,917       0.6%
#   Sanderson Farms, Inc..................   256,548     38,900,373       0.4%
*   US Foods Holding Corp................. 1,326,779     48,493,773       0.4%
    Other Securities......................              291,595,284       2.6%
                                                     --------------      ----
TOTAL CONSUMER STAPLES....................              484,548,402       4.3%
                                                     --------------      ----
ENERGY -- (7.6%)
    Murphy Oil Corp....................... 1,787,848     48,700,979       0.4%
    PBF Energy, Inc., Class A............. 1,340,975     45,029,940       0.4%
*   WPX Energy, Inc....................... 2,817,522     39,135,381       0.3%
    Other Securities......................              801,829,383       7.2%
                                                     --------------      ----
TOTAL ENERGY..............................              934,695,683       8.3%
                                                     --------------      ----
FINANCIALS -- (25.3%)
    Associated Banc-Corp.................. 1,683,926     38,208,281       0.3%
    Assurant, Inc.........................   608,872     57,842,840       0.5%
    Assured Guaranty, Ltd................. 1,413,881     67,442,124       0.6%
    CIT Group, Inc........................   700,495     37,315,369       0.3%
    IBERIABANK Corp.......................   484,413     38,510,833       0.4%
    Investors Bancorp, Inc................ 3,443,442     40,460,443       0.4%
    Kemper Corp...........................   424,596     38,162,688       0.3%
    Legg Mason, Inc....................... 1,154,213     38,608,425       0.4%
#   New York Community Bancorp, Inc....... 4,178,802     48,599,479       0.4%
    Old Republic International Corp....... 2,061,820     46,102,295       0.4%
#   PacWest Bancorp....................... 1,302,222     51,502,880       0.5%
#   People's United Financial, Inc........ 4,039,945     69,850,649       0.6%
    Popular, Inc..........................   791,016     45,649,533       0.4%
#   Prosperity Bancshares, Inc............   656,814     48,367,783       0.4%
    Santander Consumer USA Holdings, Inc.. 1,713,138     36,575,496       0.3%
    Sterling Bancorp...................... 1,819,972     38,983,800       0.4%
    Umpqua Holdings Corp.................. 2,546,551     44,208,125       0.4%
    Unum Group............................ 1,227,622     45,323,804       0.4%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
FINANCIALS -- (Continued)
    Other Securities.................................................           $ 2,277,342,662      20.3%
                                                                                ---------------      ----
TOTAL FINANCIALS.....................................................             3,109,057,509      27.7%
                                                                                ---------------      ----
HEALTH CARE -- (4.1%)
    Perrigo Co. P.L.C................................................   808,694      38,752,617       0.4%
    Other Securities.................................................               463,438,426       4.1%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................               502,191,043       4.5%
                                                                                ---------------      ----
INDUSTRIALS -- (17.7%)
*   AECOM............................................................ 1,446,396      49,032,824       0.4%
    AGCO Corp........................................................   647,918      45,859,636       0.4%
    Air Lease Corp................................................... 1,040,908      40,137,412       0.4%
    Alaska Air Group, Inc............................................   626,331      38,769,889       0.4%
#   AMERCO...........................................................   103,133      38,486,142       0.3%
#*  Chart Industries, Inc............................................   398,655      35,189,277       0.3%
*   Genesee & Wyoming, Inc., Class A.................................   587,682      52,098,009       0.5%
*   JetBlue Airways Corp............................................. 2,789,272      51,740,996       0.5%
#*  Kirby Corp.......................................................   482,788      39,453,435       0.4%
    Quanta Services, Inc............................................. 1,660,315      67,408,789       0.6%
    Other Securities.................................................             1,719,042,989      15.2%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             2,177,219,398      19.4%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (11.0%)
*   Arrow Electronics, Inc........................................... 1,011,968      85,521,416       0.8%
    Avnet, Inc....................................................... 1,463,239      71,128,048       0.6%
    Jabil, Inc....................................................... 1,470,618      44,427,370       0.4%
    SYNNEX Corp......................................................   366,525      39,540,717       0.4%
*   Tech Data Corp...................................................   484,009      51,600,199       0.5%
    Xerox Corp....................................................... 1,083,724      36,153,033       0.3%
    Other Securities.................................................             1,020,069,373       9.0%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             1,348,440,156      12.0%
                                                                                ---------------      ----
MATERIALS -- (5.2%)
    Reliance Steel & Aluminum Co.....................................   771,739      70,969,118       0.6%
    Other Securities.................................................               575,289,443       5.2%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               646,258,561       5.8%
                                                                                ---------------      ----
REAL ESTATE -- (0.2%)
    Other Securities.................................................                27,376,895       0.3%
                                                                                ---------------      ----
UTILITIES -- (0.1%)
    Other Securities.................................................                15,827,088       0.2%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            11,108,271,643      99.1%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   619,517       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            11,108,891,160
                                                                                ---------------

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
        2.370%......................................................... 102,616,379 $   102,616,379        0.9%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (9.0%)
@(S)  The DFA Short Term Investment Fund...............................  95,092,810   1,100,318,899        9.8%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $10,650,561,576).............................................               $12,311,826,438      109.8%
                                                                                    ===============      =====

As of April 30, 2019, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------          --------- ---------- ----------- ----------- --------------
LONG POSITION
  CONTRACTS:
S&P 500(R)/ /Emini
  Index.............    556     06/21/19  $77,115,960 $81,968,300   $4,852,340
                                          ----------- -----------   ----------
TOTAL FUTURES
  CONTRACTS.........                      $77,115,960 $81,968,300   $4,852,340
                                          =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
   Communication Services.......... $   373,777,192             --   --    $   373,777,192
   Consumer Discretionary..........   1,488,854,076 $       25,640   --      1,488,879,716
   Consumer Staples................     484,548,402             --   --        484,548,402
   Energy..........................     934,695,683             --   --        934,695,683
   Financials......................   3,109,029,333         28,176   --      3,109,057,509
   Health Care.....................     502,191,043             --   --        502,191,043
   Industrials.....................   2,177,219,398             --   --      2,177,219,398
   Information Technology..........   1,348,369,764         70,392   --      1,348,440,156
   Materials.......................     646,258,561             --   --        646,258,561
   Real Estate.....................      27,376,895             --   --         27,376,895
   Utilities.......................      15,827,088             --   --         15,827,088
Preferred Stocks
   Communication Services..........         619,517             --   --            619,517
Temporary Cash Investments.........     102,616,379             --   --        102,616,379
Securities Lending Collateral......              --  1,100,318,899   --      1,100,318,899
Futures Contracts**................       4,852,340             --   --          4,852,340
                                    --------------- --------------   --    ---------------
TOTAL.............................. $11,216,235,671 $1,100,443,107   --    $12,316,678,778
                                    =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS++
                                                 ---------- -------------- ---------------
COMMON STOCKS -- (89.9%)
COMMUNICATION SERVICES -- (3.9%)
#*  Iridium Communications, Inc.................  2,236,633 $   61,417,942       0.4%
    Telephone & Data Systems, Inc...............  3,276,904    104,467,700       0.7%
    Other Securities............................               479,132,917       3.2%
                                                            --------------      ----
TOTAL COMMUNICATION SERVICES....................               645,018,559       4.3%
                                                            --------------      ----
CONSUMER DISCRETIONARY -- (12.0%)
    Aaron's, Inc................................  1,880,784    104,740,861       0.7%
#*  Adtalem Global Education, Inc...............  1,863,422     91,903,973       0.6%
#   Bed Bath & Beyond, Inc......................  5,590,884     93,423,672       0.6%
    Graham Holdings Co., Class B................    120,790     89,798,910       0.6%
*   Liberty Expedia Holdings, Inc., Class A.....  1,341,882     62,290,162       0.4%
*   Meritage Homes Corp.........................  1,426,415     72,961,127       0.5%
#*  Taylor Morrison Home Corp., Class A.........  4,091,900     79,219,184       0.5%
    Other Securities............................             1,365,148,450       9.3%
                                                            --------------      ----
TOTAL CONSUMER DISCRETIONARY....................             1,959,486,339      13.2%
                                                            --------------      ----
CONSUMER STAPLES -- (3.5%)
*   Darling Ingredients, Inc....................  5,660,971    123,465,777       0.8%
    Seaboard Corp...............................     18,093     81,338,529       0.6%
    Other Securities............................               367,012,349       2.4%
                                                            --------------      ----
TOTAL CONSUMER STAPLES..........................               571,816,655       3.8%
                                                            --------------      ----
ENERGY -- (10.3%)
#*  Oasis Petroleum, Inc........................ 10,648,238     61,723,454       0.4%
    Patterson-UTI Energy, Inc...................  4,582,905     62,281,679       0.4%
    PBF Energy, Inc., Class A...................  2,327,765     78,166,349       0.5%
#*  PDC Energy, Inc.............................  1,877,326     81,644,908       0.6%
#*  Whiting Petroleum Corp......................  2,447,646     67,041,024       0.5%
    World Fuel Services Corp....................  2,643,638     81,556,232       0.6%
    Other Securities............................             1,247,892,161       8.3%
                                                            --------------      ----
TOTAL ENERGY....................................             1,680,305,807      11.3%
                                                            --------------      ----
FINANCIALS -- (24.5%)
    American Equity Investment Life Holding Co..  3,256,996     95,788,252       0.7%
    Argo Group International Holdings, Ltd......  1,161,025     90,641,222       0.6%
    Associated Banc-Corp........................  4,348,093     98,658,230       0.7%
    CNO Financial Group, Inc....................  4,510,009     74,640,649       0.5%
    First BanCorp...............................  6,551,149     74,027,984       0.5%
#   Fulton Financial Corp.......................  5,262,504     90,778,194       0.6%
    IBERIABANK Corp.............................    854,270     67,914,465       0.5%
    International Bancshares Corp...............  1,565,480     64,920,456       0.4%
    Kemper Corp.................................  1,387,903    124,744,722       0.8%
#   Old National Bancorp........................  4,705,347     80,367,327       0.5%
#   Selective Insurance Group, Inc..............    892,881     63,671,344       0.4%
#   United Bankshares, Inc......................  1,605,713     63,008,178       0.4%
    Washington Federal, Inc.....................  2,935,549     97,284,094       0.7%
    Other Securities............................             2,926,059,795      19.7%
                                                            --------------      ----
TOTAL FINANCIALS................................             4,012,504,912      27.0%
                                                            --------------      ----

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                               SHARES        VALUE+      OF NET ASSETS++
                                                             ----------- --------------- ---------------
HEALTH CARE -- (3.2%)
#*  Acadia Healthcare Co., Inc..............................   2,396,004 $    76,054,032       0.5%
    Other Securities........................................                 445,044,252       3.0%
                                                                         ---------------      ----
TOTAL HEALTH CARE...........................................                 521,098,284       3.5%
                                                                         ---------------      ----
INDUSTRIALS -- (16.5%)
*   FTI Consulting, Inc.....................................   1,026,370      87,220,923       0.6%
#   GATX Corp...............................................   1,315,675     101,478,013       0.7%
    Regal Beloit Corp.......................................     980,540      83,424,343       0.6%
#   SkyWest, Inc............................................   1,722,896     106,113,165       0.7%
*   Spirit Airlines, Inc....................................   1,187,538      64,578,316       0.4%
    Triton International, Ltd...............................   2,079,274      68,512,078       0.5%
*   WESCO International, Inc................................   1,425,513      81,596,364       0.6%
    Other Securities........................................               2,111,897,929      14.1%
                                                                         ---------------      ----
TOTAL INDUSTRIALS...........................................               2,704,821,131      18.2%
                                                                         ---------------      ----
INFORMATION TECHNOLOGY -- (9.8%)
*   CACI International, Inc., Class A.......................     570,059     111,127,301       0.8%
#*  Finisar Corp............................................   3,473,046      83,735,139       0.6%
*   Insight Enterprises, Inc................................   1,090,649      61,708,920       0.4%
#*  Netscout Systems, Inc...................................   2,543,627      74,782,634       0.5%
*   Sanmina Corp............................................   2,305,591      78,205,647       0.5%
    SYNNEX Corp.............................................     647,009      69,799,331       0.5%
*   Tech Data Corp..........................................   1,121,386     119,550,961       0.8%
#   Vishay Intertechnology, Inc.............................   3,965,663      78,559,784       0.5%
    Other Securities........................................                 929,762,432       6.2%
                                                                         ---------------      ----
TOTAL INFORMATION TECHNOLOGY................................               1,607,232,149      10.8%
                                                                         ---------------      ----
MATERIALS -- (5.8%)
    Carpenter Technology Corp...............................   1,562,755      77,622,041       0.5%
#   Commercial Metals Co....................................   4,138,745      71,558,901       0.5%
    Domtar Corp.............................................   2,239,187     109,496,244       0.7%
#   Element Solutions, Inc..................................   6,470,184      70,266,198       0.5%
    Other Securities........................................                 615,140,300       4.2%
                                                                         ---------------      ----
TOTAL MATERIALS.............................................                 944,083,684       6.4%
                                                                         ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities........................................                  50,637,912       0.3%
                                                                         ---------------      ----
UTILITIES -- (0.1%)
    Other Securities........................................                  19,829,801       0.1%
                                                                         ---------------      ----
TOTAL COMMON STOCKS.........................................              14,716,835,233      98.9%
                                                                         ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..........................................                     455,314       0.0%
                                                                         ---------------      ----
TOTAL INVESTMENT SECURITIES.................................              14,717,290,547
                                                                         ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional U.S. Government Money Market
      Fund, 2.370%.......................................... 147,568,564     147,568,564       1.0%
                                                                         ---------------      ----

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                             PERCENTAGE
                                                 SHARES        VALUE+      OF NET ASSETS++
                                               ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (9.2%)
@(S)  The DFA Short Term Investment Fund...... 129,729,538 $ 1,501,100,488       10.1%
                                                           ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,609,009,387)....................               $16,365,959,599      110.0%
                                                           ===============      =====

As of April 30, 2019, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                                   UNREALIZED
                                                                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                                       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                                       --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index.........................................    863     06/21/19  $123,283,544 $127,227,775   $3,944,231
                                                                                       ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..........................................                      $123,283,544 $127,227,775   $3,944,231
                                                                                       ============ ============   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
   Communication Services.......... $   645,018,559             --   --    $   645,018,559
   Consumer Discretionary..........   1,959,464,222 $       22,117   --      1,959,486,339
   Consumer Staples................     571,816,655             --   --        571,816,655
   Energy..........................   1,680,305,807             --   --      1,680,305,807
   Financials......................   4,012,440,010         64,902   --      4,012,504,912
   Health Care.....................     521,098,284             --   --        521,098,284
   Industrials.....................   2,704,821,131             --   --      2,704,821,131
   Information Technology..........   1,607,232,149             --   --      1,607,232,149
   Materials.......................     944,083,684             --   --        944,083,684
   Real Estate.....................      50,637,912             --   --         50,637,912
   Utilities.......................      19,829,801             --   --         19,829,801
Preferred Stocks
   Communication Services..........         455,314             --   --            455,314
Temporary Cash Investments.........     147,568,564             --   --        147,568,564
Securities Lending Collateral......              --  1,501,100,488   --      1,501,100,488
Futures Contracts**................       3,944,231             --   --          3,944,231
                                    --------------- --------------   --    ---------------
TOTAL.............................. $14,868,716,323 $1,501,187,507   --    $16,369,903,830
                                    =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                             PERCENTAGE
                                   SHARES       VALUE+     OF NET ASSETS++
                                  --------- -------------- ---------------
COMMON STOCKS -- (93.3%)
COMMUNICATION SERVICES -- (7.3%)
*     Alphabet, Inc., Class A....   120,930 $  144,990,233       0.6%
*     Alphabet, Inc., Class C....   127,904    152,011,346       0.6%
      AT&T, Inc.................. 6,236,737    193,089,377       0.7%
      Comcast Corp., Class A..... 3,810,232    165,859,399       0.6%
*     Facebook, Inc., Class A.... 1,319,884    255,265,566       1.0%
      Verizon Communications,
        Inc...................... 3,574,772    204,441,211       0.8%
      Walt Disney Co. (The)...... 1,447,874    198,315,302       0.8%
      Other Securities...........              720,599,464       2.7%
                                            --------------      ----
TOTAL COMMUNICATION SERVICES.....            2,034,571,898       7.8%
                                            --------------      ----
CONSUMER DISCRETIONARY -- (12.3%)
*     Amazon.com, Inc............   325,490    627,062,995       2.4%
      Home Depot, Inc. (The).....   912,692    185,915,360       0.7%
      Lowe's Cos., Inc...........   635,866     71,941,879       0.3%
      McDonald's Corp............   422,272     83,428,279       0.3%
      NIKE, Inc., Class B........   897,617     78,837,701       0.3%
      Starbucks Corp............. 1,064,324     82,676,688       0.3%
      Other Securities...........            2,273,882,859       8.7%
                                            --------------      ----
TOTAL CONSUMER DISCRETIONARY.....            3,403,745,761      13.0%
                                            --------------      ----
CONSUMER STAPLES -- (5.7%)
      Altria Group, Inc.......... 1,416,780     76,973,657       0.3%
      Coca-Cola Co. (The)........ 2,670,749    131,026,946       0.5%
      Costco Wholesale Corp......   310,004     76,115,282       0.3%
      PepsiCo, Inc............... 1,094,982    140,212,445       0.5%
      Procter & Gamble Co.
        (The).................... 1,330,619    141,684,311       0.6%
      Walmart, Inc...............   987,203    101,523,957       0.4%
      Other Securities...........              921,818,315       3.5%
                                            --------------      ----
TOTAL CONSUMER STAPLES...........            1,589,354,913       6.1%
                                            --------------      ----
ENERGY -- (5.0%)
      Chevron Corp............... 1,385,384    166,329,203       0.7%
      Exxon Mobil Corp........... 2,718,233    218,219,745       0.9%
      Other Securities...........            1,008,783,851       3.7%
                                            --------------      ----
TOTAL ENERGY.....................            1,393,332,799       5.3%
                                            --------------      ----
FINANCIALS -- (13.9%)
      Bank of America Corp....... 5,850,983    178,923,060       0.7%
      Berkshire Hathaway,
*       Inc., Class B............ 1,192,385    258,401,753       1.0%
      Citigroup, Inc............. 1,414,364     99,995,535       0.4%
      JPMorgan Chase & Co........ 2,424,288    281,338,622       1.1%
      Wells Fargo & Co........... 3,242,707    156,979,446       0.6%
      Other Securities...........            2,894,444,054      11.0%
                                            --------------      ----
TOTAL FINANCIALS.................            3,870,082,470      14.8%
                                            --------------      ----
HEALTH CARE -- (10.6%)
      Amgen, Inc.................   522,469     93,689,141       0.4%
      Johnson & Johnson.......... 1,776,597    250,855,496       1.0%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                               SHARES        VALUE+      OF NET ASSETS++
                                                             ----------- --------------- ---------------
HEALTH CARE -- (Continued)
    Merck & Co., Inc........................................   1,410,637 $   111,031,238       0.4%
    Pfizer, Inc.............................................   4,127,168     167,604,292       0.7%
    UnitedHealth Group, Inc.................................     526,962     122,819,033       0.5%
    Other Securities........................................               2,186,382,147       8.2%
                                                                         ---------------      ----
TOTAL HEALTH CARE...........................................               2,932,381,347      11.2%
                                                                         ---------------      ----
INDUSTRIALS -- (12.4%)
    3M Co...................................................     451,022      85,473,179       0.3%
    Boeing Co. (The)........................................     315,877     119,303,584       0.5%
    Honeywell International, Inc............................     490,013      85,080,957       0.3%
    Union Pacific Corp......................................     505,841      89,554,091       0.4%
    United Technologies Corp................................     601,909      85,838,243       0.3%
    Other Securities........................................               2,976,101,483      11.3%
                                                                         ---------------      ----
TOTAL INDUSTRIALS...........................................               3,441,351,537      13.1%
                                                                         ---------------      ----
INFORMATION TECHNOLOGY -- (19.3%)
    Accenture P.L.C., Class A...............................     529,501      96,723,948       0.4%
*   Adobe, Inc..............................................     257,391      74,450,347       0.3%
    Apple, Inc..............................................   3,961,863     795,027,048       3.0%
    Broadcom, Inc...........................................     222,517      70,849,413       0.3%
    Cisco Systems, Inc......................................   2,718,780     152,115,741       0.6%
    Intel Corp..............................................   4,520,919     230,747,706       0.9%
    International Business Machines Corp....................     721,201     101,162,864       0.4%
    Mastercard, Inc., Class A...............................     728,506     185,215,365       0.7%
    Microsoft Corp..........................................   5,151,344     672,765,526       2.6%
    NVIDIA Corp.............................................     393,195      71,168,295       0.3%
    Oracle Corp.............................................   1,546,136      85,547,705       0.3%
    QUALCOMM, Inc...........................................     873,328      75,219,741       0.3%
    Texas Instruments, Inc..................................     769,161      90,630,241       0.4%
#   Visa, Inc., Class A.....................................   1,178,103     193,715,476       0.8%
    Other Securities........................................               2,482,420,903       9.2%
                                                                         ---------------      ----
TOTAL INFORMATION TECHNOLOGY................................               5,377,760,319      20.5%
                                                                         ---------------      ----
MATERIALS -- (3.8%)
    Other Securities........................................               1,059,473,926       4.0%
                                                                         ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities........................................                  80,295,080       0.3%
                                                                         ---------------      ----
UTILITIES -- (2.7%)
    Other Securities........................................                 752,397,978       2.9%
                                                                         ---------------      ----
TOTAL COMMON STOCKS.........................................              25,934,748,028      99.0%
                                                                         ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..........................................                     400,881       0.0%
                                                                         ---------------      ----
TOTAL INVESTMENT SECURITIES.................................              25,935,148,909
                                                                         ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional U.S. Government Money Market
      Fund, 2.370%.......................................... 231,478,329     231,478,329       0.9%
                                                                         ---------------      ----

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE+      OF NET ASSETS++
                                              ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
@(S) The DFA Short Term Investment Fund...... 141,548,860 $ 1,637,861,856        6.3%
                                                          ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $18,587,927,834).....................             $27,804,489,094      106.2%
                                                          ===============      =====

As of April 30, 2019, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index...........   1,493    06/21/19  $207,074,757 $220,105,525  $13,030,768
                                                         ------------ ------------  -----------
TOTAL FUTURES CONTRACTS............                      $207,074,757 $220,105,525  $13,030,768
                                                         ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                         --------------- -------------- ------- ---------------
Common Stocks
   Communication Services............... $ 2,034,571,898             --   --    $ 2,034,571,898
   Consumer Discretionary...............   3,403,744,186 $        1,575   --      3,403,745,761
   Consumer Staples.....................   1,589,354,913             --   --      1,589,354,913
   Energy...............................   1,393,332,799             --   --      1,393,332,799
   Financials...........................   3,870,075,471          6,999   --      3,870,082,470
   Health Care..........................   2,932,381,347             --   --      2,932,381,347
   Industrials..........................   3,441,351,537             --   --      3,441,351,537
   Information Technology...............   5,377,760,319             --   --      5,377,760,319
   Materials............................   1,059,473,926             --   --      1,059,473,926
   Real Estate..........................      80,295,080             --   --         80,295,080
   Utilities............................     752,397,978             --   --        752,397,978
Preferred Stocks
   Communication Services...............         400,881             --   --            400,881
Temporary Cash Investments..............     231,478,329             --   --        231,478,329
Securities Lending Collateral...........              --  1,637,861,856   --      1,637,861,856
Futures Contracts**.....................      13,030,768             --   --         13,030,768
                                         --------------- --------------   --    ---------------
TOTAL................................... $26,179,649,432 $1,637,870,430   --    $27,817,519,862
                                         =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS++
                                               --------- -------------- ---------------
COMMON STOCKS -- (92.6%)
COMMUNICATION SERVICES -- (7.3%)
*   Alphabet, Inc., Class A...................    96,783 $  116,038,946       0.4%
*   Alphabet, Inc., Class C...................   102,183    121,442,452       0.5%
    AT&T, Inc................................. 7,446,283    230,536,922       0.9%
*   Charter Communications, Inc., Class A.....   212,965     79,050,478       0.3%
    Comcast Corp., Class A.................... 5,191,520    225,986,866       0.8%
*   Facebook, Inc., Class A...................   937,110    181,237,074       0.7%
    Verizon Communications, Inc............... 3,707,953    212,057,832       0.8%
    Walt Disney Co. (The)..................... 1,676,944    229,691,020       0.8%
    Other Securities..........................              739,583,937       2.6%
                                                         --------------      ----
TOTAL COMMUNICATION SERVICES..................            2,135,625,527       7.8%
                                                         --------------      ----
CONSUMER DISCRETIONARY -- (11.5%)
*   Amazon.com, Inc...........................   222,113    427,905,137       1.6%
    Home Depot, Inc. (The)....................   617,705    125,826,508       0.5%
    Other Securities..........................            2,815,275,609      10.2%
                                                         --------------      ----
TOTAL CONSUMER DISCRETIONARY..................            3,369,007,254      12.3%
                                                         --------------      ----
CONSUMER STAPLES -- (5.4%)
    Coca-Cola Co. (The)....................... 2,183,360    107,115,642       0.4%
    PepsiCo, Inc..............................   787,126    100,791,484       0.4%
    Procter & Gamble Co. (The)................ 1,360,960    144,915,021       0.5%
    Walmart, Inc.............................. 1,069,681    110,005,994       0.4%
    Other Securities..........................            1,104,035,497       4.0%
                                                         --------------      ----
TOTAL CONSUMER STAPLES........................            1,566,863,638       5.7%
                                                         --------------      ----
ENERGY -- (5.4%)
    Chevron Corp.............................. 1,471,514    176,669,971       0.7%
    ConocoPhillips............................ 1,189,748     75,096,894       0.3%
    Exxon Mobil Corp.......................... 3,143,859    252,389,001       0.9%
    Other Securities..........................            1,074,016,938       3.9%
                                                         --------------      ----
TOTAL ENERGY..................................            1,578,172,804       5.8%
                                                         --------------      ----
FINANCIALS -- (15.9%)
    American Express Co.......................   742,133     87,000,252       0.3%
    Bank of America Corp...................... 5,982,585    182,947,449       0.7%
*   Berkshire Hathaway, Inc., Class B......... 1,010,279    218,937,562       0.8%
    Citigroup, Inc............................ 1,515,166    107,122,236       0.4%
    JPMorgan Chase & Co....................... 2,802,537    325,234,419       1.2%
    Wells Fargo & Co.......................... 4,070,914    197,072,947       0.7%
    Other Securities..........................            3,531,592,050      12.9%
                                                         --------------      ----
TOTAL FINANCIALS..............................            4,649,906,915      17.0%
                                                         --------------      ----
HEALTH CARE -- (10.2%)
    Abbott Laboratories.......................   833,213     66,290,426       0.3%
    Amgen, Inc................................   432,973     77,640,718       0.3%
*   Cigna Corp................................   407,290     64,693,944       0.3%
    CVS Health Corp........................... 1,180,741     64,208,696       0.2%
    Gilead Sciences, Inc...................... 1,079,751     70,227,005       0.3%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                               SHARES        VALUE+      OF NET ASSETS++
                                                             ----------- --------------- ---------------
HEALTH CARE -- (Continued)
    Johnson & Johnson.......................................   1,566,116 $   221,135,579       0.8%
    Merck & Co., Inc........................................   1,242,111      97,766,557       0.4%
    Pfizer, Inc.............................................   5,075,393     206,111,710       0.8%
    UnitedHealth Group, Inc.................................     617,082     143,823,302       0.5%
    Other Securities........................................               1,970,007,659       7.0%
                                                                         ---------------      ----
TOTAL HEALTH CARE...........................................               2,981,905,596      10.9%
                                                                         ---------------      ----
INDUSTRIALS -- (13.3%)
    Boeing Co. (The)........................................     219,736      82,992,090       0.3%
    Caterpillar, Inc........................................     494,234      68,906,104       0.3%
    Delta Air Lines, Inc....................................   1,138,794      66,380,302       0.3%
    Honeywell International, Inc............................     379,638      65,916,546       0.3%
    Union Pacific Corp......................................     618,468     109,493,575       0.4%
    United Technologies Corp................................     736,666     105,055,938       0.4%
    Other Securities........................................               3,393,494,070      12.2%
                                                                         ---------------      ----
TOTAL INDUSTRIALS...........................................               3,892,238,625      14.2%
                                                                         ---------------      ----
INFORMATION TECHNOLOGY -- (17.4%)
    Accenture P.L.C., Class A...............................     364,931      66,661,946       0.3%
    Apple, Inc..............................................   3,339,047     670,046,561       2.5%
    Broadcom, Inc...........................................     244,537      77,860,581       0.3%
    Cisco Systems, Inc......................................   2,865,665     160,333,957       0.6%
    Intel Corp..............................................   5,141,165     262,405,062       1.0%
    International Business Machines Corp....................     681,008      95,524,992       0.4%
    Mastercard, Inc., Class A...............................     495,575     125,994,988       0.5%
*   Micron Technology, Inc..................................   1,627,340      68,445,920       0.3%
    Microsoft Corp..........................................   3,927,281     512,902,899       1.9%
    Oracle Corp.............................................   1,640,590      90,773,845       0.3%
    Texas Instruments, Inc..................................     544,841      64,198,615       0.2%
#   Visa, Inc., Class A.....................................     871,369     143,279,205       0.5%
    Other Securities........................................               2,748,370,098       9.8%
                                                                         ---------------      ----
TOTAL INFORMATION TECHNOLOGY................................               5,086,798,669      18.6%
                                                                         ---------------      ----
MATERIALS -- (4.1%)
    Other Securities........................................               1,208,404,896       4.4%
                                                                         ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities........................................                  95,295,254       0.4%
                                                                         ---------------      ----
UTILITIES -- (1.8%)
    Other Securities........................................                 531,243,667       2.0%
                                                                         ---------------      ----
TOTAL COMMON STOCKS.........................................              27,095,462,845      99.1%
                                                                         ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..........................................                     621,427       0.0%
                                                                         ---------------      ----
TOTAL INVESTMENT SECURITIES.................................              27,096,084,272
                                                                         ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional U.S. Government Money Market
      Fund, 2.370%.......................................... 242,131,326     242,131,326       0.9%
                                                                         ---------------      ----

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE+      OF NET ASSETS++
                                              ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (6.6%)
@(S) The DFA Short Term Investment Fund...... 165,055,589 $ 1,909,858,226        7.0%
                                                          ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $19,538,810,825).....................             $29,248,073,824      107.0%
                                                          ===============      =====

As of April 30, 2019, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                                          UNREALIZED
                                         NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                              CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                              --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index................   1,585    06/21/19  $219,947,481 $233,668,625  $13,721,144
                                                              ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.................                      $219,947,481 $233,668,625  $13,721,144
                                                              ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                         --------------- -------------- ------- ---------------
Common Stocks
   Communication Services............... $ 2,135,625,527             --   --    $ 2,135,625,527
   Consumer Discretionary...............   3,369,002,954 $        4,300   --      3,369,007,254
   Consumer Staples.....................   1,566,863,638             --   --      1,566,863,638
   Energy...............................   1,578,172,804             --   --      1,578,172,804
   Financials...........................   4,649,895,180         11,735   --      4,649,906,915
   Health Care..........................   2,981,904,246          1,350   --      2,981,905,596
   Industrials..........................   3,892,085,125        153,500   --      3,892,238,625
   Information Technology...............   5,086,785,768         12,901   --      5,086,798,669
   Materials............................   1,208,404,896             --   --      1,208,404,896
   Real Estate..........................      95,295,254             --   --         95,295,254
   Utilities............................     531,243,667             --   --        531,243,667
Preferred Stocks
   Communication Services...............         621,427             --   --            621,427
Temporary Cash Investments..............     242,131,326             --   --        242,131,326
Securities Lending Collateral...........              --  1,909,858,226   --      1,909,858,226
Futures Contracts**.....................      13,721,144             --   --         13,721,144
                                         --------------- --------------   --    ---------------
TOTAL................................... $27,351,752,956 $1,910,042,012   --    $29,261,794,968
                                         =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                PERCENTAGE
                                                        SHARES      VALUE+    OF NET ASSETS++
                                                       --------- ------------ ---------------
COMMON STOCKS -- (91.8%)
COMMUNICATION SERVICES -- (6.1%)
*   Alphabet, Inc., Class A...........................    10,540 $ 12,637,038       0.3%
*   Alphabet, Inc., Class C...........................    11,067   13,152,908       0.3%
    AT&T, Inc......................................... 1,478,073   45,761,140       1.0%
*   Charter Communications, Inc., Class A.............    22,828    8,473,525       0.2%
    Comcast Corp., Class A............................   487,867   21,236,851       0.5%
    Nexstar Media Group, Inc., Class A................    74,085    8,671,649       0.2%
    Verizon Communications, Inc.......................   270,126   15,448,506       0.3%
    Walt Disney Co. (The).............................   154,596   21,175,014       0.5%
    Other Securities..................................            167,033,313       3.3%
                                                                 ------------      ----
TOTAL COMMUNICATION SERVICES..........................            313,589,944       6.6%
                                                                 ------------      ----
CONSUMER DISCRETIONARY -- (10.4%)
    Ford Motor Co.....................................   816,906    8,536,668       0.2%
    General Motors Co.................................   390,610   15,214,259       0.3%
    Lennar Corp., Class A.............................   148,783    7,741,179       0.2%
    PulteGroup, Inc...................................   244,585    7,694,644       0.2%
    Other Securities..................................            493,505,851      10.4%
                                                                 ------------      ----
TOTAL CONSUMER DISCRETIONARY..........................            532,692,601      11.3%
                                                                 ------------      ----
CONSUMER STAPLES -- (3.6%)
    Procter & Gamble Co. (The)........................   116,144   12,367,013       0.3%
    Walmart, Inc......................................    76,857    7,903,974       0.2%
    Other Securities..................................            162,670,396       3.4%
                                                                 ------------      ----
TOTAL CONSUMER STAPLES................................            182,941,383       3.9%
                                                                 ------------      ----
ENERGY -- (6.2%)
    Chevron Corp......................................   219,265   26,324,956       0.6%
    Exxon Mobil Corp..................................   365,812   29,367,387       0.6%
    HollyFrontier Corp................................   177,176    8,456,610       0.2%
    Valero Energy Corp................................    89,358    8,101,196       0.2%
    Other Securities..................................            242,579,953       5.1%
                                                                 ------------      ----
TOTAL ENERGY..........................................            314,830,102       6.7%
                                                                 ------------      ----
FINANCIALS -- (22.7%)
    Ally Financial, Inc...............................   297,038    8,824,999       0.2%
    American Express Co...............................    71,837    8,421,452       0.2%
    Bank of America Corp..............................   851,074   26,025,843       0.6%
*   Berkshire Hathaway, Inc., Class B.................   118,517   25,683,819       0.6%
    Citigroup, Inc....................................   258,480   18,274,536       0.4%
    Fifth Third Bancorp...............................   342,882    9,881,859       0.2%
    First American Financial Corp.....................   149,802    8,547,702       0.2%
    Goldman Sachs Group, Inc. (The)...................    44,550    9,173,736       0.2%
    Hartford Financial Services Group, Inc. (The).....   171,851    8,989,526       0.2%
    JPMorgan Chase & Co...............................   455,329   52,840,930       1.1%
#   Kemper Corp.......................................   101,589    9,130,819       0.2%
    Morgan Stanley....................................   171,784    8,288,578       0.2%
    Principal Financial Group, Inc....................   157,281    8,990,182       0.2%
    Regions Financial Corp............................   513,764    7,978,755       0.2%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                            PERCENTAGE
                                   SHARES      VALUE+     OF NET ASSETS++
                                   ------- -------------- ---------------
FINANCIALS -- (Continued)
    Sterling Bancorp.............. 360,233 $    7,716,191       0.2%
    Wells Fargo & Co.............. 538,528     26,070,140       0.6%
    Other Securities..............            914,519,759      19.0%
                                           --------------      ----
TOTAL FINANCIALS..................          1,159,358,826      24.5%
                                           --------------      ----
HEALTH CARE -- (7.8%)
    Abbott Laboratories........... 118,077      9,394,206       0.2%
    Johnson & Johnson.............  93,489     13,200,647       0.3%
    Merck & Co., Inc.............. 149,737     11,785,799       0.3%
    Pfizer, Inc................... 375,679     15,256,324       0.3%
    UnitedHealth Group, Inc.......  51,083     11,905,915       0.3%
    Other Securities..............            338,306,285       7.0%
                                           --------------      ----
TOTAL HEALTH CARE.................            399,849,176       8.4%
                                           --------------      ----
INDUSTRIALS -- (15.0%)
    Norfolk Southern Corp.........  41,621      8,491,516       0.2%
    Quanta Services, Inc.......... 202,897      8,237,618       0.2%
    United Technologies Corp......  67,283      9,595,229       0.2%
    Other Securities..............            740,750,508      15.6%
                                           --------------      ----
TOTAL INDUSTRIALS.................            767,074,871      16.2%
                                           --------------      ----
INFORMATION TECHNOLOGY -- (13.8%)
    Apple, Inc.................... 285,245     57,240,114       1.2%
    Cisco Systems, Inc............ 237,876     13,309,162       0.3%
    Intel Corp.................... 578,019     29,502,090       0.6%
    Jabil, Inc.................... 256,371      7,744,968       0.2%
*   Micron Technology, Inc........ 295,915     12,446,185       0.3%
    Microsoft Corp................ 278,222     36,335,793       0.8%
    Oracle Corp................... 141,867      7,849,501       0.2%
    Other Securities..............            539,429,992      11.3%
                                           --------------      ----
TOTAL INFORMATION TECHNOLOGY......            703,857,805      14.9%
                                           --------------      ----
MATERIALS -- (4.6%)
    Reliance Steel & Aluminum Co..  86,542      7,958,402       0.2%
    Other Securities..............            229,933,377       4.8%
                                           --------------      ----
TOTAL MATERIALS...................            237,891,779       5.0%
                                           --------------      ----
REAL ESTATE -- (0.5%)
    Other Securities..............             24,490,375       0.5%
                                           --------------      ----
UTILITIES -- (1.1%)
    Other Securities..............             54,066,878       1.1%
                                           --------------      ----
TOTAL COMMON STOCKS...............          4,690,643,740      99.1%
                                           --------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security................                386,634       0.0%
                                           --------------      ----
TOTAL INVESTMENT SECURITIES.......          4,691,030,374
                                           --------------

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                        PERCENTAGE
                                                                              SHARES       VALUE+     OF NET ASSETS++
                                                                            ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
   State Street Institutional U.S. Government Money Market Fund, 2.370%.... 41,200,704 $   41,200,704        0.9%
SECURITIES LENDING COLLATERAL -- (7.4%)
@(S) The DFA Short Term Investment Fund.................................... 32,802,784    379,561,018        8.0%
                                                                                       --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,496,509,569)....................................................            $5,111,792,096      108.0%
                                                                                       ==============      =====

As of April 30, 2019, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index...........    260     06/21/19  $36,146,000 $38,330,500   $2,184,500
                                                         ----------- -----------   ----------
TOTAL FUTURES CONTRACTS............                      $36,146,000 $38,330,500   $2,184,500
                                                         =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Communication Services............... $  313,589,944           --   --    $  313,589,944
   Consumer Discretionary...............    532,691,079 $      1,522   --       532,692,601
   Consumer Staples.....................    182,941,383           --   --       182,941,383
   Energy...............................    314,830,102           --   --       314,830,102
   Financials...........................  1,159,354,068        4,758   --     1,159,358,826
   Health Care..........................    399,849,176           --   --       399,849,176
   Industrials..........................    767,074,871           --   --       767,074,871
   Information Technology...............    703,857,805           --   --       703,857,805
   Materials............................    237,891,779           --   --       237,891,779
   Real Estate..........................     24,490,375           --   --        24,490,375
   Utilities............................     54,066,878           --   --        54,066,878
Preferred Stocks
   Communication Services...............        386,634           --   --           386,634
Temporary Cash Investments..............     41,200,704           --   --        41,200,704
Securities Lending Collateral...........             --  379,561,018   --       379,561,018
Futures Contracts**.....................      2,184,500           --   --         2,184,500
                                         -------------- ------------   --    --------------
TOTAL................................... $4,734,409,298 $379,567,298   --    $5,113,976,596
                                         ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS++
                                             --------- -------------- ---------------
COMMON STOCKS -- (85.9%)
COMMUNICATION SERVICES -- (3.5%)
#   Nexstar Media Group, Inc., Class A......   460,746 $   53,930,319       0.3%
*   Zynga, Inc., Class A.................... 8,817,621     49,907,735       0.3%
    Other Securities........................              625,619,953       3.4%
                                                       --------------      ----
TOTAL COMMUNICATION SERVICES................              729,458,007       4.0%
                                                       --------------      ----
CONSUMER DISCRETIONARY -- (12.6%)
    Aaron's, Inc............................   727,525     40,515,867       0.2%
#   American Eagle Outfitters, Inc.......... 1,887,209     44,877,830       0.3%
*   Deckers Outdoor Corp....................   504,842     79,871,053       0.5%
*   Helen of Troy, Ltd......................   324,067     46,665,648       0.3%
#   Marriott Vacations Worldwide Corp.......   410,789     43,391,642       0.2%
#*  Planet Fitness, Inc., Class A...........   530,292     40,143,104       0.2%
    Wolverine World Wide, Inc............... 1,157,045     42,590,827       0.2%
    Other Securities........................            2,294,880,089      12.7%
                                                       --------------      ----
TOTAL CONSUMER DISCRETIONARY................            2,632,936,060      14.6%
                                                       --------------      ----
CONSUMER STAPLES -- (3.8%)
*   Darling Ingredients, Inc................ 1,790,986     39,061,405       0.2%
#   Sanderson Farms, Inc....................   317,453     48,135,398       0.3%
#*  TreeHouse Foods, Inc....................   552,881     37,031,969       0.2%
    Other Securities........................              658,138,026       3.6%
                                                       --------------      ----
TOTAL CONSUMER STAPLES......................              782,366,798       4.3%
                                                       --------------      ----
ENERGY -- (4.7%)
#*  Oceaneering International, Inc.......... 2,063,021     39,610,003       0.2%
    Other Securities........................              938,698,607       5.2%
                                                       --------------      ----
TOTAL ENERGY................................              978,308,610       5.4%
                                                       --------------      ----
FINANCIALS -- (16.9%)
#   BancorpSouth Bank....................... 1,522,695     46,411,744       0.3%
#   Cathay General Bancorp.................. 1,469,974     54,080,343       0.3%
    Columbia Banking System, Inc............ 1,046,459     39,284,071       0.2%
#   Community Bank System, Inc..............   620,520     41,239,759       0.2%
    FirstCash, Inc..........................   625,879     61,135,861       0.3%
#   Fulton Financial Corp................... 2,086,869     35,998,490       0.2%
#   Glacier Bancorp, Inc....................   932,686     39,723,097       0.2%
*   Green Dot Corp., Class A................   572,524     36,509,855       0.2%
#   Kemper Corp.............................   522,796     46,988,904       0.3%
#*  LendingTree, Inc........................   111,496     42,905,891       0.2%
#   RLI Corp................................   474,546     38,594,826       0.2%
#   Selective Insurance Group, Inc..........   763,279     54,429,425       0.3%
    TCF Financial Corp...................... 2,107,424     46,637,293       0.3%
    Other Securities........................            2,933,178,552      16.3%
                                                       --------------      ----
TOTAL FINANCIALS............................            3,517,118,111      19.5%
                                                       --------------      ----
HEALTH CARE -- (7.5%)
*   Amedisys, Inc...........................   364,629     46,606,879       0.3%
*   Horizon Pharma P.L.C.................... 2,283,701     58,302,887       0.3%

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                          PERCENTAGE
                                               SHARES       VALUE+      OF NET ASSETS++
                                              --------- --------------- ---------------
HEALTH CARE -- (Continued)
#*  LHC Group, Inc...........................   374,532 $    41,614,251       0.2%
    Other Securities.........................             1,417,528,653       7.9%
                                                        ---------------      ----
TOTAL HEALTH CARE............................             1,564,052,670       8.7%
                                                        ---------------      ----
INDUSTRIALS -- (16.8%)
    Armstrong World Industries, Inc..........   528,717      45,823,902       0.3%
#*  Chart Industries, Inc....................   487,187      43,003,996       0.2%
*   Clean Harbors, Inc.......................   518,261      39,387,836       0.2%
#   MSA Safety, Inc..........................   350,718      38,547,415       0.2%
    Regal Beloit Corp........................   469,890      39,978,241       0.2%
#*  Spirit Airlines, Inc.....................   748,626      40,710,282       0.2%
    Terex Corp............................... 1,116,268      37,205,212       0.2%
    Tetra Tech, Inc..........................   660,168      42,726,073       0.2%
#*  Trex Co., Inc............................   555,448      38,475,883       0.2%
    Other Securities.........................             3,134,941,804      17.5%
                                                        ---------------      ----
TOTAL INDUSTRIALS............................             3,500,800,644      19.4%
                                                        ---------------      ----
INFORMATION TECHNOLOGY -- (12.1%)
*   ACI Worldwide, Inc....................... 1,171,716      41,619,352       0.2%
#   Cabot Microelectronics Corp..............   328,904      41,524,130       0.2%
#*  Cree, Inc................................   834,593      55,158,251       0.3%
    KBR, Inc................................. 1,714,360      38,093,079       0.2%
#*  LiveRamp Holdings, Inc...................   764,293      44,581,211       0.3%
#*  Manhattan Associates, Inc................   575,072      38,788,606       0.2%
#   Science Applications International Corp..   518,425      38,855,954       0.2%
*   Semtech Corp.............................   674,047      36,310,912       0.2%
*   Silicon Laboratories, Inc................   353,830      38,093,338       0.2%
*   Tech Data Corp...........................   393,553      41,956,685       0.2%
    Other Securities.........................             2,105,537,189      11.7%
                                                        ---------------      ----
TOTAL INFORMATION TECHNOLOGY.................             2,520,518,707      13.9%
                                                        ---------------      ----
MATERIALS -- (4.4%)
    Domtar Corp..............................   757,834      37,058,083       0.2%
    Other Securities.........................               880,591,188       4.9%
                                                        ---------------      ----
TOTAL MATERIALS..............................               917,649,271       5.1%
                                                        ---------------      ----
REAL ESTATE -- (0.6%)
    Other Securities.........................               122,353,039       0.7%
                                                        ---------------      ----
UTILITIES -- (3.0%)
    Spire, Inc...............................   447,695      37,691,442       0.2%
    Other Securities.........................               587,410,645       3.3%
                                                        ---------------      ----
TOTAL UTILITIES..............................               625,102,087       3.5%
                                                        ---------------      ----
TOTAL COMMON STOCKS..........................            17,890,664,004      99.1%
                                                        ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security...........................                 1,862,140       0.0%
                                                        ---------------      ----

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                       PERCENTAGE
                                                           SHARES        VALUE+      OF NET ASSETS++
                                                         ----------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Security....................................             $           341        0.0%
                                                                     ---------------      -----
TOTAL INVESTMENT SECURITIES.............................              17,892,526,485
                                                                     ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government
        Money Market Fund, 2.370%....................... 164,503,671     164,503,671        0.9%
                                                                     ---------------      -----
SECURITIES LENDING COLLATERAL -- (13.3%)
@(S)  The DFA Short Term Investment Fund................ 240,269,928   2,780,163,333       15.4%
                                                                     ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $16,850,786,859)..............................               $20,837,193,489      115.4%
                                                                     ===============      =====

As of April 30, 2019, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                  UNREALIZED
                                 NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                      --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index........   1,102    06/21/19  $153,579,006 $162,462,350   $8,883,344
                                                      ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.........                      $153,579,006 $162,462,350   $8,883,344
                                                      ============ ============   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
   Communication Services....... $   729,458,007             --   --    $   729,458,007
   Consumer Discretionary.......   2,632,923,011 $       13,049   --      2,632,936,060
   Consumer Staples.............     782,366,798             --   --        782,366,798
   Energy.......................     978,308,610             --   --        978,308,610
   Financials...................   3,517,091,407         26,704   --      3,517,118,111
   Health Care..................   1,564,048,717          3,953   --      1,564,052,670
   Industrials..................   3,500,647,144        153,500   --      3,500,800,644
   Information Technology.......   2,520,486,839         31,868   --      2,520,518,707
   Materials....................     917,649,271             --   --        917,649,271
   Real Estate..................     122,353,039             --   --        122,353,039
   Utilities....................     625,102,087             --   --        625,102,087
Preferred Stocks
   Communication Services.......       1,862,140             --   --          1,862,140
Rights/Warrants
   Consumer Discretionary.......              --            341   --                341
Temporary Cash Investments......     164,503,671             --   --        164,503,671
Securities Lending Collateral...              --  2,780,163,333   --      2,780,163,333
Futures Contracts**.............       8,883,344             --   --          8,883,344
                                 --------------- --------------   --    ---------------
TOTAL........................... $18,065,684,085 $2,780,392,748   --    $20,846,076,833
                                 =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS++
                                       --------- -------------- ---------------
COMMON STOCKS -- (88.4%)
COMMUNICATION SERVICES -- (3.0%)
    Shenandoah Telecommunications Co..   449,832 $   18,591,557       0.3%
    Other Securities..................              201,606,064       3.0%
                                                 --------------      ----
TOTAL COMMUNICATION SERVICES..........              220,197,621       3.3%
                                                 --------------      ----
CONSUMER DISCRETIONARY -- (11.7%)
#   Abercrombie & Fitch Co., Class A..   554,004     16,559,180       0.3%
    Callaway Golf Co.................. 1,105,362     19,410,157       0.3%
*   Fox Factory Holding Corp..........   238,594     18,514,894       0.3%
*   Gentherm, Inc.....................   398,697     16,888,805       0.3%
    La-Z-Boy, Inc.....................   558,862     18,330,674       0.3%
    Other Securities..................              780,669,454      11.6%
                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY..........              870,373,164      13.1%
                                                 --------------      ----
CONSUMER STAPLES -- (3.4%)
#   Calavo Growers, Inc...............   186,692     17,886,961       0.3%
#   Coca-Cola Consolidated, Inc.......    72,733     23,640,407       0.4%
    Inter Parfums, Inc................   301,212     21,834,858       0.3%
    Medifast, Inc.....................   129,943     19,061,339       0.3%
#   MGP Ingredients, Inc..............   188,068     16,525,535       0.3%
    Other Securities..................              153,603,057       2.2%
                                                 --------------      ----
TOTAL CONSUMER STAPLES................              252,552,157       3.8%
                                                 --------------      ----
ENERGY -- (5.7%)
#   US Silica Holdings, Inc........... 1,105,810     17,493,914       0.3%
    Other Securities..................              410,216,321       6.1%
                                                 --------------      ----
TOTAL ENERGY..........................              427,710,235       6.4%
                                                 --------------      ----
FINANCIALS -- (19.1%)
    First BanCorp..................... 1,728,154     19,528,140       0.3%
*   NMI Holdings, Inc., Class A.......   763,913     21,450,677       0.3%
    Safety Insurance Group, Inc.......   179,085     16,640,578       0.3%
    Walker & Dunlop, Inc..............   339,012     18,628,709       0.3%
#*  World Acceptance Corp.............   128,175     16,661,468       0.3%
    WSFS Financial Corp...............   401,598     17,341,002       0.3%
    Other Securities..................            1,309,096,750      19.6%
                                                 --------------      ----
TOTAL FINANCIALS......................            1,419,347,324      21.4%
                                                 --------------      ----
HEALTH CARE -- (9.1%)
    Atrion Corp.......................    20,115     17,701,200       0.3%
#*  BioTelemetry, Inc.................   301,832     16,419,661       0.3%
    CONMED Corp.......................   271,422     21,721,903       0.3%
*   CorVel Corp.......................   262,182     18,824,668       0.3%
    Ensign Group, Inc. (The)..........   505,197     26,027,749       0.4%
#   US Physical Therapy, Inc..........   143,514     16,717,946       0.3%
    Other Securities..................              557,059,173       8.3%
                                                 --------------      ----
TOTAL HEALTH CARE.....................              674,472,300      10.2%
                                                 --------------      ----

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                              PERCENTAGE
                                     SHARES      VALUE+     OF NET ASSETS++
                                     ------- -------------- ---------------
INDUSTRIALS -- (17.5%)
#   AAON, Inc....................... 421,106 $   21,143,732       0.3%
#*  Aerovironment, Inc.............. 243,472     16,692,440       0.3%
    Albany International Corp.,
      Class A....................... 251,985     18,639,330       0.3%
*   Casella Waste Systems, Inc.,
      Class A....................... 462,261     17,251,580       0.3%
#*  Chart Industries, Inc........... 288,629     25,477,282       0.4%
    Comfort Systems USA, Inc........ 378,197     20,460,458       0.3%
    Exponent, Inc................... 333,717     18,895,057       0.3%
    Federal Signal Corp............. 671,262     19,312,208       0.3%
    Forward Air Corp................ 306,722     19,421,637       0.3%
    Kaman Corp...................... 281,442     17,424,074       0.3%
*   Mercury Systems, Inc............ 241,492     17,633,746       0.3%
*   Meritor, Inc.................... 757,605     18,379,497       0.3%
    Other Securities................          1,074,662,459      16.0%
                                             --------------      ----
TOTAL INDUSTRIALS...................          1,305,393,500      19.7%
                                             --------------      ----
INFORMATION TECHNOLOGY -- (12.0%)
#   Badger Meter, Inc............... 332,787     18,463,023       0.3%
    Brooks Automation, Inc.......... 491,358     18,430,839       0.3%
*   Fabrinet........................ 394,515     23,876,048       0.4%
#*  Finisar Corp.................... 846,065     20,398,627       0.3%
*   Insight Enterprises, Inc........ 311,814     17,642,436       0.3%
*   Knowles Corp.................... 870,371     16,432,604       0.3%
#*  OSI Systems, Inc................ 216,976     19,556,047       0.3%
    Progress Software Corp.......... 389,221     17,752,370       0.3%
*   Virtusa Corp.................... 358,465     19,912,731       0.3%
    Other Securities................            720,962,821      10.7%
                                             --------------      ----
TOTAL INFORMATION TECHNOLOGY........            893,427,546      13.5%
                                             --------------      ----
MATERIALS -- (3.9%)
    Innospec, Inc................... 254,933     21,623,417       0.3%
    Kaiser Aluminum Corp............ 167,047     16,437,425       0.3%
    Other Securities................            248,951,588       3.7%
                                             --------------      ----
TOTAL MATERIALS.....................            287,012,430       4.3%
                                             --------------      ----
REAL ESTATE -- (1.0%)
    HFF, Inc., Class A.............. 425,510     20,250,021       0.3%
    Other Securities................             55,312,548       0.8%
                                             --------------      ----
TOTAL REAL ESTATE...................             75,562,569       1.1%
                                             --------------      ----
UTILITIES -- (2.0%)
#   American States Water Co........ 267,077     19,007,870       0.3%
#   California Water Service Group.. 430,087     21,672,084       0.3%
    Other Securities................            110,510,164       1.7%
                                             --------------      ----
TOTAL UTILITIES.....................            151,190,118       2.3%
                                             --------------      ----
TOTAL COMMON STOCKS.................          6,577,238,964      99.1%
                                             --------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..................                700,716       0.0%
                                             --------------      ----

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS++
                                               ---------- -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Security..........................            $          508        0.0%
                                                          --------------      -----
TOTAL INVESTMENT SECURITIES...................             6,577,940,188
                                                          --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S.
        Government Money Market Fund, 2.370%.. 61,419,797     61,419,797        0.9%
                                                          --------------      -----
SECURITIES LENDING COLLATERAL -- (10.7%)
@(S)  The DFA Short Term Investment Fund...... 68,932,306    797,615,708       12.0%
                                                          --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,386,435,950).......................            $7,436,975,693      112.0%
                                                          ==============      =====

As of April 30, 2019, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index..........    393     06/21/19  $54,507,873 $57,938,025   $3,430,152
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $54,507,873 $57,938,025   $3,430,152
                                                      =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Communication Services....... $  220,197,621           --   --    $  220,197,621
   Consumer Discretionary.......    870,361,685 $     11,479   --       870,373,164
   Consumer Staples.............    252,552,157           --   --       252,552,157
   Energy.......................    427,710,235           --   --       427,710,235
   Financials...................  1,419,326,073       21,251   --     1,419,347,324
   Health Care..................    674,472,300           --   --       674,472,300
   Industrials..................  1,305,393,500           --   --     1,305,393,500
   Information Technology.......    893,411,499       16,047   --       893,427,546
   Materials....................    287,012,430           --   --       287,012,430
   Real Estate..................     75,562,569           --   --        75,562,569
   Utilities....................    151,190,118           --   --       151,190,118
Preferred Stocks
   Communication Services.......        700,716           --   --           700,716
Rights/Warrants
   Consumer Discretionary.......             --          508   --               508
Temporary Cash Investments......     61,419,797           --   --        61,419,797
Securities Lending Collateral...             --  797,615,708   --       797,615,708
Futures Contracts**.............      3,430,152           --   --         3,430,152
                                 -------------- ------------   --    --------------
TOTAL........................... $6,642,740,852 $797,664,993   --    $7,440,405,845
                                 ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                            PERCENTAGE
                                     SHARES     VALUE+    OF NET ASSETS++
                                     ------- ------------ ---------------
COMMON STOCKS -- (98.4%)
COMMUNICATION SERVICES -- (6.0%)
    Comcast Corp., Class A.......... 207,454 $  9,030,472       0.8%
    Verizon Communications, Inc..... 732,708   41,903,570       3.6%
    Other Securities................           18,828,072       1.6%
                                             ------------      ----
TOTAL COMMUNICATION SERVICES........           69,762,114       6.0%
                                             ------------      ----
CONSUMER DISCRETIONARY -- (17.8%)
*   Amazon.com, Inc.................  22,905   44,126,941       3.8%
*   Booking Holdings, Inc...........   5,646   10,473,274       0.9%
    General Motors Co............... 170,415    6,637,664       0.6%
    Home Depot, Inc. (The).......... 125,512   25,566,794       2.2%
    Lowe's Cos., Inc................  96,419   10,908,846       0.9%
    NIKE, Inc., Class B............. 155,829   13,686,461       1.2%
    Starbucks Corp.................. 127,762    9,924,552       0.9%
    TJX Cos., Inc. (The)............ 141,074    7,742,141       0.7%
    Other Securities................           79,827,387       6.8%
                                             ------------      ----
TOTAL CONSUMER DISCRETIONARY........          208,894,060      18.0%
                                             ------------      ----
CONSUMER STAPLES -- (9.3%)
    Altria Group, Inc............... 285,640   15,518,821       1.3%
    Coca-Cola Co. (The)............. 402,471   19,745,227       1.7%
    Costco Wholesale Corp...........  54,131   13,290,785       1.2%
    PepsiCo, Inc.................... 181,767   23,275,264       2.0%
    Walmart, Inc....................  69,502    7,147,586       0.6%
    Other Securities................           30,315,737       2.6%
                                             ------------      ----
TOTAL CONSUMER STAPLES..............          109,293,420       9.4%
                                             ------------      ----
ENERGY -- (2.0%)
    ConocoPhillips.................. 122,749    7,747,917       0.7%
    Other Securities................           15,621,602       1.3%
                                             ------------      ----
TOTAL ENERGY........................           23,369,519       2.0%
                                             ------------      ----
FINANCIALS -- (3.7%)
    American Express Co.............  97,128   11,386,316       1.0%
    Other Securities................           32,230,522       2.8%
                                             ------------      ----
TOTAL FINANCIALS....................           43,616,838       3.8%
                                             ------------      ----
HEALTH CARE -- (9.2%)
    AbbVie, Inc.....................  80,446    6,386,608       0.6%
    Amgen, Inc......................  93,489   16,764,447       1.5%
*   Biogen, Inc.....................  27,369    6,274,070       0.5%
*   Celgene Corp....................  73,557    6,962,906       0.6%
    Eli Lilly & Co..................  95,261   11,149,347       1.0%
    Gilead Sciences, Inc............ 182,157   11,847,491       1.0%
    Johnson & Johnson...............  68,418    9,660,622       0.8%
    Merck & Co., Inc................ 226,437   17,822,856       1.5%
    Other Securities................           20,577,770       1.8%
                                             ------------      ----
TOTAL HEALTH CARE...................          107,446,117       9.3%
                                             ------------      ----

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS++
                                       --------- -------------- ---------------
INDUSTRIALS -- (17.5%)
      3M Co...........................    76,750 $   14,544,892        1.3%
      Boeing Co. (The)................    41,230     15,572,159        1.3%
      Caterpillar, Inc................    93,447     13,028,381        1.1%
      Deere & Co......................    46,325      7,672,810        0.7%
      Honeywell International, Inc....    90,936     15,789,218        1.4%
      Lockheed Martin Corp............    25,181      8,393,583        0.7%
      Northrop Grumman Corp...........    21,045      6,101,156        0.5%
      Union Pacific Corp..............   107,236     18,985,061        1.6%
      United Parcel Service, Inc.,
        Class B.......................    70,880      7,528,874        0.7%
      Waste Management, Inc...........    57,467      6,168,508        0.5%
      Other Securities................               91,768,030        7.9%
                                                 --------------      -----
TOTAL INDUSTRIALS.....................              205,552,672       17.7%
                                                 --------------      -----
INFORMATION TECHNOLOGY -- (29.9%)
      Accenture P.L.C., Class A.......    89,904     16,422,764        1.4%
      Apple, Inc......................   213,682     42,879,567        3.7%
      Applied Materials, Inc..........   138,054      6,084,040        0.5%
      Automatic Data Processing, Inc..    51,086      8,398,028        0.7%
      Intel Corp......................   217,957     11,124,525        1.0%
      International Business Machines
        Corp..........................   145,047     20,345,743        1.8%
      Intuit, Inc.....................    26,493      6,651,333        0.6%
      Mastercard, Inc., Class A.......   103,339     26,272,907        2.3%
*     Micron Technology, Inc..........   170,453      7,169,253        0.6%
      Microsoft Corp..................   354,106     46,246,244        4.0%
      NVIDIA Corp.....................    51,136      9,255,616        0.8%
      Oracle Corp.....................   390,543     21,608,744        1.9%
      QUALCOMM, Inc...................   119,601     10,301,234        0.9%
      Texas Instruments, Inc..........   122,062     14,382,565        1.2%
      Visa, Inc., Class A.............   199,744     32,843,906        2.8%
      Other Securities................               70,796,432        6.1%
                                                 --------------      -----
TOTAL INFORMATION TECHNOLOGY..........              350,782,901       30.3%
                                                 --------------      -----
MATERIALS -- (2.9%)
      Other Securities................               34,147,383        3.0%
                                                 --------------      -----
UTILITIES -- (0.1%)
      Other Security..................                  478,437        0.0%
                                                 --------------      -----
TOTAL COMMON STOCKS...................            1,153,343,461       99.5%
                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S.
        Government Money Market Fund,
        2.370%........................ 7,126,990      7,126,990        0.6%
                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (1.0%)
@(S)  The DFA Short Term Investment
        Fund.......................... 1,001,149     11,584,296        1.0%
                                                 --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,056,774,833)...............           $1,172,054,747      101.1%
                                                 ==============      =====

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------
                                            LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                         -------------- ----------- ------- --------------
Common Stocks
   Communication Services............... $   69,762,114          --   --    $   69,762,114
   Consumer Discretionary...............    208,894,060          --   --       208,894,060
   Consumer Staples.....................    109,293,420          --   --       109,293,420
   Energy...............................     23,369,519          --   --        23,369,519
   Financials...........................     43,616,838          --   --        43,616,838
   Health Care..........................    107,446,117          --   --       107,446,117
   Industrials..........................    205,552,672          --   --       205,552,672
   Information Technology...............    350,782,901          --   --       350,782,901
   Materials............................     34,147,383          --   --        34,147,383
   Utilities............................        478,437          --   --           478,437
Temporary Cash Investments..............      7,126,990          --   --         7,126,990
Securities Lending Collateral...........             -- $11,584,296   --        11,584,296
                                         -------------- -----------   --    --------------
TOTAL................................... $1,160,470,451 $11,584,296   --    $1,172,054,747
                                         ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                PERCENTAGE
                                        SHARES      VALUE+    OF NET ASSETS++
                                       --------- ------------ ---------------
COMMON STOCKS -- (96.0%)
REAL ESTATE -- (96.0%)
    Alexandria Real Estate Equities,
      Inc.............................   972,171 $138,427,429       1.5%
    American Campus Communities, Inc.. 1,214,231   57,311,703       0.6%
    American Homes 4 Rent, Class A.... 2,377,832   57,020,411       0.6%
    American Tower Corp............... 3,898,135  761,305,765       8.0%
    Apartment Investment & Management
      Co., Class A.................... 1,359,864   67,122,887       0.7%
    AvalonBay Communities, Inc........ 1,227,275  246,596,366       2.6%
    Boston Properties, Inc............ 1,374,080  189,100,890       2.0%
    Camden Property Trust.............   829,894   83,528,831       0.9%
    Crown Castle International Corp... 3,656,867  459,960,731       4.9%
    CubeSmart......................... 1,649,253   52,627,663       0.6%
#   CyrusOne, Inc.....................   912,567   50,820,856       0.5%
#   Digital Realty Trust, Inc......... 1,823,385  214,630,648       2.3%
    Douglas Emmett, Inc............... 1,429,147   58,866,565       0.6%
    Duke Realty Corp.................. 3,156,127   98,218,672       1.0%
#   EPR Properties....................   658,068   51,895,242       0.5%
    Equinix, Inc......................   736,041  334,677,843       3.5%
    Equity LifeStyle Properties, Inc..   756,993   88,341,083       0.9%
    Equity Residential................ 3,275,457  250,310,424       2.6%
    Essex Property Trust, Inc.........   586,560  165,703,200       1.7%
    Extra Space Storage, Inc.......... 1,135,236  117,712,621       1.2%
    Federal Realty Investment Trust...   650,812   87,111,186       0.9%
    Gaming and Leisure Properties,
      Inc............................. 1,817,447   73,388,510       0.8%
#   HCP, Inc.......................... 4,208,980  125,343,424       1.3%
    Host Hotels & Resorts, Inc........ 6,595,002  126,887,838       1.3%
#   Invitation Homes, Inc............. 2,899,871   72,090,793       0.8%
#   Iron Mountain, Inc................ 2,396,121   77,826,010       0.8%
#   Kilroy Realty Corp................   912,637   70,190,912       0.7%
#   Kimco Realty Corp................. 3,730,315   64,870,178       0.7%
#   Lamar Advertising Co., Class A....   753,369   62,281,015       0.7%
    Liberty Property Trust............ 1,308,853   64,971,463       0.7%
#   Medical Properties Trust, Inc..... 3,282,123   57,305,868       0.6%
    Mid-America Apartment
      Communities, Inc................ 1,022,014  111,818,552       1.2%
    National Retail Properties, Inc... 1,426,336   75,053,800       0.8%
#   Omega Healthcare Investors, Inc... 1,773,132   62,751,141       0.7%
#   Park Hotels & Resorts, Inc........ 1,812,783   58,154,079       0.6%
    Prologis, Inc..................... 5,576,702  427,565,742       4.5%
    Public Storage.................... 1,383,304  305,959,179       3.2%
    Realty Income Corp................ 2,643,115  185,044,481       2.0%
    Regency Centers Corp.............. 1,373,557   92,261,824       1.0%
*   SBA Communications Corp........... 1,010,698  205,909,504       2.2%
    Simon Property Group, Inc......... 2,743,583  476,560,367       5.0%
    SL Green Realty Corp..............   750,935   66,337,598       0.7%
    STORE Capital Corp................ 1,729,189   57,616,577       0.6%
    Sun Communities, Inc..............   742,323   91,365,115       1.0%
    UDR, Inc.......................... 2,460,402  110,595,070       1.2%
    Ventas, Inc....................... 3,142,226  192,021,431       2.0%
    VEREIT, Inc....................... 8,545,020   70,581,873       0.7%
    Vornado Realty Trust.............. 1,509,612  104,374,574       1.1%
    Welltower, Inc.................... 3,453,849  257,415,366       2.7%
#   WP Carey, Inc..................... 1,439,561  114,185,979       1.2%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS++
                                               ---------- -------------- ---------------
REAL ESTATE -- (Continued)
      Other Securities........................            $1,906,514,923       20.2%
                                                          --------------      -----
TOTAL COMMON STOCKS...........................             9,398,534,202       99.1%
                                                          --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S.
      Government Money Market Fund, 2.370%.... 79,804,730     79,804,730        0.9%
                                                          --------------      -----
SECURITIES LENDING COLLATERAL -- (3.2%)
@(S)  The DFA Short Term Investment Fund...... 26,525,430    306,925,746        3.2%
                                                          --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $6,793,380,655).......................            $9,785,264,678      103.2%
                                                          ==============      =====

As of April 30, 2019, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index..........    518     06/21/19  $72,733,424 $76,366,150   $3,632,726
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $72,733,424 $76,366,150   $3,632,726
                                                      =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Real Estate.................. $9,398,534,202           --   --    $9,398,534,202
Temporary Cash Investments......     79,804,730           --   --        79,804,730
Securities Lending Collateral...             -- $306,925,746   --       306,925,746
Futures Contracts**.............      3,632,726           --   --         3,632,726
                                 -------------- ------------   --    --------------
TOTAL........................... $9,481,971,658 $306,925,746   --    $9,788,897,404
                                 ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (93.5%)
AUSTRALIA -- (5.7%)
    BHP Group, Ltd..........................   842,811          $ 22,302,754                 0.4%
    Commonwealth Bank of Australia..........   512,071            26,912,000                 0.5%
    CSL, Ltd................................   133,309            18,698,157                 0.4%
#   Westpac Banking Corp....................   850,861            16,529,165                 0.3%
    Other Securities........................                     227,576,953                 4.3%
                                                                ------------                ----
TOTAL AUSTRALIA.............................                     312,019,029                 5.9%
                                                                ------------                ----
AUSTRIA -- (0.3%)
    Other Securities........................                      13,948,564                 0.3%
                                                                ------------                ----
BELGIUM -- (0.9%)
#   Anheuser-Busch InBev SA.................   265,831            23,634,271                 0.5%
    Other Securities........................                      27,094,590                 0.5%
                                                                ------------                ----
TOTAL BELGIUM...............................                      50,728,861                 1.0%
                                                                ------------                ----
CANADA -- (8.6%)
    Bank of Montreal........................   205,319            16,214,041                 0.3%
    Royal Bank of Canada....................   239,620            19,096,982                 0.4%
#   Royal Bank of Canada....................   200,169            15,951,468                 0.3%
    Other Securities........................                     423,462,933                 8.0%
                                                                ------------                ----
TOTAL CANADA................................                     474,725,424                 9.0%
                                                                ------------                ----
DENMARK -- (1.6%)
    Novo Nordisk A.S., Class B..............   483,626            23,695,033                 0.5%
    Other Securities........................                      61,672,711                 1.1%
                                                                ------------                ----
TOTAL DENMARK...............................                      85,367,744                 1.6%
                                                                ------------                ----
FINLAND -- (1.0%)
    Other Securities........................                      55,516,282                 1.1%
                                                                ------------                ----
FRANCE -- (9.6%)
    Air Liquide SA..........................   121,498            16,163,101                 0.3%
#   Airbus SE...............................   178,673            24,465,631                 0.5%
#   L'Oreal SA..............................    57,248            15,746,204                 0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.....    92,526            36,327,289                 0.7%
    Sanofi..................................   234,559            20,465,101                 0.4%
#   Total SA................................   645,202            35,867,270                 0.7%
#   Vinci SA................................   180,868            18,266,993                 0.4%
    Other Securities........................                     357,838,167                 6.7%
                                                                ------------                ----
TOTAL FRANCE................................                     525,139,756                10.0%
                                                                ------------                ----
GERMANY -- (6.8%)
    Allianz SE..............................    86,528            20,915,039                 0.4%
    BASF SE.................................   330,762            27,003,720                 0.5%
    Daimler AG..............................   279,077            18,317,491                 0.4%
    Deutsche Telekom AG..................... 1,086,899            18,210,884                 0.4%
    SAP SE..................................   219,235            28,261,211                 0.5%
    Siemens AG..............................   128,077            15,356,716                 0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                                      PERCENTAGE
                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                          --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.....                   $  248,182,308                4.7%
                                            --------------               ----
TOTAL GERMANY............                      376,247,369                7.2%
                                            --------------               ----
HONG KONG -- (3.2%)
    AIA Group, Ltd....... 3,407,600             34,891,901                0.7%
    Other Securities.....                      140,624,215                2.6%
                                            --------------               ----
TOTAL HONG KONG..........                      175,516,116                3.3%
                                            --------------               ----
IRELAND -- (0.7%)
    Other Securities.....                       36,045,764                0.7%
                                            --------------               ----
ISRAEL -- (0.5%)
    Other Securities.....                       26,338,915                0.5%
                                            --------------               ----
ITALY -- (1.9%)
    Enel SpA............. 2,271,536             14,383,734                0.3%
    Other Securities.....                       92,254,658                1.7%
                                            --------------               ----
TOTAL ITALY..............                      106,638,392                2.0%
                                            --------------               ----
JAPAN -- (21.3%)
    KDDI Corp............   633,700             14,605,228                0.3%
    Keyence Corp.........    24,902             15,558,606                0.3%
    SoftBank Group Corp..   328,988             34,883,033                0.7%
    Sony Corp............   385,400             19,411,866                0.4%
    Toyota Motor Corp....   669,423             41,444,274                0.8%
    Other Securities.....                    1,046,464,612               19.9%
                                            --------------               ----
TOTAL JAPAN..............                    1,172,367,619               22.4%
                                            --------------               ----
NETHERLANDS -- (2.9%)
    ASML Holding NV......    72,895             15,221,934                0.3%
#   Unilever NV..........   268,265             16,231,256                0.3%
    Other Securities.....                      129,127,508                2.5%
                                            --------------               ----
TOTAL NETHERLANDS........                      160,580,698                3.1%
                                            --------------               ----
NEW ZEALAND -- (0.3%)
    Other Securities.....                       16,856,193                0.3%
                                            --------------               ----
NORWAY -- (0.8%)
    Other Securities.....                       44,918,569                0.9%
                                            --------------               ----
PORTUGAL -- (0.1%)
    Other Securities.....                        8,075,868                0.1%
                                            --------------               ----
SINGAPORE -- (1.2%)
    Other Securities.....                       63,448,024                1.2%
                                            --------------               ----
SPAIN -- (2.5%)
#   Banco Santander SA... 4,300,420             21,800,445                0.4%
    Iberdrola S.A........ 1,985,222             18,040,488                0.3%
    Other Securities.....                       96,959,601                1.9%
                                            --------------               ----
TOTAL SPAIN..............                      136,800,534                2.6%
                                            --------------               ----

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
SWEDEN -- (2.5%)
      Other Securities.......................................                    $  139,655,722                 2.7%
                                                                                 --------------               -----
SWITZERLAND -- (6.9%)
      Nestle SA..............................................    891,325             85,814,635                 1.6%
      Novartis AG............................................    448,358             36,738,484                 0.7%
      Roche Holding AG.......................................    217,168             57,302,662                 1.1%
      Other Securities.......................................                       197,037,444                 3.8%
                                                                                 --------------               -----
TOTAL SWITZERLAND............................................                       376,893,225                 7.2%
                                                                                 --------------               -----
UNITED KINGDOM -- (14.1%)
#     AstraZeneca P.L.C., Sponsored ADR......................    461,956             17,397,263                 0.3%
      BP P.L.C., Sponsored ADR...............................  1,077,644             47,125,394                 0.9%
      Diageo P.L.C., Sponsored ADR...........................    128,576             21,683,057                 0.4%
      GlaxoSmithKline P.L.C., Sponsored ADR..................    428,638             17,629,881                 0.3%
      HSBC Holdings P.L.C., Sponsored ADR....................    612,368             26,680,874                 0.5%
      Lloyds Banking Group P.L.C............................. 17,603,292             14,396,590                 0.3%
      Royal Dutch Shell P.L.C., Class A......................    491,594             15,662,888                 0.3%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A.......    352,746             22,409,970                 0.4%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B.......    423,661             27,491,362                 0.5%
      Unilever P.L.C., Sponsored ADR.........................    274,641             16,698,173                 0.3%
      Other Securities.......................................                       546,389,268                10.5%
                                                                                 --------------               -----
TOTAL UNITED KINGDOM.........................................                       773,564,720                14.7%
                                                                                 --------------               -----
UNITED STATES -- (0.1%)
      Other Securities.......................................                         3,479,813                 0.1%
                                                                                 --------------               -----
TOTAL COMMON STOCKS..........................................                     5,134,873,201                97.9%
                                                                                 --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG..........................................     83,696             14,613,496                 0.3%
      Other Securities.......................................                        15,105,237                 0.3%
                                                                                 --------------               -----
TOTAL GERMANY................................................                        29,718,733                 0.6%
                                                                                 --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security.........................................                            50,662                 0.0%
                                                                                 --------------               -----
TOTAL PREFERRED STOCKS.......................................                        29,769,395                 0.6%
                                                                                 --------------               -----
TOTAL INVESTMENT SECURITIES..................................                     5,164,642,596
                                                                                 --------------

                                                                                     VALUE+
                                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (6.0%)
@(S)  The DFA Short Term Investment Fund..................... 28,454,609            329,248,281                 6.3%
                                                                                 --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,768,037,911)....................................                      $5,493,890,877               104.8%
                                                                                 ==============               =====

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2019, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index....................     85     06/21/19  $ 7,764,049 $ 8,147,250   $  383,201
S&P 500(R)/ /Emini Index...........    253     06/21/19   35,452,763  37,298,525    1,845,762
                                                         ----------- -----------   ----------
TOTAL FUTURES CONTRACTS............                      $43,216,812 $45,445,775   $2,228,963
                                                         =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
   Australia............................ $  4,936,876 $  307,082,153   --    $  312,019,029
   Austria..............................           --     13,948,564   --        13,948,564
   Belgium..............................    1,440,429     49,288,432   --        50,728,861
   Canada...............................  473,157,093      1,568,331   --       474,725,424
   Denmark..............................    3,324,056     82,043,688   --        85,367,744
   Finland..............................           --     55,516,282   --        55,516,282
   France...............................    8,892,968    516,246,788   --       525,139,756
   Germany..............................   14,620,001    361,627,368   --       376,247,369
   Hong Kong............................      856,814    174,659,302   --       175,516,116
   Ireland..............................    9,422,404     26,623,360   --        36,045,764
   Israel...............................    5,350,111     20,988,804   --        26,338,915
   Italy................................    6,362,367    100,276,025   --       106,638,392
   Japan................................   28,763,742  1,143,603,877   --     1,172,367,619
   Netherlands..........................   39,478,074    121,102,624   --       160,580,698
   New Zealand..........................           --     16,856,193   --        16,856,193
   Norway...............................    1,432,700     43,485,869   --        44,918,569
   Portugal.............................           --      8,075,868   --         8,075,868
   Singapore............................           --     63,448,024   --        63,448,024
   Spain................................    3,368,578    133,431,956   --       136,800,534
   Sweden...............................           --    139,655,722   --       139,655,722
   Switzerland..........................   25,800,625    351,092,600   --       376,893,225
   United Kingdom.......................  253,741,058    519,823,662   --       773,564,720
   United States........................    3,449,141         30,672   --         3,479,813
Preferred Stocks
   Germany..............................           --     29,718,733   --        29,718,733
   United Kingdom.......................           --         50,662   --            50,662
Securities Lending Collateral...........           --    329,248,281   --       329,248,281
Futures Contracts**.....................    2,228,963             --   --         2,228,963
                                         ------------ --------------   --    --------------
TOTAL................................... $886,626,000 $4,609,493,840   --    $5,496,119,840
                                         ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (92.8%)
AUSTRALIA -- (5.8%)
    BHP Group, Ltd................................................... 4,074,214         $  107,813,251                0.4%
#   Commonwealth Bank of Australia................................... 1,329,108             69,851,552                0.3%
    Macquarie Group, Ltd.............................................   602,362             57,244,919                0.2%
    Other Securities.................................................                    1,601,402,996                5.2%
                                                                                        --------------                ---
TOTAL AUSTRALIA......................................................                    1,836,312,718                6.1%
                                                                                        --------------                ---
AUSTRIA -- (0.6%)
    Other Securities.................................................                      172,494,338                0.6%
                                                                                        --------------                ---
BELGIUM -- (1.2%)
#   Anheuser-Busch InBev SA..........................................   645,683             57,405,821                0.2%
    Other Securities.................................................                      307,603,089                1.0%
                                                                                        --------------                ---
TOTAL BELGIUM........................................................                      365,008,910                1.2%
                                                                                        --------------                ---
CANADA -- (8.5%)
    Bank of Montreal.................................................   847,416             66,920,442                0.2%
    Barrick Gold Corp................................................ 4,637,776             58,992,511                0.2%
    Canadian Natural Resources, Ltd.................................. 2,471,877             74,106,872                0.3%
    Royal Bank of Canada.............................................   899,806             71,705,540                0.3%
    Suncor Energy, Inc............................................... 2,387,585             78,790,305                0.3%
    Other Securities.................................................                    2,312,535,525                7.6%
                                                                                        --------------                ---
TOTAL CANADA.........................................................                    2,663,051,195                8.9%
                                                                                        --------------                ---
CHINA -- (0.0%)
    Other Securities.................................................                        1,252,997                0.0%
                                                                                        --------------                ---
DENMARK -- (1.7%)
    Other Securities.................................................                      533,095,646                1.8%
                                                                                        --------------                ---
FINLAND -- (1.5%)
    Other Securities.................................................                      468,747,488                1.6%
                                                                                        --------------                ---
FRANCE -- (7.7%)
    BNP Paribas SA................................................... 1,068,400             56,874,233                0.2%
    Cie Generale des Etablissements Michelin SCA.....................   583,291             75,425,660                0.3%
    Eiffage SA.......................................................   545,963             57,004,650                0.2%
#   LVMH Moet Hennessy Louis Vuitton SE..............................   248,440             97,541,791                0.3%
    Orange SA........................................................ 4,330,858             67,685,038                0.2%
#   Peugeot SA....................................................... 3,354,230             87,944,144                0.3%
#   Total SA......................................................... 2,441,383            135,718,338                0.5%
    Other Securities.................................................                    1,846,788,989                6.1%
                                                                                        --------------                ---
TOTAL FRANCE.........................................................                    2,424,982,843                8.1%
                                                                                        --------------                ---
GERMANY -- (6.8%)
    Allianz SE.......................................................   354,255             85,628,434                0.3%
    BASF SE.......................................................... 1,590,584            129,856,771                0.4%
    Bayerische Motoren Werke AG......................................   932,150             79,520,248                0.3%
    Daimler AG....................................................... 2,440,186            160,163,989                0.5%
    Deutsche Telekom AG.............................................. 6,594,331            110,487,356                0.4%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                          PERCENTAGE
                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                             ---------- ------------------------------- ---------------
GERMANY -- (Continued)
      E.ON SE...............  5,371,567         $   57,753,604                0.2%
      Other Securities......                     1,525,075,056                5.1%
                                                --------------               ----
TOTAL GERMANY...............                     2,148,485,458                7.2%
                                                --------------               ----
HONG KONG -- (2.9%)
      AIA Group, Ltd........  8,634,000             88,407,287                0.3%
      Other Securities......                       836,277,955                2.8%
                                                --------------               ----
TOTAL HONG KONG.............                       924,685,242                3.1%
                                                --------------               ----
IRELAND -- (0.5%)
      Other Securities......                       165,058,698                0.6%
                                                --------------               ----
ISRAEL -- (0.7%)
      Other Securities......                       212,185,185                0.7%
                                                --------------               ----
ITALY -- (2.7%)
      Eni SpA...............  4,051,470             69,041,664                0.2%
      Other Securities......                       789,094,390                2.7%
                                                --------------               ----
TOTAL ITALY.................                       858,136,054                2.9%
                                                --------------               ----
JAPAN -- (21.2%)
      Hitachi, Ltd..........  1,846,885             61,424,117                0.2%
      Honda Motor Co., Ltd..  2,640,923             73,689,493                0.3%
      SoftBank Group Corp...  1,002,632            106,310,357                0.4%
      Toyota Motor Corp.....  2,741,740            169,742,336                0.6%
      Other Securities......                     6,259,576,633               20.8%
                                                --------------               ----
TOTAL JAPAN.................                     6,670,742,936               22.3%
                                                --------------               ----
NETHERLANDS -- (2.6%)
      Other Securities......                       811,819,321                2.7%
                                                --------------               ----
NEW ZEALAND -- (0.4%)
      Other Securities......                       132,945,691                0.4%
                                                --------------               ----
NORWAY -- (0.9%)
      Other Securities......                       287,119,213                1.0%
                                                --------------               ----
PORTUGAL -- (0.2%)
      Other Securities......                        77,723,418                0.3%
                                                --------------               ----
SINGAPORE -- (1.1%)
      Other Securities......                       331,544,566                1.1%
                                                --------------               ----
SPAIN -- (2.2%)
      Banco Santander SA.... 13,394,582             67,902,164                0.2%
      Iberdrola S.A.........  8,366,674             76,031,224                0.3%
      Other Securities......                       561,361,998                1.9%
                                                --------------               ----
TOTAL SPAIN.................                       705,295,386                2.4%
                                                --------------               ----
SWEDEN -- (2.6%)
      Volvo AB, Class B.....  3,408,461             54,625,441                0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                             PERCENTAGE
                                                 SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ----------- ------------------------------- ---------------
SWEDEN -- (Continued)
      Other Securities........................                     $   763,019,329                2.5%
                                                                   ---------------              -----
TOTAL SWEDEN..................................                         817,644,770                2.7%
                                                                   ---------------              -----
SWITZERLAND -- (5.7%)
      ABB, Ltd................................   2,974,017              61,171,693                0.2%
      Nestle SA...............................   2,417,067             232,709,418                0.8%
      Novartis AG, Sponsored ADR..............     953,193              78,381,060                0.3%
      Roche Holding AG........................     511,113             134,863,956                0.5%
      Zurich Insurance Group AG...............     189,900              60,533,992                0.2%
      Other Securities........................                       1,237,164,776                4.0%
                                                                   ---------------              -----
TOTAL SWITZERLAND.............................                       1,804,824,895                6.0%
                                                                   ---------------              -----
UNITED KINGDOM -- (15.3%)
      Anglo American P.L.C....................   4,549,559             118,059,689                0.4%
      BP P.L.C., Sponsored ADR................   5,212,204             227,929,681                0.8%
      Glencore P.L.C..........................  22,274,023              88,373,475                0.3%
#     HSBC Holdings P.L.C., Sponsored ADR.....   3,458,420             150,683,359                0.5%
      Lloyds Banking Group P.L.C..............  73,603,870              60,195,826                0.2%
#     Rio Tinto P.L.C., Sponsored ADR.........   1,875,418             110,462,120                0.4%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class A..........................   1,546,368              98,240,759                0.3%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class B..........................   1,716,768             111,401,076                0.4%
      Tesco P.L.C.............................  20,372,336              66,467,597                0.2%
      Vodafone Group P.L.C....................  31,621,343              58,653,603                0.2%
      Other Securities........................                       3,723,201,297               12.4%
                                                                   ---------------              -----
TOTAL UNITED KINGDOM..........................                       4,813,668,482               16.1%
                                                                   ---------------              -----
UNITED STATES -- (0.0%)
      Other Securities........................                          14,213,514                0.0%
                                                                   ---------------              -----
TOTAL COMMON STOCKS...........................                      29,241,038,964               97.8%
                                                                   ---------------              -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG...........................     594,615             103,821,020                0.4%
      Other Securities........................                          82,303,498                0.2%
                                                                   ---------------              -----
TOTAL GERMANY.................................                         186,124,518                0.6%
                                                                   ---------------              -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                             305,340                0.0%
                                                                   ---------------              -----
TOTAL PREFERRED STOCKS........................                         186,429,858                0.6%
                                                                   ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                             788,947                0.0%
                                                                   ---------------              -----
TOTAL INVESTMENT SECURITIES...................                      29,428,257,769
                                                                   ---------------

                                                                       VALUE+
                                                           -------------------------------
SECURITIES LENDING COLLATERAL -- (6.6%)
@(S)  The DFA Short Term Investment Fund...... 179,954,585           2,082,254,508                7.0%
                                                                   ---------------              -----
TOTAL INVESTMENTS--(100.0%) (Cost
  $28,765,950,166)............................                     $31,510,512,277              105.4%
                                                                   ===============              =====

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2019, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                  UNREALIZED
                                 NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                      --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index..........   1,725    06/21/19  $239,678,311 $254,308,125  $14,629,814
                                                      ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.........                      $239,678,311 $254,308,125  $14,629,814
                                                      ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
   Australia.................... $   45,968,976 $ 1,790,343,742   --    $ 1,836,312,718
   Austria......................         62,750     172,431,588   --        172,494,338
   Belgium......................     12,420,726     352,588,184   --        365,008,910
   Canada.......................  2,659,747,813       3,303,382   --      2,663,051,195
   China........................             --       1,252,997   --          1,252,997
   Denmark......................     30,537,476     502,558,170   --        533,095,646
   Finland......................      3,754,429     464,993,059   --        468,747,488
   France.......................     74,550,225   2,350,432,618   --      2,424,982,843
   Germany......................     72,940,505   2,075,544,953   --      2,148,485,458
   Hong Kong....................      1,511,191     923,174,051   --        924,685,242
   Ireland......................     24,954,268     140,104,430   --        165,058,698
   Israel.......................     20,054,012     192,131,173   --        212,185,185
   Italy........................     19,944,563     838,191,491   --        858,136,054
   Japan........................    116,640,203   6,554,102,733   --      6,670,742,936
   Netherlands..................    121,408,717     690,410,604   --        811,819,321
   New Zealand..................        207,642     132,738,049   --        132,945,691
   Norway.......................     16,009,731     271,109,482   --        287,119,213
   Portugal.....................        273,892      77,449,526   --         77,723,418
   Singapore....................         14,892     331,529,674   --        331,544,566
   Spain........................     22,725,713     682,569,673   --        705,295,386
   Sweden.......................      2,587,480     815,057,290   --        817,644,770
   Switzerland..................    129,551,428   1,675,273,467   --      1,804,824,895
   United Kingdom...............  1,076,595,281   3,737,073,201   --      4,813,668,482
   United States................     13,974,326         239,188   --         14,213,514
Preferred Stocks
   Germany......................             --     186,124,518   --        186,124,518
   United Kingdom...............             --         305,340   --            305,340
Rights/Warrants
   Canada.......................             --         629,542   --            629,542
   Hong Kong....................             --           1,989   --              1,989
   Sweden.......................             --          96,883   --             96,883
   Switzerland..................             --          60,533   --             60,533
Securities Lending Collateral...             --   2,082,254,508   --      2,082,254,508
Futures Contracts**.............     14,629,814              --   --         14,629,814
                                 -------------- ---------------   --    ---------------
TOTAL........................... $4,481,066,053 $27,044,076,038   --    $31,525,142,091
                                 ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of
 DFA Investment Dimensions Group Inc..................... 557,423 $19,392,755
Investment in The Continental Small Company Series of
 The DFA Investment Trust Company........................           4,786,246
Investment in The Emerging Markets Small Cap Series of
 The DFA Investment Trust Company........................           4,164,246
Investment in The Japanese Small Company Series of
 The DFA Investment Trust Company........................           2,713,294
Investment in The United Kingdom Small Company Series of
 The DFA Investment Trust Company........................           2,331,418
Investment in The Asia Pacific Small Company Series of
 The DFA Investment Trust Company........................           1,280,306
Investment in The Canadian Small Company Series of
 The DFA Investment Trust Company........................           1,067,427
                                                                  -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $36,301,830).....................................         $35,735,692
                                                                  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------
                                           LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                         -----------  ------- ------- -----------
Affiliated Investment Companies......... $35,735,692    --      --    $35,735,692
                                         -----------    --      --    -----------
TOTAL................................... $35,735,692    --      --    $35,735,692
                                         ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                           VALUE+
                                                                       ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company.................................... $ 4,899,120,716
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company....................................   2,924,510,257
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company....................................   2,315,115,565
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company....................................   1,328,300,786
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company....................................   1,087,960,517
                                                                       ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.................. $12,555,007,841
                                                                       ===============

As of April 30, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...    275     06/21/19  $40,214,243 $40,541,875    $327,632
                                               ----------- -----------    --------
TOTAL FUTURES CONTRACTS..                      $40,214,243 $40,541,875    $327,632
                                               =========== ===========    ========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                   LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                               --------------- ------- ------- ---------------
Affiliated Investment
  Companies................... $12,555,007,841   --      --    $12,555,007,841
Futures Contracts**...........         327,632   --      --            327,632
                               ---------------   --      --    ---------------
TOTAL......................... $12,555,335,473   --      --    $12,555,335,473
                               ===============   ==      ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                     VALUE+
                                                                  ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company....................................... $591,606,841
                                                                  ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............. $591,606,841
                                                                  ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                     VALUE+
                                                                  ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company....................................... $378,520,784
                                                                  ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............. $378,520,784
                                                                  ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company.......................... $31,178,274
                                                             -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $31,178,274
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $643,849,665
                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $643,849,665
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.8%)
AUSTRALIA -- (16.9%)
    Charter Hall Group...............................................  5,811,056          $ 40,251,450                 0.7%
    Dexus............................................................ 12,551,773           110,816,261                 1.9%
    Goodman Group.................................................... 20,389,986           189,740,799                 3.3%
    GPT Group (The).................................................. 22,071,637            89,280,996                 1.6%
    Mirvac Group..................................................... 43,213,283            86,508,207                 1.5%
    Scentre Group.................................................... 64,973,306           175,265,373                 3.1%
    Stockland........................................................ 29,127,245            77,540,494                 1.4%
    Vicinity Centres................................................. 39,606,173            71,027,096                 1.2%
    Other Securities.................................................                      137,832,237                 2.5%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      978,262,913                17.2%
                                                                                          ------------                ----
BELGIUM -- (2.4%)
    Cofinimmo SA.....................................................    314,060            40,165,755                 0.7%
    Warehouses De Pauw CVA...........................................    245,440            36,832,518                 0.7%
    Other Securities.................................................                       62,622,797                 1.1%
                                                                                          ------------                ----
TOTAL BELGIUM........................................................                      139,621,070                 2.5%
                                                                                          ------------                ----
CANADA -- (5.3%)
#   H&R Real Estate Investment Trust.................................  1,969,217            33,645,878                 0.6%
#   RioCan Real Estate Investment Trust..............................  1,850,200            35,575,989                 0.6%
    Other Securities.................................................                      238,411,174                 4.2%
                                                                                          ------------                ----
TOTAL CANADA.........................................................                      307,633,041                 5.4%
                                                                                          ------------                ----
CHINA -- (0.2%)
    Other Securities.................................................                       13,693,846                 0.3%
                                                                                          ------------                ----
FRANCE -- (6.0%)
#   Covivio..........................................................    479,811            51,929,847                 0.9%
    Gecina SA........................................................    566,551            84,650,577                 1.5%
#   ICADE............................................................    426,625            36,461,843                 0.7%
    Klepierre SA.....................................................  2,437,172            86,602,502                 1.5%
    Unibail-Rodamco-Westfield (BF2PQ09)..............................    306,361            52,658,948                 0.9%
    Other Securities.................................................                       33,365,058                 0.6%
                                                                                          ------------                ----
TOTAL FRANCE.........................................................                      345,668,775                 6.1%
                                                                                          ------------                ----
GERMANY -- (0.8%)
    Other Securities.................................................                       45,401,206                 0.8%
                                                                                          ------------                ----
GREECE -- (0.0%)
    Other Security...................................................                        1,055,103                 0.0%
                                                                                          ------------                ----
HONG KONG -- (6.4%)
    Link REIT........................................................ 25,807,405           301,532,574                 5.3%
    Other Securities.................................................                       66,026,709                 1.2%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      367,559,283                 6.5%
                                                                                          ------------                ----
IRELAND -- (0.4%)
    Other Securities.................................................                       20,248,196                 0.4%
                                                                                          ------------                ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
ITALY -- (0.1%)
    Other Securities.................................................                    $    6,666,461                0.1%
                                                                                         --------------               ----
JAPAN -- (23.5%)
    Advance Residence Investment Corp................................     14,800             41,316,811                0.7%
    Daiwa House REIT Investment Corp.................................     22,098             50,743,139                0.9%
    GLP J-Reit.......................................................     41,838             45,018,527                0.8%
    Invincible Investment Corp.......................................     69,404             35,119,231                0.6%
#   Japan Hotel REIT Investment Corp.................................     53,604             43,627,667                0.8%
    Japan Prime Realty Investment Corp...............................     10,108             40,413,330                0.7%
    Japan Real Estate Investment Corp................................     16,000             88,690,519                1.6%
    Japan Retail Fund Investment Corp................................     31,657             60,491,104                1.1%
#   Kenedix Office Investment Corp...................................      5,265             35,222,915                0.6%
    Nippon Building Fund, Inc........................................     16,374            105,438,834                1.9%
    Nippon Prologis REIT, Inc........................................     21,166             45,453,454                0.8%
    Nomura Real Estate Master Fund, Inc..............................     48,168             70,577,310                1.2%
    Orix JREIT, Inc..................................................     31,736             55,719,186                1.0%
    United Urban Investment Corp.....................................     35,413             56,538,500                1.0%
    Other Securities.................................................                       585,853,954               10.2%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     1,360,224,481               23.9%
                                                                                         --------------               ----
MALAYSIA -- (0.5%)
    Other Securities.................................................                        30,772,016                0.6%
                                                                                         --------------               ----
MEXICO -- (1.9%)
    Fibra Uno Administracion S.A. de C.V............................. 40,376,788             59,848,228                1.0%
    Other Securities.................................................                        48,790,931                0.9%
                                                                                         --------------               ----
TOTAL MEXICO.........................................................                       108,639,159                1.9%
                                                                                         --------------               ----
NETHERLANDS -- (5.1%)
    Unibail-Rodamco-Westfield........................................ 10,223,379            248,003,794                4.4%
    Other Securities.................................................                        49,120,811                0.8%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       297,124,605                5.2%
                                                                                         --------------               ----
NEW ZEALAND -- (1.0%)
    Other Securities.................................................                        58,145,258                1.0%
                                                                                         --------------               ----
SINGAPORE -- (9.0%)
#   Ascendas Real Estate Investment Trust............................ 32,153,600             71,026,383                1.2%
#   CapitaLand Commercial Trust...................................... 33,056,749             47,228,035                0.8%
    CapitaLand Mall Trust............................................ 31,505,100             56,097,609                1.0%
#   Suntec Real Estate Investment Trust.............................. 28,076,500             38,189,552                0.7%
    Other Securities.................................................                       307,119,169                5.4%
                                                                                         --------------               ----
TOTAL SINGAPORE......................................................                       519,660,748                9.1%
                                                                                         --------------               ----
SOUTH AFRICA -- (3.2%)
    Growthpoint Properties, Ltd...................................... 37,602,505             65,364,457                1.2%
    Redefine Properties, Ltd......................................... 73,235,595             50,437,951                0.9%
    Other Securities.................................................                        65,980,454                1.1%
                                                                                         --------------               ----
TOTAL SOUTH AFRICA...................................................                       181,782,862                3.2%
                                                                                         --------------               ----
SPAIN -- (1.5%)
    Merlin Properties Socimi SA......................................  4,503,799             61,433,894                1.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                 PERCENTAGE
                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                    ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities.............................                    $   25,195,832                 0.4%
                                                                       --------------               -----
TOTAL SPAIN........................................                        86,629,726                 1.5%
                                                                       --------------               -----
TAIWAN -- (0.2%)
      Other Securities.............................                        12,434,673                 0.2%
                                                                       --------------               -----
TURKEY -- (0.1%)
      Other Securities.............................                         7,629,101                 0.1%
                                                                       --------------               -----
UNITED KINGDOM -- (12.3%)
      British Land Co. P.L.C. (The)................ 11,596,686             89,974,890                 1.6%
      Derwent London P.L.C.........................  1,436,453             59,451,774                 1.0%
      Great Portland Estates P.L.C.................  4,159,069             40,987,424                 0.7%
      Hammerson P.L.C.............................. 10,354,758             43,566,203                 0.8%
      Land Securities Group P.L.C..................  9,299,230            112,073,659                 2.0%
      Segro P.L.C.................................. 13,377,031            118,528,261                 2.1%
      Shaftesbury P.L.C............................  3,040,736             34,082,392                 0.6%
      Other Securities.............................                       212,558,504                 3.7%
                                                                       --------------               -----
TOTAL UNITED KINGDOM...............................                       711,223,107                12.5%
                                                                       --------------               -----
TOTAL COMMON STOCKS................................                     5,600,075,630                98.5%
                                                                       --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security...............................                           988,779                 0.0%
                                                                       --------------               -----
TOTAL INVESTMENT SECURITIES........................                     5,601,064,409
                                                                       --------------

                                                                           VALUE+
                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (3.2%)
@(S)  The DFA Short Term Investment Fund........... 16,032,487            185,511,906                 3.2%
                                                                       --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,254,686,050)..........................                      $5,786,576,315               101.7%
                                                                       ==============               =====

As of April 30, 2019, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    257     06/21/19  $35,660,473 $37,888,225   $2,227,752
                                                                        ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...........................                      $35,660,473 $37,888,225   $2,227,752
                                                                        =========== ===========   ==========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
   Australia.................... $    118,656 $  978,144,257   --    $  978,262,913
   Belgium......................           --    139,621,070   --       139,621,070
   Canada.......................  307,633,041             --   --       307,633,041
   China........................           --     13,693,846   --        13,693,846
   France.......................   52,658,948    293,009,827   --       345,668,775
   Germany......................           --     45,401,206   --        45,401,206
   Greece.......................           --      1,055,103   --         1,055,103
   Hong Kong....................           --    367,559,283   --       367,559,283
   Ireland......................           --     20,248,196   --        20,248,196
   Italy........................           --      6,666,461   --         6,666,461
   Japan........................           --  1,360,224,481   --     1,360,224,481
   Malaysia.....................           --     30,772,016   --        30,772,016
   Mexico.......................  108,639,159             --   --       108,639,159
   Netherlands..................           --    297,124,605   --       297,124,605
   New Zealand..................           --     58,145,258   --        58,145,258
   Singapore....................    1,855,968    517,804,780   --       519,660,748
   South Africa.................           --    181,782,862   --       181,782,862
   Spain........................           --     86,629,726   --        86,629,726
   Taiwan.......................    2,597,807      9,836,866   --        12,434,673
   Turkey.......................           --      7,629,101   --         7,629,101
   United Kingdom...............           --    711,223,107   --       711,223,107
Rights/Warrants
   Belgium......................           --        988,779   --           988,779
Securities Lending Collateral...           --    185,511,906   --       185,511,906
Futures Contracts**.............    2,227,752             --   --         2,227,752
                                 ------------ --------------   --    --------------
TOTAL........................... $475,731,331 $5,313,072,736   --    $5,788,804,067
                                 ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (49.7%)
UNITED STATES -- (49.7%)
    Alexandria Real Estate Equities, Inc....   440,200         $   62,680,078                0.8%
    American Campus Communities, Inc........   541,167             25,543,082                0.3%
    American Tower Corp..................... 1,735,168            338,878,310                4.1%
#   Apartment Investment & Management Co.,
      Class A...............................   596,218             29,429,327                0.4%
    AvalonBay Communities, Inc..............   540,749            108,652,697                1.3%
    Boston Properties, Inc..................   604,073             83,132,526                1.0%
    Camden Property Trust...................   378,145             38,060,294                0.5%
    Crown Castle International Corp......... 1,598,444            201,052,286                2.4%
    Digital Realty Trust, Inc...............   811,085             95,472,792                1.2%
    Douglas Emmett, Inc.....................   637,971             26,278,026                0.3%
    Duke Realty Corp........................ 1,424,778             44,339,091                0.5%
    Equinix, Inc............................   326,117            148,285,400                1.8%
    Equity LifeStyle Properties, Inc........   339,485             39,617,900                0.5%
#   Equity Residential...................... 1,437,485            109,852,604                1.3%
    Essex Property Trust, Inc...............   258,189             72,938,393                0.9%
    Extra Space Storage, Inc................   499,040             51,745,458                0.6%
    Federal Realty Investment Trust.........   295,613             39,567,800                0.5%
    Gaming and Leisure Properties, Inc......   810,069             32,710,586                0.4%
    HCP, Inc................................ 1,855,776             55,265,009                0.7%
    Host Hotels & Resorts, Inc.............. 2,894,703             55,694,086                0.7%
    Invitation Homes, Inc................... 1,210,697             30,097,924                0.4%
    Iron Mountain, Inc...................... 1,082,735             35,167,233                0.4%
    Kilroy Realty Corp......................   403,004             30,995,038                0.4%
#   Kimco Realty Corp....................... 1,677,460             29,171,029                0.4%
    Lamar Advertising Co., Class A..........   340,339             28,135,825                0.3%
    Liberty Property Trust..................   587,563             29,166,627                0.4%
    Medical Properties Trust, Inc........... 1,472,857             25,716,083                0.3%
    Mid-America Apartment Communities, Inc..   452,548             49,513,224                0.6%
    National Retail Properties, Inc.........   629,516             33,125,132                0.4%
#   Omega Healthcare Investors, Inc.........   812,285             28,746,766                0.3%
    Prologis, Inc........................... 2,458,318            188,479,247                2.3%
    Public Storage..........................   614,993            136,024,152                1.6%
    Realty Income Corp...................... 1,192,635             83,496,376                1.0%
    Regency Centers Corp....................   602,401             40,463,248                0.5%
#*  SBA Communications Corp.................   443,093             90,271,337                1.1%
    Simon Property Group, Inc............... 1,214,648            210,984,358                2.5%
    SL Green Realty Corp....................   357,734             31,602,222                0.4%
    STORE Capital Corp......................   810,598             27,009,125                0.3%
    Sun Communities, Inc....................   343,197             42,240,687                0.5%
#   UDR, Inc................................ 1,083,311             48,694,829                0.6%
#   Ventas, Inc............................. 1,394,014             85,188,196                1.0%
    VEREIT, Inc............................. 3,882,639             32,070,598                0.4%
    Vornado Realty Trust....................   682,155             47,164,197                0.6%
    Welltower, Inc.......................... 1,494,898            111,414,748                1.3%
#   WP Carey, Inc...........................   515,153             40,861,936                0.5%
    Other Securities........................                      963,237,241               11.4%
                                                               --------------               ----
TOTAL UNITED STATES.........................                    4,158,233,123               50.1%
                                                               --------------               ----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                             PERCENTAGE
                                                 SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ----------- ------------------------------- ---------------
AFFILIATED INVESTMENT COMPANIES -- (49.3%)
      DFA International Real Estate
        Securities Portfolio of DFA
        Investment Dimensions Group Inc....... 569,492,445         $2,898,716,544                34.9%
      DFA Real Estate Securities Portfolio of
        DFA Investment Dimensions Group Inc...  32,458,571          1,232,451,966                14.9%
                                                                   --------------               -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES...................................                      4,131,168,510                49.8%
                                                                   --------------               -----
TOTAL INVESTMENT SECURITIES...................                      8,289,401,633
                                                                   --------------

                                                                       VALUE+
                                                           -------------------------------
SECURITIES LENDING COLLATERAL -- (1.0%)
@(S)  The DFA Short Term Investment Fund......   7,486,114             86,621,822                 1.0%
                                                                   --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,200,357,965).....................                       $8,376,023,455               100.9%
                                                                   ==============               =====

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                         -------------- ----------- -------- --------------
Common Stocks
   United States........................ $4,158,233,123          --       -- $4,158,233,123
Affiliated Investment Companies.........  4,131,168,510          --       --  4,131,168,510
Securities Lending Collateral...........             -- $86,621,822       --     86,621,822
                                         -------------- ----------- -------- --------------
TOTAL................................... $8,289,401,633 $86,621,822       -- $8,376,023,455
                                         ============== =========== ======== ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.3%)
AUSTRALIA -- (7.0%)
    Beach Energy, Ltd............................ 34,112,182         $   51,152,859                0.4%
    Cleanaway Waste Management, Ltd.............. 49,762,479             79,022,413                0.6%
    Downer EDI, Ltd.............................. 11,238,963             61,363,475                0.5%
#   Metcash, Ltd................................. 21,781,214             44,072,925                0.3%
    OZ Minerals, Ltd.............................  7,939,160             55,901,729                0.4%
    Other Securities.............................                       717,574,772                5.1%
                                                                     --------------                ---
TOTAL AUSTRALIA..................................                     1,009,088,173                7.3%
                                                                     --------------                ---
AUSTRIA -- (1.0%)
    Wienerberger AG..............................  2,440,116             56,076,062                0.4%
    Other Securities.............................                        82,618,291                0.6%
                                                                     --------------                ---
TOTAL AUSTRIA....................................                       138,694,353                1.0%
                                                                     --------------                ---
BELGIUM -- (1.5%)
    Ackermans & van Haaren NV....................    368,716             59,408,631                0.4%
    Other Securities.............................                       154,368,598                1.2%
                                                                     --------------                ---
TOTAL BELGIUM....................................                       213,777,229                1.6%
                                                                     --------------                ---
CANADA -- (8.0%)
#   Laurentian Bank of Canada....................  1,556,662             49,313,082                0.4%
    TransAlta Corp...............................  6,574,340             44,362,196                0.3%
#   Whitecap Resources, Inc...................... 11,057,354             44,486,928                0.3%
    Yamana Gold, Inc............................. 19,748,423             43,338,332                0.3%
    Other Securities.............................                       960,747,917                7.0%
                                                                     --------------                ---
TOTAL CANADA.....................................                     1,142,248,455                8.3%
                                                                     --------------                ---
CHINA -- (0.0%)
    Other Securities.............................                         2,684,455                0.0%
                                                                     --------------                ---
DENMARK -- (1.6%)
    Jyske Bank A.S...............................  1,646,223             66,399,521                0.5%
    Other Securities.............................                       158,903,562                1.1%
                                                                     --------------                ---
TOTAL DENMARK....................................                       225,303,083                1.6%
                                                                     --------------                ---
FINLAND -- (2.4%)
    Cargotec Oyj, Class B........................  1,064,031             43,684,338                0.3%
    Kesko Oyj, Class B...........................  1,457,604             75,795,263                0.6%
    Other Securities.............................                       219,878,446                1.6%
                                                                     --------------                ---
TOTAL FINLAND....................................                       339,358,047                2.5%
                                                                     --------------                ---
FRANCE -- (4.1%)
    Rexel SA.....................................  7,556,241            101,585,317                0.7%
    Other Securities.............................                       481,145,509                3.5%
                                                                     --------------                ---
TOTAL FRANCE.....................................                       582,730,826                4.2%
                                                                     --------------                ---
GERMANY -- (6.1%)
    Aareal Bank AG...............................  1,935,615             67,704,197                0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                              PERCENTAGE
                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                 ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    Aurubis AG..................  1,195,600         $   58,460,362                0.4%
    K+S AG......................  4,442,728             90,464,467                0.7%
    Rheinmetall AG..............    642,265             74,006,883                0.5%
    Other Securities............                       588,301,090                4.3%
                                                    --------------               ----
TOTAL GERMANY...................                       878,936,999                6.4%
                                                    --------------               ----
GREECE -- (0.0%)
    Other Security..............                             1,927                0.0%
                                                    --------------               ----
HONG KONG -- (3.2%)
    Other Securities............                       454,049,994                3.3%
                                                    --------------               ----
IRELAND -- (0.1%)
    Other Securities............                        13,594,966                0.1%
                                                    --------------               ----
ISRAEL -- (0.7%)
    Other Securities............                       100,886,550                0.7%
                                                    --------------               ----
ITALY -- (5.1%)
#*  Banco BPM SpA............... 25,325,494             60,287,784                0.4%
#   BPER Banca.................. 14,354,646             69,015,446                0.5%
#   Buzzi Unicem SpA............  2,457,060             54,781,702                0.4%
*   Saipem SpA.................. 13,917,366             70,595,564                0.5%
    Societa Cattolica di
      Assicurazioni SC..........  4,984,565             46,441,266                0.3%
#   Unione di Banche Italiane
      SpA....................... 25,232,083             78,771,560                0.6%
    Unipol Gruppo SpA........... 12,113,158             61,706,155                0.5%
    Other Securities............                       292,928,959                2.1%
                                                    --------------               ----
TOTAL ITALY.....................                       734,528,436                5.3%
                                                    --------------               ----
JAPAN -- (23.3%)
    Other Securities............                     3,342,221,086               24.2%
                                                    --------------               ----
NETHERLANDS -- (2.9%)
    APERAM SA...................  1,534,555             47,342,277                0.3%
    ASR Nederland NV............  1,361,979             60,599,950                0.4%
#   Boskalis Westminster........  2,428,813             66,658,949                0.5%
    SBM Offshore NV.............  5,272,467             97,838,067                0.7%
    Other Securities............                       147,279,313                1.1%
                                                    --------------               ----
TOTAL NETHERLANDS...............                       419,718,556                3.0%
                                                    --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities............                        56,888,500                0.4%
                                                    --------------               ----
NORWAY -- (1.0%)
    Other Securities............                       144,965,724                1.1%
                                                    --------------               ----
PORTUGAL -- (0.4%)
    Other Securities............                        52,714,854                0.4%
                                                    --------------               ----
SINGAPORE -- (0.9%)
    Other Securities............                       135,457,705                1.0%
                                                    --------------               ----
SPAIN -- (2.5%)
    Acciona SA..................    808,315             93,749,013                0.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                 PERCENTAGE
                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                    ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Acerinox SA..................................  4,586,964         $    47,775,309                0.4%
      Other Securities.............................                        218,669,739                1.5%
                                                                       ---------------              -----
TOTAL SPAIN........................................                        360,194,061                2.6%
                                                                       ---------------              -----
SWEDEN -- (2.4%)
      Other Securities.............................                        344,055,774                2.5%
                                                                       ---------------              -----
SWITZERLAND -- (3.8%)
      Helvetia Holding AG..........................    124,493              79,112,059                0.6%
      Other Securities.............................                        459,928,963                3.3%
                                                                       ---------------              -----
TOTAL SWITZERLAND..................................                        539,041,022                3.9%
                                                                       ---------------              -----
UNITED KINGDOM -- (15.9%)
      Aggreko P.L.C................................  4,276,442              47,674,741                0.4%
      Bellway P.L.C................................  3,238,330             131,500,270                1.0%
      Bovis Homes Group P.L.C......................  4,767,183              69,118,189                0.5%
      Close Brothers Group P.L.C...................  2,938,517              59,578,070                0.4%
      Grafton Group P.L.C..........................  5,338,210              61,525,374                0.5%
      Greene King P.L.C............................  9,040,744              75,715,316                0.6%
      Hiscox, Ltd..................................  5,112,603             111,826,369                0.8%
      Meggitt P.L.C................................ 13,157,225              93,624,479                0.7%
      National Express Group P.L.C................. 10,266,182              55,045,202                0.4%
      Phoenix Group Holdings P.L.C.................  9,980,022              94,335,610                0.7%
      Redrow P.L.C.................................  7,551,086              60,780,663                0.4%
      Travis Perkins P.L.C.........................  4,528,375              82,628,035                0.6%
      Tullow Oil P.L.C............................. 26,387,832              77,372,331                0.6%
      Vesuvius P.L.C...............................  7,530,093              60,751,698                0.4%
      Other Securities.............................                      1,197,482,727                8.5%
                                                                       ---------------              -----
TOTAL UNITED KINGDOM...............................                      2,278,959,074               16.5%
                                                                       ---------------              -----
TOTAL COMMON STOCKS................................                     13,510,099,849               97.9%
                                                                       ---------------              -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities.............................                         14,629,570                0.1%
                                                                       ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............................                            321,588                0.0%
                                                                       ---------------              -----
TOTAL INVESTMENT SECURITIES........................                     13,525,051,007
                                                                       ---------------

                                                                           VALUE+
                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (5.6%)
@(S)  The DFA Short Term Investment Fund........... 68,907,478             797,328,425                5.8%
                                                                       ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,520,917,039).........................                      $14,322,379,432              103.8%
                                                                       ===============              =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2019, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index...........   1,162    06/21/19  $165,091,553 $171,307,850   $6,216,297
                                                         ------------ ------------   ----------
TOTAL FUTURES CONTRACTS............                      $165,091,553 $171,307,850   $6,216,297
                                                         ============ ============   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------------
                                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                              -------------- --------------- ------- ---------------
Common Stocks
   Australia.................................             -- $ 1,009,088,173   --    $ 1,009,088,173
   Austria...................................             --     138,694,353   --        138,694,353
   Belgium...................................             --     213,777,229   --        213,777,229
   Canada.................................... $1,142,248,389              66   --      1,142,248,455
   China.....................................             --       2,684,455   --          2,684,455
   Denmark...................................             --     225,303,083   --        225,303,083
   Finland...................................             --     339,358,047   --        339,358,047
   France....................................             --     582,730,826   --        582,730,826
   Germany...................................             --     878,936,999   --        878,936,999
   Greece....................................             --           1,927   --              1,927
   Hong Kong.................................        501,286     453,548,708   --        454,049,994
   Ireland...................................             --      13,594,966   --         13,594,966
   Israel....................................             --     100,886,550   --        100,886,550
   Italy.....................................             --     734,528,436   --        734,528,436
   Japan.....................................             --   3,342,221,086   --      3,342,221,086
   Netherlands...............................             --     419,718,556   --        419,718,556
   New Zealand...............................             --      56,888,500   --         56,888,500
   Norway....................................             --     144,965,724   --        144,965,724
   Portugal..................................             --      52,714,854   --         52,714,854
   Singapore.................................             --     135,457,705   --        135,457,705
   Spain.....................................             --     360,194,061   --        360,194,061
   Sweden....................................      4,356,064     339,699,710   --        344,055,774
   Switzerland...............................             --     539,041,022   --        539,041,022
   United Kingdom............................             --   2,278,959,074   --      2,278,959,074
Preferred Stocks
   Germany...................................             --      14,629,570   --         14,629,570
Rights/Warrants
   Canada....................................             --         315,178   --            315,178
   Japan.....................................             --           6,410   --              6,410
Securities Lending Collateral................             --     797,328,425   --        797,328,425
Futures Contracts**..........................      6,216,297              --   --          6,216,297
                                              -------------- ---------------   --    ---------------
TOTAL........................................ $1,153,322,036 $13,175,273,693   --    $14,328,595,729
                                              ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                        ------- ------------------------------- ---------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking
      Group, Ltd....................... 253,042          $  4,854,504                 0.2%
    BHP Group, Ltd..................... 314,531             8,323,227                 0.3%
    National Australia Bank, Ltd....... 266,218             4,753,330                 0.2%
    Other Securities...................                   146,397,949                 5.7%
                                                         ------------                 ---
TOTAL AUSTRALIA........................                   164,329,010                 6.4%
                                                         ------------                 ---
AUSTRIA -- (0.7%)
    Other Securities...................                    18,509,683                 0.7%
                                                         ------------                 ---
BELGIUM -- (1.2%)
    Other Securities...................                    32,170,816                 1.2%
                                                         ------------                 ---
CANADA -- (8.6%)
    Bank of Nova Scotia (The)..........  96,755             5,327,330                 0.2%
    Barrick Gold Corp.................. 351,525             4,471,398                 0.2%
    Canadian Natural Resources, Ltd.... 173,634             5,205,547                 0.2%
    Suncor Energy, Inc................. 125,816             4,151,928                 0.2%
    Teck Resources, Ltd., Class B...... 260,318             6,156,521                 0.3%
    Other Securities...................                   210,308,016                 8.0%
                                                         ------------                 ---
TOTAL CANADA...........................                   235,620,740                 9.1%
                                                         ------------                 ---
CHINA -- (0.0%)
    Other Securities...................                       234,438                 0.0%
                                                         ------------                 ---
DENMARK -- (1.8%)
    GN Store Nord A.S..................  95,918             4,916,304                 0.2%
    Other Securities...................                    45,307,175                 1.7%
                                                         ------------                 ---
TOTAL DENMARK..........................                    50,223,479                 1.9%
                                                         ------------                 ---
FINLAND -- (1.8%)
    UPM-Kymmene Oyj.................... 228,744             6,458,544                 0.3%
    Other Securities...................                    42,762,198                 1.6%
                                                         ------------                 ---
TOTAL FINLAND..........................                    49,220,742                 1.9%
                                                         ------------                 ---
FRANCE -- (6.8%)
    Arkema SA..........................  50,957             5,232,090                 0.2%
    BNP Paribas SA.....................  90,176             4,800,347                 0.2%
    Cie de Saint-Gobain................ 149,152             6,115,224                 0.2%
    Orange SA.......................... 287,736             4,496,897                 0.2%
#   Peugeot SA......................... 315,797             8,279,843                 0.3%
    Total SA........................... 257,810            14,331,854                 0.6%
    Other Securities...................                   143,604,280                 5.5%
                                                         ------------                 ---
TOTAL FRANCE...........................                   186,860,535                 7.2%
                                                         ------------                 ---
GERMANY -- (6.5%)
    Allianz SE.........................  24,364             5,889,123                 0.2%
    BASF SE............................  54,159             4,421,592                 0.2%
    Bayer AG...........................  64,921             4,319,507                 0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                              PERCENTAGE
                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Bayerische Motoren Werke AG..................    50,795          $  4,333,241                 0.2%
*   Commerzbank AG...............................   560,765             5,054,393                 0.2%
    Daimler AG...................................   139,507             9,156,678                 0.4%
    E.ON SE......................................   588,434             6,326,680                 0.3%
    Other Securities.............................                     138,549,174                 5.2%
                                                                     ------------                ----
TOTAL GERMANY....................................                     178,050,388                 6.9%
                                                                     ------------                ----
HONG KONG -- (2.8%)
    Other Securities.............................                      77,556,491                 3.0%
                                                                     ------------                ----
IRELAND -- (0.6%)
    Other Securities.............................                      16,928,203                 0.7%
                                                                     ------------                ----
ISRAEL -- (0.8%)
    Other Securities.............................                      23,157,968                 0.9%
                                                                     ------------                ----
ITALY -- (2.9%)
    Fiat Chrysler Automobiles NV.................   368,536             5,679,654                 0.2%
    Other Securities.............................                      74,498,655                 2.9%
                                                                     ------------                ----
TOTAL ITALY......................................                      80,178,309                 3.1%
                                                                     ------------                ----
JAPAN -- (21.9%)
    Mitsubishi UFJ Financial Group, Inc..........   928,900             4,608,761                 0.2%
    Toyota Motor Corp............................    73,263             4,535,745                 0.2%
    Toyota Motor Corp., Sponsored ADR............    36,827             4,551,817                 0.2%
    Other Securities.............................                     584,585,279                22.5%
                                                                     ------------                ----
TOTAL JAPAN......................................                     598,281,602                23.1%
                                                                     ------------                ----
NETHERLANDS -- (2.5%)
    ASR Nederland NV.............................    90,869             4,043,129                 0.2%
    Other Securities.............................                      63,759,149                 2.4%
                                                                     ------------                ----
TOTAL NETHERLANDS................................                      67,802,278                 2.6%
                                                                     ------------                ----
NEW ZEALAND -- (0.5%)
    Other Securities.............................                      13,309,584                 0.5%
                                                                     ------------                ----
NORWAY -- (1.0%)
    Other Securities.............................                      27,423,029                 1.1%
                                                                     ------------                ----
PORTUGAL -- (0.4%)
    Other Securities.............................                       9,588,818                 0.4%
                                                                     ------------                ----
SINGAPORE -- (1.0%)
    Other Securities.............................                      27,250,032                 1.1%
                                                                     ------------                ----
SPAIN -- (1.9%)
    Banco Santander SA........................... 1,159,792             5,879,419                 0.2%
    Other Securities.............................                      45,702,324                 1.8%
                                                                     ------------                ----
TOTAL SPAIN......................................                      51,581,743                 2.0%
                                                                     ------------                ----
SWEDEN -- (2.7%)
    Other Securities.............................                      73,067,775                 2.8%
                                                                     ------------                ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SWITZERLAND -- (5.8%)
      Adecco Group AG.........................     92,364         $    5,306,587                 0.2%
#     Baloise Holding AG......................     23,966              4,108,762                 0.2%
      Helvetia Holding AG.....................      7,972              5,065,998                 0.2%
      Nestle SA...............................    110,012             10,591,692                 0.4%
      Novartis AG.............................     52,784              4,325,124                 0.2%
      Novartis AG, Sponsored ADR..............     73,269              6,024,910                 0.2%
      Zurich Insurance Group AG...............     14,600              4,654,009                 0.2%
      Other Securities........................                       119,286,320                 4.6%
                                                                  --------------               -----
TOTAL SWITZERLAND.............................                       159,363,402                 6.2%
                                                                  --------------               -----
UNITED KINGDOM -- (15.0%)
      Anglo American P.L.C....................    296,123              7,684,303                 0.3%
      Aviva P.L.C.............................    758,044              4,257,270                 0.2%
      BP P.L.C., Sponsored ADR................    244,019             10,670,958                 0.4%
      British American Tobacco P.L.C..........    165,283              6,470,651                 0.3%
      Glencore P.L.C..........................  1,539,187              6,106,815                 0.2%
      HSBC Holdings P.L.C., Sponsored ADR.....    303,186             13,209,814                 0.5%
      Kingfisher P.L.C........................  1,175,179              4,052,236                 0.2%
      Lloyds Banking Group P.L.C..............  6,332,142              5,178,648                 0.2%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class A..........................    161,774             10,277,490                 0.4%
#     Royal Dutch Shell P.L.C., Sponsored
        ADR, Class B..........................    102,022              6,620,208                 0.3%
      Standard Chartered P.L.C................    573,981              5,248,007                 0.2%
      Travis Perkins P.L.C....................    285,927              5,217,233                 0.2%
      Other Securities........................                       325,556,869                12.5%
                                                                  --------------               -----
TOTAL UNITED KINGDOM..........................                       410,550,502                15.9%
                                                                  --------------               -----
UNITED STATES -- (0.0%)
      Other Securities........................                         1,222,313                 0.0%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     2,552,481,880                98.7%
                                                                  --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...........................     32,365              5,650,997                 0.2%
      Other Securities........................                         8,584,636                 0.3%
                                                                  --------------               -----
TOTAL GERMANY.................................                        14,235,633                 0.5%
                                                                  --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                            11,631                 0.0%
                                                                  --------------               -----
TOTAL PREFERRED STOCKS........................                        14,247,264                 0.5%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                           112,313                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     2,566,841,457
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (6.3%)
@(S)  The DFA Short Term Investment Fund...... 14,838,909            171,701,017                 6.7%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,484,658,648).....................                      $2,738,542,474               105.9%
                                                                  ==============               =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
   Australia............................ $  3,352,135 $  160,976,875   --    $  164,329,010
   Austria..............................           --     18,509,683   --        18,509,683
   Belgium..............................      571,706     31,599,110   --        32,170,816
   Canada...............................  235,361,131        259,609   --       235,620,740
   China................................           --        234,438   --           234,438
   Denmark..............................      125,288     50,098,191   --        50,223,479
   Finland..............................      140,180     49,080,562   --        49,220,742
   France...............................      513,859    186,346,676   --       186,860,535
   Germany..............................    4,504,988    173,545,400   --       178,050,388
   Hong Kong............................      345,200     77,211,291   --        77,556,491
   Ireland..............................    2,645,025     14,283,178   --        16,928,203
   Israel...............................      994,653     22,163,315   --        23,157,968
   Italy................................    1,057,536     79,120,773   --        80,178,309
   Japan................................    9,705,190    588,576,412   --       598,281,602
   Netherlands..........................    7,506,412     60,295,866   --        67,802,278
   New Zealand..........................        9,148     13,300,436   --        13,309,584
   Norway...............................      282,744     27,140,285   --        27,423,029
   Portugal.............................           --      9,588,818   --         9,588,818
   Singapore............................        4,124     27,245,908   --        27,250,032
   Spain................................    1,761,885     49,819,858   --        51,581,743
   Sweden...............................      343,373     72,724,402   --        73,067,775
   Switzerland..........................   11,323,848    148,039,554   --       159,363,402
   United Kingdom.......................   59,584,175    350,966,327   --       410,550,502
   United States........................    1,210,449         11,864   --         1,222,313
Preferred Stocks
   Germany..............................           --     14,235,633   --        14,235,633
   United Kingdom.......................           --         11,631   --            11,631
Rights/Warrants
   Canada...............................           --         63,937   --            63,937
   Hong Kong............................           --            823   --               823
   Sweden...............................           --         42,548   --            42,548
   Switzerland..........................           --          5,005   --             5,005
Securities Lending Collateral...........           --    171,701,017   --       171,701,017
                                         ------------ --------------   --    --------------
TOTAL................................... $341,343,049 $2,397,199,425   --    $2,738,542,474
                                         ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
COMMON STOCKS -- (93.1%)
AUSTRALIA -- (5.8%)
    BHP Group, Ltd.......................... 193,864           $ 5,130,096                 1.2%
    CSL, Ltd................................  22,583             3,167,532                 0.7%
    Other Securities........................                    18,500,807                 4.2%
                                                               -----------                 ---
TOTAL AUSTRALIA.............................                    26,798,435                 6.1%
                                                               -----------                 ---
AUSTRIA -- (0.2%)
    Other Securities........................                       786,232                 0.2%
                                                               -----------                 ---
BELGIUM -- (1.0%)
#   Anheuser-Busch InBev SA.................  30,001             2,667,303                 0.6%
    Other Securities........................                     2,171,214                 0.5%
                                                               -----------                 ---
TOTAL BELGIUM...............................                     4,838,517                 1.1%
                                                               -----------                 ---
CANADA -- (8.1%)
    Canadian National Railway Co............  34,801             3,228,837                 0.7%
    Magna International, Inc................  35,924             1,998,811                 0.5%
    Royal Bank of Canada....................  34,564             2,754,405                 0.6%
    Other Securities........................                    29,599,791                 6.8%
                                                               -----------                 ---
TOTAL CANADA................................                    37,581,844                 8.6%
                                                               -----------                 ---
DENMARK -- (1.4%)
    Novo Nordisk A.S., Class B.............. 112,830             5,528,054                 1.2%
    Other Securities........................                     1,191,149                 0.3%
                                                               -----------                 ---
TOTAL DENMARK...............................                     6,719,203                 1.5%
                                                               -----------                 ---
FINLAND -- (0.9%)
    Other Securities........................                     4,239,688                 1.0%
                                                               -----------                 ---
FRANCE -- (9.4%)
    Airbus SE...............................  27,556             3,773,234                 0.9%
    Cie Generale des Etablissements
      Michelin SCA..........................  20,502             2,651,124                 0.6%
    Danone SA...............................  29,506             2,386,373                 0.5%
#   Kering SA...............................   3,989             2,360,508                 0.5%
    Legrand SA..............................  27,507             2,023,219                 0.5%
#   LVMH Moet Hennessy Louis Vuitton SE.....  16,314             6,405,155                 1.5%
    Orange SA............................... 135,207             2,113,090                 0.5%
#   Vinci SA................................  29,561             2,985,551                 0.7%
    Other Securities........................                    18,756,744                 4.2%
                                                               -----------                 ---
TOTAL FRANCE................................                    43,454,998                 9.9%
                                                               -----------                 ---
GERMANY -- (6.9%)
    Adidas AG...............................   9,039             2,328,338                 0.5%
    BASF SE.................................  46,056             3,760,055                 0.9%
    Deutsche Boerse AG......................  15,758             2,105,621                 0.5%
    Deutsche Post AG........................  59,452             2,066,577                 0.5%
    Deutsche Telekom AG..................... 208,363             3,491,101                 0.8%
    E.ON SE................................. 236,568             2,543,514                 0.6%
    Infineon Technologies AG................ 103,951             2,464,220                 0.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                      PERCENTAGE
                                            SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                            ------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.......................                   $13,212,213                 2.9%
                                                              -----------                ----
TOTAL GERMANY..............................                    31,971,639                 7.3%
                                                              -----------                ----
HONG KONG -- (2.9%)
    Hong Kong Exchanges & Clearing, Ltd....  63,435             2,203,656                 0.5%
    Other Securities.......................                    11,284,908                 2.6%
                                                              -----------                ----
TOTAL HONG KONG............................                    13,488,564                 3.1%
                                                              -----------                ----
IRELAND -- (0.4%)
    Other Securities.......................                     1,919,748                 0.4%
                                                              -----------                ----
ISRAEL -- (0.4%)
    Other Securities.......................                     1,758,648                 0.4%
                                                              -----------                ----
ITALY -- (1.9%)
    Eni SpA................................ 117,209             1,997,375                 0.5%
    Other Securities.......................                     6,826,675                 1.5%
                                                              -----------                ----
TOTAL ITALY................................                     8,824,050                 2.0%
                                                              -----------                ----
JAPAN -- (21.0%)
    KDDI Corp.............................. 133,900             3,086,066                 0.7%
    SoftBank Group Corp....................  57,500             6,096,801                 1.4%
    Sony Corp..............................  87,200             4,392,098                 1.0%
    Other Securities.......................                    83,748,249                19.1%
                                                              -----------                ----
TOTAL JAPAN................................                    97,323,214                22.2%
                                                              -----------                ----
NETHERLANDS -- (3.0%)
#   ASML Holding NV........................   9,811             2,048,643                 0.5%
    Unilever NV............................  78,582             4,754,997                 1.1%
    Wolters Kluwer NV......................  31,955             2,230,378                 0.5%
    Other Securities.......................                     4,826,671                 1.1%
                                                              -----------                ----
TOTAL NETHERLANDS..........................                    13,860,689                 3.2%
                                                              -----------                ----
NEW ZEALAND -- (0.2%)
    Other Securities.......................                     1,069,995                 0.2%
                                                              -----------                ----
NORWAY -- (0.8%)
    Equinor ASA............................  95,318             2,124,793                 0.5%
    Other Securities.......................                     1,739,230                 0.4%
                                                              -----------                ----
TOTAL NORWAY...............................                     3,864,023                 0.9%
                                                              -----------                ----
PORTUGAL -- (0.1%)
    Other Security.........................                       394,376                 0.1%
                                                              -----------                ----
SINGAPORE -- (1.0%)
    Other Securities.......................                     4,835,433                 1.1%
                                                              -----------                ----
SPAIN -- (2.8%)
    Telefonica SA.......................... 353,217             2,944,894                 0.7%
    Other Securities.......................                    10,256,295                 2.3%
                                                              -----------                ----
TOTAL SPAIN................................                    13,201,189                 3.0%
                                                              -----------                ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               --------- ------------------------------- ---------------
SWEDEN -- (2.5%)
      Other Securities........................                    $ 11,380,969                  2.6%
                                                                  ------------                -----
SWITZERLAND -- (7.5%)
      ABB, Ltd................................   124,551             2,561,853                  0.6%
      Givaudan SA.............................     1,064             2,755,020                  0.6%
      Nestle SA...............................    53,459             5,146,904                  1.2%
      Roche Holding AG........................    46,633            12,304,737                  2.8%
      Other Securities........................                      12,116,086                  2.7%
                                                                  ------------                -----
TOTAL SWITZERLAND.............................                      34,884,600                  7.9%
                                                                  ------------                -----
UNITED KINGDOM -- (14.9%)
#     AstraZeneca P.L.C., Sponsored ADR.......   143,050             5,387,263                  1.2%
      BAE Systems P.L.C.......................   380,128             2,443,189                  0.6%
      BHP Group P.L.C.........................   131,628             3,107,021                  0.7%
      BT Group P.L.C.......................... 1,117,363             3,334,226                  0.8%
      Diageo P.L.C., Sponsored ADR............    31,343             5,285,683                  1.2%
      Experian P.L.C..........................    99,104             2,884,809                  0.7%
      Ferguson P.L.C..........................    29,833             2,123,107                  0.5%
      GlaxoSmithKline P.L.C., Sponsored ADR...   110,184             4,531,868                  1.0%
      Rio Tinto P.L.C., Sponsored ADR.........    58,717             3,458,431                  0.8%
      SSE P.L.C...............................   137,330             2,054,817                  0.5%
      Unilever P.L.C., Sponsored ADR..........    57,860             3,517,888                  0.8%
      Other Securities........................                      30,816,173                  6.9%
                                                                  ------------                -----
TOTAL UNITED KINGDOM..........................                      68,944,475                 15.7%
                                                                  ------------                -----
TOTAL COMMON STOCKS...........................                     432,140,529                 98.5%
                                                                  ------------                -----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...........................    13,688             2,389,953                  0.5%
      Other Securities........................                       1,118,059                  0.3%
                                                                  ------------                -----
TOTAL GERMANY.................................                       3,508,012                  0.8%
                                                                  ------------                -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                          13,814                  0.0%
                                                                  ------------                -----
TOTAL PREFERRED STOCKS........................                       3,521,826                  0.8%
                                                                  ------------                -----
TOTAL INVESTMENT SECURITIES...................                     435,662,355
                                                                  ------------

                                                                     VALUE+
                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (6.1%)
@(S)  The DFA Short Term Investment Fund...... 2,456,957            28,429,451                  6.5%
                                                                  ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $453,336,694).......................                      $464,091,806                105.8%
                                                                  ============                =====

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------------
                                                LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                              ----------- ------------ ------- ------------
Common Stocks
   Australia.................................          -- $ 26,798,435   --    $ 26,798,435
   Austria...................................          --      786,232   --         786,232
   Belgium...................................          --    4,838,517   --       4,838,517
   Canada.................................... $37,581,844           --   --      37,581,844
   Denmark...................................          --    6,719,203   --       6,719,203
   Finland...................................          --    4,239,688   --       4,239,688
   France....................................          --   43,454,998   --      43,454,998
   Germany...................................          --   31,971,639   --      31,971,639
   Hong Kong.................................          --   13,488,564   --      13,488,564
   Ireland...................................      72,785    1,846,963   --       1,919,748
   Israel....................................     475,162    1,283,486   --       1,758,648
   Italy.....................................   1,066,611    7,757,439   --       8,824,050
   Japan.....................................          --   97,323,214   --      97,323,214
   Netherlands...............................   5,358,487    8,502,202   --      13,860,689
   New Zealand...............................          --    1,069,995   --       1,069,995
   Norway....................................          --    3,864,023   --       3,864,023
   Portugal..................................          --      394,376   --         394,376
   Singapore.................................          --    4,835,433   --       4,835,433
   Spain.....................................          --   13,201,189   --      13,201,189
   Sweden....................................          --   11,380,969   --      11,380,969
   Switzerland...............................      35,390   34,849,210   --      34,884,600
   United Kingdom............................  23,379,473   45,565,002   --      68,944,475
Preferred Stocks
   Germany...................................          --    3,508,012   --       3,508,012
   United Kingdom............................          --       13,814   --          13,814
Securities Lending Collateral................          --   28,429,451   --      28,429,451
                                              ----------- ------------   --    ------------
TOTAL........................................ $67,969,752 $396,122,054   --    $464,091,806
                                              =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
   The DFA Investment Trust Company..........................           $181,089,000
Investment in Dimensional Emerging Markets Value Fund........             75,229,703
Investment in DFA International Small Cap Value Portfolio of
   DFA Investment Dimensions Group Inc....................... 1,380,166   25,795,301
                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
 (Cost $264,095,856).........................................           $282,114,004
                                                                        ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                             LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                           ------------ ------- ------- ------------
Affiliated Investment Companies........... $282,114,004   --      --    $282,114,004
                                           ------------   --      --    ------------
TOTAL..................................... $282,114,004   --      --    $282,114,004
                                           ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
COMMON STOCKS -- (99.1%)
AUSTRALIA -- (5.3%)
    BlueScope Steel, Ltd.................... 117,966           $ 1,121,006                 0.2%
    Boral, Ltd.............................. 337,513             1,155,523                 0.2%
    Incitec Pivot, Ltd...................... 464,128             1,102,956                 0.2%
    Other Securities........................                    25,866,726                 4.7%
                                                               -----------                 ---
TOTAL AUSTRALIA.............................                    29,246,211                 5.3%
                                                               -----------                 ---
AUSTRIA -- (0.6%)
    Raiffeisen Bank International AG........  43,878             1,170,325                 0.2%
    Other Securities........................                     2,284,689                 0.4%
                                                               -----------                 ---
TOTAL AUSTRIA...............................                     3,455,014                 0.6%
                                                               -----------                 ---
BELGIUM -- (1.1%)
    Ageas...................................  35,582             1,880,346                 0.4%
    Other Securities........................                     4,033,830                 0.7%
                                                               -----------                 ---
TOTAL BELGIUM...............................                     5,914,176                 1.1%
                                                               -----------                 ---
BRAZIL -- (1.8%)
    Other Securities........................                     9,795,246                 1.8%
                                                               -----------                 ---
CANADA -- (6.2%)
*   Kinross Gold Corp....................... 413,553             1,315,023                 0.2%
    Lundin Mining Corp...................... 216,814             1,163,613                 0.2%
    Tourmaline Oil Corp.....................  83,893             1,254,293                 0.2%
    Other Securities........................                    30,594,535                 5.6%
                                                               -----------                 ---
TOTAL CANADA................................                    34,327,464                 6.2%
                                                               -----------                 ---
CHILE -- (0.2%)
    Other Securities........................                     1,228,505                 0.2%
                                                               -----------                 ---
CHINA -- (6.9%)
    Other Securities........................                    37,837,811                 6.8%
                                                               -----------                 ---
COLOMBIA -- (0.1%)
    Other Securities........................                       530,455                 0.1%
                                                               -----------                 ---
DENMARK -- (1.5%)
    ISS A.S.................................  34,088             1,061,555                 0.2%
    Other Securities........................                     7,192,246                 1.3%
                                                               -----------                 ---
TOTAL DENMARK...............................                     8,253,801                 1.5%
                                                               -----------                 ---
FINLAND -- (1.6%)
    Huhtamaki Oyj...........................  30,631             1,171,365                 0.2%
    Other Securities........................                     7,738,337                 1.4%
                                                               -----------                 ---
TOTAL FINLAND...............................                     8,909,702                 1.6%
                                                               -----------                 ---
FRANCE -- (4.2%)
    Arkema SA...............................  18,073             1,855,674                 0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
FRANCE -- (Continued)
    Rexel SA................................  88,383           $ 1,188,212                 0.2%
    SCOR SE.................................  47,204             1,927,084                 0.4%
    Valeo SA................................  44,231             1,608,802                 0.3%
    Other Securities........................                    16,638,567                 3.0%
                                                               -----------                ----
TOTAL FRANCE................................                    23,218,339                 4.2%
                                                               -----------                ----
GERMANY -- (5.6%)
*   Commerzbank AG.......................... 311,524             2,807,888                 0.5%
    Covestro AG.............................  26,810             1,473,145                 0.3%
    Fraport AG Frankfurt Airport Services
      Worldwide.............................  12,970             1,079,689                 0.2%
    GEA Group AG............................  45,578             1,276,990                 0.2%
    K+S AG..................................  59,745             1,216,550                 0.2%
    KION Group AG...........................  19,993             1,375,371                 0.3%
    Rheinmetall AG..........................  12,040             1,387,345                 0.3%
    RWE AG..................................  51,929             1,331,981                 0.2%
    Other Securities........................                    18,669,126                 3.3%
                                                               -----------                ----
TOTAL GERMANY...............................                    30,618,085                 5.5%
                                                               -----------                ----
GREECE -- (0.0%)
    Other Securities........................                        92,714                 0.0%
                                                               -----------                ----
HONG KONG -- (2.0%)
    Other Securities........................                    10,860,128                 1.9%
                                                               -----------                ----
INDIA -- (2.7%)
    Other Securities........................                    14,806,923                 2.7%
                                                               -----------                ----
INDONESIA -- (0.6%)
    Other Securities........................                     3,229,386                 0.6%
                                                               -----------                ----
IRELAND -- (0.8%)
    Bank of Ireland Group P.L.C............. 376,009             2,403,640                 0.4%
    Other Securities........................                     1,723,480                 0.3%
                                                               -----------                ----
TOTAL IRELAND...............................                     4,127,120                 0.7%
                                                               -----------                ----
ISRAEL -- (0.5%)
    Other Securities........................                     2,681,922                 0.5%
                                                               -----------                ----
ITALY -- (2.7%)
*   Banco BPM SpA........................... 469,718             1,118,173                 0.2%
    Mediobanca Banca di Credito Finanziario
      SpA................................... 181,748             1,926,402                 0.4%
    Other Securities........................                    11,742,143                 2.1%
                                                               -----------                ----
TOTAL ITALY.................................                    14,786,718                 2.7%
                                                               -----------                ----
JAPAN -- (17.8%)
    Other Securities........................                    98,114,421                17.7%
                                                               -----------                ----
MALAYSIA -- (0.8%)
    Other Securities........................                     4,656,785                 0.8%
                                                               -----------                ----
MEXICO -- (0.8%)
    Other Securities........................                     4,195,121                 0.7%
                                                               -----------                ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
NETHERLANDS -- (1.8%)
    ASR Nederland NV........................  44,759           $ 1,991,509                 0.4%
    Randstad NV.............................  32,096             1,835,610                 0.3%
    Other Securities........................                     5,990,083                 1.1%
                                                               -----------                 ---
TOTAL NETHERLANDS...........................                     9,817,202                 1.8%
                                                               -----------                 ---
NEW ZEALAND -- (0.4%)
    Other Securities........................                     2,177,834                 0.4%
                                                               -----------                 ---
NORWAY -- (0.9%)
    Other Securities........................                     4,988,111                 0.9%
                                                               -----------                 ---
PHILIPPINES -- (0.3%)
    Other Securities........................                     1,750,444                 0.3%
                                                               -----------                 ---
POLAND -- (0.4%)
    Other Securities........................                     2,326,670                 0.4%
                                                               -----------                 ---
PORTUGAL -- (0.3%)
    Other Securities........................                     1,583,684                 0.3%
                                                               -----------                 ---
RUSSIA -- (0.2%)
    Other Securities........................                     1,093,642                 0.2%
                                                               -----------                 ---
SINGAPORE -- (0.7%)
    Other Securities........................                     3,699,849                 0.7%
                                                               -----------                 ---
SOUTH AFRICA -- (1.6%)
    Other Securities........................                     9,074,674                 1.6%
                                                               -----------                 ---
SOUTH KOREA -- (4.4%)
    Other Securities........................                    23,979,637                 4.3%
                                                               -----------                 ---
SPAIN -- (2.0%)
    Banco de Sabadell SA.................... 940,647             1,095,228                 0.2%
    Siemens Gamesa Renewable Energy SA......  70,530             1,266,751                 0.2%
    Other Securities........................                     8,623,004                 1.6%
                                                               -----------                 ---
TOTAL SPAIN.................................                    10,984,983                 2.0%
                                                               -----------                 ---
SWEDEN -- (2.1%)
    Other Securities........................                    11,721,413                 2.1%
                                                               -----------                 ---
SWITZERLAND -- (3.0%)
    Adecco Group AG.........................  41,835             2,403,545                 0.5%
    Baloise Holding AG......................  14,564             2,496,871                 0.5%
    Other Securities........................                    11,704,356                 2.0%
                                                               -----------                 ---
TOTAL SWITZERLAND...........................                    16,604,772                 3.0%
                                                               -----------                 ---
TAIWAN -- (4.0%)
    Other Securities........................                    22,189,449                 4.0%
                                                               -----------                 ---
THAILAND -- (0.8%)
    Other Securities........................                     4,267,816                 0.8%
                                                               -----------                 ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                         PERCENTAGE
                                               SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ------- ------------------------------- ---------------
TURKEY -- (0.2%)
      Other Securities........................                  $  1,131,716                 0.2%
                                                                ------------                ----
UNITED KINGDOM -- (12.2%)
      Banco Esprito Santa S.A.................  70,105             1,777,083                 0.3%
      Barratt Developments P.L.C.............. 315,818             2,484,490                 0.5%
      Bellway P.L.C...........................  39,175             1,590,796                 0.3%
      Berkeley Group Holdings P.L.C...........  30,006             1,471,993                 0.3%
      Cineworld Group P.L.C................... 257,540             1,068,714                 0.2%
      Direct Line Insurance Group P.L.C....... 396,236             1,705,023                 0.3%
      DS Smith P.L.C.......................... 325,866             1,522,007                 0.3%
      Investec P.L.C.......................... 211,733             1,343,764                 0.2%
      John Wood Group P.L.C................... 173,764             1,065,305                 0.2%
      Kingfisher P.L.C........................ 558,682             1,926,440                 0.4%
      Phoenix Group Holdings P.L.C............ 129,773             1,226,672                 0.2%
      RSA Insurance Group P.L.C............... 159,774             1,132,655                 0.2%
      Tate & Lyle P.L.C....................... 109,620             1,098,697                 0.2%
      Taylor Wimpey P.L.C..................... 951,078             2,254,822                 0.4%
      Travis Perkins P.L.C....................  79,648             1,453,316                 0.3%
      Tullow Oil P.L.C........................ 435,039             1,275,588                 0.2%
      Wm Morrison Supermarkets P.L.C.......... 712,962             2,009,570                 0.4%
      Other Securities........................                    40,478,083                 7.2%
                                                                ------------                ----
TOTAL UNITED KINGDOM..........................                    66,885,018                12.1%
                                                                ------------                ----
UNITED STATES -- (0.0%)
      Other Security..........................                           137                 0.0%
                                                                ------------                ----
TOTAL COMMON STOCKS...........................                   545,163,098                98.3%
                                                                ------------                ----
PREFERRED STOCKS -- (0.5%)
BRAZIL -- (0.3%)
      Other Securities........................                     1,962,639                 0.4%
                                                                ------------                ----
COLOMBIA -- (0.0%)
      Other Security..........................                        47,914                 0.0%
                                                                ------------                ----
GERMANY -- (0.2%)
      Other Securities........................                     1,038,446                 0.2%
                                                                ------------                ----
TOTAL PREFERRED STOCKS........................                     3,048,999                 0.6%
                                                                ------------                ----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                        26,292                 0.0%
                                                                ------------                ----
TOTAL INVESTMENT SECURITIES...................                   548,238,389
                                                                ------------

                                                                   VALUE+
                                                       -------------------------------
SECURITIES LENDING COLLATERAL -- (0.4%)
@(S)  The DFA Short Term Investment Fund...... 167,260             1,935,363                 0.3%
                                                                ------------                ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $545,413,063).......................                    $550,173,752                99.2%
                                                                ============                ====

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ----------- ------------ ------- ------------
Common Stocks
   Australia............................          -- $ 29,246,211   --    $ 29,246,211
   Austria..............................          --    3,455,014   --       3,455,014
   Belgium..............................          --    5,914,176   --       5,914,176
   Brazil............................... $ 9,795,246           --   --       9,795,246
   Canada...............................  33,965,112      362,352   --      34,327,464
   Chile................................   1,228,505           --   --       1,228,505
   China................................   2,791,086   35,046,725   --      37,837,811
   Colombia.............................     530,455           --   --         530,455
   Denmark..............................          --    8,253,801   --       8,253,801
   Finland..............................          --    8,909,702   --       8,909,702
   France...............................          --   23,218,339   --      23,218,339
   Germany..............................          --   30,618,085   --      30,618,085
   Greece...............................          --       92,714   --          92,714
   Hong Kong............................       3,941   10,856,187   --      10,860,128
   India................................     120,339   14,686,584   --      14,806,923
   Indonesia............................          --    3,229,386   --       3,229,386
   Ireland..............................          --    4,127,120   --       4,127,120
   Israel...............................          --    2,681,922   --       2,681,922
   Italy................................          --   14,786,718   --      14,786,718
   Japan................................          --   98,114,421   --      98,114,421
   Malaysia.............................          --    4,656,785   --       4,656,785
   Mexico...............................   4,195,121           --   --       4,195,121
   Netherlands..........................          --    9,817,202   --       9,817,202
   New Zealand..........................          --    2,177,834   --       2,177,834
   Norway...............................          --    4,988,111   --       4,988,111
   Philippines..........................          --    1,750,444   --       1,750,444
   Poland...............................          --    2,326,670   --       2,326,670
   Portugal.............................          --    1,583,684   --       1,583,684
   Russia...............................     878,603      215,039   --       1,093,642
   Singapore............................          --    3,699,849   --       3,699,849
   South Africa.........................     510,325    8,564,349   --       9,074,674
   South Korea..........................          --   23,979,637   --      23,979,637
   Spain................................          --   10,984,983   --      10,984,983
   Sweden...............................      78,402   11,643,011   --      11,721,413
   Switzerland..........................          --   16,604,772   --      16,604,772
   Taiwan...............................          --   22,189,449   --      22,189,449
   Thailand.............................   4,264,646        3,170   --       4,267,816
   Turkey...............................          --    1,131,716   --       1,131,716
   United Kingdom.......................          --   66,885,018   --      66,885,018
   United States........................          --          137   --             137
Preferred Stocks
   Brazil...............................   1,962,639           --   --       1,962,639
   Colombia.............................      47,914           --   --          47,914
   Germany..............................          --    1,038,446   --       1,038,446
Rights/Warrants
   Brazil...............................          --          656   --             656
   Canada...............................          --       12,692   --          12,692
   Hong Kong............................          --          337   --             337
   South Korea..........................          --       12,607   --          12,607
Securities Lending Collateral...........          --    1,935,363   --       1,935,363
                                         ----------- ------------   --    ------------
TOTAL................................... $60,372,334 $489,801,418   --    $550,173,752
                                         =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.1%)
AUSTRALIA -- (4.4%)
    BHP Group, Ltd...............................    487,213          $ 12,892,798                 0.4%
#   Commonwealth Bank of Australia...............    139,804             7,347,429                 0.2%
#   Westpac Banking Corp.........................    334,539             6,498,888                 0.2%
    Other Securities.............................                      139,231,490                 3.8%
                                                                      ------------                 ---
TOTAL AUSTRALIA..................................                      165,970,605                 4.6%
                                                                      ------------                 ---
AUSTRIA -- (0.4%)
    Other Securities.............................                       16,228,525                 0.5%
                                                                      ------------                 ---
BELGIUM -- (0.8%)
    Other Securities.............................                       30,957,542                 0.9%
                                                                      ------------                 ---
BRAZIL -- (1.6%)
    Vale SA......................................    471,732             6,027,332                 0.2%
    Other Securities.............................                       53,716,228                 1.4%
                                                                      ------------                 ---
TOTAL BRAZIL.....................................                       59,743,560                 1.6%
                                                                      ------------                 ---
CANADA -- (6.1%)
    Bank of Montreal.............................     92,353             7,293,116                 0.2%
    Royal Bank of Canada.........................     91,254             7,272,031                 0.2%
    Other Securities.............................                      218,675,028                 6.0%
                                                                      ------------                 ---
TOTAL CANADA.....................................                      233,240,175                 6.4%
                                                                      ------------                 ---
CHILE -- (0.3%)
    Other Securities.............................                       10,406,136                 0.3%
                                                                      ------------                 ---
CHINA -- (7.9%)
*   Alibaba Group Holding, Ltd., Sponsored ADR...     33,127             6,147,377                 0.2%
    China Construction Bank Corp., Class H....... 12,926,000            11,395,112                 0.3%
    China Mobile, Ltd............................    841,000             8,024,319                 0.2%
    Industrial & Commercial Bank of China, Ltd.,
      Class H....................................  8,084,000             6,080,460                 0.2%
    Ping An Insurance Group Co. of China, Ltd.,
      Class H....................................    712,000             8,618,516                 0.3%
    Tencent Holdings, Ltd........................    307,300            15,146,093                 0.4%
    Other Securities.............................                      242,825,147                 6.6%
                                                                      ------------                 ---
TOTAL CHINA......................................                      298,237,024                 8.2%
                                                                      ------------                 ---
COLOMBIA -- (0.1%)
    Other Securities.............................                        3,434,489                 0.1%
                                                                      ------------                 ---
CZECH REPUBLIC -- (0.0%)
    Other Securities.............................                        1,852,898                 0.1%
                                                                      ------------                 ---
DENMARK -- (1.3%)
    Other Securities.............................                       48,237,838                 1.3%
                                                                      ------------                 ---
EGYPT -- (0.0%)
    Other Securities.............................                          210,815                 0.0%
                                                                      ------------                 ---

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CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
FINLAND -- (1.1%)
    Other Securities........................                    $ 42,318,404                 1.2%
                                                                ------------                 ---
FRANCE -- (5.7%)
#   LVMH Moet Hennessy Louis Vuitton SE.....    19,797             7,772,641                 0.2%
    Orange SA...............................   390,196             6,098,198                 0.2%
#   Peugeot SA..............................   282,821             7,415,249                 0.2%
#   Sanofi..................................    72,266             6,305,156                 0.2%
#   Total SA................................   269,003            14,954,081                 0.4%
    Other Securities........................                     172,813,723                 4.7%
                                                                ------------                 ---
TOTAL FRANCE................................                     215,359,048                 5.9%
                                                                ------------                 ---
GERMANY -- (5.0%)
    Allianz SE..............................    31,191             7,539,305                 0.2%
    BASF SE.................................   138,625            11,317,475                 0.3%
    Bayerische Motoren Werke AG.............    76,817             6,553,137                 0.2%
    Daimler AG..............................   174,048            11,423,810                 0.3%
    Deutsche Telekom AG.....................   609,489            10,211,927                 0.3%
    Other Securities........................                     144,047,572                 4.0%
                                                                ------------                 ---
TOTAL GERMANY...............................                     191,093,226                 5.3%
                                                                ------------                 ---
GREECE -- (0.0%)
    Other Securities........................                         666,287                 0.0%
                                                                ------------                 ---
HONG KONG -- (2.2%)
    AIA Group, Ltd.......................... 1,173,600            12,017,002                 0.4%
    Other Securities........................                      69,815,093                 1.9%
                                                                ------------                 ---
TOTAL HONG KONG.............................                      81,832,095                 2.3%
                                                                ------------                 ---
HUNGARY -- (0.1%)
    Other Securities........................                       3,593,032                 0.1%
                                                                ------------                 ---
INDIA -- (2.7%)
    Reliance Industries, Ltd................   296,998             5,948,406                 0.2%
    Other Securities........................                      95,762,390                 2.6%
                                                                ------------                 ---
TOTAL INDIA.................................                     101,710,796                 2.8%
                                                                ------------                 ---
INDONESIA -- (0.6%)
    Other Securities........................                      20,939,175                 0.6%
                                                                ------------                 ---
IRELAND -- (0.5%)
    Other Securities........................                      18,938,285                 0.5%
                                                                ------------                 ---
ISRAEL -- (0.5%)
    Other Securities........................                      19,173,205                 0.5%
                                                                ------------                 ---
ITALY -- (2.1%)
    Enel SpA................................ 1,025,364             6,492,772                 0.2%
    Eni SpA.................................   378,555             6,451,008                 0.2%
    Other Securities........................                      66,079,696                 1.8%
                                                                ------------                 ---
TOTAL ITALY.................................                      79,023,476                 2.2%
                                                                ------------                 ---

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
JAPAN -- (15.6%)
    Honda Motor Co., Ltd....................   259,300          $  7,235,230                 0.2%
    SoftBank Group Corp.....................    97,372            10,324,482                 0.3%
    Toyota Motor Corp.......................   287,188            17,779,936                 0.5%
    Other Securities........................                     557,881,499                15.3%
                                                                ------------                ----
TOTAL JAPAN.................................                     593,221,147                16.3%
                                                                ------------                ----
MALAYSIA -- (0.6%)
    Other Securities........................                      22,311,895                 0.6%
                                                                ------------                ----
MEXICO -- (0.7%)
    Other Securities........................                      27,144,120                 0.8%
                                                                ------------                ----
NETHERLANDS -- (1.8%)
    Other Securities........................                      70,278,121                 1.9%
                                                                ------------                ----
NEW ZEALAND -- (0.3%)
    Other Securities........................                      11,709,084                 0.3%
                                                                ------------                ----
NORWAY -- (0.7%)
    Other Securities........................                      25,921,324                 0.7%
                                                                ------------                ----
PERU -- (0.0%)
    Other Securities........................                         516,631                 0.0%
                                                                ------------                ----
PHILIPPINES -- (0.3%)
    Other Securities........................                      10,771,560                 0.3%
                                                                ------------                ----
POLAND -- (0.3%)
    Other Securities........................                      11,909,148                 0.3%
                                                                ------------                ----
PORTUGAL -- (0.2%)
    Other Securities........................                       6,515,495                 0.2%
                                                                ------------                ----
RUSSIA -- (0.3%)
    Other Securities........................                      10,649,081                 0.3%
                                                                ------------                ----
SINGAPORE -- (0.7%)
    Other Securities........................                      27,881,229                 0.8%
                                                                ------------                ----
SOUTH AFRICA -- (1.8%)
    Other Securities........................                      69,152,041                 1.9%
                                                                ------------                ----
SOUTH KOREA -- (3.7%)
    Samsung Electronics Co., Ltd............   589,596            23,181,272                 0.7%
    SK Hynix, Inc...........................    96,784             6,549,448                 0.2%
    Other Securities........................                     110,792,141                 3.0%
                                                                ------------                ----
TOTAL SOUTH KOREA...........................                     140,522,861                 3.9%
                                                                ------------                ----
SPAIN -- (1.7%)
#   Banco Santander SA...................... 1,662,997             8,430,356                 0.2%
    Iberdrola S.A...........................   704,062             6,398,087                 0.2%
    Other Securities........................                      50,029,086                 1.4%
                                                                ------------                ----
TOTAL SPAIN.................................                      64,857,529                 1.8%
                                                                ------------                ----

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
SWEDEN -- (1.9%)
    Other Securities........................                   $   72,586,602                2.0%
                                                               --------------               ----
SWITZERLAND -- (4.3%)
    ABB, Ltd................................   294,037              6,047,962                0.2%
    Nestle SA...............................   222,893             21,459,604                0.6%
    Novartis AG.............................   132,989             10,897,127                0.3%
    Roche Holding AG........................    43,545             11,489,927                0.3%
    Other Securities........................                      113,772,128                3.1%
                                                               --------------               ----
TOTAL SWITZERLAND...........................                      163,666,748                4.5%
                                                               --------------               ----
TAIWAN -- (3.8%)
    Other Securities........................                      144,026,769                4.0%
                                                               --------------               ----
THAILAND -- (0.7%)
    Other Securities........................                       26,016,746                0.7%
                                                               --------------               ----
TURKEY -- (0.2%)
    Other Securities........................                        7,581,942                0.2%
                                                               --------------               ----
UNITED KINGDOM -- (11.1%)
    Anglo American P.L.C....................   412,690             10,709,181                0.3%
    BP P.L.C., Sponsored ADR................   472,008             20,640,910                0.6%
    British American Tobacco P.L.C..........   161,622              6,327,327                0.2%
    Glencore P.L.C.......................... 1,708,314              6,777,835                0.2%
#   HSBC Holdings P.L.C., Sponsored ADR.....   351,872             15,331,063                0.4%
    Legal & General Group P.L.C............. 1,662,435              6,045,494                0.2%
#   Rio Tinto P.L.C., Sponsored ADR.........   172,914             10,184,635                0.3%
    Royal Dutch Shell P.L.C., Sponsored
      ADR, Class A..........................   161,107             10,235,128                0.3%
    Royal Dutch Shell P.L.C., Sponsored
      ADR, Class B..........................   124,657              8,088,993                0.2%
    Vodafone Group P.L.C.................... 3,422,553              6,348,404                0.2%
    Other Securities........................                      320,769,591                8.7%
                                                               --------------               ----
TOTAL UNITED KINGDOM........................                      421,458,561               11.6%
                                                               --------------               ----
UNITED STATES -- (0.0%)
    Other Securities........................                        1,325,292                0.0%
                                                               --------------               ----
TOTAL COMMON STOCKS.........................                    3,573,190,562               98.5%
                                                               --------------               ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities........................                       16,537,223                0.5%
                                                               --------------               ----
CHILE -- (0.0%)
    Other Securities........................                          346,759                0.0%
                                                               --------------               ----
COLOMBIA -- (0.0%)
    Other Securities........................                          660,459                0.0%
                                                               --------------               ----
GERMANY -- (0.4%)
    Volkswagen AG...........................    43,057              7,517,842                0.2%
    Other Securities........................                        8,316,117                0.2%
                                                               --------------               ----
TOTAL GERMANY...............................                       15,833,959                0.4%
                                                               --------------               ----

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SOUTH KOREA -- (0.0%)
      Other Security..........................                    $       33,084                 0.0%
                                                                  --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                            20,289                 0.0%
                                                                  --------------               -----
TOTAL PREFERRED STOCKS........................                        33,431,773                 0.9%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                           218,100                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     3,606,840,435
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  The DFA Short Term Investment Fund...... 16,397,197            189,731,965                 5.2%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,595,775,532).......................                    $3,796,572,400               104.6%
                                                                  ==============               =====

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------
                                                             LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                           ------------ ------------ ------- ------------
Common Stocks
   Australia.............................................. $  1,053,786 $164,916,819   --    $165,970,605
   Austria................................................           --   16,228,525   --      16,228,525
   Belgium................................................      119,594   30,837,948   --      30,957,542
   Brazil.................................................   59,743,560           --   --      59,743,560
   Canada.................................................  232,989,193      250,982   --     233,240,175
   Chile..................................................   10,406,136           --   --      10,406,136
   China..................................................   31,483,117  266,753,907   --     298,237,024
   Colombia...............................................    3,434,489           --   --       3,434,489
   Czech Republic.........................................           --    1,852,898   --       1,852,898
   Denmark................................................      408,385   47,829,453   --      48,237,838
   Egypt..................................................       63,379      147,436   --         210,815
   Finland................................................      209,454   42,108,950   --      42,318,404
   France.................................................    1,309,553  214,049,495   --     215,359,048
   Germany................................................    1,677,961  189,415,265   --     191,093,226
   Greece.................................................           --      666,287   --         666,287
   Hong Kong..............................................       98,923   81,733,172   --      81,832,095
   Hungary................................................           --    3,593,032   --       3,593,032
   India..................................................    1,363,590  100,347,206   --     101,710,796
   Indonesia..............................................      160,500   20,778,675   --      20,939,175
   Ireland................................................    5,723,125   13,215,160   --      18,938,285
   Israel.................................................    1,025,326   18,147,879   --      19,173,205
   Italy..................................................       73,767   78,949,709   --      79,023,476
   Japan..................................................    2,929,046  590,292,101   --     593,221,147
   Malaysia...............................................           --   22,311,895   --      22,311,895
   Mexico.................................................   27,143,885          235   --      27,144,120
   Netherlands............................................    9,436,509   60,841,612   --      70,278,121
   New Zealand............................................           --   11,709,084   --      11,709,084
   Norway.................................................      267,420   25,653,904   --      25,921,324
   Peru...................................................      516,489          142   --         516,631

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
   Philippines.......................... $    169,925 $   10,601,635   --    $   10,771,560
   Poland...............................           --     11,909,148   --        11,909,148
   Portugal.............................           --      6,515,495   --         6,515,495
   Russia...............................    5,224,716      5,424,365   --        10,649,081
   Singapore............................           --     27,881,229   --        27,881,229
   South Africa.........................    4,831,627     64,320,414   --        69,152,041
   South Korea..........................    1,979,732    138,543,129   --       140,522,861
   Spain................................      381,240     64,476,289   --        64,857,529
   Sweden...............................      154,301     72,432,301   --        72,586,602
   Switzerland..........................    5,131,151    158,535,597   --       163,666,748
   Taiwan...............................    6,094,510    137,932,259   --       144,026,769
   Thailand.............................   26,014,291          2,455   --        26,016,746
   Turkey...............................       12,528      7,569,414   --         7,581,942
   United Kingdom.......................   97,449,017    324,009,544   --       421,458,561
   United States........................    1,325,165            127   --         1,325,292
Preferred Stocks
   Brazil...............................   16,537,223             --   --        16,537,223
   Chile................................      346,759             --   --           346,759
   Colombia.............................      660,459             --   --           660,459
   Germany..............................           --     15,833,959   --        15,833,959
   South Korea..........................           --         33,084   --            33,084
   United Kingdom.......................           --         20,289   --            20,289
Rights/Warrants
   Brazil...............................           --          1,259   --             1,259
   Canada...............................           --         16,967   --            16,967
   Hong Kong............................           --            306   --               306
   India................................           --        137,647   --           137,647
   Indonesia............................           --         14,958   --            14,958
   South Korea..........................           --         36,287   --            36,287
   Sweden...............................           --          4,444   --             4,444
   Switzerland..........................           --          6,232   --             6,232
Securities Lending Collateral...........           --    189,731,965   --       189,731,965
                                         ------------ --------------   --    --------------
TOTAL................................... $557,949,831 $3,238,622,569   --    $3,796,572,400
                                         ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc............................... 19,720,320 $479,400,982
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc............................... 22,601,745  300,151,179
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...............................  4,868,403  103,015,403
                                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
 (Cost $767,832,413).................................................            $882,567,564
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 2.370%
 (Cost $630,323).....................................................    630,323      630,323
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $768,462,736).................................................            $883,197,887
                                                                                 ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -----------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        ------------ ------- ------- ------------
Affiliated Investment Companies........................ $882,567,564   --      --    $882,567,564
Temporary Cash Investments.............................      630,323   --      --         630,323
                                                        ------------   --      --    ------------
TOTAL.................................................. $883,197,887   --      --    $883,197,887
                                                        ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                    SHARES      VALUE+
                                                                  ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc...........................  9,143,937 $204,732,749
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................... 10,278,887  136,503,620
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...........................  3,562,894   75,390,838
                                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $337,134,951)............................................            $416,627,207
                                                                             ============

As of April 30, 2019, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                 UNREALIZED
                                                                                  FOREIGN
                                                                                  EXCHANGE
                                                                    SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------   ------------------ ---------------------------- ---------- -------------
NOK    10,220,433   USD      1,176,629 Citibank, N.A.                05/02/19     $  8,012
USD     1,188,478   NOK     10,220,433 Citibank, N.A.                05/02/19        3,836
USD    19,949,333   GBP     15,262,707 State Street Bank and Trust   05/09/19       39,280
USD     3,358,486   SEK     31,046,986 Citibank, N.A.                05/13/19       86,695
USD     7,203,382   CHF      7,189,819 State Street Bank and Trust   05/13/19      140,362
USD    13,859,230   HKD    108,641,115 State Street Bank and Trust   05/17/19        7,465
USD    34,438,858   EUR     30,561,928 State Street Bank and Trust   05/24/19       98,170
USD     1,270,456   SGD      1,718,856 Citibank, N.A.                06/04/19        6,013
USD       550,418   NZD        801,731 Citibank, N.A.                06/19/19       14,475
USD     7,596,960   AUD     10,708,124 Citibank, N.A.                06/21/19       39,254
USD     7,373,764   CAD      9,801,730 JP Morgan                     07/08/19       44,820
USD    27,687,554   JPY  3,064,591,116 Citibank, N.A.                07/08/19       25,971
                                                                                  --------
TOTAL APPRECIATION                                                                $514,353

USD       812,501   ILS      2,946,217 Bank of America Corp.         05/14/19     $ (6,984)
USD     2,150,010   DKK     14,359,041 Citibank, N.A.                06/03/19      (13,575)
USD     1,186,496   NOK     10,291,543 Citibank, N.A.                06/06/19       (8,041)
                                                                                  --------
TOTAL (DEPRECIATION)                                                              $(28,600)
                                                                                  --------
TOTAL APPRECIATION
(DEPRECIATION)                                                                    $485,753
                                                                                  ========

As of April 30, 2019, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                    UNREALIZED
                                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                          --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index............    87      06/21/19  $12,066,913 $12,825,975    $759,062
                                                          ----------- -----------    --------
TOTAL FUTURES CONTRACTS.............                      $12,066,913 $12,825,975    $759,062
                                                          =========== ===========    ========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------
                                           LEVEL 1    LEVEL 2  LEVEL 3    TOTAL
                                         ------------ -------- ------- ------------
Affiliated Investment Companies......... $416,627,207       --   --    $416,627,207
Forward Currency Contracts**............           -- $485,753   --         485,753
Futures Contracts**.....................      759,062       --   --         759,062
                                         ------------ --------   --    ------------
TOTAL................................... $417,386,269 $485,753   --    $417,872,022
                                         ============ ========   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company......................... $6,098,526,672
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $6,098,526,672
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company......................... $7,022,074,961
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $7,022,074,961
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $18,498,093,245
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $18,498,093,245
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                PERCENTAGE
                                                    SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ----------- ------------------------------- ---------------
COMMON STOCKS -- (95.7%)
BRAZIL -- (7.1%)
    Ambev SA, ADR................................  15,156,098         $   71,385,222                0.3%
    Banco Bradesco SA, ADR.......................  12,110,773            109,723,606                0.4%
    Lojas Renner SA..............................   5,227,997             62,505,037                0.2%
    Petroleo Brasileiro SA.......................  17,214,592            131,531,758                0.5%
    Vale SA......................................  19,234,312            245,757,324                0.9%
    Other Securities.............................                      1,469,084,791                4.9%
                                                                      --------------               ----
TOTAL BRAZIL.....................................                      2,089,987,738                7.2%
                                                                      --------------               ----
CHILE -- (1.2%)
    Other Securities.............................                        356,491,668                1.2%
                                                                      --------------               ----
CHINA -- (17.7%)
*   Alibaba Group Holding, Ltd., Sponsored ADR...   1,510,117            280,232,412                1.0%
    China Construction Bank Corp., Class H....... 226,157,302            199,372,416                0.7%
    China Mobile, Ltd............................  13,173,000            125,688,886                0.4%
    China Mobile, Ltd., Sponsored ADR............   1,997,961             95,242,801                0.3%
    China Overseas Land & Investment, Ltd........  18,806,033             70,459,660                0.3%
    China Resources Land, Ltd....................  13,684,610             59,598,620                0.2%
    CNOOC, Ltd...................................  43,446,000             78,912,425                0.3%
    Country Garden Holdings Co., Ltd.............  37,392,660             60,256,645                0.2%
    Industrial & Commercial Bank of China, Ltd.,
      Class H.................................... 149,722,725            112,615,411                0.4%
    NetEase, Inc., ADR...........................     270,176             76,873,177                0.3%
    Ping An Insurance Group Co. of China, Ltd.,
      Class H....................................  17,734,000            214,663,987                0.8%
    Sunac China Holdings, Ltd....................  12,410,000             63,956,183                0.2%
    Tencent Holdings, Ltd........................  10,834,800            534,021,752                1.9%
    Other Securities.............................                      3,219,509,316               10.9%
                                                                      --------------               ----
TOTAL CHINA......................................                      5,191,403,691               17.9%
                                                                      --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.............................                        108,191,436                0.4%
                                                                      --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Securities.............................                         45,615,629                0.2%
                                                                      --------------               ----
EGYPT -- (0.1%)
    Other Securities.............................                         18,427,956                0.1%
                                                                      --------------               ----
GREECE -- (0.2%)
    Other Securities.............................                         65,058,032                0.2%
                                                                      --------------               ----
HONG KONG -- (0.0%)
    Other Securities.............................                          3,312,963                0.0%
                                                                      --------------               ----
HUNGARY -- (0.4%)
    Other Securities.............................                        121,380,233                0.4%
                                                                      --------------               ----
INDIA -- (12.5%)
    HCL Technologies, Ltd........................   3,553,227             60,303,307                0.2%
    HDFC Bank, Ltd...............................   2,994,559             99,546,222                0.4%
    Housing Development Finance Corp., Ltd.......   3,498,747            100,400,284                0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                     PERCENTAGE
                                                         SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       ----------- ------------------------------- ---------------
INDIA -- (Continued)
    Infosys, Ltd......................................  12,734,298         $  136,704,354                0.5%
#   Infosys, Ltd., Sponsored ADR......................   7,416,008             79,796,246                0.3%
    Reliance Industries, Ltd..........................  10,635,522            213,012,886                0.8%
    Tata Consultancy Services, Ltd....................   3,896,968            126,439,039                0.5%
    Other Securities..................................                      2,847,339,560                9.5%
                                                                           --------------               ----
TOTAL INDIA...........................................                      3,663,541,898               12.6%
                                                                           --------------               ----
INDONESIA -- (2.8%)
    Bank Rakyat Indonesia Persero Tbk PT.............. 281,291,900             86,484,631                0.3%
    Other Securities..................................                        725,236,236                2.5%
                                                                           --------------               ----
TOTAL INDONESIA.......................................                        811,720,867                2.8%
                                                                           --------------               ----
MALAYSIA -- (2.9%)
    Public Bank Bhd...................................  11,077,811             60,306,925                0.2%
    Other Securities..................................                        789,597,424                2.7%
                                                                           --------------               ----
TOTAL MALAYSIA........................................                        849,904,349                2.9%
                                                                           --------------               ----
MEXICO -- (3.1%)
#   Grupo Financiero Banorte S.A.B. de C.V............  11,439,072             72,480,187                0.3%
#   Grupo Mexico S.A.B. de C.V., Series B.............  24,442,328             71,749,841                0.3%
    Other Securities..................................                        753,283,040                2.5%
                                                                           --------------               ----
TOTAL MEXICO..........................................                        897,513,068                3.1%
                                                                           --------------               ----
PERU -- (0.1%)
    Other Securities..................................                         41,950,684                0.2%
                                                                           --------------               ----
PHILIPPINES -- (1.2%)
    Other Securities..................................                        353,647,363                1.2%
                                                                           --------------               ----
POLAND -- (1.4%)
    Other Securities..................................                        414,399,091                1.4%
                                                                           --------------               ----
RUSSIA -- (1.5%)
    Other Securities..................................                        445,928,289                1.5%
                                                                           --------------               ----
SINGAPORE -- (0.0%)
    Other Security....................................                            140,464                0.0%
                                                                           --------------               ----
SOUTH AFRICA -- (6.9%)
    Absa Group, Ltd...................................   6,582,879             75,832,611                0.3%
    FirstRand, Ltd....................................  23,983,632            114,138,966                0.4%
#   MTN Group, Ltd....................................  15,515,059            112,408,584                0.4%
    Naspers, Ltd., Class N............................     671,488            172,740,493                0.6%
    Sanlam, Ltd.......................................  12,724,133             68,132,425                0.2%
#   Sasol, Ltd........................................   1,932,095             64,099,996                0.2%
    Standard Bank Group, Ltd..........................   8,843,736            123,510,283                0.4%
    Other Securities..................................                      1,299,021,116                4.5%
                                                                           --------------               ----
TOTAL SOUTH AFRICA....................................                      2,029,884,474                7.0%
                                                                           --------------               ----
SOUTH KOREA -- (16.0%)
    LG Chem, Ltd......................................     230,246             71,423,112                0.3%
    LG Electronics, Inc...............................   1,041,982             67,699,706                0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
SOUTH KOREA -- (Continued)
#     Samsung Electronics Co., Ltd........................... 27,785,408         $ 1,092,444,830                3.8%
      SK Hynix, Inc..........................................  3,409,628             230,732,158                0.8%
      Other Securities.......................................                      3,223,842,624               11.0%
                                                                                 ---------------              -----
TOTAL SOUTH KOREA............................................                      4,686,142,430               16.2%
                                                                                 ---------------              -----
TAIWAN -- (15.8%)
      Hon Hai Precision Industry Co., Ltd.................... 35,204,403              99,111,950                0.4%
      Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652             345,476,942                1.2%
      Taiwan Semiconductor Manufacturing Co., Ltd.,
        Sponsored ADR........................................ 10,778,196             472,300,549                1.7%
      Other Securities.......................................                      3,711,113,152               12.7%
                                                                                 ---------------              -----
TOTAL TAIWAN.................................................                      4,628,002,593               16.0%
                                                                                 ---------------              -----
THAILAND -- (3.3%)
      PTT PCL................................................ 72,022,800             109,980,000                0.4%
      Other Securities.......................................                        859,270,765                2.9%
                                                                                 ---------------              -----
TOTAL THAILAND...............................................                        969,250,765                3.3%
                                                                                 ---------------              -----
TURKEY -- (0.9%)
      Other Securities.......................................                        274,213,109                1.0%
                                                                                 ---------------              -----
TOTAL COMMON STOCKS..........................................                     28,066,108,790               96.8%
                                                                                 ---------------              -----
PREFERRED STOCKS -- (2.1%)
BRAZIL -- (2.0%)
      Banco Bradesco SA......................................  7,287,556              66,127,169                0.2%
      Itau Unibanco Holding SA............................... 16,854,817             145,417,985                0.5%
      Petroleo Brasileiro SA................................. 24,466,728             169,159,929                0.6%
      Other Securities.......................................                        196,559,450                0.7%
                                                                                 ---------------              -----
TOTAL BRAZIL.................................................                        577,264,533                2.0%
                                                                                 ---------------              -----
CHILE -- (0.0%)
      Other Securities.......................................                          8,489,165                0.0%
                                                                                 ---------------              -----
COLOMBIA -- (0.1%)
      Other Securities.......................................                         20,298,523                0.1%
                                                                                 ---------------              -----
SOUTH KOREA -- (0.0%)
      Other Security.........................................                            694,794                0.0%
                                                                                 ---------------              -----
TOTAL PREFERRED STOCKS.......................................                        606,747,015                2.1%
                                                                                 ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.......................................                          5,255,525                0.0%
                                                                                 ---------------              -----
TOTAL INVESTMENT SECURITIES..................................                     28,678,111,330
                                                                                 ---------------

                                                                                     VALUE+
                                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S)  The DFA Short Term Investment Fund..................... 55,974,340             647,679,091                2.2%
                                                                                 ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $25,447,581,911)...................................                      $29,325,790,421              101.1%
                                                                                 ===============              =====

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2019, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).....     650    06/21/19  $ 33,804,530 $ 35,106,500  $ 1,301,970
S&P 500(R) Emini Index.............   1,465    06/21/19   204,127,507  215,977,625   11,850,118
                                                         ------------ ------------  -----------
TOTAL FUTURES CONTRACTS............                      $237,932,037 $251,084,125  $13,152,088
                                                         ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
Common Stocks
   Brazil............................... $2,084,980,898 $    5,006,840   --    $2,089,987,738
   Chile................................    356,491,668             --   --       356,491,668
   China................................    909,849,945  4,281,553,746   --     5,191,403,691
   Colombia.............................    108,191,436             --   --       108,191,436
   Czech Republic.......................             --     45,615,629   --        45,615,629
   Egypt................................      1,613,440     16,814,516   --        18,427,956
   Greece...............................             --     65,058,032   --        65,058,032
   Hong Kong............................         12,747      3,300,216   --         3,312,963
   Hungary..............................        274,080    121,106,153   --       121,380,233
   India................................    151,687,990  3,511,853,908   --     3,663,541,898
   Indonesia............................     25,590,113    786,130,754   --       811,720,867
   Malaysia.............................             --    849,904,349   --       849,904,349
   Mexico...............................    897,487,028         26,040   --       897,513,068
   Peru.................................     41,948,389          2,295   --        41,950,684
   Philippines..........................      6,547,479    347,099,884   --       353,647,363
   Poland...............................             --    414,399,091   --       414,399,091
   Russia...............................    129,664,449    316,263,840   --       445,928,289
   Singapore............................             --        140,464   --           140,464
   South Africa.........................    146,184,465  1,883,700,009   --     2,029,884,474
   South Korea..........................    112,121,840  4,574,020,590   --     4,686,142,430
   Taiwan...............................    498,944,105  4,129,058,488   --     4,628,002,593
   Thailand.............................    968,994,179        256,586   --       969,250,765
   Turkey...............................      1,521,771    272,691,338   --       274,213,109
Preferred Stocks
   Brazil...............................    577,264,533             --   --       577,264,533
   Chile................................      8,489,165             --   --         8,489,165
   Colombia.............................     20,298,523             --   --        20,298,523
   South Korea..........................             --        694,794   --           694,794
Rights/Warrants
   Brazil...............................             --         11,091   --            11,091
   Hong Kong............................             --          4,145   --             4,145
   India................................             --      4,339,004   --         4,339,004
   Indonesia............................             --        257,235   --           257,235
   South Korea..........................             --        644,050   --           644,050

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------------
                                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                              -------------- --------------- ------- ---------------
Securities Lending Collateral................             -- $   647,679,091   --    $   647,679,091
Futures Contracts**.......................... $   13,152,088              --   --         13,152,088
                                              -------------- ---------------   --    ---------------
TOTAL........................................ $7,061,310,331 $22,277,632,178   --    $29,338,942,509
                                              ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   EMERGING MARKETS TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                            PERCENTAGE
                                                  SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ------- ------------------------------- ---------------
COMMON STOCKS -- (98.1%)
BRAZIL -- (7.5%)
    CCR SA....................................... 137,800           $   410,824                 0.4%
    Cia Brasileira de Distribuicao...............  18,959               465,633                 0.4%
    Cielo SA..................................... 190,700               373,512                 0.3%
    Cosan SA.....................................  30,138               360,248                 0.3%
    Embraer SA...................................  74,866               374,989                 0.3%
    Gerdau SA, Sponsored ADR..................... 121,953               436,592                 0.4%
    Hypera SA....................................  65,100               466,198                 0.4%
    Kroton Educacional SA........................ 270,317               672,156                 0.6%
    Sul America SA...............................  54,300               432,062                 0.4%
    Other Securities.............................                     4,775,695                 4.0%
                                                                    -----------                ----
TOTAL BRAZIL.....................................                     8,767,909                 7.5%
                                                                    -----------                ----
CHILE -- (1.0%)
    Other Securities.............................                     1,179,562                 1.0%
                                                                    -----------                ----
CHINA -- (17.3%)
    Beijing Enterprises Water Group, Ltd......... 622,000               385,947                 0.3%
    China Jinmao Holdings Group, Ltd............. 604,000               391,616                 0.3%
    China National Building Material Co., Ltd.,
      Class H.................................... 444,000               413,238                 0.4%
    Kunlun Energy Co., Ltd....................... 372,000               393,486                 0.3%
#*  Semiconductor Manufacturing International
      Corp....................................... 345,500               369,930                 0.3%
    Shimao Property Holdings, Ltd................ 133,000               405,384                 0.4%
*   Vipshop Holdings, Ltd., ADR..................  53,520               460,807                 0.4%
*   YY, Inc., ADR................................   5,207               440,564                 0.4%
    Other Securities.............................                    17,132,798                14.5%
                                                                    -----------                ----
TOTAL CHINA......................................                    20,393,770                17.3%
                                                                    -----------                ----
COLOMBIA -- (0.4%)
    Other Securities.............................                       461,529                 0.4%
                                                                    -----------                ----
GREECE -- (0.3%)
    Other Securities.............................                       293,410                 0.2%
                                                                    -----------                ----
INDIA -- (11.7%)
    Indiabulls Housing Finance, Ltd..............  34,384               341,799                 0.3%
    LIC Housing Finance, Ltd.....................  50,638               361,499                 0.3%
    Lupin, Ltd...................................  30,254               378,981                 0.3%
    Shriram Transport Finance Co., Ltd...........  25,076               400,206                 0.4%
    Other Securities.............................                    12,321,030                10.4%
                                                                    -----------                ----
TOTAL INDIA......................................                    13,803,515                11.7%
                                                                    -----------                ----
INDONESIA -- (2.9%)
    Other Securities.............................                     3,456,579                 2.9%
                                                                    -----------                ----
MALAYSIA -- (3.1%)
    Other Securities.............................                     3,614,985                 3.1%
                                                                    -----------                ----
MEXICO -- (3.5%)
    Alfa S.A.B. de C.V., Class A................. 476,555               480,131                 0.4%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                              PERCENTAGE
                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  --------- ------------------------------- ---------------
MEXICO -- (Continued)
*   Cemex S.A.B. de C.V.......................... 1,515,619           $   701,936                 0.6%
    Other Securities.............................                       2,965,391                 2.5%
                                                                      -----------                ----
TOTAL MEXICO.....................................                       4,147,458                 3.5%
                                                                      -----------                ----
PHILIPPINES -- (1.4%)
    Other Securities.............................                       1,594,988                 1.4%
                                                                      -----------                ----
POLAND -- (1.7%)
    Other Securities.............................                       1,988,757                 1.7%
                                                                      -----------                ----
RUSSIA -- (1.0%)
    Other Securities.............................                       1,190,475                 1.0%
                                                                      -----------                ----
SOUTH AFRICA -- (6.7%)
    African Rainbow Minerals, Ltd................    29,837               355,415                 0.3%
    Bidvest Group, Ltd. (The)....................    29,884               454,539                 0.4%
    Exxaro Resources, Ltd........................    43,210               494,461                 0.4%
    Gold Fields, Ltd., Sponsored ADR.............    91,296               342,360                 0.3%
*   Impala Platinum Holdings, Ltd................   106,402               427,916                 0.4%
    Sappi, Ltd...................................    74,610               356,268                 0.3%
    Telkom SA SOC, Ltd...........................    61,152               363,962                 0.3%
    Other Securities.............................                       5,099,648                 4.3%
                                                                      -----------                ----
TOTAL SOUTH AFRICA...............................                       7,894,569                 6.7%
                                                                      -----------                ----
SOUTH KOREA -- (17.1%)
    Daelim Industrial Co., Ltd...................     4,669               387,409                 0.3%
    DB Insurance Co., Ltd........................     8,076               473,132                 0.4%
    E-MART, Inc..................................     3,458               509,993                 0.4%
    GS Engineering & Construction Corp...........     9,935               345,671                 0.3%
    GS Holdings Corp.............................     8,154               363,382                 0.3%
    Hyundai Glovis Co., Ltd......................     2,953               403,968                 0.4%
    Korea Investment Holdings Co., Ltd...........     7,037               413,110                 0.4%
    Mirae Asset Daewoo Co., Ltd..................    64,437               431,237                 0.4%
*   Samsung Heavy Industries Co., Ltd............    71,715               505,815                 0.4%
    Shinsegae, Inc...............................     1,260               367,164                 0.3%
    Other Securities.............................                      15,874,933                13.5%
                                                                      -----------                ----
TOTAL SOUTH KOREA................................                      20,075,814                17.1%
                                                                      -----------                ----
TAIWAN -- (17.9%)
    Acer, Inc....................................   550,000               373,862                 0.3%
    Compal Electronics, Inc......................   690,000               446,025                 0.4%
    Foxconn Technology Co., Ltd..................   154,000               345,502                 0.3%
    Innolux Corp................................. 1,416,000               454,370                 0.4%
    Lite-On Technology Corp......................   333,000               469,849                 0.4%
    Pou Chen Corp................................   309,000               375,913                 0.3%
    Wistron Corp.................................   490,000               406,783                 0.4%
    Other Securities.............................                      18,173,934                15.4%
                                                                      -----------                ----
TOTAL TAIWAN.....................................                      21,046,238                17.9%
                                                                      -----------                ----
THAILAND -- (3.6%)
    Other Securities.............................                       4,287,011                 3.6%
                                                                      -----------                ----

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                      PERCENTAGE
                                             SHARES VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------ ------------------------------- ---------------
TURKEY -- (1.0%)
      Other Securities......................                 $  1,129,948                  1.0%
                                                             ------------                -----
TOTAL COMMON STOCKS.........................                  115,326,517                 98.0%
                                                             ------------                -----
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.3%)
      Other Securities......................                    1,531,123                  1.3%
                                                             ------------                -----
COLOMBIA -- (0.0%)
      Other Security........................                       31,311                  0.1%
                                                             ------------                -----
SOUTH KOREA -- (0.0%)
      Other Security........................                        8,914                  0.0%
                                                             ------------                -----
TOTAL PREFERRED STOCKS......................                    1,571,348                  1.4%
                                                             ------------                -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities......................                       10,342                  0.0%
                                                             ------------                -----
TOTAL INVESTMENT SECURITIES.................                  116,908,207
                                                             ------------

                                                                VALUE+
                                                    -------------------------------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)  The DFA Short Term Investment Fund.... 62,928               728,139                  0.6%
                                                             ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $109,705,747).....................                   $117,636,346                100.0%
                                                             ============                =====

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------
                                               LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                              ---------- ----------- ------- -----------
Common Stocks
   Brazil.................................... $8,767,909          --   --    $ 8,767,909
   Chile.....................................  1,179,562          --   --      1,179,562
   China.....................................  1,631,838 $18,761,932   --     20,393,770
   Colombia..................................    461,529          --   --        461,529
   Greece....................................         --     293,410   --        293,410
   India.....................................    111,201  13,692,314   --     13,803,515
   Indonesia.................................         --   3,456,579   --      3,456,579
   Malaysia..................................         --   3,614,985   --      3,614,985
   Mexico....................................  4,147,458          --   --      4,147,458
   Philippines...............................         --   1,594,988   --      1,594,988
   Poland....................................         --   1,988,757   --      1,988,757
   Russia....................................  1,040,439     150,036   --      1,190,475
   South Africa..............................    634,932   7,259,637   --      7,894,569
   South Korea...............................         --  20,075,814   --     20,075,814
   Taiwan....................................         --  21,046,238   --     21,046,238
   Thailand..................................  4,287,011          --   --      4,287,011
   Turkey....................................         --   1,129,948   --      1,129,948
Preferred Stocks
   Brazil....................................  1,531,123          --   --      1,531,123
   Colombia..................................     31,311          --   --         31,311
   South Korea...............................         --       8,914   --          8,914

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------
                                                LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                              ----------- ----------- ------- ------------
Rights/Warrants
   Brazil....................................          -- $       510   --    $        510
   South Korea...............................          --       9,832   --           9,832
Securities Lending Collateral................          --     728,139   --         728,139
                                              ----------- -----------   --    ------------
TOTAL........................................ $23,824,313 $93,812,033   --    $117,636,346
                                              =========== ===========   ==    ============

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                ENHANCED U.S.
                                                                    LARGE      U.S. LARGE CAP
                                                                   COMPANY         EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                                 PORTFOLIO*      PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                                -------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value........             --             -- $   26,219,622               --
Investments at Value (including $2,365, $53,179, $0 and
  $1,738,164 of securities on loan, respectively).............. $      337,887 $    1,656,313             --   $   11,108,891
Temporary Cash Investments at Value & Cost.....................             --         15,733             --          102,616
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $2,418, $41,104, $0 and
  $1,100,205)..................................................          2,418         41,108             --        1,100,319
Segregated Cash for Futures Contracts..........................         14,805             --             --            3,503
Foreign Currencies at Value....................................             48             --             --               --
Cash...........................................................          6,277             --             --               --
Receivables:
   Investment Securities Sold..................................             --             --             --            7,395
   Dividends and Interest......................................          2,366          1,348             --            4,496
   Securities Lending Income...................................             --              8             --              328
   Fund Shares Sold............................................             50            571         16,548            5,975
   Futures Margin Variation....................................             --             --             --              155
Unrealized Gain on Forward Currency Contracts..................            494             --             --               --
Prepaid Expenses and Other Assets..............................             19             35            211              128
                                                                -------------- -------------- --------------   --------------
       Total Assets............................................        364,364      1,715,116     26,236,381       12,333,806
                                                                -------------- -------------- --------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................          2,417         41,108             --        1,100,320
   Investment Securities Purchased.............................            566         12,494             --               --
   Fund Shares Redeemed........................................            583          6,444         14,902           12,770
   Due to Advisor..............................................             28            199          3,202            3,197
   Futures Margin Variation....................................         14,146             --             --               --
Unrealized Loss on Forward Currency Contracts..................             72             --             --               --
Accrued Expenses and Other Liabilities.........................             58            130            739            1,043
                                                                -------------- -------------- --------------   --------------
       Total Liabilities.......................................         17,870         60,375         18,843        1,117,330
                                                                -------------- -------------- --------------   --------------
NET ASSETS..................................................... $      346,494 $    1,654,741 $   26,217,538   $   11,216,476
                                                                ============== ============== ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
  $52,278 and shares outstanding of 0, 0, 0 and 2,251,507,
  respectively.................................................            N/A            N/A            N/A   $        23.22
                                                                ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED....................................            N/A            N/A            N/A      200,000,000
                                                                ============== ============== ==============   ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
  $90,324 and shares outstanding of 0, 0, 0 and 3,910,792,
  respectively.................................................            N/A            N/A            N/A   $        23.10
                                                                ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED....................................            N/A            N/A            N/A      200,000,000
                                                                ============== ============== ==============   ==============
Institutional Class Shares -- based on net assets of $346,494;
  $1,654,741; $26,217,538 and $11,073,874 and shares
  outstanding of 25,577,406, 91,045,611, 715,380,767 and
  476,750,117, respectively.................................... $        13.55 $        18.17 $        36.65   $        23.23
                                                                ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED....................................  1,000,000,000  1,000,000,000  4,000,000,000    1,500,000,000
                                                                ============== ============== ==============   ==============
Investments at Cost............................................ $      340,033 $    1,213,307            N/A   $    9,447,741
                                                                ============== ============== ==============   ==============
Foreign Currencies at Cost..................................... $           48 $           -- $           --   $           --
                                                                ============== ============== ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $      319,951 $    1,219,426 $   19,260,141   $    9,359,428
Total Distributable Earnings (Loss)............................         26,543        435,315      6,957,397        1,857,048
                                                                -------------- -------------- --------------   --------------
NET ASSETS..................................................... $      346,494 $    1,654,741 $   26,217,538   $   11,216,476
                                                                ============== ============== ==============   ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                U.S. CORE      U.S. CORE     U.S. VECTOR
                                                              U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                             VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                             ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,421,472, $2,422,534,
  $2,921,133 and $572,291 of securities on loan,
  respectively).............................................  $   14,717,291  $   25,935,149 $   27,096,085 $    4,691,030
Temporary Cash Investments at Value & Cost..................         147,569         231,478        242,131         41,201
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $1,500,948, $1,637,736,
  $1,909,704 and $379,520)..................................       1,501,100       1,637,862      1,909,858        379,561
Segregated Cash for Futures Contracts.......................           5,437           9,406          9,985          1,638
Receivables:
   Investment Securities Sold...............................          22,742             349            128            167
   Dividends and Interest...................................           4,901          18,836         20,001          2,938
   Securities Lending Income................................             420             481            617            153
   Fund Shares Sold.........................................           9,139          17,994         17,694          2,548
   Futures Margin Variation.................................             242             418            444             73
Prepaid Expenses and Other Assets...........................             188             267            287             47
                                                              --------------  -------------- -------------- --------------
       Total Assets.........................................      16,409,029      27,852,240     29,297,230      5,119,356
                                                              --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................       1,501,011       1,637,853      1,909,764        379,564
   Investment Securities Purchased..........................          12,616           2,070          2,540             --
   Fund Shares Redeemed.....................................           8,582          17,268         40,175          3,067
   Due to Advisor...........................................           6,079           3,605          4,431          1,154
Accrued Expenses and Other Liabilities......................           1,545           1,714          1,931            464
                                                              --------------  -------------- -------------- --------------
       Total Liabilities....................................       1,529,833       1,662,510      1,958,841        384,249
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,879,196  $   26,189,730 $   27,338,389 $    4,735,107
                                                              ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $14,879,196; $26,189,730; $27,338,389 and $4,735,107 and
  shares outstanding of 428,374,034, 1,077,497,854,
  1,221,272,283 and 251,955,154, respectively...............  $        34.73  $        24.31 $        22.39 $        18.79
                                                              ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                              ==============  ============== ============== ==============
Investments at Cost.........................................  $   11,960,493  $   16,718,714 $   17,386,975 $    3,075,789
                                                              ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   11,536,839  $   16,754,211 $   17,379,056 $    3,047,362
Total Distributable Earnings (Loss).........................       3,342,357       9,435,519      9,959,333      1,687,745
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,879,196  $   26,189,730 $   27,338,389 $    4,735,107
                                                              ==============  ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                   U.S. HIGH      DFA REAL
                                                                                   RELATIVE        ESTATE       LARGE CAP
                                                   U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY   SECURITIES   INTERNATIONAL
                                                     PORTFOLIO*     PORTFOLIO*    PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                   -------------- -------------- ------------- -------------- --------------
ASSETS:
Investments at Value (including $4,164,293,
  $1,130,032, $24,957, $460,892 and $336,826 of
  securities on loan, respectively)............... $   17,892,526 $    6,577,940 $  1,153,343  $    9,398,534 $    5,164,643
Temporary Cash Investments at Value & Cost........        164,504         61,420        7,127          79,805             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of
  $2,779,927, $797,535, $11,583, $306,904 and
  $329,239).......................................      2,780,163        797,616       11,584         306,926        329,248
Segregated Cash for Futures Contracts.............          6,942          2,476           --           3,263          1,976
Foreign Currencies at Value.......................             --             --           --              --         16,348
Cash..............................................             --             --           --              --         40,805
Receivables:
   Investment Securities Sold.....................         19,107          4,711           --              --          1,019
   Dividends and Interest.........................          4,177          2,086        1,091           5,324         26,402
   Securities Lending Income......................          1,168            455            4              64            374
   Fund Shares Sold...............................          9,311          3,987        2,897           7,239          2,518
   Futures Margin Variation.......................            308            110           --             145             73
Unrealized Gain on Foreign Currency Contracts.....             --             --           --              --              7
Prepaid Expenses and Other Assets.................            140             86          105              76             57
                                                   -------------- -------------- ------------  -------------- --------------
       Total Assets...............................     20,878,346      7,450,887    1,176,151       9,801,376      5,583,470
                                                   -------------- -------------- ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............      2,780,278        797,576       11,587         306,998        329,214
   Investment Securities Purchased................         14,836          7,551        4,422              --          5,139
   Fund Shares Redeemed...........................         23,563          3,357          385           8,014          3,521
   Due to Advisor.................................          5,143          2,703          186           1,175            854
Unrealized Loss on Foreign Currency Contracts.....             --             --           --              --              1
Accrued Expenses and Other Liabilities............          1,566            692           39             838            520
                                                   -------------- -------------- ------------  -------------- --------------
       Total Liabilities..........................      2,825,386        811,879       16,619         317,025        339,249
                                                   -------------- -------------- ------------  -------------- --------------
NET ASSETS........................................ $   18,052,960 $    6,639,008 $  1,159,532  $    9,484,351 $    5,244,221
                                                   ============== ============== ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $18,052,960; $6,639,008; $1,159,532;
  $9,484,351 and $5,244,221 and shares
  outstanding of 518,965,542, 311,711,208,
  89,156,369, 249,753,857 and 231,022,099,
  respectively                                     $        34.79 $        21.30 $      13.01  $        37.97 $        22.70
                                                   ============== ============== ============  ============== ==============
NUMBER OF SHARES AUTHORIZED.......................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000  1,500,000,000
                                                   ============== ============== ============  ============== ==============
Investments at Cost............................... $   13,906,356 $    4,527,481 $  1,038,064  $    6,406,672 $    4,438,799
                                                   ============== ============== ============  ============== ==============
Foreign Currencies at Cost........................ $           -- $           -- $         --  $           -- $       16,410
                                                   ============== ============== ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   13,773,861 $    4,364,172 $  1,048,822  $    6,544,286 $    4,577,423
Total Distributable Earnings (Loss)...............      4,279,099      2,274,836      110,710       2,940,065        666,798
                                                   -------------- -------------- ------------  -------------- --------------
NET ASSETS........................................ $   18,052,960 $    6,639,008 $  1,159,532  $    9,484,351 $    5,244,221
                                                   ============== ============== ============  ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                               INTERNATIONAL                  ASIA PACIFIC
                                                   INTERNATIONAL  GLOBAL SMALL     SMALL      JAPANESE SMALL     SMALL
                                                    CORE EQUITY     COMPANY       COMPANY        COMPANY        COMPANY
                                                    PORTFOLIO*     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                   -------------- ------------ -------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value...........................................             -- $     35,736 $   12,555,008 $      591,607 $      378,521
Investments at Value (including $2,389,399, $0,
  $0, $0 and $0 of securities on loan,
  respectively)................................... $   29,428,257           --             --             --             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of
  $2,082,136, $0, $0, $0 and $0)..................      2,082,255           --             --             --             --
Segregated Cash for Futures Contracts.............         10,868           --          1,732             --             --
Foreign Currencies at Value.......................         74,808           --             --             --             --
Cash..............................................        274,465           53         70,644             --             --
Receivables:
   Investment Securities Sold.....................         11,712           --             --             --             --
   Dividends, Interest and Tax Reclaims...........        153,723           --             --             --             --
   Securities Lending Income......................          3,957           --             --             --             --
   Fund Shares Sold...............................         23,011            9          7,999             10             --
   Futures Margin Variation.......................            483           --             77             --             --
Unrealized Gain on Foreign Currency Contracts.....             43           --             --             --             --
Prepaid Expenses and Other Assets.................            351           12            127             15             13
                                                   -------------- ------------ -------------- -------------- --------------
       Total Assets...............................     32,063,933       35,810     12,635,587        591,632        378,534
                                                   -------------- ------------ -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............      2,082,182           --             --             --             --
   Investment Securities Purchased................         54,613           --             --             --             --
   Fund Shares Redeemed...........................         27,631           28          7,427            153              2
   Due to Advisor.................................          6,421           --          4,158            193            124
Unrealized Loss on Foreign Currency Contracts.....              7           --             --             --             --
Accrued Expenses and Other Liabilities............          2,670           12            552             27             20
                                                   -------------- ------------ -------------- -------------- --------------
       Total Liabilities..........................      2,173,524           40         12,137            373            146
                                                   -------------- ------------ -------------- -------------- --------------
NET ASSETS........................................ $   29,890,409 $     35,770 $   12,623,450 $      591,259 $      378,388
                                                   ============== ============ ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $29,890,409; $35,770; $12,623,450; $591,259
  and $378,388 and shares outstanding of
  2,251,509,152, 3,200,168, 696,678,668,
  25,110,875 and 17,150,056, respectively......... $        13.28 $      11.18 $        18.12 $        23.55 $        22.06
                                                   ============== ============ ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.......................  7,000,000,000  100,000,000  3,000,000,000  1,000,000,000  1,000,000,000
                                                   ============== ============ ============== ============== ==============
Investments in Affiliated Investment Companies at
  Cost............................................ $           -- $     36,302            N/A            N/A            N/A
                                                   ============== ============ ============== ============== ==============
Investments at Cost............................... $   26,683,815          N/A            N/A            N/A            N/A
                                                   ============== ============ ============== ============== ==============
Foreign Currencies at Cost........................ $       75,080 $         -- $           -- $           -- $           --
                                                   ============== ============ ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   27,387,527 $     35,511 $   11,559,420 $      547,314 $      392,901
Total Distributable Earnings (Loss)...............      2,502,882          259      1,064,030         43,945        (14,513)
                                                   -------------- ------------ -------------- -------------- --------------
NET ASSETS........................................ $   29,890,409 $     35,770 $   12,623,450 $      591,259 $      378,388
                                                   ============== ============ ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                       DFA
                                                                   CONTINENTAL    INTERNATIONAL   DFA GLOBAL          DFA
                                                   UNITED KINGDOM     SMALL        REAL ESTATE    REAL ESTATE    INTERNATIONAL
                                                   SMALL COMPANY     COMPANY       SECURITIES     SECURITIES       SMALL CAP
                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO*     PORTFOLIO*    VALUE PORTFOLIO*
                                                   -------------- -------------- --------------  -------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $       31,178 $      643,850             --  $    4,131,169              --
Investments at Value (including $0, $0, $218,105,
  $83,942 and $1,032,216 of securities on loan,
  respectively)...................................             --             -- $    5,601,064       4,158,232  $   13,525,051
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $0, $0,
  $185,502, $86,612 and $797,262).................             --             --        185,512          86,622         797,328
Segregated Cash for Futures Contracts.............             --             --          1,619              --           7,321
Foreign Currencies at Value.......................             --             --         20,637              --          52,626
Cash..............................................             --             --         32,148          12,590         141,559
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold...............................             --             --          6,262              --          23,339
   Dividends and Interest.........................             --             --         31,476           2,284          88,652
   Securities Lending Income......................             --             --            251              14           1,544
   Fund Shares Sold...............................             --             66          1,743           8,727           5,545
   Futures Margin Variation.......................             --             --             72              --             326
Unrealized Gain on Foreign Currency Contracts.....             --             --             --              --               8
Prepaid Expenses and Other Assets.................             11             24             44              86             183
                                                   -------------- -------------- --------------  --------------  --------------
       Total Assets...............................         31,189        643,940      5,880,828       8,399,724      14,643,482
                                                   -------------- -------------- --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............             --             --        185,524          86,641         797,276
   Investment Securities/Affiliated
     Investment Companies Purchased...............             --             --             --           6,728          29,765
   Fund Shares Redeemed...........................              5             39          5,639           3,899           5,782
   Due to Advisor.................................              8            215          1,172             612           7,344
Unrealized Loss on Foreign Currency Contracts.....             --             --             --              --               2
Accrued Expenses and Other Liabilities............             13             23            584             315           1,861
                                                   -------------- -------------- --------------  --------------  --------------
       Total Liabilities..........................             26            277        192,919          98,195         842,030
                                                   -------------- -------------- --------------  --------------  --------------
NET ASSETS........................................ $       31,163 $      643,663 $    5,687,909  $    8,301,529  $   13,801,452
                                                   ============== ============== ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $31,163; $643,663; $5,687,909; $8,301,529
  and $13,801,452 and shares outstanding of
  1,115,794, 25,628,403, 1,117,747,508,
  723,474,388 and 738,458,667, respectively....... $        27.93 $        25.12 $         5.09  $        11.47  $        18.69
                                                   ============== ============== ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000   4,600,000,000
                                                   ============== ============== ==============  ==============  ==============
Investments in Affiliated Investment Companies at
  Cost............................................            N/A            N/A $           --  $    3,450,190  $           --
                                                   ============== ============== ==============  ==============  ==============
Investments at Cost...............................            N/A            N/A $    5,069,184  $    3,663,555  $   12,723,655
                                                   ============== ============== ==============  ==============  ==============
Foreign Currencies at Cost........................ $           -- $           -- $       20,651  $           --  $       52,812
                                                   ============== ============== ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $       26,872 $      587,977 $    5,976,269  $    7,103,891  $   13,012,293
Total Distributable Earnings (Loss)...............          4,291         55,686       (288,360)      1,197,638         789,159
                                                   -------------- -------------- --------------  --------------  --------------
NET ASSETS........................................ $       31,163 $      643,663 $    5,687,909  $    8,301,529  $   13,801,452
                                                   ============== ============== ==============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                            INTERNATIONAL
                                                             INTERNATIONAL  HIGH RELATIVE                 WORLD EX U.S.
                                                             VECTOR EQUITY  PROFITABILITY  WORLD EX U.S.  TARGETED VALUE
                                                              PORTFOLIO*     PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*
                                                             -------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --           --  $      282,114              --
Investments at Value (including $216,361, $28,555, $0 and
  $6,614 of securities on loan, respectively)............... $    2,566,841 $    435,663              --  $      548,239
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $171,689, $28,429, $0 and $1,935)        171,701       28,429              --           1,935
Foreign Currencies at Value.................................          5,768          514              --           1,395
Cash........................................................          2,853        2,360              95           1,437
Receivables:
   Investment Securities Sold...............................            876           81              --             615
   Dividends, Interest and Tax Reclaims.....................         15,425        1,690              --           3,119
   Securities Lending Income................................            391           14              --              16
   Fund Shares Sold.........................................          1,428          973             127             407
Unrealized Gain on Foreign Currency Contracts...............              1            2              --              --
Prepaid Expenses and Other Assets...........................             89           51              11              44
                                                             -------------- ------------  --------------  --------------
       Total Assets.........................................      2,765,373      469,777         282,347         557,207
                                                             -------------- ------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        171,691       28,429              --           1,935
   Investment Securities Purchased..........................          4,727        2,494              --             420
   Fund Shares Redeemed.....................................          1,152          172           1,105              86
   Due to Advisor...........................................            952           95              75             267
Accrued Expenses and Other Liabilities......................            276           47              12              65
                                                             -------------- ------------  --------------  --------------
       Total Liabilities....................................        178,798       31,237           1,192           2,773
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,586,575 $    438,540  $      281,155  $      554,434
                                                             ============== ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $2,586,575; $438,540; $281,155 and $554,434 and shares
  outstanding of 219,651,643, 41,602,357, 24,662,486 and
  43,268,059, respectively.................................. $        11.78 $      10.54  $        11.40  $        12.81
                                                             ============== ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  500,000,000   1,000,000,000   1,000,000,000
                                                             ============== ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           -- $         --  $      264,096  $           --
                                                             ============== ============  ==============  ==============
Investments at Cost......................................... $    2,312,969 $    424,908             N/A  $      543,478
                                                             ============== ============  ==============  ==============
Foreign Currencies at Cost.................................. $        5,791 $        513  $           --  $        1,402
                                                             ============== ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    2,335,639 $    430,174  $      262,180  $      542,942
Total Distributable Earnings (Loss).........................        250,936        8,366          18,975          11,492
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,586,575 $    438,540  $      281,155  $      554,434
                                                             ============== ============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                            SELECTIVELY
                                                             WORLD EX U.S.   WORLD CORE    HEDGED GLOBAL    EMERGING
                                                              CORE EQUITY      EQUITY         EQUITY         MARKETS
                                                              PORTFOLIO*     PORTFOLIO/+/    PORTFOLIO      PORTFOLIO
                                                             -------------- -------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             -- $      882,568 $      416,627 $    6,098,527
Investments at Value (including $243,893, $0, $0 and $0 of
  securities on loan, respectively)......................... $    3,606,840             --             --             --
Temporary Cash Investments at Value & Cost..................             --            630             --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $189,721, $0, $0 and $0).........        189,732             --             --             --
Segregated Cash for Futures Contracts.......................             --             --            548             --
Foreign Currencies at Value.................................          5,054             --             --             --
Cash........................................................          7,144             --         11,522             --
Receivables:
   Investment Securities Sold...............................          1,968             --             --             --
   Dividends, Interest and Tax Reclaims.....................         16,363              1             --             --
   Securities Lending Income................................            436             --             --             --
   Fund Shares Sold.........................................          6,537            544            168          3,151
   Due from Advisor.........................................             --              7             --             --
   Futures Margin Variation.................................             --             --             24             --
Unrealized Gain on Forward Currency Contracts...............             --             --            514             --
Prepaid Expenses and Other Assets...........................             74             31             15             58
                                                             -------------- -------------- -------------- --------------
       Total Assets.........................................      3,834,148        883,781        429,418      6,101,736
                                                             -------------- -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        189,731             --             --             --
   Investment Securities Purchased..........................          1,429             --             --             --
   Fund Shares Redeemed.....................................         11,218          7,007            112          6,320
   Due to Advisor...........................................            953             --             13          1,615
Unrealized Loss on Forward Currency Contracts...............             --             --             29             --
Unrealized Loss on Foreign Currency Contracts...............              1             --             --             --
Accrued Expenses and Other Liabilities......................            397             18             18            245
                                                             -------------- -------------- -------------- --------------
       Total Liabilities....................................        203,729          7,025            172          8,180
                                                             -------------- -------------- -------------- --------------
NET ASSETS.................................................. $    3,630,419 $      876,756 $      429,246 $    6,093,556
                                                             ============== ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $3,630,419; $876,756; $429,246 and $6,093,556 and shares
  outstanding of 320,638,373, 53,565,427, 26,344,502 and
  215,039,052, respectively................................. $        11.32 $        16.37 $        16.29 $        28.34
                                                             ============== ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  1,000,000,000  1,000,000,000  1,500,000,000
                                                             ============== ============== ============== ==============
Investments in Affiliated Investment Companies at Cost...... $           -- $      767,832 $      337,135            N/A
                                                             ============== ============== ============== ==============
Investments at Cost......................................... $    3,406,055 $           -- $           --            N/A
                                                             ============== ============== ============== ==============
Foreign Currencies at Cost.................................. $        5,057 $           -- $           -- $           --
                                                             ============== ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    3,429,181 $      768,458 $      350,574 $    4,382,589
Total Distributable Earnings (Loss).........................        201,238        108,298         78,672      1,710,967
                                                             -------------- -------------- -------------- --------------
NET ASSETS.................................................. $    3,630,419 $      876,756 $      429,246 $    6,093,556
                                                             ============== ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.
+ See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                              EMERGING
                                                               EMERGING       EMERGING      MARKETS CORE      EMERGING
                                                             MARKETS SMALL  MARKETS VALUE      EQUITY     MARKETS TARGETED
                                                             CAP PORTFOLIO    PORTFOLIO      PORTFOLIO*   VALUE PORTFOLIO*
                                                             -------------- -------------- -------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    7,022,075 $   18,498,093             --             --
Investments at Value (including $0, $0, $1,456,871 and
  $2,114 of securities on loan, respectively)...............             --             -- $   28,678,111   $    116,908
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $647,589 and $728).......             --             --        647,679            728
Segregated Cash for Futures Contracts.......................             --             --         10,919             --
Foreign Currencies at Value.................................             --             --         65,715            997
Cash........................................................             --             --        238,160            601
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................             --             --         12,471            128
   Dividends and Interest...................................             --             --         43,506            164
   Securities Lending Income................................             --             --          4,873              4
   Fund Shares Sold.........................................          4,553          6,632         19,656            113
   Futures Margin Variation.................................             --             --            361             --
Unrealized Gain on Foreign Currency Contracts...............             --             --             21             --
Deferred Offering Costs.....................................             --             --             --             44
Prepaid Expenses and Other Assets...........................             59            154            250             21
                                                             -------------- -------------- --------------   ------------
       Total Assets.........................................      7,026,687     18,504,879     29,721,722        119,708
                                                             -------------- -------------- --------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --             --        647,652            728
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................             --             --         32,100          1,207
   Fund Shares Redeemed.....................................          2,912          5,969         15,950              3
   Due to Advisor...........................................          2,625          6,134         11,278             64
Unrealized Loss on Foreign Currency Contracts...............             --             --              1              1
Deferred Taxes Payable......................................             --             --          2,028             21
Accrued Expenses and Other Liabilities......................            224            764          4,386             31
                                                             -------------- -------------- --------------   ------------
       Total Liabilities....................................          5,761         12,867        713,395          2,055
                                                             -------------- -------------- --------------   ------------
NET ASSETS.................................................. $    7,020,926 $   18,492,012 $   29,008,327   $    117,653
                                                             ============== ============== ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $29,945; $0
  and $0 and shares outstanding of 0, 1,040,050, 0 and 0,
  respectively..............................................            N/A $        28.79            N/A            N/A
                                                             ============== ============== ==============   ============
NUMBER OF SHARES AUTHORIZED.................................            N/A    200,000,000            N/A            N/A
                                                             ============== ============== ==============   ============
Institutional Class Shares -- based on net assets of
  $7,020,926; $18,462,067; $29,008,327 and $117,653 and
  shares outstanding of 341,116,684, 636,758,571,
  1,370,731,712 and 10,823,806, respectively................ $        20.58 $        28.99 $        21.16   $      10.87
                                                             ============== ============== ==============   ============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  3,000,000,000  5,000,000,000    500,000,000
                                                             ============== ============== ==============   ============
Investments at Cost.........................................            N/A            N/A $   24,799,992   $    108,978
                                                             ============== ============== ==============   ============
Foreign Currencies at Cost.................................. $           -- $           -- $       66,297   $        996
                                                             ============== ============== ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    6,697,717 $   17,974,529 $   26,073,831   $    109,157
Total Distributable Earnings (Loss).........................        323,209        517,483      2,934,496          8,496
                                                             -------------- -------------- --------------   ------------
NET ASSETS.................................................. $    7,020,926 $   18,492,012 $   29,008,327   $    117,653
                                                             ============== ============== ==============   ============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                          ENHANCED U.S.
                                                              LARGE     U.S. LARGE CAP
                                                             COMPANY        EQUITY      U.S. LARGE CAP   U.S. TARGETED
                                                           PORTFOLIO#     PORTFOLIO#   VALUE PORTFOLIO* VALUE PORTFOLIO#
                                                          ------------- -------------- ---------------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $0 and $0, respectively)....................         --             --       $  317,644              --
   Interest..............................................         --             --            2,512              --
   Income from Securities Lending........................         --             --              800              --
   Expenses Allocated from Affiliated Investment
     Companies...........................................         --             --          (13,490)             --
                                                            --------       --------       ----------        --------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........         --             --          307,466              --
                                                            --------       --------       ----------        --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $0 and $102, respectively)..................         --       $ 14,648               --        $ 88,522
   Interest..............................................   $  3,661             --               --              --
   Income from Securities Lending........................          4             58               --           2,206
                                                            --------       --------       ----------        --------
          Total Fund Investment Income...................      3,665         14,706               --          90,728
                                                            --------       --------       ----------        --------
FUND EXPENSES
   Investment Management Fees............................        313          1,105           30,827          18,217
   Accounting & Transfer Agent Fees......................         27            102              973             486
   S&P 500(R) Fees.......................................          3             --               --              --
   Custodian Fees........................................          4             10               --              80
   Shareholder Servicing Fees
       Class R1 Shares...................................         --             --               --              24
       Class R2 Shares...................................         --             --               --             121
   Filing Fees...........................................         13             25              150              94
   Shareholders' Reports.................................         11             18              277             193
   Directors'/Trustees' Fees & Expenses..................          1              5               94              40
   Professional Fees.....................................          3             10               32              77
   Other.................................................          4             38               60             133
                                                            --------       --------       ----------        --------
          Total Fund Expenses............................        379          1,313           32,413          19,465
                                                            --------       --------       ----------        --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................       (144)            --          (12,332)             --
                                                            --------       --------       ----------        --------
   Net Expenses..........................................        235          1,313           20,081          19,465
                                                            --------       --------       ----------        --------
   NET INVESTMENT INCOME (LOSS)..........................      3,430         13,393          287,385          71,263
                                                            --------       --------       ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................     (1,143)        (3,020)              --         195,653
       Affiliated Investment Companies Shares Sold.......         --             --               --              (6)
       Transactions Allocated from Affiliated
         Investment Company**............................         --             --          417,196              --
       Futures...........................................    (14,206)           466               --          (2,413)
       Foreign Currency Transactions.....................        (20)            --               --              --
       Forward Currency Contracts........................      1,946             --               --              --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........      2,886        134,021               --         196,287
       Affiliated Investment Companies Shares............         --              3               --              88
       Transactions Allocated from Affiliated
         Investment Company..............................         --             --          358,503              --
       Futures...........................................     40,220             --               --           6,971
       Translation of Foreign
         Currency-Denominated Amounts....................         (1)            --               --              --
       Forward Currency Contracts........................        (27)            --               --              --
                                                            --------       --------       ----------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     29,655        131,470          775,699         396,580
                                                            --------       --------       ----------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................   $ 33,085       $144,863       $1,063,084        $467,843
                                                            ========       ========       ==========        ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                            U.S. CORE   U.S. CORE   U.S. VECTOR
                                                                            U.S. SMALL CAP   EQUITY 1    EQUITY 2     EQUITY
                                                                           VALUE PORTFOLIO# PORTFOLIO#  PORTFOLIO#  PORTFOLIO#
                                                                           ---------------- ----------  ----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $141, $123, $146 and $30,
     respectively)........................................................    $ 119,576     $  225,970  $  239,283   $ 40,943
   Income from Securities Lending.........................................        2,971          3,436       4,118      1,004
                                                                              ---------     ----------  ----------   --------
          Total Investment Income.........................................      122,547        229,406     243,401     41,947
                                                                              ---------     ----------  ----------   --------
EXPENSES
   Investment Management Fees.............................................       35,461         20,178      24,967      6,712
   Accounting & Transfer Agent Fees.......................................          784          1,235       1,251        272
   Custodian Fees.........................................................          102            126         138         30
   Filing Fees............................................................          125            198         218         42
   Shareholders' Reports..................................................          245            175         195         67
   Directors'/Trustees' Fees & Expenses...................................           54             89          94         18
   Professional Fees......................................................          106            164         175         34
   Other..................................................................          185            280         296         60
                                                                              ---------     ----------  ----------   --------
          Total Expenses..................................................       37,062         22,445      27,334      7,235
                                                                              ---------     ----------  ----------   --------
   Net Expenses...........................................................       37,062         22,445      27,334      7,235
                                                                              ---------     ----------  ----------   --------
   NET INVESTMENT INCOME (LOSS)...........................................       85,485        206,961     216,067     34,712
                                                                              ---------     ----------  ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.......................................      586,452        160,953     192,634     63,035
       Affiliated Investment Companies Shares Sold........................            2             (3)         (5)        (1)
       Futures............................................................       (3,040)         2,546      (4,838)     2,204
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.........................     (397,545)     1,658,628   1,558,897    151,372
       Affiliated Investment Companies Shares.............................          112            109         127         32
       Futures............................................................        6,431         18,378      22,739      1,554
                                                                              ---------     ----------  ----------   --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)................................      192,412      1,840,611   1,769,554    218,196
                                                                              ---------     ----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........    $ 277,897     $2,047,572  $1,985,621   $252,908
                                                                              =========     ==========  ==========   ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                           U.S. HIGH    DFA REAL
                                                                                           RELATIVE      ESTATE      LARGE CAP
                                                           U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY SECURITIES  INTERNATIONAL
                                                             PORTFOLIO#     PORTFOLIO#    PORTFOLIO#   PORTFOLIO#   PORTFOLIO#
                                                           -------------- -------------- ------------- ----------  -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $63, $17,
     $0, $19 and $7,618, respectively)....................    $122,005      $  48,203      $  8,901    $  187,563    $ 78,729
   Income from Securities Lending.........................       7,097          2,368            24           442       1,351
                                                              --------      ---------      --------    ----------    --------
          Total Investment Income.........................     129,102         50,571         8,925       188,005      80,080
                                                              --------      ---------      --------    ----------    --------
FUND EXPENSES
   Investment Management Fees.............................      29,679         15,691           899         7,550       4,827
   Accounting & Transfer Agent Fees.......................         805            374            70           464         288
   Custodian Fees.........................................         111             56             7            45         196
   Filing Fees............................................          99             59            68            62          40
   Shareholders' Reports..................................         217             84            12           163          86
   Directors'/Trustees' Fees & Expenses...................          65             24             3            34          18
   Professional Fees......................................         124             46             4            63          40
   Other..................................................         213             81            14            99          76
                                                              --------      ---------      --------    ----------    --------
          Total Fund Expenses.............................      31,313         16,415         1,077         8,480       5,571
                                                              --------      ---------      --------    ----------    --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C).............................................          --             --            46          (485)         --
   Fees Paid Indirectly (Note C)..........................          --             --            --            --        (114)
                                                              --------      ---------      --------    ----------    --------
   Net Expenses...........................................      31,313         16,415         1,123         7,995       5,457
                                                              --------      ---------      --------    ----------    --------
   NET INVESTMENT INCOME (LOSS)...........................      97,789         34,156         7,802       180,010      74,623
                                                              --------      ---------      --------    ----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.......................     328,481        225,002        (3,639)      (30,451)    (67,965)
       Affiliated Investment Companies Shares Sold........          19              1            --             4          (6)
       Futures............................................      (1,294)        (5,420)          (52)       (6,732)     (1,849)
       Foreign Currency Transactions......................          --             --            --            --        (652)
       In-Kind Redemptions................................          --             --            --        50,622          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.........     225,280       (112,806)      105,724       899,947     376,743
       Affiliated Investment Companies Shares.............         200             66             1            17          20
       Futures............................................       8,867          6,144            --         4,100       4,753
       Translation of Foreign Currency-Denominated
         Amounts..........................................          --             --            --            --         (11)
                                                              --------      ---------      --------    ----------    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)................     561,553        112,987       102,034       917,507     311,033
                                                              --------      ---------      --------    ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................    $659,342      $ 147,143      $109,836    $1,097,517    $385,656
                                                              ========      =========      ========    ==========    ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                     INTERNATIONAL                ASIA PACIFIC
                                                          INTERNATIONAL GLOBAL SMALL     SMALL     JAPANESE SMALL    SMALL
                                                           CORE EQUITY    COMPANY       COMPANY       COMPANY       COMPANY
                                                           PORTFOLIO#    PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                          ------------- ------------ ------------- -------------- ------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $17, $14,097, $801 and $83, respectively).......          --      $  171      $153,003       $  7,207      $ 5,839
   Income from Securities Lending........................          --          25        15,972            874          678
   Expenses Allocated from Affiliated Investment
     Companies...........................................          --         (11)       (7,465)          (369)        (240)
                                                           ----------      ------      --------       --------      -------
Income Distributions Received from Affiliated
  Investment Companies...................................          --          87            --             --           --
                                                           ----------      ------      --------       --------      -------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........          --         272       161,510          7,712        6,277
                                                           ----------      ------      --------       --------      -------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $40,060, $0, $0, $0 and $0,respectively)............  $  434,082          --            --             --           --
   Income from Securities Lending........................      18,167          --            --             --           --
                                                           ----------      ------      --------       --------      -------
          Total Fund Investment Income...................     452,249          --            --             --           --
                                                           ----------      ------      --------       --------      -------
FUND EXPENSES
   Investment Management Fees............................      36,998          72        24,420          1,458          890
   Accounting & Transfer Agent Fees......................       1,505          11           391             30           24
   Custodian Fees........................................       1,212           1             2             --           --
   Filing Fees...........................................         298          14            94             13           11
   Shareholders' Reports.................................         309           4           228              6            5
   Directors'/Trustees' Fees & Expenses..................         104          --            48              2            2
   Professional Fees.....................................         225          --            35             --           --
   Other.................................................         428          --            37              2           --
                                                           ----------      ------      --------       --------      -------
          Total Fund Expenses............................      41,079         102        25,255          1,511          932
                                                           ----------      ------      --------       --------      -------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................          31         (67)           --           (292)        (178)
   Fees Paid Indirectly (Note C).........................        (583)         --            --             --           --
                                                           ----------      ------      --------       --------      -------
   Net Expenses..........................................      40,527          35        25,255          1,219          754
                                                           ----------      ------      --------       --------      -------
   NET INVESTMENT INCOME (LOSS)..........................     411,722         237       136,255          6,493        5,523
                                                           ----------      ------      --------       --------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Investment Securities...............................          --         587            --             --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................    (190,728)         --            --             --           --
       Affiliated Investment Companies Shares Sold.......           4        (237)           --             --           --
       Transactions Allocated from Affiliated
         Investment Company**............................          --         721       194,248          3,900        1,984
       Futures...........................................        (943)         --        (1,000)            --           --
       Foreign Currency Transactions.....................       2,144          --            --             --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........   1,462,548          --           108             --           --
       Affiliated Investment Companies Shares............          96         306            --             --           --
       Transactions Allocated from Affiliated
         Investment Company..............................          --         190       242,534        (21,064)      25,627
       Futures...........................................      23,259          --         6,908             --           --
       Translation of Foreign
         Currency-Denominated Amounts....................         (48)         --            --             --           --
                                                           ----------      ------      --------       --------      -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............   1,296,332       1,567       442,798        (17,164)      27,611
                                                           ----------      ------      --------       --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................  $1,708,054      $1,804      $579,053       $(10,671)     $33,134
                                                           ==========      ======      ========       ========      =======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                         DFA
                                                             UNITED     CONTINENTAL INTERNATIONAL DFA GLOBAL        DFA
                                                          KINGDOM SMALL    SMALL     REAL ESTATE  REAL ESTATE  INTERNATIONAL
                                                             COMPANY      COMPANY    SECURITIES   SECURITIES     SMALL CAP
                                                           PORTFOLIO*   PORTFOLIO*   PORTFOLIO#   PORTFOLIO#  VALUE PORTFOLIO#
                                                          ------------- ----------- ------------- ----------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $1, $1,034, $0, $0 and $0, respectively)............    $  509       $ 6,259            --          --             --
   Income from Securities Lending........................         3           852            --          --             --
   Expenses Allocated from Affiliated Investment
     Companies...........................................       (18)         (380)           --          --             --
                                                             ------       -------     ---------    --------       --------
Income Distributions Received from Affiliated
  Investment Companies...................................        --            --            --    $170,005             --
                                                             ------       -------     ---------    --------       --------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........       494         6,731            --     170,005             --
                                                             ------       -------     ---------    --------       --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $14,746, $5 and $14,835,
     respectively).......................................        --            --     $ 117,368      79,664       $180,797
   Income from Securities Lending........................        --            --         1,609         130          9,623
                                                             ------       -------     ---------    --------       --------
          Total Fund Investment Income...................        --            --       118,977      79,794        190,420
                                                             ------       -------     ---------    --------       --------
FUND EXPENSES
   Investment Management Fees............................        78         1,534         6,784       7,693         42,486
   Accounting & Transfer Agent Fees......................        10            36           254         281            737
   Custodian Fees........................................        --            --           237          12            872
   Filing Fees...........................................         9            18            34          69            123
   Shareholders' Reports.................................         4             8            75         178            223
   Directors'/Trustees' Fees & Expenses..................        --             2            21          29             51
   Professional Fees.....................................         1             1            48          26            120
   Other.................................................         1             3           149          47            248
                                                             ------       -------     ---------    --------       --------
          Total Fund Expenses............................       103         1,602         7,602       8,335         44,860
                                                             ------       -------     ---------    --------       --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................       (29)         (307)           --      (3,958)            --
   Fees Paid Indirectly (Note C).........................        --            --          (123)         --           (321)
                                                             ------       -------     ---------    --------       --------
   Net Expenses..........................................        74         1,295         7,479       4,377         44,539
                                                             ------       -------     ---------    --------       --------
   NET INVESTMENT INCOME (LOSS)..........................       420         5,436       111,498     245,422        145,881
                                                             ------       -------     ---------    --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................        --            --      (102,659)      4,056         43,249
       Affiliated Investment Companies Shares Sold.......        --            --             1      23,983              8
       Transactions Allocated from Affiliated
         Investment Company**............................        55        49,188            --          --             --
       Futures...........................................        --            --        (1,258)       (135)        (2,562)
       Foreign Currency Transactions.....................        --            --           834          --           (522)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........        --            --       551,631     398,356         78,543
       Affiliated Investment Companies Shares............        --            --             9     225,017             56
       Transactions Allocated from Affiliated
         Investment Company..............................     1,604        (9,834)           --          --             --
       Futures...........................................        --            --         3,208          --          7,897
       Translation of Foreign
         Currency-Denominated Amounts....................        --            --            85          --           (166)
                                                             ------       -------     ---------    --------       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     1,659        39,354       451,851     651,277        126,503
                                                             ------       -------     ---------    --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................    $2,079       $44,790     $ 563,349    $896,699       $272,384
                                                             ======       =======     =========    ========       ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                        INTERNATIONAL
                                                          INTERNATIONAL HIGH RELATIVE                  WORLD EX U.S.
                                                          VECTOR EQUITY PROFITABILITY  WORLD EX U.S.   TARGETED VALUE
                                                           PORTFOLIO#    PORTFOLIO#   VALUE PORTFOLIO*   PORTFOLIO#
                                                          ------------- ------------- ---------------- --------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $392 and $0, respectively)..................         --            --        $ 3,694              --
   Interest..............................................         --            --             11              --
   Income from Securities Lending........................         --            --             72              --
   Expenses Allocated from Affiliated Investment
     Companies...........................................         --            --           (224)             --
                                                            --------       -------        -------         -------
Income Distributions Received from Affiliated
  Investment Companies...................................         --            --            332              --
                                                            --------       -------        -------         -------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........         --            --          3,885              --
                                                            --------       -------        -------         -------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $3,476, $545, $0 and $719, respectively)............   $ 36,945       $ 5,739             --         $ 6,822
   Income from Securities Lending........................      1,985            66             --             121
                                                            --------       -------        -------         -------
          Total Fund Investment Income...................     38,930         5,805             --           6,943
                                                            --------       -------        -------         -------
FUND EXPENSES
   Investment Management Fees............................      5,475           433            609           1,435
   Accounting & Transfer Agent Fees......................        172            36             17              45
   Custodian Fees........................................        148            34             --             105
   Filing Fees...........................................         61            27             12              34
   Shareholders' Reports.................................         51            11              5              12
   Directors'/Trustees' Fees & Expenses..................         10             1             --               2
   Professional Fees.....................................         23             2              2              18
   Other.................................................         50             5              4              20
                                                            --------       -------        -------         -------
          Total Fund Expenses............................      5,990           549            649           1,671
                                                            --------       -------        -------         -------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................         --            58           (278)             --
   Fees Paid Indirectly (Note C).........................        (64)          (21)            --             (30)
                                                            --------       -------        -------         -------
   Net Expenses..........................................      5,926           586            371           1,641
                                                            --------       -------        -------         -------
   NET INVESTMENT INCOME (LOSS)..........................     33,004         5,219          3,514           5,302
                                                            --------       -------        -------         -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Investment Securities...............................         --            --            766              --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................    (14,545)       (3,545)            --           3,466
       Affiliated Investment Companies Shares Sold.......         (1)           (1)          (628)             --
       Transactions Allocated from Affiliated
         Investment Company**............................         --            --            682              --
       Futures...........................................     (1,747)          255           (109)           (308)
       Foreign Currency Transactions.....................       (520)          (52)            --             (66)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........    103,233        34,472             --          23,747
       Affiliated Investment Companies Shares............         11            --            265              --
       Transactions Allocated from Affiliated
         Investment Company..............................         --            --         10,739              --
       Translation of Foreign
         Currency-Denominated Amounts....................        (56)          (10)            --              (6)
                                                            --------       -------        -------         -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     86,375        31,119         11,715          26,833
                                                            --------       -------        -------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................   $119,379       $36,338        $15,229         $32,135
                                                            ========       =======        =======         =======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                   SELECTIVELY
                                                                         WORLD EX U.S. WORLD CORE HEDGED GLOBAL  EMERGING
                                                                          CORE EQUITY    EQUITY      EQUITY      MARKETS
                                                                          PORTFOLIO#   PORTFOLIO    PORTFOLIO   PORTFOLIO*
                                                                         ------------- ---------- ------------- ----------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $6,164,
     respectively)......................................................         --          --           --     $ 50,895
   Interest.............................................................         --          --           --           23
   Income from Securities Lending.......................................         --          --           --        2,203
   Expenses Allocated from Affiliated Investment Companies..............         --          --           --       (3,930)
                                                                           --------     -------      -------     --------
Income Distributions Received from Affiliated Investment Companies......         --     $ 7,151      $ 3,858           --
                                                                           --------     -------      -------     --------
          Total Net Investment Income Received from Affiliated
            Investment Companies........................................         --       7,151        3,858       49,191
                                                                           --------     -------      -------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $4,554, $0, $0 and $0,
     respectively)......................................................   $ 46,002          --           --           --
   Income from Securities Lending.......................................      2,037          --           --           --
          Total Fund Investment Income..................................     48,039          --           --           --
FUND EXPENSES
   Investment Management Fees...........................................      5,306       1,172          604       12,005
   Accounting & Transfer Agent Fees.....................................        204          32           27          146
   Custodian Fees.......................................................        349          --            1           --
   Filing Fees..........................................................         49          21           13           47
   Shareholders' Reports................................................         54           7            7          104
   Directors'/Trustees' Fees & Expenses.................................         13           3            2           22
   Professional Fees....................................................         40           2            1            9
   Other................................................................         58           4            1           14
                                                                           --------     -------      -------     --------
          Total Fund Expenses...........................................      6,073       1,241          656       12,347
                                                                           --------     -------      -------     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C)......................................          9        (987)        (528)      (2,859)
   Fees Paid Indirectly (Note C)........................................       (100)         --           --           --
                                                                           --------     -------      -------     --------
   Net Expenses.........................................................      5,982         254          128        9,488
                                                                           --------     -------      -------     --------
   NET INVESTMENT INCOME (LOSS).........................................     42,057       6,897        3,730       39,703
                                                                           --------     -------      -------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment Securities.......         --       2,509        1,971           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.....................................    (11,038)         --           --           --
       Affiliated Investment Companies Shares Sold......................         (1)     (2,690)      (3,060)          --
       Transactions Allocated from Affiliated Investment Company**......         --          --           --      (15,692)
       Futures..........................................................     (1,060)        (63)      (2,076)          --
       Foreign Currency Transactions....................................       (140)         --           --           --
       Forward Currency Contracts.......................................         --          --        2,569           --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.......................    238,349          --            2           --
       Affiliated Investment Companies Shares...........................          9      61,804       28,836           --
       Transactions Allocated from Affiliated Investment Company........         --          --           --      626,514
       Futures..........................................................         --          --        2,381           --
       Translation of Foreign Currency-Denominated Amounts..............        (48)         --           --           --
       Forward Currency Contracts.......................................         --          --       (1,116)          --
                                                                           --------     -------      -------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    226,071      61,560       29,507      610,822
                                                                           --------     -------      -------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........   $268,128     $68,457      $33,237     $650,525
                                                                           ========     =======      =======     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                         EMERGING
                                                             EMERGING      EMERGING    MARKETS CORE      EMERGING
                                                          MARKETS SMALL  MARKETS VALUE    EQUITY     MARKETS TARGETED
                                                          CAP PORTFOLIO*  PORTFOLIO*    PORTFOLIO#  VALUE PORTFOLIO(A)#
                                                          -------------- ------------- ------------ -------------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $5,896, $20,799, $0 and $0, respectively)...........    $ 49,800     $  153,892            --            --
   Interest..............................................          26            157            --            --
   Income from Securities Lending........................      19,952          7,373            --            --
   Expenses Allocated from Affiliated Investment
     Companies...........................................      (8,253)       (11,922)           --            --
                                                             --------     ----------    ----------        ------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........      61,525        149,500            --            --
                                                             --------     ----------    ----------        ------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $30,292 and $95, respectively)..............          --             --    $  233,608        $  872
   Income from Securities Lending........................          --             --        27,802            14
                                                             --------     ----------    ----------        ------
          Total Fund Investment Income...................          --             --       261,410           886
                                                             --------     ----------    ----------        ------
FUND EXPENSES
   Investment Management Fees............................      21,697         43,414        63,678           325
   Accounting & Transfer Agent Fees......................         212            324         1,409            13
   Custodian Fees........................................          --              1         4,478            29
   Shareholder Servicing Fees
       Class R2 Shares...................................          --             35            --            --
   Filing Fees...........................................          54             94           188            10
   Shareholders' Reports.................................          85            173           361             8
   Directors'/Trustees' Fees & Expenses..................          26             67           104            --
   Professional Fees.....................................          10             28           251             2
   Organizational & Offering Costs.......................          --             --            --            37
   Other.................................................          17             44           419             1
                                                             --------     ----------    ----------        ------
          Total Fund Expenses............................      22,101         44,180        70,888           425
                                                             --------     ----------    ----------        ------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recoveredby Advisor
     (Note C)............................................      (6,677)            --            --           (31)
       Class R2 Shares...................................          --            (14)           --            --
       Institutional Class Shares........................          --         (8,669)           --            --
   Fees Paid Indirectly (Note C).........................          --             --          (664)           (2)
                                                             --------     ----------    ----------        ------
   Net Expenses..........................................      15,424         35,497        70,224           392
                                                             --------     ----------    ----------        ------
   NET INVESTMENT INCOME (LOSS)..........................      46,101        114,003       191,186           494
                                                             --------     ----------    ----------        ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................          --             --      (191,846)          158
       Affiliated Investment Companies Shares Sold.......          --             --             9            --
       Transactions Allocated from Affiliated
         Investment Company**............................      73,008        100,918            --            --
       Futures...........................................          --             --         2,305            39
       Foreign Currency Transactions.....................          --             --         1,387           (40)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........          --             --     3,159,593         7,910
       Affiliated Investment Companies Shares............          --             --            56            --
       Transactions Allocated from Affiliated
         Investment Company..............................     769,601      1,327,074            --            --
       Futures...........................................          --             --        21,428            --
       Translation of Foreign
         Currency-Denominated Amounts....................          --             --           (33)           (1)
                                                             --------     ----------    ----------        ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     842,609      1,427,992     2,992,899         8,066
                                                             --------     ----------    ----------        ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................    $888,710     $1,541,995    $3,184,085        $8,560
                                                             ========     ==========    ==========        ======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $1 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
(a)The Portfolio commenced operations on November 14, 2018.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        ENHANCED U.S. LARGE    U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                                         COMPANY PORTFOLIO           PORTFOLIO                PORTFOLIO
                                                       ---------------------  ----------------------  ------------------------
                                                       SIX MONTHS    YEAR     SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                                          ENDED      ENDED       ENDED       ENDED       ENDED        ENDED
                                                         APR 30,    OCT 31,     APR 30,     OCT 31,     APR 30,      OCT 31,
                                                          2019       2018        2019        2018        2019         2018
                                                       ----------- ---------  ----------- ----------  -----------  -----------
                                                       (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................  $  3,430   $   6,789  $   13,393  $   23,192  $   287,385  $   505,087
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/...............    (1,143)     (2,528)     (3,020)      4,178           --           --
       Affiliated Investment Companies Shares
         Sold.........................................        --          (1)         --          (5)          --           --
       Transactions Allocated from Affiliated
         Investment Company*,**.......................        --          --          --          --      417,196    1,280,400
       Futures........................................   (14,206)     51,936         466          21           --           --
       Foreign Currency Transactions..................       (20)        (33)         --          --           --           --
       Forward Currency Contracts.....................     1,946       2,456          --          --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.....................................     2,886      (3,976)    134,021      54,720           --           --
       Affiliated Investment Companies
         Shares.......................................        --          --           3           2           --           --
       Transactions Allocated from Affiliated
         Investment Company...........................        --          --          --          --      358,503   (1,151,639)
       Futures........................................    40,220     (34,076)         --          --           --           --
       Translation of Foreign Currency-
         Denominated Amounts..........................        (1)          3          --          --           --           --
       Forward Currency Contracts.....................       (27)       (448)         --          --           --           --
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations................................    33,085      20,122     144,863      82,108    1,063,084      633,848
                                                        --------   ---------  ----------  ----------  -----------  -----------
Distributions:
       Institutional Class Shares.....................   (18,057)    (55,242)    (13,679)    (22,158)  (1,446,389)  (1,599,355)
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Total Distributions.........................   (18,057)    (55,242)    (13,679)    (22,158)  (1,446,389)  (1,599,355)
                                                        --------   ---------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued......................................    48,217     104,340     328,886     400,167    2,973,915    5,451,856
   Shares Issued in Lieu of Cash Distributions........    18,017      55,182      12,497      20,444    1,363,715    1,507,556
   Shares Redeemed....................................   (61,831)   (119,686)   (275,044)   (236,226)  (3,005,123)  (4,458,440)
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions................     4,403      39,836      66,339     184,385    1,332,507    2,500,972
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Total Increase (Decrease) in Net
            Assets....................................    19,431       4,716     197,523     244,335      949,202    1,535,465
NET ASSETS
   Beginning of Period................................   327,063     322,347   1,457,218   1,212,883   25,268,336   23,732,871
                                                        --------   ---------  ----------  ----------  -----------  -----------
   End of Period......................................  $346,494   $ 327,063  $1,654,741  $1,457,218  $26,217,538  $25,268,336
                                                        ========   =========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................................     3,855       7,678      20,017      23,452       86,027      139,106
   Shares Issued in Lieu of Cash Distributions........     1,565       4,245         769       1,202       41,450       39,063
   Shares Redeemed....................................    (4,951)     (8,983)    (16,754)    (13,769)     (87,483)    (113,759)
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.......................       469       2,940       4,032      10,885       39,994       64,410
                                                        ========   =========  ==========  ==========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. TARGETED VALUE      U.S. SMALL CAP VALUE       U.S. CORE EQUITY 1
                                                        PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                ------------------------  ------------------------  ------------------------
                                                SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,      OCT 31,      APR 30,      OCT 31,      APR 30,      OCT 31,
                                                   2019         2018         2019         2018         2019         2018
                                                -----------  -----------  -----------  -----------  -----------  -----------
                                                (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $    71,263  $   133,663  $    85,485  $   157,417  $   206,961  $   359,365
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/........     195,653      450,081      586,452      833,947      160,953      159,334
       Affiliated Investment Companies
         Shares Sold...........................          (6)        (120)           2         (150)          (3)        (157)
       Futures.................................      (2,413)      10,338       (3,040)       8,130        2,546       22,597
       Foreign Currency Transactions...........          --          (10)          --           (5)          --           (2)
       In-Kind Redemptions.....................          --       16,160           --           --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..............................     196,287     (761,255)    (397,545)  (1,207,909)   1,658,628      582,991
       Affiliated Investment Companies
         Shares................................          88            2          112          (29)         109            1
       Futures.................................       6,971       (3,019)       6,431       (7,825)      18,378      (12,157)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     467,843     (154,160)     277,897     (216,424)   2,047,572    1,111,972
                                                -----------  -----------  -----------  -----------  -----------  -----------
Distributions:
       Class R1 Shares.........................      (2,170)      (2,923)          --           --           --           --
       Class R2 Shares.........................      (4,652)      (7,940)          --           --           --           --
       Institutional Class Shares..............    (473,173)    (575,420)    (848,542)    (834,889)    (357,964)    (460,863)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions..................    (479,995)    (586,283)    (848,542)    (834,889)    (357,964)    (460,863)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...............................   1,604,473    2,212,541    2,074,843    2,623,124    3,304,862    5,010,981
   Shares Issued in Lieu of Cash
     Distributions.............................     454,873      552,460      772,136      765,814      349,969      450,061
   Shares Redeemed.............................  (1,293,880)  (2,301,827)  (2,129,753)  (2,770,877)  (2,784,435)  (3,245,167)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.......................     765,466      463,174      717,226      618,061      870,396    2,215,875
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................     753,314     (277,269)     146,581     (433,252)   2,560,004    2,866,984
NET ASSETS
   Beginning of Period.........................  10,463,162   10,740,431   14,732,615   15,165,867   23,629,726   20,762,742
                                                -----------  -----------  -----------  -----------  -----------  -----------
   End of Period............................... $11,216,476  $10,463,162  $14,879,196  $14,732,615  $26,189,730  $23,629,726
                                                ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................      73,911       87,535       63,331       67,506      149,759      213,759
   Shares Issued in Lieu of Cash
     Distributions.............................      22,449       22,442       25,188       20,311       16,346       19,536
   Shares Redeemed.............................     (59,565)     (90,819)     (64,964)     (71,140)    (126,558)    (138,602)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...........................      36,795       19,158       23,555       16,677       39,547       94,693
                                                ===========  ===========  ===========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     U.S. CORE EQUITY 2       U.S. VECTOR EQUITY         U.S. SMALL CAP
                                                          PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                  ------------------------  ----------------------  ------------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                                     ENDED        ENDED        ENDED       ENDED       ENDED        ENDED
                                                    APR 30,      OCT 31,      APR 30,     OCT 31,     APR 30,      OCT 31,
                                                     2019         2018         2019        2018        2019         2018
                                                  -----------  -----------  ----------- ----------  -----------  -----------
                                                  (UNAUDITED)               (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   216,067  $   379,407  $   34,712  $   66,134  $    97,789  $   190,744
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............     192,634      287,280      63,035     112,491      328,481      630,926
       Affiliated Investment Companies
         Shares Sold.............................          (5)        (115)         (1)        (52)          19         (358)
       Futures...................................      (4,838)      26,827       2,204       1,014       (1,294)      14,477
       Foreign Currency Transactions.............          --           (4)         --          --           --           (6)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................   1,558,897      218,021     151,372    (137,731)     225,280     (714,753)
       Affiliated Investment Companies
         Shares..................................         127          (15)         32         (17)         200          (18)
       Futures...................................      22,739      (16,600)      1,554         631        8,867       (5,817)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................   1,985,621      894,801     252,908      42,470      659,342      115,195
                                                  -----------  -----------  ----------  ----------  -----------  -----------
Distributions:
       Institutional Class Shares................    (488,834)    (577,402)   (138,994)   (226,006)    (677,037)    (828,617)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Total Distributions....................    (488,834)    (577,402)   (138,994)   (226,006)    (677,037)    (828,617)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.................................   3,341,927    4,612,048     769,974     801,656    2,081,275    3,281,164
   Shares Issued in Lieu of Cash
     Distributions...............................     477,329      567,939     130,374     223,582      641,516      786,942
   Shares Redeemed...............................  (2,655,304)  (3,335,154)   (889,924)   (954,936)  (1,955,587)  (2,983,020)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.........................   1,163,952    1,844,833      10,424      70,302      767,204    1,085,086
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Total Increase (Decrease) in
            Net Assets...........................   2,660,739    2,162,232     124,338    (113,234)     749,509      371,664
NET ASSETS
   Beginning of Period...........................  24,677,650   22,515,418   4,610,769   4,724,003   17,303,451   16,931,787
                                                  -----------  -----------  ----------  ----------  -----------  -----------
   End of Period................................. $27,338,389  $24,677,650  $4,735,107  $4,610,769  $18,052,960  $17,303,451
                                                  ===========  ===========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................     164,069      209,626      44,185      41,129       64,218       88,622
   Shares Issued in Lieu of Cash
     Distributions...............................      24,270       26,310       7,938      11,712       21,059       21,913
   Shares Redeemed...............................    (128,602)    (151,440)    (50,697)    (48,909)     (60,408)     (80,602)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed.............................      59,737       84,496       1,426       3,932       24,869       29,933
                                                  ===========  ===========  ==========  ==========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                U.S. HIGH RELATIVE     DFA REAL ESTATE SECURITIES
                                      U.S. MICRO CAP PORTFOLIO PROFITABILITY PORTFOLIO         PORTFOLIO
                                      ----------------------   ----------------------  ------------------------
                                      SIX MONTHS      YEAR     SIX MONTHS     YEAR     SIX MONTHS       YEAR
                                         ENDED        ENDED       ENDED       ENDED       ENDED         ENDED
                                        APR 30,      OCT 31,     APR 30,     OCT 31,     APR 30,       OCT 31,
                                         2019         2018        2019        2018        2019          2018
                                      -----------  ----------  -----------  --------   -----------   -----------
                                      (UNAUDITED)              (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss).......................... $   34,156   $   49,928  $    7,802   $  6,528   $   180,010   $   399,946
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold/*,**/..................    225,002      264,588      (3,639)    (2,077)      (30,451)      (46,559)
       Affiliated Investment
         Companies Shares Sold.......          1          (61)         --         (3)            4           (37)
       Futures.......................     (5,420)       7,709         (52)        59        (6,732)        8,922
       Foreign Currency
         Transactions................         --           (3)         --         --            --            --
       In-Kind Redemptions...........         --           --          --         --        50,622        80,654
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........   (112,806)    (242,170)    105,724         35       899,947      (196,570)
       Affiliated Investment
         Companies Shares............         66           (7)          1          1            17            (2)
       Futures.......................      6,144       (3,647)         --         --         4,100        (2,811)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations..........    147,143       76,337     109,836      4,543     1,097,517       243,543
                                      ----------   ----------  ----------   --------   -----------   -----------
Distributions:
       Institutional Class
         Shares......................   (283,740)    (328,523)     (7,057)    (5,717)     (149,660)     (439,618)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Total Distributions........   (283,740)    (328,523)     (7,057)    (5,717)     (149,660)     (439,618)
                                      ----------   ----------  ----------   --------   -----------   -----------
Capital Share
  Transactions (1):
   Shares Issued.....................    698,594      990,936     467,544    637,379     1,111,773     1,859,208
   Shares Issued in Lieu of
     Cash Distributions..............    261,766      302,813       7,052      5,712       123,356       351,943
   Shares Redeemed...................   (663,071)    (869,977)   (140,571)   (60,262)   (1,276,293)   (1,718,594)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions.............    297,289      423,772     334,025    582,829       (41,164)      492,557
                                      ----------   ----------  ----------   --------   -----------   -----------
          Total Increase
            (Decrease) in Net
            Assets...................    160,692      171,586     436,804    581,655       906,693       296,482
NET ASSETS
   Beginning of Period...............  6,478,316    6,306,730     722,728    141,073     8,577,658     8,281,176
                                      ----------   ----------  ----------   --------   -----------   -----------
   End of Period..................... $6,639,008   $6,478,316  $1,159,532   $722,728   $ 9,484,351   $ 8,577,658
                                      ==========   ==========  ==========   ========   ===========   ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.....................     34,784       43,334      39,681     52,575        31,172        54,826
   Shares Issued in Lieu of
     Cash Distributions..............     13,888       13,706         609        468         3,552        10,160
   Shares Redeemed...................    (33,063)     (38,021)    (12,131)    (4,950)      (36,255)      (50,388)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed.................     15,609       19,019      28,159     48,093        (1,531)       14,598
                                      ==========   ==========  ==========   ========   ===========   ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         LARGE CAP INTERNATIONAL    INTERNATIONAL CORE         GLOBAL SMALL
                                                                PORTFOLIO            EQUITY PORTFOLIO       COMPANY PORTFOLIO
                                                         ----------------------  ------------------------  -------------------
                                                         SIX MONTHS     YEAR     SIX MONTHS      YEAR      SIX MONTHS   YEAR
                                                            ENDED       ENDED       ENDED        ENDED        ENDED     ENDED
                                                           APR 30,     OCT 31,     APR 30,      OCT 31,      APR 30,   OCT 31,
                                                            2019        2018        2019         2018         2019      2018
                                                         ----------- ----------  -----------  -----------  ----------- -------
                                                         (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   74,623  $  135,824  $   411,722  $   753,667    $   237   $   403
   Capital Gain Distributions Received from
     Investment Securities..............................         --          --           --           --        587       333
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (67,965)      9,278     (190,728)      37,602         --        --
       Affiliated Investment Companies Shares
         Sold...........................................         (6)        (31)           4          (83)      (237)      (93)
       Transactions Allocated from Affiliated
         Investment Company*,**.........................         --          --           --           --        721      (602)
       Futures..........................................     (1,849)      5,207         (943)      42,294         --        15
       Foreign Currency Transactions....................       (652)     (1,098)       2,144       (6,317)        --        --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................    376,743    (492,554)   1,462,548   (3,538,139)        --        --
       Affiliated Investment Companies Shares...........         20          35           96          (17)       306      (772)
       Transactions Allocated from Affiliated
         Investment Company.............................         --          --           --           --        190    (1,701)
       Futures..........................................      4,753      (3,535)      23,259      (17,544)        --        --
       Translation of Foreign Currency-
         Denominated Amounts............................        (11)       (201)         (48)        (811)        --        --
                                                         ----------  ----------  -----------  -----------    -------   -------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    385,656    (347,075)   1,708,054   (2,729,348)     1,804    (2,417)
                                                         ----------  ----------  -----------  -----------    -------   -------
Distributions:
       Institutional Class Shares.......................    (52,104)   (132,270)    (297,074)    (711,406)      (308)     (350)
                                                         ----------  ----------  -----------  -----------    -------   -------
          Total Distributions...........................    (52,104)   (132,270)    (297,074)    (711,406)      (308)     (350)
                                                         ----------  ----------  -----------  -----------    -------   -------
Capital Share Transactions (1):
   Shares Issued........................................  1,019,278   1,048,667    5,441,043    8,724,881      8,411    22,726
   Shares Issued in Lieu of Cash Distributions..........     46,307     116,674      282,294      674,993        308       350
   Shares Redeemed......................................   (742,322)   (821,680)  (4,418,497)  (4,228,499)    (5,825)   (3,950)
                                                         ----------  ----------  -----------  -----------    -------   -------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    323,263     343,661    1,304,840    5,171,375      2,894    19,126
                                                         ----------  ----------  -----------  -----------    -------   -------
          Total Increase (Decrease) in Net
            Assets......................................    656,815    (135,684)   2,715,820    1,730,621      4,390    16,359
NET ASSETS
   Beginning of Period..................................  4,587,406   4,723,090   27,174,589   25,443,968     31,380    15,021
                                                         ----------  ----------  -----------  -----------    -------   -------
   End of Period........................................ $5,244,221  $4,587,406  $29,890,409  $27,174,589    $35,770   $31,380
                                                         ==========  ==========  ===========  ===========    =======   =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     48,793      44,730      439,660      611,977        815     1,939
   Shares Issued in Lieu of Cash Distributions..........      2,229       5,040       23,614       48,289         31        31
   Shares Redeemed......................................    (35,522)    (35,059)    (360,563)    (299,311)      (572)     (346)
                                                         ----------  ----------  -----------  -----------    -------   -------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     15,500      14,711      102,711      360,955        274     1,624
                                                         ==========  ==========  ===========  ===========    =======   =======

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            INTERNATIONAL SMALL        JAPANESE SMALL      ASIA PACIFIC SMALL
                                                             COMPANY PORTFOLIO       COMPANY PORTFOLIO      COMPANY PORTFOLIO
                                                         ------------------------  ---------------------  --------------------
                                                         SIX MONTHS      YEAR      SIX MONTHS    YEAR     SIX MONTHS    YEAR
                                                            ENDED        ENDED        ENDED      ENDED       ENDED      ENDED
                                                           APR 30,      OCT 31,      APR 30,    OCT 31,     APR 30,    OCT 31,
                                                            2019         2018         2019       2018        2019       2018
                                                         -----------  -----------  ----------- ---------  ----------- --------
                                                         (UNAUDITED)               (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   136,255  $   305,199   $  6,493   $  10,186   $  5,523   $ 12,981
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated
         Investment Company*,**.........................     194,248      549,889      3,900      36,946      1,984    (13,453)
       Futures..........................................      (1,000)      17,382         --          --         --         --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................         108           --         --          --         --         --
       Transactions Allocated from Affiliated
         Investment Company.............................     242,534   (2,214,609)   (21,064)   (101,251)    25,627    (33,087)
       Futures..........................................       6,908       (9,491)        --          --         --         --
                                                         -----------  -----------   --------   ---------   --------   --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     579,053   (1,351,630)   (10,671)    (54,119)    33,134    (33,559)
                                                         -----------  -----------   --------   ---------   --------   --------
Distributions:
       Institutional Class Shares.......................    (740,835)    (711,038)   (39,387)    (15,936)   (11,260)   (13,370)
                                                         -----------  -----------   --------   ---------   --------   --------
          Total Distributions...........................    (740,835)    (711,038)   (39,387)    (15,936)   (11,260)   (13,370)
                                                         -----------  -----------   --------   ---------   --------   --------
Capital Share Transactions (1):
   Shares Issued........................................   1,902,140    2,606,895     38,156     141,296     11,726    103,070
   Shares Issued in Lieu of Cash Distributions..........     712,536      680,889     36,290      14,541     10,374     12,186
   Shares Redeemed......................................  (2,485,648)  (2,059,202)   (55,779)   (111,110)   (11,921)   (54,145)
                                                         -----------  -----------   --------   ---------   --------   --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................     129,028    1,228,582     18,667      44,727     10,179     61,111
                                                         -----------  -----------   --------   ---------   --------   --------
          Total Increase (Decrease) in Net
            Assets......................................     (32,754)    (834,086)   (31,391)    (25,328)    32,053     14,182
NET ASSETS
   Beginning of Period..................................  12,656,204   13,490,290    622,650     647,978    346,335    332,153
                                                         -----------  -----------   --------   ---------   --------   --------
   End of Period........................................ $12,623,450  $12,656,204   $591,259   $ 622,650   $378,388   $346,335
                                                         ===========  ===========   ========   =========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     111,807      124,547      1,648       4,906        572      4,371
   Shares Issued in Lieu of Cash Distributions..........      44,701       33,057      1,637         505        522        527
   Shares Redeemed......................................    (145,395)     (98,779)    (2,400)     (3,870)      (567)    (2,282)
                                                         -----------  -----------   --------   ---------   --------   --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      11,113       58,825        885       1,541        527      2,616
                                                         ===========  ===========   ========   =========   ========   ========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         UNITED KINGDOM SMALL   CONTINENTAL SMALL     DFA INTERNATIONAL REAL
                                                          COMPANY PORTFOLIO     COMPANY PORTFOLIO    ESTATE SECURITIES PORTFOLIO
                                                         -------------------  ---------------------  --------------------------
                                                         SIX MONTHS   YEAR    SIX MONTHS    YEAR     SIX MONTHS       YEAR
                                                            ENDED     ENDED      ENDED      ENDED       ENDED         ENDED
                                                           APR 30,   OCT 31,    APR 30,    OCT 31,     APR 30,       OCT 31,
                                                            2019      2018       2019       2018        2019          2018
                                                         ----------- -------  ----------- ---------  -----------   -----------
                                                         (UNAUDITED)          (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).........................   $   420   $ 1,170   $   5,436  $  15,590  $  111,498    $   245,747
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................        --        --          --         --    (102,659)       (55,861)
       Affiliated Investment Companies Shares
         Sold...........................................        --        --          --         --           1            (50)
       Transactions Allocated from Affiliated
         Investment Company*,**.........................        55     2,228      49,188     19,862          --             --
       Futures..........................................        --        --          --         --      (1,258)         6,053
       Foreign Currency Transactions....................        --        --          --         --         834          3,300
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency.......        --        --          --         --     551,631       (212,037)
       Affiliated Investment Companies Shares...........        --        --          --         --           9              6
       Transactions Allocated from Affiliated
         Investment Company.............................     1,604    (7,070)     (9,834)  (119,115)         --             --
       Futures..........................................        --        --          --         --       3,208         (1,430)
       Translation of Foreign Currency-Denominated
         Amounts........................................        --        --          --         --          85           (239)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     2,079    (3,672)     44,790    (83,663)    563,349        (14,511)
                                                           -------   -------   ---------  ---------  ----------    -----------
Distributions:
       Institutional Class Shares.......................    (1,692)   (3,924)    (21,094)   (20,414)   (302,662)      (241,977)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Total Distributions...........................    (1,692)   (3,924)    (21,094)   (20,414)   (302,662)      (241,977)
                                                           -------   -------   ---------  ---------  ----------    -----------
Capital Share Transactions (1):
   Shares Issued........................................     1,072     2,809      99,162    207,831     591,761      1,129,099
   Shares Issued in Lieu of Cash Distributions..........     1,517     3,396      20,000     19,301     297,390        238,291
   Shares Redeemed......................................    (8,164)   (7,435)   (144,846)   (69,751)   (904,436)    (1,166,148)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    (5,575)   (1,230)    (25,684)   157,381     (15,285)       201,242
                                                           -------   -------   ---------  ---------  ----------    -----------
          Total Increase (Decrease) in Net
            Assets......................................    (5,188)   (8,826)     (1,988)    53,304     245,402        (55,246)
NET ASSETS
   Beginning of Period..................................    36,351    45,177     645,651    592,347   5,442,507      5,497,753
                                                           -------   -------   ---------  ---------  ----------    -----------
   End of Period........................................   $31,163   $36,351   $ 643,663  $ 645,651  $5,687,909    $ 5,442,507
                                                           =======   =======   =========  =========  ==========    ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................        42        91       4,406      7,354     120,393        219,592
   Shares Issued in Lieu of Cash Distributions..........        66       114         925        709      64,510         46,632
   Shares Redeemed......................................      (341)     (239)     (6,201)    (2,541)   (189,862)      (228,031)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      (233)      (34)       (870)     5,522      (4,959)        38,193
                                                           =======   =======   =========  =========  ==========    ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     DFA GLOBAL REAL ESTATE    DFA INTERNATIONAL SMALL  INTERNATIONAL VECTOR EQUITY
                                                      SECURITIES PORTFOLIO       CAP VALUE PORTFOLIO           PORTFOLIO
                                                    ------------------------  ------------------------  --------------------------
                                                    SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                                       ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                                      APR 30,      OCT 31,      APR 30,      OCT 31,      APR 30,       OCT 31,
                                                       2019         2018         2019         2018         2019          2018
                                                    -----------  -----------  -----------  -----------  -----------    ----------
                                                    (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   245,422  $   319,485  $   145,881  $   333,887  $   33,004    $   63,232
   Capital Gain Distributions Received from
     Investment Securities.........................          --        5,030           --           --          --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/............       4,056      (30,218)      43,249      489,396     (14,545)       81,370
       Affiliated Investment Companies
         Shares Sold...............................      23,983       13,679            8          (64)         (1)           (4)
       Futures.....................................        (135)          --       (2,562)      19,832      (1,747)          (84)
       Foreign Currency Transactions...............          --           --         (522)     (11,795)       (520)         (430)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     398,356       (6,013)      78,543   (2,949,087)    103,233      (401,480)
       Affiliated Investment Companies
         Shares....................................     225,017     (177,027)          56          (36)         11            (6)
       Futures.....................................          --           --        7,897       (7,629)         --            --
       Translation of Foreign Currency-
         Denominated Amounts.......................          --           --         (166)        (512)        (56)          (65)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................     896,699      124,936      272,384   (2,126,008)    119,379      (257,467)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
Distributions:
       Institutional Class Shares..................    (351,905)    (255,497)    (616,000)    (896,785)    (97,827)      (69,245)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Total Distributions......................    (351,905)    (255,497)    (616,000)    (896,785)    (97,827)      (69,245)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
Capital Share Transactions (1):
   Shares Issued...................................   1,089,871    2,076,669    2,085,486    2,575,335     702,599       587,591
   Shares Issued in Lieu of Cash
     Distributions.................................     335,724      245,163      556,119      810,215      93,072        68,621
   Shares Redeemed.................................  (1,144,784)  (1,469,129)  (2,284,232)  (2,737,533)   (671,865)     (418,135)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............     280,811      852,703      357,373      648,017     123,806       238,077
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Total Increase (Decrease) in Net
            Assets.................................     825,605      722,142       13,757   (2,374,776)    145,358       (88,635)
NET ASSETS
   Beginning of Period.............................   7,475,924    6,753,782   13,787,695   16,162,471   2,441,217     2,529,852
                                                    -----------  -----------  -----------  -----------  ----------     ----------
   End of Period................................... $ 8,301,529  $ 7,475,924  $13,801,452  $13,787,695  $2,586,575    $2,441,217
                                                    ===========  ===========  ===========  ===========  ==========     ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................      99,547      193,699      118,434      116,242      64,167        44,843
   Shares Issued in Lieu of Cash
     Distributions.................................      32,690       22,410       33,421       36,559       8,921         5,242
   Shares Redeemed.................................    (106,641)    (137,791)    (130,126)    (123,463)    (61,404)      (31,849)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................      25,596       78,318       21,729       29,338      11,684        18,236
                                                    ===========  ===========  ===========  ===========  ==========     ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                INTERNATIONAL HIGH RELATIVE  WORLD EX U.S. VALUE  WORLD EX U.S. TARGETED
                                                PROFITABILITY PORTFOLIO           PORTFOLIO          VALUE PORTFOLIO
                                                --------------------------  --------------------  ---------------------
                                                SIX MONTHS       YEAR       SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                                   ENDED         ENDED         ENDED      ENDED      ENDED      ENDED
                                                  APR 30,       OCT 31,       APR 30,    OCT 31,    APR 30,    OCT 31,
                                                   2019          2018          2019       2018       2019       2018
                                                -----------     --------    ----------- --------  ----------- ---------
                                                (UNAUDITED)                 (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................  $  5,219      $  4,407      $  3,514   $  6,776   $   5,302  $  10,453
   Capital Gain Distributions Received
     from Investment Securities................        --            --           766        772          --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/........    (3,545)       (1,478)           --         --       3,466     14,758
       Affiliated Investment Companies
         Shares Sold...........................        (1)           --          (628)      (152)         --         (1)
       Transactions Allocated from
         Affiliated Investment
         Company*,**...........................        --            --           682      4,866          --         --
       Futures.................................       255           167          (109)        --        (308)        22
       Foreign Currency Transactions...........       (52)           35            --         --         (66)      (268)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................    34,472       (27,436)           --         --      23,747    (98,264)
       Affiliated Investment Companies
         Shares................................        --            --           265     (4,644)         --         --
       Transactions Allocated from
         Affiliated Investment Company.........        --            --        10,739    (30,618)         --         --
       Translation of Foreign
         Currency-Denominated Amounts..........       (10)           (7)           --         --          (6)        (8)
                                                 --------       --------     --------   --------   ---------  ---------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    36,338       (24,312)       15,229    (23,000)     32,135    (73,308)
                                                 --------       --------     --------   --------   ---------  ---------
Distributions:
       Institutional Class Shares..............    (3,225)       (3,960)       (7,673)    (8,118)    (14,079)   (18,759)
                                                 --------       --------     --------   --------   ---------  ---------
          Total Distributions..................    (3,225)       (3,960)       (7,673)    (8,118)    (14,079)   (18,759)
                                                 --------       --------     --------   --------   ---------  ---------
Capital Share Transactions (1):
   Shares Issued...............................   182,636       252,625        67,430     78,125     245,029    215,731
   Shares Issued in Lieu of Cash
     Distributions.............................     3,224         3,958         7,666      8,111      14,048     18,713
   Shares Redeemed.............................   (47,301)      (29,236)      (42,165)   (61,001)   (182,854)  (148,726)
                                                 --------       --------     --------   --------   ---------  ---------
          Net Increase (Decrease) from
            Capital Share Transactions.........   138,559       227,347        32,931     25,235      76,223     85,718
                                                 --------       --------     --------   --------   ---------  ---------
          Total Increase (Decrease) in
            Net Assets.........................   171,672       199,075        40,487     (5,883)     94,279     (6,349)
NET ASSETS
   Beginning of Period.........................   266,868        67,793       240,668    246,551     460,155    466,504
                                                 --------       --------     --------   --------   ---------  ---------
   End of Period...............................  $438,540      $266,868      $281,155   $240,668   $ 554,434  $ 460,155
                                                 ========       ========     ========   ========   =========  =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................    18,730        23,561         6,186      6,253      20,451     15,217
   Shares Issued in Lieu of Cash
     Distributions.............................       328           374           738        657       1,213      1,301
   Shares Redeemed.............................    (4,944)       (2,797)       (3,823)    (4,751)    (15,157)   (10,739)
                                                 --------       --------     --------   --------   ---------  ---------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........    14,114        21,138         3,101      2,159       6,507      5,779
                                                 ========       ========     ========   ========   =========  =========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         WORLD EX U.S. CORE EQUITY   WORLD CORE EQUITY      SELECTIVELY HEDGED
                                                                PORTFOLIO                PORTFOLIO        GLOBAL EQUITY PORTFOLIO
                                                         ------------------------  ---------------------  ---------------------
                                                         SIX MONTHS      YEAR      SIX MONTHS    YEAR     SIX MONTHS     YEAR
                                                            ENDED        ENDED        ENDED      ENDED       ENDED       ENDED
                                                           APR 30,      OCT 31,      APR 30,    OCT 31,     APR 30,     OCT 31,
                                                            2019         2018         2019       2018        2019        2018
                                                         -----------  ----------   ----------- ---------  -----------  ---------
                                                         (UNAUDITED)               (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   42,057   $   81,701    $  6,897   $  13,553   $  3,730    $   7,842
   Capital Gain Distributions Received from
     Investment Securities..............................         --           --       2,509       1,843      1,971        1,607
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (11,038)      21,093          --          --         --            1
       Affiliated Investment Companies Shares
         Sold...........................................         (1)          (7)     (2,690)      1,952     (3,060)       2,046
       Futures..........................................     (1,060)       1,743         (63)        145     (2,076)       3,877
       Foreign Currency Transactions....................       (140)        (951)         --          --         --           --
       Forward Currency Contracts.......................         --           --          --          --      2,569        4,871
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................    238,349     (472,935)         --          --          2           13
       Affiliated Investment Companies Shares...........          9           (1)     61,804     (39,888)    28,836      (27,187)
       Futures..........................................         --           --          --          --      2,381       (2,628)
       Translation of Foreign Currency-
         Denominated Amounts............................        (48)         (79)         --          --         --           --
       Forward Currency Contracts.......................         --           --          --          --     (1,116)         178
                                                         ----------   ----------    --------   ---------   --------    ---------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    268,128     (369,436)     68,457     (22,395)    33,237       (9,380)
                                                         ----------   ----------    --------   ---------   --------    ---------
Distributions:
       Institutional Class Shares.......................    (48,817)     (75,944)    (12,170)    (14,502)   (16,865)     (11,171)
                                                         ----------   ----------    --------   ---------   --------    ---------
          Total Distributions...........................    (48,817)     (75,944)    (12,170)    (14,502)   (16,865)     (11,171)
                                                         ----------   ----------    --------   ---------   --------    ---------
Capital Share Transactions (1):
   Shares Issued........................................    789,969    1,408,140     132,763     346,536     52,637      114,026
   Shares Issued in Lieu of Cash Distributions..........     47,153       72,834      12,074      14,069     16,808       11,131
   Shares Redeemed......................................   (555,805)    (711,170)    (65,880)   (129,087)   (59,766)    (103,615)
                                                         ----------   ----------    --------   ---------   --------    ---------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    281,317      769,804      78,957     231,518      9,679       21,542
                                                         ----------   ----------    --------   ---------   --------    ---------
          Total Increase (Decrease) in Net
            Assets......................................    500,628      324,424     135,244     194,621     26,051          991
NET ASSETS
   Beginning of Period..................................  3,129,791    2,805,367     741,512     546,891    403,195      402,204
                                                         ----------   ----------    --------   ---------   --------    ---------
   End of Period........................................ $3,630,419   $3,129,791    $876,756   $ 741,512   $429,246    $ 403,195
                                                         ==========   ==========    ========   =========   ========    =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     74,884      116,093       8,935      20,931      3,538        6,816
   Shares Issued in Lieu of Cash Distributions..........      4,674        6,147         832         856      1,185          679
   Shares Redeemed......................................    (52,766)     (59,215)     (4,344)     (7,697)    (4,042)      (6,176)
                                                         ----------   ----------    --------   ---------   --------    ---------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     26,792       63,025       5,423      14,090        681        1,319
                                                         ==========   ==========    ========   =========   ========    =========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(1), $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        EMERGING MARKETS         EMERGING MARKETS      EMERGING MARKETS VALUE
                                                           PORTFOLIO           SMALL CAP PORTFOLIO            PORTFOLIO
                                                    -----------------------  -----------------------  ------------------------
                                                    SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS      YEAR
                                                       ENDED       ENDED        ENDED       ENDED        ENDED        ENDED
                                                      APR 30,     OCT 31,      APR 30,     OCT 31,      APR 30,      OCT 31,
                                                       2019        2018         2019        2018         2019         2018
                                                    ----------- -----------  ----------- -----------  -----------  -----------
                                                    (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   39,703  $   127,713  $   46,101  $   172,421  $   114,003  $   453,039
   Net Realized Gain (Loss) on:
       Transactions Allocated from
         Affiliated Investment
         Company*,**...............................    (15,692)      76,077      73,008      185,571      100,918      304,582
   Change in Unrealized Appreciation
     (Depreciation) of:
       Transactions Allocated from
         Affiliated Investment Company.............    626,514     (937,174)    769,601   (1,598,746)   1,327,074   (2,444,307)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    650,525     (733,384)    888,710   (1,240,754)   1,541,995   (1,686,686)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
Distributions:
       Class R2 Shares.............................         --           --          --           --         (298)        (632)
       Institutional Class Shares..................    (34,000)    (115,293)   (248,942)    (339,983)    (195,858)    (438,799)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Total Distributions......................    (34,000)    (115,293)   (248,942)    (339,983)    (196,156)    (439,431)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................    832,653    1,740,732     637,656    1,502,030    2,007,377    2,709,737
   Shares Issued in Lieu of Cash
     Distributions.................................     30,550      104,589     232,932      321,912      184,862      416,976
   Shares Redeemed.................................   (780,360)  (2,235,370)   (793,836)  (1,188,516)  (1,502,626)  (3,958,464)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions.............     82,843     (390,049)     76,752      635,426      689,613     (831,751)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net
            Assets.................................    699,368   (1,238,726)    716,520     (945,311)   2,035,452   (2,957,868)
NET ASSETS
   Beginning of Period.............................  5,394,188    6,632,914   6,304,406    7,249,717   16,456,560   19,414,428
                                                    ----------  -----------  ----------  -----------  -----------  -----------
   End of Period................................... $6,093,556  $ 5,394,188  $7,020,926  $ 6,304,406  $18,492,012  $16,456,560
                                                    ==========  ===========  ==========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................     31,148       59,520      32,323       66,017       70,844       88,155
   Shares Issued in Lieu of Cash
     Distributions.................................      1,194        3,693      12,571       14,324        6,920       14,033
   Shares Redeemed.................................    (29,172)     (75,814)    (40,560)     (52,180)     (53,696)    (128,806)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................      3,170      (12,601)      4,334       28,161       24,068      (26,618)
                                                    ==========  ===========  ==========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $(144), respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                            EMERGING MARKETS CORE   EMERGING MARKETS TARGETED
                                                                              EQUITY PORTFOLIO           VALUE PORTFOLIO
                                                                          ------------------------  -------------------------
                                                                                                             PERIOD
                                                                                                             NOV 14,
                                                                          SIX MONTHS      YEAR               2018(A)
                                                                             ENDED        ENDED                TO
                                                                            APR 30,      OCT 31,             APR 30,
                                                                             2019         2018                2019
                                                                          -----------  -----------  -------------------------
                                                                          (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $   191,186  $   640,665          $    494
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..................................    (191,846)      31,925               158
       Affiliated Investment Companies Shares Sold.......................           9          (73)               --
       Futures...........................................................       2,305       23,201                39
       Foreign Currency Transactions.....................................       1,387       (8,571)              (40)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........................   3,159,593   (4,701,470)            7,910
       Affiliated Investment Companies Shares............................          56          (27)               --
       Futures...........................................................      21,428      (14,163)               --
       Translation of Foreign Currency-Denominated Amounts...............         (33)        (112)               (1)
                                                                          -----------  -----------          --------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................   3,184,085   (4,028,625)            8,560
                                                                          -----------  -----------          --------
Distributions:
       Institutional Class Shares........................................    (202,687)    (593,704)              (64)
                                                                          -----------  -----------          --------
          Total Distributions............................................    (202,687)    (593,704)              (64)
                                                                          -----------  -----------          --------
Capital Share Transactions (1):
   Shares Issued.........................................................   3,557,676    7,226,472           114,217
   Shares Issued in Lieu of Cash Distributions...........................     191,145      559,808                64
   Shares Redeemed.......................................................  (3,094,651)  (4,876,914)           (5,124)
                                                                          -----------  -----------          --------
          Net Increase (Decrease) from Capital Share Transactions........     654,170    2,909,366           109,157
                                                                          -----------  -----------          --------
          Total Increase (Decrease) in Net Assets........................   3,635,568   (1,712,963)          117,653
NET ASSETS
   Beginning of Period...................................................  25,372,759   27,085,722                --
                                                                          -----------  -----------          --------
   End of Period......................................................... $29,008,327  $25,372,759          $117,653
                                                                          ===========  ===========          ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................     177,591      325,137            11,301
   Shares Issued in Lieu of Cash Distributions...........................       9,911       26,402                 6
   Shares Redeemed.......................................................    (156,020)    (222,685)             (484)
                                                                          -----------  -----------          --------
          Net Increase (Decrease) from Shares Issued and Redeemed........      31,482      128,854            10,823
                                                                          ===========  ===========          ========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $(1) and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(5) and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                      --------------------------------------------------------------
                                                      SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                         ENDED        ENDED     ENDED     ENDED     ENDED     ENDED
                                                        APR 30,      OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                         2019         2018      2017      2016      2015      2014
                                                      -----------   --------  --------  --------  --------  --------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period.................  $  13.03     $  14.54  $  12.22  $  12.54  $  13.65  $  11.70
                                                       --------     --------  --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)......................      0.14         0.26      0.18      0.10      0.07      0.07
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................      1.14         0.52      2.63      0.45      0.53      1.94
                                                       --------     --------  --------  --------  --------  --------
       Total from Investment Operations..............      1.28         0.78      2.81      0.55      0.60      2.01
                                                       --------     --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.............................     (0.19)       (0.25)    (0.13)    (0.08)    (0.05)    (0.06)
   Net Realized Gains................................     (0.57)       (2.04)    (0.36)    (0.79)    (1.66)       --
                                                       --------     --------  --------  --------  --------  --------
       Total Distributions...........................     (0.76)       (2.29)    (0.49)    (0.87)    (1.71)    (0.06)
                                                       --------     --------  --------  --------  --------  --------
Net Asset Value, End of Period.......................  $  13.55     $  13.03  $  14.54  $  12.22  $  12.54  $  13.65
                                                       ========     ========  ========  ========  ========  ========
Total Return.........................................     10.86%(B)     5.62%    23.53%     4.75%     5.25%    17.18%
                                                       --------     --------  --------  --------  --------  --------
Net Assets, End of Period (thousands)................  $346,494     $327,063  $322,347  $238,413  $203,641  $216,719
Ratio of Expenses to Average Net Assets..............      0.15%(C)     0.15%     0.18%     0.23%     0.24%     0.23%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))............................      0.24%(C)     0.23%     0.24%     0.24%     0.24%     0.23%
Ratio of Net Investment Income to Average............
  Net Assets.........................................      2.19%(C)     1.94%     1.36%     0.80%     0.53%     0.55%
Portfolio Turnover Rate..............................        55%(B)       91%      122%      119%      223%      202%
                                                       --------     --------  --------  --------  --------  --------

                                                                        U.S. LARGE CAP EQUITY PORTFOLIO
                                                      -------------------------------------------------------------------
                                                       SIX MONTHS       YEAR        YEAR       YEAR      YEAR      YEAR
                                                          ENDED         ENDED       ENDED      ENDED     ENDED     ENDED
                                                         APR 30,       OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                          2019          2018        2017       2016      2015      2014
                                                      -----------    ----------  ----------  --------  --------  --------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period................. $    16.75     $    15.93  $    13.06  $  12.86  $  12.65  $  11.07
                                                      ----------     ----------  ----------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)......................       0.15           0.28        0.26      0.25      0.23      0.21
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................       1.43           0.81        2.87      0.19      0.21      1.57
                                                      ----------     ----------  ----------  --------  --------  --------
       Total from Investment Operations..............       1.58           1.09        3.13      0.44      0.44      1.78
                                                      ----------     ----------  ----------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.............................      (0.16)         (0.27)      (0.26)    (0.24)    (0.21)    (0.20)
   Net Realized Gains................................         --             --          --        --     (0.02)       --
                                                      ----------     ----------  ----------  --------  --------  --------
       Total Distributions...........................      (0.16)         (0.27)      (0.26)    (0.24)    (0.23)    (0.20)
                                                      ----------     ----------  ----------  --------  --------  --------
Net Asset Value, End of Period....................... $    18.17     $    16.75  $    15.93  $  13.06  $  12.86  $  12.65
                                                      ==========     ==========  ==========  ========  ========  ========
Total Return.........................................       9.52%(B)       6.82%      24.16%     3.51%     3.49%    16.19%
                                                      ----------     ----------  ----------  --------  --------  --------
Net Assets, End of Period (thousands)................ $1,654,741     $1,457,218  $1,212,883  $851,323  $699,144  $274,955
Ratio of Expenses to Average Net Assets..............       0.18%(C)       0.17%       0.17%     0.18%     0.19%     0.19%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))............................       0.18%(C)       0.17%       0.17%     0.17%     0.19%     0.20%
Ratio of Net Investment Income to Average............
  Net Assets.........................................       1.82%(C)       1.64%       1.74%     1.99%     1.77%     1.75%
Portfolio Turnover Rate..............................         10%(B)          7%         11%       12%       12%        1%
                                                      ----------     ----------  ----------  --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      U.S. LARGE CAP VALUE PORTFOLIO
                                             -------------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                  2019          2018         2017         2016         2015         2014
                                             -----------     -----------  -----------  -----------  -----------  -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     37.41     $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
                                             -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.41            0.78         0.74         0.70         0.69         0.56
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.97            0.35         6.99         0.71        (0.32)        4.02
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....        1.38            1.13         7.73         1.41         0.37         4.58
                                             -----------     -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.34)          (0.73)       (0.70)       (0.70)       (0.66)       (0.55)
   Net Realized Gains.......................       (1.80)          (1.83)       (0.82)       (1.35)       (0.19)          --
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total Distributions..................       (2.14)          (2.56)       (1.52)       (2.05)       (0.85)       (0.55)
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period.............. $     36.65     $     37.41  $     38.84  $     32.63  $     33.27  $     33.75
                                             ===========     ===========  ===========  ===========  ===========  ===========
Total Return................................        4.37%(B)        2.79%       24.11%        4.58%        1.16%       15.49%
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)....... $26,217,538     $25,268,336  $23,732,871  $17,673,253  $15,807,935  $15,146,981
Ratio of Expenses to Average
  Net Assets (D)............................        0.27%(C)        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (D)............        0.37%(C)        0.37%        0.37%        0.37%        0.30%        0.27%
Ratio of Net Investment Income to
  Average Net Assets........................        2.33%(C)        1.98%        2.03%        2.24%        2.04%        1.75%
                                             -----------     -----------  -----------  -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                             -----------------------------------------------------------
                                             SIX MONTHS      YEAR     YEAR     YEAR      YEAR     YEAR
                                                ENDED        ENDED    ENDED    ENDED     ENDED    ENDED
                                               APR 30,      OCT 31,  OCT 31,  OCT 31,   OCT 31,  OCT 31,
                                                2019         2018     2017     2016      2015     2014
                                             -----------   -------   -------  -------  -------   -------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period........   $ 23.45     $ 25.15   $ 21.26  $ 21.58  $ 23.19   $ 22.63
                                               -------     -------   -------  -------  -------   -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............      0.14        0.28      0.25     0.24     0.26      0.18
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.69       (0.63)     4.66     0.60    (0.61)     1.86
                                               -------     -------   -------  -------  -------   -------
       Total from Investment Operations.....      0.83       (0.35)     4.91     0.84    (0.35)     2.04
                                               -------     -------   -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income....................     (0.12)      (0.26)    (0.24)   (0.27)   (0.25)    (0.16)
   Net Realized Gains.......................     (0.94)      (1.09)    (0.78)   (0.89)   (1.01)    (1.32)
                                               -------     -------   -------  -------  -------   -------
       Total Distributions..................     (1.06)      (1.35)    (1.02)   (1.16)   (1.26)    (1.48)
                                               -------     -------   -------  -------  -------   -------
Net Asset Value, End of Period..............   $ 23.22     $ 23.45   $ 25.15  $ 21.26  $ 21.58   $ 23.19
                                               =======     =======   =======  =======  =======   =======
Total Return................................      4.20%(B)   (1.61%)   23.32%    4.21%   (1.33%)    9.47%
                                               -------     -------   -------  -------  -------   -------
Net Assets, End of Period (thousands).......   $52,278     $47,848   $54,960  $35,661  $40,159   $16,971
Ratio of Expenses to Average Net Assets.....      0.47%(C)    0.47%     0.47%    0.47%    0.47%     0.47%
Ratio of Net Investment Income to
  Average Net Assets........................      1.27%(C)    1.10%     1.03%    1.16%    1.15%     0.79%
Portfolio Turnover Rate.....................         5%(B)      23%       23%      28%      15%       10%
                                               -------     -------   -------  -------  -------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                             ---------------------------------------------------------------
                                             SIX MONTHS      YEAR       YEAR      YEAR      YEAR      YEAR
                                                ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                               APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                2019         2018       2017      2016      2015      2014
                                             -----------   --------   --------  --------  --------   -------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period........   $ 23.32     $  25.03   $  21.16  $  21.51  $  23.12   $ 22.57
                                               -------     --------   --------  --------  --------   -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............      0.13         0.24       0.21      0.20      0.23      0.15
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.69        (0.63)      4.65      0.60     (0.61)     1.84
                                               -------     --------   --------  --------  --------   -------
       Total from Investment Operations.....      0.82        (0.39)      4.86      0.80     (0.38)     1.99
                                               -------     --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income....................     (0.10)       (0.23)     (0.21)    (0.26)    (0.22)    (0.12)
   Net Realized Gains.......................     (0.94)       (1.09)     (0.78)    (0.89)    (1.01)    (1.32)
                                               -------     --------   --------  --------  --------   -------
       Total Distributions..................     (1.04)       (1.32)     (0.99)    (1.15)    (1.23)    (1.44)
                                               -------     --------   --------  --------  --------   -------
Net Asset Value, End of Period..............   $ 23.10     $  23.32   $  25.03  $  21.16  $  21.51   $ 23.12
                                               =======     ========   ========  ========  ========   =======
Total Return................................      4.17%(B)    (1.79%)    23.17%     4.04%    (1.49%)    9.30%
                                               -------     --------   --------  --------  --------   -------
Net Assets, End of Period (thousands).......   $90,324     $108,168   $156,809  $147,945  $135,412   $82,977
Ratio of Expenses to Average Net Assets.....      0.62%(C)     0.62%      0.62%     0.62%     0.63%     0.62%
Ratio of Net Investment Income to
  Average Net Assets........................      1.14%(C)     0.95%      0.90%     1.00%     1.02%     0.64%
Portfolio Turnover Rate.....................         5%(B)       23%        23%       28%       15%       10%
                                               -------     --------   --------  --------  --------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                 ------------------------------------------------------------------------------
                                                   SIX MONTHS        YEAR         YEAR         YEAR        YEAR         YEAR
                                                      ENDED          ENDED        ENDED        ENDED       ENDED        ENDED
                                                     APR 30,        OCT 31,      OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                      2019           2018         2017         2016        2015         2014
                                                 -----------     -----------   -----------  ----------  ----------   ----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period............ $     23.46     $     25.16   $     21.26  $    21.56  $    23.16   $    22.60
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss).................        0.15            0.30          0.27        0.25        0.29         0.21
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        0.69           (0.63)         4.67        0.60       (0.61)        1.85
                                                 -----------     -----------   -----------  ----------  ----------   ----------
       Total from Investment Operations.........        0.84           (0.33)         4.94        0.85       (0.32)        2.06
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income........................       (0.13)          (0.28)        (0.26)      (0.26)      (0.27)       (0.18)
   Net Realized Gains...........................       (0.94)          (1.09)        (0.78)      (0.89)      (1.01)       (1.32)
                                                 -----------     -----------   -----------  ----------  ----------   ----------
       Total Distributions......................       (1.07)          (1.37)        (1.04)      (1.15)      (1.28)       (1.50)
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Net Asset Value, End of Period.................. $     23.23     $     23.46   $     25.16  $    21.26  $    21.56   $    23.16
                                                 ===========     ===========   ===========  ==========  ==========   ==========
Total Return....................................        4.26%(B)       (1.52%)       23.46%       4.29%      (1.20%)       9.58%
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........... $11,073,874     $10,307,146   $10,528,662  $7,884,683  $6,987,896   $5,490,959
Ratio of Expenses to Average Net Assets.........        0.37%(C)        0.37%         0.37%       0.37%       0.37%        0.37%
Ratio of Net Investment Income to Average Net
  Assets........................................        1.37%(C)        1.20%         1.13%       1.24%       1.28%        0.90%
Portfolio Turnover Rate.........................           5%(B)          23%           23%         28%         15%          10%
                                                 -----------     -----------   -----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       U.S. SMALL CAP VALUE PORTFOLIO
                                             ---------------------------------------------------------------------------------
                                               SIX MONTHS        YEAR         YEAR         YEAR          YEAR         YEAR
                                                  ENDED          ENDED        ENDED        ENDED         ENDED        ENDED
                                                 APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                  2019           2018         2017         2016          2015         2014
                                             -----------     -----------   -----------  -----------  -----------   -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     36.39     $     39.07   $     32.75  $     33.08  $     35.82   $     34.48
                                             -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.20            0.39          0.31         0.32         0.41          0.23
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.26           (0.90)         7.71         1.06        (1.44)         2.93
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....        0.46           (0.51)         8.02         1.38        (1.03)         3.16
                                             -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.17)          (0.37)        (0.30)       (0.33)       (0.38)        (0.22)
   Net Realized Gains.......................       (1.95)          (1.80)        (1.40)       (1.38)       (1.33)        (1.60)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (2.12)          (2.17)        (1.70)       (1.71)       (1.71)        (1.82)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period.............. $     34.73     $     36.39   $     39.07  $     32.75  $     33.08   $     35.82
                                             ===========     ===========   ===========  ===========  ===========   ===========
Total Return................................        2.03%(B)       (1.48%)       24.67%        4.49%       (2.83%)        9.49%
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)....... $14,879,196     $14,732,615   $15,165,867  $12,613,185  $11,680,262   $11,512,306
Ratio of Expenses to Average Net Assets.....        0.52%(C)        0.52%         0.52%        0.52%        0.52%         0.52%
Ratio of Net Investment Income to
  Average Net Assets........................        1.21%(C)        1.00%         0.83%        1.01%        1.18%         0.66%
Portfolio Turnover Rate.....................          10%(B)          27%           24%          19%          17%            9%
                                             -----------     -----------   -----------  -----------  -----------   -----------

                                                                       U.S. CORE EQUITY 1 PORTFOLIO
                                             -------------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                  2019          2018         2017         2016         2015         2014
                                             -----------     -----------  -----------  -----------  -----------  -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     22.77     $     22.01  $     18.00  $     17.90  $     17.71  $     15.74
                                             -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.20            0.36         0.33         0.33         0.31         0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        1.68            0.88         4.12         0.30         0.26         2.02
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....        1.88            1.24         4.45         0.63         0.57         2.29
                                             -----------     -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.20)          (0.35)       (0.35)       (0.32)       (0.30)       (0.25)
   Net Realized Gains.......................       (0.14)          (0.13)       (0.09)       (0.21)       (0.08)       (0.07)
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total Distributions..................       (0.34)          (0.48)       (0.44)       (0.53)       (0.38)       (0.32)
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period.............. $     24.31     $     22.77  $     22.01  $     18.00  $     17.90  $     17.71
                                             ===========     ===========  ===========  ===========  ===========  ===========
Total Return................................        8.48%(B)        5.59%       24.93%        3.68%        3.26%       14.72%
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)....... $26,189,730     $23,629,726  $20,762,742  $14,960,159  $13,275,774  $10,780,830
Ratio of Expenses to Average Net Assets.....        0.19%(C)        0.19%        0.19%        0.19%        0.19%        0.19%
Ratio of Net Investment Income to
  Average Net Assets........................        1.74%(C)        1.55%        1.64%        1.88%        1.71%        1.61%
Portfolio Turnover Rate.....................           2%(B)           3%           3%           4%           4%           5%
                                             -----------     -----------  -----------  -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        U.S. CORE EQUITY 2 PORTFOLIO
                                              -------------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                   2019          2018         2017         2016         2015         2014
                                              -----------     -----------  -----------  -----------  -----------  -----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period......... $     21.25     $     20.90  $     17.19  $     17.26  $     17.34  $     15.62
                                              -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............        0.18            0.34         0.31         0.31         0.30         0.26
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............        1.38            0.53         3.83         0.25         0.02         1.86
                                              -----------     -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations......        1.56            0.87         4.14         0.56         0.32         2.12
                                              -----------     -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.19)          (0.32)       (0.31)       (0.30)       (0.28)       (0.24)
   Net Realized Gains........................       (0.23)          (0.20)       (0.12)       (0.33)       (0.12)       (0.16)
                                              -----------     -----------  -----------  -----------  -----------  -----------
       Total Distributions...................       (0.42)          (0.52)       (0.43)       (0.63)       (0.40)       (0.40)
                                              -----------     -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period............... $     22.39     $     21.25  $     20.90  $     17.19  $     17.26  $     17.34
                                              ===========     ===========  ===========  ===========  ===========  ===========
Total Return.................................        7.60%(B)        4.16%       24.36%        3.47%        1.92%       13.78%
                                              -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)........ $27,338,389     $24,677,650  $22,515,418  $16,851,046  $15,200,564  $12,919,176
Ratio of Expenses to Average Net Assets......        0.22%(C)        0.22%        0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average
  Net Assets                                         1.73%(C)        1.53%        1.59%        1.87%        1.68%        1.55%
Portfolio Turnover Rate......................           2%(B)           5%           5%           4%           5%           6%
                                              -----------     -----------  -----------  -----------  -----------  -----------

                                                                     U.S. VECTOR EQUITY PORTFOLIO
                                              --------------------------------------------------------------------------
                                               SIX MONTHS       YEAR        YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED       ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018        2017        2016        2015         2014
                                              -----------    ----------  ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period......... $    18.40     $    19.16  $    15.93  $    16.22  $    17.04   $    15.62
                                              ----------     ----------  ----------  ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.14           0.26        0.24        0.25        0.25         0.21
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       0.80          (0.10)       3.65        0.24       (0.30)        1.62
                                              ----------     ----------  ----------  ----------  ----------   ----------
       Total from Investment Operations......       0.94           0.16        3.89        0.49       (0.05)        1.83
                                              ----------     ----------  ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.13)         (0.25)      (0.23)      (0.25)      (0.24)       (0.19)
   Net Realized Gains........................      (0.42)         (0.67)      (0.43)      (0.53)      (0.53)       (0.22)
                                              ----------     ----------  ----------  ----------  ----------   ----------
       Total Distributions...................      (0.55)         (0.92)      (0.66)      (0.78)      (0.77)       (0.41)
                                              ----------     ----------  ----------  ----------  ----------   ----------
Net Asset Value, End of Period............... $    18.79     $    18.40  $    19.16  $    15.93  $    16.22   $    17.04
                                              ==========     ==========  ==========  ==========  ==========   ==========
Total Return.................................       5.60%(B)       0.69%      24.73%       3.28%      (0.18%)      11.91%
                                              ----------     ----------  ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $4,735,107     $4,610,769  $4,724,003  $3,822,647  $3,651,529   $3,501,319
Ratio of Expenses to Average Net Assets......       0.32%(C)       0.32%       0.32%       0.32%       0.32%        0.32%
Ratio of Net Investment Income to Average
  Net Assets                                        1.55%(C)       1.35%       1.36%       1.64%       1.50%        1.26%
Portfolio Turnover Rate......................          3%(B)         10%         10%         10%         10%          10%
                                              ----------     ----------  ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          U.S. SMALL CAP PORTFOLIO
                                               ------------------------------------------------------------------------------
                                                 SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                    ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                   APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                    2019          2018         2017         2016         2015         2014
                                               -----------     -----------  -----------  -----------  -----------  ----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period.......... $     35.02     $     36.48  $     30.14  $     30.84  $     31.38  $    30.03
                                               -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations (A)
-------------------------------------
  Net Investment Income (Loss)................        0.19            0.39         0.35         0.34         0.35        0.26
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        0.95           (0.08)        7.17         0.77         0.33        2.27
                                               -----------     -----------  -----------  -----------  -----------  ----------
       Total from Investment Operations.......        1.14            0.31         7.52         1.11         0.68        2.53
                                               -----------     -----------  -----------  -----------  -----------  ----------
Less Distributions:
-------------------
   Net Investment Income......................       (0.17)          (0.37)       (0.35)       (0.35)       (0.33)      (0.24)
   Net Realized Gains.........................       (1.20)          (1.40)       (0.83)       (1.46)       (0.89)      (0.94)
                                               -----------     -----------  -----------  -----------  -----------  ----------
       Total Distributions....................       (1.37)          (1.77)       (1.18)       (1.81)       (1.22)      (1.18)
                                               -----------     -----------  -----------  -----------  -----------  ----------
Net Asset Value, End of Period................ $     34.79     $     35.02  $     36.48  $     30.14  $     30.84  $    31.38
                                               ===========     ===========  ===========  ===========  ===========  ==========
Total Return..................................        3.81%(B)        0.77%       25.21%        3.89%        2.34%       8.67%
                                               -----------     -----------  -----------  -----------  -----------  ----------
Net Assets, End of Period (thousands)......... $18,052,960     $17,303,451  $16,931,787  $12,977,199  $10,616,542  $9,247,716
Ratio of Expenses to Average Net Assets.......        0.37%(C)        0.37%        0.37%        0.37%        0.37%       0.37%
Ratio of Net Investment Income to Average Net
  Assets......................................        1.15%(C)        1.06%        1.04%        1.16%        1.10%       0.86%
Portfolio Turnover Rate.......................           6%(B)          13%          14%          10%          11%          9%
                                               -----------     -----------  -----------  -----------  -----------  ----------

                                                                        U.S. MICRO CAP PORTFOLIO
                                               -------------------------------------------------------------------------
                                                SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                  APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                   2019          2018        2017        2016        2015        2014
                                               -----------    ----------  ----------  ----------  ----------  ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period.......... $    21.88     $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
                                               ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
  Net Investment Income (Loss)................       0.11           0.17        0.16        0.16        0.16        0.14
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.27           0.12        5.12        0.60        0.02        1.35
                                               ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.......       0.38           0.29        5.28        0.76        0.18        1.49
                                               ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income......................      (0.10)         (0.16)      (0.16)      (0.16)      (0.16)      (0.13)
   Net Realized Gains.........................      (0.86)         (1.01)      (0.94)      (1.02)      (1.12)      (0.90)
                                               ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions....................      (0.96)         (1.17)      (1.10)      (1.18)      (1.28)      (1.03)
                                               ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period................ $    21.30     $    21.88  $    22.76  $    18.58  $    19.00  $    20.10
                                               ==========     ==========  ==========  ==========  ==========  ==========
Total Return..................................       2.32%(B)       1.29%      28.91%       4.32%       1.11%       7.88%
                                               ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)......... $6,639,008     $6,478,316  $6,306,730  $5,128,323  $5,007,091  $5,029,027
Ratio of Expenses to Average Net Assets.......       0.52%(C)       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net
  Assets......................................       1.09%(C)       0.74%       0.75%       0.88%       0.82%       0.69%
Portfolio Turnover Rate.......................          7%(B)         19%         15%         15%         14%         12%
                                               ----------     ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
                                                   ----------------------------------         --------------
                                                                                 PERIOD
                                                    SIX MONTHS       YEAR       MAY 16,        SIX MONTHS
                                                       ENDED         ENDED     2017(A) TO         ENDED
                                                      APR 30,       OCT 31,     OCT 31,          APR 30,
                                                       2019          2018         2017            2019
                                                   -----------     --------  ----------       -----------
                                                    (UNAUDITED)                                (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    11.85      $  10.93   $  10.00        $    34.14
                                                   ----------      --------   --------        ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       0.10          0.19       0.07              0.72
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       1.16          0.89       0.91              3.71
                                                   ----------      --------   --------        ----------
       Total from Investment Operations...........       1.26          1.08       0.98              4.43
                                                   ----------      --------   --------        ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.10)        (0.16)     (0.05)            (0.60)
   Net Realized Gains.............................         --            --         --                --
                                                   ----------      --------   --------        ----------
       Total Distributions........................      (0.10)        (0.16)     (0.05)            (0.60)
                                                   ----------      --------   --------        ----------
Net Asset Value, End of Period.................... $    13.01      $  11.85   $  10.93        $    37.97
                                                   ==========      ========   ========        ==========
Total Return......................................      10.70%(B)      9.88%      9.84%(B)         13.14%(B)
                                                   ----------      --------   --------        ----------
Net Assets, End of Period (thousands)............. $1,159,532      $722,728   $141,073        $9,484,351
Ratio of Expenses to Average Net Assets...........       0.25%(C)      0.25%      0.23%(C)(E)       0.18%(C)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid Indirectly))       0.24%(C)      0.27%      0.35%(C)(E)       0.19%(C)
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.74%(C)      1.58%      1.45%(C)(E)       4.05%(C)
Portfolio Turnover Rate...........................          4%(B)         7%         0%(B)             2%(B)
                                                   ----------      --------   --------        ----------

                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                                   -----------------------------------------------------------

                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                                     OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                      2018        2017        2016        2015        2014
                                                   ----------  ----------  ----------  ----------  ----------

Net Asset Value, Beginning of Period.............. $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       1.60        0.84        1.09        0.90        0.72
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (0.69)       1.12        1.18        0.95        4.62
                                                   ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations...........       0.91        1.96        2.27        1.85        5.34
                                                   ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (1.65)      (0.98)      (0.99)      (1.05)      (0.87)
   Net Realized Gains.............................      (0.11)      (0.31)         --          --          --
                                                   ----------  ----------  ----------  ----------  ----------
       Total Distributions........................      (1.76)      (1.29)      (0.99)      (1.05)      (0.87)
                                                   ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.................... $    34.14  $    34.99  $    34.32  $    33.04  $    32.24
                                                   ==========  ==========  ==========  ==========  ==========
Total Return......................................       2.63%       5.86%       6.89%       5.89%      19.80%
                                                   ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)............. $8,577,658  $8,281,176  $7,260,180  $6,553,192  $6,607,759
Ratio of Expenses to Average Net Assets...........       0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid Indirectly))       0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average Net
  Assets..........................................       4.66%       2.43%       3.15%       2.75%       2.48%
Portfolio Turnover Rate...........................          3%          1%          3%          4%          0%
                                                   ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   LARGE CAP INTERNATIONAL PORTFOLIO
                                             ----------------------------------------------------------------------------
                                              SIX MONTHS       YEAR         YEAR        YEAR         YEAR         YEAR
                                                 ENDED         ENDED        ENDED       ENDED        ENDED        ENDED
                                                APR 30,       OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                 2019          2018         2017        2016         2015         2014
                                             -----------    ----------   ----------  ----------   ----------   ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $    21.29     $    23.52   $    19.52  $    20.36   $    21.59   $    22.20
                                             ----------     ----------   ----------  ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.33           0.66         0.58        0.57         0.58         0.75
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       1.31          (2.25)        4.00       (0.86)       (1.24)       (0.62)
                                             ----------     ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations.....       1.64          (1.59)        4.58       (0.29)       (0.66)        0.13
                                             ----------     ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.23)         (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                             ----------     ----------   ----------  ----------   ----------   ----------
       Total Distributions..................      (0.23)         (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                             ----------     ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Period.............. $    22.70     $    21.29   $    23.52  $    19.52   $    20.36   $    21.59
                                             ==========     ==========   ==========  ==========   ==========   ==========
Total Return................................       7.81%(B)      (6.97%)      23.79%      (1.30%)      (3.10%)       0.47%
                                             ----------     ----------   ----------  ----------   ----------   ----------
Net Assets, End of Period (thousands)....... $5,244,221     $4,587,406   $4,723,090  $3,527,775   $3,150,334   $3,127,847
Ratio of Expenses to Average Net Assets.....       0.23%(C)       0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................       0.23%(C)       0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Net Investment Income to
  Average Net Assets........................       3.09%(C)       2.78%        2.72%       2.95%        2.71%        3.35%
Portfolio Turnover Rate.....................          4%(B)          8%          10%         10%          10%           4%
                                             ----------     ----------   ----------  ----------   ----------   ----------

                                                                     INTERNATIONAL CORE EQUITY PORTFOLIO
                                             ---------------------------------------------------------------------------------
                                               SIX MONTHS        YEAR         YEAR         YEAR          YEAR          YEAR
                                                  ENDED          ENDED        ENDED        ENDED         ENDED         ENDED
                                                 APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                  2019           2018         2017         2016          2015          2014
                                             -----------     -----------   -----------  -----------  -----------   -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     12.65     $     14.23   $     11.58  $     11.69  $     12.15   $     12.57
                                             -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.19            0.38          0.34         0.32         0.32          0.38
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.58           (1.60)         2.63        (0.15)       (0.45)        (0.43)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....        0.77           (1.22)         2.97         0.17        (0.13)        (0.05)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.14)          (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (0.14)          (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period.............. $     13.28     $     12.65   $     14.23  $     11.58  $     11.69   $     12.15
                                             ===========     ===========   ===========  ===========  ===========   ===========
Total Return................................        6.19%(B)       (8.79%)       26.02%        1.62%       (1.10%)       (0.55%)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)....... $29,890,409     $27,174,589   $25,443,968  $16,983,011  $14,420,568   $12,294,542
Ratio of Expenses to Average Net Assets.....        0.30%(C)        0.30%         0.30%        0.38%        0.38%         0.38%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................        0.30%(C)        0.30%         0.32%        0.38%        0.38%         0.38%
Ratio of Net Investment Income to
  Average Net Assets........................        3.00%(C)        2.67%         2.62%        2.83%        2.63%         3.01%
Portfolio Turnover Rate.....................           3%(B)           4%            6%           2%           4%            7%
                                             -----------     -----------   -----------  -----------  -----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       GLOBAL SMALL COMPANY PORTFOLIO
                                                   --------------------------------        ---------------
                                                                               PERIOD
                                                   SIX MONTHS      YEAR       JAN 18,        SIX MONTHS
                                                      ENDED        ENDED     2017(A) TO         ENDED
                                                     APR 30,      OCT 31,     OCT 31,          APR 30,
                                                      2019         2018         2017            2019
                                                   -----------   -------   ----------      -----------
                                                   (UNAUDITED)                               (UNAUDITED)
Net Asset Value, Beginning of Period..............   $ 10.73     $ 11.53    $ 10.00        $     18.46
                                                     -------     -------    -------        -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.08        0.19       0.14               0.19
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      0.48       (0.75)      1.39               0.57
                                                     -------     -------    -------        -----------
       Total from Investment Operations...........      0.56       (0.56)      1.53               0.76
                                                     -------     -------    -------        -----------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.11)      (0.17)        --              (0.28)
   Net Realized Gains.............................        --       (0.07)        --              (0.82)
                                                     -------     -------    -------        -----------
       Total Distributions........................     (0.11)      (0.24)        --              (1.10)
                                                     -------     -------    -------        -----------
Net Asset Value, End of Period....................   $ 11.18     $ 10.73    $ 11.53        $     18.12
                                                     =======     =======    =======        ===========
Total Return......................................      5.33%(B)   (5.02%)    15.30%(B)           4.91%(B)
                                                     -------     -------    -------        -----------
Net Assets, End of Period (thousands).............   $35,770     $31,380    $15,021        $12,623,450
Ratio of Expenses to Average Net Assets *(D)......      0.49%(C)    0.49%      0.42%(C)(E)        0.54%(C)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(D)......................      0.91%(C)    0.90%      1.14%(C)(E)        0.54%(C)
Ratio of Net Investment Income to Average Net
  Assets..........................................      1.48%(C)    1.58%      1.74%(C)(E)        2.23%(C)
                                                     -------     -------    -------        -----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................      0.27%(C)    0.26%      0.27%              0.12%(C)
                                                     -------     -------    -------        -----------

                                                         INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                   ---------------------------------------------------------------

                                                       YEAR         YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                       2018         2017         2016         2015        2014
                                                   -----------   -----------  -----------  ----------  ----------

Net Asset Value, Beginning of Period.............. $     21.52   $     17.78  $     17.78  $    18.24  $    19.40
                                                   -----------   -----------  -----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................        0.46          0.41         0.43        0.41        0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       (2.41)         4.13         0.48        0.12       (0.62)
                                                   -----------   -----------  -----------  ----------  ----------
       Total from Investment Operations...........       (1.95)         4.54         0.91        0.53       (0.20)
                                                   -----------   -----------  -----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.44)        (0.34)       (0.51)      (0.42)      (0.42)
   Net Realized Gains.............................       (0.67)        (0.46)       (0.40)      (0.57)      (0.54)
                                                   -----------   -----------  -----------  ----------  ----------
       Total Distributions........................       (1.11)        (0.80)       (0.91)      (0.99)      (0.96)
                                                   -----------   -----------  -----------  ----------  ----------
Net Asset Value, End of Period.................... $     18.46   $     21.52  $     17.78  $    17.78  $    18.24
                                                   ===========   ===========  ===========  ==========  ==========
Total Return......................................       (9.54%)       26.54%        5.43%       3.30%      (1.09%)
                                                   -----------   -----------  -----------  ----------  ----------
Net Assets, End of Period (thousands)............. $12,656,204   $13,490,290  $10,387,361  $9,323,492  $8,844,517
Ratio of Expenses to Average Net Assets *(D)......        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(D)......................        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.18%         2.14%        2.47%       2.30%       2.15%
                                                   -----------   -----------  -----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................        0.12%         0.12%        0.13%       0.12%       0.10%
                                                   -----------   -----------  -----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     JAPANESE SMALL COMPANY PORTFOLIO
                                                    -----------------------------------------------------------------
                                                     SIX MONTHS       YEAR       YEAR      YEAR      YEAR      YEAR
                                                        ENDED         ENDED      ENDED     ENDED     ENDED     ENDED
                                                       APR 30,       OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                        2019          2018       2017      2016      2015      2014
                                                    -----------     --------   --------  --------  --------  --------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period...............  $   25.70      $  28.56   $  23.01  $  20.46  $  19.15  $  19.33
                                                     ---------      --------   --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................       0.26          0.43       0.37      0.32      0.25      0.24
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      (0.78)        (2.59)      5.61      2.51      1.36      0.13
                                                     ---------      --------   --------  --------  --------  --------
       Total from Investment Operations............      (0.52)        (2.16)      5.98      2.83      1.61      0.37
                                                     ---------      --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income...........................      (0.28)        (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
   Net Realized Gains..............................      (1.35)           --         --        --        --        --
                                                     ---------      --------   --------  --------  --------  --------
       Total Distributions.........................      (1.63)        (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
                                                     ---------      --------   --------  --------  --------  --------
Net Asset Value, End of Period.....................  $   23.55      $  25.70   $  28.56  $  23.01  $  20.46  $  19.15
                                                     =========      ========   ========  ========  ========  ========
Total Return.......................................      (1.59%)(B)    (7.82%)    26.56%    14.04%     8.62%     2.00%
                                                     ---------      --------   --------  --------  --------  --------
Net Assets, End of Period (thousands)..............  $ 591,259      $622,650   $647,978  $509,413  $463,997  $508,190
Ratio of Expenses to Average Net Assets (D)........       0.54%(C)      0.53%      0.54%     0.54%     0.54%     0.55%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by
  Advisor) (D).....................................       0.64%(C)      0.63%      0.64%     0.64%     0.57%     0.55%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.23%(C)      1.49%      1.50%     1.57%     1.27%     1.25%
                                                     ---------      --------   --------  --------  --------  --------

                                                                   ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                    -----------------------------------------------------------------
                                                     SIX MONTHS      YEAR       YEAR      YEAR      YEAR       YEAR
                                                        ENDED        ENDED      ENDED     ENDED     ENDED      ENDED
                                                       APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                        2019         2018       2017      2016      2015       2014
                                                    -----------    --------   --------  --------  --------   --------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period...............  $   20.83     $  23.71   $  21.27  $  19.06  $  22.88   $  24.82
                                                     ---------     --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................       0.32         0.84       0.74      0.71      0.75       0.83
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       1.59        (2.76)      2.45      2.24     (3.51)     (1.81)
                                                     ---------     --------   --------  --------  --------   --------
       Total from Investment Operations............       1.91        (1.92)      3.19      2.95     (2.76)     (0.98)
                                                     ---------     --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income...........................      (0.68)       (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
   Net Realized Gains..............................         --           --         --        --        --         --
                                                     ---------     --------   --------  --------  --------   --------
       Total Distributions.........................      (0.68)       (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
                                                     ---------     --------   --------  --------  --------   --------
Net Asset Value, End of Period.....................  $   22.06     $  20.83   $  23.71  $  21.27  $  19.06   $  22.88
                                                     =========     ========   ========  ========  ========   ========
Total Return.......................................       9.53%(B)    (8.51%)    15.70%    16.18%   (12.19%)    (3.84%)
                                                     ---------     --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)..............  $ 378,388     $346,335   $332,153  $251,575  $200,270   $364,117
Ratio of Expenses to Average Net Assets (D)........       0.56%(C)     0.54%      0.54%     0.54%     0.55%      0.55%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by
  Advisor) (D).....................................       0.66%(C)     0.64%      0.64%     0.64%     0.57%      0.55%
Ratio of Net Investment Income to Average Net
  Assets...........................................       3.10%(C)     3.57%      3.41%     3.57%     3.67%      3.53%
                                                     ---------     --------   --------  --------  --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                        -----------------------------------------------------------
                                                        SIX MONTHS      YEAR     YEAR      YEAR     YEAR     YEAR
                                                           ENDED        ENDED    ENDED     ENDED    ENDED    ENDED
                                                          APR 30,      OCT 31,  OCT 31,   OCT 31,  OCT 31,  OCT 31,
                                                           2019         2018     2017      2016     2015     2014
                                                        -----------   -------   -------  -------   -------  -------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  26.95     $ 32.67   $ 27.21  $ 35.50   $ 35.92  $ 36.96
                                                         --------     -------   -------  -------   -------  -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.35        0.85      0.87     1.18      1.06     0.95
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.89       (3.65)     6.67    (6.55)     1.95    (0.65)
                                                         --------     -------   -------  -------   -------  -------
       Total from Investment Operations................      2.24       (2.80)     7.54    (5.37)     3.01     0.30
                                                         --------     -------   -------  -------   -------  -------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.19)      (0.79)    (0.93)   (1.29)    (1.05)   (0.93)
   Net Realized Gains..................................     (1.07)      (2.13)    (1.15)   (1.63)    (2.38)   (0.41)
                                                         --------     -------   -------  -------   -------  -------
       Total Distributions.............................     (1.26)      (2.92)    (2.08)   (2.92)    (3.43)   (1.34)
                                                         --------     -------   -------  -------   -------  -------
Net Asset Value, End of Period.........................  $  27.93     $ 26.95   $ 32.67  $ 27.21   $ 35.50  $ 35.92
                                                         ========     =======   =======  =======   =======  =======
Total Return...........................................      9.30%(B)   (9.34%)   29.28%  (16.20%)    9.43%    0.73%
                                                         --------     -------   -------  -------   -------  -------
Net Assets, End of Period (thousands)..................  $ 31,163     $36,351   $45,177  $32,323   $35,637  $35,050
Ratio of Expenses to Average Net Assets (D)............      0.59%(C)    0.58%     0.59%    0.59%     0.58%    0.58%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor) (D).....      0.77%(C)    0.68%     0.71%    0.71%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets...      2.68%(C)    2.75%     2.93%    3.87%     2.99%    2.50%
                                                         --------     -------   -------  -------   -------  -------

                                                                       CONTINENTAL SMALL COMPANY PORTFOLIO
                                                        ---------------------------------------------------------------
                                                        SIX MONTHS      YEAR       YEAR      YEAR      YEAR      YEAR
                                                           ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                                          APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                           2019         2018       2017      2016      2015      2014
                                                        -----------   --------   --------  --------  --------  --------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  24.37     $  28.24   $  21.48  $  20.74  $  19.34  $  20.26
                                                         --------     --------   --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.21         0.61       0.45      0.43      0.43      0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.38        (3.68)      6.73      0.72      1.38     (0.90)
                                                         --------     --------   --------  --------  --------  --------
       Total from Investment Operations................      1.59        (3.07)      7.18      1.15      1.81     (0.48)
                                                         --------     --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.04)       (0.59)     (0.42)    (0.41)    (0.41)    (0.44)
   Net Realized Gains..................................     (0.80)       (0.21)        --        --        --        --
                                                         --------     --------   --------  --------  --------  --------
       Total Distributions.............................     (0.84)       (0.80)     (0.42)    (0.41)    (0.41)    (0.44)
                                                         --------     --------   --------  --------  --------  --------
Net Asset Value, End of Period.........................  $  25.12     $  24.37   $  28.24  $  21.48  $  20.74  $  19.34
                                                         ========     ========   ========  ========  ========  ========
Total Return...........................................      7.09%(B)   (11.14%)    33.68%     5.70%     9.37%    (2.68%)
                                                         --------     --------   --------  --------  --------  --------
Net Assets, End of Period (thousands)..................  $643,663     $645,651   $592,347  $292,117  $278,024  $168,961
Ratio of Expenses to Average Net Assets (D)............      0.55%(C)     0.54%      0.56%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor) (D).....      0.65%(C)     0.64%      0.66%     0.64%     0.58%     0.56%
Ratio of Net Investment Income to Average Net Assets...      1.77%(C)     2.16%      1.78%     2.08%     2.09%     1.97%
                                                         --------     --------   --------  --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                   -------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                        2019          2018         2017         2016         2015         2014
                                   -----------     ----------   -----------  ----------  -----------   -----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period.......................... $      4.85     $     5.07   $      5.23  $     5.27  $      5.63   $      5.48
                                   -----------     ----------   -----------  ----------  -----------   -----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss).......................        0.10           0.22          0.21        0.20         0.19          0.22
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................        0.41          (0.22)         0.04       (0.15)       (0.22)         0.19
                                   -----------     ----------   -----------  ----------  -----------   -----------
       Total from Investment
         Operations...............        0.51             --          0.25        0.05        (0.03)         0.41
                                   -----------     ----------   -----------  ----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income..........       (0.27)         (0.22)        (0.41)      (0.09)       (0.33)        (0.26)
   Net Realized Gains.............          --             --            --          --           --            --
                                   -----------     ----------   -----------  ----------  -----------   -----------
       Total Distributions........       (0.27)         (0.22)        (0.41)      (0.09)       (0.33)        (0.26)
                                   -----------     ----------   -----------  ----------  -----------   -----------
Net Asset Value, End of Period.... $      5.09     $     4.85   $      5.07  $     5.23  $      5.27   $      5.63
                                   ===========     ==========   ===========  ==========  ===========   ===========
Total Return......................       11.18%(B)      (0.24%)        5.46%       1.05%       (0.37%)        8.21%
                                   -----------     ----------   -----------  ----------  -----------   -----------
Net Assets, End of Period
  (thousands)..................... $ 5,687,909     $5,442,507   $ 5,497,753  $4,181,623  $ 3,540,092   $ 3,088,376
Ratio of Expenses to Average
  Net Assets *....................        0.28%(C)       0.28%         0.28%       0.28%        0.32%         0.38%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  (Fees Paid Indirectly)) *.......        0.28%(C)       0.28%         0.28%       0.28%        0.32%         0.38%
Ratio of Net Investment
  Income to Average Net Assets....        4.11%(C)       4.27%         4.19%       3.71%        3.64%         4.14%
Portfolio Turnover Rate...........           5%(B)          5%            1%          1%           2%            1%
                                   -----------     ----------   -----------  ----------  -----------   -----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:...............         N/A            N/A           N/A         N/A          N/A           N/A
                                   -----------     ----------   -----------  ----------  -----------   -----------

                                                            DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------------------------------
                                      SIX MONTHS          YEAR           YEAR           YEAR           YEAR           YEAR
                                         ENDED            ENDED          ENDED          ENDED          ENDED          ENDED
                                        APR 30,          OCT 31,        OCT 31,        OCT 31,        OCT 31,        OCT 31,
                                         2019             2018           2017           2016           2015           2014
                                   -----------        ----------     ----------     ----------     ----------     ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period.......................... $     10.71        $    10.90     $    10.84     $    10.59     $    10.63     $     9.59
                                   -----------        ----------     ----------     ----------     ----------     ----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss).......................        0.35              0.48           0.43           0.27           0.44           0.31
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................        0.91             (0.26)          0.15           0.23          (0.09)          1.05
                                   -----------        ----------     ----------     ----------     ----------     ----------
       Total from Investment
         Operations...............        1.26              0.22           0.58           0.50           0.35           1.36
                                   -----------        ----------     ----------     ----------     ----------     ----------
Less Distributions:
-------------------
   Net Investment Income..........       (0.50)            (0.34)         (0.49)         (0.25)         (0.39)         (0.32)
   Net Realized Gains.............         (--)            (0.07)         (0.03)            --             --             --
                                   -----------        ----------     ----------     ----------     ----------     ----------
       Total Distributions........       (0.50)            (0.41)         (0.52)         (0.25)         (0.39)         (0.32)
                                   -----------        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period.... $     11.47        $    10.71     $    10.90     $    10.84     $    10.59     $    10.63
                                   ===========        ==========     ==========     ==========     ==========     ==========
Total Return......................       12.40%(B)          1.91%          5.82%          4.87%          3.44%         14.98%
                                   -----------        ----------     ----------     ----------     ----------     ----------
Net Assets, End of Period
  (thousands)..................... $ 8,301,529        $7,475,924     $6,753,782     $4,888,955     $4,059,916     $3,305,472
Ratio of Expenses to Average
  Net Assets *....................        0.24%(C)(D)       0.24%(D)       0.24%(D)       0.24%(D)       0.27%(D)       0.32%(D)
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  (Fees Paid Indirectly)) *.......        0.34%(C)(D)       0.35%(D)       0.37%(D)       0.38%(D)       0.45%(D)       0.55%(D)
Ratio of Net Investment
  Income to Average Net Assets....        6.38%(C)          4.42%          4.03%          2.45%          4.16%          3.21%
Portfolio Turnover Rate...........           4%(B)             3%             2%             2%             1%           N/A
                                   -----------        ----------     ----------     ----------     ----------     ----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:...............        0.13%(C)          0.13%          0.15%          0.16%          0.22%          0.26%
                                   -----------        ----------     ----------     ----------     ----------     ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                        -------------------------------------------------------------------------------------

                                          SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                            APR 30,         OCT 31,       OCT 31,       OCT 31,       OCT 31,       OCT 31,
                                             2019            2018          2017          2016          2015          2014
                                        ------------     -----------   ------------  ------------  ------------  ------------
                                          (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $      19.24     $     23.51   $      19.31  $      19.44  $      19.55  $      20.17
                                        ------------     -----------   ------------  ------------  ------------  ------------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income (Loss)........         0.20            0.47           0.39          0.44          0.38          0.37
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................         0.14           (3.44)          4.72          0.29          0.22         (0.34)
                                        ------------     -----------   ------------  ------------  ------------  ------------
       Total from Investment
         Operations....................         0.34           (2.97)          5.11          0.73          0.60          0.03
                                        ------------     -----------   ------------  ------------  ------------  ------------
Less Distributions:
-------------------
   Net Investment Income...............        (0.27)          (0.56)         (0.29)        (0.58)        (0.37)        (0.35)
   Net Realized Gains..................        (0.62)          (0.74)         (0.62)        (0.28)        (0.34)        (0.30)
                                        ------------     -----------   ------------  ------------  ------------  ------------
       Total Distributions.............        (0.89)          (1.30)         (0.91)        (0.86)        (0.71)        (0.65)
                                        ------------     -----------   ------------  ------------  ------------  ------------
Net Asset Value, End of Period......... $      18.69     $     19.24   $      23.51  $      19.31  $      19.44  $      19.55
                                        ============     ===========   ============  ============  ============  ============
Total Return...........................         2.30%(B)      (13.37%)        27.49%         4.09%         3.31%         0.13%
                                        ------------     -----------   ------------  ------------  ------------  ------------
Net Assets, End of Period
  (thousands).......................... $ 13,801,452     $13,787,695   $ 16,162,471  $ 13,009,729  $ 12,577,575  $ 11,684,771
Ratio of Expenses to Average Net
  Assets...............................         0.69%(C)        0.68%          0.68%         0.68%         0.69%         0.68%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor and (Fees Paid
  Indirectly)).........................         0.69%(C)        0.68%          0.68%         0.68%         0.69%         0.68%
Ratio of Net Investment Income to
  Average Net Assets...................         2.23%(C)        2.10%          1.85%         2.38%         1.94%         1.78%
Portfolio Turnover Rate................            9%(B)          23%            21%           19%           18%            8%
                                        ------------     -----------   ------------  ------------  ------------  ------------

                                                            INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                        ----------------------------------------------------------------------------
                                             SIX
                                           MONTHS         YEAR         YEAR        YEAR        YEAR          YEAR
                                            ENDED         ENDED        ENDED       ENDED       ENDED         ENDED
                                           APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,       OCT 31,
                                            2019          2018         2017        2016        2015          2014
                                        -----------    ----------   ----------  ----------  ----------   -----------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $    11.74     $    13.33   $    10.78  $    10.76  $    11.26   $     11.75
                                        ----------     ----------   ----------  ----------  ----------   -----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income (Loss)........       0.15           0.32         0.28        0.28        0.28          0.32
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       0.36          (1.56)        2.57        0.05       (0.41)        (0.43)
                                        ----------     ----------   ----------  ----------  ----------   -----------
       Total from Investment
         Operations....................       0.51          (1.24)        2.85        0.33       (0.13)        (0.11)
                                        ----------     ----------   ----------  ----------  ----------   -----------
Less Distributions:
-------------------
   Net Investment Income...............      (0.12)         (0.30)       (0.28)      (0.27)      (0.27)        (0.30)
   Net Realized Gains..................      (0.35)         (0.05)       (0.02)      (0.04)      (0.10)        (0.08)
                                        ----------     ----------   ----------  ----------  ----------   -----------
       Total Distributions.............      (0.47)         (0.35)       (0.30)      (0.31)      (0.37)        (0.38)
                                        ----------     ----------   ----------  ----------  ----------   -----------
Net Asset Value, End of Period......... $    11.78     $    11.74   $    13.33  $    10.78  $    10.76   $     11.26
                                        ==========     ==========   ==========  ==========  ==========   ===========
Total Return...........................       4.84%(B)      (9.52%)      26.83%       3.21%      (1.14%)       (1.05%)
                                        ----------     ----------   ----------  ----------  ----------   -----------
Net Assets, End of Period
  (thousands).......................... $2,586,575     $2,441,217   $2,529,852  $1,856,474  $1,594,914   $ 1,305,553
Ratio of Expenses to Average Net
  Assets...............................       0.49%(C)       0.48%        0.49%       0.49%       0.50%         0.49%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor and (Fees Paid
  Indirectly)).........................       0.49%(C)       0.48%        0.49%       0.49%       0.50%         0.49%
Ratio of Net Investment Income to
  Average Net Assets...................       2.71%(C)       2.40%        2.36%       2.73%       2.50%         2.64%
Portfolio Turnover Rate................          6%(B)         12%           5%          4%          8%            8%
                                        ----------     ----------   ----------  ----------  ----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   INTERNATIONAL HIGH RELATIVE PROFITABILITY
                                                                  PORTFOLIO
                                                   ---------------------------------         ----------------
                                                                                 PERIOD
                                                   SIX MONTHS       YEAR        MAY 16,        SIX MONTHS
                                                      ENDED         ENDED       2017(A)           ENDED
                                                     APR 30,       OCT 31,     TO OCT 31,        APR 30,
                                                      2019          2018          2017            2019
                                                   -----------    --------   ----------      -----------
                                                   (UNAUDITED)                                 (UNAUDITED)
Net Asset Value, Beginning of Period..............  $   9.71      $  10.68    $ 10.00         $  11.16
                                                    --------      --------    -------         --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.15          0.26       0.08             0.15
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      0.77         (1.01)      0.66             0.44
                                                    --------      --------    -------         --------
       Total from Investment Operations...........      0.92         (0.75)      0.74             0.59
                                                    --------      --------    -------         --------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.09)        (0.22)     (0.06)           (0.12)
   Net Realized Gains.............................        --            --         --            (0.23)
                                                    --------      --------    -------         --------
       Total Distributions........................     (0.09)        (0.22)     (0.06)           (0.35)
                                                    --------      --------    -------         --------
Net Asset Value, End of Period....................  $  10.54      $   9.71    $ 10.68         $  11.40
                                                    ========      ========    =======         ========
Total Return......................................      9.54%(B)     (7.20%)     7.38%(B)         5.54%(B)
                                                    --------      --------    -------         --------
Net Assets, End of Period (thousands).............  $438,540      $266,868    $67,793         $281,155
Ratio of Expenses to Average Net Assets *.........      0.35%(C)      0.35%      0.31%(C)(E)      0.53%(C)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *..................................      0.32%(C)      0.35%      0.65%(C)(E)      0.74%(C)(D)
Ratio of Net Investment Income to Average Net
  Assets..........................................      3.01%(C)      2.41%      1.76%(C)(E)      2.71%(C)
Portfolio Turnover Rate...........................         3%(B)         9%         2%             N/A
                                                    --------      --------    -------         --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................       N/A           N/A        N/A             0.24%(C)
                                                    --------      --------    -------         --------

                                                       WORLD EX U.S. VALUE PORTFOLIO
                                                   ---------------------------------------------------

                                                     YEAR       YEAR      YEAR      YEAR       YEAR
                                                     ENDED      ENDED     ENDED     ENDED      ENDED
                                                    OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                     2018       2017      2016      2015       2014
                                                   --------   --------  --------  --------   --------

Net Asset Value, Beginning of Period.............. $  12.71   $  10.31  $  10.28  $  11.43   $  11.93
                                                   --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................     0.34       0.31      0.31      0.30       0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    (1.48)      2.33      0.03     (1.18)     (0.50)
                                                   --------   --------  --------  --------   --------
       Total from Investment Operations...........    (1.14)      2.64      0.34     (0.88)     (0.08)
                                                   --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................    (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
   Net Realized Gains.............................       --         --        --        --         --
                                                   --------   --------  --------  --------   --------
       Total Distributions........................    (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
                                                   --------   --------  --------  --------   --------
Net Asset Value, End of Period.................... $  11.16   $  12.71  $  10.31  $  10.28   $  11.43
                                                   ========   ========  ========  ========   ========
Total Return......................................    (9.22%)    25.97%     3.54%    (7.77%)    (0.81%)
                                                   --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)............. $240,668   $246,551  $188,154  $155,301   $113,951
Ratio of Expenses to Average Net Assets *.........     0.52%      0.52%     0.53%     0.53%      0.57%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *..................................     0.74%      0.75%     0.76%     0.75%      0.76%
Ratio of Net Investment Income to Average Net
  Assets..........................................     2.72%      2.69%     3.20%     2.69%      3.54%
Portfolio Turnover Rate...........................      N/A        N/A       N/A       N/A        N/A
                                                   --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................     0.24%      0.25%     0.26%     0.25%      0.23%
                                                   --------   --------  --------  --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                     ----------------------------------------------------------------
                                                     SIX MONTHS      YEAR       YEAR      YEAR      YEAR       YEAR
                                                        ENDED        ENDED      ENDED     ENDED     ENDED      ENDED
                                                       APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                        2019         2018       2017      2016      2015       2014
                                                     -----------   --------   --------  --------  --------   --------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period................  $  12.52     $  15.06   $  12.04  $  11.44  $  12.08   $  12.46
                                                      --------     --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).....................      0.13         0.31       0.28      0.25      0.23       0.23
   Net Gains (Losses) on Securities (Realized and
     Unrealized)....................................      0.58        (2.29)      3.01      0.55     (0.58)     (0.22)
                                                      --------     --------   --------  --------  --------   --------
       Total from Investment Operations.............      0.71        (1.98)      3.29      0.80     (0.35)      0.01
                                                      --------     --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income............................     (0.06)       (0.30)     (0.27)    (0.20)    (0.26)     (0.24)
   Net Realized Gains...............................     (0.36)       (0.26)        --        --     (0.03)     (0.15)
                                                      --------     --------   --------  --------  --------   --------
       Total Distributions..........................     (0.42)       (0.56)     (0.27)    (0.20)    (0.29)     (0.39)
                                                      --------     --------   --------  --------  --------   --------
Net Asset Value, End of Period......................  $  12.81     $  12.52   $  15.06  $  12.04  $  11.44   $  12.08
                                                      ========     ========   ========  ========  ========   ========
Total Return........................................      6.03%(B)   (13.56%)    27.61%     7.18%    (2.88%)     0.06%
                                                      --------     --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)...............  $554,434     $460,155   $466,504  $281,212  $227,731   $151,096
Ratio of Expenses to Average Net Assets *...........      0.68%(C)     0.66%      0.67%     0.76%     0.65%      0.69%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly)) *.........................      0.68%(C)     0.66%      0.67%     0.77%     1.06%      1.17%
Ratio of Net Investment Income to Average Net Assets      2.14%(C)     2.08%      2.04%     2.18%     1.95%      1.84%
Portfolio Turnover Rate.............................        18%(B)       24%        17%       28%        1%         0%
                                                      --------     --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:..........................................       N/A          N/A        N/A       N/A      0.45%      0.51%
                                                      --------     --------   --------  --------  --------   --------

                                                                         WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                     -------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                         ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                                        APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                         2019          2018         2017        2016        2015        2014
                                                     -----------    ----------   ----------  ----------  ----------   --------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period................ $    10.65     $    12.15   $     9.93  $     9.83  $    10.49   $  10.77
                                                     ----------     ----------   ----------  ----------  ----------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).....................       0.14           0.31         0.27        0.26        0.26       0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)....................................       0.69          (1.52)        2.21        0.08       (0.72)     (0.27)
                                                     ----------     ----------   ----------  ----------  ----------   --------
       Total from Investment Operations.............       0.83          (1.21)        2.48        0.34       (0.46)      0.01
                                                     ----------     ----------   ----------  ----------  ----------   --------
Less Distributions:
-------------------
   Net Investment Income............................      (0.11)         (0.29)       (0.26)      (0.24)      (0.20)     (0.28)
   Net Realized Gains...............................      (0.05)            --           --          --          --      (0.01)
                                                     ----------     ----------   ----------  ----------  ----------   --------
       Total Distributions..........................      (0.16)         (0.29)       (0.26)      (0.24)      (0.20)     (0.29)
                                                     ----------     ----------   ----------  ----------  ----------   --------
Net Asset Value, End of Period...................... $    11.32     $    10.65   $    12.15  $     9.93  $     9.83   $  10.49
                                                     ==========     ==========   ==========  ==========  ==========   ========
Total Return........................................       8.02%(B)     (10.22%)      25.33%       3.58%      (4.50%)    (0.04%)
                                                     ----------     ----------   ----------  ----------  ----------   --------
Net Assets, End of Period (thousands)............... $3,630,419     $3,129,791   $2,805,367  $1,656,445  $1,170,828   $406,648
Ratio of Expenses to Average Net Assets *...........       0.37%(C)       0.39%        0.40%       0.47%       0.47%      0.47%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly)) *.........................       0.37%(C)       0.37%        0.40%       0.47%       0.52%      0.88%
Ratio of Net Investment Income to Average Net Assets       2.54%(C)       2.56%        2.48%       2.67%       2.54%      2.59%
Portfolio Turnover Rate.............................          3%(B)          4%           4%          1%          1%         0%
                                                     ----------     ----------   ----------  ----------  ----------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:..........................................        N/A            N/A          N/A         N/A        0.03%      0.43%
                                                     ----------     ----------   ----------  ----------  ----------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          WORLD CORE EQUITY PORTFOLIO
                                                        ---------------------------------------------------------------
                                                        SIX MONTHS      YEAR       YEAR      YEAR      YEAR      YEAR
                                                           ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                                          APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                           2019         2018       2017      2016      2015      2014
                                                        -----------   --------   --------  --------  --------   -------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  15.40     $  16.06   $  13.14  $  12.94  $  13.33   $ 12.71
                                                         --------     --------   --------  --------  --------   -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.13         0.31       0.29      0.27      0.26      0.17
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.09        (0.64)      2.98      0.20     (0.35)     0.87
                                                         --------     --------   --------  --------  --------   -------
       Total from Investment Operations................      1.22        (0.33)      3.27      0.47     (0.09)     1.04
                                                         --------     --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.14)       (0.30)     (0.30)    (0.26)    (0.26)    (0.24)
   Net Realized Gains..................................     (0.11)       (0.03)     (0.05)    (0.01)    (0.04)    (0.18)
                                                         --------     --------   --------  --------  --------   -------
       Total Distributions.............................     (0.25)       (0.33)     (0.35)    (0.27)    (0.30)    (0.42)
                                                         --------     --------   --------  --------  --------   -------
Net Asset Value, End of Period.........................  $  16.37     $  15.40   $  16.06  $  13.14  $  12.94   $ 13.33
                                                         ========     ========   ========  ========  ========   =======
Total Return...........................................      8.14%(B)    (2.16%)    25.14%     3.73%    (0.61%)    8.36%
                                                         --------     --------   --------  --------  --------   -------
Net Assets, End of Period (thousands)..................  $876,756     $741,512   $546,891  $370,229  $202,655   $75,707
Ratio of Expenses to Average Net Assets *(D)...........      0.33%(C)     0.35%      0.35%     0.35%     0.35%     0.35%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/ or
  Previously Waived Fees Recovered by Advisor)*(D).....      0.59%(C)     0.59%      0.60%     0.64%     0.65%     0.97%
Ratio of Net Investment Income to Average Net Assets...      1.77%(C)     1.89%      1.95%     2.14%     1.95%     1.27%
                                                         --------     --------   --------  --------  --------   -------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result of
  Portfolio's investment in Underlying Funds as
  follows:.............................................      0.27%(C)     0.27%      0.28%     0.31%     0.32%     0.31%
                                                         --------     --------   --------  --------  --------   -------

                                                                   SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                        ----------------------------------------------------------------
                                                        SIX MONTHS      YEAR       YEAR      YEAR      YEAR       YEAR
                                                           ENDED        ENDED      ENDED     ENDED     ENDED      ENDED
                                                          APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                           2019         2018       2017      2016      2015       2014
                                                        -----------   --------   --------  --------  --------   --------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  15.71     $  16.52   $  13.67  $  13.50  $  14.20   $  13.63
                                                         --------     --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.14         0.31       0.29      0.26      0.27       0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.08        (0.66)      2.98      0.30     (0.34)      0.76
                                                         --------     --------   --------  --------  --------   --------
       Total from Investment Operations................      1.22        (0.35)      3.27      0.56     (0.07)      1.03
                                                         --------     --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.44)       (0.27)     (0.30)    (0.35)    (0.42)     (0.32)
   Net Realized Gains..................................     (0.20)       (0.19)     (0.12)    (0.04)    (0.21)     (0.14)
                                                         --------     --------   --------  --------  --------   --------
       Total Distributions.............................     (0.64)       (0.46)     (0.42)    (0.39)    (0.63)     (0.46)
                                                         --------     --------   --------  --------  --------   --------
Net Asset Value, End of Period.........................  $  16.29     $  15.71   $  16.52  $  13.67  $  13.50   $  14.20
                                                         ========     ========   ========  ========  ========   ========
Total Return...........................................      8.43%(B)    (2.28%)    24.54%     4.32%    (0.34%)     7.83%
                                                         --------     --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)..................  $429,246     $403,195   $402,204  $289,904  $245,106   $147,276
Ratio of Expenses to Average Net Assets *(D)...........      0.35%(C)     0.34%      0.35%     0.35%     0.40%      0.40%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/ or
  Previously Waived Fees Recovered by Advisor)*(D).....      0.62%(C)     0.60%      0.62%     0.64%     0.66%      0.69%
Ratio of Net Investment Income to Average Net Assets...      1.85%(C)     1.87%      1.90%     2.03%     1.93%      1.94%
                                                         --------     --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result of
  Portfolio's investment in Underlying Funds as
  follows:.............................................      0.29%(C)     0.29%      0.29%     0.32%     0.33%      0.34%
                                                         --------     --------   --------  --------  --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       EMERGING MARKETS PORTFOLIO
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period......... $    25.46     $    29.55   $    24.12  $    22.17  $    26.64   $    26.97
                                              ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.19           0.61         0.49        0.45        0.49         0.56
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       2.85          (4.14)        5.43        1.95       (4.54)       (0.20)
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations......       3.04          (3.53)        5.92        2.40       (4.05)        0.36
                                              ----------     ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.16)         (0.56)       (0.49)      (0.45)      (0.42)       (0.53)
   Net Realized Gains........................         --             --           --          --          --        (0.16)
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total Distributions...................      (0.16)         (0.56)       (0.49)      (0.45)      (0.42)       (0.69)
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Period............... $    28.34     $    25.46   $    29.55  $    24.12  $    22.17   $    26.64
                                              ==========     ==========   ==========  ==========  ==========   ==========
Total Return.................................      12.02%(B)     (12.14%)      24.83%      11.01%     (15.24%)       1.33%
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $6,093,556     $5,394,188   $6,632,914  $4,915,400  $4,321,530   $4,073,698
Ratio of Expenses to Average Net Assets (D)..       0.48%(C)       0.47%        0.50%       0.56%       0.57%        0.56%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (D)..................       0.58%(C)       0.57%        0.60%       0.66%       0.60%        0.56%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.39%(C)       2.08%        1.88%       2.04%       1.97%        2.11%
                                              ----------     ----------   ----------  ----------  ----------   ----------

                                                                  EMERGING MARKETS SMALL CAP PORTFOLIO
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period......... $    18.72     $    23.49   $    20.39  $    18.51  $    21.42   $    21.10
                                              ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.14           0.53         0.49        0.45        0.43         0.43
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       2.48          (4.22)        3.58        2.04       (2.53)        0.62
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations......       2.62          (3.69)        4.07        2.49       (2.10)        1.05
                                              ----------     ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.22)         (0.53)       (0.51)      (0.47)      (0.41)       (0.40)
   Net Realized Gains........................      (0.54)         (0.55)       (0.46)      (0.14)      (0.40)       (0.33)
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total Distributions...................      (0.76)         (1.08)       (0.97)      (0.61)      (0.81)       (0.73)
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Period............... $    20.58     $    18.72   $    23.49  $    20.39  $    18.51   $    21.42
                                              ==========     ==========   ==========  ==========  ==========   ==========
Total Return.................................      14.40%(B)     (16.45%)      21.00%      13.96%      (9.88%)       5.12%
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $7,020,926     $6,304,406   $7,249,717  $5,459,509  $4,845,174   $4,860,603
Ratio of Expenses to Average Net Assets (D)..       0.71%(C)       0.70%        0.73%       0.72%       0.73%        0.72%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (D)..................       0.91%(C)       0.90%        0.93%       0.92%       0.78%        0.72%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.38%(C)       2.31%        2.32%       2.43%       2.16%        2.02%
                                              ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                        -----------------------------------------------------------
                                                        SIX MONTHS      YEAR     YEAR     YEAR      YEAR      YEAR
                                                           ENDED        ENDED    ENDED    ENDED     ENDED     ENDED
                                                          APR 30,      OCT 31,  OCT 31,  OCT 31,   OCT 31,   OCT 31,
                                                           2019         2018     2017     2016      2015      2014
                                                        -----------   -------   -------  -------  -------   -------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................   $ 26.64     $ 30.13   $ 24.71  $ 22.18  $ 27.79   $ 29.27
                                                          -------     -------   -------  -------  -------   -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss)........................      0.15        0.63      0.31     0.46     0.49      0.59
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      2.30       (3.48)     5.60     2.75    (5.61)    (1.10)
                                                          -------     -------   -------  -------  -------   -------
       Total from Investment Operations................      2.45       (2.85)     5.91     3.21    (5.12)    (0.51)
                                                          -------     -------   -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.30)      (0.64)    (0.49)   (0.68)   (0.49)    (0.55)
   Net Realized Gains..................................        --          --        --       --       --     (0.42)
                                                          -------     -------   -------  -------  -------   -------
       Total Distributions.............................     (0.30)      (0.64)    (0.49)   (0.68)   (0.49)    (0.97)
                                                          -------     -------   -------  -------  -------   -------
Net Asset Value, End of Period.........................   $ 28.79     $ 26.64   $ 30.13  $ 24.71  $ 22.18   $ 27.79
                                                          =======     =======   =======  =======  =======   =======
Total Return...........................................      9.30%(B)   (9.66%)   24.11%   14.98%  (18.49%)   (1.75%)
                                                          -------     -------   -------  -------  -------   -------
Net Assets, End of Period (thousands)..................   $29,945     $25,150   $31,198  $97,923  $74,076   $99,066
Ratio of Expenses to Average Net Assets (D)............      0.80%(C)    0.80%     0.81%    0.81%    0.81%     0.80%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly) (D)...........................      0.90%(C)    0.90%     0.91%    0.91%    0.84%     0.80%
Ratio of Net Investment Income to Average Net Assets...      1.07%(C)    2.07%     1.19%    2.08%    1.93%     2.09%
                                                          -------     -------   -------  -------  -------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                              ---------------------------------------------------------------------------------
                                                SIX MONTHS        YEAR         YEAR         YEAR          YEAR          YEAR
                                                   ENDED          ENDED        ENDED        ENDED         ENDED         ENDED
                                                  APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                   2019           2018         2017         2016          2015          2014
                                              -----------     -----------   -----------  -----------  -----------   -----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period......... $     26.81     $     30.32   $     24.84  $     22.22  $     27.81   $     29.28
                                              -----------     -----------   -----------  -----------  -----------   -----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss)..............        0.18            0.73          0.61         0.51         0.54          0.66
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............        2.32           (3.53)         5.40         2.77        (5.60)        (1.10)
                                              -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations......        2.50           (2.80)         6.01         3.28        (5.06)        (0.44)
                                              -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.32)          (0.71)        (0.53)       (0.66)       (0.53)        (0.61)
   Net Realized Gains........................          --              --            --           --           --         (0.42)
                                              -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions...................       (0.32)          (0.71)        (0.53)       (0.66)       (0.53)        (1.03)
                                              -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period............... $     28.99     $     26.81   $     30.32  $     24.84  $     22.22   $     27.81
                                              ===========     ===========   ===========  ===========  ===========   ===========
Total Return.................................        9.43%(B)       (9.45%)       24.41%       15.23%      (18.27%)       (1.51%)
                                              -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)........ $18,462,067     $16,431,410   $19,383,230  $16,304,321  $14,834,888   $18,647,276
Ratio of Expenses to Average Net Assets (D)..        0.55%(C)        0.54%         0.57%        0.56%        0.56%         0.55%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) (D)...........................        0.65%(C)        0.64%         0.67%        0.66%        0.59%         0.55%
Ratio of Net Investment Income to Average
  Net Assets.................................        1.31%(C)        2.37%         2.23%        2.31%        2.12%         2.35%
                                              -----------     -----------   -----------  -----------  -----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                   EMERGING MARKETS CORE EQUITY PORTFOLIO
                                             ---------------------------------------------------------------------------------

                                               SIX MONTHS        YEAR         YEAR         YEAR          YEAR         YEAR
                                                  ENDED          ENDED        ENDED        ENDED         ENDED        ENDED
                                                 APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                  2019           2018         2017         2016          2015         2014
                                             -----------     -----------   -----------  -----------  -----------   -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     18.95     $     22.38   $     18.40  $     16.81  $     20.08   $     20.09
                                             -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.14            0.50          0.42         0.37         0.39          0.42
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        2.22           (3.47)         3.95         1.59        (3.29)        (0.03)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....        2.36           (2.97)         4.37         1.96        (2.90)         0.39
                                             -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.15)          (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (0.15)          (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period.............. $     21.16     $     18.95   $     22.38  $     18.40  $     16.81   $     20.08
                                             ===========     ===========   ===========  ===========  ===========   ===========
Total Return................................       12.54%(B)      (13.48%)       24.02%       11.87%      (14.49%)        1.89%
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)....... $29,008,327     $25,372,759   $27,085,722  $18,712,966  $14,856,878   $15,727,547
Ratio of Expenses to Average Net Assets.....        0.52%(C)        0.52%         0.55%        0.61%        0.62%         0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................        0.52%(C)        0.52%         0.56%        0.61%        0.62%         0.61%
Ratio of Net Investment Income to
  Average Net Assets........................        1.41%(C)        2.25%         2.08%        2.20%        2.06%         2.10%
Portfolio Turnover Rate.....................           2%(B)           4%            4%           3%           5%            2%
                                             -----------     -----------   -----------  -----------  -----------   -----------

                                                 EMERGING
                                             MARKETS TARGETED
                                             VALUE PORTFOLIO
                                             ----------------
                                                  PERIOD
                                                 NOV 14,
                                                2018(A) TO
                                                 APR 30,
                                                   2019
                                             ----------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........     $  10.00
                                                 --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............         0.05
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............         0.83
                                                 --------
       Total from Investment Operations.....         0.88
                                                 --------
Less Distributions:
-------------------
   Net Investment Income....................        (0.01)
                                                 --------
       Total Distributions..................        (0.01)
                                                 --------
Net Asset Value, End of Period..............     $  10.87
                                                 ========
Total Return................................         8.79%(B)
                                                 --------
Net Assets, End of Period (thousands).......     $117,653
Ratio of Expenses to Average Net Assets.....         0.85%(C)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................         0.91%(C)(E)
Ratio of Net Investment Income to
  Average Net Assets........................         1.06%(C)(E)
Portfolio Turnover Rate.....................            2%(B)
                                                 --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which thirty-five (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, eight invest all of their assets in a corresponding series or fund (each such Portfolio, a "Feeder Fund"). Of the Feeder Funds, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a "Fund of Funds"). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2019, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                          PERCENTAGE
                                                                           OWNERSHIP
FEEDER FUNDS                             MASTER/UNDERLYING FUNDS          AT 04/30/19
------------                     ---------------------------------------- -----------
U.S. Large Cap Value Portfolio   The U.S. Large Cap Value Series              87%
Japanese Small Company Portfolio The Japanese Small Company Series            17%
Asia Pacific Small Company       The Asia Pacific Small Company Series
  Portfolio                                                                   22%
United Kingdom Small Company     The United Kingdom Small Company Series
  Portfolio                                                                    2%
Continental Small Company        The Continental Small Company Series
  Portfolio                                                                   12%
Emerging Markets Portfolio       The Emerging Markets Series                  99%
Emerging Markets Small Cap       The Emerging Markets Small Cap Series
  Portfolio                                                                   99%
Emerging Markets Value Portfolio Dimensional Emerging Markets Value Fund      99%

                                                                          PERCENTAGE
                                                                           OWNERSHIP
FUNDS OF FUNDS                              UNDERLYING FUNDS              AT 04/30/19
--------------                   ---------------------------------------- -----------
International Small Company      The Continental Small Company Series
  Portfolio                                                                   88%
                                 The Japanese Small Company Series            83%
                                 The United Kingdom Small Company Series      97%
                                 The Asia Pacific Small Company Series        78%
                                 The Canadian Small Company Series            97%

Global Small Company Portfolio   U.S. Small Cap Portfolio                     --
                                 The Continental Small Company Series         --
                                 The Japanese Small Company Series            --

                                                                                     PERCENTAGE
                                                                                      OWNERSHIP
FUNDS OF FUNDS                                    UNDERLYING FUNDS                   AT 04/30/19
--------------                   --------------------------------------------------- -----------
                                 The Asia Pacific Small Company Series                   --
                                 The Canadian Small Company Series                       --
                                 The Emerging Markets Small Cap Series                   --
                                 The United Kingdom Small Company Series                 --

DFA Global Real Estate           DFA Real Estate Securities Portfolio
  Securities Portfolio*                                                                  13%
                                 DFA International Real Estate Securities Portfolio      51%

World ex U.S. Value Portfolio    Dimensional Emerging Markets Value Fund                 --
                                 DFA International Small Cap Value Portfolio             --
                                 The DFA International Value Series                      --

World Core Equity Portfolio      U.S. Core Equity 1 Portfolio                             2%
                                 International Core Equity Portfolio                      1%
                                 Emerging Markets Core Equity Portfolio                  --

Selectively Hedged Global        U.S. Core Equity 2 Portfolio
  Equity Portfolio                                                                        1%
                                 International Core Equity Portfolio                     --
                                 Emerging Markets Core Equity Portfolio                  --

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio, and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i)

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

the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

    Enhanced U.S. Large Company Portfolio............................ 0.20%
    U.S. Large Cap Equity Portfolio.................................. 0.15%
    U.S. Large Cap Value Portfolio................................... 0.25%
    U.S. Targeted Value Portfolio.................................... 0.35%
    U.S. Small Cap Value Portfolio................................... 0.50%
    U.S. Core Equity 1 Portfolio..................................... 0.17%

    U.S. Core Equity 2 Portfolio..................................... 0.20%
    U.S. Vector Equity Portfolio..................................... 0.30%
    U.S. Small Cap Portfolio......................................... 0.35%
    U.S. Micro Cap Portfolio......................................... 0.50%
    U.S. High Relative Profitability Portfolio....................... 0.20%
    DFA Real Estate Securities Portfolio............................. 0.17%
    Large Cap International Portfolio................................ 0.20%
    International Core Equity Portfolio.............................. 0.27%
    Global Small Company Portfolio................................... 0.45%
    International Small Company Portfolio............................ 0.40%
    Japanese Small Company Portfolio................................. 0.50%
    Asia Pacific Small Company Portfolio............................. 0.50%
    United Kingdom Small Company Portfolio........................... 0.50%
    Continental Small Company Portfolio.............................. 0.50%
    DFA International Real Estate Securities Portfolio............... 0.25%
    DFA Global Real Estate Securities Portfolio...................... 0.20%
    DFA International Small Cap Value Portfolio...................... 0.65%
    International Vector Equity Portfolio............................ 0.45%
    International High Relative Profitability Portfolio.............. 0.25%
    World ex U.S. Value Portfolio.................................... 0.47%
    World ex U.S. Targeted Value Portfolio........................... 0.58%
    World ex U.S. Core Equity Portfolio.............................. 0.32%
    World Core Equity Portfolio...................................... 0.30%
    Selectively Hedged Global Equity Portfolio....................... 0.30%
    Emerging Markets Portfolio....................................... 0.42%
    Emerging Markets Small Cap Portfolio............................. 0.65%
    Emerging Markets Value Portfolio................................. 0.50%
    Emerging Markets Core Equity Portfolio........................... 0.47%
    Emerging Markets Targeted Value Portfolio........................ 0.70%

   Due to administrative oversight, the Expense Limitation Amount (as defined below) for the World Core Equity Portfolio was applied incorrectly and the World Core Equity Portfolio overpaid its investment management fee in the amount (in thousands) of $52 during the period ended April 30, 2019. The Advisor will reimburse the Portfolio for the overpayment.

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year waived and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year expenses were waived and/or assumed, and less than the current expense cap in place for a Portfolio. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                      NET WAIVED FEES/
                                                      EXPENSES ASSUMED     PREVIOUSLY
                                         RECOVERY        (RECOVERED       WAIVED FEES/
                           EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
INSTITUTIONAL             LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
CLASS SHARES                AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
-------------             ---------- ---------------- ----------------- -----------------
Enhanced U.S. Large
  Company Portfolio (1)..    0.15%           --            $   144           $   589
U.S. Large Cap Equity
  Portfolio (1)..........    0.19%           --                 --                --
U.S. Large Cap Value
  Portfolio (2)..........    0.25%           --             12,332                --
U.S. Targeted Value
  Portfolio (3)..........    0.50%           --                 --                --
U.S. Core Equity 1
  Portfolio (1)..........    0.23%           --                 --                --
U.S. Core Equity 2
  Portfolio (1)..........    0.26%           --                 --                --
U.S. Vector Equity
  Portfolio (1)..........    0.36%           --                 --                --
U.S. High Relative
  Profitability
  Portfolio (4)..........    0.25%         $ 56                (46)               84
DFA Real Estate
  Securities
  Portfolio (1)..........    0.18%           --                485             2,264
Large Cap International
  Portfolio (1)..........    0.24%           --                 --                --
International Core
  Equity Portfolio (1)...    0.30%          279                (31)            1,818
Global Small Company
  Portfolio (4)..........    0.49%           --                 67               229
International Small
  Company Portfolio (5)..    0.45%           --                 --                --
Japanese Small Company
  Portfolio (6)..........    0.47%           --                292                --
Asia Pacific Small
  Company Portfolio (6)..    0.47%           --                178                --
United Kingdom Small
  Company Portfolio (6)..    0.47%           --                 29                33
Continental Small
  Company Portfolio (6)..    0.47%           --                307                --
DFA International Real
  Estate Securities
  Portfolio (7)..........    0.29%           --                 --                --
DFA Global Real Estate
  Securities
  Portfolio (8)..........    0.24%           --              3,958            22,622
International Vector
  Equity Portfolio (1)...    0.60%           --                 --                --
International High
  Relative Profitability
  Portfolio (4)..........    0.35%           61                (58)               13
World ex U.S. Value
  Portfolio (9)..........    0.60%           --                278                --
World ex U.S. Targeted
  Value Portfolio (10)...    0.80%           --                 --                --
World ex U.S. Core
  Equity Portfolio (11)..    0.39%            9                 (9)               --
World Core Equity
  Portfolio (12).........    0.32%           --                987                52

                                                      NET WAIVED FEES/
                                                      EXPENSES ASSUMED     PREVIOUSLY
                                         RECOVERY        (RECOVERED       WAIVED FEES/
                           EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
INSTITUTIONAL             LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
CLASS SHARES                AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
-------------             ---------- ---------------- ----------------- -----------------
Selectively Hedged
  Global Equity
  Portfolio (13).........    0.40%          --             $  528               --
Emerging Markets
  Portfolio (14).........    0.49%          --              2,859               --
Emerging Markets Small
  Cap Portfolio (2)......    0.65%          --              6,677               --
Emerging Markets Value
  Portfolio (2)..........    0.50%          --              8,669               --
Emerging Markets Core
  Equity Portfolio (1)...    0.54%          --                 --               --
Emerging Markets
  Targeted Value
  Portfolio (4)..........    0.85%          --                 31              $31

CLASS R1 SHARES
---------------
U.S. Targeted Value
  Portfolio (15).........    0.62%          --                 --               --

CLASS R2 SHARES
---------------
U.S. Targeted Value
  Portfolio (15).........    0.77%          --                 --               --
Emerging Markets Value
  Portfolio (16).........    0.96%          --                 14               --

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.
(2)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.
(3)The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(5)Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

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

   Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.
(6)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.
(7)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.
(8)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.
(9)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.
(10)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(11)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

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

(12)Effective February 28, 2019, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis. Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.
(13)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(14)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.
(15)The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(16)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
            Large Cap International Portfolio............    $114
            International Core Equity Portfolio..........     583
            DFA International Real Estate Securities
              Portfolio..................................     123
            DFA International Small Cap Value Portfolio..     321
            International Vector Equity Portfolio........      64
            International High Relative Profitability
              Portfolio..................................      21
            World ex U.S. Targeted Value Portfolio.......      30
            World ex U.S. Core Equity Portfolio..........     100
            Emerging Markets Core Equity Portfolio.......     664
            Emerging Markets Targeted Value Portfolio....       2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $169 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

          Enhanced U.S. Large Company Portfolio.................. $ 11
          U.S. Large Cap Equity Portfolio........................   14
          U.S. Large Cap Value Portfolio.........................  561
          U.S. Targeted Value Portfolio..........................  206
          U.S. Small Cap Value Portfolio.........................  448
          U.S. Core Equity 1 Portfolio...........................  367
          U.S. Core Equity 2 Portfolio...........................  463
          U.S. Vector Equity Portfolio...........................  118
          U.S. Small Cap Portfolio...............................  335
          U.S. Micro Cap Portfolio...............................  207
          U.S. High Relative Profitability Portfolio.............    2
          DFA Real Estate Securities Portfolio...................  210
          Large Cap International Portfolio......................  120
          International Core Equity Portfolio....................  460
          Global Small Company Portfolio.........................   --
          International Small Company Portfolio..................  350
          Japanese Small Company Portfolio.......................   15
          Asia Pacific Small Company Portfolio...................    9
          United Kingdom Small Company Portfolio.................    2

           Continental Small Company Portfolio.................. $ 10
           DFA International Real Estate Securities Portfolio...  100
           DFA Global Real Estate Securities Portfolio..........  105
           DFA International Small Cap Value Portfolio..........  477
           International Vector Equity Portfolio................   43
           International High Relative Profitability Portfolio..    1
           World ex U.S. Value Portfolio........................    4
           World ex U.S. Targeted Value Portfolio...............    5
           World ex U.S. Core Equity Portfolio..................   29
           World Core Equity Portfolio..........................    6
           Selectively Hedged Global Equity Portfolio...........    5
           Emerging Markets Portfolio...........................  161
           Emerging Markets Small Cap Portfolio.................  149
           Emerging Markets Value Portfolio.....................  620
           Emerging Markets Core Equity Portfolio...............  475
           Emerging Markets Targeted Value Portfolio............   --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Portfolios transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

                                  U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                  -------------------------- ---------------------------
                                  PURCHASES       SALES      PURCHASES       SALES
                                  ---------        -------    ----------    ----------
      Enhanced U.S. Large
        Company Portfolio........  $84,058       $70,038     $   87,576    $   99,277
      U.S. Large Cap Equity
        Portfolio................       --            --        231,566       152,148
      U.S. Targeted Value
        Portfolio................       --            --      1,163,484       809,552
      U.S. Small Cap Value
        Portfolio................       --            --      1,868,695     1,842,493
      U.S. Core Equity 1
        Portfolio................       --            --      1,201,841       479,841
      U.S. Core Equity 2
        Portfolio................       --            --      1,562,570       564,427
      U.S. Vector Equity
        Portfolio................       --            --        130,660       208,137
      U.S. Small Cap Portfolio...       --            --      1,088,814       991,504
      U.S. Micro Cap Portfolio...       --            --        557,584       440,418
      U.S. High Relative
        Profitability Portfolio..       --            --        372,566        39,599
      DFA Real Estate Securities
        Portfolio................       --            --        199,860       193,198
      Large Cap International
        Portfolio................       --            --        553,115       213,091
      International Core Equity
        Portfolio................       --            --      2,045,865       736,995
      DFA International Real
        Estate Securities
        Portfolio................       --            --        254,624       485,637
      DFA Global Real Estate
        Securities Portfolio.....       --            --        145,079        18,885
      DFA International Small
        Cap Value Portfolio......       --            --      1,154,901     1,261,803
      International Vector
        Equity Portfolio.........       --            --        210,002       155,409
      International High
        Relative Profitability
        Portfolio................       --            --        149,212         9,221
      World ex U.S. Targeted
        Value Portfolio..........       --            --        150,873        87,971
      World ex U.S. Core Equity
        Portfolio................       --            --        372,658        94,046

                                    U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                    -------------------------- ---------------------------
                                    PURCHASES       SALES      PURCHASES       SALES
                                    ---------       -----        ----------     --------
        Emerging Markets Core
          Equity Portfolio.........    --            --        $1,161,829     $620,244
        Emerging Markets Targeted
          Value Portfolio..........    --            --           110,577        1,855

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                         NET
                                                       REALIZED    CHANGE
                                                        GAIN/        IN
                                             PROCEEDS   (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM       ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES     SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- -------- ------------- ---------- -------------- -------- -------------
ENHANCED U.S.
  LARGE
  COMPANY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $    2,270    $   25,071 $   24,923    --          --      $    2,418        209     $    44       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $    2,270    $   25,071 $   24,923    --          --      $    2,418        209     $    44       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. LARGE CAP
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $   40,426    $  100,005 $   99,326    --        $  3      $   41,108      3,553     $   438       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $   40,426    $  100,005 $   99,326    --        $  3      $   41,108      3,553     $   438       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. TARGETED
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,345,682    $2,108,020 $2,353,465   $(6)       $ 88      $1,100,319     95,093     $14,072       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,345,682    $2,108,020 $2,353,465   $(6)       $ 88      $1,100,319     95,093     $14,072       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. SMALL CAP
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,667,171    $2,549,835 $2,716,020   $ 2        $112      $1,501,100    129,730     $19,074       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,667,171    $2,549,835 $2,716,020   $ 2        $112      $1,501,100    129,730     $19,074       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. CORE
  EQUITY 1
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,470,055    $3,195,064 $3,027,363   $(3)       $109      $1,637,862    141,549     $17,322       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,470,055    $3,195,064 $3,027,363   $(3)       $109      $1,637,862    141,549     $17,322       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==

                                                         NET
                                                       REALIZED    CHANGE
                                                        GAIN/        IN
                                             PROCEEDS   (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM       ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES     SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- -------- ------------- ---------- -------------- -------- -------------
U.S. CORE
  EQUITY 2
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,747,162    $3,862,709 $3,700,135   $(5)       $127      $1,909,858    165,056     $19,924       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,747,162    $3,862,709 $3,700,135   $(5)       $127      $1,909,858    165,056     $19,924       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. VECTOR
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  376,160    $  775,907 $  772,537   $(1)       $ 32      $  379,561     32,803     $ 5,102       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  376,160    $  775,907 $  772,537   $(1)       $ 32      $  379,561     32,803     $ 5,102       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. SMALL CAP
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $2,515,622    $4,560,152 $4,295,830   $19        $200      $2,780,163    240,270     $31,488       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $2,515,622    $4,560,152 $4,295,830   $19        $200      $2,780,163    240,270     $31,488       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. MICRO CAP
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  958,074    $1,184,350 $1,344,875   $ 1        $ 66      $  797,616     68,932     $10,000       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  958,074    $1,184,350 $1,344,875   $ 1        $ 66      $  797,616     68,932     $10,000       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. HIGH
  RELATIVE
  PROFITABILITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $    9,440    $   75,836 $   73,693    --        $  1      $   11,584      1,001          --       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $    9,440    $   75,836 $   73,693    --        $  1      $   11,584      1,001          --       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
DFA REAL
  ESTATE
  SECURITIES
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  359,453    $1,161,249 $1,213,797   $ 4        $ 17      $  306,926     26,525     $ 3,285       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  359,453    $1,161,249 $1,213,797   $ 4        $ 17      $  306,926     26,525     $ 3,285       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
LARGE CAP
  INTERNATIONAL
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  206,350    $  906,019 $  783,135   $(6)       $ 20      $  329,248     28,455     $ 2,366       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  206,350    $  906,019 $  783,135   $(6)       $ 20      $  329,248     28,455     $ 2,366       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==

                                                          NET       CHANGE
                                                       REALIZED       IN
                                             PROCEEDS    GAIN/    UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM    (LOSS) ON APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES      SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- --------- ------------- ---------- -------------- -------- -------------
INTERNATIONAL
  CORE EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,604,446    $3,443,369 $2,965,660 $      4    $     96    $2,082,255    179,955     $ 19,587       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $1,604,446    $3,443,369 $2,965,660 $      4    $     96    $2,082,255    179,955     $ 19,587       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
GLOBAL SMALL
  COMPANY
  PORTFOLIO
DFA US Small
  Cap Portfolio    $   17,009    $    3,492 $    1,177 $   (237)   $    306    $   19,393        557     $     87     $587
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $   17,009    $    3,492 $    1,177 $   (237)   $    306    $   19,393        557     $     87     $587
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
DFA
  INTERNATIONAL
  REAL ESTATE
  SECURITIES
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  214,317    $  946,349 $  975,164 $      1    $      9    $  185,512     16,032     $  2,292       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $  214,317    $  946,349 $  975,164 $      1    $      9    $  185,512     16,032     $  2,292       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
DFA GLOBAL
  REAL ESTATE
  SECURITIES
  PORTFOLIO
DFA
  International
  Real Estate
  Securities
  Portfolio        $2,584,363    $  380,344 $  194,400 $(24,567)   $152,977    $2,898,717    569,492     $148,006       --
DFA Real
  Estate
  Securities
  Portfolio         1,355,084             1    243,212   48,541      72,038     1,232,452     32,459       21,999       --
The DFA Short
  Term
  Investment
  Fund                 89,035       362,784    365,208        9           2        86,622      7,486        1,154       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $4,028,482    $  743,129 $  802,820 $ 23,983    $225,017    $4,217,791    609,437     $171,159       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
DFA
  INTERNATIONAL
  SMALL CAP
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  948,096    $1,067,957 $1,218,789 $      8    $     56    $  797,328     68,907     $ 10,164       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $  948,096    $1,067,957 $1,218,789 $      8    $     56    $  797,328     68,907     $ 10,164       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
INTERNATIONAL
  VECTOR
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  166,426    $  301,790 $  296,525 $     (1)   $     11    $  171,701     14,839     $  1,859       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $  166,426    $  301,790 $  296,525 $     (1)   $     11    $  171,701     14,839     $  1,859       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====

                                                      NET
                                                    REALIZED    CHANGE
                                                     GAIN/        IN
                                           PROCEEDS  (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES   FROM      ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST   SALES    SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- --------- -------- -------- ------------- ---------- -------------- -------- -------------
INTERNATIONAL
  HIGH
  RELATIVE
  PROFITABILITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $ 12,685     $ 90,169  $ 74,424 $    (1)         --     $ 28,429       2,457          --         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $ 12,685     $ 90,169  $ 74,424 $    (1)         --     $ 28,429       2,457          --         --
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD EX U.S.
  VALUE
  PORTFOLIO
DFA
  International
  Small Cap
  Value
  Portfolio         $ 23,071     $  6,574  $  3,487 $  (628)    $   265     $ 25,795       1,380      $  331     $  766
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $ 23,071     $  6,574  $  3,487 $  (628)    $   265     $ 25,795       1,380      $  331     $  766
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD EX U.S.
  TARGETED
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $  4,659     $  6,027  $  8,751      --          --     $  1,935         167      $   41         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $  4,659     $  6,027  $  8,751      --          --     $  1,935         167      $   41         --
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD EX U.S.
  CORE EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $130,312     $369,432  $310,020 $    (1)    $     9     $189,732      16,397      $1,720         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $130,312     $369,432  $310,020 $    (1)    $     9     $189,732      16,397      $1,720         --
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD CORE
  EQUITY
  PORTFOLIO
U.S. Core
  Equity 1
  Portfolio         $404,139     $ 55,010  $ 13,244 $(1,534)    $35,031     $479,402      19,720      $3,663     $2,509
International
  Core Equity
  Portfolio          255,226       32,860     3,419    (629)     16,113      300,151      22,602       2,819         --
Emerging
  Markets Core
  Equity
  Portfolio           81,772       13,831     2,722    (527)     10,661      103,015       4,868         660         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $741,137     $101,701  $ 19,385 $(2,690)    $61,805     $882,568      47,190      $7,142     $2,509
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
SELECTIVELY
  HEDGED
  GLOBAL
  EQUITY
  PORTFOLIO
U.S. Core
  Equity 2
  Portfolio         $181,750     $ 19,658  $  8,243 $(1,002)    $12,570     $204,733       9,144      $1,692     $1,971
International
  Core Equity
  Portfolio          130,496        7,538     7,967  (1,343)      7,780      136,504      10,279       1,430         --
Emerging
  Markets Core
  Equity
  Portfolio           66,401        4,892     3,673    (715)      8,486       75,391       3,563         540         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $378,647     $ 32,088  $ 19,883 $(3,060)    $28,836     $416,628      22,986      $3,662     $1,971
                    ========     ========  ======== =======     =======     ========      ======      ======     ======

                                                         NET
                                                       REALIZED    CHANGE
                                                        GAIN/        IN
                                             PROCEEDS   (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM       ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES     SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- -------- ------------- ---------- -------------- -------- -------------
EMERGING
  MARKETS CORE
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $733,703     $1,738,149 $1,824,238   $ 9         $56       $647,679      55,974     $10,125       --
                    --------     ---------- ----------   ---         ---       --------      ------     -------       --
TOTAL               $733,703     $1,738,149 $1,824,238   $ 9         $56       $647,679      55,974     $10,125       --
                    ========     ========== ==========   ===         ===       ========      ======     =======       ==
EMERGING
  MARKETS
  TARGETED
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund                    --     $    6,290 $    5,562    --          --       $    728          63          --       --
                    --------     ---------- ----------   ---         ---       --------      ------     -------       --
TOTAL                     --     $    6,290 $    5,562    --          --       $    728          63          --       --
                    ========     ========== ==========   ===         ===       ========      ======     =======       ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM   TAX EXEMPT
                                         CAPITAL GAINS  CAPITAL GAINS   INCOME     TOTAL
                                         -------------- ------------- ---------- ----------
Enhanced U.S. Large Company Portfolio
2017....................................    $  5,224     $    4,088       --     $    9,312
2018....................................      25,719         29,522       --         55,241
U.S. Large Cap Equity Portfolio
2017....................................      18,564             --       --         18,564
2018....................................      22,154             --       --         22,154
U.S. Large Cap Value Portfolio
2017....................................     403,296        446,577       --        849,873
2018....................................     514,712      1,084,643       --      1,599,355

                                         NET INVESTMENT
                                           INCOME AND   LONG-TERM
                                           SHORT-TERM    CAPITAL  TAX EXEMPT
                                         CAPITAL GAINS    GAINS     INCOME    TOTAL
                                         -------------- --------- ---------- --------
U.S. Targeted Value Portfolio
2017....................................    $121,188    $282,318      --     $403,506
2018....................................     150,659     435,624      --      586,283
U.S. Small Cap Value Portfolio
2017....................................     113,837     533,287      --      647,124
2018....................................     181,057     653,833      --      834,890
U.S. Core Equity 1 Portfolio
2017....................................     310,434      71,615      --      382,049
2018....................................     344,039     116,824      --      460,863
U.S. Core Equity 2 Portfolio
2017....................................     322,547     122,469      --      445,016
2018....................................     362,649     214,753      --      577,402
U.S. Vector Equity Portfolio
2017....................................      55,976     101,959      --      157,935
2018....................................      61,316     164,690      --      226,006
U.S. Small Cap Portfolio
2017....................................     168,390     343,192      --      511,582
2018....................................     220,415     608,203      --      828,618
U.S. Micro Cap Portfolio
2017....................................      43,959     255,837      --      299,796
2018....................................      68,087     260,436      --      328,523
U.S. High Relative Profitability
  Portfolio
2017....................................         541          --      --          541
2018....................................       5,717          --      --        5,717
DFA Real Estate Securities Portfolio
2017....................................     193,286      90,576      --      283,862
2018....................................     419,917      19,701      --      439,618
Large Cap International Portfolio
2017....................................     111,606          --      --      111,606
2018....................................     132,270          --      --      132,270
International Core Equity Portfolio
2017....................................     533,126          --      --      533,126
2018....................................     711,406          --      --      711,406
Global Small Company Portfolio
2017....................................          --          --      --           --
2018....................................         269          81      --          350
International Small Company Portfolio
2017....................................     224,540     251,076      --      475,616
2018....................................     335,310     375,728      --      711,038
Japanese Small Company Portfolio
2017....................................       9,568          --      --        9,568
2018....................................      15,937          --      --       15,937
Asia Pacific Small Company Portfolio
2017....................................       8,894          --      --        8,894
2018....................................      13,370          --      --       13,370

                                         NET INVESTMENT
                                           INCOME AND   LONG-TERM  TAX
                                           SHORT-TERM    CAPITAL  EXEMPT
                                         CAPITAL GAINS    GAINS   INCOME  TOTAL
                                         -------------- --------- ------ --------
United Kingdom Small Company Portfolio
2017....................................    $  1,322    $  1,684    --   $  3,006
2018....................................       1,616       2,308    --      3,924
Continental Small Company Portfolio
2017....................................       7,715          --    --      7,715
2018....................................      15,452       4,962    --     20,414
DFA International Real Estate
  Securities Portfolio
2017....................................     326,892          --    --    326,892
2018....................................     241,977          --    --    241,977
DFA Global Real Estate Securities
  Portfolio
2017....................................     224,755      18,247    --    243,002
2018....................................     212,543      42,954    --    255,497
DFA International Small Cap Value
  Portfolio
2017....................................     199,261     410,189    --    609,450
2018....................................     418,957     477,828    --    896,785
International Vector Equity Portfolio
2017....................................      50,390       4,041    --     54,431
2018....................................      59,115      10,130    --     69,245
International High Relative
  Profitability Portfolio
2017....................................         299          --    --        299
2018....................................       3,960          --    --      3,960
World ex U.S. Value Portfolio
2017....................................       4,532          --    --      4,532
2018....................................       8,118          --    --      8,118
World ex U.S. Targeted Value Portfolio
2017....................................       7,684          --    --      7,684
2018....................................      10,452       8,307    --     18,759
World ex U.S. Core Equity Portfolio
2017....................................      52,690          --    --     52,690
2018....................................      75,944          --    --     75,944
World Core Equity Portfolio
2017....................................       9,033       1,231    --     10,264
2018....................................      13,426       1,076    --     14,502
Selectively Hedged Global Equity
  Portfolio
2017....................................       6,737       2,369    --      9,106
2018....................................       8,085       3,086    --     11,171
Emerging Markets Portfolio
2017....................................     107,522          --    --    107,522
2018....................................     115,293          --    --    115,293
Emerging Markets Small Cap Portfolio
2017....................................     157,661     117,099    --    274,760
2018....................................     194,789     145,194    --    339,983
Emerging Markets Value Portfolio
2017....................................     340,613          --    --    340,613
2018....................................     439,431          --    --    439,431

                                         NET INVESTMENT
                                           INCOME AND   LONG-TERM  TAX
                                           SHORT-TERM    CAPITAL  EXEMPT
                                         CAPITAL GAINS    GAINS   INCOME  TOTAL
                                         -------------- --------- ------ --------
Emerging Markets Core Equity Portfolio
2017....................................    $449,166       --       --   $449,166
2018....................................     593,704       --       --    593,704

   Emerging Markets Targeted Value Portfolio commenced operations on November 14, 2018, and did not pay any distributions for the years ended October 31, 2017 and October 31, 2018.

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                              -------------- ------------- --------
Enhanced U.S. Large Company Portfolio........    $ (1,408)     $ (1,530)   $ (2,938)
U.S. Large Cap Equity Portfolio..............        (357)           --        (357)
U.S. Large Cap Value Portfolio...............          --            --          --
U.S. Targeted Value Portfolio................      (9,743)      (54,694)    (64,437)
U.S. Small Cap Value Portfolio...............     (15,731)      (51,413)    (67,144)
U.S. Core Equity 1 Portfolio.................     (13,364)           --     (13,364)
U.S. Core Equity 2 Portfolio.................     (20,891)           --     (20,891)
U.S. Vector Equity Portfolio.................      (7,088)       (2,848)     (9,936)
U.S. Small Cap Portfolio.....................     (23,533)      (26,221)    (49,754)
U.S. Micro Cap Portfolio.....................      (3,203)      (12,725)    (15,928)
U.S. High Relative Profitability Portfolio...        (193)           --        (193)
DFA Real Estate Securities Portfolio.........      (9,851)           --      (9,851)
Large Cap International Portfolio............      (4,292)           --      (4,292)
International Core Equity Portfolio..........     (23,119)           --     (23,119)
Global Small Company Portfolio...............          --            --          --
International Small Company Portfolio........          --            --          --
Japanese Small Company Portfolio.............      (1,059)       (2,684)     (3,743)
Asia Pacific Small Company Portfolio.........          --            --          --
United Kingdom Small Company Portfolio.......         (77)           --         (77)
Continental Small Company Portfolio..........        (928)           --        (928)
DFA International Real Estate Securities
  Portfolio..................................     (19,408)           --     (19,408)
DFA Global Real Estate Securities Portfolio..      (7,079)           --      (7,079)
DFA International Small Cap Value Portfolio..     (19,215)      (28,149)    (47,364)
International Vector Equity Portfolio........      (6,163)       (2,933)     (9,096)
International High Relative Profitability
  Portfolio..................................        (103)           --        (103)
World ex U.S. Value Portfolio................          --            --          --
World ex U.S. Targeted Value Portfolio.......      (1,061)       (2,176)     (3,237)
World ex U.S. Core Equity Portfolio..........      (7,411)           --      (7,411)
World Core Equity Portfolio..................        (493)           --        (493)
Selectively Hedged Global Equity Portfolio...      (1,272)           --      (1,272)
Emerging Markets Portfolio...................     (10,684)           --     (10,684)
Emerging Markets Small Cap Portfolio.........     (16,030)       (7,390)    (23,420)

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                         -------------- ------------- --------
Emerging Markets Value Portfolio........    $(33,795)        --       $(33,795)
Emerging Markets Core Equity Portfolio..     (32,445)        --        (32,445)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         UNDISTRIBUTED NET                                              TOTAL NET
                                            INVESTMENT                                                DISTRIBUTABLE
                                            INCOME AND     UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                            SHORT-TERM       LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                           CAPITAL GAINS   CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                         ----------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio...     $  8,086       $    8,489            --     $   (5,049)   $   11,526
U.S. Large Cap Equity Portfolio.........        2,608               --     $  (7,319)       308,854       304,143
U.S. Large Cap Value Portfolio..........           --        1,212,987            --      6,083,694     7,296,681
U.S. Targeted Value Portfolio...........       25,174          393,217            --      1,450,990     1,869,381
U.S. Small Cap Value Portfolio..........       16,454          770,011            --      3,126,951     3,913,416
U.S. Core Equity 1 Portfolio............       36,643          148,728            --      7,560,850     7,746,221
U.S. Core Equity 2 Portfolio............       45,900          263,318            --      8,153,732     8,462,950
U.S. Vector Equity Portfolio............        4,317          105,122            --      1,464,498     1,573,937
U.S. Small Cap Portfolio................       36,923          555,631            --      3,704,534     4,297,088
U.S. Micro Cap Portfolio................           --          254,466            --      2,157,150     2,411,616
U.S. High Relative Profitability
  Portfolio.............................          745               --        (2,369)         9,555         7,931
DFA Real Estate Securities Portfolio....       23,070               --       (42,891)     2,012,218     1,992,397
Large Cap International Portfolio.......       19,811               --       (12,549)       326,092       333,354
International Core Equity Portfolio.....      165,491               --      (252,331)     1,179,546     1,092,706
Global Small Company Portfolio..........          197               --          (279)        (2,130)       (2,212)
International Small Company Portfolio...      195,298          517,618            --        534,015     1,246,931
Japanese Small Company Portfolio........        6,173           31,506            --         55,739        93,418
Asia Pacific Small Company Portfolio....        9,543               --       (17,952)       (30,197)      (38,606)
United Kingdom Small Company Portfolio..          137            1,437            --          2,995         4,569
Continental Small Company Portfolio.....        1,001           19,389            --         (6,556)       13,834
DFA International Real Estate
  Securities Portfolio..................      258,919               --      (255,224)      (552,655)     (548,960)
DFA Global Real Estate Securities
  Portfolio.............................      156,841               --        (2,159)       498,248       652,930
DFA International Small Cap Value
  Portfolio.............................       78,546          428,575            --        634,402     1,141,523
International Vector Equity Portfolio...       20,059           72,076            --        137,286       229,421
International High Relative
  Profitability Portfolio...............          525               --        (1,545)       (23,727)      (24,747)
World ex U.S. Value Portfolio...........        1,245            5,004            --          3,800        10,049
World ex U.S. Targeted Value Portfolio..          756           11,822            --        (19,140)       (6,562)
World ex U.S. Core Equity Portfolio.....       22,035           15,897            --        (55,982)      (18,050)
World Core Equity Portfolio.............          620            4,776            --         46,620        52,016

                     UNDISTRIBUTED                                               TOTAL NET
                     NET INVESTMENT                                            DISTRIBUTABLE
                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                     -------------- ------------- ------------- -------------- -------------
Selectively Hedged
  Global Equity
  Portfolio.........    $  9,794      $  4,519              --    $   47,990    $   62,303
Emerging Markets
  Portfolio.........      24,407            --     $  (156,404)    1,223,071     1,091,074
Emerging Markets
  Small Cap
  Portfolio.........      64,108       173,891              --      (553,887)     (315,888)
Emerging Markets
  Value Portfolio...     168,442            --      (1,087,131)       72,401      (846,288)
Emerging Markets
  Core Equity
  Portfolio.........     130,314            --        (798,349)      617,399       (50,636)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                         2019   UNLIMITED  TOTAL
                                                        ------- --------- --------
Enhanced U.S. Large Company Portfolio..................      --       --        --
U.S. Large Cap Equity Portfolio........................      -- $  7,319  $  7,319
U.S. Large Cap Value Portfolio.........................      --       --        --
U.S. Targeted Value Portfolio..........................      --       --        --
U.S. Small Cap Value Portfolio.........................      --       --        --
U.S. Core Equity 1 Portfolio...........................      --       --        --
U.S. Core Equity 2 Portfolio...........................      --       --        --
U.S. Vector Equity Portfolio...........................      --       --        --
U.S. Small Cap Portfolio...............................      --       --        --
U.S. Micro Cap Portfolio...............................      --       --        --
U.S. High Relative Profitability Portfolio.............      --    2,369     2,369
DFA Real Estate Securities Portfolio...................      --   42,891    42,891
Large Cap International Portfolio...................... $12,549       --    12,549
International Core Equity Portfolio....................      --  252,331   252,331
Global Small Company Portfolio.........................      --      279       279
International Small Company Portfolio..................      --       --        --
Japanese Small Company Portfolio.......................      --       --        --
Asia Pacific Small Company Portfolio...................      --   17,952    17,952
United Kingdom Small Company Portfolio.................      --       --        --
Continental Small Company Portfolio....................      --       --        --
DFA International Real Estate Securities Portfolio.....  69,466  185,757   255,223
DFA Global Real Estate Securities Portfolio............      --    2,159     2,159
DFA International Small Cap Value Portfolio............      --       --        --
International Vector Equity Portfolio..................      --       --        --
International High Relative Profitability Portfolio....      --    1,545     1,545
World ex U.S. Value Portfolio..........................      --       --        --
World ex U.S. Targeted Value Portfolio.................      --       --        --
World ex U.S. Core Equity Portfolio....................      --       --        --

                                                      2019 UNLIMITED    TOTAL
                                                      ---- ---------- ----------
World Core Equity Portfolio..........................  --          --         --
Selectively Hedged Global Equity Portfolio...........  --          --         --
Emerging Markets Portfolio...........................  --  $  156,404 $  156,404
Emerging Markets Small Cap Portfolio.................  --          --         --
Emerging Markets Value Portfolio.....................  --   1,087,131  1,087,131
Emerging Markets Core Equity Portfolio...............  --     798,349    798,349

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

     U.S. Large Cap Equity Portfolio............................. $  3,268
     Large Cap International Portfolio...........................    6,881
     International Core Equity Portfolio.........................   52,488
     Japanese Small Company Portfolio............................    3,708
     World ex U.S. Value Portfolio...............................      226
     World ex U.S. Core Equity Portfolio.........................    5,321
     Emerging Markets Portfolio..................................   65,596
     Emerging Markets Value Portfolio............................  251,589
     Emerging Markets Core Equity Portfolio......................   35,229

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         NET
                                                                      UNREALIZED
                             FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                             TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                            ----------- ------------ -------------- --------------
Enhanced U.S. Large
  Company Portfolio........ $   323,365 $     1,325   $    (3,050)    $   (1,725)
U.S. Large Cap Equity
  Portfolio................   1,270,275     480,586       (37,576)       443,010
U.S. Large Cap Value
  Portfolio................  19,723,833   6,475,423            --      6,475,423
U.S. Targeted Value
  Portfolio................  10,662,619   2,469,348      (808,083)     1,661,265
U.S. Small Cap Value
  Portfolio................  13,634,064   3,818,348    (1,061,398)     2,756,950
U.S. Core Equity 1
  Portfolio................  18,579,693  10,164,122      (947,561)     9,216,561
U.S. Core Equity 2
  Portfolio................  19,526,449  10,837,114    (1,127,851)     9,709,263
U.S. Vector Equity
  Portfolio................   3,496,533   1,884,785      (269,503)     1,615,282
U.S. Small Cap Portfolio...  16,907,317   5,298,146    (1,311,739)     3,986,407
U.S. Micro Cap Portfolio...   5,389,898   2,444,454      (393,914)     2,050,540
U.S. High Relative
  Profitability Portfolio..   1,056,776     140,742       (25,462)       115,280
DFA Real Estate Securities
  Portfolio................   6,902,792   3,224,687      (259,941)     2,964,746
Large Cap International
  Portfolio................   4,788,277   1,075,782      (349,929)       725,853
International Core Equity
  Portfolio................  28,858,658   5,537,332    (2,792,770)     2,744,562
Global Small Company
  Portfolio................      35,814         471          (566)           (95)
International Small
  Company Portfolio........  11,822,237   1,102,512      (223,658)       878,854
Japanese Small Company
  Portfolio................     557,046      48,330            --         48,330
Asia Pacific Small Company
  Portfolio................     380,145       6,972            --          6,972
United Kingdom Small
  Company Portfolio........      28,284       3,447            --          3,447
Continental Small Company
  Portfolio................     613,232      32,573            --         32,573

                                                                      NET
                                                                   UNREALIZED
                          FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                          TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         ----------- ------------ -------------- --------------
DFA International Real
  Estate Securities
  Portfolio............. $ 5,787,258  $  959,229   $  (427,339)    $  531,890
DFA Global Real Estate
  Securities Portfolio..   7,271,256   1,296,920      (134,239)     1,162,681
DFA International Small
  Cap Value Portfolio...  13,705,480   2,345,505    (1,544,042)       801,463
International Vector
  Equity Portfolio......   2,497,910     541,633      (287,750)       253,883
International High
  Relative
  Profitability
  Portfolio.............     453,339      30,801       (20,045)        10,756
World ex U.S. Value
  Portfolio.............     264,419      18,661            --         18,661
World ex U.S. Targeted
  Value Portfolio.......     545,549      56,430       (51,670)         4,760
World ex U.S. Core
  Equity Portfolio......   3,605,071     533,697      (332,900)       200,797
World Core Equity
  Portfolio.............     774,775     114,735            --        114,735
Selectively Hedged
  Global Equity
  Portfolio.............     339,799      80,007           (29)        79,978
Emerging Markets
  Portfolio.............   4,245,546   1,870,394            --      1,870,394
Emerging Markets Small
  Cap Portfolio.........   6,808,525     290,666            --        290,666
Emerging Markets Value
  Portfolio.............  17,111,894   1,539,155            --      1,539,155
Emerging Markets Core
  Equity Portfolio......  25,537,818   7,226,455    (3,348,246)     3,878,209
Emerging Markets
  Targeted Value
  Portfolio.............     109,706      11,922        (3,991)         7,931

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                   SIX MONTHS ENDED    YEAR ENDED
                                                   APRIL 30, 2019   OCTOBER 31, 2018
                                                   --------------   ----------------
                                                     (UNAUDITED)
                                                    AMOUNT   SHARES  AMOUNT   SHARES
                                                   -------   ------ --------  ------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued.................................. $ 6,928     318  $ 21,616     851
   Shares Issued in Lieu of Cash Distributions....   2,170     107     2,923     119
   Shares Redeemed................................  (4,755)   (214)  (28,235) (1,114)
                                                   -------    ----  --------  ------
Net Increase (Decrease) -- Class R1 Shares........ $ 4,343     211  $ (3,696)   (144)
                                                   =======    ====  ========  ======

                                           SIX MONTHS ENDED          YEAR ENDED
                                            APRIL 30, 2019        OCTOBER 31, 2018
                                         --------------------  ---------------------
                                              (UNAUDITED)
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  --------
Class R2 Shares
   Shares Issued........................ $    12,438      559  $    38,144     1,523
   Shares Issued in Lieu of Cash
     Distributions......................       4,653      231        7,940       325
   Shares Redeemed......................     (33,776)  (1,517)     (85,609)   (3,475)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2
  Shares................................ $   (16,685)    (727) $   (39,525)   (1,627)
                                         ===========  =======  ===========  ========
Institutional Class Shares
   Shares Issued........................ $ 1,585,107   73,034  $ 2,152,781    85,162
   Shares Issued in Lieu of Cash
     Distributions......................     448,050   22,111      541,597    21,998
   Shares Redeemed......................  (1,255,349) (57,833)  (2,187,982)  (86,229)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) --
  Institutional Class Shares............ $   777,808   37,312  $   506,396    20,931
                                         ===========  =======  ===========  ========

                                           SIX MONTHS ENDED          YEAR ENDED
                                            APRIL 30, 2019        OCTOBER 31, 2018
                                         --------------------  ---------------------
                                              (UNAUDITED)
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued........................ $     3,814      137  $     6,653       219
   Shares Issued in Lieu of Cash
     Distributions......................         298       11          632        21
   Shares Redeemed......................      (1,467)     (52)     (10,333)     (332)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2
  Shares................................ $     2,645       96  $    (3,048)      (92)
                                         ===========  =======  ===========  ========
Institutional Class Shares
   Shares Issued........................ $ 2,003,563   70,707  $ 2,703,084    87,936
   Shares Issued in Lieu of Cash
     Distributions......................     184,564    6,909      416,344    14,012
   Shares Redeemed......................  (1,501,159) (53,644)  (3,948,131) (128,474)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) --
  Institutional Class Shares............ $   686,968   23,972  $  (828,703)  (26,526)
                                         ===========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's and Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities . The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                         FORWARD
                                                        CURRENCY
                                                        CONTRACTS FUTURES
                                                        --------- --------
     Enhanced U.S. Large Company Portfolio.............  $73,682  $323,386
     U.S. Targeted Value Portfolio.....................       --    78,618
     U.S. Small Cap Value Portfolio....................       --   130,425
     U.S. Core Equity 1 Portfolio......................       --   185,025
     U.S. Core Equity 2 Portfolio......................       --   206,485
     U.S. Vector Equity Portfolio......................       --    34,467
     U.S. Small Cap Portfolio..........................       --   113,259
     U.S. Micro Cap Portfolio..........................       --    57,463

                                                           FORWARD
                                                          CURRENCY
                                                          CONTRACTS FUTURES
                                                          --------- --------
    DFA Real Estate Securities Portfolio................. $     --  $ 54,743
    Large Cap International Portfolio....................       --    37,429
    International Core Equity Portfolio..................       --   214,193
    International Small Company Portfolio................       --    63,475
    DFA International Real Estate Securities Portfolio...       --    31,960
    DFA International Small Cap Value Portfolio..........       --   109,213
    International High Relative Profitability Portfolio..       --       161
    World ex U.S. Targeted Value Portfolio...............       --     2,234
    World ex U.S. Core Equity Portfolio..................       --     7,296
    Selectively Hedged Global Equity Portfolio...........  125,572    15,691
    Emerging Markets Core Equity Portfolio...............       --   206,265
    Emerging Markets Targeted Value Portfolio............       --       218

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                         --------------------------------------------
                                          TOTAL VALUE      FORWARD
                                               AT         CURRENCY        EQUITY
                                         APRIL 30, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                         -------------- ------------- ---------------
Enhanced U.S. Large Company Portfolio...    $21,179         $494          $20,685
U.S. Targeted Value Portfolio...........      4,852           --            4,852
U.S. Small Cap Value Portfolio..........      3,944           --            3,944
U.S. Core Equity 1 Portfolio............     13,031           --           13,031
U.S. Core Equity 2 Portfolio............     13,721           --           13,721
U.S. Vector Equity Portfolio............      2,185           --            2,185
U.S. Small Cap Portfolio................      8,883           --            8,883
U.S. Micro Cap Portfolio................      3,430           --            3,430
DFA Real Estate Securities Portfolio....      3,633           --            3,633
Large Cap International Portfolio.......      2,229           --            2,229
International Core Equity Portfolio.....     14,630           --           14,630
International Small Company Portfolio...        328           --              328
DFA International Real Estate
  Securities Portfolio..................      2,228           --            2,228
DFA International Small Cap Value
  Portfolio.............................      6,216           --            6,216
Selectively Hedged Global Equity
  Portfolio.............................      1,273          514              759
Emerging Markets Core Equity Portfolio..     13,152           --           13,152

                                                        LIABILITY DERIVATIVES VALUE
                                                        ---------------------------
                                                         TOTAL VALUE      FORWARD
                                                              AT         CURRENCY
                                                        APRIL 30, 2019 CONTRACTS (3)
                                                        -------------- -------------
Enhanced U.S. Large Company Portfolio..................      $(72)         $(72)
Selectively Hedged Global Equity Portfolio.............       (29)          (29)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                     REALIZED GAIN (LOSS) ON
                                                           DERIVATIVES
                                              -----------------------------------
                                                           FORWARD
                                                          CURRENCY       EQUITY
                                                TOTAL   CONTRACTS (1) CONTRACTS (2)
                                              --------  ------------- -------------
Enhanced U.S. Large Company Portfolio........ $(12,260)    $1,946       $(14,206)*
U.S. Large Cap Equity Portfolio..............      466         --            466*
U.S. Targeted Value Portfolio................   (2,413)        --         (2,413)
U.S. Small Cap Value Portfolio...............   (3,040)        --         (3,040)
U.S. Core Equity 1 Portfolio.................    2,546         --          2,546
U.S. Core Equity 2 Portfolio.................   (4,838)        --         (4,838)
U.S. Vector Equity Portfolio.................    2,204         --          2,204
U.S. Small Cap Portfolio.....................   (1,294)        --         (1,294)
U.S. Micro Cap Portfolio.....................   (5,420)        --         (5,420)
U.S. High Relative Profitability Portfolio...      (52)        --            (52)*
DFA Real Estate Securities Portfolio.........   (6,732)        --         (6,732)
Large Cap International Portfolio............   (1,849)        --         (1,849)
International Core Equity Portfolio..........     (943)        --           (943)
International Small Company Portfolio........   (1,000)        --         (1,000)
DFA International Real Estate Securities
  Portfolio..................................   (1,258)        --         (1,258)
DFA Global Real Estate Securities Portfolio..     (135)        --           (135)*
DFA International Small Cap Value Portfolio..   (2,562)        --         (2,562)
International Vector Equity Portfolio........   (1,747)        --         (1,747)*
International High Relative Profitability
  Portfolio..................................      255         --            255*
World ex U.S. Value Portfolio................     (109)        --           (109)*
World ex U.S. Targeted Value Portfolio.......     (308)        --           (308)*
World ex U.S. Core Equity Portfolio..........   (1,060)        --         (1,060)*
World Core Equity Portfolio..................      (63)        --            (63)*
Selectively Hedged Global Equity Portfolio...      493      2,569         (2,076)
Emerging Markets Core Equity Portfolio.......    2,305         --          2,305
Emerging Markets Targeted Value Portfolio....       39         --             39*

                                                CHANGE IN UNREALIZED APPRECIATION
                                                  (DEPRECIATION) ON DERIVATIVES
                                              -----------------------------------
                                                           FORWARD
                                                          CURRENCY       EQUITY
                                                TOTAL   CONTRACTS (3) CONTRACTS (4)
                                              --------  ------------- -------------
Enhanced U.S. Large Company Portfolio........ $ 40,193     $  (27)      $ 40,220

                                                      CHANGE IN UNREALIZED APPRECIATION
                                                        (DEPRECIATION) ON DERIVATIVES
                                                     -----------------------------------
                                                                FORWARD
                                                               CURRENCY       EQUITY
                                                      TOTAL  CONTRACTS (3) CONTRACTS (4)
                                                     ------- ------------- -------------
U.S. Targeted Value Portfolio....................... $ 6,971         --       $ 6,971
U.S. Small Cap Value Portfolio......................   6,431         --         6,431
U.S. Core Equity 1 Portfolio........................  18,378         --        18,378
U.S. Core Equity 2 Portfolio........................  22,739         --        22,739
U.S. Vector Equity Portfolio........................   1,554         --         1,554
U.S. Small Cap Portfolio............................   8,867         --         8,867
U.S. Micro Cap Portfolio............................   6,144         --         6,144
DFA Real Estate Securities Portfolio................   4,100         --         4,100
Large Cap International Portfolio...................   4,753         --         4,753
International Core Equity Portfolio.................  23,259         --        23,259
International Small Company Portfolio...............   6,908         --         6,908
DFA International Real Estate Securities Portfolio..   3,208         --         3,208
DFA International Small Cap Value Portfolio.........   7,897         --         7,897
Selectively Hedged Global Equity Portfolio..........   1,265    $(1,116)        2,381
Emerging Markets Core Equity Portfolio..............  21,428         --        21,428

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of April 30, 2019, there were no futures contracts outstanding. During the six months ended April 30, 2019, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2019 (amounts in thousands):

                                            GROSS AMOUNTS NOT                                     GROSS AMOUNTS NOT
                                              OFFSET IN THE                                         OFFSET IN THE
                                              STATEMENTS OF                                         STATEMENTS OF
                                          ASSETS AND LIABILITIES                                ASSETS AND LIABILITIES
                                          ----------------------                                ----------------------
                                                                                        NET
                                  NET                                                 AMOUNTS
                                AMOUNTS                                                 OF
                               OF ASSETS                                            LIABILITIES
                     GROSS     PRESENTED                                   GROSS     PRESENTED
                    AMOUNTS     IN THE                                    AMOUNTS     IN THE
                       OF     STATEMENTS                                    OF      STATEMENTS
                   RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                     ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION           (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------        ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                          ASSETS                                             LIABILITIES
                   ---------------------------------------------------- -----------------------------------------------------
ENHANCED U.S.
  LARGE
  COMPANY
  PORTFOLIO
Citibank, N.A.....    $267       $267          --         --      $267       --          --          --         --       --
HSBC Bank.........      52         52          --         --        52       --          --          --         --       --
Royal Bank of
  Scotland........     174        174        $(72)        --       102      $72         $72        $(72)        --       --
                      ----       ----        ----         --      ----      ---         ---        ----         --      ---
Total                 $493       $493        $(72)        --      $421      $72         $72        $(72)        --       --
                      ====       ====        ====         ==      ====      ===         ===        ====         ==      ===
SELECTIVELY
  HEDGED GLOBAL
  EQUITY
  PORTFOLIO
Bank of America
  Corp............      --         --          --         --        --      $ 7         $ 7          --         --      $ 7
Citibank, N.A.....    $184       $184        $(21)        --      $163       21          21        $(21)        --       --
State Street Bank
  and Trust.......     285        285          --         --       285       --          --          --         --       --
JP Morgan.........      45         45          --         --        45       --          --          --         --       --
                      ----       ----        ----         --      ----      ---         ---        ----         --      ---
Total                 $514       $514        $(21)        --      $493      $28         $28        $(21)        --      $ 7
                      ====       ====        ====         ==      ====      ===         ===        ====         ==      ===

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                  MAXIMUM
                                         WEIGHTED WEIGHTED                         AMOUNT   OUTSTANDING
                                         AVERAGE  AVERAGE   NUMBER OF   INTEREST  BORROWED  BORROWINGS
                                         INTEREST   LOAN       DAYS     EXPENSE  DURING THE    AS OF
                                           RATE   BALANCE  OUTSTANDING* INCURRED   PERIOD   04/30/2019
                                         -------- -------- ------------ -------- ---------- -----------
U.S. Large Cap Equity Portfolio.........   3.11%  $ 7,339       29        $19     $ 29,727      --
U.S. High Relative Profitability
  Portfolio.............................   3.15%    8,330        9          7       12,562      --
Global Small Company Portfolio..........   3.06%      110       33         --          412      --
International Small Company Portfolio...   3.15%    2,008        1         --        2,008      --
DFA International Real Estate
  Securities Portfolio..................   3.11%   39,852       23         80       97,642      --
DFA Global Real Estate Securities
  Portfolio.............................   3.09%    8,568       24         17       26,204      --
DFA International Small Cap Value
  Portfolio.............................   2.98%   16,501       11         15      110,411      --
International Vector Equity Portfolio...   3.15%    7,247        9          6       12,563      --
World ex U.S. Value Portfolio...........   3.11%      956       30          2       10,385      --
World ex U.S. Targeted Value Portfolio..   2.95%    4,698       27         10       21,220      --
World ex U.S. Core Equity Portfolio.....   2.98%    5,213        8          3       18,667      --
World Core Equity Portfolio.............   2.99%    1,443       22          3        5,444      --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the six months ended April 30, 2019.

J. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

   For the six months ended April 30, 2019, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                     --------- -------- --------------------
U.S. Large Cap Equity Portfolio.............. $ 20,138  $ 21,267       $ (3,306)
U.S. Targeted Value Portfolio................  106,096    91,923          2,514
U.S. Small Cap Value Portfolio...............  133,099   253,842         38,051
U.S. Core Equity 1 Portfolio.................   30,829    16,495        (11,666)
U.S. Core Equity 2 Portfolio.................   39,961    38,572        (15,659)
U.S. Vector Equity Portfolio.................   10,887    27,589          5,110
U.S. Small Cap Portfolio.....................  103,935    50,372         (1,906)
U.S. Micro Cap Portfolio.....................   73,099    48,867         10,624
U.S. High Relative Profitability Portfolio...   21,715     6,506            (58)
DFA Real Estate Securities Portfolio.........      553     7,277         (2,620)
Large Cap International Portfolio............   52,972    17,256         (7,797)
International Core Equity Portfolio..........   30,507    42,903        (30,107)
DFA Global Real Estate Securities Portfolio..    3,913        --             --
DFA International Small Cap Value Portfolio..   34,123   145,759         17,627
International Vector Equity Portfolio........   16,785    12,441         (3,441)
International High Relative Profitability
  Portfolio..................................   11,000       949           (533)
World ex U.S. Targeted Value Portfolio.......    9,727     4,088            361
World ex U.S. Core Equity Portfolio..........   18,694     2,936           (210)
Emerging Markets Core Equity Portfolio.......    2,640     4,054         (1,008)

K. SECURITIES LENDING:

   As of April 30, 2019, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                                  NON-CASH
                                                                 COLLATERAL
                                                                   MARKET
                                                                   VALUE
                                                                 ----------
    U.S. Large Cap Equity Portfolio............................. $   13,283
    U.S. Targeted Value Portfolio...............................    694,543
    U.S. Small Cap Value Portfolio..............................  1,003,444
    U.S. Core Equity 1 Portfolio................................    848,500
    U.S. Core Equity 2 Portfolio................................  1,093,803
    U.S. Vector Equity Portfolio................................    209,554
    U.S. Small Cap Portfolio....................................  1,510,374
    U.S. Micro Cap Portfolio....................................    375,709
    U.S. High Relative Profitability Portfolio..................     13,942
    DFA Real Estate Securities Portfolio........................    163,980
    Large Cap International Portfolio...........................     30,584

                                                                  NON-CASH
                                                                 COLLATERAL
                                                                   MARKET
                                                                   VALUE
                                                                 ----------
    International Core Equity Portfolio.........................  $459,226
    DFA International Real Estate Securities Portfolio..........    46,487
    DFA International Small Cap Value Portfolio.................   297,175
    International Vector Equity Portfolio.......................    58,678
    International High Relative Profitability Portfolio.........     1,602
    World ex U.S. Targeted Value Portfolio......................     5,581
    World ex U.S. Core Equity Portfolio.........................    73,029
    Emerging Markets Core Equity Portfolio......................   893,018
    Emerging Markets Targeted Value Portfolio...................     1,550

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                  AS OF APRIL 30, 2019
                                                     -----------------------------------------------
                                                     OVERNIGHT            BETWEEN
                                                        AND               30 & 90
                                                     CONTINUOUS  <30 DAYS  DAYS   >90 DAYS   TOTAL
                                                     ----------  -------- ------- -------- ----------
SECURITIES LENDING TRANSACTIONS
ENHANCED U.S. LARGE COMPANY PORTFOLIO
   Bonds............................................ $    2,418     --      --       --    $    2,418
U.S. LARGE CAP EQUITY PORTFOLIO
   Common Stocks....................................     41,108     --      --       --        41,108
U.S. TARGETED VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..................  1,100,319     --      --       --     1,100,319
U.S. SMALL CAP VALUE PORTFOLIO
   Common Stocks, Rights/Warrants...................  1,501,100     --      --       --     1,501,100
U.S. CORE EQUITY 1 PORTFOLIO
   Common Stocks....................................  1,637,862     --      --       --     1,637,862
U.S. CORE EQUITY 2 PORTFOLIO
   Common Stocks....................................  1,909,858     --      --       --     1,909,858
U.S. VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................    379,561     --      --       --       379,561
U.S. SMALL CAP PORTFOLIO
   Common Stocks, Rights/Warrants...................  2,780,163     --      --       --     2,780,163
U.S. MICRO CAP PORTFOLIO
   Common Stocks, Preferred Stocks..................    797,616     --      --       --       797,616
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks....................................     11,584     --      --       --        11,584
DFA REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................    306,926     --      --       --       306,926
LARGE CAP INTERNATIONAL PORTFOLIO
   Common Stocks....................................    329,248     --      --       --       329,248
INTERNATIONAL CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................  2,082,255     --      --       --     2,082,255
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................    185,512     --      --       --       185,512
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................     86,622     --      --       --        86,622
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
   Common Stocks....................................    797,328     --      --       --       797,328
INTERNATIONAL VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................    171,701     --      --       --       171,701
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks....................................     28,429     --      --       --        28,429
WORLD EX U.S. TARGETED VALUE PORTFOLIO
   Common Stocks....................................      1,935     --      --       --         1,935

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF APRIL 30, 2019
                                           -----------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                           ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks..........................   $189,732       --         --         --    $189,732
EMERGING MARKETS CORE EQUITY PORTFOLIO
   Common Stocks..........................    647,679       --         --         --     647,679
EMERGING MARKETS TARGETED VALUE PORTFOLIO
   Common Stocks..........................        728       --         --         --         728

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the six months ended April 30, 2019, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

      DFA Real Estate Securities Portfolio........................ $50,622

O. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

P. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                APPROXIMATE
                                                                                 PERCENTAGE
                                                                   NUMBER OF   OF OUTSTANDING
                                                                  SHAREHOLDERS     SHARES
                                                                  ------------ --------------
Enhanced U.S. Large Company Portfolio-Institutional Class........      3             62%
U.S. Large Cap Equity Portfolio-Institutional Class..............      4             87%
U.S. Large Cap Value Portfolio-Institutional Class...............      3             69%
U.S. Targeted Value Portfolio-Class R1...........................      5             89%
U.S. Targeted Value Portfolio-Class R2...........................      7             85%
U.S. Targeted Value Portfolio-Institutional Class................      3             58%
U.S. Small Cap Value Portfolio-Institutional Class...............      4             70%
U.S. Core Equity 1 Portfolio-Institutional Class.................      5             79%
U.S. Core Equity 2 Portfolio-Institutional Class.................      5             81%
U.S. Vector Equity Portfolio-Institutional Class.................      5             84%
U.S. Small Cap Portfolio-Institutional Class.....................      3             54%
U.S. Micro Cap Portfolio-Institutional Class.....................      4             75%
U.S. High Relative Profitability Portfolio-Institutional Class...      3             90%
DFA Real Estate Securities Portfolio-Institutional Class.........      4             73%
Large Cap International Portfolio-Institutional Class............      3             64%
International Core Equity Portfolio-Institutional Class..........      4             70%
Global Small Company Portfolio-Institutional Class...............      5             97%
International Small Company Portfolio-Institutional Class........      3             64%
Japanese Small Company Portfolio-Institutional Class.............      4             88%
Asia Pacific Small Company Portfolio-Institutional Class.........      3             94%
United Kingdom Small Company Portfolio-Institutional Class.......      4             95%
Continental Small Company Portfolio-Institutional Class..........      3             93%
DFA International Real Estate Securities Portfolio-Institutional
  Class..........................................................      4             90%
DFA Global Real Estate Securities Portfolio-Institutional Class..      3             65%
DFA International Small Cap Value Portfolio-Institutional Class..      4             71%
International Vector Equity Portfolio-Institutional Class........      3             81%
International High Relative Profitability
  Portfolio-Institutional Class..................................      3             91%
World ex U.S. Value Portfolio-Institutional Class................      6             83%
World ex U.S. Targeted Value Portfolio-Institutional Class.......      3             98%
World ex U.S. Core Equity Portfolio-Institutional Class..........      3             73%
World Core Equity Portfolio-Institutional Class..................      6             81%
Selectively Hedged Global Equity Portfolio-Institutional Class...      4             95%
Emerging Markets Portfolio-Institutional Class...................      3             54%

                                                                                APPROXIMATE
                                                                                 PERCENTAGE
                                                                   NUMBER OF   OF OUTSTANDING
                                                                  SHAREHOLDERS     SHARES
                                                                  ------------ --------------
Emerging Markets Small Cap Portfolio-Institutional Class.........      3             54%
Emerging Markets Value Portfolio-Class R2........................      2             91%
Emerging Markets Value Portfolio-Institutional Class.............      2             35%
Emerging Markets Core Equity Portfolio-Institutional Class.......      3             61%
Emerging Markets Targeted Value Portfolio-Institutional Class....      4            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                                  ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                                  --------------------------------------------
                                                                   NET INCOME FOR      ACCUMULATED
                                                                   THE CURRENT OR     UNDISTRIBUTED
                                                                      PRECEDING        NET PROFITS    PAID-IN
                                                                    FISCAL YEAR,      FROM THE SALE   SURPLUS
                                                                   AND ACCUMULATED    OF SECURITIES   OR OTHER
                                                                  UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                                         INCOME          PROPERTIES      SOURCE
--------------                                                    -----------------   -------------   --------
Enhanced U.S. Large Company Portfolio December 18, 2018..........        83%                0%           17%
U.S. Large Cap Equity Portfolio December 18, 2018................        91%                0%            9%
U.S. Large Cap Value Portfolio December 18, 2018.................        89%                0%           11%
U.S. Targeted Value Portfolio December 18, 2018..................        88%                0%           12%
U.S. Small Cap Value Portfolio December 18, 2018.................        59%                0%           41%
U.S. Core Equity 1 Portfolio December 17, 2018...................        90%                0%           10%
U.S. Core Equity 2 Portfolio December 17, 2018...................        91%                0%            9%
U.S. Vector Equity Portfolio December 18, 2018...................        93%                0%            7%
U.S. Small Cap Portfolio December 17, 2018.......................        80%                0%           20%
U.S. Micro Cap Portfolio December 18, 2018.......................        70%                0%           30%
U.S. High Relative Profitability Portfolio December 18, 2018.....        74%                0%           26%
DFA Real Estate Securities Portfolio December 17, 2018...........        61%                0%           39%
Large Cap International Portfolio December 17, 2018..............        76%                0%           24%
International Core Equity Portfolio December 17, 2018............        70%                0%           30%
International Small Company Portfolio December 18, 2018..........        33%                0%           67%
Japanese Small Company Portfolio December 18, 2018...............         0%                0%          100%

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
CONTINUED

                                                                   ESTIMATED % BREAKDOWN OF DISTRIBUTION
                                                                                  SOURCES
                                                                  ---------------------------------------
                                                                   NET INCOME FOR    ACCUMULATED
                                                                   THE CURRENT OR   UNDISTRIBUTED
                                                                      PRECEDING      NET PROFITS  PAID-IN
                                                                    FISCAL YEAR,    FROM THE SALE SURPLUS
                                                                   AND ACCUMULATED  OF SECURITIES OR OTHER
                                                                  UNDISTRIBUTED NET   OR OTHER    CAPITAL
PORTFOLIO NAME                                                         INCOME        PROPERTIES    SOURCE
--------------                                                    ----------------- ------------- --------
Asia Pacific Small Company Portfolio December 18, 2018...........        25%              0%         75%
United Kingdom Small Company Portfolio December 18, 2018.........         0%              0%        100%
Continental Small Company Portfolio December 18, 2018............         0%              0%        100%
DFA International Real Estate Securities Portfolio December 17,
  2018...........................................................         0%              0%        100%
DFA Global Real Estate Securities Portfolio December 18, 2018....        98%              0%          2%
DFA International Small Cap Value Portfolio December 17, 2018....        45%              0%         55%
International Vector Equity Portfolio December 17, 2018..........        63%              0%         37%
International High Relative Profitability Portfolio December 18,
  2018...........................................................        86%              0%         14%
World ex U.S. Value Portfolio December 18, 2018..................        79%              0%         21%
World ex U.S. Targeted Value Portfolio December 18, 2018.........        86%              0%         14%
World ex U.S. Core Equity Portfolio December 18, 2018............        68%              0%         32%
Selectively Hedged Global Equity Portfolio December 18, 2018.....        87%              0%         13%
Emerging Markets Portfolio December 18, 2018.....................        17%              0%         83%
Emerging Markets Small Cap Portfolio December 18, 2018...........        12%              0%         88%
Emerging Markets Value Portfolio December 18, 2018...............        25%              0%         75%
   December 31, 2018.............................................         0%              0%        100%
Emerging Markets Core Equity Portfolio December 17, 2018.........        56%              0%         44%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT  ANNUALIZED    PAID
                                                               VALUE    VALUE    EXPENSE     DURING
                                                             11/01/18  04/30/19 RATIO (1)  PERIOD (1)
                                                             --------- -------- ---------- ----------
DFA COMMODITY STRATEGY PORTFOLIO
--------------------------------
Actual Fund Return.......................................... $1,000.00 $991.60     0.33%     $1.63

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                             BEGINNING  ENDING               EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                               VALUE    VALUE     EXPENSE     DURING
                                                             11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                             --------- --------- ---------- ----------
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.16    0.33%     $1.66

--------
(1)DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
               Corporate.................................  38.1%
               Government................................  20.1%
               Foreign Corporate.........................  18.9%
               Foreign Government........................  21.6%
               Supranational.............................   1.3%
                                                          -----
                                                          100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
BONDS -- (79.4%)
AUSTRALIA -- (3.4%)
Commonwealth Bank of Australia
         2.300%, 09/06/19.................................................      2,100  $ 2,097,632
(OMEGA)  2.250%, 03/10/20.................................................      5,000    4,982,008
         2.300%, 03/12/20.................................................      3,000    2,991,381
         5.000%, 03/19/20.................................................      5,000    5,098,849
         2.400%, 11/02/20.................................................      2,246    2,237,085
Macquarie Group, Ltd.
(OMEGA)  6.250%, 01/14/21.................................................      4,842    5,093,321
National Australia Bank, Ltd.
(OMEGA)  2.400%, 12/09/19.................................................      9,500    9,487,069
         2.125%, 05/22/20.................................................        745      740,789
         2.625%, 07/23/20.................................................      4,052    4,050,113
Westpac Banking Corp.
         2.300%, 05/26/20.................................................     17,774   17,706,918
         2.100%, 05/13/21.................................................      1,000      987,558
                                                                                       -----------
TOTAL AUSTRALIA...........................................................              55,472,723
                                                                                       -----------
AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
         1.875%, 01/20/21.................................................      1,500    1,486,441
                                                                                       -----------
BELGIUM -- (2.2%)
Dexia Credit Local SA
         1.875%, 01/29/20.................................................      5,000    4,975,787
         0.200%, 03/16/21................................................. EUR 16,250   18,368,683
Solvay Finance America LLC
(OMEGA)  3.400%, 12/03/20.................................................     12,000   12,066,707
                                                                                       -----------
TOTAL BELGIUM.............................................................              35,411,177
                                                                                       -----------
CANADA -- (15.1%)
Canada Housing Trust No 1
(OMEGA)  1.450%, 06/15/20................................................. CAD 52,000   38,686,184
CPPIB Capital, Inc.
         1.400%, 06/04/20................................................. CAD  6,000    4,460,342
Nutrien, Ltd.
         6.500%, 05/15/19.................................................      1,446    1,447,841
Province of Alberta Canada
         1.900%, 12/06/19.................................................      5,000    4,981,203
         1.250%, 06/01/20................................................. CAD 39,000   28,945,062
Province of British Columbia Canada
         3.700%, 12/18/20................................................. CAD 30,000   23,091,513
Province of Manitoba Canada
#        2.050%, 11/30/20.................................................     15,000   14,893,536

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
CANADA -- (Continued)
Province of Ontario Canada
         4.200%, 06/02/20................................................. CAD 40,000  $ 30,634,023
         4.000%, 06/02/21................................................. CAD  7,000     5,461,641
Province of Quebec Canada
         4.500%, 12/01/20................................................. CAD 50,000    38,925,879
Royal Bank of Canada
         2.980%, 05/07/19................................................. CAD  7,000     5,226,461
         2.150%, 03/06/20.................................................      5,708     5,688,922
         2.350%, 10/30/20.................................................      5,913     5,886,850
Toronto-Dominion Bank (The)
         2.563%, 06/24/20................................................. CAD 39,000    29,285,952
         2.500%, 12/14/20.................................................      1,000       998,098
         3.250%, 06/11/21.................................................     10,000    10,121,161
                                                                                       ------------
TOTAL CANADA..............................................................              248,734,668
                                                                                       ------------
DENMARK -- (0.3%)
Danske Bank A.S.
(OMEGA)  2.800%, 03/10/21.................................................      5,400     5,343,157
                                                                                       ------------
FINLAND -- (0.1%)
Municipality Finance P.L.C.
         1.750%, 05/21/19.................................................      1,150     1,149,503
                                                                                       ------------
FRANCE -- (3.3%)
BNP Paribas SA
         2.375%, 05/21/20.................................................      2,720     2,711,528
BPCE SA
         2.650%, 02/03/21.................................................        330       329,213
Credit Agricole SA
(OMEGA)  2.750%, 06/10/20.................................................      5,000     4,998,165
Electricite de France SA
(OMEGA)  2.350%, 10/13/20.................................................      5,000     4,970,309
Orange SA
         1.625%, 11/03/19.................................................      2,000     1,988,538
Sanofi
         4.000%, 03/29/21.................................................     17,450    17,898,602
         0.875%, 09/22/21................................................. EUR  5,000     5,737,329
Societe Generale SA
         2.625%, 09/16/20.................................................      2,000     1,996,077
Total Capital International SA
#        2.100%, 06/19/19.................................................     13,208    13,198,373
                                                                                       ------------
TOTAL FRANCE..............................................................               53,828,134
                                                                                       ------------
GERMANY -- (4.0%)
Bayer U.S. Finance LLC
         2.375%, 10/08/19.................................................      1,500     1,495,113
BMW US Capital LLC
(OMEGA)  2.000%, 04/11/21.................................................      3,000     2,960,527

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
GERMANY -- (Continued)
Daimler Finance North America LLC
(OMEGA)   2.250%, 03/02/20.................................................    2,925  $ 2,912,174
#(OMEGA)  2.700%, 08/03/20.................................................    3,060    3,052,398
Deutsche Bank AG
#         2.950%, 08/20/20.................................................    7,018    6,963,990
#         3.125%, 01/13/21.................................................    3,889    3,829,863
Deutsche Telekom International Finance BV
(OMEGA)   1.500%, 09/19/19.................................................    3,000    2,984,061
EMD Finance LLC
(OMEGA)   2.400%, 03/19/20.................................................    1,150    1,145,230
Erste Abwicklungsanstalt
          1.375%, 10/30/19.................................................   25,000   24,856,700
State of North Rhine-Westphalia Germany
          1.625%, 01/22/20.................................................    3,650    3,626,436
Volkswagen Group of America Finance LLC
(OMEGA)   2.125%, 05/23/19.................................................   10,000    9,996,170
          2.400%, 05/22/20.................................................    2,000    1,988,942
                                                                                      -----------
TOTAL GERMANY..............................................................            65,811,604
                                                                                      -----------
JAPAN -- (1.8%)
American Honda Finance Corp.
          2.250%, 08/15/19.................................................      610      609,375
Mitsubishi UFJ Financial Group, Inc.
          2.950%, 03/01/21.................................................      882      884,714
Mizuho Financial Group, Inc.
          2.632%, 04/12/21.................................................    2,000    1,992,052
MUFG Bank, Ltd.
          2.350%, 09/08/19.................................................      850      848,867
Sumitomo Mitsui Banking Corp.
          2.650%, 07/23/20.................................................    2,250    2,249,033
Toyota Motor Credit Corp.
          1.400%, 05/20/19.................................................    5,168    5,164,873
#         2.125%, 07/18/19.................................................    1,080    1,078,942
          2.150%, 03/12/20.................................................   16,893   16,850,177
                                                                                      -----------
TOTAL JAPAN                                                                            29,678,033
                                                                                      -----------
NETHERLANDS -- (3.7%)
BNG Bank NV
          2.500%, 02/28/20.................................................    1,800    1,800,081
(OMEGA)   1.750%, 10/05/20.................................................   24,800   24,559,192
ING Bank NV
(OMEGA)   2.500%, 10/01/19.................................................    3,000    2,996,311
Nederlandse Waterschapsbank NV
          1.625%, 03/04/20.................................................    4,362    4,330,088

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
NETHERLANDS -- (Continued)
Shell International Finance BV
#        4.300%, 09/22/19.................................................      12,204 $12,278,632
         1.875%, 05/10/21.................................................      15,000  14,794,765
                                                                                       -----------
TOTAL NETHERLANDS.........................................................              60,759,069
                                                                                       -----------
NORWAY -- (1.9%)
Norway Government Bond
(OMEGA)  3.750%, 05/25/21................................................. NOK 150,000  18,225,432
Equinor ASA
         2.900%, 11/08/20.................................................       3,192   3,207,278
Kommunalbanken A.S.
         1.750%, 05/28/19.................................................       5,000   4,997,170
         1.625%, 01/15/20.................................................       5,450   5,417,333
                                                                                       -----------
TOTAL NORWAY..............................................................              31,847,213
                                                                                       -----------
SPAIN -- (1.7%)
Iberdrola Finance Ireland DAC
(OMEGA)  5.000%, 09/11/19.................................................       2,000   2,014,093
Santander Holdings USA, Inc.
         2.650%, 04/17/20.................................................       4,992   4,979,164
Santander UK Group Holdings P.L.C.
         2.875%, 10/16/20.................................................       9,000   8,980,074
         3.125%, 01/08/21.................................................       1,808   1,807,438
Telefonica Emisiones SA
         5.462%, 02/16/21.................................................       8,000   8,356,574
Telefonica Emisiones SAU
         5.134%, 04/27/20.................................................       2,200   2,248,140
                                                                                       -----------
TOTAL SPAIN                                                                             28,385,483
                                                                                       -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.3%)
Council Of Europe Development Bank
         1.750%, 11/14/19.................................................       7,000   6,972,233
European Investment Bank
         1.125%, 02/18/20................................................. CAD  20,020  14,859,362
                                                                                       -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............................              21,831,595
                                                                                       -----------
SWEDEN -- (4.4%)
Kommuninvest I Sverige AB
         1.000%, 09/15/21................................................. SEK 400,000  43,096,719
Svensk Exportkredit AB
         1.875%, 06/17/19.................................................      17,000  16,983,680
Svenska Handelsbanken AB
         2.250%, 06/17/19.................................................       5,000   4,996,875
(OMEGA)  5.125%, 03/30/20.................................................       6,708   6,851,715
                                                                                       -----------
TOTAL SWEDEN                                                                            71,928,989
                                                                                       -----------

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SWITZERLAND -- (0.7%)
Credit Suisse AG
    3.000%, 10/29/21.................................................      1,500  $ 1,508,392
Nestle Finance International, Ltd.
    2.125%, 09/10/21................................................. EUR  2,875    3,404,822
UBS AG Stamford CT
    2.375%, 08/14/19.................................................        720      719,521
    2.350%, 03/26/20.................................................      6,000    5,983,886
                                                                                  -----------
TOTAL SWITZERLAND....................................................              11,616,621
                                                                                  -----------
UNITED KINGDOM -- (1.1%)
Barclays P.L.C.
    2.875%, 06/08/20.................................................      5,000    4,986,980
    3.250%, 01/12/21.................................................      1,085    1,084,999
HSBC USA, Inc.
    2.750%, 08/07/20.................................................     10,000   10,002,619
Lloyds Banking Group P.L.C.
#   3.100%, 07/06/21.................................................      1,000    1,002,687
                                                                                  -----------
TOTAL UNITED KINGDOM.................................................              17,077,285
                                                                                  -----------
UNITED STATES -- (34.3%)
3M Co.
    1.625%, 06/15/19.................................................      3,200    3,196,008
AbbVie, Inc.
    2.500%, 05/14/20.................................................     11,317   11,280,037
Allergan Funding SCS
    3.000%, 03/12/20.................................................      5,000    5,001,800
Allergan, Inc.
    3.375%, 09/15/20.................................................      1,570    1,578,432
American Express Credit Corp.
    2.375%, 05/26/20.................................................      6,210    6,188,810
    2.600%, 09/14/20.................................................      1,600    1,597,878
American International Group, Inc.
    2.300%, 07/16/19.................................................      1,500    1,498,609
    3.375%, 08/15/20.................................................      3,470    3,494,967
    6.400%, 12/15/20.................................................      7,000    7,385,859
Amgen, Inc.
    2.200%, 05/11/20.................................................      9,990    9,947,094
Anthem, Inc.
    4.350%, 08/15/20.................................................      1,128    1,148,863
    2.500%, 11/21/20.................................................     11,465   11,407,141
Aon Corp.
    5.000%, 09/30/20.................................................      1,000    1,032,077
Aon P.L.C.
    2.800%, 03/15/21.................................................      3,380    3,379,022
Apple, Inc.
#   1.900%, 02/07/20.................................................     31,000   30,847,275
Autodesk, Inc.
    3.125%, 06/15/20.................................................      1,355    1,359,060
AutoZone, Inc.
    2.500%, 04/15/21.................................................      2,045    2,030,007

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    2.625%, 10/19/20.................................................    1,670  $ 1,671,177
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.................................................    2,800    2,795,153
Best Buy Co., Inc.
#   5.500%, 03/15/21.................................................    6,000    6,231,357
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.................................................      250      252,046
CA, Inc.
    5.375%, 12/01/19.................................................    5,245    5,310,316
Campbell Soup Co.
    4.250%, 04/15/21.................................................    8,000    8,184,183
Capital One Bank USA NA
    2.300%, 06/05/19.................................................    1,242    1,241,934
Capital One NA
    2.400%, 09/05/19.................................................    6,536    6,526,826
Cardinal Health, Inc.
    4.625%, 12/15/20.................................................    5,150    5,288,374
Celgene Corp.
    2.875%, 02/19/21.................................................   10,000    9,998,518
Chevron Corp.
    2.193%, 11/15/19.................................................   15,000   14,969,226
    1.961%, 03/03/20.................................................    8,000    7,956,438
Cisco Systems, Inc.
    1.400%, 09/20/19.................................................   12,330   12,273,891
Citigroup, Inc.
    2.650%, 10/26/20.................................................    2,575    2,571,450
#   2.700%, 03/30/21.................................................    4,790    4,783,910
Citizens Bank NA
#   2.550%, 05/13/21.................................................    8,000    7,963,535
Comerica, Inc.
    2.125%, 05/23/19.................................................    4,000    3,998,710
Discovery Communications LLC
    2.750%, 11/15/19.................................................    1,500    1,496,487
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.................................................    2,000    2,002,356
Dow Chemical Co. (The)
    4.250%, 11/15/20.................................................    9,625    9,803,327
Eastman Chemical Co.
    2.700%, 01/15/20.................................................    1,207    1,206,106
Enterprise Products Operating LLC
    5.200%, 09/01/20.................................................    3,839    3,959,059
Eversource Energy
    2.500%, 03/15/21.................................................    4,556    4,532,320
Exelon Corp.
    2.850%, 06/15/20.................................................    1,205    1,205,312
Exelon Generation Co. LLC
    4.000%, 10/01/20.................................................    4,282    4,342,016
Exxon Mobil Corp.
#   1.912%, 03/06/20.................................................    3,950    3,929,419

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
         2.222%, 03/01/21.................................................    3,000  $ 2,989,273
Fidelity National Information Services, Inc.
         3.625%, 10/15/20.................................................    1,214    1,225,173
         2.250%, 08/15/21.................................................    4,325    4,275,810
Fifth Third Bancorp
         2.875%, 07/27/20.................................................    4,000    4,007,069
General Electric Co.
#        4.375%, 09/16/20.................................................    7,000    7,126,334
General Mills, Inc.
         2.200%, 10/21/19.................................................    3,500    3,488,511
General Motors Financial Co., Inc.
         3.150%, 01/15/20.................................................    7,000    7,012,569
         4.200%, 03/01/21.................................................      500      508,865
Goldman Sachs Group, Inc. (The)
         2.300%, 12/13/19.................................................      600      598,315
         2.600%, 04/23/20.................................................    2,075    2,071,824
         6.000%, 06/15/20.................................................    8,000    8,273,579
Harley-Davidson Financial Services, Inc.
(OMEGA)  2.150%, 02/26/20.................................................      585      580,760
         2.400%, 06/15/20.................................................    2,600    2,574,720
(OMEGA)  2.850%, 01/15/21.................................................    6,000    5,963,036
Harris Corp.
         2.700%, 04/27/20.................................................    1,205    1,203,144
Hewlett Packard Enterprise Co.
         3.600%, 10/15/20.................................................   12,000   12,112,864
Huntington National Bank
         2.875%, 08/20/20.................................................    2,000    2,003,645
Integrys Holding, Inc.
         4.170%, 11/01/20.................................................    4,060    4,113,803
Intercontinental Exchange, Inc.
         2.750%, 12/01/20.................................................    3,519    3,521,252
International Business Machines Corp.
         2.250%, 02/19/21.................................................    3,615    3,588,509
John Deere Capital Corp.
         2.800%, 03/04/21.................................................    1,000    1,002,474
JPMorgan Chase & Co.
#        2.750%, 06/23/20.................................................    7,900    7,906,471
         4.350%, 08/15/21.................................................      750      776,119
Keurig Dr Pepper, Inc.
         3.200%, 11/15/21.................................................      630      630,456
KeyCorp
         2.900%, 09/15/20.................................................    3,128    3,137,860
Kraft Heinz Foods Co.
         2.800%, 07/02/20.................................................   14,365   14,345,876
Kroger Co. (The)
         1.500%, 09/30/19.................................................    1,565    1,557,129

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
    2.950%, 11/01/21.................................................    2,334  $ 2,340,254
Lam Research Corp.
    2.750%, 03/15/20.................................................    1,098    1,097,391
LG&E & KU Energy LLC
#   3.750%, 11/15/20.................................................    1,244    1,256,968
Liberty Mutual Group, Inc.
    5.000%, 06/01/21.................................................      980    1,016,676
LyondellBasell Industries NV
    6.000%, 11/15/21.................................................    5,000    5,327,377
Marriott International, Inc.
    2.875%, 03/01/21.................................................    1,000      999,620
Marsh & McLennan Cos. Inc.
#   4.800%, 07/15/21.................................................    1,526    1,585,323
Merck & Co., Inc.
    1.850%, 02/10/20.................................................   20,744   20,638,884
Microsoft Corp.
    1.100%, 08/08/19.................................................    4,930    4,911,327
#   1.850%, 02/12/20.................................................    7,000    6,966,728
Molson Coors Brewing Co.
    2.250%, 03/15/20.................................................   12,857   12,790,816
Mondelez International Holdings Netherlands BV
    1.625%, 10/28/19.................................................    2,000    1,988,643
Mylan N.V.
    3.150%, 06/15/21.................................................    1,214    1,214,013
Nasdaq, Inc.
    5.550%, 01/15/20.................................................    1,850    1,886,003
NetApp, Inc.
    3.375%, 06/15/21.................................................    4,880    4,921,220
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.................................................    1,500    1,498,524
Occidental Petroleum Corp.
    4.100%, 02/01/21.................................................      650      661,454
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.................................................    2,190    2,236,666
Oracle Corp.
#   2.250%, 10/08/19.................................................   27,680   27,627,659
Pfizer, Inc.
#   2.100%, 05/15/19.................................................   16,217   16,214,243
Philip Morris International, Inc.
    2.000%, 02/21/20.................................................    1,116    1,109,904
    2.900%, 11/15/21.................................................    5,159    5,183,074
PNC Bank NA
    2.300%, 06/01/20.................................................    2,400    2,391,978
#   2.600%, 07/21/20.................................................    4,116    4,115,070
Progressive Corp. (The)
    3.750%, 08/23/21.................................................    1,576    1,603,638
Regions Financial Corp.
#   3.200%, 02/08/21.................................................    4,400    4,430,928
Republic Services, Inc.
    5.500%, 09/15/19.................................................    1,167    1,178,283

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
Roper Technologies, Inc.
         3.000%, 12/15/20.................................................    5,070  $ 5,076,947
Sempra Energy
         2.850%, 11/15/20.................................................    6,000    5,993,002
Southern Power Co.
         2.375%, 06/01/20.................................................    1,645    1,637,746
Southwest Airlines Co.
         2.750%, 11/06/19.................................................    5,480    5,479,038
SunTrust Banks, Inc.
         2.500%, 05/01/19.................................................    1,735    1,735,000
TD Ameritrade Holding Corp.
         5.600%, 12/01/19.................................................    1,000    1,016,844
Thermo Fisher Scientific, Inc.
         4.500%, 03/01/21.................................................   12,082   12,449,649
TWDC Enterprises 18 Corp.
         2.150%, 09/17/20.................................................    2,500    2,487,315
UnitedHealth Group, Inc.
         2.125%, 03/15/21.................................................    7,305    7,243,204
Verizon Communications, Inc.
         2.625%, 02/21/20.................................................    1,288    1,288,000
         4.600%, 04/01/21.................................................    2,500    2,590,359
Walgreens Boots Alliance, Inc.
         2.700%, 11/18/19.................................................      470      469,779
Walmart, Inc.
         2.850%, 06/23/20.................................................   22,556   22,647,380
Walt Disney Co.
(OMEGA)  4.500%, 02/15/21.................................................    3,624    3,742,629
Wells Fargo & Co.
         2.550%, 12/07/20.................................................    1,450    1,445,930
         4.600%, 04/01/21.................................................    5,000    5,166,607
Xcel Energy, Inc.
         2.400%, 03/15/21.................................................    2,622    2,604,092

                                                                                                 FACE
                                                                                                AMOUNT^     VALUE+
                                                                                                ------- --------------
                                                                                                 (000)
UNITED STATES -- (Continued)
Zimmer Biomet Holdings, Inc.
                            2.700%, 04/01/20.................................................     1,021 $    1,018,998
                                                                                                        --------------
TOTAL UNITED STATES..........................................................................              564,747,008
                                                                                                        --------------
TOTAL BONDS..................................................................................            1,305,108,703
                                                                                                        --------------
U.S. TREASURY OBLIGATIONS -- (20.0%)
U.S. Treasury Bill
                            2.410%, 05/07/19.................................................    32,000     31,987,355
                            2.410%, 05/21/19.................................................    30,000     29,960,188
U.S. Treasury Notes
                            1.250%, 08/31/19.................................................    19,000     18,920,586
                            1.250%, 10/31/19.................................................    26,000     25,848,672
                            1.500%, 10/31/19.................................................    55,000     54,748,633
                            1.000%, 11/30/19.................................................    14,000     13,884,062
                            1.875%, 12/31/19.................................................    25,180     25,083,508
~(double left angle quote)  1.625%, 07/31/20.................................................   130,000    128,842,247
                                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................................................              329,275,251
                                                                                                        --------------
TOTAL INVESTMENT SECURITIES..................................................................            1,634,383,954
                                                                                                        --------------
                                                                                                SHARES
                                                                                                -------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)                        The DFA Short Term Investment Fund                                  921,331     10,660,717
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,653,906,919)....................................................................             $1,645,044,671
                                                                                                        ==============

As of April 30, 2019, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

                                                                                           UNREALIZED
                                                                                            FOREIGN
                                                                                            EXCHANGE
                                                                              SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD                COUNTERPARTY                   DATE    (DEPRECIATION)
------------------- ---------------- ---------------------------------------  ---------- --------------
USD    120,933,782  CAD  160,968,947 State Street Bank and Trust               07/09/19    $ 571,469
USD    112,149,755  CAD  149,710,211 Citibank, N.A.                            07/15/19      190,938
                                                                                           ---------
TOTAL APPRECIATION                                                                         $ 762,407
CAD     15,551,907  USD   11,669,232 National Australia Bank Ltd.              07/09/19    $ (40,508)
USD     27,656,318  EUR   24,609,526 State Street Bank and Trust               05/31/19      (12,665)
USD     43,196,014  SEK  411,798,965 Barclays Capital                          05/31/19     (263,525)

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                                UNREALIZED
                                                                                                 FOREIGN
                                                                                                 EXCHANGE
                                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD                  COUNTERPARTY                   DATE    (DEPRECIATION)
-------------------  -------------------- ---------------------------------------  ---------- --------------
USD       18,169,780 NOK      157,439,271 State Street Bank and Trust               06/05/19   $  (103,473)
                                                                                               -----------
TOTAL (DEPRECIATION)                                                                           $  (420,171)
                                                                                               -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                 $   342,236
                                                                                               ===========

As of April 30, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                                      UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE         VALUE      (DEPRECIATION)
-----------                                        --------- ---------- ------------  ------------  --------------
LONG POSITION CONTRACTS:
Brent Crude Oil Futures...........................     26     05/31/19  $  1,851,523  $  1,873,560    $  22,037
CBOT Wheat Futures................................     25     07/12/19       560,710       535,938      (24,772)
Coffee Futures....................................     13     07/19/19       453,179       454,106          927
COMEX Gold 100 Troy Oz. Futures...................     20     06/26/19     2,554,462     2,571,400       16,938
Copper Futures....................................     23     07/29/19     1,689,997     1,669,800      (20,197)
Corn Futures......................................     63     07/12/19     1,158,470     1,141,875      (16,595)
Cotton............................................      8     07/09/19       314,292       307,120       (7,172)
Gas Oil...........................................     10     07/11/19       635,933       638,500        2,567
Gasoline Rbob Futures.............................      8     06/28/19       667,186       683,155       15,969
KCBT Hard Red Winter Wheat Futures................     11     07/12/19       232,511       216,700      (15,811)
Lean Cattle Futures...............................     17     06/28/19       832,702       776,900      (55,802)
Lean Hogs Futures.................................     15     06/14/19       582,688       529,350      (53,338)
LME Nickel Futures................................     32     05/15/19     2,402,433     2,332,320      (70,113)
LME Nickel Futures................................     19     07/17/19     1,484,476     1,389,774      (94,702)
LME Prime Aluminium Futures.......................     45     07/17/19     2,113,093     2,017,125      (95,968)
LME Prime Aluminium Futures.......................     75     05/15/19     3,504,041     3,324,375     (179,666)
LME Zinc Futures..................................     41     05/15/19     2,802,058     2,987,875      185,817
LME Zinc Futures..................................     25     07/17/19     1,800,932     1,776,250      (24,682)
Natural Gas Futures...............................     60     06/26/19     1,608,787     1,570,200      (38,587)
NYMEX NY Harbor ULSD Futures......................      6     06/28/19       526,198       524,588       (1,610)
Silver Futures....................................     10     07/29/19       749,931       749,200         (731)
Soybean Futures...................................     27     07/12/19     1,217,545     1,152,900      (64,645)
Soybean Meal Futures..............................     22     07/12/19       682,295       660,220      (22,075)
Soybean Oil Futures...............................     37     07/12/19       644,371       618,936      (25,435)
Sugar Futures.....................................     46     06/28/19       652,929       635,757      (17,172)
Wti Crude Futures.................................     32     06/20/19     2,056,420     2,047,360       (9,060)
                                                                        ------------  ------------    ---------
TOTAL.............................................                      $ 33,779,162  $ 33,185,284    $(593,878)
SHORT POSITION CONTRACTS:
LME Nickel Futures................................    (32)    05/15/19    (2,505,786)   (2,332,320)     173,466
LME Nickel Futures................................    (11)    07/17/19      (861,931)     (804,606)      57,325
LME Prime Aluminium Futures.......................    (75)    05/15/19    (3,533,371)   (3,324,375)     208,996
LME Prime Aluminium Futures.......................    (26)    07/17/19    (1,213,663)   (1,165,450)      48,213
LME Zinc Futures..................................    (14)    07/17/19    (1,004,140)     (994,700)       9,440
LME Zinc Futures..................................    (41)    05/15/19    (2,898,899)   (2,987,875)     (88,976)
                                                                        ------------  ------------    ---------
TOTAL.............................................                      $(12,017,790) $(11,609,326)   $ 408,464
                                                                        ------------  ------------    ---------
TOTAL FUTURES CONTRACTS...........................                      $ 21,761,372  $ 21,575,958    $(185,414)
                                                                        ============  ============    =========

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of April 30, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                 PAYMENTS                UPFRONT  UPFRONT                 UNREALIZED
REFERENCE                        NOTIONAL     RECEIVED (PAID) EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
ENTITY*        COUNTERPARTY       AMOUNT       BY THE FUND**     DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
---------     --------------- --------------- --------------- ---------- -------- -------- -----------  --------------
BofA Merrill
Lynch                                           3 Month USD
Commodity                                       UST 13-Week
MLBXPPDM                                         Bill High
Total Return  Bank of America                  Discount Rate
Index (1)     Corp.           USD 225,770,167    plus 0.14%    06/28/19     --       --       (538,908)     (538,908)
BofA Merrill                                    3 Month USD
Lynch Total                                     UST 13-Week
Return                                           Bill High
Index (2)     Bank of America                  Discount Rate
              Corp.           USD 163,838,272    plus 0.14%    06/28/19     --       --       (417,477)     (417,477)
Citi                                            3 Month USD
Commodities                                     UST 13-Week
Pre-Roll RS                                      Bill High
Total Return                                   Discount Rate
Index (3)     Citibank, N.A.  USD 222,487,905    plus 0.14%    06/28/19     --       --       (569,205)     (569,205)
Citi Custom                                     3 Month USD
CIVICS H                                        UST 13-Week
Total Return                                     Bill High
Index (4)                                      Discount Rate
              Citibank, N.A.  USD 180,342,112    plus 0.14%    06/28/19     --       --       (427,345)     (427,345)
Credit                                          3 Month USD
Suisse                                          UST 13-Week
Custom 141                                       Bill High
Total Return                                   Discount Rate
Index (5)     Credit Suisse   USD 321,989,848    plus 0.14%    05/31/19     --       --       (753,430)     (753,430)
Credit                                          3 Month USD
Suisse                                          UST 13-Week
Custom 57                                        Bill High
Total Return                                   Discount Rate
Index (6)     Credit Suisse   USD 180,448,153    plus 0.14%    05/31/19     --       --       (391,854)     (391,854)
UBS                                             3 Month USD
UBSIB190                                        UST 13-Week
Custom                                           Bill High
Strategy (7)                                   Discount Rate
              UBS AG          USD 407,454,011    plus 0.14%    07/31/19     --       --       (884,481)     (884,481)
                                                                            --       --    -----------   -----------
TOTAL                                                                       --       --    $(3,982,700)  $(3,982,700)
                                                                            ==       ==    ===========   ===========

* Portfolio receives the price appreciation of the reference entity at maturity.
** Payments received (paid) by the Fund are exchanged at maturity.

(1) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%     21,601,264
ICE Brent Crude Oil Futures                                     8.66%     19,546,698
NYMEX Reformulated Gasoline Blend Futures                       3.28%      7,414,262
ICE Gasoil Futures                                              2.94%      6,637,112
NYMEX NY Harbor ULSD Futures                                    2.42%      5,462,778
NYMEX Henry Hub Natural Gas Futures                             7.24%     16,342,888
CBOT Soybean Futures                                            5.31%     11,982,592

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Soybean Oil Futures                                        2.89%       6,532,997
CBOT Soybean Meal Futures                                       3.06%       6,902,494
CBOT Corn Futures                                               5.33%      12,027,107
CBOT Wheat Futures                                              2.48%       5,608,329
KCBT Hard Red Winter Wheat Futures                              0.97%       2,181,301
CME Live Cattle Futures                                         3.54%       7,988,438
CME Lean Hogs Futures                                           2.63%       5,939,651
COMEX Gold 100 Troy Oz. Futures                                11.69%      26,387,672
COMEX Silver Futures                                            3.52%       7,958,202
COMEX Copper Futures                                            7.68%      17,347,536
LME Primary Aluminum Futures                                    4.00%       9,028,231
LME Nickel Futures                                              2.83%       6,382,893
LME Zinc Futures                                                3.47%       7,827,979
NYBOT CSC No. 11 World Sugar Futures                            2.93%       6,609,872
NYBOT CSC 'C' Coffee Futures                                    2.14%       4,835,456
NYBOT CTN No. 2 Cotton Futures                                  1.43%       3,224,415
                                                                          -----------
Total Notional Amount                                                     225,770,167
                                                                          ===========

(2) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                            11.63%      19,059,574
ICE Brent Crude Oil Futures                                    10.57%      17,314,798
NYMEX Reformulated Gasoline Blend Futures                       3.93%       6,433,808
ICE Gasoil Futures                                              2.94%       4,824,305
NYMEX NY Harbor ULSD Futures                                    2.42%       3,972,942
NYMEX Henry Hub Natural Gas Futures                             7.25%      11,874,712
CBOT Soybean Futures                                            4.26%       6,975,933
CBOT Soybean Oil Futures                                        2.32%       3,801,484
CBOT Soybean Meal Futures                                       2.45%       4,012,352
CBOT Corn Futures                                               4.26%       6,977,226
CBOT Wheat Futures                                              2.00%       3,281,828
KCBT Hard Red Winter Wheat Futures                              0.77%       1,269,153
CME Live Cattle Futures                                         4.36%       7,144,435
CME Lean Hogs Futures                                           2.93%       4,795,183
COMEX Gold 100 Troy Oz. Futures                                11.66%      19,101,512
COMEX Silver Futures                                            2.83%       4,630,346
COMEX Copper Futures                                            7.70%      12,616,584
LME Primary Aluminum Futures                                    3.21%       5,252,924
LME Nickel Futures                                              2.83%       4,642,224
LME Zinc Futures                                                4.17%       6,831,867
NYBOT CSC No. 11 World Sugar Futures                            2.36%       3,867,968
NYBOT CSC 'C' Coffee Futures                                    1.72%       2,813,429
NYBOT CTN No. 2 Cotton Futures                                  1.43%       2,343,685
                                                                          -----------
Total Notional Amount                                                     163,838,272
                                                                          ===========

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(3) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                            11.63%      25,882,380
ICE Brent Crude Oil Futures                                    10.57%      23,513,024
NYMEX Reformulated Gasoline Blend Futures                       3.93%       8,736,936
ICE Gasoil Futures                                              2.94%       6,551,275
NYMEX NY Harbor ULSD Futures                                    2.42%       5,395,147
NYMEX Henry Hub Natural Gas Futures                             7.25%      16,125,535
CBOT Soybean Futures                                            4.26%       9,473,127
CBOT Soybean Oil Futures                                        2.32%       5,162,311
CBOT Soybean Meal Futures                                       2.45%       5,448,664
CBOT Corn Futures                                               4.26%       9,474,883
CBOT Wheat Futures                                              2.00%       4,456,633
KCBT Hard Red Winter Wheat Futures                              0.77%       1,723,476
CME Live Cattle Futures                                         4.36%       9,701,948
CME Lean Hogs Futures                                           2.93%       6,511,727
COMEX Gold 100 Troy Oz. Futures                                11.66%      25,939,333
COMEX Silver Futures                                            2.83%       6,287,884
COMEX Copper Futures                                            7.70%      17,132,977
LME Primary Aluminum Futures                                    3.21%       7,133,328
LME Nickel Futures                                              2.83%       6,304,013
LME Zinc Futures                                                4.17%       9,277,489
NYBOT CSC No. 11 World Sugar Futures                            2.36%       5,252,596
NYBOT CSC 'C' Coffee Futures                                    1.72%       3,820,559
NYBOT CTN No. 2 Cotton Futures                                  1.43%       3,182,660
                                                                          -----------
Total Notional Amount                                                     222,487,905
                                                                          ===========

(4) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%     17,254,795
ICE Brent Crude Oil Futures                                     8.66%     15,613,635
NYMEX Reformulated Gasoline Blend Futures                       3.28%      5,922,410
ICE Gasoil Futures                                              2.94%      5,301,634
NYMEX NY Harbor ULSD Futures                                    2.42%      4,363,592
NYMEX Henry Hub Natural Gas Futures                             7.24%     13,054,475
CBOT Soybean Futures                                            5.31%      9,571,530
CBOT Soybean Oil Futures                                        2.89%      5,218,468
CBOT Soybean Meal Futures                                       3.06%      5,513,617
CBOT Corn Futures                                               5.33%      9,607,088
CBOT Wheat Futures                                              2.48%      4,479,856
KCBT Hard Red Winter Wheat Futures                              0.97%      1,742,393
CME Live Cattle Futures                                         3.54%      6,381,054
CME Lean Hogs Futures                                           2.63%      4,744,512
COMEX Gold 100 Troy Oz. Futures                                11.69%     21,078,111
COMEX Silver Futures                                            3.52%      6,356,903
COMEX Copper Futures                                            7.68%     13,856,973
LME Primary Aluminum Futures                                    4.00%      7,211,627
LME Nickel Futures                                              2.83%      5,098,567
LME Zinc Futures                                                3.47%      6,252,882
NYBOT CSC No. 11 World Sugar Futures                            2.93%      5,279,875

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYBOT CSC 'C' Coffee Futures                                    2.14%       3,862,496
NYBOT CTN No. 2 Cotton Futures                                  1.43%       2,575,619
                                                                          -----------
Total Notional Amount                                                     180,342,112
                                                                          ===========

(5) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                            11.63%      37,457,602
ICE Brent Crude Oil Futures                                    10.57%      34,028,614
NYMEX Reformulated Gasoline Blend Futures                       3.93%      12,644,304
ICE Gasoil Futures                                              2.94%       9,481,163
NYMEX NY Harbor ULSD Futures                                    2.42%       7,807,987
NYMEX Henry Hub Natural Gas Futures                             7.25%      23,337,262
CBOT Soybean Futures                                            4.26%      13,709,737
CBOT Soybean Oil Futures                                        2.32%       7,471,021
CBOT Soybean Meal Futures                                       2.45%       7,885,438
CBOT Corn Futures                                               4.26%      13,712,278
CBOT Wheat Futures                                              2.00%       6,449,747
KCBT Hard Red Winter Wheat Futures                              0.77%       2,494,255
CME Live Cattle Futures                                         4.36%      14,040,893
CME Lean Hogs Futures                                           2.93%       9,423,929
COMEX Gold 100 Troy Oz. Futures                                11.66%      37,540,026
COMEX Silver Futures                                            2.83%       9,099,976
COMEX Copper Futures                                            7.70%      24,795,257
LME Primary Aluminum Futures                                    3.21%      10,323,524
LME Nickel Futures                                              2.83%       9,123,320
LME Zinc Futures                                                4.17%      13,426,605
NYBOT CSC No. 11 World Sugar Futures                            2.36%       7,601,683
NYBOT CSC 'C' Coffee Futures                                    1.72%       5,529,205
NYBOT CTN No. 2 Cotton Futures                                  1.43%       4,606,022
                                                                          -----------
Total Notional Amount                                                     321,989,848
                                                                          ===========

(6) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%     17,264,940
ICE Brent Crude Oil Futures                                     8.66%     15,622,815
NYMEX Reformulated Gasoline Blend Futures                       3.28%      5,925,893
ICE Gasoil Futures                                              2.94%      5,304,752
NYMEX NY Harbor ULSD Futures                                    2.42%      4,366,158
NYMEX Henry Hub Natural Gas Futures                             7.24%     13,062,151
CBOT Soybean Futures                                            5.31%      9,577,158
CBOT Soybean Oil Futures                                        2.89%      5,221,537
CBOT Soybean Meal Futures                                       3.06%      5,516,859
CBOT Corn Futures                                               5.33%      9,612,737
CBOT Wheat Futures                                              2.48%      4,482,490
KCBT Hard Red Winter Wheat Futures                              0.97%      1,743,418
CME Live Cattle Futures                                         3.54%      6,384,806

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CME Lean Hogs Futures                                           2.63%       4,747,302
COMEX Gold 100 Troy Oz. Futures                                11.69%      21,090,505
COMEX Silver Futures                                            3.52%       6,360,641
COMEX Copper Futures                                            7.68%      13,865,121
LME Primary Aluminum Futures                                    4.00%       7,215,867
LME Nickel Futures                                              2.83%       5,101,565
LME Zinc Futures                                                3.47%       6,256,559
NYBOT CSC No. 11 World Sugar Futures                            2.93%       5,282,979
NYBOT CSC 'C' Coffee Futures                                    2.14%       3,864,767
NYBOT CTN No. 2 Cotton Futures                                  1.43%       2,577,133
                                                                          -----------
Total Notional Amount                                                     180,448,153
                                                                          ===========

(7) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%      38,984,435
ICE Brent Crude Oil Futures                                     8.66%      35,276,496
NYMEX Reformulated Gasoline Blend Futures                       3.28%      13,380,734
ICE Gasoil Futures                                              2.94%      11,978,191
NYMEX NY Harbor ULSD Futures                                    2.42%       9,858,835
NYMEX Henry Hub Natural Gas Futures                             7.24%      29,494,487
CBOT Soybean Futures                                            5.31%      21,625,334
CBOT Soybean Oil Futures                                        2.89%      11,790,290
CBOT Soybean Meal Futures                                       3.06%      12,457,132
CBOT Corn Futures                                               5.33%      21,705,672
CBOT Wheat Futures                                              2.48%      10,121,514
KCBT Hard Red Winter Wheat Futures                              0.97%       3,936,658
CME Live Cattle Futures                                         3.54%      14,416,966
CME Lean Hogs Futures                                           2.63%      10,719,462
COMEX Gold 100 Troy Oz. Futures                                11.69%      47,622,603
COMEX Silver Futures                                            3.52%      14,362,400
COMEX Copper Futures                                            7.68%      31,307,604
LME Primary Aluminum Futures                                    4.00%      16,293,511
LME Nickel Futures                                              2.83%      11,519,393
LME Zinc Futures                                                3.47%      14,127,382
NYBOT CSC No. 11 World Sugar Futures                            2.93%      11,929,028
NYBOT CSC 'C' Coffee Futures                                    2.14%       8,726,688
NYBOT CTN No. 2 Cotton Futures                                  1.43%       5,819,196
                                                                          -----------
Total Notional Amount                                                     407,454,011
                                                                          ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                             LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                             -------- ----------- -------- -----------
Bonds
   Australia................................................       -- $55,472,723       -- $55,472,723
   Austria..................................................       --   1,486,441       --   1,486,441
   Belgium..................................................       --  35,411,177       --  35,411,177

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ---------  --------------  ------- --------------
   Canada...................................................        --  $  248,734,668    --    $  248,734,668
   Denmark..................................................        --       5,343,157    --         5,343,157
   Finland..................................................        --       1,149,503    --         1,149,503
   France...................................................        --      53,828,134    --        53,828,134
   Germany..................................................        --      65,811,604    --        65,811,604
   Japan....................................................        --      29,678,033    --        29,678,033
   Netherlands..............................................        --      60,759,069    --        60,759,069
   Norway...................................................        --      31,847,213    --        31,847,213
   Spain....................................................        --      28,385,483    --        28,385,483
   Supranational Organization Obligations...................        --      21,831,595    --        21,831,595
   Sweden...................................................        --      71,928,989    --        71,928,989
   Switzerland..............................................        --      11,616,621    --        11,616,621
   United Kingdom...........................................        --      17,077,285    --        17,077,285
   United States............................................        --     564,747,008    --       564,747,008
U.S. Treasury Obligations...................................        --     329,275,251    --       329,275,251
Securities Lending Collateral...............................        --      10,660,717    --        10,660,717
Forward Currency Contracts**................................        --         342,236    --           342,236
Futures Contracts**......................................... $(185,414)             --    --          (185,414)
Swap Agreements**...........................................        --      (3,982,700)   --        (3,982,700)
                                                             ---------  --------------    --    --------------
TOTAL....................................................... $(185,414) $1,641,404,207    --    $1,641,218,793
                                                             =========  ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                         DFA
                                                                  COMMODITY STRATEGY
                                                                      PORTFOLIO*
                                                                  ------------------
ASSETS:
Investments at Value (including $10,415 of securities on loan,
  respectively)..................................................   $    1,634,384
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $10,660)..............................           10,661
Foreign Currencies at Value......................................                2
Segregated Cash for Swaps Contracts..............................           21,596
Cash.............................................................           63,398
Receivables:
   Investment Securities Sold....................................              134
   Dividends and Interest........................................           11,119
   Securities Lending Income.....................................                1
   Fund Shares Sold..............................................            1,766
   Futures Margin Variation......................................              157
Unrealized Gain on Forward Currency Contracts....................              762
Prepaid Expenses and Other Assets................................               41
                                                                    --------------
       Total Assets..............................................        1,744,021
                                                                    --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................           10,686
   Fund Shares Redeemed..........................................            3,695
   Due to Advisor................................................              434
Unrealized Loss on Swap Contracts................................            3,983
Unrealized Loss on Forward Currency Contracts....................              420
Accrued Expenses and Other Liabilities...........................              187
                                                                    --------------
       Total Liabilities.........................................           19,405
                                                                    --------------
NET ASSETS.......................................................   $    1,724,616
                                                                    ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................      310,983,167
                                                                    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.........   $         5.55
                                                                    ==============
Investments at Cost..............................................   $    1,643,247
                                                                    ==============
Foreign Currencies at Cost.......................................   $            2
                                                                    ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................   $    1,784,524
Total Distributable Earnings (Loss)..............................          (59,908)
                                                                    --------------
NET ASSETS.......................................................   $    1,724,616
                                                                    ==============
(1) NUMBER OF SHARES AUTHORIZED..................................    1,800,000,000
                                                                    ==============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                       DFA
                                                                COMMODITY STRATEGY
                                                                    PORTFOLIO#
                                                                ------------------
INVESTMENT INCOME
   Interest....................................................      $ 21,451
   Income from Securities Lending..............................            13
                                                                     --------
       Total Investment Income.................................        21,464
                                                                     --------
EXPENSES
   Investment Management Fees..................................         3,333
   Accounting & Transfer Agent Fees............................           110
   Custodian Fees..............................................            30
   Filing Fees.................................................            32
   Shareholders' Reports.......................................            44
   Directors'/Trustees' Fees & Expenses........................             7
   Professional Fees...........................................            20
   Other.......................................................            24
                                                                     --------
       Total Expenses..........................................         3,600
                                                                     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note D).................          (592)
   Fees Paid Indirectly (Note D)...............................            (8)
                                                                     --------
   Net Expenses................................................         3,000
                                                                     --------
   Net Investment Income (Loss)................................        18,464
                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................        (4,913)
       Affiliated Investment Companies Shares Sold.............             2
       Futures.................................................        (6,958)
       Swap Contracts..........................................       (81,903)
       Forward Currency Contracts..............................        12,766
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............        13,792
       Futures.................................................         3,500
       Swap Contracts..........................................        24,787
       Translation of Foreign Currency-Denominated Amounts.....           (30)
       Forward Currency Contracts..............................        (3,053)
                                                                     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................       (42,010)
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................      $(23,546)
                                                                     ========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA COMMODITY STRATEGY
                                                                           PORTFOLIO
                                                                    ----------------------
                                                                    SIX MONTHS     YEAR
                                                                       ENDED       ENDED
                                                                      APR 30,     OCT 31,
                                                                       2019        2018
                                                                    ----------- ----------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   18,464  $   31,518
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold*,**..............................     (4,913)    (20,480)
       Affiliated Investment Companies Shares Sold.................          2          (5)
       Futures.....................................................     (6,958)      1,465
       Swap Contracts..............................................    (81,903)    (40,002)
       Foreign Currency Transactions...............................         --         (23)
       Forward Currency Contracts..................................     12,766      19,451
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     13,792     (15,936)
       Affiliated Investment Companies Shares......................         --           3
       Futures.....................................................      3,500      (6,725)
       Swap Contracts..............................................     24,787     (33,259)
       Translation of Foreign Currency-Denominated Amounts.........        (30)         17
       Forward Currency Contracts..................................     (3,053)        391
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (23,546)    (63,585)
                                                                    ----------  ----------
Distributions:
       Institutional Class Shares..................................    (28,228)    (44,439)
                                                                    ----------  ----------
          Total Distributions......................................    (28,228)    (44,439)
                                                                    ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................................    450,128     851,258
   Shares Issued in Lieu of Cash Distributions.....................     25,202      40,250
   Shares Redeemed.................................................   (694,928)   (515,817)
                                                                    ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   (219,598)    375,691
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................   (271,372)    267,667
NET ASSETS
   Beginning of Period.............................................  1,995,988   1,728,321
                                                                    ----------  ----------
   End of Period................................................... $1,724,616  $1,995,988
                                                                    ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     81,638     142,902
   Shares Issued in Lieu of Cash Distributions.....................      4,666       7,068
   Shares Redeemed.................................................   (126,928)    (87,468)
                                                                    ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................    (40,624)     62,502
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        DFA COMMODITY STRATEGY PORTFOLIO
                                                                       -----------------------------------------------------
                                                                         SIX MONTHS       YEAR         YEAR        YEAR
                                                                            ENDED         ENDED        ENDED       ENDED
                                                                           APR 30,       OCT 31,      OCT 31,     OCT 31,
                                                                            2019          2018         2017        2016
                                                                       -----------     ----------   ----------  ----------
                                                                         (UNAUDITED)
Net Asset Value, Beginning of Period.................................. $     5.68      $     5.98   $     5.88  $     5.93
                                                                       ----------      ----------   ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................       0.06            0.10         0.07        0.05
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (0.11)          (0.25)        0.11       (0.07)
                                                                       ----------      ----------   ----------  ----------
       Total from Investment Operations...............................      (0.05)          (0.15)        0.18       (0.02)
                                                                       ----------      ----------   ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.08)          (0.15)       (0.08)      (0.03)
   Net Realized Gains.................................................         --              --           --          --
                                                                       ----------      ----------   ----------  ----------
       Total Distributions............................................      (0.08)          (0.15)       (0.08)      (0.03)
                                                                       ----------      ----------   ----------  ----------
Net Asset Value, End of Period........................................ $     5.55      $     5.68   $     5.98  $     5.88
                                                                       ==========      ==========   ==========  ==========
Total Return..........................................................      (0.84%)(B)      (2.43%)       3.15%      (0.26%)
                                                                       ----------      ----------   ----------  ----------
Net Assets, End of Period (thousands)................................. $1,724,616      $1,995,988   $1,728,321  $1,598,097
Ratio of Expenses to Average Net Assets...............................       0.33%(C)        0.32%        0.33%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly)).................................       0.39%(C)        0.39%        0.39%       0.40%
Ratio of Net Investment Income to Average Net Assets..................       2.02%(C)        1.61%        1.17%       0.95%
Portfolio Turnover Rate...............................................          6%(B)          78%         102%        159%
                                                                       ----------      ----------   ----------  ----------

                                                                       -----------  ----------
                                                                          YEAR         YEAR
                                                                          ENDED        ENDED
                                                                         OCT 31,      OCT 31,
                                                                          2015         2014
                                                                       ----------   ----------

Net Asset Value, Beginning of Period.................................. $     8.00   $     8.30
                                                                       ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................       0.05         0.06
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (2.05)       (0.31)
                                                                       ----------   ----------
       Total from Investment Operations...............................      (2.00)       (0.25)
                                                                       ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.06)       (0.04)
   Net Realized Gains.................................................      (0.01)       (0.01)
                                                                       ----------   ----------
       Total Distributions............................................      (0.07)       (0.05)
                                                                       ----------   ----------
Net Asset Value, End of Period........................................ $     5.93   $     8.00
                                                                       ==========   ==========
Total Return..........................................................     (25.16%)      (3.08%)
                                                                       ----------   ----------
Net Assets, End of Period (thousands)................................. $1,207,071   $1,194,191
Ratio of Expenses to Average Net Assets...............................       0.34%        0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly)).................................       0.40%        0.39%
Ratio of Net Investment Income to Average Net Assets..................       0.77%        0.65%
Portfolio Turnover Rate...............................................        124%         104%
                                                                       ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2019, the Portfolio held a $394,685,549 investment in the Subsidiary, representing 22.89% of the Portfolio's total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2019, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio............................ 0.30%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2020, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year waived and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year expenses were waived and/or assumed, and less than the current expense cap in place for the Portfolio. As of April 30, 2019, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2019, approximately $592 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
DFA Commodity Strategy Portfolio............................     $8

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $169 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio............................ $29

F. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                                             U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                             -------------------------- ---------------------------
                                                             PURCHASES      SALES       PURCHASES       SALES
                                                             ---------       --------   ---------        --------
DFA Commodity Strategy Portfolio............................  $29,724      $373,351      $67,281       $244,946

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                                                                  CHANGE IN
                                                                                                   NET REALIZED  UNREALIZED
                                                                BALANCE AT    PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                             OCTOBER 31, 2018  AT COST  FROM SALES   ON SALES   DEPRECIATION
                                                             ---------------- --------- ---------- ------------ -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                               $13,866      $284,317   $287,524       $2           --
                                                                 -------      --------   --------       --           --
TOTAL                                                            $13,866      $284,317   $287,524       $2           --
                                                                 =======      ========   ========       ==           ==


                                                               BALANCE AT    SHARES AS OF  DIVIDEND CAPITAL GAIN
                                                             APRIL 30, 2019 APRIL 30, 2019  INCOME  DISTRIBUTIONS
                                                             -------------- -------------- -------- -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                              $10,661          921         $171        --
                                                                -------          ---         ----        --
TOTAL                                                           $10,661          921         $171        --
                                                                =======          ===         ====        ==

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                  NET INVESTMENT
                                    INCOME AND
                                    SHORT-TERM     LONG-TERM   TAX EXEMPT
                                  CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                  -------------- ------------- ---------- -------
DFA Commodity Strategy Portfolio
2017.............................    $23,393          --           --     $23,393
2018.............................     44,438          --           --      44,438

As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                                  NET INVESTMENT
                                                                    INCOME AND
                                                                    SHORT-TERM     LONG-TERM
                                                                  CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                                  -------------- ------------- -------
DFA Commodity Strategy Portfolio.................................    $(3,071)         --       $(3,071)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED                                               TOTAL NET
                                                   NET INVESTMENT                                            DISTRIBUTABLE
                                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                   -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio..................    $22,967          --          $(7,142)      $(23,868)      $(8,043)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                             UNLIMITED TOTAL
                                                             --------- ------
DFA Commodity Strategy Portfolio............................  $7,142   $7,142

   During the year ended October 31, 2018, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio............................ $2,502,978    $3,489      $(837,683)     $(834,194)

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                              FORWARD
                                                             CURRENCY            SWAP
                                                             CONTRACTS FUTURES CONTRACTS
                                                             --------- ------- ----------
DFA Commodity Strategy Portfolio............................ $368,054  $59,265 $1,798,427

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                                      ASSET DERIVATIVES VALUE
                                                             ------------------------------------------
                                                              TOTAL VALUE      FORWARD      COMMODITY
                                                                   AT         CURRENCY       FUTURES
                                                             APRIL 30, 2019 CONTRACTS (1) CONTRACTS (2)
                                                             -------------- ------------- -------------
DFA Commodity Strategy Portfolio............................     $1,504         $762          $742

                                                                           LIABILITY DERIVATIVES VALUE
                                                             -------------------------------------------------------
                                                              TOTAL VALUE      FORWARD      COMMODITY
                                                                   AT         CURRENCY       FUTURES        SWAP
                                                             APRIL 30, 2019 CONTRACTS (3) CONTRACTS (4) CONTRACTS (5)
                                                             -------------- ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................    $(5,330)        $(420)        $(927)       $(3,983)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
(5)Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                                     REALIZED GAIN (LOSS) ON DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (1) CONTRACTS (2) CONTRACTS (3)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $(76,095)    $12,766       $(6,958)     $(81,903)

                                                                      CHANGE IN UNREALIZED APPRECIATION
                                                                        (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (4) CONTRACTS (5) CONTRACTS (6)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $ 25,234     $(3,053)      $ 3,500      $ 24,787

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2019 (amounts in thousands):

                                                                                      NET
                                                                                    AMOUNTS
                                                                                      OF        GROSS AMOUNTS NOT
                                                                                    ASSETS        OFFSET IN THE
                                                                                   PRESENTED   STATEMENTS OF ASSETS
                                                                         GROSS      IN THE       AND LIABILITIES
                                                                       AMOUNTS OF STATEMENTS  ----------------------
                                                                       RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET
                                                                         ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                                                               (a)     LIABILITIES     (b)      RECEIVED   (c)
-----------                                                            ---------- ----------- ----------- ---------- ------
                                                                                              ASSETS
                                                                       ----------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Credit Suisse.........................................................      --         --           --        --        --
State Street Bank and Trust...........................................    $571       $571        $(116)       --      $455
Citibank, N.A.........................................................     191        191         (191)       --        --
National Australia Bank Ltd...........................................      --         --           --        --        --
Barclays Capital......................................................      --         --           --        --        --
Bank of America Corp..................................................      --         --           --        --        --
UBS AG................................................................      --         --           --        --        --
                                                                          ----       ----        -----        --      ----
Total                                                                     $762       $762        $(307)       --      $455
                                                                          ====       ====        =====        ==      ====

                                                                                       NET
                                                                                     AMOUNTS
                                                                                       OF        GROSS AMOUNTS NOT
                                                                                   LIABILITIES     OFFSET IN THE
                                                                                    PRESENTED   STATEMENTS OF ASSETS
                                                                          GROSS      IN THE       AND LIABILITIES
                                                                       AMOUNTS OF  STATEMENTS  ----------------------
                                                                       RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                                                                       LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                                                                (a)     LIABILITIES     (d)      PLEDGED    (e)
-----------                                                            ----------- ----------- ----------- ---------- ------
                                                                                            LIABILITIES
                                                                       -----------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Credit Suisse.........................................................   $1,145      $1,145      $(1,145)      --        --
State Street Bank and Trust...........................................      116         116         (116)      --        --
Citibank, N.A.........................................................      997         997         (997)      --        --
National Australia Bank Ltd...........................................       41          41           --       --      $ 41
Barclays Capital......................................................      264         264           --       --       264
Bank of America Corp..................................................      956         956         (956)      --        --
UBS AG................................................................      884         884         (884)      --        --
                                                                         ------      ------      -------       --      ----
Total                                                                    $4,403      $4,403      $(4,098)      --      $305
                                                                         ======      ======      =======       ==      ====

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not use the interfund lending program during the six months ended April 30, 2019.

J. SECURITIES LENDING:

   As of April 30, 2019, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                             AS OF APRIL 30, 2019
                                                             ----------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                                             ------------- -------- ------------ -------- -------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
   Bonds....................................................    $10,661       --         --         --    $10,661

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

M. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
-                                                            ------------ --------------
DFA Commodity Strategy Portfolio............................      3             62%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
DFA INTERNATIONAL VALUE PORTFOLIO (2)
-------------------------------------
Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,042.90    0.68%     $3.44
   Institutional Class Shares......... $1,000.00 $1,043.90    0.43%     $2.18
Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%     $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%     $2.16

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                    BEGINNING  ENDING               EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                      VALUE    VALUE     EXPENSE     DURING
                                    11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                    --------- --------- ---------- ----------
U.S. LARGE COMPANY PORTFOLIO
----------------------------
Actual Fund Return................. $1,000.00 $1,097.70    0.08%     $0.42
Hypothetical 5% Annual Return...... $1,000.00 $1,024.40    0.08%     $0.40

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                         AFFILIATED INVESTMENT
                                                COMPANY
                                         ---------------------
DFA International Value Portfolio.......         100.0%

DOMESTIC EQUITY PORTFOLIO

        U.S. LARGE COMPANY PORTFOLIO

Communication Services...............  10.3%
Consumer Discretionary...............  10.3%
Consumer Staples.....................   7.2%
Energy...............................   5.2%
Financials...........................  13.3%
Health Care..........................  13.6%
Industrials..........................   9.5%
Information Technology...............  21.7%
Materials............................   2.7%
Real Estate..........................   3.0%
Utilities............................   3.2%
                                      -----
                                      100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                         VALUE+
                                                     --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company.................. $9,658,693,229
                                                     --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES $9,658,693,229
                                                     ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (98.5%)
COMMUNICATION SERVICES -- (10.2%)
*   Alphabet, Inc., Class A..........................................   115,641 $  138,648,933       1.5%
*   Alphabet, Inc., Class C..........................................   118,737    141,116,550       1.5%
    AT&T, Inc........................................................ 2,814,883     87,148,778       0.9%
    Comcast Corp., Class A........................................... 1,745,256     75,970,994       0.8%
*   Facebook, Inc., Class A..........................................   921,501    178,218,293       1.9%
*   Netflix, Inc.....................................................   168,619     62,480,084       0.7%
    Verizon Communications, Inc...................................... 1,596,722     91,316,531       1.0%
    Walt Disney Co. (The)............................................   674,567     92,395,442       1.0%
    Other Securities.................................................              111,971,425       1.0%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              979,267,030      10.3%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (10.2%)
*   Amazon.com, Inc..................................................   159,389    307,066,096       3.2%
    Home Depot, Inc. (The)...........................................   436,468     88,908,532       0.9%
    McDonald's Corp..................................................   295,386     58,359,412       0.6%
    Other Securities.................................................              523,799,740       5.6%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              978,133,780      10.3%
                                                                                --------------      ----
CONSUMER STAPLES -- (7.1%)
    Coca-Cola Co. (The).............................................. 1,486,381     72,921,852       0.8%
    PepsiCo, Inc.....................................................   542,707     69,493,631       0.7%
    Philip Morris International, Inc.................................   600,177     51,951,321       0.5%
    Procter & Gamble Co. (The).......................................   965,838    102,842,430       1.1%
    Walmart, Inc.....................................................   549,735     56,534,747       0.6%
    Other Securities.................................................              330,306,708       3.5%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              684,050,689       7.2%
                                                                                --------------      ----
ENERGY -- (5.1%)
    Chevron Corp.....................................................   734,317     88,162,099       0.9%
    Exxon Mobil Corp................................................. 1,636,593    131,385,686       1.4%
    Other Securities.................................................              275,659,079       2.9%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              495,206,864       5.2%
                                                                                --------------      ----
FINANCIALS -- (13.1%)
    Bank of America Corp............................................. 3,468,238    106,058,718       1.1%
*   Berkshire Hathaway, Inc., Class B................................   751,168    162,785,617       1.7%
    Citigroup, Inc...................................................   908,241     64,212,639       0.7%
    JPMorgan Chase & Co.............................................. 1,264,817    146,782,013       1.5%
    Wells Fargo & Co................................................. 1,581,669     76,568,596       0.8%
    Other Securities.................................................              701,929,663       7.4%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,258,337,246      13.2%
                                                                                --------------      ----
HEALTH CARE -- (13.4%)
    Abbott Laboratories..............................................   678,077     53,947,806       0.6%
    AbbVie, Inc......................................................   569,340     45,199,903       0.5%
    Amgen, Inc.......................................................   240,162     43,065,850       0.5%
    Johnson & Johnson................................................ 1,028,752    145,259,782       1.5%
    Medtronic P.L.C..................................................   517,631     45,970,809       0.5%

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
HEALTH CARE -- (Continued)
      Merck & Co., Inc.................................................    996,792 $   78,457,498        0.8%
      Pfizer, Inc......................................................  2,144,624     87,093,181        0.9%
      Thermo Fisher Scientific, Inc....................................    155,350     43,101,857        0.5%
      UnitedHealth Group, Inc..........................................    370,663     86,390,425        0.9%
      Other Securities.................................................               664,754,435        6.9%
                                                                                   --------------      -----
TOTAL HEALTH CARE......................................................             1,293,241,546       13.6%
                                                                                   --------------      -----
INDUSTRIALS -- (9.3%)
      Boeing Co. (The).................................................    202,972     76,660,495        0.8%
      Honeywell International, Inc.....................................    281,452     48,868,511        0.5%
      Union Pacific Corp...............................................    279,075     49,407,438        0.5%
      United Technologies Corp.........................................    312,844     44,614,683        0.5%
      Other Securities.................................................               680,058,313        7.2%
                                                                                   --------------      -----
TOTAL INDUSTRIALS......................................................               899,609,440        9.5%
                                                                                   --------------      -----
INFORMATION TECHNOLOGY -- (21.4%)
      Accenture P.L.C., Class A........................................    246,034     44,943,031        0.5%
*     Adobe, Inc.......................................................    188,305     54,467,221        0.6%
      Apple, Inc.......................................................  1,730,406    347,240,572        3.7%
      Broadcom, Inc....................................................    152,917     48,688,773        0.5%
      Cisco Systems, Inc...............................................  1,701,130     95,178,223        1.0%
      Intel Corp.......................................................  1,737,938     88,704,356        0.9%
      International Business Machines Corp.............................    343,528     48,186,673        0.5%
      Mastercard, Inc., Class A........................................    348,696     88,652,471        0.9%
      Microsoft Corp...................................................  2,963,724    387,062,224        4.1%
      Oracle Corp......................................................    983,899     54,439,132        0.6%
*     PayPal Holdings, Inc.............................................    453,301     51,118,754        0.5%
*     salesforce.com, Inc..............................................    295,295     48,827,028        0.5%
      Texas Instruments, Inc...........................................    362,183     42,676,023        0.4%
#     Visa, Inc., Class A..............................................    675,800    111,121,794        1.2%
      Other Securities.................................................               544,985,216        5.7%
                                                                                   --------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................             2,056,291,491       21.6%
                                                                                   --------------      -----
MATERIALS -- (2.6%)
      Other Securities.................................................               252,711,516        2.7%
                                                                                   --------------      -----
REAL ESTATE -- (2.9%)
      Other Securities.................................................               280,614,216        3.0%
                                                                                   --------------      -----
UTILITIES -- (3.2%)
      Other Securities.................................................               306,670,460        3.2%
                                                                                   --------------      -----
TOTAL COMMON STOCKS....................................................             9,484,134,278       99.8%
                                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
        2.370%.........................................................  9,911,415      9,911,415        0.1%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (1.4%)
@(S)  The DFA Short Term Investment Fund............................... 11,374,817    131,618,013        1.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,176,716,281)..............................................              $9,625,663,706      101.3%
                                                                                   ==============      =====

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2019, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                           NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index....    116     06/21/19  $17,024,824 $17,101,300    $76,476
                                                ----------- -----------    -------
TOTAL FUTURES CONTRACTS...                      $17,024,824 $17,101,300    $76,476
                                                =========== ===========    =======

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Communication Services....... $  979,267,030           --   --    $  979,267,030
   Consumer Discretionary.......    978,133,780           --   --       978,133,780
   Consumer Staples.............    684,050,689           --   --       684,050,689
   Energy.......................    495,206,864           --   --       495,206,864
   Financials...................  1,258,337,246           --   --     1,258,337,246
   Health Care..................  1,293,241,546           --   --     1,293,241,546
   Industrials..................    899,609,440           --   --       899,609,440
   Information Technology.......  2,056,291,491           --   --     2,056,291,491
   Materials....................    252,711,516           --   --       252,711,516
   Real Estate..................    280,614,216           --   --       280,614,216
   Utilities....................    306,670,460           --   --       306,670,460
Temporary Cash Investments......      9,911,415           --   --         9,911,415
Securities Lending Collateral...             -- $131,618,013   --       131,618,013
Futures Contracts**.............         76,476           --   --            76,476
                                 -------------- ------------   --    --------------
TOTAL........................... $9,494,122,169 $131,618,013   --    $9,625,740,182
                                 ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA        U.S. LARGE
                                                                                                   INTERNATIONAL    COMPANY
                                                                                                  VALUE PORTFOLIO  PORTFOLIO*
                                                                                                  --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value............................................ $    9,658,693            --
Investments at Value (including $0 and $256,831 of securities on loan, respectively).............             --  $  9,484,135
Temporary Cash Investments at Value & Cost.......................................................             --         9,911
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
  $131,605)......................................................................................             --       131,618
Segregated Cash for Futures Contracts............................................................             --           731
Receivables:
   Dividends and Interest........................................................................             --         8,213
   Securities Lending Income.....................................................................             --            42
   Fund Shares Sold..............................................................................          7,206         3,742
   Futures Margin Variation......................................................................             --           138
Prepaid Expenses and Other Assets................................................................            132           112
                                                                                                  --------------  ------------
       Total Assets..............................................................................      9,666,031     9,638,642
                                                                                                  --------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................................................             --       131,604
   Fund Shares Redeemed..........................................................................          7,443         7,561
   Due to Advisor................................................................................          1,587           359
Accrued Expenses and Other Liabilities...........................................................            456         1,261
                                                                                                  --------------  ------------
       Total Liabilities.........................................................................          9,486       140,785
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    9,656,545  $  9,497,857
                                                                                                  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $1,814 and $0 and shares outstanding of 102,300 and 0,
  respectively................................................................................... $        17.74           N/A
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................    100,000,000           N/A
                                                                                                  ==============  ============
Institutional Class Shares -- based on net assets of $9,654,731 and $9,497,857 and shares
  outstanding of 542,717,599 and 417,744,489, respectively....................................... $        17.79  $      22.74
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................  1,500,000,000   900,000,000
                                                                                                  ==============  ============
Investments at Cost..............................................................................            N/A  $  4,035,201
                                                                                                  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $    9,205,551  $  4,119,307
Total Distributable Earnings (Loss)..............................................................        450,994     5,378,550
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    9,656,545  $  9,497,857
                                                                                                  ==============  ============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                    DFA        U.S. LARGE
                                                                                               INTERNATIONAL    COMPANY
                                                                                              VALUE PORTFOLIO* PORTFOLIO#
                                                                                              ---------------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $16,675 and $0, respectively).................     $168,653            --
   Income from Securities Lending............................................................        2,388            --
   Expenses Allocated from Affiliated Investment Companies...................................       (9,788)           --
                                                                                                  --------      --------
          Total Net Investment Income Allocated from Affiliated Investment Companies:........      161,253            --
                                                                                                  --------      --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $0, respectively)......................           --      $ 91,705
   Income from Securities Lending............................................................           --           250
                                                                                                  --------      --------
          Total Fund Investment Income.......................................................           --        91,955
                                                                                                  --------      --------
FUND EXPENSES
   Investment Management Fees................................................................       18,368         2,587
   Accounting & Transfer Agent Fees..........................................................          355           452
   S&P 500(R) Fees...........................................................................           --            51
   Custodian Fees............................................................................            1            52
   Shareholder Servicing Fees
       Class R2 Shares.......................................................................            2            --
   Filing Fees...............................................................................           94            70
   Shareholders' Reports.....................................................................          170            80
   Directors'/Trustees' Fees & Expenses......................................................           36            32
   Professional Fees.........................................................................           28           112
   Other.....................................................................................           23            97
                                                                                                  --------      --------
          Total Fund Expenses................................................................       19,077         3,533
                                                                                                  --------      --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
     (Note C)................................................................................           --           (84)
       Class R2 Shares.......................................................................           (2)           --
       Institutional Class Shares............................................................       (9,182)           --
                                                                                                  --------      --------
   Net Expenses..............................................................................        9,893         3,449
                                                                                                  --------      --------
   NET INVESTMENT INCOME (LOSS)..............................................................      151,360        88,506
                                                                                                  --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..............................................................
       Investment Securities Sold**..........................................................           --        39,204
       Affiliated Investment Companies Shares Sold...........................................           --            (3)
       Transactions Allocated from Affiliated Investment Company**...........................      (25,830)           --
       Futures...............................................................................           --          (563)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................................           --       727,875
       Affiliated Investment Companies Shares................................................           --            10
       Transactions Allocated from Affiliated Investment Company.............................      271,486            --
       Futures...............................................................................           --             1
                                                                                                  --------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................      245,656       766,524
                                                                                                  --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............................     $397,016      $855,030
                                                                                                  ========      ========

--------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                                PORTFOLIO                PORTFOLIO
                                                                        ------------------------  -----------------------
                                                                        SIX MONTHS      YEAR      SIX MONTHS     YEAR
                                                                           ENDED        ENDED        ENDED       ENDED
                                                                          APR 30,      OCT 31,      APR 30,     OCT 31,
                                                                           2019         2018         2019        2018
                                                                        -----------  -----------  ----------- -----------
                                                                        (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................................ $   151,360  $   305,317  $   88,506  $   162,776
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..................................          --           --      39,204       88,590
       Affiliated Investment Companies Shares Sold.....................          --           --          (3)         (21)
       Transactions Allocated from Affiliated Investment
         Company*,**...................................................     (25,830)     328,393          --           --
       Futures.........................................................          --           --        (563)       1,735
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency......................          --           --     727,875      336,695
       Affiliated Investment Companies Shares..........................          --           --          10           (9)
       Transactions Allocated from Affiliated Investment Company.......     271,486   (1,489,950)         --           --
       Futures.........................................................          --           --           1           (7)
                                                                        -----------  -----------  ----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations.................................................     397,016     (856,240)    855,030      589,759
                                                                        -----------  -----------  ----------  -----------
Distributions:
       Class R2 Shares.................................................         (55)        (102)         --           --
       Institutional Class Shares......................................    (345,010)    (298,099)   (135,726)    (177,012)
                                                                        -----------  -----------  ----------  -----------
          Total Distributions..........................................    (345,065)    (298,201)   (135,726)    (177,012)
                                                                        -----------  -----------  ----------  -----------
Capital Share Transactions (1):
   Shares Issued.......................................................   1,204,509    2,071,557   1,015,180    1,451,585
   Shares Issued in Lieu of Cash Distributions.........................     336,301      289,379     125,645      162,780
   Shares Redeemed.....................................................  (1,359,658)  (1,624,192)   (879,341)  (1,506,221)
                                                                        -----------  -----------  ----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...............................................     181,152      736,744     261,484      108,144
                                                                        -----------  -----------  ----------  -----------
          Total Increase (Decrease) in Net Assets......................     233,103     (417,697)    980,788      520,891
NET ASSETS
   Beginning of Period.................................................   9,423,442    9,841,139   8,517,069    7,996,178
                                                                        -----------  -----------  ----------  -----------
   End of Period....................................................... $ 9,656,545  $ 9,423,442  $9,497,857  $ 8,517,069
                                                                        ===========  ===========  ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................................      71,459      104,257      49,194       68,274
   Shares Issued in Lieu of Cash Distributions.........................      20,849       14,892       6,232        7,714
   Shares Redeemed.....................................................     (80,634)     (81,550)    (42,107)     (70,464)
                                                                        -----------  -----------  ----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...................................................      11,674       37,599      13,319        5,524
                                                                        ===========  ===========  ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                        --------------------------------------------------------
                                        SIX MONTHS    YEAR     YEAR    YEAR      YEAR      YEAR
                                           ENDED      ENDED    ENDED   ENDED     ENDED     ENDED
                                          APR 30,    OCT 31,  OCT 31, OCT 31,   OCT 31,   OCT 31,
                                           2019       2018     2017    2016      2015      2014
                                        -----------  -------  ------- -------  -------   -------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period...............................   $17.68     $19.89   $16.27  $16.93   $ 18.48   $ 19.46
                                          ------     ------   ------  ------   -------   -------
Income from Investment
  Operations(A)
----------------------
   Net Investment Income (Loss)........     0.26       0.54     0.55    0.53      0.51      0.74
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................     0.43      (2.21)    3.61   (0.65)    (1.55)    (0.93)
                                          ------     ------   ------  ------   -------   -------
       Total from Investment
         Operations....................     0.69      (1.67)    4.16   (0.12)    (1.04)    (0.19)
                                          ------     ------   ------  ------   -------   -------
Less Distributions:
-------------------
   Net Investment Income...............    (0.11)     (0.54)   (0.54)  (0.54)    (0.51)    (0.79)
   Net Realized Gains..................    (0.52)        --       --      --        --        --
                                          ------     ------   ------  ------   -------   -------
       Total Distributions.............    (0.63)     (0.54)   (0.54)  (0.54)    (0.51)    (0.79)
                                          ------     ------   ------  ------   -------   -------
Net Asset Value, End of Period.........   $17.74     $17.68   $19.89  $16.27   $ 16.93   $ 18.48
                                          ======     ======   ======  ======   =======   =======
Total Return...........................     4.29%(B)  (8.59%)  25.99%  (0.43%)   (5.78%)   (1.21%)
                                          ------     ------   ------  ------   -------   -------
Net Assets, End of Period
  (thousands)..........................   $1,814     $1,477   $3,508  $3,308   $10,404   $11,200
Ratio of Expenses to Average Net
  Assets (D)...........................     0.68%(C)   0.68%    0.68%   0.68%     0.68%     0.68%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor) (D)......................     0.88%(C)   0.88%    0.88%   0.88%     0.73%     0.68%
Ratio of Net Investment Income to
  Average Net Assets...................     3.11%(C)   2.72%    3.07%    3.4%     2.81%     3.79%
                                          ------     ------   ------  ------   -------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                        ----------------------------------------------------------------------------
                                         SIX MONTHS       YEAR         YEAR        YEAR         YEAR         YEAR
                                            ENDED         ENDED        ENDED       ENDED        ENDED        ENDED
                                           APR 30,       OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                            2019          2018         2017        2016         2015         2014
                                        -----------    ----------   ----------  ----------   ----------   ----------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $    17.74     $    19.94   $    16.30  $    16.92   $    18.47   $    19.45
                                        ----------     ----------   ----------  ----------   ----------   ----------
Income (loss) from Investment
  Operations(A)
-----------------------------
   Net Investment Income (Loss)........       0.28           0.60         0.56        0.55         0.56         0.84
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       0.43          (2.21)        3.66       (0.63)       (1.56)       (0.98)
                                        ----------     ----------   ----------  ----------   ----------   ----------
       Total from Investment
         Operations....................       0.71          (1.61)        4.22       (0.08)       (1.00)       (0.14)
                                        ----------     ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income...............      (0.14)         (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
   Net Realized Gains..................      (0.52)            --           --          --           --           --
                                        ----------     ----------   ----------  ----------   ----------   ----------
       Total Distributions.............      (0.66)         (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
                                        ----------     ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Period......... $    17.79     $    17.74   $    19.94  $    16.30   $    16.92   $    18.47
                                        ==========     ==========   ==========  ==========   ==========   ==========
Total Return...........................       4.39%(B)      (8.32%)      26.36%      (0.20%)      (5.58%)      (0.97%)
                                        ----------     ----------   ----------  ----------   ----------   ----------
Net Assets, End of Period
  (thousands).......................... $9,654,731     $9,421,965   $9,837,631  $7,270,665   $6,795,481   $6,991,214
Ratio of Expenses to Average Net
  Assets (D)...........................       0.43%(C)       0.43%        0.43%       0.43%        0.43%        0.43%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor and (Fees Paid
  Indirectly)) (D).....................       0.63%(C)       0.63%        0.63%       0.63%        0.49%        0.43%
Ratio of Net Investment Income to
  Average Net Assets...................       3.30%(C)       3.01%        3.12%       3.51%        3.10%        4.29%
                                        ----------     ----------   ----------  ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    U.S. LARGE COMPANY PORTFOLIO
                                             -------------------------------------------------------------------------
                                              SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                 2019          2018        2017        2016        2015        2014
                                             -----------    ----------  ----------  ----------  ----------  ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $    21.06     $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
                                             ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.21           0.41        0.37        0.35        0.33        0.29
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       1.80           1.05        3.50        0.38        0.47        2.07
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....       2.01           1.46        3.87        0.73        0.80        2.36
                                             ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.20)         (0.39)      (0.39)      (0.34)      (0.32)      (0.29)
   Net Realized Gains.......................      (0.13)         (0.06)      (0.10)      (0.14)         --          --
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions..................      (0.33)         (0.45)      (0.49)      (0.48)      (0.32)      (0.29)
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.............. $    22.74     $    21.06  $    20.05  $    16.67  $    16.42  $    15.94
                                             ==========     ==========  ==========  ==========  ==========  ==========
Total Return................................       9.77%(B)       7.25%      23.55%       4.54%       5.09%      17.17%
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)....... $9,497,857     $8,517,069  $7,996,178  $6,365,936  $5,810,743  $5,668,374
Ratio of Expenses to Average Net Assets.....       0.08%(C)       0.08%       0.08%       0.08%       0.08%       0.08%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................       0.08%(C)       0.08%       0.08%       0.08%       0.09%       0.08%
Ratio of Net Investment Income to
  Average Net Assets........................       2.05%(C)       1.90%       1.99%       2.17%       2.05%       1.95%
Portfolio Turnover Rate.....................          2%(B)          5%          7%          9%          2%          3%
                                             ----------     ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") invests substantially all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of April 30, 2019, the Feeder Fund owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interests in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2019, the Feeder Fund's and the U.S. Large Company Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 DFA International Value Portfolio....... 0.40%
                 U.S. Large Company Portfolio............ 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the six months ended April 30, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                     NET WAIVED FEES/
                                                                     EXPENSES ASSUMED     PREVIOUSLY
                                                        RECOVERY        (RECOVERED       WAIVED FEES/
                                          EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                         LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                 AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------               ---------- ---------------- ----------------- -----------------
DFA International Value Portfolio (1)...    0.40%          --             $9,182               --
U.S. Large Company Portfolio (2)........    0.08%         $50                 84             $454

CLASS R2 SHARES
---------------
DFA International Value Portfolio (3)...    0.79%          --                  2               --

(1)The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis.
(2)The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.
(3)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

                 DFA International Value Portfolio....... $299
                 U.S. Large Company Portfolio............  335

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                   PURCHASES  SALES
                                                   --------- --------
          U.S. Large Company Portfolio............ $420,284  $164,739

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                      NET
                                                    REALIZED   CHANGE IN    BALANCE   SHARES
                     BALANCE AT            PROCEEDS  GAIN/    UNREALIZED      AT       AS OF               CAPITAL
                     OCTOBER 31, PURCHASES   FROM    (LOSS)  APPRECIATION/ APRIL 30, APRIL 30, DIVIDEND     GAIN
                        2018      AT COST   SALES   ON SALES DEPRECIATION    2019      2019     INCOME  DISTRIBUTIONS
                     ----------- --------- -------- -------- ------------- --------- --------- -------- -------------
U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term
  Investment Fund...  $164,037   $684,552  $716,978   $(3)        $10      $131,618   11,375    $1,788       --
                      --------   --------  --------   ---         ---      --------   ------    ------       --
TOTAL                 $164,037   $684,552  $716,978   $(3)        $10      $131,618   11,375    $1,788       --
                      ========   ========  ========   ===         ===      ========   ======    ======       ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2017, were as follows (amounts in thousands):

                                    NET INVESTMENT
                                      INCOME AND
                                      SHORT-TERM     LONG-TERM   TAX EXEMPT
                                    CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                    -------------- ------------- ---------- --------
DFA International Value Portfolio
2017...............................    $277,339            --        --     $277,339
2018...............................     298,200            --        --      298,200
U.S. Large Company Portfolio
2017...............................     154,938       $38,779        --      193,717
2018...............................     157,152        19,860        --      177,012

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                         -------------- ------------- --------
DFA International Value Portfolio.......    $(28,658)        --       $(28,658)
U.S. Large Company Portfolio............      (5,603)        --         (5,603)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         UNDISTRIBUTED                                 TOTAL NET
                                         NET INVESTMENT                              DISTRIBUTABLE
                                           INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                           SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                         CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                         -------------- ------------- -------------- -------------
DFA International Value Portfolio.......    $22,292       $273,710      $  107,257    $  403,259
U.S. Large Company Portfolio............      9,587         53,797       4,596,176     4,659,560

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

   During the year ended October 31, 2018, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                DFA International Value Portfolio....... $54,014

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     NET
                                                                                  UNREALIZED
                                          FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ---------- ------------ -------------- --------------
DFA International Value Portfolio....... $9,292,737  $  399,734           --      $  399,734
U.S. Large Company Portfolio............  4,301,695   5,575,371    $(126,424)      5,448,947

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                           SIX MONTHS ENDED         YEAR ENDED
                                            APRIL 30, 2019       OCTOBER 31, 2018
                                         --------------------  --------------------
                                              (UNAUDITED)
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
   Shares Issued........................ $       300       18  $     2,206      111
   Shares Issued in Lieu of Cash
     Distributions......................          55        3          102        5
   Shares Redeemed......................         (45)      (3)      (3,878)    (209)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2
  Shares................................ $       310       18  $    (1,570)     (93)
                                         ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued........................ $ 1,204,209   71,441  $ 2,069,351  104,146
   Shares Issued in Lieu of Cash
     Distributions......................     336,246   20,846      289,277   14,887
   Shares Redeemed......................  (1,359,613) (80,631)  (1,620,314) (81,341)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) --
  Institutional Class Shares............ $   180,842   11,656  $   738,314   37,692
                                         ===========  =======  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                      FUTURES
                                                      -------
                  U.S. Large Company Portfolio....... $30,404

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                              ASSET DERIVATIVES VALUE
                                           ------------------------------
                                            TOTAL VALUE
                                                 AT           EQUITY
                                           APRIL 30, 2019 CONTRACTS *,(1)
                                           -------------- ---------------
       U.S. Large Company Portfolio.......      $76             $76

(1)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended
April 30, 2019 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                ----------------------
                                                            EQUITY
                                                TOTAL    CONTRACTS (1)
                                                -----    -------------
            U.S. Large Company Portfolio....... $(563)       $(563)

                                                CHANGE IN UNREALIZED APPRECIATION
                                                  (DEPRECIATION) ON DERIVATIVES
                                                ---------------------------------
                                                                EQUITY
                                                TOTAL        CONTRACTS (2)
                                                -----        -------------
            U.S. Large Company Portfolio.......  $1               $1

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                      MAXIMUM
                                                                                       AMOUNT   OUTSTANDING
                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST  BORROWED  BORROWINGS
                                       AVERAGE      AVERAGE        DAYS     EXPENSE    DURING      AS OF
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED THE PERIOD 04/30/2019
                                    ------------- ------------ ------------ -------- ---------- -----------
U.S. Large Company Portfolio.......     3.16%        $2,884         14         $4      $7,611       --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not use the interfund lending program during the six months ended April 30, 2019.

J. SECURITIES LENDING:

   As of April 30, 2019, The U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                      NON-CASH
                                                     COLLATERAL
                                                       MARKET
                                                       VALUE
                                                     ----------
                 U.S. Large Company Portfolio.......  $130,583

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the U.S. Large Company Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the U.S. Large Company Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the U.S. Large Company Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                            REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                          AS OF APRIL 30, 2019
                          -----------------------------------------------------
                          OVERNIGHT AND            BETWEEN
                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                          ------------- -------- ------------ -------- --------
SECURITIES LENDING
  TRANSACTIONS
U.S. LARGE COMPANY
  PORTFOLIO
   Common Stocks.........   $131,618       --         --         --    $131,618

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

N. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
DFA International Value Portfolio-Class R2........      5             98%
DFA International Value Portfolio-Institutional
  Class...........................................      4             72%
U.S. Large Company Portfolio-Institutional Class..      3             69%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                         ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                         --------------------------------------------
                                          NET INCOME FOR      ACCUMULATED
                                          THE CURRENT OR     UNDISTRIBUTED
                                             PRECEDING        NET PROFITS    PAID-IN
                                           FISCAL YEAR,      FROM THE SALE   SURPLUS
                                          AND ACCUMULATED    OF SECURITIES   OR OTHER
                                         UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                INCOME          PROPERTIES      SOURCE
--------------                           -----------------   -------------   --------
DFA International Value Portfolio
  December 18, 2018.....................        64%                0%           36%
U.S. Large Company Portfolio
  December 17, 2018.....................        88%                0%           12%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return.................... $1,000.00 $1,044.40    0.11%     $0.56
Hypothetical 5% Annual Return......... $1,000.00 $1,024.25    0.11%     $0.55

THE DFA INTERNATIONAL VALUE SERIES
----------------------------------
Actual Fund Return.................... $1,000.00 $1,044.80    0.22%     $1.12
Hypothetical 5% Annual Return......... $1,000.00 $1,023.70    0.22%     $1.10

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.................... $1,000.00 $  985.80    0.13%     $0.64
Hypothetical 5% Annual Return......... $1,000.00 $1,024.15    0.13%     $0.65

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,097.60    0.14%     $0.73
Hypothetical 5% Annual Return......... $1,000.00 $1,024.10    0.14%     $0.70

THE UNITED KINGDOM SMALL COMPANY
  SERIES
--------------------------------
Actual Fund Return.................... $1,000.00 $1,095.40    0.12%     $0.62
Hypothetical 5% Annual Return......... $1,000.00 $1,024.20    0.12%     $0.60

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return.................... $1,000.00 $1,073.00    0.13%     $0.67
Hypothetical 5% Annual Return......... $1,000.00 $1,024.15    0.13%     $0.65

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.................... $1,000.00 $  994.00    0.12%     $0.59
Hypothetical 5% Annual Return......... $1,000.00 $1,024.20    0.12%     $0.60

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return.................... $1,000.00 $1,121.70    0.14%     $0.74
Hypothetical 5% Annual Return......... $1,000.00 $1,024.10    0.14%     $0.70

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,146.80    0.25%     $1.33
Hypothetical 5% Annual Return......... $1,000.00 $1,023.56    0.25%     $1.25

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       THE U.S. LARGE CAP VALUE SERIES
                Communication Services..................   9.4%
                Consumer Discretionary..................   7.3%
                Consumer Staples........................   5.2%
                Energy..................................  14.6%
                Financials..............................  22.6%
                Health Care.............................  14.4%
                Industrials.............................  10.6%
                Information Technology..................  10.6%
                Materials...............................   4.7%
                Real Estate.............................   0.3%
                Utilities...............................   0.3%
                                                         -----
                                                         100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
                Communication Services..................   3.8%
                Consumer Discretionary..................  15.3%
                Consumer Staples........................   3.7%
                Energy..................................  13.3%
                Financials..............................  29.7%
                Health Care.............................   4.0%
                Industrials.............................   9.9%
                Information Technology..................   2.3%
                Materials...............................  13.5%
                Real Estate.............................   3.1%
                Utilities...............................   1.4%
                                                         -----
                                                         100.0%

                      THE JAPANESE SMALL COMPANY SERIES
                Communication Services..................   2.9%
                Consumer Discretionary..................  18.4%
                Consumer Staples........................   7.1%
                Energy..................................   1.1%
                Financials..............................   8.4%
                Health Care.............................   5.1%
                Industrials.............................  30.1%
                Information Technology..................  13.9%
                Materials...............................  10.2%
                Real Estate.............................   1.6%
                Utilities...............................   1.2%
                                                         -----
                                                         100.0%

                    THE ASIA PACIFIC SMALL COMPANY SERIES
                Communication Services..................   8.9%
                Consumer Discretionary..................  19.4%
                Consumer Staples........................   7.4%
                Energy..................................   2.5%
                Financials..............................  11.6%
                Health Care.............................   5.8%
                Industrials.............................  14.2%
                Information Technology..................   7.3%
                Materials...............................  12.8%
                Real Estate.............................   7.4%
                Utilities...............................   2.7%
                                                         -----
                                                         100.0%

                   THE UNITED KINGDOM SMALL COMPANY SERIES
                Communication Services..................   6.4%
                Consumer Discretionary..................  21.6%
                Consumer Staples........................   5.2%
                Energy..................................   4.4%
                Financials..............................  13.9%
                Health Care.............................   3.3%
                Industrials.............................  27.6%
                Information Technology..................   5.9%
                Materials...............................   6.5%
                Real Estate.............................   3.1%
                Utilities...............................   2.1%
                                                         -----
                                                         100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES
                Communication Services..................   6.4%
                Consumer Discretionary..................   9.9%
                Consumer Staples........................   5.1%
                Energy..................................   3.6%
                Financials..............................  12.3%
                Health Care.............................   7.1%
                Industrials.............................  27.5%
                Information Technology..................  10.3%
                Materials...............................   7.3%
                Real Estate.............................   6.8%
                Utilities...............................   3.7%
                                                         -----
                                                         100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

                      THE CANADIAN SMALL COMPANY SERIES
                Communication Services..................   2.4%
                Consumer Discretionary..................   6.3%
                Consumer Staples........................   5.1%
                Energy..................................  19.4%
                Financials..............................  10.0%
                Health Care.............................   1.8%
                Industrials.............................  11.1%
                Information Technology..................   3.9%
                Materials...............................  27.9%
                Real Estate.............................   4.7%
                Utilities...............................   7.4%
                                                         -----
                                                         100.0%

                         THE EMERGING MARKETS SERIES
                Communication Services..................   9.2%
                Consumer Discretionary..................  10.0%
                Consumer Staples........................   7.9%
                Energy..................................   7.5%
                Financials..............................  22.5%
                Health Care.............................   2.4%
                Industrials.............................   7.3%
                Information Technology..................  17.9%
                Materials...............................  10.0%
                Real Estate.............................   2.6%
                Utilities...............................   2.7%
                                                         -----
                                                         100.0%

                    THE EMERGING MARKETS SMALL CAP SERIES
                Communication Services..................   3.8%
                Consumer Discretionary..................  15.1%
                Consumer Staples........................   8.1%
                Energy..................................   1.4%
                Financials..............................   8.3%
                Health Care.............................   6.9%
                Industrials.............................  15.0%
                Information Technology..................  16.1%
                Materials...............................  12.2%
                Real Estate.............................   7.4%
                Utilities...............................   5.7%
                                                         -----
                                                         100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS++
                                                  ---------- -------------- ---------------
COMMON STOCKS -- (96.8%)
COMMUNICATION SERVICES -- (9.1%)
    AT&T, Inc.................................... 35,433,006 $1,097,005,866       3.6%
*   Charter Communications, Inc., Class A........    940,732    349,190,311       1.2%
    Comcast Corp., Class A....................... 21,941,529    955,114,757       3.2%
    Other Securities.............................               414,624,150       1.3%
                                                             --------------      ----
TOTAL COMMUNICATION SERVICES.....................             2,815,935,084       9.3%
                                                             --------------      ----
CONSUMER DISCRETIONARY -- (7.1%)
    Ford Motor Co................................ 16,051,999    167,743,390       0.6%
    General Motors Co............................  6,055,833    235,874,695       0.8%
    Royal Caribbean Cruises, Ltd.................  1,239,713    149,930,890       0.5%
    Other Securities.............................             1,650,971,075       5.4%
                                                             --------------      ----
TOTAL CONSUMER DISCRETIONARY.....................             2,204,520,050       7.3%
                                                             --------------      ----
CONSUMER STAPLES -- (5.1%)
    Mondelez International, Inc., Class A........  3,530,822    179,542,299       0.6%
    Walgreens Boots Alliance, Inc................  3,401,321    182,208,766       0.6%
    Walmart, Inc.................................  5,346,820    549,866,969       1.8%
    Other Securities.............................               661,490,871       2.2%
                                                             --------------      ----
TOTAL CONSUMER STAPLES...........................             1,573,108,905       5.2%
                                                             --------------      ----
ENERGY -- (14.1%)
    Chevron Corp.................................  8,332,828  1,000,439,330       3.3%
    ConocoPhillips...............................  5,133,675    324,037,566       1.1%
    Exxon Mobil Corp............................. 14,447,635  1,159,856,138       3.8%
    Kinder Morgan, Inc...........................  7,052,891    140,140,944       0.5%
    Marathon Petroleum Corp......................  3,692,836    224,782,927       0.7%
    Occidental Petroleum Corp....................  3,079,335    181,311,245       0.6%
    Valero Energy Corp...........................  2,510,791    227,628,312       0.7%
    Other Securities.............................             1,118,701,647       3.7%
                                                             --------------      ----
TOTAL ENERGY.....................................             4,376,898,109      14.4%
                                                             --------------      ----
FINANCIALS -- (21.9%)
    Bank of America Corp......................... 17,339,347    530,237,201       1.7%
    Bank of New York Mellon Corp. (The)..........  3,775,210    187,476,929       0.6%
*   Berkshire Hathaway, Inc., Class B............  2,954,909    640,358,329       2.1%
    Capital One Financial Corp...................  2,121,634    196,951,284       0.6%
    Citigroup, Inc...............................  7,147,502    505,328,391       1.7%
    Goldman Sachs Group, Inc. (The)..............  1,573,221    323,957,668       1.1%
    JPMorgan Chase & Co..........................  8,086,435    938,430,782       3.1%
    Morgan Stanley...............................  5,549,021    267,740,263       0.9%
    PNC Financial Services Group, Inc. (The).....  1,313,525    179,860,978       0.6%
    Travelers Cos., Inc. (The)...................  1,165,331    167,516,331       0.6%
    Wells Fargo & Co............................. 15,105,491    731,256,819       2.4%
    Other Securities.............................             2,115,464,492       7.0%
                                                             --------------      ----
TOTAL FINANCIALS.................................             6,784,579,467      22.4%
                                                             --------------      ----
HEALTH CARE -- (13.9%)
    Abbott Laboratories..........................  4,087,436    325,196,408       1.1%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                                                    PERCENTAGE
                                                                        SHARES        VALUE+      OF NET ASSETS++
                                                                      ----------- --------------- ---------------
HEALTH CARE -- (Continued)
    Anthem, Inc......................................................   1,376,563 $   362,077,366       1.2%
*   Cigna Corp.......................................................   1,485,867     236,015,114       0.8%
    CVS Health Corp..................................................   5,855,936     318,445,800       1.1%
    Danaher Corp.....................................................   1,886,239     249,813,493       0.8%
    Medtronic P.L.C..................................................   4,359,974     387,209,291       1.3%
    Pfizer, Inc......................................................  24,583,746     998,345,925       3.3%
    Thermo Fisher Scientific, Inc....................................   1,073,774     297,918,596       1.0%
    Other Securities.................................................               1,131,276,788       3.6%
                                                                                  ---------------      ----
TOTAL HEALTH CARE....................................................               4,306,298,781      14.2%
                                                                                  ---------------      ----
INDUSTRIALS -- (10.2%)
    Delta Air Lines, Inc.............................................   2,950,569     171,988,667       0.6%
    Eaton Corp. P.L.C................................................   1,816,899     150,475,575       0.5%
    FedEx Corp.......................................................   1,023,792     193,967,632       0.6%
    Norfolk Southern Corp............................................   1,385,379     282,645,024       0.9%
    Republic Services, Inc...........................................   1,904,674     157,745,101       0.5%
    Stanley Black & Decker, Inc......................................   1,036,769     151,990,335       0.5%
*   United Continental Holdings, Inc.................................   1,791,923     159,230,278       0.5%
    United Technologies Corp.........................................   2,077,962     296,338,161       1.0%
    Other Securities.................................................               1,601,793,037       5.3%
                                                                                  ---------------      ----
TOTAL INDUSTRIALS....................................................               3,166,173,810      10.4%
                                                                                  ---------------      ----
INFORMATION TECHNOLOGY -- (10.3%)
    Broadcom, Inc....................................................     457,974     145,818,922       0.5%
    Cisco Systems, Inc...............................................   4,131,076     231,133,702       0.8%
    Fidelity National Information Services, Inc......................   1,231,562     142,774,983       0.5%
    HP, Inc..........................................................   9,619,949     191,917,982       0.6%
    Intel Corp.......................................................  22,465,295   1,146,628,657       3.8%
*   Micron Technology, Inc...........................................   5,266,057     221,490,357       0.7%
    Other Securities.................................................               1,112,561,335       3.6%
                                                                                  ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................               3,192,325,938      10.5%
                                                                                  ---------------      ----
MATERIALS -- (4.5%)
    Nucor Corp.......................................................   2,517,086     143,650,098       0.5%
    Other Securities.................................................               1,268,707,050       4.2%
                                                                                  ---------------      ----
TOTAL MATERIALS......................................................               1,412,357,148       4.7%
                                                                                  ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.................................................                  87,404,723       0.3%
                                                                                  ---------------      ----
UTILITIES -- (0.3%)
    Other Securities.................................................                  94,445,605       0.3%
                                                                                  ---------------      ----
TOTAL COMMON STOCKS..................................................              30,014,047,620      99.0%
                                                                                  ---------------      ----
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional U.S. Government Money Market Fund,
      2.370%......................................................... 276,182,719     276,182,719       0.9%
                                                                                  ---------------      ----

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                    PERCENTAGE
                                         SHARES       VALUE+      OF NET ASSETS++
                                       ---------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment
        Fund.......................... 60,841,593 $   703,998,078        2.3%
                                                  ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $23,161,639,466)..............            $30,994,228,417      102.2%
                                                  ===============      =====

As of April 30, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   1,445    06/21/19  $200,416,238 $213,029,125  $12,612,887
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS..                      $200,416,238 $213,029,125  $12,612,887
                                               ============ ============  ===========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------- ------------ ------- ---------------
Common Stocks
   Communication Services....... $ 2,815,935,084           --   --    $ 2,815,935,084
   Consumer Discretionary.......   2,204,520,050           --   --      2,204,520,050
   Consumer Staples.............   1,573,108,905           --   --      1,573,108,905
   Energy.......................   4,376,898,109           --   --      4,376,898,109
   Financials...................   6,784,579,467           --   --      6,784,579,467
   Health Care..................   4,306,298,781           --   --      4,306,298,781
   Industrials..................   3,166,173,810           --   --      3,166,173,810
   Information Technology.......   3,192,325,938           --   --      3,192,325,938
   Materials....................   1,412,357,148           --   --      1,412,357,148
   Real Estate..................      87,404,723           --   --         87,404,723
   Utilities....................      94,445,605           --   --         94,445,605
Temporary Cash Investments......     276,182,719           --   --        276,182,719
Securities Lending Collateral...              -- $703,998,078   --        703,998,078
Futures Contracts**.............      12,612,887           --   --         12,612,887
                                 --------------- ------------   --    ---------------
TOTAL........................... $30,302,843,226 $703,998,078   --    $31,006,841,304
                                 =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (5.7%)
#   Australia & New Zealand Banking Group, Ltd... 10,445,267         $  200,388,023                1.6%
    National Australia Bank, Ltd.................  3,921,197             70,013,084                0.5%
    Other Securities.............................                       479,670,205                3.8%
                                                                     --------------               ----
TOTAL AUSTRALIA..................................                       750,071,312                5.9%
                                                                     --------------               ----
AUSTRIA -- (0.1%)
    Other Securities.............................                         9,197,125                0.1%
                                                                     --------------               ----
BELGIUM -- (0.9%)
    Other Securities.............................                       123,103,927                1.0%
                                                                     --------------               ----
CANADA -- (8.2%)
    Bank of Montreal.............................  1,395,536            110,205,478                0.9%
    Canadian Natural Resources, Ltd..............  2,862,125             85,806,507                0.7%
    Suncor Energy, Inc...........................  3,145,721            103,738,099                0.8%
    Other Securities.............................                       765,180,995                6.0%
                                                                     --------------               ----
TOTAL CANADA.....................................                     1,064,931,079                8.4%
                                                                     --------------               ----
DENMARK -- (1.6%)
    Vestas Wind Systems A.S......................    774,838             70,110,338                0.6%
    Other Securities.............................                       139,084,579                1.1%
                                                                     --------------               ----
TOTAL DENMARK....................................                       209,194,917                1.7%
                                                                     --------------               ----
FINLAND -- (0.7%)
    Other Securities.............................                        86,712,680                0.7%
                                                                     --------------               ----
FRANCE -- (9.7%)
#   AXA SA.......................................  2,698,893             71,970,160                0.6%
    BNP Paribas SA...............................  1,990,380            105,954,082                0.8%
    Cie de Saint-Gobain..........................  1,557,425             63,854,347                0.5%
#   Cie Generale des Etablissements Michelin SCA.    637,668             82,457,178                0.7%
    Orange SA....................................  5,978,647             93,437,594                0.7%
#   Peugeot SA...................................  3,133,702             82,162,147                0.7%
    Renault SA...................................  1,007,824             68,760,191                0.5%
#   Total SA.....................................  6,874,996            382,186,256                3.0%
    Other Securities.............................                       314,311,691                2.5%
                                                                     --------------               ----
TOTAL FRANCE.....................................                     1,265,093,646               10.0%
                                                                     --------------               ----
GERMANY -- (6.2%)
    Bayer AG.....................................  1,485,062             98,808,321                0.8%
    Bayerische Motoren Werke AG..................  1,225,665            104,559,550                0.8%
    Daimler AG...................................  3,530,733            231,743,105                1.8%
    Other Securities.............................                       375,034,573                3.0%
                                                                     --------------               ----
TOTAL GERMANY....................................                       810,145,549                6.4%
                                                                     --------------               ----
HONG KONG -- (3.3%)
    CK Hutchison Holdings, Ltd...................  7,657,984             80,515,350                0.6%
    Sun Hung Kai Properties, Ltd.................  4,291,920             74,071,412                0.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
HONG KONG -- (Continued)
    Other Securities........................                    $  272,660,389                2.2%
                                                                --------------               ----
TOTAL HONG KONG.............................                       427,247,151                3.4%
                                                                --------------               ----
IRELAND -- (0.3%)
    Other Securities........................                        40,685,748                0.3%
                                                                --------------               ----
ISRAEL -- (0.5%)
    Other Securities........................                        59,148,620                0.5%
                                                                --------------               ----
ITALY -- (1.9%)
    Other Securities........................                       245,896,950                2.0%
                                                                --------------               ----
JAPAN -- (20.7%)
    Hitachi, Ltd............................  2,597,600             86,391,566                0.7%
    Honda Motor Co., Ltd....................  4,590,300            128,082,826                1.0%
    Mitsubishi Corp.........................  2,386,000             65,728,752                0.5%
    Mitsubishi UFJ Financial Group, Inc..... 11,934,650             59,214,066                0.5%
    Sumitomo Mitsui Financial Group, Inc....  2,857,600            103,862,905                0.8%
    Toyota Motor Corp.......................  3,388,190            209,764,343                1.7%
    Other Securities........................                     2,056,034,565               16.2%
                                                                --------------               ----
TOTAL JAPAN.................................                     2,709,079,023               21.4%
                                                                --------------               ----
NETHERLANDS -- (3.6%)
#   ING Groep NV............................  6,111,967             77,988,856                0.6%
    Koninklijke Ahold Delhaize NV...........  5,195,538            125,220,704                1.0%
#   Koninklijke DSM NV......................    631,262             72,198,472                0.6%
    Other Securities........................                       195,176,011                1.5%
                                                                --------------               ----
TOTAL NETHERLANDS...........................                       470,584,043                3.7%
                                                                --------------               ----
NEW ZEALAND -- (0.2%)
    Other Securities........................                        23,328,938                0.2%
                                                                --------------               ----
NORWAY -- (0.8%)
    Other Securities........................                       108,663,429                0.9%
                                                                --------------               ----
PORTUGAL -- (0.0%)
    Other Security..........................                         5,381,120                0.1%
                                                                --------------               ----
SINGAPORE -- (1.1%)
    Other Securities........................                       144,328,182                1.1%
                                                                --------------               ----
SPAIN -- (2.5%)
    Banco Santander SA...................... 46,001,071            233,196,700                1.8%
    Repsol SA...............................  3,644,863             61,848,581                0.5%
    Other Securities........................                        33,425,248                0.3%
                                                                --------------               ----
TOTAL SPAIN.................................                       328,470,529                2.6%
                                                                --------------               ----
SWEDEN -- (2.4%)
    Other Securities........................                       308,630,980                2.4%
                                                                --------------               ----
SWITZERLAND -- (8.3%)
    Cie Financiere Richemont SA.............  1,165,784             85,221,543                0.7%
    Novartis AG.............................  2,588,680            212,116,609                1.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                             PERCENTAGE
                                                 SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ----------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      UBS Group AG............................   6,275,625         $    84,152,716                0.7%
      Zurich Insurance Group AG...............     445,436             141,990,622                1.1%
      Other Securities........................                         567,427,900                4.4%
                                                                   ---------------              -----
TOTAL SWITZERLAND.............................                       1,090,909,390                8.6%
                                                                   ---------------              -----
UNITED KINGDOM -- (14.9%)
      Anglo American P.L.C....................   5,039,458             130,772,421                1.0%
      Aviva P.L.C.............................  16,319,347              91,651,527                0.7%
      BP P.L.C., Sponsored ADR................   3,666,922             160,354,499                1.3%
      British American Tobacco P.L.C..........   2,179,454              85,323,269                0.7%
      Glencore P.L.C..........................  26,606,474             105,562,725                0.8%
      HSBC Holdings P.L.C.....................  13,949,143             121,538,391                1.0%
#     HSBC Holdings P.L.C., Sponsored ADR.....   2,687,511             117,094,854                0.9%
      Lloyds Banking Group P.L.C.............. 181,694,609             148,596,224                1.2%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class A..........................   3,293,873             209,259,728                1.7%
#     Royal Dutch Shell P.L.C., Sponsored
        ADR, Class B..........................   3,161,550             205,152,979                1.6%
      Vodafone Group P.L.C....................  58,351,986             108,235,575                0.9%
      Vodafone Group P.L.C., Sponsored ADR....   4,011,201              74,287,448                0.6%
      Other Securities........................                         387,667,371                3.0%
                                                                   ---------------              -----
TOTAL UNITED KINGDOM..........................                       1,945,497,011               15.4%
                                                                   ---------------              -----
UNITED STATES -- (0.2%)
      Other Securities........................                          28,937,048                0.2%
                                                                   ---------------              -----
TOTAL COMMON STOCKS...........................                      12,255,238,397               97.0%
                                                                   ---------------              -----
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG...........................     689,777             120,436,504                0.9%
      Other Securities........................                          33,407,159                0.3%
                                                                   ---------------              -----
TOTAL GERMANY.................................                         153,843,663                1.2%
                                                                   ---------------              -----
TOTAL INVESTMENT SECURITIES...................                      12,409,082,060
                                                                   ---------------

                                                                       VALUE+
                                                           -------------------------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  The DFA Short Term Investment Fund......  56,599,536             654,913,232                5.2%
                                                                   ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,499,891,299)......................                     $13,063,995,292              103.4%
                                                                   ===============              =====

As of April 30, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index..........     44     06/21/19  $  4,018,498 $  4,217,400   $  198,902
S&P 500(R) Emini Index...    724     06/21/19   100,416,643  106,735,700    6,319,057
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $104,435,141 $110,953,100   $6,517,959
                                               ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
   Australia....................             -- $   750,071,312   --    $   750,071,312
   Austria......................             --       9,197,125   --          9,197,125
   Belgium......................             --     123,103,927   --        123,103,927
   Canada....................... $1,064,931,079              --   --      1,064,931,079
   Denmark......................      2,381,847     206,813,070   --        209,194,917
   Finland......................             --      86,712,680   --         86,712,680
   France.......................             --   1,265,093,646   --      1,265,093,646
   Germany......................     13,904,173     796,241,376   --        810,145,549
   Hong Kong....................             --     427,247,151   --        427,247,151
   Ireland......................      6,686,558      33,999,190   --         40,685,748
   Israel.......................             --      59,148,620   --         59,148,620
   Italy........................     37,083,898     208,813,052   --        245,896,950
   Japan........................     59,483,401   2,649,595,622   --      2,709,079,023
   Netherlands..................     30,812,663     439,771,380   --        470,584,043
   New Zealand..................             --      23,328,938   --         23,328,938
   Norway.......................        200,100     108,463,329   --        108,663,429
   Portugal.....................             --       5,381,120   --          5,381,120
   Singapore....................             --     144,328,182   --        144,328,182
   Spain........................        354,300     328,116,229   --        328,470,529
   Sweden.......................             --     308,630,980   --        308,630,980
   Switzerland..................     98,770,116     992,139,274   --      1,090,909,390
   United Kingdom...............    883,819,630   1,061,677,381   --      1,945,497,011
   United States................     28,937,048              --   --         28,937,048
Preferred Stocks
   Germany......................             --     153,843,663   --        153,843,663
Securities Lending Collateral...             --     654,913,232   --        654,913,232
Futures Contracts**.............      6,517,959              --   --          6,517,959
                                 -------------- ---------------   --    ---------------
TOTAL........................... $2,233,882,772 $10,836,630,479   --    $13,070,513,251
                                 ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                              PERCENTAGE
                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  --------- ------------------------------- ---------------
COMMON STOCKS -- (96.7%)
COMMUNICATION SERVICES -- (2.8%)
    Other Securities.............................                    $ 98,840,560                 2.8%
                                                                     ------------                ----
CONSUMER DISCRETIONARY -- (17.8%)
    Autobacs Seven Co., Ltd......................   553,000             9,644,305                 0.3%
    DCM Holdings Co., Ltd........................   813,400             8,062,569                 0.2%
    Other Securities.............................                     622,585,449                17.7%
                                                                     ------------                ----
TOTAL CONSUMER DISCRETIONARY.....................                     640,292,323                18.2%
                                                                     ------------                ----
CONSUMER STAPLES -- (6.9%)
    Milbon Co., Ltd..............................   168,752             8,639,664                 0.3%
    Morinaga Milk Industry Co., Ltd..............   294,800             9,760,883                 0.3%
    Other Securities.............................                     229,679,406                 6.5%
                                                                     ------------                ----
TOTAL CONSUMER STAPLES...........................                     248,079,953                 7.1%
                                                                     ------------                ----
ENERGY -- (1.1%)
#   Iwatani Corp.................................   293,300             9,192,515                 0.3%
    Other Securities.............................                      30,260,652                 0.8%
                                                                     ------------                ----
TOTAL ENERGY.....................................                      39,453,167                 1.1%
                                                                     ------------                ----
FINANCIALS -- (8.1%)
    Daishi Hokuetsu Financial Group, Inc.........   293,700             8,644,070                 0.3%
    Hokuhoku Financial Group, Inc................   921,300            10,161,429                 0.3%
    Jafco Co., Ltd...............................   232,900             8,816,619                 0.3%
#   Shiga Bank, Ltd. (The).......................   338,200             8,093,591                 0.2%
    Other Securities.............................                     254,992,174                 7.2%
                                                                     ------------                ----
TOTAL FINANCIALS.................................                     290,707,883                 8.3%
                                                                     ------------                ----
HEALTH CARE -- (4.9%)
    Mani, Inc....................................   170,700             9,863,654                 0.3%
    Miraca Holdings, Inc.........................   472,500            12,110,780                 0.4%
    Other Securities.............................                     154,309,814                 4.3%
                                                                     ------------                ----
TOTAL HEALTH CARE................................                     176,284,248                 5.0%
                                                                     ------------                ----
INDUSTRIALS -- (29.1%)
    Daiseki Co., Ltd.............................   302,863             8,320,277                 0.2%
    Duskin Co., Ltd..............................   346,300             8,546,394                 0.3%
    Fujikura, Ltd................................ 1,953,600             8,060,828                 0.2%
    Funai Soken Holdings, Inc....................   308,470             8,002,785                 0.2%
    Hanwa Co., Ltd...............................   285,000             8,214,671                 0.2%
    Hazama Ando Corp............................. 1,528,900            10,281,112                 0.3%
    Inaba Denki Sangyo Co., Ltd..................   201,800             8,220,969                 0.2%
#*  Kawasaki Kisen Kaisha, Ltd...................   684,200             9,946,187                 0.3%
    Kumagai Gumi Co., Ltd........................   299,100             8,776,101                 0.3%
    Meitec Corp..................................   216,400            10,071,077                 0.3%
#   Nichias Corp.................................   480,100             9,281,448                 0.3%
    Nikkon Holdings Co., Ltd.....................   385,300             9,092,278                 0.3%
    Nishimatsu Construction Co., Ltd.............   389,300             8,444,730                 0.2%
    Nisshinbo Holdings, Inc......................   972,780             8,684,328                 0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
      Nomura Co., Ltd.........................    318,800         $    8,917,729                 0.3%
      Okumura Corp............................    247,480              8,006,256                 0.2%
      Shinmaywa Industries, Ltd...............    707,200              8,732,442                 0.3%
      SMS Co., Ltd............................    551,200             10,697,555                 0.3%
      Sumitomo Mitsui Construction Co., Ltd...  1,393,140              9,092,070                 0.3%
      Tadano, Ltd.............................    825,100              8,729,780                 0.3%
      Tsubakimoto Chain Co....................    208,840              7,784,444                 0.2%
      Ushio, Inc..............................    799,700              9,721,789                 0.3%
      Other Securities........................                       850,533,165                23.9%
                                                                  --------------               -----
TOTAL INDUSTRIALS.............................                     1,046,158,415                29.7%
                                                                  --------------               -----
INFORMATION TECHNOLOGY -- (13.4%)
      Amano Corp..............................    379,800              9,925,195                 0.3%
#     Infomart Corp...........................    769,400             11,194,230                 0.3%
      Iriso Electronics Co., Ltd..............    154,500              8,040,836                 0.2%
      Justsystems Corp........................    270,000              7,748,460                 0.2%
      Lasertec Corp...........................    210,200              9,551,290                 0.3%
      Oki Electric Industry Co., Ltd..........    694,400              8,139,537                 0.2%
      Tokyo Seimitsu Co., Ltd.................    315,100              9,152,729                 0.3%
      Topcon Corp.............................    862,100             10,476,108                 0.3%
      Ulvac, Inc..............................    361,900             12,191,101                 0.4%
      Other Securities........................                       396,447,221                11.2%
                                                                  --------------               -----
TOTAL INFORMATION TECHNOLOGY..................                       482,866,707                13.7%
                                                                  --------------               -----
MATERIALS -- (9.9%)
      ADEKA Corp..............................    665,700             10,001,126                 0.3%
      Kureha Corp.............................    141,650              8,479,560                 0.2%
#     Mitsui Mining & Smelting Co., Ltd.......    484,900             12,611,807                 0.4%
      Nippon Light Metal Holdings Co., Ltd....  4,755,800             10,512,940                 0.3%
      Sumitomo Osaka Cement Co., Ltd..........    234,999              9,576,189                 0.3%
      Toagosei Co., Ltd.......................    871,100              9,509,470                 0.3%
      Tokyo Ohka Kogyo Co., Ltd...............    242,500              7,765,614                 0.2%
      Toyobo Co., Ltd.........................    715,200              9,332,148                 0.3%
      Other Securities........................                       277,836,700                 7.8%
                                                                  --------------               -----
TOTAL MATERIALS...............................                       355,625,554                10.1%
                                                                  --------------               -----
REAL ESTATE -- (1.6%)
      Other Securities........................                        55,706,129                 1.6%
                                                                  --------------               -----
UTILITIES -- (1.1%)
      Other Securities........................                        39,956,887                 1.1%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     3,473,971,826                98.7%
                                                                  --------------               -----

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (3.3%)
@(S)  The DFA Short Term Investment Fund...... 10,295,555            119,129,871                 3.4%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,311,087,347).......................                    $3,593,101,697               102.1%
                                                                  ==============               =====

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
   Communication Services.......         -- $   98,840,560   --    $   98,840,560
   Consumer Discretionary....... $2,622,874    637,669,449   --       640,292,323
   Consumer Staples.............         --    248,079,953   --       248,079,953
   Energy.......................         --     39,453,167   --        39,453,167
   Financials...................         --    290,707,883   --       290,707,883
   Health Care..................         --    176,284,248   --       176,284,248
   Industrials..................         --  1,046,158,415   --     1,046,158,415
   Information Technology.......         --    482,866,707   --       482,866,707
   Materials....................         --    355,625,554   --       355,625,554
   Real Estate..................         --     55,706,129   --        55,706,129
   Utilities....................         --     39,956,887   --        39,956,887
Securities Lending Collateral...         --    119,129,871   --       119,129,871
                                 ---------- --------------   --    --------------
TOTAL........................... $2,622,874 $3,590,478,823   --    $3,593,101,697
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.0%)
AUSTRALIA -- (51.3%)
    ALS, Ltd................................  2,248,565          $ 12,604,830                 0.7%
    Altium, Ltd.............................    688,857            16,462,526                 1.0%
    Ansell, Ltd.............................    874,039            16,640,182                 1.0%
    Appen, Ltd..............................    685,679            12,282,560                 0.7%
    Beach Energy, Ltd.......................  6,100,551             9,148,070                 0.5%
    Breville Group, Ltd.....................    830,596            11,257,259                 0.7%
    carsales.com, Ltd.......................  1,702,940            16,178,085                 1.0%
    Cleanaway Waste Management, Ltd......... 10,528,922            16,719,843                 1.0%
#   Corporate Travel Management, Ltd........    545,523            10,264,542                 0.6%
#   Credit Corp. Group, Ltd.................    560,652             9,432,978                 0.6%
    CSR, Ltd................................  3,957,955             9,942,775                 0.6%
    Downer EDI, Ltd.........................  2,028,028            11,072,805                 0.7%
    DuluxGroup, Ltd.........................  2,924,888            20,107,769                 1.2%
    GrainCorp, Ltd., Class A................  1,833,496            11,627,510                 0.7%
#   Healthscope, Ltd........................  5,420,705             9,365,533                 0.6%
#   Independence Group NL...................  3,525,457            11,114,293                 0.7%
#   InvoCare, Ltd...........................    975,382            10,524,258                 0.6%
#   IOOF Holdings, Ltd......................  2,254,189            10,318,717                 0.6%
    IRESS, Ltd..............................  1,095,248            11,070,199                 0.7%
#   JB Hi-Fi, Ltd...........................    862,756            15,680,993                 0.9%
#   Metcash, Ltd............................  7,684,060            15,548,215                 0.9%
    Mineral Resources, Ltd..................  1,194,671            13,141,851                 0.8%
    Monadelphous Group, Ltd.................    726,646             9,704,084                 0.6%
    nib holdings, Ltd.......................  3,369,261            13,658,663                 0.8%
#   Nine Entertainment Co. Holdings, Ltd.... 11,745,187            14,477,785                 0.9%
    Orora, Ltd..............................  6,055,609            12,939,752                 0.8%
    OZ Minerals, Ltd........................  2,477,965            17,448,010                 1.0%
    Pendal Group, Ltd.......................  1,960,399            12,626,707                 0.7%
#   Perpetual, Ltd..........................    353,370            10,201,748                 0.6%
    Premier Investments, Ltd................    829,371             9,985,023                 0.6%
    Regis Resources, Ltd....................  3,349,243            11,331,219                 0.7%
*   Saracen Mineral Holdings, Ltd...........  6,775,200            13,364,005                 0.8%
#   Sims Metal Management, Ltd..............  1,382,214            10,067,792                 0.6%
#   Spark Infrastructure Group..............  9,801,431            15,635,284                 0.9%
    Steadfast Group, Ltd....................  5,773,132            13,879,219                 0.8%
    Technology One, Ltd.....................  1,774,751            11,006,789                 0.7%
*   Vocus Group, Ltd........................  3,878,951            10,685,734                 0.6%
    Webjet, Ltd.............................    897,139            10,661,960                 0.6%
    Other Securities........................                      437,954,054                25.1%
                                                                 ------------                ----
TOTAL AUSTRALIA.............................                      916,133,621                53.6%
                                                                 ------------                ----
CANADA -- (0.0%)
    Other Security..........................                          390,998                 0.0%
                                                                 ------------                ----
CHINA -- (0.2%)
    Other Securities........................                        3,634,425                 0.2%
                                                                 ------------                ----
HONG KONG -- (27.3%)
    HKBN, Ltd...............................  6,569,500            11,764,776                 0.7%
    Hopewell Holdings, Ltd..................  3,604,500            17,827,682                 1.1%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
HONG KONG -- (Continued)
      IGG, Inc................................ 12,149,000         $   15,403,135                 0.9%
#     Luk Fook Holdings International, Ltd....  3,863,000             13,841,104                 0.8%
      Vitasoy International Holdings, Ltd.....  2,209,000             11,122,740                 0.7%
      VTech Holdings, Ltd.....................  1,289,400             11,780,847                 0.7%
      Other Securities........................                       405,071,821                23.6%
                                                                  --------------               -----
TOTAL HONG KONG...............................                       486,812,105                28.5%
                                                                  --------------               -----
NEW ZEALAND -- (6.4%)
      Chorus, Ltd.............................  2,976,900             11,914,380                 0.7%
      Infratil, Ltd...........................  4,020,366             11,652,402                 0.7%
      Mainfreight, Ltd........................    459,650             10,749,200                 0.6%
      SKYCITY Entertainment Group, Ltd........  4,719,639             12,861,540                 0.8%
      Trade Me Group, Ltd.....................  2,239,106              9,621,049                 0.6%
      Other Securities........................                        56,862,428                 3.3%
                                                                  --------------               -----
TOTAL NEW ZEALAND.............................                       113,660,999                 6.7%
                                                                  --------------               -----
SINGAPORE -- (9.8%)
      Other Securities........................                       174,015,566                10.2%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     1,694,647,714                99.2%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                             1,560                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     1,694,649,274
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  The DFA Short Term Investment Fund......  7,783,244             90,059,920                 5.3%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,759,922,077).....................                      $1,784,709,194               104.5%
                                                                  ==============               =====

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          -----------------------------------------------
                          LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                          -------- -------------- -------- --------------
Common Stocks
   Australia.............       -- $  916,133,621       -- $  916,133,621
   Canada................ $390,998             --       --        390,998
   China.................       --      3,634,425       --      3,634,425
   Hong Kong.............  321,561    486,490,544       --    486,812,105
   New Zealand...........       --    113,660,999       --    113,660,999
   Singapore.............   14,042    174,001,524       --    174,015,566
Rights/Warrants
   Hong Kong.............       --          1,560       --          1,560
Securities Lending
  Collateral.............       --     90,059,920       --     90,059,920
                          -------- -------------- -------- --------------
TOTAL.................... $726,601 $1,783,982,593       -- $1,784,709,194
                          ======== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
COMMON STOCKS -- (99.2%)
COMMUNICATION SERVICES -- (6.4%)
    Auto Trader Group P.L.C.................  4,801,178          $ 35,492,046                 1.5%
    Cineworld Group P.L.C...................  5,201,644            21,585,272                 0.9%
    Entertainment One, Ltd..................  2,492,334            15,523,642                 0.6%
    Inmarsat P.L.C..........................  2,400,987            17,116,231                 0.7%
    Other Securities........................                       61,292,985                 2.6%
                                                                 ------------                ----
TOTAL COMMUNICATION SERVICES................                      151,010,176                 6.3%
                                                                 ------------                ----
CONSUMER DISCRETIONARY -- (21.4%)
    B&M European Value Retail SA............  5,334,358            27,500,076                 1.1%
    Bellway P.L.C...........................    860,052            34,924,504                 1.5%
    Bovis Homes Group P.L.C.................  1,262,993            18,311,818                 0.8%
    Greene King P.L.C.......................  2,728,082            22,847,410                 1.0%
    Greggs P.L.C............................    734,900            17,259,023                 0.7%
    Inchcape P.L.C..........................  2,863,449            22,988,943                 1.0%
    JD Sports Fashion P.L.C.................  2,029,276            16,681,031                 0.7%
    Merlin Entertainments P.L.C.............  4,473,988            21,395,018                 0.9%
    Moneysupermarket.com Group P.L.C........  3,912,801            18,585,395                 0.8%
    SSP Group P.L.C.........................  2,923,877            26,576,348                 1.1%
    WH Smith P.L.C..........................    718,011            19,209,836                 0.8%
    Other Securities........................                      263,701,377                10.9%
                                                                 ------------                ----
TOTAL CONSUMER DISCRETIONARY................                      509,980,779                21.3%
                                                                 ------------                ----
CONSUMER STAPLES -- (5.2%)
    Britvic P.L.C...........................  1,760,993            21,022,606                 0.9%
    Fevertree Drinks P.L.C..................    414,912            17,059,779                 0.7%
    Tate & Lyle P.L.C.......................  3,470,820            34,787,259                 1.5%
    Other Securities........................                       50,847,976                 2.1%
                                                                 ------------                ----
TOTAL CONSUMER STAPLES......................                      123,717,620                 5.2%
                                                                 ------------                ----
ENERGY -- (4.3%)
    John Wood Group P.L.C...................  3,091,313            18,952,064                 0.8%
    Tullow Oil P.L.C........................  9,672,607            28,361,260                 1.2%
    Other Securities........................                       55,901,004                 2.3%
                                                                 ------------                ----
TOTAL ENERGY................................                      103,214,328                 4.3%
                                                                 ------------                ----
FINANCIALS -- (13.8%)
    Beazley P.L.C...........................  3,039,405            22,902,309                 1.0%
    Close Brothers Group P.L.C..............  1,032,305            20,929,857                 0.9%
    CYBG P.L.C..............................  6,092,424            16,165,895                 0.7%
    Hiscox, Ltd.............................    880,627            19,261,692                 0.8%
    IG Group Holdings P.L.C.................  2,463,141            16,385,306                 0.7%
    Intermediate Capital Group P.L.C........  1,891,309            29,227,307                 1.2%
    Man Group P.L.C......................... 10,998,653            22,537,062                 0.9%
    Phoenix Group Holdings P.L.C............  2,445,112            23,112,287                 1.0%
    Other Securities........................                      157,460,544                 6.5%
                                                                 ------------                ----
TOTAL FINANCIALS............................                      327,982,259                13.7%
                                                                 ------------                ----

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
HEALTH CARE -- (3.3%)
*     BTG P.L.C...............................  2,027,017         $   22,098,966                0.9%
      Other Securities........................                        55,787,254                2.4%
                                                                  --------------               ----
TOTAL HEALTH CARE.............................                        77,886,220                3.3%
                                                                  --------------               ----
INDUSTRIALS -- (27.3%)
      Aggreko P.L.C...........................  1,607,013             17,915,344                0.8%
      Babcock International Group P.L.C.......  2,995,017             20,559,743                0.9%
      BBA Aviation P.L.C......................  7,186,917             25,539,590                1.1%
*     Cobham P.L.C............................ 16,450,293             24,803,343                1.0%
      Diploma P.L.C...........................    752,989             15,746,971                0.7%
      G4S P.L.C...............................  8,580,996             24,252,553                1.0%
      Grafton Group P.L.C.....................  1,602,051             18,464,389                0.8%
      Hays P.L.C..............................  9,878,691             19,584,251                0.8%
      HomeServe P.L.C.........................  1,967,670             27,888,245                1.2%
      Howden Joinery Group P.L.C..............  4,476,142             29,725,561                1.2%
      IMI P.L.C...............................  1,817,981             24,967,382                1.0%
      IWG P.L.C...............................  4,123,173             18,309,774                0.8%
      Meggitt P.L.C...........................  3,974,849             28,284,320                1.2%
      Pagegroup P.L.C.........................  2,344,376             16,481,507                0.7%
      Rotork P.L.C............................  5,721,728             23,337,341                1.0%
      Travis Perkins P.L.C....................  1,643,485             29,988,227                1.3%
      Other Securities........................                       284,649,551               11.7%
                                                                  --------------               ----
TOTAL INDUSTRIALS.............................                       650,498,092               27.2%
                                                                  --------------               ----
INFORMATION TECHNOLOGY -- (5.9%)
      Electrocomponents P.L.C.................  3,231,445             27,248,613                1.1%
      Spectris P.L.C..........................    786,835             28,271,770                1.2%
      Other Securities........................                        84,851,953                3.6%
                                                                  --------------               ----
TOTAL INFORMATION TECHNOLOGY..................                       140,372,336                5.9%
                                                                  --------------               ----
MATERIALS -- (6.5%)
      RPC Group P.L.C.........................  2,589,442             26,689,032                1.1%
      Victrex P.L.C...........................    625,988             19,912,150                0.8%
      Other Securities........................                       107,836,588                4.6%
                                                                  --------------               ----
TOTAL MATERIALS...............................                       154,437,770                6.5%
                                                                  --------------               ----
REAL ESTATE -- (3.0%)
      Other Securities........................                        72,102,705                3.0%
                                                                  --------------               ----
UTILITIES -- (2.1%)
      Pennon Group P.L.C......................  2,915,542             28,482,980                1.2%
      Other Securities........................                        20,185,856                0.8%
                                                                  --------------               ----
TOTAL UTILITIES...............................                        48,668,836                2.0%
                                                                  --------------               ----
TOTAL COMMON STOCKS...........................                     2,359,871,121               98.7%
                                                                  --------------               ----

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S)  The DFA Short Term Investment Fund......  1,636,823             18,939,683                0.8%
                                                                  --------------               ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,218,764,430).......................                    $2,378,810,804               99.5%
                                                                  ==============               ====

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
Common Stocks
   Communication Services.......   --    $  151,010,176   --    $  151,010,176
   Consumer Discretionary.......   --       509,980,779   --       509,980,779
   Consumer Staples.............   --       123,717,620   --       123,717,620
   Energy.......................   --       103,214,328   --       103,214,328
   Financials...................   --       327,982,259   --       327,982,259
   Health Care..................   --        77,886,220   --        77,886,220
   Industrials..................   --       650,498,092   --       650,498,092
   Information Technology.......   --       140,372,336   --       140,372,336
   Materials....................   --       154,437,770   --       154,437,770
   Real Estate..................   --        72,102,705   --        72,102,705
   Utilities....................   --        48,668,836   --        48,668,836
Securities Lending Collateral...   --        18,939,683   --        18,939,683
                                   --    --------------   --    --------------
TOTAL...........................   --    $2,378,810,804   --    $2,378,810,804
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (91.3%)
AUSTRIA -- (3.0%)
#   ANDRITZ AG..............................   510,397          $ 24,374,529                 0.4%
    Other Securities........................                     159,548,557                 2.9%
                                                                ------------                ----
TOTAL AUSTRIA...............................                     183,923,086                 3.3%
                                                                ------------                ----
BELGIUM -- (4.1%)
    Ackermans & van Haaren NV...............   174,099            28,051,355                 0.5%
*   Argenx SE...............................   195,734            25,084,753                 0.5%
*   Galapagos NV............................   220,186            25,291,182                 0.5%
    Other Securities........................                     170,988,413                 3.0%
                                                                ------------                ----
TOTAL BELGIUM...............................                     249,415,703                 4.5%
                                                                ------------                ----
DENMARK -- (5.1%)
#   Ambu A.S., Class B......................   755,139            21,726,594                 0.4%
    GN Store Nord A.S.......................   418,163            21,433,061                 0.4%
    Royal Unibrew A.S.......................   364,385            26,147,290                 0.5%
    SimCorp A.S.............................   277,672            27,259,105                 0.5%
    Topdanmark A.S..........................   475,380            25,649,109                 0.5%
    Other Securities........................                     187,874,547                 3.2%
                                                                ------------                ----
TOTAL DENMARK...............................                     310,089,706                 5.5%
                                                                ------------                ----
FINLAND -- (5.5%)
#   Huhtamaki Oyj...........................   732,278            28,003,154                 0.5%
    Kesko Oyj, Class B......................   447,808            23,285,971                 0.4%
#   Metso Oyj...............................   700,671            26,217,174                 0.5%
    Nokian Renkaat Oyj......................   833,611            27,942,455                 0.5%
#   Orion Oyj, Class B......................   680,891            22,703,962                 0.4%
#   Valmet Oyj..............................   919,512            25,329,801                 0.5%
    Other Securities........................                     179,505,495                 3.2%
                                                                ------------                ----
TOTAL FINLAND...............................                     332,988,012                 6.0%
                                                                ------------                ----
FRANCE -- (11.2%)
#   Edenred.................................   693,381            32,691,352                 0.6%
    Euronext NV.............................   368,245            25,586,440                 0.5%
    Eutelsat Communications SA.............. 1,246,264            22,523,516                 0.4%
    Ingenico Group SA.......................   419,926            35,441,818                 0.6%
    Rexel SA................................ 2,315,771            31,132,984                 0.6%
    Rubis SCA...............................   544,052            29,841,360                 0.5%
    Other Securities........................                     504,337,959                 9.0%
                                                                ------------                ----
TOTAL FRANCE................................                     681,555,429                12.2%
                                                                ------------                ----
GERMANY -- (16.3%)
    Bechtle AG..............................   225,300            23,193,822                 0.4%
    CTS Eventim AG & Co. KGaA...............   442,453            22,724,048                 0.4%
*   Dialog Semiconductor P.L.C..............   621,432            24,176,299                 0.4%
    Freenet AG..............................   981,903            23,070,010                 0.4%
    Hugo Boss AG............................   488,688            34,146,665                 0.6%
    K+S AG.................................. 1,567,865            31,925,446                 0.6%
    Lanxess AG..............................   561,292            32,503,778                 0.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    Nemetschek SE...........................    147,899          $ 27,361,339                 0.5%
    Rheinmetall AG..........................    339,164            39,081,174                 0.7%
    TAG Immobilien AG.......................  1,024,715            23,076,543                 0.4%
    TLG Immobilien AG.......................    722,981            21,299,555                 0.4%
    Other Securities........................                      687,156,773                12.3%
                                                                 ------------                ----
TOTAL GERMANY...............................                      989,715,452                17.7%
                                                                 ------------                ----
IRELAND -- (0.5%)
    Other Securities........................                       30,916,472                 0.5%
                                                                 ------------                ----
ISRAEL -- (2.8%)
    Other Securities........................                      169,958,935                 3.0%
                                                                 ------------                ----
ITALY -- (9.6%)
#*  Banco BPM SpA........................... 12,445,367            29,626,415                 0.5%
    Hera SpA................................  6,378,888            22,707,242                 0.4%
    Italgas SpA.............................  3,818,401            23,851,645                 0.4%
*   Saipem SpA..............................  5,016,428            25,445,731                 0.5%
#   Unione di Banche Italiane SpA...........  7,724,232            24,114,133                 0.4%
    Other Securities........................                      455,079,581                 8.2%
                                                                 ------------                ----
TOTAL ITALY.................................                      580,824,747                10.4%
                                                                 ------------                ----
NETHERLANDS -- (6.0%)
#   Aalberts NV.............................    686,058            26,992,853                 0.5%
    ASM International NV....................    328,973            22,429,178                 0.4%
    IMCD NV.................................    340,422            27,524,564                 0.5%
    SBM Offshore NV.........................  1,376,758            25,547,688                 0.5%
    Signify NV..............................    712,323            21,376,410                 0.4%
    Other Securities........................                      240,432,817                 4.2%
                                                                 ------------                ----
TOTAL NETHERLANDS...........................                      364,303,510                 6.5%
                                                                 ------------                ----
NORWAY -- (2.5%)
    Other Securities........................                      149,122,220                 2.7%
                                                                 ------------                ----
PORTUGAL -- (1.2%)
    Other Securities........................                       71,422,098                 1.3%
                                                                 ------------                ----
SPAIN -- (5.4%)
    Acciona SA..............................    206,462            23,945,626                 0.4%
    Cellnex Telecom SA......................    981,389            30,230,783                 0.5%
    Other Securities........................                      277,146,918                 5.0%
                                                                 ------------                ----
TOTAL SPAIN.................................                      331,323,327                 5.9%
                                                                 ------------                ----
SWEDEN -- (7.2%)
    Other Securities........................                      439,276,449                 7.9%
                                                                 ------------                ----
SWITZERLAND -- (10.9%)
    Georg Fischer AG........................     28,475            27,693,978                 0.5%
    Helvetia Holding AG.....................     44,844            28,497,194                 0.5%
    OC Oerlikon Corp. AG....................  1,622,924            21,210,174                 0.4%
    PSP Swiss Property AG...................    325,433            33,206,495                 0.6%
    VAT Group AG............................    198,115            24,623,674                 0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Other Securities........................                    $  527,435,737                 9.5%
                                                                  --------------               -----
TOTAL SWITZERLAND.............................                       662,667,252                11.9%
                                                                  --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                         2,960,228                 0.0%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     5,550,462,626                99.3%
                                                                  --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities........................                        30,038,063                 0.5%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                            44,060                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     5,580,544,749
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (8.2%)
@(S)  The DFA Short Term Investment Fund...... 43,031,340            497,915,630                 8.9%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,402,747,530).....................                      $6,078,460,379               108.7%
                                                                  ==============               =====

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------
                                               LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                              ---------- ------------ ------- ------------
Common Stocks
   Austria...................................         -- $183,923,086   --    $183,923,086
   Belgium................................... $9,504,131  239,911,572   --     249,415,703
   Denmark...................................         --  310,089,706   --     310,089,706
   Finland...................................  5,397,935  327,590,077   --     332,988,012
   France....................................         --  681,555,429   --     681,555,429
   Germany...................................         --  989,715,452   --     989,715,452
   Ireland...................................         --   30,916,472   --      30,916,472
   Israel....................................  1,019,715  168,939,220   --     169,958,935
   Italy.....................................         --  580,824,747   --     580,824,747
   Netherlands...............................    309,073  363,994,437   --     364,303,510
   Norway....................................         --  149,122,220   --     149,122,220
   Portugal..................................         --   71,422,098   --      71,422,098
   Spain.....................................         --  331,323,327   --     331,323,327
   Sweden....................................         --  439,276,449   --     439,276,449
   Switzerland...............................         --  662,667,252   --     662,667,252
   United Kingdom............................         --    2,960,228   --       2,960,228

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                   LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ----------- -------------- ------- --------------
Preferred Stocks
   Germany......................          -- $   30,038,063   --    $   30,038,063
Rights/Warrants
   Sweden.......................          --          9,338   --             9,338
   Switzerland..................          --         34,722   --            34,722
Securities Lending Collateral...          --    497,915,630   --       497,915,630
                                 ----------- --------------   --    --------------
TOTAL........................... $16,230,854 $6,062,229,525   --    $6,078,460,379
                                 =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (88.2%)
COMMUNICATION SERVICES -- (2.1%)
#   Cineplex, Inc...........................   401,438          $  7,676,974                 0.7%
    Other Securities........................                      18,660,557                 1.7%
                                                                ------------                ----
TOTAL COMMUNICATION SERVICES................                      26,337,531                 2.4%
                                                                ------------                ----
CONSUMER DISCRETIONARY -- (5.5%)
*   Great Canadian Gaming Corp..............   418,284            16,076,318                 1.4%
#   Linamar Corp............................   322,683            12,240,614                 1.1%
    Other Securities........................                      41,538,482                 3.8%
                                                                ------------                ----
TOTAL CONSUMER DISCRETIONARY................                      69,855,414                 6.3%
                                                                ------------                ----
CONSUMER STAPLES -- (4.5%)
    Cott Corp...............................   909,370            14,091,603                 1.2%
    Maple Leaf Foods, Inc...................   368,672             8,602,438                 0.8%
    North West Co., Inc. (The)..............   349,536             7,383,645                 0.7%
    Premium Brands Holdings Corp............   182,119            10,947,259                 1.0%
    Other Securities........................                      15,337,402                 1.3%
                                                                ------------                ----
TOTAL CONSUMER STAPLES......................                      56,362,347                 5.0%
                                                                ------------                ----
ENERGY -- (17.1%)
    Enerflex, Ltd...........................   661,336             9,147,239                 0.8%
#   Enerplus Corp........................... 1,620,918            14,833,511                 1.3%
    Gibson Energy, Inc......................   851,118            14,033,886                 1.3%
*   Parex Resources, Inc.................... 1,044,698            17,795,035                 1.6%
    Pason Systems, Inc......................   481,001             7,162,775                 0.6%
    ShawCor, Ltd............................   495,943             7,359,369                 0.7%
    Whitecap Resources, Inc................. 2,833,976            11,401,904                 1.0%
    Other Securities........................                     135,089,580                12.1%
                                                                ------------                ----
TOTAL ENERGY................................                     216,823,299                19.4%
                                                                ------------                ----
FINANCIALS -- (8.9%)
#   Canadian Western Bank...................   643,831            14,436,578                 1.3%
#   ECN Capital Corp........................ 2,446,608             7,834,551                 0.7%
    Element Fleet Management Corp........... 2,883,697            17,887,230                 1.6%
#   Genworth MI Canada, Inc.................   297,480             9,243,929                 0.8%
#*  Home Capital Group, Inc.................   541,770             7,659,270                 0.7%
#   Laurentian Bank of Canada...............   326,390            10,339,622                 0.9%
    Other Securities........................                      44,715,427                 4.0%
                                                                ------------                ----
TOTAL FINANCIALS............................                     112,116,607                10.0%
                                                                ------------                ----
HEALTH CARE -- (1.6%)
    Other Securities........................                      20,390,388                 1.8%
                                                                ------------                ----
INDUSTRIALS -- (9.8%)
    Aecon Group, Inc........................   501,802             7,172,881                 0.6%
*   ATS Automation Tooling Systems, Inc.....   552,999             8,854,093                 0.8%
#   NFI Group, Inc..........................   330,420             8,356,072                 0.8%
    Stantec, Inc............................   601,433            15,061,638                 1.3%
    TFI International, Inc..................   556,989            18,293,286                 1.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
    Other Securities........................                   $   66,346,829                6.0%
                                                               --------------               ----
TOTAL INDUSTRIALS...........................                      124,084,799               11.1%
                                                               --------------               ----
INFORMATION TECHNOLOGY -- (3.5%)
*   Descartes Systems Group, Inc. (The).....   356,870             14,251,359                1.3%
*   Kinaxis, Inc............................   139,674              7,632,704                0.7%
    Other Securities........................                       21,999,095                1.9%
                                                               --------------               ----
TOTAL INFORMATION TECHNOLOGY................                       43,883,158                3.9%
                                                               --------------               ----
MATERIALS -- (24.6%)
    Alamos Gold, Inc., Class A.............. 2,957,288             13,730,185                1.2%
*   B2Gold Corp............................. 6,133,819             16,665,747                1.5%
*   Centerra Gold, Inc...................... 1,682,253              8,563,833                0.8%
*   Detour Gold Corp........................ 1,259,316             11,185,982                1.0%
    Hudbay Minerals, Inc.................... 1,922,188             12,798,326                1.2%
*   IAMGOLD Corp............................ 3,323,246              9,996,776                0.9%
#*  Ivanhoe Mines, Ltd., Class A............ 3,744,528              9,111,862                0.8%
    Labrador Iron Ore Royalty Corp..........   384,556              8,898,437                0.8%
#   OceanaGold Corp......................... 4,416,629             12,395,704                1.1%
    Osisko Gold Royalties, Ltd..............   956,253             10,806,657                1.0%
    Pan American Silver Corp................ 1,525,893             19,431,017                1.7%
*   SSR Mining, Inc.........................   826,105              9,508,501                0.9%
#   Stella-Jones, Inc.......................   307,602             10,504,435                0.9%
    Yamana Gold, Inc........................ 6,834,589             14,998,650                1.3%
    Other Securities........................                      142,426,129               12.7%
                                                               --------------               ----
TOTAL MATERIALS.............................                      311,022,241               27.8%
                                                               --------------               ----
REAL ESTATE -- (4.1%)
    Colliers International Group, Inc.......   224,919             14,451,763                1.3%
    FirstService Corp.......................   170,482             14,835,255                1.3%
#   Tricon Capital Group, Inc............... 1,029,132              8,181,127                0.7%
    Other Securities........................                       14,909,059                1.4%
                                                               --------------               ----
TOTAL REAL ESTATE...........................                       52,377,204                4.7%
                                                               --------------               ----
UTILITIES -- (6.5%)
    Capital Power Corp......................   724,420             16,330,137                1.5%
    Innergex Renewable Energy, Inc..........   740,781              7,829,706                0.7%
#   Northland Power, Inc....................   513,208              9,124,889                0.8%
    Superior Plus Corp...................... 1,170,310             10,203,195                0.9%
    TransAlta Corp.......................... 2,047,057             13,813,089                1.2%
#   TransAlta Renewables, Inc...............   906,016              9,380,042                0.9%
    Other Securities........................                       15,618,049                1.4%
                                                               --------------               ----
TOTAL UTILITIES.............................                       82,299,107                7.4%
                                                               --------------               ----
TOTAL COMMON STOCKS.........................                    1,115,552,095               99.8%
                                                               --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities........................                          356,902                0.0%
                                                               --------------               ----
TOTAL INVESTMENT SECURITIES.................                    1,115,908,997
                                                               --------------

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS++
                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (11.8%)
@(S)  The DFA Short Term Investment
        Fund........................... 12,859,477 $  148,797,008       13.3%
                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,501,829,776)................            $1,264,706,005      113.1%
                                                   ==============      =====

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Communication Services....... $   26,337,531           --   --    $   26,337,531
   Consumer Discretionary.......     69,848,653 $      6,761   --        69,855,414
   Consumer Staples.............     56,362,347           --   --        56,362,347
   Energy.......................    216,172,618      650,681   --       216,823,299
   Financials...................    112,116,607           --   --       112,116,607
   Health Care..................     20,390,388           --   --        20,390,388
   Industrials..................    124,084,799           --   --       124,084,799
   Information Technology.......     43,883,158           --   --        43,883,158
   Materials....................    311,014,524        7,717   --       311,022,241
   Real Estate..................     52,377,204           --   --        52,377,204
   Utilities....................     82,299,107           --   --        82,299,107
Rights/Warrants
   Energy.......................             --          632   --               632
   Materials....................             --      356,270   --           356,270
Securities Lending Collateral...             --  148,797,008   --       148,797,008
                                 -------------- ------------   --    --------------
TOTAL........................... $1,114,886,936 $149,819,069   --    $1,264,706,005
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.9%)
BRAZIL -- (6.1%)
    Ambev SA, ADR................................  5,984,451         $   28,186,764                0.5%
    Petroleo Brasileiro SA.......................  2,884,877             22,042,517                0.4%
    Vale SA......................................  3,260,013             41,653,268                0.7%
    Vale SA, Sponsored ADR.......................  1,665,739             21,288,138                0.3%
    Other Securities.............................                       269,661,734                4.3%
                                                                     --------------               ----
TOTAL BRAZIL.....................................                       382,832,421                6.2%
                                                                     --------------               ----
CHILE -- (1.2%)
    Other Securities.............................                        74,256,495                1.2%
                                                                     --------------               ----
CHINA -- (17.5%)
*   Alibaba Group Holding, Ltd., Sponsored ADR...    538,538             99,936,497                1.6%
    China Construction Bank Corp., Class H....... 48,066,590             42,373,835                0.7%
    China Mobile, Ltd., Sponsored ADR............    902,501             43,022,223                0.7%
    China Overseas Land & Investment, Ltd........  5,578,000             20,898,824                0.3%
    CNOOC, Ltd., Sponsored ADR...................    104,426             18,972,116                0.3%
    Industrial & Commercial Bank of China, Ltd.,
      Class H.................................... 37,297,185             28,053,442                0.5%
    Ping An Insurance Group Co. of China, Ltd.,
      Class H....................................  3,690,000             44,666,184                0.7%
    Tencent Holdings, Ltd........................  3,697,300            182,231,202                3.0%
    Other Securities.............................                       614,155,521                9.9%
                                                                     --------------               ----
TOTAL CHINA......................................                     1,094,309,844               17.7%
                                                                     --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.............................                        26,651,672                0.4%
                                                                     --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Securities.............................                        10,420,989                0.2%
                                                                     --------------               ----
EGYPT -- (0.1%)
    Other Securities.............................                         8,248,926                0.1%
                                                                     --------------               ----
GREECE -- (0.3%)
    Other Securities.............................                        17,155,055                0.3%
                                                                     --------------               ----
HUNGARY -- (0.5%)
    Other Securities.............................                        29,404,664                0.5%
                                                                     --------------               ----
INDIA -- (13.6%)
    HDFC Bank, Ltd...............................  1,383,984             46,006,901                0.8%
    Hindustan Unilever, Ltd......................    992,915             25,013,151                0.4%
    Housing Development Finance Corp., Ltd.......  1,308,824             37,558,103                0.6%
    Infosys, Ltd.................................  3,610,458             38,758,739                0.6%
    Infosys, Ltd., Sponsored ADR.................  1,695,776             18,246,550                0.3%
    ITC, Ltd.....................................  4,651,620             20,171,803                0.3%
    Reliance Industries, Ltd.....................  3,145,620             63,001,853                1.0%
    Tata Consultancy Services, Ltd...............  1,381,009             44,807,519                0.7%
    Other Securities.............................                       553,244,971                9.0%
                                                                     --------------               ----
TOTAL INDIA......................................                       846,809,590               13.7%
                                                                     --------------               ----

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
INDONESIA -- (2.7%)
    Bank Rakyat Indonesia Persero Tbk PT.... 63,168,800          $ 19,421,570                 0.3%
    Other Securities........................                      149,073,453                 2.4%
                                                                 ------------                ----
TOTAL INDONESIA.............................                      168,495,023                 2.7%
                                                                 ------------                ----
MALAYSIA -- (2.9%)
    Public Bank Bhd.........................  3,656,014            19,903,116                 0.3%
    Other Securities........................                      159,169,584                 2.6%
                                                                 ------------                ----
TOTAL MALAYSIA..............................                      179,072,700                 2.9%
                                                                 ------------                ----
MEXICO -- (3.6%)
#   America Movil S.A.B. de C.V., Series L.. 48,207,854            35,778,745                 0.6%
    Grupo Financiero Banorte S.A.B. de C.V..  2,860,580            18,125,193                 0.3%
#   Grupo Mexico S.A.B. de C.V., Series B...  6,360,255            18,670,369                 0.3%
    Wal-Mart de Mexico S.A.B. de C.V........  7,198,435            21,149,811                 0.3%
    Other Securities........................                      131,747,322                 2.2%
                                                                 ------------                ----
TOTAL MEXICO................................                      225,471,440                 3.7%
                                                                 ------------                ----
PERU -- (0.3%)
    Other Securities........................                       19,383,304                 0.3%
                                                                 ------------                ----
PHILIPPINES -- (1.4%)
    Other Securities........................                       89,688,896                 1.5%
                                                                 ------------                ----
POLAND -- (1.6%)
    Other Securities........................                       98,829,705                 1.6%
                                                                 ------------                ----
RUSSIA -- (1.8%)
    Sberbank of Russia PJSC, Sponsored ADR..  1,818,206            26,062,001                 0.4%
    Other Securities........................                       86,130,618                 1.4%
                                                                 ------------                ----
TOTAL RUSSIA................................                      112,192,619                 1.8%
                                                                 ------------                ----
SOUTH AFRICA -- (7.2%)
    Absa Group, Ltd.........................  2,048,444            23,597,404                 0.4%
    AngloGold Ashanti, Ltd., Sponsored ADR..  1,637,102            19,317,804                 0.3%
    FirstRand, Ltd..........................  4,821,116            22,943,864                 0.4%
#   MTN Group, Ltd..........................  4,040,869            29,276,612                 0.5%
    Naspers, Ltd., Class N..................    269,196            69,250,754                 1.1%
    Sanlam, Ltd.............................  3,708,837            19,859,275                 0.3%
    Sasol, Ltd., Sponsored ADR..............    742,393            24,498,969                 0.4%
    Standard Bank Group, Ltd................  2,064,368            28,830,652                 0.5%
    Other Securities........................                      214,950,739                 3.4%
                                                                 ------------                ----
TOTAL SOUTH AFRICA..........................                      452,526,073                 7.3%
                                                                 ------------                ----
SOUTH KOREA -- (15.5%)
    Hana Financial Group, Inc...............    580,821            18,319,521                 0.3%
    Samsung Electronics Co., Ltd............  4,912,950           193,163,506                 3.1%
    Samsung Electronics Co., Ltd., GDR......     52,509            51,978,277                 0.9%
    SK Hynix, Inc...........................    821,484            55,590,456                 0.9%
    Other Securities........................                      646,096,439                10.5%
                                                                 ------------                ----
TOTAL SOUTH KOREA...........................                      965,148,199                15.7%
                                                                 ------------                ----

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
TAIWAN -- (15.0%)
      Hon Hai Precision Industry Co., Ltd.....  9,612,322         $   27,061,841                 0.4%
#     Largan Precision Co., Ltd...............    133,860             20,095,388                 0.3%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd................................... 22,792,808            191,369,111                 3.1%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd., Sponsored ADR...................  1,789,741             78,426,451                 1.3%
      Other Securities........................                       620,320,838                10.1%
                                                                  --------------               -----
TOTAL TAIWAN..................................                       937,273,629                15.2%
                                                                  --------------               -----
THAILAND -- (3.2%)
      PTT PCL................................. 16,434,000             25,094,988                 0.4%
      Other Securities........................                       177,327,749                 2.9%
                                                                  --------------               -----
TOTAL THAILAND................................                       202,422,737                 3.3%
                                                                  --------------               -----
TURKEY -- (0.8%)
      Other Securities........................                        51,418,506                 0.8%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     5,992,012,487                97.1%
                                                                  --------------               -----
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
      Banco Bradesco SA.......................  2,296,111             20,834,875                 0.3%
      Itau Unibanco Holding SA................  4,269,308             36,834,228                 0.6%
      Petroleo Brasileiro SA..................  2,860,161             19,774,799                 0.3%
      Other Securities........................                        26,403,911                 0.5%
                                                                  --------------               -----
TOTAL BRAZIL..................................                       103,847,813                 1.7%
                                                                  --------------               -----
CHILE -- (0.0%)
      Other Security..........................                         1,413,439                 0.0%
                                                                  --------------               -----
COLOMBIA -- (0.1%)
      Other Securities........................                         5,724,032                 0.1%
                                                                  --------------               -----
SOUTH KOREA -- (0.0%)
      Other Security..........................                           208,929                 0.0%
                                                                  --------------               -----
TOTAL PREFERRED STOCKS........................                       111,194,213                 1.8%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                           992,875                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     6,104,199,575
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund...... 12,258,452            141,842,552                 2.3%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,301,030,994).....................                      $6,246,042,127               101.2%
                                                                  ==============               =====

THE EMERGING MARKETS SERIES

CONTINUED

As of April 30, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..    650     06/21/19  $33,804,604 $35,106,500   $1,301,896
S&P 500(R) Emini Index..........     49     06/21/19    6,853,285   7,223,825      370,540
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $40,657,889 $42,330,325   $1,672,436
                                                      =========== ===========   ==========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
   Brazil....................... $  382,832,421             --   --    $  382,832,421
   Chile........................     74,256,495             --   --        74,256,495
   China........................    257,305,215 $  837,004,629   --     1,094,309,844
   Colombia.....................     26,651,672             --   --        26,651,672
   Czech Republic...............             --     10,420,989   --        10,420,989
   Egypt........................        542,458      7,706,468   --         8,248,926
   Greece.......................             --     17,155,055   --        17,155,055
   Hungary......................             --     29,404,664   --        29,404,664
   India........................     36,805,079    810,004,511   --       846,809,590
   Indonesia....................      5,263,544    163,231,479   --       168,495,023
   Malaysia.....................             --    179,072,700   --       179,072,700
   Mexico.......................    225,471,440             --   --       225,471,440
   Peru.........................     19,383,304             --   --        19,383,304
   Philippines..................      2,885,016     86,803,880   --        89,688,896
   Poland.......................             --     98,829,705   --        98,829,705
   Russia.......................     17,106,339     95,086,280   --       112,192,619
   South Africa.................     59,423,775    393,102,298   --       452,526,073
   South Korea..................     30,462,600    934,685,599   --       965,148,199
   Taiwan.......................     88,812,700    848,460,929   --       937,273,629
   Thailand.....................    202,422,737             --   --       202,422,737
   Turkey.......................        385,434     51,033,072   --        51,418,506
Preferred Stocks
   Brazil.......................    103,847,813             --   --       103,847,813
   Chile........................      1,413,439             --   --         1,413,439
   Colombia.....................      5,724,032             --   --         5,724,032
   South Korea..................             --        208,929   --           208,929
Rights/Warrants
   India........................             --        821,388   --           821,388
   South Korea..................             --        171,487   --           171,487
Securities Lending Collateral...             --    141,842,552   --       141,842,552
Futures Contracts**.............      1,672,436             --   --         1,672,436
                                 -------------- --------------   --    --------------
TOTAL........................... $1,542,667,949 $4,705,046,614   --    $6,247,714,563
                                 ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.7%)
BRAZIL -- (7.7%)
*   Azul SA, ADR.....................................................    461,836         $   11,989,225                0.2%
    BR Malls Participacoes SA........................................  8,819,000             27,664,099                0.4%
    Cia de Saneamento de Minas Gerais-COPASA.........................    700,092             12,319,591                0.2%
    Cia de Saneamento do Parana......................................    845,507             16,905,396                0.2%
*   Cia Siderurgica Nacional SA......................................  5,378,927             19,945,831                0.3%
    CVC Brasil Operadora e Agencia de Viagens SA.....................  1,279,587             18,532,490                0.3%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..........  3,078,900             13,961,093                0.2%
    EDP - Energias do Brasil SA......................................  3,355,514             14,984,328                0.2%
    Equatorial Energia SA............................................  1,832,058             38,359,634                0.6%
    Estacio Participacoes SA.........................................  3,056,890             21,189,531                0.3%
    MRV Engenharia e Participacoes SA................................  3,320,154             12,286,204                0.2%
    Sul America SA...................................................  2,954,999             23,512,786                0.3%
    Transmissora Alianca de Energia Eletrica SA......................  3,505,351             23,466,748                0.3%
    Other Securities.................................................                       300,316,724                4.2%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       555,433,680                7.9%
                                                                                         --------------               ----
CHILE -- (1.7%)
    Parque Arauco SA.................................................  5,935,365             16,387,320                0.2%
    Other Securities.................................................                       103,000,636                1.5%
                                                                                         --------------               ----
TOTAL CHILE..........................................................                       119,387,956                1.7%
                                                                                         --------------               ----
CHINA -- (17.1%)
    3SBio, Inc.......................................................  6,733,500             12,449,665                0.2%
#   Alibaba Pictures Group, Ltd...................................... 59,170,000             13,299,236                0.2%
    Far East Horizon, Ltd............................................ 11,914,000             13,243,295                0.2%
    Kingboard Holdings, Ltd..........................................  4,077,921             13,295,945                0.2%
#   Kingdee International Software Group Co., Ltd.................... 15,099,200             18,533,768                0.3%
    Kingsoft Corp., Ltd..............................................  4,644,000             11,895,212                0.2%
    KWG Group Holdings, Ltd.......................................... 10,440,950             12,245,803                0.2%
*   Li Ning Co., Ltd................................................. 13,365,500             24,281,313                0.4%
    Shenzhen International Holdings, Ltd.............................  7,648,867             16,533,846                0.2%
*   Vipshop Holdings, Ltd., ADR......................................  1,952,438             16,810,491                0.3%
*   YY, Inc., ADR....................................................    213,182             18,037,329                0.3%
    Other Securities.................................................                     1,057,133,547               14.8%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,227,759,450               17.5%
                                                                                         --------------               ----
COLOMBIA -- (0.3%)
    Other Securities.................................................                        19,554,766                0.3%
                                                                                         --------------               ----
GREECE -- (0.3%)
    Other Securities.................................................                        23,674,446                0.3%
                                                                                         --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                         2,151,950                0.0%
                                                                                         --------------               ----
HUNGARY -- (0.2%)
    Other Securities.................................................                        12,103,469                0.2%
                                                                                         --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
INDIA -- (10.6%)
    Other Securities.................................................                   $  760,698,080               10.8%
                                                                                        --------------               ----
INDONESIA -- (2.9%)
    Other Securities.................................................                      211,855,564                3.0%
                                                                                        --------------               ----
MALAYSIA -- (3.2%)
    Other Securities.................................................                      230,579,192                3.3%
                                                                                        --------------               ----
MEXICO -- (3.0%)
#   Alsea S.A.B. de C.V.............................................. 5,525,277             12,340,084                0.2%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V............... 3,537,370             21,784,650                0.3%
#   Megacable Holdings S.A.B. de C.V................................. 2,879,356             12,651,837                0.2%
#   Regional S.A.B. de C.V........................................... 2,221,228             12,021,363                0.2%
    Other Securities.................................................                      158,936,048                2.2%
                                                                                        --------------               ----
TOTAL MEXICO.........................................................                      217,733,982                3.1%
                                                                                        --------------               ----
PHILIPPINES -- (1.3%)
    Other Securities.................................................                       96,687,685                1.4%
                                                                                        --------------               ----
POLAND -- (1.2%)
    Other Securities.................................................                       88,316,051                1.3%
                                                                                        --------------               ----
RUSSIA -- (0.1%)
    Other Securities.................................................                        4,973,740                0.1%
                                                                                        --------------               ----
SINGAPORE -- (0.0%)
    Other Security...................................................                           91,081                0.0%
                                                                                        --------------               ----
SOUTH AFRICA -- (7.0%)
    African Rainbow Minerals, Ltd.................................... 1,208,962             14,401,024                0.2%
#   AVI, Ltd......................................................... 3,729,371             23,968,792                0.4%
    Barloworld, Ltd.................................................. 2,368,295             21,154,744                0.3%
    Clicks Group, Ltd................................................ 1,797,110             24,595,487                0.4%
#   Foschini Group, Ltd. (The)....................................... 1,192,037             15,445,212                0.2%
#*  Impala Platinum Holdings, Ltd.................................... 5,690,288             22,884,594                0.3%
    Life Healthcare Group Holdings, Ltd.............................. 7,682,011             14,011,840                0.2%
*   Northam Platinum, Ltd............................................ 3,302,942             13,769,003                0.2%
#   Pick n Pay Stores, Ltd........................................... 4,055,742             19,691,131                0.3%
    SPAR Group, Ltd. (The)........................................... 2,053,140             27,876,462                0.4%
#   Telkom SA SOC, Ltd............................................... 2,845,745             16,937,175                0.3%
    Truworths International, Ltd..................................... 4,396,568             23,311,535                0.3%
    Other Securities.................................................                      262,142,433                3.6%
                                                                                        --------------               ----
TOTAL SOUTH AFRICA...................................................                      500,189,432                7.1%
                                                                                        --------------               ----
SOUTH KOREA -- (16.1%)
    Other Securities.................................................                    1,160,385,284               16.5%
                                                                                        --------------               ----
TAIWAN -- (17.4%)
#   Walsin Technology Corp........................................... 2,159,793             13,354,593                0.2%
    Other Securities.................................................                    1,235,459,922               17.6%
                                                                                        --------------               ----
TOTAL TAIWAN.........................................................                    1,248,814,515               17.8%
                                                                                        --------------               ----
THAILAND -- (3.6%)
    Other Securities.................................................                      258,656,034                3.7%
                                                                                        --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                            PERCENTAGE
                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                               ---------- ------------------------------- ---------------
TURKEY -- (1.0%)
      Other Securities........                    $   71,761,026                 1.0%
                                                  --------------               -----
TOTAL COMMON STOCKS...........                     6,810,807,383                97.0%
                                                  --------------               -----
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.8%)
      Banco do Estado do Rio
        Grande do Sul SA......  1,957,792             12,192,824                 0.2%
      Cia Energetica de Minas
        Gerais................  5,786,382             21,751,873                 0.3%
      Cia Energetica de Sao
        Paulo.................  2,043,355             13,455,262                 0.2%
      Other Securities........                        77,584,553                 1.1%
                                                  --------------               -----
TOTAL BRAZIL..................                       124,984,512                 1.8%
                                                  --------------               -----
CHILE -- (0.0%)
      Other Security..........                         1,574,770                 0.0%
                                                  --------------               -----
COLOMBIA -- (0.0%)
      Other Securities........                         1,921,495                 0.0%
                                                  --------------               -----
TOTAL PREFERRED STOCKS........                       128,480,777                 1.8%
                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........                           528,546                 0.0%
                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...                     6,939,816,706
                                                  --------------

                                                      VALUE+
                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (3.5%)
@(S)  The DFA Short Term
        Investment Fund....... 21,799,826            252,245,784                 3.6%
                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $6,909,001,073).......                    $7,192,062,490               102.4%
                                                  ==============               =====

As of April 30, 2019, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..    650     06/21/19  $33,805,254 $35,106,500   $1,301,246
S&P 500(R) Emini Index..........     88     06/21/19   12,493,609  12,973,400      479,791
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $46,298,863 $48,079,900   $1,781,037
                                                      =========== ===========   ==========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       --------------------------------------------------
                                         LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                       ------------ -------------- ------- --------------
Common Stocks
   Brazil............................. $555,433,680             --   --    $  555,433,680
   Chile..............................  119,387,956             --   --       119,387,956
   China..............................   93,322,215 $1,134,437,235   --     1,227,759,450

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
   Colombia..................... $   19,554,766             --   --    $   19,554,766
   Greece.......................             -- $   23,674,446   --        23,674,446
   Hong Kong....................         34,220      2,117,730   --         2,151,950
   Hungary......................             --     12,103,469   --        12,103,469
   India........................      5,338,776    755,359,304   --       760,698,080
   Indonesia....................        493,122    211,362,442   --       211,855,564
   Malaysia.....................             --    230,579,192   --       230,579,192
   Mexico.......................    217,713,068         20,914   --       217,733,982
   Philippines..................             --     96,687,685   --        96,687,685
   Poland.......................             --     88,316,051   --        88,316,051
   Russia.......................      4,973,740             --   --         4,973,740
   Singapore....................             --         91,081   --            91,081
   South Africa.................     12,586,386    487,603,046   --       500,189,432
   South Korea..................         48,988  1,160,336,296   --     1,160,385,284
   Taiwan.......................         88,400  1,248,726,115   --     1,248,814,515
   Thailand.....................    258,351,562        304,472   --       258,656,034
   Turkey.......................             --     71,761,026   --        71,761,026
Preferred Stocks
   Brazil.......................    124,984,512             --   --       124,984,512
   Chile........................      1,574,770             --   --         1,574,770
   Colombia.....................      1,921,495             --   --         1,921,495
Rights/Warrants
   Brazil.......................             --         17,753   --            17,753
   Hong Kong....................             --          3,496   --             3,496
   Indonesia....................             --        245,564   --           245,564
   South Korea..................             --        261,733   --           261,733
Securities Lending Collateral...             --    252,245,784   --       252,245,784
Futures Contracts**.............      1,781,037             --   --         1,781,037
                                 -------------- --------------   --    --------------
TOTAL........................... $1,417,588,693 $5,776,254,834   --    $7,193,843,527
                                 ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                  THE JAPANESE   THE ASIA
                                     THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                       CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                        SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                     -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including
  $935,183, $622,830, $212,620 and
  $254,133 of securities on loan,
  respectively).....................  $30,014,048    $12,409,082   $3,473,972   $1,694,649
Temporary Cash Investments at
  Value & Cost......................      276,183             --           --           --
Collateral from Securities on Loan
  Invested in Affiliate at Value
  (including cost of $703,934,
  $654,878, $119,117 and $90,052)...      703,998        654,913      119,130       90,060
Segregated Cash for Futures
  Contracts.........................        9,103          4,759           --           --
Foreign Currencies at Value.........            7         33,211          254        3,446
Cash................................           --        123,105        3,013          903
Receivables:
   Investment Securities Sold.......           --         22,124        3,669        7,724
   Dividends and Interest...........       39,398         94,005       38,084        1,264
   Securities Lending Income........          134            708          661          512
   Futures Margin Variation.........          405            203           --           --
Unrealized Gain on Foreign
  Currency Contracts................           --             14           --           --
Prepaid Expenses and Other Assets...           39             16            4            2
                                      -----------    -----------   ----------   ----------
       Total Assets.................   31,043,315     13,342,140    3,638,787    1,798,560
                                      -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.      703,931        654,900      119,158       90,044
   Investment Securities Purchased..       21,862         44,204           --           19
   Due to Advisor...................        2,469          2,076          289          141
Unrealized Loss on Foreign
  Currency Contracts................           --              1           --           --
Accrued Expenses and Other
  Liabilities.......................        2,415          1,308          510          254
                                      -----------    -----------   ----------   ----------
       Total Liabilities............      730,677        702,489      119,957       90,458
                                      -----------    -----------   ----------   ----------
NET ASSETS..........................  $30,312,638    $12,639,651   $3,518,830   $1,708,102
                                      ===========    ===========   ==========   ==========
Investments at Cost.................  $22,181,523    $11,845,013   $3,191,970   $1,669,870
                                      ===========    ===========   ==========   ==========
Foreign Currencies at Cost..........  $         8    $    33,305   $      254   $    3,445
                                      ===========    ===========   ==========   ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                            THE
                           THE UNITED   CONTINENTAL THE CANADIAN
                          KINGDOM SMALL    SMALL       SMALL     THE EMERGING THE EMERGING
                             COMPANY      COMPANY     COMPANY      MARKETS    MARKETS SMALL
                             SERIES*      SERIES*     SERIES*      SERIES*     CAP SERIES*
                          ------------- ----------- ------------ ------------ -------------
ASSETS:
Investments at
  Value (including
  $17,774,
  $573,632,
  $193,496,
  $224,349 and
  $698,381 of
  securities on
  loan,
  respectively)..........  $2,359,871   $5,580,545   $1,115,909   $6,104,199   $6,939,817
Collateral from
  Securities on
  Loan Invested in
  Affiliate at
  Value (including
  cost of $18,936,
  $497,869,
  $148,781,
  $141,826 and
  $252,219)..............      18,940      497,916      148,797      141,843      252,246
Segregated Cash for
  Futures Contracts......          --           --           --        1,999        2,244
Foreign Currencies
  at Value...............          71        2,223          553       31,282       49,446
Cash.....................      10,718           --          757       32,057       25,847
Receivables:
   Investment
     Securities Sold.....       3,075        4,719           59        4,603        5,277
   Dividends,
     Interest and
     Tax Reclaims........      16,486       18,287          916        8,997       11,611
   Securities
     Lending Income......          33        1,515          355          458        3,326
Unrealized Gain on
  Foreign Currency
  Contracts..............          --           --           --           --            1
Prepaid Expenses
  and Other Assets.......           3            5            1            7            8
                           ----------   ----------   ----------   ----------   ----------
       Total Assets......   2,409,197    6,105,210    1,267,347    6,325,445    7,289,823
                           ----------   ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
   Upon Return of
     Securities
     Loaned..............      18,940      497,927      148,774      141,834      252,189
   Investment
     Securities
     Purchased...........          --           --           --        7,138        8,906
   Due to Advisor........         196          458           94          511        1,168
   Line of Credit........          --       16,411           --           --           --
   Futures Margin
     Variation...........          --           --           --           35           24
Unrealized Loss on
  Foreign Currency
  Contracts..............          --           --           --           --            2
Deferred Taxes
  Payable................          --           --           --        5,698           --
Accrued Expenses
  and Other
  Liabilities............         224          646          124          959        1,295
                           ----------   ----------   ----------   ----------   ----------
       Total
         Liabilities.....      19,360      515,442      148,992      156,175      263,584
                           ----------   ----------   ----------   ----------   ----------
NET ASSETS...............  $2,389,837   $5,589,768   $1,118,355   $6,169,270   $7,026,239
                           ==========   ==========   ==========   ==========   ==========
Investments at Cost......  $2,199,828   $4,904,878   $1,353,048   $4,159,205   $6,656,782
                           ==========   ==========   ==========   ==========   ==========
Foreign Currencies
  at Cost................  $       71   $    2,222   $      551   $   31,462   $   49,584
                           ==========   ==========   ==========   ==========   ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                THE JAPANESE   THE ASIA
                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                      SERIES#     VALUE SERIES#   SERIES#       SERIES#
                                   -------------- ------------- ------------ -------------
INVESTMENT INCOME
   Dividends (Net of
     Foreign Taxes
     Withheld of $0,
     $21,757, $4,868 and
     $395, respectively)..........   $  370,467     $219,846     $  43,808     $ 27,716
   Income from
     Securities Lending...........          925        3,108         5,323        3,214
                                     ----------     --------     ---------     --------
          Total
            Investment
            Income................      371,392      222,954        49,131       30,930
                                     ----------     --------     ---------     --------
EXPENSES
   Investment Management
     Fees.........................       14,269       11,950         1,773          843
   Accounting & Transfer
     Agent Fees...................          597          259            83           46
   Custodian Fees.................          146          486           298          201
   Shareholders' Reports..........           --            3             5            5
   Directors'/Trustees'
     Fees & Expenses..............          109           46            14            7
   Professional Fees..............          190           92            29           13
   Other..........................          297          173            60           26
                                     ----------     --------     ---------     --------
          Total Expenses..........       15,608       13,009         2,262        1,141
                                     ----------     --------     ---------     --------
   Fees Paid Indirectly
     (Note C).....................           --         (275)          (16)          (8)
                                     ----------     --------     ---------     --------
   Net Expenses...................       15,608       12,734         2,246        1,133
                                     ----------     --------     ---------     --------
   NET INVESTMENT INCOME
     (LOSS).......................      355,784      210,220        46,885       29,797
                                     ----------     --------     ---------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS)
   Net Realized Gain
     (Loss) on:
       Investment
         Securities
         Sold**...................      496,183      (24,686)       21,832        6,420
       Affiliated
         Investment
         Companies
         Shares Sold..............           32            6            --            3
       Futures....................      (15,917)      (4,510)           --           --
       Foreign Currency
         Transactions.............           --         (192)          (58)        (138)
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment
         Securities and
         Foreign Currency.........      399,563      345,308      (129,802)     119,802
       Affiliated
         Investment
         Companies Shares.........           41           (7)           12            7
       Futures....................       26,331       13,309            --           --
       Translation of
         Foreign
         Currency-Denominated
         Amounts..................           --         (395)         (331)          38
                                     ----------     --------     ---------     --------
   NET REALIZED AND
     UNREALIZED GAIN
     (LOSS).......................      906,233      328,833      (108,347)     126,132
                                     ----------     --------     ---------     --------
NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS......................   $1,262,017     $539,053     $ (61,462)    $155,929
                                     ==========     ========     =========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                        THE
                                       THE UNITED   CONTINENTAL THE CANADIAN              THE EMERGING
                                      KINGDOM SMALL    SMALL       SMALL     THE EMERGING   MARKETS
                                         COMPANY      COMPANY     COMPANY      MARKETS     SMALL CAP
                                         SERIES#      SERIES#     SERIES#      SERIES#      SERIES#
                                      ------------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
   Dividends (Net of Foreign
     Taxes Withheld of $46,
     $8,850, $1,978, $6,235
     and $5,900, respectively).......   $ 36,531     $ 53,581     $ 11,352     $ 51,504     $ 49,854
   Income from Securities
     Lending.........................        197        7,327        2,441        2,229       19,963
                                        --------     --------     --------     --------     --------
          Total Investment
            Income...................     36,728       60,908       13,793       53,733       69,817
                                        --------     --------     --------     --------     --------
EXPENSES
   Investment Management Fees........      1,106        2,638          545        2,892        6,681
   Accounting & Transfer
     Agent Fees......................         55          120           31          131          149
   Custodian Fees....................         60          420           41          999        1,295
   Shareholders' Reports.............          5            5            5            5            5
   Directors'/Trustees'
     Fees & Expenses.................          8           20            5           22           26
   Professional Fees.................         17           42            8           57           83
   Other.............................         32           87           15           81          103
                                        --------     --------     --------     --------     --------
          Total Expenses.............      1,283        3,332          650        4,187        8,342
                                        --------     --------     --------     --------     --------
   Fees Paid Indirectly
     (Note C)........................        (28)         (58)         (15)        (212)         (85)
                                        --------     --------     --------     --------     --------
   Net Expenses......................      1,255        3,274          635        3,975        8,257
                                        --------     --------     --------     --------     --------
   NET INVESTMENT INCOME
     (LOSS)..........................     35,473       57,634       13,158       49,758       61,560
                                        --------     --------     --------     --------     --------
REALIZED AND UNREALIZED GAIN
  (LOSS)
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold**......................     62,689      228,084      (66,264)     (12,998)      74,965
       Affiliated Investment
         Companies Shares Sold.......          2            3           --            6            3
       Futures.......................         --           --           --        2,085       (1,378)
       Foreign Currency
         Transactions................       (106)         (38)         153          259         (533)
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........    113,785       95,642       41,971      624,082      765,084
       Affiliated Investment
         Companies Shares............          2           34           12            6           22
       Futures.......................         --           --           --        4,378        4,880
       Translation of Foreign
         Currency-Denominated
         Amounts.....................        179          (27)           7          (12)          32
                                        --------     --------     --------     --------     --------
   NET REALIZED AND
     UNREALIZED GAIN (LOSS)..........    176,551      323,698      (24,121)     617,806      843,075
                                        --------     --------     --------     --------     --------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS.........................   $212,024     $381,332     $(10,963)    $667,564     $904,635
                                        ========     ========     ========     ========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                THE U.S. LARGE CAP VALUE    THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                         SERIES                 VALUE SERIES            COMPANY SERIES
                                                ------------------------  ------------------------  ----------------------
                                                SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS     YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED       ENDED
                                                  APR 30,      OCT 31,      APR 30,      OCT 31,      APR 30,     OCT 31,
                                                   2019         2018         2019         2018         2019        2018
                                                -----------  -----------  -----------  -----------  ----------- ----------
                                                (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   355,784  $   633,952  $   210,220  $   420,496  $   46,885  $   80,378
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.......     496,183    1,506,250      (24,686)     410,722      21,832     229,342
       Affiliated Investment Companies
         Shares Sold...........................          32          (48)           6         (107)         --        (137)
       Futures.................................     (15,917)      32,885       (4,510)      13,338          --          --
       Foreign Currency Transactions...........          --           --         (192)      (5,911)        (58)     (2,149)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     399,563   (1,356,683)     345,308   (1,897,300)   (129,802)   (628,895)
       Affiliated Investment Companies
         Shares................................          41          (15)          (7)          55          12          71
       Futures.................................      26,331      (21,778)      13,309       (9,675)         --          --
       Translation of Foreign Currency-
         Denominated Amounts...................          --           --         (395)        (613)       (331)        280
                                                -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................   1,262,017      794,563      539,053   (1,068,995)    (61,462)   (321,110)
                                                -----------  -----------  -----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...............................   2,611,532    2,333,386      438,560    1,051,133      52,591     364,251
   Withdrawals.................................  (2,803,706)  (1,561,700)    (491,302)    (560,948)   (306,396)   (198,093)
                                                -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...........    (192,174)     771,686      (52,742)     490,185    (253,805)    166,158
                                                -----------  -----------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................   1,069,843    1,566,249      486,311     (578,810)   (315,267)   (154,952)
NET ASSETS
   Beginning of Period.........................  29,242,795   27,676,546   12,153,340   12,732,150   3,834,097   3,989,049
                                                -----------  -----------  -----------  -----------  ----------  ----------
   End of Period............................... $30,312,638  $29,242,795  $12,639,651  $12,153,340  $3,518,830  $3,834,097
                                                ===========  ===========  ===========  ===========  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                                    COMPANY SERIES          COMPANY SERIES            COMPANY SERIES
                                                ----------------------  ----------------------   -----------------------
                                                SIX MONTHS     YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                                   ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                                  APR 30,     OCT 31,     APR 30,      OCT 31,     APR 30,     OCT 31,
                                                   2019        2018        2019         2018        2019        2018
                                                ----------- ----------  -----------  ----------  ----------- -----------
                                                (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   29,797  $   76,219  $   35,473   $   76,805  $   57,634  $   152,247
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.......      6,420     (55,523)     62,689       85,120     228,084      319,242
       Affiliated Investment Companies
         Shares Sold...........................          3         (60)          2           (9)          3         (101)
       Futures.................................         --        (134)         --           --          --          161
       Foreign Currency Transactions...........       (138)       (898)       (106)      (1,153)        (38)      (2,498)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................    119,802    (175,750)    113,785     (373,044)     95,642   (1,131,028)
       Affiliated Investment Companies
         Shares................................          7          42           2           --          34           78
       Translation of Foreign Currency-
         Denominated Amounts...................         38          (7)        179         (181)        (27)        (371)
                                                ----------  ----------  ----------   ----------  ----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    155,929    (156,111)    212,024     (212,462)    381,332     (662,270)
                                                ----------  ----------  ----------   ----------  ----------  -----------
Transactions in Interest:
   Contributions...............................     22,840     199,024      83,684      120,516     201,212      480,253
   Withdrawals.................................   (201,038)   (128,247)    (94,696)     (49,141)   (415,036)    (146,782)
                                                ----------  ----------  ----------   ----------  ----------  -----------
          Net Increase (Decrease) from
            Transactions in Interest...........   (178,198)     70,777     (11,012)      71,375    (213,824)     333,471
                                                ----------  ----------  ----------   ----------  ----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................    (22,269)    (85,334)    201,012     (141,087)    167,508     (328,799)
NET ASSETS
   Beginning of Period.........................  1,730,371   1,815,705   2,188,825    2,329,912   5,422,260    5,751,059
                                                ----------  ----------  ----------   ----------  ----------  -----------
   End of Period............................... $1,708,102  $1,730,371  $2,389,837   $2,188,825  $5,589,768  $ 5,422,260
                                                ==========  ==========  ==========   ==========  ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  THE CANADIAN SMALL      THE EMERGING MARKETS     THE EMERGING MARKETS
                                                    COMPANY SERIES               SERIES              SMALL CAP SERIES
                                                ----------------------  -----------------------  -----------------------
                                                SIX MONTHS     YEAR     SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                                   ENDED       ENDED       ENDED       ENDED        ENDED       ENDED
                                                  APR 30,     OCT 31,     APR 30,     OCT 31,      APR 30,     OCT 31,
                                                   2019        2018        2019        2018         2019        2018
                                                ----------- ----------  ----------- -----------  ----------- -----------
                                                (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   13,158  $   25,307  $   49,758  $   149,893  $   61,560  $   206,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.......    (66,264)     27,505     (12,998)      83,224      74,965      190,607
       Affiliated Investment Companies
         Shares Sold...........................         --         (19)          6          (12)          3            3
       Futures.................................         --          --       2,085       (2,079)     (1,378)        (241)
       Foreign Currency Transactions...........        153         120         259       (1,530)       (533)      (5,175)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     41,971    (185,376)    624,082     (948,414)    765,084   (1,594,871)
       Affiliated Investment Companies
         Shares................................         12          (3)          6            7          22          (30)
       Futures.................................         --          --       4,378       (3,369)      4,880       (4,231)
       Translation of Foreign Currency-
         Denominated Amounts...................          7           6         (12)         (32)         32          (34)
                                                ----------  ----------  ----------  -----------  ----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    (10,963)   (132,460)    667,564     (722,312)    904,635   (1,207,238)
                                                ----------  ----------  ----------  -----------  ----------  -----------
Transactions in Interest:
   Contributions...............................     98,792     136,490     614,886      667,220     185,270      667,652
   Withdrawals.................................   (116,285)    (47,441)   (582,829)  (1,198,466)   (369,968)    (407,569)
                                                ----------  ----------  ----------  -----------  ----------  -----------
          Net Increase (Decrease) from
            Transactions in Interest...........    (17,493)     89,049      32,057     (531,246)   (184,698)     260,083
                                                ----------  ----------  ----------  -----------  ----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................    (28,456)    (43,411)    699,621   (1,253,558)    719,937     (947,155)
NET ASSETS
   Beginning of Period.........................  1,146,811   1,190,222   5,469,649    6,723,207   6,306,302    7,253,457
                                                ----------  ----------  ----------  -----------  ----------  -----------
   End of Period............................... $1,118,355  $1,146,811  $6,169,270  $ 5,469,649  $7,026,239  $ 6,306,302
                                                ==========  ==========  ==========  ===========  ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      THE U.S. LARGE CAP VALUE SERIES
                                              -------------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                   2019          2018         2017         2016         2015         2014
                                              -----------     -----------  -----------  -----------  -----------  -----------
                                                (UNAUDITED)
Total Return.................................        4.44%(B)        2.95%       24.31%        4.75%        1.32%       15.67%
                                              -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)........ $30,312,638     $29,242,795  $27,676,546  $20,916,568  $19,094,057  $18,376,682
Ratio of Expenses to Average Net Assets......        0.11%(C)        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)......................        0.11%(C)        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average
  Net Assets.................................        2.49%(C)        2.14%        2.19%        2.39%        2.20%        1.90%
Portfolio Turnover Rate......................           5%(B)          13%          15%          15%          16%          15%
                                              -----------     -----------  -----------  -----------  -----------  -----------

                                                                     THE DFA INTERNATIONAL VALUE SERIES
                                              -------------------------------------------------------------------------------
                                                SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,        OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                   2019           2018         2017         2016         2015         2014
                                              -----------     -----------   -----------  ----------   ----------   ----------
                                                (UNAUDITED)
Total Return.................................        4.48%(B)       (8.10%)       26.53%      (0.10%)      (5.35%)      (0.72%)
                                              -----------     -----------   -----------  ----------   ----------   ----------
Net Assets, End of Period (thousands)........ $12,639,651     $12,153,340   $12,732,150  $9,729,540   $9,227,905   $9,343,666
Ratio of Expenses to Average Net Assets......        0.22%(C)        0.22%         0.22%       0.22%        0.22%        0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)......................        0.22%(C)        0.22%         0.22%       0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average
  Net Assets.................................        3.52%(C)        3.21%         3.33%       3.72%        3.31%        4.50%
Portfolio Turnover Rate......................           9%(B)          20%           17%         17%          21%          17%
                                              -----------     -----------   -----------  ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE JAPANESE SMALL COMPANY SERIES
                                              ---------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                   ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                                  APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                   2019          2018         2017        2016        2015        2014
                                              -----------     ----------   ----------  ----------  ----------  ----------
                                                (UNAUDITED)
Total Return.................................      (1.42%)(B)      (7.46%)      27.10%      14.53%       9.04%       2.46%
                                              ----------      ----------   ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)........ $3,518,830      $3,834,097   $3,989,049  $3,132,594  $2,631,688  $2,505,409
Ratio of Expenses to Average Net Assets......       0.13%(C)        0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.13%(C)        0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.64%(C)        1.90%        1.90%       1.99%       1.69%       1.71%
Portfolio Turnover Rate......................          6%(B)          17%          13%         10%          6%          9%
                                              ----------      ----------   ----------  ----------  ----------  ----------

                                                                  THE ASIA PACIFIC SMALL COMPANY SERIES
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Total Return.................................       9.76%(B)      (8.14%)      16.21%      16.69%     (11.83%)      (3.46%)
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $1,708,102     $1,730,371   $1,815,705  $1,555,736  $1,228,274   $1,453,786
Ratio of Expenses to Average Net Assets......       0.14%(C)       0.13%        0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.14%(C)       0.13%        0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average
  Net Assets.................................       3.53%(C)       3.96%        3.82%       4.00%       4.17%        3.96%
Portfolio Turnover Rate......................          5%(B)         18%          14%         10%          7%           7%
                                              ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                THE UNITED KINGDOM SMALL COMPANY SERIES
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR         YEAR        YEAR
                                                  ENDED         ENDED        ENDED       ENDED        ENDED       ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,      OCT 31,     OCT 31,
                                                  2019          2018         2017        2016         2015        2014
                                              -----------    ----------   ----------  ----------   ----------  ----------
                                               (UNAUDITED)
Total Return.................................       9.54%(B)      (8.90%)      29.87%     (15.82%)       9.95%       1.22%
                                              ----------     ----------   ----------  ----------   ----------  ----------
Net Assets, End of Period (thousands)........ $2,389,837     $2,188,825   $2,329,912  $1,683,465   $2,084,113  $1,995,898
Ratio of Expenses to Average Net Assets......       0.12%(C)       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.12%(C)       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Net Investment Income to Average
  Net Assets.................................       3.21%(C)       3.23%        3.40%       4.36%        3.44%       2.98%
Portfolio Turnover Rate......................          9%(B)         14%           9%         15%          10%          8%
                                              ----------     ----------   ----------  ----------   ----------  ----------

                                                                  THE CONTINENTAL SMALL COMPANY SERIES
                                              --------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                  2019          2018         2017        2016        2015        2014
                                              -----------    ----------   ----------  ----------  ----------  ----------
                                               (UNAUDITED)
Total Return.................................       7.30%(B)     (10.78%)      34.27%       6.10%       9.81%      (2.25%)
                                              ----------     ----------   ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)........ $5,589,768     $5,422,260   $5,751,059  $4,147,925  $3,653,743  $3,152,277
Ratio of Expenses to Average Net Assets......       0.13%(C)       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.13%(C)       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.18%(C)       2.51%        2.33%       2.49%       2.44%       2.40%
Portfolio Turnover Rate......................         10%(B)         15%          13%          9%         14%         13%
                                              ----------     ----------   ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 THE CANADIAN SMALL COMPANY SERIES
                                              ----------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR       YEAR      YEAR       YEAR
                                                   ENDED         ENDED        ENDED      ENDED     ENDED      ENDED
                                                  APR 30,       OCT 31,      OCT 31,    OCT 31,   OCT 31,    OCT 31,
                                                   2019          2018         2017       2016      2015       2014
                                              -----------     ----------   ----------  --------  --------   --------
                                                (UNAUDITED)
Total Return.................................      (0.60%)(B)     (10.44%)      12.10%    20.77%   (25.00%)    (3.83%)
                                              ----------      ----------   ----------  --------  --------   --------
Net Assets, End of Period (thousands)........ $1,118,355      $1,146,811   $1,190,222  $933,264  $623,132   $849,429
Ratio of Expenses to Average Net Assets......       0.12%(C)        0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.12%(C)        0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.41%(C)        2.11%        2.14%     2.52%     2.73%      2.42%
Portfolio Turnover Rate......................         10%(B)          14%          22%        8%       18%         5%
                                              ----------      ----------   ----------  --------  --------   --------

                                                                      THE EMERGING MARKETS SERIES
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Total Return.................................      12.17%(B)     (11.83%)      25.26%      11.44%     (14.86%)       1.74%
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $6,169,270     $5,469,649   $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets......       0.14%(C)       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.14%(C)       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.72%(C)       2.40%        2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate......................          3%(B)         12%           8%          5%          9%           5%
                                              ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  THE EMERGING MARKETS SMALL CAP SERIES
                                               ---------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                   ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                  APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                   2019          2018         2017        2016        2015         2014
                                               -----------    ----------   ----------  ----------  ----------   ----------
                                                (UNAUDITED)
Total Return..................................      14.68%(B)     (16.06%)      21.55%      14.45%      (9.42%)       5.60%
                                               ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)......... $7,026,239     $6,306,302   $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets.......       0.25%(C)       0.24%        0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.25%(C)       0.24%        0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net
  Assets......................................       1.84%(C)       2.77%        2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate.......................          6%(B)         12%          15%         18%         18%           9%
                                               ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

DOMESTIC EQUITY PORTFOLIO            INTERNATIONAL EQUITY PORTFOLIOS
-------------------------            -----------------------------------------
The U.S. Large Cap Value Series      The DFA International Value Series
                                     The Japanese Small Company Series
                                     The Asia Pacific Small Company Series
                                     The United Kingdom Small Company Series
                                     The Continental Small Company Series
                                     The Canadian Small Company Series
                                     The Emerging Markets Series
                                     The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2019, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              The U.S. Large Cap Value Series.............. 0.10%
              The DFA International Value Series........... 0.20%
              The Japanese Small Company Series............ 0.10%
              The Asia Pacific Small Company Series........ 0.10%
              The United Kingdom Small Company Series...... 0.10%
              The Continental Small Company Series......... 0.10%
              The Canadian Small Company Series............ 0.10%
              The Emerging Markets Series.................. 0.10%
              The Emerging Markets Small Cap Series........ 0.20%

EARNED INCOME CREDIT:

   Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
            The DFA International Value Series...........    $275
            The Japanese Small Company Series............      16
            The Asia Pacific Small Company Series........       8
            The United Kingdom Small Company Series......      28
            The Continental Small Company Series.........      58
            The Canadian Small Company Series............      15
            The Emerging Markets Series..................     212
            The Emerging Markets Small Cap Series........      85

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2019, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

               The U.S. Large Cap Value Series.............. $685
               The DFA International Value Series...........  405
               The Japanese Small Company Series............  102
               The Asia Pacific Small Company Series........   52
               The United Kingdom Small Company Series......   66
               The Continental Small Company Series.........  134
               The Canadian Small Company Series............   32
               The Emerging Markets Series..................  167
               The Emerging Markets Small Cap Series........  151

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                    PURCHASES    SALES
                                                    ---------- ----------
      The U.S. Large Cap Value Series.............. $2,022,253 $1,421,302
      The DFA International Value Series........... $1,203,760 $1,083,587
      The Japanese Small Company Series............ $  213,873 $  433,194
      The Asia Pacific Small Company Series........ $   86,688 $  238,548
      The United Kingdom Small Company Series...... $  240,171 $  198,108
      The Continental Small Company Series......... $  549,119 $  676,764
      The Canadian Small Company Series............ $  109,741 $  107,367
      The Emerging Markets Series.................. $  288,627 $  191,080
      The Emerging Markets Small Cap Series........ $  392,426 $  521,503

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                    NET
                                                  REALIZED   CHANGE IN               SHARES
                BALANCE AT                         GAIN/    UNREALIZED   BALANCE AT   AS OF
                OCTOBER 31, PURCHASES   PROCEEDS   (LOSS)  APPRECIATION/ APRIL 30,  APRIL 30, DIVIDEND CAPITAL GAIN
                   2018      AT COST   FROM SALES ON SALES DEPRECIATION     2019      2019     INCOME  DISTRIBUTIONS
                ----------- ---------- ---------- -------- ------------- ---------- --------- -------- -------------
THE U.S. LARGE
  CAP VALUE
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $516,726   $2,716,366 $2,529,167   $32         $41       $703,998   60,842    $7,843       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $516,726   $2,716,366 $2,529,167   $32         $41       $703,998   60,842    $7,843       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==
THE DFA
  INTERNATIONAL
  VALUE SERIES
The DFA Short
  Term
  Investment
  Fund.........  $488,072   $2,844,181 $2,677,339   $ 6         $(7)      $654,913   56,600    $6,159       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $488,072   $2,844,181 $2,677,339   $ 6         $(7)      $654,913   56,600    $6,159       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==
THE JAPANESE
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $218,283   $  322,356 $  421,521    --         $12       $119,130   10,296    $2,152       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $218,283   $  322,356 $  421,521    --         $12       $119,130   10,296    $2,152       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==
THE ASIA
  PACIFIC
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $102,269   $  133,980 $  146,199   $ 3         $ 7       $ 90,060    7,783    $1,279       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $102,269   $  133,980 $  146,199   $ 3         $ 7       $ 90,060    7,783    $1,279       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==

                                                   NET
                                                 REALIZED   CHANGE IN               SHARES
                BALANCE AT                        GAIN/    UNREALIZED   BALANCE AT   AS OF
                OCTOBER 31, PURCHASES  PROCEEDS   (LOSS)  APPRECIATION/ APRIL 30,  APRIL 30, DIVIDEND CAPITAL GAIN
                   2018      AT COST  FROM SALES ON SALES DEPRECIATION     2019      2019     INCOME  DISTRIBUTIONS
                ----------- --------- ---------- -------- ------------- ---------- --------- -------- -------------
THE UNITED
  KINGDOM
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $ 25,540   $122,644   $129,248    $ 2         $ 2       $ 18,940    1,637    $  429       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $ 25,540   $122,644   $129,248    $ 2         $ 2       $ 18,940    1,637    $  429       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE
  CONTINENTAL
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $589,645   $702,689   $794,455    $ 3         $34       $497,916   43,031    $6,072       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $589,645   $702,689   $794,455    $ 3         $34       $497,916   43,031    $6,072       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE CANADIAN
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $154,044   $454,974   $460,233     --         $12       $148,797   12,859    $1,979       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $154,044   $454,974   $460,233     --         $12       $148,797   12,859    $1,979       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE EMERGING
  MARKETS
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $135,212   $389,336   $382,717    $ 6         $ 6       $141,843   12,258    $1,626       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $135,212   $389,336   $382,717    $ 6         $ 6       $141,843   12,258    $1,626       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE EMERGING
  MARKETS
  SMALL CAP
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $308,694   $378,684   $435,157    $ 3         $22       $252,246   21,800    $3,738       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $308,694   $378,684   $435,157    $ 3         $22       $252,246   21,800    $3,738       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                          FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $23,161,639  $8,927,588   $(1,094,999)    $7,832,589
The DFA International Value Series......  12,499,891   1,563,341      (999,237)       564,104

                                                                                          NET
                                                                                       UNREALIZED
                                               FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                               TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                              ---------- ------------ -------------- --------------
The Japanese Small Company Series............ $3,311,087  $  684,678   $  (402,664)    $  282,014
The Asia Pacific Small Company Series........  1,759,922     365,079      (340,291)        24,788
The United Kingdom Small Company Series......  2,218,764     517,452      (357,406)       160,046
The Continental Small Company Series.........  5,402,748   1,373,345      (697,632)       675,713
The Canadian Small Company Series............  1,501,830     145,854      (382,978)      (237,124)
The Emerging Markets Series..................  4,301,031   2,317,469      (372,458)     1,945,011
The Emerging Markets Small Cap Series........  6,909,001   1,540,412    (1,257,351)       283,061

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                        FUTURES
                                                        --------
               The U.S. Large Cap Value Series......... $196,199
               The DFA International Value Series......  101,862
               The Emerging Markets Series.............   41,141
               The Emerging Markets Small Cap Series...   45,692

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
                                             ------------------------------
                                              TOTAL VALUE
                                                   AT           EQUITY
                                             APRIL 30, 2019 CONTRACTS *,(1)
                                             -------------- ---------------
    The U.S. Large Cap Value Series.........    $12,613         $12,613
    The DFA International Value Series......      6,518           6,518
    The Emerging Markets Series.............      1,672           1,672
    The Emerging Markets Small Cap Series...      1,781           1,781

(1)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                 ----------------------
                                                              EQUITY
                                                   TOTAL   CONTRACTS (1)
                                                 --------  -------------
        The U.S. Large Cap Value Series......... $(15,917)   $(15,917)
        The DFA International Value Series......   (4,510)     (4,510)
        The Emerging Markets Series.............    2,085       2,085
        The Emerging Markets Small Cap Series...   (1,378)     (1,378)

                                                  CHANGE IN UNREALIZED APPRECIATION
                                                    (DEPRECIATION) ON DERIVATIVES
                                                  ---------------------------------
                                                                   EQUITY
                                                    TOTAL       CONTRACTS (2)
                                                  -------       -------------
         The U.S. Large Cap Value Series......... $26,331          $26,331
         The DFA International Value Series......  13,309           13,309
         The Emerging Markets Series.............   4,378            4,378
         The Emerging Markets Small Cap Series...   4,880            4,880

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                              ------------- ------------ ------------ -------- --------------- ----------------
The Japanese Small Company Series............     3.07%        $1,506         27        $ 3        $ 4,590              --
The Asia Pacific Small Company Series........     3.12%           821          6         --          4,122              --
The United Kingdom Small Company Series......     3.13%           227          8         --            485              --
The Continental Small Company Series.........     2.99%         3,058          7          2         16,411         $16,411
The Emerging Markets Series..................     2.95%            50          1         --             50              --

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                         ------------- ------------ ------------ -------- --------------- ----------------
The Emerging Markets Small Cap Series...     3.05%        $4,453         20         $7        $14,882            --

* Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2019. that each Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the six months ended April 30, 2019, activity by the Series under the interfund lending program was as follows:

                                          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST  MAXIMUM AMOUNT     OUTSTANDING
                            BORROWER OR    AVERAGE    AVERAGE LOAN     DAYS     EXPENSE/  BORROWED/LOANED     BORROWINGS
                              LENDER    INTEREST RATE   BALANCE    OUTSTANDING*  INCOME  DURING THE PERIOD AS OF 04/30/2019
                            ----------- ------------- ------------ ------------ -------- ----------------- ----------------
The Emerging Markets Small
  Cap Series...............  Borrower       2.80%          --           2          --           --                --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that the Series' interfund lending program was used.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the six months ended April 30, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                --------- ------- --------------------
The U.S. Large Cap Value Series.........  $67,784  $87,076       $(21,717)
The DFA International Value Series......   46,259   53,218         (2,774)
The Japanese Small Company Series.......   24,898   34,662          1,057
The Asia Pacific Small Company Series...    9,962   37,426         (1,808)
The Continental Small Company Series....   25,639   22,259          4,811
The Canadian Small Company Series.......    7,602    2,493            (84)
The Emerging Markets Series.............    2,380    1,006           (213)

PORTFOLIO                              PURCHASES SALES  REALIZED GAIN (LOSS)
---------                              --------- ------ --------------------
The Emerging Markets Small Cap Series.  $1,322   $3,565        $(572)

J. SECURITIES LENDING:

   As of April 30, 2019, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                        NON-CASH
                                       COLLATERAL
                                         MARKET
                                         VALUE
                                       ----------
The U.S. Large Cap Value Series.......  $257,733
The DFA International Value Series....    47,603
The Japanese Small Company Series.....   104,398
The Asia Pacific Small Company Series.   187,500
The Continental Small Company Series..   122,366
The Canadian Small Company Series.....    48,914
The Emerging Markets Series...........   106,898
The Emerging Markets Small Cap Series.   498,330

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                         AS OF APRIL 30, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks........................   $703,998       --         --         --    $703,998
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks........................    654,913       --         --         --     654,913
THE JAPANESE SMALL COMPANY SERIES
   Common Stocks........................    119,130       --         --         --     119,130
THE ASIA PACIFIC SMALL COMPANY SERIES
   Common Stocks........................     90,060       --         --         --      90,060
THE UNITED KINGDOM SMALL COMPANY SERIES
   Common Stocks........................     18,940       --         --         --      18,940
THE CONTINENTAL SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    497,916       --         --         --     497,916
THE CANADIAN SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    148,797       --         --         --     148,797
THE EMERGING MARKETS SERIES
   Common Stocks........................    141,843       --         --         --     141,843
THE EMERGING MARKETS SMALL CAP SERIES
   Common Stocks........................    252,246       --         --         --     252,246

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large

Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return
   Institutional Class Shares........... $1,000.00 $1,096.30    0.14%     $0.73
Hypothetical 5% Annual Return
   Institutional Class Shares........... $1,000.00 $1,024.10    0.14%     $0.70

(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC's website at http://www.sec.gov; or by visiting the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's
50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND
               Communication Services....................   4.5%
               Consumer Discretionary....................   7.2%
               Consumer Staples..........................   3.1%
               Energy....................................  15.8%
               Financials................................  29.1%
               Health Care...............................   1.2%
               Industrials...............................   9.1%
               Information Technology....................   8.2%
               Materials.................................  16.2%
               Real Estate...............................   4.2%
               Utilities.................................   1.4%
                                                          -----
                                                          100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                     PERCENTAGE
                                                         SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       ----------- ------------------------------- ---------------
COMMON STOCKS -- (96.1%)
BRAZIL -- (7.4%)
    Banco do Brasil SA................................   6,586,246         $   83,447,171                0.5%
    Petroleo Brasileiro SA, Sponsored ADR.............  14,367,145            198,266,601                1.1%
#   Petroleo Brasileiro SA, Sponsored ADR.............  11,860,183            180,630,587                1.0%
    Vale SA...........................................  27,795,565            355,144,685                1.9%
    Vale SA, Sponsored ADR............................  14,048,492            179,539,726                1.0%
    Other Securities..................................                        409,342,896                2.0%
                                                                           --------------               ----
TOTAL BRAZIL..........................................                      1,406,371,666                7.5%
                                                                           --------------               ----
CHILE -- (1.3%)
    Other Securities..................................                        253,085,223                1.3%
                                                                           --------------               ----
CHINA -- (16.9%)
    Bank of China, Ltd., Class H...................... 307,333,817            146,753,426                0.8%
    China Construction Bank Corp., Class H............ 494,824,101            436,219,728                2.3%
    China Mobile, Ltd.................................  29,011,500            276,810,379                1.5%
    China Overseas Land & Investment, Ltd.............  29,202,000            109,409,729                0.6%
    China Petroleum & Chemical Corp., ADR.............   1,082,399             83,063,284                0.5%
    China Resources Land, Ltd.........................  18,796,000             81,859,525                0.4%
    CNOOC, Ltd........................................  90,082,000            163,618,954                0.9%
    Industrial & Commercial Bank of China, Ltd.,
      Class H......................................... 314,498,996            236,553,494                1.3%
    PetroChina Co., Ltd., Class H..................... 132,694,000             84,113,886                0.5%
    Other Securities..................................                      1,596,724,899                8.3%
                                                                           --------------               ----
TOTAL CHINA...........................................                      3,215,127,304               17.1%
                                                                           --------------               ----
COLOMBIA -- (0.2%)
    Other Securities..................................                         37,488,559                0.2%
                                                                           --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Security....................................                         38,466,566                0.2%
                                                                           --------------               ----
GREECE -- (0.0%)
    Other Securities..................................                         11,392,496                0.1%
                                                                           --------------               ----
HUNGARY -- (0.3%)
    Other Securities..................................                         51,048,261                0.3%
                                                                           --------------               ----
INDIA -- (13.3%)
*   Axis Bank, Ltd....................................  10,042,110            110,435,566                0.6%
    ICICI Bank, Ltd., Sponsored ADR...................   7,765,802             88,918,431                0.5%
    Reliance Industries, Ltd..........................  34,682,789            694,642,069                3.7%
    Other Securities..................................                      1,632,661,539                8.7%
                                                                           --------------               ----
TOTAL INDIA...........................................                      2,526,657,605               13.5%
                                                                           --------------               ----
INDONESIA -- (2.7%)
    Other Securities..................................                        512,494,301                2.7%
                                                                           --------------               ----
MALAYSIA -- (2.8%)
    Other Securities..................................                        528,665,885                2.8%
                                                                           --------------               ----

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                           PERCENTAGE
                                               SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ----------- ------------------------------- ---------------
MEXICO -- (3.2%)
    Grupo Financiero Banorte S.A.B. de C.V..  16,569,450         $  104,987,268                0.6%
    Grupo Mexico S.A.B. de C.V., Series B...  37,305,803            109,510,250                0.6%
    Other Securities........................                        398,575,771                2.1%
                                                                 --------------               ----
TOTAL MEXICO................................                        613,073,289                3.3%
                                                                 --------------               ----
PHILIPPINES -- (1.1%)
    Other Securities........................                        210,358,900                1.1%
                                                                 --------------               ----
POLAND -- (1.3%)
    Other Securities........................                        240,738,951                1.3%
                                                                 --------------               ----
RUSSIA -- (2.1%)
    Gazprom PJSC, Sponsored ADR.............  22,632,193            113,145,869                0.6%
    Lukoil PJSC, Sponsored ADR(BYZDW2900)...   1,526,223            129,586,499                0.7%
    Lukoil PJSC, Sponsored ADR(BYZF386).....   1,402,353            119,901,181                0.7%
    Other Securities........................                         42,950,605                0.2%
                                                                 --------------               ----
TOTAL RUSSIA................................                        405,584,154                2.2%
                                                                 --------------               ----
SINGAPORE -- (0.0%)
    Other Security..........................                            150,351                0.0%
                                                                 --------------               ----
SOUTH AFRICA -- (6.7%)
    Absa Group, Ltd.........................   8,396,833             96,728,767                0.5%
#   MTN Group, Ltd..........................  21,421,193            155,199,279                0.8%
#   Sasol, Ltd..............................   3,327,411            110,391,586                0.6%
    Standard Bank Group, Ltd................  16,505,640            230,515,279                1.2%
    Other Securities........................                        676,112,704                3.7%
                                                                 --------------               ----
TOTAL SOUTH AFRICA..........................                      1,268,947,615                6.8%
                                                                 --------------               ----
SOUTH KOREA -- (16.5%)
    Hana Financial Group, Inc...............   3,990,767            125,871,708                0.7%
    Hyundai Mobis Co., Ltd..................     512,294            102,189,901                0.6%
    Hyundai Motor Co........................   1,066,375            126,579,226                0.7%
    KB Financial Group, Inc.................   2,237,478             88,347,642                0.5%
    KB Financial Group, Inc., ADR...........   3,003,621            118,733,099                0.6%
    Kia Motors Corp.........................   2,598,979            100,746,534                0.6%
    LG Electronics, Inc.....................   1,568,275            101,894,041                0.6%
    POSCO...................................     694,466            152,007,145                0.8%
#   POSCO, Sponsored ADR....................   1,487,744             82,078,836                0.5%
    Shinhan Financial Group Co., Ltd........   2,592,282             97,975,006                0.5%
    SK Innovation Co., Ltd..................     880,786            137,718,665                0.8%
    Other Securities........................                      1,910,341,196                9.9%
                                                                 --------------               ----
TOTAL SOUTH KOREA...........................                      3,144,482,999               16.8%
                                                                 --------------               ----
TAIWAN -- (16.1%)
#   Cathay Financial Holding Co., Ltd.......  89,008,000            128,889,397                0.7%
    China Steel Corp........................ 139,388,320            112,626,574                0.6%
    CTBC Financial Holding Co., Ltd......... 158,940,073            108,882,159                0.6%
    Fubon Financial Holding Co., Ltd........  88,876,471            131,340,683                0.7%
    Hon Hai Precision Industry Co., Ltd.....  65,155,192            183,433,254                1.0%
    Mega Financial Holding Co., Ltd.........  96,252,796             92,408,266                0.5%
    Taiwan Cement Corp......................  64,501,697             87,731,793                0.5%
#   United Microelectronics Corp............ 197,526,681             86,131,100                0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
TAIWAN -- (Continued)
      Other Securities......................                    $ 2,140,236,409               11.3%
                                                                ---------------              -----
TOTAL TAIWAN................................                      3,071,679,635               16.4%
                                                                ---------------              -----
THAILAND -- (3.1%)
      PTT PCL............................... 98,695,400             150,709,499                0.8%
      Other Securities......................                        447,385,930                2.4%
                                                                ---------------              -----
TOTAL THAILAND..............................                        598,095,429                3.2%
                                                                ---------------              -----
TURKEY -- (0.9%)
      Other Securities......................                        175,091,631                0.9%
                                                                ---------------              -----
TOTAL COMMON STOCKS.........................                     18,309,000,820               97.7%
                                                                ---------------              -----
PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.0%)
      Petroleo Brasileiro SA................ 17,582,289             121,561,770                0.7%
      Other Securities......................                         79,819,259                0.4%
                                                                ---------------              -----
TOTAL BRAZIL................................                        201,381,029                1.1%
                                                                ---------------              -----
COLOMBIA -- (0.1%)
      Other Securities......................                         13,832,724                0.1%
                                                                ---------------              -----
SOUTH KOREA -- (0.0%)
      Other Security........................                            460,256                0.0%
                                                                ---------------              -----
TOTAL PREFERRED STOCKS......................                        215,674,009                1.2%
                                                                ---------------              -----
RIGHTS/WARRANTS -- (0.1%)
      Other Securities......................                          8,162,045                0.0%
                                                                ---------------              -----
TOTAL INVESTMENT SECURITIES.................                     18,532,836,874
                                                                ---------------

                                                                    VALUE+
                                                        -------------------------------
SECURITIES LENDING COLLATERAL -- (2.7%)
@(S)  The DFA Short Term Investment Fund.... 44,287,987             512,456,292                2.7%
                                                                ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $17,429,703,368)....................                    $19,045,293,166              101.6%
                                                                ===============              =====

As of April 30, 2019, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).....    650     06/21/19  $ 33,805,254 $ 35,106,500   $1,301,246
S&P 500(R) Emini Index.............    601     06/21/19    86,822,447   88,602,425    1,779,978
                                                         ------------ ------------   ----------
TOTAL FUTURES CONTRACTS............                      $120,627,701 $123,708,925   $3,081,224
                                                         ============ ============   ==========

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of the Fund's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil............... $1,396,627,194 $     9,744,472   --    $ 1,406,371,666
   Chile................    253,085,223              --   --        253,085,223
   China................    293,869,031   2,921,258,273   --      3,215,127,304
   Colombia.............     37,488,559              --   --         37,488,559
   Czech Republic.......             --      38,466,566   --         38,466,566
   Greece...............             --      11,392,496   --         11,392,496
   Hungary..............             --      51,048,261   --         51,048,261
   India................    120,473,910   2,406,183,695   --      2,526,657,605
   Indonesia............        505,980     511,988,321   --        512,494,301
   Malaysia.............             --     528,665,885   --        528,665,885
   Mexico...............    613,073,289              --   --        613,073,289
   Philippines..........             --     210,358,900   --        210,358,900
   Poland...............             --     240,738,951   --        240,738,951
   Russia...............    151,809,866     253,774,288   --        405,584,154
   Singapore............             --         150,351   --            150,351
   South Africa.........    148,703,568   1,120,244,047   --      1,268,947,615
   South Korea..........    351,967,821   2,792,515,178   --      3,144,482,999
   Taiwan...............     31,734,499   3,039,945,136   --      3,071,679,635
   Thailand.............    598,052,205          43,224   --        598,095,429
   Turkey...............             --     175,091,631   --        175,091,631
Preferred Stocks
   Brazil...............    201,381,029              --   --        201,381,029
   Colombia.............     13,832,724              --   --         13,832,724
   South Korea..........             --         460,256   --            460,256
Rights/Warrants
   Hong Kong............             --           4,850   --              4,850
   India................             --       7,193,128   --          7,193,128
   Indonesia............             --         270,462   --            270,462
   South Korea..........             --         693,605   --            693,605
Securities Lending
  Collateral............             --     512,456,292   --        512,456,292
Futures Contracts**.....      3,081,224              --   --          3,081,224
                         -------------- ---------------   --    ---------------
TOTAL................... $4,215,686,122 $14,832,688,268   --    $19,048,374,390
                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                    DIMENSIONAL
                                                                     EMERGING
                                                                      MARKETS
                                                                    VALUE FUND
                                                                    -----------
ASSETS:
Investments at Value (including $826,408 of securities on loan)*... $18,532,837
Collateral from Securities on Loan Invested in Affiliate at Value
  (including cost of $512,390).....................................     512,456
Segregated Cash for Futures Contracts..............................       5,476
Foreign Currencies at Value........................................      78,816
Cash...............................................................     119,672
Receivables:
   Investment Securities Sold......................................      27,205
   Dividends and Interest..........................................      16,874
   Securities Lending Income.......................................       1,380
   Futures Margin Variation........................................         120
Prepaid Expenses and Other Assets..................................          20
                                                                    -----------
       Total Assets................................................  19,294,856
                                                                    -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned................................     512,413
   Investment Securities Purchased.................................      38,700
   Due to Advisor..................................................       1,554
Deferred Taxes Payable.............................................       1,063
Accrued Expenses and Other Liabilities.............................       3,223
                                                                    -----------
       Total Liabilities...........................................     556,953
                                                                    -----------
NET ASSETS......................................................... $18,737,903
                                                                    ===========
Investments at Cost................................................ $16,917,314
                                                                    ===========
Foreign Currencies at Cost......................................... $    79,387
                                                                    ===========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                    DIMENSIONAL
                                                                     EMERGING
                                                                      MARKETS
                                                                    VALUE FUND#
                                                                    -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $21,073)............ $  156,071
   Income from Securities Lending..................................      7,470
                                                                    ----------
       Total Investment Income.....................................    163,541
                                                                    ----------
EXPENSES
   Investment Management Fees......................................      8,796
   Accounting & Transfer Agent Fees................................        398
   Custodian Fees..................................................      2,727
   Directors'/Trustees' Fees & Expenses............................         68
   Professional Fees...............................................        179
   Other...........................................................        314
                                                                    ----------
       Total Expenses..............................................     12,482
                                                                    ----------
   Fees Paid Indirectly (Note C)...................................       (404)
                                                                    ----------
   Net Expenses....................................................     12,078
                                                                    ----------
   NET INVESTMENT INCOME (LOSS)....................................    151,463
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................    100,874
       Affiliated Investment Companies Shares Sold.................          4
       Futures.....................................................      5,284
       Foreign Currency Transactions...............................     (2,639)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  1,331,379
       Affiliated Investment Companies Shares......................         43
       Futures.....................................................     11,985
       Translation of Foreign Currency-Denominated Amounts.........        (46)
                                                                    ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................  1,446,884
                                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.... $1,598,347
                                                                    ==========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        DIMENSIONAL EMERGING
                                                         MARKETS VALUE FUND
                                                      ------------------------
                                                      SIX MONTHS      YEAR
                                                         ENDED        ENDED
                                                        APR 30,      OCT 31,
                                                         2019         2018
                                                      -----------  -----------
                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)...................... $   151,463  $   536,296
   Net Realized Gain (Loss) on:
       Investment Securities Sold*/,/**..............     100,874      306,868
       Affiliated Investment Companies Shares
         Sold........................................           4          (45)
       Futures.......................................       5,284        7,329
       Foreign Currency Transactions.................      (2,639)      (7,429)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency....................................   1,331,379   (2,460,561)
       Affiliated Investment Companies Shares........          43            4
       Futures.......................................      11,985      (12,284)
       Translation of Foreign
         Currency-Denominated Amounts................         (46)          34
                                                      -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from Operations.........   1,598,347   (1,629,788)
                                                      -----------  -----------
Transactions in Interest:
   Contributions.....................................   1,150,774    1,168,085
   Withdrawals.......................................    (696,125)  (2,465,601)
                                                      -----------  -----------
          Net Increase (Decrease) from
            Transactions in Interest.................     454,649   (1,297,516)
                                                      -----------  -----------
          Total Increase (Decrease) in Net
            Assets...................................   2,052,996   (2,927,304)
NET ASSETS
   Beginning of Period...............................  16,684,907   19,612,211
                                                      -----------  -----------
   End of Period..................................... $18,737,903  $16,684,907
                                                      ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                              ---------------------------------------------------------------------------------
                                SIX MONTHS        YEAR         YEAR         YEAR          YEAR          YEAR
                                   ENDED          ENDED        ENDED        ENDED         ENDED         ENDED
                                  APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                   2019           2018         2017         2016          2015          2014
                              -----------     -----------   -----------  -----------  -----------   -----------
                                (UNAUDITED)
Total Return.................        9.63%(B)       (9.06%)       24.89%       15.80%      (17.95%)       (1.09%)
                              -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period
  (thousands)................ $18,737,903     $16,684,907   $19,612,211  $16,647,507  $15,088,058   $18,927,517
Ratio of Expenses to Average
  Net Assets.................        0.14%(C)        0.14%         0.16%        0.16%        0.15%         0.15%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)...........        0.14%(C)        0.14%         0.16%        0.16%        0.15%         0.15%
Ratio of Net Investment
  Income to Average Net
  Assets.....................        1.72%(C)        2.78%         2.64%        2.72%        2.54%         2.76%
Portfolio Turnover Rate......           6%(B)          13%           14%          12%          14%           12%
                              -----------     -----------   -----------  -----------  -----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

   Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund's shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Fund enters into foreign currency contracts.
A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. As of April 30, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $638 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

   For the six months ended April 30, 2019, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                Dimensional Emerging Markets Value Fund.. 0.10%

EARNED INCOME CREDIT:

   Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2019, expenses reduced were the following (amount in thousands):

                                                        FEES PAID
                                                        INDIRECTLY
                                                        ----------
              Dimensional Emerging Markets Value Fund..    $404

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amounts paid by the Fund to the CCO were $8 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                   OTHER INVESTMENT SECURITIES
                                                   ---------------------------
                                                    PURCHASES       SALES
                                                   ----------       --------
         Dimensional Emerging Markets Value Fund.. $1,614,562     $999,839

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                                                         CHANGE IN
                                                                                          NET REALIZED  UNREALIZED
                                                      BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                   OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                   ---------------- ---------- ---------- ------------ -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund................     $317,651     $1,401,865 $1,207,107      $4           $43
                                                       --------     ---------- ----------      --           ---
TOTAL                                                  $317,651     $1,401,865 $1,207,107      $4           $43
                                                       ========     ========== ==========      ==           ===


                                                     BALANCE AT    SHARES AS OF  DIVIDEND  CAPITAL GAIN
                                                   APRIL 30, 2019 APRIL 30, 2019  INCOME  DISTRIBUTIONS
                                                   -------------- -------------- -------- -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund................    $512,456        44,288      $6,983       --
                                                      --------        ------      ------       --
TOTAL                                                 $512,456        44,288      $6,983       --
                                                      ========        ======      ======       ==

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                       NET
                                                                                    UNREALIZED
                                           FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                           TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                          ----------- ------------ -------------- --------------
Dimensional Emerging Markets Value Fund.. $17,429,703  $4,005,245   $(2,389,655)    $1,615,590

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amount in thousands):

                                                         FUTURES
                                                         --------
               Dimensional Emerging Markets Value Fund.. $107,862

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                              ------------------------------
                                               TOTAL VALUE
                                                    AT           EQUITY
                                              APRIL 30, 2019 CONTRACTS *,(1)
                                              -------------- ---------------
    Dimensional Emerging Markets Value Fund..     $3,081         $3,081

(1)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                   -----------------------
                                                               EQUITY
                                                    TOTAL   CONTRACTS (1)
                                                   ------   -------------
         Dimensional Emerging Markets Value Fund.. $5,284      $5,284

                                                  CHANGE IN UNREALIZED APPRECIATION
                                                  (DEPRECIATION) ON DERIVATIVES
                                                  ---------------------------------
                                                                   EQUITY
                                                    TOTAL       CONTRACTS (2)
                                                  -------       -------------
        Dimensional Emerging Markets Value Fund.. $11,985          $11,985

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                          ------------- ------------ ------------ -------- --------------- ----------------
Dimensional Emerging Markets Value Fund..     2.95%         $55           3          --          $55              --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that the Fund's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not use the interfund lending program during the six months ended April 30, 2019.

H. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

   For the six months ended April 30, 2019, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

 PORTFOLIO                                 PURCHASES SALES REALIZED GAIN (LOSS)
 ---------                                 --------- ----- --------------------
 Dimensional Emerging Markets Value Fund..  $2,027   $741         $(246)

I. SECURITIES LENDING:

   As of April 30, 2019, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                         NON-CASH
                                                        COLLATERAL
                                                          MARKET
                                                          VALUE
                                                        ----------
              Dimensional Emerging Markets Value Fund..  $414,672

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                         AS OF APRIL 30, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Common Stocks........................   $512,456       --         --         --    $512,456

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Fund's adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund's net assets or results of operations.

L. OTHER:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 18-19, 2018 (the "Meeting"), the
Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the "Access Data Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

[Graphic] Recycled Recyclable                                 DFA043019-001S
                                                                    00230813

                                                             [Logo] Dimensional

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2019 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

TAX-MANAGED U.S. EQUITY PORTFOLIO

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

T.A. U.S. CORE EQUITY 2 PORTFOLIO

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[Logo] Dimensional

June 2019

Dear Fellow Shareholder,

Delivering a great investment experience for our clients informs everything we do at Dimensional, from the way we design and manage strategies to how we communicate and set expectations.

Our investment philosophy keeps us focused on the things we can control. And our expert implementation--the way we apply academic insights to real portfolios--helps us pursue better investor outcomes. We work hard to make clients aware of what to expect from markets--and what to expect from Dimensional. We are committed to being open and transparent about what we seek to deliver, and to following through with robust investment strategies that can help achieve our clients' financial goals.

On behalf of everyone at Dimensional, thank you for entrusting us with your investments. We understand that the assets we manage play an important role in your future. We are honored by the opportunity to serve you. And we are committed to delivering a great investment experience.

Sincerely,

/s/ David P. Butler                    /s/ Gerard K. O'Reilly

DAVID P. BUTLER                        GERARD K. O'REILLY
Co-Chief Executive Officer             Co-Chief Executive Officer and
                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                              SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses.............................................   2
   Disclosure of Portfolio Holdings........................................   4
   Schedule of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio.........................   6
       Tax-Managed U.S. Equity Portfolio...................................   7
       Tax-Managed U.S. Targeted Value Portfolio...........................  10
       Tax-Managed U.S. Small Cap Portfolio................................  13
       T.A. U.S. Core Equity 2 Portfolio...................................  16
       Tax-Managed DFA International Value Portfolio.......................  19
       T.A. World ex U.S. Core Equity Portfolio............................  23
   Statements of Assets and Liabilities....................................  29
   Statements of Operations................................................  31
   Statements of Changes in Net Assets.....................................  33
   Financial Highlights....................................................  35
   Notes to Financial Statements...........................................  39
   Section 19(a) Notice....................................................  55
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses.............................................  56
   Disclosure of Portfolio Holdings........................................  57
   Summary Schedule of Portfolio Holdings
       The Tax-Managed U.S. Marketwide Value Series........................  58
   Statement of Assets and Liabilities.....................................  61
   Statement of Operations.................................................  62
   Statements of Changes in Net Assets.....................................  63
   Financial Highlights....................................................  64
   Notes to Financial Statements...........................................  65
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................  73
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS.........................  74

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES


SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations

  P.L.C.                      Public Limited Company
  ADR                         American Depositary Receipt
  SA                          Special Assessment
  GDR                         Global Depositary Receipt

Investment Footnotes

  +                           See Note B to Financial Statements.
  ++                          Calculated as a percentage of total net assets.
                              Percentages shown parenthetically next to the
                              category headings have been calculated as a
                              percentage of total investments "Other
                              Securities" are those securities that are not
                              among the top 50 holdings in unaffiliated
                              issuers of the Fund or do not represent more
                              than 1.0% of the net assets of the Fund. Some of
                              the individual securities within this category
                              may include Total or Partial Securities on Loan
                              and/or Non-Income Producing Securities.
  *                           Non-Income Producing Securities.
  #                           Total or Partial Securities on Loan.
  @                           Security purchased with cash proceeds from
                              Securities on Loan.
  (S)                         Affiliated Fund.
  (double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------

  (A)                         Computed using average shares outstanding.
  (B)                         Non-Annualized
  (C)                         Annualized
  (D) Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

  --                          Amounts designated as -- are either zero or
                              rounded to zero.
  SEC                         Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                                 BEGINNING  ENDING               EXPENSES
                                                  ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                   VALUE    VALUE     EXPENSE     DURING
                                                 11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                 --------- --------- ---------- ----------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO (2)
-----------------------------------------------
Actual Fund Return.............................. $1,000.00 $1,059.10    0.37%     $1.89
Hypothetical 5% Annual Return................... $1,000.00 $1,022.96    0.37%     $1.86

TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return.............................. $1,000.00 $1,094.60    0.22%     $1.14
Hypothetical 5% Annual Return................... $1,000.00 $1,023.70    0.22%     $1.10

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                               BEGINNING  ENDING               EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                 VALUE    VALUE     EXPENSE     DURING
                                               11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                               --------- --------- ---------- ----------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,041.60    0.45%     $2.28
Hypothetical 5% Annual Return................. $1,000.00 $1,022.56    0.45%     $2.26

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,038.70    0.51%     $2.58
Hypothetical 5% Annual Return................. $1,000.00 $1,022.27    0.51%     $2.56

T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,078.60    0.24%     $1.24
Hypothetical 5% Annual Return................. $1,000.00 $1,023.60    0.24%     $1.20

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,043.60    0.53%     $2.69
Hypothetical 5% Annual Return................. $1,000.00 $1,022.17    0.53%     $2.66

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,078.40    0.36%     $1.86
Hypothetical 5% Annual Return................. $1,000.00 $1,023.01    0.36%     $1.81

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2) The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                AFFILIATED INVESTMENT COMPANY
                                                -----------------------------
  Tax-Managed U.S. Marketwide Value Portfolio..             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
              Communication Services.......................   9.9%
              Consumer Discretionary.......................  11.0%
              Consumer Staples.............................   6.8%
              Energy.......................................   5.0%
              Financials...................................  14.2%
              Health Care..................................  13.6%
              Industrials..................................  10.8%
              Information Technology.......................  22.3%
              Materials....................................   2.9%
              Real Estate..................................   0.2%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
              Communication Services.......................   3.3%
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   4.0%
              Energy.......................................   6.7%
              Financials...................................  30.1%
              Health Care..................................   4.1%
              Industrials..................................  20.4%
              Information Technology.......................  11.5%
              Materials....................................   6.2%
              Real Estate..................................   0.2%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
              Communication Services.......................   3.8%
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   4.3%
              Energy.......................................   4.5%
              Financials...................................  20.9%
              Health Care..................................   9.5%
              Industrials..................................  20.0%
              Information Technology.......................  14.6%
              Materials....................................   5.1%
              Real Estate..................................   0.5%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED


                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
              Communication Services.......................   7.9%
              Consumer Discretionary.......................  12.2%
              Consumer Staples.............................   5.6%
              Energy.......................................   5.5%
              Financials...................................  17.8%
              Health Care..................................  11.2%
              Industrials..................................  14.3%
              Information Technology.......................  18.8%
              Materials....................................   4.3%
              Real Estate..................................   0.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
              Communication Services.......................   4.0%
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   3.6%
              Energy.......................................  13.4%
              Financials...................................  29.1%
              Health Care..................................   4.8%
              Industrials..................................   9.9%
              Information Technology.......................   2.4%
              Materials....................................  13.3%
              Real Estate..................................   3.0%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
              Communication Services.......................   6.2%
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................   7.2%
              Energy.......................................   7.0%
              Financials...................................  17.2%
              Health Care..................................   5.3%
              Industrials..................................  16.0%
              Information Technology.......................   9.1%
              Materials....................................  12.0%
              Real Estate..................................   3.5%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                    VALUE+
                                                                --------------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................ $5,250,063,508
                                                                --------------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.......... $5,250,063,508
                                                                ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS++
                                                  --------- ------------ ---------------
COMMON STOCKS -- (96.4%)
COMMUNICATION SERVICES -- (9.5%)
*   Alphabet, Inc., Class A......................    41,495 $ 49,750,845       1.3%
*   Alphabet, Inc., Class C......................    43,652   51,879,529       1.3%
    AT&T, Inc.................................... 1,049,508   32,492,768       0.8%
    Comcast Corp., Class A.......................   632,859   27,548,352       0.7%
*   Facebook, Inc., Class A......................   333,191   64,439,139       1.7%
*   Netflix, Inc.................................    59,889   22,191,270       0.6%
    Verizon Communications, Inc..................   572,491   32,740,760       0.9%
    Walt Disney Co. (The)........................   272,217   37,285,563       1.0%
    Other Securities.............................             69,304,610       1.6%
                                                            ------------      ----
TOTAL COMMUNICATION SERVICES.....................            387,632,836       9.9%
                                                            ------------      ----
CONSUMER DISCRETIONARY -- (10.6%)
*   Amazon.com, Inc..............................    57,607  110,981,038       2.8%
    Home Depot, Inc. (The).......................   157,438   32,070,121       0.8%
    McDonald's Corp..............................   107,945   21,326,694       0.6%
    Other Securities.............................            267,525,634       6.8%
                                                            ------------      ----
TOTAL CONSUMER DISCRETIONARY.....................            431,903,487      11.0%
                                                            ------------      ----
CONSUMER STAPLES -- (6.6%)
    Coca-Cola Co. (The)..........................   560,631   27,504,557       0.7%
    PepsiCo, Inc.................................   194,139   24,859,499       0.6%
    Philip Morris International, Inc.............   217,539   18,830,176       0.5%
    Procter & Gamble Co. (The)...................   347,358   36,986,680       1.0%
    Walmart, Inc.................................   201,176   20,688,940       0.5%
    Other Securities.............................            138,427,822       3.5%
                                                            ------------      ----
TOTAL CONSUMER STAPLES...........................            267,297,674       6.8%
                                                            ------------      ----
ENERGY -- (4.8%)
    Chevron Corp.................................   267,765   32,147,866       0.8%
    Exxon Mobil Corp.............................   593,816   47,671,548       1.2%
    Other Securities.............................            116,530,511       3.0%
                                                            ------------      ----
TOTAL ENERGY.....................................            196,349,925       5.0%
                                                            ------------      ----
FINANCIALS -- (13.7%)
    Bank of America Corp......................... 1,304,159   39,881,182       1.0%
*   Berkshire Hathaway, Inc., Class B............   272,020   58,949,454       1.5%
    Citigroup, Inc...............................   331,672   23,449,210       0.6%
    JPMorgan Chase & Co..........................   467,565   54,260,918       1.4%
    Wells Fargo & Co.............................   630,299   30,512,775       0.8%
    Other Securities.............................            348,827,725       8.9%
                                                            ------------      ----
TOTAL FINANCIALS.................................            555,881,264      14.2%
                                                            ------------      ----
HEALTH CARE -- (13.1%)
    Abbott Laboratories..........................   252,206   20,065,509       0.5%
    AbbVie, Inc..................................   215,938   17,143,318       0.4%
    Amgen, Inc...................................    89,133   15,983,330       0.4%
    Johnson & Johnson............................   371,427   52,445,492       1.3%
    Medtronic P.L.C..............................   186,734   16,583,847       0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS++
                                                                    ---------- -------------- ---------------
HEALTH CARE -- (Continued)
     Merck & Co., Inc..............................................    362,748 $   28,551,895        0.7%
     Pfizer, Inc...................................................    808,701     32,841,348        0.8%
     Thermo Fisher Scientific, Inc.................................     55,766     15,472,277        0.4%
     UnitedHealth Group, Inc.......................................    133,634     31,146,076        0.8%
     Other Securities..............................................               301,415,689        7.8%
                                                                               --------------      -----
TOTAL HEALTH CARE..................................................               531,648,781       13.5%
                                                                               --------------      -----
INDUSTRIALS -- (10.4%)
     Boeing Co. (The)..............................................     76,065     28,728,990        0.8%
     Honeywell International, Inc..................................    102,723     17,835,794        0.5%
     Union Pacific Corp............................................    103,280     18,284,691        0.5%
     United Technologies Corp......................................    115,487     16,469,601        0.4%
     Other Securities..............................................               341,048,011        8.6%
                                                                               --------------      -----
TOTAL INDUSTRIALS..................................................               422,367,087       10.8%
                                                                               --------------      -----
INFORMATION TECHNOLOGY -- (21.6%)
     Accenture P.L.C., Class A.....................................     88,816     16,224,019        0.4%
*    Adobe, Inc....................................................     69,291     20,042,422        0.5%
     Apple, Inc....................................................    663,945    133,233,843        3.4%
     Broadcom, Inc.................................................     55,985     17,825,624        0.5%
     Cisco Systems, Inc............................................    637,693     35,678,923        0.9%
     Intel Corp....................................................    636,880     32,506,355        0.8%
     International Business Machines Corp..........................    118,382     16,605,443        0.4%
     Mastercard, Inc., Class A.....................................    126,861     32,253,141        0.8%
     Microsoft Corp................................................  1,018,029    132,954,587        3.4%
     Oracle Corp...................................................    335,361     18,555,524        0.5%
*    PayPal Holdings, Inc..........................................    155,771     17,566,296        0.5%
*    salesforce.com, Inc...........................................    101,739     16,822,544        0.4%
     Texas Instruments, Inc........................................    132,090     15,564,165        0.4%
#    Visa, Inc., Class A...........................................    244,606     40,220,565        1.0%
     Other Securities..............................................               328,910,859        8.4%
                                                                               --------------      -----
TOTAL INFORMATION TECHNOLOGY.......................................               874,964,310       22.3%
                                                                               --------------      -----
MATERIALS -- (2.8%)
     Other Securities..............................................               112,083,329        2.9%
                                                                               --------------      -----
REAL ESTATE -- (0.1%)
     Other Securities..............................................                 5,591,640        0.1%
                                                                               --------------      -----
UTILITIES -- (3.2%)
     Other Securities..............................................               130,791,045        3.3%
                                                                               --------------      -----
TOTAL COMMON STOCKS................................................             3,916,511,378       99.8%
                                                                               --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
     State Street Institutional U.S. Government Money Market Fund,
       2.370%......................................................  5,973,104      5,973,104        0.2%
                                                                               --------------      -----
SECURITIES LENDING COLLATERAL -- (3.4%)
@(S) The DFA Short Term Investment Fund............................ 11,976,141    138,575,929        3.5%
                                                                               --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,039,218,449)............................................            $4,061,060,411      103.5%
                                                                               ==============      =====

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Communication Services....... $  387,632,836           --   --    $  387,632,836
   Consumer Discretionary.......    431,903,339 $        148   --       431,903,487
   Consumer Staples.............    267,297,674           --   --       267,297,674
   Energy.......................    196,349,925           --   --       196,349,925
   Financials...................    555,880,891          373   --       555,881,264
   Health Care..................    531,648,781           --   --       531,648,781
   Industrials..................    422,367,087           --   --       422,367,087
   Information Technology.......    874,964,310           --   --       874,964,310
   Materials....................    112,083,329           --   --       112,083,329
   Real Estate..................      5,591,640           --   --         5,591,640
   Utilities....................    130,791,045           --   --       130,791,045
Temporary Cash Investments......      5,973,104           --   --         5,973,104
Securities Lending Collateral...             --  138,575,929   --       138,575,929
                                 -------------- ------------   --    --------------
TOTAL........................... $3,922,483,961 $138,576,450   --    $4,061,060,411
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS++
                                                  --------- -------------- ---------------
COMMON STOCKS -- (91.3%)
COMMUNICATION SERVICES -- (3.0%)
    Other Securities.............................           $  156,352,445       3.3%
                                                            --------------      ----
CONSUMER DISCRETIONARY -- (12.1%)
*   Helen of Troy, Ltd...........................   120,833     17,399,952       0.4%
#   Kohl's Corp..................................   287,863     20,467,059       0.4%
    Macy's, Inc..................................   679,841     16,003,457       0.3%
    Marriott Vacations Worldwide Corp............   186,651     19,715,945       0.4%
    PulteGroup, Inc..............................   999,613     31,447,825       0.7%
    Toll Brothers, Inc...........................   777,321     29,615,930       0.6%
    Other Securities.............................              493,777,011      10.5%
                                                            --------------      ----
TOTAL CONSUMER DISCRETIONARY.....................              628,427,179      13.3%
                                                            --------------      ----
CONSUMER STAPLES -- (3.7%)
*   Post Holdings, Inc...........................   241,453     27,231,069       0.6%
    Other Securities.............................              162,820,704       3.4%
                                                            --------------      ----
TOTAL CONSUMER STAPLES...........................              190,051,773       4.0%
                                                            --------------      ----
ENERGY -- (6.1%)
    Helmerich & Payne, Inc.......................   295,777     17,308,870       0.4%
    HollyFrontier Corp...........................   409,728     19,556,317       0.4%
    Murphy Oil Corp..............................   583,871     15,904,646       0.3%
*   WPX Energy, Inc.............................. 1,281,782     17,803,952       0.4%
    Other Securities.............................              245,826,177       5.2%
                                                            --------------      ----
TOTAL ENERGY.....................................              316,399,962       6.7%
                                                            --------------      ----
FINANCIALS -- (27.5%)
    American Financial Group, Inc................   177,242     18,349,864       0.4%
    Assurant, Inc................................   256,107     24,330,165       0.5%
    Assured Guaranty, Ltd........................   451,046     21,514,894       0.5%
    Axis Capital Holdings, Ltd...................   302,382     17,190,417       0.4%
    CIT Group, Inc...............................   300,191     15,991,175       0.3%
    CNO Financial Group, Inc..................... 1,201,584     19,886,215       0.4%
    First American Financial Corp................   291,331     16,623,347       0.4%
    Hanover Insurance Group, Inc. (The)..........   140,426     16,936,780       0.4%
    Kemper Corp..................................   247,151     22,213,932       0.5%
#   New York Community Bancorp, Inc.............. 1,414,903     16,455,334       0.4%
    Old Republic International Corp..............   910,665     20,362,469       0.4%
#   People's United Financial, Inc............... 1,314,507     22,727,826       0.5%
    Popular, Inc.................................   315,644     18,215,815       0.4%
#   Prosperity Bancshares, Inc...................   218,643     16,100,871       0.3%
    Reinsurance Group of America, Inc............   170,010     25,758,215       0.6%
    RenaissanceRe Holdings, Ltd..................   108,094     16,793,484       0.4%
    Selective Insurance Group, Inc...............   221,700     15,809,427       0.3%
    Unum Group...................................   528,918     19,527,653       0.4%
    WR Berkley Corp..............................   324,057     19,864,694       0.4%
#   Zions Bancorp NA.............................   374,079     18,453,317       0.4%
    Other Securities.............................            1,039,908,234      21.7%
                                                            --------------      ----
TOTAL FINANCIALS.................................            1,423,014,128      30.0%
                                                            --------------      ----

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                               PERCENTAGE
                                                                     SHARES       VALUE+     OF NET ASSETS++
                                                                   ---------- -------------- ---------------
HEALTH CARE -- (3.7%)
#   Perrigo Co. P.L.C.............................................    353,963 $   16,961,907       0.4%
    Other Securities..............................................               175,409,846       3.7%
                                                                              --------------      ----
TOTAL HEALTH CARE.................................................               192,371,753       4.1%
                                                                              --------------      ----
INDUSTRIALS -- (18.6%)
*   AECOM.........................................................    587,569     19,918,589       0.4%
    AGCO Corp.....................................................    273,209     19,337,733       0.4%
    AMERCO........................................................     56,444     21,063,207       0.5%
#*  Genesee & Wyoming, Inc., Class A..............................    209,015     18,529,180       0.4%
    Jacobs Engineering Group, Inc.................................    274,803     21,418,146       0.5%
*   JetBlue Airways Corp..........................................  1,001,202     18,572,297       0.4%
    Owens Corning.................................................    335,482     17,200,162       0.4%
    Quanta Services, Inc..........................................    522,356     21,207,654       0.5%
    Other Securities..............................................               808,925,792      16.9%
                                                                              --------------      ----
TOTAL INDUSTRIALS.................................................               966,172,760      20.4%
                                                                              --------------      ----
INFORMATION TECHNOLOGY -- (10.5%)
*   Arrow Electronics, Inc........................................    406,704     34,370,555       0.7%
    Avnet, Inc....................................................    397,450     19,320,045       0.4%
*   CACI International, Inc., Class A.............................    113,624     22,149,863       0.5%
    Jabil, Inc....................................................    540,808     16,337,810       0.4%
    MKS Instruments, Inc..........................................    172,747     15,721,704       0.3%
    SYNNEX Corp...................................................    210,135     22,669,364       0.5%
*   Tech Data Corp................................................    202,316     21,568,909       0.5%
    Xerox Corp....................................................    475,398     15,859,277       0.3%
    Other Securities..............................................               378,354,790       7.9%
                                                                              --------------      ----
TOTAL INFORMATION TECHNOLOGY......................................               546,352,317      11.5%
                                                                              --------------      ----
MATERIALS -- (5.7%)
#*  Alcoa Corp....................................................    590,594     15,757,048       0.3%
    Reliance Steel & Aluminum Co..................................    236,832     21,779,071       0.5%
    Other Securities..............................................               256,463,726       5.4%
                                                                              --------------      ----
TOTAL MATERIALS...................................................               293,999,845       6.2%
                                                                              --------------      ----
REAL ESTATE -- (0.2%)
    Other Securities..............................................                 8,403,829       0.2%
                                                                              --------------      ----
UTILITIES -- (0.2%)
    Other Securities..............................................                10,315,250       0.2%
                                                                              --------------      ----
TOTAL COMMON STOCKS...............................................             4,731,861,241      99.9%
                                                                              --------------      ----
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security................................................                   507,605       0.0%
                                                                              --------------      ----
TOTAL INVESTMENT SECURITIES.......................................             4,732,368,846
                                                                              --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional U.S. Government Money Market Fund,
      2.370%...................................................... 10,367,991     10,367,991       0.2%
                                                                              --------------      ----

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS++
                                            ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (8.5%)
@(S) The DFA Short Term Investment Fund.... 37,876,830 $  438,272,798        9.3%
                                                       --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,391,444,353)....................            $5,181,009,635      109.4%
                                                       ==============      =====

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Communication Services............... $  156,352,445           --   --    $  156,352,445
   Consumer Discretionary...............    628,422,892 $      4,287   --       628,427,179
   Consumer Staples.....................    190,051,773           --   --       190,051,773
   Energy...............................    316,399,962           --   --       316,399,962
   Financials...........................  1,422,998,589       15,539   --     1,423,014,128
   Health Care..........................    192,371,753           --   --       192,371,753
   Industrials..........................    966,172,760           --   --       966,172,760
   Information Technology...............    546,343,868        8,449   --       546,352,317
   Materials............................    293,999,845           --   --       293,999,845
   Real Estate..........................      8,403,829           --   --         8,403,829
   Utilities............................     10,315,250           --   --        10,315,250
Preferred Stocks
   Communication Services...............        507,605           --   --           507,605
Temporary Cash Investments..............     10,367,991           --   --        10,367,991
Securities Lending Collateral...........             --  438,272,798   --       438,272,798
                                         -------------- ------------   --    --------------
TOTAL................................... $4,742,708,562 $438,301,073   --    $5,181,009,635
                                         ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS++
                                             --------- ------------ ---------------
COMMON STOCKS -- (89.1%)
COMMUNICATION SERVICES -- (3.4%)
#   New York Times Co. (The), Class A.......   213,321 $  7,071,591       0.2%
    Nexstar Media Group, Inc., Class A......    73,168    8,564,314       0.3%
    Telephone & Data Systems, Inc...........   201,647    6,428,506       0.2%
*   Zynga, Inc., Class A.................... 1,611,163    9,119,183       0.3%
    Other Securities........................             86,814,170       2.8%
                                                       ------------      ----
TOTAL COMMUNICATION SERVICES................            117,997,764       3.8%
                                                       ------------      ----
CONSUMER DISCRETIONARY -- (11.9%)
    Aaron's, Inc............................   116,009    6,460,541       0.2%
    American Eagle Outfitters, Inc..........   296,064    7,040,402       0.2%
    Churchill Downs, Inc....................    64,854    6,540,526       0.2%
*   Crocs, Inc..............................   238,173    6,633,118       0.2%
*   Helen of Troy, Ltd......................    49,830    7,175,520       0.2%
    Strategic Education, Inc................    49,832    7,143,417       0.2%
#   Wendy's Co. (The).......................   362,549    6,747,037       0.2%
    Other Securities........................            366,414,363      11.9%
                                                       ------------      ----
TOTAL CONSUMER DISCRETIONARY................            414,154,924      13.3%
                                                       ------------      ----
CONSUMER STAPLES -- (3.8%)
*   Darling Ingredients, Inc................   292,864    6,387,364       0.2%
#   Sanderson Farms, Inc....................    46,425    7,039,423       0.2%
    Other Securities........................            118,553,713       3.9%
                                                       ------------      ----
TOTAL CONSUMER STAPLES......................            131,980,500       4.3%
                                                       ------------      ----
ENERGY -- (4.0%)
    PBF Energy, Inc., Class A...............   218,320    7,331,186       0.2%
    Other Securities........................            131,210,678       4.3%
                                                       ------------      ----
TOTAL ENERGY................................            138,541,864       4.5%
                                                       ------------      ----
FINANCIALS -- (18.7%)
    Cathay General Bancorp..................   206,467    7,595,921       0.2%
    FirstCash, Inc..........................    83,455    8,151,884       0.3%
    Kemper Corp.............................    86,600    7,783,608       0.3%
    Primerica, Inc..........................    56,551    7,368,030       0.2%
    Radian Group, Inc.......................   324,032    7,588,829       0.2%
    Selective Insurance Group, Inc..........    96,545    6,884,624       0.2%
    TCF Financial Corp......................   354,252    7,839,597       0.3%
#   United Bankshares, Inc..................   162,418    6,373,282       0.2%
    Washington Federal, Inc.................   193,136    6,400,527       0.2%
    Other Securities........................            583,894,421      18.8%
                                                       ------------      ----
TOTAL FINANCIALS............................            649,880,723      20.9%
                                                       ------------      ----
HEALTH CARE -- (8.4%)
*   Amedisys, Inc...........................    68,500    8,755,670       0.3%
    Chemed Corp.............................    22,874    7,474,766       0.3%
*   LHC Group, Inc..........................    68,923    7,658,035       0.3%
*   Omnicell, Inc...........................    93,919    7,547,331       0.3%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED


                                                                           PERCENTAGE
                                                  SHARES      VALUE+     OF NET ASSETS++
                                                  ------- -------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.............................         $  262,407,790       8.3%
                                                          --------------      ----
TOTAL HEALTH CARE................................            293,843,592       9.5%
                                                          --------------      ----
INDUSTRIALS -- (17.8%)
*   ASGN, Inc.................................... 101,799      6,417,409       0.2%
#*  Axon Enterprise, Inc......................... 117,616      7,468,616       0.2%
    EMCOR Group, Inc.............................  88,383      7,436,546       0.2%
*   FTI Consulting, Inc..........................  76,280      6,482,274       0.2%
    Insperity, Inc...............................  57,030      6,818,507       0.2%
#   John Bean Technologies Corp..................  62,171      6,825,754       0.2%
#*  Kirby Corp...................................  79,565      6,502,052       0.2%
#*  MasTec, Inc.................................. 126,820      6,423,433       0.2%
    Regal Beloit Corp............................  84,944      7,227,036       0.2%
*   Spirit Airlines, Inc......................... 161,347      8,774,050       0.3%
    Tetra Tech, Inc.............................. 107,483      6,956,300       0.2%
    Other Securities.............................            542,446,169      17.6%
                                                          --------------      ----
TOTAL INDUSTRIALS................................            619,778,146      19.9%
                                                          --------------      ----
INFORMATION TECHNOLOGY -- (13.0%)
*   CACI International, Inc., Class A............  47,362      9,232,748       0.3%
#*  Cree, Inc.................................... 145,997      9,648,942       0.3%
#*  Euronet Worldwide, Inc.......................  49,036      7,350,006       0.2%
*   Fair Isaac Corp..............................  45,659     12,773,105       0.4%
*   LiveRamp Holdings, Inc....................... 143,216      8,353,789       0.3%
#*  Manhattan Associates, Inc.................... 114,370      7,714,256       0.3%
#   Monolithic Power Systems, Inc................  65,929     10,265,805       0.3%
    SYNNEX Corp..................................  73,232      7,900,268       0.3%
*   Tech Data Corp...............................  67,381      7,183,488       0.2%
    Other Securities.............................            371,707,528      11.9%
                                                          --------------      ----
TOTAL INFORMATION TECHNOLOGY.....................            452,129,935      14.5%
                                                          --------------      ----
MATERIALS -- (4.5%)
*   Ingevity Corp................................  56,174      6,460,572       0.2%
#   Quaker Chemical Corp.........................  33,824      7,570,488       0.3%
    Other Securities.............................            144,538,975       4.6%
                                                          --------------      ----
TOTAL MATERIALS..................................            158,570,035       5.1%
                                                          --------------      ----
REAL ESTATE -- (0.4%)
    Other Securities.............................             15,551,222       0.5%
                                                          --------------      ----
UTILITIES -- (3.2%)
    New Jersey Resources Corp.................... 145,601      7,291,698       0.2%
    Other Securities.............................            102,910,013       3.3%
                                                          --------------      ----
TOTAL UTILITIES..................................            110,201,711       3.5%
                                                          --------------      ----
TOTAL COMMON STOCKS..............................          3,102,630,416      99.8%
                                                          --------------      ----
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...............................                326,909       0.0%
                                                          --------------      ----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED


                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS++
                                                                    ---------- -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
     Other Security................................................            $          310        0.0%
                                                                               --------------      -----
TOTAL INVESTMENT SECURITIES........................................             3,102,957,635
                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     State Street Institutional U.S. Government Money Market Fund,
       2.370%......................................................  7,164,608      7,164,608        0.3%
                                                                               --------------      -----
SECURITIES LENDING COLLATERAL -- (10.7%)
@(S) The DFA Short Term Investment Fund............................ 32,023,779    370,547,143       11.9%
                                                                               --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,141,265,875)............................................            $3,480,669,386      112.0%
                                                                               ==============      =====

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Communication Services............... $  117,997,764           --   --    $  117,997,764
   Consumer Discretionary...............    414,152,387 $      2,537   --       414,154,924
   Consumer Staples.....................    131,980,500           --   --       131,980,500
   Energy...............................    138,541,864           --   --       138,541,864
   Financials...........................    649,869,738       10,985   --       649,880,723
   Health Care..........................    293,843,592           --   --       293,843,592
   Industrials..........................    619,778,146           --   --       619,778,146
   Information Technology...............    452,118,299       11,636   --       452,129,935
   Materials............................    158,570,035           --   --       158,570,035
   Real Estate..........................     15,551,222           --   --        15,551,222
   Utilities............................    110,201,711           --   --       110,201,711
Preferred Stocks
   Communication Services...............        326,909           --   --           326,909
Rights/Warrants
   Consumer Discretionary...............             --          310   --               310
Temporary Cash Investments..............      7,164,608           --   --         7,164,608
Securities Lending Collateral...........             --  370,547,143   --       370,547,143
                                         -------------- ------------   --    --------------
TOTAL................................... $3,110,096,775 $370,572,611   --    $3,480,669,386
                                         ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS++
                                                  --------- -------------- ---------------
COMMON STOCKS -- (93.2%)
COMMUNICATION SERVICES -- (7.3%)
*   Alphabet, Inc., Class A......................    34,928 $   41,877,275       0.4%
*   Alphabet, Inc., Class C......................    36,723     43,644,551       0.5%
    AT&T, Inc.................................... 2,668,735     82,624,036       0.8%
*   Charter Communications, Inc., Class A........    76,071     28,236,794       0.3%
    Comcast Corp., Class A....................... 1,995,489     86,863,636       0.9%
*   Facebook, Inc., Class A......................   291,194     56,316,920       0.6%
    Verizon Communications, Inc.................. 1,334,445     76,316,910       0.8%
    Walt Disney Co. (The)........................   623,463     85,395,727       0.9%
    Other Securities.............................              269,836,096       2.6%
                                                            --------------      ----
TOTAL COMMUNICATION SERVICES.....................              771,111,945       7.8%
                                                            --------------      ----
CONSUMER DISCRETIONARY -- (11.4%)
*   Amazon.com, Inc..............................    78,026    150,318,650       1.5%
    General Motors Co............................   614,834     23,947,784       0.3%
    Home Depot, Inc. (The).......................   222,660     45,355,842       0.5%
    Lowe's Cos., Inc.............................   216,161     24,456,456       0.3%
    Other Securities.............................              951,747,801       9.6%
                                                            --------------      ----
TOTAL CONSUMER DISCRETIONARY.....................            1,195,826,533      12.2%
                                                            --------------      ----
CONSUMER STAPLES -- (5.2%)
    Coca-Cola Co. (The)..........................   760,646     37,317,293       0.4%
    PepsiCo, Inc.................................   254,543     32,594,231       0.3%
    Procter & Gamble Co. (The)...................   458,732     48,845,783       0.5%
    Walmart, Inc.................................   364,614     37,496,904       0.4%
    Other Securities.............................              389,232,643       3.9%
                                                            --------------      ----
TOTAL CONSUMER STAPLES...........................              545,486,854       5.5%
                                                            --------------      ----
ENERGY -- (5.2%)
    Chevron Corp.................................   543,129     65,208,068       0.7%
    ConocoPhillips...............................   413,560     26,103,907       0.3%
    Exxon Mobil Corp............................. 1,161,906     93,277,814       1.0%
    Other Securities.............................              358,325,255       3.5%
                                                            --------------      ----
TOTAL ENERGY.....................................              542,915,044       5.5%
                                                            --------------      ----
FINANCIALS -- (16.6%)
    American Express Co..........................   272,571     31,953,498       0.3%
    Bank of America Corp......................... 2,305,820     70,511,976       0.7%
*   Berkshire Hathaway, Inc., Class B............   371,183     80,439,068       0.8%
    Citigroup, Inc...............................   630,926     44,606,468       0.5%
    JPMorgan Chase & Co.......................... 1,060,963    123,124,756       1.3%
    U.S. Bancorp.................................   445,407     23,749,101       0.3%
    Wells Fargo & Co............................. 1,393,576     67,463,014       0.7%
    Other Securities.............................            1,305,206,853      13.2%
                                                            --------------      ----
TOTAL FINANCIALS.................................            1,747,054,734      17.8%
                                                            --------------      ----
HEALTH CARE -- (10.4%)
    Amgen, Inc...................................   138,369     24,812,329       0.3%
    CVS Health Corp..............................   437,696     23,801,908       0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS++
                                                  ---------- -------------- ---------------
HEALTH CARE -- (Continued)
    Johnson & Johnson............................    559,909 $   79,059,151       0.8%
    Merck & Co., Inc.............................    600,469     47,262,915       0.5%
    Pfizer, Inc..................................  1,624,161     65,957,178       0.7%
    Thermo Fisher Scientific, Inc................     99,017     27,472,267       0.3%
    UnitedHealth Group, Inc......................    234,939     54,757,233       0.6%
    Other Securities.............................               774,048,087       7.6%
                                                             --------------      ----
TOTAL HEALTH CARE................................             1,097,171,068      11.1%
                                                             --------------      ----
INDUSTRIALS -- (13.3%)
    Boeing Co. (The).............................     78,395     29,609,008       0.3%
    Caterpillar, Inc.............................    168,010     23,423,954       0.2%
    CSX Corp.....................................    311,864     24,833,730       0.3%
    Honeywell International, Inc.................    133,998     23,266,073       0.2%
    Union Pacific Corp...........................    237,535     42,053,196       0.4%
    United Technologies Corp.....................    241,232     34,402,095       0.4%
    Other Securities.............................             1,227,325,038      12.5%
                                                             --------------      ----
TOTAL INDUSTRIALS................................             1,404,913,094      14.3%
                                                             --------------      ----
INFORMATION TECHNOLOGY -- (17.6%)
    Apple, Inc...................................  1,193,559    239,511,485       2.4%
    Cisco Systems, Inc...........................  1,030,168     57,637,900       0.6%
    Intel Corp...................................  1,852,635     94,558,490       1.0%
    International Business Machines Corp.........    204,954     28,748,898       0.3%
    Mastercard, Inc., Class A....................    173,588     44,133,013       0.5%
*   Micron Technology, Inc.......................    649,261     27,307,918       0.3%
    Microsoft Corp...............................  1,397,830    182,556,598       1.9%
    NVIDIA Corp..................................    138,723     25,108,863       0.3%
    Oracle Corp..................................    481,175     26,623,413       0.3%
    QUALCOMM, Inc................................    407,518     35,099,525       0.4%
    Visa, Inc., Class A..........................    350,018     57,553,460       0.6%
    Other Securities.............................             1,030,854,699      10.2%
                                                             --------------      ----
TOTAL INFORMATION TECHNOLOGY.....................             1,849,694,262      18.8%
                                                             --------------      ----
MATERIALS -- (4.0%)
    Other Securities.............................               420,913,803       4.3%
                                                             --------------      ----
REAL ESTATE -- (0.4%)
    Other Securities.............................                38,251,219       0.4%
                                                             --------------      ----
UTILITIES -- (1.8%)
    Other Securities.............................               194,044,341       2.0%
                                                             --------------      ----
TOTAL COMMON STOCKS..............................             9,807,382,897      99.7%
                                                             --------------      ----
PREFERRED STOCKS -- (0.0%)

COMMUNICATION SERVICES -- (0.0%)
    Other Security...............................                   243,904       0.0%
                                                             --------------      ----
TOTAL INVESTMENT SECURITIES......................             9,807,626,801
                                                             --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional U.S. Government
      Money Market Fund, 2.370%.................. 30,639,509     30,639,509       0.3%
                                                             --------------      ----

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED


                                                                                PERCENTAGE
                                                     SHARES       VALUE+      OF NET ASSETS++
                                                   ---------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (6.5%)
@(S) The DFA Short Term Investment Fund........... 59,613,067 $   689,782,801        7.0%
                                                              ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $6,301,046,209)...........................            $10,528,049,111      107.0%
                                                              ===============      =====

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------------------
                                                 LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                              -------------- ------------ ------- ---------------
Common Stocks
   Communication Services.................... $  771,111,945           --   --    $   771,111,945
   Consumer Discretionary....................  1,195,825,017 $      1,516   --      1,195,826,533
   Consumer Staples..........................    545,486,854           --   --        545,486,854
   Energy....................................    542,915,044           --   --        542,915,044
   Financials................................  1,747,050,573        4,161   --      1,747,054,734
   Health Care...............................  1,097,171,068           --   --      1,097,171,068
   Industrials...............................  1,404,913,094           --   --      1,404,913,094
   Information Technology....................  1,849,694,262           --   --      1,849,694,262
   Materials.................................    420,913,803           --   --        420,913,803
   Real Estate...............................     38,251,219           --   --         38,251,219
   Utilities.................................    194,044,341           --   --        194,044,341
Preferred Stocks
   Communication Services....................        243,904           --   --            243,904
Temporary Cash Investments...................     30,639,509           --   --         30,639,509
Securities Lending Collateral................             --  689,782,801   --        689,782,801
                                              -------------- ------------   --    ---------------
TOTAL........................................ $9,838,260,633 $689,788,478   --    $10,528,049,111
                                              ============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                   PERCENTAGE
                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       --------- ------------------------------- ---------------
COMMON STOCKS -- (98.6%)
AUSTRALIA -- (5.8%)
    Australia & New Zealand Banking Group, Ltd........ 3,010,395          $ 57,753,153                 1.5%
    National Australia Bank, Ltd...................... 1,249,963            22,318,125                 0.6%
    Woodside Petroleum, Ltd...........................   744,102            18,550,258                 0.5%
    Other Securities..................................                     125,977,465                 3.1%
                                                                          ------------                 ---
TOTAL AUSTRALIA.......................................                     224,599,001                 5.7%
                                                                          ------------                 ---
AUSTRIA -- (0.1%)
    Other Securities..................................                       4,570,162                 0.1%
                                                                          ------------                 ---
BELGIUM -- (1.1%)
    Other Securities..................................                      44,330,866                 1.1%
                                                                          ------------                 ---
CANADA -- (8.3%)
    Bank of Montreal..................................   423,189            33,419,235                 0.9%
    Canadian Natural Resources, Ltd................... 1,036,236            31,066,355                 0.8%
    Suncor Energy, Inc................................ 1,412,388            46,590,870                 1.2%
    Other Securities..................................                     210,587,037                 5.3%
                                                                          ------------                 ---
TOTAL CANADA..........................................                     321,663,497                 8.2%
                                                                          ------------                 ---
DENMARK -- (1.8%)
    Vestas Wind Systems A.S...........................   222,153            20,101,262                 0.5%
    Other Securities..................................                      48,219,034                 1.2%
                                                                          ------------                 ---
TOTAL DENMARK.........................................                      68,320,296                 1.7%
                                                                          ------------                 ---
FINLAND -- (0.9%)
    Other Securities..................................                      33,912,747                 0.9%
                                                                          ------------                 ---
FRANCE -- (9.9%)
    BNP Paribas SA....................................   550,285            29,293,372                 0.7%
    Cie de Saint-Gobain...............................   475,996            19,515,812                 0.5%
    Cie Generale des Etablissements Michelin SCA......   209,836            27,134,002                 0.7%
    Orange SA......................................... 1,734,362            27,105,566                 0.7%
    Peugeot SA........................................   931,406            24,420,419                 0.6%
#   Total SA.......................................... 2,033,537           113,045,868                 2.9%
    Other Securities..................................                     140,875,343                 3.6%
                                                                          ------------                 ---
TOTAL FRANCE..........................................                     381,390,382                 9.7%
                                                                          ------------                 ---
GERMANY -- (6.7%)
    Bayer AG..........................................   471,399            31,364,444                 0.8%
    Bayerische Motoren Werke AG.......................   357,806            30,523,866                 0.8%
    Daimler AG........................................   990,591            65,018,407                 1.6%
    Deutsche Telekom AG............................... 1,350,731            22,631,363                 0.6%
    Other Securities..................................                     109,951,673                 2.8%
                                                                          ------------                 ---
TOTAL GERMANY.........................................                     259,489,753                 6.6%
                                                                          ------------                 ---
HONG KONG -- (3.5%)
    CK Hutchison Holdings, Ltd........................ 2,105,348            22,135,438                 0.6%
    Sun Hung Kai Properties, Ltd...................... 1,360,934            23,487,461                 0.6%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED


                                                                                        PERCENTAGE
                                             SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                           ---------- ------------------------------- ---------------
HONG KONG -- (Continued)
    Other Securities......................                     $ 88,772,545                 2.2%
                                                               ------------                ----
TOTAL HONG KONG...........................                      134,395,444                 3.4%
                                                               ------------                ----
IRELAND -- (0.3%)
    Other Securities......................                       13,231,836                 0.3%
                                                               ------------                ----
ISRAEL -- (0.5%)
    Other Securities......................                       20,213,735                 0.5%
                                                               ------------                ----
ITALY -- (2.1%)
    Intesa Sanpaolo SpA...................  8,083,542            21,179,012                 0.5%
    Other Securities......................                       62,023,527                 1.6%
                                                               ------------                ----
TOTAL ITALY...............................                       83,202,539                 2.1%
                                                               ------------                ----
JAPAN -- (21.8%)
    Hitachi, Ltd..........................    801,900            26,669,771                 0.7%
    Honda Motor Co., Ltd..................  1,399,700            39,055,733                 1.0%
    Mitsubishi Corp.......................    761,900            20,988,573                 0.5%
    Mitsubishi UFJ Financial Group, Inc...  3,959,034            19,642,847                 0.5%
    Sumitomo Mitsui Financial Group, Inc..    807,327            29,343,270                 0.8%
    Toyota Motor Corp.....................  1,224,488            75,808,594                 1.9%
    Other Securities......................                      630,993,502                16.1%
                                                               ------------                ----
TOTAL JAPAN...............................                      842,502,290                21.5%
                                                               ------------                ----
NETHERLANDS -- (3.7%)
    ING Groep NV..........................  1,741,138            22,216,966                 0.6%
    Koninklijke Ahold Delhaize NV.........  1,350,935            32,559,671                 0.8%
    Koninklijke DSM NV....................    201,748            23,074,250                 0.6%
    Other Securities......................                       64,224,354                 1.6%
                                                               ------------                ----
TOTAL NETHERLANDS.........................                      142,075,241                 3.6%
                                                               ------------                ----
NEW ZEALAND -- (0.2%)
    Other Securities......................                        7,890,795                 0.2%
                                                               ------------                ----
NORWAY -- (0.9%)
    Other Securities......................                       33,084,087                 0.8%
                                                               ------------                ----
PORTUGAL -- (0.0%)
    Other Security........................                        1,881,420                 0.1%
                                                               ------------                ----
SINGAPORE -- (1.1%)
    Other Securities......................                       42,835,378                 1.1%
                                                               ------------                ----
SPAIN -- (2.8%)
    Banco Santander SA.................... 14,084,176            71,397,976                 1.8%
    Repsol SA.............................  1,100,495            18,673,970                 0.5%
    Other Securities......................                       17,832,918                 0.5%
                                                               ------------                ----
TOTAL SPAIN...............................                      107,904,864                 2.8%
                                                               ------------                ----
SWEDEN -- (2.3%)
    Other Securities......................                       89,933,164                 2.3%
                                                               ------------                ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED


                                                                                                     PERCENTAGE
                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                        ---------- ------------------------------- ---------------
SWITZERLAND -- (8.9%)
     Cie Financiere Richemont SA.......................    400,427         $   29,272,152                0.7%
     Novartis AG.......................................    660,996             54,162,056                1.4%
     Novartis AG, Sponsored ADR........................    294,324             24,202,263                0.6%
     Swiss Re AG.......................................    186,440             17,950,033                0.5%
     UBS Group AG......................................  1,928,511             25,860,283                0.7%
     Zurich Insurance Group AG.........................    134,082             42,741,015                1.1%
     Other Securities..................................                       148,942,140                3.8%
                                                                           --------------               ----
TOTAL SWITZERLAND......................................                       343,129,942                8.8%
                                                                           --------------               ----
UNITED KINGDOM -- (15.7%)
     Anglo American P.L.C..............................  1,360,585             35,306,772                0.9%
     Aviva P.L.C.......................................  4,995,385             28,054,717                0.7%
     BP P.L.C., Sponsored ADR..........................  1,541,046             67,389,953                1.7%
     British American Tobacco P.L.C....................    795,834             31,156,041                0.8%
     Glencore P.L.C....................................  9,178,897             36,417,804                0.9%
     HSBC Holdings P.L.C., Sponsored ADR...............  1,195,522             52,088,894                1.3%
     Lloyds Banking Group P.L.C........................ 60,864,404             49,777,044                1.3%
     Royal Dutch Shell P.L.C., Sponsored ADR, Class A..  1,024,535             65,088,692                1.7%
     Royal Dutch Shell P.L.C., Sponsored ADR, Class B..    946,894             61,443,952                1.6%
     Vodafone Group P.L.C.............................. 20,021,313             37,137,010                1.0%
     Other Securities..................................                       141,146,495                3.5%
                                                                           --------------               ----
TOTAL UNITED KINGDOM...................................                       605,007,374               15.4%
                                                                           --------------               ----
UNITED STATES -- (0.2%)
     Other Securities..................................                         6,416,588                0.2%
                                                                           --------------               ----
TOTAL COMMON STOCKS....................................                     3,811,981,401               97.1%
                                                                           --------------               ----
PREFERRED STOCKS -- (1.2%)

GERMANY -- (1.2%)
     Volkswagen AG.....................................    203,812             35,586,001                0.9%
     Other Securities..................................                        10,806,811                0.3%
                                                                           --------------               ----
TOTAL GERMANY..........................................                        46,392,812                1.2%
                                                                           --------------               ----
TOTAL INVESTMENT SECURITIES............................                     3,858,374,213
                                                                           --------------

                                                                               VALUE+
                                                                   -------------------------------
SECURITIES LENDING COLLATERAL -- (0.2%)
@(S) The DFA Short Term Investment Fund................    542,010              6,271,602                0.2%
                                                                           --------------               ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,614,055,695)................................                    $3,864,645,815               98.5%
                                                                           ==============               ====

As of April 30, 2019, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    190     06/21/19  $26,353,093 $28,010,750   $1,657,657
                                                                        ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...........................                      $26,353,093 $28,010,750   $1,657,657
                                                                        =========== ===========   ==========

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
   Australia............................ $    214,103 $  224,384,898   --    $  224,599,001
   Austria..............................           --      4,570,162   --         4,570,162
   Belgium..............................           --     44,330,866   --        44,330,866
   Canada...............................  321,663,497             --   --       321,663,497
   Denmark..............................      606,478     67,713,818   --        68,320,296
   Finland..............................           --     33,912,747   --        33,912,747
   France...............................           --    381,390,382   --       381,390,382
   Germany..............................    5,956,085    253,533,668   --       259,489,753
   Hong Kong............................           --    134,395,444   --       134,395,444
   Ireland..............................    4,106,814      9,125,022   --        13,231,836
   Israel...............................           --     20,213,735   --        20,213,735
   Italy................................    4,758,555     78,443,984   --        83,202,539
   Japan................................    9,435,092    833,067,198   --       842,502,290
   Netherlands..........................    7,825,456    134,249,785   --       142,075,241
   New Zealand..........................           --      7,890,795   --         7,890,795
   Norway...............................    1,234,052     31,850,035   --        33,084,087
   Portugal.............................           --      1,881,420   --         1,881,420
   Singapore............................           --     42,835,378   --        42,835,378
   Spain................................       10,379    107,894,485   --       107,904,864
   Sweden...............................           --     89,933,164   --        89,933,164
   Switzerland..........................   40,797,788    302,332,154   --       343,129,942
   United Kingdom.......................  285,189,566    319,817,808   --       605,007,374
   United States........................    6,416,588             --   --         6,416,588
Preferred Stocks
   Germany..............................           --     46,392,812   --        46,392,812
Securities Lending Collateral...........           --      6,271,602   --         6,271,602
Futures Contracts**.....................    1,657,657             --   --         1,657,657
                                         ------------ --------------   --    --------------
TOTAL................................... $689,872,110 $3,176,431,362   --    $3,866,303,472
                                         ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                    PERCENTAGE
                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       ---------- ------------------------------- ---------------
COMMON STOCKS -- (98.8%)
AUSTRALIA -- (4.6%)
    BHP Group, Ltd....................................    414,517          $ 10,969,091                 0.3%
    Commonwealth Bank of Australia....................    143,493             7,541,305                 0.2%
    Macquarie Group, Ltd..............................     70,545             6,704,200                 0.2%
    Westpac Banking Corp..............................    367,982             7,148,565                 0.2%
    Other Securities..................................                      150,176,602                 3.7%
                                                                           ------------                 ---
TOTAL AUSTRALIA.......................................                      182,539,763                 4.6%
                                                                           ------------                 ---
AUSTRIA -- (0.4%)
    Other Securities..................................                       16,581,482                 0.4%
                                                                           ------------                 ---
BELGIUM -- (0.8%)
    Other Securities..................................                       30,475,723                 0.8%
                                                                           ------------                 ---
BRAZIL -- (1.7%)
    Vale SA...........................................    552,353             7,057,427                 0.2%
    Other Securities..................................                       58,233,799                 1.5%
                                                                           ------------                 ---
TOTAL BRAZIL..........................................                       65,291,226                 1.7%
                                                                           ------------                 ---
CANADA -- (6.5%)
    Canadian Natural Resources, Ltd...................    241,723             7,246,856                 0.2%
    Suncor Energy, Inc................................    185,607             6,125,031                 0.2%
    Other Securities..................................                      241,899,105                 6.1%
                                                                           ------------                 ---
TOTAL CANADA..........................................                      255,270,992                 6.5%
                                                                           ------------                 ---
CHILE -- (0.3%)
    Other Securities..................................                       11,567,513                 0.3%
                                                                           ------------                 ---
CHINA -- (8.5%)
*   Alibaba Group Holding, Ltd., Sponsored ADR........     47,138             8,747,399                 0.2%
    China Construction Bank Corp., Class H............ 15,486,200            13,652,096                 0.4%
    China Mobile, Ltd.................................    770,500             7,351,650                 0.2%
    China Overseas Land & Investment, Ltd.............  1,624,827             6,087,661                 0.2%
    Industrial & Commercial Bank of China, Ltd.,
      Class H.........................................  8,824,460             6,637,404                 0.2%
    Ping An Insurance Group Co. of China, Ltd.,
      Class H.........................................    833,000            10,083,179                 0.3%
    Tencent Holdings, Ltd.............................    300,000            14,786,293                 0.4%
    Other Securities..................................                      267,130,369                 6.6%
                                                                           ------------                 ---
TOTAL CHINA...........................................                      334,476,051                 8.5%
                                                                           ------------                 ---
COLOMBIA -- (0.1%)
    Other Securities..................................                        3,599,086                 0.1%
                                                                           ------------                 ---
CZECH REPUBLIC -- (0.1%)
    Other Securities..................................                        1,840,669                 0.0%
                                                                           ------------                 ---
DENMARK -- (1.3%)
    Other Securities..................................                       52,514,283                 1.3%
                                                                           ------------                 ---
EGYPT -- (0.0%)
    Other Securities..................................                          300,270                 0.0%
                                                                           ------------                 ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED


                                                                                                 PERCENTAGE
                                                       SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       ------- ------------------------------- ---------------
FINLAND -- (1.2%)
    Other Securities..................................                  $ 46,911,125                 1.2%
                                                                        ------------                 ---
FRANCE -- (5.9%)
    Cie Generale des Etablissements Michelin SCA......  50,834             6,573,371                 0.2%
    LVMH Moet Hennessy Louis Vuitton SE...............  20,296             7,968,557                 0.2%
    Orange SA......................................... 418,276             6,537,048                 0.2%
    Peugeot SA........................................ 246,391             6,460,095                 0.2%
    Total SA.......................................... 288,924            16,061,505                 0.4%
    Vinci SA..........................................  59,854             6,045,031                 0.2%
    Other Securities..................................                   181,650,205                 4.5%
                                                                        ------------                 ---
TOTAL FRANCE..........................................                   231,295,812                 5.9%
                                                                        ------------                 ---
GERMANY -- (5.3%)
    Allianz SE........................................  35,978             8,696,390                 0.2%
    BASF SE........................................... 153,754            12,552,621                 0.3%
    Bayerische Motoren Werke AG.......................  73,155             6,240,738                 0.2%
    Daimler AG........................................ 200,918            13,187,449                 0.3%
    Deutsche Telekom AG............................... 519,957             8,711,828                 0.2%
    Other Securities..................................                   158,583,112                 4.1%
                                                                        ------------                 ---
TOTAL GERMANY.........................................                   207,972,138                 5.3%
                                                                        ------------                 ---
GREECE -- (0.1%)
    Other Securities..................................                     2,570,614                 0.1%
                                                                        ------------                 ---
HONG KONG -- (2.2%)
    AIA Group, Ltd.................................... 829,400             8,492,588                 0.2%
    Other Securities..................................                    79,025,682                 2.0%
                                                                        ------------                 ---
TOTAL HONG KONG.......................................                    87,518,270                 2.2%
                                                                        ------------                 ---
HUNGARY -- (0.1%)
    Other Securities..................................                     3,931,105                 0.1%
                                                                        ------------                 ---
INDIA -- (2.8%)
    Other Securities..................................                   111,532,165                 2.8%
                                                                        ------------                 ---
INDONESIA -- (0.6%)
    Other Securities..................................                    24,181,865                 0.6%
                                                                        ------------                 ---
IRELAND -- (0.5%)
    Other Securities..................................                    19,650,141                 0.5%
                                                                        ------------                 ---
ISRAEL -- (0.5%)
    Other Securities..................................                    21,514,344                 0.5%
                                                                        ------------                 ---
ITALY -- (2.1%)
    Eni SpA........................................... 387,838             6,609,201                 0.2%
    Other Securities..................................                    75,312,783                 1.9%
                                                                        ------------                 ---
TOTAL ITALY...........................................                    81,921,984                 2.1%
                                                                        ------------                 ---
JAPAN -- (16.3%)
    Honda Motor Co., Ltd.............................. 249,900             6,972,943                 0.2%
    SoftBank Group Corp...............................  70,596             7,485,387                 0.2%
    Toyota Motor Corp................................. 270,373            16,738,912                 0.5%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED


                                                                                                   PERCENTAGE
                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       --------- ------------------------------- ---------------
JAPAN -- (Continued)
    Other Securities..................................                    $610,754,031                15.3%
                                                                          ------------                ----
TOTAL JAPAN...........................................                     641,951,273                16.2%
                                                                          ------------                ----
MALAYSIA -- (0.6%)
    Other Securities..................................                      24,753,716                 0.6%
                                                                          ------------                ----
MEXICO -- (0.8%)
    Other Securities..................................                      29,539,153                 0.7%
                                                                          ------------                ----
NETHERLANDS -- (2.1%)
    Other Securities..................................                      81,462,142                 2.1%
                                                                          ------------                ----
NEW ZEALAND -- (0.3%)
    Other Securities..................................                      13,401,093                 0.3%
                                                                          ------------                ----
NORWAY -- (0.7%)
    Other Securities..................................                      27,081,517                 0.7%
                                                                          ------------                ----
PERU -- (0.0%)
    Other Securities..................................                         816,570                 0.0%
                                                                          ------------                ----
PHILIPPINES -- (0.3%)
    Other Securities..................................                      11,243,534                 0.3%
                                                                          ------------                ----
POLAND -- (0.3%)
    Other Securities..................................                      12,302,778                 0.3%
                                                                          ------------                ----
PORTUGAL -- (0.2%)
    Other Securities..................................                       7,279,736                 0.2%
                                                                          ------------                ----
RUSSIA -- (0.3%)
    Other Securities..................................                      12,127,285                 0.3%
                                                                          ------------                ----
SINGAPORE -- (0.8%)
    Other Securities..................................                      30,039,391                 0.8%
                                                                          ------------                ----
SOUTH AFRICA -- (1.9%)
    Other Securities..................................                      73,042,522                 1.8%
                                                                          ------------                ----
SOUTH KOREA -- (3.8%)
    Samsung Electronics Co., Ltd......................   475,156            18,681,810                 0.5%
    Samsung Electronics Co., Ltd., GDR................     9,769             9,670,262                 0.3%
    Other Securities..................................                     122,453,275                 3.0%
                                                                          ------------                ----
TOTAL SOUTH KOREA.....................................                     150,805,347                 3.8%
                                                                          ------------                ----
SPAIN -- (1.8%)
    Banco Santander SA................................ 1,507,399             7,641,573                 0.2%
    Iberdrola S.A.....................................   826,824             7,513,675                 0.2%
    Other Securities..................................                      54,007,674                 1.4%
                                                                          ------------                ----
TOTAL SPAIN...........................................                      69,162,922                 1.8%
                                                                          ------------                ----
SWEDEN -- (2.0%)
    Other Securities..................................                      80,350,887                 2.0%
                                                                          ------------                ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED


                                                                                                   PERCENTAGE
                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       --------- ------------------------------- ---------------
SWITZERLAND -- (4.5%)
    Nestle SA.........................................   261,736         $   25,199,315                0.7%
    Novartis AG, Sponsored ADR........................   118,999              9,785,288                0.3%
    Roche Holding AG..................................    49,283             13,003,974                0.3%
    Zurich Insurance Group AG.........................    18,766              5,981,995                0.2%
    Other Securities..................................                      123,445,532                3.0%
                                                                         --------------               ----
TOTAL SWITZERLAND.....................................                      177,416,104                4.5%
                                                                         --------------               ----
TAIWAN -- (4.0%)
    Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR...................................   242,374             10,620,829                0.3%
    Other Securities..................................                      146,276,991                3.7%
                                                                         --------------               ----
TOTAL TAIWAN..........................................                      156,897,820                4.0%
                                                                         --------------               ----
THAILAND -- (0.7%)
    Other Securities..................................                       28,491,428                0.7%
                                                                         --------------               ----
TURKEY -- (0.2%)
    Other Securities..................................                        8,081,726                0.2%
                                                                         --------------               ----
UNITED KINGDOM -- (11.6%)
    Anglo American P.L.C..............................   444,183             11,526,415                0.3%
    BP P.L.C., Sponsored ADR..........................   513,940             22,474,600                0.6%
    Glencore P.L.C.................................... 1,818,167              7,213,683                0.2%
    HSBC Holdings P.L.C., Sponsored ADR...............   300,322             13,085,029                0.3%
    Lloyds Banking Group P.L.C........................ 7,881,167              6,445,495                0.2%
    Rio Tinto P.L.C., Sponsored ADR...................   118,367              6,971,816                0.2%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A..   181,989             11,561,745                0.3%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class B..   143,548              9,314,830                0.2%
    Vodafone Group P.L.C.............................. 3,346,848              6,207,982                0.2%
    Other Securities..................................                      363,237,964                9.1%
                                                                         --------------               ----
TOTAL UNITED KINGDOM..................................                      458,039,559               11.6%
                                                                         --------------               ----
UNITED STATES -- (0.0%)
    Other Securities..................................                        1,371,718                0.0%
                                                                         --------------               ----
TOTAL COMMON STOCKS...................................                    3,889,114,842               98.4%
                                                                         --------------               ----
PREFERRED STOCKS -- (0.9%)

BRAZIL -- (0.5%)
    Other Securities..................................                       16,855,311                0.4%
                                                                         --------------               ----
CHILE -- (0.0%)
    Other Securities..................................                          243,251                0.0%
                                                                         --------------               ----
COLOMBIA -- (0.0%)
    Other Securities..................................                          672,743                0.0%
                                                                         --------------               ----
GERMANY -- (0.4%)
    Volkswagen AG.....................................    46,130              8,054,394                0.2%
    Other Securities..................................                        8,521,272                0.2%
                                                                         --------------               ----
TOTAL GERMANY.........................................                       16,575,666                0.4%
                                                                         --------------               ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                        ------- ------------------------------- ---------------
SOUTH KOREA -- (0.0%)
     Other Security....................................                 $       38,796                0.0%
                                                                        --------------               ----
UNITED KINGDOM -- (0.0%)
     Other Security....................................                         25,851                0.0%
                                                                        --------------               ----
TOTAL PREFERRED STOCKS.................................                     34,411,618                0.8%
                                                                        --------------               ----
RIGHTS/WARRANTS -- (0.0%)
     Other Securities..................................                        263,661                0.0%
                                                                        --------------               ----
TOTAL INVESTMENT SECURITIES............................                  3,923,790,121
                                                                        --------------

                                                                            VALUE+
                                                                -------------------------------
SECURITIES LENDING COLLATERAL -- (0.3%)
@(S) The DFA Short Term Investment Fund................ 999,174             11,561,437                0.3%
                                                                        --------------               ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,366,261,989)................................                 $3,935,351,558               99.5%
                                                                        ==============               ====

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------
                                           LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         ------------ ------------- ------- -------------
Common Stocks
   Australia............................ $  2,990,755 $ 179,549,008   --    $ 182,539,763
   Austria..............................           --    16,581,482   --       16,581,482
   Belgium..............................    1,192,544    29,283,179   --       30,475,723
   Brazil...............................   65,291,226            --   --       65,291,226
   Canada...............................  254,633,694       637,298   --      255,270,992
   Chile................................   11,567,513            --   --       11,567,513
   China................................   43,264,929   291,211,122   --      334,476,051
   Colombia.............................    3,599,086            --   --        3,599,086
   Czech Republic.......................           --     1,840,669   --        1,840,669
   Denmark..............................    1,175,309    51,338,974   --       52,514,283
   Egypt................................      134,872       165,398   --          300,270
   Finland..............................      183,695    46,727,430   --       46,911,125
   France...............................    2,620,100   228,675,712   --      231,295,812
   Germany..............................    7,465,463   200,506,675   --      207,972,138
   Greece...............................           --     2,570,614   --        2,570,614
   Hong Kong............................      343,119    87,175,151   --       87,518,270
   Hungary..............................           --     3,931,105   --        3,931,105
   India................................    3,867,842   107,664,323   --      111,532,165
   Indonesia............................      331,018    23,850,847   --       24,181,865
   Ireland..............................    5,010,249    14,639,892   --       19,650,141
   Israel...............................    1,898,971    19,615,373   --       21,514,344
   Italy................................    2,444,622    79,477,362   --       81,921,984
   Japan................................   13,809,450   628,141,823   --      641,951,273
   Malaysia.............................           --    24,753,716   --       24,753,716
   Mexico...............................   29,538,501           652   --       29,539,153
   Netherlands..........................   13,933,122    67,529,020   --       81,462,142
   New Zealand..........................       43,303    13,357,790   --       13,401,093
   Norway...............................      934,536    26,146,981   --       27,081,517
   Peru.................................      816,570            --   --          816,570

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED


                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
   Philippines.......................... $    123,500 $   11,120,034   --    $   11,243,534
   Poland...............................           --     12,302,778   --        12,302,778
   Portugal.............................           --      7,279,736   --         7,279,736
   Russia...............................    5,371,676      6,755,609   --        12,127,285
   Singapore............................           --     30,039,391   --        30,039,391
   South Africa.........................    7,382,789     65,659,733   --        73,042,522
   South Korea..........................    5,849,699    144,955,648   --       150,805,347
   Spain................................    2,817,772     66,345,150   --        69,162,922
   Sweden...............................      429,545     79,921,342   --        80,350,887
   Switzerland..........................   19,161,351    158,254,753   --       177,416,104
   Taiwan...............................   11,434,731    145,463,089   --       156,897,820
   Thailand.............................   28,479,050         12,378   --        28,491,428
   Turkey...............................       47,800      8,033,926   --         8,081,726
   United Kingdom.......................   94,665,280    363,374,279   --       458,039,559
   United States........................    1,349,849         21,869   --         1,371,718
Preferred Stocks
   Brazil...............................   16,855,311             --   --        16,855,311
   Chile................................      243,251             --   --           243,251
   Colombia.............................      672,743             --   --           672,743
   Germany..............................           --     16,575,666   --        16,575,666
   South Korea..........................           --         38,796   --            38,796
   United Kingdom.......................           --         25,851   --            25,851
Rights/Warrants
   Brazil...............................           --          1,297   --             1,297
   Canada...............................           --         44,542   --            44,542
   Hong Kong............................           --            288   --               288
   India................................           --        132,213   --           132,213
   Indonesia............................           --         16,973   --            16,973
   South Korea..........................           --         34,625   --            34,625
   Sweden...............................           --         29,101   --            29,101
   Switzerland..........................           --          4,622   --             4,622
Securities Lending Collateral...........           --     11,561,437   --        11,561,437
                                         ------------ --------------   --    --------------
TOTAL................................... $661,974,836 $3,273,376,722   --    $3,935,351,558
                                         ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               TAX-MANAGED
                                                                  U.S.        TAX-MANAGED     TAX-MANAGED     TAX-MANAGED
                                                               MARKETWIDE     U.S. EQUITY    U.S. TARGETED   U.S. SMALL CAP
                                                             VALUE PORTFOLIO  PORTFOLIO*    VALUE PORTFOLIO*  PORTFOLIO+,*
                                                             --------------- -------------- ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value....... $    5,250,064              --              --              --
Investments at Value (including $0, $217,784, $600,133 and
  $568,022 of securities on loan, respectively).............             --  $    3,916,511  $    4,732,369  $    3,102,957
Temporary Cash Investments at Value & Cost..................             --           5,973          10,368           7,165
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $138,561, $438,224 and
  $370,509).................................................             --         138,576         438,273         370,547
Receivables:
   Investment Securities/Affiliated Investment Company
     Sold...................................................             --              --             788           4,993
   Dividends and Interest...................................             --           3,108           1,633             743
   Securities Lending Income................................             --              41             100             177
   Fund Shares Sold.........................................          2,144             928           1,133             591
Prepaid Expenses and Other Assets...........................             64              43             123              65
                                                             --------------  --------------  --------------  --------------
       Total Assets.........................................      5,252,272       4,065,180       5,184,787       3,487,238
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --         138,563         438,215         370,533
   Investment Securities/Affiliated Investment Company
     Purchased..............................................             --             294           5,604           4,768
   Fund Shares Redeemed.....................................          1,717           1,173           1,183           1,797
   Due to Advisor...........................................            639             607           1,615           1,003
Accrued Expenses and Other Liabilities......................            130             338             433             283
                                                             --------------  --------------  --------------  --------------
       Total Liabilities....................................          2,486         140,975         447,050         378,384
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    5,249,786  $    3,924,205  $    4,737,737  $    3,108,854
                                                             ==============  ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................    172,282,354     123,294,210     135,355,828      72,424,663
                                                             ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE........................................... $        30.47  $        31.83  $        35.00  $        42.92
                                                             ==============  ==============  ==============  ==============
Investments at Cost.........................................            N/A  $    1,894,685  $    2,942,852  $    1,763,592
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    2,854,761  $    1,892,152  $    2,898,714  $    1,734,103
Total Distributable Earnings (Loss).........................      2,395,025       2,032,053       1,839,023       1,374,751
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    5,249,786  $    3,924,205  $    4,737,737  $    3,108,854
                                                             ==============  ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED.............................  1,700,000,000   1,500,000,000   1,700,000,000   1,500,000,000
                                                             ==============  ==============  ==============  ==============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
+ See Note C to the Financial Statements for additional information about the Due to Advisor payable.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                    TAX-MANAGED    T.A. WORLD EX
                                                                                   T.A. U.S. CORE       DFA          U.S. CORE
                                                                                      EQUITY 2     INTERNATIONAL      EQUITY
                                                                                     PORTFOLIO*   VALUE PORTFOLIO*  PORTFOLIO*
                                                                                   -------------- ---------------- --------------
ASSETS:
Investments at Value (including $1,008,148, $18,482 and $42,358 of securities
  on loan, respectively).......................................................... $    9,807,627  $    3,858,374  $    3,923,790
Temporary Cash Investments at Value & Cost........................................         30,640              --              --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
  of $689,724, $6,272 and $11,559)................................................        689,783           6,272          11,561
Segregated Cash for Futures Contracts.............................................             --           1,197              --
Foreign Currencies at Value.......................................................             --           9,259           8,169
Cash..............................................................................             --          36,075           4,205
Receivables:
   Investment Securities Sold.....................................................            107           1,714           1,294
   Dividends and Interest.........................................................          6,916          28,391          18,046
   Securities Lending Income......................................................            209              44             155
   Fund Shares Sold...............................................................          3,037           1,083           1,970
   Futures Margin Variation.......................................................             --              53              --
Unrealized Gain on Foreign Currency Contracts.....................................             --               3              --
Prepaid Expenses and Other Assets.................................................            157             107              92
                                                                                   --------------  --------------  --------------
       Total Assets...............................................................     10,538,476       3,942,572       3,969,282
                                                                                   --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................................        689,798           6,280          11,559
   Investment Securities Purchased................................................          1,325           9,000           1,805
   Fund Shares Redeemed...........................................................          3,322             971           1,209
   Due to Advisor.................................................................          1,751           1,609           1,038
Accrued Expenses and Other Liabilities............................................            667             416             451
                                                                                   --------------  --------------  --------------
       Total Liabilities..........................................................        696,863          18,276          16,062
                                                                                   --------------  --------------  --------------
NET ASSETS........................................................................ $    9,841,613  $    3,924,296  $    3,953,220
                                                                                   ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........................................    518,702,301     260,115,004     365,973,729
                                                                                   ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE........................................................................... $        18.97  $        15.09  $        10.80
                                                                                   ==============  ==============  ==============
Investments at Cost............................................................... $    5,580,684  $    3,607,784  $    3,354,703
                                                                                   ==============  ==============  ==============
Foreign Currencies at Cost........................................................ $           --  $        9,295  $        8,201
                                                                                   ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $    5,527,447  $    3,709,652  $    3,410,973
Total Distributable Earnings (Loss)...............................................      4,314,166         214,644         542,247
                                                                                   --------------  --------------  --------------
NET ASSETS........................................................................ $    9,841,613  $    3,924,296  $    3,953,220
                                                                                   ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED...................................................  2,000,000,000   1,700,000,000   1,500,000,000
                                                                                   ==============  ==============  ==============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                     TAX-MANAGED
                                                         U.S.       TAX-MANAGED   TAX-MANAGED     TAX-MANAGED
                                                      MARKETWIDE    U.S. EQUITY  U.S. TARGETED   U.S. SMALL CAP
                                                   VALUE PORTFOLIO* PORTFOLIO#  VALUE PORTFOLIO#   PORTFOLIO#
                                                   ---------------- ----------- ---------------- --------------
INVESTMENT INCOME
Net Investment Income Allocated from
  Investment Company:
   Dividends (Net of Foreign Taxes Withheld
     of $8, $0, $0 and $0, respectively)..........     $ 58,961            --             --              --
   Income from Securities Lending.................          203            --             --              --
   Expenses Allocated from Affiliated
     Investment Companies.........................       (5,139)           --             --              --
                                                       --------      --------       --------        --------
       Total Net Investment Income Allocated
         from Investment Company:.................       54,025            --             --              --
                                                       --------      --------       --------        --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $0, $5, $22 and $10, respectively)........           --      $ 35,128       $ 38,519        $ 21,538
   Income from Securities Lending.................           --           271            709           1,035
                                                       --------      --------       --------        --------
       Total Fund Investment Income...............           --        35,399         39,228          22,573
                                                       --------      --------       --------        --------
FUND EXPENSES
   Investment Management Fees.....................        8,551         3,582          9,298           7,002
   Accounting & Transfer Agent Fees...............          197           215            291             196
   Custodian Fees.................................           --            21             34              22
   Filing Fees....................................           41            31             66              39
   Shareholders' Reports..........................           38            27             41              32
   Directors'/Trustees' Fees & Expenses...........           19            13             17              11
   Professional Fees..............................            7            26             34              22
   Other..........................................           12            53             74              42
                                                       --------      --------       --------        --------
       Total Fund Expenses........................        8,865         3,968          9,855           7,366
                                                       --------      --------       --------        --------
   Fees (Waived), (Expenses Reimbursed),
     and/or Previously Waived Fees Recovered
     by Advisor (Note C)..........................       (4,887)          (28)            --              --
                                                       --------      --------       --------        --------
   Net Expenses...................................        3,978         3,940          9,855           7,366
                                                       --------      --------       --------        --------
   NET INVESTMENT INCOME (LOSS)...................       50,047        31,459         29,373          15,207
                                                       --------      --------       --------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**...............           --         3,804         52,042          37,516
       Affiliated Investment Companies
         Shares Sold..............................           --            (1)            12               3
       Transactions Allocated from
         Affiliated Investment Company**..........      138,768            --             --              --
       Futures....................................           --            --         (3,080)         (1,077)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.................................           --       306,335         91,884          56,912
       Affiliated Investment Companies Shares.....           --            11             34              30
       Transactions Allocated from
         Affiliated Investment Company............       97,209            --             --              --
                                                       --------      --------       --------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)........      235,977       310,149        140,892          93,384
                                                       --------      --------       --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.......................     $286,024      $341,608       $170,265        $108,591
                                                       ========      ========       ========        ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                                          TAX-MANAGED    T.A. WORLD EX
                                                                         T.A. U.S. CORE       DFA          U.S. CORE
                                                                            EQUITY 2     INTERNATIONAL      EQUITY
                                                                           PORTFOLIO#   VALUE PORTFOLIO#  PORTFOLIO#
                                                                         -------------- ---------------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $57, $6,644 and $4,921,
     respectively)......................................................    $ 85,400        $ 69,136       $ 49,956
   Income from Securities Lending.......................................       1,317             230            866
                                                                            --------        --------       --------
       Total Investment Income..........................................      86,717          69,366         50,822
                                                                            --------        --------       --------
FUND EXPENSES
   Investment Management Fees...........................................       9,905           9,136          5,701
   Accounting & Transfer Agent Fees.....................................         512             252            230
   Custodian Fees.......................................................          52             158            338
   Filing Fees..........................................................          94              65             59
   Shareholders' Reports................................................          49              43             34
   Directors'/Trustees' Fees & Expenses.................................          34              14             14
   Professional Fees....................................................          64              32             42
   Other................................................................         143              66             83
                                                                            --------        --------       --------
       Total Fund Expenses..............................................      10,853           9,766          6,501
                                                                            --------        --------       --------
   Fees Paid Indirectly (Note C)........................................          --             (81)           (82)
                                                                            --------        --------       --------
   Net Expenses.........................................................      10,853           9,685          6,419
                                                                            --------        --------       --------
   NET INVESTMENT INCOME (LOSS).........................................      75,864          59,681         44,403
                                                                            --------        --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.....................................      75,119         (39,851)       (15,163)
       Affiliated Investment Companies Shares Sold......................           4               1              1
       Futures..........................................................          --            (477)          (848)
       Foreign Currency Transactions....................................          --             127            123
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.......................     545,999         134,298        248,330
       Affiliated Investment Companies Shares...........................          46              --              1
       Futures..........................................................          --           2,715             --
       Translation of Foreign Currency-Denominated Amounts..............          --             (83)           (51)
                                                                            --------        --------       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............................     621,168          96,730        232,393
                                                                            --------        --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........    $697,032        $156,411       $276,796
                                                                            ========        ========       ========

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   TAX-MANAGED U.S.        TAX-MANAGED U.S. EQUITY TAX-MANAGED U.S. TARGETED
                                                MARKETWIDE VALUE PORTFOLIO        PORTFOLIO            VALUE PORTFOLIO
                                                -------------------------  ----------------------  ------------------------
                                                SIX MONTHS       YEAR      SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                                   ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                  APR 30,       OCT 31,      APR 30,     OCT 31,     APR 30,      OCT 31,
                                                   2019          2018         2019        2018        2019         2018
                                                -----------   ----------   ----------- ----------  -----------  ----------
                                                (UNAUDITED)                (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   50,047    $   93,786   $   31,459  $   56,669  $   29,373   $   52,949
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..........         --            --        3,804      11,732      52,042      161,975
       Affiliated Investment Companies
         Shares Sold...........................         --            --           (1)        (52)         12          (61)
       Transactions Allocated from
         Affiliated Investment
         Company*,**...........................    138,768       162,485           --          --          --           --
       Futures.................................         --            --           --          --      (3,080)       1,400
       Foreign Currency Transactions...........         --            --           --          --          --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..............................         --            --      306,335     154,499      91,884     (343,543)
       Affiliated Investment Companies
         Shares................................         --            --           11          30          34           11
       Transactions Allocated from
         Affiliated Investment
         Company...............................     97,209       (55,828)          --          --          --           --
                                                ----------    ----------   ----------  ----------  ----------   ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    286,024       200,443      341,608     222,878     170,265     (127,269)
                                                ----------    ----------   ----------  ----------  ----------   ----------
Distributions:
       Institutional Class Shares..............   (201,292)     (239,329)     (42,453)    (53,147)   (182,891)    (232,950)
                                                ----------    ----------   ----------  ----------  ----------   ----------
          Total Distributions..................   (201,292)     (239,329)     (42,453)    (53,147)   (182,891)    (232,950)
                                                ----------    ----------   ----------  ----------  ----------   ----------
Capital Share Transactions (1):
   Shares Issued...............................    559,675       506,746      340,655     371,542     829,215      577,997
   Shares Issued in Lieu of Cash
     Distributions.............................    199,200       236,687       41,670      52,131     181,352      230,649
   Shares Redeemed.............................   (581,351)     (567,379)    (319,559)   (341,760)   (863,244)    (579,068)
                                                ----------    ----------   ----------  ----------  ----------   ----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.......................    177,524       176,054       62,766      81,913     147,323      229,578
                                                ----------    ----------   ----------  ----------  ----------   ----------
          Total Increase (Decrease) in
            Net Assets.........................    262,256       137,168      361,921     251,644     134,697     (130,641)
NET ASSETS
   Beginning of Period.........................  4,987,530     4,850,362    3,562,284   3,310,640   4,603,040    4,733,681
                                                ----------    ----------   ----------  ----------  ----------   ----------
   End of Period............................... $5,249,786    $4,987,530   $3,924,205  $3,562,284  $4,737,737   $4,603,040
                                                ==========    ==========   ==========  ==========  ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     20,171        16,345       12,071      12,475      26,057       15,350
   Shares Issued in Lieu of Cash
     Distributions.............................      7,382         7,725        1,477       1,747       5,937        6,204
   Shares Redeemed.............................    (21,114)      (18,317)     (11,267)    (11,419)    (27,518)     (15,441)
                                                ----------    ----------   ----------  ----------  ----------   ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...........................      6,439         5,753        2,281       2,803       4,476        6,113
                                                ==========    ==========   ==========  ==========  ==========   ==========

                                                   TAX-MANAGED U.S.
                                                  SMALL CAP PORTFOLIO
                                                ----------------------
                                                SIX MONTHS     YEAR
                                                   ENDED       ENDED
                                                  APR 30,     OCT 31,
                                                   2019        2018
                                                ----------- ----------
                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   15,207  $   26,961
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..........     37,516      84,385
       Affiliated Investment Companies
         Shares Sold...........................          3         (38)
       Transactions Allocated from
         Affiliated Investment
         Company*,**...........................         --          --
       Futures.................................     (1,077)        485
       Foreign Currency Transactions...........         --          (1)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..............................     56,912    (108,814)
       Affiliated Investment Companies
         Shares................................         30          (7)
       Transactions Allocated from
         Affiliated Investment
         Company...............................         --          --
                                                ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    108,591       2,971
                                                ----------  ----------
Distributions:
       Institutional Class Shares..............    (94,953)   (108,204)
                                                ----------  ----------
          Total Distributions..................    (94,953)   (108,204)
                                                ----------  ----------
Capital Share Transactions (1):
   Shares Issued...............................    478,843     391,913
   Shares Issued in Lieu of Cash
     Distributions.............................     93,753     106,587
   Shares Redeemed.............................   (463,060)   (341,292)
                                                ----------  ----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.......................    109,536     157,208
                                                ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................    123,174      51,975
NET ASSETS
   Beginning of Period.........................  2,985,680   2,933,705
                                                ----------  ----------
   End of Period............................... $3,108,854  $2,985,680
                                                ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     12,205       8,748
   Shares Issued in Lieu of Cash
     Distributions.............................      2,487       2,416
   Shares Redeemed.............................    (11,987)     (7,588)
                                                ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...........................      2,705       3,576
                                                ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     T.A. U.S. CORE EQUITY 2      TAX-MANAGED DFA
                                                            PORTFOLIO         INTERNATIONAL VALUE PORTFOLIO
                                                    ------------------------  ----------------------------
                                                    SIX MONTHS      YEAR      SIX MONTHS        YEAR
                                                       ENDED        ENDED        ENDED          ENDED
                                                      APR 30,      OCT 31,      APR 30,        OCT 31,
                                                       2019         2018         2019           2018
                                                    -----------  -----------  -----------     ----------
                                                    (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $    75,864  $   136,806  $   59,681     $  116,657
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............      75,119       64,808     (39,851)        22,541
       Affiliated Investment Companies Shares
         Sold......................................           4          (39)          1             (7)
       Futures.....................................          --          754        (477)         1,775
       Foreign Currency Transactions...............          --           --         127         (1,905)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     545,999      119,633     134,298       (475,395)
       Affiliated Investment Companies
         Shares....................................          46          (36)         --             --
       Futures.....................................          --           --       2,715         (1,717)
       Translation of Foreign Currency-
         Denominated Amounts.......................          --           --         (83)          (217)
                                                    -----------  -----------  ----------      ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................     697,032      321,926     156,411       (338,268)
                                                    -----------  -----------  ----------      ----------
Distributions:
       Institutional Class Shares..................    (136,237)    (197,538)    (36,711)      (113,538)
                                                    -----------  -----------  ----------      ----------
          Total Distributions......................    (136,237)    (197,538)    (36,711)      (113,538)
                                                    -----------  -----------  ----------      ----------
Capital Share Transactions (1):
   Shares Issued...................................   1,240,208    1,636,357     717,200        632,830
   Shares Issued in Lieu of Cash
     Distributions.................................     134,045      195,401      36,393        112,462
   Shares Redeemed.................................  (1,206,467)  (1,074,052)   (617,644)      (542,908)
                                                    -----------  -----------  ----------      ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............     167,786      757,706     135,949        202,384
                                                    -----------  -----------  ----------      ----------
          Total Increase (Decrease) in Net
            Assets.................................     728,581      882,094     255,649       (249,422)
NET ASSETS
   Beginning of Period.............................   9,113,032    8,230,938   3,668,647      3,918,069
                                                    -----------  -----------  ----------      ----------
   End of Period................................... $ 9,841,613  $ 9,113,032  $3,924,296     $3,668,647
                                                    ===========  ===========  ==========      ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................      72,422       88,675      50,631         38,896
   Shares Issued in Lieu of Cash
     Distributions.................................       8,022       10,681       2,607          7,034
   Shares Redeemed.................................     (71,566)     (58,207)    (44,247)       (33,813)
                                                    -----------  -----------  ----------      ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............       8,878       41,149       8,991         12,117
                                                    ===========  ===========  ==========      ==========

                                                    T.A. WORLD EX U.S. CORE
                                                       EQUITY PORTFOLIO
                                                    ----------------------
                                                    SIX MONTHS     YEAR
                                                       ENDED       ENDED
                                                      APR 30,     OCT 31,
                                                       2019        2018
                                                    ----------- ----------
                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   44,403  $   90,041
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............    (15,163)     17,559
       Affiliated Investment Companies Shares
         Sold......................................          1          (4)
       Futures.....................................       (848)        (41)
       Foreign Currency Transactions...............        123      (1,043)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................    248,330    (498,720)
       Affiliated Investment Companies
         Shares....................................          1           2
       Futures.....................................         --          --
       Translation of Foreign Currency-
         Denominated Amounts.......................        (51)       (114)
                                                    ----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    276,796    (392,320)
                                                    ----------  ----------
Distributions:
       Institutional Class Shares..................    (32,663)    (86,018)
                                                    ----------  ----------
          Total Distributions......................    (32,663)    (86,018)
                                                    ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................  1,039,968     897,782
   Shares Issued in Lieu of Cash
     Distributions.................................     31,861      84,565
   Shares Redeemed.................................   (711,445)   (524,305)
                                                    ----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............    360,384     458,042
                                                    ----------  ----------
          Total Increase (Decrease) in Net
            Assets.................................    604,517     (20,296)
NET ASSETS
   Beginning of Period.............................  3,348,703   3,368,999
                                                    ----------  ----------
   End of Period................................... $3,953,220  $3,348,703
                                                    ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................    103,376      78,189
   Shares Issued in Lieu of Cash
     Distributions.................................      3,207       7,521
   Shares Redeemed.................................    (71,822)    (46,760)
                                                    ----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.............     34,761      38,950
                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                        -----------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED
                                             APR 30,         OCT 31,        OCT 31,        OCT 31,        OCT 31,
                                              2019            2018           2017           2016           2015
                                        -----------       ----------     ----------     ----------     ----------
                                           (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $    30.07        $    30.30     $    25.79     $    25.60     $    25.33
                                        ----------        ----------     ----------     ----------     ----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income (Loss)........       0.30              0.57           0.54           0.47           0.43
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       1.31              0.68           5.14           0.19           0.25
                                        ----------        ----------     ----------     ----------     ----------
       Total from Investment
         Operations....................       1.61              1.25           5.68           0.66           0.68
                                        ----------        ----------     ----------     ----------     ----------
Less Distributions:
-------------------
   Net Investment Income...............      (0.24)            (0.54)         (0.52)         (0.47)         (0.41)
   Net Realized Gains..................      (0.97)            (0.94)         (0.65)            --             --
                                        ----------        ----------     ----------     ----------     ----------
       Total Distributions.............      (1.21)            (1.48)         (1.17)         (0.47)         (0.41)
                                        ----------        ----------     ----------     ----------     ----------
Net Asset Value, End of Period......... $    30.47        $    30.07     $    30.30     $    25.79     $    25.60
                                        ==========        ==========     ==========     ==========     ==========
Total Return...........................       5.91%(B)          4.09%         22.41%          2.66%          2.73%
                                        ----------        ----------     ----------     ----------     ----------
Net Assets, End of Period
  (thousands).......................... $5,249,786        $4,987,530     $4,850,362     $4,012,475     $3,860,871
Ratio of Expenses to Average Net
  Assets...............................       0.37%(C)(D)       0.37%(D)       0.37%(D)       0.37%(D)       0.37%(D)
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor)..........................       0.57%(C)(D)       0.57%(D)       0.57%(D)       0.57%(D)       0.43%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       2.05%(C)          1.83%          1.87%          1.90%          1.65%
Portfolio Turnover Rate................        N/A               N/A            N/A            N/A            N/A
                                        ----------        ----------     ----------     ----------     ----------

                                                                           TAX-MANAGED U.S. EQUITY PORTFOLIO
                                        -----------    -------------------------------------------------------------------------
                                            YEAR        SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED          ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                           OCT 31,        APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                            2014           2019          2018        2017        2016        2015        2014
                                        ----------     -----------    ----------  ----------  ----------  ----------  ----------
                                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $    22.35     $    29.44     $    28.01  $    22.93  $    22.46  $    21.89  $    19.20
                                        ----------     ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income (Loss)........       0.35           0.26           0.47        0.44        0.42        0.40        0.34
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       2.98           2.48           1.40        5.09        0.48        0.56        2.69
                                        ----------     ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment
         Operations....................       3.33           2.74           1.87        5.53        0.90        0.96        3.03
                                        ----------     ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income...............      (0.35)         (0.30)         (0.44)      (0.45)      (0.43)      (0.39)      (0.34)
   Net Realized Gains..................         --          (0.05)            --          --          --          --          --
                                        ----------     ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions.............      (0.35)         (0.35)         (0.44)      (0.45)      (0.43)      (0.39)      (0.34)
                                        ----------     ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period......... $    25.33     $    31.83     $    29.44  $    28.01  $    22.93  $    22.46  $    21.89
                                        ==========     ==========     ==========  ==========  ==========  ==========  ==========
Total Return...........................      14.98%          9.46%(B)       6.68%      24.27%       4.05%       4.47%      15.89%
                                        ----------     ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period
  (thousands).......................... $3,664,174     $3,924,205     $3,562,284  $3,310,640  $2,636,439  $2,494,153  $2,311,451
Ratio of Expenses to Average Net
  Assets...............................       0.37%(D)       0.22%(C)       0.21%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor)..........................       0.37%(D)       0.22%(C)       0.21%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to
  Average Net Assets...................       1.45%          1.76%(C)       1.58%       1.70%       1.87%       1.79%       1.66%
Portfolio Turnover Rate................        N/A              2%(B)          1%          8%          4%          1%          2%
                                        ----------     ----------     ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                                        --------------------------------------------------------------------------
                                         SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                            ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                           APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                            2019          2018         2017        2016        2015        2014
                                        -----------    ----------   ----------  ----------  ----------  ----------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $    35.17     $    37.94   $    31.47  $    32.34  $    33.34  $    31.06
                                        ----------     ----------   ----------  ----------  ----------  ----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income (Loss)........       0.22           0.41         0.37        0.36        0.39        0.26
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       1.03          (1.33)        7.53        0.28        0.16        3.11
                                        ----------     ----------   ----------  ----------  ----------  ----------
       Total from Investment
         Operations....................       1.25          (0.92)        7.90        0.64        0.55        3.37
                                        ----------     ----------   ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income...............      (0.20)         (0.40)       (0.36)      (0.37)      (0.37)      (0.27)
   Net Realized Gains..................      (1.22)         (1.45)       (1.07)      (1.14)      (1.18)      (0.82)
                                        ----------     ----------   ----------  ----------  ----------  ----------
       Total Distributions.............      (1.42)         (1.85)       (1.43)      (1.51)      (1.55)      (1.09)
                                        ----------     ----------   ----------  ----------  ----------  ----------
Net Asset Value, End of Period......... $    35.00     $    35.17   $    37.94  $    31.47  $    32.34  $    33.34
                                        ==========     ==========   ==========  ==========  ==========  ==========
Total Return...........................       4.16%(B)      (2.66%)      25.40%       2.21%       1.89%      11.10%
                                        ----------     ----------   ----------  ----------  ----------  ----------
Net Assets, End of Period
  (thousands).......................... $4,737,737     $4,603,040   $4,733,681  $3,773,302  $3,670,472  $3,572,307
Ratio of Expenses to Average Net
  Assets...............................       0.45%(C)       0.44%        0.44%       0.44%       0.44%       0.43%
Ratio of Net Investment Income to
  Average Net Assets...................       1.33%(C)       1.07%        1.04%       1.17%       1.19%       0.80%
Portfolio Turnover Rate................         14%(B)         14%          14%         20%         14%          7%
                                        ----------     ----------   ----------  ----------  ----------  ----------

                                                           TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                        -------------------------------------------------------------------------
                                         SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                           APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                            2019          2018        2017        2016        2015        2014
                                        -----------    ----------  ----------  ----------  ----------  ----------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $    42.82     $    44.35  $    36.10  $    36.77  $    36.99  $    34.31
                                        ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income (Loss)........       0.21           0.39        0.36        0.36        0.36        0.25
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       1.25          (0.30)       9.10        0.92        0.45        2.69
                                        ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment
         Operations....................       1.46           0.09        9.46        1.28        0.81        2.94
                                        ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income...............      (0.19)         (0.38)      (0.36)      (0.37)      (0.34)      (0.26)
   Net Realized Gains..................      (1.17)         (1.24)      (0.85)      (1.58)      (0.69)         --
                                        ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions.............      (1.36)         (1.62)      (1.21)      (1.95)      (1.03)      (0.26)
                                        ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period......... $    42.92     $    42.82  $    44.35  $    36.10  $    36.77  $    36.99
                                        ==========     ==========  ==========  ==========  ==========  ==========
Total Return...........................       3.87%(B)       0.12%      26.46%       3.75%       2.31%       8.58%
                                        ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period
  (thousands).......................... $3,108,854     $2,985,680  $2,933,705  $2,296,694  $2,190,308  $2,092,558
Ratio of Expenses to Average Net
  Assets...............................       0.51%(C)       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to
  Average Net Assets...................       1.05%(C)       0.86%       0.87%       1.04%       0.96%       0.70%
Portfolio Turnover Rate................          8%(B)         12%         11%         10%          8%          7%
                                        ----------     ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                             -------------------------------------------------------------------------
                                              SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                 2019          2018        2017        2016        2015        2014
                                             -----------    ----------  ----------  ----------  ----------  ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $    17.87     $    17.56  $    14.33  $    14.09  $    14.21  $    12.78
                                             ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.15           0.28        0.25        0.25        0.24        0.20
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       1.21           0.44        3.24        0.24        0.05        1.55
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....       1.36           0.72        3.49        0.49        0.29        1.75
                                             ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.16)         (0.27)      (0.26)      (0.25)      (0.23)      (0.20)
   Net Realized Gains.......................      (0.10)         (0.14)         --          --       (0.18)      (0.12)
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions..................      (0.26)         (0.41)      (0.26)      (0.25)      (0.41)      (0.32)
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.............. $    18.97     $    17.87  $    17.56  $    14.33  $    14.09  $    14.21
                                             ==========     ==========  ==========  ==========  ==========  ==========
Total Return................................       7.86%(B)       4.05%      24.47%       3.55%       2.14%      13.88%
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)....... $9,841,613     $9,113,032  $8,230,938  $6,219,272  $5,549,153  $5,056,211
Ratio of Expenses to Average Net Assets.....       0.24%(C)       0.23%       0.24%       0.24%       0.24%       0.24%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................       0.24%(C)       0.23%       0.24%       0.24%       0.24%       0.24%
Ratio of Net Investment Income to
  Average Net Assets........................       1.68%(C)       1.49%       1.56%       1.82%       1.65%       1.51%
Portfolio Turnover Rate.....................          4%(B)          1%          2%          7%          7%          7%
                                             ----------     ----------  ----------  ----------  ----------  ----------

                                                             TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                             ----------------------------------------------------------------------------
                                              SIX MONTHS       YEAR         YEAR        YEAR         YEAR         YEAR
                                                 ENDED         ENDED        ENDED       ENDED        ENDED        ENDED
                                                APR 30,       OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                 2019          2018         2017        2016         2015         2014
                                             -----------    ----------   ----------  ----------   ----------   ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $    14.61     $    16.39   $    13.37  $    13.87   $    15.17   $    15.99
                                             ----------     ----------   ----------  ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.23           0.47         0.45        0.42         0.44         0.66
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.40          (1.79)        3.00       (0.50)       (1.32)       (0.83)
                                             ----------     ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations.....       0.63          (1.32)        3.45       (0.08)       (0.88)       (0.17)
                                             ----------     ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.15)         (0.46)       (0.43)      (0.42)       (0.41)       (0.65)
   Net Realized Gains.......................         --             --           --          --        (0.01)          --
                                             ----------     ----------   ----------  ----------   ----------   ----------
       Total Distributions..................      (0.15)         (0.46)       (0.43)      (0.42)       (0.42)       (0.65)
                                             ----------     ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Period.............. $    15.09     $    14.61   $    16.39  $    13.37   $    13.87   $    15.17
                                             ==========     ==========   ==========  ==========   ==========   ==========
Total Return................................       4.36%(B)      (8.27%)      26.13%      (0.30%)      (5.93%)      (1.29%)
                                             ----------     ----------   ----------  ----------   ----------   ----------
Net Assets, End of Period (thousands)....... $3,924,296     $3,668,647   $3,918,069  $3,005,025   $2,994,931   $2,977,257
Ratio of Expenses to Average Net Assets.....       0.53%(C)       0.53%        0.53%       0.53%        0.53%        0.53%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................       0.53%(C)       0.53%        0.53%       0.53%        0.53%        0.53%
Ratio of Net Investment Income to
  Average Net Assets........................       3.27%(C)       2.89%        3.01%       3.32%        2.99%        4.13%
Portfolio Turnover Rate.....................          9%(B)         21%          16%         18%          25%          13%
                                             ----------     ----------   ----------  ----------   ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                        ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                       APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                        2019          2018         2017        2016        2015         2014
                                                    -----------    ----------   ----------  ----------  ----------   ----------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period............... $    10.11     $    11.53   $     9.38  $     9.30  $     9.94   $    10.25
                                                    ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................       0.13           0.29         0.25        0.23        0.24         0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       0.65          (1.44)        2.15        0.08       (0.65)       (0.30)
                                                    ----------     ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations............       0.78          (1.15)        2.40        0.31       (0.41)       (0.02)
                                                    ----------     ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income...........................      (0.09)         (0.27)       (0.25)      (0.23)      (0.23)       (0.27)
   Net Realized Gains..............................         --             --           --          --          --        (0.02)
                                                    ----------     ----------   ----------  ----------  ----------   ----------
       Total Distributions.........................      (0.09)         (0.27)       (0.25)      (0.23)      (0.23)       (0.29)
                                                    ----------     ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Period..................... $    10.80     $    10.11   $    11.53  $     9.38  $     9.30   $     9.94
                                                    ==========     ==========   ==========  ==========  ==========   ==========
Total Return.......................................       7.84%(B)     (10.19%)      25.86%       3.48%      (4.15%)      (0.25%)
                                                    ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands).............. $3,953,220     $3,348,703   $3,368,999  $2,407,348  $2,124,313   $1,995,500
Ratio of Expenses to Average Net Assets............       0.36%(C)       0.36%        0.39%       0.45%       0.45%        0.45%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)).....................................       0.36%(C)       0.36%        0.39%       0.45%       0.45%        0.45%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.49%(C)       2.47%        2.42%       2.57%       2.42%        2.71%
Portfolio Turnover Rate............................          3%(B)          6%           4%          7%          5%           8%
                                                    ----------     ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining ninety-five portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") invests substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of April 30, 2019, the Feeder Fund owned 74% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio each invests directly in securities.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            Tax-Managed U.S. Marketwide Value Portfolio....... 0.35%
            Tax-Managed U.S. Equity Portfolio................. 0.20%
            Tax-Managed U.S. Targeted Value Portfolio......... 0.42%
            Tax-Managed U.S. Small Cap Portfolio*............. 0.48%
            T.A. U.S. Core Equity 2 Portfolio................. 0.22%
            Tax-Managed DFA International Value Portfolio..... 0.50%
            T.A. World ex U.S. Core Equity Portfolio.......... 0.32%

* Effective February 28, 2019, the management fee payable by the Portfolio was reduced from 0.50% to 0.45%.

   Due to administrative oversight, the reduction in the management fee payable by the Tax-Managed U.S. Small Cap Portfolio was applied incorrectly and the Tax-Managed U.S. Small Cap Portfolio overpaid its investment management fee in the amount (in thousands) of $258 during the period ended April 30, 2019. The Advisor will reimburse the Portfolio for the overpayment.

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreements for the Portfolios below will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund. During the six months ended
April 30, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement for the non-feeder Portfolios, prior year waived and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year expenses were waived and/or assumed, and less than the current expense cap in place for a Portfolio.

                                                                               NET WAIVED FEES/
                                                                               EXPENSES ASSUMED     PREVIOUSLY
                                                                  RECOVERY        (RECOVERED       WAIVED FEES/
                                                    EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                   LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                           AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                         ---------- ---------------- ----------------- -----------------
Tax-Managed U.S. Marketwide Value Portfolio (1)...    0.35%          --             $4,887               --
Tax-Managed U.S. Equity Portfolio (2).............    0.22%          --                 28              $28
T.A. U.S. Core Equity 2 Portfolio (3).............    0.30%          --                 --               --
T.A. World ex U.S. Core Equity Portfolio (4)......    0.39%          --                 --               --

(1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.
(2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(3) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.
(4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   Additionally, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
                                                            ----------
         Tax-Managed DFA International Value Portfolio.....    $81
         T.A. World ex U.S. Core Equity Portfolio..........     82

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $169 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

            Tax-Managed U.S. Marketwide Value Portfolio....... $138
            Tax-Managed U.S. Equity Portfolio.................  129
            Tax-Managed U.S. Targeted Value Portfolio.........  138
            Tax-Managed U.S. Small Cap Portfolio..............   82
            T.A. U.S. Core Equity 2 Portfolio.................  176
            Tax-Managed DFA International Value Portfolio.....  117

               T.A. World ex U.S. Core Equity Portfolio..... $72

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                      OTHER INVESTMENT
                                                         SECURITIES
                                                     ------------------
                                                     PURCHASES  SALES
                                                     --------- --------
        Tax-Managed U.S. Equity Portfolio........... $126,859  $ 55,997
        Tax-Managed U.S. Targeted Value Portfolio...  672,457   647,777
        Tax-Managed U.S. Small Cap Portfolio........  289,860   246,001
        T.A. U.S. Core Equity 2 Portfolio...........  439,726   321,148
        Tax-Managed DFA International Value
          Portfolio.................................  447,143   311,730
        T.A. World ex U.S. Core Equity Portfolio....  483,189   122,056

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                     CHANGE IN
                                                      NET REALIZED  UNREALIZED
                  BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/   BALANCE AT    SHARES AS OF  DIVIDEND
               OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION  APRIL 30, 2019 APRIL 30, 2019  INCOME
               ---------------- ---------- ---------- ------------ ------------- -------------- -------------- --------
TAX-MANAGED
  U.S. EQUITY
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund             $136,946     $  315,867 $  314,247     $(1)          $11         $138,576        11,976      $1,690
                   --------     ---------- ----------     ---           ---         --------        ------      ------
TOTAL              $136,946     $  315,867 $  314,247     $(1)          $11         $138,576        11,976      $1,690
                   ========     ========== ==========     ===           ===         ========        ======      ======
TAX-MANAGED
  U.S.
  TARGETED
  VALUE
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund             $386,467     $1,054,460 $1,002,700     $12           $34         $438,273        37,877      $5,498
                   --------     ---------- ----------     ---           ---         --------        ------      ------
TOTAL              $386,467     $1,054,460 $1,002,700     $12           $34         $438,273        37,877      $5,498
                   ========     ========== ==========     ===           ===         ========        ======      ======
TAX-MANAGED
  U.S. SMALL
  CAP
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund             $371,336     $  705,725 $  706,547     $ 3           $30         $370,547        32,024      $5,010
                   --------     ---------- ----------     ---           ---         --------        ------      ------
TOTAL              $371,336     $  705,725 $  706,547     $ 3           $30         $370,547        32,024      $5,010
                   ========     ========== ==========     ===           ===         ========        ======      ======


               CAPITAL GAIN
               DISTRIBUTIONS
               -------------
TAX-MANAGED
  U.S. EQUITY
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund              --
                    --
TOTAL               --
                    ==
TAX-MANAGED
  U.S.
  TARGETED
  VALUE
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund              --
                    --
TOTAL               --
                    ==
TAX-MANAGED
  U.S. SMALL
  CAP
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund              --
                    --
TOTAL               --
                    ==

                                                                       CHANGE IN
                                                        NET REALIZED  UNREALIZED
                    BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/   BALANCE AT    SHARES AS OF  DIVIDEND
                 OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION  APRIL 30, 2019 APRIL 30, 2019  INCOME
                 ---------------- ---------- ---------- ------------ ------------- -------------- -------------- --------
T.A. U.S.
  CORE
  EQUITY 2
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund               $544,198     $1,241,126 $1,095,591      $4           $46         $689,783        59,613      $7,511
                     --------     ---------- ----------      --           ---         --------        ------      ------
TOTAL                $544,198     $1,241,126 $1,095,591      $4           $46         $689,783        59,613      $7,511
                     ========     ========== ==========      ==           ===         ========        ======      ======
TAX-MANAGED
  DFA
  INTERNATIONAL
  VALUE
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund               $  9,492     $   86,412 $   89,633      $1            --         $  6,272           542      $   92
                     --------     ---------- ----------      --           ---         --------        ------      ------
TOTAL                $  9,492     $   86,412 $   89,633      $1            --         $  6,272           542      $   92
                     ========     ========== ==========      ==           ===         ========        ======      ======
T.A. WORLD
  EX U.S.
  CORE
  EQUITY
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund               $ 20,259     $   55,939 $   64,639      $1           $ 1         $ 11,561           999      $  201
                     --------     ---------- ----------      --           ---         --------        ------      ------
TOTAL                $ 20,259     $   55,939 $   64,639      $1           $ 1         $ 11,561           999      $  201
                     ========     ========== ==========      ==           ===         ========        ======      ======


                 CAPITAL GAIN
                 DISTRIBUTIONS
                 -------------
T.A. U.S.
  CORE
  EQUITY 2
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund                --
                      --
TOTAL                 --
                      ==
TAX-MANAGED
  DFA
  INTERNATIONAL
  VALUE
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund                --
                      --
TOTAL                 --
                      ==
T.A. WORLD
  EX U.S.
  CORE
  EQUITY
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund                --
                      --
TOTAL                 --
                      ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2018, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2017, were as follows (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM   TAX EXEMPT
                                              CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                              -------------- ------------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2017.........................................    $82,721       $101,284        --     $184,005
2018.........................................     87,938        151,391        --      239,329

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM   TAX EXEMPT
                                               CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                               -------------- ------------- ---------- --------
Tax-Managed U.S. Equity Portfolio
2017..........................................    $ 52,066            --        --     $ 52,066
2018..........................................      53,147            --        --       53,147
Tax-Managed U.S. Targeted Value Portfolio
2017..........................................      43,922      $127,982        --      171,904
2018..........................................      50,864       182,086        --      232,950
Tax-Managed U.S. Small Cap Portfolio
2017..........................................      22,983        54,088        --       77,071
2018..........................................      26,140        82,064        --      108,204
T.A. U.S. Core Equity 2 Portfolio
2017..........................................     115,587           231        --      115,818
2018..........................................     130,213        67,325        --      197,538
Tax-Managed DFA International Value Portfolio
2017..........................................      99,420            --        --       99,420
2018..........................................     113,538            --        --      113,538
T.A. World ex U.S. Core Equity Portfolio
2017..........................................      68,459            --        --       68,459
2018..........................................      86,018            --        --       86,018

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM
                                                   CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                   -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio.......    $(8,839)            --    $(8,839)
Tax-Managed U.S. Equity Portfolio.................       (906)            --       (906)
Tax-Managed U.S. Targeted Value Portfolio.........     (2,938)       $(5,931)    (8,869)
Tax-Managed U.S. Small Cap Portfolio..............     (1,158)        (2,930)    (4,088)
T.A. U.S. Core Equity 2 Portfolio.................     (4,440)            --     (4,440)
Tax-Managed DFA International Value Portfolio.....     (1,876)            --     (1,876)
T.A. World ex U.S. Core Equity Portfolio..........     (2,431)            --     (2,431)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED                                               TOTAL NET
                                                   NET INVESTMENT                                            DISTRIBUTABLE
                                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                   -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value Portfolio.......    $ 3,222       $160,444         --         $2,143,895    $2,307,561
Tax-Managed U.S. Equity Portfolio.................     10,331          6,327         --          1,716,354     1,733,012

                                                   UNDISTRIBUTED                                               TOTAL NET
                                                   NET INVESTMENT                                            DISTRIBUTABLE
                                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                   -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Targeted Value Portfolio.........         --       $156,564            --      $1,695,212    $1,851,776
Tax-Managed U.S. Small Cap Portfolio..............         --         81,531            --       1,279,657     1,361,188
T.A. U.S. Core Equity 2 Portfolio.................    $20,036         52,768            --       3,680,725     3,753,529
Tax-Managed DFA International Value Portfolio.....     13,193             --      $(17,691)         99,550        95,052
T.A. World ex U.S. Core Equity Portfolio..........     12,190             --       (30,986)        316,971       298,175

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                         UNLIMITED  TOTAL
                                                         --------- -------
      Tax-Managed U.S. Marketwide Value Portfolio.......       --       --
      Tax-Managed U.S. Equity Portfolio.................       --       --
      Tax-Managed U.S. Targeted Value Portfolio.........       --       --
      Tax-Managed U.S. Small Cap Portfolio..............       --       --
      T.A. U.S. Core Equity 2 Portfolio.................       --       --
      Tax-Managed DFA International Value Portfolio.....  $17,691  $17,691
      T.A. World ex U.S. Core Equity Portfolio..........   30,986   30,986

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

           Tax-Managed DFA International Value Portfolio..... $20,681
           T.A. World ex U.S. Core Equity Portfolio..........  13,739

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                    FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                    TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ---------- ------------ -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio....... $2,997,106  $2,251,361           --      $2,251,361
Tax-Managed U.S. Equity Portfolio.................  2,038,369   2,077,709    $ (55,867)      2,021,842
Tax-Managed U.S. Targeted Value Portfolio.........  3,394,090   1,870,761      (81,195)      1,789,566
Tax-Managed U.S. Small Cap Portfolio..............  2,144,076   1,406,807      (67,403)      1,339,404
T.A. U.S. Core Equity 2 Portfolio.................  6,300,991   4,437,229     (210,226)      4,227,003
Tax-Managed DFA International Value Portfolio.....  3,629,540     501,312     (250,722)        250,590
T.A. World ex U.S. Core Equity Portfolio..........  3,369,911     902,601     (333,512)        569,089

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The T.A. World ex U.S. Core Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the T.A. World ex U.S. Core Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the T.A. World ex U.S. Core Equity Portfolio as an unrealized gain or loss, which is presented in the Portfolio's Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the T.A. World ex U.S. Core Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

   3. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contract is closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                              FUTURES
                                                              -------
           Tax-Managed DFA International Value Portfolio..... $22,588

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                      ASSET DERIVATIVES VALUE
                                                   ------------------------------
                                                    TOTAL VALUE
                                                         AT           EQUITY
                                                   APRIL 30, 2019 CONTRACTS *,(1)
                                                   -------------- ---------------
Tax-Managed DFA International Value Portfolio.....     $1,658         $1,658

(1) Presented on Statements of Assets and Liabilities as Receivables/Payables:
    Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                       REALIZED GAIN (LOSS)
                                                          ON DERIVATIVES
                                                      --------------------
                                                                  EQUITY
                                                       TOTAL   CONTRACTS (1)
                                                      -------  -------------
   Tax-Managed U.S. Targeted Value Portfolio......... $(3,080)    $(3,080)*
   Tax-Managed U.S. Small Cap Portfolio..............  (1,077)     (1,077)*
   Tax-Managed DFA International Value Portfolio.....    (477)       (477)
   T.A. World ex U.S. Core Equity Portfolio..........    (848)       (848)*

                                                       CHANGE IN UNREALIZED
                                                           APPRECIATION
                                                        (DEPRECIATION) ON
                                                           DERIVATIVES
                                                       --------------------
                                                                 EQUITY
                                                       TOTAL  CONTRACTS (2)
                                                       ------ -------------
    Tax-Managed DFA International Value Portfolio..... $2,715    $2,715

(1) Presented on Statements of Operations as Net Realized Gain (Loss) on:
    Futures.
(2) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

* As of April 30, 2019, there were no futures contracts outstanding. During the six months ended April 30, 2019, the Portfolios had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                  WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                                   AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                                INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                                ------------- ------------ ------------ -------- --------------- ----------------
Tax-Managed U.S. Equity Portfolio..............     3.14%       $ 3,500         21        $ 6        $15,257            --
Tax-Managed U.S. Targeted Value Portfolio......     3.12%        25,080          7         15         37,950            --
Tax-Managed U.S. Small Cap Portfolio...........     3.12%         2,980          7          2         11,483            --
T.A. U.S. Core Equity 2 Portfolio..............     3.05%        14,553         25         31         59,495            --
Tax-Managed DFA International Value Portfolio..     3.08%         9,026          6          5         15,266            --
T.A. World ex U.S. Core Equity Portfolio.......     3.10%        14,874         17         22         46,858            --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the six months ended April 30, 2019.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

   For the six months ended April 30, 2019, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                          PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                          --------- -------- --------------------
Tax-Managed U.S. Equity Portfolio.................  $10,382  $ 13,135       $ (3,612)
Tax-Managed U.S. Targeted Value Portfolio.........   59,389   180,674        (46,723)
Tax-Managed U.S. Small Cap Portfolio..............   32,855    50,371        (19,332)
T.A. U.S. Core Equity 2 Portfolio.................   20,460    10,948         (5,509)
Tax-Managed DFA International Value Portfolio.....   20,784    28,853        (10,610)
T.A. World ex U.S. Core Equity Portfolio..........   13,728     6,307         (1,144)

J. SECURITIES LENDING:

   As of April 30, 2019, certain of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                             NON-CASH
                                                            COLLATERAL
                                                              MARKET
                                                              VALUE
                                                            ----------
         Tax-Managed U.S. Equity Portfolio.................  $ 84,362
         Tax-Managed U.S. Targeted Value Portfolio.........   179,996
         Tax-Managed U.S. Small Cap Portfolio..............   213,994
         T.A. U.S. Core Equity 2 Portfolio.................   344,925
         Tax-Managed DFA International Value Portfolio.....    13,148
         T.A. World ex U.S. Core Equity Portfolio..........    34,711

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                               AS OF APRIL 30, 2019
                                               -----------------------------------------------------
                                               OVERNIGHT AND            BETWEEN
                                                CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                               ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS

TAX-MANAGED U.S. EQUITY PORTFOLIO
   Common Stocks..............................   $138,576       --         --         --    $138,576
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
   Common Stocks..............................    438,273       --         --         --     438,273
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
   Common Stocks..............................    370,547       --         --         --     370,547
T.A. U.S. CORE EQUITY 2 PORTFOLIO
   Common Stocks, Rights/Warrants.............    689,783       --         --         --     689,783
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
   Common Stocks..............................      6,272       --         --         --       6,272
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks..............................     11,561       --         --         --      11,561

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

M. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 Tax-Managed U.S. Marketwide Value Portfolio.......      3             91%
 Tax-Managed U.S. Equity Portfolio.................      3             87%
 Tax-Managed U.S. Targeted Value Portfolio.........      3             96%
 Tax-Managed U.S. Small Cap Portfolio..............      3             93%
 T.A. U.S. Core Equity 2 Portfolio.................      3             87%
 Tax-Managed DFA International Value Portfolio.....      3             94%
 T.A. World ex U.S. Core Equity Portfolio..........      3             86%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                ESTIMATED % BREAKDOWN OF DISTRIBUTION
                                                               SOURCES
                                               ---------------------------------------
                                                NET INCOME FOR    ACCUMULATED
                                                THE CURRENT OR   UNDISTRIBUTED
                                                   PRECEDING      NET PROFITS  PAID-IN
                                                 FISCAL YEAR,    FROM THE SALE SURPLUS
                                                AND ACCUMULATED  OF SECURITIES OR OTHER
                                               UNDISTRIBUTED NET   OR OTHER    CAPITAL
PORTFOLIO NAME                                      INCOME        PROPERTIES    SOURCE
--------------                                 ----------------- ------------- --------
Tax-Managed U.S. Marketwide Value Portfolio
   December 18, 2018..........................        75%              0%         25%
Tax-Managed U.S. Equity Portfolio
   December 18, 2018..........................        91%              0%          9%
Tax-Managed U.S. Targeted Value Portfolio
   December 18, 2018..........................        82%              0%         18%
Tax-Managed U.S. Small Cap Portfolio
   December 18, 2018..........................        87%              0%         13%
T.A. U.S. Core Equity 2 Portfolio
   December 18, 2018..........................        94%              0%          6%
Tax-Managed DFA International Value Portfolio
   December 18, 2018..........................        94%              0%          6%
T.A. World ex U.S. Core Equity Portfolio
   December 18, 2018..........................        90%              0%         10%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLE

                                              BEGINNING  ENDING               EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                VALUE    VALUE     EXPENSE     DURING
                                              11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                              --------- --------- ---------- ----------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,059.90    0.21%     $1.07
Hypothetical 5% Annual Return................ $1,000.00 $1,023.75    0.21%     $1.05

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
              Communication Services.......................  12.6%
              Consumer Discretionary.......................   6.4%
              Consumer Staples.............................   6.0%
              Energy.......................................  12.0%
              Financials...................................  22.2%
              Health Care..................................  13.1%
              Industrials..................................  12.9%
              Information Technology.......................  12.3%
              Materials....................................   2.2%
              Real Estate..................................   0.2%
              Utilities....................................   0.1%
                                                             ----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS++
                                                       --------- -------------- ---------------
COMMON STOCKS -- (97.6%)
COMMUNICATION SERVICES -- (12.3%)
    AT&T, Inc......................................... 7,170,552 $  222,000,290       3.1%
*   Charter Communications, Inc., Class A.............   339,394    125,979,659       1.8%
    Comcast Corp., Class A............................ 7,135,970    310,628,774       4.4%
    Walt Disney Co. (The).............................   498,015     68,213,115       1.0%
    Other Securities..................................              166,040,259       2.2%
                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES..........................              892,862,097      12.5%
                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (6.2%)
    Carnival Corp.....................................   489,649     26,862,144       0.4%
    Ford Motor Co..................................... 2,868,969     29,980,726       0.4%
    General Motors Co................................. 1,095,598     42,673,542       0.6%
    Royal Caribbean Cruises, Ltd......................   322,500     39,003,150       0.6%
    Other Securities..................................              316,503,254       4.4%
                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY..........................              455,022,816       6.4%
                                                                 --------------      ----
CONSUMER STAPLES -- (5.8%)
    Archer-Daniels-Midland Co.........................   813,476     36,281,030       0.5%
    Mondelez International, Inc., Class A............. 2,081,099    105,823,884       1.5%
    Tyson Foods, Inc., Class A........................   405,030     30,381,300       0.4%
    Walgreens Boots Alliance, Inc.....................   659,669     35,338,468       0.5%
    Walmart, Inc...................................... 1,173,687    120,701,971       1.7%
    Other Securities..................................               96,194,008       1.4%
                                                                 --------------      ----
TOTAL CONSUMER STAPLES................................              424,720,661       6.0%
                                                                 --------------      ----
ENERGY -- (11.7%)
    Chevron Corp...................................... 1,135,536    136,332,452       1.9%
    ConocoPhillips.................................... 1,439,649     90,870,645       1.3%
    Exxon Mobil Corp.................................. 2,833,988    227,512,557       3.2%
    Marathon Petroleum Corp........................... 1,004,662     61,153,776       0.9%
    Phillips 66.......................................   775,455     73,102,143       1.0%
    Valero Energy Corp................................   605,899     54,930,803       0.8%
    Other Securities..................................              208,621,242       2.9%
                                                                 --------------      ----
TOTAL ENERGY..........................................              852,523,618      12.0%
                                                                 --------------      ----
FINANCIALS -- (21.7%)
    Bank of America Corp.............................. 5,929,138    181,313,009       2.6%
    Bank of New York Mellon Corp. (The)...............   687,988     34,165,484       0.5%
    Capital One Financial Corp........................   372,872     34,613,708       0.5%
    Citigroup, Inc.................................... 1,870,326    132,232,048       1.9%
    Goldman Sachs Group, Inc. (The)...................   209,155     43,069,198       0.6%
    JPMorgan Chase & Co............................... 2,307,658    267,803,711       3.8%
    MetLife, Inc......................................   949,912     43,819,441       0.6%
    Morgan Stanley.................................... 1,036,923     50,031,535       0.7%
    PNC Financial Services Group, Inc. (The)..........   217,040     29,719,287       0.4%
    Prudential Financial, Inc.........................   497,625     52,603,939       0.8%
    Wells Fargo & Co.................................. 2,670,867    129,296,671       1.8%
    Other Securities..................................              579,828,564       8.0%
                                                                 --------------      ----
TOTAL FINANCIALS......................................            1,578,496,595      22.2%
                                                                 --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                                                               PERCENTAGE
                                                                     SHARES       VALUE+     OF NET ASSETS++
                                                                   ---------- -------------- ---------------
HEALTH CARE -- (12.8%)
      Abbott Laboratories.........................................    915,297 $   72,821,029        1.0%
      Anthem, Inc.................................................    504,640    132,735,459        1.9%
*     Cigna Corp..................................................    256,808     40,791,383        0.6%
      CVS Health Corp.............................................  1,510,745     82,154,313        1.2%
      Danaher Corp................................................    405,225     53,667,999        0.8%
      Humana, Inc.................................................    198,071     50,589,314        0.7%
      Medtronic P.L.C.............................................    814,175     72,306,882        1.0%
      Pfizer, Inc.................................................  3,696,959    150,133,505        2.1%
      Thermo Fisher Scientific, Inc...............................    435,609    120,859,717        1.7%
      Other Securities............................................               153,707,346        2.0%
                                                                              --------------      -----
TOTAL HEALTH CARE.................................................               929,766,947       13.0%
                                                                              --------------      -----
INDUSTRIALS -- (12.6%)
      CSX Corp....................................................  1,055,544     84,052,969        1.2%
      Delta Air Lines, Inc........................................    433,135     25,247,439        0.4%
      Ingersoll-Rand P.L.C........................................    213,109     26,129,294        0.4%
      Norfolk Southern Corp.......................................    545,229    111,237,621        1.6%
      Republic Services, Inc......................................    429,755     35,592,309        0.5%
      Southwest Airlines Co.......................................    531,263     28,810,392        0.4%
      Union Pacific Corp..........................................    563,195     99,708,043        1.4%
      United Technologies Corp....................................    210,708     30,049,068        0.4%
      Other Securities............................................               476,387,299        6.6%
                                                                              --------------      -----
TOTAL INDUSTRIALS.................................................               917,214,434       12.9%
                                                                              --------------      -----
INFORMATION TECHNOLOGY -- (12.0%)
      Cisco Systems, Inc..........................................  4,221,011    236,165,565        3.3%
      Intel Corp..................................................  4,943,498    252,316,138        3.6%
*     Micron Technology, Inc......................................    842,584     35,439,083        0.5%
      Other Securities............................................               349,375,352        4.9%
                                                                              --------------      -----
TOTAL INFORMATION TECHNOLOGY......................................               873,296,138       12.3%
                                                                              --------------      -----
MATERIALS -- (2.2%)
      Other Securities............................................               156,737,321        2.2%
                                                                              --------------      -----
REAL ESTATE -- (0.2%)
      Other Securities............................................                13,680,800        0.2%
                                                                              --------------      -----
UTILITIES -- (0.1%)
      Other Securities............................................                10,358,411        0.1%
                                                                              --------------      -----
TOTAL COMMON STOCKS...............................................             7,104,679,838       99.8%
                                                                              --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market
        Fund, 2.370%.............................................. 11,086,205     11,086,205        0.2%
                                                                              --------------      -----
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund.......................... 14,329,949    165,811,845        2.3%
                                                                              --------------      -----
TOTAL INVESTMENTS--(100.0%)
   (Cost $4,155,453,522)........................................              $7,281,577,888      102.3%
                                                                              ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Communication Services............... $  892,862,097           --   --    $  892,862,097
   Consumer Discretionary...............    455,021,828 $        988   --       455,022,816
   Consumer Staples.....................    424,720,661           --   --       424,720,661
   Energy...............................    852,523,618           --   --       852,523,618
   Financials...........................  1,578,492,590        4,005   --     1,578,496,595
   Health Care..........................    929,766,947           --   --       929,766,947
   Industrials..........................    917,214,434           --   --       917,214,434
   Information Technology...............    873,296,138           --   --       873,296,138
   Materials............................    156,737,321           --   --       156,737,321
   Real Estate..........................     13,680,800           --   --        13,680,800
   Utilities............................     10,358,411           --   --        10,358,411
Temporary Cash Investments..............     11,086,205           --   --        11,086,205
Securities Lending Collateral...........             --  165,811,845   --       165,811,845
                                         -------------- ------------   --    --------------
TOTAL................................... $7,115,761,050 $165,816,838   --    $7,281,577,888
                                         ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                   THE TAX-MANAGED
                                                                   U.S. MARKETWIDE
                                                                    VALUE SERIES*
                                                                   ---------------
ASSETS:
Investments at Value (including $249,781 of securities on loan,
  respectively)...................................................   $7,104,680
Temporary Cash Investments at Value & Cost........................       11,086
Collateral from Securities on Loan Invested in Affiliate at Value
  (including cost of $165,796)....................................      165,812
Receivables:
   Investment Securities Sold.....................................        5,729
   Dividends and Interest.........................................        7,130
   Securities Lending Income......................................           43
Prepaid Expenses and Other Assets.................................            9
                                                                     ----------
       Total Assets...............................................    7,294,489
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................      165,794
   Investment Securities Purchased................................       11,512
   Due to Advisor.................................................        1,155
Accrued Expenses and Other Liabilities............................          613
                                                                     ----------
       Total Liabilities..........................................      179,074
                                                                     ----------
NET ASSETS........................................................   $7,115,415
                                                                     ==========
Investments at Cost...............................................   $3,978,570
                                                                     ==========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                               THE TAX-MANAGED
                                                               U.S. MARKETWIDE
                                                                VALUE SERIES#
                                                               ---------------
  INVESTMENT INCOME
     Dividends (Net of Foreign Taxes Withheld of $10).........    $ 80,228
     Income from Securities Lending...........................         277
                                                                  --------
         Total Investment Income..............................      80,505
                                                                  --------
  EXPENSES
     Investment Management Fees...............................       6,648
     Accounting & Transfer Agent Fees.........................         145
     Custodian Fees...........................................          37
     Shareholders' Reports....................................           3
     Directors'/Trustees' Fees & Expenses.....................          25
     Professional Fees........................................          44
     Other....................................................          91
                                                                  --------
         Total Expenses.......................................       6,993
                                                                  --------
     Net Expenses.............................................       6,993
                                                                  --------
     NET INVESTMENT INCOME (LOSS).............................      73,512
                                                                  --------
  REALIZED AND UNREALIZED GAIN (LOSS)
     Net Realized Gain (Loss) on:
       Investment Securities Sold**...........................     181,796
       Affiliated Investment Companies Shares Sold............           2
       Futures................................................      (2,040)
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.............     134,631
       Affiliated Investment Companies Shares.................           9
                                                                  --------
     NET REALIZED AND UNREALIZED GAIN (LOSS)..................     314,398
                                                                  --------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS................................................    $387,910
                                                                  ========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        THE TAX-MANAGED U.S.
                                                       MARKETWIDE VALUE SERIES
                                                       ----------------------
                                                       SIX MONTHS     YEAR
                                                          ENDED       ENDED
                                                         APR 30,     OCT 31,
                                                          2019        2018
                                                       ----------- ----------
                                                       (UNAUDITED)
  INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net Investment Income (Loss)...................... $   73,512  $  139,407
    Net Realized Gain (Loss) on:
     Investment Securities Sold*,**...................    181,796     226,155
     Affiliated Investment Companies Shares Sold......          2         (25)
     Futures..........................................     (2,040)        697
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency.......    134,631     (80,044)
     Affiliated Investment Companies Shares...........          9           2
                                                       ----------  ----------
       Net Increase (Decrease) in Net Assets
         Resulting from Operations....................    387,910     286,192
                                                       ----------  ----------
  Transactions in Interest:
     Contributions....................................    223,153     198,216
     Withdrawals......................................   (325,434)   (321,718)
                                                       ----------  ----------
       Net Increase (Decrease) from Transactions in
         Interest.....................................   (102,281)   (123,502)
                                                       ----------  ----------
       Total Increase (Decrease) in Net Assets........    285,629     162,690
  NET ASSETS
     Beginning of Period..............................  6,829,786   6,667,096
                                                       ----------  ----------
     End of Period.................................... $7,115,415  $6,829,786
                                                       ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                              THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                               -------------------------------------------------------------------------
                                                SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                  APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                   2019          2018        2017        2016        2015        2014
                                               -----------    ----------  ----------  ----------  ----------  ----------
                                                (UNAUDITED)
Total Return..................................       5.99%(B)       4.26%      22.61%       2.79%       2.93%      15.17%
                                               ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)......... $7,115,415     $6,829,786  $6,667,096  $5,538,404  $5,348,412  $5,143,977
Ratio of Expenses to Average Net Assets.......       0.21%(C)       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Net Investment Income to Average Net
  Assets......................................       2.21%(C)       1.99%       2.02%       2.05%       1.82%       1.61%
Portfolio Turnover Rate.......................          5%(B)          5%          7%          9%          6%          2%
                                               ----------     ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day.

   Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. As of April 30, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $191 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2019, the Series' investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

            The Tax-Managed U.S. Marketwide Value Series...... 0.20%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2019, the total related amount paid by the Trust to the CCO was $41 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                         OTHER INVESTMENT
                                                            SECURITIES
                                                        ------------------
                                                        PURCHASES  SALES
                                                        --------- --------
     The Tax-Managed U.S. Marketwide Value Series...... $433,205  $357,905

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                    CHANGE IN
                                                     NET REALIZED  UNREALIZED
                  BALANCE AT    PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/   BALANCE AT    SHARES AS OF  DIVIDEND
               OCTOBER 31, 2018  AT COST  FROM SALES   ON SALES   DEPRECIATION  APRIL 30, 2019 APRIL 30, 2019  INCOME
               ---------------- --------- ---------- ------------ ------------- -------------- -------------- --------
THE
  TAX-MANAGED
  U.S.
  MARKETWIDE
  VALUE
  SERIES
The DFA
  Short Term
  Investment
  Fund             $132,755     $451,173   $418,127       $2           $9          $165,812        14,330      $1,771
                   --------     --------   --------       --           --          --------        ------      ------
TOTAL              $132,755     $451,173   $418,127       $2           $9          $165,812        14,330      $1,771
                   ========     ========   ========       ==           ==          ========        ======      ======


               CAPITAL GAIN
               DISTRIBUTIONS
               -------------
THE
  TAX-MANAGED
  U.S.
  MARKETWIDE
  VALUE
  SERIES
The DFA
  Short Term
  Investment
  Fund              --
                    --
TOTAL               --
                    ==

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                    FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                    TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ---------- ------------ -------------- --------------
The Tax-Managed U.S. Marketwide Value Series...... $4,155,454  $3,282,037    $(155,912)     $3,126,125

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                       REALIZED GAIN (LOSS)
                                                          ON DERIVATIVES
                                                      --------------------
                                                                  EQUITY
                                                       TOTAL   CONTRACTS (1)
                                                      -------  -------------
   The Tax-Managed U.S. Marketwide Value Series...... $(2,040)    $(2,040)*

(1) Presented on Statements of Operations as Net Realized Gain (Loss) on:
    Futures.
* As of April 30, 2019, there were no futures contracts outstanding. During the six months ended April 30, 2019, the Series had limited activity in futures contracts.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                         ------------- ------------ ------------ -------- --------------- ----------------
The Tax-Managed U.S. Marketwide Value
  Series................................     3.06%        $7,652         27        $18        $28,250            --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that the Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the six months ended April 30, 2019.

H. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the six months ended April 30, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                          PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                          --------- ------ --------------------
The Tax-Managed U.S. Marketwide Value Series...... $154,546  $8,366         $331

I. SECURITIES LENDING:

   As of April 30, 2019, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                             NON-CASH
                                                            COLLATERAL
                                                              MARKET
                                                              VALUE
                                                            ----------
         The Tax-Managed U.S. Marketwide Value Series......  $90,883

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                              AS OF APRIL 30, 2019
                                              -----------------------------------------------------
                                              OVERNIGHT AND            BETWEEN
                                               CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                              ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
 Common Stocks, Rights/Warrants..............   $165,812       --         --         --    $165,812

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 18-19, 2018 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the "Access Data Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. With respect to the Tax-Managed U.S. Small Cap Portfolio, the Board also considered the proposed reduction of the management fee for the Fund. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED


   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [Graphic] Recycled Recyclable                                 DFA043019-002S
                                                                     00230829

                      THE DFA SHORT TERM INVESTMENT FUND

                              SEMI-ANNUAL REPORT

                        SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on the Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary. You may elect to receive all future shareholder reports in paper free of charge. You can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
SCHEDULE OF PORTFOLIO HOLDINGS                                               1

SCHEDULE OF INVESTMENTS                                                      2

STATEMENT OF ASSETS AND LIABILITIES                                          6

STATEMENT OF OPERATIONS                                                      7

STATEMENTS OF CHANGES IN NET ASSETS                                          8

FINANCIAL HIGHLIGHTS                                                         9

NOTES TO FINANCIAL STATEMENTS                                               10

SUPPLEMENTAL INFORMATION                                                    16

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT                           17

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
April 30, 2019 (Unaudited)

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2019:

                                                                    PERCENT OF
SECURITY ALLOCATION                                                 INVESTMENTS
-------------------                                                 -----------
Commercial Paper                                                        58.0%
Repurchase Agreements                                                   19.8
Yankee Certificates of Deposit                                          10.7
U.S. Government Agency Securities                                        7.5
U.S. Treasury Obligations                                                2.4
Corporate Bonds                                                          1.2
Yankee Bonds                                                             0.4
                                                                       -----
TOTAL INVESTMENTS                                                      100.0%

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

April 30, 2019 (Unaudited)

SECURITY DESCRIPTION                                                   Rate            Maturity Face Amount $ Fair Value $
--------------------                                         ------------------------- -------- ------------- ------------
CORPORATE BONDS - 1.2%
(r)Apple, Inc.                                               3.03% (US0003M + 30 bps)  05/06/19   20,000,000   20,001,213
(r)Merck & Co., Inc.                                         3.06% (US0003M + 38 bps)  02/10/20    4,654,000    4,665,961
(r)++Roche Holdings, Inc.                                    2.94% (US0003M + 34 bps)  09/30/19    6,850,000    6,858,882
(r)Toyota Motor Credit Corp.                                 2.74% (US0003M + 6 bps)   05/15/19  150,000,000  150,000,294
(r)Toyota Motor Credit Corp.                                 2.68% (US0003M + 10 bps)  07/25/19   75,000,000   75,005,251
(r)Toyota Motor Credit Corp.                                 2.84% (US0003M + 26 bps)  04/17/20      580,000      581,035
                                                                                                 -----------  -----------
TOTAL CORPORATE BONDS (Cost $257,121,733)                                                        257,084,000  257,112,636
                                                                                                 -----------  -----------
YANKEE BONDS - 0.4%
(r)++CPPIB Capital, Inc.                                     2.62% (US0003M + 1 bps)   12/27/19   50,000,000   49,981,010
(r)Province of Quebec                                        2.87% (US0003M + 28 bps)  07/21/19   31,690,000   31,711,047
(r)Shell International Finance BV                            2.94% (US0003M + 35 bps)  09/12/19    9,532,000    9,546,343
(r)Svenska Handelsbanken AB                                  3.10% (US0001M + 49 bps)  06/17/19    2,000,000    2,001,120
                                                                                                 -----------  -----------
TOTAL YANKEE BONDS (Cost $93,265,798)                                                             93,222,000   93,239,520
                                                                                                 -----------  -----------
COMMERCIAL PAPER - 58.0%
(y)++Archer-Daniels-Midland Co.                              2.44%                     05/02/19   40,000,000   39,994,629
(y)++Archer-Daniels-Midland Co.                              2.46%                     05/07/19   10,000,000    9,995,275
(y)++Archer-Daniels-Midland Co.                              2.50%                     05/10/19   89,975,000   89,914,092
(y)++Archer-Daniels-Midland Co.                              2.51%                     05/13/19   16,597,000   16,582,346
(y)++Archer-Daniels-Midland Co.                              2.45%                     05/14/19   35,000,000   34,966,680
(y)++Archer-Daniels-Midland Co.                              2.48%                     05/24/19  100,000,000   99,836,267
(y)++Archer-Daniels-Midland Co.                              2.47%                     05/29/19   97,500,000   97,306,866
(r)++Australia & New Zealand Banking Group                   2.79% (US0003M + 10 bps)  05/13/19   20,000,000   20,000,519
(r)++Bank of Nova Scotia                                     2.69% (US0001M + 22 bps)  10/09/19  100,000,000  100,052,191
(y)Banque Et Caisse d'Epargne de I'Etat                      2.55%                     05/10/19   28,500,000   28,480,865
(y)Banque Et Caisse d'Epargne de I'Etat                      2.58%                     05/15/19   88,450,000   88,360,444
(y)Banque Et Caisse d'Epargne de I'Etat                      2.53%                     06/17/19   68,640,000   68,413,579
(y)++BNG Bank NV                                             2.45%                     05/03/19  200,000,000  199,959,999
(y)++BNG Bank NV                                             2.51%                     05/14/19  175,000,000  174,834,830
(y)++BNG Bank NV                                             2.50%                     05/17/19   36,400,000   36,358,214
(y)++BNG Bank NV                                             2.53%                     05/21/19  100,000,000   99,858,017
(y)++BNG Bank NV                                             2.51%                     06/03/19  100,000,000   99,769,083
(y)++Caisse des Depots et Consignations                      2.45%                     05/03/19   57,000,000   56,988,396
(y)++Caisse des Depots et Consignations                      2.55%                     07/11/19   25,000,000   24,874,000
(y)++Caisse des Depots et Consignations                      2.54%                     07/22/19   40,000,000   39,765,940
(y)++Caisse des Depots et Consignations                      2.54%                     07/26/19  138,400,000  137,548,782
(y)++Chevron Corp.                                           2.41%                     05/20/19  100,000,000   99,865,389
(y)++Cisco Systems, Inc.                                     2.52%                     05/16/19   10,000,000    9,989,196
(y)++Cisco Systems, Inc.                                     2.52%                     05/30/19   20,000,000   19,959,333
(y)++Cisco Systems, Inc.                                     2.53%                     06/06/19  100,000,000   99,748,503
(y)++Coca-Cola Co.                                           2.51%                     06/20/19  100,000,000   99,648,525
(y)++Coca-Cola Co.                                           2.53%                     07/16/19   41,400,000   41,178,537
(y)++Commonwealth Bank of Australia                          2.55%                     05/07/19  150,000,000  149,929,650
(y)++Commonwealth Bank of Australia                          2.55%                     05/08/19   84,958,000   84,912,425
(y)++Commonwealth Bank of Australia                          2.56%                     05/15/19   40,000,000   39,959,583
(r)++Commonwealth Bank of Australia                          2.67% (US0001M + 20 bps)  09/06/19   25,000,000   25,009,884
(y)CPPIB Capital, Inc.                                       2.54%                     05/01/19   60,550,000   60,545,972
(y)++DBS Bank, Ltd.                                          2.50%                     05/24/19  192,000,000  191,679,231
(y)++DBS Bank, Ltd.                                          2.54%                     06/03/19  100,000,000   99,762,944
(y)++DBS Bank, Ltd.                                          2.54%                     06/13/19    9,000,000    8,972,390
(y)++DBS Bank, Ltd.                                          2.56%                     07/01/19  100,000,000   99,565,828
(y)++DBS Bank, Ltd.                                          2.54%                     07/03/19   65,000,000   64,708,684
(y)++DBS Bank, Ltd.                                          2.53%                     07/11/19   15,900,000   15,819,737
(y)++DNB NORBANK ASA                                         2.55%                     05/14/19  150,000,000  149,860,233
(y)++DNB NORBANK ASA                                         2.54%                     05/21/19  150,000,000  149,789,825
(y)++DNB NORBANK ASA                                         2.53%                     06/10/19   99,000,000   98,725,792
(y)++DNB NORBANK ASA                                         2.52%                     07/01/19   50,000,000   49,787,220
(y)++Emerson Electric Co.                                    2.44%                     05/08/19   33,676,000   33,657,800
(y)++Emerson Electric Co.                                    2.43%                     05/20/19   12,000,000   11,983,647
(y)++Equinor ASA                                             2.55%                     05/29/19   50,000,000   49,900,514
(y)++Erste Abwicklungsanstalt                                2.51%                     05/09/19  100,000,000   99,939,625
(y)++Erste Abwicklungsanstalt                                2.51%                     05/14/19  108,000,000  107,898,066
(y)++Erste Abwicklungsanstalt                                2.52%                     05/15/19  100,000,000   99,898,750
(y)++Erste Abwicklungsanstalt                                2.57%                     05/20/19   32,200,000   32,156,476
(y)Exxon Mobil Corp.                                         2.42%                     05/07/19  150,000,000  149,930,000
(y)++Hydro-Quebec                                            2.50%                     05/06/19   44,700,000   44,682,068
(y)++IBM Corp.                                               2.49%                     05/15/19  100,000,000   99,898,750

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

April 30, 2019 (Unaudited)

SECURITY DESCRIPTION                                                   Rate            Maturity Face Amount $ Fair Value $
--------------------                                         ------------------------- -------- ------------- ------------
COMMERCIAL PAPER - 58.0% (CONTINUED)
(y)++John Deere Capital Corp.                                2.54%                     05/13/19   38,400,000   38,366,304
(y)++John Deere Capital Corp.                                2.52%                     05/21/19   35,500,000   35,449,596
(y)++John Deere Capital Corp.                                2.51%                     05/22/19   63,800,000   63,705,179
(y)++John Deere Capital Corp.                                2.49%                     06/03/19   75,000,000   74,827,946
(y)++John Deere Capital Corp.                                2.48%                     06/11/19   50,000,000   49,857,200
(y)++Kimberly-Clark Worldwide                                2.42%                     05/06/19   18,000,000   17,992,719
(y)++Kimberly-Clark Worldwide                                2.42%                     05/07/19   97,300,000   97,254,026
(y)++Kimberly-Clark Worldwide                                2.41%                     05/09/19   74,000,000   73,954,953
(y)++Kreditanstalt Fur Wiederaufbau                          2.51%                     05/09/19   50,000,000   49,969,625
(y)++Kreditanstalt Fur Wiederaufbau                          2.52%                     07/02/19   95,000,000   94,577,559
(y)++Kreditanstalt Fur Wiederaufbau                          2.52%                     07/16/19   75,000,000   74,591,579
(y)++Landesbank Hessen-Thuringen                             2.60%                     05/01/19  200,000,000  199,986,221
(y)++Landesbank Hessen-Thuringen                             2.56%                     05/09/19   50,000,000   49,969,000
(y)++Landesbank Hessen-Thuringen                             2.52%                     05/30/19  150,000,000  149,690,000
(y)++Landesbank Hessen-Thuringen                             2.52%                     06/04/19  100,000,000   99,758,694
(y)National Rural Utilities Cooperative Finance Corp.        2.46%                     05/02/19   37,500,000   37,494,965
(y)National Rural Utilities Cooperative Finance Corp.        2.44%                     05/07/19   41,000,000   40,980,628
(y)National Rural Utilities Cooperative Finance Corp.        2.48%                     05/21/19   57,810,000   57,727,245
(y)++Nederlandse Waterschaps NV                              2.51%                     05/13/19   10,925,000   10,915,216
(y)++Nederlandse Waterschaps NV                              2.51%                     06/04/19  150,000,000  149,637,896
(y)++Nederlandse Waterschaps NV                              2.53%                     06/10/19  125,000,000  124,644,240
(y)++Nederlandse Waterschaps NV                              2.53%                     06/25/19  175,000,000  174,312,639
(y)++Nederlandse Waterschaps NV                              2.52%                     07/02/19  150,000,000  149,337,188
(y)++Nederlandse Waterschaps NV                              2.53%                     07/03/19   40,000,000   39,820,587
(y)Nestle Finance International, Ltd.                        2.51%                     07/29/19  100,000,000   99,380,000
(y)++Nordea Bank AB                                          2.55%                     05/20/19   61,000,000   60,918,294
(y)++Nordea Bank AB                                          2.56%                     05/22/19   50,000,000   49,926,270
(y)++Nordea Bank AB                                          2.54%                     06/07/19  200,000,000  199,485,733
(y)++Nordea Bank AB                                          2.52%                     07/23/19   50,000,000   49,708,800
(y)++Novartis Finance Corp.                                  2.46%                     05/13/19   30,000,000   29,973,729
(y)++Novartis Finance Corp.                                  2.46%                     06/03/19   21,945,000   21,893,869
(y)++Novartis Finance Corp.                                  2.50%                     06/07/19   20,600,000   20,546,226
(y)++NRW.Bank                                                2.45%                     05/02/19   65,000,000   64,991,146
(y)++NRW.Bank                                                2.54%                     05/03/19   50,000,000   49,989,784
(y)++NRW.Bank                                                2.57%                     05/06/19  150,000,000  149,938,650
(y)++NRW.Bank                                                2.51%                     05/17/19   75,000,000   74,912,840
(y)++NRW.Bank                                                2.52%                     06/05/19  200,000,000  199,505,199
(y)++NRW.Bank                                                2.48%                     06/14/19  100,000,000   99,690,000
(y)Oesterreich Kontrollbank                                  2.55%                     05/13/19   66,400,000   66,341,854
(y)Oesterreich Kontrollbank                                  2.50%                     07/26/19  146,600,000  145,718,543
(r)++Oversea-Chinese Banking Corp., Ltd.                     2.62% (US0003M + 1 bps)   12/05/19   25,000,000   24,999,873
(r)++Oversea-Chinese Banking Corp., Ltd.                     2.63% (US0003M + 3 bps)   12/11/19  100,000,000   99,999,436
(r)++Oversea-Chinese Banking Corp., Ltd.                     2.72% (US0003M + 4 bps)   02/18/20   50,000,000   49,999,830
(r)++Oversea-Chinese Banking Corp., Ltd.                     2.66% (US0003M + 5 bps)   03/06/20  200,000,000  199,998,941
(y)PACCAR Financial Corp.                                    2.45%                     05/20/19   25,000,000   24,965,931
(y)++Pfizer, Inc.                                            2.52%                     05/28/19  111,000,000  110,789,433
(y)++PSP Capital, Inc.                                       2.52%                     05/01/19   35,800,000   35,797,618
(y)++PSP Capital, Inc.                                       2.53%                     05/06/19   95,000,000   94,961,889
(y)++PSP Capital, Inc.                                       2.55%                     05/15/19  200,000,000  199,797,499
(y)++PSP Capital, Inc.                                       2.55%                     05/22/19   60,000,000   59,910,716
(y)++PSP Capital, Inc.                                       2.53%                     05/30/19   35,000,000   34,928,833
(y)++PSP Capital, Inc.                                       2.52%                     06/11/19   50,000,000   49,856,734
(y)++PSP Capital, Inc.                                       2.52%                     06/20/19  100,000,000   99,650,367
(y)++Roche Holdings, Inc.                                    2.46%                     05/13/19   30,000,000   29,973,729
(r)++Royal Bank of Canada NY                                 2.77% (US0003M + 16 bps)  09/03/19  100,000,000  100,053,294
(r)++Royal Bank of Canada NY                                 2.72% (US0001M + 24 bps)  10/11/19   75,000,000   75,041,898
(r)++Royal Bank of Canada NY                                 2.74% (US0003M + 14 bps)  01/16/20   30,000,000   30,022,982
(r)++Royal Bank of Canada NY                                 2.64% (US0001M + 16 bps)  03/05/20   75,000,000   74,984,288
(r)++Royal Bank of Canada NY                                 2.64% (US0003M + 5 bps)   04/01/20   60,000,000   59,999,695
(y)++Sanofi-Aventis                                          2.51%                     06/25/19   50,450,000   50,255,924
(y)++Simon Property Group, LP                                2.54%                     05/02/19   20,000,000   19,997,314
(y)++Simon Property Group, LP                                2.51%                     05/23/19   30,000,000   29,952,946
(y)++Simon Property Group, LP                                2.53%                     06/04/19   30,000,000   29,928,046
(y)++Simon Property Group, LP                                2.47%                     06/10/19   50,000,000   49,859,063
(y)++Simon Property Group, LP                                2.47%                     06/17/19   45,000,000   44,850,960
(y)++Simon Property Group, LP                                2.52%                     06/18/19   25,000,000   24,915,441
(y)++Skandinaviska Enskilda Banken AB                        2.59%                     05/02/19  150,000,000  149,980,692
(y)++Skandinaviska Enskilda Banken AB                        2.57%                     05/06/19  100,000,000   99,961,217

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

April 30, 2019 (Unaudited)

SECURITY DESCRIPTION                                                   Rate            Maturity Face Amount $   Fair Value $
--------------------                                         ------------------------- -------- -------------- --------------
COMMERCIAL PAPER - 58.0% (CONTINUED)
(y)++Skandinaviska Enskilda Banken AB                        2.56%                     05/09/19     80,000,000     79,953,300
(y)++Skandinaviska Enskilda Banken AB                        2.52%                     05/22/19     32,120,000     32,073,480
(y)++Skandinaviska Enskilda Banken AB                        2.55%                     05/28/19     50,000,000     49,907,250
(y)++Skandinaviska Enskilda Banken AB                        2.52%                     07/15/19     25,000,000     24,868,478
(y)++Sumitomo Mitsui Bank NY                                 2.56%                     05/21/19    275,000,000    274,611,790
(y)++Sumitomo Mitsui Bank NY                                 2.56%                     05/23/19     50,000,000     49,922,567
(y)++Sumitomo Mitsui Bank NY                                 2.54%                     06/05/19     50,000,000     49,877,400
(y)++Sumitomo Mitsui Bank NY                                 2.53%                     07/22/19     65,000,000     64,620,702
(y)++Svenska Handelsbanken NY                                2.56%                     05/16/19     50,000,000     49,946,200
(y)++Svenska Handelsbanken NY                                2.52%                     07/08/19    100,000,000     99,518,342
(y)++Svenska Handelsbanken NY                                2.52%                     07/24/19    200,000,000    198,810,944
(r)++Toronto Dominion Bank NY                                2.76% (US0001M + 27 bps)  05/23/19     80,000,000     80,015,498
(r)++Toronto Dominion Bank NY                                2.59% (US0001M + 11 bps)  10/17/19    100,000,000     99,997,741
(r)++Toronto Dominion Bank NY                                2.85% (US0001M + 37 bps)  11/20/19     45,000,000     45,060,931
(r)++Toronto Dominion Bank NY                                2.81% (US0003M + 21 bps)  12/06/19    100,000,000    100,111,662
(y)++Total Capital Canada, Ltd.                              2.42%                     05/02/19     80,000,000     79,989,200
(y)++Total Capital Canada, Ltd.                              2.54%                     05/28/19    214,000,000    213,582,391
(y)++Total Capital Canada, Ltd.                              2.52%                     07/03/19     50,000,000     49,775,734
(y)++Total Capital Canada, Ltd.                              2.52%                     07/23/19    150,000,000    149,112,401
(r)Toyota Motor Credit Corp.                                 2.64% (US0003M + 3 bps)   12/12/19    100,000,000     99,999,594
(r)Toyota Motor Credit Corp.                                 2.62% (US0003M + 3 bps)   01/03/20    150,000,000    149,999,445
(r)Toyota Motor Credit Corp.                                 2.63% (US0001M + 15 bps)  01/21/20    150,000,000    149,956,941
(y)++United Overseas Bank                                    2.50%                     05/02/19    100,000,000     99,986,572
(y)++United Overseas Bank                                    2.56%                     05/06/19     11,000,000     10,995,551
(y)++United Overseas Bank                                    2.54%                     05/28/19     20,000,000     19,961,873
(y)++United Overseas Bank                                    2.53%                     05/29/19    150,000,000    149,703,959
(y)++United Overseas Bank                                    2.49%                     06/03/19    200,000,000    199,536,655
(y)++United Overseas Bank                                    2.56%                     06/25/19     50,000,000     49,808,667
(y)++United Overseas Bank                                    2.55%                     08/02/19    100,000,000     99,345,133
(y)++Wal-Mart Stores, Inc.                                   2.50%                     05/20/19     70,000,000     69,905,383
(r)++Westpac Banking Corp.                                   2.75% (US0003M + 10 bps)  05/24/19     50,000,000     50,002,359
                                                                                                -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $12,187,596,718)                                                   12,209,996,000 12,187,360,465
                                                                                                -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 10.7%
(r)Bank of Montreal Chicago                                  2.75% (US0001M + 26 bps)  05/03/19    150,000,000    150,000,517
(r)Bank of Montreal Chicago                                  2.87% (US0003M + 13 bps)  05/07/19    100,000,000    100,001,719
(r)Bank of Montreal Chicago                                  2.80% (US0001M + 33 bps)  08/06/19    100,000,000    100,057,164
(r)Bank of Montreal Chicago                                  2.70% (US0001M + 22 bps)  10/04/19    200,000,000    200,083,857
(r)Bank of Montreal Chicago                                  2.87% (US0001M + 39 bps)  12/04/19     70,000,000     70,103,499
(r)Bank of Montreal Chicago                                  2.68% (US0003M + 5 bps)   03/02/20     25,000,000     24,999,856
(r)Bank of Nova Scotia                                       2.73% (US0001M + 26 bps)  05/07/19     30,000,000     30,000,480
(r)Bank of Nova Scotia                                       2.70% (US0003M + 9 bps)   09/06/19    150,000,000    150,050,872
(r)Bank of Nova Scotia                                       2.71% (US0001M + 22 bps)  09/20/19    100,000,000    100,049,847
(r)Bank of Nova Scotia                                       2.99% (US0003M + 26 bps)  11/04/19     26,000,000     26,034,190
(r)Bank of Nova Scotia                                       2.74% (US0003M )          11/04/19    150,000,000    149,999,865
(r)Bank of Nova Scotia                                       2.82% (US0003M + 22 bps)  12/30/19     20,000,000     20,026,136
(r)Bank of Nova Scotia                                       2.86% (US0003M + 18 bps)  02/18/20      1,840,000      1,842,014
(r)Bank of Nova Scotia                                       2.69% (US0003M + 5 bps)   02/27/20     65,000,000     65,004,987
(r)Bank of Nova Scotia                                       2.65% (US0003M + 5 bps)   04/03/20     40,000,000     39,999,803
(r)Canadian Imperial Bank of Commerce                        2.76% (US0001M + 27 bps)  07/19/19    100,000,000    100,036,191
(r)Canadian Imperial Bank of Commerce                        2.58% (US0001M + 11 bps)  10/15/19    100,000,000    100,005,349
(r)Canadian Imperial Bank of Commerce                        2.66% (US0001M + 18 bps)  04/06/20    102,500,000    102,482,162
(r)Nordea Bank AB                                            2.65% (US0001M + 17 bps)  06/10/19     75,000,000     75,015,663
(r)Oversea-Chinese Banking Corp., Ltd.                       2.74% (US0001M + 25 bps)  05/03/19    100,000,000    100,000,401
(r)Oversea-Chinese Banking Corp., Ltd.                       2.58% (US0001M + 10 bps)  09/04/19    125,000,000    125,003,284
(r)Royal Bank of Canada NY                                   2.76% (US0003M + 12 bps)  05/20/19    100,000,000    100,006,815
(r)Royal Bank of Canada NY                                   2.82% (US0001M + 35 bps)  09/06/19    100,000,000    100,090,840
(r)Royal Bank of Canada NY                                   2.81% (US0003M + 21 bps)  12/10/19     75,000,000     75,080,783
(r)Svenska Handelsbanken NY                                  2.79% (US0001M + 30 bps)  08/19/19     40,000,000     40,027,405
(r)Toronto Dominion Bank NY                                  2.82% (US0003M + 21 bps)  12/03/19    100,000,000    100,110,148
                                                                                                -------------- --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,245,397,558)                                       2,245,340,000  2,246,113,847
                                                                                                -------------- --------------
U.S. GOVERNMENT AGENCY SECURITIES - 7.5%
(y)Federal Home Loan Bank                                    2.41%                     05/08/19     99,590,000     99,543,331
(y)Federal Home Loan Bank                                    2.41%                     05/10/19    100,000,000     99,939,750
(y)Federal Home Loan Bank                                    2.42%                     05/16/19    100,000,000     99,899,583
(y)Federal Home Loan Bank                                    2.40%                     05/17/19    210,000,000    209,775,067
(y)Federal Home Loan Bank                                    2.41%                     05/22/19    136,000,000    135,808,807
(y)Federal Home Loan Bank                                    2.40%                     05/24/19    100,000,000     99,846,028

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

April 30, 2019 (Unaudited)

SECURITY DESCRIPTION                                                   Rate  Maturity Face Amount $  Fair Value $
--------------------                                                   ----  -------- ------------- ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 7.5% (CONTINUED)
(y)Federal Home Loan Bank                                              2.44% 05/29/19    98,900,000      98,714,618
(y)Federal Home Loan Bank                                              2.39% 06/07/19   250,000,000     249,380,765
(y)Federal Home Loan Bank                                              2.40% 06/11/19    75,000,000      74,794,146
(y)Federal Home Loan Bank                                              2.41% 06/12/19   113,000,000     112,682,281
(y)Federal Home Loan Bank                                              2.43% 06/14/19   100,000,000      99,705,444
(y)Federal Home Loan Bank                                              2.41% 06/25/19   100,000,000      99,631,806
(y)Federal Home Loan Bank                                              2.42% 07/18/19   100,000,000      99,477,833
                                                                                      ------------- ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,579,207,064)                         1,582,490,000   1,579,199,459
                                                                                      ------------- ---------------
REPURCHASE AGREEMENTS - 19.8%
Bank of America Securities LLC (Purchased on 4/30/19, Proceeds at
  maturity $150,011,375, collateralized by U.S. Treasury Securities,
  0.00% - 1.75%, 9/5/19 - 10/31/20, market value $153,000,062)         2.73% 05/01/19   150,000,000     150,000,000
Barclays Bank PLC (Purchased on 4/30/19, Proceeds at maturity
  $750,057,292, collateralized by U.S. Treasury Securities, 1.13% -
  2.88%, 12/31/20 - 8/15/27, market value $765,000,086)                2.75% 05/01/19   750,000,000     750,000,000
Goldman Sachs & Co. (Purchased on 4/30/19, Proceeds at maturity
  $300,022,583, collateralized by U.S. Government Agency Backed
  Securities, 2.50% - 8.50%, 6/20/24 - 2/15/58, market value
  $306,000,000)                                                        2.71% 05/01/19   300,000,000     300,000,000
HSBC Securities (USA), Inc. (Purchased on 4/30/19, Proceeds at
  maturity $600,045,833, collateralized by U.S. Treasury Securities,
  0.00% - 6.88%, 5/15/19 - 2/15/29, market value $612,000,000)         2.75% 05/01/19   600,000,000     600,000,000
JPMorgan Securities, Inc. (Purchased on 4/30/19, Proceeds at maturity
  $200,015,167, collateralized by a U.S. Treasury Security, 2.88%,
  5/15/28, market value $204,000,081)                                  2.73% 05/01/19   200,000,000     200,000,000
JPMorgan Securities, Inc. (Purchased on 4/30/19, Proceeds at maturity
  $700,053,278, collateralized by U.S. Government Agency Backed
  Securities, 2.49% - 8.00%, 11/15/23 - 2/15/59, market value
  $714,000,000)                                                        2.74% 05/01/19   700,000,000     700,000,000
Mizuho Securities USA, Inc. (Purchased on 4/30/19, Proceeds at
  maturity $400,030,222, collateralized by U.S. Treasury Securities,
  0.00% - 2.00%, 6/18/19 - 7/31/22, market value $408,000,097)         2.72% 05/01/19   400,000,000     400,000,000
RBC Dominion Securities (Purchased on 4/30/19, Proceeds at maturity
  $700,052,889, collateralized by U.S. Treasury Securities, 0.00%
  -2.75%, 9/26/19 - 2/15/28, market value $714,000,030)                2.72% 05/01/19   700,000,000     700,000,000
Toronto Dominion Securities USA LLC (Purchased on 4/30/19, Proceeds
  at maturity $350,026,736, collateralized by U.S. Government Agency
  Backed Securities, 0.13% - 4.38%, 5/30/19 -11/16/28, market value
  $357,000,002)                                                        2.75% 05/01/19   350,000,000     350,000,000
                                                                                      ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $4,150,000,000)                                     4,150,000,000   4,150,000,000
                                                                                      ------------- ---------------
U.S. TREASURY OBLIGATIONS - 2.4%
(y)U.S. Treasury Bill                                                  2.39% 05/16/19   150,000,000     149,850,354
(y)U.S. Treasury Bill                                                  2.43% 05/21/19   100,000,000      99,867,292
(y)U.S. Treasury Bill                                                  2.38% 06/04/19   100,000,000      99,773,508
(y)U.S. Treasury Bill                                                  2.39% 06/18/19   150,000,000     149,522,250
                                                                                      ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $499,017,834)                                     500,000,000     499,013,404
                                                                                      ------------- ---------------
TOTAL INVESTMENTS (Cost $21,011,606,705) - 100.0%                                                   $21,012,039,331
                                                                                                    ===============

US0001M--1 Month US Dollar LIBOR
US0003M--3 Month US Dollar LIBOR

++ Rule 144A, Section 4(2), or other security, which is restricted as to resale to institutional investors. This security has been deemed to be liquid based upon the Fund's liquidity guidelines. The aggregate value of these securities at April 30, 2019 was $10,975,904,351, which represented 52.2% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of April 30, 2019.
(y)The rate shown is the effective yield.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2019 (UNAUDITED)

ASSETS:
Investments, at value                                            $16,862,039,331
Repurchase agreements, at value                                    4,150,000,000
                                                                 ---------------
       Total Investments                                          21,012,039,331
                                                                 ---------------
Cash                                                                 843,842,247
Interest receivable                                                   14,642,413
Prepaid expenses                                                          20,675
                                                                 ---------------
       Total Assets                                               21,870,544,666
                                                                 ---------------
LIABILITIES:
Payable for investments purchased                                     99,353,445
Distributions payable                                                 45,648,633
Accrued expenses and other payables:
   Investment Management Fees                                            907,857
   Director/Trustee Fees                                                 608,929
   Transfer Agent Fees                                                     8,268
   Professional Fees                                                      65,213
   CCO Fees                                                                2,579
   Other Expenses                                                        104,426
                                                                 ---------------
       Total Liabilities                                             146,699,350
                                                                 ---------------
Net Assets                                                       $21,723,845,316
                                                                 ===============
NET ASSETS CONSIST OF:
Capital                                                          $21,723,671,852
Total Distributable Earnings / (Loss)                                    173,464
                                                                 ---------------
NET ASSETS                                                       $21,723,845,316
                                                                 ===============
Shares of Beneficial Interest (Unlimited Number of Shares
  Authorized, No Par value)                                        1,877,467,729
                                                                 ===============
Net Asset Value (Offering and Redemption Price Per Share)        $       11.5708
                                                                 ===============
Investments at cost                                              $21,011,606,705

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                           $257,597,124
                                                                   ------------
       Total Investment Income                                      257,597,124
                                                                   ------------
EXPENSES:
Investment Management Fees                                            5,095,611
Administration Fees                                                     596,267
Transfer Agent Fees                                                      55,941
Professional Fees                                                        45,522
Director/Trustee Fees                                                    20,484
CCO Fees                                                                  9,726
Other Expenses                                                          178,727
                                                                   ------------
       Total Expenses Before Fee Reductions                           6,002,278
                                                                   ------------
Fees Paid Indirectly                                                   (596,267)
                                                                   ------------
       Net Expenses                                                   5,406,011
                                                                   ------------
Net Investment Income                                               252,191,113
                                                                   ------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Losses from Investment Transactions                        (92,854)
Net Change in Unrealized Appreciation on Investments                    783,595
                                                                   ------------
Net Realized and Unrealized Gains from Investments                      690,741
                                                                   ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     $252,881,854
                                                                   ============

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX
                                                                   MONTHS          FOR THE YEAR
                                                                   ENDED              ENDED
                                                               APRIL 30, 2019    OCTOBER 31, 2018
                                                              ----------------  -----------------
                                                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                      $    252,191,113  $     456,986,745
   Net Realized Gains (Losses) from Investment Transactions            (92,854)            34,677
   Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                         783,595         (2,650,644)
                                                              ----------------  -----------------
   Change in net assets resulting from operations                  252,881,854        454,370,778
                                                              ----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Total Distributions Paid                                       (252,225,537)      (457,097,559)
                                                              ----------------  -----------------
   Change in Net Assets from Distributions to Shareholders        (252,225,537)      (457,097,559)
                                                              ----------------  -----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                  49,601,530,882    117,235,760,486
   Dividends Reinvested                                                 96,499            145,455
   Cost of Shares Redeemed                                     (48,655,940,095)  (121,732,128,948)
                                                              ----------------  -----------------
   Change in Net Assets from Capital Transactions                  945,687,286     (4,496,223,007)
                                                              ----------------  -----------------
Change in Net Assets                                               946,343,603     (4,498,949,788)
NET ASSETS:
Beginning of Period                                             20,777,501,713     25,276,451,501
                                                              ----------------  -----------------
End of Period                                                 $ 21,723,845,316  $  20,777,501,713
                                                              ================  =================
SHARES TRANSACTIONS:
   Shares Issued                                                 4,286,844,933     10,132,257,344
   Reinvested                                                            8,340             12,571
   Shares Redeemed                                              (4,205,141,464)   (10,520,890,040)
                                                              ----------------  -----------------
Change in Shares                                                    81,711,809       (388,620,125)
                                                              ================  =================

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               FOR THE           FOR THE        FOR THE         FOR THE           FOR THE
                           FOR THE           YEAR ENDED        YEAR ENDED     YEAR ENDED      YEAR ENDED        YEAR ENDED
                         PERIOD ENDED        OCTOBER 31,       OCTOBER 31,    OCTOBER 31,     OCTOBER 31,       OCTOBER 31,
                        APRIL 30, 2019          2018              2017         2016/(a)/         2015              2014
                       --------------     -----------       -----------       -----------  -----------       -----------
                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD   $   11.5703       $   11.5715       $   11.5723       $   11.5700  $     11.57       $     11.57
                        -----------       -----------       -----------       -----------  -----------       -----------
INVESTMENT ACTIVITIES:
   Net Investment
     Income                  0.1421            0.2041            0.1090            0.0472         0.01              0.01
   Net Realized and
     Unrealized
     Gain/(Losses) on
     Investments             0.0005           (0.0012)          (0.0007)           0.0024            --/(b)/           --/(b)/
                        -----------       -----------       -----------       -----------  -----------       -----------
Total from Investment
  Activities                 0.1426            0.2029            0.1083            0.0496         0.01              0.01
                        -----------       -----------       -----------       -----------  -----------       -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
   Net Investment
     Income                 (0.1421)          (0.2041)          (0.1091)          (0.0472)       (0.01)            (0.01)
   Net Realized Gains            --/(b)/            --/(b)/           --/(b)/     (0.0001)           --/(b)/           --/(b)/
                        -----------       -----------       -----------       -----------  -----------       -----------
TOTAL DISTRIBUTIONS         (0.1421)          (0.2041)          (0.1091)          (0.0473)       (0.01)            (0.01)
                        -----------       -----------       -----------       -----------  -----------       -----------
Net Asset Value, End
  of Period             $   11.5708       $   11.5703       $   11.5715       $   11.5723  $     11.57       $     11.57
                        ===========       ===========       ===========       ===========  ===========       ===========
Total Return                   1.24%/(c)/        1.77%             0.94%             0.43%        0.11%             0.08%
SUPPLEMENTAL DATA:
NET ASSETS, END OF
  PERIOD (000'S)        $21,723,845       $20,777,502       $25,276,452       $22,432,814  $23,230,655       $24,343,666
Ratios to Average Net
  Assets:
Net Investment
  Income/(d) /                 2.47%             1.74%             0.95%             0.41%        0.11%             0.08%
Gross Expenses/(d) /           0.06%             0.06%             0.06%             0.06%        0.06%             0.06%
Net Expenses/(d)(e) /          0.05%             0.05%             0.05%             0.05%        0.06%             0.06%

(a) As a result of the SEC's rules on money market reform, the financial highlight values are now presented to 4 digits beginning in 2016.
(b) Amount less than $0.005.
(c) Not annualized.
(d) Annualized for periods less than one year.
(e) Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
April 30, 2019 (Unaudited)

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven series, one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services - Investment Companies."

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1  -   inputs are quoted prices in active markets for identical
               securities

.. Level 2  -   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3  -   significant unobservable inputs (including the Fund's own
               assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. During the six-months ended April 30, 2019, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

A summary of the inputs used to value the Fund's investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
April 30, 2019 (Unaudited)

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of April 30, 2019:

                                          LEVEL 1       LEVEL 2       LEVEL 3
                                        INVESTMENTS   INVESTMENTS   INVESTMENTS
                                            IN            IN            IN
                                        SECURITIES    SECURITIES    SECURITIES
                                        ----------- --------------- -----------
 THE DFA SHORT TERM INVESTMENT FUND
    Corporate Bonds                         $--     $   257,112,636     $--
    Yankee Bonds                             --          93,239,520      --
    Commercial Paper                         --      12,187,360,465      --
    Yankee Certificates of Deposit           --       2,246,113,847      --
    U.S. Government Agency Securities        --       1,579,199,459      --
    Repurchase Agreements                    --       4,150,000,000      --
    U.S. Treasury Obligations                --         499,013,404      --
                                            ---     ---------------     ---
        Total Investments                   $--     $21,012,039,331     $--
                                            ===     ===============     ===

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Director/Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At April 30, 2019, the Fund's total liability of $596,706 for deferred compensation to Trustees is included in the "Director/Trustee Fees" payable (a line item which also includes Trustee fees/expenses, currently in a prepaid state) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
April 30, 2019 (Unaudited)

4. ALLOCATIONS - The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund's investment adviser (the "Advisor" or "DFA"), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of April 30, 2019, attributable to distribution redesignations.

As of April 30, 2019, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

                                                                              Net Unrealized
                                      Tax Cost of    Unrealized   Unrealized  Appreciation /
                                      Securities    Appreciation Depreciation (Depreciation)
                                    --------------- ------------ ------------ --------------
The DFA Short Term Investment Fund  $21,011,606,705  $1,124,146   $(691,520)     $432,626

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2018 and October 31, 2017 was as follows:

                                              Distributions Paid From
                                     ------------------------------------------
                                                                      Total
                                     Net Investment   Long-Term   Distributions
                                         Income     Capital Gains     Paid
                                     -------------- ------------- -------------
 The DFA Short Term Investment Fund
 2018                                 $446,030,092      $ --      $446,030,092
 2017                                  232,171,035       985       232,172,020

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
April 30, 2019 (Unaudited)

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                             Undistributed
                                    -------------------------------
                                                 Long-                                                           Total
                                                 Term                             Accumulated    Unrealized   Accumulated
                                     Ordinary   Capital Accumulated Distributions Capital And   Appreciation   Earnings
                                      Income     Gains   Earnings      Payable    Other Losses (Depreciation)  (Deficit)
                                    ----------- ------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment Fund  $38,930,144   $--   $38,930,144 $(38,381,669)     $--        $(350,969)    $197,506

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

Repurchase agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES - Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. Amounts paid to the Trust's CCO are reflected on the Statement of Operations as "CCO fees".

At April 30, 2019, the following number of shareholders held the approximate percentage of the Fund's outstanding shares:

                                         Number of   Approximate Percentage
                                        Shareholders of Outstanding Shares
                                        ------------ ----------------------
    The DFA Short Term Investment Fund       6                 51%

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
April 30, 2019 (Unaudited)

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 calendar days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 4, 2019. A similar line of credit for $700 million was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 3, 2020. There were no borrowings by the Fund under this line of credit during the six-month period ended April 30, 2019.

Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

For the six months ended April 30, 2019, activity by the Fund under the interfund lending program was as follows:

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                             AVERAGE    AVERAGE LOAN     DAYS     EXPENSE/  BORROWED/LOANED
      LENDER              BORROWER        INTEREST RATE   BALANCE    OUTSTANDING*  INCOME  DURING THE PERIOD
------------------- --------------------- ------------- ------------ ------------ -------- -----------------
The DFA Short Term  The Emerging Markets
  Investment Fund     Small Cap Series        2.80%          --           2          --          $100

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that the Funds' interfund lending program was used.

H. RECENTLY ISSUED ACCOUNTING STANDARDS

In August, 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

I. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information
April 30, 2019 (Unaudited)

EXPENSE EXAMPLES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses
---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                     Annualized
                                      Beginning      Ending       Expenses Paid     Expense Ratio
                                    Account Value Account Value  During Period*     During Period
                                       11/1/18       4/30/19    11/1/18 - 4/30/19 11/1/18 - 4/30/19
                                    ------------- ------------- ----------------- -----------------
The DFA Short Term Investment Fund    $1,000.00     $1,012.40         $0.26             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2018 to April 30, 2019, divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Annualized
                                      Beginning      Ending       Expenses Paid     Expense Ratio
                                    Account Value Account Value  During Period*     During Period
                                       11/1/18       4/30/19    11/1/18 - 4/30/19 11/1/18 - 4/30/19
                                    ------------- ------------- ----------------- -----------------
The DFA Short Term Investment Fund    $1,000.00     $1,024.53         $0.27             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2018 to April 30, 2019, divided by the number of days in the fiscal year.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (continued)
April 30, 2019 (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available
(1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on April 1, 2019. The Forms N-Q are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (concluded)
April 30, 2019 (Unaudited)

               BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

   At the Board meeting held on December 18-19, 2018 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement (the "Management Agreement") for the Fund.

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the "Access Data Reports"), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund;
(ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of the Fund, the Board analyzed the Access Data Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.   INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

                     NAME OF ENTITY FOR WHICH SCHEDULE OF
                       INVESTMENTS IS PROVIDED

                     The U.S. Large Cap Value Series

                     The DFA International Value Series

                     The Japanese Small Company Series

                     The Asia Pacific Small Company Series

                     The United Kingdom Small Company
                       Series

                     The Continental Small Company Series

                     The Canadian Small Company Series

                     The Emerging Markets Series

                     The Emerging Markets Small Cap Series

                     The Tax-Managed U.S. Marketwide Value
                     Series

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                           SHARES       VALUE+
                                                         ---------- --------------
COMMON STOCKS -- (96.8%)
COMMUNICATION SERVICES -- (9.1%)
#    Altice USA, Inc., Class A..........................    584,995 $   13,782,482
     AT&T, Inc.......................................... 35,433,006  1,097,005,866
#    CenturyLink, Inc...................................  7,391,428     84,410,108
*    Charter Communications, Inc., Class A..............    940,732    349,190,311
     Comcast Corp., Class A............................. 21,941,529    955,114,757
# *  Discovery, Inc., Class A...........................  1,025,284     31,681,276
*    Discovery, Inc., Class C...........................  1,468,143     42,223,793
# *  DISH Network Corp., Class A........................    438,597     15,403,527
# *  GCI Liberty, Inc., Class A.........................     59,566      3,551,325
     Interpublic Group of Cos., Inc. (The)..............    407,368      9,369,464
*    Liberty Broadband Corp., Class A...................     27,366      2,692,541
# *  Liberty Broadband Corp., Class C...................    172,660     17,043,269
# *  Liberty Media Corp.-Liberty Formula One, Class A...     39,281      1,483,251
*    Liberty Media Corp.-Liberty Formula One, Class C...     78,562      3,048,991
*    Liberty Media Corp.-Liberty SiriusXM, Class A......    157,126      6,275,612
*    Liberty Media Corp.-Liberty SiriusXM, Class C......    314,252     12,620,360
*    Madison Square Garden Co. (The), Class A...........     12,058      3,767,401
     News Corp., Class A................................    527,829      6,555,636
     News Corp., Class B................................     64,856        810,051
# *  Sprint Corp........................................  2,014,058     11,238,444
*    T-Mobile US, Inc...................................  1,093,947     79,847,191
     Viacom, Inc., Class A..............................      4,879        169,057
     Viacom, Inc., Class B..............................  1,836,044     53,080,032
     Walt Disney Co. (The)..............................    113,677     15,570,339
                                                                    --------------
TOTAL COMMUNICATION SERVICES............................             2,815,935,084
                                                                    --------------
CONSUMER DISCRETIONARY -- (7.1%)
     Advance Auto Parts, Inc............................    259,412     43,145,404
     Aramark............................................    948,310     29,473,475
#    Autoliv, Inc.......................................    418,017     32,810,154
     BorgWarner, Inc....................................  1,108,515     46,302,672
# *  Caesars Entertainment Corp.........................    154,842      1,449,321
# *  CarMax, Inc........................................    262,735     20,456,547
     Carnival Corp......................................  1,353,266     74,240,173
*    Dollar Tree, Inc...................................    797,992     88,800,550
     DR Horton, Inc.....................................  3,053,585    135,304,351
     Foot Locker, Inc...................................    499,764     28,591,498
     Ford Motor Co...................................... 16,051,999    167,743,390
#    Gap, Inc. (The)....................................    783,458     20,432,585
     Garmin, Ltd........................................    537,036     46,045,467
     General Motors Co..................................  6,055,833    235,874,695
     Gentex Corp........................................  1,387,044     31,943,623
     Goodyear Tire & Rubber Co. (The)...................  1,225,284     23,537,706
#    Harley-Davidson, Inc...............................    509,141     18,955,319
#    Hyatt Hotels Corp., Class A........................    139,548     10,707,518
#    Kohl's Corp........................................  1,636,864    116,381,030
     Lear Corp..........................................    355,345     50,814,335
     Lennar Corp., Class A..............................    939,354     48,874,589
     Lennar Corp., Class B..............................     37,985      1,584,734
# *  LKQ Corp...........................................  1,629,947     49,061,405
#    Macy's, Inc........................................  2,356,380     55,469,185
     MGM Resorts International..........................  2,471,336     65,811,678
*    Mohawk Industries, Inc.............................    582,542     79,371,347
#    Newell Brands, Inc.................................    686,895      9,877,550

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                           SHARES       VALUE+
                                                         ---------- --------------
CONSUMER DISCRETIONARY -- (Continued)
*    Norwegian Cruise Line Holdings, Ltd................  1,521,501 $   85,797,441
     PulteGroup, Inc....................................  2,391,049     75,222,401
     PVH Corp...........................................    453,566     58,505,478
*    Qurate Retail, Inc.................................  2,762,021     47,092,458
     Ralph Lauren Corp..................................    326,288     42,932,975
     Royal Caribbean Cruises, Ltd.......................  1,239,713    149,930,890
*    Skechers U.S.A., Inc., Class A.....................     31,900      1,009,954
     Tapestry, Inc......................................    359,565     11,603,163
     Target Corp........................................  1,473,116    114,048,641
     Toll Brothers, Inc.................................    212,428      8,093,507
# *  Veoneer, Inc.......................................    324,704      7,166,217
#    Whirlpool Corp.....................................    504,658     70,056,624
                                                                    --------------
TOTAL CONSUMER DISCRETIONARY............................             2,204,520,050
                                                                    --------------
CONSUMER STAPLES -- (5.1%)
     Archer-Daniels-Midland Co..........................  1,273,313     56,789,760
     Bunge, Ltd.........................................    586,005     30,712,522
#    Conagra Brands, Inc................................    318,122      9,791,795
#    Constellation Brands, Inc., Class A................    211,260     44,717,404
#    Coty, Inc., Class A................................    419,572      4,539,769
     Ingredion, Inc.....................................    246,558     23,361,370
#    JM Smucker Co. (The)...............................    897,022    110,001,808
#    Kraft Heinz Co. (The)..............................    974,551     32,394,075
     Kroger Co. (The)...................................  2,545,010     65,610,358
     Molson Coors Brewing Co., Class B..................  1,072,046     68,814,633
     Mondelez International, Inc., Class A..............  3,530,822    179,542,299
*    Pilgrim's Pride Corp...............................      6,211        167,138
*    Post Holdings, Inc.................................    394,384     44,478,627
#    Seaboard Corp......................................         13         58,443
     Tyson Foods, Inc., Class A.........................  1,750,467    131,302,530
*    US Foods Holding Corp..............................  1,060,209     38,750,639
     Walgreens Boots Alliance, Inc......................  3,401,321    182,208,766
     Walmart, Inc.......................................  5,346,820    549,866,969
                                                                    --------------
TOTAL CONSUMER STAPLES.............................................  1,573,108,905
                                                                    --------------
ENERGY -- (14.1%)
     Anadarko Petroleum Corp............................  1,045,026     76,130,144
#    Apache Corp........................................  2,420,600     79,661,946
#    Baker Hughes a GE Co...............................    820,593     19,710,644
     Chevron Corp.......................................  8,332,828  1,000,439,330
#    Cimarex Energy Co..................................    164,116     11,268,205
     Concho Resources, Inc..............................    803,854     92,748,674
     ConocoPhillips.....................................  5,133,675    324,037,566
     Devon Energy Corp..................................  1,783,080     57,308,191
     Diamondback Energy, Inc............................    521,040     55,433,446
     Exxon Mobil Corp................................... 14,447,635  1,159,856,138
#    Helmerich & Payne, Inc.............................    360,314     21,085,575
#    Hess Corp..........................................    942,191     60,413,287
     HollyFrontier Corp.................................  1,384,206     66,068,152
     Kinder Morgan, Inc.................................  7,052,891    140,140,944
     Marathon Oil Corp..................................  6,031,073    102,769,484
     Marathon Petroleum Corp............................  3,692,836    224,782,927
     Murphy Oil Corp....................................    727,091     19,805,959
     National Oilwell Varco, Inc........................  1,225,519     32,035,067
#    Noble Energy, Inc..................................  2,942,820     79,632,709
     Occidental Petroleum Corp..........................  3,079,335    181,311,245
*    Parsley Energy, Inc., Class A......................    301,021      6,008,379
     PBF Energy, Inc., Class A..........................     24,537        823,952

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                           SHARES       VALUE+
                                                         ---------- --------------
ENERGY -- (Continued)
     Phillips 66........................................  1,085,777 $  102,356,198
     Pioneer Natural Resources Co.......................    347,819     57,897,951
     Schlumberger, Ltd..................................  1,545,495     65,961,727
#    Targa Resources Corp...............................  1,077,933     43,279,010
#    TechnipFMC P.L.C...................................  1,440,051     35,410,854
# *  Transocean, Ltd....................................    586,439      4,609,410
     Valero Energy Corp.................................  2,510,791    227,628,312
     Williams Cos., Inc. (The)..........................    833,584     23,615,435
# *  WPX Energy, Inc....................................    336,015      4,667,248
                                                                    --------------
TOTAL ENERGY............................................             4,376,898,109
                                                                    --------------
FINANCIALS -- (21.9%)
     Aflac, Inc.........................................  2,358,348    118,813,572
*    Alleghany Corp.....................................     33,873     22,250,496
     Allstate Corp. (The)...............................    958,907     94,989,328
     Ally Financial, Inc................................  2,960,989     87,970,983
     American Financial Group, Inc......................    352,608     36,505,506
     American International Group, Inc..................  1,399,338     66,566,509
*    Arch Capital Group, Ltd............................    538,218     18,181,004
     Assurant, Inc......................................    226,026     21,472,470
*    Athene Holding, Ltd., Class A......................    102,152      4,613,184
     Axis Capital Holdings, Ltd.........................    110,882      6,303,642
     Bank of America Corp............................... 17,339,347    530,237,201
     Bank of New York Mellon Corp. (The)................  3,775,210    187,476,929
#    BB&T Corp..........................................  2,089,291    106,971,699
*    Berkshire Hathaway, Inc., Class B..................  2,954,909    640,358,329
     BOK Financial Corp.................................      6,114        532,774
     Capital One Financial Corp.........................  2,121,634    196,951,284
     Chubb, Ltd.........................................    590,560     85,749,312
     CIT Group, Inc.....................................    473,057     25,199,746
     Citigroup, Inc.....................................  7,147,502    505,328,391
     Citizens Financial Group, Inc......................    912,076     33,017,151
     CNA Financial Corp.................................    195,005      9,034,582
     Comerica, Inc......................................     32,500      2,554,175
     East West Bancorp, Inc.............................     27,696      1,425,790
     Everest Re Group, Ltd..............................    128,591     30,283,181
     Fifth Third Bancorp................................  4,857,785    140,001,364
     Goldman Sachs Group, Inc. (The)....................  1,573,221    323,957,668
     Hartford Financial Services Group, Inc. (The)......  2,304,192    120,532,284
#    Huntington Bancshares, Inc.........................  6,621,934     92,177,321
     Invesco, Ltd.......................................    920,299     20,218,969
#    Janus Henderson Group P.L.C........................     19,392        486,158
     Jefferies Financial Group, Inc.....................    303,442      6,241,802
     JPMorgan Chase & Co................................  8,086,435    938,430,782
     KeyCorp............................................  4,138,937     72,638,344
     Lincoln National Corp..............................    841,098     56,118,059
     Loews Corp.........................................  1,192,580     61,167,428
     M&T Bank Corp......................................    137,746     23,426,462
*    Markel Corp........................................         10         10,715
     MetLife, Inc.......................................  1,722,503     79,459,063
     Morgan Stanley.....................................  5,549,021    267,740,263
#    New York Community Bancorp, Inc....................    922,610     10,729,954
     Old Republic International Corp....................    816,263     18,251,641
#    PacWest Bancorp....................................    282,094     11,156,818
#    People's United Financial, Inc.....................    396,896      6,862,332
     PNC Financial Services Group, Inc. (The)...........  1,313,525    179,860,978
     Principal Financial Group, Inc.....................  1,705,517     97,487,352
#    Prosperity Bancshares, Inc.........................     53,792      3,961,243
     Prudential Financial, Inc..........................    751,138     79,402,798

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                           SHARES       VALUE+
                                                         ---------- --------------
FINANCIALS -- (Continued)
     Regions Financial Corp.............................  6,240,662 $   96,917,481
     Reinsurance Group of America, Inc..................    239,920     36,350,279
#    RenaissanceRe Holdings, Ltd........................    118,695     18,440,455
#    Santander Consumer USA Holdings, Inc...............    809,133     17,274,990
     State Street Corp..................................    412,299     27,896,150
     SunTrust Banks, Inc................................  1,285,995     84,206,953
     Synchrony Financial................................    949,129     32,906,303
     Synovus Financial Corp.............................    261,271      9,630,449
     Travelers Cos., Inc. (The).........................  1,165,331    167,516,331
     Unum Group.........................................    831,133     30,685,430
     Voya Financial, Inc................................    184,436     10,123,692
     Wells Fargo & Co................................... 15,105,491    731,256,819
     WR Berkley Corp....................................    534,336     32,754,797
#    Zions Bancorp NA...................................    922,609     45,512,302
                                                                    --------------
TOTAL FINANCIALS........................................             6,784,579,467
                                                                    --------------
HEALTH CARE -- (13.9%)
     Abbott Laboratories................................  4,087,436    325,196,408
     Allergan P.L.C.....................................    496,938     73,049,886
     Anthem, Inc........................................  1,376,563    362,077,366
     Becton Dickinson and Co............................     47,308     11,388,928
*    Bio-Rad Laboratories, Inc., Class A................     21,944      6,603,608
     Cardinal Health, Inc...............................  1,267,590     61,744,309
*    Centene Corp.......................................  1,547,126     79,769,817
*    Cigna Corp.........................................  1,485,867    236,015,114
     CVS Health Corp....................................  5,855,936    318,445,800
     Danaher Corp.......................................  1,886,239    249,813,493
*    DaVita, Inc........................................  1,134,770     62,684,695
     DENTSPLY SIRONA, Inc...............................    220,294     11,263,632
# *  Henry Schein, Inc..................................    164,463     10,535,500
     Humana, Inc........................................    529,635    135,274,075
*    IQVIA Holdings, Inc................................    543,735     75,524,791
*    Jazz Pharmaceuticals P.L.C.........................    204,648     26,557,171
*    Laboratory Corp. of America Holdings...............    757,506    121,140,359
     McKesson Corp......................................    681,683     81,290,698
     Medtronic P.L.C....................................  4,359,974    387,209,291
*    Mylan NV...........................................  3,245,750     87,602,792
#    PerkinElmer, Inc...................................    110,802     10,619,264
#    Perrigo Co. P.L.C..................................    386,545     18,523,236
     Pfizer, Inc........................................ 24,583,746    998,345,925
     Quest Diagnostics, Inc.............................    955,008     92,043,671
*    STERIS P.L.C.......................................    209,661     27,461,398
# *  Syneos Health, Inc.................................     13,705        643,176
     Thermo Fisher Scientific, Inc......................  1,073,774    297,918,596
*    United Therapeutics Corp...........................    191,973     19,690,671
#    Universal Health Services, Inc., Class B...........    538,930     68,374,049
*    WellCare Health Plans, Inc.........................     37,753      9,753,488
     Zimmer Biomet Holdings, Inc........................    322,650     39,737,574
                                                                    --------------
TOTAL HEALTH CARE.......................................             4,306,298,781
                                                                    --------------
INDUSTRIALS -- (10.2%)
     Acuity Brands, Inc.................................      4,965        726,528
# *  AECOM..............................................    520,350     17,639,865
     AGCO Corp..........................................    438,069     31,006,524
#    Alaska Air Group, Inc..............................    606,171     37,521,985
#    AMERCO.............................................     77,034     28,746,778
     Arconic, Inc.......................................  2,007,289     43,116,568
     Arcosa, Inc........................................     81,906      2,549,734

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                           SHARES       VALUE+
                                                         ---------- --------------
INDUSTRIALS -- (Continued)
     Carlisle Cos., Inc.................................    360,870 $   51,034,235
     Cummins, Inc.......................................    400,577     66,611,949
     Delta Air Lines, Inc...............................  2,950,569    171,988,667
     Dover Corp.........................................    724,763     71,055,765
     Eaton Corp. P.L.C..................................  1,816,899    150,475,575
     FedEx Corp.........................................  1,023,792    193,967,632
     Fluor Corp.........................................    790,150     31,392,660
     Fortune Brands Home & Security, Inc................    462,957     24,434,870
# *  Gardner Denver Holdings, Inc.......................     81,351      2,745,596
     General Electric Co................................  9,060,025     92,140,454
# *  Genesee & Wyoming, Inc., Class A...................     58,287      5,167,143
     Hubbell, Inc.......................................     27,996      3,572,290
     Ingersoll-Rand P.L.C...............................    830,409    101,816,447
     Jacobs Engineering Group, Inc......................    415,660     32,396,540
*    JetBlue Airways Corp...............................  2,305,410     42,765,355
     Johnson Controls International P.L.C...............  2,804,749    105,178,087
     Kansas City Southern...............................    678,198     83,513,302
     L3 Technologies, Inc...............................    393,538     86,019,536
     ManpowerGroup, Inc.................................    395,462     37,980,170
     Nielsen Holdings P.L.C.............................  1,268,599     32,387,332
     Norfolk Southern Corp..............................  1,385,379    282,645,024
     nVent Electric P.L.C...............................  1,031,245     28,823,298
     Oshkosh Corp.......................................    362,340     29,925,661
     Owens Corning......................................    810,816     41,570,536
     PACCAR, Inc........................................    768,804     55,100,183
     Pentair P.L.C......................................  1,025,620     39,988,924
     Quanta Services, Inc...............................    653,713     26,540,748
     Republic Services, Inc.............................  1,904,674    157,745,101
# *  Sensata Technologies Holding P.L.C.................    635,184     31,721,089
#    Snap-on, Inc.......................................    315,643     53,116,404
     Southwest Airlines Co..............................  1,385,529     75,137,238
     Stanley Black & Decker, Inc........................  1,036,769    151,990,335
     Textron, Inc.......................................  1,940,539    102,848,567
*    United Continental Holdings, Inc...................  1,791,923    159,230,278
*    United Rentals, Inc................................     37,200      5,242,224
     United Technologies Corp...........................  2,077,962    296,338,161
#    Wabtec Corp........................................    304,785     22,575,425
# *  XPO Logistics, Inc.................................    847,283     57,683,027
                                                                    --------------
TOTAL INDUSTRIALS.......................................             3,166,173,810
                                                                    --------------
INFORMATION TECHNOLOGY -- (10.3%)
*    Akamai Technologies, Inc...........................     37,876      3,032,353
     Amdocs, Ltd........................................    700,307     38,572,910
     Analog Devices, Inc................................    609,183     70,811,432
*    Arrow Electronics, Inc.............................    652,120     55,110,661
     Avnet, Inc.........................................    494,284     24,027,145
     Broadcom, Inc......................................    457,974    145,818,922
*    Ciena Corp.........................................     75,200      2,884,672
     Cisco Systems, Inc.................................  4,131,076    231,133,702
     Corning, Inc.......................................  3,685,701    117,389,577
     Cypress Semiconductor Corp.........................     93,842      1,612,206
*    Dell Technologies, Class C.........................    395,882     26,686,406
     Dolby Laboratories, Inc., Class A..................     16,857      1,090,479
     DXC Technology Co..................................  1,347,255     88,568,544
     Fidelity National Information Services, Inc........  1,231,562    142,774,983
*    Flex, Ltd..........................................  1,392,460     15,372,758
     Hewlett Packard Enterprise Co......................  7,597,949    120,123,574
     HP, Inc............................................  9,619,949    191,917,982
     Intel Corp......................................... 22,465,295  1,146,628,657

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                          SHARES       VALUE+
                                                         --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
# *  IPG Photonics Corp.................................     1,434 $      250,563
     Jabil, Inc.........................................   235,135      7,103,428
     Juniper Networks, Inc.............................. 2,261,055     62,789,497
     Lam Research Corp..................................    71,254     14,780,217
     Leidos Holdings, Inc...............................   739,121     54,310,611
#    Marvell Technology Group, Ltd...................... 1,039,678     26,012,744
*    Micron Technology, Inc............................. 5,266,057    221,490,357
     MKS Instruments, Inc...............................       500         45,505
*    Nuance Communications, Inc.........................     5,268         88,660
*    ON Semiconductor Corp.............................. 1,905,615     43,943,482
*    Qorvo, Inc.........................................   497,144     37,589,058
     Skyworks Solutions, Inc............................   258,206     22,768,605
     SS&C Technologies Holdings, Inc....................   125,493      8,490,856
     SYNNEX Corp........................................    39,666      4,279,168
     TE Connectivity, Ltd...............................   990,455     94,737,021
#    Western Digital Corp............................... 1,416,253     72,398,853
*    Worldpay, Inc., Class A............................   338,367     39,659,996
     Xerox Corp......................................... 1,739,519     58,030,354
                                                                   --------------
TOTAL INFORMATION TECHNOLOGY............................            3,192,325,938
                                                                   --------------
MATERIALS -- (4.5%)
     Air Products & Chemicals, Inc......................   389,905     80,238,550
#    Albemarle Corp.....................................   584,580     43,878,575
# *  Alcoa Corp.........................................   830,728     22,163,823
     Ashland Global Holdings, Inc.......................   317,279     25,550,478
     Ball Corp..........................................   481,524     28,862,549
     CF Industries Holdings, Inc........................ 1,284,847     57,535,449
*    Dow, Inc........................................... 1,044,326     59,244,614
     DowDuPont, Inc..................................... 3,134,679    120,528,408
     Eastman Chemical Co................................ 1,058,943     83,529,424
     Freeport-McMoRan, Inc.............................. 6,322,109     77,825,162
     Huntsman Corp......................................   582,473     12,954,199
#    International Flavors & Fragrances, Inc............    30,072      4,143,621
     International Paper Co............................. 1,927,977     90,248,603
     Linde P.L.C........................................   363,794     65,577,506
     LyondellBasell Industries NV, Class A..............   458,633     40,465,190
#    Martin Marietta Materials, Inc.....................   262,481     58,244,534
     Mosaic Co. (The)................................... 1,232,432     32,178,799
#    Newmont Goldcorp Corp.............................. 2,941,540     91,364,232
     Nucor Corp......................................... 2,517,086    143,650,098
     Packaging Corp. of America.........................    60,987      6,047,471
     Reliance Steel & Aluminum Co.......................   456,094     41,942,404
#    Royal Gold, Inc....................................   121,993     10,620,711
#    Sonoco Products Co.................................   172,782     10,895,633
     Steel Dynamics, Inc................................ 1,698,064     53,794,667
#    Valvoline, Inc..................................... 1,033,732     19,124,042
#    Vulcan Materials Co................................   517,644     65,280,085
#    Westlake Chemical Corp.............................   371,564     25,916,589
     WestRock Co........................................ 1,056,585     40,551,732
                                                                   --------------
TOTAL MATERIALS.........................................            1,412,357,148
                                                                   --------------
REAL ESTATE -- (0.3%)
*    CBRE Group, Inc., Class A..........................   735,801     38,313,158
# *  Howard Hughes Corp. (The)..........................    10,913      1,211,343
     Jones Lang LaSalle, Inc............................   309,764     47,880,222
                                                                   --------------
TOTAL REAL ESTATE.......................................               87,404,723
                                                                   --------------

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                              SHARES        VALUE+
                                                            ----------- ---------------
UTILITIES -- (0.3%)
        MDU Resources Group, Inc...........................     248,941 $     6,509,807
        NRG Energy, Inc....................................   1,445,428      59,508,271
        Vistra Energy Corp.................................   1,043,212      28,427,527
                                                                        ---------------
TOTAL UTILITIES............................................                  94,445,605
                                                                        ---------------
TOTAL COMMON STOCKS........................................              30,014,047,620
                                                                        ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
        State Street Institutional U.S. Government Money
          Market Fund 2.370%............................... 276,182,719     276,182,719
                                                                        ---------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@ (S)   The DFA Short Term Investment Fund.................  60,841,593     703,998,078
                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $23,161,639,466)...................................             $30,994,228,417
                                                                        ===============
P.L.C.  Public Limited Company
+       See Note B to Financial Statements.
#       Total or Partial Securities on Loan.
*       Non-Income Producing Securities.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

As of April 30, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   1,445    06/21/19  $200,416,238 $213,029,125  $12,612,887
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS..                      $200,416,238 $213,029,125  $12,612,887
                                               ============ ============  ===========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                      LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                                   -------------- ------- ------- --------------
Common Stocks
   Communication Services......................... $2,815,935,084   --      --    $2,815,935,084
   Consumer Discretionary.........................  2,204,520,050   --      --     2,204,520,050
   Consumer Staples...............................  1,573,108,905   --      --     1,573,108,905
   Energy.........................................  4,376,898,109   --      --     4,376,898,109
   Financials.....................................  6,784,579,467   --      --     6,784,579,467
   Health Care....................................  4,306,298,781   --      --     4,306,298,781
   Industrials....................................  3,166,173,810   --      --     3,166,173,810
   Information Technology.........................  3,192,325,938   --      --     3,192,325,938
   Materials......................................  1,412,357,148   --      --     1,412,357,148
   Real Estate....................................     87,404,723   --      --        87,404,723
   Utilities......................................     94,445,605   --      --        94,445,605
Temporary Cash Investments........................    276,182,719   --      --       276,182,719

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                             LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                         --------------- ------------ ------- ---------------
Securities Lending Collateral...........              -- $703,998,078   --    $   703,998,078
Futures Contracts**..................... $    12,612,887           --   --         12,612,887
                                         --------------- ------------   --    ---------------
TOTAL................................... $30,302,843,226 $703,998,078   --    $31,006,841,304
                                         =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (5.7%)
    AMP, Ltd...........................................  7,180,545          $ 11,509,945
    Aurizon Holdings, Ltd..............................  1,818,522             6,102,061
#   Australia & New Zealand Banking Group, Ltd......... 10,445,267           200,388,023
#   Bank of Queensland, Ltd............................  1,684,752            11,010,887
    Bendigo & Adelaide Bank, Ltd.......................  2,091,342            15,190,066
    BlueScope Steel, Ltd...............................  3,397,511            32,285,832
    Boral, Ltd.........................................  3,519,492            12,049,475
#   Challenger, Ltd....................................     39,058               226,105
    Crown Resorts, Ltd.................................     89,944               843,136
    Downer EDI, Ltd....................................  2,503,006            13,666,131
    Fortescue Metals Group, Ltd........................ 11,576,950            58,500,714
#   Harvey Norman Holdings, Ltd........................  2,695,782             7,925,949
    Incitec Pivot, Ltd.................................  7,668,070            18,222,431
    LendLease Group....................................  1,329,871            12,470,699
    National Australia Bank, Ltd.......................  3,921,197            70,013,084
    Newcrest Mining, Ltd...............................  1,312,121            23,178,904
    Oil Search, Ltd....................................    377,979             2,069,975
    Origin Energy, Ltd.................................  4,569,716            23,746,841
    QBE Insurance Group, Ltd...........................  3,591,778            32,760,781
    Qube Holdings, Ltd.................................     11,942                23,837
    Santos, Ltd........................................  5,515,003            27,909,269
    South32, Ltd....................................... 16,852,355            39,802,239
    Star Entertainment Grp, Ltd. (The).................  3,958,059            12,673,640
    Suncorp Group, Ltd.................................  2,432,536            22,764,285
    Tabcorp Holdings, Ltd..............................  4,043,385            13,653,247
#   Westpac Banking Corp...............................    124,729             2,423,035
#   Whitehaven Coal, Ltd...............................  4,495,686            13,333,452
    Woodside Petroleum, Ltd............................  2,358,510            58,797,004
    WorleyParsons, Ltd.................................    648,053             6,530,265
                                                                            ------------
TOTAL AUSTRALIA........................................                      750,071,312
                                                                            ------------
AUSTRIA -- (0.1%)
    Raiffeisen Bank International AG...................    321,838             8,584,145
    Voestalpine AG.....................................     19,052               612,980
                                                                            ------------
TOTAL AUSTRIA..........................................                        9,197,125
                                                                            ------------
BELGIUM -- (0.9%)
    Ageas..............................................    585,067            30,918,119
    KBC Group NV.......................................    565,642            41,990,917
    Solvay SA..........................................    314,975            37,978,341
    UCB SA.............................................    153,708            12,216,550
                                                                            ------------
TOTAL BELGIUM..........................................                      123,103,927
                                                                            ------------
CANADA -- (8.2%)
#   AltaGas, Ltd.......................................    455,083             6,049,883
#   ARC Resources, Ltd.................................    908,544             5,771,229
    Bank of Montreal...................................  1,395,536           110,205,478
#   Bank of Nova Scotia (The)..........................    993,350            54,693,851
    Barrick Gold Corp..................................  2,326,768            29,577,412
    Barrick Gold Corp..................................    789,440            10,041,677
*   Bausch Health Cos., Inc............................    863,983            19,949,367
    Cameco Corp........................................    468,671             5,170,529
    Cameco Corp........................................    571,821             6,312,904
    Canadian Imperial Bank of Commerce.................    133,004            11,201,597

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
CANADA -- (Continued)
     Canadian Natural Resources, Ltd....................   496,828         $   14,915,595
     Canadian Natural Resources, Ltd.................... 2,862,125             85,806,507
#    Cenovus Energy, Inc................................ 2,110,053             20,910,625
#    Crescent Point Energy Corp.........................   339,851              1,318,623
     Empire Co., Ltd., Class A..........................   377,027              8,386,508
     Encana Corp........................................ 1,615,618             11,191,263
     Encana Corp........................................   846,145              5,863,785
     Fairfax Financial Holdings, Ltd....................   101,784             48,539,047
     First Quantum Minerals, Ltd........................ 1,844,735             19,484,211
#    Genworth MI Canada, Inc............................   153,865              4,781,220
     Great-West Lifeco, Inc.............................   466,411             11,722,071
     Husky Energy, Inc.................................. 1,715,497             18,618,591
*    IA Financial Crop., Inc............................   573,199             22,821,852
#    Imperial Oil, Ltd..................................   187,707              5,453,129
     Imperial Oil, Ltd..................................   470,908             13,694,005
*    Kinross Gold Corp.................................. 6,772,750             21,536,101
     Linamar Corp.......................................   182,108              6,908,060
     Lundin Mining Corp................................. 3,704,564             19,881,925
     Magna International, Inc...........................   783,707             43,605,457
     Manulife Financial Corp............................ 1,802,195             33,186,647
#    Manulife Financial Corp............................ 1,408,975             25,939,230
     Metro, Inc.........................................    19,025                688,746
#    Nutrien, Ltd.......................................   603,968             32,722,975
*    Seven Generations Energy, Ltd., Class A............   767,641              6,016,444
     SNC-Lavalin Group, Inc.............................    22,072                550,276
# *  Stars Group, Inc. (The)............................   255,891              4,833,781
     Sun Life Financial, Inc............................   794,449             33,006,667
     Sun Life Financial, Inc............................   406,283             16,872,933
     Suncor Energy, Inc................................. 3,145,721            103,738,099
     Suncor Energy, Inc................................. 1,502,973             49,598,109
     Teck Resources, Ltd., Class B...................... 1,355,792             32,060,529
     Teck Resources, Ltd., Class B...................... 1,867,648             44,169,875
     TMX Group, Ltd.....................................   135,224              8,625,993
     Tourmaline Oil Corp................................ 1,225,804             18,327,129
# *  Turquoise Hill Resources, Ltd...................... 1,744,848              2,604,834
*    Turquoise Hill Resources, Ltd......................   127,382                191,073
     West Fraser Timber Co., Ltd........................    24,306              1,251,314
     Wheaton Precious Metals Corp.......................   230,837              5,004,546
     Whitecap Resources, Inc............................    46,739                188,044
     WSP Global, Inc....................................    17,433                941,333
                                                                           --------------
TOTAL CANADA............................................                    1,064,931,079
                                                                           --------------
DENMARK -- (1.6%)
     AP Moller - Maersk A.S., Class A...................     7,614              9,313,621
     AP Moller - Maersk A.S., Class B...................     7,899             10,182,554
     Carlsberg A.S., Class B............................   288,439             37,295,395
     Danske Bank A.S....................................   950,671             16,896,996
*    Drilling Co. of 1972 A.S. (The)....................    31,026              2,381,847
     DSV A.S............................................   281,831             26,116,660
#    H Lundbeck A.S.....................................   217,057              9,150,789
     ISS A.S............................................   553,648             17,241,493
     Rockwool International A.S., Class B...............    21,183              5,667,483
     Tryg A.S...........................................   158,072              4,837,741
     Vestas Wind Systems A.S............................   774,838             70,110,338
                                                                           --------------
TOTAL DENMARK...........................................                      209,194,917
                                                                           --------------
FINLAND -- (0.7%)
     Fortum Oyj......................................... 1,162,352             24,654,081

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
FINLAND -- (Continued)
    Nokia Oyj.......................................... 2,305,317         $   12,113,547
    Stora Enso Oyj, Class R............................ 1,157,812             14,418,826
    UPM-Kymmene Oyj.................................... 1,258,242             35,526,226
                                                                          --------------
TOTAL FINLAND..........................................                       86,712,680
                                                                          --------------
FRANCE -- (9.7%)
    Amundi SA..........................................    15,838              1,139,500
    Arkema SA..........................................   208,829             21,441,847
#   AXA SA............................................. 2,698,893             71,970,160
    BNP Paribas SA..................................... 1,990,380            105,954,082
    Bollore SA......................................... 1,707,770              8,123,497
#   Bouygues SA........................................ 1,023,747             38,536,263
    Carrefour SA....................................... 2,420,581             47,177,203
#   Casino Guichard Perrachon SA.......................    97,923              4,009,438
    Cie de Saint-Gobain................................ 1,557,425             63,854,347
#   Cie Generale des Etablissements Michelin SCA.......   637,668             82,457,178
#   CNP Assurances.....................................   584,638             13,809,589
    Credit Agricole SA................................. 1,053,519             14,466,969
    Electricite de France SA........................... 1,705,570             24,631,730
    Engie SA........................................... 2,682,613             39,816,693
    Iliad SA...........................................    12,285              1,251,560
#   Natixis SA......................................... 3,147,635             18,548,195
    Orange SA.......................................... 5,978,647             93,437,594
#   Peugeot SA......................................... 3,133,702             82,162,147
    Renault SA......................................... 1,007,824             68,760,191
#   Sanofi.............................................   203,592             17,763,253
#   SCOR SE............................................   331,761             13,544,005
    SES SA.............................................   240,518              4,095,463
#   Societe Generale SA................................ 1,417,282             44,944,160
#   Total SA........................................... 6,874,996            382,186,256
#   Valeo SA...........................................    27,832              1,012,326
                                                                          --------------
TOTAL FRANCE...........................................                    1,265,093,646
                                                                          --------------
GERMANY -- (6.2%)
    1&1 Drillisch AG...................................    13,439                501,847
    BASF SE............................................    28,252              2,306,520
    Bayer AG........................................... 1,485,062             98,808,321
    Bayerische Motoren Werke AG........................ 1,225,665            104,559,550
*   Commerzbank AG..................................... 3,217,449             29,000,128
    Continental AG.....................................    36,397              6,037,926
    Daimler AG......................................... 3,530,733            231,743,105
    Deutsche Bank AG................................... 1,938,873             16,078,052
    Deutsche Bank AG................................... 1,679,248             13,904,173
    Deutsche Lufthansa AG.............................. 1,604,407             38,816,596
    Deutsche Telekom AG................................   147,227              2,466,774
    Evonik Industries AG...............................   444,408             13,266,759
    Fraport AG Frankfurt Airport Services Worldwide....   186,460             15,521,879
    Hapag-Lloyd AG.....................................    24,436                752,339
    HeidelbergCement AG................................   722,761             58,485,865
*   Innogy SE..........................................   306,432             13,293,069
    METRO AG...........................................   392,239              6,664,735
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen.........................................   195,269             48,593,440
    RWE AG............................................. 1,563,452             40,102,607
*   Talanx AG..........................................   207,392              8,299,871
    Telefonica Deutschland Holding AG.................. 3,588,412             11,652,781
    Uniper SE..........................................   842,588             25,566,999
    Volkswagen AG......................................   125,075             22,425,566

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
GERMANY -- (Continued)
    Wacker Chemie AG...................................     14,750          $  1,296,647
                                                                            ------------
TOTAL GERMANY..........................................                      810,145,549
                                                                            ------------
HONG KONG -- (3.3%)
    Bank of East Asia, Ltd. (The)......................     75,125               237,132
    BOC Aviation, Ltd..................................    647,400             5,564,718
    Cathay Pacific Airways, Ltd........................  5,830,000             9,817,815
    CK Asset Holdings, Ltd.............................  2,590,500            20,829,016
    CK Hutchison Holdings, Ltd.........................  7,657,984            80,515,350
    Great Eagle Holdings, Ltd..........................     23,627               111,347
    Guoco Group, Ltd...................................      9,000               134,083
#   Hang Lung Group, Ltd...............................  3,168,000             9,448,260
    Hang Lung Properties, Ltd..........................  5,009,000            11,789,811
    Henderson Land Development Co., Ltd................  2,051,350            12,642,780
    Hopewell Holdings, Ltd.............................    938,669             4,642,611
    Kerry Properties, Ltd..............................  3,067,000            13,127,886
    Melco International Development, Ltd...............    257,000               631,528
    MTR Corp., Ltd.....................................  2,030,502            12,096,571
    New World Development Co., Ltd..................... 22,685,168            37,582,754
#   NWS Holdings, Ltd..................................  3,732,400             7,761,630
    Shangri-La Asia, Ltd...............................  3,398,000             4,817,627
    Sino Land Co., Ltd.................................  8,949,867            15,743,308
    SJM Holdings, Ltd..................................  5,295,000             6,402,686
    Sun Hung Kai Properties, Ltd.......................  4,291,920            74,071,412
    Swire Pacific, Ltd., Class A.......................  2,580,500            32,678,055
    Swire Pacific, Ltd., Class B.......................  3,447,500             6,837,676
    WH Group, Ltd......................................  8,773,000            10,380,327
    Wharf Holdings, Ltd. (The).........................  5,693,990            16,364,336
    Wheelock & Co., Ltd................................  3,072,000            21,892,343
    Xinyi Glass Holdings, Ltd..........................  1,106,000             1,264,962
    Yue Yuen Industrial Holdings, Ltd..................  3,053,000             9,861,127
                                                                            ------------
TOTAL HONG KONG........................................                      427,247,151
                                                                            ------------
IRELAND -- (0.3%)
    AIB Group P.L.C....................................    663,729             3,083,599
    Bank of Ireland Group P.L.C........................  2,070,103            13,233,160
    CRH P.L.C..........................................    293,793             9,883,404
    CRH P.L.C., Sponsored ADR..........................    198,709             6,686,558
    Paddy Power Betfair P.L.C..........................     93,007             7,799,027
                                                                            ------------
TOTAL IRELAND..........................................                       40,685,748
                                                                            ------------
ISRAEL -- (0.5%)
    Bank Hapoalim BM...................................  2,736,994            20,149,231
    Bank Leumi Le-Israel BM............................  3,135,283            21,470,231
*   First International Bank Of Israel, Ltd............     86,561             2,175,354
    Israel Discount Bank, Ltd., Class A................  3,467,375            13,535,513
    Mizrahi Tefahot Bank, Ltd..........................     83,997             1,818,291
                                                                            ------------
TOTAL ISRAEL...........................................                       59,148,620
                                                                            ------------
ITALY -- (1.9%)
    Assicurazioni Generali SpA.........................    836,611            16,231,960
    Eni SpA............................................    256,573             4,372,296
#   Fiat Chrysler Automobiles NV.......................  2,776,827            42,794,775
    Fiat Chrysler Automobiles NV.......................  1,744,870            26,888,447
    Intesa Sanpaolo SpA................................ 20,933,480            54,846,059
    Mediobanca Banca di Credito Finanziario SpA........    872,238             9,245,116
*   Telecom Italia SpA................................. 63,812,045            35,720,397

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
ITALY -- (Continued)
*   Telecom Italia SpA, Sponsored ADR.................. 1,847,002          $ 10,195,451
    UniCredit SpA...................................... 3,293,998            45,602,449
                                                                           ------------
TOTAL ITALY............................................                     245,896,950
                                                                           ------------
JAPAN -- (20.7%)
    AGC, Inc...........................................   895,500            30,552,492
    Aisin Seiki Co., Ltd...............................   410,900            15,895,627
    Alfresa Holdings Corp..............................    26,900               750,616
    Amada Holdings Co., Ltd............................   907,100            10,168,674
    Aozora Bank, Ltd...................................   173,800             4,246,547
    Asahi Kasei Corp...................................   173,500             1,788,154
    Bank of Kyoto, Ltd. (The)..........................   113,679             4,926,226
    Brother Industries, Ltd............................   100,900             1,992,267
    Canon Marketing Japan, Inc.........................   163,400             3,545,439
    Chiba Bank, Ltd. (The)............................. 1,064,000             5,588,579
    Chugoku Bank, Ltd. (The)...........................   256,900             2,487,678
    Citizen Watch Co., Ltd............................. 1,284,600             7,242,867
    Coca-Cola Bottlers Japan Holdings, Inc.............   411,957            10,172,049
    Concordia Financial Group, Ltd..................... 2,530,100             9,877,758
    Cosmo Energy Holdings Co., Ltd.....................   104,300             2,153,863
    Credit Saison Co., Ltd.............................   393,600             5,035,941
    Dai Nippon Printing Co., Ltd.......................   474,300            11,258,949
    Daicel Corp........................................ 1,087,400            12,199,161
    Daido Steel Co., Ltd...............................   112,900             4,606,380
    Dai-ichi Life Holdings, Inc........................ 1,805,447            26,061,286
#   Daio Paper Corp....................................    39,000               451,522
    Daiwa Securities Group, Inc........................ 4,606,000            21,440,152
    DeNA Co., Ltd......................................   275,400             4,300,864
    Denka Co., Ltd.....................................   234,800             7,089,867
    Denso Corp.........................................   810,100            35,397,313
    Dentsu, Inc........................................    30,600             1,252,158
    DIC Corp...........................................   361,500            10,618,526
    Dowa Holdings Co., Ltd.............................   189,000             6,162,774
    Ebara Corp.........................................   278,900             8,583,659
    Fuji Media Holdings, Inc...........................    52,200               702,492
    FUJIFILM Holdings Corp.............................   111,400             5,204,192
    Fukuoka Financial Group, Inc.......................   386,600             9,024,120
    Fukuyama Transporting Co., Ltd.....................    50,893             1,960,754
    Furukawa Electric Co., Ltd.........................   392,700            10,365,297
    Fuyo General Lease Co., Ltd........................     5,300               264,719
    Glory, Ltd.........................................   185,800             4,691,230
    GS Yuasa Corp......................................    11,000               221,010
    Gunma Bank, Ltd. (The).............................   661,596             2,623,660
    H2O Retailing Corp.................................   331,600             4,224,642
    Hachijuni Bank, Ltd. (The).........................   622,531             2,505,776
    Hankyu Hanshin Holdings, Inc.......................   676,200            25,281,111
    Haseko Corp........................................   209,000             2,527,639
    Heiwa Corp.........................................   173,900             3,465,154
    Hiroshima Bank, Ltd. (The).........................   381,000             2,055,164
    Hitachi Capital Corp...............................   199,000             4,633,887
#   Hitachi Chemical Co., Ltd..........................   413,300            11,023,474
    Hitachi Metals, Ltd................................ 1,026,900            11,869,751
    Hitachi Transport System, Ltd......................    49,000             1,358,818
    Hitachi, Ltd....................................... 2,597,600            86,391,566
    Hokuhoku Financial Group, Inc......................   191,900             2,116,551
    Honda Motor Co., Ltd., Sponsored ADR...............    26,040               726,256
    Honda Motor Co., Ltd............................... 4,590,300           128,082,826
    House Foods Group, Inc.............................       200                 8,070
#   Ibiden Co., Ltd....................................   507,300             9,101,639

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                            SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                          ---------- -------------------------------
JAPAN -- (Continued)
    Idemitsu Kosan Co., Ltd..............................    556,596           $18,084,912
    IHI Corp.............................................      3,200                76,395
#   Iida Group Holdings Co., Ltd.........................    655,750            11,111,986
    Inpex Corp...........................................  2,842,483            27,653,993
    Isetan Mitsukoshi Holdings, Ltd......................    606,900             5,785,333
    ITOCHU Corp..........................................  1,580,600            28,519,475
    Itoham Yonekyu Holdings, Inc.........................    183,100             1,145,218
    Iyo Bank, Ltd. (The).................................    492,300             2,738,303
    J Front Retailing Co., Ltd...........................  1,025,800            12,534,125
    Japan Post Holdings Co., Ltd.........................  1,147,210            12,848,342
    JFE Holdings, Inc....................................  1,980,900            34,087,025
    JGC Corp.............................................     45,800               659,907
    JSR Corp.............................................    706,100            10,774,032
    JTEKT Corp...........................................    980,500            12,648,159
    JXTG Holdings, Inc...................................  9,040,403            43,983,264
    Kamigumi Co., Ltd....................................    342,200             8,174,685
    Kandenko Co., Ltd....................................    402,500             3,393,196
    Kaneka Corp..........................................    250,708             9,681,013
    Kawasaki Heavy Industries, Ltd.......................    677,300            15,823,748
    Kinden Corp..........................................    222,800             3,579,744
    Kobe Steel, Ltd......................................  1,581,200            12,108,787
    Kokuyo Co., Ltd......................................    160,600             2,036,666
    Konica Minolta, Inc..................................  2,140,500            21,494,110
    K's Holdings Corp....................................    403,300             3,597,461
    Kuraray Co., Ltd.....................................  1,529,300            20,547,279
    Kurita Water Industries, Ltd.........................      7,500               195,234
    Kyocera Corp.........................................    295,200            19,183,408
    Kyushu Financial Group, Inc..........................    668,749             2,698,918
    Lintec Corp..........................................      9,400               203,010
    LIXIL Group Corp.....................................  1,241,600            16,220,854
    Mabuchi Motor Co., Ltd...............................     81,200             3,011,545
    Maeda Corp...........................................    377,800             3,762,449
    Maeda Road Construction Co., Ltd.....................     10,100               200,426
    Marubeni Corp........................................  2,768,100            19,835,058
    Maruichi Steel Tube, Ltd.............................     15,500               428,526
    Mazda Motor Corp.....................................  2,910,900            34,450,366
    Mebuki Financial Group, Inc..........................  1,258,420             3,208,453
    Medipal Holdings Corp................................    181,950             4,091,384
    Mitsubishi Chemical Holdings Corp....................  2,764,000            19,706,345
    Mitsubishi Corp......................................  2,386,000            65,728,752
    Mitsubishi Gas Chemical Co., Inc.....................    727,100            10,915,836
    Mitsubishi Heavy Industries, Ltd.....................    830,200            34,598,615
    Mitsubishi Logistics Corp............................     89,600             2,398,031
    Mitsubishi Materials Corp............................    518,200            13,477,942
    Mitsubishi Motors Corp...............................    604,100             3,392,348
    Mitsubishi Tanabe Pharma Corp........................    126,900             1,597,302
#   Mitsubishi UFJ Financial Group, Inc., Sponsored ADR..  4,407,514            21,861,269
    Mitsubishi UFJ Financial Group, Inc.................. 11,934,650            59,214,066
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  1,638,400             8,354,080
    Mitsui & Co., Ltd., Sponsored ADR....................     11,723             3,783,715
    Mitsui & Co., Ltd....................................  1,157,000            18,713,996
    Mitsui Chemicals, Inc................................    823,660            20,247,128
    Mitsui Fudosan Co., Ltd..............................    170,500             3,949,108
    Mitsui OSK Lines, Ltd................................    546,400            13,907,746
    Mizuho Financial Group, Inc.......................... 28,808,800            44,991,492
#   Mizuho Financial Group, Inc., ADR....................     64,489               202,495
    MS&AD Insurance Group Holdings, Inc..................    666,953            20,731,362
    Nagase & Co., Ltd....................................    251,300             3,840,263
    NEC Corp.............................................  1,092,610            36,900,770

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
JAPAN -- (Continued)
    NGK Insulators, Ltd................................    20,600          $    305,988
    NGK Spark Plug Co., Ltd............................    17,400               339,266
    NH Foods, Ltd......................................   423,867            17,082,394
    NHK Spring Co., Ltd................................   883,400             7,957,182
#   Nikon Corp.........................................   563,500             7,858,449
    Nippo Corp.........................................   285,900             5,812,684
    Nippon Electric Glass Co., Ltd.....................   232,300             6,383,371
    Nippon Express Co., Ltd............................   309,824            17,038,288
    Nippon Kayaku Co., Ltd.............................   162,000             1,903,737
#   Nippon Paper Industries Co., Ltd...................   475,600             9,425,222
    Nippon Shokubai Co., Ltd...........................   115,900             8,062,818
    Nippon Steel Corp.................................. 2,142,693            38,325,878
    Nippon Yusen K.K...................................   771,300            13,179,895
    Nipro Corp.........................................   136,100             1,690,629
    Nishi-Nippon Financial Holdings, Inc...............    27,400               226,729
    Nissan Motor Co., Ltd.............................. 6,443,700            51,730,282
    Nisshinbo Holdings, Inc............................   493,000             4,401,174
    NOK Corp...........................................   423,620             6,804,929
    Nomura Holdings, Inc............................... 4,897,402            18,542,632
    Nomura Real Estate Holdings, Inc...................   521,500            11,089,829
    NSK, Ltd........................................... 1,136,400            11,811,354
    NTN Corp........................................... 1,823,100             6,017,736
    Obayashi Corp...................................... 2,342,282            23,026,042
    Oji Holdings Corp.................................. 3,422,700            20,537,805
    ORIX Corp.......................................... 3,324,900            47,099,975
    Rengo Co., Ltd.....................................   899,500             7,933,973
    Resona Holdings, Inc............................... 2,696,600            11,447,388
    Ricoh Co., Ltd..................................... 2,004,400            20,278,415
    Rohm Co., Ltd......................................   134,800             9,940,196
    Sankyo Co., Ltd....................................    26,400             1,042,624
    Sawai Pharmaceutical Co., Ltd......................     7,500               402,975
    Sega Sammy Holdings, Inc...........................    52,200               661,185
    Seino Holdings Co., Ltd............................   481,500             6,554,932
    Sekisui House, Ltd................................. 2,745,400            44,264,827
#   Shimamura Co., Ltd.................................    73,300             5,465,542
    Shimizu Corp.......................................   746,000             6,389,692
*   Shinsei Bank, Ltd..................................   313,400             4,370,146
    Shizuoka Bank, Ltd. (The)..........................   851,000             6,538,962
    Sojitz Corp........................................ 3,995,200            13,754,476
    Sompo Holdings, Inc................................   309,710            11,689,434
    Sumitomo Bakelite Co., Ltd.........................     3,400               132,711
    Sumitomo Chemical Co., Ltd......................... 7,962,000            39,722,424
    Sumitomo Corp...................................... 1,701,500            24,387,302
    Sumitomo Electric Industries, Ltd.................. 3,161,100            42,060,595
    Sumitomo Forestry Co., Ltd.........................   598,600             8,235,414
    Sumitomo Heavy Industries, Ltd.....................   524,600            18,653,362
    Sumitomo Metal Mining Co., Ltd.....................   961,164            30,232,310
    Sumitomo Mitsui Financial Group, Inc............... 2,857,600           103,862,905
    Sumitomo Mitsui Trust Holdings, Inc................   391,543            13,661,411
    Sumitomo Osaka Cement Co., Ltd.....................    16,700               680,524
    Sumitomo Rubber Industries, Ltd....................   770,500             9,474,327
    Suzuken Co., Ltd...................................     1,300                74,958
    T&D Holdings, Inc.................................. 1,703,900            18,455,091
    Taiheiyo Cement Corp...............................   528,721            17,050,625
    Taiyo Yuden Co., Ltd...............................   216,000             5,260,385
    Takashimaya Co., Ltd...............................   463,917             5,216,373
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR......   426,545             7,797,236
    Takeda Pharmaceutical Co., Ltd.....................   246,632             9,101,146
    TDK Corp...........................................    50,300             4,406,987

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
JAPAN -- (Continued)
    Teijin, Ltd........................................   855,090         $   14,709,359
    THK Co., Ltd.......................................   197,800              5,230,590
    Toda Corp..........................................   717,800              4,439,357
    Toho Holdings Co., Ltd.............................   194,600              4,559,667
    Tokai Rika Co., Ltd................................   170,600              2,962,345
    Tokio Marine Holdings, Inc.........................    11,719                593,746
    Tokyo Broadcasting System Holdings, Inc............    56,000              1,065,216
    Tokyo Tatemono Co., Ltd............................   870,300              9,823,582
    Tokyu Fudosan Holdings Corp........................ 2,556,700             14,424,505
    Toppan Printing Co., Ltd...........................   656,900             10,662,179
    Toray Industries, Inc.............................. 1,598,700             10,940,022
    Tosoh Corp......................................... 1,241,700             20,020,714
    Toyo Seikan Group Holdings, Ltd....................   503,949             10,104,791
    Toyoda Gosei Co., Ltd..............................   310,400              6,461,661
    Toyota Industries Corp.............................   235,200             13,332,009
    Toyota Motor Corp., Sponsored ADR..................   203,175             25,112,430
    Toyota Motor Corp.................................. 3,388,190            209,764,343
    Toyota Tsusho Corp.................................   524,100             17,408,368
    TS Tech Co., Ltd...................................   145,000              4,354,719
    TV Asahi Holdings Corp.............................    31,700                559,433
    Ube Industries, Ltd................................   504,100             10,785,572
#   Universal Entertainment Corp.......................    32,900              1,036,721
    Wacoal Holdings Corp...............................    69,200              1,709,095
#   Yamada Denki Co., Ltd.............................. 1,863,600              8,834,259
    Yamaguchi Financial Group, Inc.....................   399,348              2,954,658
    Yamato Kogyo Co., Ltd..............................    51,100              1,418,790
    Yokohama Rubber Co., Ltd. (The)....................   563,500             10,617,889
    Zeon Corp..........................................   404,300              3,971,226
                                                                          --------------
TOTAL JAPAN............................................                    2,709,079,023
                                                                          --------------
NETHERLANDS -- (3.6%)
#   ABN AMRO Group NV.................................. 1,329,121             31,303,829
#   Aegon NV........................................... 4,382,746             22,878,597
    Aegon NV...........................................   503,770              2,619,604
    Akzo Nobel NV......................................    29,483              2,505,010
    ArcelorMittal...................................... 1,780,735             38,741,800
#   ArcelorMittal......................................   726,121             15,858,485
    ASR Nederland NV...................................   220,750              9,822,060
*   Coca-Cola European Partners P.L.C..................    24,638              1,317,805
#   ING Groep NV, Sponsored ADR........................   921,132             11,753,644
#   ING Groep NV....................................... 6,111,967             77,988,856
    Koninklijke Ahold Delhaize NV...................... 5,195,538            125,220,704
#   Koninklijke DSM NV.................................   631,262             72,198,472
    Koninklijke Philips NV.............................    79,715              3,423,259
    Koninklijke Philips NV.............................    13,510                580,930
    Koninklijke Vopak NV...............................   156,800              7,001,596
    NN Group NV........................................   827,562             36,114,501
    Randstad NV........................................   196,794             11,254,891
                                                                          --------------
TOTAL NETHERLANDS......................................                      470,584,043
                                                                          --------------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd............................... 2,720,019              4,870,953
    Auckland International Airport, Ltd................ 1,946,257             10,361,230
    EBOS Group, Ltd....................................    53,713                768,441
#   Fletcher Building, Ltd............................. 1,637,344              5,641,173
#   Fonterra Co-operative Group, Ltd...................   284,937                809,227
    Ryman Healthcare, Ltd..............................    18,786                152,558

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
NEW ZEALAND -- (Continued)
    SKYCITY Entertainment Group, Ltd...................    266,175          $    725,356
                                                                            ------------
TOTAL NEW ZEALAND......................................                       23,328,938
                                                                            ------------
NORWAY -- (0.8%)
    Aker ASA, Class A..................................      4,483               307,159
    Austevoll Seafood ASA..............................     90,175             1,050,527
    DNB ASA............................................  2,105,139            40,480,141
    Equinor ASA........................................    106,659             2,377,603
#   Norsk Hydro ASA....................................  5,166,320            22,251,767
    Norsk Hydro ASA, Sponsored ADR.....................     46,000               200,100
    SpareBank 1 SR-Bank ASA............................    354,848             4,102,833
    Storebrand ASA.....................................  1,436,496            12,140,277
#   Subsea 7 SA........................................    981,127            12,464,667
    Yara International ASA.............................    293,899            13,288,355
                                                                            ------------
TOTAL NORWAY...........................................                      108,663,429
                                                                            ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA..................................    541,158             5,381,120
                                                                            ------------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd....................................  8,246,300            21,428,939
    City Developments, Ltd.............................  1,714,600            11,285,798
    Frasers Property, Ltd..............................    492,700               674,242
    Golden Agri-Resources, Ltd......................... 13,962,500             2,968,733
    Hongkong Land Holdings, Ltd........................  1,260,100             8,797,888
    Hutchison Port Holdings Trust...................... 16,251,500             3,817,624
#   Keppel Corp., Ltd..................................  6,501,200            32,398,102
#   Olam International, Ltd............................    480,500               699,214
#   Sembcorp Industries, Ltd...........................  5,691,700            11,130,941
    Singapore Airlines, Ltd............................  3,017,400            21,499,970
#   Singapore Press Holdings, Ltd......................  2,798,900             5,172,917
    United Industrial Corp., Ltd.......................  1,576,470             3,671,741
    UOL Group, Ltd.....................................  1,203,774             6,718,571
#   Wilmar International, Ltd..........................  5,258,600            14,063,502
                                                                            ------------
TOTAL SINGAPORE........................................                      144,328,182
                                                                            ------------
SPAIN -- (2.5%)
#   Banco Bilbao Vizcaya Argentaria SA.................  1,110,091             6,750,295
#   Banco de Sabadell SA............................... 18,523,466            21,567,514
    Banco Santander SA................................. 46,001,071           233,196,700
#   Banco Santander SA, Sponsored ADR..................     71,002               354,300
    Bankia SA..........................................  1,716,143             4,753,139
    Repsol SA..........................................  3,644,863            61,848,581
                                                                            ------------
TOTAL SPAIN............................................                      328,470,529
                                                                            ------------
SWEDEN -- (2.4%)
#   BillerudKorsnas AB.................................    504,958             6,864,331
    Boliden AB.........................................  1,195,043            35,564,394
#   Dometic Group AB...................................    114,399             1,045,122
    Getinge AB, Class B................................    559,676             7,885,383
#   Holmen AB, Class A.................................      5,562               125,183
    Holmen AB, Class B.................................    476,284            10,016,257
#   Husqvarna AB, Class B..............................    132,968             1,214,049
    ICA Gruppen AB.....................................    167,988             6,078,558
#   Intrum AB..........................................    190,801             4,858,622
    Millicom International Cellular SA.................    133,262             7,794,760
    Nordea Bank Abp....................................  4,139,333            32,565,584

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
SWEDEN -- (Continued)
    Pandox AB..........................................     89,620         $    1,537,868
    Skandinaviska Enskilda Banken AB, Class A..........  4,478,462             42,758,572
#   Skandinaviska Enskilda Banken AB, Class C..........     28,685                277,771
#   SKF AB, Class B....................................    678,345             12,591,423
    SSAB AB, Class A...................................    546,342              2,064,107
    SSAB AB, Class B...................................  1,359,160              4,383,053
#   Svenska Cellulosa AB SCA, Class A..................     63,918                624,358
    Svenska Cellulosa AB SCA, Class B..................  1,727,990             15,085,094
#   Svenska Handelsbanken AB, Class A..................  2,560,946             27,973,439
    Svenska Handelsbanken AB, Class B..................     36,751                399,534
    Swedbank AB, Class A...............................  1,115,007             18,218,336
    Tele2 AB, Class B..................................    140,411              1,875,826
    Telefonaktiebolaget LM Ericsson, Class A...........     24,165                240,360
    Telefonaktiebolaget LM Ericsson, Class B...........  2,283,346             22,587,254
    Telia Co. AB.......................................  7,857,507             33,477,107
    Trelleborg AB, Class B.............................    636,361             10,524,635
                                                                           --------------
TOTAL SWEDEN...........................................                       308,630,980
                                                                           --------------
SWITZERLAND -- (8.3%)
    ABB, Ltd...........................................  1,842,846             37,904,965
    Adecco Group AG....................................    683,506             39,269,454
*   Alcon, Inc.........................................     93,915              5,465,876
*   Alcon, Inc.........................................    545,098             31,391,447
    Baloise Holding AG.................................    183,510             31,461,189
    Banque Cantonale Vaudoise..........................      3,001              2,369,511
    Cie Financiere Richemont SA........................  1,165,784             85,221,543
    Clariant AG........................................  1,326,060             27,282,923
    Credit Suisse Group AG.............................  1,363,427             18,132,066
#   Credit Suisse Group AG, Sponsored ADR..............  1,052,790             14,002,107
    Dufry AG...........................................    159,126             15,573,850
    Flughafen Zurich AG................................     44,330              7,307,732
    Helvetia Holding AG................................      3,042              1,933,112
    Julius Baer Group, Ltd.............................    716,015             34,587,016
    LafargeHolcim, Ltd.................................    853,272             43,804,798
    LafargeHolcim, Ltd.................................    375,078             19,335,519
    Lonza Group AG.....................................     18,895              5,835,326
    Novartis AG, Sponsored ADR.........................    381,021             31,331,357
    Novartis AG........................................  2,588,680            212,116,609
#   Swatch Group AG (The)..............................    144,166             43,997,859
    Swatch Group AG (The)..............................    195,503             11,471,852
    Swiss Life Holding AG..............................    104,266             49,018,398
    Swiss Prime Site AG................................    120,516              9,677,956
    Swiss Re AG........................................    388,742             37,427,224
#   Swisscom AG........................................     60,068             27,988,936
    UBS Group AG.......................................  6,275,625             84,152,716
*   UBS Group AG.......................................  1,233,581             16,579,329
#   Vifor Pharma AG....................................     32,760              4,278,098
    Zurich Insurance Group AG..........................    445,436            141,990,622
                                                                           --------------
TOTAL SWITZERLAND......................................                     1,090,909,390
                                                                           --------------
UNITED KINGDOM -- (14.9%)
    3i Group P.L.C.....................................    830,059             11,614,534
    Anglo American P.L.C...............................  5,039,458            130,772,421
    Antofagasta P.L.C..................................    246,621              2,931,773
    Aviva P.L.C........................................ 16,319,347             91,651,527
    Banco Esprito Santa S.A............................    241,441              6,120,298
    Barclays P.L.C., Sponsored ADR.....................  6,631,947             56,769,466
    Barclays P.L.C.....................................  2,387,374              5,123,317

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CONTINUED


                                                             SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                           ----------- -------------------------------
UNITED KINGDOM -- (Continued)
       Barratt Developments P.L.C.........................   3,934,603         $    30,952,895
       BP P.L.C., Sponsored ADR...........................   3,666,922             160,354,499
       British American Tobacco P.L.C., Sponsored ADR.....     700,073              27,442,862
       British American Tobacco P.L.C.....................   2,179,454              85,323,269
       Glencore P.L.C.....................................  26,606,474             105,562,725
       GVC Holdings P.L.C.................................      69,102                 589,679
       HSBC Holdings P.L.C................................  13,949,143             121,538,391
#      HSBC Holdings P.L.C., Sponsored ADR................   2,687,511             117,094,854
       Investec P.L.C.....................................     999,530               6,343,521
       J Sainsbury P.L.C..................................   8,162,535              23,714,088
       John Wood Group P.L.C..............................     927,122               5,683,953
       Kingfisher P.L.C...................................   8,242,918              28,423,116
       Lloyds Banking Group P.L.C......................... 181,694,609             148,596,224
#      Lloyds Banking Group P.L.C., ADR...................   1,479,223               4,807,475
       Melrose Industries P.L.C...........................   5,132,109              13,579,295
       Micro Focus International P.L.C....................     187,071               4,693,623
       Pearson P.L.C......................................     748,020               8,103,218
#      Pearson P.L.C., Sponsored ADR......................   1,119,256              12,132,735
       Phoenix Group Holdings P.L.C.......................      53,755                 508,116
       Royal Bank of Scotland Group P.L.C.................   5,939,548              18,598,699
#      Royal Bank of Scotland Group P.L.C.,
         Sponsored ADR....................................   1,051,278               6,717,666
       Royal Dutch Shell P.L.C., Class A..................     136,125               4,337,137
       Royal Dutch Shell P.L.C., Sponsored ADR, Class A...   3,293,873             209,259,728
#      Royal Dutch Shell P.L.C., Sponsored ADR, Class B...   3,161,550             205,152,979
       Royal Mail P.L.C...................................   2,173,930               7,173,086
       Standard Chartered P.L.C...........................   4,966,711              45,411,496
       Standard Life Aberdeen P.L.C.......................   1,614,944               5,884,078
       Vodafone Group P.L.C...............................  58,351,986             108,235,575
       Vodafone Group P.L.C., Sponsored ADR...............   4,011,201              74,287,448
       Wm Morrison Supermarkets P.L.C.....................   9,487,736              26,742,336
       WPP P.L.C., Sponsored ADR..........................      81,963               5,106,295
       WPP P.L.C..........................................   1,455,595              18,162,614
                                                                               ---------------
TOTAL UNITED KINGDOM......................................                       1,945,497,011
                                                                               ---------------
UNITED STATES -- (0.2%)
       Newmont Goldcorp Corp..............................     303,662               9,431,744
*      Newmont Goldcorp Corp..............................     631,190              19,505,304
                                                                               ---------------
TOTAL UNITED STATES.......................................                          28,937,048
                                                                               ---------------
TOTAL COMMON STOCKS.......................................                      12,255,238,397
                                                                               ---------------
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
       Bayerische Motoren Werke AG........................     148,786              11,001,345
       Porsche Automobil Holding SE.......................     322,304              22,405,814
       Volkswagen AG......................................     689,777             120,436,504
                                                                               ---------------
TOTAL GERMANY.............................................                         153,843,663
                                                                               ---------------
TOTAL INVESTMENT SECURITIES...............................                      12,409,082,060
                                                                               ---------------

                                                                                   VALUE+
                                                                       -------------------------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@ (S)  The DFA Short Term Investment Fund                   56,599,536             654,913,232
                                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,499,891,299)..................................                     $13,063,995,292
                                                                               ===============

ADR  American Depositary Receipt

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


P.L.C.                      Public Limited Company
SA                          Special Assessment
(double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
#                           Total or Partial Securities on Loan.
*                           Non-Income Producing Securities.
+                           See Note B to Financial Statements.
@                           Security purchased with cash proceeds from
                            Securities on Loan.
(S)                         Affiliated Fund.

As of April 30, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index..........     44     06/21/19  $  4,018,498 $  4,217,400   $  198,902
S&P 500(R) Emini Index...    724     06/21/19   100,416,643  106,735,700    6,319,057
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $104,435,141 $110,953,100   $6,517,959
                                               ============ ============   ==========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                         -------------- --------------- ------- ---------------
Common Stocks
   Australia............................             -- $   750,071,312   --    $   750,071,312
   Austria..............................             --       9,197,125   --          9,197,125
   Belgium..............................             --     123,103,927   --        123,103,927
   Canada............................... $1,064,931,079              --   --      1,064,931,079
   Denmark..............................      2,381,847     206,813,070   --        209,194,917
   Finland..............................             --      86,712,680   --         86,712,680
   France...............................             --   1,265,093,646   --      1,265,093,646
   Germany..............................     13,904,173     796,241,376   --        810,145,549
   Hong Kong............................             --     427,247,151   --        427,247,151
   Ireland..............................      6,686,558      33,999,190   --         40,685,748
   Israel...............................             --      59,148,620   --         59,148,620
   Italy................................     37,083,898     208,813,052   --        245,896,950
   Japan................................     59,483,401   2,649,595,622   --      2,709,079,023
   Netherlands..........................     30,812,663     439,771,380   --        470,584,043
   New Zealand..........................             --      23,328,938   --         23,328,938
   Norway...............................        200,100     108,463,329   --        108,663,429
   Portugal.............................             --       5,381,120   --          5,381,120
   Singapore............................             --     144,328,182   --        144,328,182
   Spain................................        354,300     328,116,229   --        328,470,529
   Sweden...............................             --     308,630,980   --        308,630,980
   Switzerland..........................     98,770,116     992,139,274   --      1,090,909,390
   United Kingdom.......................    883,819,630   1,061,677,381   --      1,945,497,011
   United States........................     28,937,048              --   --         28,937,048
Preferred Stocks
   Germany..............................             --     153,843,663   --        153,843,663
Securities Lending Collateral...........             --     654,913,232   --        654,913,232
Futures Contracts**.....................      6,517,959              --   --          6,517,959
                                         -------------- ---------------   --    ---------------
TOTAL................................... $2,233,882,772 $10,836,630,479   --    $13,070,513,251
                                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
COMMON STOCKS -- (96.7%)
COMMUNICATION SERVICES -- (2.8%)
#    Aeria, Inc.........................................    15,800           $   87,054
#    Akatsuki, Inc......................................    26,400            1,202,493
*    AlphaPolis Co., Ltd................................    11,300              201,694
     Amuse, Inc.........................................    33,598              798,450
     AOI TYO Holdings, Inc..............................   166,231            1,140,846
     Asahi Broadcasting Group Holdings Corp.............    72,200              499,738
     Asahi Net, Inc.....................................    82,400              443,463
     Ateam, Inc.........................................    94,800            1,419,415
*    Atrae, Inc.........................................    36,800            1,128,324
     Avex, Inc..........................................   286,800            3,634,469
# *  Bengo4.com, Inc....................................    33,300            1,300,870
# *  CareerIndex, Inc...................................    25,100              179,667
     Carta Holdings, Inc................................    70,100              753,231
     Ceres, Inc.........................................    21,200              404,670
     COLOPL, Inc........................................   380,200            2,314,406
*    COOKPAD, Inc.......................................   201,500              491,176
# *  Cyberstep, Inc.....................................    29,500              281,826
#    Dip Corp...........................................   243,500            3,721,906
*    eBook Initiative Japan Co., Ltd....................     9,100              138,107
# *  Extreme Co., Ltd...................................    17,300              326,757
     F@N Communications, Inc............................   368,300            2,261,080
#    Faith, Inc.........................................    54,410              419,011
#    Freebit Co., Ltd...................................    69,000              701,346
*    Full Speed, Inc....................................    41,900              203,811
     Gakken Holdings Co., Ltd...........................    38,900            1,821,902
     Gree, Inc..........................................   973,000            3,797,374
     Gurunavi, Inc......................................   219,500            1,223,862
#    IMAGICA GROUP, Inc.................................   110,000              566,304
     Intage Holdings, Inc...............................   260,600            2,195,416
     Internet Initiative Japan, Inc.....................   193,800            3,933,399
     ITmedia, Inc.......................................    20,400               83,974
*    Itokuro, Inc.......................................    55,100            1,185,005
*    Kadokawa Dwango....................................   218,016            2,749,840
     Kamakura Shinsho, Ltd..............................    56,100              734,043
# *  KLab, Inc..........................................   141,900            1,056,600
     LIFULL Co., Ltd....................................   462,800            2,510,270
     Macromill, Inc.....................................   247,200            2,835,147
     MarkLines Co., Ltd.................................    66,400              945,647
     Marvelous, Inc.....................................   241,800            1,864,897
#    Members Co., Ltd...................................    45,500              740,018
     Mixi, Inc..........................................   180,400            3,898,100
# *  Mobile Factory, Inc................................    22,300              308,075
     MTI, Ltd...........................................   192,600            1,121,021
*    Mynet, Inc.........................................    17,800              151,386
     Okinawa Cellular Telephone Co......................    85,500            2,683,772
     Proto Corp.........................................    91,800            1,722,585
*    Sharingtechnology, Inc.............................    13,400              144,803
#    Shobunsha Publications, Inc........................   252,700              921,489
     SKY Perfect JSAT Holdings, Inc..................... 1,132,900            4,532,568
     SoldOut, Inc.......................................     6,300              224,549
# *  Synchro Food Co., Ltd..............................    47,900              240,291
     Toei Animation Co., Ltd............................    77,700            3,862,408
     Toei Co., Ltd......................................    37,000            4,804,862
     Tohokushinsha Film Corp............................    87,200              460,089

THE JAPANESE SMALL COMPANY SERIES

CONTINUED


                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
COMMUNICATION SERVICES -- (Continued)
     Tow Co., Ltd....................................... 135,400           $   883,585
     Tv Tokyo Holdings Corp............................. 103,500             2,181,528
*    Usen-Next Holdings Co., Ltd........................  97,100               729,622
     ValueCommerce Co., Ltd............................. 107,000             2,711,720
*    V-Cube, Inc........................................ 112,200               524,580
*    Vector, Inc........................................ 206,200             2,454,993
*    Vision, Inc........................................  42,800             1,969,713
# *  WirelessGate, Inc..................................  30,400               112,478
     Wowow, Inc.........................................  42,100             1,090,942
*    Zappallas, Inc.....................................  55,900               210,222
     Zenrin Co., Ltd.................................... 287,150             6,271,444
     ZIGExN Co., Ltd.................................... 445,600             2,326,227
                                                                           -----------
TOTAL COMMUNICATION SERVICES............................                    98,840,560
                                                                           -----------
CONSUMER DISCRETIONARY -- (17.8%)
     Adastria Co., Ltd.................................. 150,440             3,699,039
#    Adventure, Inc.....................................   8,800               360,775
#    Aeon Fantasy Co., Ltd..............................  60,932             1,456,733
*    AGORA Hospitality Group Co., Ltd................... 341,200               101,220
     Ahresty Corp....................................... 152,800               876,641
     Aigan Co., Ltd.....................................  86,100               203,778
     Ainavo Holdings Co., Ltd...........................   1,700                14,161
     Aisan Industry Co., Ltd............................ 273,500             1,853,897
*    Akebono Brake Industry Co., Ltd.................... 396,600               461,063
     Alleanza Holdings Co., Ltd.........................  75,600               581,798
     Alpen Co., Ltd..................................... 132,500             2,060,230
     Alpha Corp.........................................  52,600               597,635
     Amiyaki Tei Co., Ltd...............................  32,000               997,164
*    Anrakutei Co., Ltd.................................   1,300                56,718
     AOKI Holdings, Inc................................. 287,400             3,003,651
     Aoyama Trading Co., Ltd............................ 343,700             7,549,367
     Arata Corp......................................... 102,100             3,647,534
     Arcland Sakamoto Co., Ltd.......................... 228,600             2,971,387
     Arcland Service Holdings Co., Ltd.................. 106,900             1,904,792
     Asahi Co., Ltd..................................... 111,900             1,360,037
     Asante, Inc........................................  49,700               970,914
     Ashimori Industry Co., Ltd.........................  30,899               449,550
#    ASKUL Corp.........................................  32,900               884,328
#    Asti Corp..........................................  20,800               374,038
#    Atom Corp.......................................... 738,900             6,394,627
     Atsugi Co., Ltd.................................... 125,900             1,062,355
*    Aucfan Co., Ltd....................................   3,100                28,822
#    Aucnet, Inc........................................  15,000               170,479
     Autobacs Seven Co., Ltd............................ 553,000             9,644,305
     Baroque Japan, Ltd.................................  96,500               835,374
*    Beaglee, Inc.......................................  35,400               321,121
#    Beauty Garage, Inc.................................  17,400               221,468
#    Beenos, Inc........................................  48,200               613,571
     Belluna Co., Ltd................................... 383,700             2,895,292
#    Bookoff Group Holdings, Ltd........................  68,800               529,029
     BRONCO BILLY Co., Ltd..............................  75,800             1,576,433
#    Can Do Co., Ltd....................................  67,900             1,041,928
#    Central Automotive Products, Ltd...................  85,400             1,305,786
     Central Sports Co., Ltd............................  52,100             1,473,011
#    Chikaranomoto Holdings Co., Ltd....................  35,400               242,654
     CHIMNEY Co., Ltd...................................  37,900               921,135
     Chiyoda Co., Ltd................................... 123,100             1,950,727
     Chofu Seisakusho Co., Ltd.......................... 142,400             3,006,583
     Chori Co., Ltd.....................................  82,100             1,225,695

THE JAPANESE SMALL COMPANY SERIES

CONTINUED


                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
CONSUMER DISCRETIONARY -- (Continued)
     Chuo Spring Co., Ltd...............................  20,000           $  528,071
     Cleanup Corp....................................... 149,800              838,166
     Coco's Japan Co., Ltd..............................  54,300              925,865
#    Colowide Co., Ltd.................................. 298,800            6,002,690
     Corona Corp........................................ 105,500              996,756
#    Create Restaurants Holdings, Inc................... 346,200            4,154,894
     Cross Plus, Inc....................................   9,800               56,030
     Daido Metal Co., Ltd............................... 312,200            1,968,239
     Daidoh, Ltd........................................  82,300              238,979
     Daikoku Denki Co., Ltd.............................  62,000              846,046
     Daikyonishikawa Corp............................... 271,700            2,740,325
     Dainichi Co., Ltd..................................  66,800              401,042
     Daisyo Corp........................................   1,900               26,663
     DCM Holdings Co., Ltd.............................. 813,400            8,062,569
     DD Holdings Co., Ltd...............................  29,600              497,820
     Descente, Ltd...................................... 182,100            3,857,527
     Doshisha Co., Ltd.................................. 176,500            2,823,416
     Doutor Nichires Holdings Co., Ltd.................. 209,386            3,993,851
     Dynic Corp.........................................  42,200              278,559
     Eagle Industry Co., Ltd............................ 202,100            2,315,954
#    EAT&Co, Ltd........................................  33,000              486,532
#    EDION Corp......................................... 552,600            4,686,092
*    Enigmo, Inc........................................  91,700            2,449,869
#    ES-Con Japan, Ltd.................................. 194,100            1,383,071
     ESCRIT, Inc........................................  47,100              270,359
     ESTELLE Holdings Co., Ltd..........................  12,600               71,934
     Evolable Asia Corp.................................  31,400              595,157
     Exedy Corp......................................... 225,100            5,158,202
#    FCC Co., Ltd....................................... 286,300            5,928,062
     Felissimo Corp.....................................  21,200              189,617
#    Fields Corp........................................ 119,200              841,051
#    Fine Sinter Co., Ltd...............................  10,300              211,491
     First Juken Co., Ltd...............................  50,100              547,628
     First-corp, Inc....................................  43,100              360,284
     FJ Next Co., Ltd................................... 116,100              930,662
     Foster Electric Co., Ltd........................... 151,200            2,357,582
     France Bed Holdings Co., Ltd....................... 153,900            1,267,706
     F-Tech, Inc........................................ 104,800              832,721
     Fuji Co., Ltd...................................... 148,400            2,474,551
     Fuji Corp..........................................  40,200              811,407
     Fuji Corp., Ltd.................................... 200,800            1,517,247
#    Fuji Kyuko Co., Ltd................................ 156,200            5,920,074
     Fujibo Holdings, Inc...............................  77,700            1,932,929
     Fujikura Composites, Inc........................... 145,600              625,110
     Fujio Food System Co., Ltd.........................  58,100            1,519,924
     Fujishoji Co., Ltd.................................  55,100              474,315
     Fujita Kanko, Inc..................................  58,300            1,441,692
     Fujitsu General, Ltd............................... 512,500            7,483,806
     FuKoKu Co., Ltd....................................  67,200              498,553
# *  Funai Electric Co., Ltd............................ 133,100              963,183
     Furukawa Battery Co., Ltd. (The)................... 101,100              606,131
     Furyu Corp.........................................  97,600              884,127
     Futaba Industrial Co., Ltd......................... 441,000            2,781,805
#    Gakkyusha Co., Ltd.................................  50,900              586,337
#    Genki Sushi Co., Ltd...............................  38,000            1,478,952
#    Geo Holdings Corp.................................. 245,000            3,338,305
     Gfoot Co., Ltd.....................................  98,100              568,314
     GLOBERIDE, Inc.....................................  63,399            1,830,684
#    Gokurakuyu Holdings Co., Ltd.......................  82,500              429,316

THE JAPANESE SMALL COMPANY SERIES

CONTINUED


                                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ------- -------------------------------
CONSUMER DISCRETIONARY -- (Continued)
    Golf Digest Online, Inc............................  71,200           $  420,353
    Greens Co., Ltd....................................  26,500              365,033
    GSI Creos Corp.....................................  31,592              332,315
    G-Tekt Corp........................................ 141,000            2,011,512
    Gunze, Ltd......................................... 121,100            5,157,778
    H2O Retailing Corp................................. 282,200            3,595,277
#   Hagihara Industries, Inc...........................  99,300            1,298,006
    Hakuyosha Co., Ltd.................................  13,600              368,143
#   Hamee Corp.........................................  36,100              250,985
#   Handsman Co., Ltd..................................  40,500              448,586
    Happinet Corp...................................... 123,800            1,471,948
#   Harada Industry Co., Ltd...........................  65,600              487,219
    Hard Off Corp. Co., Ltd............................  69,200              470,446
    Haruyama Holdings, Inc.............................  57,900              435,996
    Heian Ceremony Service Co., Ltd....................   8,300               65,533
#   Hiday Hidaka Corp.................................. 180,165            3,283,101
    HI-LEX Corp........................................ 109,700            2,032,613
    Himaraya Co., Ltd..................................  35,900              277,645
    Hinokiya Group Co., Ltd............................  49,000            1,004,178
#   Hiramatsu, Inc..................................... 266,500              819,297
    H-One Co., Ltd..................................... 144,500            1,245,215
    Honeys Holdings Co., Ltd........................... 123,740            1,142,427
#   Hoosiers Holdings.................................. 368,500            2,188,190
*   Hotland Co., Ltd...................................  66,900              920,377
#   House Do Co., Ltd..................................  28,700              358,837
    HUB Co., Ltd.......................................  33,900              368,502
#   I K K, Inc.........................................  66,200              437,539
    I.K Co., Ltd.......................................  29,500              150,841
    IBJ, Inc...........................................  57,900              469,738
    Ichibanya Co., Ltd................................. 117,158            4,801,273
    Ichikoh Industries, Ltd............................ 153,100              959,123
#   IDOM, Inc.......................................... 240,500              585,664
    IJTT Co., Ltd...................................... 170,180              915,295
    Imasen Electric Industrial......................... 128,100            1,204,444
#   Istyle, Inc........................................ 307,900            2,196,618
    Janome Sewing Machine Co., Ltd..................... 104,900              438,524
#   Japan Best Rescue System Co., Ltd..................  86,500            1,273,005
    Japan Wool Textile Co., Ltd. (The)................. 375,600            3,027,870
#   JFLA Holdings, Inc................................. 106,300              367,787
    JINS, Inc.......................................... 107,700            5,772,219
#   Joban Kosan Co., Ltd...............................  44,899              668,212
    Jolly - Pasta Co., Ltd.............................  23,200              398,743
    Joshin Denki Co., Ltd.............................. 133,200            2,864,484
    JP-Holdings, Inc................................... 356,800              923,879
    JVC Kenwood Corp................................... 747,400            1,986,844
    Kappa Create Co., Ltd..............................  47,600              622,307
    Kasai Kogyo Co., Ltd............................... 204,200            1,694,498
    Kawai Musical Instruments Manufacturing Co., Ltd...  37,400              990,017
    Keihin Corp........................................ 340,100            5,605,153
    Keiyo Co., Ltd..................................... 282,600            1,225,644
    KFC Holdings Japan, Ltd............................  69,400            1,241,031
    King Co., Ltd......................................  47,900              295,998
#   Kintetsu Department Store Co., Ltd.................  61,400            1,803,114
    Ki-Star Real Estate Co., Ltd.......................  50,600              750,795
*   KNT-CT Holdings Co., Ltd...........................  90,300            1,129,267
    Kohnan Shoji Co., Ltd.............................. 171,100            3,784,858
*   Kojima Co., Ltd.................................... 251,600            1,235,007
    Komatsu Matere Co., Ltd............................ 231,000            1,801,873
    KOMEDA Holdings Co., Ltd........................... 384,600            7,051,931

THE JAPANESE SMALL COMPANY SERIES

CONTINUED


                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
CONSUMER DISCRETIONARY -- (Continued)
#    Komehyo Co., Ltd...................................  53,500           $  568,113
     Komeri Co., Ltd.................................... 245,500            5,188,983
     Konaka Co., Ltd.................................... 144,506              596,557
     Koshidaka Holdings Co., Ltd........................ 258,600            3,626,361
     Kourakuen Holdings Corp............................  82,400            2,374,396
#    KU Holdings Co., Ltd............................... 127,700            1,005,465
     Kura Corp..........................................  83,700            3,621,942
     Kurabo Industries, Ltd............................. 126,500            2,379,556
     Kushikatsu Tanaka Holdings Co......................  12,100              343,521
# *  KYB Corp........................................... 153,900            4,175,555
     Kyoritsu Maintenance Co., Ltd......................  94,762            4,869,437
#    Kyoto Kimono Yuzen Co., Ltd........................  29,100              103,134
# *  Laox Co., Ltd...................................... 153,800              454,238
#    LEC, Inc........................................... 184,500            2,413,852
*    LIKE Kidsnext Co., Ltd.............................  43,600              329,436
*    Litalico, Inc......................................  36,800              597,208
     LIXIL VIVA Corp.................................... 173,500            2,043,208
     Look Holdings, Inc.................................  36,700              478,357
     Mamiya-Op Co., Ltd.................................  32,700              303,026
     Mars Group Holdings Corp...........................  96,500            1,893,301
     Maruzen CHI Holdings Co., Ltd...................... 113,100              373,924
     Matsuya Co., Ltd................................... 165,400            1,478,314
     Matsuyafoods Holdings Co., Ltd.....................  68,700            2,265,737
     Media Do Holdings Co., Ltd.........................  37,400            1,000,685
     Meiko Network Japan Co., Ltd....................... 125,100            1,245,517
     Meiwa Estate Co., Ltd..............................  89,900              452,078
     Mikuni Corp........................................ 174,900              747,798
     Misawa Homes Co., Ltd.............................. 131,500              920,278
     Mitsuba Corp....................................... 217,290            1,407,165
     Mizuno Corp........................................ 147,900            3,400,304
     Monogatari Corp. (The).............................  40,800            3,268,396
     Morito Co., Ltd.................................... 114,300              862,667
     MRK Holdings, Inc..................................   7,200               12,856
     MrMax Holdings, Ltd................................ 176,100              729,457
     Murakami Corp......................................  30,000              697,270
     Musashi Seimitsu Industry Co., Ltd................. 380,200            5,935,332
     Nafco Co., Ltd.....................................  47,500              620,329
     Nagawa Co., Ltd....................................  48,100            2,659,448
*    Naigai Co., Ltd....................................  21,500              101,921
#    Nakayamafuku Co., Ltd..............................  72,300              328,628
     Nextage Co., Ltd................................... 211,200            2,272,547
     Nichirin Co., Ltd..................................  69,660            1,109,810
     Nihon Eslead Corp..................................  59,800              836,821
#    Nihon House Holdings Co., Ltd...................... 312,800            1,277,205
     Nihon Plast Co., Ltd............................... 122,500              860,199
     Nihon Tokushu Toryo Co., Ltd.......................  87,400              944,957
     Nikki Co., Ltd.....................................   2,100               38,612
     Nippon Felt Co., Ltd...............................  77,600              323,507
     Nippon Piston Ring Co., Ltd........................  46,000              665,305
     Nippon Seiki Co., Ltd.............................. 356,000            5,914,688
#    Nippon View Hotel Co., Ltd.........................  41,400              439,790
     Nishikawa Rubber Co., Ltd..........................  31,700              517,599
     Nishimatsuya Chain Co., Ltd........................ 372,800            2,971,918
#    Nissan Shatai Co., Ltd............................. 530,700            4,881,282
     Nissan Tokyo Sales Holdings Co., Ltd............... 174,100              457,906
     Nissin Kogyo Co., Ltd.............................. 316,900            4,224,348
     Nittan Valve Co., Ltd..............................  93,500              269,561
     Nojima Corp........................................ 228,900            3,938,136
     Ohashi Technica, Inc...............................  73,600              953,105

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
                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
CONSUMER DISCRETIONARY -- (Continued)
     Ohsho Food Service Corp............................ 108,000           $7,033,322
# *  Oisix ra daichi, Inc...............................  63,300              944,208
*    Omikenshi Co., Ltd.................................   4,800               22,620
     Onward Holdings Co., Ltd........................... 825,300            4,553,068
#    Ootoya Holdings Co., Ltd...........................  39,600              784,072
*    Open Door, Inc.....................................  69,400            2,009,857
# *  Otsuka Kagu, Ltd...................................  70,200              188,658
     Ozu Corp...........................................  23,000              396,077
     Pacific Industrial Co., Ltd........................ 372,500            6,108,174
     PAL GROUP Holdings Co., Ltd........................  82,400            2,527,103
#    PAPYLESS Co., Ltd..................................  34,600              696,708
     Parco Co., Ltd..................................... 153,800            1,477,502
#    Paris Miki Holdings, Inc........................... 180,100              634,831
     PC Depot Corp...................................... 223,881              823,941
     People Co., Ltd....................................  19,600              205,960
#    Pepper Food Service Co., Ltd.......................  70,600            1,430,395
#    PIA Corp...........................................  35,500            1,503,908
     Piolax, Inc........................................ 225,200            4,239,919
     Plenus Co., Ltd.................................... 151,700            2,505,993
     Press Kogyo Co., Ltd............................... 619,600            3,355,969
#    Pressance Corp..................................... 281,800            3,451,895
     Raccoon Holdings, Inc..............................  87,200              546,864
     Regal Corp.........................................   1,500               36,179
     Renaissance, Inc...................................  93,100            1,723,994
# *  Renown, Inc........................................ 345,000              314,039
#    Resol Holdings Co., Ltd............................  16,799              609,611
     Resorttrust, Inc................................... 302,600            4,235,948
     Rhythm Watch Co., Ltd..............................  53,800              613,568
     Riberesute Corp....................................  60,400              480,170
#    Ride On Express Holdings Co., Ltd..................  52,500              566,399
     Right On Co., Ltd.................................. 106,825              748,001
     Riken Corp.........................................  69,100            3,313,141
     Ringer Hut Co., Ltd................................ 176,100            3,730,330
     Riso Kyoiku Co., Ltd............................... 688,700            2,635,308
     Round One Corp..................................... 516,800            6,963,982
     Royal Holdings Co., Ltd............................ 224,700            5,501,634
*    Royal Hotel, Ltd. (The)............................   2,100               33,639
     Sac's Bar Holdings, Inc............................ 138,350            1,380,989
#    Saizeriya Co., Ltd................................. 228,500            5,140,772
     Sakai Ovex Co., Ltd................................  30,999              482,967
     San Holdings, Inc..................................  31,100              696,965
*    Sanden Holdings Corp...............................  97,400              701,861
#    Sanei Architecture Planning Co., Ltd...............  80,900            1,147,181
     Sangetsu Corp...................................... 367,050            6,880,380
     Sankyo Seiko Co., Ltd.............................. 247,400            1,128,822
     Sanoh Industrial Co., Ltd.......................... 193,000              917,073
#    Sanyei Corp........................................   4,300              121,468
#    Sanyo Electric Railway Co., Ltd.................... 127,298            2,543,609
     Sanyo Housing Nagoya Co., Ltd......................  79,600              678,611
     Sanyo Shokai, Ltd.................................. 100,699            1,704,008
#    Scroll Corp........................................ 206,200              685,855
#    Seiko Holdings Corp................................ 217,782            4,942,324
     Seiren Co., Ltd.................................... 380,600            5,702,725
*    Senshukai Co., Ltd................................. 230,700              499,392
     SFP Holdings Co., Ltd..............................  67,100            1,104,741
     Shidax Corp........................................ 143,400              398,062
     Shikibo, Ltd.......................................  65,500              599,251
     Shimachu Co., Ltd.................................. 273,900            6,623,198
     Shimojima Co., Ltd.................................  40,900              438,935

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
                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
CONSUMER DISCRETIONARY -- (Continued)
     Shoei Co., Ltd.....................................  92,700           $4,030,418
     Showa Corp......................................... 399,000            5,860,580
     Snow Peak, Inc.....................................  57,900              824,264
     SNT Corp........................................... 233,800              768,999
     Soft99 Corp........................................  83,400              675,789
     Sotoh Co., Ltd.....................................  44,500              390,648
#    Space Value Holdings Co., Ltd...................... 235,300            1,285,569
     SPK Corp...........................................  22,200              482,453
     SRS Holdings Co., Ltd.............................. 100,500              909,954
     St Marc Holdings Co., Ltd.......................... 125,700            2,822,433
     Starts Corp., Inc.................................. 267,400            5,954,604
     Step Co., Ltd......................................  64,000              866,546
     Studio Alice Co., Ltd..............................  64,700            1,193,339
*    Studio Atao Co., Ltd...............................     500                9,714
#    Suminoe Textile Co., Ltd...........................  39,100            1,054,323
     Sumitomo Riko Co., Ltd............................. 293,300            2,584,392
     Suncall Corp....................................... 132,600              724,601
     Sushiro Global Holdings, Ltd.......................  85,300            5,584,285
#    Syuppin Co., Ltd................................... 122,600              817,863
     T RAD Co., Ltd.....................................  49,000            1,050,367
     Tachikawa Corp.....................................  73,900              840,513
     Tachi-S Co., Ltd................................... 226,340            3,491,337
     Taiho Kogyo Co., Ltd............................... 120,900              956,217
#    Take And Give Needs Co., Ltd.......................  65,910              869,037
#    Takihyo Co., Ltd...................................  36,100              591,544
#    Tama Home Co., Ltd................................. 129,600            1,278,830
     Tamron Co., Ltd.................................... 134,200            2,627,696
     Tbk Co., Ltd....................................... 163,200              596,361
     Tear Corp..........................................  60,900              374,820
#    Temairazu, Inc.....................................   8,500              213,669
#    Tenpos Holdings Co., Ltd...........................  33,300              647,590
     T-Gaia Corp........................................ 160,300            2,606,020
     Tigers Polymer Corp................................  87,800              477,986
# *  TKP Corp...........................................   7,300              336,597
     Toa Corp........................................... 187,600            2,064,263
     Toabo Corp.........................................  52,099              215,539
     Tokai Rika Co., Ltd................................ 218,300            3,790,621
#    Token Corp.........................................  50,050            3,055,595
# *  Tokyo Base Co., Ltd................................  98,400              945,100
     Tokyo Dome Corp.................................... 667,400            6,628,425
     Tokyo Individualized Educational Institute, Inc....  98,900              893,809
#    Tokyo Radiator Manufacturing Co., Ltd..............  24,300              196,126
     Tokyotokeiba Co., Ltd..............................  89,900            2,622,874
     Tokyu Recreation Co., Ltd..........................  20,700              924,740
     Tomy Co., Ltd...................................... 685,193            7,347,100
     Topre Corp......................................... 263,500            4,942,788
#    Toridoll Holdings Corp............................. 144,100            3,227,422
     Torikizoku Co., Ltd................................  42,500              725,271
#    Tosho Co., Ltd..................................... 124,000            3,186,275
     Toyo Tire Corp..................................... 208,900            2,443,802
     TPR Co., Ltd....................................... 171,400            3,378,709
     TSI Holdings Co., Ltd.............................. 507,795            3,157,875
     Tsukada Global Holdings, Inc....................... 109,700              599,371
     Tsukamoto Corp. Co., Ltd...........................  19,000              202,033
     Tsutsumi Jewelry Co., Ltd..........................  57,100              930,630
#    Umenohana Co., Ltd.................................  22,200              528,576
     Unipres Corp....................................... 314,000            4,852,696
     United Arrows, Ltd................................. 177,600            5,609,835
*    Unitika, Ltd....................................... 460,900            1,828,438

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
                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
CONSUMER DISCRETIONARY -- (Continued)
# *  VIA Holdings, Inc.................................. 155,400          $    908,192
     Village Vanguard Co., Ltd..........................  38,600               328,252
# *  Visionary Holdings Co., Ltd........................ 501,100               294,608
     VT Holdings Co., Ltd............................... 611,700             2,468,512
     Wacoal Holdings Corp............................... 242,400             5,986,772
     Waseda Academy Co., Ltd............................  27,000               176,434
     WATAMI Co., Ltd.................................... 177,900             2,490,298
     Watts Co., Ltd.....................................  59,800               377,110
     Weds Co., Ltd......................................  14,500                78,692
#    Xebio Holdings Co., Ltd............................ 202,000             2,126,622
     Yachiyo Industry Co., Ltd..........................  54,900               372,939
#    Yagi & Co., Ltd....................................  18,600               250,884
     Yamato International, Inc.......................... 119,800               449,259
#    Yasunaga Corp......................................  54,500               861,833
     Yellow Hat, Ltd.................................... 261,800             3,312,909
     Yomiuri Land Co., Ltd..............................  29,300             1,156,350
     Yondoshi Holdings, Inc............................. 132,420             2,917,516
     Yorozu Corp........................................ 150,500             2,191,929
     Yossix Co., Ltd....................................  22,600               590,222
#    Yume No Machi Souzou Iinkai Co., Ltd............... 123,400             1,851,365
     Yutaka Giken Co., Ltd..............................   8,700               144,083
#    Zojirushi Corp..................................... 285,400             2,944,853
                                                                          ------------
TOTAL CONSUMER DISCRETIONARY............................                   640,292,323
                                                                          ------------
CONSUMER STAPLES -- (6.9%)
     Aeon Hokkaido Corp................................. 256,300             1,695,508
     AFC-HD AMS Life Science Co., Ltd...................  51,100               314,731
#    Albis Co., Ltd.....................................  38,700               790,301
     Arcs Co., Ltd...................................... 332,000             6,730,511
     Artnature, Inc..................................... 130,100               733,292
     Axial Retailing, Inc............................... 121,300             3,613,473
     Belc Co., Ltd......................................  82,600             3,702,598
#    Bourbon Corp.......................................  50,700               855,148
     Bull-Dog Sauce Co., Ltd............................   1,500                27,666
     Cawachi, Ltd.......................................  43,300               766,660
#    C'BON COSMETICS Co., Ltd...........................   8,200               187,059
     Chubu Shiryo Co., Ltd.............................. 175,100             1,938,927
     Chuo Gyorui Co., Ltd...............................   9,800               248,251
     cocokara fine, Inc................................. 149,160             5,938,835
#    Como Co., Ltd......................................   2,600                54,768
#    Cota Co., Ltd......................................  84,221               949,728
     Create SD Holdings Co., Ltd........................ 189,800             4,389,925
     Daikokutenbussan Co., Ltd..........................  45,600             1,565,215
     Delica Foods Holdings Co., Ltd.....................  31,100               391,874
     DyDo Group Holdings, Inc...........................  73,000             3,264,057
     Earth Corp.........................................  15,300               701,678
     Ebara Foods Industry, Inc..........................  25,200               494,170
     Eco's Co., Ltd.....................................  54,000               715,223
     Ensuiko Sugar Refining Co., Ltd....................  86,200               179,828
     Feed One Co., Ltd.................................. 968,940             1,490,464
*    First Baking Co., Ltd..............................  12,000               108,205
     Fujicco Co., Ltd................................... 152,300             3,011,905
     Fujiya Co., Ltd....................................  75,700             1,405,983
     G-7 Holdings, Inc..................................  44,800             1,013,210
#    Genky DrugStores Co., Ltd..........................  54,000             1,268,009
#    HABA Laboratories, Inc.............................  16,100             1,079,639
#    Hagoromo Foods Corp................................  19,500               459,311
     Halows Co., Ltd....................................  59,300             1,174,222
     Hayashikane Sangyo Co., Ltd........................  29,400               153,891

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
                                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ------- -------------------------------
CONSUMER STAPLES -- (Continued)
    Heiwado Co., Ltd................................... 235,500           $4,339,185
    Hokkaido Coca-Cola Bottling Co., Ltd...............  18,699              628,153
    Hokuto Corp........................................ 189,700            3,264,956
    Ichimasa Kamaboko Co., Ltd.........................  40,600              423,956
    Imuraya Group Co., Ltd.............................  59,000            1,299,166
    Inageya Co., Ltd................................... 170,500            2,042,813
    Itochu-Shokuhin Co., Ltd...........................  36,200            1,524,586
    Itoham Yonekyu Holdings, Inc.......................  70,000              437,822
    Iwatsuka Confectionery Co., Ltd....................   4,900              180,010
    Japan Meat Co., Ltd................................  76,100            1,169,960
    J-Oil Mills, Inc...................................  75,900            2,717,718
    Kadoya Sesame Mills, Inc...........................  14,900              668,403
    Kakiyasu Honten Co., Ltd...........................  65,000            1,228,744
    Kameda Seika Co., Ltd..............................  93,400            4,386,304
    Kaneko Seeds Co., Ltd..............................  39,500              477,270
#   Kanemi Co., Ltd....................................   5,400              145,020
    Kansai Super Market, Ltd...........................  88,800              841,584
    Kato Sangyo Co., Ltd............................... 188,000            6,137,253
    Kenko Mayonnaise Co., Ltd..........................  93,700            1,917,233
#   Key Coffee, Inc.................................... 138,900            2,616,994
    Kirindo Holdings Co., Ltd..........................  47,900              742,805
#   Kitanotatsujin Corp................................ 378,400            1,821,661
    Kotobuki Spirits Co., Ltd.......................... 159,100            7,146,786
    Kyokuyo Co., Ltd...................................  70,399            1,751,362
#   Lacto Japan Co., Ltd...............................  28,400            1,183,201
    Life Corp.......................................... 151,600            2,949,144
    Mandom Corp........................................ 132,000            3,417,602
    Marudai Food Co., Ltd.............................. 157,300            2,752,198
    Maruha Nichiro Corp................................ 119,907            3,810,798
    Maxvalu Nishinihon Co., Ltd........................  22,500              351,866
    Maxvalu Tokai Co., Ltd.............................  49,300              955,703
    Medical System Network Co., Ltd.................... 165,300              738,852
    Megmilk Snow Brand Co., Ltd........................ 178,700            3,960,263
#   Meito Sangyo Co., Ltd..............................  66,200              863,730
    Milbon Co., Ltd.................................... 168,752            8,639,664
    Ministop Co., Ltd.................................. 116,300            1,833,220
    Mitsubishi Shokuhin Co., Ltd....................... 116,300            3,010,262
    Mitsui Sugar Co., Ltd.............................. 126,370            3,051,104
    Miyoshi Oil & Fat Co., Ltd.........................  48,100              507,407
    Morinaga Milk Industry Co., Ltd.................... 294,800            9,760,883
    Morozoff, Ltd......................................  20,400              933,772
    Nagatanien Holdings Co., Ltd.......................  83,000            1,674,169
    Nakamuraya Co., Ltd................................  27,400            1,076,302
#   Natori Co., Ltd....................................  68,500            1,032,181
    Nichimo Co., Ltd...................................  17,000              260,048
    Nihon Chouzai Co., Ltd.............................  52,760            1,919,379
    Niitaka Co., Ltd...................................   2,860               40,306
    Nippon Beet Sugar Manufacturing Co., Ltd...........  70,200            1,180,808
    Nippon Flour Mills Co., Ltd........................ 425,300            7,187,396
    Nishimoto Co., Ltd.................................   1,700               61,490
    Nisshin Oillio Group, Ltd. (The)................... 201,900            5,778,649
    Nissin Sugar Co., Ltd.............................. 117,300            2,082,501
    Nitto Fuji Flour Milling Co., Ltd..................   7,700              428,906
    Noevir Holdings Co., Ltd...........................  23,200            1,219,317
    Oenon Holdings, Inc................................ 444,900            1,596,211
#   OIE Sangyo Co., Ltd................................  20,900              248,003
    Okuwa Co., Ltd..................................... 180,900            1,829,525
    Olympic Group Corp.................................  62,300              433,473
    OUG Holdings, Inc..................................  19,400              462,499

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
                                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ------- -------------------------------
CONSUMER STAPLES -- (Continued)
    Pickles Corp.......................................  28,800          $    536,011
    Plant Co., Ltd.....................................  29,100               269,301
    Prima Meat Packers, Ltd............................ 228,000             4,185,192
    Qol Holdings Co., Ltd.............................. 162,900             2,474,717
    Retail Partners Co., Ltd........................... 111,200             1,161,211
    Riken Vitamin Co., Ltd.............................  80,200             2,640,480
#   Rock Field Co., Ltd................................ 149,800             2,143,454
    Rokko Butter Co., Ltd..............................  92,800             1,798,480
    S Foods, Inc....................................... 135,462             4,697,767
#   S&B Foods, Inc.....................................  40,898             1,498,986
#   Sagami Rubber Industries Co., Ltd..................  63,300             1,079,312
    San-A Co., Ltd..................................... 141,200             5,541,661
    Sapporo Holdings, Ltd.............................. 289,500             5,937,026
    Sato Foods Co., Ltd................................     800                26,059
    Satudora Holdings Co., Ltd.........................   1,300                23,259
    Shinobu Foods Products Co., Ltd....................   1,600                10,341
#   Shoei Foods Corp...................................  83,600             2,343,848
    Showa Sangyo Co., Ltd.............................. 145,400             3,930,667
    Sogo Medical Holdings Co., Ltd..................... 131,900             2,448,601
    Starzen Co., Ltd...................................  54,400             1,965,889
    Toho Co., Ltd......................................  55,000             1,086,437
    Tohto Suisan Co., Ltd..............................  18,099               377,870
#   Torigoe Co., Ltd. (The)............................ 105,400               726,226
    Toyo Sugar Refining Co., Ltd.......................  15,700               138,003
    Transaction Co., Ltd...............................  92,400               672,889
    United Super Markets Holdings, Inc................. 441,700             3,993,116
    Uoriki Co., Ltd....................................  15,300               201,431
    Valor Holdings Co., Ltd............................ 267,200             6,518,164
    Warabeya Nichiyo Holdings Co., Ltd................. 101,560             1,633,562
#   Watahan & Co., Ltd.................................  46,000               985,945
    Yaizu Suisankagaku Industry Co., Ltd...............  62,100               620,462
#   Yakuodo Co., Ltd...................................  81,300             1,991,044
#   YA-MAN, Ltd........................................ 177,800             1,710,710
    Yamatane Corp......................................  67,600               984,370
    Yamaya Corp........................................  28,500               548,927
    Yamazawa Co., Ltd..................................   7,700               111,925
    Yaoko Co., Ltd.....................................   3,200               152,285
    Yokohama Reito Co., Ltd............................ 359,400             2,846,668
    Yomeishu Seizo Co., Ltd............................  51,100               974,384
#   Yuasa Funashoku Co., Ltd...........................  14,300               475,264
    Yutaka Foods Corp..................................   3,900                63,168
                                                                         ------------
TOTAL CONSUMER STAPLES.................................                   248,079,953
                                                                         ------------
ENERGY -- (1.1%)
#   BP Castrol K.K.....................................  52,100               682,406
    Fuji Kosan Co., Ltd................................  33,100               208,516
    Fuji Oil Co., Ltd.................................. 247,600               619,671
    Itochu Enex Co., Ltd............................... 377,700             3,092,608
#   Iwatani Corp....................................... 293,300             9,192,515
    Japan Oil Transportation Co., Ltd..................  16,600               427,707
    Japan Petroleum Exploration Co., Ltd............... 288,200             6,256,558
    Mitsuuroko Group Holdings Co., Ltd................. 208,600             1,683,909
    Modec, Inc......................................... 156,900             4,824,454
    Nippon Coke & Engineering Co., Ltd................. 647,800               582,308
    Sala Corp.......................................... 356,800             1,962,969
    San-Ai Oil Co., Ltd................................ 398,400             3,362,940
#   Shinko Plantech Co., Ltd........................... 328,800             3,441,717
    Sinanen Holdings Co., Ltd..........................  57,200             1,074,912
    Toa Oil Co., Ltd...................................  51,700               834,763

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
                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
ENERGY -- (Continued)
#    Toyo Kanetsu K.K...................................    63,200           $ 1,205,214
                                                                             -----------
TOTAL ENERGY............................................                      39,453,167
                                                                             -----------
FINANCIALS -- (8.1%)
     77 Bank, Ltd. (The)................................   471,152             6,761,005
     Advance Create Co., Ltd............................    41,800               689,904
     Aichi Bank, Ltd. (The).............................    72,200             2,357,602
*    Aiful Corp......................................... 2,481,200             5,821,476
     Aizawa Securities Co., Ltd.........................   271,900             1,635,137
#    Akatsuki Corp......................................   112,400               288,327
     Akita Bank, Ltd. (The).............................   116,540             2,301,455
# *  Anicom Holdings, Inc...............................   141,000             4,376,067
#    Aomori Bank, Ltd. (The)............................   142,900             3,737,999
#    Asax Co., Ltd......................................     9,300                44,469
     Awa Bank, Ltd. (The)...............................   255,400             6,429,700
     Bank of Iwate, Ltd. (The)..........................   119,900             3,453,048
#    Bank of Kochi, Ltd. (The)..........................    52,700               391,283
#    Bank of Nagoya, Ltd. (The).........................    96,830             3,140,077
     Bank of Okinawa, Ltd. (The)........................   166,360             5,176,086
     Bank of Saga, Ltd. (The)...........................   109,600             1,735,839
     Bank of the Ryukyus, Ltd...........................   208,080             2,252,706
#    Bank of Toyama, Ltd. (The).........................    13,000               369,895
     Chiba Kogyo Bank, Ltd. (The).......................   408,600             1,053,378
     Chugoku Bank, Ltd. (The)...........................   309,700             2,998,965
#    Chukyo Bank, Ltd. (The)............................    81,500             1,607,823
     Daishi Hokuetsu Financial Group, Inc...............   293,700             8,644,070
     Daito Bank, Ltd. (The).............................    62,800               355,047
     DSB Co., Ltd.......................................    61,300               246,474
     eGuarantee, Inc....................................   219,900             2,352,228
     Ehime Bank, Ltd. (The).............................   245,200             2,332,661
#    Entrust, Inc.......................................    21,000                95,277
     FIDEA Holdings Co., Ltd............................ 1,258,300             1,482,376
     Financial Products Group Co., Ltd..................   497,600             4,282,399
#    First Bank of Toyama, Ltd. (The)...................   281,800               963,424
#    First Brothers Co., Ltd............................    43,700               458,821
     Fukui Bank, Ltd. (The).............................   173,300             2,530,275
     Fukuoka Financial Group, Inc.......................    68,476             1,598,385
*    Fukushima Bank, Ltd. (The).........................   204,100               588,541
     Fuyo General Lease Co., Ltd........................   150,600             7,522,015
     GCA Corp...........................................   142,800             1,053,212
     GMO Financial Holdings, Inc........................   251,400             1,350,629
*    Hirose Tusyo, Inc..................................    20,800               335,541
     Hiroshima Bank, Ltd. (The).........................   599,500             3,233,782
     Hokkoku Bank, Ltd. (The)...........................   175,200             5,406,437
     Hokuhoku Financial Group, Inc......................   921,300            10,161,429
     Hyakugo Bank, Ltd. (The)........................... 1,680,509             5,436,126
     Hyakujushi Bank, Ltd. (The)........................   168,100             3,502,855
     IBJ Leasing Co., Ltd...............................   217,200             5,108,994
     Ichiyoshi Securities Co., Ltd......................   288,400             2,101,987
     IwaiCosmo Holdings, Inc............................   148,600             1,598,522
     Iyo Bank, Ltd. (The)...............................    30,200               167,980
#    J Trust Co., Ltd...................................   505,700             1,668,250
     Jaccs Co., Ltd.....................................   181,100             3,146,563
     Jafco Co., Ltd.....................................   232,900             8,816,619
*    Japan Asia Investment Co., Ltd.....................   127,300               221,411
#    Japan Investment Adviser Co., Ltd..................    75,600             1,861,455
     Japan Securities Finance Co., Ltd..................   828,500             4,305,063
     Jimoto Holdings, Inc............................... 1,008,300               927,748
     Juroku Bank, Ltd. (The)............................   234,500             4,790,378

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
                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
FINANCIALS -- (Continued)
#    kabu.com Securities Co., Ltd....................... 1,103,500          $  5,543,593
     Kansai Mirai Financial Group, Inc..................    27,753               193,910
     Keiyo Bank, Ltd. (The).............................   786,200             4,861,598
     Kita-Nippon Bank, Ltd. (The).......................    53,706               920,258
     Kiyo Bank, Ltd. (The)..............................   475,090             6,478,044
#    Kosei Securities Co., Ltd. (The)...................    33,999               216,408
     Kyokuto Securities Co., Ltd........................   188,600             1,675,501
     Kyushu Financial Group, Inc........................   282,627             1,140,618
     Kyushu Leasing Service Co., Ltd....................    25,400               158,816
# *  M&A Capital Partners Co., Ltd......................    34,700             1,485,292
#    Marusan Securities Co., Ltd........................   404,100             2,291,647
     Mercuria Investment Co., Ltd.......................    81,600               509,548
#    Michinoku Bank, Ltd. (The).........................   329,298             4,806,443
     Mito Securities Co., Ltd...........................   424,800               845,679
     Miyazaki Bank, Ltd. (The)..........................   125,900             3,039,166
#    Monex Group, Inc................................... 1,271,900             3,874,388
#    Money Partners Group Co., Ltd......................   149,100               392,557
     Musashino Bank, Ltd. (The).........................   241,200             4,687,200
#    Nagano Bank, Ltd. (The)............................    58,399               897,731
     Nanto Bank, Ltd. (The).............................   188,800             3,539,733
     NEC Capital Solutions, Ltd.........................    72,000             1,120,452
#    Newton Financial Consulting, Inc...................     3,300                46,609
     Nishi-Nippon Financial Holdings, Inc...............   732,700             6,062,936
     North Pacific Bank, Ltd............................ 2,218,700             5,442,077
#    OAK Capital Corp...................................   354,100               457,022
     Ogaki Kyoritsu Bank, Ltd. (The)....................   287,300             6,494,185
     Oita Bank, Ltd. (The)..............................    88,889             2,675,379
     Okasan Securities Group, Inc....................... 1,129,300             4,136,555
     Ricoh Leasing Co., Ltd.............................   110,300             3,223,746
     San ju San Financial Group, Inc....................   126,510             1,708,230
     San-In Godo Bank, Ltd. (The)....................... 1,014,800             6,724,928
     Sawada Holdings Co., Ltd...........................   150,600             1,322,953
     Senshu Ikeda Holdings, Inc......................... 1,953,300             4,853,536
#    Shiga Bank, Ltd. (The).............................   338,200             8,093,591
     Shikoku Bank, Ltd. (The)...........................   408,400             3,733,603
#    Shimane Bank, Ltd. (The)...........................    29,800               217,770
     Shimizu Bank, Ltd. (The)...........................    39,200               621,282
#    Sparx Group Co., Ltd...............................   693,300             1,500,320
     Strike Co., Ltd....................................    39,000               711,586
#    Taiko Bank, Ltd. (The).............................    41,100               615,116
     Tochigi Bank, Ltd. (The)...........................   806,200             1,634,590
     Toho Bank, Ltd. (The).............................. 1,414,800             3,670,999
     Tohoku Bank, Ltd. (The)............................    70,400               685,528
     Tokai Tokyo Financial Holdings, Inc................ 1,635,800             5,436,143
#    Tokyo Kiraboshi Financial Group, Inc...............   234,538             3,389,039
     Tomato Bank, Ltd...................................    54,500               522,872
     TOMONY Holdings, Inc...............................   974,950             3,548,309
     Tottori Bank, Ltd. (The)...........................    67,800               860,835
     Towa Bank, Ltd. (The)..............................   167,100             1,071,846
#    Toyo Securities Co., Ltd...........................   513,300               599,196
     Tsukuba Bank, Ltd..................................   284,400               502,168
     Yamagata Bank, Ltd. (The)..........................   203,500             3,279,629
     Yamanashi Chuo Bank, Ltd. (The)....................   248,700             2,917,508
                                                                            ------------
TOTAL FINANCIALS........................................                     290,707,883
                                                                            ------------
HEALTH CARE -- (4.9%)
#    Advantage Risk Management Co., Ltd.................    38,800               321,435
     As One Corp........................................    33,568             2,686,622
     ASKA Pharmaceutical Co., Ltd.......................   181,500             1,897,291

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
                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
HEALTH CARE -- (Continued)
     Biofermin Pharmaceutical Co., Ltd..................  27,300           $   559,792
     BML, Inc........................................... 202,200             5,713,154
     Carenet, Inc.......................................  25,600               184,034
     Charm Care Corp. KK................................  36,700               553,261
     CMIC Holdings Co., Ltd.............................  86,100             1,269,325
     Create Medic Co., Ltd..............................  44,100               384,374
#    Daiken Medical Co., Ltd............................ 118,800               609,442
     Daito Pharmaceutical Co., Ltd......................  84,280             2,722,224
#    Dvx, Inc...........................................  45,800               378,443
     Eiken Chemical Co., Ltd............................ 228,800             4,115,122
#    Elan Corp.......................................... 105,700             1,612,179
#    EM Systems Co., Ltd................................ 139,300             1,880,383
     EPS Holdings, Inc.................................. 228,900             4,103,831
     FALCO HOLDINGS Co., Ltd............................  67,300               862,717
     FINDEX, Inc........................................ 119,200               898,195
     Fuji Pharma Co., Ltd............................... 120,400             1,827,458
     Fukuda Denshi Co., Ltd.............................  53,100             3,702,756
     Fuso Pharmaceutical Industries, Ltd................  48,000             1,064,713
     Hogy Medical Co., Ltd.............................. 155,200             5,081,010
#    I'rom Group Co., Ltd...............................  31,800               531,293
     Iwaki & Co., Ltd................................... 196,300               809,839
*    Japan Animal Referral Medical Center Co., Ltd......  13,900               355,769
#    Japan Lifeline Co., Ltd............................ 462,300             7,332,234
     Japan Medical Dynamic Marketing, Inc............... 109,400             1,216,232
     JCR Pharmaceuticals Co., Ltd.......................  33,400             1,884,366
     Jeol, Ltd.......................................... 250,200             5,069,415
     JMS Co., Ltd.......................................  89,157               536,080
     Kanamic Network Co., Ltd...........................  40,600               704,637
     Kawasumi Laboratories, Inc.........................  93,180               613,316
     Kissei Pharmaceutical Co., Ltd..................... 209,800             5,204,861
     KYORIN Holdings, Inc............................... 270,900             5,090,813
     Linical Co., Ltd...................................  84,500               962,072
     Mani, Inc.......................................... 170,700             9,863,654
# *  Medical Data Vision Co., Ltd....................... 152,500             1,387,689
     Medius Holdings Co., Ltd...........................  75,300               505,125
*    MedPeer, Inc.......................................  20,000               440,890
     Menicon Co., Ltd................................... 197,600             5,702,965
     Miraca Holdings, Inc............................... 472,500            12,110,780
     Mizuho Medy Co., Ltd...............................  26,200               661,543
     Mochida Pharmaceutical Co., Ltd....................  84,298             3,915,229
     N Field Co., Ltd...................................  63,000               410,476
     Nagaileben Co., Ltd................................   5,400               121,667
     Nakanishi, Inc..................................... 199,300             3,837,617
     NichiiGakkan Co., Ltd.............................. 283,400             3,475,122
     Nichi-iko Pharmaceutical Co., Ltd.................. 366,450             4,392,340
     Nikkiso Co., Ltd................................... 420,800             5,216,578
     Nippon Chemiphar Co., Ltd..........................  17,100               445,855
     Nissui Pharmaceutical Co., Ltd.....................  94,200               999,816
     Paramount Bed Holdings Co., Ltd.................... 149,800             7,039,352
*    Pharma Foods International Co., Ltd................  15,000                63,124
     Rion Co., Ltd......................................  65,300             1,173,954
#    Seed Co., Ltd......................................  94,700               973,005
     Seikagaku Corp..................................... 246,100             2,710,047
# *  Shin Nippon Biomedical Laboratories, Ltd........... 127,300               877,487
     Ship Healthcare Holdings, Inc...................... 128,500             5,286,658
     Shofu, Inc.........................................  69,200               786,991
     Software Service, Inc..............................  24,900             2,225,137
     Solasto Corp....................................... 344,900             3,458,472
     St-Care Holding Corp...............................  93,200               436,891

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
                                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ------- -------------------------------
HEALTH CARE -- (Continued)
    Techno Medica Co., Ltd.............................  27,800          $    526,152
    Toho Holdings Co., Ltd............................. 198,400             4,648,705
    Tokai Corp......................................... 160,800             3,715,648
    Torii Pharmaceutical Co., Ltd...................... 114,500             2,275,985
    Towa Pharmaceutical Co., Ltd....................... 216,000             5,318,617
    Tsukui Corp........................................ 422,300             2,638,089
#   Uchiyama Holdings Co., Ltd.........................  26,400               115,566
    UNIMAT Retirement Community Co., Ltd...............  27,300               449,101
    Value HR Co., Ltd..................................  23,200               537,962
#   Vital KSK Holdings, Inc............................ 329,400             3,143,037
*   Wakamoto Pharmaceutical Co., Ltd................... 112,300               283,840
    WIN-Partners Co., Ltd.............................. 125,700             1,374,394
                                                                         ------------
TOTAL HEALTH CARE......................................                   176,284,248
                                                                         ------------
INDUSTRIALS -- (29.1%)
    A&A Material Corp..................................  26,000               243,589
    Abist Co., Ltd.....................................  22,400               638,256
    Advan Co., Ltd..................................... 197,900             1,845,353
#   Advanex, Inc.......................................  22,099               350,558
    Aeon Delight Co., Ltd.............................. 117,300             3,949,385
    Aichi Corp......................................... 266,400             1,820,263
    Aida Engineering, Ltd.............................. 353,300             2,787,459
    Airtech Japan, Ltd.................................  22,000               121,709
    AIT Corp...........................................  72,800               708,443
    Ajis Co., Ltd......................................  31,200               969,379
#   Alconix Corp....................................... 169,400             2,017,180
    Alinco, Inc........................................  99,200               867,329
    Alps Logistics Co., Ltd............................ 111,600               837,428
    Altech Co., Ltd....................................  10,900                22,487
    Altech Corp........................................ 125,700             2,192,445
    Anest Iwata Corp................................... 248,900             2,174,056
*   Arrk Corp.......................................... 606,500               568,286
    Asahi Diamond Industrial Co., Ltd.................. 364,700             2,581,915
#   Asahi Kogyosha Co., Ltd............................  30,100               819,162
    Asanuma Corp.......................................  51,700             1,145,916
#   Asukanet Co., Ltd..................................  66,800               959,810
    Asunaro Aoki Construction Co., Ltd................. 135,400             1,053,093
    Bando Chemical Industries, Ltd..................... 261,100             2,545,348
    BayCurrent Consulting, Inc......................... 100,800             3,652,713
    Bell System24 Holdings, Inc........................ 266,700             3,890,872
    Br Holdings Corp................................... 194,000               556,671
#   Bunka Shutter Co., Ltd............................. 430,700             3,177,443
    Canare Electric Co., Ltd...........................  23,500               408,026
    Career Design Center Co., Ltd......................  33,900               448,698
    Central Glass Co., Ltd............................. 238,300             5,569,081
    Central Security Patrols Co., Ltd..................  41,300             1,959,085
#   Chilled & Frozen Logistics Holdings Co., Ltd.,
      Class H.......................................... 104,200             1,168,027
    Chiyoda Integre Co., Ltd...........................  78,300             1,463,525
    Chodai Co., Ltd....................................   3,900                27,584
    Chudenko Corp...................................... 236,200             4,836,258
    Chugai Ro Co., Ltd.................................  44,000               735,768
#   Chuo Warehouse Co., Ltd............................  16,300               154,170
#   CKD Corp........................................... 398,200             4,631,419
    CMC Corp...........................................  14,600               269,365
    Comany, Inc........................................   4,700                56,778
#   Cosel Co., Ltd..................................... 175,000             1,880,435
    Creek & River Co., Ltd.............................  72,100               796,568
    CTI Engineering Co., Ltd...........................  83,400             1,146,229
    CTS Co., Ltd....................................... 197,400             1,206,993

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
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                          --------- -------------------------------
INDUSTRIALS -- (Continued)
     Dai-Dan Co., Ltd....................................   114,900           $ 2,553,985
     Daido Kogyo Co., Ltd................................    46,800               365,477
#    Daihatsu Diesel Manufacturing Co., Ltd..............   124,100               723,218
     Daihen Corp.........................................   160,000             4,478,619
     Daiho Corp..........................................   132,300             3,548,551
     Dai-Ichi Cutter Kogyo K.K...........................    25,300               413,533
     Daiichi Jitsugyo Co., Ltd...........................    66,200             2,043,631
#    Daiichi Kensetsu Corp...............................    24,900               356,886
#    Daiki Axis Co., Ltd.................................    51,700               400,598
*    Daikokuya Holdings Co., Ltd.........................   138,700                38,872
     Daiohs Corp.........................................    18,400               231,175
     Daiseki Co., Ltd....................................   302,863             8,320,277
     Daiseki Eco. Solution Co., Ltd......................    46,559               253,971
     Daisue Construction Co., Ltd........................    59,100               493,238
     Daiwa Industries, Ltd...............................   240,700             2,811,339
     Denyo Co., Ltd......................................   124,600             1,583,837
#    DMG Mori Co., Ltd...................................   398,300             5,743,551
     DMW Corp............................................     4,800                92,659
     Duskin Co., Ltd.....................................   346,300             8,546,394
     Ebara Jitsugyo Co., Ltd.............................    43,300               814,700
     Eidai Co., Ltd......................................   185,600               686,119
     Endo Lighting Corp..................................    21,500               157,670
     en-japan, Inc.......................................    29,100               947,637
#    Enshu, Ltd..........................................    36,099               386,970
     EPCO Co., Ltd.......................................    28,000               245,186
     ERI Holdings Co., Ltd...............................     1,500                12,881
     Escrow Agent Japan, Inc.............................   171,400               464,270
     F&M Co., Ltd........................................    41,700               453,202
*    FDK Corp............................................    47,198               457,208
#    Freund Corp.........................................    83,900               606,195
     Fudo Tetra Corp.....................................   126,080             1,734,525
#    Fuji Corp...........................................   484,400             7,322,266
     Fuji Die Co., Ltd...................................    61,100               349,857
     Fuji Furukawa Engineering & Construction Co., Ltd...     1,200                20,005
     Fujikura, Ltd....................................... 1,953,600             8,060,828
#    Fujimak Corp........................................    12,600                89,886
     Fujisash Co., Ltd...................................   677,400               525,175
     Fujitec Co., Ltd....................................   527,900             6,483,660
     Fukuda Corp.........................................    75,000             2,963,912
     Fukushima Industries Corp...........................    97,600             3,384,022
     Fukuvi Chemical Industry Co., Ltd...................    10,600                54,820
     Fukuyama Transporting Co., Ltd......................    57,557             2,217,497
     FULLCAST Holdings Co., Ltd..........................   140,900             3,107,332
     Funai Soken Holdings, Inc...........................   308,470             8,002,785
     Furukawa Co., Ltd...................................   238,200             2,970,829
     Furusato Industries, Ltd............................    66,800               979,255
     Futaba Corp.........................................   268,000             4,354,625
     G Three Holdings Corp...............................     2,520                 6,448
     Gakujo Co., Ltd.....................................    27,600               283,499
     Gecoss Corp.........................................   100,700               904,804
     Giken, Ltd..........................................    90,100             2,824,918
     Glory, Ltd..........................................   266,855             6,737,772
# *  Grace Technology, Inc...............................    54,300               936,256
     GS Yuasa Corp.......................................   258,899             5,201,752
     Hamakyorex Co., Ltd.................................   132,900             4,918,155
     Hanwa Co., Ltd......................................   285,000             8,214,671
#    Hashimoto Sogyo Holdings Co., Ltd...................     4,070                52,638
     Hazama Ando Corp.................................... 1,528,900            10,281,112
#    Helios Techno Holdings Co., Ltd.....................   138,300               817,596
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
                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
INDUSTRIALS -- (Continued)
     Hibiya Engineering, Ltd............................   144,700           $2,423,232
     Hirakawa Hewtech Corp..............................    81,000            1,010,608
#    Hirano Tecseed Co., Ltd............................    70,400            1,182,543
#    Hirata Corp........................................    53,200            3,668,106
     Hisaka Works, Ltd..................................   163,300            1,449,581
     Hitachi Zosen Corp................................. 1,245,379            3,859,997
     HITO Communications Holdings.......................    50,900              861,737
#    Hoden Seimitsu Kako Kenkyusho Co., Ltd.............    30,300              276,957
     Hokuetsu Industries Co., Ltd.......................   155,000            1,683,953
     Hokuriku Electrical Construction Co., Ltd..........    81,500              669,022
     Hosokawa Micron Corp...............................    55,000            2,596,521
     Howa Machinery, Ltd................................    59,700              520,346
     HyAS&Co, Inc.......................................    30,100               82,948
     Ichikawa Co., Ltd..................................     1,000               12,278
     Ichiken Co., Ltd...................................    35,400              621,078
     Ichinen Holdings Co., Ltd..........................   157,800            1,723,256
#    Idec Corp..........................................   230,200            4,699,007
     Ihara Science Corp.................................    50,800              580,285
     Iino Kaiun Kaisha, Ltd.............................   650,500            2,271,242
     Inaba Denki Sangyo Co., Ltd........................   201,800            8,220,969
     Inaba Seisakusho Co., Ltd..........................    68,100              868,264
     Inabata & Co., Ltd.................................   337,600            4,640,138
     Insource Co., Ltd..................................    45,100              949,349
     Interworks, Inc....................................     8,400               50,670
     Inui Global Logistics Co., Ltd.....................   146,080            1,149,722
#    IR Japan Holdings, Ltd.............................    61,000            1,052,961
     Iseki & Co., Ltd...................................   147,000            2,300,513
#    Ishii Iron Works Co., Ltd..........................    11,000              196,487
#    Isolite Insulating Products Co., Ltd...............    48,000              221,112
     Itoki Corp.........................................   252,700            1,246,530
#    Iwaki Co., Ltd.....................................    32,400              282,391
     Iwasaki Electric Co., Ltd..........................    35,800              439,134
     JAC Recruitment Co., Ltd...........................   104,400            2,560,382
     Jalux, Inc.........................................    44,600            1,013,292
     Jamco Corp.........................................    68,500            1,379,640
     Japan Asia Group, Ltd..............................   189,000              603,619
#    Japan Elevator Service Holdings Co., Ltd...........   104,100            2,123,582
     Japan Foundation Engineering Co., Ltd..............   134,500              456,863
     Japan Pulp & Paper Co., Ltd........................    84,400            3,231,669
     Japan Steel Works, Ltd. (The)......................   339,800            6,567,389
     Japan Transcity Corp...............................   271,200            1,083,150
     JK Holdings Co., Ltd...............................   111,140              582,287
*    JMC Corp...........................................     6,800               70,778
     Juki Corp..........................................   235,300            2,714,621
     Kamei Corp.........................................   172,600            1,728,170
     Kanaden Corp.......................................   135,500            1,538,435
     Kanagawa Chuo Kotsu Co., Ltd.......................    42,300            1,455,757
     Kanamoto Co., Ltd..................................   243,500            5,780,260
     Kandenko Co., Ltd..................................   286,200            2,412,752
     Kanematsu Corp.....................................   644,825            7,157,135
     Katakura Industries Co., Ltd.......................   182,800            2,101,992
#    Kato Works Co., Ltd................................    61,100            1,541,059
     KAWADA TECHNOLOGIES, Inc...........................    47,300            2,953,350
     Kawagishi Bridge Works Co., Ltd....................    11,700              264,306
     Kawanishi Warehouse Co., Ltd.......................     1,700               19,181
     Kawasaki Kinkai Kisen Kaisha, Ltd..................     9,599              265,841
# *  Kawasaki Kisen Kaisha, Ltd.........................   684,200            9,946,187
     Kawata Manufacturing Co., Ltd......................    28,600              381,006
     Keihin Co., Ltd....................................    24,900              292,148

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
                                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ------- -------------------------------
INDUSTRIALS -- (Continued)
    KFC, Ltd...........................................   7,800           $   115,818
*   KI Holdings Co., Ltd............................... 104,000               426,735
    Kimura Chemical Plants Co., Ltd.................... 107,500               358,981
    Kimura Unity Co., Ltd..............................  19,600               197,701
    King Jim Co., Ltd.................................. 105,700               837,670
*   Kinki Sharyo Co., Ltd. (The).......................  26,999               495,127
    Kintetsu World Express, Inc........................ 293,300             4,436,892
    Kitagawa Corp......................................  57,700             1,204,037
    Kitano Construction Corp...........................  26,172               710,689
    Kito Corp.......................................... 160,700             2,553,638
    Kitz Corp.......................................... 623,900             4,768,368
    Kobayashi Metals, Ltd..............................   7,900                23,559
*   Kobe Electric Railway Co., Ltd.....................  34,699             1,245,812
#   Kobelco Eco-Solutions Co., Ltd.....................  21,399               368,302
    Koike Sanso Kogyo Co., Ltd.........................  14,500               305,720
#   Kokusai Co., Ltd...................................  51,600               346,545
    Kokuyo Co., Ltd.................................... 281,925             3,575,263
    KOMAIHALTEC, Inc...................................  24,900               403,470
    Komatsu Wall Industry Co., Ltd.....................  53,500               897,546
    Komori Corp........................................ 396,800             4,588,339
    Kondotec, Inc...................................... 129,900             1,141,292
    Konoike Transport Co., Ltd......................... 202,500             3,273,945
*   Kosaido Co., Ltd................................... 212,900             1,465,020
#   Kozo Keikaku Engineering, Inc......................  20,700               454,086
    KRS Corp...........................................  46,500               850,479
    Kumagai Gumi Co., Ltd.............................. 299,100             8,776,101
    Kuroda Precision Industries, Ltd...................  16,300               203,616
    Kyodo Printing Co., Ltd............................  52,000             1,169,561
    Kyokuto Boeki Kaisha, Ltd..........................  45,000               653,686
    Kyokuto Kaihatsu Kogyo Co., Ltd.................... 237,800             3,351,125
    Kyoritsu Printing Co., Ltd......................... 199,200               371,137
#   Like Co., Ltd......................................  63,200               707,783
    Link And Motivation, Inc........................... 210,200             1,610,361
    Lonseal Corp.......................................  13,900               225,801
    Maeda Corp......................................... 174,800             1,740,805
    Maeda Kosen Co., Ltd............................... 135,500             2,591,222
    Maeda Road Construction Co., Ltd................... 274,000             5,437,294
    Maezawa Industries, Inc............................  25,300                82,304
    Maezawa Kasei Industries Co., Ltd..................  95,100               887,618
    Maezawa Kyuso Industries Co., Ltd..................  74,400             1,300,726
    Makino Milling Machine Co., Ltd.................... 177,900             7,547,987
    Marubeni Construction Material Lease Co., Ltd......   3,900                64,826
    Marufuji Sheet Piling Co., Ltd.....................  11,800               247,350
    Maruka Corp........................................  43,700               838,715
    Marumae Co., Ltd...................................  26,300               225,433
#   Maruwa Unyu Kikan Co., Ltd.........................  74,700             2,639,692
    Maruyama Manufacturing Co., Inc....................  27,900               356,238
    Maruzen Co., Ltd...................................  67,300             1,398,402
    Maruzen Showa Unyu Co., Ltd........................  78,400             2,078,735
#   Matching Service Japan Co., Ltd....................  50,000               773,565
    Matsuda Sangyo Co., Ltd............................ 100,082             1,265,786
    Matsui Construction Co., Ltd....................... 146,300               927,769
    Max Co., Ltd....................................... 206,800             3,167,992
    Meidensha Corp..................................... 277,110             3,949,884
    Meiji Electric Industries Co., Ltd.................  54,800               908,852
    Meiji Shipping Co., Ltd............................ 111,000               341,408
    Meisei Industrial Co., Ltd......................... 297,400             1,995,386
    Meitec Corp........................................ 216,400            10,071,077
    Meiwa Corp......................................... 170,200               694,526

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
                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDUSTRIALS -- (Continued)
#   Mesco, Inc.........................................    29,800           $  292,689
    METAWATER Co., Ltd.................................    74,900            2,246,688
#   Mie Kotsu Group Holdings, Inc......................   391,400            2,078,554
#   Mirait Holdings Corp...............................   438,355            6,448,585
    Mitani Corp........................................    73,800            3,879,853
    Mitani Sangyo Co., Ltd.............................   135,600              359,180
    Mitsubishi Kakoki Kaisha, Ltd......................    44,100              621,321
    Mitsubishi Logisnext Co., Ltd......................   204,400            2,300,969
    Mitsubishi Pencil Co., Ltd.........................   121,400            2,499,501
    Mitsuboshi Belting, Ltd............................   166,400            3,161,269
*   Mitsui E&S Holdings Co., Ltd.......................   639,200            6,316,309
    Mitsui Matsushima Holdings Co., Ltd................    65,700              751,918
    Mitsui-Soko Holdings Co., Ltd......................   173,600            2,759,599
    Mitsumura Printing Co., Ltd........................     9,300              192,735
    Miyaji Engineering Group, Inc......................    41,517              703,753
#   Mori-Gumi Co., Ltd.................................    69,500              251,885
    Morita Holdings Corp...............................   224,500            3,811,834
#   Musashi Co., Ltd...................................     5,000              101,927
    NAC Co., Ltd.......................................    76,500              687,726
    Nachi-Fujikoshi Corp...............................   111,500            5,536,874
#   Nadex Co., Ltd.....................................    40,600              311,483
    Nagase & Co., Ltd..................................   269,700            4,121,444
    Naigai Trans Line, Ltd.............................    42,000              503,087
    Nakabayashi Co., Ltd...............................   108,600              499,580
    Nakakita Seisakusho Co., Ltd.......................     3,700               97,799
    Nakamoto Packs Co., Ltd............................    38,500              544,603
    Nakanishi Manufacturing Co., Ltd...................     5,700               48,715
    Nakano Corp........................................   108,100              462,364
    Namura Shipbuilding Co., Ltd.......................   420,428            1,421,744
    Narasaki Sangyo Co., Ltd...........................    25,400              418,730
#   Nexyz Group Corp...................................    58,000            1,283,023
    Nice Holdings, Inc.................................    50,900              456,370
#   Nichias Corp.......................................   480,100            9,281,448
#   Nichiban Co., Ltd..................................    81,800            1,705,538
    Nichiden Corp......................................    99,600            1,490,614
    Nichiha Corp.......................................   213,280            5,866,871
    Nichireki Co., Ltd.................................   192,500            1,832,409
#   Nihon Dengi Co., Ltd...............................    30,200              761,301
    Nihon Flush Co., Ltd...............................    64,200            1,293,369
    Nikkato Corp.......................................    53,000              432,152
#   Nikko Co., Ltd.....................................    36,100              794,282
    Nikkon Holdings Co., Ltd...........................   385,300            9,092,278
    Nippi, Inc.........................................    11,900              319,952
    Nippon Air Conditioning Services Co., Ltd..........   202,100            1,273,151
#   Nippon Carbon Co., Ltd.............................    74,000            3,265,550
    Nippon Concept Corp................................    40,400              395,225
    Nippon Densetsu Kogyo Co., Ltd.....................   272,400            5,876,554
    Nippon Dry-Chemical Co., Ltd.......................     4,300               43,290
    Nippon Filcon Co., Ltd.............................    13,100               60,442
    Nippon Hume Corp...................................   165,600            1,155,414
    Nippon Kanzai Co., Ltd.............................    77,200            1,399,234
    Nippon Koei Co., Ltd...............................    85,900            1,969,141
    Nippon Parking Development Co., Ltd., Class C...... 1,511,300            2,373,785
    Nippon Rietec Co., Ltd.............................     9,300              119,867
    Nippon Road Co., Ltd. (The)........................    51,100            2,943,539
    Nippon Seisen Co., Ltd.............................    24,300              633,718
*   Nippon Sharyo, Ltd.................................    54,899            1,210,178
    Nippon Sheet Glass Co., Ltd........................   772,500            6,395,948
    Nippon Steel Trading Corp..........................   117,460            4,914,085

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
                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
INDUSTRIALS -- (Continued)
     Nippon Thompson Co., Ltd...........................   398,800           $2,072,565
     Nippon Tungsten Co., Ltd...........................     6,699              139,877
     Nishimatsu Construction Co., Ltd...................   389,300            8,444,730
     Nishi-Nippon Railroad Co., Ltd.....................   212,900            5,014,660
     Nishio Rent All Co., Ltd...........................   138,000            3,829,389
#    Nissei ASB Machine Co., Ltd........................    63,900            2,361,935
#    Nissei Corp........................................    38,900              394,820
     Nissei Plastic Industrial Co., Ltd.................   169,000            1,507,830
     Nisshinbo Holdings, Inc............................   972,780            8,684,328
     Nissin Corp........................................   109,100            1,874,039
     Nissin Electric Co., Ltd...........................   384,200            3,642,513
     Nitta Corp.........................................   160,700            5,293,754
     Nitto Boseki Co., Ltd..............................   200,000            4,170,500
     Nitto Kogyo Corp...................................   195,500            3,838,181
     Nitto Kohki Co., Ltd...............................    80,100            1,650,327
     Nitto Seiko Co., Ltd...............................   198,900            1,176,087
     Nittoc Construction Co., Ltd.......................   170,600              873,185
     Nittoku Engineering Co., Ltd.......................     4,500              113,097
     NJS Co., Ltd.......................................    42,800              584,258
#    nms Holdings Co....................................    44,200              170,929
     Noda Corp..........................................   145,800            1,053,437
     Nomura Co., Ltd....................................   318,800            8,917,729
     Noritake Co., Ltd..................................    74,500            3,633,587
     Noritsu Koki Co., Ltd..............................   154,700            2,984,977
     Noritz Corp........................................   220,100            3,414,050
#    NS Tool Co., Ltd...................................    61,700            1,412,053
     NS United Kaiun Kaisha, Ltd........................    67,800            1,489,156
     NTN Corp...........................................   945,200            3,119,941
     Obara Group, Inc...................................    90,600            3,465,064
     Ochi Holdings Co., Ltd.............................     7,300               80,125
     Odawara Engineering Co., Ltd.......................     6,500              133,801
     Odelic Co., Ltd....................................    27,800              983,023
     Ohba Co., Ltd......................................    84,000              519,819
     Ohmoto Gumi Co., Ltd...............................     4,100              178,075
     Oiles Corp.........................................   177,470            2,966,104
     Okabe Co., Ltd.....................................   291,100            2,663,887
#    Okada Aiyon Corp...................................    38,600              455,534
     Okamoto Machine Tool Works, Ltd....................    21,699              581,859
     Okamura Corp.......................................   475,200            4,796,543
#    OKK Corp...........................................    28,700              207,322
     OKUMA Corp.........................................   108,300            6,379,911
     Okumura Corp.......................................   247,480            8,006,256
     Onoken Co., Ltd....................................   128,700            1,833,629
     Organo Corp........................................    53,300            1,586,522
     Oriental Consultants Holdings Co., Ltd.............     4,700               85,274
     Origin Co., Ltd....................................    26,700              495,708
     OSG Corp...........................................   243,700            4,906,001
     OSJB Holdings Corp................................. 1,031,600            2,464,761
#    Outsourcing, Inc...................................   557,700            7,332,529
     Oyo Corp...........................................   165,400            1,743,785
#    Paraca, Inc........................................    37,900              680,700
     Parker Corp........................................    34,000              149,272
*    Pasco Corp.........................................     7,800               69,665
     Pasona Group, Inc..................................   134,000            2,125,429
     Pegasus Sewing Machine Manufacturing Co., Ltd......   150,600              867,867
     Penta-Ocean Construction Co., Ltd.................. 1,583,500            7,264,498
# *  Phil Co., Inc......................................     8,900              309,360
     Prestige International, Inc........................   400,100            5,743,940
     Pronexus, Inc......................................   124,000            1,476,427

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
                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
INDUSTRIALS -- (Continued)
     PS Mitsubishi Construction Co., Ltd................ 243,400           $ 1,434,219
     Punch Industry Co., Ltd............................ 107,900               625,059
     Quick Co., Ltd.....................................  77,900             1,211,584
     Raito Kogyo Co., Ltd............................... 299,700             3,869,635
#    Rasa Corp..........................................  63,200               473,573
     Relia, Inc......................................... 204,700             2,166,284
     Rheon Automatic Machinery Co., Ltd................. 152,100             2,306,009
#    Rix Corp...........................................  17,100               229,267
# *  Rozetta Corp.......................................  22,800               878,878
     Ryobi, Ltd......................................... 178,440             4,070,892
     S LINE Co., Ltd....................................  23,800               219,541
     Sakai Heavy Industries, Ltd........................  24,500               699,312
#    Sakai Moving Service Co., Ltd......................  86,600             5,101,455
*    Sanix, Inc......................................... 134,800               279,597
     Sanki Engineering Co., Ltd......................... 337,700             3,695,452
     Sanko Gosei, Ltd................................... 139,300               437,200
#    Sanko Metal Industrial Co., Ltd....................  17,700               427,699
     Sankyo Tateyama, Inc............................... 210,300             2,339,068
#    Sanoyas Holdings Corp.............................. 159,500               346,211
#    Sansei Technologies, Inc...........................  88,000             1,224,439
#    Sansha Electric Manufacturing Co., Ltd.............  66,700               565,205
     Sanyo Denki Co., Ltd...............................  38,600             1,816,589
     Sanyo Engineering & Construction, Inc..............  78,500               477,892
     Sanyo Industries, Ltd..............................   9,900               165,364
     Sanyo Trading Co., Ltd.............................  80,000             1,626,218
     Sata Construction Co., Ltd.........................  91,299               323,705
     Sato Holdings Corp................................. 214,300             5,217,466
     Sato Shoji Corp....................................  93,000               783,292
     Sawafuji Electric Co., Ltd.........................   1,900                30,672
     SBS Holdings, Inc.................................. 149,200             2,521,105
#    SEC Carbon, Ltd....................................  10,900               970,917
#    Secom Joshinetsu Co., Ltd..........................  32,000             1,037,118
#    Seibu Electric & Machinery Co., Ltd................  10,300                90,543
#    Seika Corp.........................................  67,000               823,695
     Seikitokyu Kogyo Co., Ltd.......................... 208,430             1,064,518
     Sekisui Jushi Corp................................. 223,200             4,321,031
     Senko Group Holdings Co., Ltd...................... 900,100             7,239,214
     Senshu Electric Co., Ltd...........................  54,200             1,259,658
     Shibusawa Warehouse Co., Ltd. (The)................  62,200               979,076
     Shibuya Corp.......................................  99,400             3,089,929
     Shima Seiki Manufacturing, Ltd..................... 211,500             7,116,557
#    Shin Nippon Air Technologies Co., Ltd.............. 116,680             1,880,791
#    Shin-Keisei Electric Railway Co., Ltd..............  41,099               764,741
     Shinki Bus Co., Ltd................................     400                12,688
     Shinmaywa Industries, Ltd.......................... 707,200             8,732,442
     Shinnihon Corp..................................... 208,700             1,794,141
     Shinsho Corp.......................................  36,300               868,714
     Shinwa Co., Ltd....................................  69,000             1,407,204
*    Shoko Co., Ltd.....................................  44,400               259,406
#    Showa Aircraft Industry Co., Ltd...................  48,937               597,695
#    SIGMAXYZ, Inc...................................... 133,700             1,309,082
     Sinfonia Technology Co., Ltd....................... 173,200             2,465,159
     Sinko Industries, Ltd.............................. 151,700             2,183,301
     Sintokogio, Ltd.................................... 328,700             3,092,789
     SMS Co., Ltd....................................... 551,200            10,697,555
     Soda Nikka Co., Ltd................................ 126,500               653,001
     Sodick Co., Ltd.................................... 209,900             1,896,206
     Space Co., Ltd..................................... 100,062             1,161,312
#    S-Pool, Inc........................................  54,500             1,241,033
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
                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDUSTRIALS -- (Continued)
    Star Micronics Co., Ltd............................   263,600           $4,302,199
    Subaru Enterprise Co., Ltd.........................     8,100              419,000
    Sugimoto & Co., Ltd................................    70,500            1,262,081
#   Sumiseki Holdings, Inc.............................   476,200              509,786
    Sumitomo Densetsu Co., Ltd.........................   129,500            2,225,077
    Sumitomo Mitsui Construction Co., Ltd.............. 1,393,140            9,092,070
    Sumitomo Precision Products Co., Ltd...............    21,184              591,113
    Sumitomo Warehouse Co., Ltd. (The).................   473,900            6,078,256
    Suzumo Machinery Co., Ltd..........................     2,200               24,089
    SWCC Showa Holdings Co., Ltd.......................    98,700              686,740
#   Tacmina Corp.......................................    14,200              244,361
    Tadano, Ltd........................................   825,100            8,729,780
    Taihei Dengyo Kaisha, Ltd..........................   121,700            2,684,077
    Taiheiyo Kouhatsu, Inc.............................    44,200              293,392
    Taikisha, Ltd......................................   184,900            5,587,956
    Taisei Oncho Co., Ltd..............................    13,300              210,046
#   Takadakiko Co., Ltd................................     7,500              173,134
    Takagi Seiko Corp..................................     2,300               76,437
    Takamatsu Construction Group Co., Ltd..............   106,200            2,290,832
    Takamatsu Machinery Co., Ltd.......................    41,800              365,666
    Takamiya Co., Ltd..................................   128,600              779,096
    Takano Co., Ltd....................................    60,100              447,576
    Takaoka Toko Co., Ltd..............................    55,020              637,556
    Takara Printing Co., Ltd...........................    21,455              331,683
    Takara Standard Co., Ltd...........................   267,900            4,078,067
    Takasago Thermal Engineering Co., Ltd..............   350,100            5,552,620
    Takashima & Co., Ltd...............................    26,600              408,104
    Takeei Corp........................................   162,900            1,150,006
    Takeuchi Manufacturing Co., Ltd....................   289,400            5,488,011
#   Takigami Steel Construction Co., Ltd. (The)........     5,300              233,801
    Takisawa Machine Tool Co., Ltd.....................    45,100              633,155
    Takuma Co., Ltd....................................   303,000            3,653,442
#   Tanabe Engineering Corp............................    39,500              277,917
    Tanseisha Co., Ltd.................................   268,249            2,995,513
    Tatsuta Electric Wire and Cable Co., Ltd...........   317,600            1,394,872
    TECHNO ASSOCIE Co., Ltd............................    56,800              552,622
    Techno Ryowa, Ltd..................................    71,390              529,358
    Techno Smart Corp..................................    49,500              412,745
    Teikoku Electric Manufacturing Co., Ltd............   127,100            1,296,052
    Teikoku Sen-I Co., Ltd.............................   128,500            2,860,307
    Tekken Corp........................................    97,800            2,557,151
    Tenox Corp.........................................    22,500              164,301
    Teraoka Seisakusho Co., Ltd........................    76,000              352,877
    Terasaki Electric Co., Ltd.........................    24,400              202,035
    Toa Corp...........................................   117,000            1,680,711
    TOA ROAD Corp......................................    26,500              678,955
#   Toba, Inc..........................................     9,800              241,259
    Tobishima Corp.....................................   151,070            1,933,820
    Tocalo Co., Ltd....................................   474,700            3,906,678
    Toenec Corp........................................    58,600            1,627,219
#   Togami Electric Manufacturing Co., Ltd.............    17,800              240,929
#   TOKAI Holdings Corp................................   743,300            6,208,929
    Tokai Lease Co., Ltd...............................    19,300              281,510
    Tokyo Energy & Systems, Inc........................   184,200            1,589,741
#   Tokyo Keiki, Inc...................................    66,022              658,287
    Tokyo Sangyo Co., Ltd..............................   146,700              677,526
    Tokyu Construction Co., Ltd........................   661,700            4,751,915
    Toli Corp..........................................   284,300              665,672
    Tomoe Corp.........................................   159,000              513,236
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
                                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ------- -------------------------------
INDUSTRIALS -- (Continued)
#   Tomoe Engineering Co., Ltd.........................  58,900         $    1,296,992
    Tonami Holdings Co., Ltd...........................  40,900              2,247,482
    Toppan Forms Co., Ltd.............................. 366,900              3,355,466
    Torishima Pump Manufacturing Co., Ltd.............. 143,800              1,305,782
    Toshiba Machine Co., Ltd........................... 157,000              3,590,350
    Toshiba Plant Systems & Services Corp.............. 172,350              3,094,896
#   Tosho Printing Co., Ltd............................ 175,399              1,534,047
    Totech Corp........................................  57,000              1,120,758
    Totetsu Kogyo Co., Ltd............................. 193,200              5,672,812
    Totoku Electric Co., Ltd...........................  17,700                302,640
    Toyo Construction Co., Ltd......................... 595,000              2,191,938
    Toyo Denki Seizo K.K...............................  41,250                564,849
*   Toyo Engineering Corp.............................. 221,078              1,179,067
#   Toyo Logistics Co., Ltd............................  80,800                230,742
    Toyo Machinery & Metal Co., Ltd.................... 109,300                614,483
    Toyo Tanso Co., Ltd................................  81,500              1,617,491
#   Toyo Wharf & Warehouse Co., Ltd....................  41,300                554,018
    Trancom Co., Ltd...................................  56,800              3,303,854
#   Trinity Industrial Corp............................  36,000                226,554
    Trusco Nakayama Corp............................... 154,100              3,894,841
    Trust Tech, Inc....................................  77,100              2,628,072
    Tsubaki Nakashima Co., Ltd......................... 333,200              6,226,046
    Tsubakimoto Chain Co............................... 208,840              7,784,444
    Tsubakimoto Kogyo Co., Ltd.........................  28,800                944,293
    Tsudakoma Corp.....................................  31,998                547,370
#   Tsugami Corp....................................... 333,500              3,023,076
    Tsukishima Kikai Co., Ltd.......................... 210,100              2,756,547
    Tsurumi Manufacturing Co., Ltd..................... 141,900              2,543,254
    Uchida Yoko Co., Ltd...............................  54,000              1,723,691
    Ueki Corp..........................................  34,800                730,377
    Union Tool Co......................................  52,300              1,443,952
    Ushio, Inc......................................... 799,700              9,721,789
#   UT Group Co., Ltd.................................. 204,000              5,883,805
    Utoc Corp.......................................... 102,200                499,260
    Waida Manufacturing Co., Ltd.......................   4,300                 58,813
    Wakachiku Construction Co., Ltd....................  99,200              1,275,556
    Wakita & Co., Ltd.................................. 294,800              3,096,641
    WDB Holdings Co., Ltd..............................  65,900              1,957,858
    Weathernews, Inc...................................  40,200              1,220,965
    Will Group, Inc.................................... 101,200              1,035,137
    World Holdings Co., Ltd............................  45,300                770,210
    Yahagi Construction Co., Ltd....................... 200,200              1,404,420
    YAMABIKO Corp...................................... 256,528              2,537,353
    YAMADA Consulting Group Co., Ltd...................  78,800              1,714,225
#   Yamashina Corp..................................... 224,200                139,298
    Yamato Corp........................................ 117,000                548,136
#   Yamaura Corp.......................................  46,400                375,495
    Yamazen Corp....................................... 465,300              4,895,693
    Yasuda Logistics Corp.............................. 122,200                948,108
    Yokogawa Bridge Holdings Corp...................... 239,000              3,888,967
    Yondenko Corp......................................  27,360                649,936
    Yuasa Trading Co., Ltd............................. 128,600              3,668,590
    Yuken Kogyo Co., Ltd...............................  24,000                375,728
#   Yumeshin Holdings Co., Ltd......................... 362,700              2,627,207
    Yurtec Corp........................................ 277,500              1,958,285
    Zaoh Co., Ltd......................................  21,500                259,498
#   Zenitaka Corp. (The)...............................  19,600                940,294
    Zuiko Corp.........................................  29,000                936,259
                                                                        --------------
TOTAL INDUSTRIALS......................................                  1,046,158,415
                                                                        --------------
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
                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
INFORMATION TECHNOLOGY -- (13.4%)
     A&D Co., Ltd....................................... 141,000           $1,156,039
     Access Co., Ltd.................................... 208,000            1,676,956
     Ad-sol Nissin Corp.................................  43,000              648,974
     Adtec Plasma Technology Co., Ltd...................  30,700              232,844
#    AGS Corp...........................................  11,600               74,322
     Ai Holdings Corp................................... 301,400            4,925,164
     Aichi Tokei Denki Co., Ltd.........................  18,900              702,242
     Aiphone Co., Ltd...................................  74,900            1,182,653
*    Allied Telesis Holdings K.K........................ 381,000              280,952
     Alpha Systems, Inc.................................  60,520            1,490,757
     Amano Corp......................................... 379,800            9,925,195
     AOI Electronics Co., Ltd...........................  31,400              677,578
     Argo Graphics, Inc................................. 122,200            2,513,620
*    Arisawa Manufacturing Co., Ltd..................... 206,500            1,584,507
     ArtSpark Holdings, Inc.............................  48,100              277,313
     Asahi Intelligence Service Co., Ltd................   1,300               12,287
#    Aval Data Corp.....................................  25,400              438,035
     Avant Corp.........................................  54,500              803,420
*    Axell Corp.........................................  44,900              211,379
     Azia Co., Ltd......................................  14,300              157,263
#    Billing System Corp................................  10,000              298,851
# *  BrainPad, Inc......................................   7,200              403,334
     Broadleaf Co., Ltd................................. 722,700            3,723,883
     Business Brain Showa-Ota, Inc......................  10,100              184,146
     CAC Holdings Corp..................................  94,200            1,346,165
     Canon Electronics, Inc............................. 147,700            2,434,060
     Capital Asset Planning, Inc........................  13,200              163,629
     CDS Co., Ltd.......................................  13,200              154,010
*    Change, Inc........................................  10,000              339,601
     Chino Corp.........................................  47,400              557,328
     Citizen Watch Co., Ltd............................. 899,600            5,072,150
#    CMK Corp........................................... 392,800            2,726,730
     Computer Engineering & Consulting, Ltd............. 173,300            3,431,635
     Computer Institute of Japan, Ltd................... 102,900              846,923
     Comture Corp.......................................  82,500            2,844,168
#    CONEXIO Corp....................................... 128,600            1,596,840
#    Core Corp..........................................  44,500              535,735
     Cresco, Ltd........................................  41,200            1,254,888
# *  CRI Middleware Co., Ltd............................   6,400              199,525
#    Cube System, Inc...................................  58,300              414,035
#    Cyber Com Co., Ltd.................................  14,800              287,821
     Cybernet Systems Co., Ltd..........................  49,900              246,056
     Cybozu, Inc........................................ 141,600            1,345,676
#    Dai-ichi Seiko Co., Ltd............................  72,300              741,828
#    Daiko Denshi Tsushin, Ltd..........................  37,200              237,111
#    Daishinku Corp.....................................  64,099              610,306
     Daitron Co., Ltd...................................  54,400              813,254
     Daiwabo Holdings Co., Ltd.......................... 137,900            7,057,140
     Denki Kogyo Co., Ltd...............................  75,300            2,208,346
     Densan System Co., Ltd.............................  50,300            1,451,843
#    Dexerials Corp..................................... 465,500            2,945,157
     Digital Arts, Inc..................................  88,000            7,598,454
#    Digital Hearts Holdings Co., Ltd................... 109,300            1,228,937
     Digital Information Technologies Corp..............  54,900              753,779
     DKK-Toa Corp.......................................  11,900               87,622
     Double Standard, Inc...............................   9,300              429,392
     DTS Corp........................................... 166,200            5,886,416
     Ebase Co., Ltd.....................................  18,600              180,483
#    E-Guardian, Inc....................................  74,000            1,411,992

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
                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
INFORMATION TECHNOLOGY -- (Continued)
     Eizo Corp..........................................   132,900           $ 5,107,767
     Elecom Co., Ltd....................................   137,400             4,610,315
     Elematec Corp......................................    61,471             1,131,099
#    Enomoto Co., Ltd...................................    30,200               249,517
     Enplas Corp........................................    63,500             1,799,487
     ESPEC Corp.........................................   166,000             3,279,611
#    Excel Co., Ltd.....................................    56,000               992,694
     Fenwal Controls of Japan, Ltd......................    21,600               301,253
     Ferrotec Holdings Corp.............................   260,500             2,913,993
# *  FFRI, Inc..........................................    20,500               598,567
#    Fixstars Corp......................................   115,700             1,528,777
     Focus Systems Corp.................................     1,900                16,385
     Forval Corp........................................    52,300               470,005
#    Fronteo, Inc.......................................   118,100               535,449
     FTGroup Co., Ltd...................................    67,000               817,428
     Fuji Soft, Inc.....................................    80,000             3,164,337
     Fujitsu Frontech, Ltd..............................    88,800               847,588
     Fukui Computer Holdings, Inc.......................    48,600               977,320
     Furuno Electric Co., Ltd...........................   194,900             1,642,300
     Furuya Metal Co., Ltd..............................     6,700               290,723
     Future Corp........................................   150,800             2,520,797
     Future Innovation Group, Inc.......................    11,900                34,080
#    Geomatec Co., Ltd..................................    29,900               198,472
#    GL Sciences, Inc...................................    46,700               723,204
     GMO Cloud K.K......................................    16,800               632,522
     GMO internet, Inc..................................   192,900             2,994,081
     GMO Pepabo, Inc....................................       800                25,598
# *  Gunosy, Inc........................................    44,800               671,826
     Hagiwara Electric Holdings Co., Ltd................    51,100             1,419,510
     Hakuto Co., Ltd....................................   100,600             1,091,523
     Hibino Corp........................................    26,300               566,733
     Hioki EE Corp......................................    69,700             2,515,787
     Hochiki Corp.......................................   120,000             1,368,964
#    Hokuriku Electric Industry Co., Ltd................    48,200               463,895
     Honda Tsushin Kogyo Co., Ltd.......................   113,800               570,160
     Hosiden Corp.......................................   423,800             4,054,315
     Ibiden Co., Ltd....................................   140,378             2,518,569
#    Icom, Inc..........................................    79,000             1,482,172
     ID Holdings Corp...................................    52,100               631,773
#    Ikegami Tsushinki Co., Ltd.........................    40,799               429,686
     Ines Corp..........................................   166,100             2,074,653
     I-Net Corp.........................................    80,390               961,829
     Infocom Corp.......................................   188,000             3,615,420
#    Infomart Corp......................................   769,400            11,194,230
     Information Services International-Dentsu, Ltd.....    90,100             3,095,067
     Innotech Corp......................................   116,200             1,042,873
     Intelligent Wave, Inc..............................    33,500               223,353
#    Inter Action Corp..................................    27,600               476,789
     I-O Data Device, Inc...............................    56,200               599,373
     Iriso Electronics Co., Ltd.........................   154,500             8,040,836
     ISB Corp...........................................    13,700               230,967
     Ishii Hyoki Co., Ltd...............................    31,000               175,238
*    ITbook Holdings Co., Ltd...........................   101,500               324,128
*    Itfor, Inc.........................................   145,300             1,220,206
     Iwatsu Electric Co., Ltd...........................    68,500               493,618
     Japan Aviation Electronics Industry, Ltd...........   382,900             6,195,136
     Japan Cash Machine Co., Ltd........................   154,800             1,648,573
# *  Japan Display, Inc................................. 3,483,900             2,459,652
#    Japan Electronic Materials Corp....................    51,800               321,139

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
                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
INFORMATION TECHNOLOGY -- (Continued)
     Japan Material Co., Ltd............................ 481,200           $7,184,770
     Jastec Co., Ltd....................................  83,900              713,165
     JBCC Holdings, Inc................................. 117,800            1,604,888
*    JIG-SAW, Inc.......................................  26,700              715,065
     Justsystems Corp................................... 270,000            7,748,460
     Kaga Electronics Co., Ltd.......................... 133,600            2,466,968
     Kanematsu Electronics, Ltd.........................  89,400            2,652,293
     KEL Corp...........................................  27,900              206,190
     Koa Corp........................................... 163,500            2,258,062
     KSK Co., Ltd.......................................   1,500               26,254
#    Kyoden Co., Ltd.................................... 110,000              390,229
     Kyosan Electric Manufacturing Co., Ltd............. 319,900            1,253,276
     Kyowa Electronic Instruments Co., Ltd.............. 142,900              538,560
#    LAC Co., Ltd....................................... 100,100            1,417,827
     Lasertec Corp...................................... 210,200            9,551,290
     Macnica Fuji Electronics Holdings, Inc............. 389,750            5,642,531
#    Mamezou Holdings Co., Ltd.......................... 124,900            1,238,952
     Marubun Corp....................................... 112,200              653,678
#    Maruwa Co., Ltd....................................  70,000            3,811,437
#    Maxell Holdings, Ltd............................... 396,400            6,032,264
     MCJ Co., Ltd....................................... 537,300            3,868,664
#    Megachips Corp..................................... 112,800            1,513,095
#    Meiko Electronics Co., Ltd......................... 179,500            3,521,735
# *  Metaps, Inc........................................  12,800              137,507
     Micronics Japan Co., Ltd........................... 223,800            1,733,593
#    Mimaki Engineering Co., Ltd........................ 136,300              752,892
     Mimasu Semiconductor Industry Co., Ltd............. 119,981            1,789,399
     Miraial Co., Ltd...................................  48,000              537,213
#    Miroku Jyoho Service Co., Ltd...................... 140,300            3,782,394
     Mitachi Co., Ltd...................................  17,900              122,147
     Mitsubishi Research Institute, Inc.................  56,200            1,561,189
     Mitsui High-Tec, Inc............................... 184,400            2,138,188
     Mutoh Holdings Co., Ltd............................  14,600              244,219
     Nagano Keiki Co., Ltd..............................  96,400              698,052
     Nakayo, Inc........................................  77,100              969,916
     NEC Networks & System Integration Corp............. 175,600            4,230,237
#    NF Corp............................................  22,500              378,565
     Nichicon Corp...................................... 397,800            3,882,237
# *  Nihon Dempa Kogyo Co., Ltd.........................  73,100              318,139
     Nihon Denkei Co., Ltd..............................  31,800              410,845
     Nippon Chemi-Con Corp..............................  83,600            1,707,649
#    Nippon Computer Dynamics Co., Ltd..................  38,600              342,460
#    Nippon Information Development Co., Ltd............  12,600              143,528
#    Nippon Kodoshi Corp................................  56,200              797,962
     Nippon Signal Co., Ltd............................. 372,300            3,458,958
     Nippon Systemware Co., Ltd.........................  55,400            1,092,051
     Nissha Co., Ltd.................................... 253,600            2,952,968
     Nohmi Bosai, Ltd................................... 167,400            3,023,220
     NSD Co., Ltd....................................... 293,480            7,269,800
     NuFlare Technology, Inc............................  35,300            2,192,925
#    Ohara, Inc.........................................  35,900              451,731
#    Ohizumi Manufacturing Co., Ltd.....................  27,100              157,741
#    Okaya Electric Industries Co., Ltd.................  77,800              257,865
     Oki Electric Industry Co., Ltd..................... 694,400            8,139,537
     ONO Sokki Co., Ltd.................................  37,400              206,602
#    Optex Group Co., Ltd............................... 271,520            4,548,473
#    Oro Co., Ltd.......................................   7,900              489,699
     Osaki Electric Co., Ltd............................ 324,800            2,159,949
#    Oval Corp..........................................  35,600               83,520

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
                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
INFORMATION TECHNOLOGY -- (Continued)
     Paltek Corp........................................  38,500           $  198,904
     PCI Holdings, Inc..................................  12,800              274,541
     Poletowin Pitcrew Holdings, Inc.................... 221,100            2,002,058
#    Pro-Ship, Inc......................................  38,300              408,017
     Rakus Co., Ltd..................................... 122,500            2,139,556
#    RECOMM Co., Ltd.................................... 404,200              611,696
#    Remixpoint, Inc.................................... 150,200              436,317
     Renesas Easton Co., Ltd............................ 105,100              391,934
     Restar Holdings Corp............................... 161,100            2,613,150
     Riken Keiki Co., Ltd............................... 113,500            2,150,644
     Riso Kagaku Corp................................... 134,300            2,229,503
     Roland DG Corp..................................... 104,400            2,258,841
#    Rorze Corp.........................................  74,600            1,758,158
     RS Technologies Co., Ltd...........................  23,400              687,994
     Ryoden Corp........................................ 110,600            1,518,442
     Ryosan Co., Ltd.................................... 187,200            5,049,263
     Ryoyo Electro Corp................................. 168,200            2,589,693
#    Saison Information Systems Co., Ltd................  23,800              304,491
#    Sakura Internet, Inc............................... 151,000              733,002
     Samco, Inc.........................................  14,700              120,790
     Sanken Electric Co., Ltd........................... 193,200            4,153,925
     Sanshin Electronics Co., Ltd....................... 150,100            2,531,951
     Satori Electric Co., Ltd...........................  88,480              793,311
     Saxa Holdings, Inc.................................  32,600              514,572
     Scala, Inc......................................... 120,700              982,015
#    Seikoh Giken Co., Ltd..............................  18,000              413,455
     SEMITEC Corp.......................................   5,500              248,764
#    Shibaura Electronics Co., Ltd......................  58,000            2,078,733
     Shibaura Mechatronics Corp.........................  31,800            1,093,745
# *  SHIFT, Inc.........................................  41,800            2,302,697
     Shindengen Electric Manufacturing Co., Ltd.........  53,700            2,209,691
# *  Shinkawa, Ltd......................................  88,400              396,985
     Shinko Electric Industries Co., Ltd................ 566,300            4,997,717
     Shinko Shoji Co., Ltd.............................. 157,100            2,646,871
#    Shirai Electronics Industrial Co., Ltd.............  51,100              158,211
     Shizuki Electric Co., Inc.......................... 127,100              709,730
#    Showa Shinku Co., Ltd..............................  25,400              291,958
     Sigma Koki Co., Ltd................................  31,600              381,430
#    Siix Corp.......................................... 242,700            3,890,921
     SK-Electronics Co., Ltd............................  64,100            1,022,465
#    SMK Corp...........................................  36,599              847,177
#    Softbank Technology Corp...........................  74,000            1,653,705
     Softbrain Co., Ltd................................. 111,300              531,096
     Softcreate Holdings Corp...........................  58,200              825,438
     Soliton Systems K.K................................  49,000              455,741
# *  So-net Media Networks Corp.........................  14,900              142,459
#    Soshin Electric Co., Ltd...........................  58,400              274,725
#    Sourcenext Corp.................................... 364,000            1,680,740
     SRA Holdings.......................................  75,600            1,638,125
#    Sumida Corp........................................ 206,049            3,076,817
     Sun-Wa Technos Corp................................  82,000              653,238
#    Suzuki Co., Ltd....................................  77,300              478,698
#    System Information Co., Ltd........................  54,800              459,831
     System Research Co., Ltd...........................  13,600              322,604
     Systemsoft Corp.................................... 255,800              230,393
     Systena Corp....................................... 564,200            6,792,187
     Tachibana Eletech Co., Ltd......................... 129,360            2,019,537
#    Takachiho Koheki Co., Ltd..........................  37,400              321,057
#    TAKEBISHI Corp.....................................  53,100              656,815

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
                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
INFORMATION TECHNOLOGY -- (Continued)
     Tamura Corp........................................   651,300          $  4,046,106
     Tazmo Co., Ltd.....................................    39,500               319,262
     TDC Soft, Inc......................................   109,900               851,234
#    TechMatrix Corp....................................   107,300             1,911,953
#    Techno Horizon Holdings Co., Ltd...................    53,800               189,859
     Tecnos Japan, Inc..................................   109,700               663,342
     Teikoku Tsushin Kogyo Co., Ltd.....................    53,800               590,399
# *  Terilogy Co., Ltd..................................     8,800                74,207
#    TESEC Corp.........................................    19,400               232,298
     TKC Corp...........................................   119,000             4,659,487
     Tokyo Electron Device, Ltd.........................    45,600               795,134
     Tokyo Seimitsu Co., Ltd............................   315,100             9,152,729
     Tomen Devices Corp.................................    15,300               328,023
     Topcon Corp........................................   862,100            10,476,108
#    Torex Semiconductor, Ltd...........................    45,500               533,402
     Toshiba TEC Corp...................................   212,600             5,875,105
     Toukei Computer Co., Ltd...........................    22,710               618,227
     Towa Corp..........................................   169,300             1,408,788
     Toyo Corp..........................................   165,500             1,349,925
#    Tri Chemical Laboratories, Inc.....................    37,100             1,955,945
#    Tsuzuki Denki Co., Ltd.............................    41,500               342,909
     Ulvac, Inc.........................................   361,900            12,191,101
#    UMC Electronics Co., Ltd...........................    51,600               669,400
     Uniden Holdings Corp...............................    44,000               971,677
     UNIRITA, Inc.......................................     8,100               117,426
#    UNITED, Inc........................................    80,100             1,030,214
     V Technology Co., Ltd..............................    38,600             5,188,729
#    VINX Corp..........................................     9,400                93,574
     Wacom Co., Ltd..................................... 1,108,900             4,484,181
#    YAC Holdings Co., Ltd..............................    87,500               683,899
#    Yamaichi Electronics Co., Ltd......................   153,400             1,746,012
     Yashima Denki Co., Ltd.............................   129,600             1,026,786
#    Yokowo Co., Ltd....................................   100,000             1,600,442
     Zuken, Inc.........................................   113,200             1,557,166
                                                                            ------------
TOTAL INFORMATION TECHNOLOGY............................                     482,866,707
                                                                            ------------
MATERIALS -- (9.9%)
     Achilles Corp......................................   109,000             1,933,163
     ADEKA Corp.........................................   665,700            10,001,126
     Agro-Kanesho Co., Ltd..............................     1,300                26,514
     Aichi Steel Corp...................................    81,700             2,509,023
     Arakawa Chemical Industries, Ltd...................   132,600             1,788,897
     Araya Industrial Co., Ltd..........................    26,500               374,605
     Asahi Holdings, Inc................................   299,850             5,836,776
     Asahi Printing Co., Ltd............................    25,700               247,787
     ASAHI YUKIZAI Corp.................................    98,600             1,597,199
     Asahipen Corp......................................     2,100                32,844
     Asia Pile Holdings Corp............................   220,000             1,196,898
     C Uyemura & Co., Ltd...............................    34,200             2,113,040
     Carlit Holdings Co., Ltd...........................   139,400             1,068,874
     Chuetsu Pulp & Paper Co., Ltd......................    44,400               560,748
*    Chugai Mining Co., Ltd.............................   652,700               111,562
#    Chugoku Marine Paints, Ltd.........................   478,100             4,527,351
     CI Takiron Corp....................................   324,200             1,960,082
#    CK-San-Etsu Co., Ltd...............................    21,200               551,879
     Dai Nippon Toryo Co., Ltd..........................   145,500             1,374,960
     Daido Steel Co., Ltd...............................    86,300             3,521,086
#    Daiichi Kigenso Kagaku-Kogyo Co., Ltd..............   130,800             1,008,860
     Daiken Corp........................................    93,900             1,775,023

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
                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
MATERIALS -- (Continued)
#   Daiki Aluminium Industry Co., Ltd..................   202,100           $ 1,179,547
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................    93,400             2,720,579
#   Daio Paper Corp....................................   290,600             3,364,417
#   DKS Co., Ltd.......................................    67,300             2,198,434
    Dowa Holdings Co., Ltd.............................    98,100             3,198,773
    Dynapac Co., Ltd...................................     8,500               113,119
    Fuji Seal International, Inc.......................    67,600             2,364,060
    Fujikura Kasei Co., Ltd............................   184,200             1,008,303
    Fujimori Kogyo Co., Ltd............................   120,900             3,536,556
    Fumakilla, Ltd.....................................    30,301               400,050
    Fuso Chemical Co., Ltd.............................   142,200             2,544,966
    Geostr Corp........................................   111,400               388,879
    Godo Steel, Ltd....................................    67,700             1,056,646
    Gun-Ei Chemical Industry Co., Ltd..................    31,600               778,033
    Hakudo Co., Ltd....................................    46,300               644,302
    Harima Chemicals Group, Inc........................   106,100             1,047,665
    Hodogaya Chemical Co., Ltd.........................    44,900             1,233,813
    Hokkan Holdings, Ltd...............................    54,100               895,875
    Hokko Chemical Industry Co., Ltd...................   135,500               638,496
    Hokuetsu Corp...................................... 1,042,799             5,688,458
    Honshu Chemical Industry Co., Ltd..................    28,200               305,774
    Ise Chemicals Corp.................................    14,800               453,648
#   Ishihara Chemical Co., Ltd.........................    35,500               553,193
    Ishihara Sangyo Kaisha, Ltd........................   222,050             2,495,640
    Ishizuka Glass Co., Ltd............................    15,400               271,136
    Japan Pure Chemical Co., Ltd.......................     1,000                19,994
    JCU Corp...........................................   181,800             3,097,824
    JSP Corp...........................................   102,700             2,154,095
    Kanto Denka Kogyo Co., Ltd.........................   335,900             2,511,793
    Katakura & Co-op Agri Corp.........................    21,500               222,077
#   KeePer Technical Laboratory Co., Ltd...............    51,000               622,221
    KH Neochem Co., Ltd................................   230,400             6,730,250
    Kimoto Co., Ltd....................................   247,400               376,793
    Koatsu Gas Kogyo Co., Ltd..........................   225,193             1,683,427
    Kogi Corp..........................................     5,499                68,370
    Kohsoku Corp.......................................    72,200               765,017
    Konishi Co., Ltd...................................   260,700             4,015,894
#   Konoshima Chemical Co., Ltd........................    39,000               301,068
    Krosaki Harima Corp................................    41,200             2,177,341
#   Kumiai Chemical Industry Co., Ltd..................   697,587             5,122,257
#   Kunimine Industries Co., Ltd.......................    38,600               294,734
    Kureha Corp........................................   141,650             8,479,560
    Kurimoto, Ltd......................................    67,900               888,058
    Kuriyama Holdings Corp.............................    92,600               774,723
#   Kyoei Steel, Ltd...................................   158,900             2,640,273
    Kyowa Leather Cloth Co., Ltd.......................    91,900               648,540
    Lintec Corp........................................   196,000             4,232,976
    MEC Co., Ltd.......................................   131,000             1,405,516
    Mitani Sekisan Co., Ltd............................    73,600             2,006,255
    Mitsubishi Paper Mills, Ltd........................   405,600             2,058,822
    Mitsubishi Steel Manufacturing Co., Ltd............    53,500               776,480
#   Mitsui Mining & Smelting Co., Ltd..................   484,900            12,611,807
    Molitec Steel Co., Ltd.............................    83,100               299,575
    MORESCO Corp.......................................    47,800               643,823
    Mory Industries, Inc...............................    39,300               900,803
    Nakayama Steel Works, Ltd..........................   220,200             1,025,889
    Neturen Co., Ltd...................................   261,200             2,246,475
*   New Japan Chemical Co., Ltd........................   200,600               365,504
    Nicca Chemical Co., Ltd............................    49,300               462,927

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
                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
MATERIALS -- (Continued)
    Nichia Steel Works, Ltd............................   138,600           $   429,939
#   Nihon Kagaku Sangyo Co., Ltd.......................    90,200               872,828
    Nihon Nohyaku Co., Ltd.............................   243,500             1,035,589
    Nihon Parkerizing Co., Ltd.........................   508,500             6,637,877
    Nihon Yamamura Glass Co., Ltd......................   110,400             1,459,182
    Nippon Carbide Industries Co., Inc.................    49,300               673,359
    Nippon Chemical Industrial Co., Ltd................    42,600               812,209
    Nippon Concrete Industries Co., Ltd................   306,600               779,496
    Nippon Denko Co., Ltd..............................   970,214             2,032,732
    Nippon Fine Chemical Co., Ltd......................    81,500               968,157
    Nippon Kinzoku Co., Ltd............................    27,000               289,379
    Nippon Koshuha Steel Co., Ltd......................    26,799               127,861
    Nippon Light Metal Holdings Co., Ltd............... 4,755,800            10,512,940
    Nippon Pillar Packing Co., Ltd.....................   157,500             1,854,728
    Nippon Soda Co., Ltd...............................   193,300             5,341,249
#   Nippon Yakin Kogyo Co., Ltd........................ 1,240,500             2,843,129
    Nitta Gelatin, Inc.................................   100,500               615,464
    Nittetsu Mining Co., Ltd...........................    43,700             1,682,614
#   Nitto FC Co., Ltd..................................   126,300               999,911
    Nozawa Corp........................................    52,500               360,842
    Oat Agrio Co., Ltd.................................    18,000               273,101
    Okamoto Industries, Inc............................    82,600             4,277,500
    Okura Industrial Co., Ltd..........................    60,900             1,009,320
    Osaka Organic Chemical Industry, Ltd...............    98,800             1,006,320
    Osaka Soda Co., Ltd................................   108,599             2,625,157
    Osaka Steel Co., Ltd...............................    94,200             1,613,425
#   OSAKA Titanium Technologies Co., Ltd...............   155,500             2,160,034
    Pacific Metals Co., Ltd............................   126,799             2,785,979
    Pack Corp. (The)...................................    96,200             3,099,193
#   Rasa Industries, Ltd...............................    46,100               647,862
    Riken Technos Corp.................................   248,500             1,162,334
    Sakai Chemical Industry Co., Ltd...................   112,100             2,774,916
    Sakata INX Corp....................................   307,900             2,799,866
    Sanyo Chemical Industries, Ltd.....................    96,300             4,874,098
    Sanyo Special Steel Co., Ltd.......................   147,060             2,948,885
    Seiko PMC Corp.....................................    78,600               560,630
    Sekisui Plastics Co., Ltd..........................   179,100             1,334,977
    Shikoku Chemicals Corp.............................   260,000             2,812,577
    Shinagawa Refractories Co., Ltd....................    44,300             1,323,372
    Shin-Etsu Polymer Co., Ltd.........................   336,500             2,562,191
    Shinko Wire Co., Ltd...............................     4,600                41,181
    SK Kaken Co., Ltd..................................     1,600               661,295
    Soken Chemical & Engineering Co., Ltd..............    46,400               657,362
    Stella Chemifa Corp................................    82,400             2,288,281
    Sumitomo Bakelite Co., Ltd.........................    36,700             1,432,500
    Sumitomo Osaka Cement Co., Ltd.....................   234,999             9,576,189
    Sumitomo Seika Chemicals Co., Ltd..................    70,900             2,754,698
#   T Hasegawa Co., Ltd................................   194,600             3,144,391
    T&K Toka Co., Ltd..................................   146,900             1,296,362
    Taisei Lamick Co., Ltd.............................    43,900             1,111,460
    Taiyo Holdings Co., Ltd............................   140,400             4,945,526
    Takasago International Corp........................   104,000             3,163,517
    Takemoto Yohki Co., Ltd............................    44,700               563,855
    Taoka Chemical Co., Ltd............................     1,600                71,164
    Tayca Corp.........................................   139,300             3,145,041
    Tenma Corp.........................................   129,800             2,412,586
    Toagosei Co., Ltd..................................   871,100             9,509,470
#   Toda Kogyo Corp....................................    24,800               496,476
    Toho Acetylene Co., Ltd............................    12,700               160,549

THE JAPANESE SMALL COMPANY SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
MATERIALS -- (Continued)
     Toho Chemical Industry Co., Ltd....................    47,000          $    178,779
     Toho Titanium Co., Ltd.............................   211,900             1,783,068
#    Toho Zinc Co., Ltd.................................    93,799             2,455,296
     Tohoku Steel Co., Ltd..............................    16,300               204,192
     Tokushu Tokai Paper Co., Ltd.......................    71,058             2,625,730
     Tokuyama Corp......................................   257,798             6,405,003
     Tokyo Ohka Kogyo Co., Ltd..........................   242,500             7,765,614
     Tokyo Printing Ink Manufacturing Co., Ltd..........    10,200               233,132
#    Tokyo Rope Manufacturing Co., Ltd..................   100,300               987,621
     Tokyo Steel Manufacturing Co., Ltd.................   819,300             7,016,341
     Tokyo Tekko Co., Ltd...............................    74,900               829,052
     Tomoegawa Co., Ltd.................................    33,600               309,712
     Tomoku Co., Ltd....................................    81,500             1,296,961
     Topy Industries, Ltd...............................   114,200             2,642,834
#    Toyo Gosei Co., Ltd................................    32,800               522,466
     Toyo Ink SC Holdings Co., Ltd......................   275,600             6,603,712
     Toyobo Co., Ltd....................................   715,200             9,332,148
#    TYK Corp...........................................   183,700               610,498
#    UACJ Corp..........................................   183,541             3,712,641
     Valqua, Ltd........................................   126,199             2,707,682
#    Vertex Corp........................................    45,998               446,570
     Wavelock Holdings Co., Ltd.........................    30,900               224,881
     Wood One Co., Ltd..................................    48,500               473,432
     Yamato Kogyo Co., Ltd..............................   201,800             5,602,970
     Yodogawa Steel Works, Ltd..........................   154,200             2,942,100
     Yoshicon Co., Ltd..................................     3,100                32,232
#    Yotai Refractories Co., Ltd........................   118,000               554,830
     Yushiro Chemical Industry Co., Ltd.................    73,800               883,112
                                                                            ------------
TOTAL MATERIALS.........................................                     355,625,554
                                                                            ------------
REAL ESTATE -- (1.6%)
#    AD Works Co., Ltd.................................. 1,948,800               596,523
     Airport Facilities Co., Ltd........................   146,470               725,358
     Anabuki Kosan, Inc.................................     4,600               121,707
     Aoyama Zaisan Networks Co., Ltd....................    52,600               752,217
     Apaman Co., Ltd....................................    77,800               526,638
     Arealink Co., Ltd..................................    28,100               286,899
     B-Lot Co., Ltd.....................................    11,000               169,547
#    Cosmos Initia Co., Ltd.............................    99,600               503,060
     CRE, Inc...........................................    65,900               573,032
     Daibiru Corp.......................................   351,200             3,114,439
     Dear Life Co., Ltd.................................   128,900               489,232
     Goldcrest Co., Ltd.................................   139,170             1,834,070
#    Good Com Asset Co., Ltd............................     6,200                84,554
     Grandy House Corp..................................   117,800               474,801
     Heiwa Real Estate Co., Ltd.........................   236,600             4,564,082
#    Ichigo, Inc........................................   860,300             2,778,771
     Intellex Co., Ltd..................................    30,000               196,817
*    Japan Asset Marketing Co., Ltd..................... 1,648,500             1,557,783
     Japan Corporate Housing Service, Inc...............    10,500                79,145
     Japan Property Management Center Co., Ltd..........    82,200               668,484
     Kabuki-Za Co., Ltd.................................    15,600               803,689
     Keihanshin Building Co., Ltd.......................   291,800             2,676,173
     Kenedix, Inc....................................... 1,050,600             5,002,904
     Land Business Co., Ltd.............................    11,000                77,483
*    LAND Co., Ltd...................................... 1,824,900               131,656
# *  Leopalace21 Corp................................... 2,072,900             3,511,401
     Mugen Estate Co., Ltd..............................    83,200               442,219
#    Nippon Commercial Development Co., Ltd.............    85,500             1,141,421

THE JAPANESE SMALL COMPANY SERIES

CONTINUED


                                                             SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                           ---------- -------------------------------
REAL ESTATE -- (Continued)
       Nisshin Fudosan Co.................................    235,100         $      959,154
# *    Prospect Co., Ltd..................................  3,669,000                591,290
       Raysum Co., Ltd....................................    103,800                945,376
       SAMTY Co., Ltd.....................................     99,900              1,296,171
       Sankyo Frontier Co., Ltd...........................     23,100                723,356
       Sansei Landic Co., Ltd.............................     40,600                275,805
#      Shinoken Group Co., Ltd............................    142,500                923,046
#      Star Mica Co., Ltd.................................     87,200              1,040,252
       Sun Frontier Fudousan Co., Ltd.....................    246,800              2,525,054
#      Takara Leben Co., Ltd..............................    667,100              2,074,593
#      Tateru, Inc........................................    112,500                269,265
       TOC Co., Ltd.......................................    401,550              2,510,108
       Tokyo Rakutenchi Co., Ltd..........................     21,100                955,152
#      Tokyo Theatres Co., Inc............................     55,299                661,533
       Tosei Corp.........................................    239,800              1,994,259
       Unizo Holdings Co., Ltd............................    209,900              3,721,143
       Urbanet Corp. Co., Ltd.............................    114,800                356,467
                                                                              --------------
TOTAL REAL ESTATE                                                                 55,706,129
                                                                              --------------
UTILITIES -- (1.1%)
       EF-ON, Inc.........................................    100,120                752,756
#      eRex Co., Ltd......................................    249,500              2,280,664
       Hiroshima Gas Co., Ltd.............................    337,400              1,077,947
       Hokkaido Electric Power Co., Inc...................  1,289,300              7,231,167
       Hokkaido Gas Co., Ltd..............................    103,200              1,323,478
*      Hokuriku Electric Power Co.........................    643,700              4,786,535
#      Hokuriku Gas Co., Ltd..............................     10,100                268,227
       K&O Energy Group, Inc..............................    109,300              1,583,928
       Nippon Gas Co., Ltd................................    105,000              2,763,334
       Okinawa Electric Power Co., Inc. (The).............    358,321              5,920,917
# *    RENOVA, Inc........................................    186,500              1,623,179
       Saibu Gas Co., Ltd.................................    247,900              5,215,598
       Shizuoka Gas Co., Ltd..............................    403,600              3,276,716
#      Toell Co., Ltd.....................................     60,800                420,484
       West Holdings Corp.................................    107,700              1,431,957
                                                                              --------------
TOTAL UTILITIES...........................................                        39,956,887
                                                                              --------------
TOTAL COMMON STOCKS.......................................                     3,473,971,826
                                                                              --------------

                                                                                  VALUE+
                                                                      -------------------------------
SECURITIES LENDING COLLATERAL -- (3.3%)
@ (S)  The DFA Short Term Investment Fund................. 10,295,555            119,129,871
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,311,087,347).................................                      $3,593,101,697
                                                                              ==============

(double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
#                           Total or Partial Securities on Loan.
*                           Non-Income Producing Securities.
+                           See Note B to Financial Statements.
@                           Security purchased with cash proceeds from
                            Securities on Loan.
(S)                         Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED


Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                ---------- -------------- ------- --------------
Common Stocks
   Communication Services......         -- $   98,840,560   --    $   98,840,560
   Consumer Discretionary...... $2,622,874    637,669,449   --       640,292,323
   Consumer Staples............         --    248,079,953   --       248,079,953
   Energy......................         --     39,453,167   --        39,453,167
   Financials..................         --    290,707,883   --       290,707,883
   Health Care.................         --    176,284,248   --       176,284,248
   Industrials.................         --  1,046,158,415   --     1,046,158,415
   Information Technology......         --    482,866,707   --       482,866,707
   Materials...................         --    355,625,554   --       355,625,554
   Real Estate.................         --     55,706,129   --        55,706,129
   Utilities...................         --     39,956,887   --        39,956,887
Securities Lending Collateral..         --    119,129,871   --       119,129,871
                                ---------- --------------   --    --------------
TOTAL.......................... $2,622,874 $3,590,478,823   --    $3,593,101,697
                                ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
COMMON STOCKS -- (95.0%)
AUSTRALIA -- (51.3%)
*    3P Learning, Ltd...................................    93,233           $    70,357
*    88 Energy, Ltd.....................................   604,262                 5,965
     A2B Australia, Ltd.................................   212,947               300,466
     Accent Group, Ltd.................................. 1,949,380             2,220,315
#    Adairs, Ltd........................................   486,486               643,285
     Adelaide Brighton, Ltd............................. 2,667,604             8,150,738
#    Ainsworth Game Technology, Ltd.....................   384,348               223,505
# *  Alkane Resources, Ltd.............................. 1,385,657               234,501
     Alliance Aviation Services, Ltd....................    40,111                73,628
     ALS, Ltd........................................... 2,248,565            12,604,830
     Altium, Ltd........................................   688,857            16,462,526
*    Altura Mining, Ltd.................................    82,065                 6,071
#    AMA Group, Ltd..................................... 1,621,708             1,316,434
# *  Amaysim Australia, Ltd............................. 1,339,423               622,962
     Ansell, Ltd........................................   874,039            16,640,182
#    AP Eagers, Ltd.....................................   314,888             1,926,394
     APN Property Group, Ltd............................    26,661                 8,320
     Apollo Tourism & Leisure, Ltd......................   131,394                80,432
     Appen, Ltd.........................................   685,679            12,282,560
#    ARB Corp., Ltd.....................................   586,518             7,501,647
     Ardent Leisure Group, Ltd.......................... 3,969,602             3,580,038
#    ARQ Group, Ltd.....................................   982,475             1,215,107
*    Asaleo Care, Ltd...................................   554,155               359,487
#    AUB Group, Ltd.....................................   419,285             3,741,971
*    Aurelia Metals, Ltd................................ 2,048,667             1,077,980
     Ausdrill, Ltd...................................... 3,379,624             3,913,906
     Austal, Ltd........................................ 1,484,908             2,796,646
# *  Australian Agricultural Co., Ltd................... 3,143,444             2,616,699
     Australian Finance Group, Ltd......................   677,484               573,381
     Australian Pharmaceutical Industries, Ltd.......... 3,189,340             3,239,882
     Australian Vintage, Ltd............................ 4,317,004             1,475,771
     Auswide Bank, Ltd..................................   102,961               357,319
#    Automotive Holdings Group, Ltd..................... 1,525,769             2,584,805
     Aveo Group......................................... 2,903,443             4,364,903
     AVJennings, Ltd.................................... 7,058,528             2,750,982
*    AVZ Minerals, Ltd..................................   254,799                 7,205
*    Axsesstoday, Ltd...................................    20,251                 8,700
#    Baby Bunting Group, Ltd............................   318,497               550,474
#    Bank of Queensland, Ltd............................   766,622             5,010,344
     Bapcor, Ltd........................................ 1,694,969             6,806,042
*    Base Resources, Ltd................................   375,988                70,382
     Beach Energy, Ltd.................................. 6,100,551             9,148,070
#    Bega Cheese, Ltd................................... 1,467,014             5,243,714
     Bell Financial Group, Ltd..........................   122,493                64,835
# *  Bellamy's Australia, Ltd...........................   602,826             4,584,080
     Berkeley Energia, Ltd..............................    27,600                 6,807
#    Bingo Industries, Ltd..............................   371,091               441,345
#    Blackmores, Ltd....................................    97,753             6,373,318
     Bravura Solutions, Ltd.............................   969,689             3,949,836
     Breville Group, Ltd................................   830,596            11,257,259
     Brickworks, Ltd....................................   456,011             5,262,219
*    Bubs Australia, Ltd................................   114,559                96,867
*    Buru Energy, Ltd...................................   678,801               121,805
#    BWX, Ltd...........................................   335,452               511,710
*    Byron Energy, Ltd..................................    41,456                 9,209

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
AUSTRALIA -- (Continued)
*    Cann Group, Ltd....................................     35,345           $    60,340
     Capitol Health, Ltd................................  3,495,372               652,351
# *  Cardno, Ltd........................................  1,127,842               791,683
*    Carnarvon Petroleum, Ltd...........................  5,027,591             1,543,886
     carsales.com, Ltd..................................  1,702,940            16,178,085
*    Cash Converters International, Ltd.................  3,582,331               391,242
# *  Catapult Group International, Ltd..................    384,667               325,733
     Cedar Woods Properties, Ltd........................    406,549             1,632,986
     Centuria Capital Group.............................    130,290               128,636
*    Champion Iron, Ltd.................................     21,501                33,702
     Citadel Group, Ltd. (The)..........................     83,353               404,343
     City Chic Collective, Ltd..........................     75,568                86,645
#    Class, Ltd.........................................    376,569               462,512
#    Clean Seas Seafood, Ltd............................     87,730                59,710
# *  Clean TeQ Holdings, Ltd............................     86,928                19,035
     Cleanaway Waste Management, Ltd.................... 10,528,922            16,719,843
     Clinuvel Pharmaceuticals, Ltd......................     34,474               582,041
     Clover Corp., Ltd..................................    305,525               475,027
     Codan, Ltd.........................................    642,673             1,474,022
#    Collection House, Ltd..............................  2,180,326             2,014,800
     Collins Foods, Ltd.................................    816,595             4,293,367
# *  Cooper Energy, Ltd................................. 10,067,389             3,830,163
#    Corporate Travel Management, Ltd...................    545,523            10,264,542
     Costa Group Holdings, Ltd..........................  1,857,144             7,434,160
#    Credit Corp. Group, Ltd............................    560,652             9,432,978
*    CSG, Ltd...........................................  1,608,459               203,872
     CSR, Ltd...........................................  3,957,955             9,942,775
*    CuDeco, Ltd........................................    387,893                12,059
*    Dacian Gold, Ltd...................................     68,612                95,347
     Data#3, Ltd........................................    821,486             1,031,771
     Decmil Group, Ltd..................................    591,286               394,211
#    Dicker Data, Ltd...................................    193,123               576,003
#    Domain Holdings Australia, Ltd.....................  1,651,808             3,148,600
#    Domino's Pizza Enterprises, Ltd....................    166,271             5,040,230
     Downer EDI, Ltd....................................  2,028,028            11,072,805
     DuluxGroup, Ltd....................................  2,924,888            20,107,769
     DWS, Ltd...........................................    514,109               369,797
#    Eclipx Group, Ltd..................................  2,757,791             1,974,564
     Elders, Ltd........................................    987,192             4,207,399
*    Electro Optic Systems Holdings, Ltd................    456,109               888,471
#    Emeco Holdings, Ltd................................    251,980               370,040
# *  EML Payments, Ltd..................................    436,776               604,101
# *  Energy World Corp., Ltd............................     87,518                 4,867
#    EQT Holdings, Ltd..................................     93,813             1,806,437
     ERM Power, Ltd.....................................  1,065,441             1,309,832
     Estia Health, Ltd..................................  1,409,903             2,873,477
     Euroz, Ltd.........................................    101,762                88,881
     EVENT Hospitality and Entertainment, Ltd...........    544,188             5,027,704
# *  FAR, Ltd...........................................  8,256,005               325,371
*    FBR, Ltd...........................................    188,610                10,399
#    Finbar Group, Ltd..................................    203,868               121,302
     Fleetwood Corp., Ltd...............................    338,355               464,335
     FlexiGroup, Ltd....................................  1,878,458             1,850,100
#    Freedom Foods Group, Ltd...........................     69,806               255,528
#    G8 Education, Ltd..................................  2,932,110             6,306,108
# *  Galaxy Resources, Ltd..............................  2,797,281             2,886,862
#    GBST Holdings, Ltd.................................    178,479               320,087
#    Genworth Mortgage Insurance Australia, Ltd.........  1,921,522             3,240,687
# *  Gold Road Resources, Ltd...........................  3,490,958             2,305,439

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
AUSTRALIA -- (Continued)
     GR Engineering Services, Ltd.......................    55,230           $    38,560
     GrainCorp, Ltd., Class A........................... 1,833,496            11,627,510
     Grange Resources, Ltd..............................   449,866                84,222
     GUD Holdings, Ltd..................................   959,446             7,995,049
     GWA Group, Ltd..................................... 1,988,370             4,722,468
     Hansen Technologies, Ltd........................... 1,182,313             2,511,065
     Healius, Ltd....................................... 3,214,850             7,067,349
#    Healthscope, Ltd................................... 5,420,705             9,365,533
     Helloworld Travel, Ltd.............................    37,164               115,635
# *  Highfield Resources, Ltd...........................   160,730                90,189
*    Hills, Ltd.........................................    95,956                10,150
*    Horizon Oil, Ltd...................................   714,889                60,233
#    HT&E, Ltd.......................................... 1,761,318             2,148,756
#    HUB24, Ltd.........................................    22,060               233,452
     IDP Education, Ltd.................................   583,182             6,417,685
     Iluka Resources, Ltd...............................   763,938             4,661,704
*    Image Resources NL.................................   243,336                33,473
     Imdex, Ltd......................................... 2,184,909             1,602,846
#    IMF Bentham, Ltd................................... 2,010,160             3,917,733
# *  Immutep, Ltd....................................... 1,409,121                27,864
*    ImpediMed, Ltd.....................................   115,197                21,188
#    Independence Group NL.............................. 3,525,457            11,114,293
#    Infigen Energy..................................... 5,283,489             1,715,259
     Infomedia, Ltd..................................... 2,700,601             3,409,682
#    Inghams Group, Ltd................................. 1,624,090             5,096,359
     Integral Diagnostics, Ltd..........................     1,449                 3,130
#    Integrated Research, Ltd...........................   555,701               973,359
#    InvoCare, Ltd......................................   975,382            10,524,258
     ioneer, Ltd........................................   290,821                40,084
#    IOOF Holdings, Ltd................................. 2,254,189            10,318,717
     IPH, Ltd...........................................   932,331             4,690,392
     IRESS, Ltd......................................... 1,095,248            11,070,199
# *  iSelect, Ltd.......................................    96,851                40,982
     iSentia Group, Ltd................................. 1,014,066               154,025
     IVE Group, Ltd.....................................   502,966               773,023
#    Japara Healthcare, Ltd............................. 1,713,716             1,861,054
#    JB Hi-Fi, Ltd......................................   862,756            15,680,993
     Jumbo Interactive, Ltd.............................   208,843             2,534,790
#    Jupiter Mines, Ltd................................. 1,388,004               347,848
     K&S Corp., Ltd.....................................   197,087               243,656
# *  Karoon Energy, Ltd................................. 1,714,597             1,155,406
*    Kingsgate Consolidated, Ltd........................ 1,797,365               336,408
#    Kogan.com, Ltd.....................................   203,396               805,309
     Lifestyle Communities, Ltd.........................    96,718               355,359
     Link Administration Holdings, Ltd..................   271,150             1,454,436
#    Lovisa Holdings, Ltd...............................   104,858               745,899
# *  Lynas Corp., Ltd................................... 4,538,007             6,336,815
     MACA, Ltd..........................................   705,456               512,523
*    Macmahon Holdings, Ltd............................. 4,688,396               645,566
*    Mastermyne Group, Ltd..............................    17,500                10,608
     MaxiTRANS Industries, Ltd..........................   872,413               197,057
*    Mayne Pharma Group, Ltd............................ 9,688,305             4,788,545
#    McMillan Shakespeare, Ltd..........................   461,967             4,320,551
     McPherson's, Ltd...................................   470,863               398,195
*    Medusa Mining, Ltd.................................   155,314                43,811
# *  Mesoblast, Ltd.....................................   585,984               678,788
# *  Metals X, Ltd...................................... 3,061,840               605,459
#    Metcash, Ltd....................................... 7,684,060            15,548,215
#    Michael Hill International, Ltd.................... 1,490,263               677,050

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
AUSTRALIA -- (Continued)
#    Michael Hill International, Ltd....................     94,305           $    42,574
     Midway, Ltd........................................      3,757                 9,486
*    Millennium Minerals, Ltd...........................  1,328,072               140,596
*    Mincor Resources NL................................    952,401               302,270
     Mineral Resources, Ltd.............................  1,194,671            13,141,851
*    MMA Offshore, Ltd..................................  4,729,196               583,107
#    MNF Group, Ltd.....................................    194,514               610,016
     Moelis Australia, Ltd..............................     19,541                57,929
     Monadelphous Group, Ltd............................    726,646             9,704,084
#    Monash IVF Group, Ltd..............................    841,142               637,277
#    Money3 Corp., Ltd..................................    764,767             1,052,869
#    Mortgage Choice, Ltd...............................    793,228               475,565
     Motorcycle Holdings, Ltd...........................     19,615                20,488
     Mount Gibson Iron, Ltd.............................  4,351,406             3,668,560
*    Myanmar Metals, Ltd................................    825,831                46,137
# *  Myer Holdings, Ltd.................................  2,931,633             1,470,582
     MyState, Ltd.......................................    488,761             1,452,093
     Navigator Global Investments, Ltd..................    948,747             2,683,263
#    Navitas, Ltd.......................................  1,792,167             7,310,037
#    Neometals, Ltd.....................................    626,513                97,214
# *  NetComm Wireless, Ltd..............................    180,398               138,430
     Netwealth Group, Ltd...............................      9,090                60,990
     New Hope Corp., Ltd................................  1,721,130             3,269,044
# *  NEXTDC, Ltd........................................  1,141,663             5,145,080
     nib holdings, Ltd..................................  3,369,261            13,658,663
#    Nick Scali, Ltd....................................    352,697             1,573,045
#    Nine Entertainment Co. Holdings, Ltd............... 11,745,187            14,477,785
     NRW Holdings, Ltd..................................  2,249,086             4,661,322
#    Nufarm, Ltd........................................  1,894,118             6,767,686
#    OFX Group, Ltd.....................................  1,746,689             1,885,284
     OM Holdings, Ltd...................................    342,290               246,430
*    OneMarket, Ltd.....................................    112,823                64,353
*    Onevue Holdings, Ltd...............................    857,257               290,492
     oOh!media, Ltd.....................................  1,178,418             3,136,252
*    Orocobre, Ltd......................................     23,186                54,585
     Orora, Ltd.........................................  6,055,609            12,939,752
     Ovato, Ltd.........................................  2,421,092               126,584
     OZ Minerals, Ltd...................................  2,477,965            17,448,010
#    Pacific Current Group, Ltd.........................    193,128               643,859
     Pacific Energy, Ltd................................     33,400                15,083
     Pacific Smiles Group, Ltd..........................    256,946               231,854
     Pact Group Holdings, Ltd...........................  1,622,656             3,009,506
*    Paladin Energy, Ltd................................    576,526                52,916
*    Panoramic Resources, Ltd...........................  3,017,715               895,686
# *  Pantoro, Ltd.......................................    506,265                80,352
#    Paragon Care, Ltd..................................    834,834               258,954
     Peet, Ltd..........................................    805,682               576,811
     Pendal Group, Ltd..................................  1,960,399            12,626,707
#    Perpetual, Ltd.....................................    353,370            10,201,748
# *  Perseus Mining, Ltd................................  6,569,858             2,090,698
#    Pioneer Credit, Ltd................................    166,590               296,073
#    Platinum Asset Management, Ltd.....................  1,861,171             6,540,764
# *  Praemium, Ltd......................................  1,152,591               362,010
     Premier Investments, Ltd...........................    829,371             9,985,023
*    Prime Media Group, Ltd.............................     62,765                12,153
#    Pro Medicus, Ltd...................................    243,898             3,520,985
     PWR Holdings, Ltd..................................    113,712               315,271
     QMS Media, Ltd.....................................    416,148               208,331
     Qube Holdings, Ltd.................................  2,733,942             5,457,226

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
AUSTRALIA -- (Continued)
*    Ramelius Resources, Ltd............................  3,194,151           $ 1,691,436
     Reckon, Ltd........................................    446,073               221,563
*    Red 5, Ltd.........................................    682,020                50,564
*    Red River Resources, Ltd...........................    614,980                99,971
*    Redbubble, Ltd.....................................     30,966                20,567
     Reece, Ltd.........................................    900,041             6,551,365
     Regis Healthcare, Ltd..............................  1,336,461             3,188,102
     Regis Resources, Ltd...............................  3,349,243            11,331,219
     Reject Shop, Ltd. (The)............................    107,368               177,938
#    Reliance Worldwide Corp., Ltd......................  2,522,061             8,678,289
     Resolute Mining, Ltd...............................  6,407,325             5,124,930
     Rhipe, Ltd.........................................    171,838               294,480
     Ridley Corp., Ltd..................................  1,837,627             1,785,780
*    RPMGlobal Holdings, Ltd............................     52,065                22,060
     Ruralco Holdings, Ltd..............................    241,336               743,595
     RXP Services, Ltd..................................    364,327               111,697
     Salmat, Ltd........................................    645,788               255,321
     Sandfire Resources NL..............................  1,360,365             6,766,477
*    Saracen Mineral Holdings, Ltd......................  6,775,200            13,364,005
#    SeaLink Travel Group, Ltd..........................    182,139               514,945
     Select Harvests, Ltd...............................    657,942             2,971,491
*    Senex Energy, Ltd.................................. 12,561,041             3,141,385
#    Servcorp, Ltd......................................    343,996               747,851
     Service Stream, Ltd................................  2,182,851             3,632,954
     Seven Group Holdings, Ltd..........................    216,937             2,999,762
*    Seven West Media, Ltd..............................  4,952,693             1,976,573
     SG Fleet Group, Ltd................................    355,767               614,819
*    Sheffield Resources, Ltd...........................    142,244                52,609
     Shriro Holdings, Ltd...............................    105,523                48,653
     Sigma Healthcare, Ltd..............................  3,411,098             1,261,590
# *  Silver Lake Resources, Ltd.........................  2,737,039             1,523,144
#    Sims Metal Management, Ltd.........................  1,382,214            10,067,792
     SmartGroup Corp., Ltd..............................    525,097             3,142,056
     Southern Cross Media Group, Ltd....................  3,928,938             3,490,062
#    Spark Infrastructure Group.........................  9,801,431            15,635,284
#    SpeedCast International, Ltd.......................  1,939,251             5,304,219
     SRG Global, Ltd....................................    268,763                66,285
     St Barbara, Ltd....................................  3,784,439             8,549,016
     Stanmore Coal, Ltd.................................     11,342                10,568
     Steadfast Group, Ltd...............................  5,773,132            13,879,219
*    Strike Energy, Ltd.................................  1,969,468                88,835
#    Sundance Energy Australia, Ltd.....................  2,937,895               966,724
     Sunland Group, Ltd.................................  1,211,896             1,372,936
#    Super Retail Group, Ltd............................  1,111,568             6,789,416
# *  Superloop, Ltd.....................................    466,251               556,261
# *  Syrah Resources, Ltd...............................  1,509,884             1,184,330
     Tassal Group, Ltd..................................  1,469,560             5,307,012
     Technology One, Ltd................................  1,774,751            11,006,789
# *  Thorn Group, Ltd...................................    744,756               230,965
*    Tiger Resources, Ltd...............................  9,447,997                    73
     Tribune Resources, Ltd.............................      3,093                 9,378
*    Troy Resources, Ltd................................    372,547                22,144
#    Villa World, Ltd...................................    907,350             1,435,160
# *  Village Roadshow, Ltd..............................    968,676             2,455,560
# *  Virgin Australia Holdings, Ltd..................... 11,131,924             1,410,807
     Virtus Health, Ltd.................................    578,909             1,621,331
     Vita Group, Ltd....................................    374,497               454,873
*    Vocus Group, Ltd...................................  3,878,951            10,685,734
     Webjet, Ltd........................................    897,139            10,661,960

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
AUSTRALIA -- (Continued)
     Webster, Ltd.......................................     78,767          $     84,252
     Western Areas, Ltd.................................  2,043,870             3,265,895
# *  Westgold Resources, Ltd............................  1,773,640             1,858,151
     WPP AUNZ, Ltd......................................  1,716,960               671,060
     Xenith IP Group, Ltd...............................      9,607                14,499
                                                                             ------------
TOTAL AUSTRALIA.........................................                      916,133,621
                                                                             ------------
CANADA -- (0.0%)
*    Great Panther Mining, Ltd..........................    443,915               390,998
                                                                             ------------
CHINA -- (0.2%)
     APT Satellite Holdings, Ltd........................  2,938,500             1,320,107
     China Flavors & Fragrances Co., Ltd................  1,601,028               453,507
#    China Goldjoy Group, Ltd........................... 14,128,000               568,192
*    China Medical & HealthCare Group, Ltd.............. 39,706,800               912,106
     Nanfang Communication Holdings, Ltd................    332,000               189,744
*    Strong Petrochemical Holdings, Ltd.................    234,000                12,207
     Xinghua Port Holdings, Ltd.........................  1,173,750               178,562
                                                                             ------------
TOTAL CHINA.............................................                        3,634,425
                                                                             ------------
HONG KONG -- (27.3%)
     Aeon Credit Service Asia Co., Ltd..................    752,000               750,030
     Aeon Stores Hong Kong Co., Ltd.....................    248,000               132,220
#    Agritrade Resources, Ltd........................... 26,140,000             4,258,643
     Alco Holdings, Ltd.................................  1,100,000               104,942
     Allied Group, Ltd..................................    661,200             3,725,805
     Allied Properties HK, Ltd.......................... 12,731,857             2,923,194
     Alltronics Holdings, Ltd...........................  2,500,600               289,279
#    APAC Resources, Ltd................................  3,586,513               516,792
# *  Applied Development Holdings, Ltd.................. 14,125,000               698,241
     Arts Optical International Hldgs, Ltd..............    730,000               170,529
     Asia Financial Holdings, Ltd.......................  2,404,908             1,461,964
*    Asia Investment Finance Group, Ltd................. 15,652,000               114,074
     Asia Satellite Telecommunications Holdings, Ltd....    934,500               795,792
     Asia Standard Hotel Group, Ltd..................... 32,411,654             1,612,101
#    Asia Standard International Group, Ltd............. 13,222,917             2,699,282
#    Asiasec Properties, Ltd............................  1,542,000               531,513
     Associated International Hotels, Ltd...............    952,000             2,791,511
*    Auto Italia Holdings...............................  1,900,000                16,000
     Automated Systems Holdings, Ltd....................    404,400                53,677
*    BeijingWest Industries International, Ltd..........  1,277,600               131,964
     Best Food Holding Co., Ltd.........................    996,000               135,402
*    Bison Finance Group, Ltd...........................    788,000               115,319
     BOCOM International Holdings Co., Ltd..............    146,000                29,642
#    BOE Varitronix, Ltd................................  3,234,293               973,745
*    Bonjour Holdings, Ltd.............................. 14,578,600               373,902
     Bossini International Holdings, Ltd................    287,500                 9,898
#    Bright Smart Securities & Commodities Group, Ltd...  6,830,000             1,579,233
*    Brightoil Petroleum Holdings, Ltd..................  9,102,000             1,740,389
*    Brockman Mining, Ltd............................... 22,810,814               502,601
*    Burwill Holdings, Ltd.............................. 36,586,960               648,709
     Cafe de Coral Holdings, Ltd........................  3,082,000             7,593,325
#    Camsing International Holding, Ltd.................  3,218,000             3,424,134
*    Cash Financial Services Group, Ltd.................  1,836,000                15,942
     Century City International Holdings, Ltd...........  6,871,460               613,773
     CGN Mining Co., Ltd................................  4,855,000               241,770
*    Champion Technology Holdings, Ltd..................  2,131,743                56,123
     Chen Hsong Holdings................................  1,212,000               458,749

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
HONG KONG -- (Continued)
     Cheuk Nang Holdings, Ltd...........................     679,350           $  367,355
     Chevalier International Holdings, Ltd..............     820,989            1,287,343
*    China Baoli Technologies Holdings, Ltd.............   1,147,500               30,643
*    China Best Group Holding, Ltd......................   4,250,000              104,177
*    China Chuanglian Education Financial Group, Ltd....   2,164,000               14,289
     China Display Optoelectronics Technology Holdings,
       Ltd..............................................   5,256,000              510,329
*    China Energy Development Holdings, Ltd.............  56,266,000            1,221,186
*    China Fortune Financial Group, Ltd.................     612,000                4,987
*    China LNG Group, Ltd...............................   1,134,001              151,936
*    China Ludao Technology Co., Ltd....................     580,000               94,169
     China Motor Bus Co., Ltd...........................      60,600              792,030
#    China New Higher Education Group Ltd...............     477,000              213,301
*    China Shandong Hi-Speed Financial Group, Ltd.......   9,144,000              417,171
*    China Solar Energy Holdings, Ltd...................   1,669,500                7,183
#    China Star Entertainment, Ltd......................   9,500,000              703,137
# *  China Strategic Holdings, Ltd......................  79,596,250              809,264
*    China Ting Group Holdings, Ltd.....................   2,565,151               96,633
*    China Tonghai International Financial, Ltd.........   1,300,000               96,261
     Chinese Estates Holdings, Ltd......................   3,152,000            3,290,536
*    Chinlink International Holdings, Ltd...............     909,800              110,405
     Chinney Investments, Ltd...........................   1,180,000              416,951
     Chong Hing Bank, Ltd...............................     196,000              371,234
     Chow Sang Sang Holdings International, Ltd.........   2,454,000            4,077,962
     CHTC Fong's International Co., Ltd.................      42,000                4,769
     Chuang's China Investments, Ltd....................   8,571,407              558,149
     Chuang's Consortium International, Ltd.............   7,399,043            1,687,515
     CITIC Telecom International Holdings, Ltd..........  12,913,125            5,351,095
#    CK Life Sciences Intl Holdings, Inc................  23,450,000            1,362,257
*    CMIC Ocean En-Tech Holding Co., Ltd................   3,163,000              167,327
*    CMMB Vision Holdings, Ltd..........................   9,204,000               94,973
     CNQC International Holdings, Ltd...................   4,480,000              907,979
     CNT Group, Ltd.....................................   8,303,264              367,855
# *  Common Splendor International Health Industry
       Group, Ltd.......................................  14,974,000            1,012,427
     Continental Holdings, Ltd..........................     450,000                5,708
#    Convenience Retail Asia, Ltd.......................     142,000               72,439
# *  Convoy Global Holdings, Ltd........................  38,622,000              154,098
# *  Cosmopolitan International Holdings, Ltd...........   4,146,000              802,096
#    Cowell e Holdings, Inc.............................   5,499,000            1,246,698
*    CP Lotus Corp......................................  11,880,000              110,436
     Crocodile Garments.................................   2,196,000              203,836
     Cross-Harbour Holdings, Ltd. (The).................   1,539,645            2,159,121
     CSI Properties, Ltd................................  47,326,383            2,655,388
*    CST Group, Ltd..................................... 140,296,000              429,215
     CW Group Holdings, Ltd.............................   1,361,500               15,030
     Dah Sing Banking Group, Ltd........................   4,065,516            7,780,523
     Dah Sing Financial Holdings, Ltd...................   1,713,344            9,000,121
     Dickson Concepts International, Ltd................   1,495,000              806,166
*    Digital Domain Holdings, Ltd.......................  33,130,000              516,676
# *  Dingyi Group Investment, Ltd.......................   1,915,000              131,946
*    DTXS Silk Road Investment Holdings Co., Ltd........      42,000               20,511
     Dynamic Holdings, Ltd..............................      70,000               70,127
     Eagle Nice International Holdings, Ltd.............   2,192,000              823,664
     EcoGreen International Group, Ltd..................   1,994,640              417,610
*    eForce Holdings, Ltd...............................   8,360,000              195,526
     Emperor Capital Group, Ltd.........................  32,445,000            1,512,819
     Emperor Entertainment Hotel, Ltd...................   5,040,000            1,079,650
#    Emperor International Holdings, Ltd................  10,008,753            2,991,141
     Emperor Watch & Jewellery, Ltd.....................  34,640,000            1,056,015
*    Energy International Investments Holdings, Ltd.....     680,000               13,097

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
HONG KONG -- (Continued)
*    ENM Holdings, Ltd..................................  16,656,000           $ 1,891,796
*    EPI Holdings, Ltd..................................   1,005,000                15,439
# *  Esprit Holdings, Ltd...............................  17,811,150             3,615,272
*    Eternity Investment, Ltd...........................     820,000                18,817
     Fairwood Holdings, Ltd.............................     871,100             3,048,168
     Far East Consortium International, Ltd.............  10,816,130             5,107,005
*    Far East Holdings International, Ltd...............   1,911,000                95,058
# *  FIH Mobile, Ltd....................................  28,627,000             4,278,935
     First Pacific Co., Ltd.............................  14,280,000             5,922,492
*    First Shanghai Investments, Ltd....................   7,496,000               555,277
     Fountain SET Holdings, Ltd.........................   6,628,000             1,164,012
     Four Seas Mercantile Holdings, Ltd.................     610,000               268,548
     Freeman Fintech Corp, Ltd..........................  18,264,000               793,828
     Future Bright Holdings, Ltd........................   3,288,000               230,819
     Get Nice Financial Group, Ltd......................   2,090,600               261,516
     Get Nice Holdings, Ltd.............................  56,380,000             2,013,389
     Giordano International, Ltd........................  13,576,000             6,459,639
#    Global Brands Group Holding, Ltd...................   7,156,599               875,454
     Glorious Sun Enterprises, Ltd......................   4,328,000               502,703
     Gold Peak Industries Holdings, Ltd.................   3,029,642               309,810
     Golden Resources Development International, Ltd....   3,150,500               244,967
# *  Gold-Finance Holdings, Ltd.........................   9,580,000               191,727
# *  Good Resources Holdings, Ltd.......................   9,720,000               201,144
#    Goodbaby International Holdings, Ltd...............   6,505,000             1,847,167
*    GR Properties, Ltd.................................   2,204,000               375,364
     Great Eagle Holdings, Ltd..........................     736,248             3,469,732
# *  Great Harvest Maeta Group Holdings, Ltd............     130,000                29,501
*    Greater Bay Area Investments Group Holdings, Ltd...  18,640,000                23,761
*    Greenheart Group, Ltd..............................   1,069,400                65,525
*    Greentech Technology International, Ltd............   6,240,000                50,830
*    G-Resources Group, Ltd............................. 244,593,600             2,343,232
     Guangnan Holdings, Ltd.............................   2,363,600               310,313
#    Guotai Junan International Holdings, Ltd...........  35,903,797             7,247,040
#    Haitong International Securities Group, Ltd........  20,886,400             7,576,666
     Hanison Construction Holdings, Ltd.................   2,405,649               414,230
*    Hao Tian Development Group, Ltd....................  19,412,400               529,869
     Harbour Centre Development, Ltd....................     935,500             1,717,497
     HKBN, Ltd..........................................   6,569,500            11,764,776
*    HKBridge Financial Holdings, Ltd...................     103,000                 8,674
     HKR International, Ltd.............................   7,066,969             3,890,131
     Hon Kwok Land Investment Co., Ltd..................     388,800               203,118
     Hong Kong Ferry Holdings Co., Ltd..................     866,300               979,753
*    Hong Kong Finance Investment Holding Group, Ltd....   7,208,000               836,820
#    Hong Kong International Construction Investment
       Management Group Co., Ltd........................   2,892,000             1,094,907
     Hong Kong Shanghai Alliance Holdings, Ltd..........   1,248,002               100,190
# *  Hong Kong Television Network, Ltd..................   4,801,751             2,131,551
     Hongkong & Shanghai Hotels, Ltd. (The).............   3,635,345             5,322,900
     Hongkong Chinese, Ltd..............................   5,038,000               750,812
     Honma Golf, Ltd....................................     973,500               970,574
     Hop Hing Group Holdings, Ltd.......................  13,596,000               260,419
     Hopewell Holdings, Ltd.............................   3,604,500            17,827,682
# *  Hsin Chong Group Holdings, Ltd.....................  10,243,403               457,015
#    Huarong International Financial Holdings, Ltd......     732,000                57,970
     Hung Hing Printing Group, Ltd......................   3,040,000               527,076
     Hutchison Telecommunications Hong Kong Holdings,
       Ltd..............................................  14,106,000             5,974,282
     I-CABLE Communications, Ltd........................   4,080,000                54,043
     IGG, Inc...........................................  12,149,000            15,403,135
*    Imagi International Holdings, Ltd..................   2,590,300               727,593

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                      ---------- -------------------------------
HONG KONG -- (Continued)
     International Housewares Retail Co., Ltd........  1,459,000           $   383,178
     IPE Group, Ltd..................................  3,345,000               413,753
*    IRC, Ltd........................................ 16,960,266               383,325
     IT, Ltd.........................................  5,154,532             2,499,989
#    ITC Properties Group, Ltd.......................  6,476,100             1,601,384
#    Jacobson Pharma Corp., Ltd......................  2,284,000               431,545
     Johnson Electric Holdings, Ltd..................  2,746,492             6,465,844
     Kader Holdings Co., Ltd.........................    788,000                88,369
     Kam Hing International Holdings, Ltd............  1,830,000               140,970
     Karrie International Holdings, Ltd..............  2,278,000               340,120
     Keck Seng Investments...........................    912,600               604,749
     Kerry Logistics Network, Ltd....................  3,322,500             5,928,318
     Kin Yat Holdings, Ltd...........................    242,000                48,398
     Kingmaker Footwear Holdings, Ltd................  2,248,955               472,434
     Kowloon Development Co., Ltd....................  2,995,000             4,072,734
*    Kwan On Holdings, Ltd...........................  2,340,000               211,472
     Kwoon Chung Bus Holdings, Ltd...................     44,000                23,622
#    Lai Sun Development Co., Ltd....................  2,010,008             3,145,647
     Lai Sun Garment International, Ltd..............    677,602             1,007,979
     Lam Soon Hong Kong, Ltd.........................    302,310               610,216
*    Landing International Development, Ltd..........  2,674,000               854,655
     Landsea Green Group Co., Ltd....................  2,892,000               362,052
     Langham Hospitality Investments and Langham
       Hospitality Investments, Ltd..................  1,202,000               491,807
# *  Lerthai Group, Ltd..............................     40,000                42,231
*    Leyou Technologies Holdings, Ltd................     45,000                12,913
     Li & Fung, Ltd..................................  6,380,000             1,060,054
     Lifestyle International Holdings, Ltd...........  2,950,500             5,142,237
     Lippo China Resources, Ltd...................... 20,922,000               481,370
     Lippo, Ltd......................................  1,161,700               466,055
     Liu Chong Hing Investment, Ltd..................  1,401,200             2,439,325
     L'Occitane International SA.....................  2,071,750             3,722,962
#    Luk Fook Holdings International, Ltd............  3,863,000            13,841,104
     Luks Group Vietnam Holdings Co., Ltd............    514,913               123,549
     Lung Kee Bermuda Holdings.......................  1,577,875               687,933
#    Macau Legend Development, Ltd................... 18,092,000             2,906,625
     Magnificent Hotel Investment, Ltd............... 13,170,000               320,520
*    Magnus Concordia Group, Ltd.....................  8,740,000               210,240
#    Man Wah Holdings, Ltd........................... 15,486,000             7,967,307
# *  Mason Group Holdings, Ltd....................... 90,933,399             1,483,950
     Master Glory Group, Ltd.........................     19,743                   831
     Master Glory Group, Ltd.........................    953,238                40,099
     Matrix Holdings, Ltd............................  1,067,414               462,080
*    Maxnerva Technology Services, Ltd...............    982,000                89,260
#    Mega Expo Holdings, Ltd.........................    870,000               491,618
*    Mei Ah Entertainment Group, Ltd.................  1,080,000                37,157
# *  Meilleure Health International Industry Group,
       Ltd...........................................  2,190,000               309,743
     Melbourne Enterprises, Ltd......................     39,500             1,200,739
     Melco International Development, Ltd............    138,000               339,108
#    Microport Scientific Corp.......................  3,994,000             3,763,798
     Midland Holdings, Ltd...........................  3,801,897               830,079
     Million Hope Industries Holdings, Ltd...........    962,259                89,543
     Ming Fai International Holdings, Ltd............  2,148,000               309,612
#    Miramar Hotel & Investment......................  1,081,000             2,271,702
     Modern Dental Group, Ltd........................  2,546,000               438,238
# *  Mongolian Mining Corp........................... 21,104,000               396,182
     NagaCorp., Ltd..................................  3,750,000             4,815,564
     Nameson Holdings, Ltd...........................  7,900,000               714,029
     Nanyang Holdings, Ltd...........................    133,500             1,037,046

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
HONG KONG -- (Continued)
     National Electronics Hldgs.........................  2,668,600           $  421,437
*    National United Resources Holdings, Ltd............ 18,280,000               61,983
*    Neo-Neon Holdings, Ltd.............................  2,625,500              221,086
*    New Century Group Hong Kong, Ltd................... 13,351,464              216,003
*    NEW Concepts Holdings, Ltd.........................  1,012,000              180,120
*    New Sports Group, Ltd..............................  3,081,000              196,907
*    New Times Energy Corp., Ltd........................ 10,056,600              129,567
# *  NewOcean Energy Holdings, Ltd...................... 10,596,000            2,919,792
*    Newtree Group Holdings, Ltd........................  9,054,000              634,404
*    Nimble Holdings Co., Ltd...........................  1,002,000              103,995
*    OCI International Holdings, Ltd....................     56,000                9,983
#    OP Financial, Ltd..................................  8,140,000            2,584,049
*    Orange Sky Golden Harvest Entertainment Holdings,
       Ltd.............................................. 10,874,706              408,747
     Oriental Watch Holdings............................  3,372,800              998,232
#    Oshidori International Holdings, Ltd............... 15,482,400            2,453,527
*    Pacific Andes International Holdings, Ltd.......... 19,435,067               67,882
#    Pacific Basin Shipping, Ltd........................ 33,384,000            6,859,125
     Pacific Textiles Holdings, Ltd.....................  8,124,000            6,874,223
     Pak Fah Yeow International, Ltd....................      5,000                1,882
     Paliburg Holdings, Ltd.............................  3,180,830            1,306,868
*    Paradise Entertainment, Ltd........................  3,652,000              581,913
     PC Partner Group, Ltd..............................  2,502,000              687,818
     Pegasus International Holdings, Ltd................    172,000               20,262
     Perfect Shape Medical, Ltd.........................  3,908,000            1,221,624
#    Pico Far East Holdings, Ltd........................  5,886,000            2,164,901
     Playmates Holdings, Ltd............................  7,082,000            1,046,366
     Playmates Toys, Ltd................................  6,288,000              577,344
     Plover Bay Technologies, Ltd.......................  2,192,000              355,654
#    Pokfulam Development Co............................    234,000              524,223
     Polytec Asset Holdings, Ltd........................ 13,298,026            1,899,344
*    PT International Development Co., Ltd..............  3,553,150              240,021
     Public Financial Holdings, Ltd.....................  3,124,000            1,366,220
*    PYI Corp., Ltd..................................... 30,759,973              459,145
*    Rare Earth Magnesium Technology Group Holdings,
       Ltd..............................................  7,480,000              212,806
# *  Realord Group Holdings, Ltd........................  3,514,000            2,141,091
     Regal Hotels International Holdings, Ltd...........  2,977,800            1,864,844
*    Regent Pacific Group, Ltd.......................... 10,370,000              331,128
#    Regina Miracle International Holdings, Ltd.........  2,217,000            1,778,672
#    Sa Sa International Holdings, Ltd.................. 14,969,522            5,082,577
     Safety Godown Co., Ltd.............................    400,000              798,299
     SAS Dragon Holdings, Ltd...........................  2,182,000              718,086
#    SEA Holdings, Ltd..................................  1,683,523            2,150,180
     Shenwan Hongyuan HK, Ltd...........................  4,291,250            1,002,774
     Shun Ho Property Investments, Ltd..................  1,254,757              456,965
     Shun Tak Holdings, Ltd............................. 13,633,419            6,073,759
# *  Shunten International Holdings, Ltd................  9,192,000              545,996
*    Silver Base Group Holdings, Ltd....................  6,728,515              217,913
*    Sincere Watch Hong Kong, Ltd.......................  4,450,000               81,792
     Sing Tao News Corp., Ltd...........................  1,974,000              254,358
     Singamas Container Holdings, Ltd................... 12,548,000            2,223,759
     SIS International Holdings.........................     34,000               17,441
     SITC International Holdings Co., Ltd...............  4,366,000            4,647,896
#    Sitoy Group Holdings, Ltd..........................  2,487,000              582,646
     SmarTone Telecommunications Holdings, Ltd..........  4,266,981            4,446,989
*    SOCAM Development, Ltd.............................  1,448,170              359,824
# *  Solartech International Holdings, Ltd.............. 14,860,000              144,374
*    Solomon Systech International, Ltd................. 11,998,000              367,361
     Soundwill Holdings, Ltd............................    645,500              966,584
     Sounth China Financial Holding, Ltd................     98,000                8,521

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       ---------- -------------------------------
HONG KONG -- (Continued)
*    South China Holdings Co., Ltd.................... 17,774,503           $   481,990
*    South Shore Holdings, Ltd........................    156,750                 6,496
     Stella International Holdings, Ltd...............  2,268,000             4,024,481
     Stelux Holdings International, Ltd...............    847,400                23,919
*    Success Universe Group, Ltd......................  6,716,000               223,140
# *  Summit Ascent Holdings, Ltd......................  8,864,000             1,842,218
     Sun Hing Vision Group Holdings, Ltd..............    358,000               131,637
     Sun Hung Kai & Co., Ltd..........................  5,148,429             2,567,618
     SUNeVision Holdings, Ltd.........................  1,115,000               951,840
*    Synergy Group Holdings International, Ltd........    652,000                78,188
     TAI Cheung Holdings, Ltd.........................  2,170,000             2,299,197
     Tai Sang Land Development, Ltd...................    798,910               551,859
#    Tai United Holdings, Ltd.........................    670,000                47,781
*    Talent Property Group, Ltd....................... 14,355,000               114,499
#    Tan Chong International, Ltd.....................  1,176,000               375,871
#    Tao Heung Holdings, Ltd..........................  1,468,000               286,452
     Television Broadcasts, Ltd.......................  2,851,600             5,602,391
*    Termbray Industries International Holdings, Ltd..  1,876,900                93,462
     Tern Properties Co., Ltd.........................      7,200                 4,054
     Texwinca Holdings, Ltd...........................  7,156,000             2,844,809
*    TFG International Group, Ltd.....................  1,376,000                41,051
*    Theme International Holdings, Ltd................  3,620,000                53,641
     Tian Teck Land, Ltd..............................  1,024,000             1,139,776
     TK Group Holdings, Ltd...........................  1,208,000               815,696
# *  TOM Group, Ltd...................................  1,146,000               267,661
# *  Town Health International Medical Group, Ltd.....  5,764,157               506,994
     Tradelink Electronic Commerce, Ltd...............  5,738,000             1,039,043
     Transport International Holdings, Ltd............  1,455,464             4,443,966
*    Trinity, Ltd.....................................  8,046,000               389,968
     Tsui Wah Holdings, Ltd...........................  4,630,000               496,103
     Union Medical Healthcare, Ltd....................  1,726,097             1,198,281
#    United Laboratories International Holdings, Ltd.
       (The)..........................................  6,898,000             4,039,304
*    Universal Technologies Holdings, Ltd.............  7,410,000               219,086
*    Up Energy Development Group, Ltd.................  3,929,000                12,120
*    Value Convergence Holdings, Ltd..................  8,372,000               757,706
     Value Partners Group, Ltd........................  8,223,000             6,197,904
     Vanke Property Overseas, Ltd.....................     49,000                31,285
     Vantage International Holdings, Ltd..............  3,160,000               290,524
     Vedan International Holdings, Ltd................  3,576,000               351,613
     Victory City International Holdings, Ltd......... 56,303,490               652,814
     Vitasoy International Holdings, Ltd..............  2,209,000            11,122,740
#    VPower Group International Holdings, Ltd.........  1,330,000               480,216
#    VSTECS Holdings, Ltd.............................  7,381,600             4,041,797
     VTech Holdings, Ltd..............................  1,289,400            11,780,847
     Wai Kee Holdings, Ltd............................  7,224,738             4,902,866
*    Wan Kei Group Holdings, Ltd......................    655,000                61,020
     Wang On Group, Ltd............................... 36,500,000               413,877
# *  We Solutions, Ltd................................  8,436,000               487,677
     Win Hanverky Holdings, Ltd.......................  3,310,000               417,466
     Winfull Group Holdings, Ltd......................  9,512,000               129,739
     Wing On Co. International, Ltd...................    759,000             2,587,981
     Wing Tai Properties, Ltd.........................  2,165,331             1,644,545
*    Wonderful Sky Financial Group Holdings, Ltd......  1,386,000               226,309
     Wong's International Holdings, Ltd...............     91,641                40,410
     Yangtzekiang Garment, Ltd........................    388,500               188,543
*    Yat Sing Holdings, Ltd...........................  1,385,000                28,082
     YGM Trading, Ltd.................................    447,000               422,636
     YT Realty Group, Ltd.............................  3,450,008             1,030,072
     YTO Express Holdings, Ltd........................    144,000                61,097

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
HONG KONG -- (Continued)
# *  Yunfeng Financial Group, Ltd.......................   280,000          $    176,445
                                                                            ------------
TOTAL HONG KONG.........................................                     486,812,105
                                                                            ------------
NEW ZEALAND -- (6.4%)
     Abano Healthcare Group, Ltd........................    49,184               149,875
     Air New Zealand, Ltd...............................   351,578               629,599
#    Arvida Group, Ltd..................................   513,989               446,522
*    CBL Corp., Ltd.....................................    47,180                18,730
     Chorus, Ltd........................................ 2,976,900            11,914,380
#    Colonial Motor Co., Ltd. (The).....................   144,588               813,824
#    Comvita, Ltd.......................................    25,647                71,248
     EBOS Group, Ltd....................................   417,915             5,978,867
     Freightways, Ltd...................................   983,165             5,588,374
     Genesis Energy, Ltd................................ 2,280,215             4,653,787
#    Gentrack Group, Ltd................................    71,302               261,898
     Hallenstein Glasson Holdings, Ltd..................   294,639               970,321
     Heartland Group Holdings, Ltd...................... 1,549,847             1,606,596
     Infratil, Ltd...................................... 4,020,366            11,652,402
     Investore Property, Ltd............................   195,946               214,574
#    Kathmandu Holdings, Ltd............................   858,047             1,347,377
     Mainfreight, Ltd...................................   459,650            10,749,200
     Metlifecare, Ltd...................................   947,577             3,131,116
#    Metro Performance Glass, Ltd.......................    76,447                21,445
#    Millennium & Copthorne Hotels New Zealand, Ltd.....   395,725               746,090
     NEW Zealand King Salmon Investments, Ltd...........    13,526                26,832
     New Zealand Refining Co., Ltd. (The)...............   776,279             1,079,049
     NZME, Ltd..........................................    16,366                 6,005
     NZME, Ltd..........................................   945,851               346,810
#    NZX, Ltd........................................... 1,162,123               783,656
     Oceania Healthcare, Ltd............................   481,603               344,496
*    Pacific Edge, Ltd..................................   442,720                80,294
     PGG Wrightson, Ltd................................. 1,130,027               399,753
     Port of Tauranga, Ltd..............................   736,789             2,904,707
*    Pushpay Holdings, Ltd..............................   616,231             1,557,230
     Restaurant Brands New Zealand, Ltd.................   153,540               872,831
*    Rubicon, Ltd....................................... 1,442,620               187,231
     Sanford, Ltd.......................................   394,979             1,799,980
#    Scales Corp., Ltd..................................   316,974             1,053,892
     Scott Technology, Ltd..............................    45,734                74,924
*    Serko, Ltd.........................................    24,873                60,800
#    Skellerup Holdings, Ltd............................   743,486             1,087,350
     SKY Network Television, Ltd........................   378,345               308,737
     SKYCITY Entertainment Group, Ltd................... 4,719,639            12,861,540
#    Steel & Tube Holdings, Ltd.........................   438,720               363,310
     Summerset Group Holdings, Ltd...................... 1,308,982             4,906,759
*    Synlait Milk, Ltd..................................   324,748             2,294,122
     Tourism Holdings, Ltd..............................   563,982             1,522,417
# *  TOWER, Ltd......................................... 2,065,565             1,074,816
     Trade Me Group, Ltd................................ 2,239,106             9,621,049
#    Trustpower, Ltd....................................   235,886             1,094,397
#    Turners Automotive Group, Ltd......................    17,908                28,723
     Vector, Ltd........................................   922,764             2,261,382
#    Vista Group International, Ltd.....................   185,207               623,797
#    Warehouse Group, Ltd. (The)........................   303,126               433,035
     Z Energy, Ltd......................................   623,171             2,634,850
                                                                            ------------
TOTAL NEW ZEALAND.......................................                     113,660,999
                                                                            ------------

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
SINGAPORE -- (9.8%)
*    Abterra, Ltd.......................................    230,320           $    1,236
     Accordia Golf Trust................................  4,271,400            1,901,381
#    AEM Holdings, Ltd..................................  1,805,200            1,515,915
     Amara Holdings, Ltd................................    974,800              358,308
#    Ascendas India Trust...............................  3,944,200            3,770,291
*    ASL Marine Holdings, Ltd...........................     28,850                1,337
     Avarga, Ltd........................................  3,076,900              532,136
*    Baker Technology, Ltd..............................    289,580              114,216
     Banyan Tree Holdings, Ltd..........................  1,193,800              500,555
#    Best World International, Ltd......................  2,911,550            3,467,915
#    Bonvests Holdings, Ltd.............................    950,000              907,388
     Boustead Singapore, Ltd............................  1,898,536            1,123,912
#    BreadTalk Group, Ltd...............................  2,058,300            1,279,109
#    Bukit Sembawang Estates, Ltd.......................  1,192,003            4,994,393
#    Bund Center Investment, Ltd........................    659,825              288,900
#    Centurion Corp., Ltd...............................  1,404,600              449,606
#    China Aviation Oil Singapore Corp., Ltd............  2,658,299            2,684,249
#    China Sunsine Chemical Holdings, Ltd...............  1,897,200            1,621,708
#    Chip Eng Seng Corp., Ltd...........................  3,974,600            2,323,509
     Chuan Hup Holdings, Ltd............................  3,800,000            1,020,591
#    CITIC Envirotech, Ltd..............................  1,980,800              582,343
     Civmec, Ltd........................................    162,700               43,055
# *  COSCO Shipping International Singapore Co., Ltd....  8,001,500            2,093,739
# *  Creative Technology, Ltd...........................    452,700            1,400,476
#    CSE Global, Ltd....................................  4,172,800            1,611,374
*    Del Monte Pacific, Ltd.............................  2,449,764              245,126
     Delfi, Ltd.........................................    788,500              783,882
#    Delong Holdings, Ltd...............................    148,300              666,331
     Duty Free International, Ltd.......................    720,700              102,938
*    Dyna-Mac Holdings, Ltd.............................  2,007,300              154,747
     Elec & Eltek International Co., Ltd................    163,500              225,211
     EnGro Corp., Ltd...................................    151,400               91,285
# *  Ezion Holdings, Ltd................................ 44,905,878            1,419,714
# *  Ezra Holdings, Ltd................................. 12,922,168               98,125
     Far East Orchard, Ltd..............................  1,180,903            1,103,455
#    First Resources, Ltd...............................  5,081,700            6,836,379
     First Sponsor Group, Ltd...........................    484,728              456,796
     Food Empire Holdings, Ltd..........................  1,418,200              568,191
#    Fragrance Group, Ltd...............................  6,077,000              598,165
     Frencken Group, Ltd................................  1,066,300              518,519
     Fu Yu Corp., Ltd...................................  2,653,800              419,841
*    Gallant Venture, Ltd...............................  5,118,600              480,650
#    Geo Energy Resources, Ltd..........................  3,932,300              506,394
     GK Goh Holdings, Ltd...............................  1,484,065              927,580
#    GL, Ltd............................................  3,457,800            2,021,500
     Golden Agri-Resources, Ltd......................... 29,343,400            6,239,048
#    Golden Energy & Resources, Ltd.....................    603,700              104,402
     GP Industries, Ltd.................................  2,540,709            1,083,075
#    GuocoLand, Ltd.....................................  1,679,514            2,408,860
#    Halcyon Agri Corp., Ltd............................  1,718,048              656,817
#    Hanwell Holdings, Ltd..............................  1,888,219              361,440
     Haw Par Corp., Ltd.................................    254,300            2,711,697
#    Health Management International, Ltd...............  1,813,630              714,244
#    Hiap Hoe, Ltd......................................    498,000              313,351
#    Hi-P International, Ltd............................  1,239,900            1,334,064
     Ho Bee Land, Ltd...................................  1,630,100            3,057,566
     Hong Fok Corp., Ltd................................  3,489,094            2,274,150
*    Hong Leong Asia, Ltd...............................  1,866,400              768,852
#    Hong Leong Finance, Ltd............................    652,600            1,334,469

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
SINGAPORE -- (Continued)
     Hotel Grand Central, Ltd...........................  1,626,983           $1,645,441
     Hour Glass, Ltd. (The).............................  1,814,832            1,047,175
#    Hutchison Port Holdings Trust...................... 14,817,100            3,480,670
#    Hwa Hong Corp., Ltd................................  2,123,500              483,125
# *  Hyflux, Ltd........................................  3,707,700               93,806
#    iFAST Corp., Ltd...................................    910,700              749,571
#    Indofood Agri Resources, Ltd.......................  3,609,300              743,660
     Isetan Singapore, Ltd..............................    119,000              273,658
#    Japfa, Ltd.........................................  4,050,200            1,909,124
#    Keppel Infrastructure Trust........................ 15,573,346            5,438,992
# *  Keppel Telecommunications & Transportation, Ltd....  1,369,300            1,922,920
     Koh Brothers Group, Ltd............................  1,432,000              258,700
#    KSH Holdings, Ltd..................................  1,278,300              498,652
#    Lian Beng Group, Ltd...............................  2,710,300            1,046,157
     Low Keng Huat Singapore, Ltd.......................    912,900              369,390
     Lum Chang Holdings, Ltd............................  1,094,030              285,823
#    Mandarin Oriental International, Ltd...............  1,299,100            2,508,062
*    Marco Polo Marine, Ltd.............................  3,322,500               41,555
#    Memtech International, Ltd.........................    214,100              165,588
     Metro Holdings, Ltd................................  2,884,792            2,185,776
     Mewah International, Inc...........................     89,000               18,298
# *  Midas Holdings, Ltd................................  9,643,353              255,246
# *  mm2 Asia, Ltd......................................  2,962,400              600,271
     Nera Telecommunications, Ltd.......................  1,143,400              260,473
     NetLink NBN Trust..................................    650,100              396,828
     New Toyo International Holdings, Ltd...............  1,066,600              176,858
     NSL, Ltd...........................................    409,900              352,439
#    OUE, Ltd...........................................  2,192,100            2,837,803
#    Oxley Holdings, Ltd................................  7,224,975            1,722,610
*    Pacc Offshore Services Holdings, Ltd...............  1,132,900              150,800
#    Pan-United Corp., Ltd..............................  2,435,750              572,554
#    Penguin International, Ltd.........................    446,032              147,383
     Perennial Real Estate Holdings, Ltd................    167,100               81,700
#    Q&M Dental Group Singapore, Ltd....................  2,206,500              770,549
#    QAF, Ltd...........................................  1,552,380              959,200
# *  Raffles Education Corp., Ltd.......................  5,429,723              367,853
#    Raffles Medical Group, Ltd.........................  7,251,456            5,759,280
#    RHT Health Trust...................................  3,131,500               41,420
#    Riverstone Holdings, Ltd...........................  1,315,500              995,233
#    Roxy-Pacific Holdings, Ltd.........................    505,740              146,959
     SBS Transit, Ltd...................................    902,200            2,674,304
*    Sembcorp Marine, Ltd...............................  1,008,100            1,267,301
     Sheng Siong Group, Ltd.............................  5,350,000            4,052,477
     SHS Holdings, Ltd..................................  2,175,300              301,283
#    SIA Engineering Co., Ltd...........................  1,174,900            2,161,242
#    SIIC Environment Holdings, Ltd.....................  4,986,920            1,138,657
#    Sinarmas Land, Ltd.................................  6,897,100            1,318,877
#    Sing Holdings, Ltd.................................  1,668,000              489,811
     Sing Investments & Finance, Ltd....................    328,475              360,305
     Singapore Post, Ltd................................ 11,080,000            8,470,151
#    Singapore Press Holdings, Ltd......................    674,600            1,246,793
     Singapore Reinsurance Corp., Ltd...................  1,514,530              328,406
     Singapore Shipping Corp., Ltd......................  1,640,700              344,106
     Singapura Finance, Ltd.............................     60,124               42,229
# *  Sino Grandness Food Industry Group, Ltd............  4,412,635              159,223
     Stamford Land Corp., Ltd...........................  3,297,700            1,187,063
#    StarHub, Ltd.......................................  5,764,100            6,573,269
     Straco Corp., Ltd..................................    130,000               76,522
#    Sunningdale Tech, Ltd..............................  1,184,660            1,168,373

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                                                            SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                           --------- -------------------------------
SINGAPORE -- (Continued)
*      SunVic Chemical Holdings, Ltd......................   526,945         $        8,523
# *    Swiber Holdings, Ltd............................... 2,895,250                 43,426
# *    Thomson Medical Group, Ltd......................... 4,294,500                237,045
       Tuan Sing Holdings, Ltd............................ 5,018,266              1,438,882
#      UMS Holdings, Ltd.................................. 3,967,175              2,133,530
#      United Engineers, Ltd.............................. 3,318,328              6,174,569
       United Industrial Corp., Ltd.......................    93,169                216,999
#      United Overseas Insurance, Ltd.....................   181,850                958,552
       UOB-Kay Hian Holdings, Ltd......................... 2,086,021              1,949,513
#      Valuetronics Holdings, Ltd......................... 3,369,750              1,697,310
*      Vibrant Group, Ltd................................. 1,771,125                178,227
       Vicom, Ltd.........................................   119,500                597,492
       Wee Hur Holdings, Ltd.............................. 2,769,000                458,018
       Wing Tai Holdings, Ltd............................. 4,029,267              6,080,561
       Yeo Hiap Seng, Ltd.................................   223,731                162,178
# *    Yongnam Holdings, Ltd.............................. 2,817,300                370,199
       Zhongmin Baihui Retail Group, Ltd..................    26,900                 14,042
                                                                             --------------
TOTAL SINGAPORE...........................................                      174,015,566
                                                                             --------------
TOTAL COMMON STOCKS.......................................                    1,694,647,714
                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*      Amaysim Australia, Ltd. Rights 03/25/19............   536,086                      0
                                                                             --------------
HONG KONG -- (0.0%)
*      I-Cable Communications, Ltd. Rights 05/24/19....... 3,060,000                  1,560
                                                                             --------------
SINGAPORE -- (0.0%)
# *    Ezion Holdings, Ltd. Warrants 04/16/23............. 5,659,201                      0
                                                                             --------------
TOTAL RIGHTS/WARRANTS.....................................                            1,560
                                                                             --------------
TOTAL INVESTMENT SECURITIES...............................                    1,694,649,274
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@ (S)  The DFA Short Term Investment Fund................. 7,783,244             90,059,920
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,759,922,077)...................................                   $1,784,709,194
                                                                             ==============

CP                          Certificate Participation
SA                          Special Assessment
(double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
*                           Non-Income Producing Securities.
#                           Total or Partial Securities on Loan.
@                           Security purchased with cash proceeds from Securities
                            on Loan.
(S)                         Affiliated Fund.

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ------------------------------------------
                             LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                             -------- ------------ ------- ------------
        Common Stocks.......
           Australia........       -- $916,133,621   --    $916,133,621
           Canada........... $390,998           --   --         390,998

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED


                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------
                           LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                           -------- -------------- ------- --------------
         China............       -- $    3,634,425   --    $    3,634,425
         Hong Kong........ $321,561    486,490,544   --       486,812,105
         New Zealand......       --    113,660,999   --       113,660,999
         Singapore........   14,042    174,001,524   --       174,015,566
      Rights/Warrants
         Hong Kong........       --          1,560   --             1,560
      Securities Lending
        Collateral........       --     90,059,920   --        90,059,920
                           -------- --------------   --    --------------
      TOTAL............... $726,601 $1,783,982,593   --    $1,784,709,194
                           ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
COMMON STOCKS -- (99.2%)
COMMUNICATION SERVICES -- (6.4%)
    4imprint Group P.L.C...............................   120,437          $  4,207,120
    Ascential P.L.C....................................   661,937             3,080,875
    Auto Trader Group P.L.C............................ 4,801,178            35,492,046
    Bloomsbury Publishing P.L.C........................   140,804               436,254
    Centaur Media P.L.C................................   537,905               365,313
    Cineworld Group P.L.C.............................. 5,201,644            21,585,272
    Daily Mail & General Trust P.L.C...................   952,797             8,173,034
    Entertainment One, Ltd............................. 2,492,334            15,523,642
    Euromoney Institutional Investor P.L.C.............   650,007            10,422,149
*   Frontier Developments PLC..........................     3,416                43,631
    Future P.L.C.......................................    58,536               647,051
    Gamma Communications P.L.C.........................    10,029               144,322
    Huntsworth P.L.C................................... 1,049,610             1,220,926
    Inmarsat P.L.C..................................... 2,400,987            17,116,231
    ITE Group P.L.C.................................... 4,483,302             4,257,410
    KCOM Group P.L.C................................... 3,365,144             4,294,541
    Kin & Carta P.L.C..................................   972,688             1,385,031
    Reach P.L.C........................................ 1,819,647             1,753,692
    Rightmove P.L.C.................................... 1,959,819            13,858,080
    STV Group P.L.C....................................     4,868                23,825
#   TalkTalk Telecom Group P.L.C....................... 3,686,790             5,973,441
    Tarsus Group P.L.C.................................   244,568             1,006,290
                                                                           ------------
TOTAL COMMUNICATION SERVICES...........................                     151,010,176
                                                                           ------------
CONSUMER DISCRETIONARY -- (21.4%)
    888 Holdings P.L.C................................. 1,648,130             3,108,627
    AA P.L.C........................................... 3,904,659             3,780,341
*   ASOS P.L.C.........................................    13,101               671,820
    B&M European Value Retail SA....................... 5,334,358            27,500,076
    BCA Marketplace P.L.C.............................. 1,766,162             4,754,668
    Bellway P.L.C......................................   860,052            34,924,504
*   Boohoo Group P.L.C................................. 3,046,795             9,798,095
    Bovis Homes Group P.L.C............................ 1,262,993            18,311,818
    Card Factory P.L.C................................. 1,978,052             5,293,639
*   Carpetright P.L.C..................................   406,341               167,590
    Connect Group P.L.C................................ 1,268,381               637,845
    Countryside Properties P.L.C....................... 2,491,284            11,035,149
    Crest Nicholson Holdings P.L.C..................... 1,346,209             6,767,030
#   Debenhams P.L.C.................................... 6,862,458               163,760
    DFS Furniture P.L.C................................ 1,080,912             3,546,055
    Dignity P.L.C......................................   333,551             3,100,251
    Dixons Carphone P.L.C.............................. 5,718,379            10,840,985
    Domino's Pizza Group P.L.C......................... 3,552,860            12,425,385
    Dunelm Group P.L.C.................................   713,609             7,963,498
*   EI Group P.L.C..................................... 3,877,460            10,754,642
*   Findel P.L.C.......................................   246,067               552,686
    Fuller Smith & Turner P.L.C., Class A..............   140,561             2,113,966
*   GAME Digital P.L.C.................................    15,397                 5,690
    Games Workshop Group P.L.C.........................   223,955            12,166,421
    Gocompare.Com Group P.L.C.......................... 1,864,523             2,141,778
    Greene King P.L.C.................................. 2,728,082            22,847,410
    Greggs P.L.C.......................................   734,900            17,259,023
    GVC Holdings P.L.C.................................   942,838             8,045,664
    Gym Group P.L.C. (The).............................   725,657             2,176,316

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CONSUMER DISCRETIONARY -- (Continued)
     Halfords Group P.L.C...............................  1,391,797          $  4,245,867
     Headlam Group P.L.C................................    476,333             2,668,056
     Henry Boot P.L.C...................................    478,544             1,751,933
     Hollywood Bowl Group P.L.C.........................    163,205               510,104
     Hostelworld Group P.L.C............................    226,453               732,847
     Inchcape P.L.C.....................................  2,863,449            22,988,943
     J D Wetherspoon P.L.C..............................    522,819             9,331,963
     JD Sports Fashion P.L.C............................  2,029,276            16,681,031
     John Menzies P.L.C.................................    528,218             3,376,908
*    JPJ Group P.L.C....................................    396,416             3,684,544
     Lookers P.L.C......................................  1,995,121             2,356,322
     Marston's P.L.C....................................  4,559,734             6,052,409
     McCarthy & Stone P.L.C.............................  2,354,144             3,929,887
     Merlin Entertainments P.L.C........................  4,473,988            21,395,018
     Millennium & Copthorne Hotels P.L.C................  1,670,579             9,728,091
*    Mitchells & Butlers P.L.C..........................  1,629,024             5,432,197
     MJ Gleeson P.L.C...................................    201,540             2,195,293
     Moneysupermarket.com Group P.L.C...................  3,912,801            18,585,395
*    Mothercare P.L.C...................................  1,543,280               407,468
     Motorpoint group P.L.C.............................     44,038               105,797
#    N Brown Group P.L.C................................  1,128,966             1,591,400
*    Ocado Group P.L.C..................................    481,905             8,579,046
#    On the Beach Group P.L.C...........................    763,275             4,554,489
#    Pendragon P.L.C....................................  7,772,229             2,329,152
     Pets at Home Group P.L.C...........................  2,578,831             5,104,345
     Photo-Me International P.L.C.......................  1,513,993             1,799,981
     Playtech P.L.C.....................................  1,580,065             9,035,413
     Rank Group P.L.C...................................    874,026             1,825,012
     Redrow P.L.C.......................................  1,760,115            14,167,628
     Restaurant Group P.L.C. (The)......................  3,143,360             5,911,749
     Revolution Bars Group P.L.C........................     17,764                16,225
*    Sportech P.L.C.....................................    408,363               164,896
*    Sports Direct International P.L.C..................  1,385,516             5,387,982
     SSP Group P.L.C....................................  2,923,877            26,576,348
     Superdry P.L.C.....................................    287,961             1,941,934
     Ted Baker P.L.C....................................    196,229             4,126,061
     Telford Homes P.L.C................................    122,435               445,760
# *  Thomas Cook Group P.L.C............................  8,571,929             2,988,161
     Topps Tiles P.L.C..................................    925,429               909,613
     Vitec Group P.L.C. (The)...........................    188,614             2,854,021
     WH Smith P.L.C.....................................    718,011            19,209,836
     William Hill P.L.C.................................  5,449,085            11,446,922
                                                                             ------------
TOTAL CONSUMER DISCRETIONARY............................                      509,980,779
                                                                             ------------
CONSUMER STAPLES -- (5.2%)
     A.G. Barr P.L.C....................................    735,919             8,170,651
     Anglo-Eastern Plantations P.L.C....................    107,628               740,364
     Britvic P.L.C......................................  1,760,993            21,022,606
     Carr's Group P.L.C.................................    349,511               668,460
     Cranswick P.L.C....................................    343,025            12,979,793
     Devro P.L.C........................................  1,052,919             2,730,854
     Fevertree Drinks P.L.C.............................    414,912            17,059,779
     Greencore Group P.L.C..............................  3,518,843            10,556,249
     Hilton Food Group P.L.C............................    214,700             2,849,834
#    Majestic Wine P.L.C................................    109,075               365,968
     McBride P.L.C......................................  1,141,195             1,598,425
     McBride P.L.C...................................... 17,117,925                22,322
     McColl's Retail Group P.L.C........................     60,390                67,598
*    Premier Foods P.L.C................................  4,896,591             2,262,516

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CONSUMER STAPLES -- (Continued)
     PZ Cussons P.L.C...................................  1,712,581          $  4,582,037
*    REA Holdings P.L.C.................................     50,639               125,857
     Stock Spirits Group P.L.C..........................  1,064,915             3,127,048
     Tate & Lyle P.L.C..................................  3,470,820            34,787,259
                                                                             ------------
TOTAL CONSUMER STAPLES..................................                      123,717,620
                                                                             ------------
ENERGY -- (4.3%)
*    Amerisur Resources P.L.C...........................  1,006,443               168,755
     Anglo Pacific Group P.L.C..........................    858,448             2,389,911
*    Cairn Energy P.L.C.................................  4,861,884            10,847,230
     Diversified Gas & Oil P.L.C........................    185,255               298,720
*    EnQuest P.L.C...................................... 11,246,628             3,136,841
*    Genel Energy P.L.C.................................    529,589             1,593,243
*    Gulf Keystone Petroleum, Ltd.......................  1,366,284             4,531,365
*    Gulf Marine Services P.L.C.........................    125,859                20,135
     Hunting P.L.C......................................  1,246,189             9,577,278
*    Hurricane Energy P.L.C.............................  1,136,879               694,986
     John Wood Group P.L.C..............................  3,091,313            18,952,064
*    Lamprell P.L.C.....................................  1,219,262             1,053,473
*    Nostrum Oil & Gas P.L.C............................    184,064               224,967
*    Ophir Energy P.L.C.................................  4,489,031             3,323,384
# *  Pantheon Resources P.L.C...........................    379,233               105,646
     Petrofac, Ltd......................................  1,736,856            10,026,953
*    Premier Oil P.L.C..................................  5,111,162             6,628,066
*    Rockhopper Exploration P.L.C.......................     95,701                30,017
*    Savannah Petroleum P.L.C...........................     28,000                 7,841
     Soco International P.L.C...........................  1,265,317             1,242,193
     Tullow Oil P.L.C...................................  9,672,607            28,361,260
                                                                             ------------
TOTAL ENERGY............................................                      103,214,328
                                                                             ------------
FINANCIALS -- (13.8%)
#    Arrow Global Group P.L.C...........................  1,078,018             2,710,611
     Ashmore Group P.L.C................................  2,500,969            15,005,817
     Bank of Georgia Group P.L.C........................    259,716             5,829,074
     Beazley P.L.C......................................  3,039,405            22,902,309
     Brewin Dolphin Holdings P.L.C......................  1,971,669             8,434,730
     Burford Capital, Ltd...............................    173,096             3,703,722
     Charles Stanley Group P.L.C........................    122,025               466,639
     Charles Taylor P.L.C...............................    206,958               630,283
     Chesnara P.L.C.....................................    725,596             3,473,836
     City of London Investment Group P.L.C..............      5,500                29,864
     Close Brothers Group P.L.C.........................  1,032,305            20,929,857
     CMC Markets P.L.C..................................    688,906               703,994
     CME Group, Inc.....................................          1                   129
     CYBG P.L.C.........................................  6,092,424            16,165,895
*    Georgia Capital P.L.C..............................    186,415             2,459,641
     Hansard Global P.L.C...............................     16,468                 7,955
     Hastings Group Holdings P.L.C......................  1,917,394             4,778,762
     Hiscox, Ltd........................................    880,627            19,261,692
     IG Group Holdings P.L.C............................  2,463,141            16,385,306
     Intermediate Capital Group P.L.C...................  1,891,309            29,227,307
     International Personal Finance P.L.C...............  1,344,149             3,202,400
*    IP Group P.L.C.....................................  3,052,685             3,985,017
     Jupiter Fund Management P.L.C......................  2,680,081            13,152,084
     Just Group P.L.C...................................  4,611,315             4,119,373
     Lancashire Holdings, Ltd...........................  1,449,448            13,023,931
     Liontrust Asset Management P.L.C...................      1,513                13,395
     Man Group P.L.C.................................... 10,998,653            22,537,062

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
FINANCIALS -- (Continued)
# *  Metro Bank P.L.C...................................     97,643          $    957,654
     Non-Standard Finance P.L.C.........................    215,168               148,807
     Numis Corp. P.L.C..................................    119,175               429,105
     OneSavings Bank P.L.C..............................  1,361,876             7,743,431
     Paragon Banking Group P.L.C........................  1,986,747            11,899,285
     Phoenix Group Holdings P.L.C.......................  2,445,112            23,112,287
*    Provident Financial P.L.C..........................  1,085,414             7,535,502
     Quilter P.L.C......................................  7,422,340            14,314,982
     Rathbone Brothers P.L.C............................    318,681            10,484,555
     River & Mercantile Group P.L.C.....................     10,512                35,294
     S&U P.L.C..........................................     20,717               591,361
     Saga P.L.C.........................................  6,657,190             5,119,650
     TP ICAP P.L.C......................................  3,396,565            12,469,621
     Waterloo Investment Holdings, Ltd..................      4,000                    40
                                                                             ------------
TOTAL FINANCIALS........................................                      327,982,259
                                                                             ------------
HEALTH CARE -- (3.3%)
     Alliance Pharma P.L.C..............................    841,103               859,434
*    BTG P.L.C..........................................  2,027,017            22,098,966
     CareTech Holdings P.L.C............................    206,325               898,262
# *  Circassia Pharmaceuticals P.L.C....................    516,889               213,469
     Consort Medical P.L.C..............................    292,501             3,524,297
     ConvaTec Group P.L.C...............................  5,452,293             9,875,152
#    CVS Group P.L.C....................................    102,232               835,650
     EMIS Group P.L.C...................................    136,555             1,993,304
     Genus P.L.C........................................    127,231             4,006,493
     Hikma Pharmaceuticals P.L.C........................    359,971             8,306,681
*    Indivior P.L.C.....................................  4,141,064             2,068,753
     Integrated Diagnostics Holdings P.L.C..............    330,094             1,604,948
#    Mediclinic International P.L.C.....................  1,621,434             7,264,999
     Spire Healthcare Group P.L.C.......................  1,437,036             2,515,240
     UDG Healthcare P.L.C...............................    931,878             8,000,108
*    Vectura Group P.L.C................................  4,014,799             3,820,464
                                                                             ------------
TOTAL HEALTH CARE.......................................                       77,886,220
                                                                             ------------
INDUSTRIALS -- (27.3%)
     Aggreko P.L.C......................................  1,607,013            17,915,344
     Air Partner P.L.C..................................    253,425               299,604
     Avon Rubber P.L.C..................................    195,186             3,755,621
     Babcock International Group P.L.C..................  2,995,017            20,559,743
     Balfour Beatty P.L.C...............................  4,399,129            14,441,081
     BBA Aviation P.L.C.................................  7,186,917            25,539,590
     Biffa P.L.C........................................    813,260             2,518,696
     Bodycote P.L.C.....................................  1,383,148            15,495,835
     Braemar Shipping Services P.L.C....................    144,282               361,984
     Chemring Group P.L.C...............................  1,734,909             3,481,132
     Clarkson P.L.C.....................................    163,550             5,539,827
#    Clipper Logistics P.L.C............................    175,891               662,700
*    Cobham P.L.C....................................... 16,450,293            24,803,343
     Costain Group P.L.C................................    719,416             3,018,041
     Dart Group P.L.C...................................    258,400             3,143,084
     De La Rue P.L.C....................................    718,827             4,140,694
# *  Dialight P.L.C.....................................    105,397               676,576
     Diploma P.L.C......................................    752,989            15,746,971
*    Firstgroup P.L.C...................................  7,962,112            11,488,021
     G4S P.L.C..........................................  8,580,996            24,252,553
     Galliford Try P.L.C................................    755,660             5,356,533
     Go-Ahead Group P.L.C. (The)........................    329,220             8,335,913

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                   --------- -------------------------------
INDUSTRIALS -- (Continued)
     Goodwin P.L.C................................       383          $     15,502
     Grafton Group P.L.C.......................... 1,602,051            18,464,389
     Hays P.L.C................................... 9,878,691            19,584,251
     HomeServe P.L.C.............................. 1,967,670            27,888,245
     Howden Joinery Group P.L.C................... 4,476,142            29,725,561
     IMI P.L.C.................................... 1,817,981            24,967,382
#    Interserve P.L.C.............................   629,566                49,257
     IWG P.L.C.................................... 4,123,173            18,309,774
     James Fisher & Sons P.L.C....................   301,008             7,758,123
     John Laing Group P.L.C....................... 2,104,166            10,564,295
     Keller Group P.L.C...........................   477,111             4,380,723
     Kier Group P.L.C.............................   929,137             4,560,635
     Mears Group P.L.C............................   763,170             2,384,753
     Meggitt P.L.C................................ 3,974,849            28,284,320
#    Mitie Group P.L.C............................ 2,310,926             3,955,362
     Morgan Advanced Materials P.L.C.............. 1,779,476             6,480,700
     Morgan Sindall Group P.L.C...................   222,427             3,805,488
     National Express Group P.L.C................. 2,851,815            15,290,858
     Norcros P.L.C................................   116,690               327,113
     Northgate P.L.C.............................. 2,144,364            10,276,198
     Pagegroup P.L.C.............................. 2,344,376            16,481,507
     PayPoint P.L.C...............................   389,513             5,121,427
     Polypipe Group P.L.C......................... 1,451,990             8,324,871
     Porvair P.L.C................................    15,572               114,033
     QinetiQ Group P.L.C.......................... 3,901,654            15,370,290
     Redde P.L.C..................................   210,332               330,688
     Renewi P.L.C................................. 4,168,554             1,803,178
# *  Renold P.L.C.................................   193,435                85,674
     Ricardo P.L.C................................   298,879             3,001,203
     Robert Walters P.L.C.........................   386,365             2,973,662
     Rotork P.L.C................................. 5,721,728            23,337,341
     Royal Mail P.L.C............................. 2,569,484             8,478,254
     RPS Group P.L.C.............................. 1,379,834             3,492,408
     Senior P.L.C................................. 3,210,727             9,715,582
     Severfield P.L.C............................. 1,090,941             1,082,561
     SIG P.L.C.................................... 4,528,627             8,959,580
     Speedy Hire P.L.C............................ 2,895,508             2,227,677
     Spirax-Sarco Engineering P.L.C...............    57,805             6,232,387
     Staffline Group P.L.C........................     2,683                30,878
     Stagecoach Group P.L.C....................... 3,009,333             5,172,214
     SThree P.L.C.................................   656,206             2,580,822
     Stobart Group, Ltd........................... 1,732,886             3,365,304
     T Clarke P.L.C...............................   147,457               246,697
     Travis Perkins P.L.C......................... 1,643,485            29,988,227
     Trifast P.L.C................................   512,824             1,618,870
     Tyman P.L.C..................................   794,254             2,638,875
     Ultra Electronics Holdings P.L.C.............   633,752            13,181,870
     Vesuvius P.L.C............................... 1,658,142            13,377,649
*    Volex P.L.C..................................   307,047               376,982
     Volution Group P.L.C.........................   338,389               765,307
     Vp P.L.C.....................................   159,998             1,658,254
     Weir Group P.L.C (The).......................    34,315               745,833
     Wilmington PL.C..............................   334,384               872,842
     Wincanton P.L.C..............................   718,070             2,309,942
*    Wizz Air Holdings P.L.C......................    58,373             2,589,447
     XP Power, Ltd................................    92,520             3,239,941
                                                                      ------------
TOTAL INDUSTRIALS.................................                     650,498,092
                                                                      ------------

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
INFORMATION TECHNOLOGY -- (5.9%)
     AVEVA Group P.L.C..................................   289,873          $ 12,665,542
     Computacenter P.L.C................................   527,576             8,313,474
     DiscoverIE Group P.L.C.............................   426,968             2,371,744
     Electrocomponents P.L.C............................ 3,231,445            27,248,613
     Equiniti Group P.L.C............................... 2,267,873             6,356,959
     FDM Group Holdings P.L.C...........................   290,887             3,714,103
     iomart Group P.L.C.................................    61,804               281,020
# *  IQE P.L.C..........................................   333,707               347,414
     Kainos Group P.L.C.................................   208,006             1,434,441
     NCC Group P.L.C.................................... 1,458,834             3,322,649
     Oxford Instruments P.L.C...........................   340,016             5,152,933
     Renishaw P.L.C.....................................   245,828            14,517,361
     RM P.L.C...........................................   336,909             1,012,686
     SDL P.L.C..........................................   459,363             3,156,867
     Smart Metering Systems P.L.C.......................   205,617             1,325,103
     Softcat P.L.C......................................   758,809             8,994,428
     Spectris P.L.C.....................................   786,835            28,271,770
     Spirent Communications P.L.C....................... 3,908,618             8,084,545
#    Strix Group P.L.C..................................   150,422               334,815
# *  Telit Communications P.L.C.........................    82,391               198,534
     TT Electronics P.L.C...............................   951,216             3,070,417
     Xaar P.L.C.........................................   155,393               196,918
                                                                            ------------
TOTAL INFORMATION TECHNOLOGY............................                     140,372,336
                                                                            ------------
MATERIALS -- (6.5%)
*    Acacia Mining P.L.C................................   741,235             1,420,339
*    Carclo P.L.C.......................................   205,594                63,586
     Castings P.L.C.....................................   159,566               748,140
     Centamin P.L.C..................................... 8,423,834             9,754,068
     Central Asia Metals P.L.C..........................   281,051               836,553
     Elementis P.L.C.................................... 4,004,056             8,512,238
     Essentra P.L.C..................................... 1,174,358             6,476,652
     Ferrexpo P.L.C..................................... 2,362,974             6,401,196
     Forterra P.L.C..................................... 1,176,302             4,789,336
*    Gem Diamonds, Ltd..................................   679,902               798,541
     Highland Gold Mining, Ltd.......................... 1,213,571             2,599,944
     Hill & Smith Holdings P.L.C........................   514,928             8,567,721
     Hochschild Mining P.L.C............................ 1,415,805             3,443,557
     Ibstock P.L.C...................................... 2,674,723             9,116,302
     KAZ Minerals P.L.C................................. 1,661,200            14,085,960
*    Lonmin P.L.C....................................... 1,584,135             1,432,720
     Low & Bonar P.L.C.................................. 2,377,348               482,987
     Marshalls P.L.C.................................... 1,413,639            11,898,540
*    Petra Diamonds, Ltd................................ 5,639,982             1,492,736
*    Petropavlovsk P.L.C................................   740,190                81,081
     Rhi Magnesita NV...................................    47,107             3,052,924
     RPC Group P.L.C.................................... 2,589,442            26,689,032
     Scapa Group P.L.C..................................   146,041               754,619
*    Sirius Minerals P.L.C.............................. 1,194,227               272,132
     Synthomer P.L.C.................................... 1,832,121            10,033,204
     Victrex P.L.C......................................   625,988            19,912,150
     Zotefoams P.L.C....................................    90,496               721,512
                                                                            ------------
TOTAL MATERIALS.........................................                     154,437,770
                                                                            ------------
REAL ESTATE -- (3.0%)
     Capital & Counties Properties P.L.C................ 4,730,124            14,956,935
     CLS Holdings P.L.C.................................   508,554             1,597,301
*    Countrywide P.L.C.................................. 1,699,141               144,019

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                           --------- -------------------------------
REAL ESTATE -- (Continued)
       Daejan Holdings P.L.C..............................    46,247         $    3,501,913
*      Foxtons Group P.L.C................................ 1,145,927              1,008,176
#      Grainger P.L.C..................................... 4,344,203             14,286,578
       Harworth Group P.L.C...............................    30,680                 54,690
       Helical P.L.C......................................   670,135              3,011,960
       LSL Property Services P.L.C........................   404,839              1,407,746
*      Raven Property Group, Ltd.......................... 1,003,570                550,547
       Savills P.L.C...................................... 1,028,033             12,118,217
       St. Modwen Properties P.L.C........................ 2,832,022             15,198,773
       U & I Group P.L.C..................................   851,229              1,985,270
       Urban & Civic P.L.C................................   391,179              1,481,231
#      Watkin Jones P.L.C.................................   274,194                799,349
                                                                             --------------
TOTAL REAL ESTATE.........................................                       72,102,705
                                                                             --------------
UTILITIES -- (2.1%)
       Drax Group P.L.C................................... 2,899,857             12,915,265
       Pennon Group P.L.C................................. 2,915,542             28,482,980
       Telecom Plus P.L.C.................................   394,631              7,270,591
                                                                             --------------
TOTAL UTILITIES...........................................                       48,668,836
                                                                             --------------
TOTAL COMMON STOCKS.......................................                    2,359,871,121
                                                                             --------------

                                                                                 VALUE+
                                                                     -------------------------------
SECURITIES LENDING COLLATERAL -- (0.8%)
@ (S)  The DFA Short Term Investment Fund................. 1,636,823             18,939,683
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,218,764,430)...................................                   $2,378,810,804
                                                                             ==============

P.L.C.                      Public Limited Company
SA                          Special Assessment
(double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
*                           Non-Income Producing Securities.
#                           Total or Partial Securities on Loan.
+                           See Note B to Financial Statements.
@                           Security purchased with cash proceeds from
                            Securities on Loan.
(S)                         Affiliated Fund.

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -----------------------------------------
                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                   ------- ------------ ------- ------------
    Common Stocks
       Communication Services.....   --    $151,010,176   --    $151,010,176
       Consumer Discretionary.....   --     509,980,779   --     509,980,779
       Consumer Staples...........   --     123,717,620   --     123,717,620
       Energy.....................   --     103,214,328   --     103,214,328
       Financials.................   --     327,982,259   --     327,982,259
       Health Care................   --      77,886,220   --      77,886,220
       Industrials................   --     650,498,092   --     650,498,092
       Information Technology.....   --     140,372,336   --     140,372,336
       Materials..................   --     154,437,770   --     154,437,770
       Real Estate................   --      72,102,705   --      72,102,705

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
    Utilities....................   --    $   48,668,836   --    $   48,668,836
 Securities Lending Collateral...   --        18,939,683   --        18,939,683
                                    --    --------------   --    --------------
 TOTAL...........................   --    $2,378,810,804   --    $2,378,810,804
                                    ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
COMMON STOCKS -- (91.3%)
AUSTRIA -- (3.0%)
     Agrana Beteiligungs AG.............................    83,446          $  1,874,183
#    ANDRITZ AG.........................................   510,397            24,374,529
     Atrium European Real Estate, Ltd...................   968,162             3,761,525
     Austria Technologie & Systemtechnik AG.............   173,991             3,472,263
     CA Immobilien Anlagen AG...........................   496,800            17,426,988
     DO & CO AG.........................................    52,537             4,440,438
     EVN AG.............................................   230,431             3,447,546
#    FACC AG............................................   168,506             2,769,925
     Flughafen Wien AG..................................    29,476             1,295,257
#    IMMOFINANZ AG......................................   669,588            17,172,952
     Josef Manner & Co. AG..............................       870                88,199
     Kapsch TrafficCom AG...............................    35,686             1,320,923
#    Lenzing AG.........................................    92,686            10,419,330
     Mayr Melnhof Karton AG.............................    56,424             7,306,624
     Oberbank AG........................................    40,168             4,280,145
     Oesterreichische Post AG...........................   241,483             9,403,896
     Palfinger AG.......................................    96,606             3,152,802
#    POLYTEC Holding AG.................................   105,679             1,221,838
#    Porr AG............................................    75,463             2,010,578
     Rosenbauer International AG........................    19,948               991,575
     S IMMO AG..........................................   363,879             7,966,178
     Schoeller-Bleckmann Oilfield Equipment AG..........    75,301             7,034,498
# *  Semperit AG Holding................................    69,672             1,079,707
     Strabag SE.........................................   111,162             3,734,791
     Telekom Austria AG................................. 1,083,156             8,119,549
     UBM Development AG.................................    16,910               797,126
     UNIQA Insurance Group AG...........................   958,393            10,213,610
     Vienna Insurance Group AG Wiener Versicherung
       Gruppe...........................................   267,304             7,443,046
     Voestalpine AG.....................................    55,580             1,788,233
     Wienerberger AG....................................   617,965            14,201,392
# *  Zumtobel Group AG..................................   182,287             1,313,440
                                                                            ------------
TOTAL AUSTRIA...........................................                     183,923,086
                                                                            ------------
BELGIUM -- (4.1%)
     Ackermans & van Haaren NV..........................   174,099            28,051,355
*    AGFA-Gevaert NV.................................... 1,361,710             5,890,939
*    Argenx SE..........................................   195,734            25,084,753
     Atenor.............................................    17,052             1,276,972
     Banque Nationale de Belgique.......................        87               247,986
     Barco NV...........................................    74,142            13,186,618
#    Bekaert SA.........................................   253,902             6,949,166
# *  Biocartis NV.......................................   231,370             2,993,236
#    bpost SA...........................................   525,510             6,326,639
# *  Celyad SA..........................................    42,190               880,867
     Cie d'Entreprises CFE..............................    48,396             4,821,878
#    Cie Immobiliere de Belgique SA.....................    16,878             1,116,773
     Co.Br.Ha Societe Commerciale de Brasserie SA.......       111               512,493
     Deceuninck NV......................................   435,935             1,115,674
     D'ieteren SA.......................................   202,237             8,376,415
     Econocom Group SA..................................   727,792             3,036,222
     Elia System Operator SA............................   191,890            12,951,515
#    Euronav NV......................................... 1,282,924            12,153,335
     EVS Broadcast Equipment SA.........................    61,796             1,579,901
*    Exmar NV...........................................   134,980               897,856
     Fagron.............................................   282,720             5,615,352

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
BELGIUM -- (Continued)
*    Galapagos NV.......................................  83,035          $  9,504,131
*    Galapagos NV....................................... 220,186            25,291,182
     Gimv NV............................................  91,118             5,479,484
# *  Ion Beam Applications.............................. 126,538             2,280,352
     Jensen-Group NV....................................  20,645               782,718
     Kinepolis Group NV.................................  98,670             5,875,363
#    Lotus Bakeries NV..................................   1,729             4,542,327
# *  MDxHealth.......................................... 239,516               376,941
#    Melexis NV......................................... 110,146             8,851,752
# *  Nyrstar NV.........................................  84,985                21,544
#    Ontex Group NV..................................... 487,570            12,274,344
     Orange Belgium SA.................................. 168,305             3,531,083
*    Oxurion NV.........................................  66,163               295,389
     Picanol............................................  28,690             2,337,764
     Recticel SA........................................ 270,323             2,826,807
     Resilux............................................   5,788               961,527
     Roularta Media Group NV............................  19,318               307,022
     Sioen Industries NV................................  53,303             1,516,872
     Sipef NV...........................................  35,643             1,951,961
     Telenet Group Holding NV........................... 104,065             5,527,181
     TER Beke SA........................................   3,565               555,418
*    Tessenderlo Group SA............................... 214,654             7,762,407
     Van de Velde NV....................................  38,052             1,285,724
*    Viohalco SA........................................ 583,796             2,210,465
                                                                          ------------
TOTAL BELGIUM...........................................                   249,415,703
                                                                          ------------
DENMARK -- (5.1%)
*    Agat Ejendomme A.S................................. 307,965               205,319
# *  ALK-Abello A.S.....................................  43,332             7,371,381
     Alm Brand A.S...................................... 563,835             5,385,982
#    Ambu A.S., Class B................................. 755,139            21,726,594
     Arkil Holding A.S., Class B........................      92                21,074
*    Bang & Olufsen A.S................................. 256,627             2,234,269
     BankNordik P/F.....................................  10,800               183,419
# *  Bavarian Nordic A.S................................ 185,816             3,903,536
     Brodrene Hartmann A.S..............................  16,148               716,765
     Columbus A.S....................................... 430,058               862,167
#    D/S Norden A.S..................................... 217,180             3,445,128
     DFDS A.S........................................... 306,367            14,566,516
     Djurslands Bank A.S................................   8,970               331,602
#    FLSmidth & Co. A.S................................. 296,273            14,891,385
     Fluegger Group A.S., Class B.......................   4,198               192,554
     GN Store Nord A.S.................................. 418,163            21,433,061
     GronlandsBANKEN A.S................................   1,125                92,077
# *  H+H International A.S., Class B.................... 106,543             1,773,227
     Harboes Bryggeri A.S., Class B.....................  17,239               224,410
     IC Group A.S.......................................  43,760               254,652
#    ISS A.S............................................ 612,951            19,088,284
#    Jeudan A.S.........................................   7,494             1,131,661
     Jyske Bank A.S..................................... 500,030            20,168,442
     Lan & Spar Bank....................................   4,981               347,275
     Matas A.S.......................................... 125,052             1,242,498
*    Nilfisk Holding A.S................................ 198,988             8,416,452
# *  NKT A.S............................................ 206,194             3,803,282
     NNIT A.S...........................................  71,616             1,889,022
     Pandora A.S........................................ 170,189             7,148,653
     Parken Sport & Entertainment A.S...................  36,911               598,942
     Per Aarsleff Holding A.S........................... 140,173             4,646,057
#    Ringkjoebing Landbobank A.S........................ 177,874            11,488,923

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
DENMARK -- (Continued)
#    Roblon A.S., Class B...............................       973          $     26,334
     Rockwool International A.S., Class A...............       775               184,318
     Rockwool International A.S., Class B...............    50,812            13,594,681
     Royal Unibrew A.S..................................   364,385            26,147,290
     RTX A.S............................................    57,507             1,392,650
     Scandinavian Tobacco Group A.S., Class A...........   282,602             3,362,369
#    Schouw & Co., A.S..................................    88,411             6,291,207
     SimCorp A.S........................................   277,672            27,259,105
     Solar A.S., Class B................................    37,386             1,775,838
     Spar Nord Bank A.S.................................   593,003             5,100,354
     Sydbank A.S........................................   505,787            10,926,927
     Tivoli A.S.........................................     9,878             1,036,372
     Topdanmark A.S.....................................   475,380            25,649,109
*    TORM P.L.C.........................................    93,974               744,924
     United International Enterprises...................    10,336             2,150,409
# *  Veloxis Pharmaceuticals A.S........................   120,013                43,378
*    Vestjysk Bank A.S.................................. 1,610,355               786,331
*    Zealand Pharma A.S.................................   185,786             3,833,501
                                                                            ------------
TOTAL DENMARK...........................................                     310,089,706
                                                                            ------------
FINLAND -- (5.5%)
# *  Afarak Group Oyj...................................   316,672               298,817
#    Ahlstrom-Munksjo Oyj...............................   178,111             2,678,336
     Aktia Bank Oyj.....................................   294,884             2,871,404
     Alandsbanken Abp, Class B..........................    21,354               345,309
     Alma Media Oyj.....................................   129,772               889,797
     Apetit Oyj.........................................    19,668               192,100
     Asiakastieto Group Oyj.............................     1,406                42,254
     Aspo Oyj...........................................    92,762               884,747
     Atria Oyj..........................................    81,692               744,159
# *  BasWare Oyj........................................    56,551             1,306,223
#    Bittium Oyj........................................   204,447             1,547,872
     Cargotec Oyj, Class B..............................   285,341            11,714,821
#    Caverion Oyj.......................................   696,383             5,074,633
#    Citycon Oyj........................................   528,288             5,397,935
     Cramo Oyj..........................................   263,681             5,549,434
     Digia Oyj..........................................    69,731               231,942
#    Finnair Oyj........................................   487,004             4,073,088
     Fiskars Oyj Abp....................................   217,953             4,966,668
*    F-Secure Oyj.......................................   614,091             1,895,774
     Glaston Oyj ABP....................................     9,217                20,747
*    HKScan Oyj, Class A................................   257,744               639,451
#    Huhtamaki Oyj......................................   732,278            28,003,154
     Ilkka-Yhtyma Oyj...................................    61,503               261,519
     Kemira Oyj.........................................   740,091            10,489,717
     Kesko Oyj, Class A.................................    44,025             2,117,422
     Kesko Oyj, Class B.................................   447,808            23,285,971
#    Konecranes Oyj.....................................   453,082            18,938,815
     Lassila & Tikanoja Oyj.............................   209,198             3,397,978
#    Lehto Group Oyj....................................   129,587               615,358
     Metsa Board Oyj.................................... 1,431,405             8,007,197
#    Metso Oyj..........................................   700,671            26,217,174
     Nokian Renkaat Oyj.................................   833,611            27,942,455
     Olvi Oyj, Class A..................................    93,741             3,472,582
     Oriola Oyj, Class A................................     6,054                15,675
     Oriola Oyj, Class B................................   914,957             2,361,142
     Orion Oyj, Class A.................................   142,119             4,768,027
#    Orion Oyj, Class B.................................   680,891            22,703,962
#    Outokumpu Oyj...................................... 2,921,503            11,185,775

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
FINLAND -- (Continued)
*    Outotec Oyj........................................ 1,208,606          $  6,384,721
#    Pihlajalinna Oyj...................................    77,064               929,612
     Ponsse Oyj.........................................    71,769             2,416,148
*    QT Group Oyj.......................................    55,899               781,636
     Raisio Oyj, Class V................................   807,089             2,705,042
     Ramirent Oyj.......................................   550,202             3,864,716
     Rapala VMC Oyj.....................................   113,078               387,108
     Raute Oyj, Class A.................................     2,644                78,949
#    Revenio Group Oyj..................................   121,898             2,808,093
     Sanoma Oyj.........................................   749,458             7,651,331
*    SRV Group Oyj......................................    66,041               127,681
*    Stockmann Oyj Abp, Class A.........................    49,045               149,735
# *  Stockmann Oyj Abp, Class B.........................   189,838               506,021
     Teleste Oyj........................................    52,966               347,420
     Tieto Oyj..........................................   375,516            10,691,520
#    Tikkurila Oyj......................................   249,076             4,176,681
     Tokmanni Group Corp................................   312,819             2,739,343
     Uponor Oyj.........................................   361,379             4,327,696
     Vaisala Oyj, Class A...............................   116,031             2,514,948
#    Valmet Oyj.........................................   919,512            25,329,801
     Viking Line Abp....................................     7,869               141,561
#    YIT Oyj............................................ 1,430,763             8,778,815
                                                                            ------------
TOTAL FINLAND...........................................                     332,988,012
                                                                            ------------
FRANCE -- (11.2%)
     ABC arbitrage......................................   116,625               861,444
     Actia Group........................................    51,304               245,611
*    Air France-KLM..................................... 1,450,296            16,735,709
     Akka Technologies..................................    77,126             5,664,217
     AKWEL..............................................    58,127             1,134,360
#    Albioma SA.........................................   177,226             4,170,104
     Altamir............................................   136,094             2,409,848
     Alten SA...........................................   182,661            19,948,763
#    Altran Technologies SA............................. 1,621,281            21,137,463
*    Amplitude Surgical SAS.............................    19,526                57,630
     Antalis International SAS..........................     5,899                 6,485
     APRIL SA...........................................    75,626             1,814,760
     Assystem SA........................................    62,252             2,449,792
     Aubay..............................................    40,157             1,432,093
#    Axway Software SA..................................    38,973               557,003
*    Baikowski SAS......................................     8,805               148,282
#    Bastide le Confort Medical.........................    18,094               788,076
#    Beneteau SA........................................   241,400             3,064,651
     Bigben Interactive.................................    89,162             1,067,210
     Boiron SA..........................................    40,254             2,148,175
     Bonduelle SCA......................................    92,418             2,959,997
# *  Bourbon Corp.......................................   163,857               384,458
     Burelle SA.........................................     1,029             1,085,357
#    Casino Guichard Perrachon SA.......................   271,603            11,120,732
     Catering International Services....................    14,124               191,719
*    Cegedim SA.........................................    29,922               870,963
*    CGG SA............................................. 4,375,479             7,909,766
     Chargeurs SA.......................................   121,828             2,595,891
     Cie des Alpes......................................    67,699             2,043,808
     Cie Plastic Omnium SA..............................   335,529            10,165,655
*    Coface SA..........................................   672,871             6,787,145
*    DBV Technologies SA................................    11,968               233,655
     Derichebourg SA....................................   644,921             2,810,357
     Devoteam SA........................................    36,203             4,244,349

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
FRANCE -- (Continued)
#    Edenred............................................   693,381           $32,691,352
#    Electricite de Strasbourg SA.......................    21,353             2,520,609
#    Elior Group SA.....................................   858,106            11,886,624
#    Elis SA............................................ 1,046,857            18,682,811
     Eramet.............................................    65,268             4,570,653
# *  Erytech Pharma SA..................................     3,609                28,731
     Esso SA Francaise..................................    16,391               562,753
*    Etablissements Maurel et Prom......................   200,110               756,475
     Euronext NV........................................   368,245            25,586,440
#    Europcar Mobility Group............................   662,189             5,524,043
     Eutelsat Communications SA......................... 1,246,264            22,523,516
     Exel Industries, Class A...........................    10,419               759,602
     Fleury Michon SA...................................     6,124               277,530
*    Fnac Darty S.A.....................................   123,492            10,856,747
     Gaumont SA.........................................    11,360             1,589,125
     Gaztransport Et Technigaz SA.......................   126,899            11,483,138
     GEA................................................     2,433               240,105
     Getlink SE......................................... 1,084,454            17,455,300
     Gevelot SA.........................................     3,466               758,551
     GL Events..........................................    64,244             1,583,237
     Groupe Crit........................................    23,123             1,770,257
#    Groupe Gorge.......................................    22,858               383,227
     Groupe Open........................................    30,206               567,134
     Groupe SFPI........................................    29,940                77,575
     Guerbet............................................    38,347             2,289,691
     Haulotte Group SA..................................    75,426               737,705
     HERIGE SADCS.......................................     4,147               120,495
*    HiPay Group SA.....................................     4,778                36,030
*    ID Logistics Group.................................    13,767             2,460,515
#    Imerys SA..........................................   208,694            11,120,218
     Ingenico Group SA..................................   419,926            35,441,818
     Interparfums SA....................................     6,461               324,091
     IPSOS..............................................   232,649             6,748,261
     Jacquet Metal Service SA...........................    76,405             1,523,784
     Kaufman & Broad SA.................................   119,647             4,773,862
     Korian SA..........................................   371,941            14,972,105
#    Lagardere SCA......................................   778,374            21,199,658
     Lanson-BCC.........................................     8,795               292,106
*    Latecoere SACA.....................................   429,909             1,571,837
     Laurent-Perrier....................................    13,221             1,399,273
     Le Belier..........................................    10,566               393,307
     Lectra.............................................   162,586             3,913,789
     Linedata Services..................................    14,505               453,971
     LISI...............................................   111,918             3,746,405
     LNA Sante SA.......................................    36,391             1,880,592
     Maisons du Monde SA................................   269,238             5,796,985
#    Maisons France Confort SA..........................    15,908               659,316
     Manitou BF SA......................................    60,874             2,002,606
     Manutan International..............................    15,102             1,148,717
     Mersen SA..........................................   122,759             4,368,989
# *  METabolic EXplorer SA..............................   156,395               314,436
     Metropole Television SA............................   285,999             5,676,820
     Mr Bricolage SA....................................    29,965               183,034
     Neopost SA.........................................   287,438             7,050,468
#    Nexans SA..........................................   221,611             7,772,931
     Nexity SA..........................................   296,539            13,870,405
# *  Nicox..............................................   145,865               890,055
     NRJ Group..........................................    81,965               643,839
     Oeneo SA...........................................   172,372             1,964,671

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
FRANCE -- (Continued)
*    OL Groupe SA.......................................    10,735          $     35,854
# *  Onxeo SA...........................................   246,319               226,623
# *  Onxeo SA...........................................    48,958                45,954
# *  Pierre & Vacances SA...............................    29,600               591,880
#    Plastivaloire......................................    52,074               567,347
     PSB Industries SA..................................     8,805               313,604
#    Rallye SA..........................................   156,235             1,819,749
# *  Recylex SA.........................................   102,008               572,640
     Rexel SA........................................... 2,315,771            31,132,984
     Robertet SA........................................     4,305             2,749,318
     Rothschild & Co....................................    95,569             3,288,978
     Rubis SCA..........................................   544,052            29,841,360
     Samse SA...........................................     8,068             1,253,673
     Savencia SA........................................    33,317             2,539,911
     Seche Environnement SA.............................    15,254               518,196
     Societe BIC SA.....................................   180,119            15,516,601
# *  Societe des Bains de Mer et du Cercle des
       Etrangers a Monaco...............................    60,012             3,279,295
     Societe Marseillaise du Tunnel Prado-Carenage SA...     5,211               118,340
     Societe pour l'Informatique Industrielle...........    41,060             1,008,736
# *  SOITEC.............................................   121,539            12,310,006
# *  Solocal Group...................................... 3,930,265             4,181,426
     Somfy SA...........................................   102,875             9,317,897
     Sopra Steria Group.................................   101,694            12,987,925
#    SPIE SA............................................   816,988            15,772,249
# *  SRP Groupe SA......................................    55,158               173,563
*    Stallergenes Greer P.L.C...........................    18,020               742,832
     Stef SA............................................    27,648             2,618,656
     Sword Group........................................    36,122             1,315,396
     Synergie SA........................................    69,728             2,793,605
#    Tarkett SA.........................................   211,769             5,133,243
# *  Technicolor SA..................................... 1,999,083             2,399,205
#    Television Francaise 1.............................   615,411             6,726,875
     TFF Group..........................................    14,788               665,048
#    Thermador Groupe...................................    37,127             2,119,170
     Total Gabon........................................     3,107               543,296
*    Touax SA...........................................     9,530                65,475
     Trigano SA.........................................    54,707             5,245,364
     Union Financiere de France BQE SA..................    18,317               417,862
# *  Vallourec SA....................................... 2,261,226             5,609,586
*    Valneva SE.........................................    29,048               107,247
     Vetoquinol SA......................................    19,343             1,215,203
#    Vicat SA...........................................   120,155             6,354,285
     VIEL & Cie SA......................................   162,802               913,262
     Vilmorin & Cie SA..................................    35,320             1,965,447
*    Virbac SA..........................................    21,012             3,742,859
     Vranken-Pommery Monopole SA........................    21,530               563,034
     XPO Logistics Europe SADIR.........................        33                10,522
                                                                            ------------
TOTAL FRANCE............................................                     681,555,429
                                                                            ------------
GERMANY -- (16.3%)
     7C Solarparken AG..................................    12,773                44,067
     Aareal Bank AG.....................................   455,580            15,935,337
     Adler Modemaerkte AG...............................    47,849               176,752
     ADLER Real Estate AG...............................   245,889             3,536,234
#    ADO Properties SA..................................   220,260            11,577,926
*    ADVA Optical Networking SE.........................   364,431             3,127,944
# *  AIXTRON SE.........................................   549,541             6,362,533
     All for One Group AG...............................     4,222               241,174
#    Allgeier SE........................................    46,014             1,318,978

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
GERMANY -- (Continued)
     Amadeus Fire AG....................................    41,125           $ 5,488,143
     Atoss Software AG..................................     1,333               164,107
     Aurubis AG.........................................   300,477            14,692,200
     Basler AG..........................................    10,445             1,890,342
     Bauer AG...........................................    74,713             1,880,956
     BayWa AG...........................................   106,449             3,137,843
     BayWa AG...........................................       124                 4,448
     Bechtle AG.........................................   225,300            23,193,822
     Bertrandt AG.......................................    42,139             3,288,509
     bet-at-home.com AG.................................    21,796             1,800,949
     Bijou Brigitte AG..................................    22,217             1,099,275
     Bilfinger SE.......................................   240,674             8,900,239
     Borussia Dortmund GmbH & Co. KGaA..................   602,892             5,790,616
     CANCOM SE..........................................   251,598            12,734,341
     Carl Zeiss Meditec AG..............................    20,245             1,991,293
*    CECONOMY AG........................................ 1,011,524             6,794,390
     CENIT AG...........................................    53,174               815,185
     CENTROTEC Sustainable AG...........................    42,180               557,634
     Cewe Stiftung & Co. KGAA...........................    43,060             4,067,587
     comdirect bank AG..................................   217,781             2,538,678
     CompuGroup Medical SE..............................   182,337            12,099,700
     Corestate Capital Holding SA.......................    55,837             2,243,136
     CropEnergies AG....................................   145,642               954,717
     CTS Eventim AG & Co. KGaA..........................   442,453            22,724,048
     Data Modul AG Produktion Und Vertrieb Von
       Elektronischen Systemen..........................    11,455               915,441
*    DEAG Deutsche Entertainment AG.....................    44,855               229,924
     Delticom AG........................................    28,981               221,667
     Deutsche Beteiligungs AG...........................    95,542             3,796,000
     Deutsche EuroShop AG...............................   394,656            11,860,629
     Deutsche Pfandbriefbank AG......................... 1,019,760            14,238,801
     Deutz AG........................................... 1,027,597            10,154,704
*    Dialog Semiconductor P.L.C.........................   621,432            24,176,299
     DIC Asset AG.......................................   435,337             4,776,516
     Diebold Nixdorf AG.................................    32,530             2,195,253
     DMG Mori AG........................................    15,692               809,239
#    Dr Hoenle AG.......................................    35,751             2,257,711
     Draegerwerk AG & Co. KGaA..........................    17,850               833,331
     Duerr AG...........................................   410,542            18,566,328
     Eckert & Ziegler Strahlen- und Medizintechnik AG...    32,518             2,869,432
     EDAG Engineering Group AG..........................    52,516               825,374
     Elmos Semiconductor AG.............................    92,807             2,557,055
#    ElringKlinger AG...................................   204,148             1,548,435
     Energiekontor AG...................................     2,066                35,402
# *  Evotec SE..........................................   793,010            19,792,912
#    Ferratum Oyj.......................................    64,645               873,340
     Fielmann AG........................................   167,571            11,914,163
#    First Sensor AG....................................    44,242             1,187,830
     FORTEC Elektronik AG...............................       372                 8,750
     Francotyp-Postalia Holding AG, Class A.............    55,619               225,600
     Freenet AG.........................................   981,903            23,070,010
     FRIWO AG...........................................       513                13,821
     Fuchs Petrolub SE..................................    74,674             2,981,806
     GEA Group AG.......................................   464,920            13,025,977
     Gerresheimer AG....................................   262,222            19,756,453
     Gesco AG...........................................    56,186             1,627,394
     GFT Technologies SE................................   121,382             1,237,842
     Grand City Properties SA...........................   780,011            18,380,156
     GRENKE AG..........................................    69,704             7,436,222
     H&R GmbH & Co. KGaA................................    70,149               580,616

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
GERMANY -- (Continued)
     Hamburger Hafen und Logistik AG....................   182,979           $ 4,618,730
     Hapag-Lloyd AG.....................................    58,492             1,800,861
     Hawesko Holding AG.................................        52                 2,218
# *  Heidelberger Druckmaschinen AG..................... 1,982,859             3,715,131
     Hella GmbH & Co KGaA...............................   247,008            13,474,074
     Highlight Communications AG........................    98,406               502,765
*    HolidayCheck Group AG..............................   214,527               753,278
     Hornbach Baumarkt AG...............................    33,693               651,299
     Hornbach Holding AG & Co. KGaA.....................    22,731             1,232,323
     Hugo Boss AG.......................................   488,688            34,146,665
     Indus Holding AG...................................   133,474             7,112,259
     Isra Vision AG.....................................   111,249             4,473,433
     IVU Traffic Technologies AG........................    49,140               449,704
     Jenoptik AG........................................   391,123            15,480,134
     K+S AG............................................. 1,567,865            31,925,446
     Kloeckner & Co. SE.................................   575,851             4,051,747
     Koenig & Bauer AG..................................    95,477             4,641,604
     Krones AG..........................................   114,135            10,648,367
     KSB SE & Co. KGaA..................................     3,466             1,286,408
     KWS Saat SE........................................    80,955             5,492,845
     Lanxess AG.........................................   561,292            32,503,778
     LEG Immobilien AG..................................     1,480               172,686
#    Leifheit AG........................................    60,321             1,473,859
#    Leoni AG...........................................   245,460             5,676,005
*    LPKF Laser & Electronics AG........................    79,814               789,166
# *  Manz AG............................................    30,876               858,412
     MasterFlex SE......................................    21,291               155,260
     Mediclin AG........................................    88,966               554,186
# *  Medigene AG........................................    88,650               882,272
     METRO AG...........................................   422,765             7,183,418
     MLP SE.............................................   415,171             2,092,741
     Nemetschek SE......................................   147,899            27,361,339
     Nexus AG...........................................    80,634             2,309,650
*    Nordex SE..........................................   508,398             8,258,383
     Norma Group SE.....................................   237,761            11,242,270
     OHB SE.............................................    38,414             1,537,956
#    OSRAM Licht AG.....................................   537,458            18,485,862
#    Paragon GmbH & Co. KGaA............................    14,660               464,389
     Patrizia Immobilien AG.............................   358,404             7,475,552
# *  Petro Welt Technologies AG.........................    12,774                72,324
     Pfeiffer Vacuum Technology AG......................    56,577             9,510,720
#    PNE AG.............................................   493,007             1,360,748
     Progress-Werk Oberkirch AG.........................     8,558               254,967
     ProSiebenSat.1 Media SE............................ 1,109,960            17,546,858
     PSI Software AG....................................    48,600             1,009,411
     QSC AG.............................................   717,814             1,211,490
*    R Stahl AG.........................................    14,952               422,944
     Rheinmetall AG.....................................   339,164            39,081,174
     RHOEN-KLINIKUM AG..................................   233,180             6,880,436
     RIB Software SE....................................   292,708             5,766,906
*    Rocket Internet SE.................................   497,217            13,136,788
#    S&T AG.............................................   298,480             8,064,481
     SAF-Holland SA.....................................   362,112             4,518,588
     Salzgitter AG......................................   310,376            10,258,300
# *  Schaltbau Holding AG...............................    32,728             1,039,219
#    Schloss Wachenheim AG..............................     8,017               157,929
     Scout24 AG.........................................   271,406            13,998,661
     Secunet Security Networks AG.......................     5,929               726,107
# *  Senvion SA.........................................    31,747                35,436

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
GERMANY -- (Continued)
# *  SGL Carbon SE......................................   276,966          $  2,479,741
# *  Shop Apotheke Europe NV............................    24,231               939,145
     SHW AG.............................................    25,624               594,082
     Siltronic AG.......................................   153,046            15,036,459
     Sixt Leasing SE....................................    62,457               905,636
     Sixt SE............................................    96,696            10,782,818
*    SLM Solutions Group AG.............................     9,386               108,938
#    SMA Solar Technology AG............................    87,177             1,989,542
*    SMT Scharf AG......................................    22,763               330,403
     Softing AG.........................................    26,963               234,515
     Software AG........................................   395,714            15,102,112
     Stabilus SA........................................   170,155             9,495,113
     STRATEC SE.........................................    24,452             1,724,278
     Stroeer SE & Co. KGaA..............................   216,062            14,632,529
     Suedzucker AG......................................   584,233             8,990,963
# *  SUESS MicroTec SE..................................   137,494             1,809,782
     Surteco Group SE...................................    45,548             1,281,161
     Syzygy AG..........................................     2,030                21,006
     TAG Immobilien AG.................................. 1,024,715            23,076,543
     Takkt AG...........................................   199,472             3,139,588
     Technotrans SE.....................................    47,270             1,297,443
*    Tele Columbus AG...................................   296,432               638,370
     TLG Immobilien AG..................................   722,981            21,299,555
# *  Tom Tailor Holding SE..............................   214,000               590,513
     Traffic Systems SE.................................    35,766               559,526
     VERBIO Vereinigte BioEnergie AG....................   147,791             1,282,204
     Vossloh AG.........................................    68,437             3,150,023
     Wacker Chemie AG...................................    89,853             7,898,822
     Wacker Neuson SE...................................   220,998             6,141,748
     Washtec AG.........................................    76,707             6,038,770
     Wuestenrot & Wuerttembergische AG..................   114,555             2,351,079
     XING SE............................................    20,306             7,556,970
     Zeal Network SE....................................    48,021             1,092,577
                                                                            ------------
TOTAL GERMANY...........................................                     989,715,452
                                                                            ------------
IRELAND -- (0.5%)
     C&C Group P.L.C.................................... 1,085,694             4,114,504
     C&C Group P.L.C....................................   399,607             1,512,914
*    Cairn Homes P.L.C..................................   538,940               775,764
     Datalex P.L.C......................................   107,125               110,168
     FBD Holdings P.L.C.................................   125,459             1,249,971
     FBD Holdings P.L.C.................................     2,063                20,902
     Glanbia P.L.C......................................   181,510             3,338,243
     Glanbia P.L.C......................................   700,613            12,930,874
*    IFG Group P.L.C....................................   313,153               760,286
*    Independent News & Media P.L.C..................... 1,939,277               224,215
     Irish Continental Group P.L.C......................   494,297             2,790,834
     Irish Continental Group P.L.C......................   234,200             1,320,384
     Kingspan Group P.L.C...............................    28,055             1,474,964
*    Permanent TSB Group Holdings P.L.C.................   147,302               227,261
     Smurfit Kappa Group P.L.C..........................     2,223                65,188
                                                                            ------------
TOTAL IRELAND...........................................                      30,916,472
                                                                            ------------
ISRAEL -- (2.8%)
     Adgar Investment and Development, Ltd..............     6,982                12,657
*    ADO Group, Ltd.....................................    98,830             2,072,693
     Afcon Holdings, Ltd................................     1,840               101,427
*    Africa Israel Properties, Ltd......................    98,160             2,668,819

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
ISRAEL -- (Continued)
     Africa Israel Residences, Ltd......................     2,237           $   43,138
*    Airport City, Ltd..................................   462,195            7,675,252
*    Albaad Massuot Yitzhak, Ltd........................     2,660               21,684
*    Allot, Ltd.........................................   186,140            1,396,795
#    Alony Hetz Properties & Investments, Ltd...........   589,102            7,179,280
#    Alrov Properties and Lodgings, Ltd.................    49,177            1,766,428
     Amot Investments, Ltd..............................   698,200            4,116,367
     Arad, Ltd..........................................    15,796              204,782
*    Arko Holdings, Ltd................................. 1,440,389              593,238
     Ashtrom Group, Ltd.................................    59,873              392,343
     Ashtrom Properties, Ltd............................   193,644              971,928
     AudioCodes, Ltd....................................   178,789            2,585,039
#    Avgol Industries 1953, Ltd.........................   468,925              502,513
*    Azorim-Investment Development & Construction Co.,
       Ltd..............................................   434,861              519,905
     Bayside Land Corp..................................     6,295            3,088,077
     Bet Shemesh Engines Holdings 1997, Ltd.............    15,850              402,252
     Bezeq The Israeli Telecommunication Corp., Ltd.....   334,360              228,726
     Big Shopping Centers, Ltd..........................    32,063            2,245,301
# *  BioLine RX, Ltd....................................    96,617               38,963
     Blue Square Real Estate, Ltd.......................    35,391            1,401,099
*    Bonus Biogroup, Ltd................................   613,036               85,401
*    Brack Capital Properties NV........................    17,815            1,879,648
#    Brainsway, Ltd.....................................    46,759              257,044
     Camtek, Ltd........................................   106,833            1,110,923
#    Carasso Motors, Ltd................................    94,524              455,470
     Castro Model, Ltd..................................       145                2,780
*    Cellcom Israel, Ltd................................   379,471            1,588,957
*    Ceragon Networks, Ltd..............................   266,244            1,019,715
*    Clal Biotechnology Industries, Ltd.................   182,384              148,619
*    Clal Insurance Enterprises Holdings, Ltd...........   173,588            2,409,915
     Cohen Development & Industrial Buildings, Ltd......     3,184               85,911
# *  Compugen, Ltd......................................   192,244              666,577
     Danel Adir Yeoshua, Ltd............................    21,382            1,249,208
     Delek Automotive Systems, Ltd......................   222,032            1,000,125
     Delek Group, Ltd...................................     6,139            1,169,095
#    Delta-Galil Industries, Ltd........................    71,758            2,167,639
     Dexia Israel Bank, Ltd.............................     1,031              203,553
#    Direct Insurance Financial Investments, Ltd........   111,207            1,251,673
     Dor Alon Energy in Israel 1988, Ltd................     9,069              149,759
# *  El Al Israel Airlines..............................   979,163              246,300
#    Electra Consumer Products 1970, Ltd................    43,078              568,697
     Electra, Ltd.......................................    12,443            3,407,946
*    Elron Electronic Industries, Ltd...................    92,425              225,776
# *  Energix-Renewable Energies, Ltd....................   757,422            1,338,695
# *  Enlight Renewable Energy, Ltd...................... 2,163,770            1,410,765
*    Equital, Ltd.......................................   110,847            3,306,168
*    Evogene, Ltd.......................................    79,189              162,476
*    First International Bank Of Israel, Ltd............    47,441            1,192,229
     FMS Enterprises Migun, Ltd.........................    19,186              529,672
# *  Foresight Autonomous Holdings, Ltd.................   172,589               46,266
     Formula Systems 1985, Ltd..........................    62,629            2,991,249
     Fox Wizel, Ltd.....................................    57,012            1,607,299
     Gilat Satellite Networks, Ltd......................   225,761            2,015,380
     Hadera Paper, Ltd..................................    24,065            1,723,529
#    Hamlet Israel-Canada, Ltd..........................    32,722              715,369
     Harel Insurance Investments & Financial Services,
       Ltd..............................................   796,762            5,972,845
     Hilan, Ltd.........................................    95,929            2,647,015
     IDI Insurance Co., Ltd.............................    44,710            2,088,923
*    Industrial Buildings Corp., Ltd....................   996,271            1,727,214

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
ISRAEL -- (Continued)
#    Inrom Construction Industries, Ltd.................    359,992          $  1,320,822
     Intec Pharma, Ltd..................................     24,773               151,115
# *  Intercure, Ltd.....................................     33,315                94,112
     Israel Canada T.R, Ltd.............................      2,330                 2,644
     Israel Land Development - Urban Renewal, Ltd.......     29,765               275,358
     Isras Investment Co., Ltd..........................      5,066               734,211
     Issta Lines, Ltd...................................     11,573               206,919
# *  Kamada, Ltd........................................    204,692             1,195,265
     Kenon Holdings, Ltd................................    101,622             1,994,993
     Kerur Holdings, Ltd................................     30,969               813,642
     Klil Industries, Ltd...............................      5,406               444,543
     Maabarot Products, Ltd.............................     25,295               285,643
#    Magic Software Enterprises, Ltd....................    127,159             1,237,694
     Matrix IT, Ltd.....................................    238,821             3,183,164
#    Maytronics, Ltd....................................    279,074             1,895,377
     Mediterranean Towers, Ltd..........................    291,699               553,914
     Mega Or Holdings, Ltd..............................     77,313             1,014,246
     Meitav Dash Investments, Ltd.......................     91,774               288,390
     Melisron, Ltd......................................     79,406             4,012,863
     Menora Mivtachim Holdings, Ltd.....................    181,505             2,336,422
     Migdal Insurance & Financial Holding, Ltd..........  2,398,189             2,488,750
     Minrav Holdings, Ltd...............................        263                34,350
     Mivtach Shamir Holdings, Ltd.......................     23,078               417,677
     Naphtha Israel Petroleum Corp., Ltd................    241,939             1,469,879
#    Nawi Brothers, Ltd.................................     98,368               576,409
     Neto ME Holdings, Ltd..............................      8,982               766,688
*    Nova Measuring Instruments, Ltd....................    176,385             4,937,244
     NR Spuntech Industries, Ltd........................     76,176               212,121
*    Oil Refineries, Ltd................................ 10,199,710             5,010,534
     One Software Technologies, Ltd.....................        552                25,939
     OPC Energy, Ltd....................................     17,219               115,299
*    Partner Communications Co., Ltd....................    816,972             3,693,883
     Paz Oil Co., Ltd...................................     56,718             8,268,631
*    Perion Network, Ltd................................      5,485                15,981
     Phoenix Holdings, Ltd. (The).......................    555,047             3,168,522
     Plasson Industries, Ltd............................     20,285               861,377
     Rami Levy Chain Stores Hashikma Marketing 2006,
       Ltd..............................................     50,072             2,616,614
# *  Redhill Biopharma, Ltd.............................    572,172               450,424
#    Scope Metals Group, Ltd............................     46,613             1,244,621
#    Shapir Engineering and Industry, Ltd...............    581,522             2,095,313
# *  Shikun & Binui, Ltd................................  1,298,894             3,360,235
     Shufersal, Ltd.....................................    846,453             5,628,709
     Summit Real Estate Holdings, Ltd...................    190,940             1,739,436
*    Suny Cellular Communication, Ltd...................    473,129               283,775
#    Tadiran Holdings, Ltd..............................     14,981               413,957
*    Tower Semiconductor, Ltd...........................    327,213             5,971,700
# *  Union Bank of Israel...............................    199,952               966,637
     YH Dimri Construction & Development, Ltd...........      1,529                28,362
                                                                             ------------
TOTAL ISRAEL............................................                      169,958,935
                                                                             ------------
ITALY -- (9.6%)
# *  A.S. Roma SpA......................................    856,401               524,737
     A2A SpA............................................  9,147,046            15,308,821
     ACEA SpA...........................................    406,026             7,383,756
*    Aeffe SpA..........................................    264,395               875,324
     Amplifon SpA.......................................    570,479            10,974,806
     Anima Holding SpA..................................  1,796,542             7,159,961
#    Aquafil SpA........................................     65,942               716,888
*    Arnoldo Mondadori Editore SpA......................  1,200,844             2,300,902

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
ITALY -- (Continued)
     Ascopiave SpA......................................     533,953           $ 2,298,421
# *  Astaldi SpA........................................     116,542                91,144
     Autogrill SpA......................................     958,111             9,310,828
     Autostrade Meridionali SpA.........................       3,917               135,073
     Avio SpA...........................................      73,979             1,049,759
#    Azimut Holding SpA.................................     909,734            18,396,292
#    B&C Speakers SpA...................................      18,289               242,917
# *  Banca Carige SpA................................... 148,414,098               183,107
     Banca Farmafactoring SpA...........................     600,801             3,548,077
     Banca Finnat Euramerica SpA........................     616,149               232,835
     Banca Generali SpA.................................     422,144            11,927,642
     Banca IFIS SpA.....................................     158,534             2,738,122
     Banca Mediolanum SpA...............................     293,114             2,152,849
# *  Banca Monte dei Paschi di Siena SpA................     213,039               323,730
     Banca Popolare di Sondrio SCPA.....................   3,145,191             8,562,240
     Banca Profilo SpA..................................   1,814,636               340,723
#    Banca Sistema SpA..................................     331,868               624,874
# *  Banco BPM SpA......................................  12,445,367            29,626,415
#    Banco di Desio e della Brianza SpA.................     238,796               545,164
     BasicNet SpA.......................................     164,744             1,008,438
     BE.................................................     564,587               671,279
     Biesse SpA.........................................      88,272             1,967,053
#    BPER Banca.........................................   3,576,937            17,197,492
#    Brembo SpA.........................................   1,149,779            15,124,401
     Brunello Cucinelli SpA.............................     245,252             8,916,347
#    Buzzi Unicem SpA...................................     616,834            13,752,703
     Cairo Communication SpA............................     546,490             2,255,733
#    Carraro SpA........................................     162,374               430,607
     Cembre SpA.........................................      17,131               442,731
     Cementir Holding SpA...............................     357,880             2,598,832
     Cerved Group SpA...................................   1,380,566            13,492,487
     CIR-Compagnie Industriali Riunite SpA..............   2,650,178             3,262,774
     Credito Emiliano SpA...............................     577,631             3,299,940
*    Credito Valtellinese SpA...........................  46,943,662             3,779,995
# *  d'Amico International Shipping SA..................   2,577,810               262,340
     Danieli & C Officine Meccaniche SpA................      91,752             1,869,653
     Datalogic SpA......................................     126,734             3,007,740
     De' Longhi SpA.....................................     420,811            10,786,534
     DeA Capital SpA....................................     778,374             1,355,080
     DiaSorin SpA.......................................     161,158            15,754,301
     doBank SpA.........................................      60,673               856,954
     El.En. SpA.........................................      17,150               348,466
# *  Elica SpA..........................................     109,441               286,295
     Emak SpA...........................................     388,913               593,498
     Enav SpA...........................................   1,325,433             7,238,055
# *  ePrice SpA.........................................      99,656               156,195
     ERG SpA............................................     420,457             7,767,205
#    Esprinet SpA.......................................     235,490               960,144
# *  Eurotech SpA.......................................     276,627             1,181,744
# *  Exprivia SpA.......................................     109,673               148,295
     Falck Renewables SpA...............................     988,254             3,536,128
*    Fiera Milano SpA...................................     171,549               901,129
#    Fila SpA...........................................     141,852             2,203,468
*    Fincantieri SpA....................................   3,883,790             4,755,830
     FNM SpA............................................   1,231,913               704,108
# *  GEDI Gruppo Editoriale SpA.........................     927,122               358,232
#    Gefran SpA.........................................      37,987               327,393
#    Geox SpA...........................................     604,392             1,126,497
     Gruppo MutuiOnline SpA.............................     166,775             3,226,494

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
ITALY -- (Continued)
*    Guala Closures SpA.................................    12,688          $     94,316
     Hera SpA........................................... 6,378,888            22,707,242
#    IMA Industria Macchine Automatiche SpA.............   126,854             9,975,273
# *  IMMSI SpA.......................................... 1,338,219               794,523
     Infrastrutture Wireless Italiane SpA...............     6,937                57,501
*    Intek Group SpA.................................... 1,988,417               714,805
     Interpump Group SpA................................   548,784            20,636,609
     Iren SpA........................................... 5,007,895            11,712,772
     Italgas SpA........................................ 3,818,401            23,851,645
     Italmobiliare SpA..................................    54,033             1,203,038
     IVS Group SA.......................................    56,191               677,876
# *  Juventus Football Club SpA......................... 3,178,690             4,502,210
     La Doria SpA.......................................    80,464               734,068
#    Maire Tecnimont SpA................................ 1,175,046             4,204,580
     MARR SpA...........................................   233,653             5,675,184
     Massimo Zanetti Beverage Group SpA.................    65,668               452,286
# *  Mediaset SpA....................................... 3,820,606            12,719,171
# *  Openjobmetis SpA agenzia per il lavoro.............    63,025               529,889
# *  OVS SpA............................................   977,759             2,040,330
     Piaggio & C SpA.................................... 1,436,521             3,969,166
     Prima Industrie SpA................................    32,468               735,109
     Prysmian SpA.......................................   144,791             2,795,694
     RAI Way SpA........................................   537,647             2,829,638
     Reno de Medici SpA................................. 1,282,618             1,015,817
     Reply SpA..........................................   147,345             9,604,524
#    Retelit SpA........................................   812,002             1,388,641
# *  Rizzoli Corriere Della Sera Mediagroup SpA......... 1,132,439             1,646,544
     Sabaf SpA..........................................    49,948               877,234
     SAES Getters SpA...................................    58,626             1,419,588
# *  Safilo Group SpA...................................   233,748               247,526
*    Saipem SpA......................................... 5,016,428            25,445,731
#    Salini Impregilo SpA............................... 1,282,257             2,677,625
     Salvatore Ferragamo SpA............................   377,547             8,565,724
     Saras SpA.......................................... 4,486,402             8,015,415
     Servizi Italia SpA.................................    62,874               277,687
     Sesa SpA...........................................    54,398             1,693,602
     Societa Cattolica di Assicurazioni SC.............. 1,205,206            11,228,919
     Societa Iniziative Autostradali e Servizi SpA......   628,235            10,358,615
# *  Sogefi SpA.........................................   332,859               528,123
#    SOL SpA............................................   169,975             2,286,271
#    Tamburi Investment Partners SpA....................   802,919             5,723,338
     Technogym SpA......................................   653,410             8,018,112
*    Tinexta S.p.A......................................   119,871             1,526,992
# *  Tiscali SpA........................................ 9,160,788               150,237
#    Tod's SpA..........................................    73,658             3,622,398
# *  TREVI - Finanziaria Industriale SpA................   509,518               171,819
#    TXT e-solutions SpA................................    34,904               368,274
     Unieuro SpA........................................    45,290               748,446
#    Unione di Banche Italiane SpA...................... 7,724,232            24,114,133
     Unipol Gruppo SpA.................................. 3,241,237            16,511,324
#    UnipolSai Assicurazioni SpA........................   348,889               956,028
     Zignago Vetro SpA..................................   198,723             2,535,138
                                                                            ------------
TOTAL ITALY.............................................                     580,824,747
                                                                            ------------
NETHERLANDS -- (6.0%)
#    Aalberts NV........................................   686,058            26,992,853
#    Accell Group NV....................................   154,132             4,394,728
*    AFC Ajax NV........................................    13,955               306,328
# *  Altice Europe NV................................... 4,683,910            14,864,149

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
NETHERLANDS -- (Continued)
*    Altice Europe NV, Class B..........................   159,363          $    503,438
#    AMG Advanced Metallurgical Group NV................   184,488             5,608,998
#    Amsterdam Commodities NV...........................   117,896             2,687,635
     APERAM SA..........................................   390,560            12,049,096
#    Arcadis NV.........................................   500,819             9,463,267
# *  Argenx SE..........................................     2,413               309,073
     ASM International NV...............................   328,973            22,429,178
*    Basic-Fit NV.......................................   166,836             5,921,962
#    BE Semiconductor Industries NV.....................   589,568            16,982,847
# *  Beter Bed Holding NV...............................    22,883               112,209
     BinckBank NV.......................................   388,322             2,755,569
#    Boskalis Westminster...............................   653,419            17,933,132
#    Brunel International NV............................   155,662             2,525,954
#    Corbion NV.........................................   400,740            12,819,624
#    Flow Traders.......................................   226,049             6,478,071
#    ForFarmers NV......................................   213,722             1,827,368
# *  Fugro NV...........................................   597,586             5,446,469
#    GrandVision NV.....................................   216,926             4,881,607
*    Heijmans NV........................................   163,686             1,858,487
     Hunter Douglas NV..................................    24,041             1,698,443
     IMCD NV............................................   340,422            27,524,564
#    Intertrust NV......................................   455,266             8,653,925
     KAS Bank NV........................................    99,500             1,391,971
#    Kendrion NV........................................   103,326             2,536,165
     Koninklijke BAM Groep NV........................... 1,876,205             9,162,296
     Koninklijke Vopak NV...............................   186,634             8,333,775
# *  Lucas Bols NV......................................    20,321               353,737
     Nederland Apparatenfabriek.........................    33,193             1,852,312
# *  OCI NV.............................................   340,695             9,895,105
#    Ordina NV..........................................   673,792             1,442,586
#    PostNL NV.......................................... 3,007,302             7,800,799
     SBM Offshore NV.................................... 1,376,758            25,547,688
#    SIF Holding NV.....................................    35,317               417,663
     Signify NV.........................................   712,323            21,376,410
     Sligro Food Group NV...............................   166,919             6,100,342
# *  Takeaway.com NV....................................   233,901            20,160,199
     TKH Group NV.......................................   264,245            14,217,173
# *  TomTom NV..........................................   970,108             8,385,554
     Van Lanschot Kempen NV.............................    77,449             2,016,761
#    Wessanen...........................................   484,021             6,284,000
                                                                            ------------
TOTAL NETHERLANDS.......................................                     364,303,510
                                                                            ------------
NORWAY -- (2.5%)
     ABG Sundal Collier Holding ASA..................... 2,436,095             1,215,566
     AF Gruppen ASA.....................................    65,387             1,164,552
*    Akastor ASA........................................ 1,077,318             1,665,865
*    Aker Solutions ASA................................. 1,116,886             5,734,076
     American Shipping Co. ASA..........................   195,707               775,041
# *  Archer, Ltd........................................   745,010               480,063
     Arendals Fossekompani A.S..........................        90                30,638
#    Atea ASA...........................................   515,668             7,371,604
     Austevoll Seafood ASA..............................   189,139             2,203,444
*    Avance Gas Holding, Ltd............................   403,745             1,151,464
# *  Axactor SE.........................................   845,257             2,062,876
#    B2Holding ASA......................................   927,595             1,435,444
     Bakkafrost P/F.....................................     1,828                93,892
     Bonheur ASA........................................   140,320             2,252,180
     Borregaard ASA.....................................   705,375             7,160,919
# *  BW LPG, Ltd........................................   723,962             3,332,818

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
NORWAY -- (Continued)
*    BW Offshore, Ltd...................................    837,993          $  4,672,168
     Data Respons ASA...................................     14,736                52,994
     DNO ASA............................................  3,966,806             9,005,924
# *  DOF ASA............................................    847,189               465,438
     Entra ASA..........................................     43,246               627,696
     Europris ASA.......................................  1,190,528             3,720,396
*    FLEX LNG, Ltd......................................    152,258             2,097,167
# *  Frontline, Ltd.....................................    567,154             4,710,436
# *  Funcom NV..........................................    448,602               835,315
     Grieg Seafood ASA..................................    372,209             4,300,239
*    Hexagon Composites ASA.............................    624,367             2,942,337
     Hoegh LNG Holdings, Ltd............................    261,397             1,189,832
# *  IDEX ASA...........................................    506,708               203,550
     Itera ASA..........................................     10,713                10,586
*    Kongsberg Automotive ASA...........................  2,171,519             1,994,527
     Kongsberg Gruppen ASA..............................     69,528             1,007,928
     Kvaerner ASA.......................................  1,605,790             2,235,351
     Magnora ASA........................................    220,956               205,124
# *  NEL ASA............................................  8,250,620             6,933,326
# *  Next Biometrics Group A.S..........................     13,526                13,148
# *  Nordic Nanovector ASA..............................    328,770             1,755,127
# *  Nordic Semiconductor ASA...........................    943,456             4,496,034
#    Norway Royal Salmon ASA............................     92,921             2,009,933
# *  Norwegian Air Shuttle ASA..........................    490,935             2,057,252
*    Norwegian Finans Holding ASA.......................    548,148             4,516,630
     Norwegian Property ASA.............................    817,711             1,007,334
#    Ocean Yield ASA....................................    347,647             2,642,147
# *  Odfjell Drilling, Ltd..............................    624,875             2,166,852
     Odfjell SE, Class A................................    137,586               450,541
     Olav Thon Eiendomsselskap ASA......................    111,765             2,058,992
*    Otello Corp. ASA...................................    367,975               634,702
# *  Panoro Energy ASA..................................    321,667               628,095
*    Petroleum Geo-Services ASA.........................  2,204,670             4,893,929
# *  PhotoCure ASA......................................    106,211               607,004
*    Prosafe SE.........................................    319,687               602,639
# *  Protector Forsikring ASA...........................    428,366             2,908,062
*    Q-Free ASA.........................................    179,836               164,596
# *  REC Silicon ASA.................................... 15,518,466             1,256,853
     Sbanken ASA........................................    442,522             4,355,677
#    Scatec Solar ASA...................................    570,555             5,419,729
     Selvaag Bolig ASA..................................    296,654             1,684,182
     Solon Eiendom ASA..................................     56,855               258,939
# *  Solstad Offshore ASA...............................    675,336               106,673
     Spectrum ASA.......................................    248,097             1,604,422
     Stolt-Nielsen, Ltd.................................    188,039             2,356,844
# *  Thin Film Electronics ASA..........................  2,062,851                56,602
     Tomra Systems ASA..................................     75,820             2,287,380
     Treasure ASA.......................................    306,583               507,045
     Veidekke ASA.......................................    710,316             7,948,267
#    Wallenius Wilhelmsen ASA...........................    105,450               374,471
     Wilh Wilhelmsen Holding ASA, Class A...............     68,304             1,234,463
#    XXL ASA............................................    234,858               716,880
                                                                             ------------
TOTAL NORWAY............................................                      149,122,220
                                                                             ------------
PORTUGAL -- (1.2%)
     Altri SGPS SA......................................    569,324             4,463,668
*    Banco Comercial Portugues SA, Class R.............. 64,683,272            18,156,134
#    CTT-Correios de Portugal SA........................  1,106,710             3,138,342
     Ibersol SGPS SA....................................     36,721               326,939

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
PORTUGAL -- (Continued)
# *  Mota-Engil SGPS SA.................................    760,385           $ 2,027,051
     Navigator Co. SA (The).............................  2,015,028             8,910,020
     NOS SGPS SA........................................  2,046,029            13,751,048
     Novabase SGPS SA...................................     72,649               203,979
     REN - Redes Energeticas Nacionais SGPS SA..........  3,152,817             9,024,552
     Semapa-Sociedade de Investimento e Gestao..........    174,523             2,863,479
     Sonae Capital SGPS SA..............................    789,547               808,553
     Sonae SGPS SA......................................  6,828,206             7,618,044
# *  Teixeira Duarte SA.................................    797,539               130,289
                                                                              -----------
TOTAL PORTUGAL..........................................                       71,422,098
                                                                              -----------
SPAIN -- (5.4%)
     Acciona SA.........................................    206,462            23,945,626
     Acerinox SA........................................  1,257,724            13,099,763
# *  Adveo Group International SA.......................     84,445                34,457
     Alantra Partners SA................................     58,864             1,022,912
     Almirall SA........................................    472,247             7,620,737
# *  Amper SA...........................................  6,171,198             1,848,501
     Applus Services SA.................................    915,222            11,501,508
#    Atresmedia Corp. de Medios de Comunicacion SA......    609,294             3,290,995
     Azkoyen SA.........................................     67,253               598,483
     Bolsas y Mercados Espanoles SHMSF SA...............    501,422            14,242,387
     Cellnex Telecom SA.................................    981,389            30,230,783
     Cia de Distribucion Integral Logista Holdings SA...    363,381             8,621,181
     CIE Automotive SA..................................    504,560            14,101,111
     Construcciones y Auxiliar de Ferrocarriles SA......    129,944             6,128,396
# *  Deoleo SA..........................................  2,541,069               160,128
#    Distribuidora Internacional de Alimentacion SA.....  3,849,981             2,682,347
# *  Duro Felguera SA................................... 16,320,605               223,763
#    Ebro Foods SA......................................    533,238            11,255,565
# *  eDreams ODIGEO SA..................................    408,701             1,433,319
     Elecnor SA.........................................    200,108             2,653,860
     Ence Energia y Celulosa SA.........................  1,139,858             6,141,898
     Ercros SA..........................................    793,840             2,709,674
     Euskaltel SA.......................................    530,684             4,986,524
     Faes Farma SA......................................  1,982,309             9,097,838
*    Fluidra SA.........................................    357,448             3,910,568
*    Fomento de Construcciones y Contratas SA...........    303,000             3,715,367
*    Global Dominion Access SA..........................    710,368             3,798,046
     Grupo Catalana Occidente SA........................    247,676             9,348,105
*    Grupo Empresarial San Jose SA......................    153,495             1,317,879
# *  Grupo Ezentis SA...................................  1,683,706             1,009,087
     Iberpapel Gestion SA...............................     46,287             1,604,972
*    Indra Sistemas SA..................................    859,495            10,136,579
     Laboratorios Farmaceuticos Rovi SA.................     72,405             1,495,837
*    Liberbank SA....................................... 13,599,029             6,032,831
*    Masmovil Ibercom SA................................    320,134             7,018,171
#    Mediaset Espana Comunicacion SA....................  1,072,499             8,317,347
     Melia Hotels International SA......................    793,796             7,867,926
     Miquel y Costas & Miquel SA........................    145,855             2,588,109
# *  Natra SA...........................................    244,091               245,843
#    Obrascon Huarte Lain SA............................    926,681             1,134,727
     Parques Reunidos Servicios Centrales SAU, Class C..     45,336               705,368
*    Pharma Mar SA......................................  1,334,762             3,161,490
     Prim SA............................................     39,523               498,831
# *  Promotora de Informaciones SA, Class A.............  2,378,213             4,342,386
     Prosegur Cia de Seguridad SA.......................  1,802,082             9,377,249
*    Quabit Inmobiliaria SA.............................    822,731             1,133,626
*    Realia Business SA.................................  1,782,137             1,900,179

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SPAIN -- (Continued)
     Renta 4 Banco SA...................................       442          $      3,762
#    Sacyr S.A.......................................... 3,110,695             7,637,000
# *  Solaria Energia y Medio Ambiente SA................   395,783             2,311,016
*    Talgo SA...........................................   644,045             4,254,412
     Tecnicas Reunidas SA...............................   202,691             6,053,277
     Telepizza Group SA.................................   141,409               953,438
#    Tubacex SA.........................................   799,622             2,485,564
# *  Tubos Reunidos SA..................................   785,848               202,013
     Unicaja Banco SA................................... 1,813,219             2,089,437
     Vidrala SA.........................................   110,249            10,352,833
     Viscofan SA........................................   281,337            16,925,293
*    Vocento SA.........................................   352,577               553,581
     Zardoya Otis SA.................................... 1,139,409             9,209,422
                                                                            ------------
TOTAL SPAIN.............................................                     331,323,327
                                                                            ------------
SWEDEN -- (7.2%)
*    AcadeMedia AB......................................   300,778             1,711,572
     AddLife AB, Class B................................   106,038             2,844,744
     AddNode Group AB...................................    66,817             1,016,912
     AddTech AB, Class B................................   371,039             9,024,731
#    AF POYRY AB, Class B...............................   691,852            12,907,225
#    Alimak Group AB....................................   246,227             4,130,060
*    Arise AB...........................................    36,861                78,323
     Arjo AB, Class B...................................   632,168             2,346,754
     Atrium Ljungberg AB, Class B.......................   227,594             3,714,847
#    Attendo AB.........................................   668,745             3,643,950
     Avanza Bank Holding AB.............................   813,250             6,513,796
     BE Group AB........................................    27,710               123,761
     Beijer Alma AB.....................................   282,817             3,976,799
*    Beijer Electronics Group AB........................    91,696               525,728
     Beijer Ref AB......................................   441,215             9,333,355
     Bergman & Beving AB................................   187,937             2,005,763
     Besqab AB..........................................    21,962               204,816
     Betsson AB.........................................   985,787             7,482,873
     Bilia AB, Class A..................................   648,517             5,565,535
#    BillerudKorsnas AB.................................   268,265             3,646,758
     BioGaia AB, Class B................................   122,115             5,923,870
     Biotage AB.........................................   460,673             6,251,585
     Bjorn Borg AB......................................    99,769               297,447
     Bonava AB..........................................    12,198               154,404
#    Bonava AB, Class B.................................   443,063             5,642,198
     Bravida Holding AB.................................   773,585             6,775,490
     Bufab AB...........................................   209,370             2,374,275
#    Bulten AB..........................................   119,933             1,014,125
     Bure Equity AB.....................................   451,708             8,397,665
# *  Byggmax Group AB...................................   369,474             1,651,113
     Catena AB..........................................   148,096             3,811,662
# *  Cavotec SA.........................................    79,682                98,898
#    Clas Ohlson AB, Class B............................   148,783             1,236,032
     Cloetta AB, Class B................................ 1,644,759             5,023,545
*    CLX Communications AB..............................    27,728               355,996
*    Collector AB.......................................   140,712               785,968
     Concentric AB......................................   370,992             5,948,927
     Coor Service Management Holding AB.................   232,307             2,008,198
     Corem Property Group AB............................   163,626               236,822
     Dedicare AB, Class B...............................    20,550               105,395
     Dios Fastigheter AB................................   842,290             5,996,190
#    Dometic Group AB...................................   801,797             7,325,024
*    Doro AB............................................   155,569               621,647

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SWEDEN -- (Continued)
#    Duni AB............................................   218,979           $ 2,703,498
#    Dustin Group AB....................................   447,207             4,008,369
     Eastnine AB........................................   126,421             1,442,476
     Elanders AB, Class B...............................    54,920               517,451
# *  Eltel AB...........................................   192,132               383,391
*    Enea AB............................................    83,607             1,348,213
     eWork Group AB.....................................    32,666               290,302
#    Fagerhult AB.......................................   211,351             1,805,249
#    Fenix Outdoor International AG.....................    18,629             1,886,535
# *  Fingerprint Cards AB, Class B......................   634,700               933,423
     Granges AB.........................................   548,678             5,957,257
     Gunnebo AB.........................................   175,854               465,977
     Haldex AB..........................................   234,732             1,804,813
     Heba Fastighets AB, Class B........................    64,591             1,030,145
*    Hembla AB..........................................   141,182             2,670,186
     Hemfosa Fastigheter AB............................. 1,370,174            11,338,714
     Hiq International AB...............................   134,926                47,593
     HIQ International AB...............................   131,912               741,993
#    HMS Networks AB....................................   122,484             2,230,255
     Hoist Finance AB...................................   445,011             2,025,164
     Holmen AB, Class B.................................   121,708             2,559,520
     Humana AB..........................................    49,221               311,377
     Indutrade AB.......................................    92,355             2,823,728
     Inwido AB..........................................   356,017             2,350,093
#    JM AB..............................................   535,651            10,203,207
     KappAhl AB.........................................   488,702               893,897
     Kindred Group P.L.C................................ 1,152,560            10,065,005
#    Klovern AB, Class B................................ 4,139,138             5,601,926
     KNOW IT AB.........................................   201,190             4,740,987
     Kungsleden AB...................................... 1,447,681            10,999,677
     Lagercrantz Group AB, Class B......................   464,919             5,663,408
     Lindab International AB............................   605,276             6,827,494
     Loomis AB, Class B.................................   400,228            14,807,340
# *  Medivir AB, Class B................................   169,635               314,196
#    Mekonomen AB.......................................   282,646             2,065,365
     Modern Times Group MTG AB, Class B.................   110,530             1,428,047
     Momentum Group AB, Class B.........................   180,501             1,866,312
# *  MQ Holding AB......................................    25,122                11,307
     Mycronic AB........................................   476,989             6,696,710
     Nederman Holding AB................................    29,566               373,593
# *  Net Insight AB, Class B............................ 1,129,868               247,586
     NetEnt AB.......................................... 1,474,929             4,687,576
     New Wave Group AB, Class B.........................   436,499             3,143,500
     Nobia AB...........................................   838,070             5,266,385
     Nobina AB..........................................   719,169             4,617,549
     Nolato AB, Class B.................................   174,895             8,117,239
     Nordic Waterproofing Holding A.S...................    53,122               512,914
     NP3 Fastigheter AB.................................   141,534             1,116,762
*    Nyfosa AB.......................................... 1,212,212             7,217,382
     OEM International AB, Class B......................    46,319             1,047,472
     Opus Group AB...................................... 1,440,504               758,480
     Oriflame Holding AG................................   241,499             4,981,215
     Peab AB............................................ 1,265,537            11,575,839
     Platzer Fastigheter Holding AB, Class B............   236,965             1,932,455
#    Pricer AB, Class B.................................   884,404             1,144,991
     Proact IT Group AB.................................    60,384             1,609,694
*    Qliro Group AB.....................................   819,636             1,061,649
     Ratos AB, Class B.................................. 1,226,956             2,787,216
# *  RaySearch Laboratories AB..........................   155,570             1,976,957

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SWEDEN -- (Continued)
# *  Recipharm AB, Class B..............................   323,845          $  4,632,757
     Resurs Holding AB..................................   564,295             3,493,234
     Rottneros AB.......................................   704,234             1,070,498
     Sagax AB, Class B..................................   156,242             2,752,903
*    SAS AB............................................. 2,103,222             3,835,925
     Scandi Standard AB.................................   389,635             2,671,641
     Scandic Hotels Group AB............................   466,040             4,338,421
#    Sectra AB, Class B.................................   104,792             3,551,307
     Semcon AB..........................................   115,027               701,448
*    Sensys Gatso Group AB.............................. 2,274,070               383,280
     SkiStar AB.........................................   330,885             4,001,472
#    Sweco AB, Class B..................................   299,211             7,636,653
     Systemair AB.......................................    84,050             1,017,834
     Thule Group AB.....................................   742,478            17,296,696
#    Troax Group AB.....................................    62,703             2,245,735
     VBG Group AB, Class B..............................    26,108               428,265
     Vitrolife AB.......................................   389,509             8,200,189
     Wallenstam AB, Class B.............................   615,562             5,923,934
#    Wihlborgs Fastigheter AB........................... 1,068,982            14,222,425
                                                                            ------------
TOTAL SWEDEN............................................                     439,276,449
                                                                            ------------
SWITZERLAND -- (10.9%)
     Allreal Holding AG.................................   103,332            16,488,981
*    Alpiq Holding AG...................................     7,272               504,140
     ALSO Holding AG....................................    41,139             5,162,523
#    ams AG.............................................   285,353            12,045,395
     APG SGA SA.........................................     8,652             2,476,922
#    Arbonia AG.........................................   328,378             3,545,725
*    Aryzta AG.......................................... 5,645,125             8,441,100
     Ascom Holding AG...................................   232,217             3,168,397
#    Autoneum Holding AG................................    20,419             2,703,434
     Bachem Holding AG, Class B.........................     3,538               451,927
#    Banque Cantonale de Geneve.........................     9,148             1,805,158
     Banque Cantonale du Jura SA........................     4,071               227,206
     Banque Cantonale Vaudoise..........................     7,626             6,021,290
     Belimo Holding AG..................................     2,959            15,545,362
     Bell Food Group AG.................................    12,884             3,710,963
     Bellevue Group AG..................................    55,759             1,101,685
     Berner Kantonalbank AG.............................    28,221             6,594,632
#    BFW Liegenschaften AG..............................     2,894               122,994
     BKW AG.............................................   143,339             9,138,969
#    Bobst Group SA.....................................    60,527             4,344,922
     Bossard Holding AG, Class A........................    42,302             6,897,600
     Bucher Industries AG...............................    52,624            17,850,126
     Burckhardt Compression Holding AG..................    11,896             3,590,787
     Burkhalter Holding AG..............................    28,526             2,193,967
     Calida Holding AG..................................    29,555               916,525
     Carlo Gavazzi Holding AG...........................     2,376               612,039
     Cembra Money Bank AG...............................   208,404            19,354,771
     Cham Group AG......................................     2,461             1,006,660
     Cicor Technologies, Ltd............................    14,473               844,323
     Cie Financiere Tradition SA........................    10,069             1,069,496
     Coltene Holding AG.................................    25,919             2,555,154
     Conzzeta AG........................................     9,126             7,869,916
     COSMO Pharmaceuticals NV...........................       313                29,527
     Daetwyler Holding AG...............................    46,131             7,153,046
     DKSH Holding AG....................................   194,599            11,950,202
     dormakaba Holding AG...............................    24,489            18,498,777
*    Dottikon Es Holding AG.............................       143                62,302

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SWITZERLAND -- (Continued)
     Dufry AG...........................................    76,498           $ 7,486,950
     EFG International AG...............................   624,475             4,694,657
     Emmi AG............................................    16,371            14,443,295
     Energiedienst Holding AG...........................    76,963             2,318,347
# *  Evolva Holding SA.................................. 3,349,123               758,730
#    Feintool International Holding AG..................    14,850             1,072,469
     Flughafen Zurich AG................................    68,686            11,322,781
     Forbo Holding AG...................................     8,555            13,744,140
# *  GAM Holding AG..................................... 1,257,924             5,217,894
     Georg Fischer AG...................................    28,475            27,693,978
     Gurit Holding AG...................................     3,022             3,260,479
     Helvetia Holding AG................................    44,844            28,497,194
     Hiag Immobilien Holding AG.........................    17,252             2,210,830
# *  HOCHDORF Holding AG................................     7,010               947,812
     Huber & Suhner AG..................................    86,847             6,944,922
     Hypothekarbank Lenzburg AG.........................         6                26,618
#    Implenia AG........................................   105,240             3,312,264
#    Inficon Holding AG.................................    14,476             8,139,352
     Interroll Holding AG...............................     4,807            10,489,872
     Intershop Holding AG...............................     9,875             4,839,156
     Investis Holding SA................................     1,343                87,994
     Jungfraubahn Holding AG............................    11,706             1,661,584
     Kardex AG..........................................    47,685             7,411,103
#    Komax Holding AG...................................    30,538             7,010,907
#    Kudelski SA........................................   235,411             1,498,362
*    Lastminute.com NV..................................    22,489               467,441
     LEM Holding SA.....................................     3,811             5,214,881
     Liechtensteinische Landesbank AG...................    59,087             4,030,227
#    Luzerner Kantonalbank AG...........................    19,197             8,945,856
# *  MCH Group AG.......................................     8,468               146,793
# *  Meier Tobler Group AG..............................    22,913               402,815
     Metall Zug AG......................................     1,019             2,683,167
# *  Meyer Burger Technology AG......................... 1,377,244               947,573
     Mikron Holding AG..................................     8,692                67,848
#    Mobilezone Holding AG..............................   256,704             2,340,033
     Mobimo Holding AG..................................    50,411            11,624,256
*    Newron Pharmaceuticals SpA.........................    34,584               310,518
     OC Oerlikon Corp. AG............................... 1,622,924            21,210,174
*    Orascom Development Holding AG.....................    94,819             1,535,543
#    Orell Fuessli Holding AG...........................     5,028               478,833
     Orior AG...........................................    35,374             2,699,375
     Panalpina Welttransport Holding AG.................    72,893            15,626,409
     Phoenix Mecano AG..................................     4,259             1,991,928
     Plazza AG, Class A.................................     7,153             1,755,783
     PSP Swiss Property AG..............................   325,433            33,206,495
     Rieter Holding AG..................................    18,515             2,676,205
     Romande Energie Holding SA.........................     2,625             3,090,561
#    Schaffner Holding AG...............................     3,310               767,837
*    Schmolz + Bickenbach AG............................ 3,372,134             1,554,137
     Schweiter Technologies AG..........................     6,432             6,248,577
     SFS Group AG.......................................   119,799            11,064,607
     Siegfried Holding AG...............................    30,515            11,577,739
     St Galler Kantonalbank AG..........................    15,021             6,799,290
     Sulzer AG..........................................   128,023            13,509,693
     Sunrise Communications Group AG....................   266,460            17,693,503
     Swissquote Group Holding SA........................    68,671             2,689,892
     Tamedia AG.........................................    15,821             1,675,756
     Tecan Group AG.....................................     1,965               443,601
     Thurgauer Kantonalbank.............................     3,152               335,495

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                             SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                           ---------- -------------------------------
SWITZERLAND -- (Continued)
#      Tornos Holding AG..................................     26,632         $      209,144
#      u-blox Holding AG..................................     48,136              4,039,991
       Valiant Holding AG.................................    106,613             11,955,741
       Valora Holding AG..................................     26,121              6,648,626
       VAT Group AG.......................................    198,115             24,623,674
       Vaudoise Assurances Holding SA.....................      6,373              3,196,393
       Vetropack Holding AG...............................      1,292              2,813,867
*      Von Roll Holding AG................................    339,643                423,961
       Vontobel Holding AG................................    180,762             10,659,512
       VP Bank AG.........................................     22,487              3,276,973
       VZ Holding AG......................................     16,741              4,084,321
       Walliser Kantonalbank..............................     18,991              2,198,512
       Warteck Invest AG..................................          2                  3,906
#      Ypsomed Holding AG.................................     21,974              2,877,980
       Zehnder Group AG...................................     73,360              2,525,439
       Zug Estates Holding AG, Class B....................      1,110              1,977,809
       Zuger Kantonalbank AG..............................        688              4,189,929
                                                                              --------------
TOTAL SWITZERLAND.........................................                       662,667,252
                                                                              --------------
UNITED KINGDOM -- (0.0%)
       Rhi Magnesita NV...................................     47,928              2,960,228
                                                                              --------------
TOTAL COMMON STOCKS.......................................                     5,550,462,626
                                                                              --------------
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
       Biotest AG.........................................     95,389              2,401,946
       Draegerwerk AG & Co. KGaA..........................     57,452              3,452,108
       Fuchs Petrolub SE..................................      5,953                259,567
       Jungheinrich AG....................................    365,498             12,753,734
       Sixt SE............................................    117,444              9,023,034
       STO SE & Co. KGaA..................................     13,302              1,326,605
       Villeroy & Boch AG.................................     50,436                821,069
                                                                              --------------
TOTAL GERMANY.............................................                        30,038,063
                                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*      Intercell AG Rights 05/16/13.......................    254,689                      0
                                                                              --------------
SWEDEN -- (0.0%)
# *    Anoto Group AB Warrants 04/30/21...................     24,130                      0
*      MQ Holding AB Rights 05/17/19......................     50,244                  9,338
                                                                              --------------
TOTAL SWEDEN..............................................                             9,338
                                                                              --------------
SWITZERLAND -- (0.0%)
*      Bachem Holding Ltd Rights 05/06/19.................      3,538                 34,722
                                                                              --------------
TOTAL RIGHTS/WARRANTS.....................................                            44,060
                                                                              --------------
TOTAL INVESTMENT SECURITIES...............................                     5,580,544,749
                                                                              --------------
SECURITIES LENDING COLLATERAL -- (8.2%)
@ (S)  The DFA Short Term Investment Fund................. 43,031,340            497,915,630
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $5,402,747,530).....................................                    $6,078,460,379
                                                                              ==============

P.L.C  Public Limited Company

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED


SA                          Special Assessment
(double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
#                           Total or Partial Securities on Loan.
*                           Non-Income Producing Securities.
@                           Security purchased with cash proceeds from
                            Securities on Loan.
(S)                         Affiliated Fund.

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------
                                      LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                    ----------- -------------- ------- --------------
Common Stocks
   Austria.........................          -- $  183,923,086   --    $  183,923,086
   Belgium......................... $ 9,504,131    239,911,572   --       249,415,703
   Denmark.........................          --    310,089,706   --       310,089,706
   Finland.........................   5,397,935    327,590,077   --       332,988,012
   France..........................          --    681,555,429   --       681,555,429
   Germany.........................          --    989,715,452   --       989,715,452
   Ireland.........................          --     30,916,472   --        30,916,472
   Israel..........................   1,019,715    168,939,220   --       169,958,935
   Italy...........................          --    580,824,747   --       580,824,747
   Netherlands.....................     309,073    363,994,437   --       364,303,510
   Norway..........................          --    149,122,220   --       149,122,220
   Portugal........................          --     71,422,098   --        71,422,098
   Spain...........................          --    331,323,327   --       331,323,327
   Sweden..........................          --    439,276,449   --       439,276,449
   Switzerland.....................          --    662,667,252   --       662,667,252
   United Kingdom..................          --      2,960,228   --         2,960,228
Preferred Stocks
   Germany.........................          --     30,038,063   --        30,038,063
Rights/Warrants
   Sweden..........................          --          9,338   --             9,338
   Switzerland.....................          --         34,722   --            34,722
Securities Lending Collateral......          --    497,915,630   --       497,915,630
                                    ----------- --------------   --    --------------
TOTAL.............................. $16,230,854 $6,062,229,525   --    $6,078,460,379
                                    =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
COMMON STOCKS -- (88.2%)
COMMUNICATION SERVICES -- (2.1%)
*    Aimia, Inc......................................... 1,049,417           $ 3,282,121
#    Cineplex, Inc......................................   401,438             7,676,974
     Cogeco Communications, Inc.........................    95,472             6,340,333
     Cogeco, Inc........................................    37,500             2,303,687
     Corus Entertainment, Inc., Class B.................   835,828             4,754,056
#    DHX Media, Ltd.....................................   782,135             1,085,893
*    Glacier Media, Inc.................................   171,625                83,270
     Mediagrif Interactive Technologies, Inc............    30,070               227,371
*    TeraGo, Inc........................................     2,400                21,408
     Torstar Corp., Class B.............................    24,236                12,663
# *  Yellow Pages, Ltd..................................   105,820               549,755
                                                                             -----------
TOTAL COMMUNICATION SERVICES............................                      26,337,531
                                                                             -----------
CONSUMER DISCRETIONARY -- (5.5%)
*    Aritzia, Inc.......................................   440,653             6,390,899
#    AutoCanada, Inc....................................   178,738             1,583,653
     BMTC Group, Inc....................................    20,581               206,778
     BRP, Inc...........................................    14,200               441,359
     Dorel Industries, Inc., Class B....................   212,497             1,870,075
     Gamehost, Inc......................................    72,373               551,022
*    Great Canadian Gaming Corp.........................   418,284            16,076,318
#    Hudson's Bay Co....................................   662,726             3,685,384
*    Indigo Books & Music, Inc..........................    12,232                84,639
*    Intertain Group, Ltd. (The)........................    70,628               625,778
     Leon's Furniture, Ltd..............................   161,275             1,747,938
#    Linamar Corp.......................................   322,683            12,240,614
     Martinrea International, Inc.......................   647,360             6,586,189
     MTY Food Group, Inc................................   121,405             5,015,855
#    Park Lawn Corp.....................................    43,100               818,118
     Pizza Pizza Royalty Corp...........................   161,012             1,264,347
*    Points International, Ltd..........................    46,559               599,494
     Pollard Banknote, Ltd..............................    25,700               424,912
# *  Real Matters, Inc..................................    56,000               238,262
     Recipe Unlimited Corp..............................   104,877             2,113,667
     Reitmans Canada, Ltd., Class A.....................   259,012               645,742
# *  Roots Corp.........................................     5,800                18,270
#    Sleep Country Canada Holdings, Inc.................   242,248             3,359,683
#    Uni-Select, Inc....................................   305,382             3,259,657
     Zenith Capital Corp................................   111,820                 6,761
                                                                             -----------
TOTAL CONSUMER DISCRETIONARY............................                      69,855,414
                                                                             -----------
CONSUMER STAPLES -- (4.5%)
#    Alcanna, Inc.......................................   215,711               845,326
     Andrew Peller, Ltd., Class A.......................   170,200             1,678,243
#    Clearwater Seafoods, Inc...........................   104,195               391,208
     Corby Spirit and Wine, Ltd.........................    81,567             1,086,180
     Cott Corp..........................................    96,682             1,499,538
     Cott Corp..........................................   909,370            14,091,603
#    High Liner Foods, Inc..............................   120,134               672,542
     Jamieson Wellness, Inc.............................   183,395             2,464,067
     KP Tissue, Inc.....................................    33,800               207,387
     Lassonde Industries, Inc., Class A.................    17,200             2,201,836
     Maple Leaf Foods, Inc..............................   368,672             8,602,438

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
CONSUMER STAPLES -- (Continued)
     North West Co., Inc. (The).........................   349,536           $ 7,383,645
     Premium Brands Holdings Corp.......................   182,119            10,947,259
     Rogers Sugar, Inc..................................   669,336             3,072,640
# *  SunOpta, Inc.......................................   343,650             1,218,435
                                                                             -----------
TOTAL CONSUMER STAPLES..................................                      56,362,347
                                                                             -----------
ENERGY -- (17.1%)
# *  Advantage Oil & Gas, Ltd........................... 1,225,742             2,031,162
# *  Africa Oil Corp.................................... 1,333,299             1,214,171
#    AKITA Drilling, Ltd., Class A......................    71,362               170,988
#    ARC Resources, Ltd.................................   974,501             6,190,189
# *  Athabasca Oil Corp................................. 3,069,410             2,291,117
# *  Baytex Energy Corp................................. 3,175,275             6,446,777
# *  Bellatrix Exploration, Ltd.........................   299,839                58,191
     Birchcliff Energy, Ltd............................. 1,785,429             4,664,478
#    Bonavista Energy Corp.............................. 1,749,900             1,371,497
#    Bonterra Energy Corp...............................   179,118               894,454
# *  Calfrac Well Services, Ltd.........................   797,615             1,863,503
*    Canacol Energy, Ltd................................   921,341             2,750,889
#    Cardinal Energy, Ltd...............................   763,603             1,778,339
#    CES Energy Solutions Corp.......................... 1,549,897             3,019,505
     Computer Modelling Group, Ltd......................   478,283             2,106,344
#    Crescent Point Energy Corp......................... 1,568,782             6,042,334
# *  Crew Energy, Inc................................... 1,141,376               962,719
# *  Delphi Energy Corp................................. 1,106,839               247,855
# *  Denison Mines Corp................................. 3,394,735             1,849,785
     Enerflex, Ltd......................................   661,336             9,147,239
# *  Energy Fuels, Inc..................................   347,960             1,041,516
#    Enerplus Corp...................................... 1,620,918            14,833,511
#    Ensign Energy Services, Inc........................   976,563             4,103,941
*    Epsilon Energy, Ltd................................   156,036               650,672
# *  Essential Energy Services Trust.................... 1,034,741               285,776
# *  Fission Uranium Corp............................... 1,962,000               790,834
#    Freehold Royalties, Ltd............................   712,794             4,894,905
#    Frontera Energy Corp...............................   198,580             1,768,351
*    GASFRAC Energy Services, Inc.......................    91,560                     9
*    Gear Energy, Ltd...................................   901,000               531,306
     Gibson Energy, Inc.................................   851,118            14,033,886
# *  Gran Tierra Energy, Inc............................ 2,888,144             6,941,721
#    High Arctic Energy Services, Inc...................   132,600               383,042
*    International Petroleum Corp.......................   236,516             1,232,278
# *  Kelt Exploration, Ltd..............................   974,740             4,030,798
     Kinder Morgan Canada, Ltd..........................    25,200               281,965
*    MEG Energy Corp.................................... 1,549,736             6,894,399
#    Mullen Group, Ltd..................................   745,070             5,572,592
     North American Construction Group, Ltd.............   181,334             2,355,163
*    NuVista Energy, Ltd................................ 1,091,726             3,552,978
# *  Obsidian Energy, Ltd............................... 3,770,541             1,097,642
# *  Painted Pony Energy, Ltd...........................   782,649               923,032
# *  Paramount Resources, Ltd., Class A.................   409,113             2,723,960
*    Parex Resources, Inc............................... 1,044,698            17,795,035
     Pason Systems, Inc.................................   481,001             7,162,775
# *  Pengrowth Energy Corp.............................. 3,196,369             1,479,248
#    Peyto Exploration & Development Corp............... 1,155,732             5,219,212
*    PHX Energy Services Corp...........................   285,274               704,827
# *  Pine Cliff Energy, Ltd.............................   496,700                87,127
     Pinnacle Renewable Energy, Inc.....................     3,900                35,428
# *  Precision Drilling Corp............................ 2,116,935             5,198,713
*    Pulse Seismic, Inc.................................   308,039               544,937

THE CANADIAN SMALL COMPANY SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
ENERGY -- (Continued)
# *  Questerre Energy Corp., Class A....................   797,460          $    226,196
#    Secure Energy Services, Inc........................ 1,108,215             6,634,235
*    Seven Generations Energy, Ltd., Class A............   248,776             1,949,801
     ShawCor, Ltd.......................................   495,943             7,359,369
# *  STEP Energy Services, Ltd..........................    24,196                41,901
*    Storm Resources, Ltd...............................     5,600                 8,778
*    Strad Energy Services, Ltd.........................    17,174                20,639
#    Surge Energy, Inc.................................. 2,014,064             2,179,886
*    Tamarack Valley Energy, Ltd........................ 1,457,940             2,981,828
*    Tervita Corp.......................................    70,398               336,829
#    Tidewater Midstream and Infrastructure, Ltd........ 1,159,300             1,332,628
     TORC Oil & Gas, Ltd................................ 1,100,490             3,942,937
     Total Energy Services, Inc.........................   287,079             2,100,005
     TransGlobe Energy Corp.............................   498,445               974,790
# *  Trican Well Service, Ltd........................... 1,868,981             1,967,055
*    Western Energy Services Corp.......................     7,443                 1,931
     Whitecap Resources, Inc............................ 2,833,976            11,401,904
*    Yangarra Resources, Ltd............................   479,471             1,109,472
                                                                            ------------
TOTAL ENERGY............................................                     216,823,299
                                                                            ------------
FINANCIALS -- (8.9%)
#    AGF Management, Ltd., Class B......................   496,635             2,053,712
#    Alaris Royalty Corp................................   353,745             4,787,189
     Canaccord Genuity Group, Inc.......................   982,516             4,187,629
#    Canadian Western Bank..............................   643,831            14,436,578
#    Chesswood Group, Ltd...............................    77,342               593,473
     Clairvest Group, Inc...............................     1,900                67,735
*    Echelon Financial Holdings, Inc....................    15,650               164,479
#    ECN Capital Corp................................... 2,446,608             7,834,551
     E-L Financial Corp., Ltd...........................     6,978             4,192,946
     Element Fleet Management Corp...................... 2,883,697            17,887,230
#    Equitable Group, Inc...............................    77,602             4,230,256
     Fiera Capital Corp.................................   331,137             3,079,769
     Firm Capital Mortgage Investment Corp..............   165,218             1,647,617
#    First National Financial Corp......................    94,437             2,266,996
#    Genworth MI Canada, Inc............................   297,480             9,243,929
#    Gluskin Sheff + Associates, Inc....................   177,796             1,912,399
     GMP Capital, Inc...................................   376,387               559,088
#    goeasy, Ltd........................................    62,639             2,272,341
*    GoldMoney, Inc.....................................   125,000               232,328
     Guardian Capital Group, Ltd., Class A..............    83,014             1,465,463
# *  Home Capital Group, Inc............................   541,770             7,659,270
     Kingsway Financial Services, Inc...................    13,070                29,408
#    Laurentian Bank of Canada..........................   326,390            10,339,622
#    Sprott, Inc........................................ 1,412,088             3,162,098
# *  Street Capital Group, Inc..........................   120,227                43,749
#    Timbercreek Financial Corp.........................   521,704             3,637,169
     TMX Group, Ltd.....................................    55,432             3,536,029
*    Trisura Group, Ltd.................................    27,911               593,554
                                                                            ------------
TOTAL FINANCIALS........................................                     112,116,607
                                                                            ------------
HEALTH CARE -- (1.6%)
*    Aeterna Zentaris, Inc..............................     5,100                20,252
*    CRH Medical Corp...................................   507,691             1,546,152
#    Extendicare, Inc...................................   715,830             4,365,404
*    Knight Therapeutics, Inc...........................   906,725             4,940,727
#    Medical Facilities Corp............................   256,216             3,136,480

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
HEALTH CARE -- (Continued)
#    Sienna Senior Living, Inc..........................   462,615          $  6,381,373
                                                                            ------------
TOTAL HEALTH CARE.......................................                      20,390,388
                                                                            ------------
INDUSTRIALS -- (9.8%)
     Aecon Group, Inc...................................   501,802             7,172,881
#    AG Growth International, Inc.......................   118,358             5,169,162
     Algoma Central Corp................................    43,100               423,697
*    ATS Automation Tooling Systems, Inc................   552,999             8,854,093
#    Badger Daylighting, Ltd............................   195,181             6,583,735
#    Bird Construction, Inc.............................   291,744             1,724,724
*    Black Diamond Group, Ltd...........................   316,392               623,479
     Calian Group, Ltd..................................    34,555               893,473
#    CanWel Building Materials Group, Ltd...............   465,422             1,684,927
     Cargojet, Inc......................................    16,249               952,720
     Cervus Equipment Corp..............................    45,297               448,000
# *  DIRTT Environmental Solutions......................   211,768             1,458,997
#    Exchange Income Corp...............................    69,084             1,830,620
#    Exco Technologies, Ltd.............................   190,848             1,334,811
*    Heroux-Devtek, Inc.................................   223,854             2,539,808
     Horizon North Logistics, Inc....................... 1,094,944             1,945,187
*    IBI Group, Inc.....................................   102,600               382,156
#    K-Bro Linen, Inc...................................    71,253             2,107,753
     Magellan Aerospace Corp............................   109,476             1,532,190
     Morneau Shepell, Inc...............................   343,611             7,132,807
#    NFI Group, Inc.....................................   330,420             8,356,072
#    Richelieu Hardware, Ltd............................   309,896             4,813,716
     Rocky Mountain Dealerships, Inc....................   120,855               830,839
     Russel Metals, Inc.................................   389,996             6,870,124
#    Savaria Corp.......................................   143,200             1,378,876
     Stantec, Inc.......................................   601,433            15,061,638
#    Stuart Olson, Inc..................................   168,559               583,798
     TFI International, Inc.............................   556,989            18,293,286
     Transcontinental, Inc., Class A....................   528,784             6,354,723
     Wajax Corp.........................................   153,366             1,819,053
#    Westshore Terminals Investment Corp................   314,049             4,927,454
                                                                            ------------
TOTAL INDUSTRIALS.......................................                     124,084,799
                                                                            ------------
INFORMATION TECHNOLOGY -- (3.5%)
#    Absolute Software Corp.............................   288,588             1,917,170
*    Celestica, Inc.....................................    36,408               259,589
*    Celestica, Inc.....................................   789,256             5,626,181
*    Descartes Systems Group, Inc. (The)................   356,870            14,251,359
     Enghouse Systems, Ltd..............................   251,614             6,150,898
     Evertz Technologies, Ltd...........................   184,453             2,335,092
# *  EXFO, Inc..........................................    60,487               275,413
*    Kinaxis, Inc.......................................   139,674             7,632,704
*    Photon Control, Inc................................   325,194               332,549
     Pivot Technology Solutions, Inc....................    27,500                24,632
#    Quarterhill, Inc...................................   951,176             1,057,888
# *  Sierra Wireless, Inc...............................   291,224             3,899,797
*    Solium Capital, Inc................................     5,466                78,051
     Vecima Networks, Inc...............................     6,059                41,835
                                                                            ------------
TOTAL INFORMATION TECHNOLOGY............................                      43,883,158
                                                                            ------------
MATERIALS -- (24.6%)
*    5N Plus, Inc.......................................   548,929             1,495,552
#    Acadian Timber Corp................................    69,939               871,812
     AirBoss of America Corp............................    98,662               696,680

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
MATERIALS -- (Continued)
*    Alacer Gold Corp................................... 2,184,997           $ 5,789,908
     Alamos Gold, Inc., Class A......................... 2,957,288            13,730,185
# *  Alio Gold, Inc.....................................   204,318               141,835
     Altius Minerals Corp...............................   257,186             2,455,332
# *  Americas Silver Corp...............................   162,412               292,165
*    Amerigo Resources, Ltd.............................   479,200               296,884
*    Argonaut Gold, Inc................................. 1,141,697             1,474,312
# *  Asanko Gold, Inc...................................   949,993               616,925
*    B2Gold Corp........................................ 6,133,819            16,665,747
     Caledonia Mining Corp. P.L.C.......................       540                 3,023
*    Canfor Corp........................................   344,233             3,599,839
     Canfor Pulp Products, Inc..........................   220,215             2,411,401
# *  Capstone Mining Corp............................... 3,001,355             1,478,610
#    Cascades, Inc......................................   563,270             3,376,172
*    Centerra Gold, Inc................................. 1,682,253             8,563,833
# *  China Gold International Resources Corp., Ltd...... 1,668,100             2,178,977
# *  Conifex Timber, Inc................................    37,840                39,543
# *  Continental Gold, Inc..............................   939,248             1,906,960
# *  Copper Mountain Mining Corp........................   972,155               761,934
*    Detour Gold Corp................................... 1,259,316            11,185,982
*    Dundee Precious Metals, Inc........................ 1,388,522             4,363,423
# *  eCobalt Solutions, Inc.............................   100,900                23,348
*    Eldorado Gold Corp................................. 1,158,414             4,824,923
# *  Endeavour Mining Corp..............................   502,056             7,127,788
# *  Endeavour Silver Corp..............................   746,544             1,627,162
*    ERO Copper Corp....................................    31,400               430,558
# *  First Majestic Silver Corp......................... 1,147,531             7,049,475
*    First Mining Gold Corp.............................   749,400               148,235
*    Fortuna Silver Mines, Inc.......................... 1,152,121             3,525,936
*    Golden Star Resources, Ltd.........................   463,313             1,902,084
# *  Great Panther Mining, Ltd..........................   719,621               633,838
# *  Guyana Goldfields, Inc.............................   979,918               680,245
     Hudbay Minerals, Inc............................... 1,922,188            12,798,326
*    IAMGOLD Corp....................................... 3,323,246             9,996,776
# *  Imperial Metals Corp...............................   346,592               651,946
*    Interfor Corp......................................   483,839             6,031,284
*    International Tower Hill Mines, Ltd................    13,001                 6,017
#    Intertape Polymer Group, Inc.......................   413,137             5,742,040
*    IPL Plastics, Inc..................................     7,900                57,553
# *  Ivanhoe Mines, Ltd., Class A....................... 3,744,528             9,111,862
     Labrador Iron Ore Royalty Corp.....................   384,556             8,898,437
# *  Largo Resources, Ltd...............................   522,593               659,239
*    Leagold Mining Corp................................   268,242               308,347
#    Lucara Diamond Corp................................ 2,171,449             2,706,815
# *  Lundin Gold, Inc...................................   151,909               595,299
*    Major Drilling Group International, Inc............   605,112             1,860,910
# *  Mandalay Resources Corp............................     4,635                   346
# *  Marathon Gold Corp.................................   147,500                89,180
#    Mountain Province Diamonds, Inc....................   102,431               107,041
# *  Nemaska Lithium, Inc...............................   275,000                68,765
# *  New Gold, Inc...................................... 4,348,961             3,733,153
#    Norbord, Inc.......................................   250,961             6,391,574
# *  Northern Dynasty Minerals, Ltd.....................    76,877                44,185
#    OceanaGold Corp.................................... 4,416,629            12,395,704
*    Orbite Technologies, Inc...........................    73,500                 7,717
     Osisko Gold Royalties, Ltd.........................   956,253            10,806,657
# *  Osisko Mining, Inc.................................   486,477             1,009,484
     Pan American Silver Corp........................... 1,525,893            19,431,017
# *  PolyMet Mining Corp................................   642,081               349,869

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
MATERIALS -- (Continued)
# *  Premier Gold Mines, Ltd............................ 1,039,349          $  1,303,356
# *  Pretium Resources, Inc.............................   293,903             2,236,602
# *  Pretium Resources, Inc.............................   794,788             6,033,436
*    Roxgold, Inc....................................... 1,208,860               785,033
*    Sabina Gold & Silver Corp.......................... 1,690,021             1,324,567
# *  Sandstorm Gold, Ltd................................ 1,264,677             6,806,241
# *  Seabridge Gold, Inc................................    68,095               818,340
*    SEMAFO, Inc........................................ 2,376,290             6,314,542
*    SSR Mining, Inc....................................   826,105             9,508,501
#    Stelco Holdings, Inc...............................     7,500                83,974
#    Stella-Jones, Inc..................................   307,602            10,504,435
# *  Stornoway Diamond Corp............................. 1,731,297                87,230
#    Supremex, Inc......................................        91                   209
# *  Tanzanian Gold Corp................................   207,891               178,454
*    Taseko Mines, Ltd.................................. 1,417,826               994,817
*    Teranga Gold Corp..................................   655,298             1,589,698
# *  TMAC Resources, Inc................................    93,713               271,409
*    Torex Gold Resources, Inc..........................   632,604             6,048,860
# *  Trevali Mining Corp................................ 3,825,789               999,497
*    Wesdome Gold Mines, Ltd............................   900,529             2,843,351
#    Western Forest Products, Inc....................... 3,049,303             4,279,085
     Winpak, Ltd........................................   205,835             6,781,785
     Yamana Gold, Inc................................... 6,834,589            14,998,650
                                                                            ------------
TOTAL MATERIALS.........................................                     311,022,241
                                                                            ------------
REAL ESTATE -- (4.1%)
     Altus Group, Ltd...................................   259,653             5,244,615
     Brookfield Real Estate Services, Inc...............    38,769               498,612
     Colliers International Group, Inc..................   224,919            14,451,763
     DREAM Unlimited Corp., Class A.....................   439,785             2,455,469
     FirstService Corp..................................     1,234               107,630
     FirstService Corp..................................   170,482            14,835,255
     Genesis Land Development Corp......................    76,842               140,239
     Information Services Corp..........................    14,174               178,907
     Invesque, Inc......................................   197,966             1,358,047
*    Mainstreet Equity Corp.............................    30,149             1,165,160
     Melcor Developments, Ltd...........................    54,040               554,236
     Morguard Corp......................................    22,168             3,206,144
#    Tricon Capital Group, Inc.......................... 1,029,132             8,181,127
                                                                            ------------
TOTAL REAL ESTATE.......................................                      52,377,204
                                                                            ------------
UTILITIES -- (6.5%)
#    Boralex, Inc., Class A.............................   485,312             6,625,630
     Capital Power Corp.................................   724,420            16,330,137
     Innergex Renewable Energy, Inc.....................   740,781             7,829,706
#    Just Energy Group, Inc.............................   654,141             2,387,661
*    Maxim Power Corp...................................    92,234               136,317
#    Northland Power, Inc...............................   513,208             9,124,889
     Polaris Infrastructure, Inc........................    98,922               815,920
     Superior Plus Corp................................. 1,170,310            10,203,195
     TransAlta Corp..................................... 2,047,057            13,813,089
#    TransAlta Renewables, Inc..........................   906,016             9,380,042

THE CANADIAN SMALL COMPANY SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
UTILITIES -- (Continued)
#    Valener, Inc.......................................    289,365         $    5,652,521
                                                                            --------------
TOTAL UTILITIES.........................................                        82,299,107
                                                                            --------------
TOTAL COMMON STOCKS.....................................                     1,115,552,095
                                                                            --------------
RIGHTS/WARRANTS -- (0.0%)
ENERGY -- (0.0%)
# *  Tervita Corp. Warrants 07/19/20....................      9,964                    632
                                                                            --------------
MATERIALS -- (0.0%)
*    Pan American Silver Corp. Rights 02/22/29..........  1,876,416                356,270
                                                                            --------------
TOTAL RIGHTS/WARRANTS...................................                           356,902
                                                                            --------------
TOTAL INVESTMENT SECURITIES.............................                     1,115,908,997
                                                                            --------------
                                                                                VALUE+
                                                                    -------------------------------
SECURITIES LENDING COLLATERAL -- (11.8%)
@ (S) The DFA Short Term Investment Fund................ 12,859,477            148,797,008
                                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,501,829,776)................................                    $1,264,706,005
                                                                            ==============

P.L.C. PublicLimited Company
(double right angle quote)Securities that have generally been fair value factored. See Note B to Financial Statements.
*   Non-Income Producing Securities.
#   Total or Partial Securities on Loan.
+   See Note B to Financial Statements.
@   Security purchased with cash proceeds from Securities on Loan.
(S) Affiliated Fund.

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Communication Services.......... $   26,337,531           --   --    $   26,337,531
   Consumer Discretionary..........     69,848,653 $      6,761   --        69,855,414
   Consumer Staples................     56,362,347           --   --        56,362,347
   Energy..........................    216,172,618      650,681   --       216,823,299
   Financials......................    112,116,607           --   --       112,116,607
   Health Care.....................     20,390,388           --   --        20,390,388
   Industrials.....................    124,084,799           --   --       124,084,799
   Information Technology..........     43,883,158           --   --        43,883,158
   Materials.......................    311,014,524        7,717   --       311,022,241
   Real Estate.....................     52,377,204           --   --        52,377,204
   Utilities.......................     82,299,107           --   --        82,299,107
Rights/Warrants....................
   Energy..........................             --          632   --               632
   Materials.......................             --      356,270   --           356,270
Securities Lending Collateral......             --  148,797,008   --       148,797,008
                                    -------------- ------------   --    --------------
TOTAL.............................. $1,114,886,936 $149,819,069   --    $1,264,706,005
                                    ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
COMMON STOCKS -- (95.9%)
BRAZIL -- (6.1%)
    Ambev SA, ADR...................................... 5,984,451           $28,186,764
    Ambev SA...........................................   855,320             4,028,910
    Atacadao S.A.......................................   459,081             2,482,089
*   B2W Cia Digital....................................    82,600               805,756
    B3 SA - Brasil Bolsa Balcao........................ 1,910,917            16,788,934
    Banco Bradesco SA, ADR............................. 1,268,081            11,488,812
    Banco Bradesco SA.................................. 1,230,994             9,732,171
    Banco BTG Pactual SA...............................    83,656               882,835
    Banco do Brasil SA.................................   716,865             9,082,618
    Banco Santander Brasil SA..........................   374,457             4,298,363
    BB Seguridade Participacoes SA.....................   636,043             4,584,064
#   Braskem SA, Sponsored ADR..........................   144,940             3,543,783
*   BRF SA.............................................   891,940             7,063,002
    CCR SA............................................. 2,924,049             8,717,486
    Centrais Eletricas Brasileiras SA..................   270,077             2,252,306
*   Centrais Eletricas Brasileiras SA, ADR.............    42,419               375,408
    Cia de Saneamento Basico do Estado de Sao Paulo....   457,600             5,484,991
    Cia de Saneamento Basico do Estado de Sao Paulo,
      ADR..............................................    75,638               904,631
    Cia Energetica de Minas Gerais.....................   193,500               871,986
*   Cia Siderurgica Nacional SA, Sponsored ADR.........   380,551             1,389,011
*   Cia Siderurgica Nacional SA........................   860,290             3,190,078
    Cielo SA........................................... 1,808,236             3,541,673
    Cosan SA...........................................   324,677             3,880,955
    Embraer SA, Sponsored ADR..........................   329,053             6,584,351
    Engie Brasil Energia SA............................   271,376             3,079,115
    Equatorial Energia SA..............................   333,000             6,972,355
#   Gerdau SA, Sponsored ADR...........................   631,681             2,261,418
    Gerdau SA..........................................   176,416               522,801
    Hapvida Participacoes e Investimentos S.A..........   229,609             1,771,944
    Hypera SA..........................................   385,349             2,759,583
    IRB Brasil Resseguros S/A..........................   194,968             4,668,969
    Itau Unibanco Holding SA...........................   619,039             4,633,596
    JBS SA............................................. 3,172,448            15,995,332
    Klabin SA..........................................   759,700             3,216,194
    Kroton Educacional SA.............................. 2,692,854             6,695,908
    Localiza Rent a Car SA.............................   970,006             8,955,196
    Lojas Americanas SA................................   166,884               544,775
    Lojas Renner SA.................................... 1,274,302            15,235,336
    M Dias Branco SA...................................    33,900               359,568
    Magazine Luiza SA..................................   114,700             5,594,737
    Natura Cosmeticos SA...............................   339,200             4,519,091
    Petrobras Distribuidora S.A........................   550,056             3,324,661
    Petroleo Brasileiro SA, Sponsored ADR.............. 1,299,604            17,934,535
    Petroleo Brasileiro SA, Sponsored ADR..............   556,265             8,471,916
    Petroleo Brasileiro SA............................. 2,884,877            22,042,517
    Porto Seguro SA....................................   331,829             4,579,987
    Raia Drogasil SA...................................   402,200             7,091,915
*   Rumo SA............................................ 1,776,456             8,200,213
*   Suzano Papel e Celulose SA, Sponsored ADR..........    45,406               937,189
    Suzano SA..........................................   725,080             7,531,690
    Telefonica Brasil SA, ADR..........................    66,193               787,697
    TIM Participacoes SA............................... 1,073,613             3,200,769
    Ultrapar Participacoes SA..........................   622,968             3,336,392
#   Ultrapar Participacoes SA, Sponsored ADR...........   519,216             2,782,998
    Vale SA, Sponsored ADR............................. 1,665,739            21,288,138

THE EMERGING MARKETS SERIES

CONTINUED

                                                                 SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                               ----------- -------------------------------
BRAZIL -- (Continued)
    Vale SA...................................................   3,260,013          $ 41,653,268
    WEG SA....................................................     363,333             1,721,641
                                                                                    ------------
TOTAL BRAZIL..................................................                       382,832,421
                                                                                    ------------
CHILE -- (1.2%)
    AES Gener SA..............................................   2,468,815               670,659
    Aguas Andinas SA, Class A.................................   4,770,656             2,746,948
#   Banco de Chile, ADR.......................................     128,472             3,777,085
    Banco de Credito e Inversiones SA.........................      78,219             5,207,964
    Banco Santander Chile, ADR................................     227,071             6,357,988
    Cencosud SA...............................................   2,652,360             5,032,161
    Cia Cervecerias Unidas SA.................................     109,017             1,506,569
#   Cia Cervecerias Unidas SA, Sponsored ADR..................     122,813             3,382,270
    Colbun SA.................................................  11,908,297             2,661,917
    Embotelladora Andina SA, ADR, Class B.....................      22,761               482,533
    Empresa Nacional de Telecomunicaciones SA.................     198,858             2,082,475
    Empresas CMPC SA..........................................   1,691,695             5,694,266
    Empresas COPEC SA.........................................     319,791             4,013,323
    Enel Americas SA, ADR.....................................     853,477             7,459,390
    Enel Chile SA, ADR........................................     808,893             4,068,732
    Itau CorpBanca............................................ 231,853,767             2,071,040
    Itau CorpBanca, ADR.......................................      30,902               411,769
#   Latam Airlines Group SA, Sponsored ADR....................     509,653             5,004,792
    Latam Airlines Group SA...................................      35,910               356,131
    SACI Falabella............................................     783,273             5,782,204
#   Sociedad Quimica y Minera de Chile SA, Sponsored ADR......     153,936             5,486,279
                                                                                    ------------
TOTAL CHILE...................................................                        74,256,495
                                                                                    ------------
CHINA -- (17.5%)
    AAC Technologies Holdings, Inc............................     922,500             5,992,705
    Agile Group Holdings, Ltd.................................   3,456,000             5,221,230
    Agricultural Bank of China, Ltd., Class H.................  12,316,000             5,692,280
    Air China, Ltd., Class H..................................   2,406,000             2,869,589
*   Alibaba Group Holding, Ltd., Sponsored ADR................     538,538            99,936,497
    Alibaba Health Information Technology, Ltd................   1,428,000             1,710,407
*   Aluminum Corp. of China, Ltd., ADR........................      90,448               870,110
*   Aluminum Corp. of China, Ltd., Class H....................   3,718,000             1,446,176
    Angang Steel Co., Ltd., Class H...........................   2,354,000             1,583,920
#   Anhui Conch Cement Co., Ltd., Class H.....................   1,609,000             9,821,038
    ANTA Sports Products, Ltd.................................   1,125,000             7,912,275
    BAIC Motor Corp., Ltd., Class H...........................   3,597,500             2,525,330
*   Baidu, Inc., Sponsored ADR................................     106,675            17,732,585
    Bank of China, Ltd., Class H..............................  32,226,181            15,388,162
    Bank of Communications Co., Ltd., Class H.................   3,273,515             2,760,968
    BBMG Corp., Class H.......................................   3,531,500             1,243,878
    Beijing Capital International Airport Co., Ltd., Class H..   1,452,000             1,292,547
    Beijing Enterprises Holdings, Ltd.........................     545,472             2,906,449
    Beijing Enterprises Water Group, Ltd......................   5,806,000             3,602,585
    Brilliance China Automotive Holdings, Ltd.................   2,582,000             2,844,192
#   BYD Co., Ltd., Class H....................................     662,386             4,519,901
    CGN Power Co., Ltd., Class H..............................   4,916,000             1,297,010
    China Cinda Asset Management Co., Ltd., Class H...........   9,500,000             2,533,552
    China CITIC Bank Corp., Ltd., Class H.....................   7,325,928             4,700,776
    China Coal Energy Co., Ltd., Class H......................   2,166,777               956,545
    China Communications Construction Co., Ltd., Class H......   4,611,000             4,441,229
    China Communications Services Corp., Ltd., Class H........   2,176,000             1,755,019
    China Conch Venture Holdings, Ltd.........................   1,450,500             4,903,043
    China Construction Bank Corp., Class H....................  48,066,590            42,373,835

THE EMERGING MARKETS SERIES

CONTINUED


                                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                            ---------- -------------------------------
CHINA -- (Continued)
    China Eastern Airlines Corp., Ltd., ADR................      2,200           $    75,680
    China Eastern Airlines Corp., Ltd., Class H............  2,220,000             1,577,547
    China Everbright Bank Co., Ltd., Class H...............  2,002,000               988,826
    China Everbright International, Ltd....................  2,975,703             2,917,799
#   China Evergrande Group.................................  3,151,000            10,105,136
    China Galaxy Securities Co., Ltd., Class H.............  3,482,000             2,281,563
    China Gas Holdings, Ltd................................  1,752,800             5,654,046
    China Hongqiao Group, Ltd..............................  2,630,000             2,168,040
    China Huarong Asset Management Co., Ltd., Class H...... 20,946,000             4,492,045
*   China Huishan Dairy Holdings Co., Ltd..................  2,888,000               115,965
#   China International Capital Corp., Ltd., Class H.......  1,015,600             2,184,419
    China International Marine Containers Group Co., Ltd.,
      Class H..............................................    346,600               437,162
    China Jinmao Holdings Group, Ltd.......................  6,254,000             4,054,911
#   China Life Insurance Co., Ltd., ADR....................    539,265             7,635,992
    China Longyuan Power Group Corp., Ltd., Class H........  2,767,000             1,908,121
    China Mengniu Dairy Co., Ltd...........................  1,227,000             4,533,022
    China Merchants Bank Co., Ltd., Class H................  2,139,054            10,586,182
    China Merchants Port Holdings Co., Ltd.................  1,470,638             2,974,566
#   China Merchants Securities Co., Ltd., Class H..........    281,400               385,197
    China Minsheng Banking Corp., Ltd., Class H............  5,119,600             3,847,644
    China Mobile, Ltd., Sponsored ADR......................    902,501            43,022,223
    China Molybdenum Co., Ltd., Class H....................  4,872,966             1,838,402
    China National Building Material Co., Ltd., Class H....  7,488,000             6,969,198
    China Oilfield Services, Ltd., Class H.................  1,908,000             2,043,313
    China Overseas Land & Investment, Ltd..................  5,578,000            20,898,824
    China Pacific Insurance Group Co., Ltd., Class H.......  1,845,000             7,571,672
    China Petroleum & Chemical Corp., ADR..................    123,421             9,471,304
    China Petroleum & Chemical Corp., Class H.............. 10,440,800             8,025,935
    China Railway Construction Corp., Ltd., Class H........  2,218,500             2,621,424
    China Railway Group, Ltd., Class H.....................  3,567,000             2,813,557
    China Railway Signal & Communication Corp., Ltd.,
      Class H..............................................  1,662,000             1,220,425
    China Reinsurance Group Corp., Class H.................  5,460,000             1,114,059
    China Resources Beer Holdings Co., Ltd.................    849,611             3,887,348
    China Resources Cement Holdings, Ltd...................  4,378,000             4,389,641
    China Resources Gas Group, Ltd.........................  1,108,000             5,143,005
    China Resources Land, Ltd..............................  3,844,666            16,744,123
    China Resources Pharmaceutical Group, Ltd..............  1,569,000             2,232,713
    China Resources Power Holdings Co., Ltd................  1,790,517             2,505,494
    China Shenhua Energy Co., Ltd., Class H................  2,188,000             4,843,051
    China Southern Airlines Co., Ltd., Sponsored ADR.......     12,306               529,158
    China Southern Airlines Co., Ltd., Class H.............  3,138,000             2,728,118
    China State Construction International Holdings, Ltd...  1,914,250             1,986,716
    China Taiping Insurance Holdings Co., Ltd..............  1,595,306             4,851,517
#   China Telecom Corp., Ltd., ADR.........................     55,096             2,856,177
    China Telecom Corp., Ltd., Class H.....................  3,440,000             1,782,888
    China Unicom Hong Kong, Ltd............................  4,736,000             5,623,397
    China Unicom Hong Kong, Ltd., ADR......................    508,463             6,035,456
    China Vanke Co., Ltd., Class H.........................  1,335,700             5,168,090
    Chongqing Rural Commercial Bank Co., Ltd., Class H.....  3,392,000             1,984,204
    CIFI Holdings Group Co., Ltd...........................    626,000               415,980
    CITIC Securities Co., Ltd., Class H....................  1,616,000             3,502,729
    CITIC, Ltd.............................................  2,553,000             3,717,816
    CNOOC, Ltd.............................................  1,832,000             3,327,523
    CNOOC, Ltd., Sponsored ADR.............................    104,426            18,972,116
*   COSCO SHIPPING Development Co., Ltd., Class H..........  1,035,000               139,950
*   COSCO SHIPPING Holdings Co., Ltd., Class H.............  3,060,000             1,423,472
    Country Garden Holdings Co., Ltd.......................  7,976,686            12,854,082
*   Country Garden Services Holdings Co., Ltd..............    542,492             1,002,002
    CRRC Corp., Ltd., Class H..............................  2,686,000             2,346,399

THE EMERGING MARKETS SERIES

CONTINUED

                                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                            ---------- -------------------------------
CHINA -- (Continued)
    CSC Financial Co., Ltd., Class H.......................    542,500           $   463,151
    CSPC Pharmaceutical Group, Ltd.........................  5,148,000             9,936,826
*   Ctrip.com International, Ltd., ADR.....................     60,207             2,652,118
    Dali Foods Group Co., Ltd..............................  1,145,500               813,551
    Dalian Port PDA Co., Ltd., Class H.....................    155,000                19,975
    Datang International Power Generation Co., Ltd.,
      Class H..............................................  2,836,000               734,229
    Dongfeng Motor Group Co., Ltd., Class H................  3,018,000             2,932,040
    ENN Energy Holdings, Ltd...............................    709,600             6,706,416
#   Everbright Securities Co., Ltd., Class H...............    129,400               124,312
    Fosun International, Ltd...............................  1,692,222             2,628,702
    Fullshare Holdings, Ltd................................  4,520,000               507,106
    Fuyao Glass Industry Group Co., Ltd., Class H..........    716,400             2,519,808
    Geely Automobile Holdings, Ltd.........................  5,029,000            10,130,327
    GF Securities Co., Ltd., Class H.......................  1,142,800             1,547,118
#   Great Wall Motor Co., Ltd., Class H....................  5,681,500             4,626,450
    Guangdong Investment, Ltd..............................  1,340,000             2,506,694
    Guangshen Railway Co., Ltd., Sponsored ADR.............     27,353               501,927
    Guangzhou Automobile Group Co., Ltd., Class H..........  2,175,162             2,342,708
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd., Class H........................................    168,000               871,917
#   Guangzhou R&F Properties Co., Ltd., Class H............  2,051,600             4,081,427
    Guotai Junan Securities Co., Ltd., Class H.............    302,400               646,040
    Haier Electronics Group Co., Ltd.......................  1,372,000             3,922,455
    Haitian International Holdings, Ltd....................     43,000               107,827
    Haitong Securities Co., Ltd., Class H..................  2,657,600             3,427,491
    Hanergy Thin Film Power Group, Ltd.....................  5,416,000             2,588,976
    Hengan International Group Co., Ltd....................    853,000             7,499,596
    Huadian Power International Corp., Ltd., Class H.......  1,738,000               742,566
    Huaneng Power International, Inc., Sponsored ADR.......     33,132               842,547
    Huaneng Power International, Inc., Class H.............  1,598,000             1,022,968
    Huatai Securities Co., Ltd., Class H...................  1,105,800             2,084,013
    Huishang Bank Corp., Ltd., Class H.....................    800,800               342,774
    Industrial & Commercial Bank of China, Ltd., Class H... 37,297,185            28,053,442
*   JD.com, Inc., ADR......................................    302,812             9,166,119
    Jiangsu Expressway Co., Ltd., Class H..................  1,192,000             1,697,447
    Jiangxi Copper Co., Ltd., Class H......................  1,322,000             1,753,594
    Jiayuan International Group, Ltd.......................    142,000                63,554
    Kingboard Holdings, Ltd................................    336,000             1,095,518
    Kunlun Energy Co., Ltd.................................  5,458,000             5,773,244
    Lee & Man Paper Manufacturing, Ltd.....................    755,000               612,826
    Legend Holdings Corp., Class H.........................    337,700               921,130
    Lenovo Group, Ltd...................................... 10,679,278             9,896,187
    Logan Property Holdings Co., Ltd.......................  2,282,000             3,631,505
    Longfor Group Holdings, Ltd............................  1,986,000             7,343,279
    Maanshan Iron & Steel Co., Ltd., Class H...............  1,996,000               920,072
    Metallurgical Corp. of China, Ltd., Class H............  2,643,000               731,580
    Minth Group, Ltd.......................................     76,000               240,272
    Momo, Inc., Sponsored ADR..............................    142,815             5,008,522
    NetEase, Inc., ADR.....................................     51,056            14,526,964
    New China Life Insurance Co., Ltd., Class H............    465,300             2,580,554
*   New Oriental Education & Technology Group, Inc.,
      Sponsored ADR........................................     25,455             2,429,934
    Nexteer Automotive Group, Ltd..........................    331,000               519,023
    Nine Dragons Paper Holdings, Ltd.......................  3,616,000             3,346,747
    Orient Securities Co., Ltd., Class H...................    778,800               563,254
    People's Insurance Co. Group of China, Ltd. (The),
      Class H..............................................  5,449,000             2,231,303
    PetroChina Co., Ltd., ADR..............................    118,623             7,507,650
    PetroChina Co., Ltd., Class H..........................  3,056,000             1,937,179
    PICC Property & Casualty Co., Ltd., Class H............  6,075,198             6,825,666
    Ping An Insurance Group Co. of China, Ltd., Class H....  3,690,000            44,666,184
    Postal Savings Bank of China Co., Ltd., Class H........    958,000               582,972

THE EMERGING MARKETS SERIES

CONTINUED

                                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                  --------- -------------------------------
CHINA -- (Continued)
     Red Star Macalline Group Corp., Ltd., Class H...............   350,809         $      332,622
# *  Semiconductor Manufacturing International Corp.............. 3,574,600              3,827,356
# *  Semiconductor Manufacturing International Corp., ADR........     8,235                 43,893
#    Shanghai Electric Group Co., Ltd., Class H.................. 2,292,000                894,665
     Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H......   511,500              1,759,344
     Shanghai Pharmaceuticals Holding Co., Ltd., Class H.........   723,000              1,514,113
     Shenzhen International Holdings, Ltd........................   270,500                584,715
     Shenzhou International Group Holdings, Ltd..................   574,000              7,715,033
     Shimao Property Holdings, Ltd............................... 2,297,871              7,003,916
     Sino Biopharmaceutical, Ltd................................. 7,435,000              7,158,320
     Sinopec Engineering Group Co., Ltd., Class H................   762,000                736,874
     Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR.....     7,417                332,897
     Sinopec Shanghai Petrochemical Co., Ltd., Class H........... 5,113,000              2,315,824
     Sinopharm Group Co., Ltd., Class H.......................... 1,034,000              4,063,928
#    Sinotruk Hong Kong, Ltd..................................... 1,021,000              2,216,427
     Sun Art Retail Group, Ltd................................... 2,963,500              2,589,903
     Sunac China Holdings, Ltd................................... 2,940,000             15,151,586
     Sunny Optical Technology Group Co., Ltd.....................   581,700              7,115,994
     Tencent Holdings, Ltd....................................... 3,697,300            182,231,202
     Tingyi Cayman Islands Holding Corp.......................... 3,242,000              5,338,693
     TravelSky Technology, Ltd., Class H.........................   963,000              2,476,902
     Tsingtao Brewery Co., Ltd., Class H.........................   320,000              2,041,293
     United Energy Group, Ltd.................................... 3,164,000                593,349
     Want Want China Holdings, Ltd............................... 6,644,000              5,274,892
# *  Weibo Corp., Sponsored ADR..................................     7,032                481,692
     Weichai Power Co., Ltd., Class H............................ 3,524,800              5,771,283
#    Xinjiang Goldwind Science & Technology Co., Ltd., Class H...   788,159                860,814
     Yanzhou Coal Mining Co., Ltd., Class H...................... 3,460,000              3,693,950
     Yum China Holdings, Inc.....................................   110,332              5,245,183
*    YY, Inc., ADR...............................................    16,883              1,428,471
     Zhejiang Expressway Co., Ltd., Class H......................   904,000                969,626
     Zhongsheng Group Holdings, Ltd.............................. 1,061,500              2,792,542
     Zhuzhou CRRC Times Electric Co., Ltd., Class H..............   476,700              2,421,723
     Zijin Mining Group Co., Ltd., Class H....................... 7,745,000              3,025,524
     Zoomlion Heavy Industry Science and Technology Co., Ltd.,
       Class H...................................................   724,400                425,192
*    ZTE Corp., Class H..........................................   319,685              1,019,130
                                                                                    --------------
TOTAL CHINA......................................................                    1,094,309,844
                                                                                    --------------
COLOMBIA -- (0.4%)
     Banco de Bogota SA..........................................    51,765              1,102,783
     Bancolombia SA, Sponsored ADR...............................   111,500              5,655,280
     Bancolombia SA..............................................   248,044              3,022,635
     Cementos Argos SA...........................................   306,742                765,610
     Ecopetrol SA, Sponsored ADR.................................   145,775              2,695,380
     Ecopetrol SA................................................ 3,327,922              3,072,403
     Grupo Argos SA..............................................   289,800              1,649,214
     Grupo Aval Acciones y Valores SA, ADR.......................    81,955                644,166
     Grupo de Inversiones Suramericana SA........................   272,860              3,038,107
*    Grupo Energia Bogota SA ESP.................................   936,969                646,236
     Grupo Nutresa SA............................................   171,224              1,419,254
     Interconexion Electrica SA ESP..............................   600,993              2,940,604
                                                                                    --------------
TOTAL COLOMBIA...................................................                       26,651,672
                                                                                    --------------
CZECH REPUBLIC -- (0.2%)
     CEZ A.S.....................................................   305,092              7,106,399
     Komercni banka A.S..........................................    51,559              1,955,943
     Moneta Money Bank A.S.......................................    44,477                142,563
     O2 Czech Republic A.S.......................................    70,083                763,211

THE EMERGING MARKETS SERIES

CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
CZECH REPUBLIC -- (Continued)
    Philip Morris CR A.S...............................       755           $   452,873
                                                                            -----------
TOTAL CZECH REPUBLIC...................................                      10,420,989
                                                                            -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR.... 1,751,028             7,674,996
    Commercial International Bank Egypt S.A.E., GDR....   110,141               481,867
*   Egyptian Financial Group-Hermes Holding Co., GDR...    33,850                60,591
*   Egyptian Financial Group-Hermes Holding Co., GDR...    17,482                31,472
                                                                            -----------
TOTAL EGYPT............................................                       8,248,926
                                                                            -----------
GREECE -- (0.3%)
    Aegean Airlines SA.................................     4,877                46,118
*   Alpha Bank AE......................................   105,217               163,810
*   Eurobank Ergasias SA...............................   290,840               243,675
*   FF Group...........................................    12,618                28,390
    Hellenic Petroleum SA..............................   109,986             1,020,294
    Hellenic Telecommunications Organization SA........   340,319             4,726,657
    JUMBO SA...........................................   168,373             3,072,979
    Motor Oil Hellas Corinth Refineries SA.............    96,253             2,454,659
*   National Bank of Greece SA.........................   226,062               497,355
    OPAP SA............................................   278,698             3,007,478
*   Piraeus Bank SA....................................    11,341                23,120
    Terna Energy SA....................................    69,082               539,626
    Titan Cement Co. SA................................    61,385             1,330,894
                                                                            -----------
TOTAL GREECE...........................................                      17,155,055
                                                                            -----------
HUNGARY -- (0.5%)
    MOL Hungarian Oil & Gas P.L.C...................... 1,279,647            14,735,985
    OTP Bank P.L.C.....................................   262,272            11,663,491
    Richter Gedeon Nyrt................................   151,458             3,005,188
                                                                            -----------
TOTAL HUNGARY..........................................                      29,404,664
                                                                            -----------
INDIA -- (13.6%)
*   3M India, Ltd......................................     1,473               485,528
*   5Paisa Capital, Ltd................................     4,048                16,744
    ABB India, Ltd.....................................    42,536               902,823
    ACC, Ltd...........................................    89,253             2,094,474
    Adani Enterprises, Ltd.............................   274,364               499,708
*   Adani Gas, Ltd.....................................   274,364               520,632
*   Adani Green Energy, Ltd............................   208,791               119,417
    Adani Ports & Special Economic Zone, Ltd........... 1,059,392             5,967,607
*   Adani Power, Ltd................................... 1,288,677               825,862
*   Adani Transmissions, Ltd...........................   323,333             1,013,826
*   Aditya Birla Capital, Ltd..........................   895,470             1,257,513
*   Aditya Birla Fashion and Retail, Ltd...............   411,628             1,288,987
    AIA Engineering, Ltd...............................    15,720               409,364
    Ambuja Cements, Ltd................................   819,644             2,595,900
    Apollo Hospitals Enterprise, Ltd...................   106,015             1,859,108
    Apollo Tyres, Ltd..................................    79,582               235,001
    Ashok Leyland, Ltd................................. 3,332,094             4,173,783
    Asian Paints, Ltd..................................   448,324             9,436,610
    Astral Polytechnik, Ltd............................     7,001               124,861
    Aurobindo Pharma, Ltd..............................   652,018             7,658,331
*   Avenue Supermarts, Ltd.............................    16,071               298,067
*   Axis Bank, Ltd..................................... 1,624,999            17,870,516
    Bajaj Auto, Ltd....................................   152,968             6,574,098
    Bajaj Finance, Ltd.................................   249,497            11,123,179

THE EMERGING MARKETS SERIES

CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDIA -- (Continued)
    Bajaj Finserv, Ltd.................................    46,272           $ 5,001,736
    Bajaj Holdings & Investment, Ltd...................    65,332             2,902,395
    Balkrishna Industries, Ltd.........................   135,519             1,784,735
*   Bank of Baroda.....................................   932,221             1,562,632
    Bata India, Ltd....................................    31,465               658,362
    Bayer CropScience, Ltd.............................     3,410               205,819
    Berger Paints India, Ltd...........................   372,075             1,722,595
    Bharat Electronics, Ltd............................ 1,847,465             2,312,101
    Bharat Forge, Ltd..................................   405,941             2,748,665
    Bharat Heavy Electricals, Ltd...................... 1,489,333             1,512,988
    Bharat Petroleum Corp., Ltd........................   829,380             4,545,032
    Bharti Airtel, Ltd................................. 2,008,582             9,233,966
    Bharti Infratel, Ltd...............................   472,935             1,785,677
    Biocon, Ltd........................................   128,660             1,100,374
    Bosch, Ltd.........................................     6,941             1,796,509
    Britannia Industries, Ltd..........................    63,182             2,632,730
    Cadila Healthcare, Ltd.............................   462,720             2,182,296
*   Canara Bank........................................   283,414             1,058,171
    Castrol India, Ltd.................................   499,613             1,100,146
    Cholamandalam Investment and Finance Co., Ltd......   112,767             2,249,995
    Cipla, Ltd.........................................   555,658             4,497,535
    City Union Bank, Ltd...............................    91,754               269,097
    Coal India, Ltd....................................   745,896             2,708,059
    Colgate-Palmolive India, Ltd.......................   115,396             2,007,809
    Container Corp. Of India, Ltd......................   312,698             2,224,579
    Coromandel International, Ltd......................     5,122                31,889
    Crompton Greaves Consumer Electricals, Ltd.........     6,221                21,237
    Cummins India, Ltd.................................    97,690             1,015,956
    Dabur India, Ltd...................................   743,476             4,251,134
    Dewan Housing Finance Corp., Ltd...................   360,475               688,628
    Divi's Laboratories, Ltd...........................   118,905             2,983,463
    DLF, Ltd...........................................   786,711             1,946,839
    Dr Reddy's Laboratories, Ltd., ADR.................   148,465             6,219,199
    Dr Reddy's Laboratories, Ltd.......................    71,015             2,989,089
    Edelweiss Financial Services, Ltd..................   878,090             1,879,906
    Eicher Motors, Ltd.................................    20,610             6,026,820
    Emami, Ltd.........................................   180,662               998,927
    Endurance Technologies, Ltd........................    12,854               218,619
    Exide Industries, Ltd..............................   403,542             1,241,573
    Federal Bank, Ltd.................................. 2,661,927             3,554,810
*   Future Retail, Ltd.................................   173,866             1,041,570
    GAIL India, Ltd.................................... 1,127,882             5,760,047
    GAIL India, Ltd., GDR..............................    51,184             1,569,748
    General Insurance Corp. of India...................     3,917                13,514
    Gillette India, Ltd................................     1,424               155,797
    GlaxoSmithKline Consumer Healthcare, Ltd...........    13,803             1,447,720
    GlaxoSmithKline Pharmaceuticals, Ltd...............    27,076               498,781
    Glenmark Pharmaceuticals, Ltd......................   177,039             1,614,589
    Godrej Consumer Products, Ltd......................   506,589             4,752,354
    Godrej Industries, Ltd.............................   102,233               758,183
*   Godrej Properties, Ltd.............................    20,013               235,633
    Graphite India, Ltd................................    47,786               264,100
    Grasim Industries, Ltd.............................   377,779             4,892,885
    GRUH Finance, Ltd..................................   249,522             1,141,227
    Havells India, Ltd.................................   234,115             2,605,621
    HCL Technologies, Ltd..............................   862,054            14,630,281
    HDFC Bank, Ltd..................................... 1,383,984            46,006,901
    HEG, Ltd...........................................     9,287               216,666
    Hero MotoCorp, Ltd.................................    85,976             3,097,456

THE EMERGING MARKETS SERIES

CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDIA -- (Continued)
    Hindalco Industries, Ltd........................... 2,322,605           $ 6,870,145
    Hindustan Petroleum Corp., Ltd.....................   726,814             3,058,878
    Hindustan Unilever, Ltd............................   992,915            25,013,151
    Honeywell Automation India, Ltd....................       255                88,334
    Housing Development Finance Corp., Ltd............. 1,308,824            37,558,103
    ICICI Bank, Ltd., Sponsored ADR.................... 1,010,599            11,571,353
    ICICI Lombard General Insurance Co., Ltd...........    48,718               761,603
    ICICI Prudential Life Insurance Co., Ltd...........   237,801             1,259,237
*   IDFC First Bank, Ltd............................... 2,686,862             1,920,355
    IIFL Holdings, Ltd.................................   120,008               743,874
    Indiabulls Housing Finance, Ltd....................   888,168             8,828,967
    Indiabulls Ventures, Ltd...........................   103,518               439,158
*   Indian Bank........................................   114,252               415,607
    Indian Hotels Co., Ltd. (The)......................   149,470               330,967
    Indian Oil Corp., Ltd.............................. 1,482,131             3,384,207
    Indraprastha Gas, Ltd..............................   274,014             1,229,141
    IndusInd Bank, Ltd.................................   173,449             3,992,808
    Info Edge India, Ltd...............................    29,418               817,717
    Infosys, Ltd., Sponsored ADR....................... 1,695,776            18,246,550
    Infosys, Ltd....................................... 3,610,458            38,758,739
    InterGlobe Aviation, Ltd...........................   133,462             2,907,830
    ITC, Ltd........................................... 4,651,620            20,171,803
*   Jindal Steel & Power, Ltd.......................... 1,051,483             2,694,349
    JSW Steel, Ltd..................................... 2,677,650            11,935,549
    Jubilant Foodworks, Ltd............................   107,404             2,056,247
    Kansai Nerolac Paints, Ltd.........................   127,527               806,719
    Kotak Mahindra Bank, Ltd...........................   538,866            10,734,568
    L&T Finance Holdings, Ltd.......................... 1,403,145             2,640,362
    Larsen & Toubro Infotech, Ltd......................    76,384             1,878,559
    Larsen & Toubro, Ltd...............................   562,297            10,896,976
    LIC Housing Finance, Ltd...........................   915,481             6,535,507
    Lupin, Ltd.........................................   490,576             6,145,278
    Mahindra & Mahindra Financial Services, Ltd........   539,797             3,096,178
    Mahindra & Mahindra, Ltd...........................   947,433             8,802,313
    Mangalore Refinery & Petrochemicals, Ltd...........   285,511               299,465
    Marico, Ltd........................................   748,884             3,873,842
    Maruti Suzuki India, Ltd...........................   138,331            13,199,522
    Mindtree, Ltd......................................   189,573             2,671,744
    Motherson Sumi Systems, Ltd........................ 1,437,389             3,031,087
    Motilal Oswal Financial Services, Ltd..............    23,089               235,353
    Mphasis, Ltd.......................................   170,865             2,369,580
    MRF, Ltd...........................................     2,969             2,268,756
    Muthoot Finance, Ltd...............................   360,148             3,092,329
    Natco Pharma, Ltd..................................     5,022                39,004
    NBCC India, Ltd....................................   239,532               199,873
    Nestle India, Ltd..................................    37,106             5,798,744
    NHPC, Ltd.......................................... 3,026,547             1,016,385
    NTPC, Ltd.......................................... 1,784,906             3,426,496
    Oberoi Realty, Ltd.................................    85,041               620,091
    Odisha Cement, Ltd.................................    78,770             1,295,973
    Oil & Natural Gas Corp., Ltd.......................   974,121             2,371,651
    Oil India, Ltd.....................................   345,413               903,844
    Oracle Financial Services Software, Ltd............    36,515             1,848,231
    Page Industries, Ltd...............................     6,472             2,158,182
    Petronet LNG, Ltd.................................. 1,989,103             6,870,881
    Pfizer, Ltd........................................     2,325               105,374
    PI Industries, Ltd.................................       805                12,155
    Pidilite Industries, Ltd...........................   195,176             3,457,196
    Piramal Enterprises, Ltd...........................   119,497             4,040,528

THE EMERGING MARKETS SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
INDIA -- (Continued)
     PNB Housing Finance, Ltd...........................     26,993          $    274,985
     Power Finance Corp., Ltd...........................  1,462,437             2,424,201
     Power Grid Corp. of India, Ltd.....................  1,910,627             5,125,461
     Procter & Gamble Hygiene & Health Care, Ltd........     10,744             1,578,662
*    Punjab National Bank...............................  1,362,458             1,666,122
     Rajesh Exports, Ltd................................    161,667             1,557,373
     Ramco Cements, Ltd. (The)..........................     96,533             1,073,614
     RBL Bank, Ltd......................................    362,712             3,525,090
     REC, Ltd...........................................  2,124,950             4,502,009
     Reliance Industries, Ltd...........................  3,145,620            63,001,853
     Reliance Industries, Ltd., GDR.....................      3,374               135,129
     Sanofi India, Ltd..................................        529                42,643
     SBI Life Insurance Co., Ltd........................     26,108               240,407
     Shree Cement, Ltd..................................     10,928             3,107,463
     Shriram Transport Finance Co., Ltd.................    342,689             5,469,217
     Siemens, Ltd.......................................     82,309             1,387,626
     SRF, Ltd...........................................      7,970               293,955
*    State Bank of India................................  1,485,493             6,650,430
*    Steel Authority of India, Ltd......................    899,628               722,064
     Sun Pharmaceutical Industries, Ltd.................    747,796             4,901,227
     Sun TV Network, Ltd................................    154,048             1,272,630
     Sundaram Finance Holdings, Ltd.....................     27,690                31,872
     Sundaram Finance, Ltd..............................     46,405               962,308
     Supreme Industries, Ltd............................      3,625                59,544
     Tata Chemicals, Ltd................................    100,083               828,501
     Tata Communications, Ltd...........................    109,030               887,484
     Tata Consultancy Services, Ltd.....................  1,381,009            44,807,519
     Tata Global Beverages, Ltd.........................    335,765             1,009,782
# *  Tata Motors, Ltd., Sponsored ADR...................     41,094               632,848
*    Tata Motors, Ltd...................................  4,224,425            13,042,587
     Tata Power Co., Ltd. (The).........................  1,856,520             1,806,700
     Tata Steel, Ltd....................................    841,300             6,769,412
     Tech Mahindra, Ltd.................................    939,022            11,291,990
     Titan Co., Ltd.....................................    364,783             6,090,957
     Torrent Pharmaceuticals, Ltd.......................    105,606             2,733,726
     TVS Motor Co., Ltd.................................    131,305               922,739
     UltraTech Cement, Ltd..............................     79,522             5,279,619
     United Breweries, Ltd..............................     88,189             1,800,058
*    United Spirits, Ltd................................    345,436             2,787,070
     UPL, Ltd...........................................  1,089,936            15,182,633
     Vadafone Idea, Ltd................................. 12,766,215             2,835,764
     Vakrangee, Ltd.....................................     90,055                81,351
     Vedanta, Ltd.......................................  4,103,469             9,881,279
     Vodafone Idea, Ltd.................................  5,576,048             1,230,508
     Voltas, Ltd........................................    141,440             1,226,774
     Whirlpool of India, Ltd............................     13,680               273,666
     Wipro, Ltd.........................................  1,877,725             8,069,303
     Yes Bank, Ltd......................................  3,352,181             8,040,031
     Zee Entertainment Enterprises, Ltd.................    890,630             5,566,882
                                                                             ------------
TOTAL INDIA.............................................                      846,809,590
                                                                             ------------
INDONESIA -- (2.7%)
     Ace Hardware Indonesia Tbk PT......................  5,621,000               651,242
     Adaro Energy Tbk PT................................ 56,601,000             5,192,459
     Astra Agro Lestari Tbk PT..........................  1,255,245               958,170
     Astra International Tbk PT......................... 22,239,310            11,905,111
     Bank Central Asia Tbk PT...........................  8,457,600            17,084,977
     Bank Danamon Indonesia Tbk PT......................  4,749,479             2,951,145
     Bank Mandiri Persero Tbk PT........................ 15,448,034             8,416,149

THE EMERGING MARKETS SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
INDONESIA -- (Continued)
    Bank Negara Indonesia Persero Tbk PT............... 13,179,322          $  8,894,168
*   Bank Pan Indonesia Tbk PT..........................  3,188,400               289,766
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  1,514,200               215,925
*   Bank Permata Tbk PT................................  7,825,200               516,546
    Bank Rakyat Indonesia Persero Tbk PT............... 63,168,800            19,421,570
    Bank Tabungan Negara Persero Tbk PT................  9,133,700             1,626,453
    Barito Pacific Tbk PT.............................. 12,319,700             3,486,401
    Bayan Resources Tbk PT.............................     79,500                97,124
    Bukit Asam Tbk PT..................................  8,340,900             2,320,463
*   Bumi Serpong Damai Tbk PT.......................... 14,811,100             1,493,010
    Charoen Pokphand Indonesia Tbk PT.................. 11,695,400             4,329,116
    Gudang Garam Tbk PT................................    812,100             4,818,841
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  4,970,400             2,583,859
    Indo Tambangraya Megah Tbk PT......................    623,300               841,732
    Indocement Tunggal Prakarsa Tbk PT.................  1,672,900             2,586,907
    Indofood CBP Sukses Makmur Tbk PT..................  3,456,800             2,361,936
    Indofood Sukses Makmur Tbk PT...................... 14,411,400             7,036,555
    Indosat Tbk PT.....................................  1,720,800               315,341
    Japfa Comfeed Indonesia Tbk PT.....................  1,452,100               159,128
    Jasa Marga Persero Tbk PT..........................  3,871,113             1,658,807
    Kalbe Farma Tbk PT................................. 27,775,800             3,013,523
    Matahari Department Store Tbk PT...................  3,036,900               869,512
    Mayora Indah Tbk PT................................ 18,503,625             3,377,791
    Media Nusantara Citra Tbk PT.......................  6,042,300               398,897
*   Mitra Keluarga Karyasehat Tbk PT...................  2,587,500               392,068
    Pabrik Kertas Tjiwi Kimia Tbk PT...................    493,400               349,216
    Pakuwon Jati Tbk PT................................ 46,392,900             2,327,193
    Perusahaan Gas Negara Persero Tbk.................. 14,270,600             2,325,935
    Sarana Menara Nusantara Tbk PT..................... 15,733,500               856,200
    Semen Baturaja Persero Tbk PT......................  1,298,200                89,312
    Semen Indonesia Persero Tbk PT.....................  4,499,500             4,271,320
    Sinar Mas Agro Resources & Technology Tbk PT.......  1,035,900               267,804
*   Smartfren Telecom Tbk PT........................... 16,517,200               361,791
    Surya Citra Media Tbk PT...........................  8,971,800             1,171,353
    Telekomunikasi Indonesia Persero Tbk PT............ 37,216,900             9,910,386
    Telekomunikasi Indonesia Persero Tbk PT, Sponsored
      ADR..............................................    196,768             5,263,544
*   Totalindo Eka Persada Tbk PT.......................    722,000                34,964
    Tower Bersama Infrastructure Tbk PT................  2,333,400               647,549
    Unilever Indonesia Tbk PT..........................  2,015,700             6,437,659
    United Tractors Tbk PT.............................  4,272,296             8,158,505
*   Vale Indonesia Tbk PT..............................  4,292,200               920,020
    Waskita Karya Persero Tbk PT....................... 15,857,379             2,364,474
*   XL Axiata Tbk PT................................... 12,061,400             2,473,106
                                                                            ------------
TOTAL INDONESIA........................................                      168,495,023
                                                                            ------------
MALAYSIA -- (2.9%)
    AFFIN Bank Bhd.....................................    538,890               292,104
#   AirAsia Group Bhd..................................  6,063,200             4,005,381
    Alliance Bank Malaysia Bhd.........................  1,892,200             1,859,291
    AMMB Holdings Bhd..................................  3,674,859             3,972,870
    Astro Malaysia Holdings Bhd........................  2,812,500               986,909
    Axiata Group Bhd...................................  4,573,695             4,394,232
    Batu Kawan Bhd.....................................    105,400               428,331
    BIMB Holdings Bhd..................................  1,193,855             1,339,921
    Boustead Holdings Bhd..............................    264,800                81,999
    British American Tobacco Malaysia Bhd..............    247,500             2,088,180
    Bursa Malaysia Bhd.................................    406,600               663,834
    Carlsberg Brewery Malaysia Bhd, Class B............     35,900               219,382
    CIMB Group Holdings Bhd............................  4,938,173             6,298,409

THE EMERGING MARKETS SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
MALAYSIA -- (Continued)
    Dialog Group Bhd...................................  1,487,318          $  1,157,754
    DiGi.Com Bhd.......................................  5,082,520             5,654,688
*   FGV Holdings Bhd...................................  3,312,000               999,948
    Fraser & Neave Holdings Bhd........................    118,800             1,003,066
    Gamuda Bhd.........................................  2,962,200             2,507,461
    Genting Bhd........................................  5,238,500             8,924,013
    Genting Malaysia Bhd...............................  4,360,000             3,355,761
#   Genting Plantations Bhd............................    415,400             1,054,197
    HAP Seng Consolidated Bhd..........................    973,700             2,328,015
#   Hartalega Holdings Bhd.............................  2,213,600             2,694,217
    Heineken Malaysia Bhd..............................     44,800               265,549
    Hong Leong Bank Bhd................................    446,566             2,159,771
    Hong Leong Financial Group Bhd.....................    667,383             3,102,288
    IHH Healthcare Bhd.................................  1,798,500             2,419,161
    IJM Corp. Bhd......................................  5,975,162             3,382,877
    Inari Amertron Bhd.................................  3,266,200             1,368,387
    IOI Corp. Bhd......................................  3,070,405             3,346,496
#   IOI Properties Group Bhd...........................  2,847,529               943,986
    Kuala Lumpur Kepong Bhd............................    692,500             4,148,332
    Lotte Chemical Titan Holding Bhd...................      9,800                 8,374
    Malayan Banking Bhd................................  4,762,143            10,655,785
    Malaysia Airports Holdings Bhd.....................  2,790,541             5,153,729
    Malaysia Building Society Bhd......................  3,920,810               944,067
    Maxis Bhd..........................................  2,881,400             3,736,348
    MISC Bhd...........................................  2,133,598             3,564,433
    MMC Corp. Bhd......................................  1,596,500               405,494
    Nestle Malaysia Bhd................................     44,500             1,571,388
    Petronas Chemicals Group Bhd.......................  3,389,400             7,379,073
    Petronas Dagangan Bhd..............................    307,800             1,801,299
    Petronas Gas Bhd...................................    890,500             3,810,320
    PPB Group Bhd......................................    947,980             4,292,922
#   Press Metal Aluminium Holdings Bhd.................  1,919,800             2,207,505
    Public Bank Bhd....................................  3,656,014            19,903,116
    QL Resources Bhd...................................    831,990             1,371,788
    RHB Bank Bhd.......................................  1,697,005             2,448,045
*   Sapura Energy Bhd..................................  1,536,800               120,461
    Sime Darby Bhd.....................................  4,705,061             2,642,763
    Sime Darby Plantation Bhd..........................  3,100,461             3,864,847
    Sime Darby Property Bhd............................  3,068,061               823,857
    SP Setia Bhd Group.................................  1,667,711               915,347
#   Sunway Bhd.........................................  3,620,874             1,463,525
#   Telekom Malaysia Bhd...............................  1,604,564             1,130,416
    Tenaga Nasional Bhd................................  3,718,850            11,067,788
#   Top Glove Corp. Bhd................................  2,541,300             2,995,041
    UMW Holdings Bhd...................................    936,466             1,235,562
    United Plantations Bhd.............................     46,700               301,858
    Westports Holdings Bhd.............................  1,630,900             1,502,078
    YTL Corp. Bhd...................................... 13,545,299             3,696,800
    YTL Power International Bhd........................  2,843,597               611,861
                                                                            ------------
TOTAL MALAYSIA.........................................                      179,072,700
                                                                            ------------
MEXICO -- (3.6%)
    Alfa S.A.B. de C.V., Class A....................... 11,166,689            11,250,479
    America Movil S.A.B. de C.V., Sponsored ADR,
      Class L..........................................    109,448             1,616,547
#   America Movil S.A.B. de C.V., Series L............. 48,207,854            35,778,745
    Arca Continental S.A.B. de C.V.....................    697,902             3,968,868
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand, ADR...........    122,692             1,034,294

THE EMERGING MARKETS SERIES

CONTINUED

                                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                  ---------- -------------------------------
MEXICO -- (Continued)
     Banco Santander Mexico SA Institucion de Banca Multiple
       Grupo Financiero Santand, Class B.........................  2,874,373          $  4,826,063
#    Becle S.A.B. de C.V.........................................    789,596             1,218,688
# *  Cemex S.A.B. de C.V......................................... 24,758,419            11,466,494
     Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR...............     25,753             1,651,282
     Coca-Cola Femsa S.A.B. de C.V...............................    390,519             2,483,880
     El Puerto de Liverpool S.A.B. de C.V........................    293,210             1,896,811
#    Fomento Economico Mexicano S.A.B. de C.V....................  1,232,252            12,043,183
#    Gruma S.A.B. de C.V., Class B...............................    573,607             5,733,725
     Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR........     13,641             1,382,788
#    Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B....    533,221             5,403,160
     Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR.........     32,374             5,327,142
#    Grupo Bimbo S.A.B. de C.V., Class A.........................  2,617,893             5,813,627
     Grupo Carso S.A.B. de C.V., Series A1.......................    793,269             3,079,722
#    Grupo Elektra S.A.B. de C.V.................................     95,655             5,096,151
     Grupo Financiero Banorte S.A.B. de C.V......................  2,860,580            18,125,193
     Grupo Financiero Inbursa S.A.B. de C.V......................  3,950,124             6,036,322
     Grupo Lala S.A.B. de C.V....................................    676,654               904,454
#    Grupo Mexico S.A.B. de C.V., Series B.......................  6,360,255            18,670,369
     Grupo Televisa S.A.B., Sponsored ADR........................    202,737             2,055,753
#    Grupo Televisa S.A.B., Series CPO...........................  3,716,830             7,571,783
# *  Impulsora del Desarrollo y el Empleo en America Latina
       S.A.B. de C.V.............................................  2,300,948             4,259,565
#    Industrias Penoles S.A.B. de C.V............................    374,851             4,310,507
     Infraestructura Energetica Nova S.A.B. de C.V...............    759,365             3,318,611
     Kimberly-Clark de Mexico S.A.B. de C.V., Class A............  2,758,212             4,763,427
     Megacable Holdings S.A.B. de C.V............................    250,780             1,101,923
#    Mexichem S.A.B. de C.V......................................  3,426,482             7,958,117
*    Organizacion Soriana S.A.B. de C.V., Class B................  1,059,965             1,283,739
#    Promotora y Operadora de Infraestructura S.A.B. de C.V......    284,767             2,890,217
     Wal-Mart de Mexico S.A.B. de C.V............................  7,198,435            21,149,811
                                                                                      ------------
TOTAL MEXICO.....................................................                      225,471,440
                                                                                      ------------
PERU -- (0.3%)
     Cementos Pacasmayo SAA, ADR.................................     15,158               144,004
     Cia de Minas Buenaventura SAA, ADR..........................    125,122             2,028,228
     Credicorp, Ltd..............................................     70,995            16,818,715
     Grana y Montero SAA, Sponsored ADR..........................    108,988               392,357
                                                                                      ------------
TOTAL PERU.......................................................                       19,383,304
                                                                                      ------------
PHILIPPINES -- (1.4%)
     Aboitiz Equity Ventures, Inc................................  2,290,670             2,445,439
     Aboitiz Power Corp..........................................  1,962,800             1,421,081
     Alliance Global Group, Inc..................................  9,328,900             2,678,501
     Ayala Corp..................................................    321,242             5,572,217
     Ayala Land, Inc.............................................  9,812,818             9,232,028
     Bank of the Philippine Islands..............................  1,087,292             1,771,526
     BDO Unibank, Inc............................................  1,553,962             4,000,799
     Bloomberry Resorts Corp.....................................  1,369,000               334,829
     DMCI Holdings, Inc.......................................... 12,758,800             2,733,118
     Emperador, Inc..............................................  1,850,900               263,980
     Globe Telecom, Inc..........................................     65,910             2,252,786
     GT Capital Holdings, Inc....................................    155,895             2,589,950
     International Container Terminal Services, Inc..............  1,859,110             4,510,271
     JG Summit Holdings, Inc.....................................  3,900,510             4,938,843
     Jollibee Foods Corp.........................................    639,740             3,739,512
     LT Group, Inc...............................................  4,703,300             1,448,179
     Manila Electric Co..........................................    295,630             2,187,156
     Megaworld Corp.............................................. 27,678,000             2,975,688

THE EMERGING MARKETS SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
PHILIPPINES -- (Continued)
    Metro Pacific Investments Corp..................... 20,451,700           $ 1,793,981
    Metropolitan Bank & Trust Co.......................  1,471,167             2,097,229
*   Philippine National Bank...........................     43,048                43,358
#   PLDT, Inc., Sponsored ADR..........................    121,988             2,885,016
    PLDT, Inc..........................................    117,390             2,769,370
    Puregold Price Club, Inc...........................  2,074,700             1,669,979
    Robinsons Land Corp................................  3,184,682             1,496,240
    Robinsons Retail Holdings, Inc.....................    541,860               811,009
    San Miguel Corp....................................  1,462,960             5,070,460
    Security Bank Corp.................................    429,970             1,485,422
    Semirara Mining & Power Corp.......................  1,838,000               841,225
    SM Investments Corp................................    189,763             3,462,042
    SM Prime Holdings, Inc.............................  7,730,810             6,153,822
*   Top Frontier Investment Holdings, Inc..............     36,799               189,645
    Universal Robina Corp..............................  1,309,160             3,824,195
                                                                             -----------
TOTAL PHILIPPINES......................................                       89,688,896
                                                                             -----------
POLAND -- (1.6%)
*   Alior Bank SA......................................    227,085             3,497,528
    AmRest Holdings SE.................................     39,645               428,031
    Bank Handlowy w Warszawie SA.......................     53,319               868,024
*   Bank Millennium SA.................................  1,435,638             3,627,263
#   Bank Pekao SA......................................    120,869             3,607,462
    CCC SA.............................................     41,478             2,255,875
*   CD Projekt SA......................................     82,087             4,619,419
*   Cyfrowy Polsat SA..................................    563,870             3,914,606
*   Dino Polska SA.....................................     82,960             2,754,583
    Grupa Azoty SA.....................................     80,163               868,528
    Grupa Lotos SA.....................................    352,784             7,686,446
#   ING Bank Slaski SA.................................     38,424             1,940,144
*   Jastrzebska Spolka Weglowa SA......................    115,275             1,754,893
*   KGHM Polska Miedz SA...............................    384,416            10,379,394
    LPP SA.............................................      2,207             4,948,548
    mBank SA...........................................     30,837             3,577,762
*   Orange Polska SA...................................    531,341               687,090
*   PGE Polska Grupa Energetyczna SA...................  1,838,184             4,576,222
    Polski Koncern Naftowy Orlen S.A...................    565,808            14,526,818
    Polskie Gornictwo Naftowe i Gazownictwo SA.........  1,863,953             2,834,458
    Powszechna Kasa Oszczednosci Bank Polski SA........    665,637             6,851,311
    Powszechny Zaklad Ubezpieczen SA...................    808,411             8,898,439
    Santander Bank Polska SA...........................     33,813             3,516,503
*   Tauron Polska Energia SA...........................    463,794               210,358
                                                                             -----------
TOTAL POLAND...........................................                       98,829,705
                                                                             -----------
RUSSIA -- (1.8%)
    Gazprom PJSC, Sponsored ADR........................  2,221,918            11,108,108
    Gazprom PJSC, Sponsored ADR........................     42,939               215,554
    Lukoil PJSC, Sponsored ADR(BYZF386)................     68,365             5,845,208
    Lukoil PJSC, Sponsored ADR(BYZDW2900)..............    171,816            14,588,323
    Magnitogorsk Iron & Steel Works PJSC, GDR..........    199,210             1,774,858
*   Mail.Ru Group, Ltd., GDR...........................     52,592             1,214,875
    MMC Norilsk Nickel PJSC, ADR.......................     36,191               810,859
    MMC Norilsk Nickel PJSC, ADR.......................    406,377             9,035,237
    Novatek PJSC, GDR..................................     41,558             8,017,684
    Novolipetsk Steel PJSC, GDR........................    111,869             2,954,689
    PhosAgro PJSC, GDR.................................     83,207             1,050,025
    PhosAgro PJSC, GDR.................................     27,937               351,727
    Rosneft Oil Co. PJSC, GDR..........................     71,061               472,698

THE EMERGING MARKETS SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
RUSSIA -- (Continued)
     Rosneft Oil Co. PJSC, GDR..........................   700,727          $  4,669,225
     Rostelecom PJSC, Sponsored ADR.....................    20,806               140,753
     Rostelecom PJSC, Sponsored ADR.....................    78,867               542,645
     RusHydro PJSC, ADR.................................    12,131                 9,417
     RusHydro PJSC, ADR................................. 1,196,354               941,454
     Sberbank of Russia PJSC, Sponsored ADR............. 1,818,206            26,062,001
     Severstal PJSC, GDR................................   191,829             3,108,134
     Severstal PJSC, GDR................................     3,447                55,807
     Tatneft PJSC, Sponsored ADR........................   137,960             9,714,772
     Tatneft PJSC, Sponsored ADR........................    26,646             1,872,548
     VEON, Ltd..........................................   346,509               810,831
     VTB Bank PJSC, GDR................................. 1,358,280             1,519,125
     VTB Bank PJSC, GDR................................. 1,913,221             2,135,155
     X5 Retail Group NV, GDR............................   104,478             3,170,907
                                                                            ------------
TOTAL RUSSIA............................................                     112,192,619
                                                                            ------------
SOUTH AFRICA -- (7.2%)
     Absa Group, Ltd.................................... 2,048,444            23,597,404
     Anglo American Platinum, Ltd.......................    87,998             4,451,591
     AngloGold Ashanti, Ltd.............................    30,125               358,423
     AngloGold Ashanti, Ltd., Sponsored ADR............. 1,637,102            19,317,804
     Aspen Pharmacare Holdings, Ltd.....................   574,874             4,142,476
#    Assore, Ltd........................................    37,362               969,716
     AVI, Ltd...........................................   384,243             2,469,543
     Bid Corp., Ltd.....................................   668,539            14,133,564
     Bidvest Group, Ltd. (The)..........................   983,621            14,960,971
     Capitec Bank Holdings, Ltd.........................    75,595             7,071,085
     Clicks Group, Ltd..................................   444,655             6,085,608
     Discovery, Ltd.....................................   761,043             7,669,145
     Distell Group Holdings, Ltd........................    19,337               185,201
     Exxaro Resources, Ltd..............................   631,839             7,230,263
     FirstRand, Ltd..................................... 4,821,116            22,943,864
     Foschini Group, Ltd. (The).........................   501,026             6,491,789
     Gold Fields, Ltd...................................    61,553               231,976
     Gold Fields, Ltd., Sponsored ADR................... 3,517,277            13,189,789
# *  Impala Platinum Holdings, Ltd...................... 1,026,619             4,128,747
     Imperial Logistics, Ltd............................   555,326             2,429,264
     Investec, Ltd......................................   738,692             4,726,844
     Kumba Iron Ore, Ltd................................   164,394             4,943,970
     Liberty Holdings, Ltd..............................   287,868             2,083,985
     Life Healthcare Group Holdings, Ltd................ 3,722,374             6,789,538
     MMI Holdings, Ltd..................................   965,496             1,207,272
     Mondi, Ltd.........................................   295,967             6,540,104
#    Mr. Price Group, Ltd...............................   439,100             6,654,620
#    MTN Group, Ltd..................................... 4,040,869            29,276,612
*    Multichoice Group, Ltd.............................   269,196             2,417,213
     Naspers, Ltd., Class N.............................   269,196            69,250,754
     Nedbank Group, Ltd.................................   764,770            14,265,789
     NEPI Rockcastle P.L.C..............................   355,850             2,970,847
     Netcare, Ltd....................................... 2,825,287             4,755,674
     Oceana Group, Ltd..................................   114,893               561,326
     Old Mutual, Ltd....................................    77,296               124,330
     Pick n Pay Stores, Ltd.............................   261,842             1,271,275
     Pioneer Foods Group, Ltd...........................    31,622               190,445
     PSG Group, Ltd.....................................   301,924             5,599,522
     Sanlam, Ltd........................................ 3,708,837            19,859,275
     Sappi, Ltd......................................... 1,893,884             9,043,418
     Sasol, Ltd., Sponsored ADR.........................   742,393            24,498,969
     Shoprite Holdings, Ltd.............................   724,615             8,746,822

THE EMERGING MARKETS SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH AFRICA -- (Continued)
*    Sibanye Gold, Ltd.................................. 3,531,257          $  3,324,602
     SPAR Group, Ltd. (The).............................   287,889             3,908,806
     Standard Bank Group, Ltd........................... 2,064,368            28,830,652
# *  Steinhoff International Holdings NV................ 3,896,458               560,386
#    Telkom SA SOC, Ltd.................................    77,207               459,517
     Tiger Brands, Ltd..................................   444,130             7,725,298
     Truworths International, Ltd.......................   821,083             4,353,556
#    Vodacom Group, Ltd.................................   888,759             7,172,247
#    Woolworths Holdings, Ltd........................... 2,502,184             8,354,182
                                                                            ------------
TOTAL SOUTH AFRICA......................................                     452,526,073
                                                                            ------------
SOUTH KOREA -- (15.5%)
     Amorepacific Corp..................................    27,561             4,907,866
     AMOREPACIFIC Group.................................    27,890             1,796,969
     BGF Co., Ltd.......................................   212,223             1,497,431
     BGF retail Co., Ltd................................     5,922             1,109,124
     BNK Financial Group, Inc...........................   525,177             3,151,615
*    Celltrion Pharm, Inc...............................    11,585               590,334
# *  Celltrion, Inc.....................................    79,315            14,425,747
     Cheil Worldwide, Inc...............................    93,735             2,045,004
     CJ CGV Co., Ltd....................................     4,832               177,905
     CJ CheilJedang Corp................................    19,918             5,373,410
     CJ Corp............................................    44,364             4,537,450
     CJ ENM Co., Ltd....................................    13,021             2,443,372
# *  CJ Logistics Corp..................................    10,274             1,387,268
     Com2uSCorp.........................................    11,105               949,501
     Cosmax, Inc........................................     6,422               762,960
     Cuckoo Holdings Co., Ltd...........................       768                95,619
     Daelim Industrial Co., Ltd.........................    58,487             4,852,942
*    Daewoo Engineering & Construction Co., Ltd.........   249,616             1,078,781
*    Daewoo Shipbuilding & Marine Engineering Co., Ltd..    71,856             1,790,947
     Daewoong Pharmaceutical Co., Ltd...................     1,896               330,205
     DB Insurance Co., Ltd..............................   171,260            10,033,254
#    DGB Financial Group, Inc...........................   320,239             2,308,509
     Dongsuh Cos., Inc..................................    31,182               522,465
     Doosan Bobcat, Inc.................................    62,510             1,714,077
#    Doosan Corp........................................    16,851             1,481,489
*    Doosan Heavy Industries & Construction Co., Ltd....   239,641             1,436,252
# *  Doosan Infracore Co., Ltd..........................   492,270             3,067,152
     Douzone Bizon Co., Ltd.............................    19,977               978,725
     E-MART, Inc........................................    42,516             6,270,342
     Fila Korea, Ltd....................................    75,486             5,338,489
     Grand Korea Leisure Co., Ltd.......................    41,934               835,480
     Green Cross Corp...................................     4,294               530,202
     Green Cross Holdings Corp..........................    23,565               491,891
     GS Engineering & Construction Corp.................   155,729             5,418,317
     GS Holdings Corp...................................   190,987             8,511,302
     GS Home Shopping, Inc..............................     4,597               674,386
     GS Retail Co., Ltd.................................    53,143             1,783,382
     Hana Financial Group, Inc..........................   580,821            18,319,521
*    Hanall Biopharma Co., Ltd..........................    12,811               358,886
#    Hanjin Kal Corp....................................    63,239             2,004,661
     Hankook Tire Co., Ltd..............................   148,630             5,057,272
     Hanmi Pharm Co., Ltd...............................     6,448             2,402,783
     Hanmi Science Co., Ltd.............................    10,613               684,473
     Hanon Systems......................................   266,528             2,865,933
#    Hanssem Co., Ltd...................................    16,476             1,454,210
*    Hanwha Aerospace Co., Ltd..........................    61,456             1,626,771
     Hanwha Chemical Corp...............................   268,962             4,753,249

THE EMERGING MARKETS SERIES CONTINUED

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Hanwha Corp........................................   166,569           $ 4,226,231
     Hanwha Life Insurance Co., Ltd..................... 1,038,851             3,551,606
     HDC Holdings Co., Ltd..............................   163,056             2,404,418
     Hite Jinro Co., Ltd................................    48,621               845,413
# *  HLB, Inc...........................................    28,982             2,084,789
#    Hotel Shilla Co., Ltd..............................    55,107             5,437,084
# *  Hugel, Inc.........................................     2,135               758,927
*    Hyosung Advanced Materials Corp....................     7,969               884,456
     Hyosung Chemical Corp..............................     5,674               672,552
     Hyosung Corp.......................................    39,608             2,546,914
     Hyosung TNC Co., Ltd...............................     7,698             1,095,215
     Hyundai Construction Equipment Co., Ltd............    16,066               674,953
     Hyundai Department Store Co., Ltd..................    28,328             2,463,339
     Hyundai Elevator Co., Ltd..........................    16,325             1,202,185
     Hyundai Engineering & Construction Co., Ltd........   115,296             5,187,551
     Hyundai Glovis Co., Ltd............................    27,895             3,816,016
     Hyundai Greenfood Co., Ltd.........................    51,951               620,735
*    Hyundai Heavy Industries Co., Ltd..................    60,096             6,417,032
     Hyundai Heavy Industries Holdings Co., Ltd.........    20,482             5,999,524
     Hyundai Home Shopping Network Corp.................     5,020               430,046
     Hyundai Marine & Fire Insurance Co., Ltd...........   208,568             6,826,452
# *  Hyundai Merchant Marine Co., Ltd...................   188,580               649,879
#    Hyundai Mipo Dockyard Co., Ltd.....................    40,720             1,964,055
     Hyundai Mobis Co., Ltd.............................    59,300            11,828,874
     Hyundai Motor Co...................................   128,680            15,274,378
# *  Hyundai Rotem Co., Ltd.............................    32,868               609,922
     Hyundai Steel Co...................................   191,753             7,615,088
     Hyundai Wia Corp...................................    18,822               805,313
# *  Iljin Materials Co., Ltd...........................    17,651               566,178
     Industrial Bank of Korea...........................   481,487             5,838,586
     Innocean Worldwide, Inc............................     3,114               189,859
     Jeil Pharmaceutical Co., Ltd.......................       157                 5,736
#    Kakao Corp.........................................    28,969             2,982,729
     Kangwon Land, Inc..................................   104,801             3,052,936
     KB Financial Group, Inc............................   413,344            16,321,028
#    KB Financial Group, Inc., ADR......................    63,998             2,529,841
     KCC Corp...........................................    11,809             3,588,919
     KEPCO Plant Service & Engineering Co., Ltd.........    30,975               972,267
     Kia Motors Corp....................................   410,443            15,910,367
#    KIWOOM Securities Co., Ltd.........................    25,281             1,783,452
     Koh Young Technology, Inc..........................     2,393               198,104
     Kolon Industries, Inc..............................    40,014             1,586,499
     Korea Aerospace Industries, Ltd....................    37,044             1,109,710
# *  Korea Electric Power Corp., Sponsored ADR..........   130,759             1,591,337
*    Korea Electric Power Corp..........................   150,306             3,638,688
     Korea Gas Corp.....................................    41,078             1,622,268
     Korea Investment Holdings Co., Ltd.................    87,714             5,149,288
     Korea Kolmar Co., Ltd..............................    15,861             1,006,965
     Korea Petrochemical Ind Co., Ltd...................     3,924               505,153
     Korea Zinc Co., Ltd................................     9,767             3,788,343
     Korean Air Lines Co., Ltd..........................   185,901             5,279,662
     Korean Reinsurance Co..............................    69,779               544,829
     KT Corp., Sponsored ADR............................    82,100               987,663
     KT&G Corp..........................................    98,283             8,597,030
     Kumho Petrochemical Co., Ltd.......................    36,680             2,888,079
*    Kumho Tire Co., Inc................................   149,636               579,294
     LG Chem, Ltd.......................................    41,518            12,879,028
     LG Corp............................................   147,582             9,228,768
# *  LG Display Co., Ltd., ADR..........................   808,137             6,747,944

THE EMERGING MARKETS SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
# *  LG Display Co., Ltd................................   525,059          $  8,928,504
     LG Electronics, Inc................................   226,351            14,706,488
     LG Household & Health Care, Ltd....................    13,212            16,099,175
     LG Innotek Co., Ltd................................    40,182             4,214,970
     LG Uplus Corp......................................   427,869             5,241,039
     LIG Nex1 Co., Ltd..................................     2,016                64,611
     Lotte Chemical Corp................................    42,891             9,882,509
     Lotte Chilsung Beverage Co., Ltd...................        40                59,273
     Lotte Confectionery Co., Ltd.......................       237                37,453
     Lotte Corp.........................................    22,342               938,843
     LOTTE Fine Chemical Co., Ltd.......................    26,238             1,081,457
     LOTTE Himart Co., Ltd..............................    14,100               573,871
     Lotte Shopping Co., Ltd............................    21,751             3,320,893
     LS Corp............................................    41,095             1,744,850
     LS Industrial Systems Co., Ltd.....................    29,426             1,212,956
     Macquarie Korea Infrastructure Fund................   501,890             4,834,378
#    Mando Corp.........................................    96,447             2,761,192
     Medy-Tox, Inc......................................     7,354             3,526,769
     Meritz Financial Group, Inc........................   132,014             1,494,368
     Meritz Fire & Marine Insurance Co., Ltd............   174,445             3,552,951
#    Meritz Securities Co., Ltd.........................   775,459             3,365,472
#    Mirae Asset Daewoo Co., Ltd........................   800,765             5,359,028
     NAVER Corp.........................................   127,452            13,052,674
     NCSoft Corp........................................    16,404             7,387,326
# *  Netmarble Corp.....................................    13,796             1,507,686
     Nexen Tire Corp....................................    44,385               382,534
     NH Investment & Securities Co., Ltd................   340,746             4,020,265
*    NHN Corp...........................................    18,836             1,355,749
     NongShim Co., Ltd..................................     5,761             1,384,233
     OCI Co., Ltd.......................................    46,230             3,688,040
     Orange Life Insurance, Ltd.........................     3,478               106,055
     Orion Corp.........................................     8,589               712,555
     Orion Holdings Corp................................    67,257             1,100,933
     Ottogi Corp........................................     1,212               753,019
*    Pan Ocean Co., Ltd.................................   431,074             1,760,346
     Paradise Co., Ltd..................................    42,701               679,683
# *  Pearl Abyss Corp...................................     9,265             1,384,232
     POSCO, Sponsored ADR...............................   104,186             5,747,942
     POSCO..............................................    70,065            15,336,072
#    POSCO Chemtech Co., Ltd............................    25,913             1,276,640
     Posco International Corp...........................    99,219             1,555,580
     S-1 Corp...........................................    25,840             2,168,669
# *  Samsung Biologics Co., Ltd.........................     6,740             1,964,398
     Samsung C&T Corp...................................    51,407             4,518,538
     Samsung Card Co., Ltd..............................    54,707             1,739,199
#    Samsung Electro-Mechanics Co., Ltd.................    47,511             4,428,419
     Samsung Electronics Co., Ltd., GDR.................    52,509            51,978,277
     Samsung Electronics Co., Ltd....................... 4,912,950           193,163,506
*    Samsung Engineering Co., Ltd.......................   229,832             3,357,460
     Samsung Fire & Marine Insurance Co., Ltd...........    63,656            16,571,637
*    Samsung Heavy Industries Co., Ltd..................   840,137             5,925,594
     Samsung Life Insurance Co., Ltd....................   111,334             8,098,257
#    Samsung SDI Co., Ltd...............................    39,931             8,107,831
     Samsung SDS Co., Ltd...............................    29,343             5,456,438
     Samsung Securities Co., Ltd........................   124,839             3,815,095
     Seoul Semiconductor Co., Ltd.......................    43,467               714,844
     SFA Engineering Corp...............................    28,906             1,039,838
     Shinhan Financial Group Co., Ltd...................   305,033            11,528,688
     Shinhan Financial Group Co., Ltd., ADR.............    67,490             2,557,871

THE EMERGING MARKETS SERIES

CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
SOUTH KOREA -- (Continued)
    Shinsegae International, Inc.......................        519          $    139,860
    Shinsegae, Inc.....................................     14,738             4,294,650
    SK Discovery Co., Ltd..............................     40,851             1,063,221
    SK Holdings Co., Ltd...............................     38,964             8,568,651
    SK Hynix, Inc......................................    821,484            55,590,456
    SK Innovation Co., Ltd.............................     98,190            15,352,873
    SK Materials Co., Ltd..............................      9,016             1,329,480
    SK Networks Co., Ltd...............................    327,565             1,643,670
    SK Telecom Co., Ltd., Sponsored ADR................     24,883               587,239
    SK Telecom Co., Ltd................................     18,352             3,892,564
    SKC Co., Ltd.......................................     45,410             1,390,413
    S-Oil Corp.........................................     39,787             3,137,152
    Ssangyong Cement Industrial Co., Ltd...............    246,810             1,219,177
    Taekwang Industrial Co., Ltd.......................        497               637,715
    Tongyang Life Insurance Co., Ltd...................     44,805               173,954
    Woongjin Coway Co., Ltd............................     80,403             6,041,887
*   Woori Financial Group, Inc., Sponsored ADR.........      3,749               134,252
    Woori Financial Group, Inc.........................    807,880             9,578,511
    Young Poong Corp...................................        516               342,452
    Youngone Corp......................................     47,262             1,495,164
    Yuhan Corp.........................................      9,855             2,073,263
*   Yungjin Pharmaceutical Co., Ltd....................     60,994               343,002
                                                                            ------------
TOTAL SOUTH KOREA......................................                      965,148,199
                                                                            ------------
TAIWAN -- (15.0%)
    Accton Technology Corp.............................    685,000             2,909,890
#   Acer, Inc..........................................  5,009,811             3,405,415
    Advantech Co., Ltd.................................    373,663             3,027,534
    Airtac International Group.........................    218,518             2,927,403
    ASE Technology Holding Co., Ltd., ADR..............    133,966               609,546
    ASE Technology Holding Co., Ltd....................  7,079,782            16,445,809
    Asia Cement Corp...................................  3,763,758             5,094,305
*   Asia Pacific Telecom Co., Ltd......................  2,696,000               705,814
    Asustek Computer, Inc..............................  1,099,180             8,403,398
#   AU Optronics Corp., Sponsored ADR..................    169,591               591,873
#   AU Optronics Corp.................................. 22,720,873             8,125,862
#   Brighton-Best International Taiwan, Inc............    175,000               196,906
    Catcher Technology Co., Ltd........................  1,524,429            12,086,180
    Cathay Financial Holding Co., Ltd..................  6,545,450             9,478,238
    Chailease Holding Co., Ltd.........................  2,451,916            10,453,328
    Chang Hwa Commercial Bank, Ltd.....................  9,221,974             5,524,308
#   Cheng Shin Rubber Industry Co., Ltd................  3,477,965             4,646,380
    Chicony Electronics Co., Ltd.......................  1,172,497             2,890,362
    China Airlines, Ltd................................  9,779,536             3,102,415
    China Development Financial Holding Corp........... 22,365,121             7,209,164
    China Life Insurance Co., Ltd......................  4,867,354             4,052,578
    China Motor Corp...................................    825,000               740,849
*   China Petrochemical Development Corp...............  3,819,000             1,442,481
    China Steel Corp................................... 15,533,932            12,551,508
    Chipbond Technology Corp...........................  1,246,000             2,827,674
#   Chroma ATE, Inc....................................    730,000             3,497,150
#   Chunghwa Telecom Co., Ltd., Sponsored ADR..........    254,851             9,184,830
    Chunghwa Telecom Co., Ltd..........................  1,536,000             5,533,007
    Compal Electronics, Inc............................  8,616,541             5,569,847
    CTBC Financial Holding Co., Ltd.................... 20,702,175            14,182,059
    CTCI Corp..........................................  1,199,000             1,859,153
    Delta Electronics, Inc.............................  1,961,486            10,352,883
    E Ink Holdings, Inc................................  1,072,000             1,287,178
    E.Sun Financial Holding Co., Ltd................... 15,030,377            12,341,555

THE EMERGING MARKETS SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     Eclat Textile Co., Ltd.............................    258,402           $ 3,693,995
     Eternal Materials Co., Ltd.........................  1,630,591             1,348,929
     Eva Airways Corp...................................  8,054,441             3,950,126
     Evergreen Marine Corp. Taiwan, Ltd.................  5,141,782             2,257,337
     Far Eastern New Century Corp.......................  7,623,085             8,324,372
     Far EasTone Telecommunications Co., Ltd............  2,601,000             6,382,697
     Feng Hsin Steel Co., Ltd...........................      7,000                13,775
     Feng TAY Enterprise Co., Ltd.......................    500,424             4,057,710
     First Financial Holding Co., Ltd................... 15,909,988            11,358,757
     Formosa Chemicals & Fibre Corp.....................  2,951,518            10,620,571
#    Formosa Petrochemical Corp.........................  1,719,000             6,379,271
     Formosa Plastics Corp..............................  3,312,153            12,020,192
     Formosa Sumco Technology Corp......................     29,000               110,770
     Formosa Taffeta Co., Ltd...........................  1,608,000             1,939,396
     Foxconn Technology Co., Ltd........................  1,494,627             3,353,227
     Fubon Financial Holding Co., Ltd...................  8,817,233            13,030,011
     General Interface Solution Holding, Ltd............    608,000             2,359,022
     Giant Manufacturing Co., Ltd.......................    489,506             3,733,285
#    Globalwafers Co., Ltd..............................    293,000             3,211,784
#    Gourmet Master Co., Ltd............................    133,840               853,838
     HannStar Display Corp..............................  2,123,000               549,762
     Highwealth Construction Corp.......................  1,290,190             2,066,602
#    Hiwin Technologies Corp............................    452,627             4,310,551
     Hon Hai Precision Industry Co., Ltd................  9,612,322            27,061,841
     Hota Industrial Manufacturing Co., Ltd.............    230,235               838,766
#    Hotai Motor Co., Ltd...............................    390,000             5,902,271
# *  HTC Corp...........................................    301,235               408,175
     Hua Nan Financial Holdings Co., Ltd................ 12,116,935             7,923,944
     Innolux Corp....................................... 29,692,241             9,527,732
#    International CSRC Investment Holdings Co..........  1,077,000             1,465,587
     Inventec Corp......................................  5,188,550             4,168,719
     Kenda Rubber Industrial Co., Ltd...................    494,377               482,396
     King Slide Works Co., Ltd..........................     57,000               599,378
     King's Town Bank Co., Ltd..........................  1,629,000             1,742,912
#    Largan Precision Co., Ltd..........................    133,860            20,095,388
     Lien Hwa Industrial Corp...........................     83,600                91,733
#    Lite-On Technology Corp............................  4,435,410             6,258,175
     Long Chen Paper Co., Ltd...........................    231,943               136,025
#    Macronix International.............................  5,042,074             3,923,122
     Makalot Industrial Co., Ltd........................    103,000               710,639
     MediaTek, Inc......................................  1,092,995            10,475,837
     Mega Financial Holding Co., Ltd.................... 17,948,369            17,231,475
     Merida Industry Co., Ltd...........................    164,287               957,353
     Micro-Star International Co., Ltd..................  2,008,000             5,577,570
#    Nan Ya Plastics Corp...............................  4,331,599            10,958,515
     Nanya Technology Corp..............................  2,714,010             5,763,852
     Nien Made Enterprise Co., Ltd......................    257,000             2,016,574
     Novatek Microelectronics Corp......................    883,000             5,776,285
     Parade Technologies, Ltd...........................     82,000             1,390,205
#    Pegatron Corp......................................  4,155,345             7,855,547
     Phison Electronics Corp............................    295,000             2,778,306
     Pou Chen Corp......................................  5,983,487             7,279,198
     Powertech Technology, Inc..........................  2,453,819             6,126,585
     Poya International Co., Ltd........................     55,275               670,066
     President Chain Store Corp.........................    795,831             7,425,232
     Qisda Corp.........................................  3,366,000             2,143,857
#    Quanta Computer, Inc...............................  3,869,000             7,419,448
     Radiant Opto-Electronics Corp......................    819,000             2,768,006
     Realtek Semiconductor Corp.........................    728,950             4,942,516

THE EMERGING MARKETS SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     Ruentex Development Co., Ltd.......................  1,044,230          $  1,434,340
     Ruentex Industries, Ltd............................    876,109             2,094,001
     Shin Kong Financial Holding Co., Ltd............... 16,193,329             4,588,166
     Silergy Corp.......................................     85,000             1,394,155
     Simplo Technology Co., Ltd.........................    338,000             2,870,600
     Sino-American Silicon Products, Inc................  1,508,000             3,269,527
     SinoPac Financial Holdings Co., Ltd................ 17,621,623             6,792,643
     St Shine Optical Co., Ltd..........................      7,000               130,782
#    Standard Foods Corp................................    624,418             1,104,996
     Synnex Technology International Corp...............  2,164,343             2,700,750
#    TA Chen Stainless Pipe.............................  1,806,000             2,565,714
     Taichung Commercial Bank Co., Ltd..................    438,442               170,292
# *  TaiMed Biologics, Inc..............................    144,000               732,495
     Taishin Financial Holding Co., Ltd................. 16,620,662             7,536,622
     Taiwan Business Bank...............................  6,908,631             2,852,583
     Taiwan Cement Corp.................................  8,576,292            11,665,018
     Taiwan Cooperative Financial Holding Co., Ltd...... 13,888,806             9,218,335
     Taiwan FamilyMart Co., Ltd.........................     85,000               608,220
     Taiwan Fertilizer Co., Ltd.........................  1,322,000             1,925,095
     Taiwan Glass Industry Corp.........................  2,181,374               872,709
     Taiwan High Speed Rail Corp........................  2,031,000             2,473,288
     Taiwan Mobile Co., Ltd.............................  2,215,300             8,100,106
     Taiwan Secom Co., Ltd..............................    427,670             1,195,800
     Taiwan Semiconductor Manufacturing Co., Ltd.,
       Sponsored ADR....................................  1,789,741            78,426,451
     Taiwan Semiconductor Manufacturing Co., Ltd........ 22,792,808           191,369,111
# *  Tatung Co., Ltd....................................  3,114,000             2,403,301
     TCI Co., Ltd.......................................     99,000             1,478,013
     Teco Electric and Machinery Co., Ltd...............  3,222,000             2,414,433
     Tong Yang Industry Co., Ltd........................    140,000               199,985
     Transcend Information, Inc.........................    333,181               754,908
     Tripod Technology Corp.............................    893,870             2,870,028
     Unimicron Technology Corp..........................  2,224,000             2,485,745
     Uni-President Enterprises Corp.....................  5,022,033            11,935,749
     United Microelectronics Corp....................... 33,504,000            14,609,350
     Vanguard International Semiconductor Corp..........  1,133,000             2,517,555
     Voltronic Power Technology Corp....................     75,350             1,488,475
     Walsin Lihwa Corp..................................  6,242,000             3,507,763
#    Walsin Technology Corp.............................    706,000             4,365,392
     Wan Hai Lines, Ltd.................................  1,467,800               774,546
     Win Semiconductors Corp............................  1,053,034             7,087,422
     Winbond Electronics Corp...........................  7,122,407             3,709,449
     Wintek Corp........................................    604,760                 6,715
     Wistron Corp.......................................  6,755,699             5,608,375
     WPG Holdings, Ltd..................................  2,879,039             3,799,853
#    Yageo Corp.........................................    414,682             4,113,565
     Yuanta Financial Holding Co., Ltd.................. 16,914,806             9,810,730
     Yulon Motor Co., Ltd...............................    826,000               521,657
     Zhen Ding Technology Holding, Ltd..................  1,297,700             4,642,729
                                                                             ------------
TOTAL TAIWAN............................................                      937,273,629
                                                                             ------------
THAILAND -- (3.2%)
     Advanced Info Service PCL..........................  1,483,600             8,829,569
     AEON Thana Sinsap Thailand PCL.....................      4,400                25,428
     Airports of Thailand PCL...........................  4,615,300             9,902,836
     B Grimm Power PCL..................................    674,700               713,269
     Bangchak Corp. PCL.................................  1,453,500             1,479,679
     Bangkok Bank PCL...................................    207,800             1,360,382
     Bangkok Dusit Medical Services PCL, Class F........  3,640,100             2,907,519
     Bangkok Expressway & Metro PCL..................... 14,823,799             5,061,219

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                          ---------- -------------------------------
THAILAND -- (Continued)
     Bangkok Life Assurance PCL..........................    845,800           $   748,437
     Banpu PCL...........................................  5,246,650             2,695,225
     Banpu Power PCL.....................................    910,600               650,327
     Berli Jucker PCL....................................  1,309,800             2,112,911
     BTS Group Holdings PCL..............................  6,576,800             2,430,892
     Bumrungrad Hospital PCL.............................    402,600             2,232,113
     Carabao Group PCL, Class F..........................    298,700               545,005
     Central Pattana PCL.................................  1,713,700             4,052,760
     Central Plaza Hotel PCL.............................  1,495,000             2,001,919
     CH Karnchang PCL....................................    500,300               419,202
     Charoen Pokphand Foods PCL..........................  7,313,600             6,242,619
     CP ALL PCL..........................................  5,689,600            13,811,872
     Electricity Generating PCL..........................    166,200             1,540,962
     Energy Absolute PCL.................................  2,027,900             3,541,282
     Esso Thailand PCL...................................  1,635,000               568,473
     Global Power Synergy PCL............................    530,900             1,035,193
     Glow Energy PCL.....................................    737,100             2,112,597
     Home Product Center PCL.............................  6,546,913             3,219,625
     Indorama Ventures PCL...............................  1,976,800             2,832,846
     Intouch Holdings PCL................................  1,037,786             1,934,167
     IRPC PCL............................................ 23,713,100             4,196,680
     Jasmine International PCL...........................  5,215,000               914,769
     Kasikornbank PCL....................................    990,400             5,925,337
     Kasikornbank PCL....................................    179,400             1,073,309
     Kiatnakin Bank PCL..................................    753,600             1,557,951
     Krung Thai Bank PCL.................................  5,671,687             3,357,710
     Krungthai Card PCL..................................  1,904,000             2,415,411
     Land & Houses PCL...................................    790,000               277,150
     Land & Houses PCL...................................  2,877,040             1,009,330
     Minor International PCL.............................  2,330,270             2,737,200
     MK Restaurants Group PCL............................    512,600             1,168,102
     Muangthai Capital PCL...............................  1,772,300             2,858,996
     Pruksa Holding PCL..................................  1,867,300             1,099,616
     PTT Exploration & Production PCL....................  1,864,655             7,797,383
     PTT Global Chemical PCL.............................  4,344,272             9,355,323
     PTT PCL............................................. 16,434,000            25,094,988
     Ratch Group PCL.....................................    661,500             1,289,847
     Robinson PCL........................................    646,300             1,179,232
     Siam Cement PCL (The)...............................    151,800             2,196,761
     Siam Cement PCL (The)...............................    223,000             3,227,126
     Siam City Cement PCL................................    111,567               758,341
     Siam Commercial Bank PCL (The)......................  1,265,966             5,194,723
     Siam Global House PCL...............................  2,427,844             1,315,637
     Srisawad Corp. PCL..................................  1,162,611             1,993,828
     Star Petroleum Refining PCL.........................  4,448,400             1,476,994
     Supalai PCL.........................................    280,100               193,899
     Thai Oil PCL........................................  3,024,200             6,559,933
     Thai Union Group PCL, Class F.......................  3,618,740             2,142,339
     Thanachart Capital PCL..............................  1,977,100             3,282,265
     Tisco Financial Group PCL...........................    724,600             1,900,869
     TMB Bank PCL........................................ 26,863,500             1,699,742
     TOA Paint Thailand PCL..............................    399,000               393,688
     Total Access Communication PCL......................    769,300             1,222,928
     Total Access Communication PCL......................  1,459,300             2,319,796
     TPI Polene PCL......................................  1,123,700                69,692
     TPI Polene Power PCL................................  2,998,600               582,344
     True Corp. PCL...................................... 26,292,131             4,241,330
     TTW PCL.............................................    914,000               355,007
     VGI Global Media PCL................................  3,447,200             1,041,988

THE EMERGING MARKETS SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
THAILAND -- (Continued)
     WHA Corp. PCL...................................... 14,117,300         $    1,936,845
                                                                            --------------
TOTAL THAILAND..........................................                       202,422,737
                                                                            --------------
TURKEY -- (0.8%)
# *  Akbank Turk A.S....................................  4,695,174              4,827,114
#    Anadolu Efes Biracilik Ve Malt Sanayii A.S.........    316,851              1,052,829
# *  Arcelik A.S........................................    325,341              1,001,426
#    Aselsan Elektronik Sanayi Ve Ticaret A.S...........    141,812                486,626
     BIM Birlesik Magazalar A.S.........................    361,723              5,034,216
     Coca-Cola Icecek A.S...............................    204,766              1,087,549
#    Enka Insaat ve Sanayi A.S..........................    806,244                725,994
     Eregli Demir ve Celik Fabrikalari TAS..............  2,461,933              3,785,357
     Ford Otomotiv Sanayi A.S...........................    126,138              1,114,989
#    KOC Holding A.S....................................    540,881              1,470,501
# *  Koza Altin Isletmeleri A.S.........................     67,645                483,024
#    Petkim Petrokimya Holding A.S......................  1,767,718              1,326,129
     Soda Sanayii A.S...................................    477,309                621,014
     TAV Havalimanlari Holding A.S......................    540,265              2,293,330
     Tekfen Holding A.S.................................    423,774              1,892,816
     Tofas Turk Otomobil Fabrikasi A.S..................    285,875                859,921
     Tupras Turkiye Petrol Rafinerileri A.S.............    188,145              3,891,381
# *  Turk Hava Yollari AO...............................  1,606,643              3,859,083
*    Turk Telekomunikasyon A.S..........................    802,767                574,122
#    Turkcell Iletisim Hizmetleri A.S...................  1,664,980              3,491,937
#    Turkcell Iletisim Hizmetleri A.S., ADR.............     73,838                385,434
     Turkiye Garanti Bankasi A.S........................  2,660,861              3,653,356
#    Turkiye Halk Bankasi A.S...........................  1,332,954              1,309,972
# *  Turkiye Is Bankasi, Class C........................  2,612,331              2,352,391
#    Turkiye Sise ve Cam Fabrikalari A.S................  1,624,463              1,662,120
     Turkiye Vakiflar Bankasi TAO, Class D..............  1,962,311              1,332,848
*    Yapi ve Kredi Bankasi A.S..........................  2,425,128                843,027
                                                                            --------------
TOTAL TURKEY............................................                        51,418,506
                                                                            --------------
TOTAL COMMON STOCKS.....................................                     5,992,012,487
                                                                            --------------
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
     Banco Bradesco SA..................................  2,296,111             20,834,875
     Centrais Eletricas Brasileiras SA, Class B.........    208,452              1,842,050
     Cia Brasileira de Distribuicao.....................    338,040              8,319,313
     Cia Energetica de Minas Gerais.....................  1,249,530              4,697,170
     Gerdau SA..........................................  1,407,421              5,078,934
     Itau Unibanco Holding SA...........................  4,269,308             36,834,228
     Lojas Americanas SA................................    681,959              2,734,027
     Petroleo Brasileiro SA.............................  2,860,161             19,774,799
     Telefonica Brasil SA...............................    314,262              3,732,417
                                                                            --------------
TOTAL BRAZIL............................................                       103,847,813
                                                                            --------------
CHILE -- (0.0%)
     Embotelladora Andina SA, Class B...................    395,915              1,413,439
                                                                            --------------
COLOMBIA -- (0.1%)
     Banco Davivienda SA................................    172,705              2,136,612
     Bancolombia SA.....................................     30,330                383,669
     Grupo Argos SA.....................................     55,405                263,894
     Grupo Aval Acciones y Valores SA...................  3,971,981              1,529,457

THE EMERGING MARKETS SERIES

CONTINUED

                                                             SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                           ---------- -------------------------------
COLOMBIA -- (Continued)
       Grupo de Inversiones Suramericana SA...............    130,814         $    1,410,400
                                                                              --------------
TOTAL COLOMBIA............................................                         5,724,032
                                                                              --------------
SOUTH KOREA -- (0.0%)
# *    CJ Corp............................................      6,654                208,929
                                                                              --------------
TOTAL PREFERRED STOCKS....................................                       111,194,213
                                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*      China International Marine Containers Co., Ltd.
         Rights 05/03/19..................................      3,365                      0
*      Haitong Securities Co., Ltd. Rights 05/23/19.......     94,914                      0
                                                                              --------------
TOTAL HONG KONG...........................................                                 0
                                                                              --------------
INDIA -- (0.0%)
       Bharti Airtel, Ltd. Rights 05/17/19................    569,597                821,388
                                                                              --------------
SOUTH KOREA -- (0.0%)
       Doosan Heavy Industries & Construction Co., Ltd.
         Rights 05/09/2019................................    139,113                171,487
                                                                              --------------
THAILAND -- (0.0%)
*      MINT W6 Warrants 04/26/20..........................    116,514                      0
                                                                              --------------
TOTAL RIGHTS/WARRANTS.....................................                           992,875
                                                                              --------------
TOTAL INVESTMENT SECURITIES...............................                     6,104,199,575
                                                                              --------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@ (S)  The DFA Short Term Investment Fund................. 12,258,452            141,842,552
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,301,030,994).................................                      $6,246,042,127
                                                                              ==============

ADR                         American Depositary Receipt
CP                          Certificate Participation
GDR                         Global Depositary Receipt
P.L.C.                      Public Limited Company
SA                          Special Assessment
(double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
*                           Non-Income Producing Securities.
#                           Total or Partial Securities on Loan.
@                           Security purchased with cash proceeds from
                            Securities on Loan.
(S)                         Affiliated Fund.

As of April 30, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)....................    650     06/21/19  $33,804,604 $35,106,500   $1,301,896
S&P 500(R) Emini Index............................     49     06/21/19    6,853,285   7,223,825      370,540
                                                                        ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...........................                      $40,657,889 $42,330,325   $1,672,436
                                                                        =========== ===========   ==========

THE EMERGING MARKETS SERIES

CONTINUED

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------------
                                                      LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                   -------------- -------------- ------- --------------
Common Stocks
   Brazil......................................... $  382,832,421             --   --    $  382,832,421
   Chile..........................................     74,256,495             --   --        74,256,495
   China..........................................    257,305,215 $  837,004,629   --     1,094,309,844
   Colombia.......................................     26,651,672             --   --        26,651,672
   Czech Republic.................................             --     10,420,989   --        10,420,989
   Egypt..........................................        542,458      7,706,468   --         8,248,926
   Greece.........................................             --     17,155,055   --        17,155,055
   Hungary........................................             --     29,404,664   --        29,404,664
   India..........................................     36,805,079    810,004,511   --       846,809,590
   Indonesia......................................      5,263,544    163,231,479   --       168,495,023
   Malaysia.......................................             --    179,072,700   --       179,072,700
   Mexico.........................................    225,471,440             --   --       225,471,440
   Peru...........................................     19,383,304             --   --        19,383,304
   Philippines....................................      2,885,016     86,803,880   --        89,688,896
   Poland.........................................             --     98,829,705   --        98,829,705
   Russia.........................................     17,106,339     95,086,280   --       112,192,619
   South Africa...................................     59,423,775    393,102,298   --       452,526,073
   South Korea....................................     30,462,600    934,685,599   --       965,148,199
   Taiwan.........................................     88,812,700    848,460,929   --       937,273,629
   Thailand.......................................    202,422,737             --   --       202,422,737
   Turkey.........................................        385,434     51,033,072   --        51,418,506
Preferred Stocks
   Brazil.........................................    103,847,813             --   --       103,847,813
   Chile..........................................      1,413,439             --   --         1,413,439
   Colombia.......................................      5,724,032             --   --         5,724,032
   South Korea....................................             --        208,929   --           208,929
Rights/Warrants
   India..........................................             --        821,388   --           821,388
   South Korea....................................             --        171,487   --           171,487
Securities Lending Collateral.....................             --    141,842,552   --       141,842,552
Futures Contracts**...............................      1,672,436             --   --         1,672,436
                                                   -------------- --------------   --    --------------
TOTAL............................................. $1,542,667,949 $4,705,046,614   --    $6,247,714,563
                                                   ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
COMMON STOCKS -- (94.7%)
BRAZIL -- (7.7%)
     AES Tiete Energia SA............................... 2,418,408           $ 6,661,086
     AES Tiete Energia SA...............................       878                   484
     Aliansce Shopping Centers SA....................... 1,143,577             5,541,293
     Alliar Medicos A Frente SA.........................   298,600             1,141,520
     Alupar Investimento SA............................. 1,525,352             9,087,303
     Anima Holding SA...................................   381,200             1,939,491
     Arezzo Industria e Comercio SA.....................   530,586             6,901,096
*    Azul SA, ADR.......................................   461,836            11,989,225
*    B2W Cia Digital....................................   204,583             1,995,695
     BR Malls Participacoes SA.......................... 8,819,000            27,664,099
     BR Properties SA................................... 1,222,253             2,727,478
     BrasilAgro - Co. Brasileira de Propriedades
       Agricolas........................................   281,842             1,114,114
*    BRF SA.............................................   756,646             5,991,650
     Camil Alimentos S.A................................   576,622             1,014,688
     Cia de Locacao das Americas........................   529,354             5,535,058
     Cia de Saneamento de Minas Gerais-COPASA...........   700,092            12,319,591
     Cia de Saneamento do Parana........................   845,507            16,905,396
     Cia de Saneamento do Parana........................     9,900                53,223
     Cia Energetica de Minas Gerais..................... 1,151,389             5,188,606
     Cia Hering......................................... 1,449,301            11,801,836
#    Cia Paranaense de Energia, Sponsored ADR...........   127,664             1,330,259
     Cia Paranaense de Energia..........................   213,600             2,074,934
*    Cia Siderurgica Nacional SA........................ 5,378,927            19,945,831
     Construtora Tenda SA............................... 1,340,900             6,145,207
*    Cosan Logistica SA................................. 1,148,662             4,265,262
     Cosan SA...........................................   151,300             1,808,531
     CSU Cardsystem SA..................................   276,835               482,913
     CVC Brasil Operadora e Agencia de Viagens SA....... 1,279,587            18,532,490
     Cyrela Brazil Realty SA Empreendimentos e
       Participacoes.................................... 3,078,900            13,961,093
     Cyrela Commercial Properties SA Empreendimentos e
       Participacoes....................................    37,800               117,417
     Dimed SA Distribuidora da Medicamentos.............     1,100               101,553
     Direcional Engenharia SA........................... 1,528,977             3,213,070
     Duratex SA......................................... 3,345,190             8,480,066
     EcoRodovias Infraestrutura e Logistica SA.......... 2,499,807             5,170,344
     EDP - Energias do Brasil SA........................ 3,355,514            14,984,328
     Embraer SA.........................................   811,595             4,065,116
     Embraer SA, Sponsored ADR..........................   491,786             9,840,638
     Enauta Participacoes SA............................   923,124             3,154,692
     Energisa SA........................................   760,284             8,104,836
*    Eneva SA...........................................   690,500             3,499,078
     Equatorial Energia SA.............................. 1,832,058            38,359,634
     Estacio Participacoes SA........................... 3,056,890            21,189,531
*    Even Construtora e Incorporadora SA................ 2,083,304             3,458,802
     Ez Tec Empreendimentos e Participacoes SA..........   921,263             5,077,274
     Fleury SA.......................................... 1,867,731             9,883,813
     Fras-Le SA.........................................   242,460               314,120
*    Gafisa SA..........................................   303,161               446,882
# *  Gafisa SA, ADR.....................................    70,312               207,420
# *  Gol Linhas Aereas Inteligentes SA, ADR.............   372,923             4,217,759
     Grendene SA........................................ 2,754,123             5,155,508
     Guararapes Confeccoes SA...........................    97,278             3,574,708
*    Helbor Empreendimentos SA.......................... 2,524,448               817,640
     Hypera SA..........................................   156,200             1,118,588
     Iguatemi Empresa de Shopping Centers SA............    96,195               936,657
     Industrias Romi SA.................................   166,400               381,509

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                             SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                            --------- -------------------------------
BRAZIL -- (Continued)
    Instituto Hermes Pardini SA............................   401,958          $  2,091,235
    International Meal Co. Alimentacao SA, Class A......... 1,545,395             2,904,685
    Iochpe-Maxion SA....................................... 1,144,900             5,804,650
    JHSF Participacoes SA.................................. 1,107,047               688,887
    JSL SA.................................................   637,228             1,647,877
    Kepler Weber SA........................................   168,646               791,812
    Kroton Educacional SA..................................   454,700             1,130,633
    Light SA............................................... 1,274,552             6,887,801
    Linx SA................................................    58,936               483,530
    Localiza Rent a Car SA.................................   434,334             4,009,816
*   LOG Commercial Properties e Participacoes SA...........    75,529               337,857
    M Dias Branco SA.......................................    10,414               110,458
    Mahle-Metal Leve SA....................................   500,114             3,069,992
    Marcopolo SA...........................................   597,500               454,095
*   Marfrig Global Foods SA................................   366,740               684,639
*   Marisa Lojas SA........................................   722,120             1,482,509
*   Mills Estruturas e Servicos de Engenharia SA........... 1,289,420             1,548,843
    Movida Participacoes SA................................ 1,036,188             3,168,472
    MRV Engenharia e Participacoes SA...................... 3,320,154            12,286,204
    Multiplan Empreendimentos Imobiliarios SA..............    58,480               357,344
    Natura Cosmeticos SA...................................   268,318             3,574,745
    Odontoprev SA.......................................... 2,753,869            11,728,753
    Omega Geracao SA.......................................   164,649               890,199
    Ouro Fino Saude Animal Participacoes SA................     6,000                46,334
*   Paranapanema SA........................................ 3,272,543             1,168,438
*   Petro Rio SA...........................................   920,044             4,329,094
    Porto Seguro SA........................................   503,642             6,951,393
    Portobello SA..........................................   913,051             1,124,694
*   Profarma Distribuidora de Produtos Farmaceuticos SA....   166,002               174,423
    Qualicorp Consultoria e Corretora de Seguros SA........ 2,402,763            10,539,778
    Restoque Comercio e Confeccoes de Roupas SA............   137,181             1,032,414
    Santos Brasil Participacoes SA......................... 2,973,690             2,889,434
*   Sao Carlos Empreendimentos e Participacoes SA..........    84,509               700,452
    Sao Martinho SA........................................ 1,629,144             7,931,539
    Ser Educacional SA.....................................   537,517             3,162,510
    SLC Agricola SA........................................   632,873             6,633,618
    Smiles Fidelidade SA...................................   564,900             7,059,269
    Sonae Sierra Brasil SA.................................   286,546             2,141,184
*   Springs Global Participacoes SA........................   148,300               324,883
    Sul America SA......................................... 2,954,999            23,512,786
    T4F Entretenimento SA..................................   319,100               486,654
*   Technos SA.............................................   272,800               160,016
*   Tecnisa SA............................................. 2,018,036               679,352
    Tegma Gestao Logistica SA..............................   373,002             2,330,609
*   Terra Santa Agro SA....................................       400                 1,336
    TOTVS SA...............................................   581,526             6,607,072
    Transmissora Alianca de Energia Eletrica SA............ 3,505,351            23,466,748
    Trisul SA..............................................   249,600               309,366
    Tupy SA................................................   707,008             3,155,400
    Unipar Carbocloro SA...................................     2,063                20,256
    Usinas Siderurgicas de Minas Gerais SA.................    61,900               166,704
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A........................   781,650             3,538,366
    Via Varejo SA.......................................... 5,702,519             5,962,696
*   Vulcabras Azaleia SA...................................   815,809             1,285,787
    Wiz Solucoes e Corretagem de Seguros SA................   677,744             1,415,604
                                                                               ------------
TOTAL BRAZIL...............................................                     555,433,680
                                                                               ------------

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
CHILE -- (1.7%)
     AES Gener SA.......................................   7,561,581          $  2,054,120
     Banvida SA.........................................      28,774                15,082
     Besalco SA.........................................   3,002,361             2,748,359
     CAP SA.............................................     790,612             9,032,564
     Cementos BIO BIO SA................................     352,724               480,159
*    Cia Pesquera Camanchaca SA.........................   1,358,085               142,606
*    Cia Sud Americana de Vapores SA.................... 163,561,783             5,221,033
*    Clinica Las Condes SA..............................       3,871               236,901
     Cristalerias de Chile SA...........................     130,323             1,029,423
     Embotelladora Andina SA, ADR, Class B..............      20,423               432,968
     Empresa Nacional de Telecomunicaciones SA..........     682,558             7,147,863
     Empresas Hites SA..................................   1,238,776               791,039
*    Empresas La Polar SA...............................  22,027,880               832,591
     Empresas Lipigas SA................................       3,250                25,878
     Empresas Tricot SA.................................      70,631                88,976
     Engie Energia Chile SA.............................   6,067,790            11,637,471
*    Enjoy SA...........................................   2,562,139               186,495
     Forus SA...........................................     817,277             2,138,218
     Grupo Security SA..................................   8,442,026             3,433,896
     Hortifrut SA.......................................      72,075               202,189
     Instituto de Diagnostico SA........................       2,928                 9,511
     Inversiones Aguas Metropolitanas SA................   3,850,330             5,940,070
     Inversiones La Construccion SA.....................     362,765             6,341,023
     Masisa SA..........................................  19,941,198             1,437,368
     Multiexport Foods SA...............................   5,177,562             2,981,322
     Parque Arauco SA...................................   5,935,365            16,387,320
     PAZ Corp. SA.......................................   1,331,427             1,965,786
     Ripley Corp. SA....................................   8,768,391             7,551,717
     Salfacorp SA.......................................   3,334,338             4,366,688
     Sigdo Koppers SA...................................   1,132,172             2,144,658
*    SMU SA.............................................   4,871,525             1,287,469
     Sociedad Matriz SAAM SA............................  39,497,287             3,805,105
     Socovesa SA........................................   3,154,986             1,855,097
     SONDA SA...........................................   3,828,655             5,972,770
     Vina Concha y Toro SA..............................   4,495,173             9,464,221
                                                                              ------------
TOTAL CHILE.............................................                       119,387,956
                                                                              ------------
CHINA -- (17.1%)
*    21Vianet Group, Inc., ADR..........................     536,547             4,217,259
     361 Degrees International, Ltd.....................   5,491,000             1,208,681
     3SBio, Inc.........................................   6,733,500            12,449,665
# *  500.com, Ltd., ADR, Class A........................      76,699               977,145
*    51job, Inc., ADR...................................     126,147            11,648,414
*    A8 New Media Group, Ltd............................   5,228,000               177,451
     AAG Energy Holdings, Ltd...........................      84,601                16,744
     Agile Group Holdings, Ltd..........................     512,000               773,516
     Ajisen China Holdings, Ltd.........................   4,219,000             1,795,341
     AKM Industrial Co., Ltd............................   2,660,000               465,550
#    Alibaba Pictures Group, Ltd........................  59,170,000            13,299,236
     AMVIG Holdings, Ltd................................   2,508,000               607,680
     Anhui Expressway Co., Ltd., Class H................   2,962,000             2,002,590
*    Anton Oilfield Services Group......................  12,002,000             1,654,857
*    Aowei Holdings, Ltd................................   1,795,000               356,803
     Art Group Holdings, Ltd............................     320,000                12,774
#    Asia Cement China Holdings Corp....................   3,072,500             3,647,959
     Asia Television Holdings, Ltd......................   3,434,000               100,032
     Asian Citrus Holdings, Ltd.........................   2,314,000                33,184
     Ausnutria Dairy Corp., Ltd.........................   1,950,000             3,142,545
#    AVIC International Holding HK, Ltd.................  39,043,722             1,247,156

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CHINA -- (Continued)
     AVIC International Holdings, Ltd., Class H.........  1,960,000           $ 1,238,413
     AviChina Industry & Technology Co., Ltd., Class H.. 14,492,000             8,527,837
     BAIOO Family Interactive, Ltd......................  5,590,000               362,467
     Bank of Chongqing Co., Ltd., Class H...............  2,533,500             1,645,243
     Bank of Tianjin Co., Ltd., Class H.................     22,500                12,897
# *  Bank of Zhengzhou Co., Ltd., Class H...............    105,000                42,830
*    Baoye Group Co., Ltd., Class H.....................  1,758,000             1,202,909
# *  Baozun, Inc., Sponsored ADR........................    202,391             9,815,963
     BBI Life Sciences Corp.............................  1,299,000               391,196
     Beijing Capital International Airport Co., Ltd.,
       Class H..........................................  3,162,000             2,814,762
#    Beijing Capital Land, Ltd., Class H................  7,522,500             3,155,387
#    Beijing Enterprises Clean Energy Group, Ltd........ 59,768,570               960,931
#    Beijing Enterprises Environment Group, Ltd.........    622,000                63,471
     Beijing Enterprises Medical & Health Group, Ltd.... 29,094,000               897,642
     Beijing Enterprises Water Group, Ltd...............  3,228,000             2,002,953
#    Beijing Gas Blue Sky Holdings, Ltd................. 15,784,000               524,080
     Beijing Jingneng Clean Energy Co., Ltd., Class H...  9,098,000             1,823,413
#    Beijing North Star Co., Ltd., Class H..............  5,840,000             2,317,773
#    Beijing Properties Holdings, Ltd................... 10,632,000               327,921
     Beijing Urban Construction Design & Development
       Group Co., Ltd., Class H.........................  2,032,000               707,332
#    Best Pacific International Holdings, Ltd...........  2,128,000               800,160
     BII Railway Transportation Technology Holdings
       Co., Ltd.........................................  2,636,000               241,829
     Billion Industrial Holdings, Ltd...................     44,000                73,952
# *  Bitauto Holdings, Ltd., ADR........................    171,973             2,208,133
*    Boer Power Holdings, Ltd...........................  1,245,000                93,925
     Bosideng International Holdings, Ltd............... 19,416,000             5,344,914
*    Boyaa Interactive International, Ltd...............  3,127,000               830,554
     Brilliance China Automotive Holdings, Ltd..........  3,384,000             3,727,632
     Brilliant Circle Holdings International, Ltd.......    250,000                25,976
     BYD Electronic International Co., Ltd..............  3,942,500             7,068,088
     C C Land Holdings, Ltd............................. 15,159,015             3,499,576
# *  C.banner International Holdings, Ltd...............  4,867,000               245,132
     Cabbeen Fashion, Ltd...............................  1,566,000               464,974
#    Canvest Environmental Protection Group Co., Ltd....  4,729,000             2,295,820
#    Capital Environment Holdings, Ltd.................. 21,762,000               548,536
# *  CAR, Inc...........................................  5,896,000             4,775,505
#    Carnival Group International Holdings, Ltd......... 31,930,000               195,366
     Carrianna Group Holdings Co., Ltd..................  2,031,257               233,243
     CECEP COSTIN New Materials Group, Ltd..............  4,494,000                64,447
#    Central China Real Estate, Ltd.....................  6,528,626             3,251,539
#    Central China Securities Co., Ltd., Class H........  4,469,000             1,152,279
     Century Sunshine Group Holdings, Ltd............... 12,390,000               340,016
     CGN Meiya Power Holdings Co., Ltd..................  9,134,000             1,369,668
     Changshouhua Food Co., Ltd.........................  1,773,000               750,395
*    Changyou.com, Ltd., ADR............................     98,471             1,915,261
#    Chaowei Power Holdings, Ltd........................  4,399,000             2,024,794
*    Cheetah Mobile, Inc., ADR..........................    205,689             1,295,841
     Chiho Environmental Group, Ltd.....................  2,108,000               301,180
#    China Aerospace International Holdings, Ltd........ 16,486,500             1,137,341
     China Agri-Industries Holdings, Ltd................ 14,132,800             4,555,423
     China Aircraft Leasing Group Holdings, Ltd.........  1,897,000             2,177,106
     China All Access Holdings, Ltd.....................  6,278,000               372,535
*    China Animal Healthcare, Ltd.......................  3,671,000               233,977
#    China Animation Characters Co., Ltd................  5,184,000             1,497,338
#    China Aoyuan Group, Ltd............................  8,910,000            10,815,219
#    China Beidahuang Industry Group Holdings, Ltd......  4,032,000               117,012
     China BlueChemical, Ltd., Class H.................. 12,142,000             4,138,502
#    China Chengtong Development Group, Ltd.............  2,628,000                93,915

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                                  SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                ---------- -------------------------------
CHINA -- (Continued)
     China City Infrastructure Group, Ltd......................  1,220,000           $    38,813
     China Communications Services Corp., Ltd., Class H........  9,412,000             7,591,104
     China Conch Venture Holdings, Ltd.........................  1,377,000             4,654,595
     China Datang Corp. Renewable Power Co., Ltd., Class H..... 15,221,000             1,744,903
     China Daye Non-Ferrous Metals Mining, Ltd.................  7,434,000                50,390
*    China Distance Education Holdings, Ltd., ADR..............     30,224               196,758
     China Dongxiang Group Co., Ltd............................ 24,374,985             3,607,848
#    China Dynamics Holdings, Ltd.............................. 10,040,000               161,454
#    China Electronics Huada Technology Co., Ltd...............  5,858,000               561,033
#    China Electronics Optics Valley Union Holding Co., Ltd.... 14,592,000             1,081,954
     China Energine International Holdings, Ltd................  5,728,000               158,479
     China Energy Engineering Corp., Ltd., Class H.............    404,000                48,422
     China Everbright, Ltd.....................................  6,106,000            11,131,587
     China Fiber Optic Network System Group, Ltd...............  9,639,999               258,056
     China Financial Services Holdings, Ltd....................  7,270,000               481,726
     China Foods, Ltd..........................................  6,558,000             2,570,826
     China Glass Holdings, Ltd.................................  4,476,000               365,725
#    China Grand Pharmaceutical and Healthcare Holdings, Ltd.,
       Class A.................................................  4,964,000             2,927,575
*    China Greenfresh Group Co., Ltd...........................  2,833,000               310,772
#    China Greenland Broad Greenstate Group Co., Ltd...........  5,628,000               415,663
     China Hanking Holdings, Ltd...............................  4,368,000               556,550
#    China Harmony New Energy Auto Holding, Ltd................  5,776,500             2,051,144
     China High Precision Automation Group, Ltd................  1,289,000                37,587
#    China High Speed Transmission Equipment Group Co., Ltd....  2,578,000             1,954,321
*    China Huiyuan Juice Group, Ltd............................  4,929,500               238,030
     China International Marine Containers Group Co., Ltd.,
       Class H.................................................  1,348,600             1,700,971
*    China ITS Holdings Co., Ltd...............................  1,994,412                61,671
     China Jinmao Holdings Group, Ltd..........................  3,042,300             1,972,538
     China Lesso Group Holdings, Ltd...........................  7,773,000             5,504,263
     China Lilang, Ltd.........................................  3,376,000             3,521,794
# *  China Logistics Property Holdings Co., Ltd................  1,731,000               655,706
#    China Longevity Group Co., Ltd............................  1,076,350                35,262
     China LotSynergy Holdings, Ltd............................ 30,380,000               186,196
     China Machinery Engineering Corp., Class H................  6,507,000             3,153,322
#    China Maple Leaf Educational Systems, Ltd.................  9,306,000             4,352,899
     China Medical System Holdings, Ltd........................  7,509,500             6,670,927
     China Meidong Auto Holdings, Ltd..........................  2,426,000             1,405,792
     China Merchants Land, Ltd................................. 11,282,000             1,970,166
     China Metal Resources Utilization, Ltd....................    932,000               456,371
#    China Minsheng Financial Holding Corp., Ltd...............  4,620,000                82,127
# *  China Modern Dairy Holdings, Ltd..........................  4,012,000               602,241
     China National Building Material Co., Ltd., Class H.......  4,270,450             3,974,574
#    China New Town Development Co., Ltd....................... 11,720,648               280,161
     China NT Pharma Group Co., Ltd............................  5,561,500               595,838
     China Nuclear Energy Technology Corp., Ltd................  3,078,000               208,111
#    China Oceanwide Holdings, Ltd.............................  4,994,000               343,828
     China Oil & Gas Group, Ltd................................ 32,918,000             2,018,623
#    China Oriental Group Co., Ltd.............................  8,006,000             4,916,255
*    China Outfitters Holdings, Ltd............................     24,000                   633
     China Overseas Grand Oceans Group, Ltd.................... 11,892,749             6,342,168
     China Overseas Property Holdings, Ltd..................... 10,065,000             4,763,367
*    China Pioneer Pharma Holdings, Ltd........................  3,489,000               423,225
#    China Power Clean Energy Development Co., Ltd.............  3,688,999             2,517,028
     China Power International Development, Ltd................ 28,927,333             7,707,452
     China Properties Group, Ltd...............................  2,751,000               406,475
*    China Rare Earth Holdings, Ltd............................  7,602,799               320,125
     China Resources Cement Holdings, Ltd......................    732,000               733,946
     China Resources Medical Holdings Co., Ltd.................  4,665,000             3,391,282
#    China Ruifeng Renewable Energy Holdings, Ltd..............  5,192,000               321,217

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CHINA -- (Continued)
*    China Rundong Auto Group, Ltd......................    160,000           $    24,496
*    China Saite Group Co., Ltd.........................  2,376,000                93,880
     China Sandi Holdings, Ltd..........................    132,000                 8,744
     China Sanjiang Fine Chemicals Co., Ltd.............  5,329,000             1,387,846
     China SCE Group Holdings, Ltd...................... 12,989,200             6,139,490
# *  China Shengmu Organic Milk, Ltd.................... 11,882,000               545,497
     China Shineway Pharmaceutical Group, Ltd...........  2,291,200             2,291,405
*    China Silver Group, Ltd............................  7,204,000               625,090
#    China Singyes Solar Technologies Holdings, Ltd.....  3,426,655               432,438
     China South City Holdings, Ltd..................... 25,324,000             3,843,384
     China Starch Holdings, Ltd.........................  7,505,000               191,426
     China State Construction International Holdings,
       Ltd..............................................    156,000               161,906
     China Sunshine Paper Holdings Co., Ltd.............  1,834,500               294,877
     China Suntien Green Energy Corp., Ltd., Class H.... 11,039,000             3,179,538
     China Taifeng Beddings Holdings, Ltd...............  1,336,000                34,487
#    China Tian Lun Gas Holdings, Ltd...................  1,933,500             2,011,718
# *  China Tianrui Group Cement Co., Ltd................    148,000               116,863
     China Traditional Chinese Medicine Holdings Co.,
       Ltd.............................................. 12,676,000             7,195,273
     China Travel International Investment Hong Kong,
       Ltd.............................................. 16,015,900             3,701,656
     China Vast Industrial Urban Development Co., Ltd...  1,601,000               689,829
     China Water Affairs Group, Ltd.....................  6,610,000             6,797,120
     China Water Industry Group, Ltd....................  8,432,000             1,130,642
     China Wood Optimization Holding, Ltd...............  2,740,000               698,330
     China XLX Fertiliser, Ltd..........................  2,043,000               729,265
     China Yuhua Education Corp., Ltd...................  2,810,000             1,257,172
# *  China Yurun Food Group, Ltd........................  9,253,000             1,572,544
     China ZhengTong Auto Services Holdings, Ltd........  6,456,000             3,581,427
#    China Zhongwang Holdings, Ltd...................... 11,658,800             6,366,450
#    Chinasoft International, Ltd....................... 15,102,000             8,632,710
     Chongqing Machinery & Electric Co., Ltd., Class H..  8,030,000               758,101
*    Chu Kong Petroleum & Natural Gas Steel Pipe
       Holdings, Ltd....................................  2,388,000               210,433
     Chu Kong Shipping Enterprise Group Co., Ltd........  1,366,000               311,709
     CIFI Holdings Group Co., Ltd....................... 17,374,000            11,545,106
     CIMC Enric Holdings, Ltd...........................  4,218,000             4,109,109
# *  CIMC-TianDa Holdings Co., Ltd......................  9,220,000               341,546
     CITIC Dameng Holdings, Ltd.........................  6,073,000               344,945
     CITIC Resources Holdings, Ltd...................... 18,534,600             1,750,944
     Citychamp Watch & Jewellery Group, Ltd............. 11,770,000             2,612,390
     Clear Media, Ltd...................................    383,000               317,574
     Coastal Greenland, Ltd.............................  5,336,000               159,064
*    COFCO Meat Holdings, Ltd...........................  2,330,000               953,846
*    Cogobuy Group......................................  4,572,000             1,683,118
#    Colour Life Services Group Co., Ltd................  2,408,000             1,751,573
#    Comba Telecom Systems Holdings, Ltd................ 11,485,338             2,789,663
     Concord New Energy Group, Ltd...................... 40,614,964             1,993,026
     Consun Pharmaceutical Group, Ltd...................  2,763,000             1,938,005
# *  Coolpad Group, Ltd................................. 18,661,174               266,856
*    COSCO SHIPPING Development Co., Ltd., Class H...... 15,682,000             2,120,476
#    COSCO SHIPPING Energy Transportation Co., Ltd.,
       Class H..........................................  9,348,000             6,044,007
#    COSCO SHIPPING International Hong Kong Co., Ltd....  3,737,000             1,301,813
     COSCO SHIPPING Ports, Ltd.......................... 10,720,143            10,692,087
     Coslight Technology International Group Co., Ltd...    966,000               283,199
     Cosmo Lady China Holdings Co., Ltd.................  4,645,000             1,434,407
*    Country Garden Services Holdings Co., Ltd..........  4,531,000             8,368,914
#    CP Pokphand Co., Ltd............................... 42,714,594             3,537,430
#    CPMC Holdings, Ltd.................................  2,640,000             1,114,018
#    CRCC High-Tech Equipment Corp., Ltd., Class H......  3,644,000               925,172
*    CSMall Group, Ltd..................................    947,266               111,195
# *  CSSC Offshore and Marine Engineering Group Co.,
       Ltd., Class H....................................  1,142,000             1,083,531

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       ---------- -------------------------------
CHINA -- (Continued)
#    CT Environmental Group, Ltd...................... 18,320,000           $   794,004
#    CWT International, Ltd........................... 24,080,000               405,180
     Cybernaut International Holdings Co., Ltd........  3,760,000                96,506
#    Da Ming International Holdings, Ltd..............    880,000               224,155
     DaChan Food Asia, Ltd............................  1,267,955                66,679
     Dah Chong Hong Holdings, Ltd.....................  6,486,747             2,374,113
#    Dalian Port PDA Co., Ltd., Class H...............  4,868,400               627,404
*    Daphne International Holdings, Ltd...............  6,652,000               212,086
     Dawnrays Pharmaceutical Holdings, Ltd............  6,951,886             1,266,919
#    DBA Telecommunication Asia Holdings, Ltd.........    876,000                42,500
# *  Differ Group Holding Co., Ltd.................... 11,998,000               727,111
     Digital China Holdings, Ltd......................  6,557,500             3,128,531
*    Dongfang Electric Corp., Ltd., Class H...........  2,218,000             1,694,769
#    Dongjiang Environmental Co., Ltd., Class H.......  1,268,975             1,413,886
     Dongyue Group, Ltd...............................  8,207,000             5,983,019
# *  Dynagreen Environmental Protection Group Co.,
       Ltd., Class H..................................  3,006,000             1,492,928
#    Dynasty Fine Wines Group, Ltd....................  1,508,000               276,810
     E-Commodities Holdings, Ltd......................  8,448,000               593,565
     Embry Holdings, Ltd..............................    470,000               137,437
     Essex Bio-technology, Ltd........................    698,000               644,001
     EVA Precision Industrial Holdings, Ltd...........  5,156,435               532,726
     EverChina International Holdings Co., Ltd........ 12,045,000               346,123
*    Evergreen International Holdings, Ltd............    634,000                34,912
# *  Fang Holdings, Ltd., ADR.........................    588,287               894,196
     Fantasia Holdings Group Co., Ltd................. 13,855,500             2,628,469
     Far East Horizon, Ltd............................ 11,914,000            13,243,295
     Feiyu Technology International Co., Ltd..........  1,515,000                60,656
# *  First Tractor Co., Ltd., Class H.................  2,667,176               680,853
*    Forgame Holdings, Ltd............................     23,400                21,792
#    Fu Shou Yuan International Group, Ltd............  5,744,000             4,928,751
#    Fufeng Group, Ltd................................  9,461,600             5,012,916
# *  Fuguiniao Co., Ltd., Class H.....................  1,930,000               178,982
     Future Land Development Holdings, Ltd............  8,616,000            10,275,035
#    GCL New Energy Holdings, Ltd..................... 17,178,000               646,100
#    GCL-Poly Energy Holdings, Ltd.................... 80,265,000             5,735,845
     Gemdale Properties & Investment Corp., Ltd....... 24,280,000             3,255,943
     Genertec Universal Medical Group Co., Ltd........  5,810,000             4,632,533
#    Glorious Property Holdings, Ltd.................. 21,037,501             1,034,200
     Golden Eagle Retail Group, Ltd...................  3,141,000             3,726,075
     Golden Meditech Holdings, Ltd....................    356,000                36,345
     Golden Throat Holdings Group Co., Ltd............    991,500               177,907
     Golden Wheel Tiandi Holdings Co., Ltd............    546,000                48,605
     Goldlion Holdings, Ltd...........................  1,872,962               763,148
     Goldpac Group, Ltd...............................  2,314,000               649,234
# *  GOME Retail Holdings, Ltd........................ 79,929,000             9,179,517
     Good Friend International Holdings, Inc..........    398,667                66,339
#    Grand Baoxin Auto Group, Ltd.....................  4,173,992             1,462,689
     Greater China Financial Holdings, Ltd............  1,780,000                45,351
     Greatview Aseptic Packaging Co., Ltd.............  7,076,000             4,308,785
     Greenland Hong Kong Holdings, Ltd................  7,333,000             3,014,440
     Greentown China Holdings, Ltd....................  6,186,648             5,608,716
#    Greentown Service Group Co., Ltd.................  4,406,000             3,802,841
     Ground International Development, Ltd............    370,000                15,479
     Guangdong Land Holdings, Ltd.....................  4,818,800               994,355
     Guangdong Yueyun Transportation Co., Ltd.,
       Class H........................................  1,308,000               531,806
     Guangshen Railway Co., Ltd., Class H.............  3,364,000             1,206,504
*    Guodian Technology & Environment Group Corp.,
       Ltd., Class H..................................  1,369,000                62,837
*    Guolian Securities Co., Ltd., Class H............  1,658,000               604,084
#    Guorui Properties, Ltd...........................  3,888,000               816,113

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CHINA -- (Continued)
*    Haichang Ocean Park Holdings, Ltd..................  5,878,000           $ 1,245,872
# *  Hailiang Education Group, Inc., ADR................     30,293             1,744,574
#    Haitian International Holdings, Ltd................  4,306,000            10,797,725
*    Hanergy Thin Film Power Group, Ltd................. 17,084,000             8,166,556
     Harbin Bank Co., Ltd., Class H.....................  1,594,000               365,591
#    Harbin Electric Co., Ltd., Class H.................  5,127,413             2,746,599
# *  Harmonicare Medical Holdings, Ltd..................  2,403,000               624,888
#    HC Group, Inc......................................  3,644,500             1,860,732
     Health and Happiness H&H International Holdings,
       Ltd..............................................  1,402,000             8,611,337
     Henderson Investment, Ltd..........................  1,863,000               166,200
     Hengdeli Holdings, Ltd............................. 14,521,399               759,302
# *  HengTen Networks Group, Ltd........................ 38,840,000             1,112,912
     Hi Sun Technology China, Ltd....................... 12,972,000             2,234,312
     Hilong Holding, Ltd................................  6,316,000               764,863
     Hisense Home Appliances Group Co., Ltd., Class H...  2,660,000             3,627,789
     HKC Holdings, Ltd..................................  1,441,577             1,160,005
*    Honghua Group, Ltd................................. 19,908,000             1,701,998
     Honworld Group, Ltd................................  1,187,500               667,402
     Hopefluent Group Holdings, Ltd.....................  1,725,670               517,530
     Hopson Development Holdings, Ltd...................  4,514,000             4,956,803
     HOSA International, Ltd............................  3,700,000                51,316
     Hua Han Health Industry Holdings, Ltd.............. 25,871,698               524,373
#    Hua Hong Semiconductor, Ltd........................  2,513,000             5,956,646
     Huadian Fuxin Energy Corp., Ltd., Class H.......... 16,972,000             3,654,821
     Huaneng Renewables Corp., Ltd., Class H............ 29,660,000             8,549,784
     Huaxi Holdings Co., Ltd............................    444,000               123,413
     Huazhong In-Vehicle Holdings Co., Ltd..............  3,530,000               638,944
# *  Hydoo International Holding, Ltd...................  2,110,000               101,885
     IMAX China Holding, Inc............................    853,400             2,350,799
     Inner Mongolia Yitai Coal Co., Ltd., Class H.......    224,800               199,173
#    Inspur International, Ltd..........................    876,000               473,420
# *  Jiangnan Group, Ltd................................ 11,016,000               582,367
#    Jiayuan International Group, Ltd...................  3,227,816             1,444,644
#    Jinchuan Group International Resources Co., Ltd.... 12,519,000             1,166,177
#    Jingrui Holdings, Ltd..............................  1,393,000               501,404
# *  JinkoSolar Holding Co., Ltd., ADR..................    170,941             3,326,512
     JNBY Design, Ltd...................................  1,084,000             2,141,964
     Joy City Property, Ltd............................. 18,494,000             2,638,773
     Ju Teng International Holdings, Ltd................  5,896,000             1,724,364
# *  Jumei International Holding, Ltd., ADR.............    134,565               326,993
#    Jutal Offshore Oil Services, Ltd...................  1,158,000               119,722
     K Wah International Holdings, Ltd..................  6,677,948             4,191,254
     Kai Yuan Holdings, Ltd............................. 13,400,000                92,600
     Kaisa Group Holdings, Ltd.......................... 17,106,000             7,263,853
     Kangda International Environmental Co., Ltd........  4,479,000               628,571
#    Kasen International Holdings, Ltd..................  4,649,000             3,776,889
     Kinetic Mines and Energy, Ltd......................    312,000                18,287
     Kingboard Holdings, Ltd............................  4,077,921            13,295,945
     Kingboard Laminates Holdings, Ltd..................  5,917,000             6,222,854
#    Kingdee International Software Group Co., Ltd...... 15,099,200            18,533,768
     Kingsoft Corp., Ltd................................  4,644,000            11,895,212
     Kong Sun Holdings, Ltd.............................  1,325,000                15,539
     Koradior Holdings, Ltd.............................  1,008,000             1,206,391
#    KuangChi Science, Ltd..............................  8,317,000               700,317
     KWG Group Holdings, Ltd............................ 10,440,950            12,245,803
*    Labixiaoxin Snacks Group, Ltd......................  1,152,000                64,414
     Lai Fung Holdings, Ltd.............................    627,532               786,163
*    Launch Tech Co., Ltd., Class H.....................     56,500                53,777
     Le Saunda Holdings, Ltd............................  1,765,799               157,513

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CHINA -- (Continued)
     Lee & Man Chemical Co., Ltd........................  1,070,785           $   650,919
     Lee & Man Paper Manufacturing, Ltd.................  8,606,000             6,985,408
     Lee's Pharmaceutical Holdings, Ltd.................  1,721,500             1,473,868
*    Leoch International Technology, Ltd................  2,764,000               228,755
*    Li Ning Co., Ltd................................... 13,365,500            24,281,313
*    Lianhua Supermarket Holdings Co., Ltd., Class H....  3,005,600               602,209
     Lifestyle China Group, Ltd.........................  1,897,500               704,435
# *  Lifetech Scientific Corp........................... 15,504,000             3,267,121
#    Link Motion, Inc., Sponsored ADR...................    690,534                79,688
#    Lisi Group Holdings, Ltd...........................  1,088,000               115,460
     Livzon Pharmaceutical Group, Inc., Class H.........    841,364             3,060,388
     LK Technology Holdings, Ltd........................    322,500                40,369
# *  LongiTech Smart Energy Holding, Ltd................    995,000                97,861
     Lonking Holdings, Ltd.............................. 12,979,000             4,413,401
     Luye Pharma Group, Ltd.............................  7,631,500             6,921,966
     LVGEM China Real Estate Investment Co., Ltd........    600,000               187,457
#    Maanshan Iron & Steel Co., Ltd., Class H........... 14,778,000             6,812,035
     Maoye International Holdings, Ltd..................  8,518,000               684,530
     Min Xin Holdings, Ltd..............................    922,000               579,476
     Mingfa Group International Co., Ltd................  7,108,000                51,012
     Mingyuan Medicare Development Co., Ltd.............  6,950,000                38,184
#    Minmetals Land, Ltd................................ 11,220,000             2,157,883
#    Minth Group, Ltd...................................  3,291,000            10,404,433
     MMG, Ltd........................................... 14,722,999             6,374,069
     MOBI Development Co., Ltd..........................    962,000               141,352
*    Mobile Internet China Holding, Ltd.................    945,000                28,934
     Modern Land China Co., Ltd.........................  5,766,800               957,737
     Munsun Capital Group, Ltd..........................  4,818,905                63,724
#    Nan Hai Corp., Ltd................................. 21,550,000               425,778
*    Nature Home Holding Co., Ltd.......................  1,187,000               210,312
#    NetDragon Websoft Holdings, Ltd....................    440,000             1,279,252
#    New Century Healthcare Holding Co., Ltd............    110,500                70,492
#    New Provenance Everlasting Holdings, Ltd........... 12,350,000                52,021
     New Universe Environmental Group, Ltd..............    300,000                13,096
     New World Department Store China, Ltd..............  3,628,462               763,460
     Nexteer Automotive Group, Ltd......................  5,787,000             9,074,275
     Nine Dragons Paper Holdings, Ltd...................  1,672,000             1,547,500
# *  Noah Holdings, Ltd., ADR...........................    155,711             8,461,336
#    North Mining Shares Co., Ltd....................... 80,560,000               318,983
#    NVC Lighting Holdings, Ltd.........................  8,433,000               748,576
# *  O-Net Technologies Group, Ltd......................  3,164,000             1,840,580
*    Ourgame International Holdings, Ltd................  1,942,000               181,884
     Overseas Chinese Town Asia Holdings, Ltd...........  1,342,183               569,598
#    Ozner Water International Holding, Ltd.............  2,638,000               545,088
#    Pacific Online, Ltd................................  2,928,365               668,713
#    Panda Green Energy Group, Ltd...................... 18,254,000               771,409
     Parkson Retail Group, Ltd..........................  8,280,500               676,403
#    PAX Global Technology, Ltd.........................  5,910,000             2,760,407
     Peking University Resources Holdings Co., Ltd......    176,000                 5,936
#    Phoenix Media Investment Holdings, Ltd.............  8,340,000               925,069
*    Phoenix New Media, Ltd., ADR.......................    146,073               635,418
     Poly Culture Group Corp., Ltd., Class H............    628,800               740,555
     Poly Property Group Co., Ltd....................... 15,779,000             6,620,213
     Pou Sheng International Holdings, Ltd.............. 15,028,806             3,526,723
     Powerlong Real Estate Holdings, Ltd................  9,746,000             4,746,740
     Prosperity International Holdings HK, Ltd..........  1,162,000                27,995
# *  PW Medtech Group, Ltd..............................  5,032,000               858,679
#    Q Technology Group Co., Ltd........................  2,488,000             2,568,650
*    Qingdao Port International Co., Ltd., Class H......  3,450,000             2,396,362

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ----------- -------------------------------
CHINA -- (Continued)
     Qingling Motors Co., Ltd., Class H.................   4,464,000           $ 1,337,888
#    Qinhuangdao Port Co., Ltd., Class H................   3,958,000               872,341
# *  Qinqin Foodstuffs Group Cayman Co., Ltd............      65,000                21,157
     Qunxing Paper Holdings Co., Ltd....................     669,913                32,280
*    Real Gold Mining, Ltd..............................     300,500                10,074
#    Redco Group........................................   6,978,000             2,788,492
     Regal International Airport Group Co., Ltd.,
       Class H..........................................     807,000               653,849
# *  Renhe Commercial Holdings Co., Ltd................. 129,099,000             4,269,591
#    Renren, Inc., ADR..................................      37,726                65,266
#    REXLot Holdings, Ltd...............................  98,652,252               264,085
     Rivera Holdings, Ltd...............................   1,382,000               105,738
     Road King Infrastructure, Ltd......................   1,941,000             4,407,712
*    Ronshine China Holdings, Ltd.......................   2,005,000             2,761,172
     Royale Furniture Holdings, Ltd.....................     130,000                17,397
# *  Sany Heavy Equipment International Holdings Co.,
       Ltd..............................................   6,885,000             3,293,655
#    Seaspan Corp.......................................     430,472             4,364,986
# *  Semiconductor Manufacturing International Corp.....   2,667,000             2,855,581
#    Shandong Chenming Paper Holdings, Ltd., Class H....   2,933,250             1,522,782
     Shandong Weigao Group Medical Polymer Co., Ltd.,
       Class H..........................................  11,976,000            11,772,413
     Shandong Xinhua Pharmaceutical Co., Ltd., Class H..   1,446,400               767,556
*    Shanghai Fudan Microelectronics Group Co., Ltd.,
       Class H..........................................   1,246,000             2,089,686
     Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
       Ltd., Class H....................................   1,723,000             1,539,046
     Shanghai Haohai Biological Technology Co., Ltd.,
       Class H..........................................     207,000             1,328,232
     Shanghai Industrial Holdings, Ltd..................   3,590,000             8,443,883
#    Shanghai Industrial Urban Development Group, Ltd...  13,698,000             2,743,304
     Shanghai Jin Jiang International Hotels Group Co.,
       Ltd., Class H....................................   8,524,000             2,111,733
#    Shanghai La Chapelle Fashion Co., Ltd., Class H....     175,800                89,873
*    Shanghai Prime Machinery Co., Ltd., Class H........   5,358,000               764,900
#    Shanghai Zendai Property, Ltd......................  21,220,000               318,641
     Sheen Tai Holdings Grp Co., Ltd....................   1,888,000                42,300
     Shengjing Bank Co., Ltd., Class H..................      62,500                36,316
     Shenguan Holdings Group, Ltd.......................   7,098,000               365,332
     Shenzhen Expressway Co., Ltd., Class H.............   4,920,400             5,993,142
     Shenzhen International Holdings, Ltd...............   7,648,867            16,533,846
     Shenzhen Investment, Ltd...........................  23,170,643             9,220,154
     Shougang Concord International Enterprises Co.,
       Ltd..............................................  51,776,000             2,113,340
     Shougang Fushan Resources Group, Ltd...............  17,778,000             4,309,436
     Shui On Land, Ltd..................................  26,651,143             6,493,923
# *  Shunfeng International Clean Energy, Ltd...........   9,986,000               343,063
     Sichuan Expressway Co., Ltd., Class H..............   5,324,000             1,778,615
     Sihuan Pharmaceutical Holdings Group, Ltd..........  26,645,000             7,179,487
     Silver Grant International Industries, Ltd.........   6,502,000             1,244,936
#    Sino Oil And Gas Holdings, Ltd.....................   7,481,777               160,003
#    Sinofert Holdings, Ltd.............................  16,775,327             2,075,459
     Sino-I Technology, Ltd.............................   3,950,000                35,819
     Sinolink Worldwide Holdings, Ltd...................  16,500,800             1,623,415
#    SinoMedia Holding, Ltd.............................   1,126,000               258,273
     Sino-Ocean Group Holding, Ltd......................  12,535,500             5,631,461
     Sinopec Engineering Group Co., Ltd., Class H.......   7,755,500             7,499,769
     Sinopec Kantons Holdings, Ltd......................   6,960,000             3,109,902
#    Sinosoft Technology Group, Ltd.....................   5,361,599             1,916,965
     Sinotrans, Ltd., Class H...........................  14,955,000             6,144,685
     Sinotruk Hong Kong, Ltd............................   4,735,500            10,280,011
     Skyfame Realty Holdings, Ltd.......................  18,696,000             3,076,570
#    Skyworth Digital Holdings, Ltd.....................  13,675,628             4,042,783
#    SMI Holdings Group, Ltd............................   6,450,413               411,127
*    SOHO China, Ltd....................................  14,601,500             5,296,193
# *  Sohu.com, Ltd., ADR................................     115,019             2,377,443
*    Southern Energy Holdings Group, Ltd................     230,000               461,257

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CHINA -- (Continued)
     Sparkle Roll Group, Ltd............................  7,624,000           $   325,525
     Springland International Holdings, Ltd.............  5,366,000             1,121,852
# *  SPT Energy Group, Inc..............................  4,396,000               436,920
     SRE Group, Ltd..................................... 34,584,346               446,716
     SSY Group, Ltd..................................... 12,301,152            11,651,961
# *  Starrise Media Holdings, Ltd.......................  2,410,000               410,862
     Suchuang Gas Corp., Ltd............................    564,000               153,943
#    Sun King Power Electronics Group...................  3,644,000               600,569
# *  Sunshine 100 China Holdings, Ltd...................    643,000               130,729
     Symphony Holdings, Ltd.............................  8,650,000             1,114,464
     Tang Palace China Holdings, Ltd....................    440,000                77,423
#    Tarena International, Inc., ADR....................    238,494             1,211,550
     Taung Gold International, Ltd...................... 37,090,000               207,903
     TCL Electronics Holdings, Ltd......................  4,977,347             2,666,939
     Tech Pro Technology Development, Ltd............... 43,862,000                71,568
     Technovator International, Ltd.....................  3,078,000               443,638
     Ten Pao Group Holdings, Ltd........................  1,296,000               182,235
     Tenfu Cayman Holdings Co., Ltd.....................    244,000               165,111
# *  Tenwow International Holdings, Ltd.................  4,336,000                78,763
     Tesson Holdings, Ltd...............................    162,000                13,622
     Texhong Textile Group, Ltd.........................  2,117,500             2,868,944
     Tian An China Investment Co., Ltd..................  1,718,000               943,675
     Tian Ge Interactive Holdings, Ltd..................  2,904,000               900,151
#    Tian Shan Development Holding, Ltd.................  1,742,000               562,574
     Tiangong International Co., Ltd....................  2,186,000               571,448
# *  Tianjin Capital Environmental Protection Group
       Co., Ltd., Class H...............................  2,518,000             1,020,729
     Tianjin Development Holdings, Ltd..................  3,726,000             1,296,384
     Tianjin Port Development Holdings, Ltd............. 14,364,800             1,667,147
     Tianneng Power International, Ltd..................  5,358,048             5,031,586
     Tianyun International Holdings, Ltd................  1,978,000               307,556
#    Tibet Water Resources, Ltd......................... 12,716,000             3,648,622
     Time Watch Investments, Ltd........................  1,562,000               209,422
     Tomson Group, Ltd..................................  3,049,054             1,169,877
#    Tong Ren Tang Technologies Co., Ltd., Class H......  4,017,000             5,576,995
#    Tongda Group Holdings, Ltd......................... 24,750,000             2,682,946
     Tongfang Kontafarma Holdings, Ltd..................    186,000                 5,925
     Tonly Electronics Holdings, Ltd....................    598,176               518,561
#    Top Spring International Holdings, Ltd.............  1,539,500               443,293
     Tou Rong Chang Fu Group, Ltd....................... 15,232,000               229,117
     Towngas China Co., Ltd.............................  7,010,657             5,577,868
     TPV Technology, Ltd................................  5,225,964             1,213,728
     Trigiant Group, Ltd................................  3,878,000               702,011
     Truly International Holdings, Ltd..................  8,011,573             1,351,881
#    Tsaker Chemical Group, Ltd.........................  1,314,500               492,890
# *  Tuniu Corp., Sponsored ADR.........................    118,517               545,178
     Uni-President China Holdings, Ltd..................  8,237,000             7,542,936
#    United Energy Group, Ltd........................... 40,014,900             7,504,049
# *  V1 Group, Ltd...................................... 11,181,579               355,522
     Vinda International Holdings, Ltd..................    841,000             1,619,475
*    Vipshop Holdings, Ltd., ADR........................  1,952,438            16,810,491
     Wanguo International Mining Group, Ltd.............    442,000               105,434
     Wasion Holdings, Ltd...............................  4,030,000             2,057,955
     Weiqiao Textile Co., Class H.......................  2,249,500               909,286
     Wenzhou Kangning Hospital Co., Ltd., Class H.......      2,700                14,460
     West China Cement, Ltd............................. 16,034,000             2,252,510
#    Wisdom Education International Holdings Co., Ltd...  2,284,000             1,343,015
#    Wisdom Sports Group................................  3,257,000               220,278
     Wison Engineering Services Co., Ltd................  1,373,000               203,157
#    Xiabuxiabu Catering Management China Holdings Co.,
       Ltd..............................................  2,073,000             3,651,261

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       ---------- -------------------------------
CHINA -- (Continued)
     Xiamen International Port Co., Ltd., Class H.....  7,248,000         $    1,036,332
     Xinchen China Power Holdings, Ltd................  2,119,000                114,823
     Xingda International Holdings, Ltd...............  6,117,235              1,943,588
     Xingfa Aluminium Holdings, Ltd...................    503,000                423,408
     Xinhua Winshare Publishing and Media Co., Ltd.,
       Class H........................................  2,708,103              2,080,221
*    Xinjiang Xinxin Mining Industry Co., Ltd., Class
       H..............................................  4,353,598                377,622
*    Xinming China Holdings, Ltd......................    224,000                 35,410
     Xinyi Solar Holdings, Ltd........................ 17,367,372              9,903,670
#    Xinyuan Real Estate Co., Ltd., ADR...............    121,398                540,221
     Xtep International Holdings, Ltd.................  6,224,500              3,548,760
*    Xunlei, Ltd., ADR................................     92,530                323,855
#    Yadea Group Holdings, Ltd........................  7,014,000              2,406,109
     Yanchang Petroleum International, Ltd............ 30,610,000                425,742
#    Yangtze Optical Fibre and Cable Joint Stock,
       Ltd. Co., Class H..............................  1,018,000              2,516,018
# *  Yashili International Holdings, Ltd..............  5,308,000                723,995
     YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
       Class H........................................    588,200              2,919,515
     Yida China Holdings, Ltd.........................  1,148,000                375,977
     Yihai International Holding, Ltd.................  1,454,000              7,181,909
     Yip's Chemical Holdings, Ltd.....................  1,850,000                632,577
#    Yirendai, Ltd., ADR..............................     85,486              1,354,098
     Yorkey Optical International Cayman, Ltd.........    396,000                 61,123
# *  Youyuan International Holdings, Ltd..............  2,894,070                885,679
*    YuanShengTai Dairy Farm, Ltd.....................  5,941,000                137,848
     Yuexiu Property Co., Ltd......................... 50,846,284             11,802,485
#    Yuexiu Transport Infrastructure, Ltd.............  4,586,018              3,737,580
     Yunnan Water Investment Co., Ltd., Class H.......  1,680,000                516,303
     Yuzhou Properties Co., Ltd....................... 11,545,364              6,102,274
*    YY, Inc., ADR....................................    213,182             18,037,329
     Zhaojin Mining Industry Co., Ltd., Class H.......  8,321,500              7,169,016
     Zhejiang Expressway Co., Ltd., Class H...........  4,490,000              4,815,954
     Zhengzhou Coal Mining Machinery Group Co., Ltd.,
       Class H........................................  1,837,800                926,683
# *  Zhong An Real Estate, Ltd........................ 21,554,800                797,106
     Zhongsheng Group Holdings, Ltd...................  3,435,000              9,036,631
#    Zhongyu Gas Holdings, Ltd........................  1,834,306              1,717,353
#    Zhou Hei Ya International Holdings Co., Ltd......  3,119,000              1,644,114
#    Zhuguang Holdings Group Co., Ltd.................  7,324,000              1,150,651
     Zhuhai Holdings Investment Group, Ltd............  1,800,000                200,105
     Zoomlion Heavy Industry Science and Technology
       Co., Ltd., Class H.............................  6,882,000              4,039,440
                                                                          --------------
TOTAL CHINA...........................................                     1,227,759,450
                                                                          --------------
COLOMBIA -- (0.3%)
     Almacenes Exito SA...............................  1,652,483              7,410,811
     Bolsa de Valores de Colombia.....................     63,819                246,729
     Celsia SA ESP....................................  2,086,952              2,891,686
     Cementos Argos SA................................  1,046,924              2,613,060
*    CEMEX Latam Holdings SA..........................  1,118,385              1,684,539
*    Constructora Conconcreto SA......................    323,906                 48,587
*    Corp. Financiera Colombiana SA...................    286,871              2,232,331
*    Empresa de Telecomunicaciones de Bogota..........  3,255,012                255,710
     Grupo Nutresa SA.................................    165,024              1,367,863
     Interconexion Electrica SA ESP...................    143,660                702,915
     Mineros SA.......................................    115,553                 81,485
     Promigas SA ESP..................................     10,240                 19,050
                                                                          --------------
TOTAL COLOMBIA........................................                        19,554,766
                                                                          --------------
GREECE -- (0.3%)
     Aegean Airlines SA...............................    203,247              1,921,959
     Athens Water Supply & Sewage Co. SA..............    124,127                827,269

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
GREECE -- (Continued)
     Bank of Greece.....................................   140,045           $ 2,066,238
*    Ellaktor SA........................................   769,249             1,478,260
     Fourlis Holdings SA................................   271,724             1,640,283
*    GEK Terna Holding Real Estate Construction SA......   475,188             2,740,249
     Hellenic Exchanges - Athens Stock Exchange SA......   430,910             2,167,447
     Holding Co. ADMIE IPTO SA..........................    99,530               191,266
*    Iaso SA............................................   528,264               876,341
*    Intracom Holdings SA...............................   379,795               379,899
*    Intralot SA-Integrated Lottery Systems & Services..   796,641               372,426
*    LAMDA Development SA...............................   102,236               780,551
*    Marfin Investment Group Holdings SA................ 5,032,612               517,806
     Mytilineos Holdings SA.............................   327,991             3,551,660
*    Piraeus Bank SA....................................   120,308               245,257
     Piraeus Port Authority SA..........................    42,172               978,997
     Sarantis SA........................................   187,696             1,555,549
     Terna Energy SA....................................   177,048             1,382,989
                                                                             -----------
TOTAL GREECE............................................                      23,674,446
                                                                             -----------
HONG KONG -- (0.0%)
     Essex Bio-technology, Ltd..........................    15,000                13,824
     HC Group, Inc......................................    40,000                20,396
#    Leyou Technologies Holdings, Ltd................... 7,380,000             2,117,730
                                                                             -----------
TOTAL HONG KONG.........................................                       2,151,950
                                                                             -----------
HUNGARY -- (0.2%)
     CIG Pannonia Life Insurance P.L.C., Class A........   205,071               304,099
     Magyar Telekom Telecommunications P.L.C............ 2,525,223             3,981,599
# *  Opus Global Nyrt...................................   153,396               239,522
     Richter Gedeon Nyrt................................   381,935             7,578,249
                                                                             -----------
TOTAL HUNGARY...........................................                      12,103,469
                                                                             -----------
INDIA -- (10.6%)
*    3M India, Ltd......................................     5,931             1,954,966
*    5Paisa Capital, Ltd................................    34,270               141,731
     Aarti Drugs, Ltd...................................    21,074               187,911
     Aarti Industries, Ltd..............................   196,430             4,581,836
     Abbott India, Ltd..................................    15,291             1,629,459
     Accelya Kale Solutions, Ltd........................     3,300                43,550
     Adani Enterprises, Ltd.............................   303,642               553,034
*    Adani Gas, Ltd.....................................   303,642               576,190
*    Adani Green Energy, Ltd............................     6,494                 3,714
*    Adani Power, Ltd................................... 1,605,930             1,029,177
*    Adani Transmissions, Ltd...........................   523,322             1,640,902
*    Aditya Birla Fashion and Retail, Ltd...............   696,764             2,181,872
     Advanced Enzyme Technologies, Ltd..................   152,877               418,637
     Aegis Logistics, Ltd...............................   711,110             1,984,688
     Agro Tech Foods, Ltd...............................    75,356               631,539
     Ahluwalia Contracts India, Ltd.....................    24,323               114,378
     AIA Engineering, Ltd...............................   236,014             6,146,033
     Ajanta Pharma, Ltd.................................   204,074             2,910,151
     Akzo Nobel India, Ltd..............................    74,807             1,840,825
     Alembic Pharmaceuticals, Ltd.......................   451,977             3,607,905
     Alembic, Ltd.......................................   646,465               387,855
     Alkyl Amines Chemicals.............................    22,811               276,021
*    Allahabad Bank..................................... 2,513,394             1,686,609
     Allcargo Logistics, Ltd............................   453,470               700,521
     Amara Raja Batteries, Ltd..........................   266,056             2,532,655
*    Amtek Auto, Ltd....................................   217,501                 8,818

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDIA -- (Continued)
    Anant Raj, Ltd.....................................   729,609           $  319,354
*   Andhra Bank........................................ 2,028,483              721,147
    Andhra Sugars, Ltd. (The)..........................    26,020              128,877
*   Anveshan Heavy Engineering, Ltd....................    41,601              276,534
    Apar Industries, Ltd...............................    98,495              950,153
    APL Apollo Tubes, Ltd..............................    40,523              929,274
    Apollo Hospitals Enterprise, Ltd...................   350,445            6,145,498
    Apollo Tyres, Ltd.................................. 2,135,080            6,304,771
    Aptech, Ltd........................................    93,269              214,496
*   Arvind Fashions, Ltd...............................   224,643            3,229,773
    Arvind, Ltd........................................ 1,123,214            1,339,547
    Asahi India Glass, Ltd.............................   458,070            1,560,289
    Ashiana Housing, Ltd...............................   240,932              405,426
    Ashoka Buildcon, Ltd...............................   516,254              918,896
    Astra Microwave Products, Ltd......................    45,929               57,607
    Astral Polytechnik, Ltd............................   125,652            2,240,972
*   AstraZeneca Pharma India, Ltd......................    19,541              659,290
    Atul, Ltd..........................................    70,294            3,439,297
    Automotive Axles, Ltd..............................    37,418              607,960
    Avanti Feeds, Ltd..................................   198,519            1,040,225
*   Bajaj Corp., Ltd...................................   469,523            2,217,821
    Bajaj Electricals, Ltd.............................   182,733            1,497,194
*   Bajaj Hindusthan Sugar, Ltd........................ 2,965,216              353,844
    Bajaj Holdings & Investment, Ltd...................   110,956            4,929,256
    Balaji Amines, Ltd.................................    66,502              418,706
    Balaji Telefilms, Ltd..............................   215,547              233,764
    Balkrishna Industries, Ltd.........................   475,987            6,268,573
*   Ballarpur Industries, Ltd.......................... 1,442,553               55,009
    Balmer Lawrie & Co., Ltd...........................   308,856              752,778
    Balrampur Chini Mills, Ltd......................... 1,144,517            2,486,751
    Banco Products India, Ltd..........................   152,996              326,051
*   Bank of Baroda.....................................   976,400            1,636,688
*   Bank of Maharashtra................................   869,980              225,940
    Bannari Amman Sugars, Ltd..........................    14,297              290,422
    BASF India, Ltd....................................    86,158            1,715,681
    Bata India, Ltd....................................   101,386            2,121,362
    Bayer CropScience, Ltd.............................     6,694              404,033
    BEML, Ltd..........................................    78,877              988,819
    Berger Paints India, Ltd...........................   630,589            2,919,435
*   BF Utilities, Ltd..................................    30,209               79,918
    Bhansali Engineering Polymers, Ltd.................   399,040              414,417
*   Bharat Financial Inclusion, Ltd....................   367,223            5,302,110
    Bharat Rasayan, Ltd................................     2,566              150,432
    Birla Corp., Ltd...................................   162,236            1,169,659
    Bliss Gvs Pharma, Ltd..............................   354,023              857,338
    BLS International Services, Ltd....................    20,214               35,490
    Blue Dart Express, Ltd.............................    34,007            1,604,357
    Blue Star, Ltd.....................................   204,026            1,983,525
    Bodal Chemicals, Ltd...............................   329,039              575,670
    Bombay Dyeing & Manufacturing Co., Ltd.............   616,079              987,708
    Borosil Glass Works, Ltd...........................    34,694              100,523
    Brigade Enterprises, Ltd...........................   302,306              980,380
    BSE, Ltd...........................................    45,992              410,368
    Can Fin Homes, Ltd.................................   218,992            1,000,592
*   Canara Bank........................................   398,906            1,489,378
    Capacit'e Infraprojects, Ltd.......................    12,686               41,451
    Caplin Point Laboratories, Ltd.....................   127,657              670,710
    Carborundum Universal, Ltd.........................   400,972            2,066,874
    Care Ratings, Ltd..................................   163,596            2,314,384

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDIA -- (Continued)
    Castrol India, Ltd.................................   366,997           $   808,126
    CCL Products India, Ltd............................   443,978             1,647,013
    Ceat, Ltd..........................................   149,415             2,258,211
    Central Depository Services India, Ltd.............   124,315               418,441
    Century Plyboards India, Ltd.......................   473,285             1,181,233
    Century Textiles & Industries, Ltd.................    23,932               315,690
    Cera Sanitaryware, Ltd.............................    32,275             1,302,691
    CESC, Ltd..........................................   604,391             6,086,053
*   CG Power and Industrial Solutions, Ltd............. 2,641,173             1,430,146
    Chambal Fertilizers & Chemicals, Ltd............... 1,062,885             2,374,309
    Chennai Petroleum Corp., Ltd.......................   352,997             1,283,222
    Chennai Super Kings Cricket, Ltd................... 1,658,632                10,061
    City Union Bank, Ltd............................... 1,375,265             4,033,397
*   Claro India, Ltd...................................    44,794                64,659
*   Coffee Day Enterprises, Ltd........................   248,712               931,207
    Coromandel International, Ltd......................   571,426             3,557,651
*   Corp. Bank......................................... 1,394,331               551,916
*   Cox & Kings Financial Service, Ltd.................   263,756               143,532
    Cox & Kings, Ltd...................................   791,270             1,376,798
    CRISIL, Ltd........................................   117,238             2,423,973
    Crompton Greaves Consumer Electricals, Ltd......... 3,171,444            10,826,467
    Cyient, Ltd........................................   394,638             3,346,033
    DB Corp., Ltd......................................   154,469               415,793
*   DB Realty, Ltd.....................................   162,634                34,435
    DCB Bank, Ltd...................................... 1,566,838             4,769,913
    DCM Shriram, Ltd...................................   301,177             1,894,578
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....   187,415               364,339
    Deepak Nitrite, Ltd................................   294,798             1,119,525
    Delta Corp., Ltd...................................   661,802             2,330,266
    Dewan Housing Finance Corp., Ltd...................   857,976             1,639,023
    DFM Foods, Ltd.....................................    37,685               144,936
    Dhampur Sugar Mills, Ltd...........................   134,484               431,038
    Dhanuka Agritech, Ltd..............................    50,591               271,295
    Digicontent, Ltd...................................   182,037                57,055
    Dilip Buildcon, Ltd................................   164,852             1,273,346
    Dish TV India, Ltd................................. 3,416,870             1,768,421
*   Dishman Carbogen Amcis, Ltd........................   642,272             2,105,124
    Dixon Technologies India, Ltd......................     3,220               108,791
    Dr Lal PathLabs, Ltd...............................   123,244             1,842,589
    Dynamatic Technologies, Ltd........................     8,945               183,612
    eClerx Services, Ltd...............................   142,491             2,345,707
    Edelweiss Financial Services, Ltd..................   951,824             2,037,764
    EID Parry India, Ltd...............................   515,005             1,432,303
    EIH, Ltd........................................... 1,027,752             2,789,768
    Electrosteel Castings, Ltd.........................   761,096               213,975
    Elgi Equipments, Ltd...............................   360,052             1,376,563
    Endurance Technologies, Ltd........................    15,397               261,870
    Engineers India, Ltd............................... 1,176,324             1,888,241
    Entertainment Network India, Ltd...................    67,400               476,495
*   Eris Lifesciences, Ltd.............................     3,354                30,205
*   Eros International Media, Ltd......................   156,752               161,014
    Escorts, Ltd.......................................   518,182             5,545,126
    Essel Propack, Ltd.................................   782,764             1,524,473
    Eveready Industries India, Ltd.....................   279,246               470,086
    Excel Crop Care, Ltd...............................     4,882               238,512
    Excel Industries, Ltd..............................     3,403                51,797
    Exide Industries, Ltd.............................. 1,079,269             3,320,576
*   FDC, Ltd...........................................   429,517             1,085,166
    Federal Bank, Ltd.................................. 8,415,991            11,238,945

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
INDIA -- (Continued)
*   Federal-Mogul Goetze India, Ltd....................     82,059           $  653,319
    FIEM Industries, Ltd...............................     13,594               93,806
    Finolex Cables, Ltd................................    707,829            4,480,157
    Finolex Industries, Ltd............................    298,707            1,990,893
    Firstsource Solutions, Ltd.........................  1,633,959            1,192,593
*   Fortis Healthcare, Ltd.............................  2,321,065            4,636,493
*   Future Enterprises, Ltd............................    791,059              386,893
    Future Lifestyle Fashions, Ltd.....................    111,982              776,445
*   Future Retail, Ltd.................................    229,423            1,374,392
    Gabriel India, Ltd.................................    415,189              870,175
    Garware Technical Fibres, Ltd......................     54,543              854,785
    Gateway Distriparks, Ltd...........................    635,597            1,209,544
    Gati, Ltd..........................................    124,440              145,296
*   Gayatri Projects, Ltd..............................    297,572              695,888
    GE Power India, Ltd................................     73,376              958,061
    GE T&D India, Ltd..................................    185,968              679,213
    Geojit Financial Services, Ltd.....................    280,174              154,702
    GHCL, Ltd..........................................    228,000              821,410
    GIC Housing Finance, Ltd...........................     98,590              366,170
    Gillette India, Ltd................................     14,622            1,599,768
    GlaxoSmithKline Pharmaceuticals, Ltd...............     11,774              216,895
    Glenmark Pharmaceuticals, Ltd......................    549,552            5,011,895
    GM Breweries, Ltd..................................     37,452              296,021
*   GMR Infrastructure, Ltd............................ 11,964,271            2,855,448
    GOCL Corp., Ltd....................................     46,790              219,285
*   Godawari Power and Ispat, Ltd......................     26,165               82,992
    Godfrey Phillips India, Ltd........................     90,837            1,437,656
    Godrej Agrovet, Ltd................................      8,130               60,529
    Godrej Industries, Ltd.............................    419,995            3,114,776
*   Godrej Properties, Ltd.............................    219,286            2,581,873
    Granules India, Ltd................................    674,954            1,085,474
    Graphite India, Ltd................................     52,686              291,181
    Great Eastern Shipping Co., Ltd. (The).............    476,566            1,974,882
    Greaves Cotton, Ltd................................    615,503            1,319,108
    Greenply Industries, Ltd...........................    223,561              543,741
    Grindwell Norton, Ltd..............................    101,866              896,767
    GRUH Finance, Ltd..................................  1,261,788            5,770,982
*   GTL Infrastructure, Ltd............................    938,311               12,155
    Gujarat Alkalies & Chemicals, Ltd..................    175,904            1,217,037
    Gujarat Ambuja Exports, Ltd........................    261,578              789,678
    Gujarat Fluorochemicals, Ltd.......................    224,424            3,373,646
    Gujarat Gas, Ltd...................................  1,484,059            3,394,277
    Gujarat Industries Power Co., Ltd..................    320,510              319,813
    Gujarat Mineral Development Corp., Ltd.............    757,628              805,504
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................    269,342            1,209,247
    Gujarat Pipavav Port, Ltd..........................  1,223,530            1,542,532
    Gujarat State Fertilizers & Chemicals, Ltd.........    969,096            1,370,118
    Gujarat State Petronet, Ltd........................  1,224,601            3,486,803
    Gulf Oil Lubricants India, Ltd.....................     98,950            1,220,967
*   GVK Power & Infrastructure, Ltd....................  5,800,593              602,091
    Hatsun Agro Products, Ltd..........................     58,503              588,943
    Hatsun Agro Products, Ltd..........................      3,375               27,036
    HBL Power Systems, Ltd.............................    627,675              215,973
*   HealthCare Global Enterprises, Ltd.................     92,974              262,301
    HEG, Ltd...........................................     11,644              271,655
    HeidelbergCement India, Ltd........................    558,522            1,465,501
    Heritage Foods, Ltd................................     77,562              580,534
    Hester Biosciences, Ltd............................      8,653              176,829
    Hexaware Technologies, Ltd.........................    751,914            3,775,911

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
INDIA -- (Continued)
    Hikal, Ltd.........................................    334,617           $  852,393
    HIL, Ltd...........................................     15,712              418,079
    Himachal Futuristic Communications, Ltd............  3,544,759            1,126,693
    Himadri Speciality Chemical, Ltd...................    754,490            1,199,657
    Himatsingka Seide, Ltd.............................    248,863              761,770
    Hinduja Global Solutions, Ltd......................     48,678              432,589
    Hinduja Ventures, Ltd..............................     37,897              210,102
*   Hindustan Oil Exploration Co., Ltd.................    249,147              443,298
    Honda SIEL Power Products, Ltd.....................     16,776              254,991
    Honeywell Automation India, Ltd....................     12,283            4,254,934
*   Hotel Leela Venture, Ltd...........................    487,744               72,245
*   Housing Development & Infrastructure, Ltd..........  2,901,689              963,928
    HSIL, Ltd..........................................    236,140              912,681
    HT Media, Ltd......................................    728,149              410,775
    Huhtamaki PPL, Ltd.................................    141,795              458,801
    I G Petrochemicals, Ltd............................     70,875              299,888
    ICRA, Ltd..........................................      2,896              131,266
*   IDFC First Bank, Ltd...............................  9,693,262            6,927,971
    IDFC, Ltd..........................................  5,315,848            3,050,654
*   IFB Industries, Ltd................................     62,865              820,364
*   IFCI, Ltd..........................................  6,365,167              970,340
    Igarashi Motors India, Ltd.........................      1,191                5,464
    IIFL Holdings, Ltd.................................  1,410,829            8,745,075
*   IL&FS Transportation Networks, Ltd.................    546,574               38,964
    India Cements, Ltd. (The)..........................  1,331,790            2,044,384
    India Glycols, Ltd.................................     70,838              258,156
    India Nippon Electricals, Ltd......................     14,955               93,596
    Indiabulls Integrated Services, Ltd................     41,160              177,395
*   Indiabulls Real Estate, Ltd........................  1,754,817            2,873,177
    Indiabulls Ventures, Ltd...........................    929,117            3,941,628
    Indiabulls Ventures, Ltd...........................    152,225              381,246
*   Indian Bank........................................    682,217            2,481,659
    Indian Hotels Co., Ltd. (The)......................  3,596,183            7,962,928
    Indian Hume Pipe Co., Ltd..........................     61,177              233,988
*   Indian Overseas Bank...............................  2,435,813              494,123
    Indo Count Industries, Ltd.........................    435,926              254,987
    Indoco Remedies, Ltd...............................    253,541              725,562
    INEOS Styrolution India, Ltd.......................     30,905              242,587
    Infibeam Avenues, Ltd..............................     98,091               58,853
    Ingersoll-Rand India, Ltd..........................     78,519              686,537
*   Inox Leisure, Ltd..................................    413,809            1,864,025
*   Inox Wind, Ltd.....................................    288,165              265,614
    Insecticides India, Ltd............................     32,706              294,070
*   Intellect Design Arena, Ltd........................    342,953            1,111,749
*   International Paper APPM, Ltd......................     49,835              317,157
    Ipca Laboratories, Ltd.............................    376,669            5,191,186
    IRB Infrastructure Developers, Ltd.................  1,170,839            2,049,852
    ITD Cementation India, Ltd.........................    370,866              660,954
    J Kumar Infraprojects, Ltd.........................    166,672              289,190
    Jagran Prakashan, Ltd..............................    764,222            1,248,082
    Jai Corp., Ltd.....................................    411,654              688,424
    Jain Irrigation Systems, Ltd.......................  2,117,960            1,651,467
*   Jaiprakash Associates, Ltd.........................  8,194,430              636,836
*   Jaiprakash Power Ventures, Ltd..................... 14,119,051              591,515
*   Jammu & Kashmir Bank, Ltd. (The)...................  2,013,045            1,749,338
    Jamna Auto Industries, Ltd.........................    953,834              746,199
    Jayant Agro-Organics, Ltd..........................      6,584               19,389
*   Jaypee Infratech, Ltd..............................  2,580,451               85,391
    JB Chemicals & Pharmaceuticals, Ltd................    204,577            1,013,725

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDIA -- (Continued)
    JBM Auto, Ltd......................................    15,094           $   54,653
*   Jet Airways India, Ltd.............................   223,316              480,991
    Jindal Poly Films, Ltd.............................   124,106              450,561
    Jindal Saw, Ltd.................................... 1,033,433            1,206,191
*   Jindal Stainless Hisar, Ltd........................   334,099              418,118
*   Jindal Stainless, Ltd..............................   475,544              254,490
*   Jindal Steel & Power, Ltd.......................... 1,710,632            4,383,370
    JK Cement, Ltd.....................................   157,446            2,058,459
    JK Lakshmi Cement, Ltd.............................   288,501            1,538,979
    JK Paper, Ltd......................................   563,814            1,117,470
    JK Tyre & Industries, Ltd..........................   473,459              590,287
    JM Financial, Ltd.................................. 1,845,543            2,362,591
    JMC Projects India, Ltd............................   267,320              436,135
    Johnson Controls-Hitachi Air Conditioning India,
      Ltd..............................................    63,677            1,687,563
*   JSW Energy, Ltd.................................... 2,902,020            2,903,534
*   JSW Holdings, Ltd..................................       665               28,513
    JTEKT India, Ltd...................................   112,450              164,039
    Jubilant Foodworks, Ltd............................   471,166            9,020,460
    Jubilant Life Sciences, Ltd........................   507,088            4,806,696
*   Just Dial, Ltd.....................................   250,576            2,088,345
    Jyothy Laboratories, Ltd...........................   857,351            2,206,604
    Kajaria Ceramics, Ltd..............................   514,765            4,381,793
    Kalpataru Power Transmission, Ltd..................   384,967            2,577,806
    Kalyani Steels, Ltd................................   113,000              318,607
    Kansai Nerolac Paints, Ltd.........................   257,401            1,628,286
    Karnataka Bank, Ltd. (The)......................... 1,179,918            2,146,487
    Karur Vysya Bank, Ltd. (The)....................... 2,844,542            3,180,274
    Kaveri Seed Co., Ltd...............................   211,584            1,351,032
    KCP, Ltd. (The)....................................   278,078              355,829
    KEC International, Ltd.............................   606,662            2,490,880
    KEI Industries, Ltd................................   247,955            1,462,621
*   Kesoram Industries, Ltd............................    78,725               75,034
    Kewal Kiran Clothing, Ltd..........................     2,328               44,640
*   Kiri Industries, Ltd...............................    74,470              581,187
    Kirloskar Brothers, Ltd............................   136,214              331,137
    Kirloskar Oil Engines, Ltd.........................   257,475              606,960
    Kitex Garments, Ltd................................    18,189               25,843
    KNR Constructions, Ltd.............................   257,784              889,856
    Kolte-Patil Developers, Ltd........................   143,148              474,608
*   KPIT Engineering, Ltd.............................. 1,131,802            1,680,119
*   KPIT Technologies, Ltd............................. 1,131,802            1,533,490
    KPR Mill, Ltd......................................   107,543              924,308
    KRBL, Ltd..........................................   419,992            2,017,340
    KSB, Ltd...........................................    40,851              389,503
    LA Opala RG, Ltd...................................   111,012              329,147
    Lakshmi Machine Works, Ltd.........................    23,004            1,911,104
*   Lakshmi Vilas Bank, Ltd. (The).....................   722,986              782,390
    Laurus Labs, Ltd...................................    95,931              529,480
    LG Balakrishnan & Bros, Ltd........................    50,669              267,396
    Linde India, Ltd...................................    99,527              688,172
    LT Foods, Ltd......................................   694,369              342,555
    Lumax Auto Technologies, Ltd.......................     4,975                8,771
    Lumax Industries, Ltd..............................     7,257              177,338
    LUX Industries, Ltd................................    33,759              635,779
    Magma Fincorp, Ltd.................................   365,908              655,051
    Mahanagar Gas, Ltd.................................   136,880            1,897,914
    Maharashtra Scooters, Ltd..........................     5,428              285,194
    Maharashtra Seamless, Ltd..........................   209,430            1,430,495
    Mahindra & Mahindra Financial Services, Ltd........   321,541            1,844,301

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDIA -- (Continued)
*   Mahindra CIE Automotive, Ltd.......................   326,221           $1,070,810
    Mahindra Holidays & Resorts India, Ltd.............   307,406            1,038,724
    Mahindra Lifespace Developers, Ltd.................   151,214              829,113
    Mahindra Logistics, Ltd............................     4,419               33,991
    Maithan Alloys, Ltd................................    42,638              316,386
*   Majesco, Ltd.......................................    95,655              718,220
    Man Infraconstruction, Ltd.........................   474,414              239,637
    Manappuram Finance, Ltd............................ 3,420,364            5,787,063
    Mangalore Refinery & Petrochemicals, Ltd...........   677,229              710,328
    Manpasand Beverages Ltd............................    46,700               73,322
    Marksans Pharma, Ltd............................... 1,431,414              484,961
    MAS Financial Services, Ltd........................     1,194               10,303
    Mastek, Ltd........................................    56,155              386,473
*   Max Financial Services, Ltd........................   612,057            3,682,772
*   Max India, Ltd.....................................   960,513              969,265
    Mayur Uniquoters, Ltd..............................    95,841              458,336
    McLeod Russel India, Ltd...........................   347,840              305,109
    Meghmani Organics, Ltd.............................   515,231              492,073
*   Mercator, Ltd......................................   233,243               14,917
    Merck, Ltd.........................................    47,301            2,529,436
    Minda Corp., Ltd...................................   381,569              697,625
    Minda Industries, Ltd..............................   242,145            1,253,817
    Mindtree, Ltd......................................   680,170            9,585,966
    Mirza International, Ltd...........................   122,058               95,502
    MM Forgings, Ltd...................................     9,652               76,332
    MOIL, Ltd..........................................   440,659              971,747
    Monte Carlo Fashions, Ltd..........................    17,675               81,792
*   Morepen Laboratories, Ltd.......................... 1,481,116              353,509
    Motilal Oswal Financial Services, Ltd..............   177,299            1,807,258
    Mphasis, Ltd.......................................   522,888            7,251,484
    MPS, Ltd...........................................    36,417              254,101
    Multi Commodity Exchange of India, Ltd.............    73,097              906,787
    Munjal Showa, Ltd..................................    39,839               89,094
*   Music Broadcast, Ltd...............................    24,775               20,790
*   Muthoot Capital Services, Ltd......................    31,522              340,076
    Muthoot Finance, Ltd...............................   697,543            5,989,295
*   Nagarjuna Fertilizers & Chemicals, Ltd.............   535,484               47,733
*   Narayana Hrudayalaya, Ltd..........................   166,225              482,509
    Natco Pharma, Ltd..................................   585,449            4,547,006
    National Aluminium Co., Ltd........................ 3,240,291            2,423,043
    National Fertilizers, Ltd..........................    49,204               25,308
    Nava Bharat Ventures, Ltd..........................   493,710              724,225
    Navin Fluorine International, Ltd..................   103,610            1,000,163
*   Navkar Corp., Ltd..................................    45,000               22,153
    Navneet Education, Ltd.............................   669,884            1,074,327
    NBCC India, Ltd.................................... 1,747,404            1,458,088
    NCC, Ltd........................................... 2,947,396            4,203,322
    NESCO, Ltd.........................................   174,641            1,251,163
*   Network18 Media & Investments, Ltd.................   627,668              298,334
*   Neuland Laboratories, Ltd..........................    14,795              150,738
    NIIT Technologies, Ltd.............................   306,008            5,681,285
*   NIIT, Ltd..........................................   461,951              699,025
    Nilkamal, Ltd......................................    34,638              661,638
    NLC India, Ltd.....................................   127,460              119,062
    NOCIL, Ltd.........................................   388,874              749,547
    NRB Bearings, Ltd..................................   277,595              747,905
    Nucleus Software Exports, Ltd......................    30,339              164,876
    Oberoi Realty, Ltd.................................   592,760            4,322,208
    Odisha Cement, Ltd.................................   318,094            5,233,481

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDIA -- (Continued)
    Omaxe, Ltd.........................................   328,663           $  981,917
    Orient Cement, Ltd.................................   417,073              631,426
    Orient Electric, Ltd...............................   307,079              664,527
    Orient Paper & Industries, Ltd.....................   307,079              145,595
    Orient Refractories, Ltd...........................   173,321              596,662
*   Oriental Bank of Commerce.......................... 1,694,261            2,342,528
    Oriental Carbon & Chemicals, Ltd...................    13,160              217,210
    Page Industries, Ltd...............................     5,333            1,778,366
    Paisalo Digital, Ltd...............................     7,508               34,853
*   Panacea Biotec, Ltd................................    41,966              116,074
    Panama Petrochem, Ltd..............................   126,555              223,766
    Parag Milk Foods, Ltd..............................   258,721              894,508
    PC Jeweller, Ltd................................... 1,075,573            1,836,022
    Persistent Systems, Ltd............................   254,372            2,322,601
    Pfizer, Ltd........................................    92,470            4,190,921
    Phillips Carbon Black, Ltd.........................   561,485            1,270,459
    Phoenix Mills, Ltd.(The)...........................   349,448            3,014,697
    PI Industries, Ltd.................................   441,077            6,660,128
    PNC Infratech, Ltd.................................    39,003               84,415
    Poly Medicure, Ltd.................................    54,673              153,641
    Polyplex Corp., Ltd................................    49,131              362,064
    Power Mech Projects, Ltd...........................    15,464              197,413
*   Prabhat Dairy, Ltd.................................   159,023              159,341
    Praj Industries, Ltd...............................   655,281            1,286,523
*   Prakash Industries, Ltd............................   358,348              358,271
    Prestige Estates Projects, Ltd.....................   781,418            2,961,360
*   Prime Focus, Ltd...................................   140,332              124,322
    Prism Johnson, Ltd.................................   631,808              855,032
    PSP Projects, Ltd..................................     4,905               33,145
    PTC India Financial Services, Ltd.................. 1,650,202              385,646
    PTC India, Ltd..................................... 1,738,816            1,725,218
    Puravankara, Ltd...................................   384,178              403,276
    PVR, Ltd...........................................   157,143            4,001,088
*   Quess Corp., Ltd...................................    19,999              201,013
    Quick Heal Technologies, Ltd.......................    67,308              202,866
    Radico Khaitan, Ltd................................   430,771            2,192,312
    Rain Industries Ltd................................   648,863            1,069,459
    Rajesh Exports, Ltd................................   217,546            2,095,667
    Rallis India, Ltd..................................   455,415              969,137
    Ramco Cements, Ltd. (The)..........................   413,435            4,598,111
    Ramco Industries, Ltd..............................   176,508              529,529
*   Ramco Systems, Ltd.................................    28,350               90,524
    Ramkrishna Forgings, Ltd...........................    75,535              553,808
*   Ramky Infrastructure, Ltd..........................    23,515               34,500
    Rane Holdings, Ltd.................................    15,722              273,705
    Rashtriya Chemicals & Fertilizers, Ltd.............   893,387              732,738
    Ratnamani Metals & Tubes, Ltd......................    67,754              858,385
*   RattanIndia Power, Ltd............................. 5,297,987              198,066
    Raymond, Ltd.......................................   227,777            2,528,939
    Redington India, Ltd............................... 1,824,608            2,705,805
    Relaxo Footwears, Ltd..............................   104,598            1,315,245
    Reliance Capital, Ltd..............................   731,461            1,377,362
*   Reliance Communications, Ltd....................... 9,038,246              240,810
    Reliance Home Finance, Ltd.........................   983,665              366,497
    Reliance Infrastructure, Ltd.......................   847,732            1,305,558
*   Reliance Power, Ltd................................ 4,062,078              350,082
    Repco Home Finance, Ltd............................   241,685            1,454,101
    Rico Auto Industries, Ltd..........................   148,401              136,755
    RP SG Retail, Ltd..................................   362,635              753,836

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDIA -- (Continued)
*   RP-SG Business Process Services, Ltd...............   120,878           $  889,726
    Rushil Decor, Ltd..................................     7,854               66,611
    Sadbhav Engineering, Ltd...........................   518,335            1,787,004
    Sadbhav Infrastructure Project, Ltd................   168,293              206,698
    Sagar Cements, Ltd.................................    15,163              136,705
*   Sanghi Industries, Ltd.............................   343,110              301,850
    Sanofi India, Ltd..................................    42,692            3,441,456
*   Sanwaria Consumer, Ltd.............................   853,445              105,589
    Sarda Energy & Minerals, Ltd.......................    42,763              170,455
    Saregama India, Ltd................................    54,353              444,246
    Sasken Technologies, Ltd...........................    40,116              435,247
    Savita Oil Technologies, Ltd.......................     1,504               25,735
    Schaeffler India, Ltd..............................    38,269            2,971,742
*   Schneider Electric Infrastructure, Ltd.............    22,038               31,609
*   Sequent Scientific, Ltd............................   169,337              168,762
    SH Kelkar & Co., Ltd...............................   130,662              281,848
    Shankara Building Products, Ltd....................    23,325              174,123
    Shanthi Gears, Ltd.................................     5,154                9,454
    Sharda Cropchem, Ltd...............................    97,276              509,833
    Sharda Motor Industries, Ltd.......................     1,720               36,550
    Shemaroo Entertainment, Ltd........................    16,694               92,147
*   Shilpa Medicare, Ltd...............................   121,313              677,506
*   Shipping Corp. of India, Ltd.......................   842,726              418,411
    Shoppers Stop, Ltd.................................    69,462              459,496
    Shriram City Union Finance, Ltd....................    58,297            1,377,060
*   Shriram EPC, Ltd...................................   106,141               12,137
*   Sical Logistics, Ltd...............................    65,637              111,963
    Simplex Infrastructures, Ltd.......................   113,011              260,130
    Sintex Industries, Ltd............................. 1,094,584              124,376
*   Sintex Plastics Technology, Ltd.................... 2,842,241              731,740
*   SITI Networks, Ltd................................. 1,024,334               60,978
    Siyaram Silk Mills, Ltd............................    27,445              140,635
    SJVN, Ltd..........................................   733,114              253,579
    SKF India, Ltd.....................................   126,043            3,566,066
    Skipper, Ltd.......................................   148,385              134,432
    SML ISUZU, Ltd.....................................    39,324              446,829
    Sobha, Ltd.........................................   391,520            2,692,509
    Solar Industries India, Ltd........................   147,717            2,287,800
*   Solara Active Pharma Sciences, Ltd.................     9,208               50,557
    Somany Ceramics, Ltd...............................    48,736              297,737
    Sonata Software, Ltd...............................   299,967            1,421,365
    South Indian Bank, Ltd. (The)...................... 4,306,579              960,407
    Srei Infrastructure Finance, Ltd................... 1,205,273              449,943
    SRF, Ltd...........................................   118,385            4,366,363
    Srikalahasthi Pipes, Ltd...........................   120,091              375,830
    Star Cement, Ltd...................................   191,487              290,983
    Sterlite Technologies, Ltd.........................   941,122            2,572,120
    Strides Pharma Science, Ltd........................   353,724            2,440,603
    Subros, Ltd........................................   120,150              484,627
    Sudarshan Chemical Industries......................   131,756              634,973
    Sundaram Finance Holdings, Ltd.....................    54,598               62,844
    Sundaram Finance, Ltd..............................    55,429            1,149,440
    Sundaram-Clayton, Ltd..............................     6,812              272,930
    Sundram Fasteners, Ltd.............................   460,112            3,632,773
    Sunteck Realty, Ltd................................   293,029            1,954,875
    Suprajit Engineering, Ltd..........................   222,187              749,113
    Supreme Industries, Ltd............................   298,569            4,904,291
    Supreme Petrochem, Ltd.............................   172,445              513,337
    Surya Roshni, Ltd..................................   101,312              348,263

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                  --------- -------------------------------
INDIA -- (Continued)
    Sutlej Textiles and Industries, Ltd..........    82,602           $   44,479
    Suven Life Sciences, Ltd.....................   457,898            1,739,228
*   Suzlon Energy, Ltd........................... 6,762,404              675,886
    Swan Energy, Ltd.............................    76,621              118,508
    Swaraj Engines, Ltd..........................    26,536              534,050
    Symphony, Ltd................................    62,949            1,231,085
*   Syndicate Bank............................... 3,628,799            1,955,366
    Syngene International, Ltd...................   194,225            1,719,761
    TAKE Solutions, Ltd..........................   358,444              756,382
    Tamil Nadu Newsprint & Papers, Ltd...........   159,773              443,214
    Tasty Bite Eatables, Ltd.....................       395               49,744
    Tata Chemicals, Ltd..........................   273,969            2,267,953
    Tata Communications, Ltd.....................   138,853            1,130,237
    Tata Elxsi, Ltd..............................   132,247            1,770,759
    Tata Global Beverages, Ltd................... 2,360,828            7,099,974
    Tata Metaliks, Ltd...........................    76,191              676,903
    Tata Sponge Iron, Ltd........................    42,664              451,219
*   Tata Teleservices Maharashtra, Ltd........... 2,626,681              111,339
    TCI Express, Ltd.............................   125,394            1,217,496
    Techno Electric & Engineering Co., Ltd.......   248,038              848,335
*   Tejas Networks, Ltd..........................    35,238               96,133
    Texmaco Rail & Engineering, Ltd..............   418,713              407,759
    Thermax, Ltd.................................   223,046            3,141,417
    Thirumalai Chemicals, Ltd....................   307,194              380,350
    Thomas Cook India, Ltd.......................   235,693              843,941
    Thyrocare Technologies, Ltd..................    61,221              432,176
*   TI Financial Holdings, Ltd...................   526,505            3,923,400
    Tide Water Oil Co India, Ltd.................     6,961              502,031
    Time Technoplast, Ltd........................   760,995              995,323
    Timken India, Ltd............................   162,434            1,296,225
    Tinplate Co. of India, Ltd. (The)............   182,823              375,904
    Titagarh Wagons, Ltd.........................   272,853              243,339
    Torrent Power, Ltd........................... 1,249,416            4,547,612
    Tourism Finance Corp. of India, Ltd..........    95,791              155,974
    Transport Corp. of India, Ltd................   253,698            1,058,308
    Trent, Ltd...................................   449,150            2,293,249
    Trident, Ltd.................................   717,657              676,351
    Triveni Engineering & Industries, Ltd........   433,753              409,587
    Triveni Turbine, Ltd.........................   426,083              643,256
    TTK Prestige, Ltd............................    29,272            3,454,288
    Tube Investments of India, Ltd...............   545,099            2,978,782
    TV Today Network, Ltd........................   168,008              743,962
*   TV18 Broadcast, Ltd.......................... 3,725,921            1,683,167
    TVS Srichakra, Ltd...........................    14,221              442,514
*   UCO Bank..................................... 1,704,835              439,126
    Uflex, Ltd...................................   232,965              764,079
    UFO Moviez India, Ltd........................    38,046              120,409
    Unichem Laboratories, Ltd....................   245,041              673,643
*   Union Bank of India.......................... 2,771,751            3,316,831
    Uniply Industries, Ltd.......................    12,215                5,520
*   Unitech, Ltd................................. 9,045,963              169,092
*   Usha Martin, Ltd.............................    23,860               11,188
*   V2 Retail, Ltd...............................    92,038              337,850
    VA Tech Wabag, Ltd...........................   217,671              897,655
    Vaibhav Global, Ltd..........................    55,744              552,162
    Vardhman Textiles, Ltd.......................   133,634            2,157,481
    Venky's India, Ltd...........................    28,060              805,739
    Vesuvius India, Ltd..........................     9,930              158,703
    V-Guard Industries, Ltd......................   996,331            3,109,474

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                          SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ----------- -------------------------------
INDIA -- (Continued)
    Vinati Organics, Ltd...............................      74,867          $  1,938,018
    Vindhya Telelinks, Ltd.............................      15,392               287,820
    VIP Industries, Ltd................................     343,789             2,314,349
    Visaka Industries, Ltd.............................      25,952               148,120
    V-Mart Retail, Ltd.................................      40,820             1,640,473
    VRL Logistics, Ltd.................................     202,393               788,619
    VST Industries, Ltd................................      31,243             1,527,005
    VST Tillers Tractors, Ltd..........................      13,719               248,783
    WABCO India, Ltd...................................      28,104             2,527,938
    Welspun Corp., Ltd.................................     615,771             1,180,346
    Welspun Enterprises, Ltd...........................     411,154               664,319
    Welspun India, Ltd.................................   2,323,695             1,775,069
    West Coast Paper Mills, Ltd........................     156,042               548,648
    Wheels India, Ltd..................................       3,448                42,703
    Whirlpool of India, Ltd............................      74,562             1,491,599
*   Wockhardt, Ltd.....................................     164,979               976,383
    Wonderla Holidays, Ltd.............................      80,157               362,457
    Zee Learn, Ltd.....................................     956,093               358,422
*   Zee Media Corp., Ltd...............................     838,464               178,957
    Zensar Technologies, Ltd...........................     543,524             1,818,503
*   Zuari Agro Chemicals, Ltd..........................      16,783                42,356
    Zydus Wellness, Ltd................................      85,355             1,595,492
                                                                             ------------
TOTAL INDIA............................................                       760,698,080
                                                                             ------------
INDONESIA -- (2.9%)
    Ace Hardware Indonesia Tbk PT......................  54,882,200             6,358,581
    Adhi Karya Persero Tbk PT..........................  15,633,888             1,912,229
*   Agung Podomoro Land Tbk PT.........................  53,158,700               645,349
    AKR Corporindo Tbk PT..............................  16,063,800             5,021,918
*   Alam Sutera Realty Tbk PT.......................... 103,850,200             2,447,760
*   Alfa Energi Investama Tbk PT.......................     605,600               283,676
    Aneka Tambang Tbk PT...............................  68,820,791             4,189,482
    Arwana Citramulia Tbk PT...........................  29,196,500             1,045,088
    Asahimas Flat Glass Tbk PT.........................     978,600               388,108
    Astra Agro Lestari Tbk PT..........................   2,891,300             2,207,026
    Astra Graphia Tbk PT...............................   2,211,000               197,164
    Astra Otoparts Tbk PT..............................   3,219,400               354,759
*   Astrindo Nusantara Infrastructure Tbk PT........... 116,519,400               408,454
*   Asuransi Kresna Mitra Tbk PT.......................   8,263,400               400,086
*   Bakrie Telecom Tbk PT..............................  49,756,298                17,458
*   Bank Bukopin Tbk...................................  42,210,366               924,734
*   Bank Ina Perdana PT................................   6,533,600               362,185
    Bank Maybank Indonesia Tbk PT......................   6,622,700               119,056
*   Bank Nationalnobu Tbk PT...........................     715,800                46,683
*   Bank Pan Indonesia Tbk PT..........................  28,318,900             2,573,655
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  22,455,700             3,202,177
*   Bank Pembangunan Daerah Jawa Timur Tbk PT..........  30,021,800             1,433,264
*   Bank Permata Tbk PT................................  24,540,202             1,619,914
    Bank Tabungan Negara Persero Tbk PT................   2,403,249               427,951
    Barito Pacific Tbk PT..............................  14,604,700             4,133,042
    Bekasi Fajar Industrial Estate Tbk PT..............  50,608,200             1,051,971
*   Berlian Laju Tanker Tbk PT.........................  35,106,366               123,180
    BFI Finance Indonesia Tbk PT.......................     648,400                30,443
*   Bintang Oto Global Tbk PT..........................   6,748,100               367,023
    BISI International Tbk PT..........................  15,390,200             1,619,472
    Blue Bird Tbk PT...................................   2,225,700               513,870
*   Buana Lintas Lautan Tbk PT.........................   6,462,500                89,425
    Bukit Asam Tbk PT..................................   2,099,200               584,004
*   Bumi Resources Tbk PT..............................  70,558,100               609,865

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                          SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ----------- -------------------------------
INDONESIA -- (Continued)
*   Bumi Serpong Damai Tbk PT..........................   3,083,700           $  310,848
*   Bumi Teknokultura Unggul Tbk PT....................  64,075,000              517,147
    Catur Sentosa Adiprana Tbk PT......................   2,986,100              124,462
*   Centratama Telekomunikasi Indonesia Tbk PT.........   1,300,300                7,941
    Ciputra Development Tbk PT......................... 101,513,720            8,054,328
*   Citra Marga Nusaphala Persada Tbk PT...............  17,389,602            1,577,834
*   City Retail Developments Tbk PT....................  12,056,400              110,081
*   Clipan Finance Indonesia Tbk PT....................   1,454,500               33,934
*   Delta Dunia Makmur Tbk PT..........................  40,125,800            1,521,927
    Dharma Satya Nusantara Tbk PT......................   2,071,600               56,122
*   Eagle High Plantations Tbk PT......................  96,757,400            1,085,830
    Elnusa Tbk PT......................................  29,189,600              789,782
*   Energi Mega Persada Tbk PT.........................  39,263,200              165,401
    Erajaya Swasembada Tbk PT..........................  10,697,000            1,089,570
    Fajar Surya Wisesa Tbk PT..........................     644,000              361,809
*   Gajah Tunggal Tbk PT...............................  19,223,200              999,093
*   Garuda Indonesia Persero Tbk PT....................  41,557,749            1,359,312
    Global Mediacom Tbk PT.............................  64,609,000            1,823,582
*   Hanson International Tbk PT........................ 472,579,500            3,283,181
    Harum Energy Tbk PT................................   7,616,400              716,949
    Hexindo Adiperkasa Tbk PT..........................     508,500              110,621
    Impack Pratama Industri Tbk PT.....................     169,800               10,365
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  12,434,500            6,464,065
    Indika Energy Tbk PT...............................  12,820,200            1,536,237
    Indo Tambangraya Megah Tbk PT......................   2,899,800            3,916,020
*   Indofarma Persero Tbk PT...........................      76,200               20,867
    Indomobil Multi Jasa Tbk PT........................   5,577,700              242,791
    Indomobil Sukses Internasional Tbk PT..............   1,854,400              366,024
*   Indo-Rama Synthetics Tbk PT........................     115,600               37,934
    Indosat Tbk PT.....................................   6,632,000            1,215,332
    Industri dan Perdagangan Bintraco Dharma Tbk PT....   3,073,700              561,153
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT.......  24,978,100            1,787,048
*   Inti Agri Resources Tbk PT.........................  92,782,800              599,113
*   Intikeramik Alamasri Industri Tbk PT...............  48,315,207              559,350
*   Intiland Development Tbk PT........................  67,011,432            1,559,834
    Japfa Comfeed Indonesia Tbk PT.....................  39,588,600            4,338,305
    Jaya Real Property Tbk PT..........................  14,870,000              621,031
*   Kapuas Prima Coal Tbk PT...........................  27,454,500            1,117,393
*   Kawasan Industri Jababeka Tbk PT................... 155,903,557            2,736,548
    KMI Wire & Cable Tbk PT............................  17,852,200              553,528
*   Krakatau Steel Persero Tbk PT......................  36,962,302            1,137,012
*   Kresna Graha Investama Tbk PT...................... 121,185,200            4,934,246
    Link Net Tbk PT....................................   6,508,000            1,984,712
*   Lippo Cikarang Tbk PT..............................   4,982,900              647,623
    Lippo Karawaci Tbk PT.............................. 122,866,100            2,823,138
*   M Cash Integrasi PT................................   2,008,000              510,198
    Malindo Feedmill Tbk PT............................  10,825,300              915,594
    Matahari Department Store Tbk PT...................  10,764,800            3,082,132
*   Matahari Putra Prima Tbk PT........................     804,928               11,427
*   Medco Energi Internasional Tbk PT..................  61,674,733            3,805,555
    Media Nusantara Citra Tbk PT.......................  36,775,500            2,427,824
*   Mega Manunggal Property Tbk PT.....................   1,096,800               33,034
    Metrodata Electronics Tbk PT.......................   3,723,900              282,351
    Metropolitan Kentjana Tbk PT.......................       7,900                8,655
*   Minna Padi Investama Sekuritas Tbk PT..............     136,100                5,499
    Mitra Adiperkasa Tbk PT............................  67,679,300            4,729,042
*   Mitra Keluarga Karyasehat Tbk PT...................   7,205,100            1,091,745
*   MNC Investama Tbk PT............................... 193,556,400            1,114,803
*   MNC Land Tbk PT....................................  11,480,500              106,499

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                          SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ----------- -------------------------------
INDONESIA -- (Continued)
*   MNC Sky Vision Tbk PT..............................   1,534,400          $    106,059
    Modernland Realty Tbk PT...........................  86,748,800             1,847,708
*   Multipolar Tbk PT..................................  30,666,500               271,347
*   Multistrada Arah Sarana Tbk PT.....................  11,323,400               663,306
    Nippon Indosari Corpindo Tbk PT....................  19,245,089             1,756,045
    Pabrik Kertas Tjiwi Kimia Tbk PT...................   3,139,800             2,222,269
*   Pacific Strategic Financial Tbk PT.................  12,878,400               533,281
    Pakuwon Jati Tbk PT................................  16,849,500               845,216
    Pan Brothers Tbk PT................................  30,784,400             1,089,914
*   Panin Financial Tbk PT............................. 164,994,800             4,682,645
    Panin Sekuritas Tbk PT.............................      30,500                 3,042
*   Paninvest Tbk PT...................................   9,360,600               883,615
*   Pelat Timah Nusantara Tbk PT.......................      52,300                 9,070
*   Pelayaran Tamarin Samudra Tbk PT...................   4,904,300             1,571,550
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  28,030,700             2,144,870
*   Pool Advista Indonesia Tbk PT......................  11,839,700             1,794,656
    PP Persero Tbk PT..................................  25,864,614             4,365,359
    PP Properti Tbk PT................................. 166,048,000             1,700,923
    Puradelta Lestari Tbk PT...........................  38,799,400               696,739
    Ramayana Lestari Sentosa Tbk PT....................  28,425,300             3,561,960
    Resource Alam Indonesia Tbk PT.....................   2,456,000                48,321
*   Rimo International Lestari Tbk PT.................. 203,288,400             1,910,800
    Rukun Raharja Tbk PT...............................     491,600                 9,530
    Salim Ivomas Pratama Tbk PT........................  34,132,600               992,303
    Sampoerna Agro PT..................................   5,907,900             1,016,495
    Sawit Sumbermas Sarana Tbk PT......................  25,323,500             1,928,109
    Selamat Sempurna Tbk PT............................  21,628,300             2,277,025
    Semen Baturaja Persero Tbk PT......................  21,830,200             1,501,853
*   Sentul City Tbk PT................................. 203,622,200             1,646,422
*   Siloam International Hospitals Tbk PT..............   3,832,450             1,098,342
    Sinar Mas Agro Resources & Technology Tbk PT.......   1,037,460               268,207
*   Sitara Propertindo Tbk PT..........................  39,473,800             2,091,367
*   Smartfren Telecom Tbk PT...........................  11,158,200               244,408
    Sri Rejeki Isman Tbk PT............................ 113,843,331             2,684,467
*   Sugih Energy Tbk PT................................ 100,457,800               352,484
    Summarecon Agung Tbk PT............................  77,571,664             6,091,014
    Surya Citra Media Tbk PT...........................     677,500                88,454
*   Surya Esa Perkasa Tbk PT...........................  30,516,300               774,960
    Surya Semesta Internusa Tbk PT.....................  34,282,800             1,625,086
    Tempo Scan Pacific Tbk PT..........................   1,861,700               227,350
*   Tiga Pilar Sejahtera Food Tbk......................  19,238,200                85,053
    Timah Tbk PT.......................................  25,124,314             2,418,881
    Tiphone Mobile Indonesia Tbk PT....................  18,327,400               867,794
    Total Bangun Persada Tbk PT........................  12,489,400               534,702
    Tower Bersama Infrastructure Tbk PT................   8,737,900             2,424,880
*   Trada Alam Minera Tbk PT........................... 207,403,600             1,704,567
*   Trias Sentosa Tbk PT...............................  33,233,000               910,542
    Tunas Baru Lampung Tbk PT..........................  20,570,900             1,219,951
    Tunas Ridean Tbk PT................................  11,568,200               939,606
    Ultrajaya Milk Industry & Trading Co. Tbk PT.......  15,265,600             1,371,950
    Unggul Indah Cahaya Tbk PT.........................      48,239                18,717
*   Vale Indonesia Tbk PT..............................  14,130,200             3,028,765
*   Visi Media Asia Tbk PT.............................  61,827,900               585,986
    Waskita Beton Precast Tbk PT.......................  77,439,500             2,394,947
    Waskita Karya Persero Tbk PT.......................   7,186,000             1,071,495
    Wijaya Karya Beton Tbk PT..........................  31,666,300             1,356,283
    Wijaya Karya Persero Tbk PT........................  26,680,307             4,539,268
*   XL Axiata Tbk PT...................................   5,134,400             1,052,773
                                                                             ------------
TOTAL INDONESIA........................................                       211,855,564
                                                                             ------------

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
MALAYSIA -- (3.2%)
     Duopharma Biotech Bhd..............................    624,100           $  213,142
#    7-Eleven Malaysia Holdings Bhd, Class B............  2,842,946            1,018,134
#    Aeon Co. M Bhd.....................................  3,548,000            1,236,600
#    AEON Credit Service M Bhd..........................    674,700            2,660,711
     AFFIN Bank Bhd.....................................  1,752,864              950,135
# *  AirAsia X Bhd...................................... 19,274,700            1,096,707
     Ajinomoto Malaysia Bhd.............................     62,800              267,128
     Alliance Bank Malaysia Bhd.........................  3,286,400            3,229,244
     Allianz Malaysia Bhd...............................    150,500              495,153
     Amway Malaysia Holdings Bhd........................    223,300              321,473
#    Ann Joo Resources Bhd..............................  1,102,650              469,659
     APM Automotive Holdings Bhd........................    256,900              187,919
*    ATA IMS Bhd........................................     73,800               32,125
*    Benalec Holdings Bhd...............................  2,457,700              122,005
# *  Berjaya Assets Bhd.................................  3,662,800              266,016
*    Berjaya Corp. Bhd.................................. 22,916,027            1,470,400
     Berjaya Food Bhd...................................    357,600              153,966
*    Berjaya Land Bhd...................................  4,424,500              246,233
     Berjaya Sports Toto Bhd............................  4,226,867            2,689,809
# *  Bermaz Auto Bhd....................................  4,847,700            2,813,968
     BIMB Holdings Bhd..................................  1,481,408            1,662,655
     Bintulu Port Holdings Bhd..........................     25,900               30,759
# *  Borneo Oil Bhd.....................................  6,671,999               72,904
     Boustead Holdings Bhd..............................  2,775,328              859,414
     Boustead Plantations Bhd...........................  3,392,899              656,337
# *  Bumi Armada Bhd.................................... 17,512,700              995,706
     Bursa Malaysia Bhd.................................  4,938,200            8,062,333
#    CAB Cakaran Corp. Bhd..............................  2,339,700              328,480
#    Cahya Mata Sarawak Bhd.............................  3,940,200            3,183,485
     Can-One Bhd........................................    404,600              314,246
     Carlsberg Brewery Malaysia Bhd, Class B............  1,127,700            6,891,294
#    CB Industrial Product Holding Bhd..................  2,699,940              764,330
     Chin Teck Plantations BHD..........................     33,000               53,167
     CJ Century Logistics Holdings Bhd, Class B.........  1,140,500              121,601
*    Coastal Contracts Bhd..............................  1,753,166              445,462
#    Comfort Glove Bhd..................................    772,600              157,989
*    CRG, Inc. Bhd......................................  1,119,300               12,350
     CSC Steel Holdings Bhd.............................    875,500              237,351
#    Cypark Resources Bhd...............................  1,738,950              702,723
#    D&O Green Technologies Bhd.........................  4,297,400              702,262
*    Dagang NeXchange Bhd...............................  8,606,100              584,020
#    Datasonic Group Bhd................................  4,590,800              545,843
*    Dayang Enterprise Holdings Bhd.....................  2,227,696              760,117
#    DRB-Hicom Bhd......................................  6,073,600            3,205,786
     Dutch Lady Milk Industries Bhd.....................    139,300            2,159,417
# *  Eastern & Oriental Bhd.............................  6,255,607            1,322,675
*    Eco World Development Group Bhd....................  7,359,600            1,647,790
*    Eco World International Bhd........................    872,100              149,933
#    Econpile Holdings Bhd..............................  4,724,750              738,359
#    Ekovest BHD........................................  8,038,650            1,713,861
     Engtex Group Bhd...................................    448,700               90,641
     Evergreen Fibreboard Bhd...........................  4,150,750              376,824
     FAR East Holdings BHD..............................    258,300              178,768
*    FGV Holdings Bhd................................... 10,024,500            3,026,565
     Frontken Corp. Bhd.................................  3,807,700            1,273,401
     Gabungan AQRS Bhd..................................  2,297,410              834,239
     Gadang Holdings Bhd................................  2,911,100              581,503
#    Gas Malaysia Bhd...................................  1,194,900              829,413
#    George Kent Malaysia Bhd...........................  2,496,500              762,009

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
MALAYSIA -- (Continued)
#    Globetronics Technology Bhd........................  4,008,072           $1,842,660
     Glomac Bhd.........................................  2,883,060              265,389
     Guan Chong Bhd.....................................    353,500              354,810
#    GuocoLand Malaysia Bhd.............................  1,578,400              282,680
     Hai-O Enterprise Bhd...............................  1,388,520              863,164
     HAP Seng Consolidated Bhd..........................  1,371,840            3,279,926
     Hap Seng Plantations Holdings Bhd..................  1,241,100              497,223
     Heineken Malaysia Bhd..............................    927,600            5,498,289
#    Hengyuan Refining Co. Bhd..........................    771,500            1,106,267
#    HeveaBoard Bhd.....................................  2,743,500              481,544
     Hiap Teck Venture Bhd..............................  6,749,600              449,524
# *  Hibiscus Petroleum Bhd.............................  7,291,800            2,007,070
     Hock Seng LEE Bhd..................................  1,288,408              445,432
     Hong Leong Industries Bhd..........................    614,100            1,569,564
# *  HSS Engineers Bhd..................................  1,705,900              458,592
*    Hua Yang Bhd.......................................    489,666               45,645
     Hup Seng Industries Bhd............................  1,433,633              343,340
     I-Bhd..............................................  1,686,000              171,307
     IGB Bhd............................................    623,877              410,055
     IJM Corp. Bhd......................................    176,000               99,644
     IJM Plantations Bhd................................  1,456,300              577,763
     Inari Amertron Bhd................................. 13,795,645            5,779,736
     Inch Kenneth Kajang Rubber P.L.C...................    968,700              144,198
     Insas Bhd..........................................  3,987,881              767,780
*    Iris Corp. Bhd..................................... 12,929,400              579,282
# *  Iskandar Waterfront City Bhd.......................  4,187,300            1,034,493
# *  JAKS Resources Bhd.................................  2,370,200              438,880
#    Jaya Tiasa Holdings Bhd............................  3,127,127              465,115
#    JCY International Bhd..............................  3,776,100              178,416
#    JHM Consolidation Bhd..............................  1,456,900              448,016
#    Karex Bhd..........................................  1,244,749              191,447
     Keck Seng Malaysia Bhd.............................    858,750              991,830
     Kenanga Investment Bank Bhd........................  1,871,360              265,046
     Kerjaya Prospek Group Bhd..........................  2,135,480              677,178
     Kesm Industries Bhd................................     73,200              139,078
     Kim Loong Resources Bhd............................  1,032,880              302,527
#    Kimlun Corp. Bhd...................................    738,786              259,304
# *  KNM Group Bhd...................................... 13,729,780              716,074
     Kossan Rubber Industries...........................  5,724,100            5,040,500
#    KPJ Healthcare Bhd................................. 18,824,600            4,464,993
# *  Kretam Holdings Bhd................................  4,653,800              457,212
# *  KSL Holdings Bhd...................................  4,411,618              908,561
     Kumpulan Fima BHD..................................    826,650              331,804
     Kumpulan Perangsang Selangor Bhd...................  1,496,746              602,163
*    Kwantas Corp. BHD..................................     45,900                9,225
# *  Lafarge Malaysia Bhd...............................  1,398,700            1,117,764
     Land & General Bhd................................. 15,164,960              589,048
*    Landmarks Bhd......................................  1,774,700              205,906
#    LBS Bina Group Bhd.................................  4,793,880              712,791
     Lii Hen Industries Bhd.............................    863,000              562,102
     Lingkaran Trans Kota Holdings Bhd..................  1,287,300            1,336,293
# *  Lion Industries Corp. Bhd..........................  1,873,400              267,650
#    LPI Capital Bhd....................................    353,124            1,322,603
     Magni-Tech Industries Bhd..........................    450,500              507,320
#    Magnum Bhd.........................................  4,991,900            2,935,847
     Mah Sing Group Bhd................................. 10,191,787            2,367,260
     Malakoff Corp. Bhd.................................  7,727,700            1,647,218
     Malayan Flour Mills Bhd............................  3,141,675              569,497
*    Malayan United Industries Bhd......................  2,568,600              115,052

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                          ---------- -------------------------------
MALAYSIA -- (Continued)
#    Malaysia Building Society Bhd.......................  7,751,678           $1,866,477
*    Malaysia Marine and Heavy Engineering Holdings Bhd..  1,302,000              247,471
# *  Malaysian Bulk Carriers Bhd.........................  2,585,400              363,661
     Malaysian Pacific Industries Bhd....................    735,913            1,744,238
#    Malaysian Resources Corp. Bhd....................... 11,814,998            2,945,988
     Malton Bhd..........................................  2,329,300              341,413
     Matrix Concepts Holdings Bhd........................  2,943,958            1,368,327
#    MBM Resources BHD...................................  1,421,296            1,035,156
#    Media Chinese International, Ltd....................  4,708,500              245,137
*    Media Prima Bhd.....................................  6,293,703              700,756
     Mega First Corp. Bhd................................  1,223,400            1,169,464
     Mitrajaya Holdings Bhd..............................  1,218,278              116,366
#    MKH Bhd.............................................  2,280,734              752,054
#    MMC Corp. Bhd.......................................  3,639,900              924,495
*    MNRB Holdings Bhd...................................  2,800,920              690,875
# *  MPHB Capital Bhd....................................  1,429,100              363,357
     Muda Holdings Bhd...................................    520,200              229,289
*    Mudajaya Group Bhd..................................  2,539,423              200,071
     Muhibbah Engineering M Bhd..........................  2,493,150            1,721,376
*    Mulpha International Bhd............................  1,254,030              731,367
     My EG Services Bhd.................................. 12,196,200            4,432,836
*    Naim Holdings Bhd...................................  2,000,050              537,492
     NTPM Holdings Bhd...................................    640,000               70,289
# *  OCK Group Bhd.......................................  1,947,200              242,967
     Oriental Holdings BHD...............................    602,300              989,039
#    OSK Holdings Bhd....................................  8,212,455            1,957,425
     Pacific & Orient Bhd................................    222,167               53,716
#    Padini Holdings Bhd.................................  2,892,600            2,687,221
     Panasonic Manufacturing Malaysia Bhd................    147,384            1,347,393
     Pantech Group Holdings Bhd..........................  2,356,663              327,987
     Paramount Corp. Bhd.................................    769,825              394,220
*    Parkson Holdings Bhd................................  1,127,914               69,642
# *  Pentamaster Corp. Bhd...............................  1,120,140            1,172,040
# *  PESTECH International Bhd...........................  1,953,600              529,706
#    Petron Malaysia Refining & Marketing Bhd............    515,800              850,235
#    PIE Industrial Bhd..................................  1,202,600              454,447
#    Pos Malaysia Bhd....................................  2,985,200            1,322,509
     Protasco Bhd........................................    350,675               23,748
     QL Resources Bhd....................................  3,221,159            5,311,058
     Ranhill Holdings Bhd................................  1,577,760              446,478
     RGB International Bhd...............................  2,549,714              129,774
# *  Rimbunan Sawit Bhd..................................  3,667,900              216,530
     Salcon Bhd..........................................  4,112,516              283,602
     Sam Engineering & Equipment M Bhd...................    168,800              337,909
*    Sapura Energy Bhd................................... 26,988,800            2,115,505
#    Sarawak Oil Palms Bhd...............................  1,033,504              654,395
     Scicom MSC Bhd......................................    393,400              102,861
#    Scientex Bhd........................................  1,585,424            3,278,004
#    SEG International BHD...............................    145,885               22,236
     Selangor Dredging Bhd...............................    411,300               69,150
#    Selangor Properties Bhd.............................    230,200              348,638
     Serba Dinamik Holdings Bhd..........................  2,080,300            2,105,155
     Shangri-La Hotels Malaysia Bhd......................    426,800              562,631
     SHL Consolidated Bhd................................    168,500              100,304
     SKP Resources Bhd...................................  5,378,200            1,794,703
     Star Media Group Bhd................................  1,687,500              288,137
*    Sumatec Resources Bhd............................... 12,844,200               31,249
     Sunway Bhd..........................................  2,061,792              833,358
     Sunway Construction Group Bhd.......................  2,539,836            1,229,146

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
MALAYSIA -- (Continued)
#    Supermax Corp. Bhd.................................  6,818,200          $  2,493,062
     Suria Capital Holdings Bhd.........................    839,760               288,698
     Syarikat Takaful Malaysia Keluarga Bhd.............  2,201,600             3,231,277
#    Ta Ann Holdings Bhd................................  1,652,289               939,664
     TA Enterprise Bhd..................................  9,123,900             1,434,689
     TA Global Bhd......................................  8,747,540               571,052
#    Taliworks Corp. Bhd................................  3,645,016               889,560
     Tambun Indah Land Bhd..............................  1,157,800               222,682
     Tan Chong Motor Holdings Bhd.......................  1,527,900               602,120
     TDM Bhd............................................  2,660,120               135,053
     TH Plantations Bhd.................................    783,120               102,668
     Thong Guan Industries Bhd..........................    195,900               127,554
#    TIME dotCom Bhd....................................  2,037,188             4,409,699
# *  Tiong NAM Logistics Holdings.......................  1,439,016               207,210
#    TMC Life Sciences Bhd..............................  1,464,600               271,027
     Tropicana Corp. Bhd................................  4,261,355               896,605
     TSH Resources Bhd..................................  4,081,300             1,018,363
#    Tune Protect Group Bhd.............................  4,183,300               704,478
#    Uchi Technologies Bhd..............................  1,751,900             1,209,525
#    UEM Edgenta Bhd....................................  2,396,500             1,675,911
     UEM Sunrise Bhd.................................... 12,288,100             2,766,215
     UMW Holdings Bhd...................................  1,095,600             1,445,521
     United Malacca Bhd.................................    466,350               604,607
     United Plantations Bhd.............................    434,300             2,807,215
     UOA Development Bhd................................  5,353,900             2,925,404
# *  Velesto Energy Bhd................................. 25,827,208             1,845,166
#    ViTrox Corp. Bhd...................................    807,900             1,401,720
*    Vivocom International Holdings Bhd................. 11,667,833                56,314
# *  Vizione Holdings Bhd...............................    347,528                93,381
     VS Industry Bhd....................................  7,063,637             1,951,612
# *  Wah Seong Corp. Bhd................................  2,187,269               391,425
*    WCE Holdings Bhd...................................    758,500               105,453
#    WCT Holdings Bhd...................................  7,737,802             1,983,876
#    Wellcall Holdings Bhd..............................  2,990,700               941,084
     WTK Holdings Bhd...................................  2,322,000               356,858
     Yinson Holdings Bhd................................  4,226,000             4,948,735
#    YNH Property Bhd...................................  3,542,616             1,423,732
*    YTL Land & Development Bhd.........................    328,100                30,607
     Zhulian Corp. Bhd..................................    320,933               112,661
                                                                             ------------
TOTAL MALAYSIA..........................................                      230,579,192
                                                                             ------------
MEXICO -- (3.0%)
#    ALEATICA S.A.B. de C.V.............................    223,597               247,684
#    Alpek S.A.B. de C.V................................  4,261,227             5,226,017
#    Alsea S.A.B. de C.V................................  5,525,277            12,340,084
# *  Axtel S.A.B. de C.V................................  8,375,710             1,033,834
#    Banco del Bajio SA.................................  4,019,431             8,639,834
     Becle S.A.B. de C.V................................    210,113               324,295
*    Bio Pappel S.A.B. de C.V...........................    347,496               440,104
     Bolsa Mexicana de Valores S.A.B. de C.V............  4,230,469             8,707,410
*    CMR S.A.B. de C.V..................................      1,323                   294
     Consorcio ARA S.A.B. de C.V., Series *.............  9,145,151             2,436,102
# *  Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
       ADR..............................................    288,296             2,643,674
# *  Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
       Class A..........................................  2,046,089             1,865,011
*    Corp Interamericana de Entretenimiento S.A.B. de
       C.V., Class B....................................    960,372               679,078
     Corp. Actinver S.A.B. de C.V.......................    198,770               136,828
     Corp. Inmobiliaria Vesta S.A.B. de C.V.............  6,228,224             9,773,822
     Corp. Moctezuma S.A.B. de C.V......................    861,300             2,741,858
     Corporativo Fragua S.A.B. de C.V...................          3                    41

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                             SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                           ---------- -------------------------------
MEXICO -- (Continued)
     Corporativo GBM S.A.B. de C.V........................     22,477          $     15,147
     Corpovael S.A. de C.V................................     73,341                57,991
#    Credito Real S.A.B. de C.V. SOFOM ER.................  1,889,121             2,182,313
     Cydsa S.A.B. de C.V..................................     10,875                15,947
*    Desarrolladora Homex S.A.B. de C.V...................  3,278,053                21,441
# *  Elementia S.A.B. de C.V..............................    642,287               352,012
# *  Empresas ICA S.A.B. de C.V...........................  3,768,186                20,914
*    Financiera Independencia S.A.B. de C.V. SOFOM ENR....      6,374                   588
# *  Genomma Lab Internacional S.A.B. de C.V., Class B....  7,428,588             5,948,278
     Gentera S.A.B. de C.V................................  8,494,025             7,764,711
     Gruma S.A.B. de C.V., Class B........................    138,581             1,385,244
# *  Grupo Aeromexico S.A.B. de C.V.......................  2,253,281             2,291,583
#    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...  3,537,370            21,784,650
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
       Class B............................................    227,202             2,302,251
     Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR..      3,233               531,990
     Grupo Aeroportuario del Sureste S.A.B. de C.V.,
       Class B............................................     40,178               659,794
#    Grupo Cementos de Chihuahua S.A.B. de C.V............  1,439,462             8,244,480
#    Grupo Comercial Chedraui S.A. de C.V.................  3,156,757             6,211,024
# *  Grupo Famsa S.A.B. de C.V., Class A..................  2,314,340               793,512
# *  Grupo GICSA SAB de CV................................  2,528,781               807,012
     Grupo Herdez S.A.B. de C.V., Series *................  2,008,535             4,323,736
*    Grupo Hotelero Santa Fe S.A.B. de C.V................    555,076               177,142
     Grupo Industrial Saltillo S.A.B. de C.V..............  1,098,605             1,231,441
     Grupo KUO S.A.B. de C.V., Class B....................    758,658             1,940,490
#    Grupo Lala S.A.B. de C.V.............................  1,389,485             1,857,264
*    Grupo Pochteca S.A.B. de C.V.........................    561,552               187,947
#    Grupo Posadas S.A.B. de C.V..........................    198,900               377,703
#    Grupo Rotoplas S.A.B. de C.V.........................    902,602               882,712
     Grupo Sanborns S.A.B. de C.V.........................    905,924               898,386
# *  Grupo Simec S.A.B. de C.V., Series B.................  1,196,960             3,672,123
*    Grupo Sports World S.A.B. de C.V.....................    583,706               584,699
*    Grupo Traxion S.A.B. de C.V..........................    233,904               175,325
# *  Hoteles City Express S.A.B. de C.V...................  2,626,983             2,703,509
     Industrias Bachoco S.A.B. de C.V., Sponsored ADR.....     29,952             1,467,648
     Industrias Bachoco S.A.B. de C.V., Series B..........  1,390,019             5,686,116
# *  Industrias CH S.A.B. de C.V., Series B...............  1,951,148             9,136,285
# *  La Comer S.A.B. de C.V...............................  4,493,851             5,143,889
#    Megacable Holdings S.A.B. de C.V.....................  2,879,356            12,651,837
*    Minera Frisco S.A.B. de C.V., Class A1...............  2,242,920               479,162
#    Nemak S.A.B. de C.V..................................  5,830,033             3,204,439
# *  Organizacion Cultiba S.A.B. de C.V...................  1,205,623             1,068,400
# *  Organizacion Soriana S.A.B. de C.V., Class B.........    296,407               358,983
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V................................................  1,076,890            10,929,799
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V., Class L......................................     23,763               156,057
     Qualitas Controladora S.A.B. de C.V..................  1,849,211             4,921,085
#    Regional S.A.B. de C.V...............................  2,221,228            12,021,363
# *  Telesites S.A.B. de C.V.............................. 10,769,063             7,356,325
#    TV Azteca S.A.B. de C.V.............................. 12,256,140             1,331,785
#    Unifin Financiera S.A.B. de C.V. SOFOM ENR...........    675,318             1,510,384
     Vitro S.A.B. de C.V., Series A.......................    946,504             2,671,096
                                                                               ------------
TOTAL MEXICO..............................................                      217,733,982
                                                                               ------------
PHILIPPINES -- (1.3%)
     8990 Holdings, Inc...................................  2,735,200               755,305
     A Soriano Corp.......................................  3,380,211               428,337
     ACR Mining Corp......................................     48,205                 3,105
*    AgriNurture, Inc.....................................  2,010,500               614,659
     Alsons Consolidated Resources, Inc...................  7,226,000               198,330
*    Apex Mining Co., Inc................................. 10,607,000               264,566

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
PHILIPPINES -- (Continued)
*   Atlas Consolidated Mining & Development Corp.......  6,148,000           $  340,931
    Belle Corp......................................... 31,632,400            1,471,654
    Bloomberry Resorts Corp............................ 20,437,200            4,998,513
    Cebu Air, Inc......................................  1,623,830            2,555,017
    Cebu Holdings, Inc.................................  3,294,900              398,420
*   CEMEX Holdings Philippines, Inc....................  8,976,600              373,765
    Century Pacific Food, Inc..........................  6,386,400            1,876,550
    Century Properties Group, Inc...................... 23,171,151              222,340
    Chelsea Logistics Holdings Corp....................    364,500               39,911
    China Banking Corp.................................  2,708,728            1,379,508
    Cirtek Holdings Philippines Corp...................    922,600              502,643
    COL Financial Group, Inc...........................     92,200               33,502
    Cosco Capital, Inc................................. 17,361,800            2,489,146
    D&L Industries, Inc................................ 20,104,800            4,215,038
*   DoubleDragon Properties Corp.......................  4,167,290            2,013,365
    Eagle Cement Corp..................................    344,200              104,737
*   East West Banking Corp.............................  5,256,400            1,173,956
*   EEI Corp...........................................  3,348,000              594,386
    Emperador, Inc.....................................  7,185,800            1,024,856
*   Empire East Land Holdings, Inc..................... 18,785,000              177,046
    Filinvest Development Corp.........................  3,592,622            1,034,130
    Filinvest Land, Inc................................ 99,522,577            2,940,555
    First Gen Corp..................................... 10,271,100            4,360,633
    First Philippine Holdings Corp.....................  2,178,040            3,292,824
*   Global Ferronickel Holdings, Inc................... 13,305,294              388,160
*   Global-Estate Resorts, Inc.........................  2,410,000               62,783
    Holcim Philippines, Inc............................  1,452,400              353,616
    Integrated Micro-Electronics, Inc..................  3,915,614              781,595
*   Leisure & Resorts World Corp.......................  2,134,640              154,504
*   Lepanto Consolidated Mining Co..................... 35,595,454               75,166
    Lopez Holdings Corp................................ 19,175,000            1,773,007
    MacroAsia Corp.....................................  3,917,360            1,658,047
    Manila Water Co., Inc..............................  9,588,700            4,152,458
    Max's Group, Inc...................................  2,293,000              659,945
    Megawide Construction Corp.........................  6,066,308            2,596,335
    Metro Retail Stores Group, Inc.....................  5,654,900              372,557
    Nickel Asia Corp................................... 15,713,600              723,669
    Pepsi-Cola Products Philippines, Inc............... 10,829,900              267,340
    Petron Corp........................................ 15,485,800            1,841,705
    Philex Mining Corp.................................  5,473,700              325,670
*   Philippine National Bank...........................  2,305,115            2,321,710
*   Philippine National Construction Corp..............    173,000                3,051
    Philippine Savings Bank............................    566,987              630,748
    Philippine Seven Corp..............................      6,300               13,911
    Philippine Stock Exchange, Inc. (The)..............    121,592              421,090
*   Philweb Corp.......................................    249,240               15,454
    Phinma Energy Corp................................. 12,750,000              391,474
    Phoenix Petroleum Philippines, Inc.................  2,243,580              519,185
    Pilipinas Shell Petroleum Corp.....................  1,480,890            1,285,678
    Premium Leisure Corp............................... 42,219,000              591,876
*   Prime Orion Philippines, Inc.......................  3,566,000              196,381
    Puregold Price Club, Inc...........................  4,655,100            3,747,008
*   PXP Energy Corp....................................  5,655,100              879,040
    RFM Corp...........................................  8,840,668              823,319
    Rizal Commercial Banking Corp......................  3,896,052            1,943,558
    Robinsons Land Corp................................ 15,635,351            7,345,864
    Robinsons Retail Holdings, Inc.....................  2,184,170            3,269,078
    San Miguel Food and Beverage, Inc..................  1,213,230            2,698,887
    Security Bank Corp.................................    162,100              560,009

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
PHILIPPINES -- (Continued)
     Semirara Mining & Power Corp.......................  3,095,000           $ 1,416,536
     Shakey's Pizza Asia Ventures, Inc..................    274,900                68,542
     SSI Group, Inc.....................................  7,322,000               428,656
     Starmalls, Inc.....................................    565,000                74,201
     STI Education Systems Holdings, Inc................ 19,394,000               249,348
*    Travellers International Hotel Group, Inc..........  8,892,700               960,976
     Union Bank Of Philippines..........................  1,467,341             1,715,806
     Vista Land & Lifescapes, Inc....................... 41,552,500             5,831,993
     Wilcon Depot, Inc..................................  6,933,800             2,220,021
                                                                              -----------
TOTAL PHILIPPINES.......................................                       96,687,685
                                                                              -----------
POLAND -- (1.2%)
*    AB SA..............................................      1,082                 5,181
     Agora SA...........................................    272,784               893,137
*    Alior Bank SA......................................    265,981             4,096,598
     Alumetal SA........................................      5,799                69,075
     Amica SA...........................................     22,493               764,191
     Apator SA..........................................     69,995               474,366
     Asseco Poland SA...................................    641,693             8,911,529
     Bank Handlowy w Warszawie SA.......................      2,330                37,932
*    Bank Ochrony Srodowiska SA.........................     17,835                33,266
*    Bioton SA..........................................    520,287               632,994
*    Boryszew SA........................................    880,717             1,040,382
     Budimex SA.........................................     90,910             3,508,791
     CCC SA.............................................     62,233             3,384,683
*    CD Projekt SA......................................     10,404               585,482
     Ciech SA...........................................    251,850             3,157,857
     ComArch SA.........................................     10,951               536,611
     Dom Development SA.................................      8,295               175,806
     Echo Investment SA.................................     97,246                98,411
*    Enea SA............................................  1,491,141             2,985,500
*    Energa SA..........................................  1,278,135             2,509,785
#    Eurocash SA........................................    701,023             3,989,123
*    Fabryki Mebli Forte SA.............................    123,857               892,488
     Famur SA...........................................  1,092,859             1,390,020
     Firma Oponiarska Debica SA.........................     29,483               664,809
*    Getin Holding SA...................................    751,114               271,242
# *  Getin Noble Bank SA................................  2,585,838               325,814
     Globe Trade Centre SA..............................    449,348             1,038,079
     Grupa Azoty SA.....................................     61,035               661,285
     Grupa Azoty Zaklady Chemiczne Police SA............     76,751               294,967
     Grupa Kety SA......................................     74,744             6,778,008
*    Impexmetal SA......................................    842,310               916,962
     Inter Cars SA......................................     40,888             2,331,795
*    Jastrzebska Spolka Weglowa SA......................    173,213             2,636,914
     Kernel Holding SA..................................    395,799             5,497,591
     KRUK SA............................................    135,716             6,169,267
     LC Corp. SA........................................  1,498,011               994,960
     Lentex SA..........................................    124,367               242,646
*    Lubelski Wegiel Bogdanka SA........................     74,454               790,062
*    Netia SA...........................................  1,046,440             1,363,770
     Neuca SA...........................................     13,449               970,289
*    NEWAG SA...........................................        493                 2,173
*    Orange Polska SA...................................  3,589,868             4,642,143
#    Pfleiderer Group SA................................     26,161               170,670
*    PKP Cargo SA.......................................    153,785             1,796,034
*    Polnord SA.........................................    263,808               473,663
# *  Rafako SA..........................................    524,953               261,081
     Stalexport Autostrady SA...........................    606,953               553,579

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
POLAND -- (Continued)
     Stalprodukt SA.....................................      9,458           $   854,851
*    Tauron Polska Energia SA...........................  7,193,941             3,262,880
     Trakcja SA.........................................    245,280               162,917
# *  VRG SA.............................................  1,446,409             1,534,849
#    Warsaw Stock Exchange..............................    177,919             1,941,410
     Wawel SA...........................................      1,897               367,011
     Zespol Elektrowni Patnow Adamow Konin SA...........     91,906               171,122
                                                                              -----------
TOTAL POLAND............................................                       88,316,051
                                                                              -----------
RUSSIA -- (0.1%)
     Etalon Group P.L.C., GDR...........................    181,292               335,390
     Globaltrans Investment P.L.C., GDR.................    191,912             1,855,789
*    Lenta, Ltd.........................................    563,341             2,019,578
*    Mechel PJSC, Sponsored ADR.........................     51,323               107,778
     Ros Agro P.L.C., GDR...............................     20,742               237,703
     Rostelecom PJSC, Sponsored ADR.....................     10,508                71,087
     TMK PJSC, GDR......................................     94,649               346,415
                                                                              -----------
TOTAL RUSSIA............................................                        4,973,740
                                                                              -----------
SINGAPORE -- (0.0%)
*    Pacc Offshore Services Holdings, Ltd...............    684,256                91,081
                                                                              -----------
SOUTH AFRICA -- (7.0%)
     Adcock Ingram Holdings, Ltd........................    713,262             3,290,632
*    Adcorp Holdings, Ltd...............................    903,638             1,383,005
     Advtech, Ltd.......................................  4,016,140             3,810,378
     AECI, Ltd..........................................  1,196,476             7,997,057
     African Oxygen, Ltd................................  1,006,967             1,544,030
*    African Phoenix Investments, Ltd...................  5,869,014               235,082
     African Rainbow Minerals, Ltd......................  1,208,962            14,401,024
     Afrimat, Ltd.......................................    260,432               555,638
     Alexander Forbes Group Holdings, Ltd...............  5,939,620             2,266,647
     Allied Electronics Corp., Ltd., Class A............    758,500             1,092,979
     Alviva Holdings, Ltd...............................  1,347,307             1,549,439
# *  ArcelorMittal South Africa, Ltd....................  1,929,062               411,197
*    Ascendis Health, Ltd...............................  1,529,922               474,190
     Assore, Ltd........................................    121,743             3,159,793
     Astral Foods, Ltd..................................    439,962             5,581,729
*    Aveng, Ltd......................................... 49,342,489                69,128
#    AVI, Ltd...........................................  3,729,371            23,968,792
     Barloworld, Ltd....................................  2,368,295            21,154,744
# *  Blue Label Telecoms, Ltd...........................  4,158,740             1,429,568
#    Brait SE...........................................  2,007,780             3,224,668
     Cashbuild, Ltd.....................................    204,294             3,752,905
     Caxton and CTP Publishers and Printers, Ltd........    323,754               181,760
     City Lodge Hotels, Ltd.............................    321,275             2,701,730
     Clicks Group, Ltd..................................  1,797,110            24,595,487
#    Clover Industries, Ltd.............................  1,360,664             2,175,438
     Coronation Fund Managers, Ltd......................  2,158,479             7,734,801
#    Curro Holdings, Ltd................................  1,016,595             1,895,385
*    DataTec, Ltd.......................................  3,639,577             8,335,542
#    Dis-Chem Pharmacies, Ltd...........................  1,548,491             2,921,741
     Distell Group Holdings, Ltd........................    342,310             3,278,493
     DRDGOLD, Ltd., Sponsored ADR.......................      9,400                17,954
#    DRDGOLD, Ltd.......................................  2,932,131               575,996
*    enX Group, Ltd.....................................    408,074               368,738
# *  EOH Holdings, Ltd..................................  1,103,441             1,576,995
# *  Famous Brands, Ltd.................................    699,154             4,110,088

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
SOUTH AFRICA -- (Continued)
#    Foschini Group, Ltd. (The).........................  1,192,037           $15,445,212
     Gold Fields, Ltd...................................  1,454,632             5,482,089
     Gold Fields, Ltd., Sponsored ADR...................  2,115,143             7,931,786
*    Grand Parade Investments, Ltd......................  3,013,383               663,308
#    Grindrod Shipping Holdings, Ltd....................    123,682               638,188
#    Grindrod, Ltd......................................  4,995,485             2,677,926
*    Harmony Gold Mining Co., Ltd.......................  2,530,985             4,336,324
# *  Harmony Gold Mining Co., Ltd., Sponsored ADR.......  2,381,883             4,144,476
     Hudaco Industries, Ltd.............................    278,331             2,598,033
     Hulamin, Ltd.......................................  1,369,904               416,520
# *  Impala Platinum Holdings, Ltd......................  5,690,288            22,884,594
     Imperial Logistics, Ltd............................    834,544             3,650,698
     Invicta Holdings, Ltd..............................    370,489               696,371
     Italtile, Ltd......................................    592,632               600,479
     JSE, Ltd...........................................    988,951             9,595,357
     KAP Industrial Holdings, Ltd....................... 12,902,730             6,647,139
     Lewis Group, Ltd...................................    952,725             2,089,001
     Liberty Holdings, Ltd..............................  1,315,243             9,521,542
     Life Healthcare Group Holdings, Ltd................  7,682,011            14,011,840
     Long4Life, Ltd.....................................  3,106,656             1,081,249
#    Massmart Holdings, Ltd.............................    990,941             6,535,757
     Merafe Resources, Ltd.............................. 11,617,602             1,110,144
     Metair Investments, Ltd............................  1,506,648             2,481,464
     MiX Telematics, Ltd................................     37,895                27,468
     MiX Telematics, Ltd., Sponsored ADR................     27,358               492,170
     MMI Holdings, Ltd..................................  8,391,793            10,493,231
     Motus Holdings Ltd.................................     64,097               398,583
     Mpact, Ltd.........................................  1,678,378             2,784,204
     Murray & Roberts Holdings, Ltd.....................  3,959,853             4,220,680
*    Nampak, Ltd........................................  6,133,432             4,498,888
*    Net 1 UEPS Technologies, Inc.......................        776                 2,428
     Netcare, Ltd.......................................  3,093,985             5,207,961
*    Northam Platinum, Ltd..............................  3,302,942            13,769,003
     Oceana Group, Ltd..................................    444,791             2,173,090
#    Omnia Holdings, Ltd................................    672,921             2,733,012
     Peregrine Holdings, Ltd............................  2,058,969             2,788,647
#    Pick n Pay Stores, Ltd.............................  4,055,742            19,691,131
     Pioneer Foods Group, Ltd...........................    910,160             5,481,491
# *  PPC, Ltd........................................... 14,995,052             5,225,688
     PSG Konsult, Ltd...................................    216,482               160,404
     Raubex Group, Ltd..................................  1,436,375             2,184,831
#    RCL Foods, Ltd.....................................    705,154               678,731
     Reunert, Ltd.......................................  1,727,540             9,367,657
#    Rhodes Food Group Pty, Ltd.........................    695,531               876,194
# *  Royal Bafokeng Platinum, Ltd.......................    865,373             2,049,660
     Santam, Ltd........................................    373,923             8,772,157
#    Sappi, Ltd.........................................    119,205               569,212
*    Sibanye Gold, Ltd..................................  9,077,270             8,546,053
     SPAR Group, Ltd. (The).............................  2,053,140            27,876,462
     Spur Corp., Ltd....................................    620,797               999,057
# *  Stadio Holdings, Ltd...............................    754,869               187,292
*    Sun International, Ltd.............................  1,310,213             5,019,642
*    Super Group, Ltd...................................  3,727,054             9,601,202
#    Telkom SA SOC, Ltd.................................  2,845,745            16,937,175
     Tongaat Hulett, Ltd................................  1,012,167             1,513,516
     Transaction Capital, Ltd...........................  1,797,546             2,403,031
     Trencor, Ltd.......................................  1,407,311             2,492,579
     Truworths International, Ltd.......................  4,396,568            23,311,535
     Tsogo Sun Holdings, Ltd............................  3,699,806             5,569,052

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
SOUTH AFRICA -- (Continued)
     Wilson Bayly Holmes-Ovcon, Ltd..................... 510,129          $  4,024,045
                                                                          ------------
TOTAL SOUTH AFRICA......................................                   500,189,432
                                                                          ------------
SOUTH KOREA -- (16.1%)
# *  3S Korea Co., Ltd.................................. 310,107               742,131
#    ABco Electronics Co., Ltd..........................  76,717               352,666
# *  Able C&C Co., Ltd..................................  86,451               974,472
#    ABOV Semiconductor Co., Ltd........................ 116,080               861,920
# *  Ace Technologies Corp.............................. 190,914             1,253,017
# *  Actoz Soft Co., Ltd................................  49,722               560,320
#    ADTechnology Co., Ltd..............................  63,869               821,054
# *  Advanced Cosmeceutical Technology Co., Ltd.........  97,584               374,247
# *  Advanced Digital Chips, Inc........................ 169,506               365,715
#    Advanced Nano Products Co., Ltd....................  68,114             1,020,766
#    Advanced Process Systems Corp......................  94,610             2,231,198
#    Aekyung Petrochemical Co., Ltd..................... 139,019             1,088,650
#    AfreecaTV Co., Ltd.................................  74,661             4,087,679
# *  Agabang&Company.................................... 236,156               746,265
#    Ahn-Gook Pharmaceutical Co., Ltd...................  58,793               665,299
     Ahnlab, Inc........................................  53,146             2,812,089
# *  AIBIT Co., Ltd..................................... 206,880               176,962
#    AJ Networks Co., Ltd...............................  97,100               508,992
*    AJ Rent A Car Co., Ltd.............................  96,956               931,079
# *  Ajin Industrial Co., Ltd........................... 102,112               229,484
     AJINEXTEK Co., Ltd.................................  31,359               278,764
     AK Holdings, Inc...................................  43,806             1,937,905
# *  Alticast Corp......................................  73,734               202,506
#    ALUKO Co., Ltd..................................... 348,822               805,862
# *  Aminologics Co., Ltd............................... 464,945               880,321
# *  Amotech Co., Ltd...................................  72,347             1,470,232
# *  Anam Electronics Co., Ltd.......................... 738,248             1,738,799
# *  Ananti, Inc........................................  61,770               765,673
#    Anapass, Inc.......................................  74,135             1,666,099
# *  Aprogen Healthcare & Games, Inc.................... 348,018               256,437
# *  Aprogen KIC, Inc................................... 115,172               376,435
# *  Aprogen pharmaceuticals, Inc....................... 432,802               977,437
# *  APS Holdings Corp.................................. 294,525             1,099,078
# *  Arion Technology, Inc.............................. 129,146                92,355
#    Asia Cement Co., Ltd...............................  15,324             1,331,694
     ASIA Holdings Co., Ltd.............................  10,018             1,102,730
#    Asia Paper Manufacturing Co., Ltd..................  44,435             1,622,901
*    Asiana Airlines, Inc............................... 934,787             5,297,953
#    Atec Co., Ltd......................................  15,058                97,800
# *  A-Tech Solution Co., Ltd...........................  36,321               287,496
#    Atinum Investment Co., Ltd......................... 291,863               619,520
#    AtlasBX Co., Ltd...................................     571                32,292
#    AUK Corp........................................... 214,954               508,138
#    Aurora World Corp..................................  45,949               435,250
#    Austem Co., Ltd.................................... 172,157               497,605
#    Autech Corp........................................ 116,207             1,144,612
#    Avaco Co., Ltd..................................... 105,551               628,042
#    Avatec Co., Ltd....................................   5,446                33,968
#    Baiksan Co., Ltd...................................  98,551               766,672
# *  Barun Electronics Co., Ltd......................... 545,499               146,397
# *  Barunson Entertainment & Arts Corp................. 180,998               287,909
#    Bcworld Pharm Co., Ltd.............................  43,184               836,817
#    BG T&A Co..........................................  46,993               104,235
     BGF Co., Ltd....................................... 161,314             1,138,223
# *  BH Co., Ltd........................................ 206,331             3,487,173

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
SOUTH KOREA -- (Continued)
# *  Binex Co., Ltd..................................... 224,974           $2,287,445
     Binggrae Co., Ltd..................................  54,405            3,435,162
# *  Biolog Device Co., Ltd............................. 126,061              224,024
*    BioSmart Co., Ltd.................................. 141,602              542,160
# *  Biotoxtech Co., Ltd................................  90,712              645,410
# *  Biovill Co., Ltd................................... 187,949              263,063
# *  BIT Computer Co., Ltd.............................. 120,643              553,987
#    Bixolon Co., Ltd...................................  91,886              488,829
# *  Bluecom Co., Ltd...................................  96,226              345,183
#    Boditech Med, Inc.................................. 120,959            1,140,989
# *  Bohae Brewery Co., Ltd............................. 576,129              679,474
#    BoKwang Industry Co., Ltd.......................... 108,320              429,947
#    Bolak Co., Ltd..................................... 340,652              711,745
     Bookook Securities Co., Ltd........................  14,493              265,629
# *  Boryung Medience Co., Ltd..........................  53,361              478,485
#    Boryung Pharmaceutical Co., Ltd.................... 260,596            2,917,018
# *  Bosung Power Technology Co., Ltd................... 453,255              969,397
# *  Brain Contents Co., Ltd............................ 844,733              869,023
# *  Bubang Co., Ltd.................................... 213,403              533,103
#    Bukwang Pharmaceutical Co., Ltd.................... 219,024            3,446,574
#    Busan City Gas Co., Ltd............................   6,019              199,948
#    BYC Co., Ltd.......................................   1,007              222,225
# *  BYON Co., Ltd...................................... 424,660              561,433
#    Byucksan Corp...................................... 357,349              854,476
# *  CammSys Corp....................................... 328,112              570,449
     Capro Corp......................................... 300,601            1,184,007
     Caregen Co., Ltd...................................  27,611            1,808,194
     Castec Korea Co., Ltd..............................   7,540               23,201
#    Cell Biotech Co., Ltd..............................  49,353            1,277,287
#    Changhae Ethanol Co., Ltd..........................  51,364              572,538
# *  Charm Engineering Co., Ltd......................... 307,521              420,597
# *  Chemtronics Co., Ltd...............................  71,610              647,280
# *  Chemtros Co., Ltd.................................. 103,775              328,448
#    Cheryong Electric Co., Ltd.........................  96,558              574,626
#    Cheryong Industrial Co. Ltd/new....................  59,347              342,223
# *  ChinHung International, Inc........................ 234,602              383,529
     Chinyang Holdings Corp............................. 167,246              364,888
# *  Choa Pharmaceutical Co............................. 207,782              819,883
# *  Chokwang Leather Co., Ltd..........................     607               19,793
#    Chokwang Paint, Ltd................................  44,694              269,086
     Chong Kun Dang Pharmaceutical Corp.................  59,297            5,179,921
#    Chongkundang Holdings Corp.........................  27,397            1,790,092
#    Choong Ang Vaccine Laboratory......................  74,822            1,355,881
# *  Chorokbaem Media Co., Ltd.......................... 344,008              485,069
     Chosun Refractories Co., Ltd.......................   6,812              502,324
#    Chungdahm Learning, Inc............................  44,088              809,191
     CJ CGV Co., Ltd.................................... 116,011            4,271,312
#    CJ Freshway Corp...................................  48,097            1,252,411
     CJ Hello Co., Ltd.................................. 217,479            1,611,268
# *  CJ Seafood Corp.................................... 186,914              469,281
#    CKD Bio Corp.......................................  31,884              671,945
#    Clean & Science Co., Ltd...........................  40,549              834,976
# *  CLIO Cosmetics Co., Ltd............................  33,489              598,865
# *  CMG Pharmaceutical Co., Ltd........................ 543,337            2,314,152
# *  Codes Combine Co., Ltd.............................  76,049              190,915
# *  CODI-M Co., Ltd.................................... 997,941              667,792
     Com2uSCorp.........................................  21,659            1,851,891
#    Commax Co., Ltd....................................  70,961              268,651
# *  Coreana Cosmetics Co., Ltd......................... 215,426              913,199

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
SOUTH KOREA -- (Continued)
#    Cosmax BTI, Inc....................................  38,714           $  763,431
#    COSMAX NBT Inc..................................... 101,444            1,156,158
     Cosmax, Inc........................................  65,540            7,786,421
#    Cosmecca Korea Co., Ltd............................  43,311              858,745
# *  CosmoAM&T Co., Ltd................................. 104,108            1,258,322
# *  Cosmochemical Co., Ltd.............................  87,632            1,023,551
*    COSON Co., Ltd..................................... 131,806            1,060,154
#    COWELL FASHION Co., Ltd............................ 234,384            1,504,384
# *  Creative & Innovative System....................... 281,148              572,764
#    Crown Confectionery Co., Ltd.......................  39,940              343,437
#    CROWNHAITAI Holdings Co., Ltd......................  61,249              625,640
# *  CrucialTec Co., Ltd................................ 543,909              558,456
#    CS Wind Corp.......................................  46,867            1,528,026
# *  CTC BIO, Inc....................................... 156,314            1,119,952
# *  CTGen Co., Ltd..................................... 190,033              447,087
#    Cuckoo Holdings Co., Ltd...........................   9,015            1,122,941
#    Cuckoo Homesys Co., Ltd............................   6,957            1,277,450
*    Curexo, Inc........................................   4,005               23,466
# *  Curo Co., Ltd...................................... 759,802              588,094
*    CUROCOM Co., Ltd................................... 323,268              357,553
# *  Curoholdings Co., Ltd.............................. 423,171              229,453
#    Cymechs, Inc.......................................  44,360              429,208
#    D.I Corp........................................... 217,218              868,633
# *  DA Technology Co., Ltd............................. 302,573              948,379
#    Dae Dong Industrial Co., Ltd....................... 106,425              537,849
     Dae Han Flour Mills Co., Ltd.......................   7,679            1,359,336
     Dae Hwa Pharmaceutical Co., Ltd.................... 103,801            1,750,719
#    Dae Hyun Co., Ltd.................................. 229,329              521,136
# *  Dae Won Chemical Co., Ltd.......................... 273,923              412,769
#    Dae Won Kang Up Co., Ltd........................... 161,566              708,065
# *  Dae Young Packaging Co., Ltd....................... 599,323              648,849
#    Daea TI Co., Ltd................................... 552,451            2,871,329
#    Daebongls Co., Ltd.................................  61,042              459,973
#    Daechang Co., Ltd.................................. 314,932              298,386
     Daechang Forging Co., Ltd..........................   8,880              312,280
     Daeduck Electronics Co............................. 536,529            4,870,742
     Daegu Department Store.............................  31,479              191,198
# *  Daehan New Pharm Co., Ltd..........................  82,189              792,994
#    Daehan Steel Co., Ltd.............................. 119,261              665,025
#    Dae-Il Corp........................................ 106,529              576,136
# *  Daejoo Electronic Materials Co., Ltd...............  81,087            1,129,790
     Daekyo Co., Ltd.................................... 239,025            1,263,474
#    Daelim B&Co Co., Ltd...............................  95,813              418,406
*    Daelim C&S Co., Ltd................................   7,531               70,994
# *  Daemyung Corp. Co., Ltd............................ 523,723              945,582
#    Daeryuk Can Co., Ltd............................... 104,537              523,636
     Daesang Corp....................................... 224,742            5,111,930
#    Daesang Holdings Co., Ltd.......................... 140,590              985,773
#    Daesung Energy Co., Ltd............................  65,638              315,024
#    Daesung Holdings Co., Ltd..........................  26,734              183,029
# *  Daesung Industrial Co., Ltd........................  80,183              374,910
*    Daesung Private Equity, Inc........................  59,602              101,205
# *  Daewon Cable Co., Ltd.............................. 428,874              514,551
#    Daewon Media Co., Ltd..............................  71,993              563,145
#    Daewon Pharmaceutical Co., Ltd..................... 121,264            1,833,711
#    Daewon San Up Co., Ltd............................. 104,480              608,198
# *  Daewoo Electronic Components Co., Ltd.............. 278,267              584,224
     Daewoong Co., Ltd.................................. 210,183            3,899,611
*    Dahaam E-Tec Co., Ltd..............................   2,100               48,988

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Daihan Pharmaceutical Co., Ltd.....................    37,901           $1,319,691
     Daishin Securities Co., Ltd........................   297,668            3,253,065
*    Daiyang Metal Co., Ltd.............................     2,014               12,886
# *  Danal Co., Ltd.....................................   414,148            1,192,297
#    Danawa Co., Ltd....................................    59,033            1,169,376
#    Daou Data Corp.....................................   158,191            1,308,361
#    Daou Technology, Inc...............................   271,350            5,150,907
# *  Dasan Networks, Inc................................   138,800              877,015
#    Dawonsys Co., Ltd..................................   167,481            2,371,365
# *  DAYLI BlockChian Co., Ltd..........................    47,181               62,488
# *  Dayou Automotive Seat Technology Co., Ltd..........   461,278              469,477
# *  Dayou Plus Co., Ltd................................   443,110              364,264
     DB Financial Investment Co., Ltd...................   272,775            1,195,058
     DB HiTek Co., Ltd..................................   293,840            4,026,846
*    DB, Inc............................................   904,150              674,557
#    DCM Corp...........................................    42,882              429,456
     Dentium Co., Ltd...................................    35,983            2,202,017
# *  Deutsch Motors, Inc................................   186,431            1,251,624
#    Development Advance Solution Co., Ltd..............    66,494              410,165
#    DHP Korea Co., Ltd.................................    94,291              808,298
     Digital Chosun Co., Ltd............................   208,832              358,496
#    Digital Daesung Co., Ltd...........................    69,556              592,222
*    Digital Optics Co., Ltd............................    63,634               41,213
#    Digital Power Communications Co., Ltd..............   270,969            1,414,580
*    DIO Corp...........................................   104,542            3,533,331
# *  Diostech Co., Ltd..................................   550,695              369,740
#    Display Tech Co., Ltd..............................    52,616              182,813
#    DMS Co., Ltd.......................................   164,147              796,609
#    DNF Co., Ltd.......................................    71,182              519,273
     Dohwa Engineering Co., Ltd.........................    57,285              473,077
#    Dong A Eltek Co., Ltd..............................    73,971              566,276
#    Dong Ah Tire & Rubber Co., Ltd.....................    44,790              502,325
     Dong-A Socio Holdings Co., Ltd.....................    20,129            1,862,830
     Dong-A ST Co., Ltd.................................    51,439            4,495,525
#    Dong-Ah Geological Engineering Co., Ltd............    76,065            1,188,071
#    Dongbang Transport Logistics Co., Ltd..............    25,627               46,795
#    Dongbu Corp........................................    68,458              483,923
     Dong-Il Corp.......................................     6,992              597,970
     Dongil Industries Co., Ltd.........................    11,521              608,404
     Dongjin Semichem Co., Ltd..........................   274,360            2,650,639
     DongKook Pharmaceutical Co., Ltd...................    44,129            2,178,445
#    Dongkuk Industries Co., Ltd........................   312,436              760,321
*    Dongkuk Steel Mill Co., Ltd........................   519,614            3,364,813
#    Dongkuk Structures & Construction Co., Ltd.........   277,208              660,547
#    Dongsung Chemical Co., Ltd.........................    16,310              213,089
#    DONGSUNG Corp......................................   228,930            1,105,021
# *  Dongsung Finetec Co., Ltd..........................   148,186            1,209,842
#    Dongwha Enterprise Co., Ltd........................    42,331              661,693
     Dongwha Pharm Co., Ltd.............................   200,939            1,684,230
     Dongwon Development Co., Ltd.......................   511,595            2,082,419
     Dongwon F&B Co., Ltd...............................    12,562            2,660,159
     Dongwon Industries Co., Ltd........................    12,554            2,872,150
#    Dongwon Systems Corp...............................    30,549              930,311
#    Dongwoo Farm To Table Co., Ltd.....................    75,970              281,857
#    Dongwoon Anatech Co., Ltd..........................    29,658              167,228
     Dongyang E&P, Inc..................................    39,994              344,199
# *  Dongyang Steel Pipe Co., Ltd....................... 1,013,637            1,137,130
# *  Doosan Heavy Industries & Construction Co., Ltd....   413,437            2,477,869
     DoubleUGames Co., Ltd..............................    76,013            4,913,082

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Douzone Bizon Co., Ltd.............................   135,489           $6,637,960
     DRB Holding Co., Ltd...............................    66,135              365,156
# *  Dream Security Co., Ltd............................   136,849              435,810
*    Dreamus Co.........................................    87,597              634,820
# *  DRTECH Corp........................................   152,670              227,197
#    DSR Wire Corp......................................    63,527              280,018
# *  DT&C Co., Ltd......................................     3,240               32,188
#    DTR Automotive Corp................................    32,595              974,236
# *  Duk San Neolux Co., Ltd............................   100,090            1,476,495
     Duksung Co., Ltd...................................    75,560              202,599
     DY Corp............................................   146,891              732,174
     DY POWER Corp......................................    60,459              816,962
     e Tec E&C, Ltd.....................................    13,399            1,270,442
#    E1 Corp............................................    32,658            1,797,901
     Eagon Holdings Co., Ltd............................   298,627              797,261
     Eagon Industrial, Ltd..............................    20,500              181,668
     Easy Bio, Inc......................................   402,526            2,787,803
# *  EcoBio Holdings Co., Ltd...........................    60,798              401,756
# *  Ecopro Co., Ltd....................................   158,695            3,702,282
#    e-Credible Co., Ltd................................    28,154              451,881
#    Eehwa Construction Co., Ltd........................   100,999              517,715
# *  EG Corp............................................    38,302              354,800
# *  Ehwa Technologies Information Co., Ltd............. 3,915,868              803,480
#    Elcomtec Co., Ltd..................................   261,529              371,517
# *  Elentec Co., Ltd...................................   112,258              414,247
#    e-LITECOM Co., Ltd.................................    36,695              217,063
# *  ELK Corp...........................................   192,381              129,610
# *  EMKOREA Co., Ltd...................................   236,062            1,440,062
#    EM-Tech Co., Ltd...................................   106,420            1,534,514
# *  EMW Co., Ltd.......................................   204,411              182,424
# *  Enerzent Co., Ltd..................................   224,980              324,916
#    Enex Co., Ltd......................................   312,464              427,159
#    ENF Technology Co., Ltd............................    84,532            1,376,237
     Eo Technics Co., Ltd...............................    69,018            4,198,433
*    Esmo Corp..........................................    74,633              377,776
#    Estechpharma Co., Ltd..............................    86,130              658,967
# *  ESTsoft Corp.......................................    31,344              231,794
# *  ESV, Inc...........................................    46,918               14,354
# *  E-TRON Co., Ltd.................................... 1,491,477              224,710
#    Eugene Corp........................................   453,657            2,397,279
     Eugene Investment & Securities Co., Ltd............   588,034            1,380,788
#    Eugene Technology Co., Ltd.........................   128,700            1,536,932
*    Eusu Holdings Co., Ltd.............................   119,655              906,530
#    EVERDIGM Corp......................................    87,678              450,909
# *  E-World............................................    84,101              174,178
# *  EXA E&C, Inc.......................................    69,546               88,300
# *  Exem Co., Ltd......................................   152,435              454,448
#    Ezwelfare Co., Ltd.................................    43,872              363,552
#    F&F Co., Ltd.......................................    61,898            4,318,440
#    Farmsco............................................   155,877            1,160,120
# *  FarmStory Co., Ltd.................................   524,996              681,823
# *  Feelingk Co., Ltd..................................   315,573              526,882
# *  Feelux Co., Ltd....................................   283,759            2,137,910
     Fila Korea, Ltd....................................    72,536            5,129,861
#    Fine DNC Co., Ltd..................................   103,000              196,074
#    Fine Semitech Corp.................................    16,149              109,296
# *  Fine Technix Co., Ltd..............................   216,885              328,295
# *  Firstec Co., Ltd...................................   209,199              488,172
# *  FN Republic Co., Ltd...............................   328,447              500,479

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
SOUTH KOREA -- (Continued)
*    FNC Entertainment Co., Ltd.........................   3,147           $   24,170
# *  Foosung Co., Ltd................................... 431,979            2,970,851
# *  Fourth-Link, Inc...................................  52,309               65,378
#    Fursys, Inc........................................  16,042              504,153
#    Gabia, Inc.........................................  61,787              472,374
#    Galaxia Communications Co., Ltd.................... 102,339              313,166
*    Gamevil, Inc.......................................  45,326            1,845,341
#    Gaon Cable Co., Ltd................................  23,823              377,496
# *  Genic Co., Ltd.....................................  42,514              343,599
# *  Genie Music Corp................................... 275,927            1,069,943
#    Geumhwa PSC Co., Ltd...............................   6,842              203,284
# *  Gigalane Co., Ltd.................................. 267,290              559,024
*    Globon Co., Ltd....................................  19,418               48,242
#    GMB Korea Corp.....................................  79,071              526,850
# *  GMP Co., Ltd.......................................  59,009              421,286
#    GnCenergy Co., Ltd.................................  26,859              109,187
# *  GNCO Co., Ltd...................................... 682,448              963,773
     GOLFZON Co., Ltd...................................  26,580              994,976
#    Golfzon Newdin Holdings Co., Ltd................... 210,823              670,432
# *  Good People Co., Ltd............................... 190,533              666,896
     Grand Korea Leisure Co., Ltd.......................  23,405              466,314
     Green Cross Cell Corp..............................  51,854            2,094,332
     Green Cross Holdings Corp..........................  54,464            1,136,869
     GS Global Corp..................................... 401,208              913,899
     GS Home Shopping, Inc..............................  28,185            4,134,777
# *  G-SMATT GLOBAL Co., Ltd............................ 535,408              615,022
     Gwangju Shinsegae Co., Ltd.........................   3,808              644,701
# *  GY Commerce Co., Ltd............................... 149,142              107,725
     Haatz, Inc.........................................  24,715              169,088
#    Hae In Corp........................................  49,750              209,644
     HAESUNG DS Co., Ltd................................  80,685            1,078,979
#    Haesung Industrial Co., Ltd........................  24,140              233,627
#    Haimarrow Food Service Co., Ltd.................... 166,776              376,710
     Haitai Confectionery & Foods Co., Ltd..............  64,176              561,007
# *  Halla Corp......................................... 161,986              563,985
#    Halla Holdings Corp................................  85,442            3,240,277
# *  Han Chang Corp.....................................  60,815              180,025
#    Han Kuk Carbon Co., Ltd............................ 261,268            1,895,547
#    Hana Micron, Inc................................... 153,881              700,553
#    Hana Tour Service, Inc.............................  93,489            5,152,217
#    Hancom MDS, Inc....................................  52,411              697,940
     Hancom, Inc........................................ 147,765            1,671,810
#    Handok, Inc........................................  56,096            1,495,826
     Handsome Co., Ltd.................................. 143,494            5,263,578
#    Hanil Cement Co., Ltd..............................  15,772            1,983,403
#    Hanil Holdings Co., Ltd............................  12,939              631,795
#    Hanil Hyundai Cement Co., Ltd......................  22,245              734,877
# *  Hanil Vacuum Co., Ltd.............................. 342,141              411,657
# *  Hanjin Heavy Industries & Construction Co., Ltd.... 678,185              955,027
# *  Hanjin Heavy Industries & Construction Holdings
       Co., Ltd.........................................  83,704              263,028
     Hanjin Kal Corp.................................... 103,090            3,267,943
#    Hanjin Transportation Co., Ltd.....................  79,636            2,881,522
# *  Hankook Cosmetics Co., Ltd.........................  77,549              808,697
#    Hankook Cosmetics Manufacturing Co., Ltd...........  15,453              475,464
     Hankook Shell Oil Co., Ltd.........................   5,623            1,551,485
*    Hankook Technology, Inc............................  79,500               77,162
     Hankuk Paper Manufacturing Co., Ltd................  24,759              397,797
# *  Hankuk Steel Wire Co., Ltd.........................  58,735              144,515
#    Hanla IMS Co., Ltd.................................  41,360              279,628

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
#    Hanmi Semiconductor Co., Ltd.......................   230,587           $1,828,039
#    HanmiGlobal Co., Ltd...............................    65,410              613,006
#    Hans Biomed Corp...................................    62,852            1,505,252
     Hansae Co., Ltd....................................   183,802            4,559,551
#    Hansae MK Co., Ltd.................................    42,409              256,661
     Hansae Yes24 Holdings Co., Ltd.....................    98,521              814,602
#    Hanshin Construction...............................    62,759              980,532
#    Hanshin Machinery Co...............................   232,826              464,894
     Hansol Chemical Co., Ltd...........................    76,789            5,628,304
*    Hansol Holdings Co., Ltd...........................   375,272            1,499,847
#    Hansol HomeDeco Co., Ltd...........................   664,337              835,597
     Hansol Paper Co., Ltd..............................   150,155            1,922,087
# *  Hansol Technics Co., Ltd...........................   161,112              864,408
#    Hanwha Galleria Timeworld Co., Ltd.................    14,252              372,219
     Hanwha General Insurance Co., Ltd..................   473,064            2,036,670
*    Hanwha Investment & Securities Co., Ltd............ 1,037,750            2,098,469
#    Hanyang Eng Co., Ltd...............................    82,288            1,104,204
     Hanyang Securities Co., Ltd........................    41,592              254,512
# *  Harim Co., Ltd.....................................   397,741            1,194,373
     Harim Holdings Co., Ltd............................   165,143            1,899,005
#    HB Technology Co., Ltd.............................   465,974            1,311,041
     HDC Holdings Co., Ltd..............................   203,276            2,997,502
     HDC Hyundai Engineering Plastics Co., Ltd..........   155,480              742,257
#    HDC I-Controls Co., Ltd............................    43,044              419,933
# *  Heung-A Shipping Co., Ltd.......................... 1,444,950              434,521
# *  Heungkuk Fire & Marine Insurance Co., Ltd..........   316,902            1,332,273
#    High Tech Pharm Co., Ltd...........................    28,011              329,994
*    Hisem Co., Ltd.....................................    59,394              384,561
     Hite Jinro Co., Ltd................................   188,573            3,278,872
     Hitejinro Holdings Co., Ltd........................    68,617              539,757
#    HizeAero Co., Ltd..................................     9,927               49,980
     HJ Magnolia Yongpyong Hotel & Resort Corp..........   150,446              919,827
# *  HLB POWER Co., Ltd.................................   266,189              247,424
# *  Home Center Holdings Co., Ltd......................   534,946              645,885
# *  Homecast Co., Ltd..................................   247,449            1,221,705
     HS Industries Co., Ltd.............................   354,175            3,230,333
#    HS R&A Co., Ltd....................................   262,709              501,053
*    HSD Engine Co., Ltd................................   177,715              605,733
# *  Huayi Brothers Korea Co., Ltd......................    77,945              225,063
     Huchems Fine Chemical Corp.........................   211,043            3,955,982
*    Humax Co., Ltd.....................................   139,852              826,110
#    Humedix Co., Ltd...................................    51,302            1,189,206
*    Huneed Technologies................................    87,618              700,225
     Huons Co., Ltd.....................................    51,240            2,824,701
     Huons Global Co., Ltd..............................    52,150            1,835,557
#    Husteel Co., Ltd...................................    20,207              210,003
#    Huvis Corp.........................................   124,216              862,729
#    Huvitz Co., Ltd....................................    89,652              779,403
     Hwa Shin Co., Ltd..................................   153,608              463,584
     Hwacheon Machine Tool Co., Ltd.....................     6,481              237,813
#    Hwail Pharm Co., Ltd...............................    76,780              483,302
# *  Hwajin Co., Ltd....................................   195,001              191,554
     Hwangkum Steel & Technology Co., Ltd...............    78,961              597,953
#    HWASEUNG ENTERPRISE CO LTD.........................    30,488              354,109
     HwaSung Industrial Co., Ltd........................    80,662            1,033,073
     Hy-Lok Corp........................................    78,186            1,319,602
# *  Hyosung ONB Co., Ltd...............................    15,415              118,764
#    HyosungITX Co., Ltd................................    27,938              267,724
# *  Hyulim ROBOT Co., Ltd..............................   547,191              605,265

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
# *  Hyundai Bioscience Co Ltd..........................   290,847           $4,146,552
#    Hyundai BNG Steel Co., Ltd.........................    89,537              786,860
#    Hyundai Construction Equipment Co., Ltd............    88,920            3,735,586
#    Hyundai Corp Holdings, Inc.........................    54,532              665,711
#    Hyundai Corp.......................................    68,663            1,375,942
*    Hyundai Electric & Energy System Co., Ltd..........    29,039              587,989
     Hyundai Greenfood Co., Ltd.........................   324,682            3,879,456
     Hyundai Home Shopping Network Corp.................    42,667            3,655,135
     Hyundai Hy Communications & Networks Co., Ltd......   332,548            1,204,835
*    Hyundai Information Technology Co., Ltd............    49,162               87,757
#    Hyundai Livart Furniture Co., Ltd..................   114,716            2,056,124
# *  Hyundai Merchant Marine Co., Ltd................... 1,278,971            4,407,557
#    Hyundai Motor Securities Co., Ltd..................   153,422            1,338,475
#    Hyundai Pharmaceutical Co., Ltd....................   201,448              853,812
#    Hyundai Telecommunication Co., Ltd.................    26,501              231,928
#    Hyundai Wia Corp...................................   119,394            5,108,358
#    HyVision System, Inc...............................    99,434              954,427
# *  I&C Technology Co., Ltd............................    56,987              265,009
#    i3system, Inc......................................    41,083              805,954
# *  iA, Inc............................................   217,993              644,751
#    ICD Co., Ltd.......................................   112,631              979,107
*    ICK Co., Ltd.......................................    72,662              129,826
# *  i-Components Co., Ltd..............................    35,217              186,344
     IDIS Holdings Co., Ltd.............................     1,320               17,560
#    IHQ, Inc...........................................   535,723            1,055,105
#    Il Dong Pharmaceutical Co., Ltd....................    73,715            1,410,184
#    IlDong Holdings Co., Ltd...........................    34,859              385,596
#    Iljin Diamond Co., Ltd.............................    41,385            1,160,611
#    Iljin Display Co., Ltd.............................   147,030              673,089
# *  Iljin Electric Co., Ltd............................   143,914              436,199
#    Iljin Holdings Co., Ltd............................   198,059              671,693
#    Ilshin Spinning Co., Ltd...........................    11,832            1,048,914
# *  Ilshin Stone Co., Ltd..............................   420,824              861,223
#    ilShinbiobase Co., Ltd.............................   281,686              524,210
#    Ilsung Pharmaceuticals Co., Ltd....................     4,076              323,085
*    Ilyang Pharmaceutical Co., Ltd.....................    89,656            2,154,925
# *  IM Co., Ltd........................................   267,965              318,980
     iMarketKorea, Inc..................................   167,002            1,392,568
# *  In the F Co., Ltd..................................    76,193              138,705
     InBody Co., Ltd....................................    92,069            1,746,918
# *  INCON Co., Ltd.....................................   204,515              210,091
# *  Incross Co., Ltd...................................    26,724              599,826
# *  Infinitt Healthcare Co., Ltd.......................   127,161              756,464
     InfoBank Corp......................................     4,325               31,263
# *  Infraware, Inc.....................................   177,642              189,343
#    INITECH Co., Ltd...................................    67,933              353,299
# *  InkTec Co., Ltd....................................    10,746               35,819
     Innocean Worldwide, Inc............................    58,969            3,595,309
# *  InnoWireless, Inc..................................    39,934              867,312
*    Innox Advanced Materials Co., Ltd..................    47,394            2,142,998
*    Inscobee, Inc......................................   569,376            2,065,300
# *  Insun ENT Co., Ltd.................................   266,481            2,231,823
# *  Insung Information Co., Ltd........................    84,518              250,485
#    Intelligent Digital Integrated Security Co., Ltd...    44,742              922,610
# *  Interflex Co., Ltd.................................    80,840              998,784
*    Intergis Co., Ltd..................................    11,220               23,647
#    Interojo Co., Ltd..................................    66,673            1,519,315
#    Interpark Corp.....................................   103,871              502,852
#    Interpark Holdings Corp............................   369,455              785,604

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     INTOPS Co., Ltd....................................   116,641           $1,632,904
#    INVENIA Co., Ltd...................................   107,804              335,598
#    Inzi Controls Co., Ltd.............................    69,983              430,107
     INZI Display Co., Ltd..............................    32,254               54,948
# *  Iones Co., Ltd.....................................    75,333              493,379
     IS Dongseo Co., Ltd................................   129,017            4,016,696
#    ISC Co., Ltd.......................................    75,550              746,591
#    i-SENS, Inc........................................    95,050            1,995,862
     ISU Chemical Co., Ltd..............................    92,426              800,244
#    IsuPetasys Co., Ltd................................   234,729            1,114,034
#    It's Hanbul Co., Ltd...............................    70,613            1,833,318
#    J.ESTINA Co., Ltd..................................    98,913              479,489
#    Jahwa Electronics Co., Ltd.........................    92,216            1,029,593
#    JASTECH, Ltd.......................................    66,749              641,137
# *  Jayjun Cosmetic Co., Ltd...........................   181,470            1,301,149
     JB Financial Group Co., Ltd........................ 1,588,145            7,738,677
#    JC Hyun System, Inc................................    96,331              475,913
*    Jcontentree Corp...................................   369,237            1,785,565
#    Jeil Pharma Holdings, Inc..........................    16,398              351,789
     Jeil Pharmaceutical Co., Ltd.......................     5,220              190,739
     Jeju Air Co., Ltd..................................    63,504            2,223,278
# *  Jeju Semiconductor Corp............................   154,448              569,211
# *  Jeongsan Aikang Co., Ltd...........................   237,589              431,581
#    Jinro Distillers Co., Ltd..........................    16,024              410,417
#    Jinsung T.E.C......................................   101,741              780,779
#    JLS Co., Ltd.......................................    62,953              392,517
# *  JNK Heaters Co., Ltd...............................    52,520              271,708
*    JoyCity Corp.......................................    12,749              103,600
#    JS Corp............................................    37,413              523,218
     Jusung Engineering Co., Ltd........................   325,414            2,285,715
#    JVM Co., Ltd.......................................    29,789              959,724
#    JW Holdings Corp...................................   287,332            1,637,927
#    JW Life Science Corp...............................    63,353            1,317,141
     JW Pharmaceutical Corp.............................   104,371            3,283,523
     JYP Entertainment Corp.............................   211,588            5,408,689
# *  Kanglim Co., Ltd...................................   240,269              562,076
#    Kangnam Jevisco Co., Ltd...........................    29,806              692,480
#    KAON Media Co., Ltd................................   111,714              975,051
*    KB Metal Co., Ltd..................................     4,711                8,032
*    KBI Dongkook Industrial Co., Ltd...................   147,284              115,689
     KC Co., Ltd........................................    73,125            1,018,596
#    KC Cottrell Co., Ltd...............................    77,372              603,383
#    KC Green Holdings Co., Ltd.........................   118,684              596,804
     KC Tech Co., Ltd...................................    74,585            1,269,754
#    KCC Engineering & Construction Co., Ltd............    62,491              394,172
     KCI, Ltd...........................................    33,797              362,134
     KCTC...............................................    13,113               38,443
*    KD Construction Co., Ltd...........................   147,361               12,489
# *  KEC Corp...........................................   714,549              782,276
#    KEPCO Engineering & Construction Co., Inc..........   111,799            2,183,110
#    Keyang Electric Machinery Co., Ltd.................   205,292              682,731
# *  KEYEAST Co., Ltd...................................   466,462            1,474,314
#    KG Chemical Corp...................................    70,812              873,744
#    KG Eco Technology Service Co., Ltd.................   314,871            1,074,985
     Kginicis Co., Ltd..................................   136,223            1,669,679
#    KGMobilians Co., Ltd...............................   134,426              830,815
# *  KH Vatec Co., Ltd..................................   120,737              863,598
     KINX, Inc..........................................    18,867              508,763
     KISCO Corp.........................................   194,863            1,001,253

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
#    KISCO Holdings Co., Ltd............................    55,977           $  650,744
#    Kishin Corp........................................    49,420              169,407
     KISWIRE, Ltd.......................................    57,254            1,257,608
# *  Kiwi Media Group Co., Ltd.......................... 1,683,238              431,366
# *  KleanNara Co., Ltd.................................   141,308              340,315
#    KL-Net Corp........................................   122,853              311,470
     KM Corp............................................    32,246              241,931
     KMH Co., Ltd.......................................   123,798              813,156
# *  KMH Hitech Co., Ltd................................   121,868              117,497
#    Kocom Co., Ltd.....................................    59,560              411,167
# *  Kodaco Co., Ltd....................................   278,877              524,021
     Koentec Co., Ltd...................................   161,790            1,574,458
#    Koh Young Technology, Inc..........................    87,881            7,275,214
     Kolmar BNH Co., Ltd................................   101,108            2,506,154
#    Kolmar Korea Holdings Co., Ltd.....................    81,272            2,527,110
#    Kolon Corp.........................................    57,338            1,340,606
# *  Kolon Fashion Material, Inc........................    98,755              206,765
     Kolon Global Corp..................................    44,535              467,282
# *  Kolon Life Science, Inc............................    60,941            2,193,482
#    Kolon Plastic, Inc.................................   120,233              612,566
#    Komelon Corp.......................................    37,331              259,418
#    KoMiCo, Ltd........................................    34,202              802,882
# *  KONA I Co., Ltd....................................   104,008            1,083,269
#    Kook Soon Dang Brewery Co., Ltd....................   102,707              390,508
#    Kopla Co., Ltd.....................................   112,709              336,505
#    Korea Alcohol Industrial Co., Ltd..................   115,298              877,708
#    Korea Asset In Trust Co., Ltd......................   310,278            1,127,173
#    Korea Autoglass Corp...............................    70,686            1,211,082
#    Korea Cast Iron Pipe Industries Co., Ltd...........    73,524              642,324
# *  Korea Circuit Co., Ltd.............................    93,570              485,892
*    Korea District Heating Corp........................    26,322            1,297,106
     Korea Electric Terminal Co., Ltd...................    50,403            2,507,252
#    Korea Electronic Certification Authority, Inc......   139,013              583,552
#    Korea Electronic Power Industrial Development Co.,
       Ltd..............................................    71,059              220,665
     Korea Export Packaging Industrial Co., Ltd.........     5,621              109,985
# *  Korea Flange Co., Ltd..............................    97,231              146,373
#    Korea Fuel-Tech Corp...............................    46,115              122,498
#    Korea Industrial Co., Ltd..........................    88,039              183,592
# *  Korea Information & Communications Co., Ltd........   117,495              915,796
#    Korea Information Certificate Authority, Inc.......   150,707              557,165
*    Korea Line Corp....................................   124,843            2,561,834
# *  Korea Materials & Analysis Corp....................    41,315              489,024
     Korea Petrochemical Ind Co., Ltd...................    29,031            3,737,282
     Korea Real Estate Investment & Trust Co., Ltd...... 1,069,123            2,383,052
#    Korea United Pharm, Inc............................    88,713            1,998,619
     Korean Reinsurance Co..............................   571,040            4,458,635
     Kortek Corp........................................    89,452            1,171,877
*    Kossen Co., Ltd....................................    62,368              118,167
# *  KPM Tech Co., Ltd..................................   113,288              124,569
#    KPX Chemical Co., Ltd..............................    17,179              831,789
# *  KSIGN Co., Ltd.....................................   353,784              518,853
#    KSS LINE, Ltd......................................   114,094              707,629
*    KT Hitel Co., Ltd..................................   110,032              455,604
     KT Skylife Co., Ltd................................   191,759            1,937,376
#    KT Submarine Co., Ltd..............................   129,898              414,568
# *  KTB Investment & Securities Co., Ltd...............   426,943            1,159,490
#    KTCS Corp..........................................   270,563              556,177
     Ktis Corp..........................................   212,059              468,418
# *  Kuk Young G&M......................................   186,943              222,904

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
SOUTH KOREA -- (Continued)
#    Kukbo Design Co., Ltd..............................  30,951           $  430,359
#    Kukdo Chemical Co., Ltd............................  30,388            1,202,638
#    Kukdong Oil & Chemicals Co., Ltd...................  89,179              288,388
# *  Kuk-il Paper Manufacturing Co., Ltd................ 729,098            1,386,607
#    Kum Yang Co., Ltd..................................  95,714              198,156
#    Kumho Industrial Co., Ltd.......................... 209,790            2,578,406
# *  Kumho Tire Co., Inc................................ 628,346            2,432,550
#    Kumkang Kind Co., Ltd..............................  21,211              442,142
#    Kwang Dong Pharmaceutical Co., Ltd................. 317,899            2,004,394
# *  Kwang Myung Electric Co., Ltd...................... 345,066              730,848
#    Kyeryong Construction Industrial Co., Ltd..........  32,916              710,534
     Kyobo Securities Co., Ltd.......................... 183,392            1,632,746
     Kyongbo Pharmaceutical Co., Ltd....................  95,168              835,582
#    Kyung Dong Navien Co., Ltd.........................  51,000            2,265,489
# *  Kyung Nam Pharm Co., Ltd...........................  62,169              171,635
#    Kyung Nong Corp....................................  35,483              443,423
#    Kyungbang Co., Ltd.................................  90,006              862,260
     Kyungchang Industrial Co., Ltd.....................  15,666               19,029
     KyungDong City Gas Co., Ltd........................  23,917              766,170
#    KyungDong Invest Co., Ltd..........................   8,652              308,522
     Kyungdong Pharm Co., Ltd........................... 129,644            1,216,236
#    Kyung-In Synthetic Corp............................ 272,056            1,512,755
#    L&F Co., Ltd....................................... 111,918            2,881,045
# *  L&K Biomed Co., Ltd................................  26,992              161,977
# *  LabGenomics Co., Ltd...............................  49,913              330,148
# *  LB Semicon, Inc.................................... 280,854            1,972,453
#    LEADCORP, Inc. (The)............................... 147,896              776,221
# *  Leaders Cosmetics Co., Ltd......................... 101,387            1,009,509
# *  Lee Ku Industrial Co., Ltd......................... 223,689              415,981
     LEENO Industrial, Inc..............................  79,506            3,893,602
# *  Leenos Corp........................................ 229,858              350,561
     LF Corp............................................ 173,767            3,710,868
#    LG Hausys, Ltd.....................................  61,572            3,205,809
     LG International Corp.............................. 324,054            5,281,576
     LIG Nex1 Co., Ltd.................................. 104,817            3,359,285
#    Lion Chemtech Co., Ltd.............................  72,991              561,288
*    LIS Co., Ltd.......................................  54,679              655,893
# *  Liveplex Co., Ltd.................................. 686,550              454,886
#    LMS Co., Ltd.......................................  51,354              289,642
     Lock & Lock Co., Ltd............................... 160,625            2,354,815
# *  LONGTU KOREA, Inc.................................. 102,159              441,332
#    LOT Vacuum Co., Ltd................................  76,658              731,260
     Lotte Chilsung Beverage Co., Ltd...................   1,067            1,581,113
     Lotte Confectionery Co., Ltd.......................     719              113,815
     LOTTE Fine Chemical Co., Ltd....................... 125,869            5,187,966
     Lotte Food Co., Ltd................................   3,536            1,909,216
     LOTTE Himart Co., Ltd..............................  60,745            2,472,327
*    Lotte Non-Life Insurance Co., Ltd.................. 598,357            1,411,539
# *  Lotte Tour Development Co., Ltd.................... 121,092            1,398,088
     LS Cable & System Asia, Ltd........................  81,589              472,733
# *  Lumens Co., Ltd.................................... 362,528              704,935
# *  Lutronic Corp...................................... 166,662            1,304,587
#    LVMC Holdings...................................... 254,936              582,415
*    Macrogen, Inc......................................  84,095            2,360,715
     Maeil Holdings Co., Ltd............................  72,701              790,316
# *  Magicmicro Co., Ltd................................ 415,153              511,979
# *  Majestar Co., Ltd.................................. 253,982               60,131
#    MAKUS, Inc.........................................  21,923              106,476
# *  Maniker Co., Ltd................................... 373,806              368,250

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
#    Mcnex Co., Ltd.....................................    85,920           $1,580,746
# *  ME2ON Co., Ltd.....................................   205,602            1,477,108
# *  Mediana Co., Ltd...................................    35,251              236,808
#    Meerecompany, Inc..................................    26,488            1,389,931
#    MegaStudy Co., Ltd.................................    64,566              740,036
#    MegaStudyEdu Co., Ltd..............................    68,438            2,419,933
# *  Melfas, Inc........................................   166,086              367,738
#    META BIOMED Co., Ltd...............................   157,118              403,999
*    Metalabs Co., Ltd..................................    11,419               20,919
# *  Mgame Corp.........................................   132,226              377,515
     Mi Chang Oil Industrial Co., Ltd...................     6,392              435,280
#    MiCo, Ltd..........................................   256,498            1,434,860
# *  Microfriend, Inc...................................    41,780              171,526
#    Minwise Co., Ltd...................................    84,803            1,790,355
     Mirae Asset Life Insurance Co., Ltd................   720,495            3,269,257
# *  Mirae Corp......................................... 5,388,167              739,069
#    Miwon Chemicals Co., Ltd...........................     3,853              147,367
     Miwon Commercial Co., Ltd..........................     4,834              185,041
#    Miwon Specialty Chemical Co., Ltd..................    13,243              851,059
#    MK Electron Co., Ltd...............................   135,468              995,201
# *  MNTech Co., Ltd....................................   151,340              534,007
#    Mobase Co., Ltd....................................   130,616              642,743
# *  Mobile Appliance, Inc..............................    87,251              535,976
*    Moda-InnoChips Co., Ltd............................    26,364              110,837
     Modetour Network, Inc..............................   138,475            2,660,097
#    Monalisa Co., Ltd..................................   104,413              350,172
#    MonAmi Co., Ltd....................................   104,161              249,723
     Moorim P&P Co., Ltd................................   202,756            1,060,465
#    Moorim Paper Co., Ltd..............................   161,230              495,422
#    Motonic Corp.......................................    88,699              959,722
# *  MP Group, Inc......................................   151,072               31,887
# *  MP Hankang Co., Ltd................................   266,666              403,815
#    MS Autotech Co., Ltd...............................   143,953              524,549
     Muhak Co., Ltd.....................................   122,263            1,421,862
#    Multicampus Corp...................................    19,542              884,904
# *  MyungMoon Pharm Co., Ltd...........................   169,439              835,157
#    Nam Hwa Construction Co., Ltd......................    37,268              304,303
#    Namhae Chemical Corp...............................   230,945            2,126,107
# *  NamKwang Engineering & Construction Co., Ltd.......    24,008              265,141
# *  Namsun Aluminum Co., Ltd...........................   677,470            1,655,943
*    Namuga Co., Ltd....................................     8,722              259,539
     Namyang Dairy Products Co., Ltd....................     3,096            1,628,211
# *  Nano Chem Tech, Inc................................   123,768              484,442
# *  NanoenTek, Inc.....................................    96,101              454,433
     Nasmedia Co., Ltd..................................    31,278            1,085,355
# *  Nature & Environment Co., Ltd......................   245,711              399,020
     NeoPharm Co., Ltd..................................    39,656            1,840,598
# *  Neowiz.............................................   133,655            1,497,914
# *  NEOWIZ HOLDINGS Corp...............................    42,417              490,584
#    NEPES Corp.........................................   155,670            2,750,957
# *  Neuros Co., Ltd....................................   132,787              683,159
# *  New Power Plasma Co., Ltd..........................    34,503              568,590
# *  NewGLAB Co., Ltd...................................    54,737              478,077
     Nexen Corp.........................................   257,315            1,401,966
     Nexen Tire Corp....................................   270,530            2,331,576
# *  Next Entertainment World Co., Ltd..................   127,809              650,311
# *  Next Science Co Ltd................................    60,106              321,295
#    NextEye Co., Ltd...................................   197,968              440,537
#    Nexturn Co., Ltd...................................    53,705              538,213

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
*    NHN BUGS Corp......................................    55,774           $  332,696
*    NHN Corp...........................................    95,000            6,837,763
#    NHN KCP Corp.......................................   125,837            1,543,896
     NI Steel Co., Ltd..................................     6,100               13,277
     NICE Holdings Co., Ltd.............................   142,334            2,724,571
     Nice Information & Telecommunication, Inc..........    47,343              864,737
     NICE Information Service Co., Ltd..................   272,052            3,260,834
#    NICE Total Cash Management Co., Ltd................   178,566            1,536,829
# *  NK Co., Ltd........................................   510,585              677,980
#    Nong Shim Holdings Co., Ltd........................    14,750            1,088,662
#    Nong Woo Bio Co., Ltd..............................    64,184              648,025
#    Noroo Holdings Co., Ltd............................    14,784              161,447
#    NOROO Paint & Coatings Co., Ltd....................    86,179              580,172
     NPC................................................    66,771              227,847
     NS Shopping Co., Ltd...............................   145,658            1,783,920
# *  NSN Co., Ltd.......................................    13,286               45,893
# *  nTels Co., Ltd.....................................    22,909              335,496
#    Nuri Telecom Co., Ltd..............................    57,184              341,419
# *  NUVOTEC Co., Ltd...................................   153,125              210,177
     Oceanbridge Co., Ltd...............................    19,278              203,136
# *  Omnisystem Co., Ltd................................   306,179              574,401
#    Openbase, Inc......................................   183,847              416,102
#    Opto Device Technology Co., Ltd....................    83,155              412,585
#    OptoElectronics Solutions Co., Ltd.................    45,866            1,338,157
     OPTRON-TEC, Inc....................................   154,117              862,516
# *  Orbitech Co., Ltd..................................   159,009              621,049
# *  Orientbio, Inc..................................... 1,249,881              587,988
     Orion Holdings Corp................................   119,410            1,954,628
# *  OSANGJAIEL Co., Ltd................................    95,462              818,371
*    Oscotec, Inc.......................................    39,406              913,416
*    Osstem Implant Co., Ltd............................   101,908            5,052,089
# *  Osung Advanced Materials Co., Ltd..................   278,129              522,876
#    Paik Kwang Industrial Co., Ltd.....................   147,025              381,740
     Pang Rim Co., Ltd..................................   101,740              208,130
#    Pan-Pacific Co., Ltd...............................   249,450              627,656
# *  PaperCorea, Inc....................................   237,569              188,699
     Paradise Co., Ltd..................................   127,458            2,028,781
#    Partron Co., Ltd...................................   373,043            4,435,451
# *  Paru Co., Ltd......................................   257,213              557,662
# *  Paxnet Co., Ltd....................................    60,006              349,903
# *  People & Technology, Inc...........................    61,565              633,445
#    Pharma Research Products Co., Ltd..................    45,777            1,593,379
# *  Phoenix Materials Co., Ltd.........................   304,133              193,346
#    PNE Solution Co., Ltd..............................    86,108              997,013
# *  Pobis TNC Co., Ltd.................................   250,451              340,862
# *  POLUS BioPharm, Inc................................    42,209               90,306
#    Poongsan Corp......................................   188,055            4,485,179
#    Poongsan Holdings Corp.............................    34,674            1,209,575
     POSCO Coated & Color Steel Co., Ltd................    20,770              345,378
     Posco ICT Co., Ltd.................................   433,606            2,128,478
#    Posco M-Tech Co., Ltd..............................   196,627            1,084,455
# *  Power Logics Co., Ltd..............................   232,551            2,147,873
#    Protec Co., Ltd....................................    48,479              841,610
#    PS TEC Co., Ltd....................................   105,727              413,741
#    PSK, Inc...........................................   124,011            1,741,027
#    Pulmuone Co., Ltd..................................     9,866            1,089,512
#    Pungkuk Alcohol Industry Co., Ltd..................    33,554              502,996
#    Pyeong Hwa Automotive Co., Ltd.....................    96,605              911,270
# *  RaonSecure Co., Ltd................................   235,194              627,374

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                         SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ------- -------------------------------
SOUTH KOREA -- (Continued)
     Rayence Co., Ltd...................................  21,065           $  295,552
# *  Redrover Co., Ltd.................................. 335,561              348,510
#    Reyon Pharmaceutical Co., Ltd......................  59,538              973,447
     RFHIC Corp.........................................  35,138              965,267
# *  RFTech Co., Ltd.................................... 166,961              945,988
#    Robostar Co., Ltd..................................  58,914            1,377,616
*    Rorze Systems Corp.................................  12,806               40,804
#    S Net Systems, Inc................................. 100,072              734,498
#    S&S Tech Corp...................................... 126,918              708,310
# *  S&T Corp...........................................  13,299              148,568
#    S&T Dynamics Co., Ltd.............................. 190,917            1,256,533
     S&T Holdings Co., Ltd..............................  67,890              767,007
#    S&T Motiv Co., Ltd.................................  89,148            2,909,899
# *  S.Y. Co., Ltd...................................... 125,687              597,023
#    Sajo Industries Co., Ltd...........................  25,607            1,293,284
# *  Sajodongaone Co., Ltd.............................. 256,108              321,823
     Sam Chun Dang Pharm Co., Ltd....................... 129,025            5,074,543
# *  SAM KANG M&T Co., Ltd.............................. 103,756              436,912
     Sam Young Electronics Co., Ltd.....................  95,284            1,038,478
#    Sam Yung Trading Co., Ltd..........................  91,416            1,248,743
#    Sam-A Pharm Co., Ltd...............................   4,439               70,337
     Sambo Corrugated Board Co., Ltd....................   1,545               15,834
#    Sambo Motors Co., Ltd..............................  73,265              443,768
# *  Sambon Electronics Co., Ltd........................ 284,390              965,227
     Samchully Co., Ltd.................................  24,231            1,931,547
# *  Samchuly Bicycle Co., Ltd..........................  69,555              431,677
#    Samho Development Co., Ltd......................... 163,248              707,791
#    Samho International Co., Ltd.......................  45,454              705,568
#    SAMHWA Paints Industrial Co., Ltd..................  83,835              434,087
#    Samick Musical Instruments Co., Ltd................ 487,714              929,516
#    Samick THK Co., Ltd................................  82,624            1,016,887
     Samil Pharmaceutical Co., Ltd......................  34,462            1,012,781
#    Samji Electronics Co., Ltd.........................  96,661              895,330
#    Samjin LND Co., Ltd................................  98,862              217,481
     Samjin Pharmaceutical Co., Ltd.....................  87,581            2,934,958
#    Samkee Automotive Co., Ltd......................... 179,493              425,335
#    Samkwang Glass Co., Ltd............................  25,070              925,193
#    Sammok S-Form Co., Ltd.............................  29,818              354,984
# *  SAMPYO Cement Co., Ltd............................. 231,777              722,003
     Samsung Climate Control Co., Ltd...................   3,552               30,744
# *  Samsung Pharmaceutical Co., Ltd.................... 286,207              732,610
#    Samsung Publishing Co., Ltd........................  33,817              493,574
#    SAMT Co., Ltd...................................... 470,734              741,806
#    Samwha Capacitor Co., Ltd..........................  63,837            3,275,798
#    Samwha Electric Co., Ltd...........................  33,509              542,575
     Samyang Corp.......................................  32,842            1,729,323
#    Samyang Foods Co., Ltd.............................  27,537            1,864,027
     Samyang Holdings Corp..............................  38,258            2,632,320
#    Samyang Tongsang Co., Ltd..........................  16,412              845,682
#    Samyoung M-Tek Co., Ltd............................  10,739               33,054
#    Sang-A Frontec Co., Ltd............................  60,793              914,459
# *  Sangbo Corp........................................ 184,995              327,483
# *  Sangsangin Co., Ltd................................ 277,671            4,586,397
# *  Sangsangin Industry Co., Ltd....................... 240,030               60,680
     Sangsin Brake......................................  47,715              183,737
#    Sangsin Energy Display Precision Co., Ltd..........  74,772              641,826
#    SaraminHR Co., Ltd.................................  49,012              967,632
#    Satrec Initiative Co., Ltd.........................  43,202              696,268
#    SAVEZONE I&C Corp.................................. 118,777              391,522

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
# *  SBI Investment Korea Co., Ltd......................   753,154           $  549,660
*    SBS Media Holdings Co., Ltd........................   403,298              822,422
*    SBW................................................ 1,010,123              866,321
# *  S-Connect Co., Ltd.................................   422,477              721,829
# *  SD Biotechnologies Co., Ltd........................    91,170              766,291
# *  SDN Co., Ltd.......................................   374,984              502,315
     Seah Besteel Corp..................................   119,506            2,010,086
     SeAH Holdings Corp.................................     5,096              421,674
     SeAH Steel Corp....................................    13,823              762,613
     SeAH Steel Holdings Corp...........................    15,747              755,500
#    Sebang Co., Ltd....................................    84,554            1,058,184
     Sebang Global Battery Co., Ltd.....................    58,927            2,411,286
#    Sebo Manufacturing Engineer Corp...................    50,252              462,576
#    Secuve Co., Ltd....................................   175,005              257,222
*    Seegene, Inc.......................................   157,090            3,165,115
     Sejin Heavy Industries Co., Ltd....................    45,765              211,021
#    Sejong Industrial Co., Ltd.........................    73,373              463,573
*    Sejong Telecom, Inc................................ 2,720,131            1,163,885
# *  Sejoong Co., Ltd...................................    80,478              238,733
# *  Sekonix Co., Ltd...................................    84,992              548,947
# *  Selvas AI, Inc.....................................   179,027              579,311
#    Sempio Foods Co....................................    14,221              400,579
#    Semyung Electric Machinery Co., Ltd................    76,449              371,008
#    S-Energy Co., Ltd..................................    89,497              406,301
# *  Seobu T&D..........................................   262,250            2,348,972
#    Seohan Co., Ltd....................................   696,802            1,062,577
#    Seohee Construction Co., Ltd....................... 1,572,208            1,687,499
#    Seojin System Co., Ltd.............................     7,450              155,229
#    Seondo Electric Co., Ltd...........................    91,667              304,647
#    Seoul Auction Co., Ltd.............................    99,099              759,887
# *  Seoul Electronics & Telecom........................   269,734              344,095
# *  Seoul Food Industrial Co., Ltd..................... 2,476,815              424,086
# *  Seoul Pharma Co., Ltd..............................    56,814              385,305
     Seoul Semiconductor Co., Ltd.......................   304,747            5,011,769
# *  Seouleaguer Co., Ltd...............................   113,345              254,119
#    Seoulin Bioscience Co., Ltd........................    28,534              241,236
#    Seowon Co., Ltd....................................   158,377              161,521
#    SEOWONINTECH Co., Ltd..............................    91,951              435,128
#    Seoyon Co., Ltd....................................   112,588              453,692
#    Seoyon E-Hwa Co., Ltd..............................    93,174              587,954
#    Sewha P&C, Inc.....................................   111,502              324,247
# *  Sewon Cellontech Co., Ltd..........................   413,385            1,298,025
     Sewon Precision Industry Co., Ltd..................    25,563              185,951
#    SEWOONMEDICAL Co., Ltd.............................   179,369              596,501
     SFA Engineering Corp...............................   154,588            5,561,005
# *  SFA Semicon Co., Ltd...............................   658,251            1,386,113
# *  SFC Co., Ltd.......................................   290,874              451,942
# *  SG Corp............................................ 1,029,814              718,768
# *  SG&G Corp..........................................   178,205              310,434
# *  SGA Co., Ltd.......................................   639,445              291,217
# *  SGA Solutions Co., Ltd.............................   160,395              241,372
#    SH Energy & Chemical Co., Ltd......................   739,431              738,479
# *  Shin Poong Pharmaceutical Co., Ltd.................   330,036            2,277,882
#    Shindaeyang Paper Co., Ltd.........................    10,629              755,395
#    Shinil Industrial Co., Ltd.........................   651,705            1,092,817
#    Shinsegae Engineering & Construction Co., Ltd......    22,487              589,403
#    Shinsegae Food Co., Ltd............................    17,956            1,381,652
#    Shinsegae Information & Communication Co., Ltd.....     9,260            1,119,735
     Shinsegae International, Inc.......................    19,399            5,227,634

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
# *  Shinsung E&G Co., Ltd..............................   907,709           $  909,956
# *  Shinsung Tongsang Co., Ltd.........................   518,762              424,495
# *  Shinwha Intertek Corp..............................   245,476              498,592
# *  Shinwon Construction Co., Ltd......................    99,883              380,622
# *  Shinwon Corp.......................................   415,632              696,931
#    Shinyoung Securities Co., Ltd......................    33,458            1,685,215
     SHOWBOX Corp.......................................   272,138              833,222
# *  Signetics Corp.....................................   450,335              617,176
#    SIGONG TECH Co., Ltd...............................    93,198              507,940
     Silicon Works Co., Ltd.............................    89,032            3,717,772
#    Silla Co., Ltd.....................................    55,354              705,847
     SIMMTECH Co., Ltd..................................   123,693              726,811
#    Simmtech Holding Co., Ltd..........................   126,986              220,175
#    SIMPAC, Inc........................................   114,590              252,270
     Sindoh Co., Ltd....................................    40,874            1,755,914
     Sinil Pharm Co., Ltd...............................     1,227               11,035
#    SinSin Pharmaceutical Co., Ltd.....................    60,923              409,589
#    SK Bioland Co., Ltd................................    90,889            1,385,709
#    SK Chemicals Co., Ltd..............................    18,686            1,083,329
#    SK D&D Co., Ltd....................................    61,345            1,548,413
     SK Discovery Co., Ltd..............................    60,364            1,571,072
#    SK Gas, Ltd........................................    35,778            2,627,710
     SK Networks Co., Ltd............................... 1,085,649            5,447,617
#    SK Securities Co., Ltd............................. 4,149,640            2,520,606
     SKC Co., Ltd.......................................   140,935            4,315,302
*    SKC Solmics Co., Ltd...............................   240,517              862,591
#    SKCKOLONPI, Inc....................................   114,729            2,984,993
     SL Corp............................................   109,481            2,278,337
*    SM Culture & Contents Co., Ltd.....................   324,599              583,235
*    SM Entertainment Co................................   173,695            6,159,503
# *  S-MAC Co., Ltd..................................... 1,016,327              921,399
*    SMARK Co., Ltd.....................................    45,350               38,744
#    SMCore, Inc........................................   115,434            1,109,066
#    SMEC Co., Ltd......................................   216,193              588,299
*    SNTEK Co., Ltd.....................................     1,749                8,512
# *  SNU Precision Co., Ltd.............................   165,332              424,515
# *  Solborn, Inc.......................................   140,620              615,340
# *  Solco Biomedical Co., Ltd.......................... 1,496,270              380,416
# *  Solid, Inc.........................................   229,788              857,273
     Songwon Industrial Co., Ltd........................   162,692            2,788,615
# *  Sonokong Co., Ltd..................................   138,753              326,817
# *  Soosan Heavy Industries Co., Ltd...................   206,213              285,592
     Soulbrain Co., Ltd.................................   103,125            4,447,451
     SPC Samlip Co., Ltd................................    20,260            2,331,573
#    SPG Co., Ltd.......................................   135,956            1,059,791
#    Spigen Korea Co., Ltd..............................    23,443            1,518,557
*    Ssangyong Motor Co.................................   342,624            1,551,373
#    ST Pharm Co., Ltd..................................    62,124            1,218,813
#    Suheung Co., Ltd...................................    58,794            1,365,472
     Sun Kwang Co., Ltd.................................    24,809              381,595
#    Sunchang Corp......................................    55,687              262,031
# *  SundayToz Corp.....................................    45,574              867,895
#    Sung Bo Chemicals Co., Ltd.........................    89,031              388,977
#    Sung Kwang Bend Co., Ltd...........................   169,036            1,687,643
# *  Sungchang Enterprise Holdings, Ltd.................   521,155              934,922
#    Sungdo Engineering & Construction Co., Ltd.........   100,287              524,623
#    Sungshin Cement Co., Ltd...........................   156,234            1,322,254
     Sungwoo Hitech Co., Ltd............................   461,540            1,925,818
#    Sunjin Co., Ltd....................................   116,336            1,276,228

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                            SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                           --------- -------------------------------
SOUTH KOREA -- (Continued)
# *  Sunny Electronics Corp...............................   208,190           $  567,306
# *  Supex BNP Co., Ltd...................................   290,949              272,398
# *  Suprema HQ, Inc......................................    36,612              232,727
# *  Suprema, Inc.........................................    36,649              934,977
     SurplusGlobal, Inc...................................    14,061               40,522
*    Synergy Innovation Co., Ltd..........................    82,346              152,867
# *  Synopex, Inc.........................................   552,009            1,356,580
#    Systems Technology, Inc..............................    93,403            1,229,743
#    Tae Kyung Industrial Co., Ltd........................    55,377              277,426
     Taekwang Industrial Co., Ltd.........................     2,548            3,269,410
*    Taewoong Co., Ltd....................................    87,859              767,779
     Taeyoung Engineering & Construction Co., Ltd.........   371,706            4,068,084
*    Taihan Electric Wire Co., Ltd........................ 1,094,911              926,574
# *  Taihan Fiberoptics Co., Ltd..........................   455,943            1,661,712
     Taihan Textile Co., Ltd..............................     6,240               87,365
     Tailim Packaging Co., Ltd............................    97,320              447,492
# *  TBH Global Co., Ltd..................................   131,435              308,179
#    TechWing, Inc........................................   113,770            1,423,845
#    Telechips, Inc.......................................    52,136              545,440
#    TES Co., Ltd.........................................   127,041            1,986,112
#    Tesna Co., Ltd.......................................    46,344            1,552,415
# *  Theragen Etex Co., Ltd...............................   205,088            1,887,697
# *  Thinkware Systems Corp...............................    66,802              462,476
# *  TK Chemical Corp.....................................   444,689            1,050,503
#    TK Corp..............................................   143,769            1,429,328
# *  TOBESOFT Co., Ltd....................................   120,531              457,616
#    Tokai Carbon Korea Co., Ltd..........................    40,094            2,128,104
#    Tong Yang Moolsan Co., Ltd...........................   438,988              640,664
     Tongyang Life Insurance Co., Ltd.....................   337,737            1,311,253
# *  Tongyang Networks Corp...............................   133,420              255,853
*    Tongyang pile, Inc...................................     3,387               17,614
     Tongyang, Inc........................................ 1,460,426            2,490,541
#    Tonymoly Co., Ltd....................................    56,762              678,522
#    Top Engineering Co., Ltd.............................   106,674              779,960
#    Toptec Co., Ltd......................................   162,584            1,413,045
     Tovis Co., Ltd.......................................   127,615              764,116
     TS Corp..............................................    29,662              525,180
# *  T'way Holdings, Inc..................................   280,509              608,339
#    UBCare Co., Ltd......................................   200,126            1,127,034
#    Ubiquoss Holdings, Inc...............................    80,974            1,708,957
     Ubiquoss, Inc........................................    29,354              963,297
# *  Ugint Co., Ltd.......................................   630,240              396,310
#    UIL Co., Ltd.........................................   100,293              457,916
#    Uju Electronics Co., Ltd.............................    57,321              445,158
# *  Uni-Chem Co., Ltd....................................   344,228              640,530
# *  Unick Corp...........................................    67,234              454,633
#    Unid Co., Ltd........................................    45,825            1,973,914
#    Union Semiconductor Equipment & Materials Co., Ltd...   219,217            1,076,961
#    Uniquest Corp........................................   116,456              706,297
# *  Unison Co., Ltd......................................   554,510              635,293
# *  Unitekno Co., Ltd....................................    17,561              269,136
#    UniTest, Inc.........................................   148,026            1,995,744
     Value Added Technology Co., Ltd......................    87,989            2,010,034
#    Very Good Tour Co., Ltd..............................    51,748              363,485
#    Vessel Co., Ltd......................................    55,092              198,419
#    Viatron Technologies, Inc............................    88,843              921,431
#    VICTEK Co., Ltd......................................   129,990              342,774
#    Vieworks Co., Ltd....................................    65,044            1,776,449
#    Visang Education, Inc................................    54,760              348,485

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
#    Vitzro Tech Co., Ltd...............................    11,550           $   60,490
# *  Vitzrocell Co., Ltd................................   106,295            1,016,315
# *  VitzroSys Co., Ltd.................................   289,611              120,243
# *  W Holding Co., Ltd.................................   971,568              422,376
*    Webzen, Inc........................................   127,638            2,032,965
# *  Welcron Co., Ltd...................................   189,702              661,711
#    Wemade Co., Ltd....................................    75,166            3,091,196
#    Whanin Pharmaceutical Co., Ltd.....................   120,322            1,991,437
# *  WillBes & Co. (The)................................   395,146              485,833
#    Winix, Inc.........................................    69,947            1,416,805
#    Wins Co., Ltd......................................    68,892              837,829
#    WiSoL Co., Ltd.....................................   180,026            2,761,967
# *  WIZIT Co., Ltd.....................................   625,404              648,266
*    Won Ik Corp........................................     8,055               34,041
# *  WONIK CUBE Corp....................................   186,576              382,506
*    Wonik Holdings Co., Ltd............................   290,705            1,236,173
     WONIK IPS Co., Ltd.................................   272,942            6,534,997
     Wonik Materials Co., Ltd...........................    65,541            1,332,172
# *  Wonik QnC Corp.....................................   145,417            1,757,841
# *  Woojin Plaimm Co., Ltd.............................    12,566               58,502
*    Woojin, Inc........................................     2,070               10,359
# *  Woongjin Co., Ltd..................................   437,943              839,956
# *  Woongjin Energy Co., Ltd...........................   130,463              102,079
# *  Woongjin Thinkbig Co., Ltd.........................   429,512            1,089,848
# *  Woori Investment Bank Co., Ltd..................... 3,270,585            2,088,424
     Woori Technology Investment Co., Ltd...............   439,468            1,267,990
# *  Woori Technology, Inc..............................   758,362              890,893
# *  Wooridul Pharmaceutical, Ltd.......................    98,530              650,448
     Woorison F&G Co., Ltd..............................   129,980              319,243
#    Woory Industrial Co., Ltd..........................    47,038            1,198,720
#    Wooshin Systems Co., Ltd...........................    87,771              471,296
# *  Woosu AMS Co., Ltd.................................   139,479              495,414
# *  WooSung Feed Co., Ltd..............................   171,724              537,924
*    Woowon Development Co., Ltd........................    30,318              100,518
#    Worldex Industry & Trading Co., Ltd................    46,320              234,059
#    Y G-1 Co., Ltd.....................................   156,704            1,504,685
# *  YeaRimDang Publishing Co., Ltd.....................   114,015              588,574
# *  Yeong Hwa Metal Co., Ltd...........................   195,869              246,482
#    YES24 Co., Ltd.....................................    58,265              225,301
# *  Yest Co., Ltd......................................    54,484              721,828
#    YG Entertainment, Inc..............................    93,654            2,887,282
# *  YG PLUS............................................   174,306              284,070
# *  YIK Corp...........................................   162,264              466,318
# *  YJM Games Co., Ltd.................................   302,227              599,836
#    YMC Co., Ltd.......................................   120,112              865,193
*    Yonwoo Co., Ltd....................................    36,845              891,245
#    Yoosung Enterprise Co., Ltd........................   146,134              364,024
#    YooSung T&S Co., Ltd...............................   106,473              309,374
     Youlchon Chemical Co., Ltd.........................    86,600            1,057,533
#    Young Heung Iron & Steel Co., Ltd..................   241,560              273,746
# *  Young In Frontier Co., Ltd.........................    81,993              636,603
     Young Poong Corp...................................       385              255,512
#    Young Poong Precision Corp.........................    90,051              739,918
     Youngone Corp......................................    46,369            1,466,913
     Youngone Holdings Co., Ltd.........................    38,622            2,149,632
# *  YoungWoo DSP Co., Ltd..............................   197,393              220,467
     YTN Co., Ltd.......................................    73,837              131,714
*    Yuanta Securities Korea Co., Ltd...................   897,943            2,556,990
#    YuHwa Securities Co., Ltd..........................    17,992              195,414

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                          --------- -------------------------------
SOUTH KOREA -- (Continued)
# *  Yujin Robot Co., Ltd................................   128,690         $      454,265
*    Yungjin Pharmaceutical Co., Ltd.....................   494,889              2,783,028
# *  Yuyang DNU Co., Ltd.................................   178,450              1,238,796
     Yuyu Pharma, Inc....................................     1,676                 18,410
#    Zeus Co., Ltd.......................................    56,787                776,603
# *  Zungwon En-Sys, Inc.................................    86,136                137,918
                                                                            --------------
TOTAL SOUTH KOREA........................................                    1,160,385,284
                                                                            --------------
TAIWAN -- (17.4%)
#    ABC Taiwan Electronics Corp.........................   494,910                380,080
#    Ability Enterprise Co., Ltd......................... 1,872,293                864,963
#    Ability Opto-Electronics Technology Co., Ltd........   463,232                786,728
     AcBel Polytech, Inc................................. 3,416,599              2,492,613
#    Ace Pillar Co., Ltd.................................   448,000                306,081
#    ACES Electronic Co., Ltd............................   790,000                619,948
*    Acon Holding, Inc................................... 1,294,000                329,752
     Acter Co., Ltd......................................   340,302              1,990,002
*    Action Electronics Co., Ltd......................... 1,395,000                320,389
     Actron Technology Corp..............................   526,150              1,833,209
     A-DATA Technology Co., Ltd.......................... 1,784,879              2,889,955
     Addcn Technology Co., Ltd...........................   117,299              1,032,836
#    Adlink Technology, Inc..............................   858,031              1,164,117
#    Advanced Ceramic X Corp.............................   318,000              3,191,563
     Advanced International Multitech Co., Ltd...........   949,000              1,414,519
*    Advanced Lithium Electrochemistry Cayman Co., Ltd...   919,000                594,350
#    Advanced Optoelectronic Technology, Inc.............   642,000                370,027
#    Advanced Power Electronics Corp.....................   113,000                103,690
     Advanced Wireless Semiconductor Co.................. 1,199,000              1,964,184
#    Advancetek Enterprise Co., Ltd...................... 1,403,519                722,665
     AEON Motor Co., Ltd.................................     9,000                 12,383
     Aerospace Industrial Development Corp............... 1,593,000              1,616,918
*    AGV Products Corp................................... 3,439,433                784,920
     AimCore Technology Co., Ltd.........................   260,551                136,868
     Airmate Cayman International Co., Ltd...............     7,000                  5,113
#    Alchip Technologies, Ltd............................   423,000              1,114,353
     Alcor Micro Corp....................................   278,000                158,994
     Alexander Marine Co., Ltd...........................    17,000                 22,694
*    ALI Corp............................................ 2,225,000                779,016
     All Ring Tech Co., Ltd..............................   476,000                721,925
#    Allied Circuit Co., Ltd.............................   206,000                406,891
     Allis Electric Co., Ltd............................. 1,196,000                606,794
#    Alltek Technology Corp.............................. 1,093,873                665,610
#    Alltop Technology Co., Ltd..........................   429,000                881,905
#    Alpha Networks, Inc................................. 2,682,386              1,734,314
#    Altek Corp.......................................... 2,076,945              1,805,342
#    Amazing Microelectronic Corp........................   415,773              1,095,654
#    Ambassador Hotel (The).............................. 1,701,000              1,205,900
#    AMICCOM Electronics Corp............................   311,000                202,539
     Ampire Co., Ltd.....................................   774,000                634,599
     AMPOC Far-East Co., Ltd.............................   685,444                698,170
*    AmTRAN Technology Co., Ltd.......................... 7,364,951              2,849,245
#    Anderson Industrial Corp............................ 1,079,416                349,225
     Anpec Electronics Corp..............................   511,007              1,050,056
#    AP Memory Technology Corp...........................   261,375                355,826
     Apacer Technology, Inc..............................   708,325                774,015
#    APAQ Technology Co., Ltd............................   401,120                415,581
     APCB, Inc...........................................   998,000              1,010,078
     Apex Biotechnology Corp.............................   791,483                801,936
# *  Apex International Co., Ltd......................... 1,285,470              2,129,511

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     Apex Medical Corp..................................    464,500           $  398,590
     Apex Science & Engineering.........................  1,046,132              281,481
#    Arcadyan Technology Corp...........................  1,080,718            2,997,245
     Ardentec Corp......................................  3,472,274            3,563,013
#    Argosy Research, Inc...............................    268,000              433,251
#    Asia Electronic Material Co., Ltd..................    470,000              309,772
#    Asia Optical Co., Inc..............................  1,699,000            4,877,125
*    Asia Pacific Telecom Co., Ltd......................  1,609,000              421,237
     Asia Plastic Recycling Holding, Ltd................  1,699,182              418,814
     Asia Polymer Corp..................................  2,907,232            1,341,757
     Asia Tech Image, Inc...............................    382,000              560,828
#    Asia Vital Components Co., Ltd.....................  2,619,058            3,647,777
#    ASMedia Technology, Inc............................    170,424            2,956,220
#    ASPEED Technology, Inc.............................    157,599            3,281,894
#    ASROCK, Inc........................................    302,000              609,605
     ATE Energy International Co., Ltd..................      9,000               10,064
     Aten International Co., Ltd........................    665,479            2,010,859
     Audix Corp.........................................    614,600              787,508
#    AURAS Technology Co., Ltd..........................    474,148            2,113,628
     Aurona Industries, Inc.............................    508,000              342,961
     Aurora Corp........................................    515,349            1,643,201
     Avalue Technology, Inc.............................    320,000              488,424
#    Avermedia Technologies.............................  1,525,446              605,328
*    Avision, Inc.......................................    386,000               45,983
     AVY Precision Technology, Inc......................    625,691              657,972
#    Awea Mechantronic Co., Ltd.........................    273,210              286,847
     Axiomtek Co., Ltd..................................    430,000              788,026
# *  Azurewave Technologies, Inc........................    457,000              317,132
#    Bank of Kaohsiung Co., Ltd.........................  3,516,548            1,099,873
#    Basso Industry Corp................................  1,006,900            1,901,485
#    BenQ Materials Corp................................  1,429,000            1,268,767
#    BES Engineering Corp............................... 11,871,750            2,998,750
     Bin Chuan Enterprise Co., Ltd......................    565,070              343,968
# *  Bionet Corp........................................    132,000              157,869
     Bionime Corp.......................................    202,000              322,179
#    Biostar Microtech International Corp...............  1,292,975              404,150
     Bioteque Corp......................................    444,308            1,648,066
#    Bizlink Holding, Inc...............................    862,492            5,594,283
# *  Boardtek Electronics Corp..........................    893,000              972,078
     Bon Fame Co., Ltd..................................    135,000              255,239
     Bright Led Electronics Corp........................    809,520              320,763
#    Brighton-Best International Taiwan, Inc............    833,318              937,631
#    C Sun Manufacturing, Ltd...........................  1,215,221            1,344,573
*    Calin Technology Co., Ltd..........................    122,000              143,039
# *  Cameo Communications, Inc..........................  1,675,818              454,951
#    Capital Futures Corp...............................    765,642            1,185,607
     Capital Securities Corp............................ 15,092,501            4,543,918
#    Career Technology MFG. Co., Ltd....................  2,912,469            3,201,477
*    Carnival Industrial Corp...........................  1,419,000              266,577
#    Casetek Holdings, Ltd..............................  1,315,571            2,203,202
     Cathay Chemical Works..............................     30,000               18,607
     Cathay Real Estate Development Co., Ltd............  4,504,700            3,668,506
#    Cayman Engley Industrial Co., Ltd..................    237,099              940,784
     CCP Contact Probes Co., Ltd........................    137,000              147,428
#    Celxpert Energy Corp...............................    629,000              670,315
#    Center Laboratories, Inc...........................  1,442,023            3,673,622
#    Central Reinsurance Co., Ltd.......................    965,380              556,302
     Chain Chon Industrial Co., Ltd.....................  1,286,000              359,717
#    ChainQui Construction Development Co., Ltd.........    550,714              520,607

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
*    Champion Building Materials Co., Ltd...............  2,387,851           $  509,454
#    Chang Wah Electromaterials, Inc....................    259,905            1,507,411
#    Chang Wah Technology Co., Ltd......................     80,817              729,593
     Channel Well Technology Co., Ltd...................  1,263,000            1,111,427
     Chant Sincere Co., Ltd.............................    411,000              369,865
     Charoen Pokphand Enterprise........................  1,319,985            2,508,782
#    Chaun-Choung Technology Corp.......................    150,000              840,162
     CHC Healthcare Group...............................    722,000              942,182
#    CHC Resources Corp.................................    472,282              802,725
     Chen Full International Co., Ltd...................    700,000              893,040
     Chenbro Micom Co., Ltd.............................    485,000            1,027,862
     Cheng Loong Corp...................................  6,533,383            4,178,539
# *  Cheng Mei Materials Technology Corp................  5,012,900            2,086,317
     Cheng Uei Precision Industry Co., Ltd..............  3,100,331            3,767,559
#    Chenming Mold Industry Corp........................    816,437              489,755
     Chia Chang Co., Ltd................................    922,000            1,335,332
#    Chia Hsin Cement Corp..............................  2,646,121            1,284,898
#    Chian Hsing Forging Industrial Co., Ltd............    265,000              511,163
#    Chicony Power Technology Co., Ltd..................  1,136,454            2,022,055
#    Chieftek Precision Co., Ltd........................    441,750            1,624,239
     Chien Kuo Construction Co., Ltd....................  1,660,312              556,453
#    Chilisin Electronics Corp..........................  1,029,380            3,291,585
     Chime Ball Technology Co., Ltd.....................    203,840              297,577
     China Bills Finance Corp...........................  5,819,000            2,777,668
     China Chemical & Pharmaceutical Co., Ltd...........  1,958,000            1,195,218
     China Ecotek Corp..................................    214,000              238,322
#    China Electric Manufacturing Corp..................  2,593,900              838,148
#    China Fineblanking Technology Co., Ltd.............    425,432              456,284
#    China General Plastics Corp........................  3,110,951            2,289,378
     China Glaze Co., Ltd...............................    507,002              168,296
#    China Man-Made Fiber Corp.......................... 11,692,605            3,685,144
#    China Metal Products...............................  1,987,603            2,417,470
     China Motor Corp...................................  1,355,000            1,216,788
*    China Petrochemical Development Corp............... 21,223,000            8,016,175
#    China Steel Chemical Corp..........................  1,179,554            5,137,897
#    China Steel Structure Co., Ltd.....................    621,000              530,177
#    China Wire & Cable Co., Ltd........................    716,160              480,901
#    Chinese Maritime Transport, Ltd....................    754,594              790,763
# *  Ching Feng Home Fashions Co., Ltd..................    577,409              414,105
     Chin-Poon Industrial Co., Ltd......................  2,752,207            3,427,396
     Chipbond Technology Corp...........................  2,785,000            6,320,283
#    ChipMOS Techinologies, Inc.........................  2,176,076            1,897,182
     ChipMOS Technologies, Inc., ADR....................      5,134               88,400
     Chlitina Holding, Ltd..............................    388,000            3,175,347
     Chong Hong Construction Co., Ltd...................  1,313,666            3,695,913
#    Chun YU Works & Co., Ltd...........................  1,442,000            1,097,378
#    Chun Yuan Steel....................................  2,655,529              897,884
     Chung Hsin Electric & Machinery Manufacturing Corp.  3,037,375            2,045,487
# *  Chung Hung Steel Corp..............................  7,878,979            3,139,330
     Chung Hwa Food Industrial Co., Ltd.................     96,850              220,751
#    Chung Hwa Pulp Corp................................  3,987,405            1,231,480
     Chunghwa Chemical Synthesis & Biotech Co., Ltd.....    139,000              111,280
     Chunghwa Precision Test Tech Co., Ltd..............      9,000              140,517
#    Chyang Sheng Dyeing & Finishing Co., Ltd...........  1,255,000              621,989
     Cleanaway Co., Ltd.................................    602,000            3,322,465
#    Clevo Co...........................................  3,795,200            3,614,692
# *  CMC Magnetics Corp................................. 14,960,566            3,417,576
#    C-Media Electronics, Inc...........................    464,000              264,693
     CoAsia Microelectronics Corp.......................    803,397              245,931

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
TAIWAN -- (Continued)
     Coland Holdings, Ltd...............................   321,000           $  291,072
#    Collins Co., Ltd...................................   562,431              194,786
     Compeq Manufacturing Co., Ltd...................... 6,346,000            5,258,696
     Compucase Enterprise...............................   527,000              482,353
     Concord Securities Co., Ltd........................ 4,011,110              954,532
#    Concraft Holding Co., Ltd..........................   301,400            1,295,642
     Continental Holdings Corp.......................... 3,306,320            1,648,618
# *  Contrel Technology Co., Ltd........................ 1,135,000              721,487
#    Coremax Corp.......................................   502,278            1,404,329
     Coretronic Corp.................................... 3,293,200            5,126,983
     Co-Tech Development Corp........................... 1,202,533            1,278,957
     Cowealth Medical Holding Co., Ltd..................   139,700              208,119
#    Coxon Precise Industrial Co., Ltd..................   841,000              522,013
     Creative Sensor, Inc...............................   757,000              542,844
# *  CSBC Corp. Taiwan.................................. 1,757,676            1,483,114
     CTCI Corp.......................................... 1,999,000            3,099,621
#    C-Tech United Corp.................................   376,971              267,001
#    Cub Elecparts, Inc.................................   412,811            3,672,634
#    CviLux Corp........................................   567,040              469,951
     CX Technology Co., Ltd.............................   313,755              236,013
#    Cyberlink Corp.....................................   529,697            1,286,396
#    CyberPower Systems, Inc............................   302,000              881,022
     CyberTAN Technology, Inc........................... 2,464,779            1,310,319
     Cypress Technology Co., Ltd........................   271,700              774,086
#    DA CIN Construction Co., Ltd....................... 1,226,711              833,858
     Dadi Early-Childhood Education Group, Ltd..........   166,886            1,318,451
     Dafeng TV, Ltd.....................................   493,870              587,458
#    Da-Li Development Co., Ltd......................... 1,180,032            1,201,553
*    Danen Technology Corp.............................. 2,771,000              133,772
     Darfon Electronics Corp............................ 1,769,550            2,735,197
#    Darwin Precisions Corp............................. 3,639,635            2,275,090
#    Davicom Semiconductor, Inc.........................   611,888              378,411
#    Daxin Materials Corp...............................   427,200            1,288,896
#    De Licacy Industrial Co., Ltd...................... 2,191,407            1,626,727
# *  Delpha Construction Co., Ltd.......................   847,931              466,445
     Depo Auto Parts Ind Co., Ltd.......................   800,000            1,790,354
     Dimerco Data System Corp...........................   290,000              358,666
     Dimerco Express Corp...............................   828,000              584,484
*    D-Link Corp........................................ 4,851,668            2,265,585
     Draytek Corp.......................................   332,000              310,675
     Dyaco International, Inc...........................    35,000               41,119
#    DYNACOLOR, Inc.....................................   306,000              391,150
# *  Dynamic Electronics Co., Ltd....................... 2,052,321              624,082
     Dynapack International Technology Corp............. 1,148,000            1,847,634
     E Ink Holdings, Inc................................ 2,394,000            2,874,538
     Eastern Media International Corp................... 3,692,511            1,490,029
#    ECOVE Environment Corp.............................   221,000            1,337,720
# *  Edimax Technology Co., Ltd......................... 1,489,108              537,958
*    Edison Opto Corp...................................   861,000              446,325
#    Edom Technology Co., Ltd........................... 1,255,968              561,717
#    eGalax_eMPIA Technology, Inc.......................   397,131              602,706
#    Egis Technology, Inc...............................   597,000            5,021,972
     Elan Microelectronics Corp......................... 2,093,400            5,676,592
# *  E-Lead Electronic Co., Ltd.........................   507,942              327,538
# *  Electric Power Technology, Ltd.....................   141,000               99,709
#    E-LIFE MALL Corp...................................   512,000            1,083,668
#    Elite Advanced Laser Corp.......................... 1,076,226            2,282,891
     Elite Material Co., Ltd............................ 2,098,350            6,765,003
     Elite Semiconductor Memory Technology, Inc......... 2,053,200            2,171,852

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     Elitegroup Computer Systems Co., Ltd...............  2,721,254           $1,053,854
     eMemory Technology, Inc............................    523,000            6,538,753
#    Emerging Display Technologies Corp.................    748,000              363,214
*    ENG Electric Co., Ltd..............................    867,514              100,060
#    Ennoconn Corp......................................    313,378            2,767,113
#    EnTie Commercial Bank Co., Ltd.....................  2,229,603            1,024,374
     Epileds Technologies, Inc..........................    607,000              345,868
# *  Episil Holdings, Inc...............................    867,000              547,589
#    Epistar Corp.......................................  8,349,000            7,312,763
     Eslite Spectrum Corp. (The)........................     72,000              306,565
     Eson Precision Ind. Co., Ltd.......................    525,000              638,126
     Eternal Materials Co., Ltd.........................  5,205,985            4,306,724
*    E-Ton Solar Tech Co., Ltd..........................  1,110,911              102,614
*    Etron Technology, Inc..............................  3,017,000              960,868
#    Eurocharm Holdings Co., Ltd........................    275,000            1,373,056
*    Everest Textile Co., Ltd...........................  3,023,957            1,115,713
     Evergreen International Storage & Transport Corp...  4,083,000            1,818,718
     Everlight Chemical Industrial Corp.................  3,499,606            1,892,832
     Everlight Electronics Co., Ltd.....................  3,258,000            3,262,661
# *  Everspring Industry Co., Ltd.......................  1,017,000              417,228
     Excellence Opto, Inc...............................     30,000               19,354
     Excelsior Medical Co., Ltd.........................    670,217            1,066,350
     EZconn Corp........................................    346,000              444,741
     Far Eastern Department Stores, Ltd.................  9,348,000            4,963,291
     Far Eastern International Bank..................... 17,872,108            6,655,054
#    Faraday Technology Corp............................    640,305            1,057,239
#    Farglory F T Z Investment Holding Co., Ltd.........    485,000              278,243
     Farglory Land Development Co., Ltd.................  2,383,000            2,941,370
# *  Federal Corp.......................................  3,492,238            1,226,935
     Feedback Technology Corp...........................    254,200              680,640
     Feng Hsin Steel Co., Ltd...........................  3,347,100            6,586,793
# *  First Copper Technology Co., Ltd...................  1,173,000              393,156
     First Hi-Tec Enterprise Co., Ltd...................    492,205              761,901
     First Hotel........................................  1,084,350              503,664
     First Insurance Co., Ltd. (The)....................  1,424,179              666,370
# *  First Steamship Co., Ltd...........................  4,110,424            1,633,188
# *  FIT Holding Co., Ltd...............................    485,456              383,483
#    FLEXium Interconnect, Inc..........................  2,389,087            7,508,613
     Flytech Technology Co., Ltd........................    826,309            2,095,117
#    FocalTech Systems Co., Ltd.........................  2,166,048            1,764,556
     Forest Water Environment Engineering Co., Ltd......    329,133              622,042
     Formosa Advanced Technologies Co., Ltd.............  1,212,000            1,383,713
     Formosa International Hotels Corp..................    422,329            2,146,073
#    Formosa Laboratories, Inc..........................    689,832              926,950
     Formosa Oilseed Processing Co., Ltd................    623,567            1,515,727
#    Formosa Optical Technology Co., Ltd................    160,000              328,738
     Formosan Rubber Group, Inc.........................  2,586,952            1,440,969
#    Formosan Union Chemical............................  2,529,193            1,146,795
     Fortune Electric Co., Ltd..........................  1,047,078              710,040
#    Founding Construction & Development Co., Ltd.......  1,138,623              592,787
#    Foxsemicon Integrated Technology, Inc..............    488,027            2,265,410
#    Froch Enterprise Co., Ltd..........................  1,316,189              594,629
     FSP Technology, Inc................................  1,062,427              717,353
#    Fulgent Sun International Holding Co., Ltd.........    677,033            1,461,095
     Fullerton Technology Co., Ltd......................    668,600              461,100
#    Fulltech Fiber Glass Corp..........................  2,779,083            1,419,688
#    Fwusow Industry Co., Ltd...........................    867,138              513,569
     G Shank Enterprise Co., Ltd........................    952,281              731,685
# *  G Tech Optoelectronics Corp........................    749,354              277,790

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
#    Gallant Precision Machining Co., Ltd...............  1,215,000           $  952,994
#    Gamania Digital Entertainment Co., Ltd.............    533,000            1,302,425
#    GCS Holdings, Inc..................................    520,000            1,022,102
#    GEM Services, Inc..................................    468,700            1,089,873
#    Gemtek Technology Corp.............................  2,674,219            2,253,216
     General Interface Solution Holding, Ltd............    526,000            2,040,864
#    General Plastic Industrial Co., Ltd................    410,357              469,672
     Generalplus Technology, Inc........................    380,000              440,850
*    Genesis Photonics, Inc.............................    289,976               11,080
     Genesys Logic, Inc.................................    659,000              776,521
#    Genius Electronic Optical Co., Ltd.................    312,427            4,015,964
# *  Genmont Biotech, Inc...............................    299,000              260,668
     Genovate Biotechnology Co., Ltd....................    256,000              232,293
# *  GeoVision, Inc.....................................    510,096              539,532
     Getac Technology Corp..............................  2,870,360            4,323,215
#    Giantplus Technology Co., Ltd......................  2,350,900              905,490
#    Gigabyte Technology Co., Ltd.......................  4,135,800            6,657,732
#    Gigasolar Materials Corp...........................    187,880              488,360
# *  Gigastorage Corp...................................  2,758,561              537,192
     Ginko International Co., Ltd.......................    373,000            2,557,372
#    Global Brands Manufacture, Ltd.....................  2,233,359            1,047,160
#    Global Lighting Technologies, Inc..................    605,000              764,648
     Global Mixed Mode Technology, Inc..................    551,000            1,460,062
#    Global PMX Co., Ltd................................    278,000            1,010,061
#    Global Unichip Corp................................    638,000            4,700,825
     Globe Union Industrial Corp........................  1,644,914              929,677
     Gloria Material Technology Corp....................  4,017,547            2,569,669
*    GlycoNex, Inc......................................    258,000              195,401
# *  Gold Circuit Electronics, Ltd......................  3,261,227            1,324,992
     Golden Friends Corp................................    250,600              463,939
     Goldsun Building Materials Co., Ltd................  9,458,722            2,544,930
     Good Way Technology Co., Ltd.......................    175,000              211,202
     Good Will Instrument Co., Ltd......................    355,869              319,176
     Grand Fortune Securities Co., Ltd..................  1,666,000              456,443
#    Grand Ocean Retail Group, Ltd......................    677,000              695,331
     Grand Pacific Petrochemical........................  7,236,000            4,989,159
     Grand Plastic Technology Corp......................    133,000              590,217
     GrandTech CG Systems, Inc..........................    403,000              610,056
#    Grape King Bio, Ltd................................    764,000            5,304,331
#    Great China Metal Industry.........................  1,134,000              923,121
     Great Taipei Gas Co., Ltd..........................  1,912,000            1,807,083
     Great Wall Enterprise Co., Ltd.....................  4,143,868            4,709,219
     Greatek Electronics, Inc...........................  2,192,000            3,034,464
*    Green Energy Technology, Inc.......................  1,570,850               16,260
     Green River Holding Co., Ltd.......................     75,950              260,810
#    Green Seal Holding, Ltd............................    335,700              402,682
     GTM Holdings Corp..................................    801,150              477,178
     Gudeng Precision Industrial Co., Ltd...............     44,000               49,795
#    Hannstar Board Corp................................  2,292,049            2,438,462
#    HannStar Display Corp.............................. 21,469,505            5,559,636
# *  HannsTouch Solution, Inc...........................  4,039,805            1,970,263
     Hanpin Electron Co., Ltd...........................    430,000              528,107
#    Harvatek Corp......................................  1,000,949              524,458
#    Hey Song Corp......................................  2,037,750            2,093,125
     HI CLEARANCE, Inc..................................      3,964                2,630
     Hi-Clearance, Inc..................................    185,000              631,543
#    Highlight Tech Corp................................    596,000              496,043
     HIM International Music, Inc.......................    208,710              717,126
     Hiroca Holdings, Ltd...............................    598,448            1,451,400

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
*    HiTi Digital, Inc..................................    372,891           $   55,421
#    Hitron Technology, Inc.............................  1,711,557            1,185,442
     Ho Tung Chemical Corp..............................  6,928,684            1,558,310
     Hocheng Corp.......................................  2,223,700              571,071
     Hold-Key Electric Wire & Cable Co., Ltd............    205,908               57,037
     Holiday Entertainment Co., Ltd.....................    572,800            1,212,501
     Holtek Semiconductor, Inc..........................  1,382,000            3,312,932
#    Holy Stone Enterprise Co., Ltd.....................  1,024,910            3,420,871
     Hong Pu Real Estate Development Co., Ltd...........  1,799,185            1,129,299
#    Hong TAI Electric Industrial.......................  1,589,000              504,084
     Hong YI Fiber Industry Co..........................  1,282,652              836,734
#    Horizon Securities Co., Ltd........................  2,827,000              606,011
#    Hota Industrial Manufacturing Co., Ltd.............  1,550,932            5,650,180
#    Hotron Precision Electronic Industrial Co., Ltd....    429,466              756,103
#    Hsin Kuang Steel Co., Ltd..........................  1,975,443            1,955,643
     Hsin Yung Chien Co., Ltd...........................    256,100              714,690
     Hsing TA Cement Co.................................    488,162              270,234
#    Hu Lane Associate, Inc.............................    616,866            1,730,597
     HUA ENG Wire & Cable Co., Ltd......................  2,965,565              906,903
     Huaku Development Co., Ltd.........................  1,821,816            4,607,210
     Huang Hsiang Construction Corp.....................    868,800              783,422
#    Hung Ching Development & Construction Co., Ltd.....  1,255,000              903,374
     Hung Sheng Construction, Ltd.......................  4,300,080            3,140,135
     Huxen Corp.........................................    301,244              453,814
*    Hwa Fong Rubber Industrial Co., Ltd................  1,923,890              756,860
#    Hwacom Systems, Inc................................    442,000              265,397
     Ibase Technology, Inc..............................    919,206            1,181,187
*    Ichia Technologies, Inc............................  2,327,000            1,301,337
*    I-Chiun Precision Industry Co., Ltd................  1,337,313              392,745
# *  Ideal Bike Corp....................................  1,305,734              256,085
     IEI Integration Corp...............................  1,366,388            1,515,842
     Infortrend Technology, Inc.........................  1,371,163              566,099
#    Info-Tek Corp......................................    478,000              258,110
     Innodisk Corp......................................    462,864            1,741,879
#    Inpaq Technology Co., Ltd..........................    512,000              568,363
     Intai Technology Corp..............................    252,000              877,971
#    Integrated Service Technology, Inc.................    432,178              596,478
     IntelliEPI, Inc....................................    225,000              480,338
#    International CSRC Investment Holdings Co..........  5,545,941            7,546,944
     International Games System Co., Ltd................    446,000            3,695,340
     Iron Force Industrial Co., Ltd.....................    379,393            1,044,364
#    I-Sheng Electric Wire & Cable Co., Ltd.............    791,000            1,111,393
#    ITE Technology, Inc................................  1,158,095            1,314,650
#    ITEQ Corp..........................................  1,659,614            5,480,669
#    Jarllytec Co., Ltd.................................    392,000              860,200
#    Jentech Precision Industrial Co., Ltd..............    496,868            1,885,944
     Jess-Link Products Co., Ltd........................    815,925              842,932
#    Jih Lin Technology Co., Ltd........................    324,000              687,730
     Jih Sun Financial Holdings Co., Ltd................ 11,724,332            3,727,604
#    Jinan Acetate Chemical Co., Ltd....................     49,000              234,788
     Jinli Group Holdings, Ltd..........................  1,025,653              585,571
     Johnson Health Tech Co., Ltd.......................    737,257            1,055,731
#    Jourdeness Group, Ltd..............................    193,000              634,726
#    K Laser Technology, Inc............................  1,102,000              508,427
     Kaimei Electronic Corp.............................    278,795              505,589
#    Kaori Heat Treatment Co., Ltd......................    613,197              881,200
#    Kaulin Manufacturing Co., Ltd......................    919,330              501,586
     KEE TAI Properties Co., Ltd........................  2,783,473            1,044,634
     Kenda Rubber Industrial Co., Ltd...................  1,216,000            1,186,530

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
#    Kenmec Mechanical Engineering Co., Ltd.............  1,494,000           $  694,240
#    Kerry TJ Logistics Co., Ltd........................  1,641,000            1,952,004
     Key Ware Electronics Co., Ltd......................    266,244               82,681
#    Kindom Construction Corp...........................  2,824,000            1,927,499
     King Chou Marine Technology Co., Ltd...............    503,920              627,081
     King Slide Works Co., Ltd..........................     50,000              525,770
     King Yuan Electronics Co., Ltd.....................  9,372,979            8,693,112
     Kingcan Holdings, Ltd..............................    254,844              126,297
     Kingpak Technology, Inc............................    217,117            1,229,270
     King's Town Bank Co., Ltd..........................  4,565,701            4,884,969
#    King's Town Construction Co., Ltd..................    889,074              743,492
#    Kinik Co...........................................    858,000            1,714,824
# *  Kinko Optical Co., Ltd.............................    964,000              943,966
     Kinpo Electronics.................................. 10,076,157            3,591,518
#    Kinsus Interconnect Technology Corp................  2,318,000            3,501,112
     KMC Kuei Meng International, Inc...................    464,253            1,699,118
#    KNH Enterprise Co., Ltd............................    333,020              118,590
#    KS Terminals, Inc..................................    964,482            1,432,851
     Kung Long Batteries Industrial Co., Ltd............    478,000            2,540,382
#    Kung Sing Engineering Corp.........................  2,084,000              493,638
# *  Kuo Toong International Co., Ltd...................  1,787,511            1,274,593
     Kuoyang Construction Co., Ltd......................  3,902,383            1,514,124
     Kwong Fong Industries Corp.........................    840,764              403,605
     Kwong Lung Enterprise Co., Ltd.....................    520,000              826,637
#    KYE Systems Corp...................................  1,869,672              533,555
#    L&K Engineering Co., Ltd...........................  1,281,048            1,140,178
#    La Kaffa International Co., Ltd....................    142,701              458,074
     LAN FA Textile.....................................  1,708,933              423,806
#    Land Mark Optoelectronics Corp.....................    469,300            4,208,148
     Lanner Electronics, Inc............................    772,626            1,945,019
     Laser Tek Taiwan Co., Ltd..........................    516,504              502,041
#    Laster Tech Corp., Ltd.............................    341,589              429,378
*    Leader Electronics, Inc............................    749,000              203,379
     Leadtrend Technology Corp..........................      3,086                2,440
#    Lealea Enterprise Co., Ltd.........................  5,816,892            1,893,848
     Ledlink Optics, Inc................................    325,300              288,774
     Ledtech Electronics Corp...........................    174,000               48,891
#    LEE CHI Enterprises Co., Ltd.......................  1,386,000              451,281
#    Lelon Electronics Corp.............................    628,300              823,095
#    Lemtech Holdings Co., Ltd..........................    153,000              716,676
*    Leofoo Development Co., Ltd........................  1,810,116              371,641
#    LES Enphants Co., Ltd..............................  1,029,754              289,928
#    Lextar Electronics Corp............................  2,460,500            1,395,871
#    Li Cheng Enterprise Co., Ltd.......................    593,506            1,301,605
*    Li Peng Enterprise Co., Ltd........................  5,029,897            1,187,779
     Lian HWA Food Corp.................................    600,625              890,101
     Lida Holdings, Ltd.................................    341,000              642,423
     Lien Hwa Industrial Corp...........................  4,981,587            5,466,218
     Lifestyle Global Enterprise, Inc...................    110,000              413,244
     Lingsen Precision Industries, Ltd..................  2,752,506              854,586
     Lion Travel Service Co., Ltd.......................    291,000              806,780
     Lite-On Semiconductor Corp.........................  1,906,539            2,141,427
     Long Bon International Co., Ltd....................  2,916,093            1,628,693
#    Long Chen Paper Co., Ltd...........................  4,510,693            2,645,342
#    Longwell Co........................................    788,000            1,387,842
#    Lotes Co., Ltd.....................................    521,923            3,706,769
     Lu Hai Holding Corp................................    315,690              450,950
*    Lucky Cement Corp..................................  1,645,000              374,717
     Lumax International Corp., Ltd.....................    647,592            1,507,615

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
#    Lung Yen Life Service Corp.........................  1,299,000           $2,579,157
# *  LuxNet Corp........................................    677,153              496,869
#    Macauto Industrial Co., Ltd........................    385,000            1,073,465
     Machvision, Inc....................................    251,000            3,442,051
#    Macroblock, Inc....................................    272,010              957,182
#    Macronix International............................. 11,030,486            8,582,567
     Makalot Industrial Co., Ltd........................  1,344,677            9,277,481
#    Marketech International Corp.......................    168,000              293,716
     Materials Analysis Technology, Inc.................    291,041              714,653
     Mayer Steel Pipe Corp..............................    944,567              487,661
     Maywufa Co., Ltd...................................     69,322               29,188
#    Mechema Chemicals International Corp...............    236,000              546,574
     Meiloon Industrial Co..............................    974,730              691,546
     Mercuries & Associates Holding, Ltd................  3,100,696            1,756,366
# *  Mercuries Life Insurance Co., Ltd..................  9,460,820            3,400,150
#    Merry Electronics Co., Ltd.........................  1,308,216            7,535,095
*    Microbio Co., Ltd..................................  2,912,607            1,382,022
#    Microelectronics Technology, Inc...................    367,655              319,441
     Mildef Crete, Inc..................................    356,000              495,471
     MIN AIK Technology Co., Ltd........................  1,087,452              558,400
     Mirle Automation Corp..............................  1,349,098            2,185,952
     Mitac Holdings Corp................................  5,239,403            5,432,639
#    Mobiletron Electronics Co., Ltd....................    507,800              613,728
#    momo.com, Inc......................................    241,000            2,150,837
# *  Mosel Vitelic, Inc.................................    231,486              155,194
# *  Motech Industries, Inc.............................  3,745,731            1,038,586
     MPI Corp...........................................    474,000            1,079,669
     Nak Sealing Technologies Corp......................    402,954              941,852
     Namchow Holdings Co., Ltd..........................  1,306,000            2,252,782
     Nan Kang Rubber Tire Co., Ltd......................  4,181,952            4,793,104
#    Nan Liu Enterprise Co., Ltd........................    309,000            1,652,230
     Nan Ren Lake Leisure Amusement Co., Ltd............    765,000              185,984
#    Nan Ya Printed Circuit Board Corp..................  1,804,000            2,716,608
     Nang Kuang Pharmaceutical Co., Ltd.................    449,000              444,919
#    Nantex Industry Co., Ltd...........................  2,142,606            2,262,775
#    National Petroleum Co., Ltd........................    217,824              305,152
     Netronix, Inc......................................    519,000              719,545
*    New Asia Construction & Development Corp...........    338,835               67,805
     New Best Wire Industrial Co., Ltd..................    195,600              162,151
#    New Era Electronics Co., Ltd.......................    312,000              231,122
     Nexcom International Co., Ltd......................    751,094              682,893
#    Nichidenbo Corp....................................  1,161,417            2,192,730
#    Nien Hsing Textile Co., Ltd........................    999,345              911,970
     Niko Semiconductor Co., Ltd........................    374,000              369,681
#    Nishoku Technology, Inc............................    262,400              462,002
#    Nova Technology Corp...............................     70,000              387,694
#    Nuvoton Technology Corp............................    699,000            1,110,945
     O-Bank Co., Ltd....................................  1,188,000              304,034
*    Ocean Plastics Co., Ltd............................  1,107,200              973,101
#    On-Bright Electronics, Inc.........................    237,052            1,376,096
     OptoTech Corp......................................  3,230,358            2,433,894
     Orient Europharma Co., Ltd.........................    321,000              596,827
*    Orient Semiconductor Electronics, Ltd..............  3,560,599            1,848,102
     Oriental Union Chemical Corp.......................  5,088,267            4,285,344
     O-TA Precision Industry Co., Ltd...................    111,227               97,748
     Pacific Construction Co............................  1,868,921              689,585
     Pacific Hospital Supply Co., Ltd...................    420,000              996,303
#    Paiho Shih Holdings Corp...........................    999,820            1,554,104
# *  Pan Jit International, Inc.........................  2,371,541            2,093,658

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
TAIWAN -- (Continued)
#    Pan-International Industrial Corp.................. 3,108,747           $2,655,071
#    Pao long International Co., Ltd....................   436,000              221,788
#    Parade Technologies, Ltd...........................   390,401            6,618,751
# *  Paragon Technologies Co., Ltd......................   480,246              293,822
     Parpro Corp........................................   218,000              256,954
#    PCL Technologies, Inc..............................   276,040              842,888
     P-Duke Technology Co., Ltd.........................   308,500            1,024,357
     PharmaEngine, Inc..................................   453,581            1,565,106
#    Pharmally International Holding Co., Ltd...........   285,452            1,979,969
# *  Phihong Technology Co., Ltd........................ 2,365,401              786,216
     Phoenix Tours International, Inc...................   299,450              354,831
*    Pili International Multimedia Co., Ltd.............    38,500               49,667
#    Pixart Imaging, Inc................................   892,150            2,856,911
     Planet Technology Corp.............................   190,000              396,815
     Plastron Precision Co., Ltd........................   551,462              269,133
#    Plotech Co., Ltd...................................   684,000              382,509
     Polytronics Technology Corp........................   396,027              745,524
#    Posiflex Technology, Inc...........................   332,457            1,173,409
     Power Wind Health Industry, Inc....................   147,282              949,294
#    Poya International Co., Ltd........................   352,098            4,268,274
     President Securities Corp.......................... 6,671,524            2,904,510
     Primax Electronics, Ltd............................ 2,988,000            6,119,761
#    Prince Housing & Development Corp.................. 9,047,644            3,264,515
# *  Princeton Technology Corp.......................... 1,016,000              289,151
     Pro Hawk Corp......................................   122,000              596,325
     Promate Electronic Co., Ltd........................ 1,227,000            1,286,931
*    Promise Technology, Inc............................ 1,094,286              284,700
#    Prosperity Dielectrics Co., Ltd....................   708,559            1,606,969
     P-Two Industries, Inc..............................   221,000              344,679
     Qisda Corp......................................... 3,314,900            2,111,311
     QST International Corp.............................   407,000            1,066,998
#    Qualipoly Chemical Corp............................   679,048              647,725
#    Quang Viet Enterprise Co., Ltd.....................   114,000              578,731
     Quanta Storage, Inc................................ 1,534,000            2,825,706
     Quintain Steel Co., Ltd............................ 1,760,823              462,246
     Radiant Opto-Electronics Corp...................... 2,864,000            9,679,573
*    Radium Life Tech Co., Ltd.......................... 5,207,100            2,283,139
#    Rafael Microelectronics, Inc.......................   165,000              896,774
#    Rechi Precision Co., Ltd........................... 2,569,181            2,150,183
#    Rexon Industrial Corp., Ltd........................    81,000              188,008
     Rich Development Co., Ltd.......................... 4,476,036            1,314,913
#    RichWave Technology Corp...........................   339,900              612,649
*    Right WAY Industrial Co., Ltd......................    96,000               63,057
*    Ritek Corp......................................... 8,749,924            2,930,065
# *  Roo Hsing Co., Ltd................................. 5,236,000            2,342,267
#    Rotam Global Agrosciences, Ltd.....................   497,268              304,472
#    Ruentex Engineering & Construction Co..............   208,000              396,376
     Run Long Construction Co., Ltd.....................   134,000              287,354
#    Sagittarius Life Science Corp......................   156,889              256,492
#    Samebest Co., Ltd..................................   166,400              723,059
     Sampo Corp......................................... 2,773,861            1,499,466
#    San Fang Chemical Industry Co., Ltd................ 1,333,647            1,025,679
     San Far Property, Ltd..............................   133,300               82,671
#    San Shing Fastech Corp.............................   794,875            1,400,207
     Sanitar Co., Ltd...................................   311,000              388,047
#    Sanyang Motor Co., Ltd............................. 4,243,628            2,767,505
#    SCI Pharmtech, Inc.................................   449,395            1,371,055
#    Scientech Corp.....................................   357,000              820,578
     SDI Corp...........................................   929,000            2,106,227

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     Sea Sonic Electronics Co., Ltd.....................     45,000           $   46,490
#    Senao International Co., Ltd.......................    813,541              937,060
#    Senao Networks, Inc................................    213,000              736,071
#    Sercomm Corp.......................................  1,721,000            3,795,016
#    Sesoda Corp........................................  1,326,712            1,120,967
     Shan-Loong Transportation Co., Ltd.................    558,000              543,524
#    Sharehope Medicine Co., Ltd........................    773,107              708,446
     Sheng Yu Steel Co., Ltd............................    867,980              542,296
     ShenMao Technology, Inc............................    604,891              391,001
     Shieh Yih Machinery Industry Co., Ltd..............    166,000               64,730
#    Shih Her Technologies, Inc.........................    360,000              544,611
*    Shih Wei Navigation Co., Ltd.......................  1,334,081              406,827
#    Shihlin Electric & Engineering Corp................  1,745,000            2,359,308
     Shin Hai Gas Corp..................................      1,245                1,644
     Shin Zu Shing Co., Ltd.............................  1,281,144            4,880,699
     Shinih Enterprise Co., Ltd.........................     71,000               36,809
*    Shining Building Business Co., Ltd.................  2,954,272              970,919
     Shinkong Insurance Co., Ltd........................  1,471,131            1,849,186
     Shinkong Synthetic Fibers Corp..................... 10,308,395            4,536,586
#    Shinkong Textile Co., Ltd..........................    979,542            1,340,725
     Shiny Chemical Industrial Co., Ltd.................    509,031            1,439,614
# *  Shuttle, Inc.......................................  2,436,152              944,633
     Sigurd Microelectronics Corp.......................  2,925,974            2,921,742
# *  Silicon Integrated Systems Corp....................  3,569,887            1,022,559
*    Silitech Technology Corp...........................    994,774              472,483
     Simplo Technology Co., Ltd.........................  1,137,800            9,663,222
     Sinbon Electronics Co., Ltd........................  1,611,813            5,692,140
     Sincere Navigation Corp............................  2,547,786            1,418,789
     Single Well Industrial Corp........................    296,916              233,874
     Sinher Technology, Inc.............................    332,000              535,235
     Sinmag Equipment Corp..............................    314,056            1,251,544
     Sinon Corp.........................................  3,065,510            1,870,409
#    Sinphar Pharmaceutical Co., Ltd....................  1,128,938              732,663
     Sinyi Realty Co....................................  1,679,660            1,709,874
     Sirtec International Co., Ltd......................    765,600              612,154
#    Sitronix Technology Corp...........................    901,879            3,714,319
     Siward Crystal Technology Co., Ltd.................  1,230,000              829,530
     Soft-World International Corp......................    817,000            1,935,663
# *  Solar Applied Materials Technology Co..............  1,633,207              992,394
     Solomon Technology Corp............................    869,000              669,405
     Solteam Electronics Co., Ltd.......................    484,034              438,014
     Song Shang Electronics Co., Ltd....................    672,840              370,011
#    Sonix Technology Co., Ltd..........................  1,094,000            1,112,855
     Southeast Cement Co., Ltd..........................  1,053,700              554,486
# *  Speed Tech Corp....................................    311,000              645,853
#    Spirox Corp........................................    667,824              564,657
     Sporton International, Inc.........................    516,192            3,062,582
     St Shine Optical Co., Ltd..........................    237,000            4,427,891
#    Standard Chemical & Pharmaceutical Co., Ltd........    904,571              966,579
#    Stark Technology, Inc..............................    787,688            1,430,796
#    Sun Race Sturmey-Archer, Inc.......................    253,000              279,237
#    Sun Yad Construction Co., Ltd......................     90,000               46,670
     Sunjuice Holdings Co., Ltd.........................     72,000              396,152
#    Sunko INK Co., Ltd.................................    865,000              260,459
     Sunny Friend Environmental Technology Co., Ltd.....    536,000            4,565,555
#    Sunonwealth Electric Machine Industry Co., Ltd.....  1,471,487            1,729,681
     Sunplus Technology Co., Ltd........................  4,002,000            1,646,826
     Sunrex Technology Corp.............................    916,612              556,708
     Sunspring Metal Corp...............................    800,000              910,725

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
*    Sunty Development Co., Ltd.........................     42,000           $   15,163
     Supreme Electronics Co., Ltd.......................  2,838,508            2,834,187
#    Swancor Holding Co., Ltd...........................    429,206            1,311,968
#    Sweeten Real Estate Development Co., Ltd...........    559,874              485,846
     Symtek Automation Asia Co., Ltd....................    305,172              589,778
     Syncmold Enterprise Corp...........................    894,750            2,529,022
#    Synmosa Biopharma Corp.............................    642,166              613,569
#    Sysage Technology Co., Ltd.........................    762,583              883,491
*    Sysgration.........................................    945,256              205,248
     Systex Corp........................................  1,405,388            3,089,996
     T3EX Global Holdings Corp..........................    759,117              686,339
     TA Chen Stainless Pipe.............................  1,010,251            1,435,225
     Ta Liang Technology Co., Ltd.......................    409,000              552,798
#    Ta Ya Electric Wire & Cable........................  4,420,306            1,562,715
     Ta Yih Industrial Co., Ltd.........................    219,000              450,818
     Tah Hsin Industrial Corp...........................    439,600              438,098
     TAI Roun Products Co., Ltd.........................    201,000               73,524
#    TA-I Technology Co., Ltd...........................  1,001,718            1,685,961
# *  Tai Tung Communication Co., Ltd....................    604,197              366,290
     Taichung Commercial Bank Co., Ltd.................. 18,145,234            7,047,670
#    TaiDoc Technology Corp.............................    374,470            1,862,613
#    Taiflex Scientific Co., Ltd........................  1,614,340            2,081,791
#    Taimide Tech, Inc..................................    742,250            1,261,577
#    Tainan Enterprises Co., Ltd........................    885,370              692,887
     Tainan Spinning Co., Ltd...........................  9,543,044            3,723,457
# *  Tainergy Tech Co., Ltd.............................  1,582,000              240,533
     Tainet Communication System Corp...................     66,000              131,044
#    Tai-Saw Technology Co., Ltd........................    235,120              156,669
#    Taisun Enterprise Co., Ltd.........................  2,399,648            1,522,160
# *  Taita Chemical Co., Ltd............................  1,430,951              475,413
#    Taiwan Chinsan Electronic Industrial Co., Ltd......    670,935              830,445
#    Taiwan Cogeneration Corp...........................  2,747,566            2,391,685
     Taiwan Fire & Marine Insurance Co., Ltd............  1,356,338              888,969
     Taiwan FU Hsing Industrial Co., Ltd................  1,173,000            1,544,875
     Taiwan Hon Chuan Enterprise Co., Ltd...............  2,220,468            3,565,767
     Taiwan Hopax Chemicals Manufacturing Co., Ltd......  1,321,120              830,423
*    Taiwan IC Packaging Corp...........................    106,000               12,028
*    Taiwan Land Development Corp.......................  6,444,991            1,824,656
# *  Taiwan Line Tek Electronic.........................    608,306              579,504
     Taiwan Navigation Co., Ltd.........................  1,468,777              924,981
     Taiwan Optical Platform Co., Ltd...................      9,453               34,064
#    Taiwan Paiho, Ltd..................................  1,991,287            4,876,015
     Taiwan PCB Techvest Co., Ltd.......................  2,089,238            2,563,185
# *  Taiwan Prosperity Chemical Corp....................    457,000              329,244
#    Taiwan Pulp & Paper Corp...........................  2,174,980            1,333,582
#    Taiwan Sakura Corp.................................  1,477,803            1,959,855
     Taiwan Sanyo Electric Co., Ltd.....................    417,400              351,923
     Taiwan Semiconductor Co., Ltd......................  1,582,000            2,861,334
     Taiwan Shin Kong Security Co., Ltd.................  1,728,710            2,140,192
     Taiwan Styrene Monomer.............................  3,812,209            3,089,091
     Taiwan Surface Mounting Technology Corp............  2,239,388            4,241,768
     Taiwan Taxi Co., Ltd...............................     58,800              121,857
#    Taiwan TEA Corp....................................  5,442,897            2,747,693
#    Taiwan Union Technology Corp.......................  1,612,000            5,884,687
#    Taiyen Biotech Co., Ltd............................    818,883              843,297
*    Tatung Co., Ltd....................................  3,650,015            2,816,982
     Tayih Lun An Co., Ltd..............................    315,890              242,738
     TCI Co., Ltd.......................................    321,826            4,804,678
     Te Chang Construction Co., Ltd.....................    334,206              311,884

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
#    Teapo Electronic Corp..............................    558,000           $  836,515
     Tehmag Foods Corp..................................    154,800            1,070,401
     Ten Ren Tea Co., Ltd...............................    164,980              205,223
#    Test Research, Inc.................................  1,233,821            2,151,167
     Test-Rite International Co., Ltd...................  2,181,495            1,497,522
*    Tex-Ray Industrial Co., Ltd........................    803,000              266,174
     Thinking Electronic Industrial Co., Ltd............    629,204            1,699,032
     Thye Ming Industrial Co., Ltd......................  1,178,669            1,223,167
#    Ton Yi Industrial Corp.............................  5,537,644            2,249,714
#    Tong Hsing Electronic Industries, Ltd..............  1,176,963            4,385,695
#    Tong Yang Industry Co., Ltd........................  3,342,741            4,774,991
*    Tong-Tai Machine & Tool Co., Ltd...................  1,557,892            1,059,490
     TOPBI International Holdings, Ltd..................    364,464            1,032,554
     Topco Scientific Co., Ltd..........................  1,403,087            4,027,044
     Topco Technologies Corp............................    276,720              658,635
     Topkey Corp........................................     73,000              328,079
     Topoint Technology Co., Ltd........................  1,034,898              677,031
     Toung Loong Textile Manufacturing..................    694,000            1,082,349
#    TPK Holding Co., Ltd...............................  2,736,000            5,071,632
#    Trade-Van Information Services Co..................    245,000              277,666
     Transart Graphics Co., Ltd.........................     18,000               32,060
     Transcend Information, Inc.........................  1,029,000            2,331,466
*    TrueLight Corp.....................................     37,100               35,734
     Tsang Yow Industrial Co., Ltd......................    571,000              359,432
     Tsann Kuen Enterprise Co., Ltd.....................    357,686              237,924
     TSC Auto ID Technology Co., Ltd....................    185,700            1,704,526
*    TSEC Corp..........................................  3,019,205              666,938
     TSRC Corp..........................................  4,903,200            4,517,173
#    Ttet Union Corp....................................    300,000            1,028,781
     TTFB Co., Ltd......................................     71,000              593,217
     TTY Biopharm Co., Ltd..............................  1,767,979            4,697,315
#    Tul Corp...........................................    101,200              215,835
#    Tung Ho Steel Enterprise Corp......................  6,639,000            4,750,027
#    Tung Thih Electronic Co., Ltd......................    466,600            1,100,636
     TURVO International Co., Ltd.......................    491,922            1,223,112
     TXC Corp...........................................  2,416,053            2,819,972
#    TYC Brother Industrial Co., Ltd....................  1,595,980            1,412,675
# *  Tycoons Group Enterprise...........................  2,822,767              597,436
#    Tyntek Corp........................................  2,372,039            1,322,077
     UDE Corp...........................................    486,000              469,351
#    Ultra Chip, Inc....................................    463,000              648,571
     U-Ming Marine Transport Corp.......................  3,747,000            3,923,212
     Unimicron Technology Corp..........................  8,522,000            9,524,965
#    Union Bank Of Taiwan...............................  8,021,693            2,844,380
#    Union Insurance Co., Ltd...........................    467,660              298,582
     Unitech Computer Co., Ltd..........................    684,804              461,213
#    Unitech Printed Circuit Board Corp.................  4,549,937            2,794,555
     United Integrated Services Co., Ltd................  1,477,951            6,585,801
#    United Orthopedic Corp.............................    684,935            1,046,556
     United Radiant Technology..........................    735,000              519,060
*    United Renewable Energy Co., Ltd................... 14,637,403            4,986,988
*    Unity Opto Technology Co., Ltd.....................  2,760,500              876,176
     Univacco Technology, Inc...........................     32,000               26,531
     Universal Cement Corp..............................  2,965,433            1,909,885
*    Universal Microelectronics Co., Ltd................     29,000               19,410
#    Universal Microwave Technology, Inc................    350,526            1,141,667
# *  Unizyx Holding Corp................................  2,706,430            2,022,562
     UPC Technology Corp................................  7,051,611            2,882,932
     Userjoy Technology Co., Ltd........................    247,487              532,963

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     USI Corp...........................................  7,076,156           $ 2,716,080
     Usun Technology Co., Ltd...........................    354,200               351,866
#    Utechzone Co., Ltd.................................    455,000             1,008,185
#    Ve Wong Corp.......................................    660,696               552,269
#    VHQ Media Holdings, Ltd............................    170,000               671,563
     Victory New Materials, Ltd. Co.....................    877,120               592,619
#    Visual Photonics Epitaxy Co., Ltd..................  1,351,772             3,700,879
#    Vivotek, Inc.......................................    180,200               656,403
#    Wafer Works Corp...................................  2,761,548             3,504,064
     Waffer Technology Corp.............................    780,000               328,461
# *  Wah Hong Industrial Corp...........................    144,021               120,838
     Wah Lee Industrial Corp............................  1,277,000             2,236,771
#    Walsin Technology Corp.............................  2,159,793            13,354,593
#    Walton Advanced Engineering, Inc...................  2,391,197               867,801
     WAN HWA Enterprise Co..............................    781,238               325,066
     Waterland Financial Holdings Co., Ltd.............. 16,058,982             5,406,611
# *  Ways Technical Corp., Ltd..........................    189,000               228,321
*    Wei Chuan Foods Corp...............................  1,088,000               952,111
#    Weikeng Industrial Co., Ltd........................  2,156,515             1,428,421
     Well Shin Technology Co., Ltd......................    700,000             1,224,581
     Weltrend Semiconductor.............................    182,000               154,551
*    Wha Yu Industrial Co., Ltd.........................    301,000               180,362
     Wholetech System Hitech, Ltd.......................    194,000               199,917
#    Winmate, Inc.......................................    230,000               391,833
     Winstek Semiconductor Co., Ltd.....................    469,000               397,032
     Wintek Corp........................................  5,447,000                60,479
     Wisdom Marine Lines Co., Ltd.......................  2,801,953             2,666,121
#    Wisechip Semiconductor, Inc........................    137,302               213,836
     Wistron NeWeb Corp.................................  2,262,155             5,860,552
     Wowprime Corp......................................    508,000             1,527,146
#    WT Microelectronics Co., Ltd.......................  3,725,450             4,922,133
*    WUS Printed Circuit Co., Ltd.......................  1,780,700             1,478,063
     XAC Automation Corp................................    539,000               501,587
     XPEC Entertainment, Inc............................    192,135                15,420
     Xxentria Technology Materials Corp.................  1,045,207             2,647,055
*    Yang Ming Marine Transport Corp....................  8,849,981             2,514,736
#    YC Co., Ltd........................................  3,174,453             1,407,447
     YC INOX Co., Ltd...................................  2,638,388             2,233,866
#    YCC Parts Manufacturing Co., Ltd...................    204,000               233,151
     Yea Shin International Development Co., Ltd........    860,076               528,059
#    Yeong Guan Energy Technology Group Co., Ltd........    821,929             2,178,890
     YFC-Boneagle Electric Co., Ltd.....................    751,000               722,708
     YFY, Inc........................................... 11,013,212             4,243,788
#    Yi Jinn Industrial Co., Ltd........................  1,676,284               765,749
#    Yieh Phui Enterprise Co., Ltd......................  9,563,833             2,917,158
     Ying Han Technology Co., Ltd.......................     73,000                81,342
#    Yonyu Plastics Co., Ltd............................    497,600               582,353
#    Young Fast Optoelectronics Co., Ltd................    905,872               511,272
#    Youngtek Electronics Corp..........................    903,666             1,352,874
     Yuanta Futures Co., Ltd............................    302,000               461,586
     Yulon Finance Corp.................................    824,480             3,084,209
#    Yulon Motor Co., Ltd...............................  4,305,000             2,718,806
     Yung Chi Paint & Varnish Manufacturing Co., Ltd....    466,869             1,109,891
     Yungshin Construction & Development Co., Ltd.......    690,000               782,992
     YungShin Global Holding Corp.......................  1,491,015             2,031,662
     Yungtay Engineering Co., Ltd.......................  2,989,000             6,239,697
     Yusin Holding Corp.................................      6,000                14,824
     Zeng Hsing Industrial Co., Ltd.....................    433,107             2,112,920
#    Zenitron Corp......................................  1,445,000             1,069,190

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ----------- -------------------------------
TAIWAN -- (Continued)
#   Zero One Technology Co., Ltd.......................     764,000         $      695,785
#   Zig Sheng Industrial Co., Ltd......................   3,607,732              1,038,792
#   Zinwell Corp.......................................   2,343,586              1,741,573
    Zippy Technology Corp..............................     958,948              1,139,491
#   ZongTai Real Estate Development Co., Ltd...........   1,308,849                806,656
                                                                            --------------
TOTAL TAIWAN...........................................                      1,248,814,515
                                                                            --------------
THAILAND -- (3.6%)
    AAPICO Hitech PCL..................................      32,300                 20,538
    AAPICO Hitech PCL..................................   1,013,740                644,602
    Advanced Information Technology PCL................     660,000                436,210
    AEON Thana Sinsap Thailand PCL.....................     577,700              3,338,626
    AEON Thana Sinsap Thailand PCL.....................      74,500                430,548
    After You PCL......................................   2,055,300                582,630
    AJ Plast PCL.......................................   1,497,588                466,750
    Amarin Printing & Publishing PCL...................     415,000                 66,946
    Amata Corp. PCL....................................   5,216,610              3,660,206
    Amata VN PCL.......................................     291,900                 48,460
    Ananda Development PCL.............................  16,799,800              2,094,384
    AP Thailand PCL....................................  12,540,116              3,103,114
    Asia Aviation PCL..................................  13,800,800              1,841,548
    Asia Plus Group Holdings PCL.......................   9,390,700                905,978
    Asia Sermkij Leasing PCL...........................   1,107,600                818,774
    Asian Insulators PCL...............................  12,731,600                 92,720
    Asian Phytoceuticals PCL...........................     139,443                 17,733
    Asian Seafoods Coldstorage PCL.....................   1,040,400                255,823
    Bangchak Corp. PCL.................................   2,893,900              2,946,022
    Bangkok Airways PCL................................   6,591,800              2,436,437
    Bangkok Aviation Fuel Services PCL.................   1,910,646              2,184,450
    Bangkok Chain Hospital PCL.........................  16,348,637              9,320,131
    Bangkok Insurance PCL..............................     185,181              1,879,362
    Bangkok Land PCL................................... 102,591,870              5,045,238
    Bangkok Ranch PCL..................................   4,475,000                521,441
    BCPG PCL...........................................   2,296,600              1,302,066
    Beauty Community PCL...............................  20,407,600              4,442,688
*   BEC World PCL......................................   9,033,748              2,546,710
    Better World Green PCL.............................  12,511,800                431,104
    Big Camera Corp. PCL...............................  12,506,400                481,844
    BJC Heavy Industries PCL...........................   3,479,500                233,238
    Buriram Sugar PCL..................................   1,978,400                387,314
    Cal-Comp Electronics Thailand PCL..................  17,045,744              1,014,469
    Central Plaza Hotel PCL............................      19,400                 25,978
    CH Karnchang PCL...................................   4,061,800              3,403,388
    Charoong Thai Wire & Cable PCL.....................     967,100                240,828
    Christiani & Nielsen Thai..........................   1,532,600                 95,052
    Chularat Hospital PCL, Class F.....................  54,323,100              3,335,107
*   CIMB Thai Bank PCL.................................   7,604,900                183,423
    CK Power PCL.......................................  22,534,990              4,129,356
    COL PCL............................................     258,600                200,076
    Com7 PCL...........................................   3,803,900              2,347,277
*   Country Group Development PCL......................  23,786,000                812,114
    Country Group Holdings PCL.........................   8,622,100                232,263
    Dhipaya Insurance PCL..............................   2,373,600              1,754,642
    Diamond Building Products PCL......................   1,511,800                258,083
    Dusit Thani PCL....................................     114,500                 38,735
    Dynasty Ceramic PCL................................  23,996,680              1,548,415
    Eastern Polymer Group PCL, Class F.................   8,262,700              1,682,304
    Eastern Printing PCL...............................     745,308                 78,908
    Eastern Water Resources Development and Management
      PCL, Class F.....................................   4,636,900              1,655,776

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
THAILAND -- (Continued)
*   Energy Earth PCL...................................  4,765,400           $   40,870
    Erawan Group PCL (The)............................. 14,852,570            3,233,371
    Esso Thailand PCL.................................. 11,311,700            3,932,964
    Forth Corp. PCL....................................  2,232,900              416,155
    Forth Smart Service PCL............................  2,541,300              600,997
    Fortune Parts Industry PCL.........................  2,658,200              189,842
    G J Steel PCL...................................... 16,722,780               73,334
    GFPT PCL...........................................  5,253,200            2,550,496
    Global Green Chemicals PCL, Class F................  1,481,500              570,789
*   GMM Grammy PCL.....................................    121,460               31,958
    Golden Land Property Development PCL...............  9,715,830            2,525,964
*   Group Lease PCL....................................    132,500               31,128
    Gunkul Engineering PCL.............................  4,444,080              384,202
    Haad Thip PCL......................................     16,600                7,800
    Hana Microelectronics PCL..........................  4,920,796            5,009,424
    ICC International PCL..............................    204,600              262,760
    Ichitan Group PCL..................................  4,239,400              523,202
*   Inter Far East Energy Corp.........................  4,679,700               85,209
    Interhides PCL.....................................  1,057,300              225,204
    Interlink Communication PCL........................  1,498,100              251,052
*   International Engineering PCL...................... 39,494,487                4,701
*   Italian-Thai Development PCL....................... 15,994,527            1,172,347
    Jasmine International PCL.......................... 27,614,600            4,843,908
    Jay Mart PCL.......................................  2,350,195              684,630
    JMT Network Services PCL...........................    926,800              458,683
    Jubilee Enterprise PCL.............................     24,700               11,296
    JWD Infologistics PCL..............................  2,544,800              693,493
    Kang Yong Electric PCL.............................      5,000               63,900
    Karmarts PCL.......................................  3,249,300              405,081
    KCE Electronics PCL................................  4,713,600            3,661,622
    KGI Securities Thailand PCL........................  8,198,300            1,114,507
    Khon Kaen Sugar Industry PCL....................... 15,190,237            1,427,430
    Khonburi Sugar PCL.................................    138,500               17,700
    Lam Soon Thailand PCL..............................  1,383,900              202,871
    Lanna Resources PCL................................  1,833,750              654,808
    LH Financial Group PCL............................. 48,598,139            2,268,167
    Loxley PCL.........................................  7,932,176              501,895
    LPN Development PCL................................    136,400               29,908
    LPN Development PCL................................  7,112,503            1,559,515
    Major Cineplex Group PCL...........................  4,142,400            3,697,992
    Malee Group PCL....................................    484,300              118,325
    Master Ad PCL......................................  1,292,700               60,738
    Maybank Kim Eng Securities Thailand PCL............  1,203,300              380,684
    MBK PCL............................................  7,295,500            4,798,919
    MC Group PCL.......................................  3,600,000            1,020,517
*   MCOT PCL...........................................  2,506,000              839,912
    MCS Steel PCL......................................  1,667,900              365,710
    Mega Lifesciences PCL..............................  3,554,100            4,007,756
    Millcon Steel PCL..................................  3,315,133              107,995
    Modernform Group PCL...............................  2,292,900              267,176
    Mono Technology PCL................................ 13,261,800              760,191
    Muang Thai Insurance PCL...........................     61,288              173,737
    Muramoto Electron Thailand PCL.....................     14,000               79,374
    Namyong Terminal PCL...............................  4,598,200              748,963
*   Nation Multimedia Group PCL........................  8,825,500               55,289
    Netbay PCL.........................................    597,100              565,772
    Nirvana Daii PCL...................................    206,600               20,579
    Origin Property PCL, Class F.......................  4,330,550            1,071,616
    Padaeng Industry PCL...............................    937,800              352,501

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                          SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ----------- -------------------------------
THAILAND -- (Continued)
    PCS Machine Group Holding PCL......................   2,646,100           $  576,050
*   Plan B Media Pcl, Class F..........................  11,916,400            2,538,184
    Platinum Group PCL (The)...........................   2,912,500              551,938
    Polyplex Thailand PCL..............................   3,951,550            1,769,997
*   Power Solution Technologies PCL....................   4,933,700               95,815
*   Precious Shipping PCL..............................   6,585,900            1,712,231
    Premier Marketing PCL..............................   2,777,100              743,750
    Prima Marine PCL...................................     975,100              232,130
    Principal Capital PCL..............................   1,296,400              198,978
    Property Perfect PCL...............................  41,392,900            1,063,185
    Pruksa Holding PCL.................................   4,855,100            2,859,072
    PTG Energy PCL.....................................   7,295,600            2,513,754
    Pylon PCL..........................................   1,256,200              247,895
    Quality Houses PCL.................................  52,682,926            4,884,619
    Raimon Land PCL....................................  13,437,800              534,566
    Rajthanee Hospital PCL.............................     198,700              149,375
    Ratchthani Leasing PCL.............................  13,861,937            2,692,060
    Regional Container Lines PCL.......................   3,754,500              536,273
    Rojana Industrial Park PCL.........................   8,117,854            1,360,392
    RS PCL.............................................   4,105,900            2,469,327
    S 11 Group PCL.....................................   1,096,300              254,115
    Sabina PCL.........................................      88,800               76,492
    Saha Pathana Inter-Holding PCL.....................     699,100            1,532,874
    Sahamitr Pressure Container PCL....................      90,900               27,476
    Saha-Union PCL.....................................     859,300            1,224,688
    Sahaviriya Steel Industries PCL....................  87,225,900               25,683
    Samart Corp. PCL...................................   3,732,800              876,930
*   Samart Digital Public Co., Ltd.....................   7,958,600               89,745
    Samart Telcoms PCL.................................   2,136,000              602,161
    Sansiri PCL........................................  69,366,810            3,107,112
    Sappe PCL..........................................   1,610,700              938,419
    SC Asset Corp. PCL.................................  19,009,315            1,798,219
    Scan Inter PCL.....................................   4,115,100              471,770
*   SCG Ceramics PCL...................................   4,998,929              331,957
    SEAFCO PCL.........................................   3,048,820              792,645
    Sena Development PCL...............................   2,172,733              253,174
    Sermsang Power Corp. Co., Ltd......................      86,800               21,615
    Siam Future Development PCL........................  12,064,647            2,361,912
    Siam Wellness Group Pcl............................   2,256,300              961,180
    Siamgas & Petrochemicals PCL.......................   8,004,500            2,607,574
    Singha Estate PCL..................................  25,426,854            2,532,730
    Sino-Thai Engineering & Construction PCL...........   1,167,000              922,999
    SNC Former PCL.....................................     241,600              103,678
    Somboon Advance Technology PCL.....................   2,220,437            1,342,347
    SPCG PCL...........................................   3,350,500            1,889,084
    Sri Ayudhya Capital PCL............................     187,300              256,676
    Sri Trang Agro-Industry PCL........................   8,027,708            3,294,063
    Sriracha Construction PCL..........................     830,400              243,203
    Srisawad Corp. PCL.................................   3,286,300            5,635,863
    Srisawad Finance PCL...............................     409,295              230,769
    Srithai Superware PCL..............................  10,347,100              382,446
    Srivichai Vejvivat PCL.............................      48,000                9,698
    Star Petroleum Refining PCL........................   1,911,500              634,672
    Stars Microelectronics Thailand PCL................     424,000               29,218
    STP & I PCL........................................   7,297,364            1,600,048
    Supalai PCL........................................   7,778,891            5,384,918
*   Super Energy Corp. PCL............................. 104,764,200            2,067,391
    Susco PCL..........................................   1,179,500              110,099
    SVI PCL............................................  13,016,300            1,957,032

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
THAILAND -- (Continued)
*    Symphony Communication PCL.........................    255,405          $     39,841
     Synergetic Auto Performance Co., Ltd...............  1,851,600               169,355
     Synnex Thailand PCL................................  2,926,440             1,054,160
     Syntec Construction PCL............................  5,395,500               425,894
     Taokaenoi Food & Marketing PCL, Class F............  3,626,180             1,226,711
     Tapaco PCL.........................................    292,700                55,010
*    Tata Steel Thailand PCL............................ 26,758,900               637,017
*    Thai Airways International PCL.....................  6,254,100             2,487,927
*    Thai Airways International PCL.....................    141,400                56,250
     Thai Central Chemical PCL..........................    295,800               266,382
     Thai Nakarin Hospital PCL..........................    274,400               315,872
     Thai President Foods PCL...........................      1,430                 7,167
     Thai Rayon PCL.....................................     38,400                47,361
     Thai Reinsurance PCL............................... 12,259,300               318,723
     Thai Solar Energy PCL, Class F.....................  5,181,295               418,723
     Thai Stanley Electric PCL, Class F.................    206,600             1,520,783
     Thai Steel Cable PCL...............................      3,400                 1,353
     Thai Vegetable Oil PCL.............................  4,503,875             3,809,072
     Thai Wacoal PCL....................................     78,000               114,832
     Thai Wah PCL.......................................  2,788,800               711,941
     Thaicom PCL........................................  4,240,700               870,057
     Thaifoods Group PCL................................  9,041,300               940,239
     Thaire Life Assurance PCL..........................  2,618,800               475,773
     Thitikorn PCL......................................  1,622,400               523,437
     Thoresen Thai Agencies PCL.........................  9,617,454             1,611,695
     Tipco Asphalt PCL..................................  4,537,300             2,558,227
     TIPCO Foods PCL....................................  2,066,682               543,779
     TKS Technologies PCL...............................    227,150                58,700
     TMT Steel PCL......................................  2,352,200               434,706
     TPC Power Holdings Co., Ltd........................  1,517,100               463,327
     TPI Polene PCL..................................... 60,752,600             3,767,898
     TRC Construction PCL............................... 29,701,754               325,626
*    TTCL PCL...........................................  1,330,540               327,165
*    TTCL PCL...........................................  1,068,171               262,651
     TTW PCL............................................ 12,307,300             4,780,283
*    U City PCL, Class F................................  3,935,514               281,064
     Unique Engineering & Construction PCL..............  5,469,370             1,764,589
     United Paper PCL...................................  3,155,600               998,326
     United Power of Asia PCL...........................    500,000                 5,012
     Univanich Palm Oil PCL.............................  2,135,200               374,538
     Univentures PCL....................................  8,066,900             1,591,902
     Vanachai Group PCL.................................  5,125,659               907,125
     VGI Global Media PCL...............................  9,939,500             3,004,422
     Vibhavadi Medical Center PCL....................... 34,168,300             2,065,617
     Vinythai PCL.......................................  2,839,734             2,245,992
     WHA Corp. PCL......................................  7,253,600               995,169
     WHA Utilities and Power PCL........................  4,624,700               854,682
     Workpoint Entertainment PCL........................  1,357,340               990,635
                                                                             ------------
TOTAL THAILAND..........................................                      258,656,034
                                                                             ------------
TURKEY -- (1.0%)
     Adana Cimento Sanayii TAS, Class A.................    584,890               683,561
# *  Afyon Cimento Sanayi TAS...........................    510,123               365,450
#    Akcansa Cimento A.S................................    406,847               439,330
*    Akenerji Elektrik Uretim A.S.......................    585,035                54,976
#    Aksa Akrilik Kimya Sanayii A.S.....................    719,825               982,849
# *  Aksa Enerji Uretim A.S.............................  1,304,431               514,423
     Aksigorta A.S......................................    991,138               701,452
#    Alarko Holding A.S.................................  1,783,022               798,851

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                             --------- -------------------------------
TURKEY -- (Continued)
#    Albaraka Turk Katilim Bankasi A.S...................... 3,931,296           $  943,288
#    Alkim Alkali Kimya A.S.................................   143,841              556,814
#    Anadolu Anonim Turk Sigorta Sirketi.................... 2,052,847            1,426,901
     Anadolu Cam Sanayii A.S................................ 2,144,824            1,104,911
#    Anadolu Hayat Emeklilik A.S............................   911,211              836,096
     AvivaSA Emeklilik ve Hayat A.S., Class A...............    97,076              154,378
     Aygaz A.S..............................................   709,919            1,098,893
# *  Bagfas Bandirma Gubre Fabrikalari A.S..................   305,510              276,072
# *  Baticim Bati Anadolu Cimento Sanayii A.S...............   770,153              273,847
# *  Bera Holding A.S....................................... 3,260,283              973,242
# *  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S...... 1,146,397              480,804
*    Bizim Toptan Satis Magazalari A.S......................   336,401              452,688
     Bolu Cimento Sanayii A.S...............................   506,059              257,065
#    Borusan Mannesmann Boru Sanayi ve Ticaret A.S..........   508,647              785,443
     Borusan Yatirim ve Pazarlama A.S.......................    28,364              173,006
*    Boyner Perakende Ve Tekstil Yatirimlari A.S............   287,924              230,767
# *  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S........   430,709              471,098
#    Celebi Hava Servisi A.S................................    51,197              640,397
# *  Cimsa Cimento Sanayi VE Ticaret A.S....................   556,545              612,409
#    Dogan Sirketler Grubu Holding A.S...................... 9,970,149            1,774,103
#    Dogus Otomotiv Servis ve Ticaret A.S...................   484,393              374,436
#    Eczacibasi Yatirim Holding Ortakligi A.S...............   226,880              287,309
     EGE Endustri VE Ticaret A.S............................    14,939            1,043,518
#    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
       Sanayi ve Ticaret A.S................................ 1,560,582              733,501
     ENERJISA ENERJI AS..................................... 1,583,071            1,428,650
#    Erbosan Erciyas Boru Sanayii ve Ticaret A.S............   161,885              425,516
# *  Fenerbahce Futbol A.S..................................   282,748              337,681
# *  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.....   413,527              150,523
# *  Global Yatirim Holding A.S............................. 1,528,623              744,078
#    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S....   107,555              195,461
#    Goodyear Lastikleri TAS................................   749,260              394,577
*    Gozde Girisim Sermayesi Yatirim Ortakligi A.S.......... 1,732,666              967,975
*    GSD Holding AS......................................... 2,632,862              397,761
# *  Gubre Fabrikalari TAS..................................   663,443              297,174
# *  Hektas Ticaret TAS.....................................   404,119              820,363
# *  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S...... 1,141,706              168,520
# *  Ihlas Holding A.S...................................... 7,162,300              599,837
     Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
       Ticaret A.S..........................................   170,909              187,945
# *  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S...   796,450              590,833
# *  Is Finansal Kiralama A.S...............................   558,147              740,263
     Is Yatirim Menkul Degerler A.S., Class A............... 1,135,191              460,660
# *  Isiklar Enerji ve Yapi Holding A.S.....................   739,540               38,437
# *  Izmir Demir Celik Sanayi A.S........................... 1,055,577              308,009
# *  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class A.............................................. 1,794,266              680,403
# *  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class B..............................................   980,518              365,202
# *  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class D.............................................. 6,321,063            2,399,382
# *  Karsan Otomotiv Sanayii Ve Ticaret A.S................. 1,568,932              392,442
     Kartonsan Karton Sanayi ve Ticaret A.S.................    10,145              534,327
# *  Kerevitas Gida Sanayi ve Ticaret A.S...................   459,795              117,310
#    Konya Cimento Sanayii A.S..............................    11,299              350,922
#    Kordsa Teknik Tekstil A.S..............................   528,149            1,056,768
# *  Koza Altin Isletmeleri A.S.............................   374,513            2,674,234
# *  Koza Anadolu Metal Madencilik Isletmeleri A.S.......... 1,175,270            1,094,136
# *  Logo Yazilim Sanayi Ve Ticaret A.S.....................   113,926              731,424
#    Mardin Cimento Sanayii ve Ticaret A.S..................   273,476              138,448
# *  Metro Ticari ve Mali Yatirimlar Holding A.S............ 1,698,921              225,081
# *  Migros Ticaret A.S.....................................   448,873            1,037,727
# *  NET Holding A.S........................................ 2,071,456              590,271
# *  Netas Telekomunikasyon A.S.............................   450,118              556,838

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                             SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                           ---------- -------------------------------
TURKEY -- (Continued)
     Nuh Cimento Sanayi A.S...............................    435,429         $      521,025
     Otokar Otomotiv Ve Savunma Sanayi A.S................     82,998              1,559,338
# *  Parsan Makina Parcalari Sanayii A.S..................    126,184                245,557
*    Pegasus Hava Tasimaciligi A.S........................    326,074              1,692,275
#    Polisan Holding A.S..................................    698,330                342,760
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  1,508,806                819,444
# *  Sasa Polyester Sanayi A.S............................  1,059,208              1,078,605
# *  Sekerbank Turk AS....................................  3,162,508                536,132
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  1,345,460                905,467
     Soda Sanayii A.S.....................................  3,254,164              4,233,906
#    Tat Gida Sanayi A.S..................................    635,556                442,427
     Tekfen Holding A.S...................................  1,182,097              5,279,918
     Trakya Cam Sanayii A.S...............................  3,952,351              2,101,724
# *  Tumosan Motor ve Traktor Sanayi A.S..................    301,099                224,902
# *  Turcas Petrol A.S....................................    932,689                217,917
# *  Turk Traktor ve Ziraat Makineleri A.S................    111,967                521,078
*    Turkiye Sinai Kalkinma Bankasi A.S................... 11,740,928              1,477,416
     Ulker Biskuvi Sanayi A.S.............................  1,144,106              3,648,259
# *  Vestel Elektronik Sanayi ve Ticaret A.S..............    788,499              1,584,857
# *  Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S..........  1,001,129                744,454
# *  Zorlu Enerji Elektrik Uretim A.S.....................  4,203,616                882,509
                                                                              --------------
TOTAL TURKEY..............................................                        71,761,026
                                                                              --------------
TOTAL COMMON STOCKS.......................................                     6,810,807,383
                                                                              --------------
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.8%)
     AES Tiete Energia SA.................................      7,992                  4,403
     Alpargatas SA........................................  1,427,511              5,697,520
*    AZUL SA..............................................    127,409              1,104,768
     Banco ABC Brasil S.A.................................    980,846              4,865,332
     Banco do Estado do Rio Grande do Sul SA, Class B.....  1,957,792             12,192,824
*    Banco Pan SA.........................................  1,854,940              1,603,694
     Centrais Eletricas Santa Catarina....................     80,500                964,908
     Cia de Saneamento do Parana..........................  2,793,401             10,144,610
     Cia de Transmissao de Energia Eletrica Paulista......  2,214,232             11,858,629
     Cia Energetica de Minas Gerais.......................  5,786,382             21,751,873
     Cia Energetica de Sao Paulo, Class B.................  2,043,355             13,455,262
     Cia Energetica do Ceara, Class A.....................    137,839              1,827,612
     Cia Ferro Ligas da Bahia - FERBASA...................    490,634              2,648,931
     Cia Paranaense de Energia............................    960,299             10,090,107
     Eucatex SA Industria e Comercio......................    147,078                170,668
*    Gol Linhas Aereas Inteligentes SA....................    389,348              2,261,954
     Grazziotin SA........................................     10,300                 60,207
     Marcopolo SA.........................................  5,658,518              5,079,693
     Randon SA Implementos e Participacoes................  2,113,057              4,580,598
     Schulz SA............................................     51,100                 93,831
     Unipar Carbocloro SA.................................    465,910              4,609,074
     Usinas Siderurgicas de Minas Gerais SA, Class A......  4,506,318              9,918,014
                                                                              --------------
TOTAL BRAZIL..............................................                       124,984,512
                                                                              --------------
CHILE -- (0.0%)
     Coca-Cola Embonor SA, Class B........................    666,620              1,574,770
                                                                              --------------
COLOMBIA -- (0.0%)
     Avianca Holdings SA..................................  3,056,704              1,389,733

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                             SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                           ---------- -------------------------------
COLOMBIA -- (Continued)
       Banco Davivienda SA................................     42,983         $      531,762
                                                                              --------------
TOTAL COLOMBIA............................................                         1,921,495
                                                                              --------------
TOTAL PREFERRED STOCKS....................................                       128,480,777
                                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Gafisa S.A. Rights 05/23/19........................    193,369                 17,753
*      Terra Santa Agro SA Right 06/03/19.................         83                      0
                                                                              --------------
TOTAL BRAZIL..............................................                            17,753
                                                                              --------------
HONG KONG -- (0.0%)
*      China International Marine Containers Co., Ltd.
         Rights 05/03/19..................................     13,093                      0
*      Prosperity International Holdings HK, Ltd. Rights
         05/14/19.........................................    464,800                  3,496
                                                                              --------------
TOTAL HONG KONG...........................................                             3,496
                                                                              --------------
INDONESIA -- (0.0%)
*      Medco Energi Internasional Tbk PT Warrants
         12/11/20......................................... 13,254,866                245,564
                                                                              --------------
POLAND -- (0.0%)
*      Hawe SA Rights 09/30/15............................    846,548                      0
                                                                              --------------
SOUTH KOREA -- (0.0%)
*      Doosan Heavy Industries & Construction Co., Ltd.
         Rights 05/09/2019................................    212,322                261,733
                                                                              --------------
TOTAL RIGHTS/WARRANTS.....................................                           528,546
                                                                              --------------
TOTAL INVESTMENT SECURITIES...............................                     6,939,816,706
                                                                              --------------

                                                                                  VALUE+
                                                                      -------------------------------
SECURITIES LENDING COLLATERAL -- (3.5%)
@ (S)  The DFA Short Term Investment Fund................. 21,799,826            252,245,784
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,909,001,073).................................                      $7,192,062,490
                                                                              ==============

ADR                         American Depositary Receipt
CP                          Certificate Participation
GDR                         Global Depositary Receipt
P.L.C.                      Public Limited Company
SA                          Special Assessment
ST                          Special Tax

(double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
*                           Non-Income Producing Securities.
#                           Total or Partial Securities on Loan.
+                           See Note B to Financial Statements.
@                           Security purchased with cash proceeds from
                            Securities on Loan.
(S)                         Affiliated Fund.

As of April 30, 2019, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                            UNREALIZED
                             NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                  CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                  --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets
  Index(R)..................    650     06/21/19  $33,805,254 $35,106,500   $1,301,246

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED


                                                                            UNREALIZED
                             NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                  CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                  --------- ---------- ----------- ----------- --------------
S&P 500(R) Emini Index......    88      06/21/19  $12,493,609 $12,973,400   $  479,791
                                                  ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.....                      $46,298,863 $48,079,900   $1,781,037
                                                  =========== ===========   ==========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                    LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                 -------------- -------------- ---------- --------------
Common Stocks
   Brazil....................... $  555,433,680             --         -- $  555,433,680
   Chile........................    119,387,956             --         --    119,387,956
   China........................     93,322,215 $1,134,437,235         --  1,227,759,450
   Colombia.....................     19,554,766             --         --     19,554,766
   Greece.......................             --     23,674,446         --     23,674,446
   Hong Kong....................         34,220      2,117,730         --      2,151,950
   Hungary......................             --     12,103,469         --     12,103,469
   India........................      5,338,776    755,359,304         --    760,698,080
   Indonesia....................        493,122    211,362,442         --    211,855,564
   Malaysia.....................             --    230,579,192         --    230,579,192
   Mexico.......................    217,713,068         20,914         --    217,733,982
   Philippines..................             --     96,687,685         --     96,687,685
   Poland.......................             --     88,316,051         --     88,316,051
   Russia.......................      4,973,740             --         --      4,973,740
   Singapore....................             --         91,081         --         91,081
   South Africa.................     12,586,386    487,603,046         --    500,189,432
   South Korea..................         48,988  1,160,336,296         --  1,160,385,284
   Taiwan.......................         88,400  1,248,726,115         --  1,248,814,515
   Thailand.....................    258,351,562        304,472         --    258,656,034
   Turkey.......................             --     71,761,026         --     71,761,026
Preferred Stocks
   Brazil.......................    124,984,512             --         --    124,984,512
   Chile........................      1,574,770             --         --      1,574,770
   Colombia.....................      1,921,495             --         --      1,921,495
Rights/Warrants
   Brazil.......................             --         17,753         --         17,753
   Hong Kong....................             --          3,496         --          3,496
   Indonesia....................             --        245,564         --        245,564
   South Korea..................             --        261,733         --        261,733
Securities Lending Collateral...             --    252,245,784         --    252,245,784
Futures Contracts**.............      1,781,037             --         --      1,781,037
                                 -------------- -------------- ---------- --------------
TOTAL........................... $1,417,588,693 $5,776,254,834         -- $7,193,843,527
                                 ============== ============== ========== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (97.6%)
COMMUNICATION SERVICES -- (12.3%)
     Activision Blizzard, Inc...........................   496,359 $ 23,929,467
     AT&T, Inc.......................................... 7,170,552  222,000,290
     ATN International, Inc.............................       684       41,758
     Beasley Broadcast Group, Inc., Class A.............     9,471       34,759
# *  Cars.com, Inc......................................    43,079      896,474
     CBS Corp., Class A.................................    14,300      734,734
     CenturyLink, Inc...................................    70,603      806,286
*    Charter Communications, Inc., Class A..............   339,394  125,979,659
#    Cinemark Holdings, Inc.............................    79,716    3,352,058
     Comcast Corp., Class A............................. 7,135,970  310,628,774
#    Consolidated Communications Holdings, Inc..........    10,700       55,212
*    Discovery, Inc., Class B...........................     3,609      134,363
*    Discovery, Inc., Class C...........................     3,762      108,195
     Entravision Communications Corp., Class A..........    56,828      163,096
     EW Scripps Co. (The), Class A......................    81,265    1,852,029
*    Fox Corp., Class A.................................   329,215   12,836,093
*    Fox Corp., Class B.................................   143,308    5,517,358
#    Gannett Co., Inc...................................    71,219      664,473
# *  GCI Liberty, Inc., Class A.........................   123,145    7,341,905
*    GCI Liberty, Inc., Class B.........................     1,686      102,804
*    Gray Television, Inc...............................    54,374    1,273,983
*    Hemisphere Media Group, Inc........................    18,877      275,793
*    IAC/InterActiveCorp................................    81,587   18,344,021
*    IMAX Corp..........................................     4,700      114,586
     Interpublic Group of Cos., Inc. (The)..............    79,202    1,821,646
# *  Iridium Communications, Inc........................    41,000    1,125,860
     John Wiley & Sons, Inc., Class A...................    27,900    1,288,422
*    Liberty Broadband Corp.............................     1,905      188,500
*    Liberty Broadband Corp., Class A...................    24,095    2,370,707
*    Liberty Broadband Corp., Class C...................    67,601    6,672,895
*    Liberty Latin America, Ltd., Class A...............     1,500       31,395
*    Liberty Latin America, Ltd., Class C...............       844       17,589
*    Liberty Media Corp.-Liberty Braves, Class A........     7,613      215,905
*    Liberty Media Corp.-Liberty Braves, Class B........       762       24,235
*    Liberty Media Corp.-Liberty Braves, Class C........    16,901      475,763
*    Liberty Media Corp.-Liberty Formula One, Class A...    17,043      643,544
*    Liberty Media Corp.-Liberty Formula One, Class C...    83,739    3,249,911
*    Liberty Media Corp.-Liberty SiriusXM, Class A......    96,383    3,849,537
*    Liberty Media Corp.-Liberty SiriusXM, Class B......     7,622      310,025
*    Liberty Media Corp.-Liberty SiriusXM, Class C......   208,010    8,353,682
*    Liberty TripAdvisor Holdings, Inc., Class A........    76,802    1,132,061
*    Liberty TripAdvisor Holdings, Inc., Class B........     3,422       51,433
#    Lions Gate Entertainment Corp., Class A............    37,016      540,063
#    Lions Gate Entertainment Corp., Class B............     9,269      126,058
*    Madison Square Garden Co. (The), Class A...........    12,352    3,859,259
     Marcus Corp. (The).................................    20,099      756,124
*    Meet Group, Inc. (The).............................    83,800      465,928
#    Meredith Corp......................................    44,176    2,606,384
# *  MSG Networks, Inc., Class A........................    29,558      680,721
#    New Media Investment Group, Inc....................    35,759      382,264
     News Corp., Class A................................   402,247    4,995,908
     News Corp., Class B................................    99,903    1,247,788
     Nexstar Media Group, Inc., Class A.................    51,781    6,060,966
# *  ORBCOMM, Inc.......................................    82,899      600,189

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                         SHARES     VALUE+
                                                         ------- ------------
COMMUNICATION SERVICES -- (Continued)
     Saga Communications, Inc., Class A.................   8,693 $    278,871
     Salem Media Group, Inc.............................  10,922       22,609
     Scholastic Corp....................................  31,200    1,244,256
     Sinclair Broadcast Group, Inc., Class A............  82,369    3,771,677
     Spok Holdings, Inc.................................  12,522      173,430
# *  Sprint Corp........................................ 422,600    2,358,108
     TEGNA, Inc......................................... 184,139    2,931,493
     Telephone & Data Systems, Inc......................  90,571    2,887,403
*    T-Mobile US, Inc................................... 113,786    8,305,240
     Tribune Media Co., Class A.........................  17,771      821,020
*    Tribune Publishing Co..............................     900        9,684
*    United States Cellular Corp........................  12,191      586,387
*    Vonage Holdings Corp...............................  85,934      835,278
     Walt Disney Co. (The).............................. 498,015   68,213,115
*    Yelp, Inc..........................................  52,714    2,111,723
*    Zillow Group, Inc., Class A........................  30,310    1,006,595
# *  Zillow Group, Inc., Class C........................  70,220    2,345,348
*    Zynga, Inc., Class A............................... 640,800    3,626,928
                                                                 ------------
TOTAL COMMUNICATION SERVICES............................          892,862,097
                                                                 ------------
CONSUMER DISCRETIONARY -- (6.2%)
*    1-800-Flowers.com, Inc., Class A...................  44,330      943,786
     Aaron's, Inc.......................................  75,999    4,232,384
     Acushnet Holdings Corp.............................   2,067       52,109
*    Adtalem Global Education, Inc......................  53,564    2,641,776
*    American Axle & Manufacturing Holdings, Inc........  70,013    1,032,692
     American Eagle Outfitters, Inc..................... 172,550    4,103,239
*    American Outdoor Brands Corp.......................  64,307      633,424
     Aramark............................................ 208,769    6,488,541
*    Asbury Automotive Group, Inc.......................   3,378      270,848
# *  Ascena Retail Group, Inc........................... 135,576      161,335
# *  Ascent Capital Group, Inc., Class A................   8,198        5,739
     Autoliv, Inc.......................................  39,386    3,091,407
# *  AutoNation, Inc....................................  58,352    2,446,699
*    Barnes & Noble Education, Inc......................   7,710       33,153
#    Barnes & Noble, Inc................................  55,600      279,668
     Bassett Furniture Industries, Inc..................   2,900       51,504
*    Beazer Homes USA, Inc..............................   4,326       57,493
#    Bed Bath & Beyond, Inc.............................  25,907      432,906
     Best Buy Co., Inc..................................  15,363    1,143,161
#    Big 5 Sporting Goods Corp..........................  16,901       44,450
#    Big Lots, Inc......................................  41,729    1,550,650
*    Biglari Holdings, Inc., Class B....................       8        1,115
#    BJ's Restaurants, Inc..............................  16,658      831,401
# *  Boot Barn Holdings, Inc............................  32,500      935,675
     BorgWarner, Inc.................................... 191,389    7,994,319
     Brunswick Corp.....................................  59,540    3,049,043
*    Build-A-Bear Workshop, Inc.........................  25,874      144,894
# *  Caesars Entertainment Corp......................... 362,380    3,391,877
     Caleres, Inc.......................................  74,697    1,959,302
     Callaway Golf Co...................................  70,543    1,238,735
     Canterbury Park Holding Corp.......................   2,755       40,003
     Capri Holdings, Ltd................................ 122,831    5,414,390
*    Career Education Corp..............................  78,974    1,433,378
     Carnival Corp...................................... 489,649   26,862,144
     Carriage Services, Inc.............................  20,916      367,076
*    Carrols Restaurant Group, Inc......................   5,700       55,917
*    Cavco Industries, Inc..............................   7,600      948,252
# *  Century Communities, Inc...........................  14,709      374,050

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*    Chuy's Holdings, Inc...............................    16,443 $   327,051
     Citi Trends, Inc...................................     3,415      63,212
# *  Conn's, Inc........................................    25,450     658,392
     Cooper Tire & Rubber Co............................    55,558   1,658,962
*    Cooper-Standard Holdings, Inc......................    18,702     947,630
     Core-Mark Holding Co., Inc.........................    96,236   3,498,179
     CSS Industries, Inc................................    10,465      73,360
     Culp, Inc..........................................    10,036     205,939
     Dana, Inc..........................................   112,665   2,196,968
*    Deckers Outdoor Corp...............................    22,626   3,579,659
*    Delta Apparel, Inc.................................     7,532     181,295
#    Designer Brands, Inc...............................    75,552   1,681,032
#    Dick's Sporting Goods, Inc.........................    83,076   3,073,812
#    Dillard's, Inc., Class A...........................   120,300   8,234,535
# *  Dorman Products, Inc...............................     9,311     816,295
     DR Horton, Inc.....................................   208,125   9,222,019
#    Educational Development Corp.......................     3,358      30,222
*    El Pollo Loco Holdings, Inc........................     4,415      56,424
     Escalade, Inc......................................       277       3,335
     Extended Stay America, Inc.........................    98,669   1,767,162
*    Fiesta Restaurant Group, Inc.......................     1,300      16,458
     Flanigan's Enterprises, Inc........................       865      21,569
     Flexsteel Industries, Inc..........................     2,068      44,793
     Foot Locker, Inc...................................    96,715   5,533,065
     Ford Motor Co...................................... 2,868,969  29,980,726
# *  Fossil Group, Inc..................................       600       7,842
# *  Fred's, Inc., Class A..............................    32,745      47,808
#    GameStop Corp., Class A............................   104,752     906,105
     Gaming Partners International Corp.................       500       6,870
     General Motors Co.................................. 1,095,598  42,673,542
*    Genesco, Inc.......................................     6,456     289,293
     Gentex Corp........................................   216,294   4,981,251
*    Gentherm, Inc......................................    37,081   1,570,751
*    G-III Apparel Group, Ltd...........................    31,225   1,347,359
     Goodyear Tire & Rubber Co. (The)...................   255,657   4,911,171
     Graham Holdings Co., Class B.......................     5,780   4,297,025
*    Green Brick Partners, Inc..........................     2,594      23,190
#    Group 1 Automotive, Inc............................    57,936   4,536,968
#    Guess?, Inc........................................    70,100   1,427,937
# *  Habit Restaurants, Inc. (The), Class A.............    23,800     253,708
#    Hamilton Beach Brands Holding Co., Class A.........    10,413     188,475
#    Harley-Davidson, Inc...............................   134,903   5,022,439
#    Haverty Furniture Cos., Inc........................    33,479     797,470
*    Helen of Troy, Ltd.................................    61,653   8,878,032
# *  Hibbett Sports, Inc................................    20,800     430,560
     Hooker Furniture Corp..............................    14,814     441,605
*    Houghton Mifflin Harcourt Co.......................     6,300      44,919
     Hyatt Hotels Corp., Class A........................    16,230   1,245,328
#    International Game Technology P.L.C................     7,100     103,873
     International Speedway Corp., Class A..............    24,844   1,096,117
*    J Alexander's Holdings, Inc........................     2,666      29,299
# *  JC Penney Co., Inc.................................    85,215     116,745
     Johnson Outdoors, Inc., Class A....................    15,588   1,195,132
     KB Home............................................    30,800     798,028
#    Kohl's Corp........................................    14,353   1,020,498
# *  Lakeland Industries, Inc...........................     9,887     125,466
# *  Lands' End, Inc....................................    13,703     239,940
*    Laureate Education, Inc., Class A..................    14,985     235,864
     La-Z-Boy, Inc......................................    56,332   1,847,690

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                                                SHARES    VALUE+
                                                                                ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
                            LCI Industries.....................................   6,300 $   553,455
                            Lear Corp..........................................  33,378   4,773,054
                            Lennar Corp., Class A.............................. 224,100  11,659,923
                            Lennar Corp., Class B..............................  12,506     521,750
# *                         Libbey, Inc........................................  25,700      64,250
*                           Liberty Expedia Holdings, Inc., Class A............  80,904   3,755,564
*                           Liberty Expedia Holdings, Inc., Class B............   3,457     161,252
                            Lifetime Brands, Inc...............................  16,431     155,437
#                           Lithia Motors, Inc., Class A.......................  34,933   3,965,594
*                           LKQ Corp...........................................  95,234   2,866,543
*                           M/I Homes, Inc.....................................  37,930   1,068,488
                            Macy's, Inc........................................ 275,055   6,474,795
*                           MarineMax, Inc.....................................  29,164     504,246
                            Marriott Vacations Worldwide Corp..................  29,279   3,092,741
(double right angle quote)  Media General, Inc. Contingent Value Rights........  25,196         988
*                           Meritage Homes Corp................................  28,156   1,440,179
                            MGM Resorts International.......................... 227,871   6,068,205
*                           Modine Manufacturing Co............................  14,650     216,674
*                           Mohawk Industries, Inc.............................  98,740  13,453,325
*                           Monarch Casino & Resort, Inc.......................   1,103      47,087
#                           Monro, Inc.........................................   3,100     259,873
# *                         Motorcar Parts of America, Inc.....................  17,638     364,401
                            Movado Group, Inc..................................  21,998     784,229
# *                         Murphy USA, Inc....................................  33,478   2,861,365
*                           Nautilus, Inc......................................   8,500      45,475
#                           Newell Brands, Inc................................. 169,803   2,441,767
                            Office Depot, Inc.................................. 567,926   1,363,022
# *                         Overstock.com, Inc.................................     251       3,308
#                           Oxford Industries, Inc.............................  11,400     946,884
#                           Penske Automotive Group, Inc.......................  43,845   2,013,362
*                           Potbelly Corp......................................  25,202     224,298
                            PulteGroup, Inc.................................... 275,833   8,677,706
                            PVH Corp...........................................  45,600   5,881,944
*                           Qurate Retail Group, Inc. QVC Group, Class B.......  31,258     526,072
*                           Qurate Retail, Inc................................. 620,725  10,583,361
                            RCI Hospitality Holdings, Inc......................  12,026     273,832
# *                         Red Robin Gourmet Burgers, Inc.....................  31,175     998,535
*                           Regis Corp.........................................  38,593     722,461
                            Rocky Brands, Inc..................................   8,729     222,677
                            Royal Caribbean Cruises, Ltd....................... 322,500  39,003,150
#                           RTW RetailWinds, Inc...............................   8,600      19,952
# *                         ServiceMaster Global Holdings, Inc.................  30,742   1,507,280
*                           Shiloh Industries, Inc.............................  15,461      88,437
#                           Shoe Carnival, Inc.................................  32,650   1,164,299
#                           Signet Jewelers, Ltd...............................  17,215     399,044
*                           Skechers U.S.A., Inc., Class A..................... 142,209   4,502,337
#                           Sonic Automotive, Inc., Class A....................  17,700     358,071
                            Speedway Motorsports, Inc..........................  14,935     274,057
                            Standard Motor Products, Inc.......................  37,342   1,865,980
                            Steven Madden, Ltd.................................  20,780     755,353
*                           Stoneridge, Inc....................................  19,361     608,516
                            Strategic Education, Inc...........................  15,678   2,247,441
#                           Strattec Security Corp.............................   5,224     158,235
                            Superior Group of Cos, Inc.........................  17,956     300,583
                            Superior Industries International, Inc.............  23,275     115,211
*                           Tandy Leather Factory, Inc.........................   9,974      59,046
                            Tapestry, Inc......................................  74,100   2,391,207
                            Target Corp........................................ 277,933  21,517,573
*                           Taylor Morrison Home Corp., Class A................  16,370     316,923

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Tenneco, Inc., Class A.............................     5,044 $    110,564
#    Thor Industries, Inc...............................    36,690    2,416,770
     Tile Shop Holdings, Inc............................    34,900      169,614
     Tilly's, Inc., Class A.............................     5,498       64,656
     Toll Brothers, Inc.................................   179,799    6,850,342
*    TopBuild Corp......................................    16,800    1,196,664
     Tower International, Inc...........................     6,400      149,376
*    Unifi, Inc.........................................    41,401      836,300
*    Universal Electronics, Inc.........................    15,506      590,003
# *  Urban Outfitters, Inc..............................    49,670    1,476,689
# *  Veoneer, Inc.......................................    14,223      313,902
*    Vista Outdoor, Inc.................................    57,561      496,751
#    Whirlpool Corp.....................................    49,211    6,831,471
# *  William Lyon Homes, Class A........................    23,600      397,896
#    Winnebago Industries, Inc..........................       400       14,148
     Wolverine World Wide, Inc..........................    73,300    2,698,173
     Wyndham Hotels & Resorts, Inc......................    47,600    2,652,272
# *  ZAGG, Inc..........................................    30,497      251,295
     Zovio, Inc.........................................    10,994       66,184
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY............................            455,022,816
                                                                   ------------
CONSUMER STAPLES -- (5.8%)
     Alico, Inc.........................................       960       26,669
     Andersons, Inc. (The)..............................    30,460      996,042
     Archer-Daniels-Midland Co..........................   813,476   36,281,030
     Bunge, Ltd.........................................   114,294    5,990,149
#    Cal-Maine Foods, Inc...............................     2,707      111,285
#    Casey's General Stores, Inc........................    20,857    2,760,424
# *  Central Garden & Pet Co............................    25,184      679,464
*    Central Garden & Pet Co., Class A..................    48,121    1,178,002
#    Constellation Brands, Inc., Class B................     9,845    1,915,296
#    Coty, Inc., Class A................................    72,536      784,840
*    Craft Brew Alliance, Inc...........................     9,754      137,629
*    Darling Ingredients, Inc...........................   173,938    3,793,588
*    Edgewell Personal Care Co..........................     9,512      392,180
#    Flowers Foods, Inc.................................    84,458    1,836,117
#    Fresh Del Monte Produce, Inc.......................    39,437    1,163,786
# *  Hain Celestial Group, Inc. (The)...................    87,292    1,904,711
# *  Hostess Brands, Inc................................     4,500       60,300
#    Ingles Markets, Inc., Class A......................    11,437      313,946
     Ingredion, Inc.....................................    62,117    5,885,586
     JM Smucker Co. (The)...............................   108,204   13,269,056
     John B. Sanfilippo & Son, Inc......................    10,428      751,963
#    Kraft Heinz Co. (The)..............................    92,516    3,075,232
*    Landec Corp........................................    37,056      389,459
     Molson Coors Brewing Co., Class A..................     1,908      127,836
     Molson Coors Brewing Co., Class B..................   186,550   11,974,644
     Mondelez International, Inc., Class A.............. 2,081,099  105,823,884
*    Natural Grocers by Vitamin Cottage, Inc............     1,000       12,380
*    Nature's Sunshine Products, Inc....................     1,029        9,261
     Nu Skin Enterprises, Inc., Class A.................     9,384      477,364
     Oil-Dri Corp. of America...........................     5,047      160,545
*    Performance Food Group Co..........................    55,538    2,274,281
*    Pilgrim's Pride Corp...............................     7,900      212,589
*    Post Holdings, Inc.................................    71,372    8,049,334
     PriceSmart, Inc....................................     3,177      190,016
# *  Pyxus International, Inc...........................     3,508       80,088
     Sanderson Farms, Inc...............................    22,700    3,442,001
     Seaboard Corp......................................     1,812    8,145,991

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CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
CONSUMER STAPLES -- (Continued)
*    Seneca Foods Corp., Class A........................     6,301 $    155,950
*    Seneca Foods Corp., Class B........................       300        7,329
*    Simply Good Foods Co. (The)........................     8,033      180,421
     SpartanNash Co.....................................    32,983      533,335
#    Spectrum Brands Holdings, Inc......................     3,206      197,393
# *  TreeHouse Foods, Inc...............................    40,400    2,705,992
     Tyson Foods, Inc., Class A.........................   405,030   30,381,300
# *  United Natural Foods, Inc..........................    44,400      573,648
     Universal Corp.....................................    22,290    1,200,539
*    US Foods Holding Corp..............................   207,373    7,579,483
     Walgreens Boots Alliance, Inc......................   659,669   35,338,468
     Walmart, Inc....................................... 1,173,687  120,701,971
#    Weis Markets, Inc..................................    11,602      487,864
                                                                   ------------
TOTAL CONSUMER STAPLES..................................            424,720,661
                                                                   ------------
ENERGY -- (11.7%)
     Adams Resources & Energy, Inc......................     6,004      217,045
     Anadarko Petroleum Corp............................   137,668   10,029,114
# *  Antero Resources Corp..............................    65,182      472,569
#    Apache Corp........................................    15,708      516,950
#    Arch Coal, Inc., Class A...........................    11,590    1,123,998
     Archrock, Inc......................................    69,200      699,612
#    Baker Hughes a GE Co...............................     4,305      103,406
*    Bonanza Creek Energy, Inc..........................     3,500       84,245
# *  Bristow Group, Inc.................................    23,115       11,673
# *  Callon Petroleum Co................................   250,011    1,877,583
# *  Carrizo Oil & Gas, Inc.............................     1,000       12,820
# *  Centennial Resource Development, Inc., Class A.....    56,834      598,462
     Chevron Corp....................................... 1,135,536  136,332,452
     Cimarex Energy Co..................................    72,151    4,953,888
*    CNX Resources Corp.................................   175,641    1,573,743
     Concho Resources, Inc..............................    40,987    4,729,080
     ConocoPhillips..................................... 1,439,649   90,870,645
*    Dawson Geophysical Co..............................    21,211       59,391
     Delek US Holdings, Inc.............................    82,793    3,068,309
# *  Denbury Resources, Inc.............................   193,800      432,174
     Devon Energy Corp..................................    60,406    1,941,449
#    DMC Global, Inc....................................       372       25,780
*    Dorian LPG, Ltd....................................    13,595      109,032
*    Earthstone Energy, Inc., Class A...................     8,400       56,280
#    EnLink Midstream LLC...............................   231,900    2,710,911
#    Ensco Rowan P.L.C., Class A........................   148,176    2,070,019
*    Era Group, Inc.....................................    24,458      235,775
*    Exterran Corp......................................    35,500      504,810
     Exxon Mobil Corp................................... 2,833,988  227,512,557
     GasLog, Ltd........................................    23,100      361,053
#    Green Plains, Inc..................................    21,234      368,835
*    Gulf Island Fabrication, Inc.......................    13,009      111,877
# *  Gulfport Energy Corp...............................    68,661      449,730
     Hallador Energy Co.................................    14,700       75,852
*    Helix Energy Solutions Group, Inc..................   137,210    1,072,982
     Helmerich & Payne, Inc.............................    95,808    5,606,684
#    Hess Corp..........................................   146,488    9,392,811
     HollyFrontier Corp.................................   145,960    6,966,671
*    International Seaways, Inc.........................        12          214
     Kinder Morgan, Inc................................. 1,035,678   20,578,922
#    Kosmos Energy, Ltd.................................    26,900      179,961
*    Laredo Petroleum, Inc..............................    36,900      111,438
     Marathon Oil Corp..................................   467,019    7,958,004

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CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
ENERGY -- (Continued)
     Marathon Petroleum Corp............................ 1,004,662 $ 61,153,776
# *  Matador Resources Co...............................    63,704    1,254,332
*    Matrix Service Co..................................    17,023      333,821
# *  McDermott International, Inc.......................    12,000       97,080
     Murphy Oil Corp....................................   148,926    4,056,744
#    Nabors Industries, Ltd.............................   318,553    1,114,935
     NACCO Industries, Inc., Class A....................     6,832      279,360
     National Oilwell Varco, Inc........................   158,732    4,149,254
*    Natural Gas Services Group, Inc....................    15,026      241,468
*    Newpark Resources, Inc.............................    89,815      655,649
     Noble Energy, Inc..................................   133,794    3,620,466
*    Oasis Petroleum, Inc...............................   209,670    1,278,987
     Occidental Petroleum Corp..........................   350,732   20,651,100
*    Oceaneering International, Inc.....................   103,026    1,978,099
     Panhandle Oil and Gas, Inc., Class A...............     9,614      144,210
# *  Parker Drilling Co.................................        62        1,217
*    Parsley Energy, Inc., Class A......................   140,588    2,806,136
     Patterson-UTI Energy, Inc..........................   191,240    2,598,952
     PBF Energy, Inc., Class A..........................   128,074    4,300,725
*    PDC Energy, Inc....................................    48,958    2,129,183
     Peabody Energy Corp................................    79,122    2,276,340
     Phillips 66........................................   775,455   73,102,143
*    Pioneer Energy Services Corp.......................    74,262      129,216
     Pioneer Natural Resources Co.......................    88,400   14,715,064
*    ProPetro Holding Corp..............................     5,764      127,557
*    QEP Resources, Inc.................................   108,730      817,650
#    Range Resources Corp...............................   178,540    1,614,002
*    REX American Resources Corp........................     4,050      342,266
     Schlumberger, Ltd..................................   577,687   24,655,681
*    SEACOR Holdings, Inc...............................    18,204      810,806
*    SEACOR Marine Holdings, Inc........................    12,678      172,167
     SemGroup Corp., Class A............................    68,126      889,726
#    Ship Finance International, Ltd....................    12,481      159,258
*    SilverBow Resources, Inc...........................     3,019       54,765
     SM Energy Co.......................................    56,538      900,650
# *  Southwestern Energy Co.............................   361,255    1,426,957
# *  SRC Energy, Inc....................................   246,067    1,513,312
*    TETRA Technologies, Inc............................    25,600       60,928
# *  Transocean, Ltd....................................   216,054    1,698,184
# *  Unit Corp..........................................    53,840      730,070
#    US Silica Holdings, Inc............................    24,460      386,957
     Valero Energy Corp.................................   605,899   54,930,803
# *  Whiting Petroleum Corp.............................    39,585    1,084,233
     Williams Cos., Inc. (The)..........................   216,857    6,143,559
     World Fuel Services Corp...........................     5,865      180,935
*    WPX Energy, Inc....................................   330,172    4,586,089
                                                                   ------------
TOTAL ENERGY............................................            852,523,618
                                                                   ------------
FINANCIALS -- (21.7%)
     1st Source Corp....................................    45,305    2,121,633
     Affiliated Managers Group, Inc.....................    11,600    1,286,672
     Aflac, Inc.........................................   428,750   21,600,425
*    Alleghany Corp.....................................     3,115    2,046,181
     Allstate Corp. (The)...............................   169,260   16,766,896
     American Equity Investment Life Holding Co.........    96,714    2,844,359
     American Financial Group, Inc......................   156,083   16,159,273
     American International Group, Inc..................   421,331   20,042,716
     American National Insurance Co.....................    23,302    2,639,884
     AmeriServ Financial, Inc...........................    30,968      127,898

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CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
FINANCIALS -- (Continued)
*    Arch Capital Group, Ltd............................     9,282 $    313,546
     Argo Group International Holdings, Ltd.............    59,381    4,635,875
     Associated Banc-Corp...............................   117,927    2,675,764
     Assurant, Inc......................................    65,820    6,252,900
     Assured Guaranty, Ltd..............................   122,989    5,866,575
*    Asta Funding, Inc..................................       885        4,129
*    Athene Holding, Ltd., Class A......................    88,862    4,013,008
*    Atlanticus Holdings Corp...........................    12,567       44,110
     Axis Capital Holdings, Ltd.........................    50,110    2,848,753
     Banc of California, Inc............................     2,500       36,275
*    Bancorp, Inc. (The)................................     3,659       37,358
     BancorpSouth Bank..................................     9,744      296,997
     Bank of America Corp............................... 5,929,138  181,313,009
     Bank of New York Mellon Corp. (The)................   687,988   34,165,484
     Bank OZK...........................................    48,779    1,592,634
     BankFinancial Corp.................................    16,687      250,472
     BankUnited, Inc....................................    39,854    1,457,859
     Banner Corp........................................     3,406      180,586
     Bar Harbor Bankshares..............................     2,733       71,823
     BB&T Corp..........................................   195,478   10,008,474
     BCB Bancorp, Inc...................................     1,059       14,000
*    Berkshire Hathaway, Inc., Class B..................    10,796    2,339,601
     Berkshire Hills Bancorp, Inc.......................    30,747      922,103
*    Blucora, Inc.......................................    57,127    1,999,445
     BOK Financial Corp.................................    23,100    2,012,934
*    Brighthouse Financial, Inc.........................    75,527    3,156,273
     Brookline Bancorp, Inc.............................    90,600    1,363,530
     Cadence BanCorp....................................    52,543    1,195,353
*    Cannae Holdings, Inc...............................    15,438      396,293
     Capital City Bank Group, Inc.......................    14,283      327,652
     Capital One Financial Corp.........................   372,872   34,613,708
     Capitol Federal Financial, Inc.....................   135,929    1,875,820
     Carolina Financial Corp............................     1,153       41,612
#    Cathay General Bancorp.............................    69,340    2,551,019
     CenterState Banks Corp.............................    32,264      796,276
     Century Bancorp, Inc., Class A.....................       295       27,043
     Chemical Financial Corp............................    41,900    1,840,667
     Chemung Financial Corp.............................       300       14,214
     Chubb, Ltd.........................................   159,855   23,210,946
     Cincinnati Financial Corp..........................    12,284    1,181,475
     CIT Group, Inc.....................................    64,603    3,441,402
     Citigroup, Inc..................................... 1,870,326  132,232,048
#    Citizens Community Bancorp, Inc....................    10,355      121,775
     CME Group, Inc.....................................    77,028   13,780,309
#    CNA Financial Corp.................................    51,474    2,384,790
     CNO Financial Group, Inc...........................   301,264    4,985,919
     Codorus Valley Bancorp, Inc........................       158        3,343
     Columbia Banking System, Inc.......................    50,300    1,888,262
     Community Bankers Trust Corp.......................     2,900       22,852
     Community Financial Corp. (The)....................       408       12,493
     Community Trust Bancorp, Inc.......................    18,195      768,739
     Community West Bancshares..........................       400        4,076
     ConnectOne Bancorp, Inc............................     1,200       26,196
*    Consumer Portfolio Services, Inc...................    26,500       93,280
# *  Cowen, Inc.........................................     3,989       66,816
*    Customers Bancorp, Inc.............................     2,290       51,869
     Donegal Group, Inc., Class A.......................    12,386      167,211
     E*TRADE Financial Corp.............................    86,881    4,401,391
     Eagle Bancorp Montana, Inc.........................       600       10,200

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
FINANCIALS -- (Continued)
    EMC Insurance Group, Inc...........................  23,450 $   752,980
    Employers Holdings, Inc............................  36,900   1,583,748
*   Enstar Group, Ltd..................................   1,446     256,318
*   Equity Bancshares, Inc., Class A...................     593      15,572
    ESSA Bancorp, Inc..................................   8,217     125,802
    Evans Bancorp, Inc.................................   1,681      61,760
    Everest Re Group, Ltd..............................  34,913   8,222,011
    FBL Financial Group, Inc., Class A.................  24,660   1,540,510
    Federal Agricultural Mortgage Corp., Class A.......     177      12,549
    Federal Agricultural Mortgage Corp., Class C.......   9,500     726,560
    FedNat Holding Co..................................  13,665     222,330
    Fidelity Southern Corp.............................   7,213     209,970
    Fifth Third Bancorp................................ 202,049   5,823,052
    Financial Institutions, Inc........................     296       8,140
    First American Financial Corp......................  78,668   4,488,796
    First Bancorp......................................  16,138     611,792
    First BanCorp...................................... 224,525   2,537,132
    First Busey Corp...................................   3,120      80,621
    First Business Financial Services, Inc.............     964      22,201
    First Citizens BancShares, Inc., Class A...........   8,627   3,867,053
    First Commonwealth Financial Corp..................  31,647     430,716
    First Defiance Financial Corp......................  21,760     642,138
    First Financial Bancorp............................ 112,065   2,812,831
    First Financial Northwest, Inc.....................  25,371     424,457
    First Hawaiian, Inc................................  37,606   1,039,806
#   First Horizon National Corp........................ 181,335   2,736,345
    First Internet Bancorp.............................   5,329     116,652
    First Interstate BancSystem, Inc., Class A.........   2,348      99,226
    First Merchants Corp...............................  36,312   1,331,561
    First Midwest Bancorp, Inc.........................  77,318   1,660,017
    First United Corp..................................   1,266      23,953
    Flagstar Bancorp, Inc..............................   8,432     301,444
#   FNB Corp........................................... 155,117   1,881,569
#   Franklin Financial Network, Inc....................     400      11,060
    Fulton Financial Corp.............................. 126,880   2,188,680
*   Genworth Financial, Inc., Class A..................  34,964     132,514
    Global Indemnity, Ltd..............................   8,282     255,086
    Goldman Sachs Group, Inc. (The).................... 209,155  43,069,198
    Great Southern Bancorp, Inc........................   1,616      93,647
    Great Western Bancorp, Inc.........................  18,793     660,950
    Guaranty Federal Bancshares, Inc...................   1,684      38,260
*   Hallmark Financial Services, Inc...................  16,734     192,106
    Hancock Whitney Corp...............................  52,689   2,304,617
    Hanmi Financial Corp...............................   3,221      76,402
    Hanover Insurance Group, Inc. (The)................  88,829  10,713,666
    Hartford Financial Services Group, Inc. (The)...... 245,844  12,860,100
    Heartland Financial USA, Inc.......................     465      20,879
    Hilltop Holdings, Inc..............................  26,171     550,376
*   HMN Financial, Inc.................................   3,456      76,550
    Home Bancorp, Inc..................................     719      26,344
#   Home BancShares, Inc...............................  41,547     797,287
*   HomeStreet, Inc....................................   2,200      61,908
    Hope Bancorp, Inc..................................  27,131     381,462
    HopFed Bancorp, Inc................................   6,781     132,501
    Horace Mann Educators Corp.........................  58,206   2,245,587
    Huntington Bancshares, Inc.........................  70,847     986,190
    IBERIABANK Corp....................................  38,909   3,093,265
    Independent Bank Corp..............................     339      27,198
    Independent Bank Group, Inc........................  40,199   2,291,343

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CONTINUED

                                                                                 SHARES      VALUE+
                                                                                --------- ------------
FINANCIALS -- (Continued)
                            International Bancshares Corp......................    13,359 $    553,998
                            Invesco, Ltd.......................................   257,558    5,658,549
                            Investors Bancorp, Inc.............................    80,911      950,704
                            Investors Title Co.................................     1,069      180,575
#                           Janus Henderson Group P.L.C........................   117,221    2,938,730
                            Jefferies Financial Group, Inc.....................   125,465    2,580,815
                            JPMorgan Chase & Co................................ 2,307,658  267,803,711
                            Kemper Corp........................................    59,119    5,313,616
                            KeyCorp............................................   526,210    9,234,985
                            Lakeland Bancorp, Inc..............................    10,040      166,262
                            Landmark Bancorp, Inc..............................     2,509       62,173
                            Legg Mason, Inc....................................    43,400    1,451,730
                            Lincoln National Corp..............................   134,595    8,980,178
                            Loews Corp.........................................   243,798   12,504,399
                            Mackinac Financial Corp............................     6,893      108,151
                            Marlin Business Services Corp......................    13,787      300,419
# *                         MBIA, Inc..........................................    82,267      795,522
                            MBT Financial Corp.................................     9,396       94,336
                            Mercantile Bank Corp...............................     4,422      149,464
                            Meridian Bancorp, Inc..............................     1,000       17,220
*                           Meridian Corp......................................       511        9,040
                            MetLife, Inc.......................................   949,912   43,819,441
*                           MGIC Investment Corp...............................   269,567    3,946,461
                            Middlefield Banc Corp..............................       226        9,164
                            MidWestOne Financial Group, Inc....................       346        9,750
                            Morgan Stanley..................................... 1,036,923   50,031,535
                            MutualFirst Financial, Inc.........................     2,300       68,747
                            MVB Financial Corp.................................       118        1,958
                            National Western Life Group, Inc., Class A.........       900      240,048
                            Navient Corp.......................................    40,506      547,236
                            Navigators Group, Inc. (The).......................     9,617      672,613
                            Nelnet, Inc., Class A..............................    16,900      981,045
#                           New York Community Bancorp, Inc....................   202,535    2,355,482
(double right angle quote)  NewStar Financial, Inc.............................    41,166        4,005
                            Northfield Bancorp, Inc............................     2,300       34,500
                            Northrim BanCorp, Inc..............................     5,734      203,500
                            OceanFirst Financial Corp..........................     5,000      125,900
                            OFG Bancorp........................................    33,091      667,776
                            Old National Bancorp...............................   104,940    1,792,375
                            Old Republic International Corp....................   202,667    4,531,634
                            OneMain Holdings, Inc..............................    35,824    1,216,941
                            Oppenheimer Holdings, Inc., Class A................     3,097       81,296
*                           Pacific Mercantile Bancorp.........................     1,600       12,528
                            Pacific Premier Bancorp, Inc.......................     3,466      100,757
#                           PacWest Bancorp....................................    86,481    3,420,324
                            Peoples Bancorp of North Carolina, Inc.............       275        7,692
                            Peoples Bancorp, Inc...............................    15,923      520,364
#                           People's United Financial, Inc.....................   271,525    4,694,667
#                           Pinnacle Financial Partners, Inc...................    27,914    1,620,966
                            PNC Financial Services Group, Inc. (The)...........   217,040   29,719,287
                            Popular, Inc.......................................    74,736    4,313,015
# *                         PRA Group, Inc.....................................     6,771      190,401
                            Premier Financial Bancorp, Inc.....................     9,004      149,286
                            Principal Financial Group, Inc.....................   218,754   12,503,979
                            ProAssurance Corp..................................     7,584      284,628
#                           Prosperity Bancshares, Inc.........................    24,794    1,825,830
                            Protective Insurance Corp., Class A................       300        5,127
                            Protective Insurance Corp., Class B................     5,098       82,843
                            Provident Financial Holdings, Inc..................       544       11,016

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CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
FINANCIALS -- (Continued)
    Provident Financial Services, Inc..................    71,759 $  1,903,049
    Prudential Bancorp, Inc............................     1,222       21,336
    Prudential Financial, Inc..........................   497,625   52,603,939
    Radian Group, Inc..................................   166,814    3,906,784
    Regions Financial Corp............................. 1,302,555   20,228,679
    Reinsurance Group of America, Inc..................   153,566   23,266,785
    RenaissanceRe Holdings, Ltd........................    28,067    4,360,489
    Renasant Corp......................................    43,702    1,584,635
    Riverview Bancorp, Inc.............................     1,682       12,480
    Safety Insurance Group, Inc........................    26,197    2,434,225
    Salisbury Bancorp, Inc.............................       300       11,658
    Sandy Spring Bancorp, Inc..........................     9,725      339,305
    Santander Consumer USA Holdings, Inc...............    44,613      952,488
    SB Financial Group, Inc............................     1,128       20,642
*   Select Bancorp, Inc................................     1,500       18,420
#   Selective Insurance Group, Inc.....................    45,200    3,223,212
    Severn Bancorp, Inc................................     1,399       12,955
    SI Financial Group, Inc............................     5,661       81,066
    Signature Bank.....................................    16,713    2,207,286
    Simmons First National Corp., Class A..............    30,801      782,037
    South State Corp...................................    12,602      953,467
    Southern National Bancorp of Virginia, Inc.........       193        2,880
#   State Auto Financial Corp..........................    15,100      507,813
    Sterling Bancorp...................................   146,531    3,138,694
    Stewart Information Services Corp..................    12,271      521,640
    Stifel Financial Corp..............................    64,900    3,872,583
    SunTrust Banks, Inc................................   255,532   16,732,235
    Synchrony Financial................................   544,549   18,879,514
    Synovus Financial Corp.............................   143,545    5,291,069
    TCF Financial Corp.................................    13,100      289,903
    Territorial Bancorp, Inc...........................       823       23,826
*   Texas Capital Bancshares, Inc......................    22,592    1,462,380
    Timberland Bancorp, Inc............................     2,500       78,000
    Tiptree, Inc.......................................    37,071      211,305
    Towne Bank.........................................     4,757      124,063
    Travelers Cos., Inc. (The).........................   160,554   23,079,637
    TriCo Bancshares...................................       854       34,083
#   Trustmark Corp.....................................    68,702    2,470,524
    Two River Bancorp..................................       700       10,661
    UMB Financial Corp.................................     6,961      486,295
    Umpqua Holdings Corp...............................   123,467    2,143,387
    Union Bankshares Corp..............................    80,146    2,925,329
#   United Bankshares, Inc.............................    31,427    1,233,195
#   United Community Banks, Inc........................     7,372      207,006
    United Financial Bancorp, Inc......................     9,993      131,808
#   United Fire Group, Inc.............................    24,429    1,065,349
    Unity Bancorp, Inc.................................     3,592       77,587
    Univest Financial Corp.............................     2,256       56,896
    Unum Group.........................................   517,445   19,104,069
#   Valley National Bancorp............................   158,654    1,662,694
    Voya Financial, Inc................................    75,644    4,152,099
    Washington Federal, Inc............................    97,887    3,243,975
    Waterstone Financial, Inc..........................     1,426       23,615
    Wells Fargo & Co................................... 2,670,867  129,296,671
    WesBanco, Inc......................................    34,796    1,402,975
    Western New England Bancorp, Inc...................    13,698      132,323
    White Mountains Insurance Group, Ltd...............     1,572    1,476,171
    Wintrust Financial Corp............................    46,681    3,557,092
    WSFS Financial Corp................................     7,013      302,821

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                          SHARES       VALUE+
                                                         --------- --------------
FINANCIALS -- (Continued)
#    Zions Bancorp NA...................................   111,484 $    5,499,506
                                                                   --------------
TOTAL FINANCIALS........................................            1,578,496,595
                                                                   --------------
HEALTH CARE -- (12.8%)
     Abbott Laboratories................................   915,297     72,821,029
# *  Acadia Healthcare Co., Inc.........................   100,556      3,219,803
*    Acorda Therapeutics, Inc...........................     6,700         70,015
*    Addus HomeCare Corp................................     2,044        138,788
     Allergan P.L.C.....................................   107,990     15,874,530
*    Allscripts Healthcare Solutions, Inc...............   195,584      1,930,414
*    AMN Healthcare Services, Inc.......................     3,400        177,004
*    AngioDynamics, Inc.................................    14,354        294,831
# *  Anika Therapeutics, Inc............................    14,671        467,271
     Anthem, Inc........................................   504,640    132,735,459
# *  Avanos Medical, Inc................................    32,638      1,369,164
     Becton Dickinson and Co............................       300         72,222
*    Bio-Rad Laboratories, Inc., Class A................    10,603      3,190,761
# *  Bluebird Bio, Inc..................................     7,100      1,006,993
*    Brookdale Senior Living, Inc.......................   208,725      1,289,921
*    Cambrex Corp.......................................     2,300         98,946
*    Catalent, Inc......................................    59,241      2,655,182
*    Centene Corp.......................................    40,272      2,076,424
*    Cigna Corp.........................................   256,808     40,791,383
# *  Concert Pharmaceuticals, Inc.......................     5,383         55,337
     CONMED Corp........................................    43,239      3,460,417
     Cooper Cos., Inc. (The)............................    13,956      4,046,124
*    Cross Country Healthcare, Inc......................    33,795        238,255
*    CryoLife, Inc......................................    17,502        536,611
# *  Cumberland Pharmaceuticals, Inc....................    23,319        130,586
     CVS Health Corp.................................... 1,510,745     82,154,313
     Danaher Corp.......................................   405,225     53,667,999
*    DaVita, Inc........................................    73,290      4,048,540
     DENTSPLY SIRONA, Inc...............................    73,992      3,783,211
     Digirad Corp.......................................    26,711         19,291
# *  Diplomat Pharmacy, Inc.............................    34,200        190,836
*    Emergent BioSolutions, Inc.........................    32,483      1,678,721
# *  Endo International P.L.C...........................    14,700        110,250
# *  Enzo Biochem, Inc..................................     6,287         21,816
*    FONAR Corp.........................................     1,460         28,966
*    Harvard Bioscience, Inc............................    16,180         62,617
*    HMS Holdings Corp..................................     6,400        194,752
     Humana, Inc........................................   198,071     50,589,314
*    Integer Holdings Corp..............................    41,672      2,879,119
# *  Integra LifeSciences Holdings Corp.................    15,398        803,622
# *  IntriCon Corp......................................     2,835         66,254
#    Invacare Corp......................................     7,330         54,242
*    Jazz Pharmaceuticals P.L.C.........................    47,244      6,130,854
     Kewaunee Scientific Corp...........................     1,631         36,926
*    Laboratory Corp. of America Holdings...............     8,149      1,303,188
*    LHC Group, Inc.....................................    30,318      3,368,633
*    LivaNova P.L.C.....................................    11,849        816,278
     Luminex Corp.......................................     1,400         31,934
*    Magellan Health, Inc...............................    18,699      1,308,930
# *  Mallinckrodt P.L.C.................................    95,700      1,479,522
     McKesson Corp......................................    70,069      8,355,728
*    MEDNAX, Inc........................................    81,102      2,268,423
# *  Medpace Holdings, Inc..............................       800         44,936
     Medtronic P.L.C....................................   814,175     72,306,882
*    Merit Medical Systems, Inc.........................    37,630      2,114,053

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
HEALTH CARE -- (Continued)
*    Molina Healthcare, Inc.............................    18,941 $  2,455,322
*    Mylan NV...........................................    28,680      774,073
# *  Myriad Genetics, Inc...............................    79,816    2,512,608
     National HealthCare Corp...........................     6,880      518,958
*    Natus Medical, Inc.................................    16,198      433,458
*    Nektar Therapeutics................................    71,298    2,282,962
*    NuVasive, Inc......................................     4,355      263,913
*    Nuvectra Corp......................................    10,668      100,706
*    Omnicell, Inc......................................    35,405    2,845,146
#    Patterson Cos., Inc................................     9,386      204,990
#    PerkinElmer, Inc...................................    76,500    7,331,760
#    Perrigo Co. P.L.C..................................    52,470    2,514,362
     Pfizer, Inc........................................ 3,696,959  150,133,505
# *  Premier, Inc., Class A.............................    22,964      763,094
# *  Prestige Consumer Healthcare, Inc..................   111,489    3,280,006
*    Providence Service Corp. (The).....................    10,198      676,433
     Quest Diagnostics, Inc.............................    10,366      999,075
*    RTI Surgical Holdings, Inc.........................    65,316      353,360
*    Select Medical Holdings Corp.......................   124,004    1,781,938
*    STERIS P.L.C.......................................       200       26,196
*    Surmodics, Inc.....................................     5,593      242,960
# *  Syneos Health, Inc.................................    45,089    2,116,027
     Taro Pharmaceutical Industries, Ltd................     3,078      330,608
     Teleflex, Inc......................................    23,829    6,819,383
     Thermo Fisher Scientific, Inc......................   435,609  120,859,717
*    Triple-S Management Corp., Class B.................    20,684      469,940
*    United Therapeutics Corp...........................    28,639    2,937,502
     UnitedHealth Group, Inc............................    89,716   20,910,108
*    Varex Imaging Corp.................................     8,098      265,938
*    WellCare Health Plans, Inc.........................    18,375    4,747,181
     Zimmer Biomet Holdings, Inc........................     9,322    1,148,098
                                                                   ------------
TOTAL HEALTH CARE.......................................            929,766,947
                                                                   ------------
INDUSTRIALS -- (12.6%)
     AAR Corp...........................................    34,206    1,155,137
     ABM Industries, Inc................................    68,700    2,608,539
     Acme United Corp...................................     1,030       21,290
     Acuity Brands, Inc.................................    38,626    5,652,143
*    Advanced Disposal Services, Inc....................     9,007      291,286
*    AECOM..............................................   103,979    3,524,888
*    Aegion Corp........................................    38,330      763,150
# *  Aerovironment, Inc.................................    35,065    2,404,056
     AGCO Corp..........................................    73,273    5,186,263
     Air Lease Corp.....................................    68,285    2,633,070
*    Air Transport Services Group, Inc..................    28,808      677,852
     Alamo Group, Inc...................................    22,751    2,357,914
     Alaska Air Group, Inc..............................   111,562    6,905,688
     Albany International Corp., Class A................    20,551    1,520,157
     Allegiant Travel Co................................     4,497      660,519
     Altra Industrial Motion Corp.......................     7,900      296,171
     AMERCO.............................................    29,431   10,982,766
*    Ameresco, Inc., Class A............................       981       14,774
# *  American Woodmark Corp.............................    16,604    1,493,198
     Apogee Enterprises, Inc............................    36,374    1,465,872
     Applied Industrial Technologies, Inc...............     9,258      554,925
*    ARC Document Solutions, Inc........................    20,800       49,504
#    ArcBest Corp.......................................    12,135      370,846
     Arconic, Inc.......................................   257,834    5,538,274
     Arcosa, Inc........................................    61,271    1,907,366

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
INDUSTRIALS -- (Continued)
     Argan, Inc.........................................    16,121 $   770,906
*    Armstrong Flooring, Inc............................    22,983     333,024
*    ASGN, Inc..........................................    54,618   3,443,119
     Astec Industries, Inc..............................    22,925     772,802
# *  Atlas Air Worldwide Holdings, Inc..................    29,094   1,404,949
     AZZ, Inc...........................................    18,300     869,067
     Barnes Group, Inc..................................    49,500   2,753,190
# *  Beacon Roofing Supply, Inc.........................    31,699   1,193,784
*    BMC Stock Holdings, Inc............................     3,700      76,146
     Brady Corp., Class A...............................    38,500   1,878,415
     Briggs & Stratton Corp.............................    48,233     588,443
*    Builders FirstSource, Inc..........................    28,442     391,931
*    CAI International, Inc.............................    17,082     424,146
     Carlisle Cos., Inc.................................    46,423   6,565,141
*    Casella Waste Systems, Inc., Class A...............     5,201     194,101
*    CBIZ, Inc..........................................    39,049     754,036
# *  CECO Environmental Corp............................     3,773      29,278
# *  Chart Industries, Inc..............................    19,320   1,705,376
     Chicago Rivet & Machine Co.........................       700      19,950
# *  CIRCOR International, Inc..........................     9,719     327,725
*    Clean Harbors, Inc.................................    37,124   2,821,424
# *  Colfax Corp........................................     5,146     155,255
     Columbus McKinnon Corp.............................    17,542     690,453
     Comfort Systems USA, Inc...........................    44,560   2,410,696
*    Commercial Vehicle Group, Inc......................    31,533     281,274
     CompX International, Inc...........................       500       7,785
     Copa Holdings SA, Class A..........................    33,488   2,788,211
*    Covenant Transportation Group, Inc., Class A.......     7,080     138,272
     CRA International, Inc.............................     7,613     396,485
     Crane Co...........................................    30,510   2,594,876
*    CSW Industrials, Inc...............................       300      17,985
     CSX Corp........................................... 1,055,544  84,052,969
#    Cubic Corp.........................................    31,381   1,781,813
     Curtiss-Wright Corp................................    46,353   5,281,461
     Delta Air Lines, Inc...............................   433,135  25,247,439
     Deluxe Corp........................................    14,427     645,175
     Douglas Dynamics, Inc..............................    30,234   1,141,636
*    Ducommun, Inc......................................    12,645     513,134
*    DXP Enterprises, Inc...............................       702      30,109
*    Dycom Industries, Inc..............................     7,110     352,585
     Eastern Co. (The)..................................    10,193     292,131
     Eaton Corp. P.L.C..................................   265,270  21,969,661
# *  Echo Global Logistics, Inc.........................    23,380     536,337
     EMCOR Group, Inc...................................    60,471   5,088,030
     Encore Wire Corp...................................    19,966   1,183,784
     EnerSys............................................    44,739   3,095,491
#    Ennis, Inc.........................................    30,835     622,250
     EnPro Industries, Inc..............................     8,338     619,680
     ESCO Technologies, Inc.............................    29,848   2,238,600
     Espey Manufacturing & Electronics Corp.............     1,671      41,679
     Federal Signal Corp................................    71,923   2,069,225
     FedEx Corp.........................................   127,314  24,120,910
     Flowserve Corp.....................................    52,147   2,556,767
     Fluor Corp.........................................   127,801   5,077,534
     Fortune Brands Home & Security, Inc................   124,852   6,589,689
     Forward Air Corp...................................     2,900     183,628
*    Franklin Covey Co..................................     3,046      86,841
     Franklin Electric Co., Inc.........................    19,958     975,148
# *  FreightCar America, Inc............................     4,692      32,469

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
INDUSTRIALS -- (Continued)
*    FTI Consulting, Inc................................    43,936 $ 3,733,681
*    Gardner Denver Holdings, Inc.......................    65,747   2,218,961
#    GATX Corp..........................................    65,445   5,047,773
*    Gencor Industries, Inc.............................    13,149     158,708
     General Electric Co................................ 1,864,734  18,964,345
# *  Genesee & Wyoming, Inc., Class A...................    31,608   2,802,049
# *  Gibraltar Industries, Inc..........................    34,903   1,384,602
# *  Goldfield Corp. (The)..............................     4,304      10,071
     Gorman-Rupp Co. (The)..............................    22,062     734,665
*    GP Strategies Corp.................................    18,583     236,562
     Granite Construction, Inc..........................    43,417   1,948,989
*    Great Lakes Dredge & Dock Corp.....................    69,820     714,259
#    Greenbrier Cos., Inc. (The)........................    22,451     797,684
     Griffon Corp.......................................    40,152     787,782
#    Hawaiian Holdings, Inc.............................    30,922     872,310
     Heartland Express, Inc.............................     4,300      84,624
     Heidrick & Struggles International, Inc............    18,634     666,725
*    Herc Holdings, Inc.................................     1,679      80,861
*    Heritage-Crystal Clean, Inc........................     7,165     205,850
     Herman Miller, Inc.................................    22,986     892,317
# *  Hertz Global Holdings, Inc.........................    55,682   1,012,299
*    Hub Group, Inc., Class A...........................     1,027      42,692
     Hubbell, Inc.......................................    17,724   2,261,582
     Hurco Cos., Inc....................................     7,910     311,100
*    Huron Consulting Group, Inc........................    25,901   1,251,795
     Hyster-Yale Materials Handling, Inc................    12,246     815,829
     ICF International, Inc.............................    31,660   2,465,364
     Ingersoll-Rand P.L.C...............................   213,109  26,129,294
*    InnerWorkings, Inc.................................    66,086     223,371
     Insteel Industries, Inc............................    17,578     368,083
     Interface, Inc.....................................     1,000      16,040
     ITT, Inc...........................................    61,900   3,748,045
# *  JELD-WEN Holding, Inc..............................     1,631      32,212
*    JetBlue Airways Corp...............................   324,893   6,026,765
     Johnson Controls International P.L.C...............   151,178   5,669,175
     Kadant, Inc........................................    12,486   1,224,752
     Kaman Corp.........................................    19,988   1,237,457
     KAR Auction Services, Inc..........................    18,100   1,022,288
     Kennametal, Inc....................................    45,944   1,869,921
# *  KeyW Holding Corp. (The)...........................     1,900      21,546
     Kimball International, Inc., Class B...............    35,232     551,733
# *  Kirby Corp.........................................    41,400   3,383,208
#    Knight-Swift Transportation Holdings, Inc..........    75,682   2,523,995
     Knoll, Inc.........................................     4,200      91,728
     Korn Ferry.........................................    61,810   2,906,306
# *  Kratos Defense & Security Solutions, Inc...........     2,711      43,051
     L3 Technologies, Inc...............................   100,470  21,960,733
*    Lawson Products, Inc...............................     8,847     290,535
*    LB Foster Co., Class A.............................     6,682     143,596
#    LSC Communications, Inc............................     5,700      39,843
     LSI Industries, Inc................................    15,841      53,859
*    Lydall, Inc........................................    15,105     371,734
#    Macquarie Infrastructure Corp......................    15,762     638,519
     ManpowerGroup, Inc.................................    55,042   5,286,234
     Marten Transport, Ltd..............................    79,636   1,575,200
*    Masonite International Corp........................    25,806   1,328,751
# *  MasTec, Inc........................................    63,539   3,218,250
     Matson, Inc........................................    62,316   2,468,337
     Matthews International Corp., Class A..............    23,287     932,877

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CONTINUED

                                                         SHARES     VALUE+
                                                         ------- ------------
INDUSTRIALS -- (Continued)
     McGrath RentCorp...................................  17,552 $  1,088,224
*    Mercury Systems, Inc...............................   2,055      150,056
*    Milacron Holdings Corp.............................  37,800      552,258
     Miller Industries, Inc.............................  20,099      664,875
*    Mistras Group, Inc.................................  13,780      188,924
     Mobile Mini, Inc...................................  54,461    1,961,685
     Moog, Inc., Class A................................  35,839    3,355,964
*    MRC Global, Inc....................................  97,164    1,683,852
     MSC Industrial Direct Co., Inc., Class A...........  19,497    1,630,924
     Mueller Industries, Inc............................  62,512    1,823,475
     Mueller Water Products, Inc., Class A..............  51,307      550,524
     Multi-Color Corp...................................   8,908      444,509
*    MYR Group, Inc.....................................  19,582      707,889
#    National Presto Industries, Inc....................   5,471      582,662
     Navigant Consulting, Inc...........................  12,297      280,741
     Nielsen Holdings P.L.C.............................  91,660    2,340,080
*    NL Industries, Inc.................................     100          355
#    NN, Inc............................................  18,396      166,300
     Norfolk Southern Corp.............................. 545,229  111,237,621
*    Northwest Pipe Co..................................   5,286      126,705
*    NOW, Inc...........................................   6,649       97,208
     nVent Electric P.L.C............................... 121,834    3,405,260
     Oshkosh Corp.......................................  75,138    6,205,647
     Owens Corning...................................... 149,300    7,654,611
     PACCAR, Inc........................................  68,144    4,883,880
*    PAM Transportation Services, Inc...................   6,449      322,579
     Park-Ohio Holdings Corp............................   2,542       93,113
     Pentair P.L.C......................................  77,072    3,005,037
*    Perma-Pipe International Holdings, Inc.............   8,900       79,744
*    PGT Innovations, Inc...............................   9,700      142,202
     Powell Industries, Inc.............................   5,719      167,281
     Primoris Services Corp.............................  34,000      745,280
#    Quad/Graphics, Inc.................................   6,491       79,255
     Quanex Building Products Corp......................  30,731      513,822
     Quanta Services, Inc............................... 168,307    6,833,264
*    Radiant Logistics, Inc.............................  42,044      274,968
     Raytheon Co........................................   6,649    1,180,796
*    RBC Bearings, Inc..................................   1,191      163,822
# *  RCM Technologies, Inc..............................  15,245       60,828
     Regal Beloit Corp..................................  21,999    1,871,675
     Republic Services, Inc............................. 429,755   35,592,309
*    Resideo Technologies, Inc..........................  13,214      299,958
     Resources Connection, Inc..........................  28,155      452,169
*    Rexnord Corp.......................................  66,378    1,898,411
     Rush Enterprises, Inc., Class A....................  33,503    1,420,862
     Rush Enterprises, Inc., Class B....................  18,522      777,924
     Ryder System, Inc..................................  89,844    5,660,172
*    Saia, Inc..........................................  29,325    1,888,237
     Schneider National, Inc., Class B..................   7,900      165,110
# *  Sensata Technologies Holding P.L.C................. 134,502    6,717,030
*    SIFCO Industries, Inc..............................   4,527       13,219
     Simpson Manufacturing Co., Inc.....................  43,300    2,757,344
     SkyWest, Inc.......................................  55,106    3,393,979
#    Snap-on, Inc.......................................  42,568    7,163,343
     Southwest Airlines Co.............................. 531,263   28,810,392
     Spartan Motors, Inc................................  16,820      156,426
*    Spirit Airlines, Inc...............................  61,789    3,360,086
*    SPX FLOW, Inc......................................  20,567      739,178
     Standex International Corp.........................  22,341    1,476,070

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
INDUSTRIALS -- (Continued)
     Stanley Black & Decker, Inc........................ 129,900 $ 19,043,340
     Steelcase, Inc., Class A........................... 100,669    1,740,567
# *  Stericycle, Inc....................................  65,134    3,803,174
*    Sterling Construction Co., Inc.....................  29,900      405,444
# *  Team, Inc..........................................   6,674      112,791
     Terex Corp.........................................  79,192    2,639,469
     Tetra Tech, Inc....................................  57,122    3,696,936
     Textron, Inc.......................................   1,844       97,732
*    Thermon Group Holdings, Inc........................   4,300      110,897
     Timken Co. (The)...................................  40,125    1,923,994
     Titan International, Inc...........................  34,400      238,392
*    Titan Machinery, Inc...............................   2,883       49,588
*    Transcat, Inc......................................   7,700      177,485
*    TriMas Corp........................................   7,200      222,696
#    Trinity Industries, Inc............................ 120,734    2,603,025
     Triton International, Ltd..........................  27,753      914,461
#    Triumph Group, Inc.................................   3,794       90,032
# *  Tutor Perini Corp..................................  40,944      817,652
*    Twin Disc, Inc.....................................   6,900      130,686
*    Ultralife Corp.....................................   3,309       38,219
     UniFirst Corp......................................  18,705    2,957,822
     Union Pacific Corp................................. 563,195   99,708,043
*    United Continental Holdings, Inc................... 114,796   10,200,773
     United Technologies Corp........................... 210,708   30,049,068
*    Univar, Inc........................................  23,353      521,472
     Universal Forest Products, Inc.....................  95,400    3,525,030
*    USA Truck, Inc.....................................   7,482      106,544
     Valmont Industries, Inc............................  11,378    1,534,210
*    Vectrus, Inc.......................................  10,469      424,518
*    Veritiv Corp.......................................   9,937      277,143
     Viad Corp..........................................  23,193    1,421,963
     Virco Manufacturing Corp...........................  12,601       57,335
     VSE Corp...........................................   3,844      117,511
     Wabash National Corp...............................  23,800      358,904
#    Wabtec Corp........................................  49,756    3,685,427
     Watts Water Technologies, Inc., Class A............  20,222    1,730,801
#    Werner Enterprises, Inc............................  51,539    1,726,557
*    Wesco Aircraft Holdings, Inc.......................  16,656      140,577
*    WESCO International, Inc...........................  50,840    2,910,082
*    Willis Lease Finance Corp..........................   6,713      333,770
     Woodward, Inc......................................  14,712    1,602,137
# *  XPO Logistics, Inc.................................  99,105    6,747,068
                                                                 ------------
TOTAL INDUSTRIALS.......................................          917,214,434
                                                                 ------------
INFORMATION TECHNOLOGY -- (12.0%)
*    ACI Worldwide, Inc.................................  49,250    1,749,360
*    Advanced Energy Industries, Inc....................   9,048      522,612
*    Agilysys, Inc......................................  14,791      282,952
*    Alithya Group, Inc., Class A.......................  11,334       36,269
     Alliance Data Systems Corp.........................   6,500    1,040,650
*    Alpha & Omega Semiconductor, Ltd...................  20,661      256,196
     Amdocs, Ltd........................................  89,418    4,925,143
*    Amkor Technology, Inc..............................   1,400       12,684
     Analog Devices, Inc................................  33,465    3,889,972
*    Anixter International, Inc.........................  17,801    1,119,149
*    Arrow Electronics, Inc............................. 175,521   14,833,280
     AstroNova, Inc.....................................   6,285      157,251
# *  Avaya Holdings Corp................................   4,570       87,196
     Avnet, Inc......................................... 139,400    6,776,234

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     AVX Corp...........................................    72,760 $  1,186,716
*    Aware, Inc.........................................    14,326       47,419
*    Axcelis Technologies, Inc..........................     2,533       53,928
# *  AXT, Inc...........................................    24,921      142,050
     Bel Fuse, Inc., Class A............................     3,574       73,624
     Bel Fuse, Inc., Class B............................    11,381      269,730
#    Belden, Inc........................................    11,711      650,546
     Benchmark Electronics, Inc.........................    62,063    1,677,563
     Brooks Automation, Inc.............................    50,847    1,907,271
     Cabot Microelectronics Corp........................    11,686    1,475,357
*    CACI International, Inc., Class A..................    27,304    5,322,642
*    CalAmp Corp........................................     1,700       24,837
*    Calix, Inc.........................................     8,963       61,397
*    Cardtronics P.L.C., Class A........................    13,293      475,358
*    CCUR Holdings, Inc.................................    11,740       39,094
*    Ciena Corp.........................................   133,800    5,132,568
*    Cirrus Logic, Inc..................................    66,501    3,164,118
     Cisco Systems, Inc................................. 4,221,011  236,165,565
# *  Coherent, Inc......................................    16,254    2,405,755
     Cohu, Inc..........................................    35,808      531,033
*    CommScope Holding Co., Inc.........................   140,179    3,473,636
     Comtech Telecommunications Corp....................    15,569      366,339
*    Conduent, Inc......................................   152,408    1,955,395
*    CoreLogic, Inc.....................................    96,545    3,920,692
     Corning, Inc.......................................   785,955   25,032,667
*    Cray, Inc..........................................     7,670      201,414
# *  Cree, Inc..........................................    77,800    5,141,802
     CSP, Inc...........................................     2,414       31,792
     CTS Corp...........................................    66,936    2,004,733
*    CyberOptics Corp...................................     3,281       58,205
     Cypress Semiconductor Corp.........................   271,878    4,670,864
     Daktronics, Inc....................................    44,000      333,520
*    Dell Technologies, Class C.........................    24,705    1,665,364
*    Digi International, Inc............................    25,438      327,387
*    Diodes, Inc........................................    46,270    1,685,153
     Dolby Laboratories, Inc., Class A..................    26,154    1,691,902
*    DSP Group, Inc.....................................    46,713      667,529
     DXC Technology Co..................................   228,936   15,050,253
*    EchoStar Corp., Class A............................    27,151    1,081,967
# *  Electronics for Imaging, Inc.......................    58,110    2,161,111
*    EMCORE Corp........................................       744        2,916
*    ePlus, Inc.........................................    17,490    1,649,132
*    Fabrinet...........................................    41,355    2,502,805
*    FARO Technologies, Inc.............................    20,000    1,125,000
     Fidelity National Information Services, Inc........   198,899   23,058,361
*    Finisar Corp.......................................    66,449    1,602,085
# *  First Solar, Inc...................................    32,183    1,980,220
*    Flex, Ltd..........................................   460,795    5,087,177
     FLIR Systems, Inc..................................    78,882    4,176,013
*    FormFactor, Inc....................................    83,395    1,580,335
*    Frequency Electronics, Inc.........................     7,390       89,049
*    GSI Technology, Inc................................     2,491       20,252
*    Harmonic, Inc......................................    40,417      228,760
     Hewlett Packard Enterprise Co......................   894,616   14,143,879
# *  II-VI, Inc.........................................    68,240    2,718,682
*    Insight Enterprises, Inc...........................    42,100    2,382,018
     Intel Corp......................................... 4,943,498  252,316,138
     InterDigital, Inc..................................    29,183    1,908,276
# *  Itron, Inc.........................................    25,301    1,357,652

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
     Jabil, Inc......................................... 156,633 $ 4,731,883
     Juniper Networks, Inc.............................. 212,100   5,890,017
     KBR, Inc...........................................  60,314   1,340,177
     KEMET Corp.........................................  54,623     976,113
*    Key Tronic Corp....................................  17,623      97,808
*    Kimball Electronics, Inc...........................  23,443     354,693
*    Knowles Corp.......................................  13,114     247,592
     Kulicke & Soffa Industries, Inc....................  74,988   1,744,971
*    KVH Industries, Inc................................  13,696     134,221
*    Lattice Semiconductor Corp.........................  35,397     458,391
*    Limelight Networks, Inc............................  63,304     188,013
#    Littelfuse, Inc....................................  16,707   3,358,942
# *  LiveRamp Holdings, Inc.............................  48,169   2,809,698
     LogMeIn, Inc.......................................  28,536   2,351,366
# *  Lumentum Holdings, Inc.............................  51,495   3,191,145
     ManTech International Corp., Class A...............   2,048     126,955
     Marvell Technology Group, Ltd...................... 166,418   4,163,778
     Methode Electronics, Inc...........................  72,016   2,125,192
*    Micron Technology, Inc............................. 842,584  35,439,083
*    MicroStrategy, Inc., Class A.......................     900     134,730
     MKS Instruments, Inc...............................  62,405   5,679,479
     Monotype Imaging Holdings, Inc.....................   1,400      24,136
     MTS Systems Corp...................................  20,400   1,121,592
*    Nanometrics, Inc...................................   4,900     145,971
*    NETGEAR, Inc.......................................  34,428   1,068,301
*    Netscout Systems, Inc..............................  21,784     640,450
*    Nuance Communications, Inc......................... 195,900   3,296,997
*    ON Semiconductor Corp.............................. 364,015   8,394,186
*    Optical Cable Corp.................................  10,474      51,008
*    OSI Systems, Inc...................................  19,200   1,730,496
# *  PAR Technology Corp................................  10,048     238,238
     Park Electrochemical Corp..........................     830      13,653
     PC Connection, Inc.................................  35,467   1,317,954
*    PCM, Inc...........................................  10,471     288,895
*    Perceptron, Inc....................................   1,300       9,464
*    Perficient, Inc....................................  28,300     833,152
     Perspecta, Inc..................................... 114,468   2,641,921
*    Photronics, Inc....................................  79,712     744,510
     Plantronics, Inc...................................   2,093     107,748
*    Plexus Corp........................................  35,152   2,115,447
*    Qorvo, Inc.........................................  81,235   6,142,178
*    Rambus, Inc........................................   9,315     106,750
*    Ribbon Communications, Inc.........................   6,622      35,494
     Richardson Electronics, Ltd........................  15,464      90,464
*    Rogers Corp........................................  16,943   2,838,291
*    Rudolph Technologies, Inc..........................  26,797     648,219
*    Sanmina Corp.......................................  39,846   1,351,576
*    ScanSource, Inc....................................  21,541     811,019
     Science Applications International Corp............  29,884   2,239,806
*    Silicon Laboratories, Inc..........................   4,106     442,052
     SS&C Technologies Holdings, Inc....................  51,586   3,490,309
*    Sykes Enterprises, Inc.............................  21,292     590,853
# *  Synaptics, Inc.....................................  38,700   1,457,829
     SYNNEX Corp........................................  55,899   6,030,384
     TE Connectivity, Ltd............................... 197,255  18,867,441
*    Tech Data Corp.....................................  81,325   8,670,058
     TESSCO Technologies, Inc...........................   8,689     161,094
     TiVo Corp..........................................  19,000     178,030
# *  TTM Technologies, Inc..............................  72,684     962,336

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
# *  Ultra Clean Holdings, Inc..........................  24,282 $    290,656
*    Veeco Instruments, Inc.............................  15,978      194,612
*    Verint Systems, Inc................................  44,826    2,707,042
# *  ViaSat, Inc........................................  38,556    3,501,656
*    Viavi Solutions, Inc...............................  16,203      215,500
*    Virtusa Corp.......................................  30,064    1,670,055
#    Vishay Intertechnology, Inc........................ 151,731    3,005,791
*    Vishay Precision Group, Inc........................  16,480      624,098
     Western Digital Corp............................... 215,907   11,037,166
     Xerox Corp......................................... 219,074    7,308,309
     Xperi Corp.........................................  54,435    1,352,710
                                                                 ------------
TOTAL INFORMATION TECHNOLOGY............................          873,296,138
                                                                 ------------
MATERIALS -- (2.2%)
*    AdvanSix, Inc......................................  19,500      589,485
#    Albemarle Corp.....................................  90,957    6,827,232
*    Alcoa Corp......................................... 187,747    5,009,090
# *  Allegheny Technologies, Inc........................  66,897    1,667,073
     Ashland Global Holdings, Inc....................... 112,560    9,064,457
#    Bemis Co., Inc.....................................  41,892    2,405,439
     Boise Cascade Co...................................  43,464    1,203,518
     Cabot Corp.........................................  52,535    2,384,038
     Carpenter Technology Corp..........................  52,999    2,632,460
# *  Century Aluminum Co................................  15,822      133,063
*    Clearwater Paper Corp..............................  16,822      339,300
# *  Coeur Mining, Inc..................................  13,910       50,215
#    Commercial Metals Co...............................  75,297    1,301,885
#    Compass Minerals International, Inc................   3,272      187,780
     Core Molding Technologies, Inc.....................  11,847       96,198
     Domtar Corp........................................  46,407    2,269,302
*    Dow, Inc...........................................  16,162      916,870
     DowDuPont, Inc.....................................  48,488    1,864,364
     Eagle Materials, Inc...............................  29,539    2,685,390
     Element Solutions, Inc.............................  90,367      981,386
     Freeport-McMoRan, Inc..............................  24,064      296,228
     Friedman Industries, Inc...........................   3,048       22,403
     FutureFuel Corp....................................   6,104       89,668
     Gold Resource Corp.................................   4,500       16,470
#    Graphic Packaging Holding Co....................... 226,842    3,148,567
     Greif, Inc., Class A...............................  21,053      832,015
     Greif, Inc., Class B...............................     400       19,460
     Hawkins, Inc.......................................  10,809      398,960
     Haynes International, Inc..........................  10,047      324,619
     HB Fuller Co.......................................  57,208    2,801,476
#    Hecla Mining Co.................................... 374,063      785,532
     Huntsman Corp...................................... 173,276    3,853,658
     Innophos Holdings, Inc.............................  22,786      733,481
     Innospec, Inc......................................  16,733    1,419,293
     Kaiser Aluminum Corp...............................  27,181    2,674,610
*    Kraton Corp........................................  18,082      593,451
#    Kronos Worldwide, Inc..............................   2,217       30,151
     Louisiana-Pacific Corp............................. 173,457    4,345,098
*    LSB Industries, Inc................................   1,758       10,284
#    Martin Marietta Materials, Inc.....................  23,633    5,244,163
     Materion Corp......................................  18,497    1,073,381
     Mercer International, Inc..........................  21,725      307,626
     Minerals Technologies, Inc.........................  34,280    2,151,756
     Neenah, Inc........................................   7,684      521,359
     Newmont Goldcorp Corp.............................. 141,468    4,393,996

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                         SHARES     VALUE+
                                                         ------- ------------
MATERIALS -- (Continued)
     Northern Technologies International Corp...........   3,035 $     80,367
     Nucor Corp......................................... 103,401    5,901,095
     Olin Corp.......................................... 186,712    4,049,783
     Olympic Steel, Inc.................................   9,986      161,973
     Owens-Illinois, Inc................................  27,200      537,472
     PH Glatfelter Co...................................  43,300      683,274
*    PQ Group Holdings, Inc.............................   2,829       44,726
#    Rayonier Advanced Materials, Inc...................   4,094       60,755
     Reliance Steel & Aluminum Co.......................  93,801    8,625,940
#    Royal Gold, Inc....................................  44,209    3,848,836
     Schnitzer Steel Industries, Inc., Class A..........     400        9,488
     Schweitzer-Mauduit International, Inc..............  30,600    1,088,442
#    Sensient Technologies Corp.........................  38,101    2,671,642
     Silgan Holdings, Inc...............................   5,100      152,694
     Sonoco Products Co.................................  74,973    4,727,797
     Steel Dynamics, Inc................................ 209,601    6,640,160
     Stepan Co..........................................  22,152    2,049,946
# *  Summit Materials, Inc., Class A....................  26,298      460,741
*    SunCoke Energy, Inc................................  62,210      535,628
     Synalloy Corp......................................     949       16,750
# *  TimkenSteel Corp...................................  36,857      373,730
*    Trecora Resources..................................  10,776      100,756
     Tredegar Corp......................................  26,545      478,341
     Trinseo SA.........................................  33,242    1,494,228
*    Tronox Holdings P.L.C., Class A....................  82,313    1,163,906
*    UFP Technologies, Inc..............................     339       12,340
     United States Lime & Minerals, Inc.................   2,500      202,300
#    United States Steel Corp........................... 168,857    2,634,169
*    Universal Stainless & Alloy Products, Inc..........   6,269       90,211
# *  US Concrete, Inc...................................   1,500       70,695
#    Valvoline, Inc..................................... 204,538    3,783,953
*    Verso Corp., Class A...............................   2,361       52,697
     Vulcan Materials Co................................  58,246    7,345,403
     Westlake Chemical Corp............................. 158,152   11,031,102
     WestRock Co........................................ 128,973    4,949,984
     Worthington Industries, Inc........................  47,589    1,909,747
                                                                 ------------
TOTAL MATERIALS.........................................          156,737,321
                                                                 ------------
REAL ESTATE -- (0.2%)
     Alexander & Baldwin, Inc...........................  55,273    1,305,549
     Griffin Industrial Realty, Inc.....................   1,500       54,765
# *  Howard Hughes Corp. (The)..........................  27,339    3,034,629
     Jones Lang LaSalle, Inc............................  39,632    6,125,918
#    Kennedy-Wilson Holdings, Inc.......................  96,704    2,083,004
     Newmark Group, Inc., Class A.......................  14,983      127,655
*    Rafael Holdings, Inc., Class B.....................     550        8,910
     RE/MAX Holdings, Inc., Class A.....................   3,800      164,654
# *  St Joe Co. (The)...................................  40,700      693,528
*    Stratus Properties, Inc............................   3,069       82,188
                                                                 ------------
TOTAL REAL ESTATE.......................................           13,680,800
                                                                 ------------
UTILITIES -- (0.1%)
     MDU Resources Group, Inc........................... 125,647    3,285,669
     New Jersey Resources Corp..........................  71,117    3,561,539
     NRG Energy, Inc....................................  55,469    2,283,659

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                                                      SHARES       VALUE+
                                                                                    ---------- --------------
UTILITIES -- (Continued)
#                               Ormat Technologies, Inc............................     21,034 $    1,227,544
                                                                                               --------------
TOTAL UTILITIES....................................................................                10,358,411
                                                                                               --------------
TOTAL COMMON STOCKS................................................................             7,104,679,838
                                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
ENERGY -- (0.0%)
# * (double right angle quote)  Parker Drilling Co. Warrents 09/16/24..............        710              0
                                                                                               --------------
TOTAL INVESTMENT SECURITIES                                                                     7,104,679,838
                                                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
                                State Street Institutional U.S. Government Money
                                  Market Fund 2.370%............................... 11,086,205     11,086,205
                                                                                               --------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@ (S)                           The DFA Short Term Investment Fund................. 14,329,949    165,811,845
                                                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,155,453,522)................................            $7,281,577,888
                                                                                               ==============

P.L.C.Public Limited Company
SA  Special Assessment
+   See Note B to Financial Statements.
#   Total or Partial Securities on Loan.
*   Non-Income Producing Securities.
(double right angle quote)Securities that have generally been fair value factored. See Note B to Financial Statements.
@   Security purchased with cash proceeds from Securities on Loan.
(S) Affiliated Fund.

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Communication Services...... $  892,862,097           --   --    $  892,862,097
   Consumer Discretionary......    455,021,828 $        988   --       455,022,816
   Consumer Staples............    424,720,661           --   --       424,720,661
   Energy......................    852,523,618           --   --       852,523,618
   Financials..................  1,578,492,590        4,005   --     1,578,496,595
   Health Care.................    929,766,947           --   --       929,766,947
   Industrials.................    917,214,434           --   --       917,214,434
   Information Technology......    873,296,138           --   --       873,296,138
   Materials...................    156,737,321           --   --       156,737,321
   Real Estate.................     13,680,800           --   --        13,680,800
   Utilities...................     10,358,411           --   --        10,358,411
Temporary Cash Investments.....     11,086,205           --   --        11,086,205
Securities Lending Collateral..             --  165,811,845   --       165,811,845
                                -------------- ------------   --    --------------
TOTAL.......................... $7,115,761,050 $165,816,838   --    $7,281,577,888
                                ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.  EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:    /s/ David P. Butler
       ------------------------------
       David P. Butler
       Co-Chief Executive Officer

Date:  July 5, 2019

By:    /s/ Gerard K. O'Reilly
       ------------------------------
       Gerard K. O'Reilly
       Co-Chief Executive Officer and
       Chief Investment Officer

Date:  July 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ David P. Butler
       --------------------------------
       David P. Butler
       Co-Principal Executive Officer
       The DFA Investment Trust Company

Date:  July 5, 2019

By:    /s/ Gerard K. O'Reilly
       --------------------------------
       Gerard K. O'Reilly
       Co-Principal Executive Officer
       The DFA Investment Trust Company

Date:  July 5, 2019

By:    /s/ Gregory K. Hinkle
       --------------------------------
       Gregory K. Hinkle
       Principal Financial Officer
       The DFA Investment Trust Company

Date:  July 5, 2019